2026 QUARTERLY REPORT
Russell Investment Company
January 31, 2026
FUND SHARE CLASS
U.S. Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Equity Income Fund A, C, S, Y
Sustainable Aware Equity Fund A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S, Y
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
Multifactor International Equity Fund M, R6, S, Y
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Long Duration Bond Fund M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax-Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Strategy Fund A, C, M, S, Y

Russell Investment
Company
Russell Investment Company
is a series investment company
with 29 different investment
portfolios referred to as Funds.
This Quarterly Report reports on
24 of these Funds.

Page
Multifactor U.S. Equity Fund 3
Equity Income Fund 13
Sustainable Aware Equity Fund 18
U.S. Strategic Equity Fund 26
U.S. Small Cap Equity Fund 33
Multifactor International Equity Fund 46
International Developed Markets Fund 56
Global Equity Fund 67
Emerging Markets Fund 80
Tax-Managed U.S. Large Cap Fund 91
Tax-Managed U.S. Mid & Small Cap Fund 97
Tax-Managed International Equity Fund 107
Tax-Managed Real Assets Fund 122
Opportunistic Credit Fund 130
Long Duration Bond Fund 180
Strategic Bond Fund 187
Investment Grade Bond Fund 213
Short Duration Bond Fund 234
Tax-Exempt High Yield Bond Fund 253
Tax-Exempt Bond Fund 331
Global Infrastructure Fund 406
Global Real Estate Securities Fund 412
Multi-Strategy Income Fund 417
Multi-Asset Strategy Fund 445
Notes to Schedules of Investments 467
Notes to Quarterly Report 469
Russell Investment Company
Quarterly Report
January 31, 2026 (Unaudited)
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2026. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.6%
Consumer Discretionary - 12.5%
Amazon.com, Inc.(Æ) 37,331 8,933
Amer Sports, Inc.(Æ) 1,432 52
API Group Corp.(Æ) 2,920 121
AutoNation, Inc.(Æ) 326 67
AutoZone, Inc.(Æ) 62 230
Axon Enterprise, Inc.(Æ) 409 198
Bath & Body Works, Inc. 1,920 42
Best Buy Co., Inc. 2,328 152
BJ's Wholesale Club Holdings, Inc.(Æ) 1,857 172
BorgWarner, Inc. 1,372 65
Boyd Gaming Corp. 723 61
Bright Horizons Family Solutions, Inc.(Æ) 469 43
Burlington Stores, Inc.(Æ) 211 62
CarMax, Inc.(Æ) 1,077 48
Carnival Corp. 10,451 314
Carvana Co.(Æ) 690 277
Cava Group, Inc.(Æ) 681 41
Charter Communications, Inc. Class A(Æ) 1,071 221
Chewy, Inc. Class A(Æ) 1,975 57
Chipotle Mexican Grill, Inc. Class A(Æ) 5,160 201
Comcast Corp. Class A 21,899 651
Costco Wholesale Corp. 1,652 1,553
Coupang , Inc.(Æ) 9,339 188
Crocs, Inc.(Æ) 572 48
Curtiss-Wright Corp. 479 315
Darden Restaurants, Inc. 819 163
Deckers Outdoor Corp.(Æ) 786 94
Dick's Sporting Goods, Inc. 249 50
Dollar General Corp. 2,016 289
Domino's Pizza, Inc. 156 64
DR Horton, Inc. 2,234 333
DraftKings , Inc. Class A(Æ) 1,380 38
Duolingo , Inc.(Æ) 396 53
Dutch Bros, Inc. Class A(Æ) 998 54
eBay, Inc. 3,143 287
Expedia Group, Inc. 891 236
FactSet Research Systems, Inc. 381 97
Ferguson Enterprises, Inc. 502 127
Five Below, Inc.(Æ) 420 80
Floor & Decor Holdings, Inc. Class A(Æ) 985 65
Flutter Entertainment PLC(Æ) 353 58
Ford Motor Co. 22,394 311
Fox Corp. Class A 3,341 243
Freshpet , Inc.(Æ) 646 45
GameStop Corp. Class A(Æ) 2,561 61
Gap, Inc. (The) 4,379 123
Garmin, Ltd. 787 159
Gen Digital, Inc. 5,066 122
General Motors Co. 5,112 429
Genuine Parts Co. 569 79
Grand Canyon Education, Inc.(Æ) 314 55
Hasbro, Inc. 1,006 90
Hilton Worldwide Holdings, Inc. 638 190
Home Depot, Inc. (The) 2,055 770
Hubbell, Inc. Class B 402 196
Lear Corp. 508 59
Lennar Corp. Class A 2,333 255
Leonardo DRS, Inc. 1,182 49
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Liberty Broadband Corp. Class C(Æ) 1,701 82
Liberty Media Corp. Class C(Æ) 1,106 96
Lithia Motors, Inc. Class A 169 55
Lowe's Cos., Inc. 816 218
Lululemon Athletica , Inc.(Æ) 403 70
Macy's, Inc. 4,591 92
Marriott International, Inc. Class A 395 125
Mattel, Inc.(Æ) 5,521 115
McDonald's Corp. 1,306 411
MGM Resorts International(Æ) 1,835 62
Netflix, Inc. Class B(Æ) 15,331 1,280
New York Times Co. (The) Class A 1,401 103
Nexstar Media Group, Inc. Class A 312 66
NIKE, Inc. Class B 2,680 166
Norwegian Cruise Line Holdings, Ltd.(Æ) 1,565 34
nVent Electric PLC 732 82
NVR, Inc.(Æ) 45 344
Ollie's Bargain Outlet Holdings, Inc.(Æ) 656 72
Omnicom Group, Inc. 2,757 212
On Holding AG Class A(Æ) 1,676 76
O'Reilly Automotive, Inc.(Æ) 1,290 127
Paramount Skydance Corp. Class B 2,878 32
Penske Automotive Group, Inc. 297 47
Planet Fitness, Inc. Class A(Æ) 836 76
PulteGroup, Inc. 2,322 290
PVH Corp. 690 43
QXO, Inc.(Æ) 2,549 57
Ralph Lauren Corp. Class A 583 206
RB Global, Inc. 1,676 190
Restaurant Brands International, Inc. 1,149 77
Rivian Automotive, Inc. Class A(Æ) 5,631 83
Rocket Lab Corp.(Æ) 2,921 234
Ross Stores, Inc. 1,280 241
Royal Caribbean Cruises, Ltd. 900 292
Sensata Technologies Holding PLC 1,690 58
Service Corp. International 879 71
SharkNinja , Inc.(Æ) 855 101
Sirius Xm Holdings, Inc. 2,231 45
Somnigroup International, Inc. 1,075 94
Tapestry, Inc. 1,188 151
Target Corp. 3,229 341
Tesla, Inc.(Æ) 9,879 4,252
Texas Roadhouse, Inc. Class A 555 100
Thor Industries, Inc. 415 46
TJX Cos., Inc. (The) 4,267 639
TKO Group Holdings, Inc. 464 94
Toll Brothers, Inc. 654 95
Tractor Supply Co. 3,229 164
Travel + Leisure Co. 626 44
U-Haul Holding Co. 963 49
Ulta Beauty, Inc.(Æ) 214 139
Versant Media Group, Inc.(Æ) 875 29
Viking Holdings, Ltd.(Æ) 1,659 120
Walmart, Inc. 15,626 1,862
Walt Disney Co. (The) 4,002 451
Wayfair, Inc. Class A(Æ) 929 96
Whirlpool Corp. 598 48
Williams-Sonoma, Inc. 721 148
YETI Holdings, Inc.(Æ) 1,718 79
Yum! Brands, Inc. 757 118

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zillow Group, Inc. Class C(Æ) 552 35
34,661
Consumer Staples - 3.0%
Albertsons Cos., Inc. Class A 6,959 116
Altria Group, Inc. 6,077 377
Aramark 2,155 83
Archer-Daniels-Midland Co. 4,574 308
Brown-Forman Corp. Class B 1,961 54
Bunge Global SA 844 96
Campbell's Co. (The) 2,489 70
Casey's General Stores, Inc. 483 293
Celsius Holdings, Inc.(Æ) 1,234 65
Church & Dwight Co., Inc. 1,685 162
Clorox Co. (The) 1,245 140
Coca-Cola Co. (The) 8,458 633
Coca-Cola Consolidated, Inc. 589 89
Colgate-Palmolive Co. 1,473 133
Conagra Brands, Inc. 5,400 100
elf Beauty, Inc.(Æ) 398 34
Flowers Foods, Inc. 3,696 42
General Mills, Inc. 4,887 226
Hershey Co. (The) 877 171
Hormel Foods Corp. 3,167 78
Ingredion, Inc. 1,340 158
JM Smucker Co. (The) 1,742 183
Kenvue , Inc. 7,105 124
Keurig Dr Pepper, Inc. 5,575 153
Kimberly-Clark Corp. 1,606 160
Kraft Heinz Co. (The) 7,231 172
Kroger Co. (The) 4,401 277
McCormick & Co., Inc. 926 57
Molson Coors Beverage Co. Class B 1,732 83
Mondelez International, Inc. Class A 4,210 246
Monster Beverage Corp.(Æ) 5,998 484
PepsiCo, Inc. 2,613 401
Performance Food Group Co.(Æ) 526 50
Philip Morris International, Inc. 3,370 605
Pilgrim's Pride Corp. 1,218 53
Post Holdings, Inc.(Æ) 731 75
Primo Brands Corp. Class A 4,398 83
Procter & Gamble Co. (The) 6,545 993
Sprouts Farmers Market, Inc.(Æ) 1,306 93
Sysco Corp. 1,923 161
Tyson Foods, Inc. Class A 2,967 194
US Foods Holding Corp.(Æ) 2,547 213
8,288
Energy - 3.6%
Baker Hughes Co. 3,524 197
Chevron Corp. 9,677 1,712
Coterra Energy, Inc. 9,968 287
Devon Energy Corp. 5,891 237
Diamondback Energy, Inc. 1,822 299
Eaton Corp. PLC 798 280
Enphase Energy, Inc.(Æ) 1,272 47
EOG Resources, Inc. 3,683 413
EQT Corp. 5,189 299
Exxon Mobil Corp. 19,857 2,808
First Solar, Inc.(Æ) 367 83
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Halliburton Co. 5,508 185
HF Sinclair Corp. 2,382 124
Kinder Morgan, Inc. 3,685 112
Marathon Petroleum Corp. 1,572 277
Matador Resources Co. 1,417 64
NOV, Inc. 3,971 73
Occidental Petroleum Corp. 4,026 183
ONEOK, Inc. 3,162 250
Phillips 66 2,317 333
Range Resources Corp. 1,841 70
SLB, Ltd. 7,379 357
SM Energy Co. 2,240 44
Targa Resources Corp. 513 103
TechnipFMC PLC 1,748 97
Texas Pacific Land Corp. 525 183
Valero Energy Corp. 2,140 388
Weatherford International PLC 1,080 102
Williams Cos., Inc. (The) 4,758 320
9,927
Financial Services - 14.1%
Affirm Holdings, Inc.(Æ) 582 35
Aflac, Inc. 3,719 413
AGNC Investment Corp.(ö) 5,781 66
Agree Realty Corp.(ö) 1,083 78
Air Lease Corp. Class A 1,547 100
Allstate Corp. (The) 1,695 337
Ally Financial, Inc. 1,838 78
American Express Co. 888 313
American Financial Group, Inc. 1,239 161
American Homes 4 Rent Class A(ö) 3,337 105
American International Group, Inc. 3,832 287
American Tower Corp.(ö) 523 94
Annaly Capital Management, Inc.(ö) 5,862 135
Aon PLC Class A 467 163
Apollo Global Management, Inc. 816 110
Arch Capital Group, Ltd.(Æ) 3,289 316
Ares Management Corp. Class A 385 58
Arthur J Gallagher & Co. 956 238
Assurant, Inc. 451 107
Assured Guaranty, Ltd. 571 48
AvalonBay Communities, Inc.(ö) 311 55
Axis Capital Holdings, Ltd. 635 66
Bank of America Corp. 32,293 1,718
Bank of New York Mellon Corp. (The) 4,911 589
Bank OZK 1,058 50
Berkshire Hathaway, Inc. Class B(Æ) 7,156 3,439
BlackRock, Inc. 173 194
Blackstone, Inc. Class A 312 44
Brixmor Property Group, Inc.(ö) 2,193 59
Brown & Brown, Inc. 3,291 237
Capital One Financial Corp. 3,323 728
Cboe Global Markets, Inc. 1,237 328
CBRE Group, Inc. Class A(Æ) 1,049 179
Charles Schwab Corp. (The) 3,537 368
Chubb, Ltd. 2,265 701
Cincinnati Financial Corp. 1,324 213
Citigroup, Inc. 9,567 1,107
Citizens Financial Group, Inc. 2,577 162
CME Group, Inc. Class A 1,235 357

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Columbia Banking System, Inc. 2,401 71
Comerica, Inc. 782 69
Commerce Bancshares, Inc. 2,050 108
CoStar Group, Inc.(Æ) 781 48
Crown Castle, Inc.(ö) 474 41
CubeSmart (ö) 1,353 51
Cullen/Frost Bankers, Inc. 769 106
East West Bancorp, Inc. 1,899 217
EastGroup Properties, Inc.(ö) 328 60
Equinix , Inc.(ö) 237 195
Equitable Holdings, Inc. 2,473 115
Equity LifeStyle Properties, Inc. Class A(ö) 1,172 74
Equity Residential(ö) 1,094 68
Essex Property Trust, Inc.(ö) 438 110
Evercore , Inc. Class A 375 132
Everest Group, Ltd. 331 110
Extra Space Storage, Inc.(ö) 534 74
F&G Annuities & Life, Inc. 120 4
Federal Realty Investment Trust(ö) 578 58
Fidelity National Financial, Inc. 2,012 109
Fifth Third Bancorp 2,996 150
First American Financial Corp. 657 42
First Citizens BancShares , Inc. Class A 54 112
First Horizon Corp. 5,857 143
First Industrial Realty Trust, Inc.(ö) 1,114 65
FNB Corp. 3,415 60
Franklin Resources, Inc. 2,173 58
Gaming and Leisure Properties, Inc.(ö) 1,035 46
Global Payments, Inc. 1,379 99
Globe Life, Inc. 1,222 171
Goldman Sachs Group, Inc. (The) 1,208 1,130
Hamilton Lane, Inc. Class A 357 50
Hanover Insurance Group, Inc. (The) 594 103
Hartford Insurance Group, Inc. (The) 2,919 394
Host Hotels & Resorts, Inc.(ö) 2,977 55
Houlihan Lokey , Inc. Class A 672 113
Huntington Bancshares, Inc. 8,546 149
Interactive Brokers Group, Inc. Class A 3,034 227
Intercontinental Exchange, Inc. 1,933 336
Invesco, Ltd. 3,140 86
Invitation Homes, Inc.(ö) 3,896 104
Iron Mountain, Inc.(ö) 552 51
Jefferies Financial Group, Inc. 675 41
Jones Lang LaSalle, Inc.(Æ) 429 154
JPMorgan Chase & Co. 10,955 3,351
KeyCorp 3,037 65
Kinsale Capital Group, Inc. 278 110
KKR & Co., Inc. Class A 842 96
Lamar Advertising Co. Class A(ö) 436 56
Lazard, Inc. 1,128 61
Loews Corp. 1,906 201
LPL Financial Holdings, Inc. 808 295
M&T Bank Corp. 945 209
Markel Group, Inc.(Æ) 136 278
Marsh & McLennan Cos., Inc. 715 135
Mastercard , Inc. Class A 3,355 1,808
MetLife, Inc. 3,624 286
MGIC Investment Corp. 4,792 129
Mid-America Apartment Communities, Inc.
(ö) 1,101 148
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Moody's Corp. 492 254
Morgan Stanley 4,167 762
Morningstar, Inc. 230 46
Nasdaq, Inc. 3,059 296
NET Lease Office Properties(ö) 1 —
NNN REIT, Inc.(ö) 1,981 83
Northern Trust Corp. 877 131
NU Holdings, Ltd. Class A(Æ) 17,492 310
Old Republic International Corp. 2,417 95
Omega Healthcare Investors, Inc.(ö) 989 43
OneMain Holdings, Inc. 721 47
Pinnacle Financial Partners, Inc. 1,336 127
PNC Financial Services Group, Inc. (The) 1,865 416
Popular, Inc. 846 113
Primerica, Inc. 485 128
Principal Financial Group, Inc. 2,107 200
Progressive Corp. (The) 2,783 579
Prosperity Bancshares, Inc. 766 53
Prudential Financial, Inc. 1,607 179
Public Storage(ö) 321 89
Raymond James Financial, Inc. 1,081 179
Realty Income Corp.(ö) 3,225 197
Regency Centers Corp.(ö) 812 59
Regions Financial Corp. 4,074 116
Reinsurance Group of America, Inc. Class A 628 127
RenaissanceRe Holdings, Ltd. 477 134
Rexford Industrial Realty, Inc.(ö) 1,480 60
Rithm Capital Corp.(ö) 5,142 56
RLI Corp. 628 37
Robinhood Markets, Inc. Class A(Æ) 2,286 227
Rocket Cos., Inc. Class A 4,466 80
S&P Global, Inc. 629 332
SBA Communications Corp.(ö) 232 43
SEI Investments Co. 1,570 138
Shift4 Payments, Inc. Class A(Æ) 528 31
Simon Property Group, Inc.(ö) 491 94
SLM Corp. 2,070 56
SoFi Technologies, Inc.(Æ) 7,869 179
SouthState Bank Corp. 560 57
STAG Industrial, Inc.(ö) 1,944 73
Starwood Property Trust, Inc.(ö) 2,656 48
State Street Corp. 1,918 251
Stifel Financial Corp. 655 81
Sun Communities, Inc.(ö) 434 55
Synchrony Financial 1,743 127
T Rowe Price Group, Inc. 1,523 161
Tradeweb Markets, Inc. Class A 1,257 130
Travelers Cos., Inc. (The) 1,575 448
Truist Financial Corp. 5,491 282
Unum Group 1,046 79
US Bancorp 7,101 398
Ventas, Inc.(ö) 1,559 121
VICI Properties, Inc.(ö) 8,488 238
Virtu Financial, Inc. Class A 1,241 52
Visa, Inc. Class A 6,719 2,162
Voya Financial, Inc. 584 45
W.R. Berkley Corp. 4,130 283
Webster Financial Corp. 1,110 73
Welltower , Inc.(ö) 2,096 395
Western Alliance Bancorp 722 64

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Western Union Co. (The) 6,292 59
White Mountains Insurance Group, Ltd. 34 70
Wintrust Financial Corp. 614 91
WP Carey, Inc.(ö) 1,742 122
XP, Inc. Class A 4,937 96
Zions Bancorp NA 829 50
39,030
Health Care - 9.6%
Abbott Laboratories 6,207 678
AbbVie, Inc. 4,536 1,012
Agilent Technologies, Inc. 1,395 187
Align Technology, Inc.(Æ) 455 74
Alnylam Pharmaceuticals, Inc.(Æ) 645 218
Amgen, Inc. 1,292 442
Avantor , Inc.(Æ) 4,279 47
Baxter International, Inc. 2,024 41
Becton Dickinson & Co. 1,522 310
Biogen, Inc.(Æ) 1,121 202
BioMarin Pharmaceutical, Inc.(Æ) 2,388 135
Boston Scientific Corp.(Æ) 5,786 541
Bristol-Myers Squibb Co. 14,801 815
Cardinal Health, Inc. 1,799 387
Cencora , Inc. Class A 854 307
Centene Corp.(Æ) 3,500 152
Charles River Laboratories International,
Inc.(Æ) 410 86
Chemed Corp. 134 57
Cigna Group (The) 2,340 641
Cooper Cos, Inc. (The)(Æ) 727 59
Corcept Therapeutics, Inc.(Æ) 759 30
CVS Health Corp. 9,617 717
Danaher Corp. 792 173
DaVita, Inc.(Æ) 297 33
Dexcom , Inc.(Æ) 2,594 190
Doximity , Inc. Class A(Æ) 642 24
Edwards Lifesciences Corp.(Æ) 2,715 221
Elanco Animal Health, Inc.(Æ) 4,793 115
Elevance Health, Inc. 1,533 530
Eli Lilly & Co. 2,460 2,551
Encompass Health Corp. 1,388 131
Exelixis , Inc.(Æ) 4,119 170
Gilead Sciences, Inc. 5,736 814
Globus Medical, Inc. Class A(Æ) 951 86
Halozyme Therapeutics, Inc.(Æ) 1,006 72
HCA Healthcare, Inc. 752 367
Henry Schein, Inc.(Æ) 1,202 91
Hologic , Inc.(Æ) 742 56
Humana, Inc. 745 145
IDEXX Laboratories, Inc.(Æ) 484 325
Illumina, Inc.(Æ) 573 83
Incyte Corp.(Æ) 1,607 161
Insulet Corp.(Æ) 592 151
Intuitive Surgical, Inc.(Æ) 1,051 530
IQVIA Holdings, Inc.(Æ) 331 76
Jazz Pharmaceuticals PLC(Æ) 606 100
Johnson & Johnson 9,727 2,210
Labcorp Holdings, Inc. 1,002 272
McKesson Corp. 418 347
Medpace Holdings, Inc.(Æ) 112 65
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Medtronic PLC 4,259 439
Merck & Co., Inc. 14,793 1,631
Molina Healthcare, Inc.(Æ) 770 138
Natera , Inc.(Æ) 813 188
Neurocrine Biosciences, Inc.(Æ) 825 112
Penumbra, Inc.(Æ) 448 160
Perrigo Co. PLC 2,003 28
Pfizer, Inc. 32,298 854
QIAGEN NV(Æ) 1,780 96
Quest Diagnostics, Inc. 1,577 295
Regeneron Pharmaceuticals, Inc. 631 468
ResMed , Inc. 1,271 328
Royalty Pharma PLC Class A 2,939 123
Solventum Corp.(Æ) 804 62
STERIS PLC 1,112 292
Stryker Corp. 1,109 410
Teleflex, Inc. 587 61
Tenet Healthcare Corp.(Æ) 1,082 205
Thermo Fisher Scientific, Inc. 397 230
United Therapeutics Corp.(Æ) 541 254
UnitedHealth Group, Inc. 4,276 1,227
Universal Health Services, Inc. Class B 1,130 227
Veeva Systems, Inc. Class A(Æ) 1,140 233
Vertex Pharmaceuticals, Inc.(Æ) 851 400
Viatris , Inc. 9,504 124
Waters Corp.(Æ) 605 224
West Pharmaceutical Services, Inc. 316 73
Zimmer Biomet Holdings, Inc. 1,068 93
Zoetis, Inc. Class A 1,531 191
26,393
Materials and Processing - 3.7%
AAON, Inc. 1,024 93
Acuity, Inc. 376 116
Advanced Drainage Systems, Inc. 442 67
Air Products and Chemicals, Inc. 419 114
Albemarle Corp. 580 99
Alcoa Corp. 1,711 97
Amcor PLC 3,232 143
Anglogold Ashanti PLC 4,924 457
AptarGroup, Inc. 565 71
Armstrong World Industries, Inc. 841 155
ATI, Inc.(Æ) 1,072 129
Axalta Coating Systems, Ltd.(Æ) 1,917 64
Ball Corp. 1,012 58
Builders FirstSource , Inc.(Æ) 1,485 170
Carpenter Technology Corp. 389 124
Carrier Global Corp. 2,182 130
Celanese Corp. Class A 922 41
CF Industries Holdings, Inc. 2,809 262
Copart , Inc.(Æ) 6,039 245
CRH PLC 3,110 381
Crown Holdings, Inc. 1,574 165
Darling Ingredients, Inc.(Æ) 1,112 51
Eagle Materials, Inc. 242 49
Eastman Chemical Co. 673 47
Ecolab, Inc. 989 279
Fastenal Co. 8,005 347
FMC Corp. 980 15
Fortune Brands Innovations, Inc. 1,024 55

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Freeport-McMoRan, Inc. 1,189 72
General Electric Co. 1,232 378
Graphic Packaging Holding Co. 3,975 58
International Flavors & Fragrances, Inc. 735 51
International Paper Co. 940 38
ITT, Inc. 1,280 233
James Hardie Industries PLC(Æ) 2,295 53
Johnson Controls International PLC 2,452 292
Linde PLC 516 236
LKQ Corp. 2,493 82
Louisiana-Pacific Corp. 798 67
LyondellBasell Industries NV Class A 1,742 85
Martin Marietta Materials, Inc. 127 83
Masco Corp. 757 50
MDU Resources Group, Inc. 2,731 56
Mohawk Industries, Inc.(Æ) 420 50
Mosaic Co. (The) 4,168 115
NewMarket Corp. 152 102
Newmont Corp. 8,199 921
Nucor Corp. 2,171 386
Owens Corning 678 81
Packaging Corp. of America 700 156
Pool Corp. 197 50
PPG Industries, Inc. 629 73
Reliance, Inc. 759 250
Royal Gold, Inc. 617 162
RPM International, Inc. 1,208 129
Sherwin-Williams Co. (The) 313 111
Silgan Holdings, Inc. 1,129 49
Simpson Manufacturing Co., Inc. 408 72
SiteOne Landscape Supply, Inc.(Æ) 416 60
Smurfit WestRock PLC 4,767 198
Solstice Advanced Materials Inc. 370 23
Sonoco Products Co. 960 46
Southern Copper Corp. 606 115
Steel Dynamics, Inc. 1,515 272
Timken Co. (The) 696 65
Trane Technologies PLC 1,156 486
Trex Co., Inc.(Æ) 1,007 42
Valmont Industries, Inc. 225 100
Vulcan Materials Co. 812 244
Watsco , Inc. 132 51
10,267
Producer Durables - 7.7%
ADT, Inc. 6,390 51
AECOM 1,594 154
AGCO Corp. 863 98
Alaska Air Group, Inc.(Æ) 2,082 106
Allison Transmission Holdings, Inc. Class A 380 41
American Airlines Group, Inc.(Æ) 7,130 95
AMETEK, Inc. 499 112
Amphenol Corp. Class A 6,952 1,002
AO Smith Corp. 1,104 81
Applied Industrial Technologies, Inc. 401 104
Aptiv PLC(Æ) 1,743 132
Automatic Data Processing, Inc. 946 233
Avery Dennison Corp. 295 55
Boeing Co. (The)(Æ) 1,064 249
Booz Allen Hamilton Holding Corp. Class A 936 83
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
BWX Technologies, Inc. 485 100
Carlisle Cos., Inc. 382 130
Caterpillar, Inc. 464 305
CH Robinson Worldwide, Inc. 957 187
Cintas Corp. 1,993 381
Clean Harbors, Inc.(Æ) 237 62
CNH Industrial NV 10,911 117
Comfort Systems USA, Inc. 399 456
Corpay , Inc.(Æ) 175 55
Crane Co. 586 107
CSX Corp. 3,150 119
Cummins, Inc. 639 370
Deere & Co. 657 347
Delta Air Lines, Inc. 5,628 371
Donaldson Co., Inc. 1,365 139
Dover Corp. 905 182
EMCOR Group, Inc. 512 369
Emerson Electric Co. 1,759 259
Equifax, Inc. 748 151
Euronet Worldwide, Inc.(Æ) 510 37
ExlService Holdings, Inc.(Æ) 2,308 90
Expeditors International of Washington, Inc. 1,318 212
FedEx Corp. 1,585 511
Flowserve Corp. 1,089 85
Fortive Corp. 997 53
FTAI Aviation, Ltd. 485 132
FTI Consulting, Inc.(Æ) 488 85
Gartner, Inc.(Æ) 719 151
Gates Industrial Corp. PLC(Æ) 2,815 65
GE Vernova , Inc. 970 705
Generac Holdings, Inc.(Æ) 526 88
General Dynamics Corp. 705 248
Gentex Corp. 3,393 78
Graco , Inc. 1,759 154
HEICO Corp. 615 204
HEICO Corp. Class A 628 160
Honeywell International, Inc. 1,378 314
Howmet Aerospace, Inc. 1,593 331
Huntington Ingalls Industries, Inc. 579 243
IDEX Corp. 349 69
Illinois Tool Works, Inc. 698 182
Ingersoll Rand, Inc. 903 78
Jacobs Solutions, Inc. 457 62
JB Hunt Transport Services, Inc. 695 141
Keysight Technologies, Inc.(Æ) 1,495 323
Kirby Corp.(Æ) 531 62
Knight-Swift Transportation Holdings, Inc. 1,301 72
L3Harris Technologies, Inc. 368 126
Landstar System, Inc. 353 53
Lincoln Electric Holdings, Inc. 647 172
MarketAxess Holdings, Inc. 315 53
MasTec , Inc.(Æ) 603 145
Middleby Corp. (The)(Æ) 328 48
MSA Safety, Inc. 513 91
MSC Industrial Direct Co., Inc. Class A 760 64
Mueller Industries, Inc. 1,238 169
Murphy USA, Inc. 216 91
Nordson Corp. 270 74
Norfolk Southern Corp. 408 119
Northrop Grumman Corp. 201 139

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Old Dominion Freight Line, Inc. 829 144
Oshkosh Corp. 562 81
Otis Worldwide Corp. 989 84
PACCAR, Inc. 3,911 481
Parker-Hannifin Corp. 486 455
Paychex, Inc. 2,282 235
Paylocity Holding Corp.(Æ) 311 42
Pentair PLC 1,093 115
Quanta Services, Inc. 758 360
Ralliant Corp. 440 23
RBC Bearings, Inc.(Æ) 215 107
Regal Rexnord Corp. 593 96
Republic Services, Inc. Class A 951 205
Robert Half, Inc. 1,622 56
Rockwell Automation, Inc. 660 278
Rollins, Inc. 3,878 246
Ryder System, Inc. 401 77
Saia, Inc.(Æ) 158 53
Snap-on, Inc. 806 295
Southwest Airlines Co. 3,763 179
StandardAero , Inc.(Æ) 1,821 56
Stanley Black & Decker, Inc. 985 77
Teledyne Technologies, Inc.(Æ) 335 208
Textron, Inc. 1,711 151
Toast, Inc. Class A(Æ) 5,736 178
TopBuild Corp.(Æ) 191 89
Toro Co. (The) 1,632 149
Trade Desk, Inc. (The) Class A(Æ) 1,669 51
TransDigm Group, Inc. 211 301
TransUnion 1,201 95
Trimble, Inc.(Æ) 2,323 157
Union Pacific Corp. 742 174
United Airlines Holdings, Inc.(Æ) 3,086 316
United Parcel Service, Inc. Class B 4,306 457
United Rentals, Inc. 261 204
Veralto Corp. 502 50
Verisk Analytics, Inc. Class A 1,021 222
Vertiv Holdings Co. Class A 816 152
Vontier Corp. 1,794 67
W.W. Grainger, Inc. 280 302
Waste Management, Inc. 663 147
WESCO International, Inc. 322 93
Westinghouse Air Brake Technologies Corp. 1,459 336
Woodward, Inc. 529 168
XPO, Inc.(Æ) 502 74
Xylem, Inc. 1,131 156
Zebra Technologies Corp. Class A(Æ) 334 78
21,202
Technology - 38.7%
Accenture PLC Class A 2,107 555
Adobe, Inc.(Æ) 1,327 389
Advanced Micro Devices, Inc.(Æ) 1,224 290
Airbnb, Inc. Class A(Æ) 1,139 147
Akamai Technologies, Inc.(Æ) 2,184 212
Allegion PLC 1,186 196
Alphabet, Inc. Class A 31,169 10,535
Alphabet, Inc. Class C 12,962 4,388
Amdocs, Ltd. 2,526 207
Amentum Holdings, Inc.(Æ) 2,302 82
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amkor Technology, Inc. 2,184 106
Analog Devices, Inc. 451 140
Appfolio , Inc. Class A(Æ) 283 54
Apple, Inc. 59,600 15,465
Applied Materials, Inc. 2,007 647
AppLovin Corp. Class A(Æ) 1,346 637
Arista Networks, Inc.(Æ) 3,513 498
Arrow Electronics, Inc.(Æ) 1,118 148
AST SpaceMobile , Inc.(Æ) 1,242 138
Astera Labs, Inc.(Æ) 669 101
Atlassian Corp. Class A(Æ) 844 100
Autodesk, Inc.(Æ) 1,580 400
Avnet, Inc. 941 59
Bentley Systems, Inc. Class B 1,775 62
Bio- Techne Corp. 1,097 70
Booking Holdings, Inc. 132 660
Broadcom, Inc. 18,095 5,995
Broadridge Financial Solutions, Inc. 630 124
CACI International, Inc. Class A(Æ) 392 243
Cadence Design Systems, Inc.(Æ) 1,179 349
CDW Corp. 448 57
Ciena Corp.(Æ) 929 234
Cirrus Logic, Inc.(Æ) 933 122
Cisco Systems, Inc. 20,316 1,591
Cloudflare , Inc. Class A(Æ) 1,406 249
Cognex Corp. 1,573 61
Cognizant Technology Solutions Corp.
Class A 8,974 736
Coherent Corp.(Æ) 387 82
Concentrix Corp. 917 34
Corning, Inc. 3,059 316
Corteva , Inc. 3,048 222
Crane NXT Co. 922 47
Crowdstrike Holdings, Inc. Class A(Æ) 888 392
Datadog , Inc. Class A(Æ) 1,298 168
Dell Technologies, Inc. Class C 427 49
DocuSign, Inc.(Æ) 1,242 65
Dolby Laboratories, Inc. Class A 770 49
DoorDash , Inc. Class A(Æ) 1,939 397
Dropbox, Inc. Class A(Æ) 1,886 48
DXC Technology Co.(Æ) 3,068 44
Dynatrace , Inc.(Æ) 3,935 150
Elastic NV(Æ) 654 43
Electronic Arts, Inc. 1,657 338
Entegris , Inc. 482 57
EPAM Systems, Inc.(Æ) 948 198
F5, Inc.(Æ) 941 259
Fair Isaac Corp.(Æ) 95 139
Fidelity National Information Services, Inc. 544 30
Fiserv, Inc.(Æ) 1,439 92
Flex, Ltd.(Æ) 5,342 337
Fortinet, Inc.(Æ) 3,341 271
GCI Liberty, Inc.(Æ)(Š) 7,417 —
GCI Liberty, Inc. Class C(Æ) 289 11
Genpact , Ltd. 3,560 157
Gitlab , Inc. Class A(Æ) 1,330 47
Globant SA(Æ) 549 37
Guidewire Software, Inc.(Æ) 674 95
Hewlett Packard Enterprise Co. 12,197 262
HP, Inc. 9,955 194

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HubSpot , Inc.(Æ) 233 65
Intel Corp.(Æ) 4,887 227
International Business Machines Corp. 2,163 663
Intuit, Inc. 869 434
Jabil, Inc. 556 132
Jack Henry & Associates, Inc. 1,082 194
KLA Corp. 317 453
Kyndryl Holdings, Inc.(Æ) 1,595 37
Lam Research Corp. 4,993 1,166
Lattice Semiconductor Corp.(Æ) 979 79
Leidos Holdings, Inc. 1,726 325
Lumentum Holdings, Inc. Class E(Æ) 549 215
Lyft, Inc. Class A(Æ) 4,300 73
MACOM Technology Solutions Holdings,
Inc.(Æ) 426 93
Manhattan Associates, Inc.(Æ) 320 48
Maplebear , Inc.(Æ) 1,894 70
Marvell Technology, Inc. 1,201 95
Match Group, Inc. 1,117 35
Meta Platforms, Inc. Class A 8,729 6,254
Micron Technology, Inc. 4,486 1,861
Microsoft Corp. 31,772 13,671
Millicom International Cellular SA 1,460 89
MKS, Inc. 736 173
MongoDB, Inc.(Æ) 184 68
Monolithic Power Systems, Inc. 282 317
Motorola Solutions, Inc. 578 233
MSCI, Inc. Class A 181 110
NetApp, Inc. 341 33
Nutanix , Inc. Class A(Æ) 1,819 72
NVIDIA Corp. 96,292 18,404
Okta , Inc.(Æ) 1,494 126
ON Semiconductor Corp.(Æ) 2,243 134
Oracle Corp. 2,308 380
Palantir Technologies, Inc. Class A(Æ) 6,959 1,020
Palo Alto Networks, Inc.(Æ) 2,214 392
Paycom Software, Inc. 555 75
PayPal Holdings, Inc. 5,490 289
Pegasystems , Inc. 1,332 58
Pinterest, Inc. Class A(Æ) 3,778 84
Procore Technologies, Inc.(Æ) 641 36
PTC, Inc.(Æ) 1,055 165
Pure Storage, Inc. Class A(Æ) 2,257 157
Qorvo , Inc.(Æ) 632 49
QUALCOMM, Inc. 2,528 383
Reddit , Inc. Class A(Æ) 1,046 189
ROBLOX Corp. Class A(Æ) 1,468 97
Roper Technologies, Inc. 511 190
Rubrik , Inc. Class A(Æ) 771 43
Salesforce, Inc. 2,867 609
Samsara, Inc. Class A(Æ) 3,505 98
Science Applications International Corp. 559 57
SentinelOne , Inc. Class A(Æ) 3,048 43
ServiceNow , Inc.(Æ) 3,096 362
Skyworks Solutions, Inc. 2,707 151
Snowflake, Inc. Class A(Æ) 1,152 222
Spotify Technology SA(Æ) 454 227
SS&C Technologies Holdings, Inc. 3,277 268
Strategy, Inc. Class A(Æ) 586 88
Super Micro Computer, Inc.(Æ) 4,502 131
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Synopsys, Inc.(Æ) 548 255
Take-Two Interactive Software, Inc.(Æ) 415 91
TD SYNNEX Corp. 1,139 181
Teradyne, Inc. 1,029 248
Texas Instruments, Inc. 2,487 536
Twilio , Inc. Class A(Æ) 1,230 148
Tyler Technologies, Inc.(Æ) 475 175
Uber Technologies, Inc.(Æ) 7,106 569
UiPath , Inc. Class A(Æ) 4,238 53
Unity Software, Inc.(Æ) 2,563 75
Universal Display Corp. 414 48
VeriSign, Inc. 862 211
Western Digital Corp. 3,756 940
Workday, Inc. Class A(Æ) 923 162
Zoom Communications, Inc. Class A(Æ) 4,335 399
Zscaler , Inc.(Æ) 971 194
106,774
Utilities - 3.7%
AES Corp. (The) 4,471 65
Alliant Energy Corp. 2,487 164
Ameren Corp. 1,855 192
American Electric Power Co., Inc. 2,551 306
American Water Works Co., Inc. 931 120
Antero Midstream Corp. 3,135 59
APA Corp. 4,506 119
AT&T, Inc. 47,557 1,246
Atmos Energy Corp. 1,075 179
CenterPoint Energy, Inc. 2,240 89
Cheniere Energy, Inc. 363 77
Chord Energy Corp. 638 64
CMS Energy Corp. 1,711 122
ConocoPhillips 7,661 798
Consolidated Edison, Inc. 3,428 366
Constellation Energy Corp. 642 180
Dominion Energy, Inc. 3,678 221
DT Midstream, Inc. 533 67
DTE Energy Co. 1,483 199
Duke Energy Corp. 2,273 276
Edison International 3,634 226
Entergy Corp. 2,113 203
Essential Utilities, Inc. 3,021 117
Eversource Energy 3,299 228
Exelon Corp. 9,842 441
Expand Energy Corp. 1,989 224
FirstEnergy Corp. 3,803 180
IDACORP, Inc. 520 69
National Fuel Gas Co. 1,113 93
NiSource, Inc. 3,015 134
NRG Energy, Inc. 991 151
Ovintiv , Inc. 3,207 139
Permian Resources Corp. Class A 5,311 86
PG&E Corp. 13,046 201
Pinnacle West Capital Corp. 1,472 138
Public Service Enterprise Group, Inc. 932 77
Sempra 3,871 337
Southern Co. (The) 3,047 272
T-Mobile US, Inc. 1,538 303
UGI Corp. 2,112 85
Verizon Communications, Inc. 29,766 1,325

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vistra Corp. 262 41
WEC Energy Group, Inc. 1,417 157
Xcel Energy, Inc. 2,743 209
10,345
Total Common Stocks
(cost $99,066) 266,887
Warrants and Rights - 0.0%
ABIOMED, Inc.(Š)
 Rights 505 —
Walgreens Boots Alliance, Inc.(Š)
  Rights 7,568 4
Total Warrants and Rights
(cost $5) 4
Short-Term Investments - 3.2%
U.S. Cash Management Fund(@) 8,738,203
(∞)
8,737
Total Short-Term Investments
(cost $8,738) 8,737
Total Investments - 99.8%
(identified cost $107,809) 275,628
Other Assets and Liabilities,
Net - 0.2%
516
Net Assets - 100.0%
276,144

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 11
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 22 USD 7,662 03/26 39
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 39
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 34,661 $ — $ —
$ —
$ 34,661
Consumer Staples 8,288 — —
—
8,288
Energy 9,927 — —
—
9,927
Financial Services 39,030 — —
—
39,030
Health Care 26,393 — —
—
26,393
Materials and Processing 10,267 — —
—
10,267
Producer Durables 21,202 — —
—
21,202
Technology 106,774 — —
—
106,774
Utilities 10,345 — —
—
10,345
Warrants and Rights — — 4 — 4
Short-Term Investments — — — 8,737 8,737
Total Investments
266,887 — 4 8,737 275,628
Other Financial Instruments
Assets
Futures Contracts 39 — — — 39
Total Other Financial Instruments
*
$ 39 $ — $ — $ — $ 39
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Multifactor U.S. Equity Fund
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 14,187 $ 15,544 $ 20,994 $ 1 $ (1) $ 8,737 $ 96 $ —

Russell Investment Company
Equity Income Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.3%
Consumer Discretionary - 10.1%
Abercrombie & Fitch Co. Class A(Æ) 5,096 498
Amazon.com, Inc.(Æ) 6,922 1,656
Amer Sports, Inc.(Æ) 3,781 139
API Group Corp.(Æ) 3,449 143
Bath & Body Works, Inc. 7,462 163
Best Buy Co., Inc. 2,584 168
Carnival Corp. 4,297 129
Comcast Corp. Class A 69,926 2,080
Curtiss-Wright Corp. 352 231
Diageo PLC - ADR 7,551 701
Dollar General Corp. 9,922 1,423
eBay, Inc. 4,354 397
Ferguson Enterprises, Inc. 622 157
Gap, Inc. (The) 5,407 151
Garmin, Ltd. 1,422 287
General Motors Co. 7,706 647
Hubbell, Inc. Class B 453 221
Lear Corp. 520 61
Macy's, Inc. 6,565 131
McDonald's Corp. 738 232
NIKE, Inc. Class B 6,351 393
Penske Automotive Group, Inc. 677 106
PulteGroup, Inc. 708 89
Ralph Lauren Corp. Class A 568 201
RB Global, Inc. 1,709 194
RTX Corp. 1,684 338
Sirius Xm Holdings, Inc. 5,735 117
TJX Cos., Inc. (The) 2,089 313
Vail Resorts, Inc. 653 87
Versant Media Group, Inc.(Æ) 9,212 300
VF Corp. 8,298 163
Walmart, Inc. 8,382 999
Walt Disney Co. (The) 7,649 863
Warner Music Group Corp. Class A 21,684 650
Whirlpool Corp. 5,467 437
Williams-Sonoma, Inc. 943 193
15,058
Consumer Staples - 8.5%
Altria Group, Inc. 7,165 444
Archer-Daniels-Midland Co. 12,042 811
Casey's General Stores, Inc. 128 78
Coca-Cola Co. (The) 4,936 369
Coca-Cola Europacific Partners PLC 8,509 780
Conagra Brands, Inc. 20,386 377
Estee Lauder Cos., Inc. (The) Class A 5,342 616
Flowers Foods, Inc. 9,431 108
Kimberly-Clark Corp. 8,633 863
Kroger Co. (The) 24,823 1,560
Molson Coors Beverage Co. Class B 13,202 634
PepsiCo, Inc. 1,481 228
Philip Morris International, Inc. 8,665 1,555
Procter & Gamble Co. (The) 11,935 1,811
Tyson Foods, Inc. Class A 16,484 1,077
Unilever PLC - ADR 18,136 1,240
12,551
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Energy - 7.7%
BP PLC - ADR 13,527 513
Canadian Natural Resources, Ltd. 18,595 692
Chevron Corp. 13,427 2,375
Coterra Energy, Inc. 6,874 198
Devon Energy Corp. 6,643 267
Eaton Corp. PLC 1,037 365
Enbridge, Inc. 19,272 941
EOG Resources, Inc. 2,090 234
Equities Corp. 3,378 195
Exxon Mobil Corp. 9,362 1,324
Magna International, Inc. Class A 7,809 399
ONEOK, Inc. 2,061 163
Phillips 66 7,805 1,121
Plains GP Holdings, LP Class A(Æ) 63,273 1,296
Shell PLC - ADR 8,222 633
SLB, Ltd. 10,022 485
Valero Energy Corp. 817 148
11,349
Financial Services - 23.7%
AerCap Holdings NV 6,418 922
Aflac, Inc. 1,910 212
AGNC Investment Corp.(ö) 17,637 201
Alexandria Real Estate Equities, Inc.(ö) 3,202 175
Allstate Corp. (The) 2,249 448
American Financial Group, Inc. 1,091 142
Americold Realty Trust, Inc.(ö) 10,493 130
Annaly Capital Management, Inc.(ö) 33,399 768
AvalonBay Communities, Inc.(ö) 750 133
Bank of America Corp. 32,100 1,708
Bank of Nova Scotia (The) 11,357 849
Bank OZK 1,846 88
Berkshire Hathaway, Inc. Class B(Æ) 5,878 2,825
BlackRock, Inc. 303 339
Brown & Brown, Inc. 1,507 109
Cboe Global Markets, Inc. 1,219 323
Charles Schwab Corp. (The) 2,332 242
Chubb, Ltd. 4,383 1,357
Cincinnati Financial Corp. 1,719 277
Citigroup, Inc. 14,121 1,634
CME Group, Inc. Class A 2,471 714
CNA Financial Corp. 1,945 93
Crown Castle, Inc.(ö) 1,515 132
EPR Properties(ö) 2,264 123
Everest Group, Ltd. 1,963 650
Extra Space Storage, Inc.(ö) 1,179 163
First American Financial Corp. 12,302 777
First Horizon Corp. 8,446 207
Franklin Resources, Inc. 6,624 176
Gaming and Leisure Properties, Inc.(ö) 4,429 198
Global Payments, Inc. 16,748 1,201
Goldman Sachs Group, Inc. (The) 339 317
Hanover Insurance Group, Inc. (The) 778 135
Hartford Insurance Group, Inc. (The) 1,696 229
Healthcare Realty Trust, Inc.(ö) 7,619 128
Healthpeak Properties, Inc.(ö) 51,010 879
Highwoods Properties, Inc.(ö) 3,968 103
Host Hotels & Resorts, Inc.(ö) 32,842 609
Howard Hughes Holdings, Inc.(Æ) 4,008 327

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Huntington Bancshares, Inc. 17,243 301
Invitation Homes, Inc.(ö) 3,013 81
Janus Henderson Group PLC 3,055 147
JPMorgan Chase & Co. 9,620 2,943
M&T Bank Corp. 4,064 900
Mid-America Apartment Communities, Inc.
(ö) 6,162 828
Morgan Stanley 1,417 259
NNN REIT, Inc.(ö) 3,734 156
Northern Trust Corp. 7,324 1,094
Old Republic International Corp. 3,911 153
PNC Financial Services Group, Inc. (The) 847 189
Principal Financial Group, Inc. 1,445 137
Progressive Corp. (The) 1,093 227
Prologis, Inc.(ö) 9,749 1,273
Public Storage(ö) 5,065 1,399
Realty Income Corp.(ö) 3,378 207
Regions Financial Corp. 5,140 146
RLI Corp. 1,596 93
S&P Global, Inc. 421 222
Simon Property Group, Inc.(ö) 884 169
Starwood Property Trust, Inc.(ö) 7,784 140
Sun Communities, Inc.(ö) 1,590 203
T Rowe Price Group, Inc. 1,980 209
TFS Financial Corp. 6,210 87
Travelers Cos., Inc. (The) 754 215
UWM Holdings Corp. 17,076 84
Wells Fargo & Co. 23,657 2,141
Welltower, Inc.(ö) 1,180 222
Willis Towers Watson PLC 2,265 719
WP Carey, Inc.(ö) 3,239 226
35,213
Health Care - 12.9%
Abbott Laboratories 4,782 523
Amgen, Inc. 465 159
BioMarin Pharmaceutical, Inc.(Æ) 7,864 445
Boston Scientific Corp.(Æ) 4,235 396
Bristol-Myers Squibb Co. 8,587 473
CVS Health Corp. 18,874 1,406
Elevance Health, Inc. 320 111
Encompass Health Corp. 473 45
GE HealthCare Technologies, Inc. 7,416 586
Genmab A/S - ADR(Æ) 8,963 292
Gilead Sciences, Inc. 4,222 599
GSK PLC - ADR 12,587 649
Humana, Inc. 6,128 1,196
Icon PLC(Æ) 4,177 753
Johnson & Johnson 8,448 1,920
Medtronic PLC 20,554 2,116
Merck & Co., Inc. 20,119 2,218
Perrigo Co. PLC 7,701 109
Pfizer, Inc. 21,822 577
QIAGEN NV(Æ) 3,542 190
ResMed, Inc. 893 231
Royalty Pharma PLC Class A 11,014 459
Sanofi SA - ADR 36,987 1,740
STERIS PLC 822 216
Stryker Corp. 596 220
UnitedHealth Group, Inc. 3,355 963
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Viatris, Inc. 36,195 474
19,066
Materials and Processing - 6.1%
Air Products and Chemicals, Inc. 4,711 1,284
Anglogold Ashanti PLC 4,895 455
Armstrong World Industries, Inc. 728 134
Celanese Corp. Class A 11,342 504
CRH PLC 1,592 195
Dow, Inc. 9,421 260
DuPont de Nemours, Inc. 26,190 1,150
Ecolab, Inc. 714 201
International Flavors & Fragrances, Inc. 8,717 609
International Paper Co. 6,481 261
ITT, Inc. 1,181 215
Johnson Controls International PLC 5,909 705
LyondellBasell Industries NV Class A 4,211 206
Newmont Corp. 6,181 694
O-I Glass, Inc.(Æ) 16,703 255
Qnity Electronics, Inc. 6,969 670
Royal Gold, Inc. 767 202
Smurfit WestRock PLC 15,758 656
Southern Copper Corp. 1,213 231
Valmont Industries, Inc. 186 83
Watsco, Inc. 379 146
9,116
Producer Durables - 8.6%
3M Co. 1,708 262
ADT, Inc. 12,253 98
Boeing Co. (The)(Æ) 301 70
Caterpillar, Inc. 456 300
CH Robinson Worldwide, Inc. 1,496 292
CNH Industrial NV 41,847 450
Cummins, Inc. 657 380
Delta Air Lines, Inc. 11,833 780
EMCOR Group, Inc. 375 270
Emerson Electric Co. 1,543 227
Equifax, Inc. 770 155
Expeditors International of Washington, Inc. 972 156
FedEx Corp. 2,258 728
Fortive Corp. 14,018 740
General Dynamics Corp. 4,065 1,427
Honeywell International, Inc. 933 212
JB Hunt Transport Services, Inc. 607 123
L3Harris Technologies, Inc. 2,715 931
Lincoln Electric Holdings, Inc. 545 145
ManpowerGroup, Inc. 3,321 121
Middleby Corp. (The)(Æ) 2,689 396
MSC Industrial Direct Co., Inc. Class A 1,333 112
Parker-Hannifin Corp. 455 426
Paychex, Inc. 1,928 199
Quanta Services, Inc. 311 148
Regal Rexnord Corp. 3,550 573
Robert Half, Inc. 3,904 135
Rockwell Automation, Inc. 1,137 479
Ryder System, Inc. 574 110
Snap-on, Inc. 433 159
Southwest Airlines Co. 5,871 279
TransDigm Group, Inc. 258 368

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
United Parcel Service, Inc. Class B 2,933 312
United Rentals, Inc. 406 317
Vontier Corp. 12,915 484
Woodward, Inc. 555 176
Xylem, Inc. 1,433 198
12,738
Technology - 10.5%
Accenture PLC Class A 1,430 377
Adobe, Inc.(Æ) 2,162 634
Advanced Micro Devices, Inc.(Æ) 694 164
Alphabet, Inc. Class A 9,993 3,378
Alphabet, Inc. Class C 2,014 682
Analog Devices, Inc. 1,551 482
Cisco Systems, Inc. 11,081 868
Corning, Inc. 681 70
Electronic Arts, Inc. 1,600 326
Fidelity National Information Services, Inc. 13,678 756
Hewlett Packard Enterprise Co. 29,585 637
Intel Corp.(Æ) 2,484 115
International Business Machines Corp. 2,211 678
Jack Henry & Associates, Inc. 330 59
Meta Platforms, Inc. Class A 524 375
Microchip Technology, Inc. 14,729 1,118
Micron Technology, Inc. 2,906 1,206
Millicom International Cellular SA 2,056 125
NetApp, Inc. 929 90
ON Semiconductor Corp.(Æ) 13,543 811
Oracle Corp. 2,720 448
Salesforce, Inc. 6,243 1,325
Teradyne, Inc. 1,388 335
Texas Instruments, Inc. 1,887 407
Western Digital Corp. 586 147
15,613
Utilities - 8.2%
AES Corp. (The) 12,553 184
American Electric Power Co., Inc. 448 54
Antero Midstream Corp. 7,719 145
AT&T, Inc. 66,247 1,736
Brookfield Renewable Corp. 3,233 135
Chord Energy Corp. 1,081 108
ConocoPhillips 8,936 931
Constellation Energy Corp. 160 45
Dominion Energy, Inc. 2,119 128
Edison International 14,193 884
Entergy Corp. 11,557 1,108
Eversource Energy 11,969 828
Exelon Corp. 1,183 53
Expand Energy Corp. 2,057 231
FirstEnergy Corp. 9,639 456
NRG Energy, Inc. 2,464 376
Permian Resources Corp. Class A 12,151 196
Pinnacle West Capital Corp. 14,520 1,359
Sempra 9,083 790
Verizon Communications, Inc. 10,655 474
Xcel Energy, Inc. 26,164 1,990
12,211
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Common Stocks
(cost $97,789) 142,915
Warrants and Rights - 0.0%
Walgreens Boots Alliance, Inc.(Æ)(Š)
  Rights 30,792 16
Total Warrants and Rights
(cost $16) 16
Short-Term Investments - 3.5%
U.S. Cash Management Fund(@) 5,200,592
(∞)
5,200
Total Short-Term Investments
(cost $5,200) 5,200
Total Investments - 99.8%
(identified cost $103,005) 148,131
Other Assets and Liabilities,
Net - 0.2%
232
Net Assets - 100.0%
148,363

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 Equity Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 15 USD 5,224 03/26 49
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 49
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 15,058 $ — $ —
$ —
$ 15,058
Consumer Staples 12,551 — —
—
12,551
Energy 11,349 — —
—
11,349
Financial Services 35,213 — —
—
35,213
Health Care 19,066 — —
—
19,066
Materials and Processing 9,116 — —
—
9,116
Producer Durables 12,738 — —
—
12,738
Technology 15,613 — —
—
15,613
Utilities 12,211 — —
—
12,211
Warrants and Rights — — 16 — 16
Short-Term Investments — — — 5,200 5,200
Total Investments
142,915 — 16 5,200 148,131
Other Financial Instruments
Assets
Futures Contracts 49 — — — 49
Total Other Financial Instruments
*
$ 49 $ — $ — $ — $ 49
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 17
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 6,385 $ 18,325 $ 19,511 $ 1 $ — $ 5,200 $ 59 $ —

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 Sustainable Aware Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 101.4%
Consumer Discretionary - 12.1%
Amazon.com, Inc.(Æ)(Û) 27,631 6,612
Autoliv, Inc. 1,078 131
AutoNation, Inc.(Æ) 644 132
AutoZone, Inc.(Æ) 147 545
Axon Enterprise, Inc.(Æ) 166 80
Best Buy Co., Inc. 867 56
Chipotle Mexican Grill, Inc. Class A(Æ) 1,360 53
Comcast Corp. Class A 50,320 1,497
Costco Wholesale Corp. 569 535
Coupang, Inc.(Æ) 19,873 401
Deckers Outdoor Corp.(Æ) 246 29
Dollar General Corp. 1,000 143
Domino's Pizza, Inc. 647 265
DR Horton, Inc. 861 128
eBay, Inc. 16,698 1,523
Expedia Group, Inc. 226 60
FactSet Research Systems, Inc. 278 71
Ferrari NV 485 162
FirstCash Holdings, Inc. 548 93
Ford Motor Co. 23,628 328
Fox Corp. Class A 764 56
Garmin, Ltd. 540 109
General Motors Co.(Û) 7,838 658
Grand Canyon Education, Inc.(Æ)(Ð) 222 39
Home Depot, Inc. (The) 1,178 441
Hubbell, Inc. Class B 91 44
IAC, Inc.(Æ)(Ð) 2,211 82
Laureate Education, Inc. Class A(Æ) 3,259 112
Lear Corp. 1,098 129
Lennar Corp. Class A 739 81
Leonardo DRS, Inc.(Ð) 2,092 86
Lowe's Cos., Inc. 271 72
Lululemon Athletica, Inc.(Æ) 136 24
McDonald's Corp. 183 58
Netflix, Inc. Class B(Æ)(Ð) 19,172 1,601
NIKE, Inc. Class B 1,545 95
NVR, Inc.(Æ) 60 458
Omnicom Group, Inc. 14,532 1,120
O'Reilly Automotive, Inc.(Æ)(Ð) 6,064 597
PulteGroup, Inc. 1,047 131
QXO, Inc.(Æ) 14,890 330
Ross Stores, Inc. 841 159
Royal Caribbean Cruises, Ltd. 143 46
Tapestry, Inc. 587 74
Target Corp.(Û) 5,533 584
Tesla, Inc.(Æ) 3,807 1,639
TJX Cos., Inc. (The) 1,918 287
Tractor Supply Co. 835 42
Tri Pointe Homes, Inc.(Æ) 1,830 61
Ulta Beauty, Inc.(Æ) 228 148
Versant Media Group, Inc.(Æ) 247 8
Walmart, Inc. 5,485 653
Walt Disney Co. (The) 272 31
Warner Music Group Corp. Class A(Ð) 5,621 168
Yum! Brands, Inc. 283 44
23,111
Consumer Staples - 3.5%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Archer-Daniels-Midland Co.(Ð) 6,069 408
Campbell's Co. (The) 22,898 641
Church & Dwight Co., Inc.(Ð) 2,658 256
Clorox Co. (The)(Ð) 2,675 302
Coca-Cola Co. (The) 8,437 631
Colgate-Palmolive Co. 314 28
Conagra Brands, Inc. 528 10
Estee Lauder Cos., Inc. (The) Class A 278 32
General Mills, Inc. 1,197 55
Hershey Co. (The) 298 58
JM Smucker Co. (The) 137 14
Kenvue, Inc. 750 13
Keurig Dr Pepper, Inc. 2,770 76
Kimberly-Clark Corp. 11,590 1,159
Kraft Heinz Co. (The) 483 11
Kroger Co. (The) 2,398 151
Marzetti, Co.(The) 545 93
McCormick & Co., Inc. 238 15
Mondelez International, Inc. Class A 932 54
Monster Beverage Corp.(Æ)(Ð)(Û) 10,306 832
National Beverage Corp.(Æ) 1,105 38
PepsiCo, Inc. 1,645 253
Procter & Gamble Co. (The) 2,745 417
Smithfield Foods, Inc. 3,166 76
Sysco Corp. 267 22
Tyson Foods, Inc. Class A 4,956 324
Unilever PLC - ADR 9,547 653
WD-40 Co.(Ð) 578 134
6,756
Energy - 1.8%
Chevron Corp.(Ð) 5,079 899
Coterra Energy, Inc. 1,236 36
Devon Energy Corp. 947 38
Diamondback Energy, Inc. 286 47
Eaton Corp. PLC 286 101
EOG Resources, Inc.(Û) 2,366 265
Exxon Mobil Corp. 4,581 648
HF Sinclair Corp. 4,484 233
Kinder Morgan, Inc. 2,993 91
Phillips 66 3,233 464
Valero Energy Corp.(Ð)(Û) 2,862 519
Williams Cos., Inc. (The) 317 21
3,362
Financial Services - 14.9%
Aflac, Inc. 830 92
Agree Realty Corp.(ö) 2,351 170
Allstate Corp. (The)(Ð)(Û) 2,380 474
Ally Financial, Inc. 6,232 263
American Express Co. 3,163 1,114
American Homes 4 Rent Class A(Ð)(ö)(Û) 8,938 280
American International Group, Inc. 332 25
American Tower Corp.(ö) 3,303 592
Aon PLC Class A 56 20
Arch Capital Group, Ltd.(Æ) 816 78
Arthur J Gallagher & Co. 82 20
Assurant, Inc. 168 40
AvalonBay Communities, Inc.(ö) 81 14
Axis Capital Holdings, Ltd. 1,912 197

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Aware Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bank of America Corp. 4,768 254
Bank of New York Mellon Corp. (The)(Û) 6,710 805
BankUnited, Inc. 1,346 64
Berkshire Hathaway, Inc. Class B(Æ) 3,484 1,674
BlackRock, Inc. 561 628
Blackstone, Inc. Class A 279 40
Broadstone Net Lease, Inc.(ö) 5,062 94
Brown & Brown, Inc. 498 36
Camden Property Trust(ö) 2,501 273
Capital One Financial Corp. 518 113
Carlyle Group, Inc. (The) 12,551 738
Cboe Global Markets, Inc. 88 23
Charles Schwab Corp. (The) 451 47
Chubb, Ltd. 6,188 1,916
Citigroup, Inc. 1,405 163
Citizens Financial Group, Inc. 919 58
CME Group, Inc. Class A 136 39
CNA Financial Corp. 1,266 61
CNO Financial Group, Inc. 2,331 98
Corebridge Financial, Inc.(Ð) 4,455 137
CoStar Group, Inc.(Æ) 5,233 322
Crown Castle, Inc.(ö) 202 17
Cullen/Frost Bankers, Inc.(Ð)(Û) 1,485 205
Equinix, Inc.(ö) 34 28
Equity Residential(ö) 254 16
Erie Indemnity Co. Class A 84 24
Essex Property Trust, Inc.(Ð)(ö) 1,109 279
Everest Group, Ltd.(Ð) 850 282
Federated Hermes, Inc. Class B(Ð) 2,364 126
Fidelity National Financial, Inc. 3,721 202
Fifth Third Bancorp 900 45
First American Financial Corp.(Ð) 2,770 175
Genworth Financial, Inc. Class A(Æ)(Ð) 2,948 25
Global Payments, Inc. 407 29
Goldman Sachs Group, Inc. (The) 189 177
Hanover Insurance Group, Inc. (The) 960 167
Hartford Insurance Group, Inc. (The) 1,230 166
HCI Group, Inc. 376 60
Houlihan Lokey, Inc. Class A 1,078 181
Howard Hughes Holdings, Inc.(Æ) 1,357 111
Huntington Bancshares, Inc. 2,563 45
Interactive Brokers Group, Inc. Class A 7,712 577
Intercontinental Exchange, Inc. 5,582 970
InvenTrust Properties Corp.(ö) 1,220 36
Invitation Homes, Inc.(Ð)(ö) 11,722 313
JPMorgan Chase & Co. 3,732 1,142
Lineage, Inc.(Ð)(ö) 2,547 91
M&T Bank Corp. 251 56
Marsh & McLennan Cos., Inc. 164 31
Mastercard, Inc. Class A 2,519 1,357
MetLife, Inc.(Û) 5,483 432
Mid-America Apartment Communities, Inc.
(ö) 115 15
Millrose Properties, Inc. Class A(ö) 3,583 107
Moody's Corp. 2,635 1,358
Morgan Stanley 826 151
Nasdaq, Inc. 262 25
National Storage Affiliates Trust(Ð)(ö) 5,371 171
NBT Bancorp, Inc. 570 25
Northern Trust Corp.(Ð) 2,841 424
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NU Holdings, Ltd. Class A(Æ) 2,645 47
Old Republic International Corp. 4,789 188
PNC Financial Services Group, Inc. (The) 470 105
Popular, Inc. 1,909 255
Progressive Corp. (The) 961 200
Prudential Financial, Inc. 3,452 384
Public Storage(ö) 71 20
Raymond James Financial, Inc. 233 39
Realty Income Corp.(ö) 358 22
Regions Financial Corp. 1,463 42
Reinsurance Group of America, Inc. Class A 1,682 341
RenaissanceRe Holdings, Ltd. 648 183
S&P Global, Inc. 1,456 768
SEI Investments Co. 8,440 741
Selective Insurance Group, Inc. 1,057 89
State Street Corp. 3,614 473
Stewart Information Services Corp. 616 41
Stifel Financial Corp. 498 61
Texas Capital Bancshares, Inc.(Æ) 1,634 165
Travelers Cos., Inc. (The) 282 80
Unum Group 2,027 154
US Bancorp 1,869 105
VICI Properties, Inc.(ö) 1,090 31
Visa, Inc. Class A 9,972 3,209
W.R. Berkley Corp. 1,763 121
Welltower, Inc.(ö) 293 55
28,522
Health Care - 12.1%
Abbott Laboratories 2,212 242
AbbVie, Inc. 1,806 403
Agilent Technologies, Inc. 731 98
Align Technology, Inc.(Æ) 1,201 196
Amgen, Inc. 5,188 1,774
Becton Dickinson & Co. 93 19
Boston Scientific Corp.(Æ) 1,393 130
Bristol-Myers Squibb Co.(Ð)(Û) 6,947 382
Cencora, Inc. Class A 850 305
Centene Corp.(Æ) 3,070 133
Cigna Group (The) 387 106
CVS Health Corp. 1,449 108
Danaher Corp. 8,274 1,811
Edwards Lifesciences Corp.(Æ) 11,323 921
Elevance Health, Inc. 3,148 1,088
Eli Lilly & Co. 713 739
Exelixis, Inc.(Æ)(Ð) 7,573 313
GE HealthCare Technologies, Inc.(Ð) 5,367 424
Gilead Sciences, Inc. 4,389 623
HCA Healthcare, Inc. 220 107
Hologic, Inc.(Æ) 411 31
IDEXX Laboratories, Inc.(Æ) 496 333
Illumina, Inc.(Æ)(Ð) 1,076 156
Incyte Corp.(Æ) 4,265 427
Intuitive Surgical, Inc.(Æ) 1,317 664
Johnson & Johnson 11,656 2,649
McKesson Corp.(Û) 835 694
Medtronic PLC 16,969 1,747
Merck & Co., Inc. 21,261 2,344
Molina Healthcare, Inc.(Æ)(Ð) 1,192 214
Pfizer, Inc. 3,213 85

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 Sustainable Aware Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
QIAGEN NV(Æ) 861 46
Quest Diagnostics, Inc. 110 21
Regeneron Pharmaceuticals, Inc. 790 586
ResMed, Inc. 519 134
STERIS PLC 69 18
Stryker Corp. 3,544 1,310
Thermo Fisher Scientific, Inc. 74 43
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 1,987 48
UnitedHealth Group, Inc. 1,297 372
Universal Health Services, Inc. Class B 210 42
Veeva Systems, Inc. Class A(Æ) 1,686 344
Vertex Pharmaceuticals, Inc.(Æ) 394 185
Waters Corp.(Æ) 136 50
West Pharmaceutical Services, Inc. 125 29
Zimmer Biomet Holdings, Inc. 354 31
Zoetis, Inc. Class A 4,173 521
23,046
Materials and Processing - 4.4%
Amcor PLC 708 31
Armstrong World Industries, Inc. 804 148
Ball Corp. 4,055 231
Builders FirstSource, Inc.(Æ) 232 27
Cabot Corp.(Ð) 1,364 98
Copart, Inc.(Æ) 1,877 76
Crown Holdings, Inc.(Ð) 3,216 337
Ecolab, Inc. 607 171
Fastenal Co. 3,899 169
General Electric Co. 2,605 799
Huntsman Corp. 7,188 78
Linde PLC 3,498 1,598
Masco Corp. 19,267 1,273
Nucor Corp. 326 58
Packaging Corp. of America 221 49
Pool Corp. 98 25
PPG Industries, Inc. 15,398 1,780
Reliance, Inc. 569 188
Sherwin-Williams Co. (The) 179 63
Smurfit WestRock PLC 713 30
Solstice Advanced Materials Inc. 48 3
Southern Copper Corp. 1,006 191
Steel Dynamics, Inc. 287 52
Trane Technologies PLC 407 171
Vulcan Materials Co. 1,660 499
Watsco, Inc.(Ð) 313 121
Westlake Corp.(Ð) 1,423 113
8,379
Producer Durables - 11.3%
Alarm.com Holdings, Inc.(Æ)(Ð) 1,538 75
AMETEK, Inc. 5,302 1,188
Amphenol Corp. Class A 12,190 1,756
AO Smith Corp.(Ð) 3,301 243
Automatic Data Processing, Inc.(Ð)(Û) 1,890 466
Avery Dennison Corp. 194 36
Caterpillar, Inc. 438 288
CH Robinson Worldwide, Inc. 281 55
Cintas Corp. 1,105 211
CSX Corp. 15,092 570
Cummins, Inc. 1,902 1,101
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Deere & Co. 222 117
Dover Corp. 608 123
Emerson Electric Co. 310 46
Equifax, Inc. 2,094 422
Expeditors International of Washington, Inc.
(Ð) 2,917 468
FedEx Corp. 645 208
Flowserve Corp. 9,073 709
Fortive Corp. 214 11
Franklin Electric Co., Inc. 973 97
FTI Consulting, Inc.(Æ) 1,075 188
Gartner, Inc.(Æ) 61 13
GE Vernova, Inc. 201 146
General Dynamics Corp. 290 102
Graco, Inc. 3,066 268
HEICO Corp. 1,368 453
Honeywell International, Inc. 194 44
Howmet Aerospace, Inc. 213 44
Huntington Ingalls Industries, Inc. 620 261
IDEX Corp. 76 15
Illinois Tool Works, Inc. 533 139
Jacobs Solutions, Inc. 1,652 223
JB Hunt Transport Services, Inc. 1,671 339
Keysight Technologies, Inc.(Æ) 589 127
L3Harris Technologies, Inc. 93 32
Landstar System, Inc. 1,119 167
Lockheed Martin Corp.(Û) 875 555
ManpowerGroup, Inc. 2,383 87
MarketAxess Holdings, Inc. 1,102 187
MasTec, Inc.(Æ) 584 140
Mettler-Toledo International, Inc.(Æ) 532 731
Norfolk Southern Corp. 72 21
Northrop Grumman Corp.(Û) 1,020 706
Old Dominion Freight Line, Inc. 418 72
Otis Worldwide Corp. 5,227 446
PACCAR, Inc. 1,005 124
Parker-Hannifin Corp. 163 153
Paychex, Inc. 1,122 116
Pentair PLC 175 18
Quanta Services, Inc. 98 47
Ralliant Corp. 2,627 139
Republic Services, Inc. Class A 138 30
Robert Half, Inc.(Ð) 3,931 136
Rockwell Automation, Inc. 150 63
Rollins, Inc. 2,364 150
Ryder System, Inc. 978 187
Schneider National, Inc. Class B 1,212 33
Scotts Miracle-Gro Co. (The) Class A 1,731 111
Snap-on, Inc. 411 150
Teledyne Technologies, Inc.(Æ) 58 36
Textron, Inc.(Ð) 620 55
TransDigm Group, Inc. 1,252 1,787
Trimble, Inc.(Æ) 834 56
TriNet Group, Inc. 737 45
U-Haul Holding Co.(Æ) 352 20
Union Pacific Corp. 3,083 725
United Parcel Service, Inc. Class B 1,087 115
United Rentals, Inc. 178 139
Veralto Corp. 4,090 405
Verisk Analytics, Inc. Class A 2,710 589

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Aware Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
W.W. Grainger, Inc. 139 150
Waste Connections, Inc. 3,038 509
Waste Management, Inc. 266 59
Westinghouse Air Brake Technologies Corp. 7,548 1,737
Zebra Technologies Corp. Class A(Æ) 85 20
21,600
Technology - 40.3%
Accenture PLC Class A 826 218
Adobe, Inc.(Æ)(Û) 2,286 670
Advanced Micro Devices, Inc.(Æ) 1,737 411
Airbnb, Inc. Class A(Æ)(Û) 2,740 354
Akamai Technologies, Inc.(Æ) 372 36
Alphabet, Inc. Class A 14,402 4,868
Alphabet, Inc. Class C(Û) 15,176 5,138
Amdocs, Ltd. 19,533 1,601
Analog Devices, Inc. 3,906 1,214
Appfolio, Inc. Class A(Æ)(Ð) 444 84
Apple, Inc.(Û) 38,525 9,996
Applied Materials, Inc. 3,352 1,080
Arista Networks, Inc.(Æ) 2,075 294
Atlassian Corp. Class A(Æ) 821 97
Autodesk, Inc.(Æ) 1,888 477
Blackbaud, Inc.(Æ) 1,126 60
Booking Holdings, Inc.(Û) 221 1,105
Broadcom, Inc.(Û) 9,658 3,200
Broadridge Financial Solutions, Inc. 1,507 297
Cadence Design Systems, Inc.(Æ) 465 138
Cargurus, Inc.(Æ) 1,496 48
Cirrus Logic, Inc.(Æ)(Ð) 3,426 447
Cisco Systems, Inc. 6,145 481
Cognizant Technology Solutions Corp.
Class A 2,029 167
Crowdstrike Holdings, Inc. Class A(Æ) 417 184
DoorDash, Inc. Class A(Æ) 336 69
Dropbox, Inc. Class A(Æ) 9,839 251
Electronic Arts, Inc. 737 150
F5, Inc.(Æ) 191 53
Fidelity National Information Services, Inc. 220 12
Fiserv, Inc.(Æ) 415 26
Fortinet, Inc.(Æ) 7,533 612
GoDaddy, Inc. Class A(Æ) 2,365 238
Grindr, Inc.(Æ) 3,450 39
Hewlett Packard Enterprise Co. 5,918 127
Insight Enterprises, Inc.(Æ)(Ð) 1,323 111
Intel Corp.(Æ) 1,065 50
InterDigital, Inc.(Ð) 373 122
International Business Machines Corp. 569 175
Intuit, Inc. 2,796 1,395
IPG Photonics Corp.(Æ)(Ð) 873 81
Jabil, Inc. 106 25
Jack Henry & Associates, Inc. 184 33
KBR, Inc. 3,432 147
KLA Corp. 144 206
Lam Research Corp. 1,826 426
Leidos Holdings, Inc. 256 48
Lyft, Inc. Class A(Æ) 11,424 193
Maplebear, Inc.(Æ) 3,908 145
Match Group, Inc.(Ð) 4,825 150
Meta Platforms, Inc. Class A(Û) 4,823 3,456
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Microchip Technology, Inc. 402 31
Micron Technology, Inc. 851 353
Microsoft Corp.(Ð)(Û) 22,837 9,827
Monolithic Power Systems, Inc. 148 166
Motorola Solutions, Inc. 577 232
MSCI, Inc. Class A 536 327
NetApp, Inc. 16,509 1,591
Nutanix, Inc. Class A(Æ) 6,296 248
NVIDIA Corp.(Û) 66,621 12,733
ON Semiconductor Corp.(Æ) 527 32
Oracle Corp. 4,247 699
Palantir Technologies, Inc. Class A(Æ) 1,895 278
Palo Alto Networks, Inc.(Æ) 1,068 189
PayPal Holdings, Inc. 365 19
Pegasystems, Inc. 1,484 65
QUALCOMM, Inc. 11,789 1,787
RingCentral, Inc. Class A(Ð) 2,126 55
ROBLOX Corp. Class A(Æ) 4,676 308
Roper Technologies, Inc. 56 21
Salesforce, Inc. 2,524 536
SAP SE - ADR 2,684 540
ServiceNow, Inc.(Æ)(Û) 6,541 765
Skyworks Solutions, Inc. 328 18
Spotify Technology SA(Æ) 86 43
Super Micro Computer, Inc.(Æ) 620 18
Synopsys, Inc.(Æ) 1,138 529
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 7,069 2,337
TD SYNNEX Corp.(Û) 1,440 228
TE Connectivity PLC 1,082 241
Tenable Holdings, Inc.(Æ) 4,645 102
Teradata Corp.(Æ)(Ð) 3,456 99
Teradyne, Inc. 250 60
Texas Instruments, Inc. 948 204
Uber Technologies, Inc.(Æ) 1,575 126
VeriSign, Inc. 1,897 463
Workday, Inc. Class A(Æ) 199 35
Workiva, Inc.(Æ)(Ð) 973 75
Zoom Communications, Inc. Class A(Æ) 4,437 409
Zscaler, Inc.(Æ)(Ð) 1,224 245
77,039
Utilities - 1.0%
American States Water Co. 1,320 96
American Water Works Co., Inc. 120 16
Array Digital Infrastructure, Inc.(Ð) 678 33
AT&T, Inc. 5,605 147
Atmos Energy Corp. 177 29
Avista Corp.(Û) 1,945 80
ConocoPhillips 1,879 196
Consolidated Edison, Inc. 586 62
DTE Energy Co. 296 40
Edison International 228 14
Eversource Energy 263 18
Exelon Corp. 2,399 107
FirstEnergy Corp. 387 18
NRG Energy, Inc. 3 —
PG&E Corp. 1,683 26
Public Service Enterprise Group, Inc.(Ð) 5,800 478
Sempra 247 22

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 Sustainable Aware Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Southwest Gas Holdings, Inc.(Ð) 1,468 122
Telephone and Data Systems, Inc.(Ð) 2,905 131
T-Mobile US, Inc. 359 71
Verizon Communications, Inc. 4,038 180
WEC Energy Group, Inc. 114 13
1,899
Total Common Stocks
(cost $134,477) 193,714
Short-Term Investments - 4.1%
U.S. Cash Management Fund(@) 7,882,571 (∞) 7,881
Total Short-Term Investments
(cost $7,882) 7,881
Total Investments - 105.5%
(identified cost $142,359) 201,595
Securities Sold Short - (5.5)%
Consumer Discretionary - (0.3)%
Archer Aviation, Inc. Class A(Æ) (1,754) (13)
Avis Budget Group, Inc.(Æ) (809) (93)
Dutch Bros, Inc. Class A(Æ) (2,896) (157)
Hilton Grand Vacations, Inc.(Æ) (637) (29)
Joby Aviation, Inc.(Æ) (6,496) (69)
QXO, Inc.(Æ) (475) (11)
Rocket Lab Corp.(Æ) (717) (57)
Walt Disney Co. (The) (1,658) (187)
(616)
Consumer Staples - (0.1)%
Chefs' Warehouse Holdings, Inc. (The)(Æ) (1,627) (102)
Primo Brands Corp. Class A (4,946) (94)
(196)
Energy - (0.7)%
Centrus Energy Corp. Class A(Æ) (228) (63)
Core Natural Resources, Inc. (1,992) (190)
EQT Corp. (3,574) (206)
ONEOK, Inc. (2,320) (184)
Texas Pacific Land Corp. (561) (195)
Uranium Energy Corp.(Æ) (12,535) (216)
Viper Energy, Inc. Class A (4,735) (201)
Warrior Met Coal, Inc. (1,543) (138)
(1,393)
Financial Services - (1.1)%
Acadia Realty Trust(ö) (1,787) (36)
AGNC Investment Corp.(ö) (19,490) (222)
Apollo Global Management, Inc. (1,388) (187)
Applied Digital Corp.(Æ) (900) (31)
ARMOUR Residential REIT, Inc.(ö) (863) (15)
Atlantic Union Bankshares Corp. (3,652) (142)
Cipher Mining, Inc.(Æ) (2,583) (41)
Cleanspark, Inc.(Æ) (1,461) (17)
Dave, Inc.(Æ) (67) (11)
Equinix, Inc.(ö) (243) (199)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Erie Indemnity Co. Class A (311) (88)
HA Sustainable Infrastructure Capital, Inc. (4,186) (144)
Iron Mountain, Inc.(ö) (388) (36)
LPL Financial Holdings, Inc. (439) (160)
MARA Holdings, Inc.(Æ) (1,314) (12)
Old National Bancorp (1,025) (25)
Park Hotels & Resorts, Inc.(ö) (1,635) (18)
Realty Income Corp.(ö) (3,532) (216)
Ryman Hospitality Properties, Inc.(ö) (830) (79)
Shift4 Payments, Inc. Class A(Æ) (919) (54)
T Rowe Price Group, Inc. (1,777) (188)
TIC Solutions, Inc.(Æ) (6,950) (70)
UWM Holdings Corp. (20,734) (102)
(2,093)
Health Care - (0.9)%
Acadia Healthcare Co., Inc.(Æ) (6,094) (82)
Cytokinetics, Inc.(Æ) (573) (36)
Elanco Animal Health, Inc.(Æ) (9,951) (240)
Globus Medical, Inc. Class A(Æ) (1,815) (165)
Labcorp Holdings, Inc. (732) (199)
Protagonist Therapeutics, Inc.(Æ) (1,690) (138)
Quest Diagnostics, Inc. (1,048) (196)
RadNet, Inc.(Æ) (2,187) (153)
ResMed, Inc. (39) (10)
Revolution Medicines, Inc.(Æ) (2,117) (205)
Rhythm Pharmaceuticals, Inc.(Æ) (148) (15)
Scholar Rock Holding Corp.(Æ) (384) (17)
TG Therapeutics, Inc.(Æ) (3,715) (109)
Vaxcyte, Inc.(Æ) (1,110) (60)
Veracyte, Inc.(Æ) (982) (37)
(1,662)
Materials and Processing - (0.2)%
International Paper Co. (4,567) (184)
Quaker Chemical Corp. (557) (86)
(270)
Producer Durables - (1.1)%
AeroVironment, Inc.(Æ) (398) (111)
Bloom Energy Corp. Class A(Æ) (267) (40)
Casella Waste Systems, Inc. Class A(Æ) (1,789) (180)
CBIZ, Inc.(Æ) (1,364) (54)
Construction Partners, Inc. Class A(Æ) (762) (84)
Dorman Products, Inc.(Æ) (1,024) (127)
Emerson Electric Co. (1,387) (204)
ESCO Technologies, Inc. (283) (64)
GEO Group, Inc. (The)(Æ) (4,297) (69)
Honeywell International, Inc. (926) (211)
Ingersoll Rand, Inc. (2,327) (200)
JBT Marel Corp. (1,304) (205)
Kadant, Inc. (177) (57)
Mercury Systems, Inc.(Æ) (1,221) (115)
Mirion Technologies, Inc.(Æ) (3,471) (86)
NuScale Power Corp.(Æ) (2,666) (47)

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Aware Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
OSI Systems, Inc.(Æ) (284) (71)
Standex International Corp. (521) (125)
Willscot Holdings Corp. (6,081) (122)
(2,172)
Technology - (0.3)%
Advanced Micro Devices, Inc.(Æ) (374) (88)
Applied Optoelectronics, Inc.(Æ) (526) (23)
Crane NXT Co. (1,917) (97)
D-Wave Quantum, Inc.(Æ) (789) (17)
IonQ, Inc.(Æ) (522) (21)
Oracle Corp. (658) (108)
Quantum Computing, Inc.(Æ) (939) (9)
Sanmina Corp.(Æ) (424) (60)
TTM Technologies, Inc.(Æ) (2,293) (225)
(648)
Utilities - (0.8)%
Alliant Energy Corp. (2,840) (187)
Dominion Energy, Inc. (3,104) (187)
Evergy, Inc. (822) (63)
Expand Energy Corp. (1,831) (206)
Northern Oil and Gas, Inc. (272) (7)
Otter Tail Corp. (2,086) (186)
Permian Resources Corp. Class A (12,371) (199)
PPL Corp. (4,004) (145)
UGI Corp. (4,658) (187)
Xcel Energy, Inc. (2,171) (165)
(1,532)
Total Securities Sold Short
(proceeds $9,433) (10,582)
Other Assets and Liabilities,
Net - 0.0%
53
Net Assets - 100.0%
191,066

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 Sustainable Aware Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 23 USD 8,011 03/26 195
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 195
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 23,111 $ — $ —
$ —
$ 23,111
Consumer Staples 6,756 — —
—
6,756
Energy 3,362 — —
—
3,362
Financial Services 28,522 — —
—
28,522
Health Care 23,046 — —
—
23,046
Materials and Processing 8,379 — —
—
8,379
Producer Durables 21,600 — —
—
21,600
Technology 77,039 — —
—
77,039
Utilities 1,899 — —
—
1,899
Short-Term Investments — — — 7,881 7,881
Total Investments
193,714 — — 7,881 201,595
Securities Sold Short
*
(10,582) — — — (10,582)
Other Financial Instruments
Assets
Futures Contracts 195 — — — 195
Total Other Financial Instruments
**
$ 195 $ — $ — $ — $ 195
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Aware Equity Fund 25
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 8,336 $ 47,581 $ 48,036 $ 1 $ (1) $ 7,881 $ 98 $ —

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 101.9%
Consumer Discretionary - 13.5%
Abercrombie & Fitch Co. Class A(Æ) 40,069 3,912
Amazon.com, Inc.(Æ)(Û) 439,238 105,110
Atkore , Inc. 15,866 1,102
AutoZone, Inc.(Æ)(Û) 1,937 7,175
Axon Enterprise, Inc.(Æ) 3,516 1,700
Best Buy Co., Inc. 26,229 1,708
Carnival Corp. 78,877 2,368
Cava Group, Inc.(Æ) 49,175 2,981
Charter Communications, Inc. Class A(Æ) 4,845 999
Chipotle Mexican Grill, Inc. Class A(Æ) 211,351 8,215
Comcast Corp. Class A 386,703 11,504
Costco Wholesale Corp. 19,336 18,181
Coupang , Inc.(Æ) 264,639 5,335
Deckers Outdoor Corp.(Æ)(Ð) 48,740 5,817
Diageo PLC - ADR 60,960 5,657
Dollar General Corp. 88,552 12,701
Domino's Pizza, Inc. 10,121 4,153
Expedia Group, Inc. 6,413 1,698
Ford Motor Co. 184,508 2,561
General Motors Co.(Û) 223,061 18,737
Hilton Worldwide Holdings, Inc. 7,576 2,262
Home Depot, Inc. (The) 17,814 6,673
Las Vegas Sands Corp. 80,073 4,222
Lear Corp. 44,613 5,224
Lennar Corp. Class A 17,317 1,894
Lowe's Cos., Inc. 54,240 14,485
Marriott International, Inc. Class A 7,328 2,311
McDonald's Corp. 36,615 11,534
MercadoLibre , Inc.(Æ)(Ð) 754 1,619
Netflix, Inc. Class B(Æ)(Ð) 144,892 12,097
NIKE, Inc. Class B 30,833 1,906
O'Reilly Automotive, Inc.(Æ) 122,533 12,058
RH(Æ)(Ð) 10,932 2,174
Royal Caribbean Cruises, Ltd. 10,933 3,549
RTX Corp. 15,464 3,107
Target Corp.(Ð)(Û) 69,692 7,350
Tesla, Inc.(Æ) 65,605 28,237
TJX Cos., Inc. (The) 21,859 3,275
Versant Media Group, Inc.(Æ) 84,532 2,754
Walmart, Inc. 148,675 17,713
Walt Disney Co. (The) 138,051 15,572
Warner Music Group Corp. Class A 72,647 2,178
Wayfair, Inc. Class A(Æ)(Ð) 28,684 2,969
Whirlpool Corp. 31,107 2,488
Williams-Sonoma, Inc.(Ð) 15,114 3,093
Yum! Brands, Inc. 13,410 2,085
394,443
Consumer Staples - 3.2%
Altria Group, Inc. 44,355 2,750
Archer-Daniels-Midland Co.(Û) 192,615 12,965
Coca-Cola Co. (The) 52,837 3,953
Conagra Brands, Inc. 162,812 3,014
Estee Lauder Cos., Inc. (The) Class A 29,126 3,358
Kenvue , Inc. 64,769 1,127
Kimberly-Clark Corp. 69,093 6,909
Kroger Co. (The) 206,477 12,977
Marzetti , Co.(The) 869 149
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mondelez International, Inc. Class A 62,161 3,634
Monster Beverage Corp.(Æ)(Ð)(Û) 187,133 15,113
PepsiCo, Inc. 28,518 4,381
Philip Morris International, Inc. 30,892 5,543
Procter & Gamble Co. (The) 38,016 5,770
Smithfield Foods, Inc. 50,704 1,212
Sysco Corp. 25,393 2,129
Tyson Foods, Inc. Class A 136,913 8,944
WD-40 Co.(Ð) 5,091 1,177
95,105
Energy - 3.5%
Baker Hughes Co. 184,119 10,318
BP PLC - ADR 106,658 4,040
Canadian Natural Resources, Ltd. 146,365 5,446
Chevron Corp. 27,026 4,781
CVR Energy, Inc. 53,019 1,206
Devon Energy Corp. 109,408 4,399
Eaton Corp. PLC 26,209 9,210
EOG Resources, Inc. 49,501 5,551
Exxon Mobil Corp. 92,956 13,144
First Solar, Inc.(Æ) 9,055 2,042
HF Sinclair Corp. 65,939 3,428
ONEOK, Inc. 23,778 1,883
Phillips 66 66,637 9,567
Shell PLC - ADR 64,735 4,987
SLB, Ltd. 137,076 6,632
Valero Energy Corp.(Ð)(Û) 60,316 10,943
Williams Cos., Inc. (The) 50,764 3,414
100,991
Financial Services - 14.3%
AerCap Holdings NV 51,625 7,416
Affiliated Managers Group, Inc. 15,246 4,773
Aflac, Inc. 33,208 3,684
Allstate Corp. (The) 27,203 5,413
Ally Financial, Inc. 186,942 7,904
American Express Co. 36,158 12,734
American International Group, Inc. 22,443 1,680
American Tower Corp.(ö) 8,995 1,613
Ameriprise Financial, Inc. 8,960 4,724
Annaly Capital Management, Inc.(ö) 189,117 4,352
Aon PLC Class A 5,496 1,922
Arthur J Gallagher & Co. 27,481 6,853
Bank of America Corp. 308,487 16,411
Bank of New York Mellon Corp. (The)(Ð)
(Û) 98,233 11,780
Berkshire Hathaway, Inc. Class B(Æ) 34,784 16,715
BlackRock, Inc. 3,618 4,048
Blackstone, Inc. Class A 59,420 8,463
Blue Owl Capital, Inc. 263,812 3,598
Bread Financial Holdings, Inc. 45,441 3,296
Brown & Brown, Inc. 16,934 1,221
Camden Property Trust(ö)(Û) 53,639 5,849
Capital One Financial Corp. 14,233 3,116
Carlyle Group, Inc. (The) 140,618 8,265
Charles Schwab Corp. (The) 30,436 3,163
Chubb, Ltd. 7,108 2,200
Citigroup, Inc. 138,081 15,977
CME Group, Inc. Class A 9,393 2,715

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CNA Financial Corp.(Û) 16,563 793
Corebridge Financial, Inc.(Ð) 209,736 6,466
Cullen/Frost Bankers, Inc.(Ð) 21,121 2,911
Essex Property Trust, Inc.(Ð)(ö) 15,507 3,906
Federated Hermes, Inc. Class B(Ð) 13,780 734
First American Financial Corp.(Ð) 45,254 2,859
First Industrial Realty Trust, Inc.(ö) 10,084 585
Global Payments, Inc. 134,417 9,643
Globe Life, Inc.(Ð)(Û) 38,389 5,383
Goldman Sachs Group, Inc. (The) 6,660 6,230
Hanover Insurance Group, Inc. (The)(Ð) 15,559 2,709
HCI Group, Inc. 4,773 757
Healthpeak Properties, Inc.(ö) 327,049 5,638
Host Hotels & Resorts, Inc.(ö) 258,701 4,794
Howard Hughes Holdings, Inc.(Æ) 32,067 2,619
Interactive Brokers Group, Inc. Class A 105,270 7,883
Intercontinental Exchange, Inc. 10,079 1,751
JPMorgan Chase & Co. 52,699 16,120
Kemper Corp. 54,291 2,140
KKR & Co., Inc. Class A 15,508 1,772
Lineage, Inc.(Ð)(ö) 2,602 93
M&T Bank Corp. 31,954 7,080
Marsh & McLennan Cos., Inc. 12,725 2,395
Mastercard , Inc. Class A 73,154 39,415
Mercury General Corp. 9,164 803
MetLife, Inc. 24,003 1,893
Millrose Properties, Inc. Class A(ö) 54,891 1,636
Moody's Corp. 4,107 2,117
Morgan Stanley 62,116 11,355
NU Holdings, Ltd. Class A(Æ)(Ð) 463,699 8,231
Popular, Inc. 33,331 4,451
Progressive Corp. (The) 28,325 5,892
Prologis, Inc.(ö) 41,115 5,368
Public Storage(ö) 4,488 1,239
Realty Income Corp.(ö) 33,843 2,070
Reinsurance Group of America, Inc. Class
A(Ð)(Û) 27,706 5,617
Robinhood Markets, Inc. Class A(Æ) 18,666 1,857
S&P Global, Inc. 5,229 2,760
Selective Insurance Group, Inc. 17,004 1,430
Slide Insurance Holdings, Inc.(Æ)(Ð) 35,400 610
Synchrony Financial 94,794 6,885
Travelers Cos., Inc. (The) 7,789 2,216
Truist Financial Corp. 47,201 2,427
US Bancorp 55,055 3,089
VICI Properties, Inc.(ö) 59,693 1,676
Visa, Inc. Class A 32,349 10,411
Wells Fargo & Co. 222,589 20,142
Welltower , Inc.(ö) 13,483 2,540
Willis Towers Watson PLC 17,818 5,657
416,933
Health Care - 10.1%
Abbott Laboratories 39,669 4,336
AbbVie, Inc. 56,328 12,562
Agilent Technologies, Inc. 85,892 11,497
Align Technology, Inc.(Æ)(Ð) 34,288 5,590
Alnylam Pharmaceuticals, Inc.(Æ) 13,832 4,676
Amgen, Inc. 8,451 2,889
Becton Dickinson & Co. 11,110 2,261
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
BioMarin Pharmaceutical, Inc.(Æ) 62,311 3,523
Boston Scientific Corp.(Æ) 22,664 2,120
Bristol-Myers Squibb Co. 44,991 2,477
Cardinal Health, Inc. 12,415 2,668
Cencora , Inc. Class A 6,803 2,444
Centene Corp.(Æ) 143,682 6,224
Cigna Group (The) 9,842 2,698
CVS Health Corp. 176,337 13,141
Dentsply Sirona, Inc.(Ð) 159,571 1,990
Dexcom , Inc.(Æ) 22,183 1,620
Edwards Lifesciences Corp.(Æ)(Û) 143,878 11,706
Elevance Health, Inc. 8,544 2,954
Eli Lilly & Co. 20,571 21,335
Exelixis , Inc.(Æ)(Ð) 53,894 2,229
GE HealthCare Technologies, Inc.(Ð) 104,018 8,214
Genmab A/S - ADR(Æ) 71,772 2,342
Gilead Sciences, Inc. 35,895 5,095
GSK PLC - ADR 99,107 5,114
HCA Healthcare, Inc. 5,899 2,880
Humana, Inc. 17,805 3,475
Icon PLC(Æ) 33,670 6,069
IDEXX Laboratories, Inc.(Æ) 18,393 12,332
Incyte Corp.(Æ)(Ð) 75,038 7,509
Intuitive Surgical, Inc.(Æ) 7,605 3,835
Johnson & Johnson 73,053 16,601
Lantheus Holdings, Inc.(Æ)(Ð) 12,273 821
McKesson Corp. 3,204 2,663
Medtronic PLC 140,961 14,513
Merck & Co., Inc. 57,882 6,383
Molina Healthcare, Inc.(Æ)(Ð) 1 —
Oscar Health, Inc. Class A(Æ)(Ð) 48,808 700
Pfizer, Inc. 241,882 6,395
Quest Diagnostics, Inc. 10,950 2,048
Regeneron Pharmaceuticals, Inc.(Û) 13,240 9,817
ResMed , Inc. 7,613 1,966
Royalty Pharma PLC Class A 87,036 3,628
Sanofi SA - ADR 98,807 4,648
Sarepta Therapeutics, Inc.(Æ)(Ð) 50,469 1,027
Stryker Corp. 21,858 8,078
Thermo Fisher Scientific, Inc. 3,812 2,206
Ultragenyx Pharmaceutical, Inc.(Æ) 78,033 1,878
UnitedHealth Group, Inc. 42,853 12,296
Veeva Systems, Inc. Class A(Æ) 30,725 6,265
Vertex Pharmaceuticals, Inc.(Æ) 13,781 6,476
Viatris , Inc. 286,883 3,755
West Pharmaceutical Services, Inc. 25,453 5,883
295,852
Materials and Processing - 3.8%
Acuity, Inc. 668 207
Air Products and Chemicals, Inc. 6,852 1,867
Albemarle Corp.(Ð) 18,777 3,204
Boise Cascade Co. 10,072 814
Carrier Global Corp. 38,662 2,303
Celanese Corp. Class A 157,484 6,999
Commercial Metals Co. 46,859 3,602
Copart , Inc.(Æ) 177,644 7,209
Crown Holdings, Inc.(Ð) 66,959 7,009
Ecolab, Inc. 10,485 2,957
Fastenal Co. 47,361 2,054

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Freeport-McMoRan, Inc. 43,362 2,612
General Electric Co. 12,476 3,827
Huntsman Corp. 163,641 1,771
James Hardie Industries PLC(Æ) 132,673 3,050
Johnson Controls International PLC 18,463 2,202
Linde PLC 24,087 11,007
Martin Marietta Materials, Inc. 9,561 6,233
Masco Corp.(Ð) 77,945 5,151
Newmont Corp. 42,676 4,795
O-I Glass, Inc.(Æ) 133,226 2,036
Qnity Electronics, Inc. 24,176 2,325
Smurfit WestRock PLC 125,773 5,236
Solstice Advanced Materials Inc. 2,940 182
Southern Copper Corp.(Ð) 16,278 3,098
Trane Technologies PLC 17,206 7,236
Trex Co., Inc.(Æ) 63,096 2,613
Vulcan Materials Co. 21,486 6,457
Watsco , Inc.(Ð) 6,931 2,678
Westlake Corp.(Ð) 16,913 1,342
112,076
Producer Durables - 8.0%
3M Co. 10,091 1,546
Amphenol Corp. Class A 56,199 8,097
Argan , Inc. 8,967 3,113
Automatic Data Processing, Inc. 6,017 1,485
Boeing Co. (The)(Æ) 9,224 2,156
Caterpillar, Inc. 8,460 5,561
CH Robinson Worldwide, Inc. 21,923 4,274
Cintas Corp. 9,477 1,814
CNH Industrial NV 327,517 3,524
Comfort Systems USA, Inc. 7,648 8,735
CSX Corp. 59,711 2,255
Deere & Co. 13,448 7,101
Delta Air Lines, Inc. 130,136 8,575
EMCOR Group, Inc. 10,414 7,506
Expeditors International of Washington, Inc.
(Ð) 10,072 1,617
FedEx Corp. 30,418 9,802
FTI Consulting, Inc.(Æ)(Û) 16,285 2,844
Gartner, Inc.(Æ) 4,513 946
GE Vernova , Inc. 9,019 6,551
Graco , Inc. 36,905 3,223
Honeywell International, Inc. 11,101 2,526
Howmet Aerospace, Inc. 22,839 4,752
Huntington Ingalls Industries, Inc. 7,096 2,984
Illinois Tool Works, Inc. 7,772 2,031
JB Hunt Transport Services, Inc.(Û) 19,779 4,010
Keysight Technologies, Inc.(Æ) 14,696 3,179
Landstar System, Inc. 28,261 4,221
Lockheed Martin Corp.(Ð)(Û) 19,711 12,501
Magna International, Inc. Class A 61,375 3,139
ManpowerGroup , Inc. 37,872 1,376
MasTec , Inc.(Æ)(Ð) 25,895 6,227
Middleby Corp. (The)(Æ) 21,465 3,159
Norfolk Southern Corp. 7,619 2,219
Northrop Grumman Corp. 12,670 8,771
Old Dominion Freight Line, Inc. 7,790 1,349
Otis Worldwide Corp.(Ð)(Û) 36,924 3,154
PACCAR, Inc. 26,206 3,221
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Parker-Hannifin Corp. 3,651 3,417
Paychex, Inc. 20,885 2,154
Powell Industries, Inc.(Ð) 2,568 1,139
Primoris Services Corp. 6,693 992
Quanta Services, Inc. 5,365 2,546
Regal Rexnord Corp. 27,988 4,520
Republic Services, Inc. Class A 11,688 2,514
Robert Half, Inc.(Û) 96,515 3,340
Rockwell Automation, Inc. 7,734 3,261
Ryder System, Inc.(Ð) 16,844 3,222
Saia, Inc.(Æ)(Ð) 9,547 3,197
Schneider National, Inc. Class B 59,034 1,584
Scotts Miracle- Gro Co. (The) Class A 44,578 2,863
Teledyne Technologies, Inc.(Æ) 3,768 2,337
Trade Desk, Inc. (The) Class A(Æ)(Ð) 110,697 3,357
TransDigm Group, Inc. 1,351 1,929
TransUnion 92,589 7,316
TriNet Group, Inc. 21,261 1,302
Tutor Perini Corp. 1,913 151
Union Pacific Corp. 11,140 2,619
United Airlines Holdings, Inc.(Æ) 22,402 2,292
United Parcel Service, Inc. Class B 19,471 2,068
United Rentals, Inc. 2,961 2,316
Verisk Analytics, Inc. Class A 19,618 4,266
Vontier Corp. 101,887 3,821
Waste Management, Inc. 12,059 2,680
Westinghouse Air Brake Technologies Corp. 9,304 2,141
232,888
Technology - 42.2%
Accenture PLC Class A 13,484 3,555
Adobe, Inc.(Æ)(Û) 46,728 13,703
Advanced Micro Devices, Inc.(Æ) 42,070 9,959
Airbnb, Inc. Class A(Æ) 13,725 1,776
Alphabet, Inc. Class A 337,729 114,152
Alphabet, Inc. Class C 149,276 50,534
Amkor Technology, Inc.(Ð) 7,492 362
Appfolio , Inc. Class A(Æ)(Ð) 8,027 1,524
Apple, Inc.(Û) 647,996 168,142
Applied Materials, Inc. 25,112 8,094
Arista Networks, Inc.(Æ)(Ð) 75,025 10,634
ASML Holding NV Class G 1,518 2,160
Atlassian Corp. Class A(Æ)(Û) 31,380 3,709
Autodesk, Inc.(Æ) 6,615 1,673
AvePoint , Inc.(Æ) 43,601 507
Booking Holdings, Inc. 2,568 12,845
Braze, Inc. Class A(Æ) 35,583 741
Broadcom, Inc.(Û) 227,065 75,227
Broadridge Financial Solutions, Inc. 7,825 1,542
Cadence Design Systems, Inc.(Æ) 8,452 2,505
Cirrus Logic, Inc.(Æ)(Ð) 28,028 3,653
Cisco Systems, Inc. 89,185 6,985
Clear Secure, Inc. Class A 46,856 1,528
Cognizant Technology Solutions Corp.
Class A 42,405 3,480
Corteva , Inc. 26,467 1,927
Crowdstrike Holdings, Inc. Class A(Æ) 10,020 4,423
Datadog , Inc. Class A(Æ) 15,132 1,957
DigitalOcean Holdings, Inc.(Æ) 34,939 1,930
DocuSign, Inc.(Æ) 13,796 725

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
DoorDash , Inc. Class A(Æ) 24,263 4,965
Dropbox, Inc. Class A(Æ)(Ð) 228,045 5,811
Fiserv, Inc.(Æ) 19,305 1,230
Fortinet, Inc.(Æ) 103,398 8,402
Grindr, Inc.(Æ) 81,669 925
Hewlett Packard Enterprise Co. 76,661 1,650
Ingram Micro Holding Corp. 8,060 170
Intel Corp.(Æ) 93,036 4,323
International Business Machines Corp. 15,491 4,751
Intuit, Inc. 26,521 13,232
IPG Photonics Corp.(Æ)(Ð) 5,269 487
KBR, Inc.(Ð)(Û) 45,143 1,933
KLA Corp. 5,749 8,209
Kulicke & Soffa Industries, Inc. 22,176 1,271
Lam Research Corp.(Ð) 83,150 19,412
Lyft, Inc. Class A(Æ) 239,765 4,045
Manhattan Associates, Inc.(Æ) 29,264 4,419
Maplebear , Inc.(Æ) 97,451 3,621
Match Group, Inc.(Ð) 142,113 4,427
Meta Platforms, Inc. Class A 108,924 78,044
Micron Technology, Inc. 33,600 13,940
Microsoft Corp.(Ð)(Û) 348,972 150,159
Monolithic Power Systems, Inc. 3,778 4,247
Motorola Solutions, Inc. 8,706 3,505
Nutanix , Inc. Class A(Æ) 73,712 2,899
NVIDIA Corp. 1,100,689 210,375
NXP Semiconductors NV 35,177 7,955
ON Semiconductor Corp.(Æ) 147,490 8,833
Oracle Corp. 79,424 13,072
Palantir Technologies, Inc. Class A(Æ) 43,048 6,310
Palo Alto Networks, Inc.(Æ) 25,392 4,494
PayPal Holdings, Inc. 25,874 1,363
Pegasystems , Inc. 67,916 2,967
QUALCOMM, Inc. 93,872 14,230
RingCentral, Inc. Class A(Ð) 55,997 1,449
ROBLOX Corp. Class A(Æ)(Ð) 67,995 4,471
Roku, Inc.(Æ) 60,622 5,771
Roper Technologies, Inc. 9,006 3,343
Salesforce, Inc. 52,899 11,230
Sandisk Corp.(Æ) 2,144 1,235
Seagate Technology Holdings PLC 7,083 2,888
SentinelOne , Inc. Class A(Æ) 130,304 1,822
ServiceNow , Inc.(Æ)(Û) 178,952 20,939
Silicon Laboratories, Inc.(Æ)(Ð) 18,047 2,571
Snap, Inc. Class A(Æ)(Ð) 65,756 456
Snowflake, Inc. Class A(Æ) 40,721 7,847
Sonos , Inc.(Æ) 15,840 227
Spotify Technology SA(Æ)(Û) 8,618 4,312
Super Micro Computer, Inc.(Æ) 42,672 1,242
Synopsys, Inc.(Æ) 3,982 1,852
TE Connectivity PLC 12,453 2,774
Teradata Corp.(Æ)(Ð) 18,599 530
Teradyne, Inc. 17,522 4,224
Texas Instruments, Inc. 10,470 2,257
Tyler Technologies, Inc.(Æ) 19,831 7,326
Uber Technologies, Inc.(Æ) 42,094 3,370
Varonis Systems, Inc.(Æ) 84,745 2,529
VeriSign, Inc. 29,691 7,251
Western Digital Corp. 16,365 4,095
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Workday, Inc. Class A(Æ) 7,531 1,323
1,232,962
Utilities - 3.3%
American Electric Power Co., Inc. 23,182 2,777
AT&T, Inc. 602,467 15,791
ConocoPhillips 79,902 8,328
Consolidated Edison, Inc. 19,745 2,105
Duke Energy Corp. 19,826 2,406
Edison International 85,920 5,351
Entergy Corp. 50,525 4,845
Eversource Energy 68,176 4,713
Exelon Corp. 67,464 3,021
FirstEnergy Corp. 76,108 3,603
NextEra Energy, Inc. 95,769 8,418
NRG Energy, Inc. 19,298 2,945
Sempra 96,814 8,424
Southern Co. (The) 64,445 5,755
T-Mobile US, Inc. 14,786 2,916
Verizon Communications, Inc. 101,172 4,504
WEC Energy Group, Inc. 18,286 2,024
Xcel Energy, Inc. 100,823 7,669
95,595
Total Common Stocks
(cost $1,721,072) 2,976,845
Short-Term Investments - 2.8%
U.S. Cash Management Fund(@) 81,763,771 (∞) 81,747
Total Short-Term Investments
(cost $81,747) 81,747
Total Investments - 104.7%
(identified cost $1,802,819) 3,058,592
Securities Sold Short - (4.9)%
Consumer Discretionary - (0.4)%
Advanced Energy Industries, Inc. (2,250) (574)
Avis Budget Group, Inc.(Æ) (10,366) (1,192)
Caesars Entertainment, Inc.(Æ) (88,883) (1,840)
Dutch Bros, Inc. Class A(Æ) (52,618) (2,862)
Hilton Grand Vacations, Inc.(Æ) (57,938) (2,614)
Joby Aviation, Inc.(Æ) (160,135) (1,693)
Lithia Motors, Inc. Class A (1,145) (370)
(11,145)
Consumer Staples - (0.1)%
Chefs' Warehouse Holdings, Inc. (The)(Æ) (28,468) (1,791)
Primo Brands Corp. Class A (38,955) (738)
(2,529)
Energy - (0.6)%
Core Natural Resources, Inc. (20,717) (1,976)
EQT Corp. (49,565) (2,861)
Sunrun , Inc.(Æ) (68,570) (1,303)
Texas Pacific Land Corp. (6,177) (2,152)
Uranium Energy Corp.(Æ) (174,918) (3,016)
Viper Energy, Inc. Class A (62,964) (2,666)

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Warrior Met Coal, Inc. (33,209) (2,965)
(16,939)
Financial Services - (0.4)%
AGNC Investment Corp.(ö) (51,760) (590)
Apollo Global Management, Inc. (9,306) (1,252)
Applied Digital Corp.(Æ) (16,129) (546)
Atlantic Union Bankshares Corp. (75,708) (2,941)
Erie Indemnity Co. Class A (3,637) (1,029)
HA Sustainable Infrastructure Capital, Inc. (5,540) (191)
MARA Holdings, Inc.(Æ) (17,237) (164)
Old National Bancorp (30,158) (737)
Shift4 Payments, Inc. Class A(Æ) (29,491) (1,741)
T Rowe Price Group, Inc. (1,474) (156)
TIC Solutions, Inc.(Æ) (159,355) (1,609)
UWM Holdings Corp. (276,878) (1,359)
(12,315)
Health Care - (1.0)%
Acadia Healthcare Co., Inc.(Æ) (185,352) (2,491)
Arrowhead Pharmaceuticals, Inc.(Æ) (28,740) (1,992)
Certara , Inc.(Æ) (110,198) (969)
CG Oncology, Inc.(Æ) (41,869) (2,179)
Crinetics Pharmaceuticals, Inc.(Æ) (35,145) (1,755)
Elanco Animal Health, Inc.(Æ) (121,295) (2,921)
Globus Medical, Inc. Class A(Æ) (28,818) (2,613)
HealthEquity , Inc.(Æ) (16,354) (1,401)
Immunovant , Inc.(Æ) (6,264) (163)
Labcorp Holdings, Inc. (5,925) (1,609)
Protagonist Therapeutics, Inc.(Æ) (15,121) (1,237)
QuidelOrtho Corp.(Æ) (34,380) (934)
RadNet , Inc.(Æ) (42,016) (2,945)
Revolution Medicines, Inc.(Æ) (31,634) (3,067)
Vaxcyte , Inc.(Æ) (33,182) (1,778)
(28,054)
Materials and Processing - (0.3)%
Cleveland-Cliffs, Inc.(Æ) (99,344) (1,367)
Greif, Inc. Class A (2,530) (179)
International Paper Co. (65,588) (2,644)
Ivanhoe Electric, Inc.(Æ) (53,546) (915)
Knife River Corp.(Æ) (43,544) (2,925)
Quaker Chemical Corp. (8,609) (1,324)
(9,354)
Producer Durables - (1.2)%
AeroVironment , Inc.(Æ) (9,553) (2,659)
Bloom Energy Corp. Class A(Æ) (1,993) (302)
Casella Waste Systems, Inc. Class A(Æ) (30,610) (3,088)
CBIZ, Inc.(Æ) (48,360) (1,903)
Construction Partners, Inc. Class A(Æ) (23,649) (2,598)
CoreCivic , Inc.(Æ) (54,169) (1,004)
Dorman Products, Inc.(Æ) (10,514) (1,306)
Emerson Electric Co. (20,089) (2,952)
First Advantage Corp.(Æ) (18,432) (249)
GEO Group, Inc. (The)(Æ) (96,496) (1,542)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ingersoll Rand, Inc. (33,021) (2,843)
JBT Marel Corp. (19,774) (3,111)
Mercury Systems, Inc.(Æ) (31,909) (2,996)
Mirion Technologies, Inc.(Æ) (111,849) (2,778)
NuScale Power Corp.(Æ) (66,558) (1,163)
OSI Systems, Inc.(Æ) (12,108) (3,029)
Teledyne Technologies, Inc.(Æ) (922) (572)
Willscot Holdings Corp. (102,457) (2,052)
(36,147)
Technology - (0.8)%
Advanced Micro Devices, Inc.(Æ) (11,296) (2,674)
Coherent Corp.(Æ) (14,476) (3,072)
Concentrix Corp. (51,546) (1,925)
Crane NXT Co. (39,327) (1,987)
Figure Technology Solutions, Inc. Class
A(Æ) (3,528) (201)
Impinj , Inc.(Æ) (12,795) (1,767)
IonQ , Inc.(Æ) (5,738) (229)
Lattice Semiconductor Corp.(Æ) (30,094) (2,423)
Oracle Corp. (14,286) (2,351)
Sanmina Corp.(Æ) (17,449) (2,472)
TTM Technologies, Inc.(Æ) (32,918) (3,233)
(22,334)
Utilities - (0.1)%
Dominion Energy, Inc. (5,345) (322)
Expand Energy Corp. (27,405) (3,081)
Otter Tail Corp. (9,966) (888)
UGI Corp. (4,925) (197)
(4,488)
Total Securities Sold Short
(proceeds $125,244) (143,305)
Other Assets and Liabilities,
Net - 0.2%
5,105
Net Assets - 100.0%
2,920,392

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 31
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 209 USD 72,792 03/26 480
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 480
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 394,443 $ — $ —
$ —
$ 394,443
Consumer Staples 95,105 — —
—
95,105
Energy 100,991 — —
—
100,991
Financial Services 416,933 — —
—
416,933
Health Care 295,852 — —
—
295,852
Materials and Processing 112,076 — —
—
112,076
Producer Durables 232,888 — —
—
232,888
Technology 1,232,962 — —
—
1,232,962
Utilities 95,595 — —
—
95,595
Short-Term Investments — — — 81,747 81,747
Total Investments
2,976,845 — — 81,747 3,058,592
Securities Sold Short
*
(143,305) — — — (143,305)
Other Financial Instruments
Assets
Futures Contracts 480 — — — 480
Total Other Financial Instruments
**
$ 480 $ — $ — $ — $ 480
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 U.S. Strategic Equity Fund
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 62,425 $ 182,440 $ 163,121 $ 6 $ (3) $ 81,747 $ 852 $ —

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.1%
Consumer Discretionary - 10.6%
Abercrombie & Fitch Co. Class A(Æ) 3,654 357
Academy Sports & Outdoors, Inc. 24,579 1,352
Accel Entertainment, Inc.(Æ) 4,774 54
Adtalem Global Education, Inc.(Æ) 1,763 183
Advance Auto Parts, Inc. 8,319 399
Advanced Energy Industries, Inc. 3,693 943
AerSale Corp.(Æ) 42,128 316
American Outdoor Brands, Inc.(Æ) 2,728 25
American Public Education, Inc.(Æ) 10,215 427
America's Car-Mart, Inc.(Æ) 4,688 121
Asbury Automotive Group, Inc.(Æ) 1,838 431
Atkore, Inc. 7,143 496
Axon Enterprise, Inc.(Æ) 910 440
Bed Bath & Beyond, Inc.(Æ) 10,822 64
Birkenstock Holding PLC(Æ) 14,266 539
BlueLinx Holdings, Inc.(Æ) 1,577 110
Boot Barn Holdings, Inc.(Æ) 14,214 2,537
BorgWarner, Inc. 18,254 865
Brightstar Lottery PLC 38,930 564
Brilliant Earth Group, Inc. Class A 153,091 239
Brinker International, Inc.(Æ) 3,866 610
Brunswick Corp. 33,750 2,707
Buckle, Inc. (The) 7,421 351
Cadre Holdings, Inc. 34,762 1,391
Callaway Golf Co.(Æ) 25,076 360
Cavco Industries, Inc.(Æ) 760 374
Celestica, Inc.(Æ) 509 143
Central Garden & Pet Co. Class A(Æ)(Û) 2,084 64
Century Communities, Inc. 21,084 1,328
Chegg, Inc.(Æ) 12,839 10
Citi Trends, Inc.(Æ) 1,743 75
Clarus Corp. 469,852 1,800
Cooper-Standard Holdings, Inc.(Æ) 3,187 100
Coty, Inc. Class A(Æ)(Ð) 61,983 196
Dana, Inc.(Û) 24,332 703
Dave & Buster's Entertainment, Inc.(Æ) 8,627 162
Deckers Outdoor Corp.(Æ)(Û) 1,994 238
Designer Brands, Inc. Class A(Ð) 4,386 28
Dillard's, Inc. Class A(Û) 579 352
Douglas Dynamics, Inc. 68,724 2,589
Driven Brands Holdings, Inc.(Æ) 83,882 1,304
Dutch Bros, Inc. Class A(Æ) 10,388 565
Enovix Corp.(Æ)(Ð) 10,436 69
Ethan Allen Interiors, Inc. 12,455 286
EW Scripps Co. (The) Class A(Æ) 67,848 227
FIGS, Inc. Class A(Æ) 42,412 458
First Watch Restaurant Group, Inc.(Æ) 70,966 1,135
FirstCash Holdings, Inc. 6,257 1,067
Five Below, Inc.(Æ)(Ð)(Û) 10,210 1,957
Floor & Decor Holdings, Inc. Class A(Æ)
(Ð) 4,725 312
Forestar Group, Inc.(Æ)(Ð) 3,755 98
Funko, Inc. Class A(Æ)(Ð) 16,405 67
Genesco, Inc.(Æ)(Ð) 3,329 96
Genius Sports, Ltd.(Æ) 31,516 274
Golden Entertainment, Inc. 21,929 590
GoPro, Inc. Class A(Æ) 27,692 32
Gray Media, Inc. 58,051 262
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Green Brick Partners, Inc.(Æ) 27,427 1,903
Group 1 Automotive, Inc. 1,138 403
Haverty Furniture Cos., Inc. 50,381 1,276
HealthStream, Inc. 1,724 38
Hillenbrand, Inc. 24,982 797
Hovnanian Enterprises, Inc. Class A(Æ)(Ð) 1,195 135
IAC, Inc.(Æ) 18,236 674
Johnson Outdoors, Inc. Class A 32,850 1,491
Karman Holdings Inc.(Æ) 8,390 871
KB Home 16,044 923
Kura Sushi USA, Inc. Class A(Æ) 21,214 1,417
Lands' End, Inc.(Æ) 3,574 63
Lear Corp.(Û) 10,086 1,181
Legacy Education, Inc.(Æ) 53,421 538
Leonardo DRS, Inc. 9,078 373
LGI Homes, Inc.(Æ) 8,740 438
Life Time Group Holdings, Inc.(Æ) 19,312 563
Lindblad Expeditions Holdings, Inc.(Æ) 39,000 650
Madison Square Garden Entertainment
Corp.(Æ)(Ð) 9,076 562
Marine Products Corp. 147,958 1,429
Marriott Vacations Worldwide Corp. 16,938 920
MasterCraft Boat Holdings, Inc.(Æ) 3,361 72
Matthews International Corp. Class A 27,689 728
MNTN, Inc. Class A(Æ) 2,650 24
Motorcar Parts of America, Inc.(Æ) 34,255 426
Movado Group, Inc.(Ð) 91,600 2,088
Neonode Inc.(Æ) 3,226 6
Newell Brands, Inc. 329,002 1,398
Nu Skin Enterprises, Inc. Class A 34,662 368
OptimizeRx Corp.(Æ) 51,191 551
Oxford Industries, Inc. 18,153 669
Papa John's International, Inc. 81,435 2,864
Patrick Industries, Inc. 6,096 769
Peloton Interactive, Inc. Class A(Æ)(Ð) 49,425 276
Petco Health & Wellness Co., Inc.(Æ) 26,053 70
QuinStreet, Inc.(Æ) 60,332 802
RealReal, Inc. (The)(Æ) 20,623 303
Reservoir Media, Inc.(Æ) 189,932 1,434
REV Group, Inc. 15,208 972
Revolve Group, Inc.(Æ) 8,933 247
RH(Æ)(Ð) 2,073 412
Rocky Brands, Inc. 48,014 1,546
Rush Street Interactive, Inc.(Æ)(Û) 82,499 1,458
Sally Beauty Holdings, Inc.(Æ) 42,515 647
Scholastic Corp. 5,970 209
Shake Shack, Inc. Class A(Æ) 4,139 367
SharkNinja, Inc.(Æ)(Ð)(Û) 16,797 1,985
Shoe Carnival, Inc.(Ð) 4,959 94
Signet Jewelers, Ltd. 5,533 511
Sonic Automotive, Inc. Class A(Ð) 7,154 429
Sphere Entertainment Co.(Æ)(Û) 3,740 357
Stitch Fix, Inc. Class A(Æ) 37,769 181
Strata Critical Medical, Inc.(Æ) 97,202 474
Stride, Inc.(Æ) 3,274 277
Sturm Ruger & Co., Inc. 48,296 1,772
Superior Group of Cos., Inc. 2,334 23
TEGNA, Inc. 35,292 676
Texas Roadhouse, Inc. Class A 7,723 1,389
Thor Industries, Inc. 9,394 1,051

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Toll Brothers, Inc.(Ð)(Û) 9,936 1,436
Tri Pointe Homes, Inc.(Æ) 6,362 212
Upbound Group, Inc. Class A 21,325 403
Urban Outfitters, Inc.(Æ) 7,727 547
VF Corp. 63,490 1,244
Vicor Corp.(Æ) 1,440 227
Visteon Corp. 3,978 361
Wabash National Corp. 15,417 156
Wayfair, Inc. Class A(Æ)(Ð) 10,540 1,091
Wingstop, Inc.(Ð)(Û) 6,273 1,665
Winmark Corp. 993 448
Winnebago Industries, Inc. 44,096 2,024
Wolverine World Wide, Inc.(Ð) 6,184 110
Wyndham Hotels & Resorts, Inc. 17,006 1,238
Zumiez, Inc.(Æ) 4,882 120
88,694
Consumer Staples - 2.2%
Andersons, Inc. (The) 14,993 929
Arko Corp. 13,022 69
Beauty Health Co. (The)(Æ) 20,388 31
Calavo Growers, Inc. 15,621 397
Cal-Maine Foods, Inc. 8,230 687
Celsius Holdings, Inc.(Æ) 22,482 1,180
Dole PLC 10,828 173
Fresh Del Monte Produce, Inc. 8,279 328
Helen of Troy, Ltd.(Æ) 9,511 158
Herbalife, Ltd.(Æ)(Ð) 7,720 133
Ingles Markets, Inc. Class A 4,052 303
Lifevantage Corp. 799 4
National Beverage Corp.(Æ) 4,031 137
National Vision Holdings, Inc.(Æ) 51,577 1,359
Olaplex Holdings, Inc.(Æ) 194,739 308
Post Holdings, Inc.(Æ) 4,544 465
Quanex Building Products Corp. 203,830 3,816
Smithfield Foods, Inc.(Û) 16,630 397
SunOpta, Inc.(Æ)(Ð) 11,387 52
United Natural Foods, Inc.(Æ) 17,080 636
Universal Corp. 6,092 345
USANA Health Sciences, Inc.(Æ) 2,569 56
Vita Coco Co., Inc. (The)(Æ) 43,175 2,303
Vital Farms, Inc.(Æ)(Ð) 91,601 2,606
Warby Parker, Inc. Class A(Æ) 56,978 1,454
18,326
Energy - 4.8%
Antero Resources Corp.(Æ) 9,014 328
Atlas Energy Solutions, Inc. 37,016 432
CVR Energy, Inc. 12,382 282
DNOW, Inc.(Æ)(Ð) 60,771 923
Expro Group Holdings NV(Æ) 31,079 498
Fluence Energy, Inc.(Æ) 17,378 535
Forum Energy Technologies, Inc.(Æ) 1,653 75
Green Plains, Inc.(Æ) 17,640 202
Hallador Energy Co.(Æ) 16,332 302
Helmerich & Payne, Inc. 28,256 957
HF Sinclair Corp. 15,815 822
Innovex International, Inc.(Æ) 20,498 509
Kodiak Gas Services, Inc. 39,029 1,640
Liberty Energy, Inc. Class A 31,582 778
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Matrix Service Co.(Æ) 120,667 1,728
National Energy Services Reunited Corp.
(Æ) 98,011 1,929
Natural Gas Services Group, Inc. 34,428 1,193
Noble Corp. PLC 27,517 980
NPK International, Inc.(Æ) 238,679 3,296
Oceaneering International, Inc.(Æ) 67,276 2,025
Oil States International, Inc.(Æ) 51,174 433
Ormat Technologies, Inc. 6,024 753
Par Pacific Holdings, Inc.(Æ)(Ð) 8,760 331
Patterson-UTI Energy, Inc. 113,180 852
PBF Energy, Inc. Class A 12,077 404
PrimeEnergy Resources Corp.(Æ)(Ð) 500 91
Ranger Energy Services, Inc. Class A 2,148 33
RPC, Inc. 61,761 411
Select Water Solutions, Inc. Class A 431,441 5,216
SM Energy Co. 21,230 413
SolarEdge Technologies, Inc.(Æ) 2,009 62
Solaris Energy Infrastructure, Inc. Class A 60,562 3,342
SunCoke Energy, Inc. 22,522 177
TechnipFMC PLC(Û) 23,282 1,297
TETRA Technologies, Inc.(Æ) 190,240 2,169
United States Antimony Corp.(Æ) 76,277 559
Viper Energy, Inc. Class A 4,563 193
W&T Offshore, Inc. 499,855 1,085
Warrior Met Coal, Inc. 7,862 702
WaterBridge Infrastructure LLC Class A 49,165 1,079
Weatherford International PLC 10,647 1,002
World Kinect Corp. 16,708 450
40,488
Financial Services - 21.9%
1st Source Corp. 5,521 372
Acadian Asset Management, Inc. 6,040 335
Adamas Trust, Inc.(ö) 49,394 395
Ally Financial, Inc.(Û) 33,722 1,426
American Assets Trust, Inc.(ö) 17,410 314
American Homes 4 Rent Class A(ö)(Û) 2,682 84
American Integrity Insurance Group, Inc.
(Æ) 70,409 1,316
Ameris Bancorp 7,505 605
Apartment Investment and Management Co.
Class A(ö) 46,697 275
Arbor Realty Trust, Inc.(ö) 49,326 380
Artisan Partners Asset Management, Inc.
Class A 1,804 80
Axos Financial, Inc.(Æ) 9,362 927
Baldwin Insurance Group, Inc. (The) Class
A(Æ) 12,062 264
Banc of California, Inc. 45,119 901
Bancorp, Inc. (The)(Æ) 10,558 628
Bank of Hawaii Corp. 3,622 271
Bank of NT Butterfield & Son, Ltd. (The) 13,975 724
Bank OZK 12,343 587
BankUnited, Inc. 27,391 1,300
Banner Corp. 22,759 1,407
BGC Group, Inc. Class A 138,690 1,263
Blackstone Mortgage Trust, Inc. Class A(ö) 37,913 730
BOK Financial Corp. 4,078 530
Bowhead Specialty Holdings, Inc.(Æ) 51,942 1,276

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bread Financial Holdings, Inc. 21,005 1,524
Brixmor Property Group, Inc.(ö) 44,465 1,191
Broadstone Net Lease, Inc.(ö) 74,333 1,376
Business First Bancshares, Inc. 84,886 2,391
Cadence Bank 14,188 597
Camden Property Trust(ö)(Û) 11,631 1,268
Capital Bancorp, Inc. 42,732 1,313
Capital City Bank Group, Inc. 24,409 1,019
Cathay General Bancorp 9,559 489
Centerspace(ö) 13,988 899
Central Pacific Financial Corp. 28,324 923
Chatham Lodging Trust(ö) 5,488 39
City Holding Co. 3,255 401
CNO Financial Group, Inc. 34,749 1,461
Coastal Financial Corp.(Æ) 16,985 1,627
Community Financial System, Inc. 16,263 1,016
Community Healthcare Trust, Inc.(ö) 134,058 2,317
Compass Diversified Holdings 33,546 220
Compass, Inc. Class A(Æ)(Ð)(Û) 78,466 982
COPT Defense Properties(ö) 16,120 497
Core Scientific Inc.(Æ)(Ð) 48,352 870
Corebridge Financial, Inc.(Ð) 37,295 1,150
CTO Realty Growth, Inc.(ö) 46,378 824
Cullen/Frost Bankers, Inc.(Ð)(Û) 14,140 1,949
Dave, Inc.(Æ) 6,992 1,145
DiamondRock Hospitality Co.(ö) 64,756 594
Dime Community Bancshares, Inc. 30,600 1,041
Donegal Group, Inc. Class A 412 8
Douglas Elliman, Inc.(Æ) 105,112 284
Eastern Bankshares, Inc. 23,576 483
Employers Holdings, Inc. 875 38
Enact Holdings, Inc. 10,378 413
Encore Capital Group, Inc.(Æ) 10,267 567
Enova International, Inc.(Æ) 6,033 996
Enterprise Financial Services Corp. 28,390 1,628
Esquire Financial Holdings, Inc. 5,941 633
eXp World Holdings, Inc.(Ð) 25,418 230
EZCORP, Inc. Class A(Æ) 21,504 461
Farmers & Merchants Bancorp, Inc. 10,044 269
FB Financial Corp. 28,534 1,642
Federal Agricultural Mortgage Corp. Class
C 4,998 846
Fidelis Insurance Holdings, Ltd. 14,417 275
Finance of America Cos., Inc. Class A(Æ)
(Ð) 924 22
Financial Institutions, Inc. 11,707 386
First American Financial Corp.(Ð) 13,797 872
First BanCorp 65,095 1,783
First Busey Corp. 20,203 498
First Financial Bankshares, Inc. 3,230 103
First Internet Bancorp 2,128 46
First Interstate BancSystem, Inc. Class A 11,971 425
First Merchants Corp. 10,528 419
First Mid Bancshares, Inc. 39,890 1,679
Five Star Bancorp 40,236 1,594
Flagstar Bank NA 50,179 663
Fulton Financial Corp. 19,971 412
Genworth Financial, Inc. Class A(Æ)(Ð) 67,135 560
German American Bancorp, Inc. 66,163 2,783
Getty Realty Corp.(ö) 35,909 1,072
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Glacier Bancorp, Inc. 47,066 2,385
Globe Life, Inc.(Û) 4,605 646
Goosehead Insurance, Inc. Class A(Æ) 895 55
Grid Dynamics Holdings, Inc.(Æ) 9,603 79
Hamilton Insurance Group, Ltd. Class B(Æ) 32,054 890
Hamilton Lane, Inc. Class A 10,418 1,471
Hancock Whitney Corp. 7,930 546
Hanover Insurance Group, Inc. (The) 8,740 1,522
HCI Group, Inc. 1,984 315
Heritage Financial Corp. 53,655 1,385
Heritage Insurance Holdings, Inc.(Æ) 3,339 87
Hilltop Holdings, Inc. 5,112 191
Hippo Holdings, Inc.(Æ)(Ð) 4,188 125
Home BancShares, Inc. 14,605 422
HomeTrust Bancshares, Inc. 10,592 457
Horace Mann Educators Corp. 4,379 196
Horizon Bancorp, Inc. 144,791 2,551
Independence Realty Trust, Inc.(ö) 26,352 440
Independent Bank Corp. 57,690 3,580
International Bancshares Corp. 7,369 513
InvenTrust Properties Corp.(ö) 78,947 2,320
Jackson Financial, Inc. Class A 9,331 1,110
James River Group Holdings, Inc. 9,237 62
John Wiley & Sons, Inc. Class A 8,881 277
Jones Lang LaSalle, Inc.(Æ) 3,413 1,222
Kearny Financial Corp. 5,588 44
Kemper Corp. 10,021 395
Kingstone Cos., Inc. 15,980 247
Kite Realty Group Trust(ö) 29,153 685
Lazard, Inc. 26,386 1,417
Legacy Housing Corp.(Æ) 40,864 848
Legalzoom.com, Inc.(Æ) 6,859 61
LendingClub Corp.(Æ) 34,313 580
LendingTree, Inc.(Æ) 4,413 250
Live Oak Bancshares, Inc. 15,216 608
LiveRamp Holdings, Inc.(Æ) 20,911 509
Macerich Co. (The)(ö) 25,962 491
Marcus & Millichap, Inc. 72,282 1,966
Marex Group PLC 24,646 973
McGrath RentCorp 5,918 661
Mercury General Corp. 9,943 871
Metropolitan Bank Holding Corp. 32,394 3,000
Miami International Holdings, Inc.(Æ) 7,434 310
Mid Penn Bancorp, Inc. 50,426 1,664
Midland States Bancorp, Inc. 4,430 101
Millrose Properties, Inc. Class A(ö)(Û) 14,890 444
Moelis & Co. Class A 5,779 414
National Bank Holdings Corp. Class A 90,161 3,623
National Storage Affiliates Trust(ö) 10,527 335
NBT Bancorp, Inc. 28,291 1,257
Nelnet, Inc. Class A 874 115
NerdWallet, Inc. Class A(Æ) 10,321 124
NETSTREIT Corp.(ö) 195,359 3,681
Newmark Group, Inc. Class A 56,053 999
NMI Holdings, Inc. Class A(Æ) 11,833 458
NNN REIT, Inc.(ö) 27,200 1,133
Northeast Bank 15,050 1,734
Northpointe Bancshares, Inc. 86,104 1,484
Northwest Bancshares, Inc. 20,025 258
OceanFirst Financial Corp. 37,790 709

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Octave Specialty Group, Inc.(Æ) 18,116 103
OFG Bancorp 23,678 954
OppFi, Inc. 22,746 217
Origin Bancorp, Inc. 32,700 1,401
OUTFRONT Media, Inc.(ö) 31,435 765
P10, Inc. Class A 146,509 1,579
Pagseguro Digital, Ltd. Class A 45,350 510
Palomar Holdings, Inc.(Æ) 3,969 491
Paysign, Inc.(Æ)(Ð) 17,495 73
Peapack-Gladstone Financial Corp. 28,833 915
PennyMac Financial Services, Inc. 4,642 464
Perella Weinberg Partners(Ð) 147,747 3,296
Phillips Edison & Co., Inc.(ö) 2,433 88
Piedmont Realty Trust, Inc. Class A(Ð)(ö) 15,512 131
Piper Sandler Cos. 2,690 932
Popular, Inc. 11,502 1,536
PotlatchDeltic Corp.(ö) 64,315 2,684
PRA Group, Inc.(Æ) 7,881 101
Preferred Bank 4,538 389
Primerica, Inc. 3,035 798
Prosperity Bancshares, Inc. 19,555 1,350
Provident Financial Services, Inc. 12,255 271
Radian Group, Inc. 12,997 428
RE/MAX Holdings, Inc. Class A(Æ) 3,110 24
Real Brokerage, Inc. (The)(Æ)(Ð) 191,490 678
Regional Management Corp.(Ð) 748 28
Reinsurance Group of America, Inc. Class A 7,017 1,423
Renasant Corp. 27,097 1,022
Riot Platforms, Inc.(Æ) 30,975 479
RLJ Lodging Trust(ö) 58,646 436
RMR Group, Inc. (The) Class A 15,865 240
Root, Inc. Class A(Æ) 4,294 267
Ryman Hospitality Properties, Inc.(ö) 4,730 448
S&T Bancorp, Inc. 9,191 392
Seacoast Banking Corp. of Florida 77,562 2,594
Selective Insurance Group, Inc. 5,040 424
ServisFirst Bancshares, Inc. 19,700 1,612
SiriusPoint, Ltd.(Æ) 34,130 697
SITE Centers Corp.(ö) 17,978 110
Skyward Specialty Insurance Group, Inc.
(Æ) 2,053 92
SL Green Realty Corp.(ö) 9,896 443
Slide Insurance Holdings, Inc.(Æ)(Ð) 30,719 529
SLM Corp. 23,183 629
SmartFinancial, Inc. 38,643 1,543
South Plains Financial, Inc. 36,833 1,534
Stewart Information Services Corp. 8,085 545
Stock Yards Bancorp, Inc. 30,883 2,090
StoneX Group, Inc.(Æ) 8,276 929
Summit Hotel Properties, Inc.(ö) 63,781 282
TeraWulf, Inc.(Æ) 71,149 951
Texas Capital Bancshares, Inc.(Æ) 5,246 531
Third Coast Bancshares, Inc.(Æ) 903 37
Tiptree, Inc. Class A 39,711 710
Towne Bank 56,412 1,974
Transcontinental Realty Investors, Inc.(Æ) 4,259 227
TriCo Bancshares 26,826 1,336
Triumph Financial, Inc.(Æ) 36,353 2,294
TWFG, Inc.(Æ) 1,421 36
UL Solutions, Inc. Class A 21,505 1,510
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
UMB Financial Corp. 4,351 553
UMH Properties, Inc.(ö) 135,792 2,122
United Community Banks, Inc. 13,740 473
United Fire Group, Inc. 11,538 415
Universal Insurance Holdings, Inc. 4,694 143
Univest Financial Corp. 7,216 239
Unum Group(Û) 15,769 1,198
Upstart Holdings, Inc.(Æ) 1,143 45
Valley National Bancorp 43,405 541
Vestis Corp. 37,409 244
Walker & Dunlop, Inc. 21,007 1,321
Webster Financial Corp. 18,760 1,234
WesBanco, Inc. 59,085 2,085
Whitestone REIT Class B(ö) 2,107 30
Xenia Hotels & Resorts, Inc.(ö) 17,476 258
Zions Bancorp NA 17,548 1,051
183,423
Health Care - 16.0%
10X Genomics, Inc. Class A(Æ) 45,248 914
Abivax SA - ADR(Æ) 10,464 1,163
Acadia Healthcare Co., Inc.(Æ) 9,698 130
AdaptHealth Corp.(Æ) 41,895 421
Adaptive Biotechnologies Corp.(Æ) 41,571 769
ADMA Biologics, Inc.(Æ) 249,743 4,321
agilon health, Inc.(Æ)(Ð) 92,614 77
Akebia Therapeutics, Inc.(Æ) 50,512 71
Aldeyra Therapeutics, Inc.(Æ) 20,469 110
Alector, Inc.(Æ) 23,837 45
Align Technology, Inc.(Æ)(Û) 1,548 252
Alkermes PLC(Æ) 12,259 415
Amylyx Pharmaceuticals, Inc.(Æ) 19,893 284
AngioDynamics, Inc.(Æ) 11,773 122
ANI Pharmaceuticals, Inc.(Æ) 38,357 3,140
Annexon, Inc.(Æ) 125,301 782
Apogee Therapeutics, Inc.(Æ) 9,346 612
Arcellx, Inc.(Æ) 21,224 1,450
Arcturus Therapeutics Holdings, Inc.(Æ) 9,583 72
Arcus Biosciences, Inc.(Æ)(Ð) 30,563 643
Arrowhead Pharmaceuticals, Inc.(Æ) 28,136 1,951
Artivion, Inc.(Æ) 7,828 319
Arvinas, Inc.(Æ)(Ð) 14,599 195
Ascendis Pharma A/S - ADR(Æ) 5,545 1,254
Astrana Health, Inc.(Æ)(Ð) 6,832 155
Aurinia Pharmaceuticals, Inc.(Æ) 22,877 332
Avanos Medical, Inc.(Æ) 27,806 370
Aveanna Healthcare Holdings, Inc.(Æ)(Ð) 103,156 866
Avidity Biosciences, Inc.(Æ) 4,475 325
Axogen, Inc.(Æ) 7,255 253
Axsome Therapeutics, Inc.(Æ) 4,206 775
Beam Therapeutics, Inc.(Æ)(Ð) 29,563 817
Bicara Therapeutics, Inc.(Æ) 7,533 127
BioAge Labs, Inc.(Æ) 4,735 90
BioCryst Pharmaceuticals, Inc.(Æ) 45,508 299
BioLife Solutions, Inc.(Æ) 67,892 1,480
BridgeBio Pharma, Inc.(Æ) 61,341 4,740
CareDx, Inc.(Æ) 98,073 2,015
Caribou Biosciences, Inc.(Æ)(Ð) 12,625 18
Carlsmed, Inc.(Æ) 48,081 597
Celcuity, Inc.(Æ) 13,723 1,502

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CG Oncology, Inc.(Æ) 33,734 1,756
Charles River Laboratories International,
Inc.(Æ) 3,816 803
Chemed Corp. 1,302 556
Claritev Corp.(Æ) 1,557 42
Cogent Biosciences, Inc.(Æ) 66,529 2,389
CONMED Corp. 8,114 311
Crinetics Pharmaceuticals, Inc.(Æ) 17,023 850
CRISPR Therapeutics AG(Æ) 4,880 244
Cullinan Therapeutics, Inc.(Æ)(Ð) 8,637 103
Cytek Biosciences, Inc.(Æ) 179,458 897
Cytokinetics, Inc.(Æ) 25,974 1,641
Day One Biopharmaceuticals, Inc.(Æ) 9,546 107
DBV Technologies SA - ADR(Æ) 10,123 219
Definitive Healthcare Corp.(Æ) 8,416 20
Definium Therapeutics, Inc.(Æ) 16,516 279
Design Therapeutics, Inc.(Æ)(Ð) 6,132 63
Dianthus Therapeutics, Inc.(Æ) 18,791 1,003
Disc Medicine, Inc.(Æ) 4,991 386
Editas Medicine, Inc.(Æ)(Ð) 32,248 64
Enhabit, Inc.(Æ) 38,747 412
Ensign Group, Inc. (The) 3,084 529
Entrada Therapeutics, Inc.(Æ)(Ð) 3,177 36
Exelixis, Inc.(Æ)(Û) 35,210 1,456
Forte Biosciences, Inc.(Æ) 7,940 232
Fulgent Genetics, Inc.(Æ) 14,591 382
GeneDx Holdings Corp.(Æ) 7,729 744
Ginkgo Bioworks Holdings, Inc.(Æ) 6,292 56
Glaukos Corp.(Æ) 3,762 449
GoodRx Holdings, Inc. Class A(Æ) 21,709 49
Gossamer Bio, Inc.(Æ) 36,513 83
GRAIL, Inc.(Æ)(Ð) 970 95
Guardant Health, Inc.(Æ) 35,041 3,996
Guardian Pharmacy Services, Inc. Class
A(Æ) 41,831 1,263
Haemonetics Corp.(Æ) 5,452 363
Halozyme Therapeutics, Inc.(Æ)(Û) 23,723 1,701
Harrow, Inc.(Æ) 2,775 114
HealthEquity, Inc.(Æ) 17,596 1,507
Hinge Health, Inc. Class A(Æ) 1,341 47
IDEAYA Biosciences, Inc.(Æ) 20,855 671
Inhibrx Biosciences, Inc.(Æ)(Ð) 1,021 78
Innoviva, Inc.(Æ) 96,501 1,930
Inogen, Inc.(Æ) 5,275 31
Insmed, Inc.(Æ) 8,107 1,272
Integer Holdings Corp.(Æ)(Û) 6,407 557
Inventiva SACA - ADR(Æ) 35,424 218
Iovance Biotherapeutics, Inc.(Æ)(Ð) 57,785 147
iRadimed Corp. 34,740 3,400
IRhythm Holdings, Inc.(Æ) 7,060 1,091
Ironwood Pharmaceuticals, Inc. Class A(Æ) 31,768 155
Joint Corp. (The)(Æ) 87,011 851
Keros Therapeutics, Inc.(Æ) 14,690 263
Kodiak Sciences, Inc.(Æ)(Ð) 4,065 93
KORU Medical Systems, Inc.(Æ) 49,104 265
Krystal Biotech, Inc.(Æ) 6,825 1,906
Kura Oncology, Inc.(Æ) 24,102 196
Kymera Therapeutics, Inc.(Æ) 6,764 492
Lantheus Holdings, Inc.(Æ)(Ð) 8,671 580
LeMaitre Vascular, Inc. 38,755 3,293
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
LENZ Therapeutics, Inc.(Æ) 2,442 39
Ligand Pharmaceuticals, Inc. Class B(Æ) 31,358 6,024
Madrigal Pharmaceuticals, Inc.(Æ) 6,121 2,995
MannKind Corp.(Æ) 92,381 534
Maravai LifeSciences Holdings, Inc. Class
A(Æ)(Ð) 23,820 80
Maze Therapeutics, Inc.(Æ) 5,904 257
MDxHealth SA(Æ) 33,847 118
Medpace Holdings, Inc.(Æ) 2,189 1,275
MeiraGTx Holdings PLC(Æ) 5,009 38
Merit Medical Systems, Inc.(Æ) 12,394 1,005
Mineralys Therapeutics, Inc.(Æ) 32,441 1,002
Mirum Pharmaceuticals, Inc.(Æ) 22,270 2,299
Myriad Genetics, Inc.(Æ) 37,340 210
Natera, Inc.(Æ) 3,664 847
National HealthCare Corp. 4,294 615
Nektar Therapeutics(Æ) 15,688 586
Newamsterdam Pharma Co. NV(Æ) 14,805 461
Novavax, Inc.(Æ)(Ð) 8,465 75
Novocure, Ltd.(Æ) 22,791 283
Nurix Therapeutics, Inc.(Æ) 21,293 352
Nuvalent, Inc. Class A(Æ) 15,099 1,554
Ocular Therapeutix, Inc.(Æ)(Ð) 18,779 172
Omnicell, Inc.(Æ) 7,482 363
Option Care Health, Inc.(Æ) 44,360 1,508
OraSure Technologies, Inc.(Æ)(Ð) 15,410 43
ORIC Pharmaceuticals, Inc.(Æ) 43,890 450
Orthofix Medical, Inc.(Æ) 56,956 754
Oscar Health, Inc. Class A(Æ)(Ð) 36,078 518
Owlet, Inc.(Æ) 57,398 693
Park Dental Partners, Inc.(Æ) 30,767 502
Pediatrix Medical Group, Inc.(Æ) 32,308 691
Pennant Group, Inc. (The)(Æ) 75,634 2,089
Phibro Animal Health Corp. Class A(Ð) 74,903 3,007
Phreesia, Inc.(Æ) 55,074 740
Praxis Precision Medicines, Inc.(Æ) 2,700 848
Prestige Consumer Healthcare, Inc.(Æ) 5,418 349
Prothena Corp. PLC(Æ) 20,388 180
PTC Therapeutics, Inc.(Æ) 44,004 3,324
Repligen Corp.(Æ) 7,327 1,094
Revolution Medicines, Inc.(Æ) 4,001 388
Rezolute, Inc.(Æ)(Ð) 12,800 43
Rhythm Pharmaceuticals, Inc.(Æ) 17,282 1,772
Rigel Pharmaceuticals, Inc.(Æ) 13,724 478
RxSight, Inc.(Æ) 13,906 121
Sangamo Therapeutics, Inc.(Æ) 888 —
Sarepta Therapeutics, Inc.(Æ)(Ð) 15,826 322
Select Medical Holdings Corp. 36,776 553
Septerna, Inc.(Æ) 3,537 83
SI-BONE, Inc.(Æ) 10,967 182
SIGA Technologies, Inc. 7,450 50
Sionna Therapeutics, Inc.(Æ) 8,456 357
Stevanato Group SpA 57,432 895
Structure Therapeutics, Inc. - ADR(Æ) 2,749 243
Supernus Pharmaceuticals, Inc.(Æ) 18,671 899
Tandem Diabetes Care, Inc.(Æ) 27,128 540
Tarsus Pharmaceuticals, Inc.(Æ) 18,384 1,186
Teleflex, Inc. 14,136 1,475
Terns Pharmaceuticals, Inc.(Æ) 43,529 1,506
TG Therapeutics, Inc.(Æ) 19,971 588

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Travere Therapeutics, Inc.(Æ) 31,908 992
Trevi Therapeutics, Inc.(Æ) 21,555 226
Tyra Biosciences, Inc.(Æ)(Ð) 3,397 105
UFP Technologies, Inc.(Æ) 9,476 2,380
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 21,893 527
UroGen Pharma, Ltd.(Æ) 12,450 244
Vanda Pharmaceuticals, Inc.(Æ) 18,923 143
Varex Imaging Corp.(Æ) 10,593 148
Viridian Therapeutics, Inc.(Æ) 27,806 918
WaVe Life Sciences, Ltd.(Æ)(Ð) 6,371 82
Xencor, Inc.(Æ) 17,183 208
Xenon Pharmaceuticals, Inc.(Æ) 12,885 528
Xeris Biopharma Holdings, Inc.(Æ)(Ð) 62,531 460
133,625
Materials and Processing - 8.2%
AAON, Inc. 18,994 1,730
Acuity, Inc. 3,990 1,234
AdvanSix, Inc. 98,878 1,566
Albemarle Corp.(Ð) 7,911 1,350
Alcoa Corp. 4,964 282
Algoma Steel Group, Inc. 149,754 626
American Vanguard Corp.(Æ) 7,917 40
Apogee Enterprises, Inc. 59,182 2,197
Ardagh Metal Packaging SA 37,370 164
Ashland, Inc. 15,467 946
Aspen Aerogels, Inc.(Æ)(Ð) 27,836 94
Avient Corp. 46,258 1,672
Belden, Inc. 5,970 702
BrightView Holdings, Inc. 74,806 999
Caledonia Mining Corp. PLC 4,360 120
Capstone Copper Corp.(Æ) 83,350 924
Carpenter Technology Corp. 2,860 909
Celanese Corp. Class A 11,078 492
Century Aluminum Co.(Æ) 9,818 445
Clearwater Paper Corp.(Æ) 5,119 86
Codexis, Inc.(Æ)(Ð) 20,650 26
Commercial Metals Co. 26,491 2,036
Compass Minerals International, Inc.(Æ) 17,452 436
Constellium SE(Æ) 64,608 1,452
Crown Holdings, Inc.(Ð) 13,320 1,394
Fabrinet(Æ) 2,671 1,307
Ferroglobe PLC(Ð) 231,820 1,101
Gibraltar Industries, Inc.(Æ) 3,377 173
Global Industrial Co. 1,382 42
Gold.com, Inc. 5,407 280
Greif, Inc. Class A 27,478 1,941
H.B. Fuller Co. 24,045 1,445
Hudson Technologies, Inc.(Æ) 47,640 342
Huntsman Corp. 72,962 789
Ingevity Corp.(Æ) 13,100 862
Installed Building Products, Inc. 2,376 685
Insteel Industries, Inc. 12,699 421
Intrepid Potash, Inc.(Æ) 8,660 284
James Hardie Industries PLC(Æ) 28,434 654
JELD-WEN Holding, Inc.(Æ) 25,236 69
Kaiser Aluminum Corp. 9,100 1,116
Karat Packaging, Inc. 77,949 1,907
Knife River Corp.(Æ) 4,881 328
Koppers Holdings, Inc. 57,199 1,685
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kronos Worldwide, Inc. 107,958 567
Louisiana-Pacific Corp. 3,918 328
Magnera Corp.(Æ) 12,755 167
Masco Corp.(Ð) 3,895 257
Mativ Holdings, Inc. 142,031 1,711
Metallus, Inc.(Æ) 58,589 1,169
Modine Manufacturing Co.(Æ) 9,233 1,705
Myers Industries, Inc. 95,103 1,966
NWPX Infrastructure, Inc.(Æ) 13,341 900
O-I Glass, Inc.(Æ) 21,591 330
Orion SA 50,787 314
Quaker Chemical Corp. 7,134 1,097
Ranpak Holdings Corp.(Æ) 165,211 833
Rayonier Advanced Materials, Inc.(Æ)(Ð) 128,006 993
Reliance, Inc. 3,609 1,189
Resideo Technologies, Inc.(Æ) 29,633 1,015
Rush Enterprises, Inc. Class A 7,940 510
ScanSource, Inc.(Æ)(Ð) 3,336 143
Simpson Manufacturing Co., Inc. 7,014 1,240
Sonoco Products Co. 14,610 701
SPX Technologies, Inc.(Æ) 3,989 831
Stepan Co. 78,175 4,504
Taseko Mines, Ltd.(Æ) 108,844 829
thyssenkrupp AG 78,906 1,056
Timken Co. (The) 23,579 2,197
Trex Co., Inc.(Æ) 21,602 895
Watsco, Inc.(Ð) 3,652 1,411
Worthington Enterprises, Inc. 6,981 388
Worthington Steel, Inc.(Ð) 47,794 1,923
68,522
Producer Durables - 18.1%
ABM Industries, Inc. 30,025 1,382
ACCO Brands Corp. 73,585 288
ADT, Inc. 102,244 818
Albany International Corp. Class A 32,775 1,819
Allegiant Travel Co. Class A(Æ) 4,940 438
Allient, Inc. 8,949 546
AMN Healthcare Services, Inc.(Æ) 50,345 1,072
Amprius Technologies, Inc.(Æ) 44,192 550
ArcBest Corp. 14,515 1,310
Arcosa, Inc. 6,142 703
Ardmore Shipping Corp. 122,551 1,583
Argan, Inc. 15,394 5,343
Arhaus, Inc.(Æ) 12,498 127
ASGN, Inc.(Æ) 15,997 833
Astronics Corp.(Æ) 7,006 531
Barrett Business Services, Inc. 3,844 146
Bowman Consulting Group, Ltd.(Æ) 37,720 1,314
Brink's Co. (The) 4,332 550
Cardinal Infrastructure Group, Inc. Class
A(Æ) 14,686 370
Casella Waste Systems, Inc. Class A(Æ) 15,487 1,562
CECO Environmental Corp.(Æ) 18,761 1,265
Champion Homes, Inc.(Æ) 13,867 1,087
Columbus McKinnon Corp. 6,612 139
Comfort Systems USA, Inc.(Û) 1,777 2,030
Costamare, Inc. 3,168 53
Covenant Logistics Group, Inc. Class A(Ð) 110,552 2,720
Cross Country Healthcare, Inc.(Æ)(Ð) 99,325 926

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Custom Truck One Source, Inc.(Æ) 171,243 1,082
Deluxe Corp. 134,872 3,561
DHT Holdings, Inc. 56,398 808
Dorian LPG, Ltd. 24,081 711
Ducommun, Inc.(Æ) 2,356 267
Dycom Industries, Inc.(Æ) 2,080 758
EMCOR Group, Inc. 2,584 1,862
Energy Recovery, Inc.(Æ) 7,755 113
EnerSys 9,632 1,736
Ennis, Inc. 750 15
ESCO Technologies, Inc. 830 189
Federal Signal Corp. 13,411 1,450
Flowserve Corp. 17,374 1,358
Fluor Corp.(Æ)(Ð) 18,508 855
Flywire Corp.(Æ) 27,052 341
Fox Factory Holding Corp.(Æ) 14,288 263
Franklin Covey Co.(Æ)(Ð) 2,652 54
Franklin Electric Co., Inc. 4,035 402
Frontier Group Holdings, Inc.(Æ) 62,931 292
FTAI Aviation, Ltd. 2,749 749
FTI Consulting, Inc.(Æ)(Û) 5,247 917
GATX Corp. 762 139
Genco Shipping & Trading, Ltd. 21,845 457
Generac Holdings, Inc.(Æ) 1,762 296
Gorman-Rupp Co. (The) 3,588 196
Graco, Inc. 7,822 683
Great Lakes Dredge & Dock Corp.(Æ)(Ð) 42,918 643
Greenbrier Cos., Inc. (The) 33,189 1,673
GXO Logistics, Inc.(Æ) 16,971 960
Helios Technologies, Inc. 18,280 1,184
Herc Holdings, Inc. Class W 5,668 812
Hillman Solutions Corp.(Æ) 72,317 678
HNI Corp. 8,315 397
Holley, Inc.(Æ) 332,672 1,281
Hub Group, Inc. Class A 54,502 2,593
Huntington Ingalls Industries, Inc. 4,677 1,967
Hyster-Yale, Inc.(Ð) 1,492 50
I3 Verticals, Inc. Class A(Æ) 113,888 2,529
ICF International, Inc. 5,468 510
Insperity, Inc. 13,591 581
JetBlue Airways Corp.(Æ) 124,443 606
Kelly Services, Inc. Class A 9,364 101
Kennametal, Inc. 69,702 2,397
Kforce, Inc. 84,465 2,984
Knight-Swift Transportation Holdings, Inc. 25,611 1,411
Korn Ferry 6,401 445
Landstar System, Inc. 4,192 626
Limbach Holdings, Inc.(Æ) 10,958 942
Littelfuse, Inc. 3,207 1,038
Mama's Creations, Inc.(Æ) 90,949 1,373
Manitowoc Co., Inc. (The)(Æ) 65,436 845
ManpowerGroup, Inc. 9,871 359
MarketAxess Holdings, Inc. 4,137 700
Marten Transport, Ltd. 316,259 3,890
MasTec, Inc.(Æ) 6,719 1,616
Matson, Inc. 3,321 532
Maximus, Inc. 11,175 1,055
Mercury Systems, Inc.(Æ) 12,907 1,212
Mesa Laboratories, Inc.(Ð) 34,104 2,686
Microvast Holdings, Inc.(Æ) 113,770 298
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MillerKnoll, Inc. 233,999 4,699
MSC Industrial Direct Co., Inc. Class A 14,996 1,265
Mueller Industries, Inc.(Ð) 4,092 557
MYR Group, Inc.(Æ) 6,727 1,682
Nextpower, Inc. Class A(Æ)(Ð) 8,980 1,052
Nexxen International, Ltd.(Æ) 34,970 216
Orion Group Holdings, Inc.(Æ) 63,345 774
Paylocity Holding Corp.(Æ) 7,797 1,052
Payoneer Global, Inc.(Æ)(Ð) 44,118 282
Paysafe, Ltd.(Æ) 7,021 48
Perma-Pipe International Holdings, Inc.(Æ) 8,479 245
Phinia, Inc.(Ð) 21,440 1,526
Pitney Bowes, Inc. 50,579 528
Powell Industries, Inc.(Ð) 1,780 790
Primoris Services Corp. 6,205 920
Priority Technology Holdings, Inc.(Æ) 65,112 385
Proficient Auto Logistics, Inc.(Æ) 129,386 1,304
PROG Holdings, Inc. 13,003 422
Radiant Logistics, Inc.(Æ) 221,954 1,494
Ralliant Corp. 9,685 513
Regal Rexnord Corp. 4,892 790
Resources Connection, Inc. 7,027 32
Robert Half, Inc. 80,078 2,772
Ryder System, Inc.(Û) 5,206 996
Ryerson Holding Corp. 4,961 140
Saia, Inc.(Æ) 7,521 2,519
Schneider National, Inc. Class B 53,901 1,447
Scorpio Tankers, Inc. 14,585 928
Scotts Miracle-Gro Co. (The) Class A 37,543 2,411
SkyWest, Inc.(Æ) 6,466 624
Sleep Number Corp.(Æ) 6,890 80
Star Bulk Carriers Corp. 38,662 887
Sterling Infrastructure, Inc.(Æ) 8,145 2,915
StoneCo, Ltd. Class A(Æ) 44,238 714
Stoneridge, Inc.(Æ) 188,064 1,237
Strattec Security Corp.(Æ) 1,168 92
Sun Country Airlines Holdings, Inc.(Æ) 75,852 1,330
TAT Technologies, Ltd.(Æ) 37,276 1,897
Teekay Tankers, Ltd. Class A 14,870 959
Tennant Co. 24,167 1,839
Terex Corp. 6,802 388
Thermon Group Holdings, Inc.(Æ) 21,684 981
Titan Machinery, Inc.(Æ) 72,214 1,175
TopBuild Corp.(Æ) 2,869 1,343
Toro Co. (The) 15,292 1,399
TriNet Group, Inc. 7,674 470
TrueBlue, Inc.(Æ) 137,170 735
TSS, Inc.(Æ) 12,606 129
Tutor Perini Corp. 14,937 1,178
UFP Industries, Inc. 16,928 1,748
UniFirst Corp. 1,951 419
V2X, Inc.(Æ) 22,883 1,575
Vishay Precision Group, Inc.(Æ) 4,338 217
Werner Enterprises, Inc. 130,888 4,483
Willscot Holdings Corp. 22,009 441
Xerox Holdings Corp. 62,238 136
ZipRecruiter, Inc. Class A(Æ) 22,120 54
151,267
Technology - 13.7%

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
8x8, Inc.(Æ) 272,912 453
A10 Networks, Inc. 20,769 362
ACI Worldwide, Inc.(Æ) 12,960 562
ACM Research, Inc. Class A(Æ) 18,320 1,065
Alpha & Omega Semiconductor, Ltd.(Æ)(Ð) 44,194 977
Ambarella, Inc.(Æ) 14,291 915
Ambiq Micro, Inc.(Æ) 3,205 97
Amkor Technology, Inc.(Ð) 26,376 1,275
Angi, Inc.(Æ) 14,716 191
Appfolio, Inc. Class A(Æ) 5,152 978
Appian Corp. Class A(Æ) 40,453 1,129
Arteris, Inc.(Æ) 10,141 152
Asana, Inc. Class A(Æ) 32,663 335
Aviat Networks, Inc.(Æ) 11,883 259
Backblaze, Inc. Class A(Æ) 19,564 89
Bandwidth, Inc. Class A(Æ) 4,977 70
Benchmark Electronics, Inc. 11,858 618
BigBear.ai Holdings, Inc.(Æ) 13,019 66
BK Technologies Corp.(Æ) 5,385 411
Blend Labs, Inc. Class A(Æ) 102,428 244
Box, Inc. Class A(Æ) 17,862 453
Bumble, Inc. Class A(Æ)(Ð) 38,940 130
C3.ai, Inc. Class A(Æ)(Ð) 43,155 475
Calix, Inc.(Æ) 23,436 1,047
Cargurus, Inc.(Æ)(Û) 9,968 323
Cars.com, Inc.(Æ) 49,343 561
Cerence, Inc.(Æ) 30,301 343
Chime Financial, Inc. Class A(Æ) 26,586 676
Ciena Corp.(Æ) 3,620 912
Cirrus Logic, Inc.(Æ) 9,192 1,198
Clear Secure, Inc. Class A 40,090 1,308
Clearfield, Inc.(Æ) 7,873 234
Commerce.com, Inc.(Æ) 21,073 66
CommVault Systems, Inc.(Æ) 4,323 370
Conduent, Inc.(Æ) 20,119 28
Consensus Cloud Solutions, Inc. Class
W(Æ) 72,192 1,542
Crane NXT Co. 19,605 990
Credo Technology Group Holding, Ltd.(Æ)
(Ð) 13,378 1,676
Cricut, Inc. Class A(Ð) 8,591 38
CSG Systems International, Inc. 5,560 443
Digital Turbine, Inc.(Æ) 59,538 311
DigitalOcean Holdings, Inc.(Æ) 35,519 1,962
Diodes, Inc.(Æ) 14,210 841
DocuSign, Inc.(Æ) 1,245 65
Domo, Inc. Class B(Æ)(Ð) 12,074 71
Dropbox, Inc. Class A(Æ) 38,087 970
D-Wave Quantum, Inc.(Æ) 52,774 1,120
eGain Corp.(Æ) 100 1
ePlus, Inc. 6,320 542
Etsy, Inc.(Æ)(Ð) 18,334 971
EverQuote, Inc. Class A(Æ) 13,938 316
Evolent Health, Inc. Class A(Æ)(Ð) 30,798 99
Evolv Technologies Holdings, Inc.(Æ) 68,328 423
Extreme Networks, Inc.(Æ) 43,940 641
FormFactor, Inc.(Æ) 9,841 694
Frequency Electronics, Inc.(Æ) 4,436 233
GCI Liberty, Inc. Class C(Æ) 40,916 1,513
Graham Corp.(Æ) 13,083 915
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Grindr, Inc.(Æ) 10,780 122
Guidewire Software, Inc.(Æ) 5,403 761
Harmonic, Inc.(Æ) 27,592 268
Ibotta, Inc. Class A(Æ)(Ð) 4,736 98
Ichor Holdings, Ltd.(Æ) 17,982 546
IDT Corp. Class B(Û) 3,540 172
Ingram Micro Holding Corp. 8,200 173
Insight Enterprises, Inc.(Æ)(Ð) 5,580 469
IonQ, Inc.(Æ) 25,820 1,032
Ituran Location and Control, Ltd. 20,941 935
JFrog, Ltd.(Æ) 21,392 1,172
Kaltura, Inc.(Æ) 442,611 721
KBR, Inc.(Ð) 17,439 747
Kimball Electronics, Inc.(Æ) 15,675 474
Kulicke & Soffa Industries, Inc. 9,793 561
Lantronix, Inc.(Æ) 6,100 41
LightPath Technologies, Inc. Class A(Æ) 78,914 822
Lumentum Holdings, Inc. Class E(Æ) 5,743 2,250
Lyft, Inc. Class A(Æ) 55,563 937
MACOM Technology Solutions Holdings,
Inc.(Æ) 6,740 1,476
Manhattan Associates, Inc.(Æ) 6,600 997
Maplebear, Inc.(Æ)(Û) 31,186 1,159
Marqeta, Inc. Class A(Æ) 148,595 614
Match Group, Inc.(Û) 39,096 1,218
MediaAlpha, Inc. Class A(Æ) 8,882 91
Napco Security Technologies, Inc. 48,039 1,772
nCino, Inc.(Æ) 113,024 2,413
NCR Voyix Corp.(Æ) 150,106 1,489
NETGEAR, Inc.(Æ) 21,480 449
Nextdoor Holdings, Inc.(Æ) 28,578 56
nLight, Inc.(Æ) 7,431 339
Nutanix, Inc. Class A(Æ) 26,760 1,052
Nutex Health, Inc.(Æ) 2,398 357
NVE Corp. 32,860 2,218
Oddity Tech, Ltd. Class A(Æ) 41,045 1,348
OneSpan, Inc. 145,345 1,712
Onto Innovation, Inc.(Æ) 3,968 802
Ooma, Inc.(Æ) 47,711 561
PagerDuty, Inc.(Æ)(Ð) 20,814 221
PDF Solutions, Inc.(Æ) 148,392 4,726
Pegasystems, Inc. 75,941 3,318
Photronics, Inc.(Æ) 18,337 634
Planet Labs PBC(Æ) 72,968 1,822
Plexus Corp.(Æ) 2,871 572
Porch Group, Inc.(Æ) 50,841 401
Power Integrations, Inc. 4,115 189
PubMatic, Inc. Class A(Æ) 9,746 71
Qualys, Inc.(Æ) 3,234 427
Quantum Computing, Inc.(Æ) 9,713 90
Rackspace Technology, Inc.(Æ) 21,747 13
Radcom, Ltd.(Æ) 47,173 592
Rambus, Inc.(Æ) 19,914 2,267
Rapid7, Inc.(Æ) 31,597 377
Red Violet, Inc.(Æ) 29,196 1,328
Ribbon Communications, Inc.(Æ) 13,382 35
RingCentral, Inc. Class A(Ð) 29,181 755
Roku, Inc.(Æ)(Û) 12,622 1,202
Sandisk Corp.(Æ)(Û) 2,087 1,203
Sanmina Corp.(Æ) 6,418 909

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Semtech Corp.(Æ) 21,657 1,727
SentinelOne, Inc. Class A(Æ)(Ð) 57,539 804
Silicon Laboratories, Inc.(Æ)(Ð) 8,510 1,212
Silicon Motion Technology Corp. - ADR 15,100 1,796
SiTime Corp.(Æ) 7,802 2,833
Sonos, Inc.(Æ) 39,450 566
SPS Commerce, Inc.(Æ) 3,465 309
TD SYNNEX Corp. 5,623 892
Telos Corp.(Æ) 8,532 47
Teradata Corp.(Æ)(Ð) 62,298 1,777
Tower Semiconductor, Ltd.(Æ) 3,103 418
TTEC Holdings, Inc.(Æ) 39,534 126
Ultra Clean Holdings, Inc.(Æ) 35,082 1,532
Unisys Corp.(Æ) 17,305 46
Universal Display Corp. 11,376 1,306
Upland Software, Inc.(Æ) 83,276 111
Varonis Systems, Inc.(Æ) 24,375 727
Veeco Instruments, Inc.(Æ) 22,499 703
Vertex, Inc. Class A(Æ) 4,954 92
Viavi Solutions, Inc. Class W(Æ) 39,383 963
Vishay Intertechnology, Inc. 159,166 3,207
Vistance Networks, Inc.(Æ) 74,311 1,338
VTEX Class A(Æ) 310,051 974
Weave Communications, Inc.(Æ) 16,853 110
Workiva, Inc.(Æ) 29,204 2,249
Xperi, Inc.(Æ)(Ð) 8,493 48
Yelp, Inc. Class A(Æ)(Ð) 6,949 190
Zeta Global Holdings Corp. Class A(Æ) 31,996 594
115,022
Utilities - 2.6%
Allot, Ltd.(Æ) 32,253 317
Artesian Resources Corp. Class A 22,615 754
BKV Corp.(Æ)(Ð) 51,214 1,524
Black Hills Corp. 11,772 859
California Resources Corp. 7,789 417
Chesapeake Utilities Corp. 6,079 782
CNX Resources Corp.(Æ) 13,980 542
Comstock Resources, Inc.(Æ)(Ð) 2,492 61
Excelerate Energy, Inc. Class A 91,340 3,412
Genie Energy, Ltd. Class B 17,091 235
Golar LNG, Ltd. 13,033 529
Granite Ridge Resources, Inc. 6,413 32
Gulfport Energy Corp.(Æ) 2,763 564
IDACORP, Inc. 9,522 1,264
Infinity Natural Resources, Inc. Class A(Æ) 71,416 1,134
New Jersey Resources Corp. 7,557 374
Northern Oil and Gas, Inc. 48,393 1,210
ONE Gas, Inc. 11,190 890
Permian Resources Corp. Class A 63,763 1,029
Portland General Electric Co. 15,329 770
RGC Resources, Inc. 33,163 720
Riley Exploration Permian, Inc. 10,863 305
Southwest Gas Holdings, Inc. 4,693 389
Spire, Inc. 17,567 1,484
Telephone and Data Systems, Inc. 9,850 445
Unitil Corp. 26,945 1,372
21,414
Total Common Stocks
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(cost $696,085) 820,781
Warrants and Rights - 0.0%
Akero Therapeutics, Inc.(Æ)(Š) 1,939
1
Rights
Contra Inhibrx, Inc.(Æ)(Š) 21,895
14
Rights
Resolute Forest Products, Inc.(Æ)(Š) 33,567
48
Rights
Total Warrants and Rights
(cost $63) 63
Short-Term Investments - 5.1%
U.S. Cash Management Fund(@) 42,626,251 (∞) 42,618
Total Short-Term Investments
(cost $42,618) 42,618
Total Investments - 103.2%
(identified cost $738,766) 863,462
Securities Sold Short - (3.4)%
Consumer Discretionary - (0.4)%
Avis Budget Group, Inc.(Æ) (3,689) (424)
Dave & Buster's Entertainment, Inc.(Æ) (6,300) (118)
Dutch Bros, Inc. Class A(Æ) (7,646) (416)
Jack in the Box, Inc. (7,996) (168)
Joby Aviation, Inc.(Æ) (35,491) (375)
Leggett & Platt, Inc. (43,291) (505)
LGI Homes, Inc.(Æ) (3,753) (188)
Lincoln Educational Services Corp.(Æ) (4,275) (114)
Optimum Communications, Inc. Class A(Æ) (38,666) (59)
SEACOR Marine Holdings, Inc.(Æ) (1,082) (7)
Sirius Xm Holdings, Inc. (24,181) (492)
Strata Critical Medical, Inc.(Æ) (18,867) (92)
TechTarget Inc.(Æ) (12,475) (66)
Unusual Machines, Inc.(Æ) (1,508) (21)
(3,045)
Consumer Staples - (0.1)%
Cadiz, Inc.(Æ) (12,457) (70)
Energizer Holdings, Inc. (15,681) (343)
Grocery Outlet Holding Corp.(Æ) (15,446) (147)
Quanex Building Products Corp. (9,892) (185)
Westrock Coffee Co.(Æ) (13,012) (63)
(808)
Energy - (0.3)%
American Resources Corp.(Æ) (6,709) (21)
ASP Isotopes, Inc.(Æ) (7,231) (46)
Atlas Energy Solutions, Inc. (1,358) (16)
Core Laboratories, Inc. (9,839) (192)
Core Natural Resources, Inc. (5,575) (532)
Flotek Industries, Inc.(Æ) (4,439) (77)
Hallador Energy Co.(Æ) (5,840) (108)
Innovex International, Inc.(Æ) (8,264) (206)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NextNRG, Inc.(Æ) (11,994) (11)
Solaris Energy Infrastructure, Inc. Class A (3,681) (203)
Uranium Energy Corp.(Æ) (32,355) (558)
Viper Energy, Inc. Class A (12,644) (535)
(2,505)
Financial Services - (0.5)%
AGNC Investment Corp.(ö) (19,045) (217)
Atlantic Union Bankshares Corp. (11,883) (462)
Burke & Herbert Financial Services Corp. (1,483) (97)
Cipher Mining, Inc.(Æ) (3,237) (52)
Cleanspark, Inc.(Æ) (735) (9)
Erie Indemnity Co. Class A (598) (169)
Flagstar Bank NA (36,849) (487)
FTAI Infrastructure, Inc. (36,631) (213)
Glacier Bancorp, Inc. (4,958) (251)
Global Net Lease, Inc.(ö) (28,266) (267)
Hudson Pacific Properties, Inc.(Æ)(ö) (15,720) (136)
Old National Bancorp (20,958) (512)
OppFi, Inc. (5,557) (53)
Ready Capital Corp.(ö) (12,826) (27)
Rithm Property Trust, Inc.(ö) (181) (3)
Shift4 Payments, Inc. Class A(Æ) (3,739) (221)
Spire Global, Inc.(Æ) (5,672) (65)
Sunrise Realty Trust, Inc.(ö) (1,559) (15)
TIC Solutions, Inc.(Æ) (46,664) (471)
UWM Holdings Corp. (70,008) (344)
(4,071)
Health Care - (0.7)%
4D Molecular Therapeutics, Inc.(Æ) (4,135) (37)
Abeona Therapeutics, Inc.(Æ) (18,567) (94)
Acadia Healthcare Co., Inc.(Æ) (33,483) (450)
Achieve Life Sciences, Inc.(Æ) (9,128) (38)
AdaptHealth Corp.(Æ) (24,676) (248)
Adicet Bio, Inc.(Æ) (3,000) (24)
ARS Pharmaceuticals, Inc.(Æ) (13,376) (134)
aTyr Pharma, Inc.(Æ) (17,028) (15)
Aura Biosciences, Inc.(Æ) (5,564) (31)
CG Oncology, Inc.(Æ) (13,072) (680)
Community Health Systems, Inc.(Æ) (28,715) (92)
Corbus Pharmaceuticals Holdings, Inc.(Æ) (4,388) (36)
CorMedix, Inc.(Æ) (13,800) (107)
ETON Pharmaceuticals, Inc.(Æ) (9,010) (135)
Forte Biosciences, Inc.(Æ) (1,424) (42)
Geron Corp.(Æ) (155,130) (213)
Globus Medical, Inc. Class A(Æ) (2,103) (191)
Jade Biosciences, Inc. (3,449) (54)
Joint Corp. (The)(Æ) (1,000) (10)
KalVista Pharmaceuticals, Inc.(Æ) (20,547) (321)
Lifecore Biomedical, Inc.(Æ) (4,628) (40)
MapLight Therapeutics, Inc.(Æ) (2,500) (44)
Palisade Bio, Inc.(Æ) (26,238) (39)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pennant Group, Inc. (The)(Æ) (4,090) (113)
Precigen, Inc.(Æ) (39,585) (178)
PROCEPT BioRobotics Corp.(Æ) (6,058) (175)
QuidelOrtho Corp.(Æ) (11,626) (316)
RadNet, Inc.(Æ) (6,957) (488)
Revolution Medicines, Inc.(Æ) (5,593) (542)
Solid Biosciences Inc.(Æ) (10,057) (65)
Standard BioTools, Inc.(Æ) (11,994) (17)
Surgery Partners, Inc.(Æ) (14,924) (222)
Tectonic Therapeutic, Inc.(Æ) (124) (2)
UFP Technologies, Inc.(Æ) (1,081) (271)
Vaxcyte, Inc.(Æ) (11,364) (609)
Verastem, Inc.(Æ) (8,973) (55)
(6,128)
Materials and Processing - (0.1)%
Airjoule Technologies Corp.(Æ) (4,620) (15)
Cleveland-Cliffs, Inc.(Æ) (38,269) (527)
Dakota Gold Corp.(Æ) (23,944) (143)
Interface, Inc. Class A (3,218) (101)
Ivanhoe Electric, Inc.(Æ) (17,477) (299)
(1,085)
Producer Durables - (0.8)%
AeroVironment, Inc.(Æ) (1,744) (486)
Amprius Technologies, Inc.(Æ) (30,006) (373)
Casella Waste Systems, Inc. Class A(Æ) (4,938) (498)
CBIZ, Inc.(Æ) (1,827) (72)
Construction Partners, Inc. Class A(Æ) (3,414) (375)
CoreCivic, Inc.(Æ) (10,865) (201)
Dorman Products, Inc.(Æ) (889) (110)
First Advantage Corp.(Æ) (15,861) (214)
Forward Air Corp.(Æ) (1,897) (53)
GEO Group, Inc. (The)(Æ) (21,302) (340)
I3 Verticals, Inc. Class A(Æ) (4,980) (111)
indie Semiconductor, Inc. Class A(Æ) (94,677) (388)
JBT Marel Corp. (3,272) (515)
Kadant, Inc. (1,204) (387)
Mirion Technologies, Inc.(Æ) (21,392) (531)
NET Power, Inc.(Æ) (31,244) (74)
NuScale Power Corp.(Æ) (22,285) (390)
Proficient Auto Logistics, Inc.(Æ) (1,107) (11)
Red Cat Holdings, Inc.(Æ) (3,280) (44)
Sabre Corp.(Æ) (65,171) (85)
Standex International Corp. (1,850) (444)
Uniti Group, Inc.(Æ) (35,180) (293)
Willscot Holdings Corp. (22,522) (451)
(6,446)
Technology - (0.4)%
Applied Optoelectronics, Inc.(Æ) (2,491) (109)
BlackSky Technology, Inc.(Æ) (7,166) (158)
Concentrix Corp. (12,356) (461)
Crane NXT Co. (7,397) (374)
Evolv Technologies Holdings, Inc.(Æ) (27,899) (173)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Figure Technology Solutions, Inc. Class
A(Æ) (317) (18)
Five9, Inc.(Æ) (17,752) (313)
Immersion Corp. (11,091) (74)
Impinj, Inc.(Æ) (2,134) (295)
KULR Technology Group, Inc.(Æ) (9,242) (33)
Lattice Semiconductor Corp.(Æ) (6,802) (548)
NextNav, Inc.(Æ) (17,299) (248)
PAR Technology Corp.(Æ) (7,683) (201)
Photronics, Inc.(Æ) (9,477) (328)
Powerfleet, Inc.(Æ) (36,762) (188)
Sanmina Corp.(Æ) (1,688) (239)
(3,760)
Utilities - (0.1)%
Gogo, Inc.(Æ) (24,123) (111)
Kosmos Energy, Ltd.(Æ) (117,037) (185)
NextDecade Corp.(Æ) (27,971) (148)
Otter Tail Corp. (735) (65)
Prairie Operating Co.(Æ) (10,855) (20)
Shenandoah Telecommunications Co. (4,690) (56)
UGI Corp. (3,851) (154)
(739)
Total Securities Sold Short
(proceeds $26,919) (28,587)
Other Assets and Liabilities,
Net - 0.2%
1,317
Net Assets - 100.0%
836,192

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 U.S. Small Cap Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 306 USD 40,156 03/26 898
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 898
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 88,694 $ — $ —
$ —
$ 88,694
Consumer Staples 18,326 — —
—
18,326
Energy 40,488 — —
—
40,488
Financial Services 183,423 — —
—
183,423
Health Care 133,625 — —
—
133,625
Materials and Processing 68,522 — —
—
68,522
Producer Durables 151,267 — —
—
151,267
Technology 115,022 — —
—
115,022
Utilities 21,414 — —
—
21,414
Warrants and Rights — — 63 — 63
Short-Term Investments — — — 42,618 42,618
Total Investments
820,781 — 63 42,618 863,462
Securities Sold Short
*
(28,587) — — — (28,587)
Other Financial Instruments
Assets
Futures Contracts 898 — — — 898
Total Other Financial Instruments
**
$ 898 $ — $ — $ — $ 898
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 45
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 23,862 $ 307,173 $ 288,415 $ — $ (2) $ 42,618 $ 427 $ —

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.9%
Australia - 5.2%
ANZ Group Holdings, Ltd. 15,735 402
APA Group 16,662 103
Aristocrat Leisure, Ltd. 4,516 168
ASX, Ltd. 4,800 191
BHP Group, Ltd. 32,116 1,111
Brambles, Ltd. 23,099 361
CAR Group, Ltd. 4,591 88
Cochlear, Ltd. 769 144
Coles Group, Ltd. 19,890 295
Commonwealth Bank of Australia 7,108 739
CSL, Ltd. 794 100
Evolution Mining, Ltd. 34,070 321
Fortescue, Ltd. 20,373 298
Goodman Group(ö) 6,124 130
Insurance Australia Group, Ltd. 43,325 229
Lynas Rare Earths, Ltd.(Æ) 13,702 140
Medibank Pvt , Ltd. 66,813 215
National Australia Bank, Ltd. 21,238 642
Northern Star Resources, Ltd. 19,693 369
Origin Energy, Ltd. 10,498 86
Pro Medicus , Ltd. 1,235 158
QBE Insurance Group, Ltd. 28,383 391
REA Group, Ltd. 616 81
Rio Tinto PLC 12,916 1,175
Rio Tinto, Ltd. 3,670 387
Santos, Ltd. 30,017 147
Sigma Healthcare, Ltd. 41,654 89
Sonic Healthcare, Ltd. 6,141 98
Stockland(ö) 20,666 77
Suncorp Group, Ltd. 15,025 178
Telstra Group, Ltd. 59,379 201
Wesfarmers, Ltd. 7,331 424
Westpac Banking Corp. 16,711 452
WiseTech Global, Ltd. 2,321 94
Woodside Energy Group, Ltd. 14,585 257
Woolworths Group, Ltd. 7,775 168
10,509
Austria - 0.3%
Erste Group Bank AG 3,343 434
OMV AG 2,375 141
Raiffeisen Bank International AG 2,351 120
695
Belgium - 0.8%
Ageas SA 1,971 140
Anheuser-Busch InBev SA 5,179 371
KBC Group NV 3,619 513
UCB SA 1,788 541
1,565
Brazil - 0.3%
Wheaton Precious Metals Corp. 2,520 332
Yara International ASA 4,784 220
552
Burkina Faso - 0.1%
Endeavour Mining PLC 4,583 255
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canada - 10.4%
Agnico Eagle Mines, Ltd. 3,496 665
Alamos Gold, Inc. Class A 3,086 114
Alimentation Couche-Tard, Inc. 5,899 307
ARC Resources, Ltd. 11,006 204
AtkinsRealis Group, Inc. 2,719 191
Bank of Montreal 8,498 1,157
Bank of Nova Scotia (The) 9,482 709
Barrick Mining Corp. 9,380 429
Bombardier, Inc. Class B(Æ) 1,027 175
Brookfield Asset Management, Ltd. Class
A 6,902 343
Cameco Corp. 5,733 709
Canadian Imperial Bank of Commerce 6,927 640
Canadian National Railway Co. 2,666 256
Canadian Natural Resources, Ltd. 10,681 397
Canadian Pacific Kansas City, Ltd. 2,624 195
Canadian Tire Corp., Ltd. Class A 876 108
CCL Industries, Inc. Class B 3,171 191
Celestica, Inc.(Æ) 1,215 341
Cenovus Energy, Inc. 30,933 610
CGI, Inc. 5,044 432
Constellation Software, Inc. 140 258
Descartes System Group, Inc. (The)(Æ) 1,226 92
Dollarama , Inc. 1,695 228
Emera , Inc. 5,221 259
Empire Co., Ltd. Class A 3,198 104
Enbridge, Inc. 8,380 409
Fairfax Financial Holdings, Ltd. 272 449
Fortis, Inc. 1,958 104
Franco-Nevada Corp. Class T 1,147 268
George Weston, Ltd. 1,454 101
Gildan Activewear , Inc. Class A 1,378 90
Great-West Lifeco , Inc. 7,365 345
iA Financial Corp., Inc. 3,077 378
IGM Financial, Inc. 1,879 91
Imperial Oil, Ltd. 4,460 451
Intact Financial Corp. 1,464 267
Kinross Gold Corp. 16,181 510
Loblaw Cos., Ltd. 6,213 280
Lundin Gold, Inc. 1,884 141
Magna International, Inc. Class A 4,606 235
Manulife Financial Corp. 10,357 395
Metro, Inc. Class A 1,617 107
National Bank of Canada 2,053 245
Nutrien , Ltd. 8,218 566
Open Text Corp. 8,087 207
Pan American Silver Corp. 4,633 252
Pembina Pipeline Corp. 3,275 136
Power Corp. of Canada 7,892 398
Rogers Communications, Inc. Class B 6,485 245
Royal Bank of Canada 9,933 1,654
Saputo, Inc. 5,123 155
Shopify, Inc. Class A(Æ) 7,355 965
Stantec , Inc. 1,411 140
Sun Life Financial, Inc. 6,950 438
Suncor Energy, Inc. 11,643 615
TC Energy Corp. 1,569 92
TFI International, Inc. 1,652 178
Thomson Reuters Corp. 1,403 155

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TMX Group, Ltd. 2,214 82
Toromont Industries, Ltd. 1,241 158
Tourmaline Oil Corp. 4,655 220
Whitecap Resources, Inc. 21,452 196
20,832
Chile - 0.2%
Antofagasta PLC 8,673 430
China - 0.6%
BOC Hong Kong Holdings, Ltd. 65,000 342
Prosus NV(Æ) 6,494 372
SITC International Holdings Co., Ltd. 31,000 115
Wilmar International, Ltd. 39,900 107
Yangzijiang Shipbuilding Holdings, Ltd. 76,500 201
1,137
Denmark - 1.1%
Coloplast A/S Class B 1,425 122
Danske Bank A/S 4,556 233
DSV A/S 353 99
Genmab A/S(Æ) 1,123 366
Novo Nordisk A/S Class B 15,659 928
Novonesis ( Novozymes ) B Class B 3,157 193
Pandora A/S 791 64
Rockwool A/S Class B 2,928 99
Tryg A/S 2,309 56
Vestas Wind Systems A/S 3,885 119
2,279
Finland - 1.2%
Elisa Oyj 2,474 110
Kone Oyj Class B 3,566 256
Metso Oyj 7,421 146
Neste Oyj 5,066 130
Nordea Bank Abp 24,895 480
Orion Oyj Class B 2,047 169
Sampo Oyj Class A 53,474 596
UPM- Kymmene Oyj 5,231 145
Wartsila Oyj Abp Class B 10,359 420
2,452
France - 7.0%
Air Liquide SA Class A 2,836 531
Airbus SE 3,368 768
AXA SA 8,803 402
bioMerieux 874 101
BNP Paribas SA 4,860 522
Bouygues SA 5,643 305
Bureau Veritas SA 5,295 170
Capgemini SE 2,678 417
Carrefour SA 14,880 245
Cie de Saint-Gobain SA 3,775 374
Cie Generale des Etablissements Michelin
SCA 20,250 753
Covivio SA(ö) 1,907 122
Credit Agricole SA 13,442 291
Danone SA 3,527 275
Dassault Systemes SE 3,409 94
Eiffage SA 1,673 248
Engie SA 19,859 592
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EssilorLuxottica SA 1,095 335
FDJ UNITED 4,572 121
Hermes International SCA 145 347
Ipsen SA 621 102
Kering SA 444 138
Klepierre SA(ö) 4,295 165
Legrand SA 1,766 282
L'Oreal SA 1,070 492
LVMH Moet Hennessy Louis Vuitton SE 1,260 814
Orange SA 20,029 373
Pernod Ricard SA 4,571 406
Publicis Groupe SA 4,302 429
Rexel SA Class H 4,141 174
Safran SA 1,646 586
Societe Generale SA 6,551 573
Sodexo SA 1,309 67
Thales SA 534 162
TotalEnergies SE 15,272 1,111
Unibail - Rodamco -Westfield(ö) 1,312 145
Veolia Environnement SA 6,151 230
Vinci SA 4,636 667
13,929
Germany - 7.4%
adidas AG 630 111
Allianz SE 3,293 1,453
Bayer AG 13,744 726
Bayerische Motoren Werke AG 3,886 403
Beiersdorf AG 1,230 147
Brenntag SE 3,130 191
Commerzbank AG 9,162 377
Daimler Truck Holding AG 7,151 347
Deutsche Bank AG 13,564 535
Deutsche Boerse AG 978 247
Deutsche Lufthansa AG 21,511 222
Deutsche Post AG 10,335 580
Deutsche Telekom AG 26,289 878
E.ON SE 13,299 282
Fresenius Medical Care AG 4,777 214
Fresenius SE & Co. KGaA 3,462 194
GEA Group AG 4,372 313
Hannover Rueck SE 1,458 413
Heidelberg Materials AG 1,369 375
Hensoldt AG 1,054 104
Hochtief AG 373 157
Infineon Technologies AG 6,700 331
Knorr- Bremse AG 542 63
LEG Immobilien SE 1,745 126
Mercedes-Benz Group AG 6,076 416
Merck KGaA 829 123
MTU Aero Engines AG 562 250
Muenchener Rueckversicherungs-
Gesellschaft AG 1,005 610
Nemetschek SE 946 83
Rheinmetall AG 325 686
RWE AG 1,572 100
SAP SE 7,207 1,457
Scout24 SE(Þ) 1,097 109
Siemens AG 3,663 1,113
Siemens Energy AG 3,779 647

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Siemens Healthineers AG(Þ) 1,647 82
Symrise AG 1,180 99
Talanx AG 1,214 154
Zalando SE(Æ)(Þ) 3,626 105
14,823
Hong Kong - 2.3%
AIA Group, Ltd. 31,137 360
CK Asset Holdings, Ltd. 48,330 284
CK Infrastructure Holdings, Ltd. 13,501 111
Futu Holdings, Ltd. - ADR(Æ) 2,052 334
HKT Trust & HKT, Ltd. 67,075 100
Hong Kong & China Gas Co., Ltd. 91,000 86
Hong Kong Exchanges & Clearing, Ltd. 20,616 1,135
Melco Resorts & Entertainment, Ltd.
(Æ)(Š) 8,400 17
MTR Corp., Ltd. 29,000 129
Power Assets Holdings, Ltd. 21,000 163
Prudential PLC 60,916 997
Sino Land Co., Ltd. 76,000 115
Sun Hung Kai Properties, Ltd. 19,071 308
Techtronic Industries Co., Ltd. 22,848 313
WH Group, Ltd.(Þ) 208,289 245
4,697
Indonesia - 0.1%
Jardine Matheson Holdings, Ltd. 2,200 159
Ireland - 0.4%
AerCap Holdings NV 2,276 327
AIB Group PLC 18,096 204
Bank of Ireland Group PLC 9,157 186
Kingspan Group PLC 1,819 159
876
Israel - 1.6%
Bank Hapoalim BM 23,906 593
Bank Leumi Le-Israel BM 25,312 610
Check Point Software Technologies, Ltd.
(Æ) 1,392 250
Elbit Systems, Ltd. 395 280
ICL Group, Ltd. 23,712 129
Israel Discount Bank, Ltd. Class A 28,462 336
Mizrahi Tefahot Bank, Ltd. 4,115 323
Nice, Ltd.(Æ) 798 85
Nova, Ltd.(Æ) 707 350
Teva Pharmaceutical Industries, Ltd.
- ADR 6,908 235
3,191
Italy - 3.0%
Banca Mediolanum SpA 6,929 162
Banca Monte dei Paschi di Siena SpA 13,835 143
Banco BPM SpA 11,101 166
BPER Banca SpA 19,684 277
Coca-Cola HBC AG(Æ) 5,248 284
Enel SpA 40,190 444
Eni SpA 25,736 526
FinecoBank Banca Fineco SpA 3,967 105
Generali 11,267 461
Intesa Sanpaolo SpA 70,238 497
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Leonardo SpA 3,875 258
Moncler SpA 1,638 95
Poste Italiane SpA 8,573 226
Prysmian SpA 3,940 469
Recordati Industria Chimica e
Farmaceutica SpA 1,597 88
Ryanair Holdings PLC 16,190 550
Snam SpA 16,693 115
Telecom Italia SpA (Æ) 158,523 107
Terna - Rete Elettrica Nazionale 14,229 154
UniCredit SpA 8,979 782
Unipol Assicurazioni SpA 5,740 128
6,037
Japan - 19.3%
Advantest Corp. 5,400 886
Aeon Co., Ltd. 14,800 202
Aisin Corp. 12,200 218
Ajinomoto Co., Inc. 12,600 287
Asahi Group Holdings, Ltd. 22,800 238
Asahi Kasei Corp. 15,900 154
Asics Corp. 10,300 249
Astellas Pharma, Inc. 23,500 326
Bandai Namco Holdings, Inc. 8,800 228
Bridgestone Corp. 26,500 597
Canon, Inc. 24,300 736
Capcom Co., Ltd. 6,200 152
Central Japan Railway Co. 11,400 317
Chiba Bank, Ltd. (The) 12,600 170
Chubu Electric Power Co., Inc. 13,100 191
Chugai Pharmaceutical Co., Ltd. 3,600 205
Dai Nippon Printing Co., Ltd. 7,700 138
Daifuku Co., Ltd. 2,400 86
Dai-ichi Life Holdings, Inc. 25,500 223
Daiichi Sankyo Co., Ltd. 8,600 158
Daikin Industries, Ltd. 1,500 181
Daito Trust Construction Co., Ltd. 5,500 112
Daiwa House Industry Co., Ltd. 9,000 306
Daiwa Securities Group, Inc. 27,300 266
Denso Corp. 16,500 229
Disco Corp. 1,000 427
East Japan Railway Co. 8,400 211
Ebara Corp. 4,300 130
ENEOS Holdings, Inc. 51,000 433
Fast Retailing Co., Ltd. 800 303
Fuji Electric Co., Ltd. 3,200 228
FUJIFILM Holdings Corp. 9,300 186
Fujikura, Ltd. 3,800 482
Fujitsu, Ltd. 20,100 558
Hankyu Hanshin Holdings, Inc. 3,400 95
Hitachi, Ltd. 25,100 871
Honda Motor Co., Ltd. 23,400 236
Hoya Corp. 1,500 252
Idemitsu Kosan Co., Ltd. 13,700 117
IHI Corp. 6,300 146
Inpex Corp. 15,600 350
Isuzu Motors, Ltd. 7,100 114
ITOCHU Corp. 30,500 389
Japan Airlines Co., Ltd. 5,000 95
Japan Exchange Group, Inc. 21,100 230

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Post Bank Co., Ltd. Class A 21,200 376
Japan Post Holdings Co., Ltd. 22,800 274
Japan Post Insurance Co., Ltd. Class A 5,000 154
Japan Tobacco, Inc. 6,600 236
JFE Holdings, Inc. 10,300 139
Kajima Corp. 8,200 334
Kansai Electric Power Co., Inc. (The) 9,100 146
Kao Corp. 4,500 180
KDDI Corp. 15,100 255
Keyence Corp. 1,000 365
Kioxia Holdings Corp.(Æ) 2,600 361
Kirin Holdings Co., Ltd. 5,800 90
Komatsu, Ltd. 6,300 242
Konami Group Corp. 1,500 218
Kubota Corp. 13,200 202
Kyocera Corp. 19,800 296
Lasertec Corp. 500 118
LY Corp. 29,500 76
M3, Inc. 9,400 117
Makita Corp. 2,900 101
Marubeni Corp. 15,600 517
MatsukiyoCocokara & Co. 5,800 93
Mitsubishi Chemical Group Corp. 21,100 139
Mitsubishi Corp. 16,800 445
Mitsubishi Electric Corp. 18,200 570
Mitsubishi Estate Co., Ltd. 8,000 204
Mitsubishi HC Capital, Inc. 14,200 124
Mitsubishi Heavy Industries, Ltd. 14,200 416
Mitsubishi UFJ Financial Group, Inc. 67,400 1,219
Mitsui & Co., Ltd. 13,500 440
Mitsui Fudosan Co., Ltd. 25,700 295
Mitsui OSK Lines, Ltd. 3,300 103
Mizuho Financial Group, Inc. 13,600 597
MonotaRO Co., Ltd. 5,700 77
MS&AD Insurance Group Holdings, Inc. 14,000 356
Murata Manufacturing Co., Ltd. 12,100 246
NEC Corp. 10,700 360
Nexon Co., Ltd. 3,700 88
Nidec Corp. 12,800 183
Nintendo Co., Ltd. 6,100 381
Nippon Steel Corp. 52,900 220
Nippon Yusen 3,900 128
Nitto Denko Corp. 12,300 273
Nomura Holdings, Inc. 31,600 289
Nomura Research Institute, Ltd. 2,400 73
NTT, Inc. 395,050 396
Obayashi Corp. 4,800 108
Obic Co., Ltd. 4,400 122
Olympus Corp. 7,100 85
Oriental Land Co., Ltd. 5,500 96
ORIX Corp. 18,800 572
Osaka Gas Co., Ltd. 8,700 327
Otsuka Corp. 2,400 48
Otsuka Holdings Co., Ltd. 2,700 162
Panasonic Holdings Corp. 21,900 302
Recruit Holdings Co., Ltd. 7,100 376
Resona Holdings, Inc. 25,800 298
Ryohin Keikaku Co., Ltd. 9,700 193
Sanrio Co., Ltd. 4,700 145
SBI Holdings, Inc. 10,000 226
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Secom Co., Ltd. 3,800 139
Sekisui Chemical Co., Ltd. 12,800 226
Sekisui House, Ltd. 11,400 253
Seven & i Holdings Co., Ltd. 9,700 139
Shimadzu Corp. 3,900 105
Shin-Etsu Chemical Co., Ltd. 8,400 278
Shionogi & Co., Ltd. 18,100 372
SoftBank Corp. 135,100 183
SoftBank Group Corp. 13,200 365
Sompo Holdings, Inc. 11,200 388
Sony Group Corp. 30,700 680
Subaru Corp. 14,192 308
Sumitomo Corp. 13,100 530
Sumitomo Electric Industries, Ltd. 4,700 205
Sumitomo Metal Mining Co., Ltd. 2,700 155
Sumitomo Mitsui Financial Group, Inc. 14,800 519
Sumitomo Mitsui Trust Group, Inc. 9,100 301
Sumitomo Realty & Development Co.,
Ltd. 4,200 117
Suntory Beverage & Food, Ltd. 4,200 132
Suzuki Motor Corp. 29,100 399
T&D Holdings, Inc. 7,200 178
Taisei Corp. 2,200 219
Takeda Pharmaceutical Co., Ltd. 5,766 197
Terumo Corp. 18,600 242
TIS, Inc. 4,300 125
Toho Co., Ltd. 1,800 92
Tokio Marine Holdings, Inc. 8,500 316
Tokyo Electron, Ltd. 1,600 429
Tokyo Gas Co., Ltd. 7,600 337
TOPPAN Holdings, Inc. 3,100 95
Toyota Motor Corp. 51,300 1,163
Toyota Tsusho Corp. 7,800 283
Trend Micro, Inc. 1,900 74
Unicharm Corp. 16,900 102
West Japan Railway Co. 5,500 112
Yamaha Motor Co., Ltd. 10,200 77
Yokogawa Electric Corp. 5,400 179
Yokohama Financial Group, Inc. 23,000 209
Zensho Holdings Co., Ltd. 1,800 98
Zozo , Inc. 9,100 75
38,676
Luxembourg - 0.3%
ArcelorMittal SA 11,154 603
Mexico - 0.1%
Fresnillo PLC 5,372 273
Netherlands - 4.7%
ABN AMRO Bank NV(Þ) 5,334 197
Adyen NV(Æ)(Þ) 487 724
Akzo Nobel NV 1,266 87
Argenx SE(Æ) 559 470
ASM International NV 458 385
ASML Holding NV 3,056 4,343
ASR Nederland NV 2,682 195
BE Semiconductor Industries NV 448 88
Euronext NV(Þ) 837 117
EXOR NV 1,858 153
Heineken Holding NV 2,702 200

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
IMCD NV 1,146 107
ING Groep NV 16,971 500
JDE Peet's NV 2,190 82
Koninklijke Ahold Delhaize NV 12,385 484
Koninklijke KPN NV 30,144 147
Koninklijke Philips NV 2,836 81
Nebius Group NV Class A(Æ) 1,929 164
NN Group NV 4,988 394
QIAGEN NV(Æ) 1,237 65
Randstad NV 3,014 108
Universal Music Group NV 6,567 161
Wolters Kluwer NV 1,369 128
9,380
New Zealand - 0.1%
Fisher & Paykel Healthcare Corp., Ltd. 4,937 116
Xero , Ltd.(Æ) 1,847 120
236
Norway - 0.9%
DNB Bank ASA 7,536 217
Equinor ASA Class N 16,966 454
Gjensidige Forsikring ASA 7,626 217
Kongsberg Gruppen ASA 6,060 208
Mowi ASA 4,024 93
Norsk Hydro ASA 32,384 289
Telenor ASA 15,947 268
1,746
Portugal - 0.3%
Banco Comercial Portugues SA Class R 132,864 144
EDP SA 40,050 205
Galp Energia SGPS SA Class B 7,444 148
Jeronimo Martins SGPS SA 5,357 127
624
Singapore - 1.5%
CapitaLand Integrated Commercial Trust
Class A(ö) 81,778 154
DBS Group Holdings, Ltd. 15,636 729
Grab Holdings, Ltd. Class A(Æ) 20,533 88
Oversea-Chinese Banking Corp., Ltd. 25,579 428
Sea, Ltd. - ADR(Æ) 1,772 206
Singapore Airlines, Ltd. 13,700 68
Singapore Exchange, Ltd. 26,400 367
Singapore Technologies Engineering, Ltd. 27,300 211
Singapore Telecommunications, Ltd. 37,600 136
STMicroelectronics NV 5,052 141
United Overseas Bank, Ltd. 12,500 377
2,905
Spain - 2.7%
ACS Actividades de Construccion y
Servicios SA 2,078 234
Aena SME SA(Þ) 4,384 136
Amadeus IT Group SA Class A 3,880 260
Banco Bilbao Vizcaya Argentaria SA 31,981 814
Banco de Sabadell SA 55,175 218
Banco Santander SA 84,661 1,089
Bankinter SA 8,091 139
CaixaBank SA 26,008 346
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Endesa SA 6,205 229
Grifols SA 5,563 71
Iberdrola SA 29,048 652
Industria de Diseno Textil SA 5,669 370
Mapfre SA 23,339 107
Naturgy Energy Group SA 4,315 136
Repsol SA 22,412 442
Telefonica SA 42,586 172
5,415
Sweden - 3.6%
AddTech AB Class B 3,518 115
Alfa Laval AB 3,746 217
Assa Abloy AB Class B 7,546 305
Atlas Copco AB Class A 18,550 384
Atlas Copco AB Class B 7,694 139
Boliden AB 9,396 662
Epiroc AB Class A 6,989 196
EQT AB 3,330 127
Essity AB Class B 5,935 175
Evolution AB(Þ) 1,432 93
Fastighets AB Balder Class B(Æ) 14,862 112
H & M Hennes & Mauritz AB Class B 9,960 199
Industrivarden AB Class C 6,420 322
Indutrade AB 2,594 61
Investor AB Class B 10,237 396
Lifco AB Class B 3,134 108
Saab AB Class B 3,355 261
Sandvik AB 13,534 536
Securitas AB Class B 11,802 195
Skandinaviska Enskilda Banken AB
Class A 17,192 370
Skanska AB Class B 11,112 338
SKF AB Class B 6,362 166
Svenska Handelsbanken AB Class A 14,289 226
Swedbank AB Class A 9,602 375
Swedish Orphan Biovitrum AB Class
B(Æ) 2,743 104
Tele2 AB Class B 14,643 268
Telefonaktiebolaget LM Ericsson Class B 42,911 467
Telia Co. AB 28,567 130
Volvo AB Class B 2,989 109
7,156
Switzerland - 3.6%
ABB, Ltd. 13,571 1,173
Belimo Holding AG 119 131
Chocoladefabriken Lindt & Spruengli AG 15 348
Cie Financiere Richemont SA Class A 2,066 400
EMS- Chemie Holding AG 141 109
Galderma Group AG 1,563 291
Geberit AG 389 296
Givaudan SA 33 128
Helvetia Baloise Holding AG 694 176
Julius Baer Group, Ltd. 1,368 114
Kuehne & Nagel International AG 450 104
Logitech International SA 2,614 224
Lonza Group AG 319 218
Sandoz Group AG 2,303 182
Schindler Holding AG 798 308
SGS SA 2,321 278

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sonova Holding AG 423 116
Straumann Holding AG 1,336 161
Swiss Life Holding AG 196 214
Swiss Prime Site AG Class A 678 115
Swisscom AG 341 279
UBS Group AG 21,928 1,039
VAT Group AG(Þ) 309 201
Zurich Insurance Group AG 871 619
7,224
United Kingdom - 9.6%
3i Group PLC 5,731 263
Admiral Group PLC 4,696 177
Ashtead Group PLC 4,019 258
Associated British Foods PLC 4,288 112
AstraZeneca PLC 11,936 2,216
Autotrader Group PLC(Þ) 12,736 94
Aviva PLC 31,556 275
BAE Systems PLC 12,560 339
Barclays PLC 100,878 674
Barratt Redrow PLC 26,867 143
British American Tobacco PLC 18,445 1,114
BT Group PLC 93,469 246
Bunzl PLC 8,843 248
Centrica PLC 57,991 152
CK Hutchison Holdings, Ltd. Class B 39,758 323
Coca-Cola Europacific Partners PLC 997 91
Compass Group PLC 17,666 529
DCC PLC 3,659 232
Diageo PLC 9,405 217
Halma PLC 11,260 547
Hikma Pharmaceuticals PLC 4,941 104
HSBC Holdings PLC 125,618 2,226
Imperial Brands PLC 13,672 575
International Consolidated Airlines Group
SA 29,025 166
Intertek Group PLC 1,368 84
J Sainsbury PLC 44,890 197
Kingfisher PLC 53,719 248
Legal & General Group PLC 88,995 323
Lloyds Banking Group PLC 431,599 640
London Stock Exchange Group PLC 1,353 151
M&G PLC 21,801 92
National Grid PLC 15,683 266
NatWest Group PLC 60,498 554
Next PLC 1,033 188
Pearson PLC 18,546 244
Reckitt Benckiser Group PLC 6,394 533
RELX PLC 10,885 386
Rolls-Royce Holdings PLC 43,324 720
Sage Group PLC (The) 20,770 272
Severn Trent PLC Class H 3,847 154
Smith & Nephew PLC 20,688 353
Smiths Group PLC 5,362 184
Standard Chartered PLC 18,150 463
Tesco PLC 60,968 355
Unilever PLC 8,225 558
United Utilities Group PLC 7,899 135
Vodafone Group PLC 334,812 492
Whitbread PLC 2,713 101
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wise PLC Class A(Æ) 12,742 165
19,179
United States - 7.1%
Aegon , Ltd. 24,595 194
Alcon AG 1,228 100
AP Moller - Maersk A/S Class B 116 288
BP PLC 74,093 469
Buzzi SpA 2,333 133
CyberArk Software, Ltd.(Æ) 885 381
Experian PLC 10,291 387
Ferrovial SE 2,466 167
GSK PLC 35,988 924
Haleon PLC 33,715 175
Holcim AG(Æ) 3,379 348
monday.com, Ltd.(Æ) 466 54
Nestle SA 14,964 1,422
Novartis AG 14,637 2,174
Roche Holding AG 5,445 2,471
Sanofi SA 7,487 704
Schneider Electric SE 3,170 904
Shell PLC 47,720 1,829
Spotify Technology SA(Æ) 881 441
Stellantis NV 14,285 140
Swiss Re AG 1,744 280
Tenaris SA 6,466 143
14,128
Zambia - 0.1%
First Quantum Minerals, Ltd.(Æ) 4,625 131
Total Common Stocks
(cost $129,239) 192,094
Preferred Stocks - 0.5%
Germany - 0.5%
Henkel AG & Co. KGaA
2.440% (Ÿ) 5,584 491
Porsche Automobil Holding SE
5.297% (Ÿ) 2,310 99
Volkswagen AG
6.335% (Ÿ) 3,259 397
987
Total Preferred Stocks
(cost $851) 987
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
2040 Warrants 387 —
Spain - 0.0%
ACS Actividades de Construccion y
Servicios SA(Æ)
 2026 Rights 2,078 1
Total Warrants and Rights
(cost $1) 1

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 2.8%
United States - 2.8%
U.S. Cash Management Fund(@) 5,614,520 (∞) 5,613
Total Short-Term Investments
(cost $5,613) 5,613
Total Investments - 99.2%
(identified cost $135,704) 198,695
Other Assets and Liabilities,
Net - 0.8%
1,662
Net Assets - 100.0%
200,357

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 53
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
1.0%
ABN AMRO Bank NV 06/06/22 EUR 5,334 19 .26 103
197
Adyen NV 12/20/19 EUR 487 1,350 .43 658
724
Aena SME SA 06/16/23 EUR 4,384 16 .92 74
136
Autotrader Group PLC 12/11/20 GBP 12,736 7 .81 99
94
Euronext NV 06/06/22 EUR 837 73 .21 61
117
Evolution AB 11/24/20 SEK 1,432 76 .51 110
93
Scout24 SE 10/21/22 EUR 1,097 68 .27 75
109
Siemens Healthineers AG 04/14/20 EUR 1,647 45 .78 75
82
VAT Group AG 03/11/22 CHF 309 362 .80 112
201
WH Group, Ltd. 03/18/20 HKD 208,289 0 .90 188
245
Zalando SE 06/16/23 EUR 3,626 32 .19 117 105
2,103
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI EAFE Index Futures 39 USD 5,922 03/26
117
S&P/TSX 60 Index Futures 2 CAD 741 03/26 —
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 117
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America CAD 340 USD 246 03/18/26 (4)
Bank of America CAD 370 USD 271 03/18/26 (1)
Bank of America CAD 571 USD 417 03/18/26 (3)
BNP Paribas USD 746 CAD 1,029 03/18/26 11
UBS USD 746 CAD 1,029 03/18/26 11
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 14
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 10,509 $ — $ — $ 10,509
Austria — 695 — — 695
Belgium — 1,565 — — 1,565

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Multifactor International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Brazil 332 220 — — 552
Burkina Faso — 255 — — 255
Canada 20,832 — — — 20,832
Chile — 430 — — 430
China — 1,137 — — 1,137
Denmark — 2,279 — — 2,279
Finland — 2,452 — — 2,452
France — 13,929 — — 13,929
Germany — 14,823 — — 14,823
Hong Kong 334 4,346 17 — 4,697
Indonesia — 159 — — 159
Ireland 327 549 — — 876
Israel 485 2,706 — — 3,191
Italy — 6,037 — — 6,037
Japan — 38,676 — — 38,676
Luxembourg — 603 — — 603
Mexico — 273 — — 273
Netherlands 164 9,216 — — 9,380
New Zealand — 236 — — 236
Norway — 1,746 — — 1,746
Portugal — 624 — — 624
Singapore 295 2,610 — — 2,905
Spain — 5,415 — — 5,415
Sweden — 7,156 — — 7,156
Switzerland — 7,224 — — 7,224
United Kingdom 91 19,088 — — 19,179
United States 876 13,252 — — 14,128
Zambia 131 — — — 131
Preferred Stocks — 987 — — 987
Warrants and Rights 1 — — — 1
Short-Term Investments — — — 5,613 5,613
Total Investments 23,868 169,197 17 5,613 198,695
Other Financial Instruments
Assets
Futures Contracts 117 — — — 117
Foreign Currency Exchange Contracts — 22 — — 22
Liabilities
Foreign Currency Exchange Contracts — (8) — — (8)
Total Other Financial Instruments
*
$ 117 $ 14 $ — $ — $ 131

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 55
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 19,474 9 .7
Consumer Staples ............................................................................... 10,806 5 .4
Energy ................................................................................................ 9,686 4 .8
Financial Services .............................................................................. 57,463 28 .7
Health Care ........................................................................................ 17,879 8 .9
Materials and Processing ................................................................... 18,833 9 .4
Producer Durables .............................................................................. 27,927 14 .0
Technology ......................................................................................... 19,140 9 .6
Utilities ............................................................................................... 10,886 5 .4
Preferred Stocks
Consumer Discretionary .................................................................... 496 0 .3
Consumer Staples ............................................................................... 491 0 .2
Warrants and Rights ...................................................................
1 — **
Short-Term Investments .............................................................
5,613 2 .8
Total Investments ............................................................................... 198,695 99 .2
**
Less than .05% of net assets.
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 6,620 $ 15,797 $ 16,805 $ 1 $ — $ 5,613 $ 52 $ —

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.8%
Australia - 1.5%
APA Group 67,180 414
BHP Group, Ltd. 83,577 2,891
Brambles, Ltd. 22,244 347
Coles Group, Ltd. 88,853 1,317
Commonwealth Bank of Australia 7,196 749
Evolution Mining, Ltd. 67,890 639
Insurance Australia Group, Ltd. 195,716 1,035
Lynas Rare Earths, Ltd.(Æ) 45,658 465
National Australia Bank, Ltd. 44,995 1,359
Northern Star Resources, Ltd. 56,605 1,059
Origin Energy, Ltd. 53,709 441
Pro Medicus , Ltd. 1,736 223
QBE Insurance Group, Ltd. 121,024 1,668
Rio Tinto PLC 14,216 1,293
Stockland 107,141 401
Suncorp Group, Ltd. 89,603 1,060
Telstra Group, Ltd. 508,975 1,727
Vicinity, Ltd. 235,202 403
Westpac Banking Corp. 47,156 1,275
18,766
Austria - 0.6%
ams -OSRAM AG(Æ) 28,579 299
Erste Group Bank AG 53,490 6,950
Mondi PLC 82,756 968
8,217
Belgium - 0.4%
Ageas SA 25,255 1,798
Elia Group SA 3,385 491
Financiere de Tubize SA 1,596 406
KBC Group NV 5,383 762
Proximus SADP 45,465 416
UCB SA 3,450 1,044
4,917
Brazil - 1.3%
Ambev SA 1,384,765 3,907
Banco Bradesco SA - ADR 762,858 3,090
Banco do Brasil SA 361,310 1,732
Lojas Renner SA(Æ) 306,210 869
MercadoLibre , Inc.(Æ) 1,084 2,328
Natura Cosmeticos SA(Æ) 481,067 802
Telefonica Brasil SA(Æ) 241,156 1,713
Ultrapar Participacoes SA 175,075 844
Vale SA 73,783 1,182
Wheaton Precious Metals Corp. 6,029 794
17,261
Burkina Faso - 0.0%
Endeavour Mining PLC 9,018 521
Canada - 4.2%
Agnico Eagle Mines, Ltd. 5,371 1,021
Alamos Gold, Inc. Class A 11,476 425
AtkinsRealis Group, Inc. 7,473 524
Bank of Montreal 14,017 1,908
Bank of Nova Scotia (The) 20,219 1,512
Barrick Mining Corp. 47,362 2,165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bombardier, Inc. Class B(Æ) 3,937 673
Cameco Corp. 12,575 1,555
Canadian Imperial Bank of Commerce 20,724 1,915
Canadian National Railway Co. 22,320 2,147
Celestica, Inc.(Æ) 3,781 1,062
Cenovus Energy, Inc. 48,610 959
Dollarama , Inc. 13,900 1,873
Emera , Inc. 18,772 930
Enbridge, Inc. 5,063 247
Fairfax Financial Holdings, Ltd. 199 329
Franco-Nevada Corp. Class T 3,901 913
Great-West Lifeco , Inc. 36,766 1,721
Hydro One, Ltd.(Þ) 27,209 1,076
iA Financial Corp., Inc. 11,293 1,388
Imperial Oil, Ltd. 6,127 619
Kinross Gold Corp. 19,692 620
Lundin Mining Corp. 22,396 565
Magna International, Inc. Class A 82,684 4,227
Manulife Financial Corp. 62,145 2,367
Nutrien , Ltd. 22,570 1,555
Open Text Corp. 12,170 311
Pan American Silver Corp. 12,722 693
Power Corp. of Canada 17,571 886
Royal Bank of Canada 35,831 5,966
Saputo, Inc. 14,543 439
Shopify, Inc. Class A(Æ) 34,209 4,489
Stantec , Inc. 20,341 2,016
Sun Life Financial, Inc. 35,221 2,220
Suncor Energy, Inc. 17,817 942
Tourmaline Oil Corp. 29,728 1,407
53,665
Chile - 0.1%
Antofagasta PLC 17,758 886
China - 3.8%
Alibaba Group Holding, Ltd. 489,900 10,418
Alibaba Group Holding, Ltd. - ADR 15,632 2,651
Baidu, Inc. Class A(Æ) 120,050 2,315
BOC Hong Kong Holdings, Ltd. 167,500 881
China Mengniu Dairy Co., Ltd. 447,000 929
China Merchants Bank Co., Ltd. Class H 296,500 1,821
China Overseas Land & Investment, Ltd. 984,500 1,762
Haier Smart Home Co., Ltd. Class H 558,000 1,843
JD.com, Inc. Class A 62,900 905
Laopu Gold Co., Ltd. Class H 19,786 1,973
Prosus NV(Æ) 19,677 1,128
Tencent Holdings, Ltd. 203,088 15,568
Trip.com Group, Ltd. - ADR 89,746 5,508
Yangzijiang Shipbuilding Holdings, Ltd. 156,700 412
48,114
Denmark - 1.3%
Danske Bank A/S 95,511 4,881
DSV A/S 9,738 2,740
Genmab A/S(Æ) 2,563 836
Novo Nordisk A/S Class B 148,104 8,779
17,236
Finland - 0.9%
Elisa Oyj 14,422 639

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Neste Oyj 19,200 492
Nokia Oyj 1,162,804 7,479
Nordea Bank Abp 30,647 591
Orion Oyj Class B 4,940 409
Sampo Oyj Class A 39,224 437
Wartsila Oyj Abp Class B 22,633 919
10,966
France - 7.8%
Accor SA 74,216 4,028
Airbus SE 20,761 4,733
Amundi SA(Þ) 39,423 3,499
Arkema SA 60,259 3,664
AXA SA 40,981 1,872
BNP Paribas SA 48,579 5,213
Bureau Veritas SA 83,674 2,691
Carrefour SA 94,365 1,556
Cie de Saint-Gobain SA 17,313 1,714
Cie Generale des Etablissements Michelin
SCA 148,466 5,520
Credit Agricole SA 116,915 2,535
Danone SA 33,988 2,652
Dassault Aviation SA 2,555 969
Engie SA 154,810 4,614
EssilorLuxottica SA 7,946 2,432
Hermes International SCA 1,095 2,623
Kering SA 2,113 659
Legrand SA 5,636 901
L'Oreal SA 4,221 1,939
LVMH Moet Hennessy Louis Vuitton SE 8,238 5,320
Orange SA 202,544 3,776
Publicis Groupe SA 47,480 4,733
Renault SA 24,481 924
Rexel SA Class H 112,665 4,741
Safran SA 11,853 4,222
Sartorius Stedim Biotech 25,375 5,693
Societe Generale SA 73,244 6,403
Sodexo SA 9,082 464
Teleperformance SE 56,047 3,625
Thales SA 1,351 410
TotalEnergies SE 69,461 5,052
Unibail - Rodamco -Westfield 5,479 604
Valeo SE 56,007 784
100,565
Germany - 7.8%
adidas AG 1,578 279
Allianz SE 5,844 2,578
Aumovio SE(Æ) 9,346 451
BASF SE 143,436 7,817
Bayer AG 104,831 5,537
Brenntag SE 9,703 591
Commerzbank AG 14,509 597
Continental AG 52,025 4,110
CTS Eventim AG & Co. KGaA 67,707 5,693
Daimler Truck Holding AG 156,920 7,618
Deutsche Bank AG 22,431 885
Deutsche Boerse AG 23,751 6,010
Deutsche Lufthansa AG 42,651 440
Deutsche Telekom AG 6,500 217
E.ON SE 47,214 1,000
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Evonik Industries AG 234,019 3,633
Fresenius Medical Care AG 58,673 2,627
Fresenius SE & Co. KGaA 51,961 2,908
GEA Group AG 18,662 1,336
Hannover Rueck SE 4,967 1,406
Hensoldt AG 5,034 499
Hochtief AG 1,094 460
Infineon Technologies AG 54,509 2,690
Mercedes-Benz Group AG 39,610 2,713
MTU Aero Engines AG 17,255 7,662
Muenchener Rueckversicherungs-
Gesellschaft AG 4,885 2,967
Rheinmetall AG 2,361 4,985
RWE AG 8,100 514
SAP SE 45,763 9,251
Siemens AG 8,401 2,552
Siemens Energy AG 13,620 2,333
Symrise AG 88,639 7,466
Wacker Chemie AG 5,439 442
100,267
Greece - 0.7%
Eurobank SA 1,726,311 8,465
Hong Kong - 1.9%
AIA Group, Ltd. 669,775 7,735
ASMPT, Ltd. 91,500 1,226
CK Asset Holdings, Ltd. 313,657 1,846
Futu Holdings, Ltd.(Æ) 3,279 533
Hong Kong Exchanges & Clearing, Ltd. 18,300 1,008
Power Assets Holdings, Ltd. 143,500 1,114
Prudential PLC 489,249 8,011
Sino Land Co., Ltd. 600,000 906
Sun Hung Kai Properties, Ltd. 28,500 460
WH Group, Ltd.(Þ) 1,191,000 1,401
Yue Yuen Industrial Holdings, Ltd. 252,000 559
24,799
India - 0.7%
HDFC Bank, Ltd. - ADR 215,650 6,983
Larsen & Toubro, Ltd. - GDR(Þ) 51,823 2,209
9,192
Indonesia - 0.5%
Bank Central Asia Tbk PT 10,106,400 4,457
Bank Negara Indonesia Persero Tbk PT 4,214,800 1,128
Bank Rakyat Indonesia Persero Tbk PT 4,911,800 1,115
6,700
Ireland - 1.3%
Accenture PLC Class A 8,902 2,347
AerCap Holdings NV 4,491 645
AIB Group PLC 289,103 3,256
Bank of Ireland Group PLC 395,093 8,044
Flutter Entertainment PLC(Æ) 10,566 1,731
16,023
Israel - 0.4%
Bank Hapoalim BM 22,743 564
Bank Leumi Le-Israel BM 38,738 934
Elbit Systems, Ltd. 1,219 864

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Israel Discount Bank, Ltd. Class A 32,035 379
Mizrahi Tefahot Bank, Ltd. 4,496 353
Nova, Ltd.(Æ) 1,325 658
Phoenix Financial, Ltd. 9,489 462
Teva Pharmaceutical Industries, Ltd. 32,947 1,123
5,337
Italy - 3.4%
Banca Mediolanum SpA 20,385 477
Banco BPM SpA 20,539 307
BPER Banca SpA 190,385 2,676
Coca-Cola HBC AG(Æ) 12,712 687
Davide Campari-Milano NV 666,630 4,742
Enel SpA 495,968 5,484
Eni SpA 178,448 3,646
FinecoBank Banca Fineco SpA 420,687 11,146
Generali 9,020 369
Intesa Sanpaolo SpA 87,670 621
Leonardo SpA 12,505 835
Poste Italiane SpA 12,224 322
Prysmian SpA 8,561 1,019
Recordati Industria Chimica e
Farmaceutica SpA 11,220 618
Ryanair Holdings PLC 11,729 398
Ryanair Holdings PLC - ADR 35,304 2,492
Telecom Italia SpA (Æ) 710,656 480
UniCredit SpA 79,049 6,883
Unipol Assicurazioni SpA 18,368 409
43,611
Japan - 16.1%
Advantest Corp. 37,700 6,186
Aeon Co., Ltd. 45,100 616
Aisin Corp. 22,500 403
Ajinomoto Co., Inc. 21,388 487
Alfresa Holdings Corp. 35,000 564
Alps Alpine Co., Ltd. 22,200 290
Amada Co., Ltd. 38,200 490
Astellas Pharma, Inc. 180,100 2,499
Bandai Namco Holdings, Inc. 22,400 581
Bridgestone Corp. 169,600 3,823
Canon, Inc. 68,300 2,070
Central Japan Railway Co. 22,800 635
Chiba Bank, Ltd. (The) 165,200 2,228
Chubu Electric Power Co., Inc. 27,800 404
Chugai Pharmaceutical Co., Ltd. 45,000 2,568
Daifuku Co., Ltd. 12,500 448
Dai-ichi Life Holdings, Inc. 62,100 544
Daikin Industries, Ltd. 39,200 4,717
Daiwa Securities Group, Inc. 48,000 467
Denso Corp. 138,900 1,927
Dentsu Group, Inc. 54,800 1,073
Disco Corp. 1,800 770
East Japan Railway Co. 17,700 445
Ebara Corp. 19,400 586
Eisai Co., Ltd. 34,310 958
ENEOS Holdings, Inc. 86,000 729
Fuji Electric Co., Ltd. 6,300 447
FUJIFILM Holdings Corp. 92,000 1,837
Fujikura, Ltd. 16,000 2,032
Fujitsu, Ltd. 29,000 806
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fukuoka Financial Group, Inc. 51,700 1,873
Hakuhodo DY Holdings, Inc. 58,500 437
Hino Motors, Ltd.(Æ) 99,200 267
Hitachi, Ltd. 122,200 4,242
Honda Motor Co., Ltd. 187,274 1,888
Horiba, Ltd. 4,900 581
Hoya Corp. 35,900 6,039
IHI Corp. 30,800 714
Iida Group Holdings Co., Ltd. 56,000 923
Inpex Corp. 28,900 648
Isuzu Motors, Ltd. 9,800 158
ITOCHU Corp. 182,000 2,319
Japan Airlines Co., Ltd. 35,700 677
Japan Exchange Group, Inc. 72,000 786
Japan Post Bank Co., Ltd. Class A 31,900 566
Japan Post Insurance Co., Ltd. Class A 79,600 2,459
Japan Tobacco, Inc. 67,400 2,413
JGC Holdings Corp. 57,600 807
JX Advanced Metals Corp.(Æ) 35,300 579
Kajima Corp. 12,500 510
Kao Corp. 38,300 1,530
Keyence Corp. 16,900 6,175
Kioxia Holdings Corp.(Æ) 6,900 952
Koito Manufacturing Co., Ltd. 80,900 1,264
Komatsu, Ltd. 26,700 1,025
Kubota Corp. 352,900 5,413
Kyocera Corp. 147,700 2,206
M3, Inc. 22,200 277
Marubeni Corp. 29,000 958
MinebeaMitsumi , Inc. 195,200 3,963
Mitsubishi Corp. 34,300 909
Mitsubishi Electric Corp. 33,100 1,036
Mitsubishi Estate Co., Ltd. 99,800 2,546
Mitsubishi Gas Chemical Co., Inc. 45,000 894
Mitsubishi Heavy Industries, Ltd. 50,600 1,481
Mitsubishi UFJ Financial Group, Inc. 120,922 2,187
Mitsui & Co., Ltd. 16,000 521
Mitsui Fudosan Co., Ltd. 70,300 806
Mizuho Financial Group, Inc. 32,200 1,414
MS&AD Insurance Group Holdings, Inc. 78,700 2,002
Murata Manufacturing Co., Ltd. 140,600 2,856
NEC Corp. 23,900 803
Nexon Co., Ltd. 16,800 400
Nikon Corp. 40,700 511
Nintendo Co., Ltd. 42,400 2,647
Nippon Television Holdings, Inc. 22,700 545
Nissan Motor Co., Ltd.(Æ) 273,100 663
Nitto Denko Corp. 123,400 2,739
Nomura Holdings, Inc. 78,700 719
Obayashi Corp. 24,300 548
Olympus Corp. 294,700 3,520
ORIX Corp. 24,100 733
Osaka Gas Co., Ltd. 17,100 642
Otsuka Corp. 20,800 412
Otsuka Holdings Co., Ltd. 7,000 419
Persol Holdings Co., Ltd. 485,000 847
Resona Holdings, Inc. 722,900 8,349
Rinnai Corp. 26,000 684
Rohm Co., Ltd. 107,100 1,869
Sanrio Co., Ltd. 6,700 207

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SBI Holdings, Inc. 21,100 475
Secom Co., Ltd. 154,100 5,633
Sega Sammy Holdings, Inc. 24,600 385
Seibu Holdings, Inc. 13,000 344
Sekisui Chemical Co., Ltd. 30,800 544
Shimano, Inc. 6,800 775
Shin-Etsu Chemical Co., Ltd. 71,100 2,349
Shionogi & Co., Ltd. 62,200 1,279
SMC Corp. 3,700 1,442
SoftBank Group Corp. 119,100 3,289
Sompo Holdings, Inc. 62,300 2,158
Sony Group Corp. 206,050 4,563
Stanley Electric Co., Ltd. 30,423 600
Subaru Corp. 118,588 2,575
Sumitomo Corp. 13,300 537
Sumitomo Electric Industries, Ltd. 17,200 747
Sumitomo Heavy Industries, Ltd. 18,500 577
Sumitomo Metal Mining Co., Ltd. 11,600 702
Sumitomo Mitsui Financial Group, Inc. 48,900 1,715
Sumitomo Mitsui Trust Group, Inc. 78,900 2,613
Sumitomo Realty & Development Co.,
Ltd. 18,700 519
Sumitomo Rubber Industries, Ltd. 39,900 645
Suntory Beverage & Food, Ltd. 160,800 5,064
Suzuki Motor Corp. 38,000 521
T&D Holdings, Inc. 134,800 3,325
Taiheiyo Cement Corp. 17,000 466
Taisei Corp. 7,400 737
Takeda Pharmaceutical Co., Ltd. 99,300 3,399
TDK Corp. 225,100 2,891
THK Co., Ltd. 21,100 627
Toho Co., Ltd. 5,500 280
Tokio Marine Holdings, Inc. 61,400 2,285
Tokyo Electron, Ltd. 24,868 6,663
Tokyo Gas Co., Ltd. 13,600 602
Toray Industries, Inc. 130,800 963
Toyota Motor Corp. 70,700 1,602
Toyota Tsusho Corp. 18,200 659
Trend Micro, Inc. 15,900 621
Tsuruha Holdings, Inc. 57,600 918
Yamato Holdings Co., Ltd. 61,684 806
Yokogawa Electric Corp. 12,700 421
Yokohama Financial Group, Inc. 50,900 462
205,966
Luxembourg - 0.3%
ArcelorMittal SA 63,330 3,421
RTL Group SA 11,186 489
3,910
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 686,883 3,494
Mexico - 0.2%
America Movil SAB de CV - ADR 88,587 1,834
Fresnillo PLC 26,013 1,320
3,154
Netherlands - 4.6%
ABN AMRO Bank NV(Þ) 99,700 3,672
Adyen NV(Æ)(Þ) 1,569 2,331
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Argenx SE(Æ) 3,956 3,324
ASML Holding NV 9,862 14,016
Euronext NV(Þ) 6,273 879
Heineken NV 26,310 2,167
ING Groep NV 330,951 9,742
JDE Peet's NV 11,143 418
Koninklijke Philips NV 192,822 5,539
Magnum Ice Cream Co. NV (The)(Æ) 11,870 211
Nebius Group NV Class A(Æ) 9,128 778
NN Group NV 35,689 2,821
Randstad NV 92,751 3,319
Universal Music Group NV 314,819 7,717
VEON, Ltd. - ADR(Æ) 7,343 401
Wolters Kluwer NV 18,912 1,768
59,103
New Zealand - 0.1%
Contact Energy, Ltd. 75,598 426
Meridian Energy, Ltd. 123,145 419
845
Nigeria - 0.1%
Airtel Africa PLC(Þ) 180,598 791
Norway - 0.7%
DNB Bank ASA 69,292 1,991
Equinor ASA Class N 191,622 5,133
Gjensidige Forsikring ASA 21,635 615
Norsk Hydro ASA 22,543 201
Orkla ASA 57,983 688
Telenor ASA 20,996 353
8,981
Poland - 0.3%
Zabka Group SA(Æ) 651,172 3,955
Portugal - 0.2%
Banco Comercial Portugues SA Class R 1,037,803 1,127
EDP SA 140,751 720
Galp Energia SGPS SA Class B 20,313 403
2,250
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 607,370 —
LUKOIL PJSC(Æ)(Š) 10,952 —
Mobile TeleSystems PJSC - ADR(Æ)(Š) 145,363 —
Sberbank of Russia PJSC(Æ)(Š) 415,116 —
—
Singapore - 1.8%
CapitaLand Integrated Commercial Trust
Class A 241,800 454
DBS Group Holdings, Ltd. 88,880 4,142
Grab Holdings, Ltd. Class A(Æ) 1,274,052 5,478
Keppel, Ltd. 52,500 451
Oversea-Chinese Banking Corp., Ltd. 147,260 2,462
Sea, Ltd. - ADR(Æ) 56,325 6,561
Singapore Exchange, Ltd. 48,500 674
Singapore Technologies Engineering, Ltd. 84,700 654

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Singapore Telecommunications, Ltd. 674,700 2,436
23,312
South Africa - 0.4%
Anglo American PLC 26,123 1,211
MTN Group, Ltd. 182,488 2,044
Old Mutual, Ltd. 1,278,343 1,234
4,489
South Korea - 1.6%
Coway Co., Ltd. 5,633 326
Hankook Tire & Technology Co., Ltd. 10,220 451
Hyundai Mobis Co., Ltd. 5,086 1,588
KB Financial Group, Inc. 16,911 1,588
KT Corp. - ADR 68,380 1,431
LG Electronics, Inc. Class H 5,528 381
Samsung Electronics Co., Ltd. 22,739 2,540
Shinhan Financial Group Co., Ltd. 72,678 4,260
SK Hynix, Inc. 9,662 6,119
SK Telecom Co., Ltd. 48,558 2,447
21,131
Spain - 1.6%
Acciona SA 1,992 428
ACS Actividades de Construccion y
Servicios SA 9,507 1,067
Amadeus IT Group SA Class A 10,015 672
Banco Bilbao Vizcaya Argentaria SA 61,314 1,561
Banco de Sabadell SA 125,416 495
Banco Santander SA 290,474 3,737
Bankinter SA 25,609 438
CaixaBank SA 64,080 852
Endesa SA 14,436 533
Iberdrola SA 58,722 1,319
Industria de Diseno Textil SA 128,132 8,365
Mapfre SA 84,220 385
Repsol SA 40,618 800
20,652
Sweden - 1.5%
Assa Abloy AB Class B 35,220 1,425
Atlas Copco AB Class A 112,883 2,335
Atlas Copco AB Class B 128,876 2,323
Boliden AB 12,820 902
Essity AB Class B 49,776 1,471
H & M Hennes & Mauritz AB Class B 22,262 446
Holmen AB Class B 6,828 256
Saab AB Class B 11,351 882
Sandvik AB 25,287 1,001
Skandinaviska Enskilda Banken AB
Class A 28,402 612
Skanska AB Class B 15,698 478
SKF AB Class B 90,463 2,359
Svenska Cellulosa AB SCA Class B 57,207 717
Swedbank AB Class A 9,931 388
Tele2 AB Class B 16,637 304
Telefonaktiebolaget LM Ericsson Class B 218,265 2,373
Telia Co. AB 110,889 505
18,777
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Switzerland - 4.0%
ABB, Ltd. 21,646 1,870
Adecco Group AG 28,119 826
BKW AG 1,298 246
Chocoladefabriken Lindt & Spruengli AG 36 914
Cie Financiere Richemont SA Class A 5,903 1,143
Galderma Group AG 20,822 3,876
Helvetia Baloise Holding AG 2,860 724
Julius Baer Group, Ltd. 50,461 4,217
Logitech International SA 6,156 531
Lonza Group AG 11,579 7,897
Partners Group Holding AG 1,410 1,928
Sandoz Group AG 10,894 862
Schindler Holding AG 3,354 1,293
SGS SA 12,520 1,502
Swatch Group AG (The) Class B 6,299 1,489
Swiss Life Holding AG 378 414
UBS Group AG 407,622 19,315
Zurich Insurance Group AG 3,473 2,467
51,514
Taiwan - 2.7%
Delta Electronics, Inc. 62,000 2,407
Taiwan Semiconductor Manufacturing
Co., Ltd. 298,000 16,748
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 45,740 15,120
34,275
Thailand - 0.3%
Bangkok Bank PCL - NVDR 185,000 930
Kasikornbank PCL - NVDR 432,400 2,584
3,514
Turkey - 0.0%
Coca-Cola Icecek AS 119,436 197
United Kingdom - 10.4%
3i Group PLC 129,561 5,958
Admiral Group PLC 10,016 377
AstraZeneca PLC 40,786 7,572
Aviva PLC 305,874 2,670
BAE Systems PLC 12,684 342
Barclays PLC 375,628 2,509
British American Tobacco PLC 127,212 7,686
British Land Co. PLC (The)(ö) 168,518 959
BT Group PLC 911,112 2,398
Burberry Group PLC(Æ) 61,358 918
Centrica PLC 228,621 598
CK Hutchison Holdings, Ltd. Class B 266,631 2,164
Compass Group PLC 252,179 7,553
DCC PLC 25,773 1,636
Diploma PLC 76,115 5,541
easyJet PLC 278,417 1,823
Halma PLC 14,425 701
Hikma Pharmaceuticals PLC 30,854 647
HSBC Holdings PLC 516,722 9,157
ICG PLC 68,085 1,693
Imperial Brands PLC 23,088 970
International Consolidated Airlines Group
SA 73,767 423

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intertek Group PLC 92,929 5,684
J Sainsbury PLC 1,190,621 5,214
Kingfisher PLC 286,258 1,322
Klarna Group PLC(Æ) 57,202 1,320
Land Securities Group PLC(ö) 126,658 1,129
Lloyds Banking Group PLC 619,622 919
London Stock Exchange Group PLC 44,292 4,936
M&G PLC 112,043 475
NatWest Group PLC 99,563 912
Pearson PLC 52,551 690
Reckitt Benckiser Group PLC 206,582 17,221
RELX PLC 155,296 5,506
Rolls-Royce Holdings PLC 294,847 4,902
Schroders PLC 68,254 423
Smith & Nephew PLC 36,302 619
Standard Chartered PLC 297,369 7,593
Tate & Lyle PLC 114,538 590
Tesco PLC 359,482 2,091
Travis Perkins PLC 61,834 529
Unilever PLC 44,035 2,986
Unite Group PLC (The)(ö) 85,017 661
Vodafone Group PLC 587,628 864
Wise PLC Class A(Æ) 161,328 2,086
WPP PLC 205,637 856
133,823
United States - 8.0%
Aegon , Ltd. 51,137 403
BP PLC 657,799 4,160
CyberArk Software, Ltd.(Æ) 2,093 902
Ferrovial SE 10,045 680
GSK PLC 557,683 14,320
Haleon PLC 1,619,361 8,408
Holcim AG(Æ) 22,660 2,335
James Hardie Industries PLC(Æ) 83,434 1,918
Linde PLC 19,602 8,957
Medtronic PLC 26,760 2,755
Nestle SA 44,526 4,232
Novartis AG 43,498 6,461
Roche Holding AG 19,884 9,023
Sanofi SA 109,115 10,265
Schneider Electric SE 44,520 12,699
Shell PLC 302,917 11,624
Spotify Technology SA(Æ) 4,486 2,245
Swiss Re AG 5,648 906
102,293
Zambia - 0.0%
First Quantum Minerals, Ltd.(Æ) 17,355 491
Total Common Stocks
(cost $987,825) 1,202,425
Preferred Stocks - 0.4%
Brazil - 0.0%
Raizen SA
0.000% (Æ) 1,113,007 218
Germany - 0.4%
Henkel AG & Co. KGaA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.440% (Ÿ) 32,310 2,840
Volkswagen AG
6.335% (Ÿ) 18,308 2,229
5,069
Total Preferred Stocks
(cost $6,472) 5,287
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)( Š )
2040 Warrants 325 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 7.1%
United States - 7.1%
U.S. Cash Management Fund(@) 90,482,268 (∞) 90,464
Total Short-Term Investments
(cost $90,466) 90,464
Total Investments - 101.3%
(identified cost $1,084,763) 1,298,176
Other Assets and Liabilities,
Net - (1.3)%
(16,039)
Net Assets - 100.0%
1,282,137

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 International Developed Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
1.2%
ABN AMRO Bank NV 10/03/19 EUR 99,700 20.77 2,071
3,672
Adyen NV 04/19/22 EUR 1,569 1,703.92 2,673
2,331
Airtel Africa PLC 01/16/26 GBP 180,598 4.84 875
791
Amundi SA 02/28/19 EUR 39,423 69.04 2,722
3,499
Euronext NV 12/05/25 EUR 6,273 147.50 925
879
Hydro One, Ltd. 12/04/25 CAD 27,209 38.50 1,048
1,076
Larsen & Toubro, Ltd. 02/23/24 51,823 41.92 2,172
2,209
WH Group, Ltd. 06/26/19 HKD 1,191,000 0.84 1,005 1,401
15,858
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 100 EUR 8,137 02/26
(43)
DAX Index Futures 13 EUR 8,000 03/26
—
EURO STOXX 50 Index Futures 81 EUR 4,820 03/26
83
FTSE/MIB Index Futures 12 EUR 2,739 03/26
64
IBEX 35 Index Futures 18 EUR 3,217 02/26
47
OMXS30 Index Futures 72 SEK 21,794 02/26
9
S&P 500 E-Mini Index Futures 22 USD 7,662 03/26
70
S&P/TSX 60 Index Futures 248 CAD 91,894 03/26
(166)
SPI 200 Index Futures 155 AUD 34,205 03/26
531
TOPIX Index Futures 92 JPY 3,290,840 03/26 1,205
Short Positions
FTSE 100 Index Futures 134 GBP 13,654 03/26
(368)
Hang Seng Index Futures 49 HKD 67,375 02/26
(219)
MSCI Emerging Markets Index Futures 940 USD 71,477 03/26
(5,790)
MSCI Singapore Index Futures 201 SGD 9,244 02/26 (25)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (4,602)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,917 CAD 3,972 02/02/26 1
Bank of America USD 3,182 CHF 2,500 03/18/26 67
Bank of America USD 30,044 EUR 25,306 02/03/26 (48)
Bank of America USD 12,987 EUR 11,000 03/18/26 78
Bank of America USD 6,399 GBP 4,668 02/03/26 (12)
Bank of America USD 3,549 HKD 27,712 02/03/26 (2)
Bank of America USD 207 PLN 733 02/03/26 —
Bank of America USD 3,126 SEK 27,751 02/03/26 (10)
Bank of America USD 2,829 SEK 26,000 03/18/26 97
Bank of America AUD 6,541 USD 4,571 02/03/26 16

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 63
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America CHF 791 USD 1,026 02/03/26 2
Bank of America DKK 1,517 USD 241 02/03/26 —
Bank of America JPY 78,201 USD 507 02/03/26 2
Bank of America JPY 670,000 USD 4,348 03/18/26 3
Bank of America NOK 16,386 USD 1,705 02/03/26 4
Bank of America SGD 589 USD 464 02/03/26 1
Barclays GBP 3,260 USD 4,473 03/18/26 13
Barclays SEK 23,700 USD 2,683 03/18/26 17
BNP Paribas USD 5,826 AUD 8,783 03/18/26 290
BNP Paribas USD 13,433 CAD 18,532 03/18/26 203
BNP Paribas USD 12,176 JPY 1,888,113 03/18/26 69
BNP Paribas USD 19,776 JPY 3,049,000 03/18/26 (2)
BNP Paribas USD 2,237 SEK 20,743 03/18/26 97
BNP Paribas USD 4,220 SEK 39,000 03/18/26 168
BNP Paribas CHF 1,788 USD 2,250 03/18/26 (73)
BNP Paribas EUR 3,184 USD 3,724 03/18/26 (58)
BNP Paribas EUR 27,110 USD 32,316 03/18/26 116
BNP Paribas GBP 2,226 USD 2,964 03/18/26 (81)
Citigroup USD 3,349 GBP 2,500 03/18/26 71
Citigroup EUR 29,200 USD 34,489 03/18/26 (194)
Citigroup JPY 3,000,000 USD 19,254 03/18/26 (203)
HSBC USD 5,837 AUD 8,783 03/18/26 279
HSBC USD 13,449 CAD 18,532 03/18/26 187
HSBC USD 59,030 EUR 50,000 03/18/26 358
HSBC USD 12,166 JPY 1,888,113 03/18/26 79
HSBC USD 2,239 SEK 20,743 03/18/26 95
HSBC CHF 1,788 USD 2,249 03/18/26 (74)
HSBC EUR 3,184 USD 3,724 03/18/26 (58)
HSBC GBP 2,226 USD 2,965 03/18/26 (80)
Morgan Stanley USD 356 AUD 530 03/18/26 13
Morgan Stanley USD 5,828 AUD 8,783 03/18/26 288
Morgan Stanley USD 2,313 CAD 3,200 03/18/26 42
Morgan Stanley USD 13,435 CAD 18,532 03/18/26 201
Morgan Stanley USD 1,922 EUR 1,640 03/18/26 26
Morgan Stanley USD 980 JPY 153,920 03/18/26 18
Morgan Stanley USD 12,180 JPY 1,888,113 03/18/26 66
Morgan Stanley USD 160 SEK 1,460 03/18/26 4
Morgan Stanley USD 2,236 SEK 20,743 03/18/26 98
Morgan Stanley CHF 1,788 USD 2,250 03/18/26 (73)
Morgan Stanley EUR 3,184 USD 3,726 03/18/26 (56)
Morgan Stanley GBP 150 USD 202 03/18/26 (3)
Morgan Stanley GBP 2,226 USD 2,966 03/18/26 (79)
Royal Bank of Canada USD 5,833 AUD 8,783 03/18/26 283
Royal Bank of Canada USD 13,453 CAD 18,532 03/18/26 183
Royal Bank of Canada USD 13,475 GBP 10,000 03/18/26 207
Royal Bank of Canada USD 12,186 JPY 1,888,113 03/18/26 59
Royal Bank of Canada USD 2,240 SEK 20,743 03/18/26 94

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada CAD 6,490 USD 4,802 03/18/26 26
Royal Bank of Canada CHF 1,788 USD 2,251 03/18/26 (73)
Royal Bank of Canada EUR 3,184 USD 3,727 03/18/26 (55)
Royal Bank of Canada EUR 11,000 USD 13,001 03/18/26 (65)
Royal Bank of Canada GBP 2,226 USD 2,967 03/18/26 (78)
State Street USD 1,535 DKK 9,800 03/18/26 24
State Street USD 326 SGD 420 03/18/26 5
State Street GBP 5,600 USD 7,533 03/18/26 (129)
State Street HKD 2,290 USD 295 03/18/26 1
State Street NOK 55,940 USD 5,508 03/18/26 (300)
State Street NZD 960 USD 557 03/18/26 (22)
State Street SEK 25,600 USD 2,787 03/18/26 (93)
Toronto Dominion Bank USD 7,504 CAD 10,300 03/18/26 74
Toronto Dominion Bank CAD 8,200 USD 5,989 03/18/26 (44)
Westpac USD 5,833 AUD 8,783 03/18/26 282
Westpac USD 13,451 CAD 18,532 03/18/26 185
Westpac USD 12,180 JPY 1,888,113 03/18/26 65
Westpac USD 2,240 SEK 20,743 03/18/26 94
Westpac CHF 1,788 USD 2,250 03/18/26 (73)
Westpac EUR 3,184 USD 3,726 03/18/26 (56)
Westpac GBP 2,226 USD 2,968 03/18/26 (77)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 2,480
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 3,483 $ 15,283 $ — $ — $ 18,766
Austria — 8,217 — — 8,217
Belgium 1,941 2,976 — — 4,917
Brazil 17,261 — — — 17,261
Burkina Faso 521 — — — 521
Canada 53,665 — — — 53,665
Chile 886 — — — 886
China 9,475 38,639 — — 48,114
Denmark 835 16,401 — — 17,236
Finland 1,819 9,147 — — 10,966
France 2,628 97,937 — — 100,565
Germany 2,509 97,758 — — 100,267
Greece — 8,465 — — 8,465
Hong Kong 533 24,266 — — 24,799
India 6,983 2,209 — — 9,192

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 65
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Indonesia — 6,700 — — 6,700
Ireland 2,992 13,031 — — 16,023
Israel 3,840 1,497 — — 5,337
Italy 5,864 37,747 — — 43,611
Japan 17,930 188,036 — — 205,966
Luxembourg — 3,910 — — 3,910
Macao — 3,494 — — 3,494
Mexico 1,834 1,320 — — 3,154
Netherlands 1,807 57,296 — — 59,103
New Zealand — 845 — — 845
Nigeria — 791 — — 791
Norway — 8,981 — — 8,981
Poland — 3,955 — — 3,955
Portugal 1,124 1,126 — — 2,250
Russia — — — — —
Singapore 12,945 10,367 — — 23,312
South Africa — 4,489 — — 4,489
South Korea 1,431 19,700 — — 21,131
Spain 3,227 17,425 — — 20,652
Sweden 4,635 14,142 — — 18,777
Switzerland 1,807 49,707 — — 51,514
Taiwan 15,120 19,155 — — 34,275
Thailand — 3,514 — — 3,514
Turkey — 197 — — 197
United Kingdom 4,252 129,571 — — 133,823
United States 15,261 87,032 — — 102,293
Zambia 491 — — — 491
Preferred Stocks 218 5,069 — — 5,287
Warrants and Rights — — — — —
Short-Term Investments — — — 90,464 90,464
Total Investments 197,317 1,010,395 — 90,464 1,298,176
Other Financial Instruments
Assets
Futures Contracts 2,009 — — — 2,009
Foreign Currency Exchange Contracts 26 4,625 — — 4,651
Liabilities
Futures Contracts (6,611) — — — (6,611)
Foreign Currency Exchange Contracts (72) (2,099) — — (2,171)
Total Other Financial Instruments
*
$ (4,648) $ 2,526 $ — $ — $ (2,122)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 International Developed Markets Fund
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
|
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 176,538 13.8
Consumer Staples ............................................................................... 85,931 6.7
Energy ................................................................................................ 54,986 4.3
Financial Services .............................................................................. 343,45 0 26.8
Health Care ........................................................................................ 120,999 9.4
Materials and Processing ................................................................... 97,611 7.6
Producer Durables .............................................................................. 138,559 10.8
Technology ......................................................................................... 144,363 11.3
Utilities ............................................................................................... 39,988 3.1
Preferred Stocks
Consumer Discretionary .................................................................... 2,229 0.2
Consumer Staples ............................................................................... 2,840 0.2
Utilities ............................................................................................... 218 —**
Warrants and Rights ...................................................................
— —
Short-Term Investments .............................................................
90,464 7.1
Total Investments ............................................................................... 1,298,17 6 101.3
** Less than .05% of net assets.
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 32,865 $ 318,360 $ 260,747 $ (10) $ (4) $ 90,464 $ 567 $ —

Russell Investment Company
Global Equity Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 67
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.8%
Australia - 0.4%
Aristocrat Leisure, Ltd. 34,397 1,283
BHP Group, Ltd. 77,649 2,686
BlueScope Steel, Ltd. 35,866 756
Brambles, Ltd. 200,007 3,121
Computershare, Ltd. 56,398 1,285
Harvey Norman Holdings, Ltd. 62,989 283
Pro Medicus , Ltd. 1,212 155
Santos, Ltd. 547,909 2,689
Telstra Group, Ltd. 299,641 1,017
13,275
Austria - 0.3%
ams -OSRAM AG(Æ) 39,651 414
Erste Group Bank AG 55,350 7,192
Mondi PLC 198,095 2,318
Vienna Insurance Group AG Wiener
Versicherung Gruppe 3,872 305
10,229
Belgium - 0.2%
Ageas SA 85,426 6,084
Proximus SADP 95,313 871
6,955
Brazil - 1.0%
Ambev SA 1,590,038 4,487
B3 SA - Brasil Bolsa Balcao 280,625 861
Banco Bradesco SA - ADR 1,965,702 7,961
Lojas Renner SA 769,794 2,184
MercadoLibre , Inc.(Æ) 4,165 8,946
Natura Cosmeticos SA(Æ) 1,244,036 2,073
Telefonica Brasil SA 637,936 4,531
Ultrapar Participacoes SA 477,194 2,301
33,344
Canada - 1.5%
Air Canada Class B(Æ) 73,324 1,015
Alimentation Couche-Tard, Inc. 51,856 2,698
Barrick Mining Corp. 197,314 9,019
Brookfield Renewable Corp. 6,181 257
Cameco Corp. 12,429 1,537
Canadian Imperial Bank of Commerce 17,171 1,587
Canadian National Railway Co. 28,578 2,749
CCL Industries, Inc. Class B 42,141 2,540
Enbridge, Inc. 4,712 230
iA Financial Corp., Inc. 8,607 1,058
Imperial Oil, Ltd. 13,550 1,369
Intact Financial Corp. 2,844 518
Kinross Gold Corp. 51,923 1,635
Manulife Financial Corp. 74,381 2,833
Metro, Inc. Class A 11,683 776
New Gold, Inc.(Æ) 17,880 180
Nutrien , Ltd. 61,100 4,209
Pan American Silver Corp. 29,624 1,614
Royal Bank of Canada 47,911 7,977
Saputo, Inc. 13,226 399
Shopify, Inc. Class A(Æ) 29,399 3,858
Stantec , Inc. 24,480 2,426
Sun Life Financial, Inc. 6,691 422
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toronto-Dominion Bank (The) 3,970 371
Tourmaline Oil Corp. 13,197 624
51,901
China - 2.0%
Alibaba Group Holding, Ltd. 646,100 13,740
Alibaba Group Holding, Ltd. - ADR 22,615 3,835
Baidu, Inc. Class A(Æ) 292,150 5,633
China Mengniu Dairy Co., Ltd. 1,041,000 2,164
JD.com, Inc. Class A 154,550 2,224
Kuaishou Technology(Þ) 421,700 4,361
PDD Holdings, Inc. - ADR(Æ) 47,298 4,779
SITC International Holdings Co., Ltd. 119,000 442
Tencent Holdings, Ltd. 259,300 19,877
Trip.com Group, Ltd. - ADR 202,589 12,433
69,488
Denmark - 0.6%
Demant A/S(Æ) 22,996 808
DSV A/S 10,958 3,084
Genmab A/S(Æ) 6,573 2,143
H Lundbeck A/S 74,100 495
Novo Nordisk A/S Class B 250,744 14,864
21,394
Finland - 0.3%
Elisa Oyj 6,423 284
Konecranes Oyj 9,233 1,089
Nokia Oyj 1,194,735 7,685
Wartsila Oyj Abp Class B 36,318 1,474
10,532
France - 3.7%
Accor SA 58,334 3,166
Airbus SE 49,016 11,175
Arkema SA 38,388 2,334
AXA SA 105,357 4,814
BNP Paribas SA 203,747 21,863
Bureau Veritas SA 27,895 897
Carrefour SA 224,243 3,698
Cie de Saint-Gobain SA 44,747 4,429
Danone SA 44,927 3,505
Eiffage SA 5,363 794
Engie SA 318,138 9,483
EssilorLuxottica SA 4,247 1,300
Hermes International SCA 1,303 3,121
Legrand SA 18,896 3,019
LVMH Moet Hennessy Louis Vuitton SE 13,813 8,920
Orange SA 443,065 8,260
Renault SA 56,861 2,145
Societe Generale SA 202,353 17,690
Sodexo SA 24,103 1,232
Thales SA 6,365 1,931
TotalEnergies SE 154,206 11,215
Valeo SE 142,019 1,988
126,979
Germany - 2.6%
Aumovio SE(Æ) 26,246 1,267
BASF SE 104,763 5,709
Brenntag SE 26,219 1,597

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Continental AG 32,000 2,528
Daimler Truck Holding AG 234,224 11,371
Deutsche Telekom AG 133,939 4,472
Evonik Industries AG 163,726 2,542
Fresenius Medical Care AG 68,528 3,068
Fresenius SE & Co. KGaA 90,118 5,043
GEA Group AG 3,818 273
Henkel AG & Co. KGaA 5,206 430
Infineon Technologies AG 80,945 3,994
LEG Immobilien SE 19,290 1,390
Mercedes-Benz Group AG 27,851 1,908
Muenchener Rueckversicherungs-
Gesellschaft AG 6,655 4,042
Rheinmetall AG 2,185 4,613
SAP SE 14,542 2,940
Siemens AG 24,285 7,376
Siemens Energy AG 20,546 3,520
Siemens Healthineers AG(Þ) 99,270 4,960
Symrise AG 169,324 14,262
Volkswagen AG 7,630 931
Wacker Chemie AG 18,412 1,498
89,734
Hong Kong - 1.1%
AIA Group, Ltd. 1,367,748 15,796
ASMPT, Ltd. 223,800 2,998
CK Asset Holdings, Ltd. 546,500 3,216
Hong Kong Exchanges & Clearing, Ltd. 48,960 2,696
Power Assets Holdings, Ltd. 118,000 916
Prudential PLC 569,739 9,329
WH Group, Ltd.(Þ) 2,176,791 2,560
Yue Yuen Industrial Holdings, Ltd. 637,000 1,414
38,925
India - 0.4%
HDFC Bank, Ltd. - ADR 396,280 12,832
Indonesia - 0.1%
Bank Negara Indonesia Persero Tbk PT 10,293,300 2,755
Ireland - 0.4%
AIB Group PLC 586,515 6,605
Bank of Ireland Group PLC 328,487 6,688
Flutter Entertainment PLC(Æ) 12,079 1,979
15,272
Israel - 0.1%
Bank Leumi Le-Israel BM 66,328 1,599
Nice, Ltd.(Æ) 7,428 790
2,389
Italy - 1.0%
BPER Banca SpA 395,284 5,555
De' Longhi SpA 9,544 421
Eni SpA 333,066 6,804
Leonardo SpA 8,614 573
Recordati Industria Chimica e
Farmaceutica SpA 4,903 270
Ryanair Holdings PLC - ADR 56,507 3,989
UniCredit SpA 158,085 13,765
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Unipol Assicurazioni SpA 76,372 1,700
33,077
Japan - 5.8%
Advantest Corp. 27,700 4,545
Alfresa Holdings Corp. 97,400 1,570
Alps Alpine Co., Ltd. 34,500 450
Amada Co., Ltd. 116,600 1,494
Astellas Pharma, Inc. 125,400 1,740
Bridgestone Corp. 57,000 1,285
Canon, Inc. 129,200 3,916
Chiba Bank, Ltd. (The) 429,500 5,793
Dai-ichi Life Holdings, Inc. 165,700 1,450
Denso Corp. 97,700 1,355
Dentsu Group, Inc. 134,800 2,640
Eisai Co., Ltd. 86,100 2,404
FUJIFILM Holdings Corp. 172,300 3,441
Hakuhodo DY Holdings, Inc. 156,600 1,170
Hino Motors, Ltd.(Æ) 269,200 725
Hitachi, Ltd. 161,800 5,616
Honda Motor Co., Ltd. 424,031 4,275
Horiba, Ltd. 15,900 1,886
Hoya Corp. 73,100 12,297
Isuzu Motors, Ltd. 26,800 431
Japan Airlines Co., Ltd. 86,800 1,645
Japan Post Insurance Co., Ltd. Class A 167,400 5,171
JGC Holdings Corp. 146,000 2,045
Kao Corp. 33,600 1,342
Keyence Corp. 25,700 9,391
Kioxia Holdings Corp.(Æ) 6,400 889
Koito Manufacturing Co., Ltd. 188,800 2,950
Kubota Corp. 352,900 5,413
Kyocera Corp. 234,100 3,497
Mitsubishi Estate Co., Ltd. 213,800 5,455
Mitsubishi Gas Chemical Co., Inc. 108,900 2,164
Mitsubishi UFJ Financial Group, Inc. 22,100 400
Mitsui Chemicals, Inc. 43,500 635
Mitsui Fudosan Co., Ltd. 109,900 1,261
Mizuho Financial Group, Inc. 41,700 1,831
MS&AD Insurance Group Holdings, Inc. 12,900 328
Nikon Corp. 119,400 1,500
Nintendo Co., Ltd. 36,200 2,260
Nippon Television Holdings, Inc. 38,600 927
Nissan Motor Co., Ltd.(Æ) 750,000 1,819
ORIX Corp. 60,308 1,834
Otsuka Corp. 162,400 3,215
Persol Holdings Co., Ltd. 1,077,300 1,882
Resona Holdings, Inc. 567,300 6,552
Rinnai Corp. 70,300 1,848
Rohm Co., Ltd. 276,500 4,826
Sega Sammy Holdings, Inc. 66,200 1,036
Shin-Etsu Chemical Co., Ltd. 93,500 3,089
Shionogi & Co., Ltd. 60,700 1,248
SoftBank Corp. 1,789,400 2,421
Sompo Holdings, Inc. 40,200 1,392
Sony Group Corp. 239,200 5,297
Stanley Electric Co., Ltd. 94,229 1,858
Subaru Corp. 146,485 3,181
Sumitomo Heavy Industries, Ltd. 49,600 1,546
Sumitomo Metal Mining Co., Ltd. 35,600 2,048

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sumitomo Mitsui Financial Group, Inc. 302,200 10,598
Sumitomo Mitsui Trust Group, Inc. 204,900 6,785
Sumitomo Rubber Industries, Ltd. 103,000 1,664
T&D Holdings, Inc. 303,700 7,491
Taiheiyo Cement Corp. 39,600 1,086
Takeda Pharmaceutical Co., Ltd. 86,700 2,968
THK Co., Ltd. 54,100 1,608
Tokio Marine Holdings, Inc. 132,100 4,916
Tokyo Century Corp. 19,000 264
Toyota Motor Corp. 139,400 3,159
Toyota Tsusho Corp. 5,400 196
Trend Micro, Inc. 47,200 1,844
Tsuruha Holdings, Inc. 134,500 2,143
Yamato Holdings Co., Ltd. 160,400 2,096
199,497
Luxembourg - 0.0%
RTL Group SA 20,135 879
Mexico - 0.1%
America Movil SAB de CV - ADR 229,575 4,752
Netherlands - 2.6%
ABN AMRO Bank NV(Þ) 227,296 8,372
Argenx SE(Æ) 3,804 3,197
ASML Holding NV 9,325 13,253
Heineken Holding NV 9,538 704
Heineken NV 135,733 11,180
ING Groep NV 701,293 20,645
Koninklijke Philips NV 231,609 6,653
Magnum Ice Cream Co. NV (The)(Æ) 23,315 414
NN Group NV 108,674 8,590
Randstad NV 65,209 2,333
Universal Music Group NV 467,270 11,454
VEON, Ltd. - ADR(Æ) 12,474 682
87,477
Nigeria - 0.0%
Airtel Africa PLC(Þ) 161,063 705
Norway - 0.0%
Aker ASA Class A 3,380 311
Norsk Hydro ASA 46,230 413
Orkla ASA 62,566 742
1,466
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 280,696 —
Gazprom PJSC - ADR(Æ)(Š) 38,324 —
LUKOIL PJSC(Æ)(Š) 3,764 —
LUKOIL PJSC - ADR(Æ)(Š) 5,353 —
Mobile TeleSystems PJSC - ADR(Æ)(Š) 105,880 —
Sberbank of Russia PJSC(Æ)(Š) 303,624 —
—
Singapore - 0.5%
DBS Group Holdings, Ltd. 118,624 5,528
Oversea-Chinese Banking Corp., Ltd. 119,300 1,994
Singapore Telecommunications, Ltd. 515,000 1,859
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Overseas Bank, Ltd. 211,827 6,381
15,762
South Africa - 0.3%
Anglo American PLC 65,359 3,029
MTN Group, Ltd. 474,096 5,311
Old Mutual, Ltd. 3,122,135 3,015
11,355
South Korea - 1.7%
Coway Co., Ltd. 16,248 941
Hankook Tire & Technology Co., Ltd. 31,729 1,402
Hyundai Mobis Co., Ltd. 14,225 4,441
KB Financial Group, Inc. 49,467 4,644
KT Corp. - ADR 175,093 3,663
LG Electronics, Inc. Class H 11,473 791
Samsung Electronics Co., Ltd. 208,580 23,301
Shinhan Financial Group Co., Ltd. 172,526 10,112
SK Hynix, Inc. 4,541 2,876
SK Telecom Co., Ltd. 122,350 6,165
58,336
Spain - 0.4%
Banco de Sabadell SA 50,062 198
Industria de Diseno Textil SA 178,422 11,648
Mapfre SA 76,862 352
12,198
Sweden - 0.6%
Atlas Copco AB Class B 59,756 1,077
Essity AB Class B 37,110 1,097
Industrivarden AB Class A 7,449 373
Investor AB Class B 81,704 3,158
SKF AB Class B 190,185 4,961
Telefonaktiebolaget LM Ericsson Class B 872,310 9,484
20,150
Switzerland - 1.3%
Adecco Group AG 73,218 2,150
Cie Financiere Richemont SA Class A 21,664 4,195
Galderma Group AG 16,983 3,161
Logitech International SA 4,639 398
SGS SA 12,778 1,533
Sonova Holding AG 2,765 756
Swatch Group AG (The) Class B 16,169 3,823
TE Connectivity PLC 5,482 1,221
UBS Group AG 458,337 21,718
Zurich Insurance Group AG 6,660 4,731
43,686
Taiwan - 2.7%
Taiwan Semiconductor Manufacturing
Co., Ltd. 253,000 14,219
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 232,010 76,693
90,912
Thailand - 0.3%
Kasikornbank PCL - NVDR 1,412,000 8,439

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Turkey - 0.0%
Coca-Cola Icecek AS 178,901 296
United Kingdom - 4.8%
3i Group PLC 28,559 1,313
AstraZeneca PLC 22,353 4,150
AstraZeneca PLC - ADR 74,027 6,868
BAE Systems PLC 71,436 1,927
Barclays PLC 37,150 248
British American Tobacco PLC 248,615 15,022
British Land Co. PLC (The)(ö) 439,438 2,500
BT Group PLC 2,008,119 5,284
Burberry Group PLC(Æ) 154,568 2,313
CK Hutchison Holdings, Ltd. Class B 446,500 3,624
Compass Group PLC 284,266 8,515
DCC PLC 53,697 3,409
easyJet PLC 692,069 4,530
Hikma Pharmaceuticals PLC 98,881 2,073
HSBC Holdings PLC 475,014 8,418
Imperial Brands PLC 21,951 923
International Consolidated Airlines Group
SA 57,904 332
Intertek Group PLC 8,270 506
J Sainsbury PLC 395,358 1,731
JET2 PLC 43,559 738
Kingfisher PLC 1,015,836 4,691
Klarna Group PLC(Æ) 93,362 2,154
Land Securities Group PLC(ö) 314,723 2,805
Lloyds Banking Group PLC 7,324,095 10,865
NatWest Group PLC 1,095,893 10,040
Next PLC 8,830 1,604
Pearson PLC 30,877 406
Persimmon PLC Class A 35,109 676
Reckitt Benckiser Group PLC 119,310 9,946
RELX PLC 277,901 9,853
Standard Chartered PLC 529,869 13,530
Subsea 7 SA 12,675 323
Tate & Lyle PLC 292,330 1,506
TechnipFMC PLC 55,066 3,068
Unilever PLC 210,225 14,256
Unite Group PLC (The)(ö) 209,978 1,633
WPP PLC 485,339 2,021
163,801
United States - 56.0%
Abbott Laboratories 28,764 3,144
AbbVie, Inc. 29,265 6,526
Accenture PLC Class A 82,326 21,704
Adobe, Inc.(Æ) 14,941 4,381
Advanced Micro Devices, Inc.(Æ) 20,370 4,822
Agilent Technologies, Inc. 3,871 518
Airbnb, Inc. Class A(Æ) 136,087 17,606
Allstate Corp. (The) 22,577 4,493
Alphabet, Inc. Class A 70,282 23,755
Alphabet, Inc. Class C 324,876 109,980
Altria Group, Inc. 64,673 4,009
Amazon.com, Inc.(Æ) 352,974 84,467
American Express Co. 9,295 3,273
American Financial Group, Inc. 10,283 1,340
American Tower Corp.(ö) 13,018 2,334
Ameriprise Financial, Inc. 8,416 4,437
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Amphenol Corp. Class A 10,622 1,530
Analog Devices, Inc. 23,626 7,345
AP Moller - Maersk A/S Class A 506 1,242
AP Moller - Maersk A/S Class B 1,106 2,743
API Group Corp.(Æ) 14,561 605
Apollo Global Management, Inc. 4,188 563
Apple, Inc. 367,075 95,249
Applied Materials, Inc. 81,994 26,428
Arch Capital Group, Ltd.(Æ) 10,179 978
Arista Networks, Inc.(Æ) 41,517 5,885
Armstrong World Industries, Inc. 5,533 1,017
Astera Labs, Inc.(Æ) 4,409 664
Autodesk, Inc.(Æ) 8,192 2,072
Automatic Data Processing, Inc. 24,113 5,952
Baker Hughes Co. 221,513 12,414
Bank of America Corp. 338,395 18,003
Berkshire Hathaway, Inc. Class B(Æ) 11,986 5,760
Best Buy Co., Inc. 42,039 2,737
BlackRock, Inc. 6,152 6,884
Blackstone, Inc. Class A 61,957 8,824
Boeing Co. (The)(Æ) 9,869 2,307
Booking Holdings, Inc. 2,444 12,224
Boston Scientific Corp.(Æ) 18,026 1,686
BP PLC 1,653,861 10,458
Bristol-Myers Squibb Co. 86,367 4,755
Broadcom, Inc. 142,196 47,110
Brown & Brown, Inc. 8,799 634
Builders FirstSource , Inc.(Æ) 1,850 212
BWX Technologies, Inc. 20,325 4,175
Capital One Financial Corp. 79,244 17,349
Cardinal Health, Inc. 6,182 1,328
Carlisle Cos., Inc. 702 239
CF Industries Holdings, Inc. 2,569 240
CH Robinson Worldwide, Inc. 2,639 514
Charles Schwab Corp. (The) 212,946 22,129
Chevron Corp. 37,953 6,714
Chipotle Mexican Grill, Inc. Class A(Æ) 294,511 11,448
Church & Dwight Co., Inc. 184,571 17,765
Cigna Group (The) 36,069 9,887
Cincinnati Financial Corp. 15,564 2,504
Cintas Corp. 19,834 3,796
Cisco Systems, Inc. 103,403 8,099
Citigroup, Inc. 33,700 3,899
CME Group, Inc. Class A 92,875 26,846
Coca-Cola Co. (The) 22,875 1,711
Coca-Cola Consolidated, Inc. 9,142 1,390
Cognizant Technology Solutions Corp.
Class A 66,651 5,469
Comfort Systems USA, Inc. 939 1,072
ConocoPhillips 10,863 1,132
Copart , Inc.(Æ) 13,656 554
Corning, Inc. 72,397 7,475
Costco Wholesale Corp. 9,031 8,491
Coterra Energy, Inc. 7,734 223
Crowdstrike Holdings, Inc. Class A(Æ) 532 235
Cummins, Inc. 5,648 3,269
Danaher Corp. 27,462 6,011
Darden Restaurants, Inc. 19,508 3,889
Deckers Outdoor Corp.(Æ) 37,521 4,478
Delta Air Lines, Inc. 133,936 8,825

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Devon Energy Corp. 9,096 366
Dexcom , Inc.(Æ) 173,764 12,692
Diamondback Energy, Inc. 1,715 281
DocuSign, Inc.(Æ) 2,857 150
Dollar General Corp. 26,168 3,753
DoorDash , Inc. Class A(Æ) 14,816 3,032
Doximity , Inc. Class A(Æ) 23,200 869
DraftKings , Inc. Class A(Æ) 19,518 537
EchoStar Corp. Class A(Æ) 16,076 1,820
Ecolab, Inc. 784 221
Edison International 34,180 2,129
Edwards Lifesciences Corp.(Æ) 38,413 3,125
Electronic Arts, Inc. 2,775 566
Elevance Health, Inc. 28,219 9,756
Eli Lilly & Co. 20,576 21,340
EMCOR Group, Inc. 6,619 4,771
EOG Resources, Inc. 6,655 746
Equifax, Inc. 54,108 10,897
Equity LifeStyle Properties, Inc. Class
A(ö) 43,930 2,775
Erie Indemnity Co. Class A 4,411 1,248
Expand Energy Corp. 2,384 268
Expedia Group, Inc. 707 187
Expeditors International of Washington,
Inc. 2,045 328
Exxon Mobil Corp. 96,182 13,600
F5, Inc.(Æ) 2,045 564
Fastenal Co. 29,133 1,263
FedEx Corp. 3,451 1,112
Fiserv, Inc.(Æ) 6,946 443
Fortinet, Inc.(Æ) 7,793 633
Fox Corp. Class A 24,279 1,767
Fox Corp. Class B 63,208 4,145
Garmin, Ltd. 1,328 268
GE Vernova , Inc. 1,086 789
General Dynamics Corp. 51,637 18,129
General Electric Co. 3,589 1,101
General Motors Co. 55,615 4,672
Gilead Sciences, Inc. 72,989 10,361
Goldman Sachs Group, Inc. (The) 5,702 5,334
Graco , Inc. 35,299 3,083
GSK PLC 824,552 21,172
Haleon PLC 3,581,055 18,593
Hartford Insurance Group, Inc. (The) 25,638 3,463
HCA Healthcare, Inc. 48,051 23,462
Hershey Co. (The) 22,327 4,348
Holcim AG(Æ) 24,977 2,574
Home Depot, Inc. (The) 13,836 5,183
Hormel Foods Corp. 103,677 2,551
Howmet Aerospace, Inc. 7,964 1,657
Hubbell, Inc. Class B 9,069 4,425
HubSpot , Inc.(Æ) 1,161 325
IDEX Corp. 16,421 3,260
IDEXX Laboratories, Inc.(Æ) 5,341 3,581
Illumina, Inc.(Æ) 3,470 502
Insulet Corp.(Æ) 11,693 2,991
Intercontinental Exchange, Inc. 38,902 6,760
Intuit, Inc. 15,078 7,523
Intuitive Surgical, Inc.(Æ) 15,299 7,714
Jack Henry & Associates, Inc. 10,287 1,844
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Johnson & Johnson 83,013 18,865
JPMorgan Chase & Co. 54,660 16,720
Keysight Technologies, Inc.(Æ) 3,547 767
Kroger Co. (The) 13,296 836
Lam Research Corp. 34,302 8,008
Las Vegas Sands Corp. 63,137 3,329
Linde PLC 52,477 23,980
Lockheed Martin Corp. 5,458 3,462
LPL Financial Holdings, Inc. 2,155 785
Lululemon Athletica , Inc.(Æ) 1,114 194
Marsh & McLennan Cos., Inc. 33,198 6,248
MasTec , Inc.(Æ) 10,735 2,582
Mastercard , Inc. Class A 60,281 32,479
McDonald's Corp. 22,047 6,945
Medtronic PLC 23,248 2,394
Merck & Co., Inc. 97,679 10,771
Meta Platforms, Inc. Class A 102,069 73,132
MetLife, Inc. 31,473 2,483
Micron Technology, Inc. 22,622 9,385
Microsoft Corp. 189,801 81,669
Monolithic Power Systems, Inc. 1,186 1,333
Monster Beverage Corp.(Æ) 72,811 5,880
Nasdaq, Inc. 41,294 4,001
Nestle SA 85,316 8,109
NetApp, Inc. 34,334 3,308
Netflix, Inc. Class B(Æ) 91,478 7,638
Newmont Corp. 17,975 2,019
Nextpower , Inc. Class A(Æ) 31,537 3,693
NIKE, Inc. Class B 12,946 800
Nordson Corp. 12,011 3,297
Northrop Grumman Corp. 18,809 13,021
Novartis AG 96,640 14,354
NVIDIA Corp. 456,192 87,192
NVR, Inc.(Æ) 30 229
Old Dominion Freight Line, Inc. 4,067 704
ON Semiconductor Corp.(Æ) 5,502 330
Oracle Corp. 18,611 3,063
O'Reilly Automotive, Inc.(Æ) 15,494 1,525
Packaging Corp. of America 11,956 2,661
Palantir Technologies, Inc. Class A(Æ) 60,722 8,901
Palo Alto Networks, Inc.(Æ) 1,145 203
Parker-Hannifin Corp. 5,566 5,209
Paychex, Inc. 6,968 719
PepsiCo, Inc. 66,846 10,270
PG&E Corp. 111,488 1,719
Philip Morris International, Inc. 32,810 5,887
Pilgrim's Pride Corp. 28,580 1,240
Pinterest, Inc. Class A(Æ) 13,804 305
Principal Financial Group, Inc. 24,493 2,320
Procter & Gamble Co. (The) 90,690 13,764
Progressive Corp. (The) 46,625 9,698
PulteGroup, Inc. 5,628 704
QUALCOMM, Inc. 19,705 2,987
Regeneron Pharmaceuticals, Inc. 738 547
Reliance, Inc. 11,357 3,742
ResMed , Inc. 3,065 792
ROBLOX Corp. Class A(Æ) 41,297 2,716
Roche Holding AG 48,190 21,888
Rockwell Automation, Inc. 2,767 1,167
Ross Stores, Inc. 10,887 2,054

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
72 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RPM International, Inc. 1,517 162
RTX Corp. 43,331 8,706
Salesforce, Inc. 50,943 10,815
Sanofi SA 148,445 13,965
Schneider Electric SE 70,993 20,251
Seagate Technology Holdings PLC 64,604 26,338
ServiceNow , Inc.(Æ) 2,135 250
Shell PLC 335,969 12,877
Smithfield Foods, Inc. 59,921 1,432
Snap-on, Inc. 549 201
Snowflake, Inc. Class A(Æ) 11,928 2,299
Spotify Technology SA(Æ) 4,958 2,481
Starbucks Corp. 34,573 3,179
STERIS PLC 3,127 821
Synopsys, Inc.(Æ) 18,302 8,513
Take-Two Interactive Software, Inc.(Æ) 16,244 3,579
Target Corp. 5,231 552
Tesla, Inc.(Æ) 21,011 9,043
Texas Instruments, Inc. 5,108 1,101
Texas Pacific Land Corp. 798 278
TJX Cos., Inc. (The) 63,305 9,484
T-Mobile US, Inc. 15,697 3,096
Tractor Supply Co. 4,050 206
Trane Technologies PLC 1,983 834
TransDigm Group, Inc. 11,397 16,270
Travelers Cos., Inc. (The) 18,574 5,284
Uber Technologies, Inc.(Æ) 231,475 18,530
Ulta Beauty, Inc.(Æ) 7,063 4,572
Union Pacific Corp. 27,337 6,427
United Airlines Holdings, Inc.(Æ) 77,150 7,894
United Parcel Service, Inc. Class B 6,028 640
United Rentals, Inc. 1,260 985
United Therapeutics Corp.(Æ) 1,126 529
UnitedHealth Group, Inc. 59,547 17,086
Valero Energy Corp. 4,057 736
Veeva Systems, Inc. Class A(Æ) 3,084 629
VeriSign, Inc. 13,773 3,364
Verisk Analytics, Inc. Class A 3,189 693
Vertex Pharmaceuticals, Inc.(Æ) 24,206 11,374
Vertiv Holdings Co. Class A 65,899 12,269
Viking Holdings, Ltd.(Æ) 45,925 3,313
Visa, Inc. Class A 31,376 10,098
W.R. Berkley Corp. 38,177 2,618
W.W. Grainger, Inc. 650 702
Walmart, Inc. 34,234 4,079
Waste Management, Inc. 69,702 15,491
Waters Corp.(Æ) 1,619 600
Watsco , Inc. 570 220
Wells Fargo & Co. 3,761 340
Welltower , Inc.(ö) 52,964 9,976
Williams-Sonoma, Inc. 20,980 4,294
Workday, Inc. Class A(Æ) 3,921 689
Xylem, Inc. 31,621 4,360
Zoetis, Inc. Class A 4,872 608
Zoom Communications, Inc. Class A(Æ) 2,199 203
1,915,634
Zambia - 0.0%
First Quantum Minerals, Ltd.(Æ) 7,688 217
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Common Stocks
(cost $2,413,848) 3,174,643
Preferred Stocks - 0.4%
Brazil - 0.0%
Raizen SA
0.000% (Æ) 2,492,790 488
Germany - 0.4%
Henkel AG & Co. KGaA
2.440% (Ÿ) 50,936 4,478
Porsche Automobil Holding SE
5.297% (Ÿ) 34,825 1,496
Volkswagen AG
6.335% (Ÿ) 47,977 5,840
11,814
Total Preferred Stocks
(cost $12,714) 12,302
Short-Term Investments - 11.9%
United States - 11.9%
U.S. Cash Management Fund(@) 406,291,275 (∞) 406,210
Total Short-Term Investments
(cost $406,214) 406,210
Total Investments - 105.1%
(identified cost $2,832,776) 3,593,155
Other Assets and Liabilities,
Net - (5.1)%
(173,846)
Net Assets - 100.0%
3,419,309

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 73
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
0.6%
ABN AMRO Bank NV 03/26/20 EUR 227,296 19.41 4,412
8,372
Airtel Africa PLC 09/09/25 GBP 161,063 3.61 581
705
Kuaishou Technology 11/01/24 HKD 421,700 7.26 3,061
4,361
Siemens Healthineers AG 09/25/25 EUR 99,270 52.09 5,171
4,960
WH Group, Ltd. 11/10/22 HKD 2,176,791 0.74 1,612 2,560
20,958
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 378 USD 49,605 03/26
1,061
S&P 500 E-Mini Index Futures 1,294 USD 450,684 03/26
7,210
S&P/TSX 60 Index Futures 185 CAD 68,550 03/26
79
SPI 200 Index Futures 117 AUD 25,819 03/26 401
Short Positions
CAC40 Euro Index Futures 273 EUR 22,213 02/26
528
DAX Index Futures 33 EUR 20,308 03/26
(109)
EURO STOXX 50 Index Futures 222 EUR 13,211 03/26
(347)
FTSE 100 Index Futures 739 GBP 75,300 03/26
(3,353)
FTSE/MIB Index Futures 31 EUR 7,077 03/26
(125)
Hang Seng Index Futures 35 HKD 48,125 02/26
(156)
IBEX 35 Index Futures 48 EUR 8,580 02/26
(62)
MSCI Emerging Markets Index Futures 2,013 USD 153,068 03/26
(11,356)
MSCI Singapore Index Futures 151 SGD 6,944 02/26
(19)
OMXS30 Index Futures 198 SEK 59,935 02/26
(61)
TOPIX Index Futures 41 JPY 1,466,570 03/26 (12)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (6,321)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 235 AUD 350 03/18/26 8
Bank of America USD 576 CAD 784 02/02/26 —
Bank of America USD 1,470 CHF 1,134 02/03/26 (3)
Bank of America USD 745 DKK 4,682 02/03/26 (2)
Bank of America USD 27,090 EUR 22,818 02/03/26 (43)
Bank of America USD 8,016 GBP 5,847 02/03/26 (15)
Bank of America USD 4,179 HKD 32,626 02/03/26 (2)
Bank of America USD 9,537 JPY 1,469,696 02/03/26 (40)
Bank of America USD 787 SEK 6,986 02/03/26 (3)
Bank of America USD 415 ZAR 6,645 02/04/26 (4)
Bank of America DKK 11,970 USD 1,904 02/03/26 4
Bank of America SEK 1,750 USD 192 03/18/26 (5)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
74 Global Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America SGD 520 USD 410 02/03/26 1
Barclays SEK 16,400 USD 1,857 03/18/26 11
BNP Paribas USD 6,122 AUD 9,230 03/18/26 304
BNP Paribas USD 38,333 EUR 32,000 03/18/26 (325)
BNP Paribas USD 9,797 JPY 1,519,196 03/18/26 56
BNP Paribas USD 31,781 JPY 4,900,000 03/18/26 (3)
BNP Paribas USD 6,957 SEK 64,300 03/18/26 277
BNP Paribas CHF 9,271 USD 11,668 03/18/26 (381)
BNP Paribas EUR 20,682 USD 24,191 03/18/26 (375)
BNP Paribas GBP 11,551 USD 15,384 03/18/26 (420)
BNP Paribas JPY 1,777,000 USD 11,562 03/18/26 37
Citigroup USD 14,067 GBP 10,500 03/18/26 300
Citigroup GBP 39,700 USD 53,403 03/18/26 (917)
Commonwealth Bank of Australia USD 17,326 GBP 12,600 03/18/26 (86)
HSBC USD 6,134 AUD 9,230 03/18/26 293
HSBC USD 9,789 JPY 1,519,196 03/18/26 64
HSBC CHF 9,271 USD 11,664 03/18/26 (385)
HSBC EUR 20,682 USD 24,189 03/18/26 (377)
HSBC GBP 11,551 USD 15,388 03/18/26 (418)
Morgan Stanley USD 6,125 AUD 9,230 03/18/26 302
Morgan Stanley USD 1,612 CAD 2,230 03/18/26 29
Morgan Stanley USD 92,086 EUR 78,000 03/18/26 559
Morgan Stanley USD 9,800 JPY 1,519,196 03/18/26 53
Morgan Stanley USD 3,459 SEK 30,500 03/18/26 (28)
Morgan Stanley CHF 9,271 USD 11,671 03/18/26 (378)
Morgan Stanley EUR 2,330 USD 2,730 03/18/26 (37)
Morgan Stanley EUR 20,682 USD 24,204 03/18/26 (362)
Morgan Stanley GBP 1,750 USD 2,358 03/18/26 (36)
Morgan Stanley GBP 11,551 USD 15,396 03/18/26 (409)
Morgan Stanley JPY 31,180 USD 198 03/18/26 (4)
Royal Bank of Canada USD 6,130 AUD 9,230 03/18/26 297
Royal Bank of Canada USD 9,805 JPY 1,519,196 03/18/26 47
Royal Bank of Canada USD 28,166 JPY 4,370,000 03/18/26 176
Royal Bank of Canada CHF 9,271 USD 11,672 03/18/26 (376)
Royal Bank of Canada EUR 13,000 USD 15,365 03/18/26 (76)
Royal Bank of Canada EUR 19,950 USD 23,781 03/18/26 86
Royal Bank of Canada EUR 20,682 USD 24,207 03/18/26 (359)
Royal Bank of Canada EUR 81,200 USD 95,906 03/18/26 (540)
Royal Bank of Canada GBP 5,700 USD 7,821 03/18/26 22
Royal Bank of Canada GBP 11,551 USD 15,398 03/18/26 (407)
Royal Bank of Canada SEK 68,200 USD 7,426 03/18/26 (248)
State Street USD 25 AUD 35 02/03/26 —
State Street USD 58 AUD 84 02/03/26 —
State Street USD 100 AUD 143 02/03/26 —
State Street USD 204 AUD 293 02/03/26 —
State Street USD 241 AUD 345 02/03/26 —
State Street USD 331 AUD 475 02/03/26 (1)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 75
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 1,904 CAD 2,625 03/18/26 27
State Street USD 27 CHF 21 02/03/26 —
State Street USD 31 CHF 24 02/03/26 —
State Street USD 84 CHF 65 02/03/26 —
State Street USD 385 CHF 297 02/03/26 (1)
State Street USD 39 DKK 243 02/03/26 —
State Street USD 81 DKK 509 02/03/26 —
State Street USD 165 DKK 1,036 02/03/26 —
State Street USD 230 DKK 1,449 02/03/26 —
State Street USD 25 EUR 21 02/03/26 —
State Street USD 25 EUR 21 02/03/26 —
State Street USD 33 EUR 27 02/03/26 —
State Street USD 33 EUR 28 02/03/26 —
State Street USD 44 EUR 37 02/03/26 —
State Street USD 72 EUR 61 02/03/26 —
State Street USD 84 EUR 71 02/03/26 —
State Street USD 105 EUR 88 02/03/26 —
State Street USD 114 EUR 96 02/03/26 —
State Street USD 132 EUR 111 02/03/26 —
State Street USD 150 EUR 127 02/03/26 —
State Street USD 151 EUR 127 02/03/26 —
State Street USD 197 EUR 166 02/03/26 —
State Street USD 252 EUR 213 02/03/26 —
State Street USD 272 EUR 229 02/03/26 —
State Street USD 343 EUR 289 02/03/26 (1)
State Street USD 368 EUR 310 02/03/26 (1)
State Street USD 434 EUR 366 02/03/26 (1)
State Street USD 442 EUR 372 02/03/26 (1)
State Street USD 468 EUR 394 02/03/26 (1)
State Street USD 1,056 EUR 889 02/03/26 (3)
State Street USD 27 GBP 20 02/03/26 —
State Street USD 55 GBP 40 02/03/26 —
State Street USD 66 GBP 48 02/03/26 —
State Street USD 71 GBP 52 02/03/26 —
State Street USD 72 GBP 53 02/03/26 —
State Street USD 107 GBP 78 02/03/26 —
State Street USD 125 GBP 91 02/03/26 —
State Street USD 143 GBP 105 02/03/26 —
State Street USD 180 GBP 132 02/03/26 —
State Street USD 34 HKD 263 02/03/26 —
State Street USD 210 HKD 1,642 02/03/26 —
State Street USD 25 JPY 3,870 02/03/26 —
State Street USD 26 JPY 4,065 02/03/26 —
State Street USD 29 JPY 4,498 02/03/26 —
State Street USD 33 JPY 5,046 02/03/26 —
State Street USD 48 JPY 7,423 02/03/26 —
State Street USD 65 JPY 10,114 02/03/26 —

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
76 Global Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 75 JPY 11,661 02/03/26 —
State Street USD 97 JPY 14,974 02/03/26 —
State Street USD 141 JPY 21,742 02/03/26 —
State Street USD 143 JPY 22,055 02/03/26 —
State Street USD 171 JPY 26,383 02/03/26 —
State Street USD 181 JPY 27,957 02/03/26 —
State Street USD 196 JPY 30,249 02/03/26 —
State Street USD 196 JPY 30,254 02/03/26 —
State Street USD 245 JPY 37,854 02/03/26 —
State Street USD 1,329 JPY 205,391 02/03/26 (3)
State Street USD 25 NOK 238 02/03/26 —
State Street USD 25 NOK 240 02/03/26 —
State Street USD 168 NZD 290 03/18/26 6
State Street USD 29 SEK 255 02/03/26 —
State Street USD 110 SEK 976 02/03/26 —
State Street USD 243 SEK 2,163 02/03/26 —
State Street USD 212 SGD 269 02/03/26 —
State Street DKK 27,019 USD 4,233 03/18/26 (67)
State Street EUR 208 USD 248 02/03/26 —
State Street EUR 254 USD 302 02/03/26 1
State Street EUR 493 USD 585 02/03/26 1
State Street GBP 2 USD 3 02/02/26 —
State Street HKD 2,830 USD 365 03/18/26 1
State Street JPY 21 USD — 02/02/26 —
State Street JPY 38,459 USD 249 02/03/26 —
State Street JPY 158,220 USD 1,024 02/03/26 1
State Street JPY 6,178,500 USD 39,653 03/18/26 (418)
State Street NOK 29,929 USD 2,947 03/18/26 (161)
State Street SEK 9,218 USD 993 03/18/26 (45)
State Street SGD 120 USD 93 03/18/26 (2)
Toronto Dominion Bank USD 13,114 CAD 18,000 03/18/26 130
Toronto Dominion Bank USD 18,520 JPY 2,826,000 03/18/26 (192)
Westpac USD 6,130 AUD 9,230 03/18/26 297
Westpac USD 9,800 JPY 1,519,196 03/18/26 52
Westpac CHF 9,271 USD 11,669 03/18/26 (380)
Westpac EUR 20,682 USD 24,204 03/18/26 (362)
Westpac GBP 11,551 USD 15,405 03/18/26 (399)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (5,661)
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation) $
Fair Value
$
Long

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 77
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation) $
Fair Value
$
A.P. Moller-Maersk JPMorgan Chase USD 243 OBFR + 0.300%
(1)
03/02/27 243 5 248
Aker JPMorgan Chase USD 9 OBFR + 0.300%
(1)
03/02/27 9 — 9
Apple, Inc. JPMorgan Chase USD 26 OBFR + 0.300%
(1)
03/01/27 26 — 26
ASML Holding JPMorgan Chase USD 146 OBFR + 0.300%
(1)
03/02/27 146 (4) 142
Bank Leumi Le-Israel JPMorgan Chase USD 2 OBFR + 0.800%
(1)
03/02/27 2 — 2
BP PLC JPMorgan Chase USD 1 OBFR + 0.300%
(1)
03/02/27 1 — 1
Brambles Ltd. JPMorgan Chase USD 2 OBFR + 0.350%
(1)
03/02/27 2 — 2
Compagnie Financiere
Richemont JPMorgan Chase USD 20 OBFR + 0.300%
(1)
03/02/27 20 — 20
Hong Kong Exchanges &
Clearing JPMorgan Chase USD 5 OBFR + 0.400%
(1)
03/02/27 5 — 5
LM Ericsson JPMorgan Chase USD 1 OBFR + 0.300%
(1)
03/02/27 1 — 1
Royal Bank of Canada JPMorgan Chase USD 17 OBFR + 0.300%
(1)
03/01/27 17 — 17
Toyota Motor Corp. JPMorgan Chase USD 2 OBFR + 0.250%
(1)
03/02/27 2 — 2
Total Open Total Return Swap Contracts (å) 474 1 475
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 13,275 $ — $ — $ 13,275
Austria — 10,229 — — 10,229
Belgium — 6,955 — — 6,955
Brazil 33,344 — — — 33,344
Canada 51,901 — — — 51,901
China 23,271 46,217 — — 69,488
Denmark — 21,394 — — 21,394
Finland — 10,532 — — 10,532
France 1,232 125,74 7 — — 126,9 79
Germany — 89,734 — — 89,734
Hong Kong — 38,925 — — 38,925
India 12,832 — — — 12,832
Indonesia — 2,755 — — 2,755
Ireland — 15,272 — — 15,272
Israel — 2,389 — — 2,389
Italy 3,989 29,088 — — 33,077
Japan 196 199,301 — — 199,497
Luxembourg — 879 — — 879
Mexico 4,752 — — — 4,752

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
78 Global Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Netherlands 1,096 86,381 — — 87,477
Nigeria — 705 — — 705
Norway — 1,466 — — 1,466
Russia — — — — —
Singapore — 15,762 — — 15,762
South Africa — 11,355 — — 11,355
South Korea 3,663 54,673 — — 58,336
Spain 198 12,000 — — 12,198
Sweden — 20,150 — — 20,150
Switzerland 1,221 42,465 — — 43,686
Taiwan 76,693 14,219 — — 90,912
Thailand — 8,439 — — 8,439
Turkey — 296 — — 296
United Kingdom 12,090 151,71 1 — — 163,80 1
United States 1,767,40 8 148,226 — — 1,915,63 4
Zambia 217 — — — 217
Preferred Stocks 488 11,814 — — 12,302
Short-Term Investments — — — 406,210 406,210
Total Investments 1,994,5 9 1 1,192,35 4 — 406,210 3,593,155
Other Financial Instruments
Assets
Futures Contracts 9,279 — — — 9,279
Foreign Currency Exchange Contracts 9 3,433 — — 3,442
Total Return Swap Contracts — 475 — — 475
Liabilities
Futures Contracts (15,600) — — — (15,600)
Foreign Currency Exchange Contracts (132) (8,971) — — (9,103)
Total Other Financial Instruments
*
$ (6,444) $ (5,063) $ — $ — $ (11,507)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 79
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 392,322 11 .5
Consumer Staples ............................................................................... 177,762 5 .2
Energy ................................................................................................ 110,746 3 .2
Financial Services .............................................................................. 667,847 19 .6
Health Care ........................................................................................ 339,978 9 .9
Materials and Processing ................................................................... 121,766 3 .6
Producer Durables .............................................................................. 297,915 8 .7
Technology ......................................................................................... 1,015,479 29 .7
Utilities ............................................................................................... 50,828 1 .5
Preferred Stocks
Consumer Discretionary .................................................................... 7,336 0 .2
Consumer Staples ............................................................................... 4,478 0 .2
Utilities ............................................................................................... 488 — **
Short-Term Investments .............................................................
406,210 11 .9
Total Investments ............................................................................... 3,593,155 105 .1
**
Less than .05% of net assets.
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 44,170 $ 1,903,391 $ 1,541,322 $ (25) $ (4) $ 406,210 $ 1,755 $ —

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
80 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.7%
Austria - 0.2%
Erste Group Bank AG 15,768 2,049
Raiffeisen Bank International AG 5,179 263
2,312
Brazil - 6.4%
Allos SA 101,866 598
Ambev SA 1,278,361 3,607
Axia Energia 180,853 1,868
B3 SA - Brasil Bolsa Balcao(Æ) 1,159,246 3,557
Banco Bradesco SA(Æ) 133,207 464
Banco BTG Pactual SA(Æ) 166,123 1,892
Banco do Brasil SA 736,501 3,529
BB Seguridade Participacoes SA 11,143 79
C&A Modas SA 45,300 103
Cia De Saneamento Basico Do Estado De
Sao Paulo Sabesp 78,549 2,108
Cosan SA 1,315,737 1,475
Cyrela Brazil Realty SA 141,234 802
Embraer SA 263,926 4,862
Embraer SA - ADR 17,131 1,258
Equatorial SA 118,888 924
Hypera SA(Æ) 370,697 1,776
Itau Unibanco Holding SA - ADR 353,335 3,035
Localiza Rent a Car SA(Æ) 254,489 2,340
Lojas Renner SA(Æ) 1,021,314 2,897
Magazine Luiza SA 739,519 1,376
MercadoLibre, Inc.(Æ) 2,670 5,735
Natura Cosmeticos SA(Æ) 656,625 1,094
NU Holdings, Ltd. Class A(Æ) 634,489 11,262
Petroleo Brasileiro SA - Petrobras 229,840 1,764
Petroleo Brasileiro SA - Petrobras - ADR 114,841 1,762
PRIO SA(Æ) 64,721 627
Raia Drogasil SA 429,280 1,999
Rede D'Or Sao Luiz SA(Þ) 136,797 1,102
StoneCo, Ltd. Class A(Æ) 9,450 153
Suzano SA 60,931 571
Telefonica Brasil SA(Æ) 99,580 707
TIM SA 34,717 162
TOTVS SA(Æ) 50,148 425
Vale SA 154,817 2,481
Vale SA Class B - ADR 169,416 2,723
Vibra Energia SA 106,094 580
WEG SA 370,407 3,640
XP, Inc. Class A 80,835 1,577
76,914
Canada - 0.6%
Barrick Mining Corp. 73,498 3,366
Capstone Mining Corp.(Æ) 137,446 1,527
Parex Resources, Inc. 156,391 2,320
7,213
Chile - 0.0%
Banco de Chile 412,636 91
China - 24.4%
AAC Technologies Holdings, Inc. 102,000 480
Accelink Technologies Co., Ltd. Class A 43,100 451
Agricultural Bank of China, Ltd. Class A 552,000 534
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Agricultural Bank of China, Ltd. Class H 1,751,000 1,224
Airtac International Group 4,000 145
Akeso, Inc. Class B(Æ)(Þ) 23,000 327
Alibaba Group Holding, Ltd. 1,414,437 30,080
Alibaba Group Holding, Ltd. - ADR 2,218 376
Aluminum Corp. of China, Ltd. Class A 1,784,800 3,597
Aluminum Corp. of China, Ltd. Class H 762,000 1,340
Anhui Conch Cement Co., Ltd. Class H 25,000 79
Anta Sports Products, Ltd. 335,200 3,368
Atour Lifestyle Holdings, Ltd. - ADR 31,420 1,123
AVICOPTER PLC Class A 72,000 380
Baidu, Inc. Class A(Æ) 515,400 9,937
Bank of China, Ltd. Class H 1,956,000 1,172
Bank of Communications Co., Ltd. Class
H 116,000 100
Bank of Ningbo Co., Ltd. Class A 71,800 320
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 973,300 2,418
Bilibili, Inc. Class Z(Æ) 55,800 1,916
Budweiser Brewing Co. APAC, Ltd.(Þ) 1,599,500 1,580
BYD Co., Ltd. Class H 215,300 2,673
CanSino Biologics, Inc. Class H(Æ)(Þ) 29,600 134
CGN Power Co., Ltd. Class H(Þ) 214,000 89
China CITIC Bank Corp., Ltd. Class H 923,679 862
China Construction Bank Corp. Class H 6,029,712 6,119
China CSSC Holdings, Ltd. Class A 239,244 1,151
China Forestry Holdings Co., Ltd.(Æ)(Š) 871,100 —
China Galaxy Securities Co., Ltd. Class H 939,500 1,271
China Hongqiao Group, Ltd. 242,500 1,111
China International Capital Corp., Ltd.
Class H(Þ) 1,054,400 2,880
China Life Insurance Co., Ltd. Class H 458,000 2,027
China Mengniu Dairy Co., Ltd. 1,889,000 3,926
China Merchants Bank Co., Ltd. Class A 31,100 173
China Merchants Bank Co., Ltd. Class H 797,352 4,898
China Minsheng Banking Corp., Ltd.
Class A 1,211,900 653
China Minsheng Banking Corp., Ltd.
Class H 194,500 97
China Overseas Land & Investment, Ltd. 2,350,500 4,207
China Pacific Insurance Group Co., Ltd.
Class H 247,200 1,252
China Resources Land, Ltd. 718,500 2,830
China Tourism Group Duty Free Corp.,
Ltd. Class A 49,800 641
China Tower Corp., Ltd. Class H(Þ) 527,800 758
China Yangtze Power Co., Ltd. Class A 51,893 197
Chongqing Rural Commercial Bank Co.,
Ltd. Class H 240,000 179
CITIC Securities Co., Ltd. Class A 475,600 1,926
CITIC Securities Co., Ltd. Class H 123,500 464
CITIC, Ltd. 504,000 810
Contemporary Amperex Technology Co.,
Ltd. Class A 124,880 6,314
Contemporary Amperex Technology Co.,
Ltd. Class H 57,300 3,586
CSPC Pharmaceutical Group, Ltd. 803,000 981
DiDi Global, Inc. - ADR(Æ) 367,656 1,732
Dongyue Group, Ltd. 355,000 553
Eastroc Beverage Group Co., Ltd. Class A 39,098 1,403

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ENN Energy Holdings, Ltd. 84,900 730
Eoptolink Technology Inc., Ltd. Class A 18,200 1,102
Fujian Star-net Communication Co., Ltd.
Class A 177,600 734
Full Truck Alliance Co., Ltd. - ADR 97,297 963
Fuyao Glass Industry Group Co., Ltd.
Class H(Þ) 56,800 485
GDS Holdings, Ltd. Class A(Æ) 150,200 845
Geely Automobile Holdings, Ltd. 310,000 636
GF Securities Co., Ltd. Class H 47,200 110
Great Wall Motor Co., Ltd. Class H 785,500 1,325
Guoquan Food (Shanghai) Co., Ltd.
Class H 721,600 394
Guosen Securities Co., Ltd. Class A 115,200 208
Guotai Haitong Securities Co., Ltd. Class
H(Þ) 56,400 120
Guoyuan Securities Co., Ltd. Class A 168,985 203
H World Group, Ltd. 544,600 2,621
Haier Smart Home Co., Ltd. Class H 1,464,600 4,836
Hansoh Pharmaceutical Group Co., Ltd.
(Þ) 240,000 1,186
Harbin Electric Co., Ltd. Class H 104,000 266
Huaming Power Equipment Co., Ltd.
Class A 342,158 1,470
Huatai Securities Co., Ltd. Class H(Þ) 190,400 455
Industrial & Commercial Bank of China,
Ltd. Class A 110,400 115
Industrial & Commercial Bank of China,
Ltd. Class H 4,288,401 3,569
Industrial Bank Co., Ltd. Class A 87,700 236
Innovent Biologics, Inc.(Æ)(Þ) 214,000 2,233
iQIYI, Inc. - ADR(Æ) 649,290 1,350
JD Health International, Inc.(Æ)(Þ) 165,350 1,329
JD.com, Inc. - ADR 3,039 87
JD.com, Inc. Class A 252,176 3,598
Jiangsu Hengli Hydraulic Co., Ltd. Class
A 19,100 295
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 29,292 246
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class H(Æ) 149,800 1,319
Kanzhun, Ltd. - ADR 70,233 1,301
Kuaishou Technology(Þ) 21,900 226
Kunlun Energy Co., Ltd. 70,000 72
Kweichow Moutai Co., Ltd. Class A 763 154
Laopu Gold Co., Ltd. Class H 12,900 1,286
Lenovo Group, Ltd. 570,701 645
Lens Technology Co., Ltd. Class H 261,200 973
LexinFintech Holdings, Ltd. - ADR 25,252 72
Li Ning Co., Ltd. 1,078,000 2,811
Longfor Group Holdings, Ltd.(Þ) 1,088,500 1,439
Meituan Class B(Æ)(Þ) 170,728 2,115
Midea Group Co., Ltd. Class H 10,400 114
Montage Technology Co., Ltd. Class A 43,890 1,158
NetEase, Inc. 61,600 1,599
NetEase, Inc. - ADR 19,316 2,488
New China Life Insurance Co., Ltd.
Class H 73,300 599
Nongfu Spring Co., Ltd. Class H(Þ) 23,600 144
PDD Holdings, Inc. - ADR(Æ) 39,220 3,963
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
People's Insurance Co. Group of China,
Ltd. (The) Class H 911,169 789
PICC Property & Casualty Co., Ltd.
Class H 1,190,545 2,455
Ping An Insurance Group Co. of China,
Ltd. Class A 79,100 756
Ping An Insurance Group Co. of China,
Ltd. Class H 1,129,500 10,498
Piotech, Inc. Class A 9,818 501
Pop Mart International Group, Ltd.(Þ) 79,000 2,260
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 172,000 112
Prosus NV(Æ) 15,018 861
Qfin Holdings, Inc. - ADR 10,752 167
Ruijie Networks Co., Ltd. Class A 28,900 336
SAIC Motor Corp., Ltd. Class A 503,765 1,020
Sany Heavy Industry Co., Ltd. Class
H(Æ) 288,000 877
Shandong Weigao Group Medical
Polymer Co., Ltd. Class H 1,848,800 1,186
Shanghai Pudong Development Bank
Co., Ltd. Class A 53,100 77
Shenwan Hongyuan Group Co., Ltd.
Class A 1,221,000 892
Shenwan Hongyuan Group Co., Ltd.
Class H(Þ) 375,200 151
Shenzhou International Group Holdings,
Ltd. 297,400 2,359
Sieyuan Electric Co., Ltd. Class A 42,500 1,136
Sino Biopharmaceutical, Ltd. 2,892,000 2,448
Sinopec Engineering Group Co., Ltd.
Class H 94,000 90
Sinopharm Group Co., Ltd. Class H 27,200 73
Sunny Optical Technology Group Co.,
Ltd. 294,300 2,344
SY Holdings Group, Ltd.(Þ) 181,500 269
Tencent Holdings, Ltd. 621,613 47,651
Tencent Music Entertainment Group
- ADR 18,728 314
Tingyi Cayman Islands Holding Corp. 46,000 70
TongFu Microelectronics Co., Ltd. Class
A 51,400 382
Trip.com Group, Ltd. 20,750 1,281
Trip.com Group, Ltd. - ADR 8,450 519
Tsingtao Brewery Co., Ltd. Class H 16,000 101
Up Fintech Holding, Ltd. - ADR(Æ) 18,209 155
Vipshop Holdings, Ltd. - ADR 75,642 1,294
Weichai Power Co., Ltd. Class H 666,000 2,282
Western Mining Co., Ltd. Class A 342,100 1,757
Wilmar International, Ltd. 900,900 2,404
Wuliangye Yibin Co., Ltd. Class A 4,679 70
WuXi AppTec Co., Ltd. Class H(Þ) 306,500 4,390
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 216,000 1,030
Xiaomi Corp. Class B(Æ)(Þ) 756,600 3,423
Xinxing Ductile Iron Pipes Co., Ltd.
Class A 272,000 198
Xinyi Glass Holdings, Ltd. 1,453,000 1,890
Yadea Group Holdings, Ltd.(Þ) 284,000 400
Yum China Holdings, Inc. 5,500 274

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
82 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zhaojin Mining Industry Co., Ltd. Class
H 146,000 648
Zhejiang China Commodities City Group
Co., Ltd. Class A 790,800 1,825
Zhejiang Leapmotor Technology Co., Ltd.
Class H(Æ)(Þ) 202,739 1,092
Zhejiang Longsheng Group Co., Ltd.
Class A 803,773 1,761
Zhejiang NHU Co., Ltd. Class A 327,093 1,314
Zhongsheng Group Holdings, Ltd. 1,025,000 1,533
Zijin Mining Group Co., Ltd. Class A 250,374 1,390
Zijin Mining Group Co., Ltd. Class H 1,596,000 8,098
ZTO Express (Cayman), Inc. 100,050 2,210
ZTO Express (Cayman), Inc. - ADR 121,297 2,660
295,142
Colombia - 0.3%
Grupo Cibest SA - ADR 36,681 2,995
Czech Republic - 0.1%
CEZ AS 10,627 611
Germany - 0.1%
Siemens Energy AG 5,952 1,020
Greece - 0.7%
Alpha Bank SA 738,457 3,543
Eurobank SA 157,449 772
Hellenic Telecommunications
Organization SA 4,823 90
JUMBO SA 3,379 100
Metlen Energy & Metals PLC(Æ) 9,888 539
National Bank of Greece SA 115,381 2,042
Piraeus Bank SA(Æ) 68,836 695
Public Power Corp. SA 6,638 157
7,938
Hong Kong - 1.3%
AIA Group, Ltd. 473,600 5,469
ASMPT, Ltd. 147,500 1,976
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š) 1,630,000 —
China Huishan Dairy Holdings Co., Ltd.
(Æ)(Š) 1,269,000 68
China Lumena New Materials Corp.(Æ)
(Š) 75,600 —
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
Damai Entertainment Holdings, Ltd.(Æ) 2,850,000 360
Hong Kong Exchanges & Clearing, Ltd. 41,000 2,258
Insilico Medicine Cayman TopCo(Æ) 111,500 898
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
WH Group, Ltd.(Þ) 2,465,500 2,900
Zijin Gold International Co., Ltd.(Æ) 75,594 2,120
16,049
Hungary - 0.5%
MOL Hungarian Oil & Gas PLC 5,732 70
OTP Bank Nyrt. 48,974 6,169
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Richter Gedeon Nyrt 2,051 69
6,308
India - 10.0%
Adani Ports and Special Economic Zone,
Ltd. 42,846 661
Apollo Hospitals Enterprise, Ltd. 30,424 2,303
Asian Paints, Ltd. 4,069 107
Axis Bank, Ltd. 202,605 3,019
Bajaj Auto, Ltd. 1,226 128
Bajaj Finance, Ltd. 413,049 4,177
Bank of Baroda 112,028 365
Bharat Electronics, Ltd. 1,452,393 7,100
Bharat Petroleum Corp., Ltd. 278,726 1,105
Bharti Airtel, Ltd. 565,223 12,100
Britannia Industries, Ltd. 2,527 161
BSE, Ltd. 44,874 1,365
Canara Bank 320,558 514
Central Depository Services India, Ltd.(Þ) 5,684 82
Cipla, Ltd. 23,517 339
Colgate-Palmolive India, Ltd. 1,221 28
Cummins India, Ltd. 10,996 492
Dabur India, Ltd. Class A 9,402 52
Divi's Laboratories, Ltd. 1,369 90
Dixon Technologies India, Ltd.(Þ) 2,878 327
DLF, Ltd. 105,562 731
Dr Reddy's Laboratories, Ltd. 6,063 80
Eicher Motors, Ltd. 12,171 943
Eternal, Ltd.(Æ) 537,930 1,601
GAIL India, Ltd. 252,170 459
GE Vernova T&D India, Ltd. 21,719 763
GMR Airports, Ltd.(Æ) 875,048 892
Godrej Properties, Ltd.(Æ) 8,106 139
Grasim Industries, Ltd. 3,051 94
Havells India, Ltd. 9,120 127
HCL Technologies, Ltd. 56,833 1,047
HDFC Asset Management Co., Ltd.(Þ) 29,148 797
HDFC Bank, Ltd. 1,158,247 11,704
HDFC Bank, Ltd. - ADR 35,793 1,159
HDFC Life Insurance Co., Ltd.(Þ) 209,195 1,663
Hero MotoCorp, Ltd. 25,885 1,560
Hindalco Industries, Ltd. 106,302 1,114
Hindustan Aeronautics, Ltd.(Þ) 54,322 2,728
Hindustan Petroleum Corp., Ltd. 199,764 928
Hindustan Unilever, Ltd. 49,066 1,266
Hindustan Zinc, Ltd. 215,590 1,472
Hitachi Energy India, Ltd. 2,087 428
ICICI Bank, Ltd. 206,974 3,049
ICICI Bank, Ltd. - ADR 101,846 2,983
Indian Hotels Co., Ltd. (The) 13,431 98
Indian Oil Corp., Ltd. 503,915 894
Indus Towers, Ltd.(Æ) 115,305 557
Infosys, Ltd. 112,029 1,985
Infosys, Ltd. - ADR 78,240 1,375
InterGlobe Aviation, Ltd.(Þ) 9,024 451
ITC, Ltd. 18,947 66
JSW Energy, Ltd. 180,264 901
JSW Infrastructure, Ltd. 302,350 849
Kwality Wall's India, Ltd.(Æ)(Š) 36,990 16
Lodha Developers, Ltd.(Þ) 10,914 115

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lupin, Ltd. 51,676 1,209
Mahindra & Mahindra, Ltd. 124,215 4,637
MakeMyTrip, Ltd.(Æ) 1,340 84
Marico, Ltd. 36,901 293
Maruti Suzuki India, Ltd. 9,490 1,506
Max Healthcare Institute, Ltd. 8,600 90
MRF, Ltd. 64 92
Multi Commodity Exchange of India,
Ltd. 30,105 828
Muthoot Finance, Ltd. 4,285 178
National Aluminium Co., Ltd. 262,356 1,102
Nestle India, Ltd. 9,354 135
Oil & Natural Gas Corp., Ltd. 166,031 486
Paradeep Phosphates, Ltd.(Þ) 322,101 487
Petronet LNG, Ltd. 428,863 1,351
Phoenix Mills, Ltd. (The) 106,335 1,925
Pidilite Industries, Ltd. 8,987 140
Power Finance Corp., Ltd. 188,624 778
Power Grid Corp. of India, Ltd. 37,930 106
REC, Ltd. 424,271 1,682
Reliance Industries, Ltd. 297,351 4,517
Shriram Finance, Ltd. 177,980 1,974
Siemens Energy India, Ltd. 22,966 621
Siemens, Ltd.(Æ) 2,284 77
State Bank of India 151,636 1,776
Strides Pharma Science, Ltd. 13,456 128
Sun Pharmaceutical Industries, Ltd. 71,428 1,239
Tata Consumer Products, Ltd. 6,245 77
Tata Motors Passenger Vehicles, Ltd. 388,327 1,480
Tata Steel, Ltd. 594,266 1,248
Titan Co., Ltd. 31,319 1,352
Torrent Pharmaceuticals, Ltd. 3,155 136
TVS Motor Co., Ltd. 87,611 3,505
UltraTech Cement, Ltd. 1,054 146
UPL, Ltd. 559,007 4,282
Vedanta, Ltd. 107,631 797
Wipro, Ltd. 261,590 671
120,684
Indonesia - 1.1%
Aneka Tambang Tbk PT 2,916,963 717
Astra International Tbk PT 7,079,121 2,683
Bank Central Asia Tbk PT 4,581,800 2,020
Bank Mandiri Persero Tbk PT 9,113,700 2,618
Bank Rakyat Indonesia Persero Tbk PT 11,231,554 2,550
Telkom Indonesia Persero Tbk PT 15,316,882 3,261
13,849
Kazakhstan - 0.5%
Kaspi.KZ JSC(Æ) 21,120 1,666
Kaspi.KZ JSC - ADR(Æ) 53,437 4,070
5,736
Kuwait - 0.1%
Kuwait Finance House KSCP 328,562 865
Kuwait International Bank KSCP 173,856 154
Mobile Telecommunications Co. KSCP 56,868 94
National Bank of Kuwait SAKP 195,313 605
1,718
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Macao - 0.5%
Galaxy Entertainment Group, Ltd. 946,000 4,812
Sands China, Ltd. 450,800 987
5,799
Malaysia - 0.2%
CIMB Group Holdings BHD 49,000 107
Malayan Banking BHD 54,200 162
Petronas Gas BHD 23,200 108
Press Metal Aluminium Holdings Berhad 50,700 97
Public Bank Bhd 1,201,000 1,485
Zetrix Ai Berhad 514,400 105
2,064
Mexico - 1.8%
America Movil SAB de CV 2,473,188 2,549
Arca Continental SAB de CV 6,481 73
Fibra Uno Administracion SA de CV(ö) 38,348 60
Fresnillo PLC 140,093 7,111
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 18,983 276
Grupo Financiero Banorte SAB de CV
Class O 353,413 3,996
Industrias Penoles SAB de CV(Æ) 5,123 297
Kimberly-Clark de Mexico SAB de CV
Class A 831,653 1,842
Southern Copper Corp. 12,297 2,340
Ternium SA - ADR 17,564 735
Wal-Mart de Mexico SAB de CV 953,902 3,027
22,306
Netherlands - 0.2%
ASML Holding NV Class G 1,821 2,591
Peru - 0.5%
Credicorp, Ltd. 17,664 6,303
Philippines - 0.4%
Ayala Land, Inc. 3,466,700 1,252
BDO Unibank, Inc. 680,950 1,563
International Container Terminal
Services, Inc. 205,770 2,248
SM Investments Corp. 7,500 89
5,152
Poland - 1.0%
Allegro.eu SA(Æ)(Þ) 91,643 753
Bank Polska Kasa Opieki SA 7,582 463
Dino Polska SA(Æ)(Þ) 193,746 2,048
KGHM Polska Miedz SA(Æ) 20,477 1,910
ORLEN SA 74,126 2,252
Powszechna Kasa Oszczednosci Bank
Polski SA 99,857 2,602
Powszechny Zaklad Ubezpieczen SA 90,900 1,793
11,821
Qatar - 0.1%
Qatar Gas Transport Co., Ltd. 79,003 104
Qatar National Bank QPSC 213,437 1,161
1,265

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
84 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Romania - 0.1%
NEPI Rockcastle NV(Æ) 66,799 610
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 1,156,822 —
HeadHunter Group PLC - ADR(Æ)(Š) 7,327 —
LUKOIL PJSC(Æ)(Š) 143,733 —
LUKOIL PJSC - ADR(Æ)(Š) 34,534 —
Novatek PJSC(Æ)(Š) 145,224 —
Polyus PJSC(Æ)(Š) 56,790 —
Rosneft Oil Co. PJSC(Æ)(Š) 87,303 —
Sberbank of Russia PJSC(Æ)(Š) 3,336,065 —
Surgutneftegas OJSC(Æ)(Š) 2,093,900 —
Tatneft PJSC(Æ)(Š) 375,001 —
—
Saudi Arabia - 1.8%
Al Babtain Power & Telecommunication
Co. 9,878 184
Al Rajhi Bank 197,139 5,635
Alinma Bank 12,884 98
Almarai Co. JSC 5,360 63
Arab National Bank 52,906 321
Banque Saudi Fransi 121,544 584
Dr Sulaiman Al Habib Medical Services
Group Co. 1,671 117
Etihad Etisalat Co. 121,258 2,276
Rasan Information Technology Co.(Æ) 2,745 102
Riyad Bank 158,938 1,191
Riyadh Cables Group Co. 6,601 230
SABIC Agri-Nutrients Co. 19,853 662
Saudi Arabian Mining Co.(Æ) 63,760 1,314
Saudi Arabian Oil Co.(Þ) 279,119 1,920
Saudi Awwal Bank 110,807 1,053
Saudi National Bank (The) 365,329 4,371
Saudi Telecom Co. 145,240 1,719
21,840
Singapore - 0.5%
DBS Group Holdings, Ltd. 10,600 494
Grab Holdings, Ltd. Class A(Æ) 465,285 2,001
Sea, Ltd. - ADR(Æ) 27,195 3,168
5,663
South Africa - 3.0%
Absa Group, Ltd. 240,843 3,784
Anglogold Ashanti PLC 112,253 10,388
Bid Corp., Ltd. 3,403 85
Bidvest Group, Ltd. 108,021 1,569
FirstRand, Ltd. 207,627 1,189
Gold Fields, Ltd. 146,987 7,467
Gold Fields, Ltd. - ADR 71,541 3,586
Harmony Gold Mining Co., Ltd. - ADR 38,091 813
MTN Group, Ltd. 133,357 1,494
Naspers, Ltd. Class N 32,076 1,970
Nedbank Group, Ltd. 3,772 62
Sanlam, Ltd. 16,425 103
Sibanye Stillwater, Ltd.(Æ) 701,828 3,072
Standard Bank Group, Ltd. 49,709 922
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vodacom Group, Ltd. 18,182 170
36,674
South Korea - 17.4%
Amorepacific Corp. 20,690 1,997
APR Corp.(Æ) 5,027 945
Celltrion, Inc.(Æ) 2,075 303
Cosmax, Inc.(Æ) 5,968 842
Coupang, Inc.(Æ) 95,471 1,925
Coway Co., Ltd. 1,577 91
DB Insurance Co., Ltd. 11,756 1,166
Hana Financial Group, Inc. 69,485 4,834
Hankook Tire & Technology Co., Ltd. 61,418 2,713
Hanwha Aerospace Co., Ltd. 3,823 3,458
HD Hyundai Co.,Ltd. 17,290 2,821
HD Hyundai Electric Co., Ltd. 7,729 4,783
HD Hyundai Heavy Industries Co., Ltd. 13,227 5,215
HD Hyundai Marine Solution Co., Ltd. 3,785 478
HD Korea Shipbuilding & Offshore
Engineering Co., Ltd. 11,983 3,446
Hyundai Engineering & Construction
Co., Ltd. 21,412 1,534
Hyundai Glovis Co., Ltd. 4,897 825
Hyundai Mobis Co., Ltd. 15,719 4,908
Hyundai Motor Co. 18,297 6,368
Hyundai Rotem Co., Ltd. 7,809 1,251
Industrial Bank of Korea 8,164 126
Kakao Corp. 15,474 654
KB Financial Group, Inc. 76,012 7,136
Kia Corp. 9,175 974
Korea Electric Power Corp. 163,224 6,632
Korea Investment Holdings Co., Ltd. 953 143
KT Corp. - ADR 68,485 1,433
KT&G Corp. 12,728 1,362
LG Corp. Class H 7,458 476
LG Electronics, Inc. Class H 36,882 2,545
NAVER Corp. 15,726 2,971
Samsung Biologics Co., Ltd.(Æ)(Þ) 1,365 1,638
Samsung C&T Corp. 8,739 1,837
Samsung Electro-Mechanics Co., Ltd. 22,232 4,236
Samsung Electronics Co., Ltd. 545,357 60,923
Samsung Episholdings Co., Ltd.(Æ) 1,296 546
Samsung Fire & Marine Insurance Co.,
Ltd. 8,107 2,825
Samsung Heavy Industries Co., Ltd.(Æ) 166,515 3,418
Samsung Life Insurance Co., Ltd. 3,657 479
Samsung SDS Co., Ltd. 4,767 575
Samsung Securities Co., Ltd. 12,804 808
Samyang Foods Co., Ltd. 1,213 995
Shinhan Financial Group Co., Ltd. 92,859 5,443
SK Hynix, Inc. 68,266 43,230
SK Square Co., Ltd.(Æ) 7,174 2,861
SK, Inc. 3,371 784
S-Oil Corp.(Æ) 31,307 2,318
Sung Kwang Bend Co., Ltd. 24,835 558
Woori Financial Group, Inc. 135,544 2,836
210,665
Taiwan - 16.7%
Accton Technology Corp. 197,000 6,989
Arcadyan Technology Corp. 38,000 215

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Asia Cement Corp. 22,000 25
Asia Vital Components Co., Ltd. 36,000 1,673
ASPEED Technology, Inc. 18,000 5,086
Asustek Computer, Inc. 54,155 852
Bizlink Holding, Inc. 112,022 4,635
Catcher Technology Co., Ltd. 8,000 51
Cathay Financial Holding Co., Ltd. 448,000 1,074
Chunghwa Telecom Co., Ltd. 31,000 132
Compal Electronics, Inc. 2,369,000 2,467
CTBC Financial Holding Co., Ltd. 1,213,000 1,963
Delta Electronics, Inc. 305,169 11,846
E.Sun Financial Holding Co., Ltd. 928,146 985
Elite Material Co., Ltd. 24,000 1,324
First Financial Holding Co., Ltd. 897,952 822
Fubon Financial Holding Co., Ltd. 360,593 1,042
Gigabyte Technology Co., Ltd. 52,000 385
Globalwafers Co., Ltd. 193,000 3,052
Hiwin Technologies Corp. 323,000 2,551
Hon Hai Precision Industry Co., Ltd. 1,262,000 8,853
KGI Financial Holding Co., Ltd. 1,309,040 751
Largan Precision Co., Ltd. 35,000 2,654
Lite-On Technology Corp. 80,107 418
MediaTek, Inc. 173,000 9,656
Mega Financial Holding Co., Ltd. 675,238 833
Pegatron Corp. 214,000 474
Realtek Semiconductor Corp. 76,000 1,168
SinoPac Financial Holdings Co., Ltd. 1,118,227 1,017
Sunonwealth Electric Machine Industry
Co., Ltd. 35,000 159
Taiwan Semiconductor Manufacturing
Co., Ltd. 2,043,000 114,821
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 28,800 9,520
TS Financial Holding Co., Ltd. 1,642,000 1,179
Uni-President Enterprises Corp. 21,000 48
United Microelectronics Corp. 398,707 800
United Microelectronics Corp. - ADR 21,040 214
Winbond Electronics Corp. 154,000 615
Wistron Corp. 201,000 823
WPG Holdings, Ltd. 26,000 53
Yuanta Financial Holding Co., Ltd. 872,792 1,194
202,419
Thailand - 1.8%
Advanced Info Service PCL - NVDR 307,900 3,413
Bangkok Bank PCL - NVDR 443,200 2,227
Charoen Pokphand Foods PCL - NVDR 1,333,700 877
CP ALL PCL - NVDR 1,104,900 1,527
Delta Electronics Thailand PCL - NVDR 79,800 524
Indorama Ventures PCL - NVDR 1,661,900 1,081
Kasikornbank PCL - NVDR 339,300 2,028
Kiatnakin Phatra Bank PCL - NVDR 45,400 104
PTT Exploration & Production PCL
- NVDR 133,500 524
PTT Oil & Retail Business PCL - NVDR 4,072,900 1,751
PTT PCL - NVDR 362,300 392
SCB X PCL - NVDR 513,000 2,205
Siam Cement PCL (The) - NVDR 314,700 2,065
Srisawad Corp. PCL - NVDR 2,264,850 1,807
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Thai Beverage PCL 4,254,600 1,607
22,132
Turkey - 0.8%
Akbank TAS 1,168,003 2,496
Aselsan Elektronik Sanayi Ve Ticaret AS 366,467 2,537
BIM Birlesik Magazalar AS 29,818 452
Ford Otomotiv Sanayi AS 40,686 106
Migros Ticaret AS 41,120 602
Turk Telekomunikasyon AS(Æ) 111,307 170
Turkcell Iletisim Hizmetleri AS 447,151 1,193
Turkiye Garanti Bankasi AS 94,444 350
Turkiye Petrol Rafinerileri AS 269,443 1,506
9,412
United Arab Emirates - 1.3%
Abu Dhabi Commercial Bank PJSC 176,150 730
Adnoc Gas PLC 483,956 476
Aldar Properties PJSC 705,553 1,842
Dubai Islamic Bank PJSC 27,981 73
Emaar Development PJSC 44,374 208
Emaar Properties PJSC 1,672,199 6,832
Emirates NBD Bank PJSC 101,883 863
Emirates Telecommunications Group Co.
PJSC 99,510 534
First Abu Dhabi Bank PJSC 537,325 2,722
Parkin Co. PJSC 208,408 351
Salik Co. PJSC 493,501 857
15,488
United Kingdom - 0.2%
HSBC Holdings PLC 39,829 706
Investec PLC 188,542 1,571
2,277
United States - 0.7%
BeOne Medicines, Ltd. - ADR(Æ) 6,160 2,097
BeOne Medicines, Ltd. Class A(Æ) 13,711 548
Cognizant Technology Solutions Corp.
Class A 38,244 3,138
Freeport-McMoRan, Inc. 31,385 1,890
Globant SA(Æ) 12,105 810
8,483
Vietnam - 0.4%
FPT Corp. 267,550 1,077
Vietnam Dairy Products JSC 1,578,100 4,298
5,375
Total Common Stocks
(cost $782,138) 1,156,919
Preferred Stocks - 1.5%
Brazil - 1.2%
Axia Energia
0.000% (Æ) 34,051 342
Banco Bradesco SA
6.784% (Æ)(Ÿ) 1,062,058 4,301
Cia Energetica de Minas Gerais
13.376% (Ÿ) 1,329,925 2,901

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
86 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cyrela Brazil Realty SA
Empreendimentos e Participacoes
0.000% (Æ) 26,775 143
Itau Unibanco Holding SA
6.395% (Ÿ) 321,924 2,783
Localiza Rent a Car SA
0.000% (Æ) 9,788 87
Petroleo Brasileiro SA - Petrobras
7.353% (Ÿ) 610,614 4,381
14,938
India - 0.0%
TVS Motor Co., Ltd.
6.000% due 09/01/ 26 (Æ)(Š) 104,180 11
Russia - 0.0%
Sberbank of Russia PJSC
0.000% (Æ)(Š) 348,120 —
Surgutneftegas PAO
0.000% (Æ)(Š) 2,472,400 —
—
South Korea - 0.3%
Hyundai Motor Co.
3.227% (Ÿ) 4,495 849
Samsung Electronics Co., Ltd.
1.127% (Ÿ) 38,132 3,036
3,885
Total Preferred Stocks
(cost $14,696) 18,834
Short-Term Investments - 2.6%
United States - 2.6%
U.S. Cash Management Fund(@) 31,420,956 (∞) 31,415
Total Short-Term Investments
(cost $31,415) 31,415
Total Investments - 99.8%
(identified cost $828,249) 1,207,168
Other Assets and Liabilities,
Net - 0.2%
2,056
Net Assets - 100.0%
1,209,224

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 87
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
3.8%
Akeso, Inc. 06/06/25 HKD 23,000 10.53 242
327
Allegro.eu SA 03/21/25 PLN 91,643 8.01 734
753
Budweiser Brewing Co. APAC, Ltd. 04/07/25 HKD 1,599,500 1.11 1,778
1,580
CanSino Biologics, Inc. 12/29/25 HKD 29,600 4.76 141
134
Central Depository Services India, Ltd. 08/28/24 INR 5,684 10.76 61
82
CGN Power Co., Ltd. 05/31/24 HKD 214,000 0.39 83
89
China International Capital Corp., Ltd. 11/03/25 HKD 1,054,400 2.40 2,534
2,880
China Tower Corp., Ltd. 03/31/25 HKD 527,800 1.41 745
758
Dino Polska SA 06/28/19 PLN 193,746 5.98 1,158
2,048
Dixon Technologies India, Ltd. 01/14/25 INR 2,878 173.07 498
327
Fuyao Glass Industry Group Co., Ltd. 12/15/23 HKD 56,800 5.99 340
485
Guotai Haitong Securities Co., Ltd. 12/29/25 HKD 56,400 2.18 123
120
Hansoh Pharmaceutical Group Co., Ltd. 09/29/25 HKD 240,000 4.80 1,151
1,186
HDFC Asset Management Co., Ltd. 11/07/24 INR 29,148 26.06 760
797
HDFC Life Insurance Co., Ltd. 01/11/24 INR 209,195 7.88 1,649
1,663
Hindustan Aeronautics, Ltd. 12/23/25 INR 54,322 35.81 1,946
2,728
Huatai Securities Co., Ltd. 03/14/25 HKD 190,400 2.07 395
455
Innovent Biologics, Inc. 10/24/25 HKD 214,000 11.36 2,432
2,233
InterGlobe Aviation, Ltd. 12/14/23 INR 9,024 35.82 323
451
JD Health International, Inc. 10/06/25 HKD 165,350 8.20 1,355
1,329
Kuaishou Technology 08/29/25 HKD 21,900 9.18 201
226
Lodha Developers, Ltd. 02/08/24 INR 10,914 13.67 149
115
Longfor Group Holdings, Ltd. 05/07/25 HKD 1,088,500 1.32 1,433
1,439
Meituan 12/29/25 HKD 170,728 12.94 2,210
2,115
Nongfu Spring Co., Ltd. 02/29/24 HKD 23,600 5.70 135
144
Paradeep Phosphates, Ltd. 12/23/25 INR 322,101 1.52 491
487
Pop Mart International Group, Ltd. 11/08/24 HKD 79,000 12.17 962
2,260
Postal Savings Bank of China Co., Ltd. 09/29/25 HKD 172,000 0.69 118
112
Rede D'Or Sao Luiz SA 06/23/25 BRL 136,797 7.08 969
1,102
Samsung Biologics Co., Ltd. 03/30/20 KRW 1,365 831.27 1,135
1,638
Saudi Arabian Oil Co. 12/24/25 SAR 279,119 6.88 1,920
1,920
Shenwan Hongyuan Group Co., Ltd. 12/29/25 HKD 375,200 0.40 151
151
SY Holdings Group, Ltd. 07/18/25 HKD 181,500 1.65 299
269
WH Group, Ltd. 02/02/24 HKD 2,465,500 0.74 1,830
2,900
WuXi AppTec Co., Ltd. 12/29/25 HKD 306,500 10.30 3,158
4,390
WuXi Biologics (Cayman), Inc. 06/17/25 HKD 216,000 3.64 787
1,030
Xiaomi Corp. 05/31/24 HKD 756,600 1.96 1,482
3,423
Yadea Group Holdings, Ltd. 09/29/25 HKD 284,000 1.63 462
400
Zhejiang Leapmotor Technology Co., Ltd. 09/12/25 HKD 202,739 7.08 1,436 1,092
45,638
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
IFSC NIFTY 50 Index Futures 222 USD 11,280 02/26
(32)
MSCI Emerging Markets Index Futures 509 USD 38,704 03/26 1,465
Short Positions
MSCI Korea Index Futures 180 USD 15,964 03/26 (4,594)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (3,161)

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
88 Emerging Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 8,114 INR 735,000 03/18/26 (126)
Citigroup USD 3,098 INR 280,000 03/18/26 (55)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (181)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Austria $ — $ 2,312 $ — $ — $ 2,312
Brazil 76,914 — — — 76,914
Canada 7,213 — — — 7,213
Chile 91 — — — 91
China 18,565 276,577 — — 295,142
Colombia 2,995 — — — 2,995
Czech Republic — 611 — — 611
Germany — 1,020 — — 1,020
Greece — 7,938 — — 7,938
Hong Kong 898 15,083 68 — 16,049
Hungary — 6,308 — — 6,308
India 5,601 115,067 16 — 120,684
Indonesia — 13,849 — — 13,849
Kazakhstan 4,070 1,666 — — 5,736
Kuwait — 1,718 — — 1,718
Macao — 5,799 — — 5,799
Malaysia — 2,064 — — 2,064
Mexico 15,195 7,111 — — 22,306
Netherlands 2,591 — — — 2,591
Peru 6,303 — — — 6,303
Philippines — 5,152 — — 5,152
Poland — 11,821 — — 11,821
Qatar — 1,265 — — 1,265
Romania — 610 — — 610
Russia — — — — —
Saudi Arabia — 21,840 — — 21,840
Singapore 5,169 494 — — 5,663
South Africa 12,790 23,884 — — 36,674
South Korea 3,358 207,307 — — 210,665
Taiwan 9,734 192,685 — — 202,419
Thailand — 22,132 — — 22,132
Turkey — 9,412 — — 9,412

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 89
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
United Arab Emirates — 15,488 — — 15,488
United Kingdom — 2,277 — — 2,277
United States 7,935 548 — — 8,483
Vietnam — 5,375 — — 5,375
Preferred Stocks 14,937 3,886 11 — 18,834
Short-Term Investments — — — 31,415 31,415
Total Investments 194,359 981,299 95 31,415 1,207,168
Other Financial Instruments
Assets
Futures Contracts 1,465 — — — 1,465
Liabilities
Futures Contracts (4,626) — — — (4,626)
Foreign Currency Exchange Contracts — (181) — — (181)
Total Other Financial Instruments
*
$ (3,161) $ (181) $ — $ — $ (3,342)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 198,895 16 .5
Consumer Staples ............................................................................... 44,023 3 .6
Energy ................................................................................................ 39,369 3 .3
Financial Services .............................................................................. 269,157 22 .3
Health Care ........................................................................................ 31,572 2 .6
Materials and Processing ................................................................... 95,942 7 .9
Producer Durables .............................................................................. 82,797 6 .8
Technology ......................................................................................... 351,989 29 .1
Utilities ............................................................................................... 43,175 3 .6
Preferred Stocks
Consumer Discretionary .................................................................... 861 0 .1

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
90 Emerging Markets Fund
Energy ................................................................................................ 4,381 0 .3
Financial Services .............................................................................. 7,227 0 .6
Producer Durables .............................................................................. 87 — **
Technology ......................................................................................... 3,036 0 .2
Utilities ............................................................................................... 3,242 0 .3
Short-Term Investments .............................................................
31,415 2 .6
Total Investments ............................................................................... 1,207,168 99 .8
**
Less than .05% of net assets.
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 14,521 $ 603,400 $ 586,484 $ (21) $ (1) $ 31,415 $ 428 $ —

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 91
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.2%
Consumer Discretionary - 14.1%
Abercrombie & Fitch Co. Class A(Æ) 225,609 22,026
Amazon.com, Inc.(Æ) 1,805,568 432,072
Autoliv, Inc. 32,888 3,987
AutoZone, Inc.(Æ) 3,781 14,006
Best Buy Co., Inc. 63,283 4,120
Capri Holdings, Ltd.(Æ) 255,643 5,770
Cava Group, Inc.(Æ) 188,223 11,410
Charter Communications, Inc. Class A(Æ) 8,945 1,844
Chipotle Mexican Grill, Inc. Class A(Æ) 484,078 18,816
Comcast Corp. Class A 710,138 21,127
Costco Wholesale Corp. 119,777 112,620
Deckers Outdoor Corp.(Æ) 42,636 5,088
Diageo PLC - ADR 25,079 2,327
Dollar General Corp. 416,221 59,699
Dollar Tree, Inc.(Æ) 182,184 21,423
DR Horton, Inc. 169,618 25,246
DraftKings, Inc. Class A(Æ) 68,527 1,885
eBay, Inc. 26,648 2,431
Expedia Group, Inc. 5,900 1,562
Ford Motor Co. 577,448 8,015
Fox Corp. Class A 190,145 13,839
Garmin, Ltd. 46,864 9,450
General Motors Co. 544,696 45,754
Grand Canyon Education, Inc.(Æ) 17,657 3,069
Hilton Worldwide Holdings, Inc. 58,633 17,502
Home Depot, Inc. (The) 75,922 28,440
Lennar Corp. Class A 101,949 11,148
Lennar Corp. Class B 56 6
Leonardo DRS, Inc. 108,480 4,454
Liberty Live Holdings, Inc. Class A(Æ) 21,159 1,702
Live Nation Entertainment, Inc.(Æ) 147,894 21,511
Lowe's Cos., Inc. 216,427 57,799
Marriott International, Inc. Class A 7,893 2,489
McDonald's Corp. 5,663 1,784
MGM Resorts International(Æ) 221,974 7,445
Netflix, Inc. Class B(Æ) 733,420 61,233
New York Times Co. (The) Class A 69,057 5,062
News Corp. Class A 251,088 6,787
NIKE, Inc. Class B 2,506 155
nVent Electric PLC 6,066 681
NVR, Inc.(Æ) 875 6,681
O'Reilly Automotive, Inc.(Æ) 750,240 73,831
Polaris, Inc. 110,327 7,043
PulteGroup, Inc. 240,752 30,116
Ross Stores, Inc. 30,823 5,815
Royal Caribbean Cruises, Ltd. 10,518 3,415
RTX Corp. 228,015 45,815
Starbucks Corp. 245,107 22,538
Tapestry, Inc. 78,600 9,975
Target Corp. 119,240 12,576
Tesla, Inc.(Æ) 283,945 122,213
TJX Cos., Inc. (The) 206,593 30,950
Travel + Leisure Co. 52,623 3,659
Ulta Beauty, Inc.(Æ) 22,507 14,570
Versant Media Group, Inc.(Æ) 295,317 9,621
Walmart, Inc. 526,143 62,685
Walt Disney Co. (The) 95,095 10,727
Warner Bros Discovery, Inc.(Æ) 108,314 2,983
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Whirlpool Corp. 127,137 10,170
Wyndham Hotels & Resorts, Inc. 59,865 4,358
Yum China Holdings, Inc. 29,534 1,460
Yum! Brands, Inc. 284,366 44,219
1,611,204
Consumer Staples - 3.1%
Ambev SA - ADR 3,573,200 9,933
Archer-Daniels-Midland Co. 368,863 24,828
Church & Dwight Co., Inc. 14,788 1,423
Coca-Cola Co. (The) 102,679 7,681
Coca-Cola Europacific Partners PLC 72,498 6,648
Colgate-Palmolive Co. 202,302 18,266
Constellation Brands, Inc. Class A 18,440 2,890
Estee Lauder Cos., Inc. (The) Class A 153,792 17,729
Haleon PLC - ADR 958,773 10,038
Hershey Co. (The) 12,749 2,483
Ingredion, Inc. 138,487 16,355
Kenvue, Inc. 107,506 1,871
Keurig Dr Pepper, Inc. 14,941 410
Kimberly-Clark Corp. 114,337 11,433
Kroger Co. (The) 975,852 61,332
Magnum Ice Cream Co. NV (The)(Æ) 3,016 53
Molson Coors Beverage Co. Class B 200,585 9,636
Mondelez International, Inc. Class A 349,771 20,451
Monster Beverage Corp.(Æ) 434,976 35,129
PepsiCo, Inc. 131,961 20,273
Philip Morris International, Inc. 112,197 20,133
Pilgrim's Pride Corp. 64,916 2,815
Procter & Gamble Co. (The) 200,604 30,446
Smithfield Foods, Inc. 43,035 1,029
Sysco Corp. 51,834 4,346
Tyson Foods, Inc. Class A 319,129 20,849
Unilever PLC - ADR 13,408 917
359,397
Energy - 2.8%
Baker Hughes Co. 191,902 10,754
BP PLC - ADR 91,575 3,469
Canadian Natural Resources, Ltd. 278,164 10,350
Chevron Corp. 225,302 39,856
Devon Energy Corp. 30,184 1,214
Diamondback Energy, Inc. 114,378 18,752
Eaton Corp. PLC 105,586 37,105
EOG Resources, Inc. 104,447 11,712
EQT Corp. 44,879 2,591
Exxon Mobil Corp. 661,848 93,585
Halliburton Co. 245,512 8,230
Marathon Petroleum Corp. 64,204 11,312
Phillips 66 103,255 14,823
Shell PLC - ADR 363,675 28,014
Valero Energy Corp. 128,835 23,375
315,142
Financial Services - 13.9%
AerCap Holdings NV 366,426 52,641
Aflac, Inc. 25,549 2,835
Allstate Corp. (The) 132,623 26,391
American Express Co. 170,417 60,016

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
92 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
American Tower Corp.(ö) 86,616 15,528
Ameriprise Financial, Inc. 5,878 3,099
Annaly Capital Management, Inc.(ö) 256,908 5,911
Aon PLC Class A 59,307 20,736
Apollo Global Management, Inc. 159,449 21,452
Arthur J Gallagher & Co. 27,370 6,825
Assurant, Inc. 5,910 1,407
Assured Guaranty, Ltd. 599 51
AvalonBay Communities, Inc.(ö) 5,000 888
Bank of America Corp. 820,165 43,633
Bank of New York Mellon Corp. (The) 60,794 7,290
Berkshire Hathaway, Inc. Class B(Æ) 185,181 88,985
Blue Owl Capital, Inc. 916,483 12,501
Capital One Financial Corp. 183,447 40,162
Carlyle Group, Inc. (The) 475,192 27,932
Charles Schwab Corp. (The) 140,526 14,603
Chubb, Ltd. 142,769 44,196
Cincinnati Financial Corp. 26,369 4,242
Citigroup, Inc. 555,573 64,285
Citizens Financial Group, Inc. 462,301 29,116
CME Group, Inc. Class A 14,101 4,076
East West Bancorp, Inc. 28,223 3,230
Equinix, Inc.(ö) 35,357 29,026
Equity LifeStyle Properties, Inc. Class A(ö) 12,637 798
Evercore, Inc. Class A 14,201 5,017
Everest Group, Ltd. 900 298
Fifth Third Bancorp 223,451 11,222
First Citizens BancShares, Inc. Class A 1,845 3,818
Global Payments, Inc. 1 —
Globe Life, Inc. 116,150 16,287
Goldman Sachs Group, Inc. (The) 12,071 11,291
Hartford Insurance Group, Inc. (The) 63,811 8,618
Healthpeak Properties, Inc.(ö) 1,371,282 23,641
Host Hotels & Resorts, Inc.(ö) 478,642 8,869
Howard Hughes Holdings, Inc.(Æ) 277,402 22,653
Huntington Bancshares, Inc. 831,115 14,528
Interactive Brokers Group, Inc. Class A 31,331 2,346
Intercontinental Exchange, Inc. 163,857 28,475
Janus Henderson Group PLC 119,188 5,736
Jefferies Financial Group, Inc. 39,597 2,423
JPMorgan Chase & Co. 357,953 109,494
Kimco Realty Corp.(ö) 434,379 9,157
Markel Group, Inc.(Æ) 9,476 19,337
Mastercard, Inc. Class A 240,238 129,438
MetLife, Inc. 171,966 13,565
Millrose Properties, Inc. Class A(ö) 339,559 10,119
Moody's Corp. 58,542 30,182
Morgan Stanley 198,001 36,195
Northern Trust Corp. 1,828 273
PNC Financial Services Group, Inc. (The) 22,409 5,004
Progressive Corp. (The) 228,146 47,454
Prologis, Inc.(ö) 21,459 2,802
Prudential Financial, Inc. 67,246 7,472
Public Storage(ö) 20,445 5,647
Raymond James Financial, Inc. 10,375 1,721
Regions Financial Corp. 755,927 21,544
Reinsurance Group of America, Inc. Class A 57,212 11,600
S&P Global, Inc. 136,568 72,079
Simon Property Group, Inc.(ö) 3 1
State Street Corp. 42,925 5,617
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Synchrony Financial 264,937 19,242
Travelers Cos., Inc. (The) 26,691 7,594
Truist Financial Corp. 8,224 423
US Bancorp 11,100 623
Visa, Inc. Class A 289,631 93,212
Voya Financial, Inc. 21,215 1,626
W.R. Berkley Corp. 98,367 6,746
Webster Financial Corp. 19,386 1,275
Wells Fargo & Co. 1,048,463 94,875
Welltower, Inc.(ö) 58,700 11,057
Willis Towers Watson PLC 62,325 19,786
1,592,237
Health Care - 9.3%
10X Genomics, Inc. Class A(Æ) 305,338 6,168
Abbott Laboratories 254,958 27,867
AbbVie, Inc. 205,697 45,872
Agilent Technologies, Inc. 189,859 25,413
Align Technology, Inc.(Æ) 15,988 2,607
Amgen, Inc. 53,187 18,184
AstraZeneca PLC - ADR 68,212 6,328
Becton Dickinson & Co. 1,334 271
Biogen, Inc.(Æ) 10,200 1,835
BioMarin Pharmaceutical, Inc.(Æ) 163,519 9,245
Boston Scientific Corp.(Æ) 371,420 34,739
Bristol-Myers Squibb Co. 71,167 3,918
Centene Corp.(Æ) 401,927 17,411
Cigna Group (The) 74,733 20,485
CVS Health Corp. 490,183 36,528
Danaher Corp. 208,019 45,533
Edwards Lifesciences Corp.(Æ) 160,496 13,058
Elevance Health, Inc. 58,028 20,063
Eli Lilly & Co. 60,108 62,341
Exelixis, Inc.(Æ) 203,432 8,414
GE HealthCare Technologies, Inc. 190,307 15,029
Genmab A/S - ADR(Æ) 342,344 11,171
Gilead Sciences, Inc. 58,798 8,346
GSK PLC - ADR 450,872 23,265
HCA Healthcare, Inc. 17,182 8,389
Henry Schein, Inc.(Æ) 92,338 6,970
Humana, Inc. 42,960 8,386
Icon PLC(Æ) 112,455 20,270
IDEXX Laboratories, Inc.(Æ) 67,846 45,488
Incyte Corp.(Æ) 38,990 3,902
Intuitive Surgical, Inc.(Æ) 107,538 54,223
Johnson & Johnson 284,416 64,634
Koninklijke Philips NV 314,931 9,039
Labcorp Holdings, Inc. 10,723 2,912
McKesson Corp. 54,558 45,349
Medtronic PLC 224,441 23,108
Merck & Co., Inc. 124,130 13,688
Moderna, Inc.(Æ) 233,009 10,269
Molina Healthcare, Inc.(Æ) 28,004 5,029
Novo Nordisk A/S - ADR 131,101 7,791
Pfizer, Inc. 137,510 3,636
Regeneron Pharmaceuticals, Inc. 73,210 54,282
ResMed, Inc. 11,906 3,075
Royalty Pharma PLC Class A 314,363 13,103
Sanofi SA - ADR 45,081 2,121
Stryker Corp. 30,069 11,112

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 93
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Thermo Fisher Scientific, Inc. 34,905 20,196
UnitedHealth Group, Inc. 223,439 64,111
Universal Health Services, Inc. Class B 24,354 4,901
Veeva Systems, Inc. Class A(Æ) 105,781 21,571
Vertex Pharmaceuticals, Inc.(Æ) 68,724 32,293
Viatris, Inc. 768,147 10,055
Waters Corp.(Æ) 24,577 9,111
West Pharmaceutical Services, Inc. 48,607 11,234
Zoetis, Inc. Class A 13,700 1,710
1,056,049
Materials and Processing - 3.5%
Air Products and Chemicals, Inc. 1,928 525
Ball Corp. 163,735 9,312
Carrier Global Corp. 231,724 13,806
Celanese Corp. Class A 932,740 41,451
CF Industries Holdings, Inc. 7,466 696
Commercial Metals Co. 133,378 10,253
Copart, Inc.(Æ) 383,039 15,544
Crown Holdings, Inc. 20,524 2,148
DuPont de Nemours, Inc. 273,418 12,008
Ecolab, Inc. 98,808 27,863
Fastenal Co. 46,174 2,002
FMC Corp. 455,392 7,195
General Electric Co. 31,968 9,807
Huntsman Corp. 708,681 7,668
Ingevity Corp.(Æ) 4,417 291
Johnson Controls International PLC 20,895 2,492
Linde PLC 127,662 58,338
Martin Marietta Materials, Inc. 27,568 17,973
Masco Corp. 210,080 13,884
Mohawk Industries, Inc.(Æ) 50,385 5,964
NewMarket Corp. 3,892 2,611
Newmont Corp. 49,580 5,570
Nucor Corp. 8,039 1,429
O-I Glass, Inc.(Æ) 546,076 8,344
Owens Corning 10,445 1,252
Packaging Corp. of America 39,823 8,863
PPG Industries, Inc. 4,923 569
Qnity Electronics, Inc. 136,709 13,149
Reliance, Inc. 6,664 2,196
Rio Tinto PLC - ADR 37,916 3,451
Royal Gold, Inc. 14,458 3,807
Sherwin-Williams Co. (The) 25,042 8,881
Smurfit WestRock PLC 396,067 16,488
Solstice Advanced Materials Inc. 30,929 1,910
Southern Copper Corp. 646 123
Steel Dynamics, Inc. 34,119 6,127
Trane Technologies PLC 101,010 42,483
Trex Co., Inc.(Æ) 71,052 2,943
Vulcan Materials Co. 19,887 5,977
Westlake Corp. 60,107 4,768
400,161
Producer Durables - 6.8%
Alaska Air Group, Inc.(Æ) 46,980 2,388
Amphenol Corp. Class A 155,440 22,396
Argan, Inc. 8,629 2,995
Automatic Data Processing, Inc. 106,968 26,402
Canadian Pacific Kansas City, Ltd. 164,809 12,252
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CNH Industrial NV 1,318,150 14,183
Comfort Systems USA, Inc. 9,704 11,083
Corpay, Inc.(Æ) 57,456 18,077
CSX Corp. 485,288 18,325
Cummins, Inc. 23,669 13,700
Deere & Co. 58,675 30,980
Delta Air Lines, Inc. 607,382 40,020
Dover Corp. 26,181 5,275
EMCOR Group, Inc. 3,214 2,316
Esab Corp. 29,041 3,517
Expeditors International of Washington, Inc. 28,604 4,592
FedEx Corp. 125,584 40,469
Fortive Corp. 2,085 110
FTI Consulting, Inc.(Æ) 20,320 3,549
GE Vernova, Inc. 7,992 5,805
General Dynamics Corp. 33,727 11,841
Honeywell International, Inc. 123,717 28,148
Howmet Aerospace, Inc. 94,087 19,578
Huntington Ingalls Industries, Inc. 36,570 15,378
Illinois Tool Works, Inc. 1,831 478
Ingersoll Rand, Inc. 304,356 26,202
Jacobs Solutions, Inc. 52,792 7,141
JB Hunt Transport Services, Inc. 38,898 7,885
Kirby Corp.(Æ) 8,376 986
L3Harris Technologies, Inc. 11,295 3,873
Landstar System, Inc. 38,901 5,810
Lockheed Martin Corp. 32,059 20,333
Magna International, Inc. Class A 101,479 5,190
Mettler-Toledo International, Inc.(Æ) 16,183 22,223
Middleby Corp. (The)(Æ) 41,834 6,157
Norfolk Southern Corp. 42,340 12,331
Northrop Grumman Corp. 11,110 7,691
Old Dominion Freight Line, Inc. 49,950 8,651
Otis Worldwide Corp. 183,325 15,660
PACCAR, Inc. 60,253 7,406
Parker-Hannifin Corp. 9,867 9,234
Pentair PLC 147,694 15,563
Phinia, Inc. 8,939 636
Ralliant Corp. 695 37
Regal Rexnord Corp. 119,583 19,313
Scotts Miracle-Gro Co. (The) Class A 107,730 6,918
Textron, Inc. 261,296 23,010
TopBuild Corp.(Æ) 3,805 1,781
TransDigm Group, Inc. 19,187 27,390
TransUnion 227,779 17,999
Union Pacific Corp. 57,200 13,448
United Airlines Holdings, Inc.(Æ) 233,018 23,842
United Rentals, Inc. 18,522 14,485
Veralto Corp. 69,339 6,863
Verisk Analytics, Inc. Class A 18,424 4,007
Vontier Corp. 741,366 27,801
Waste Management, Inc. 4,229 940
Westinghouse Air Brake Technologies Corp. 227,666 52,395
777,058
Technology - 41.2%
Accenture PLC Class A 56,902 15,002
Adobe, Inc.(Æ) 217,650 63,826
Advanced Micro Devices, Inc.(Æ) 223,010 52,793
Allegion PLC 17,438 2,884

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
94 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alphabet, Inc. Class A 677,149 228,876
Alphabet, Inc. Class C 1,046,053 354,120
Analog Devices, Inc. 83,183 25,860
Appfolio, Inc. Class A(Æ) 9,278 1,762
Apple, Inc. 2,690,419 698,110
Applied Materials, Inc. 171,585 55,305
Arista Networks, Inc.(Æ) 213,966 30,328
ASML Holding NV 1,204 1,713
Atlassian Corp. Class A(Æ) 40,188 4,749
Autodesk, Inc.(Æ) 105,904 26,780
Booking Holdings, Inc. 11,334 56,691
Broadcom, Inc. 746,229 247,226
CACI International, Inc. Class A(Æ) 4,386 2,722
Cisco Systems, Inc. 601,086 47,077
Cognizant Technology Solutions Corp.
Class A 60,920 4,999
Confluent, Inc. Class A(Æ) 101,013 3,085
Corteva, Inc. 230,444 16,776
Crowdstrike Holdings, Inc. Class A(Æ) 2,677 1,182
Datadog, Inc. Class A(Æ) 102,996 13,319
Dell Technologies, Inc. Class C 66,959 7,663
DocuSign, Inc.(Æ) 63,142 3,317
DoorDash, Inc. Class A(Æ) 46,642 9,544
Dropbox, Inc. Class A(Æ) 16,425 419
EchoStar Corp. Class A(Æ) 81,367 9,212
Electronic Arts, Inc. 51,566 10,515
F5, Inc.(Æ) 12,816 3,532
Fidelity National Information Services, Inc. 2,700 149
Fortinet, Inc.(Æ) 90,530 7,356
HP, Inc. 96,623 1,878
International Business Machines Corp. 8,601 2,638
Intuit, Inc. 111,134 55,447
Jabil, Inc. 69,502 16,485
KLA Corp. 5,800 8,282
Lam Research Corp. 475,442 110,997
Match Group, Inc. 382,224 11,906
Meta Platforms, Inc. Class A 424,160 303,911
Micron Technology, Inc. 258,775 107,361
Microsoft Corp. 1,421,848 611,807
Motorola Solutions, Inc. 72,772 29,294
NVIDIA Corp. 4,820,544 921,351
NXP Semiconductors NV 52,598 11,895
ON Semiconductor Corp.(Æ) 573,859 34,368
Oracle Corp. 207,862 34,210
Palantir Technologies, Inc. Class A(Æ) 139,466 20,444
Palo Alto Networks, Inc.(Æ) 125,768 22,257
Pegasystems, Inc. 76,624 3,348
Qorvo, Inc.(Æ) 156,711 12,241
QUALCOMM, Inc. 215,324 32,641
Salesforce, Inc. 184,434 39,153
SAP SE - ADR 53,046 10,664
Seagate Technology Holdings PLC 47,326 19,294
SentinelOne, Inc. Class A(Æ) 610,049 8,528
ServiceNow, Inc.(Æ) 620,414 72,595
Skyworks Solutions, Inc. 82,151 4,581
Snowflake, Inc. Class A(Æ) 95,598 18,422
Super Micro Computer, Inc.(Æ) 106,109 3,089
Synopsys, Inc.(Æ) 27,567 12,822
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 149,120 49,293
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TD SYNNEX Corp. 16,748 2,657
TE Connectivity PLC 70,983 15,814
Texas Instruments, Inc. 79,192 17,070
Tyler Technologies, Inc.(Æ) 38,996 14,405
Uber Technologies, Inc.(Æ) 245,155 19,625
VeriSign, Inc. 60,524 14,782
Workday, Inc. Class A(Æ) 106,454 18,697
4,701,144
Utilities - 3.5%
American Electric Power Co., Inc. 24,778 2,968
AT&T, Inc. 1,199,043 31,427
CenterPoint Energy, Inc. 401,392 15,931
Cheniere Energy, Inc. 73,004 15,442
CMS Energy Corp. 37,178 2,658
ConocoPhillips 420,040 43,781
Consolidated Edison, Inc. 89,657 9,560
Constellation Energy Corp. 24,576 6,898
DT Midstream, Inc. 31,773 4,004
DTE Energy Co. 6,566 882
Duke Energy Corp. 80,474 9,765
Edison International 335,146 20,873
Entergy Corp. 241,450 23,153
Eversource Energy 100,804 6,969
Exelon Corp. 347,748 15,572
FirstEnergy Corp. 283,393 13,416
NextEra Energy, Inc. 211,957 18,631
NiSource, Inc. 38,538 1,707
NRG Energy, Inc. 390,323 59,575
PG&E Corp. 529,059 8,158
Public Service Enterprise Group, Inc. 14,344 1,181
Sempra 118,486 10,309
Southern Co. (The) 166,013 14,827
T-Mobile US, Inc. 109,803 21,654
Verizon Communications, Inc. 51,038 2,272
Xcel Energy, Inc. 476,083 36,211
397,824
Total Common Stocks
(cost $4,576,859) 11,210,216
Warrants and Rights - 0.0%
ABIOMED, Inc.(Š)
Rights 9,546 —
Total Warrants and Rights
(cost $10) —
Short-Term Investments - 1.7%
U.S. Cash Management Fund(@) 188,750,663
(∞)
188,713
Total Short-Term Investments
(cost $188,701) 188,713
Total Investments - 99.9%
(identified cost $4,765,570) 11,398,929
Other Assets and Liabilities,
Net - 0.1%
12,464
Net Assets - 100.0%
11,411,393

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 95
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 407 USD 141,753 03/26 992
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 992
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 1,611,204 $ — $ —
$ —
$ 1,611,204
Consumer Staples 359,397 — —
—
359,397
Energy 315,142 — —
—
315,142
Financial Services 1,592,237 — —
—
1,592,237
Health Care 1,056,049 — —
—
1,056,049
Materials and Processing 400,161 — —
—
400,161
Producer Durables 777,058 — —
—
777,058
Technology 4,701,144 — —
—
4,701,144
Utilities 397,824 — —
—
397,824
Warrants and Rights — — — — —
Short-Term Investments — — — 188,713 188,713
Total Investments
11,210,216 — — 188,713 11,398,929
Other Financial Instruments
Assets
Futures Contracts 992 — — — 992
Total Other Financial Instruments
*
$ 992 $ — $ — $ — $ 992
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
96 Tax-Managed U.S. Large Cap Fund
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 184,834 $ 181,703 $ 177,820 $ (5) $ 1 $ 188,713 $ 1,907 $ —

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 97
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.6%
Consumer Discretionary - 12.2%
Academy Sports & Outdoors, Inc. 113,848 6,263
Advance Auto Parts, Inc. 151,635 7,280
AMC Networks, Inc. Class A(Æ) 264,981 2,043
American Eagle Outfitters, Inc. 86,471 2,016
API Group Corp.(Æ) 259,483 10,787
Atkore, Inc. 20,039 1,392
Atlanta Braves Holdings, Inc. Class C(Æ) 49,247 1,966
Atmus Filtration Technologies, Inc. 90,247 5,232
Bath & Body Works, Inc. 149,359 3,256
Beazer Homes USA, Inc.(Æ) 72,074 1,555
Bel Fuse, Inc. Class B 32,441 6,527
BJ's Restaurants, Inc.(Æ) 21,014 879
BJ's Wholesale Club Holdings, Inc.(Æ) 10,141 937
Boot Barn Holdings, Inc.(Æ) 25,777 4,601
BorgWarner, Inc. 55,659 2,639
Boyd Gaming Corp. 15,720 1,329
Brightstar Lottery PLC 128,817 1,865
Brinker International, Inc.(Æ) 22,112 3,487
Brunswick Corp. 99,300 7,966
Caesars Entertainment, Inc.(Æ) 120,837 2,501
Caleres, Inc. 34,500 422
Camping World Holdings, Inc. Class A 83,026 1,095
Capri Holdings, Ltd.(Æ) 48,255 1,089
Carter's, Inc. 8,753 303
Carvana Co.(Æ) 8,660 3,474
Cavco Industries, Inc.(Æ) 5,602 2,756
Century Communities, Inc. 18,164 1,144
Cheesecake Factory, Inc. (The) 22,697 1,316
Churchill Downs, Inc. 13,870 1,364
Dana, Inc. 9,122 264
Dave & Buster's Entertainment, Inc.(Æ) 26,610 499
Deckers Outdoor Corp.(Æ) 24,500 2,924
Dick's Sporting Goods, Inc. 29,536 5,966
Domino's Pizza, Inc. 7,114 2,919
Douglas Dynamics, Inc. 32,370 1,220
DraftKings, Inc. Class A(Æ) 67,525 1,858
Ethan Allen Interiors, Inc. 16,761 384
EW Scripps Co. (The) Class A(Æ) 156,385 524
FactSet Research Systems, Inc. 4,286 1,090
First Watch Restaurant Group, Inc.(Æ) 268,436 4,292
FirstCash Holdings, Inc. 9,286 1,583
Five Below, Inc.(Æ) 23,040 4,415
Floor & Decor Holdings, Inc. Class A(Æ) 7,689 507
Gentherm, Inc.(Æ) 38,134 1,219
G-III Apparel Group, Ltd. 88,788 2,606
Grand Canyon Education, Inc.(Æ) 15,870 2,759
Gray Media, Inc. 472,505 2,131
Green Brick Partners, Inc.(Æ) 28,092 1,949
Group 1 Automotive, Inc. 2,622 929
Harley-Davidson, Inc. 19,170 380
Hillenbrand, Inc. 10,655 340
Hilton Grand Vacations, Inc.(Æ) 14,163 639
Joby Aviation, Inc.(Æ) 127,785 1,351
Johnson Outdoors, Inc. Class A 47,408 2,152
Karman Holdings Inc.(Æ) 6,461 671
KB Home 36,444 2,097
Kontoor Brands, Inc. 40,545 2,422
Kura Sushi USA, Inc. Class A(Æ) 15,144 1,012
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Leonardo DRS, Inc. 42,457 1,743
Life Time Group Holdings, Inc.(Æ) 33,318 972
Light & Wonder, Inc. Class A(Æ) 24,104 2,796
Lionsgate Studios Corp.(Æ) 109,085 1,030
Lithia Motors, Inc. Class A 16,816 5,439
Madison Square Garden Entertainment
Corp.(Æ) 9,896 612
Magnite, Inc.(Æ) 140,435 2,032
Marriott Vacations Worldwide Corp. 6,635 360
Meritage Homes Corp. 11,254 782
Monro, Inc. 36,992 692
Newell Brands, Inc. 623,152 2,648
Nexstar Media Group, Inc. Class A 26,169 5,558
Norwegian Cruise Line Holdings, Ltd.(Æ) 93,621 2,056
nVent Electric PLC 34,460 3,868
Ollie's Bargain Outlet Holdings, Inc.(Æ) 38,795 4,279
Omnicom Group, Inc. 4,879 376
Papa John's International, Inc. 111,145 3,909
Patrick Industries, Inc. 11,787 1,487
Penn Entertainment, Inc.(Æ) 132,116 1,696
Petco Health & Wellness Co., Inc.(Æ) 6,719 18
PriceSmart, Inc. 3,284 467
PulteGroup, Inc. 8,808 1,102
PVH Corp. 26,694 1,665
QXO, Inc.(Æ) 65,121 1,444
RB Global, Inc. 8,866 1,007
Revolve Group, Inc.(Æ) 12,423 343
Rocket Lab Corp.(Æ) 7,651 613
Rocky Brands, Inc. 8,173 263
Service Corp. International 12,051 969
Shoe Carnival, Inc. 13,128 250
Signet Jewelers, Ltd. 27,306 2,520
Sirius Xm Holdings, Inc. 1,755 36
Sphere Entertainment Co.(Æ) 11,209 1,071
Sportradar Group AG Class A(Æ) 95,974 1,738
Starz Entertainment Corp.(Æ) 90,031 899
Taylor Morrison Home Corp. Class A(Æ) 26,382 1,608
Texas Roadhouse, Inc. Class A 9,894 1,780
Thor Industries, Inc. 22,802 2,551
Toll Brothers, Inc. 10,396 1,502
Transcat, Inc.(Æ) 5,568 336
Travel + Leisure Co. 35,817 2,491
Tri Pointe Homes, Inc.(Æ) 33,493 1,117
United Parks & Resorts, Inc.(Æ) 54,081 2,036
Urban Outfitters, Inc.(Æ) 43,349 3,071
Valvoline, Inc.(Æ) 46,246 1,513
Versant Media Group, Inc.(Æ) 26,402 860
VF Corp. 202,132 3,960
Victoria's Secret & Co.(Æ) 56,924 3,103
Wabash National Corp. 27,235 276
Wayfair, Inc. Class A(Æ) 19,033 1,970
Weyco Group, Inc. 7,024 222
Wingstop, Inc. 13,047 3,463
Wolverine World Wide, Inc. 101,223 1,794
Wyndham Hotels & Resorts, Inc. 11,079 806
YETI Holdings, Inc.(Æ) 87,141 3,983
Ziff Davis, Inc.(Æ) 57,222 2,187
235,955

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
98 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consumer Staples - 3.3%
Alico, Inc. 4,993 206
Aramark 66,621 2,564
BellRing Brands, Inc.(Æ) 21,651 538
Calavo Growers, Inc. 58,599 1,491
Casey's General Stores, Inc. 17,092 10,366
Celsius Holdings, Inc.(Æ) 30,834 1,618
Chefs' Warehouse Holdings, Inc. (The)(Æ) 48,676 3,062
Coty, Inc. Class A(Æ) 172,272 546
elf Beauty, Inc.(Æ) 27,717 2,356
Herbalife, Ltd.(Æ) 137,864 2,377
HF Foods Group, Inc.(Æ) 346,010 661
Ingredion, Inc. 16,720 1,975
Interparfums, Inc. 3,275 320
J&J Snack Foods Corp. 45,774 4,349
Kimberly-Clark de Mexico SAB de CV
Class A 341,280 756
Limoneira Co. 24,211 349
Marzetti, Co.(The) 4,134 709
McCormick & Co., Inc. 32,360 2,001
MGP Ingredients, Inc. 5,280 131
Nomad Foods, Ltd. 438,875 5,574
Olaplex Holdings, Inc.(Æ) 1,401,791 2,215
Performance Food Group Co.(Æ) 16,935 1,616
Pilgrim's Pride Corp. 57,405 2,490
Post Holdings, Inc.(Æ) 5,407 553
Primo Brands Corp. Class A 45,855 868
Smithfield Foods, Inc. 100,380 2,399
Spectrum Brands Holdings, Inc. 29,004 1,848
Sprouts Farmers Market, Inc.(Æ) 16,574 1,175
United Natural Foods, Inc.(Æ) 64,087 2,386
US Foods Holding Corp.(Æ) 27,044 2,261
Vita Coco Co., Inc. (The)(Æ) 47,311 2,524
Warby Parker, Inc. Class A(Æ) 57,415 1,465
Weis Markets, Inc. 6,526 464
64,213
Energy - 3.8%
Alpha Metallurgical Resources, Inc.(Æ) 11,007 2,309
Antero Resources Corp.(Æ) 98,494 3,582
Centrus Energy Corp. Class A(Æ) 14,433 4,016
Core Laboratories, Inc. 122,799 2,400
Core Natural Resources, Inc. 7,881 752
Coterra Energy, Inc. 1 —
Delek US Holdings, Inc. 18,526 547
DNOW, Inc.(Æ) 231,295 3,513
Enphase Energy, Inc.(Æ) 25,413 940
Expro Group Holdings NV(Æ) 33,240 532
First Solar, Inc.(Æ) 6,581 1,484
Helix Energy Solutions Group, Inc.(Æ) 378,369 3,004
HF Sinclair Corp. 48,975 2,546
Innovex International, Inc.(Æ) 19,199 477
Kodiak Gas Services, Inc. 50,976 2,142
Liberty Energy, Inc. Class A 80,925 1,995
Mammoth Energy Services, Inc.(Æ) 245,482 574
Matador Resources Co. 47,077 2,130
National Energy Services Reunited Corp.
(Æ) 27,751 546
Natural Gas Services Group, Inc. 23,760 823
NPK International, Inc.(Æ) 345,781 4,775
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Oil States International, Inc.(Æ) 127,995 1,084
Par Pacific Holdings, Inc.(Æ) 56,998 2,151
Pason Systems, Inc. 260,185 2,306
Patterson-UTI Energy, Inc. 482,674 3,635
ProPetro Holding Corp.(Æ) 59,363 682
Seadrill, Ltd.(Æ) 28,146 1,083
Select Water Solutions, Inc. Class A 202,472 2,448
SM Energy Co. 15,506 302
Solaris Energy Infrastructure, Inc. Class A 66,583 3,675
TechnipFMC PLC 13,379 746
Transocean, Ltd.(Æ) 868,370 4,316
Valaris, Ltd.(Æ) 18,800 1,085
Viper Energy, Inc. Class A 64,318 2,723
Weatherford International PLC 73,884 6,951
72,274
Financial Services - 20.6%
Affiliated Managers Group, Inc. 11,012 3,448
Affirm Holdings, Inc.(Æ) 19,887 1,199
Agree Realty Corp.(ö) 6,921 500
Air Lease Corp. Class A 82,396 5,325
Alpine Income Property Trust, Inc.(ö) 34,296 604
Ameris Bancorp 11,202 903
AMERISAFE, Inc. 68,805 2,588
Apple Hospitality REIT, Inc.(ö) 129,783 1,511
Associated Banc-Corp. 20,340 554
Assurant, Inc. 5,539 1,319
Assured Guaranty, Ltd. 71,505 6,067
Atlanticus Holdings Corp.(Æ) 8,914 460
Axis Capital Holdings, Ltd. 30,294 3,126
Axos Financial, Inc.(Æ) 11,131 1,102
Baldwin Insurance Group, Inc. (The) Class
A(Æ) 22,003 482
Banc of California, Inc. 130,316 2,604
Bancorp, Inc. (The)(Æ) 29,842 1,774
Bank of NT Butterfield & Son, Ltd. (The) 795 41
Bank OZK 42,384 2,016
BankUnited, Inc. 65,135 3,092
Banner Corp. 10,529 651
BGC Group, Inc. Class A 296,615 2,702
Braemar Hotels & Resorts, Inc.(ö) 20,133 54
Bridgewater Bancshares, Inc.(Æ) 171,412 3,293
Brighthouse Financial, Inc.(Æ) 52,420 3,358
Burke & Herbert Financial Services Corp. 26,049 1,706
Cadence Bank 57,103 2,405
Cannae Holdings, Inc. 2,908 42
Carter Bankshares, Inc.(Æ) 102,318 2,191
CBL & Associates Properties, Inc.(ö) 29,725 1,064
CNO Financial Group, Inc. 65,539 2,756
Cohen & Steers, Inc. 13,642 877
Columbia Banking System, Inc. 30,339 893
Community Financial System, Inc. 28,319 1,770
Compass, Inc. Class A(Æ) 53,426 669
Consumer Portfolio Services, Inc.(Æ) 91,787 792
CoStar Group, Inc.(Æ) 22,772 1,400
Crawford & Co. Class A 32,338 351
CTO Realty Growth, Inc.(ö) 38,171 678
Cushman & Wakefield, Ltd.(Æ) 46,842 770
Customers Bancorp, Inc.(Æ) 76,169 6,019
DiamondRock Hospitality Co.(ö) 245,270 2,252

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 99
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Dime Community Bancshares, Inc. 56,911 1,936
Distribution Solutions Group, Inc.(Æ) 41,793 1,186
Diversified Healthcare Trust(ö) 787,184 4,573
Encore Capital Group, Inc.(Æ) 16,613 917
Enova International, Inc.(Æ) 30,176 4,984
EPR Properties(ö) 21,427 1,162
Equity Bancshares, Inc. Class A 49,936 2,303
Equity LifeStyle Properties, Inc. Class A(ö) 16,843 1,064
Esquire Financial Holdings, Inc. 693 74
Essential Properties Realty Trust, Inc.(ö) 88,465 2,686
Everest Group, Ltd. 2,566 850
EZCORP, Inc. Class A(Æ) 64,535 1,384
F&G Annuities & Life, Inc. 78,897 2,327
FB Financial Corp. 33,853 1,948
Federal Agricultural Mortgage Corp. Class
C 14,346 2,429
Fidelis Insurance Holdings, Ltd. 138,933 2,645
Finance of America Cos., Inc. Class A(Æ) 73,148 1,704
First BanCorp 106,817 2,363
First Bank 93,879 1,566
First Commonwealth Financial Corp. 59,331 1,070
First Financial Bankshares, Inc. 11,559 368
First Horizon Corp. 98,309 2,408
First Industrial Realty Trust, Inc.(ö) 54,380 3,156
First Internet Bancorp 26,750 583
FirstService Corp. 24,461 3,798
FNB Corp. 90,478 1,588
Gaming and Leisure Properties, Inc.(ö) 47,461 2,124
GCM Grosvenor, Inc. Class A 141,882 1,606
Genworth Financial, Inc. Class A(Æ) 108,399 904
German American Bancorp, Inc. 34,882 1,467
Glacier Bancorp, Inc. 137,949 6,991
Globe Life, Inc. 7,789 1,092
Goosehead Insurance, Inc. Class A(Æ) 10,049 621
Grid Dynamics Holdings, Inc.(Æ) 159,256 1,317
HA Sustainable Infrastructure Capital, Inc. 17,278 594
Hamilton Lane, Inc. Class A 28,552 4,033
Hanover Insurance Group, Inc. (The) 23,918 4,165
HBT Financial, Inc. 13,312 359
Hingham Institution For Savings (The) 9,968 2,975
Home BancShares, Inc. 119,152 3,443
Horace Mann Educators Corp. 60,714 2,721
Host Hotels & Resorts, Inc.(ö) 21,421 397
Houlihan Lokey, Inc. Class A 46,738 7,867
Howard Hughes Holdings, Inc.(Æ) 40,210 3,284
Independence Realty Trust, Inc.(ö) 61,288 1,023
Independent Bank Corp. 52,677 4,255
Industrial Logistics Properties Trust(ö) 61,038 325
International General Insurance Holdings,
Ltd. 301,956 7,525
InvenTrust Properties Corp.(ö) 155,714 4,576
Jackson Financial, Inc. Class A 62,653 7,451
John Wiley & Sons, Inc. Class A 12,359 386
Jones Lang LaSalle, Inc.(Æ) 14,647 5,242
Kimco Realty Corp.(ö) 83,091 1,752
Kinsale Capital Group, Inc. 872 345
Lamar Advertising Co. Class A(ö) 5,068 650
Lazard, Inc. 9,453 508
LendingClub Corp.(Æ) 121,664 2,057
Live Oak Bancshares, Inc. 24,107 963
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Macerich Co. (The)(ö) 79,661 1,508
Marex Group PLC 102,519 4,047
Merchants Bancorp 65,338 2,709
Metropolitan Bank Holding Corp. 45,485 4,212
MGIC Investment Corp. 87,321 2,351
Miami International Holdings, Inc.(Æ) 10,116 422
Mid-America Apartment Communities, Inc.
(ö) 2,685 361
Millrose Properties, Inc. Class A(ö) 134,384 4,005
National Bank Holdings Corp. Class A 39,926 1,604
NETSTREIT Corp.(ö) 24,195 456
Newmark Group, Inc. Class A 311,588 5,556
NexPoint Residential Trust, Inc.(ö) 7,918 239
NMI Holdings, Inc. Class A(Æ) 57,349 2,221
NNN REIT, Inc.(ö) 81,918 3,413
Northrim BanCorp, Inc. 60,716 1,430
OceanFirst Financial Corp. 79,370 1,488
OFG Bancorp 134,940 5,438
Old Second Bancorp, Inc. 106,577 2,114
Onity Group, Inc.(Æ) 20,039 906
Oportun Financial Corp.(Æ) 80,000 434
Origin Bancorp, Inc. 80,621 3,453
Pathward Financial, Inc. 24,076 2,174
Patriot National Bancorp, Inc.(Æ) 680,370 1,048
Peapack-Gladstone Financial Corp. 18,179 577
Pebblebrook Hotel Trust(ö) 51,415 587
Perella Weinberg Partners 95,814 2,138
Phillips Edison & Co., Inc.(ö) 14,682 532
Pinnacle Financial Partners, Inc. 17,668 1,680
Popular, Inc. 38,925 5,198
Postal Realty Trust, Inc. Class A(ö) 29,957 546
PotlatchDeltic Corp.(ö) 278,519 11,623
PRA Group, Inc.(Æ) 92,785 1,187
Primerica, Inc. 8,016 2,108
Prosperity Bancshares, Inc. 35,667 2,461
Radian Group, Inc. 51,019 1,678
Raymond James Financial, Inc. 29,861 4,953
Rayonier, Inc.(ö) 57,665 1,311
RE/MAX Holdings, Inc. Class A(Æ) 18,196 142
Reinsurance Group of America, Inc. Class A 9,671 1,961
Remitly Global, Inc.(Æ) 148,304 1,961
RenaissanceRe Holdings, Ltd. 7,843 2,209
Renasant Corp. 24,218 913
Resolute Holdings Management, Inc.(Æ) 9,280 1,893
Rocket Cos., Inc. Class A 34,423 617
Ryman Hospitality Properties, Inc.(ö) 31,325 2,966
Safehold, Inc.(ö) 180,155 2,542
Seacoast Banking Corp. of Florida 180,281 6,029
Selective Insurance Group, Inc. 41,173 3,462
Shift4 Payments, Inc. Class A(Æ) 9,025 533
Simmons First National Corp. Class A 39,362 800
Skyward Specialty Insurance Group, Inc.
(Æ) 46,273 2,065
SLM Corp. 75,562 2,051
SoFi Technologies, Inc.(Æ) 93,590 2,135
Southern First Bancshares, Inc.(Æ) 52,615 2,891
Southern Missouri Bancorp, Inc. 31,039 1,942
SouthState Bank Corp. 42,421 4,341
St. Joe Co. (The) 28,774 1,905
Starwood Property Trust, Inc.(ö) 66,209 1,187

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
100 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Stewart Information Services Corp. 26,394 1,780
Stock Yards Bancorp, Inc. 29,505 1,997
Summit Hotel Properties, Inc.(ö) 30,265 134
Sun Communities, Inc.(ö) 3,203 408
Tel Aviv Stock Exchange, Ltd. 335,495 12,956
Terreno Realty Corp.(ö) 23,477 1,445
Texas Capital Bancshares, Inc.(Æ) 28,980 2,932
TIC Solutions, Inc.(Æ) 142,014 1,434
Towne Bank 44,302 1,551
Tradeweb Markets, Inc. Class A 18,095 1,865
Triumph Financial, Inc.(Æ) 6,648 419
UMB Financial Corp. 9,870 1,255
United Community Banks, Inc. 20,570 708
Unum Group 41,015 3,116
Virtus Investment Partners, Inc. 1,898 310
Vornado Realty Trust(ö) 147,603 4,706
Voya Financial, Inc. 66,637 5,108
Walker & Dunlop, Inc. 116,942 7,354
Webster Financial Corp. 50,085 3,294
Western Alliance Bancorp 15,686 1,398
World Acceptance Corp.(Æ) 2,460 298
396,679
Health Care - 12.4%
Abivax SA - ADR(Æ) 22,964 2,552
AdaptHealth Corp.(Æ) 219,987 2,211
Adaptive Biotechnologies Corp.(Æ) 65,444 1,211
Addus HomeCare Corp.(Æ) 34,795 3,601
ADMA Biologics, Inc.(Æ) 43,045 745
Align Technology, Inc.(Æ) 11,931 1,945
Alphatec Holdings, Inc.(Æ) 123,473 1,831
Amneal Pharmaceuticals, Inc.(Æ) 210,408 2,878
Annexon, Inc.(Æ) 168,557 1,052
Apogee Therapeutics, Inc.(Æ) 13,950 914
Arcellx, Inc.(Æ) 60,814 4,154
Arcus Biosciences, Inc.(Æ) 5,248 110
Arrowhead Pharmaceuticals, Inc.(Æ) 29,981 2,079
Artivion, Inc.(Æ) 8,093 330
Ascendis Pharma A/S - ADR(Æ) 15,611 3,530
Astrana Health, Inc.(Æ) 14,486 329
Avidity Biosciences, Inc.(Æ) 18,664 1,354
Axsome Therapeutics, Inc.(Æ) 2,975 548
Biohaven, Ltd.(Æ) 7,390 87
Bio-Techne Corp. 83,998 5,383
BridgeBio Pharma, Inc.(Æ) 97,397 7,526
Catalyst Pharmaceuticals, Inc.(Æ) 66,188 1,608
Celcuity, Inc.(Æ) 33,884 3,708
Centessa Pharmaceuticals PLC - ADR(Æ) 38,812 954
CG Oncology, Inc.(Æ) 40,985 2,133
Charles River Laboratories International,
Inc.(Æ) 7,982 1,680
Chemed Corp. 4,610 1,969
Cogent Biosciences, Inc.(Æ) 97,230 3,492
Concentra Group Holdings Parent, Inc. 94,209 2,090
Cooper Cos, Inc. (The)(Æ) 8,232 670
CorVel Corp.(Æ) 35,961 2,504
Crinetics Pharmaceuticals, Inc.(Æ) 39,782 1,987
CRISPR Therapeutics AG(Æ) 18,211 910
Cytokinetics, Inc.(Æ) 26,727 1,689
DaVita, Inc.(Æ) 10,612 1,160
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Dexcom, Inc.(Æ) 5,433 397
Dianthus Therapeutics, Inc.(Æ) 20,658 1,103
Doximity, Inc. Class A(Æ) 16,601 622
Dyne Therapeutics, Inc.(Æ) 1,455 26
Elanco Animal Health, Inc.(Æ) 183,258 4,413
Embecta Corp. 37,766 401
Emergent BioSolutions, Inc.(Æ) 47,014 533
Encompass Health Corp. 51,986 4,914
Enovis Corp.(Æ) 9,240 204
Ensign Group, Inc. (The) 29,828 5,120
Envista Holdings Corp.(Æ) 83,210 1,953
Evolus, Inc.(Æ) 135,917 637
Greenwich LifeSciences, Inc.(Æ) 17,833 536
Guardant Health, Inc.(Æ) 28,651 3,267
Haemonetics Corp.(Æ) 20,950 1,397
Halozyme Therapeutics, Inc.(Æ) 30,665 2,199
Harrow, Inc.(Æ) 44,449 1,820
HealthEquity, Inc.(Æ) 40,575 3,476
Henry Schein, Inc.(Æ) 17,100 1,291
Icon PLC(Æ) 18,707 3,372
Inhibrx Biosciences, Inc.(Æ) 15,439 1,178
Insmed, Inc.(Æ) 45,822 7,188
Jazz Pharmaceuticals PLC(Æ) 551 91
KalVista Pharmaceuticals, Inc.(Æ) 52,939 826
Krystal Biotech, Inc.(Æ) 2,452 685
Kymera Therapeutics, Inc.(Æ) 13,023 947
LeMaitre Vascular, Inc. 52,245 4,439
Ligand Pharmaceuticals, Inc. Class B(Æ) 8,313 1,597
Liquidia Corp.(Æ) 67,960 2,881
Madrigal Pharmaceuticals, Inc.(Æ) 13,121 6,420
Medpace Holdings, Inc.(Æ) 9,373 5,460
MeiraGTx Holdings PLC(Æ) 79,392 604
Mineralys Therapeutics, Inc.(Æ) 45,757 1,413
Mirum Pharmaceuticals, Inc.(Æ) 72,269 7,460
Natera, Inc.(Æ) 9,914 2,291
Nektar Therapeutics(Æ) 8,954 334
Neurocrine Biosciences, Inc.(Æ) 9,627 1,310
NeuroPace, Inc.(Æ) 37,056 561
Newamsterdam Pharma Co. NV(Æ) 13,498 420
Nuvalent, Inc. Class A(Æ) 26,657 2,743
Omnicell, Inc.(Æ) 8,346 405
Option Care Health, Inc.(Æ) 60,049 2,042
ORIC Pharmaceuticals, Inc.(Æ) 105,971 1,087
Pacira BioSciences, Inc.(Æ) 45,713 939
PACS Group, Inc.(Æ) 125,423 4,234
Pediatrix Medical Group, Inc.(Æ) 58,522 1,251
Pennant Group, Inc. (The)(Æ) 119,386 3,297
Praxis Precision Medicines, Inc.(Æ) 6,094 1,913
Prestige Consumer Healthcare, Inc.(Æ) 7,856 506
PTC Therapeutics, Inc.(Æ) 43,915 3,317
Puma Biotechnology, Inc.(Æ) 248,058 1,607
Pursuit Attractions and Hospitality, Inc.(Æ) 55,145 1,915
Quest Diagnostics, Inc. 7,338 1,372
RadNet, Inc.(Æ) 31,962 2,241
Repligen Corp.(Æ) 12,123 1,811
Revolution Medicines, Inc.(Æ) 27,226 2,640
Rhythm Pharmaceuticals, Inc.(Æ) 37,533 3,848
Rigel Pharmaceuticals, Inc.(Æ) 29,934 1,043
Sionna Therapeutics, Inc.(Æ) 9,489 401
Smith & Nephew PLC - ADR 89,775 3,065

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 101
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Soleno Therapeutics, Inc.(Æ) 33,050 1,274
STERIS PLC 18,634 4,893
Structure Therapeutics, Inc. - ADR(Æ) 5,922 524
Summit Therapeutics, Inc.(Æ) 1,367 20
Supernus Pharmaceuticals, Inc.(Æ) 14,740 710
Talkspace, Inc.(Æ) 233,458 943
Tarsus Pharmaceuticals, Inc.(Æ) 35,276 2,277
Tempus AI, Inc.(Æ) 10,603 634
Tenet Healthcare Corp.(Æ) 21,704 4,108
Terns Pharmaceuticals, Inc.(Æ) 72,098 2,495
TG Therapeutics, Inc.(Æ) 90,121 2,652
TransMedics Group, Inc.(Æ) 2,675 358
Travere Therapeutics, Inc.(Æ) 36,595 1,138
uniQure NV(Æ) 23,707 539
United Therapeutics Corp.(Æ) 6,528 3,065
Universal Health Services, Inc. Class B 12,406 2,497
US Physical Therapy, Inc. 23,784 1,995
Varex Imaging Corp.(Æ) 43,127 601
Vaxcyte, Inc.(Æ) 3,885 208
Veeva Systems, Inc. Class A(Æ) 89 18
Vera Therapeutics, Inc.(Æ) 37,636 1,628
Veracyte, Inc.(Æ) 38,560 1,468
Vericel Corp.(Æ) 79,266 2,852
Viking Therapeutics, Inc.(Æ) 21,452 623
Viridian Therapeutics, Inc.(Æ) 51,267 1,692
Waystar Holding Corp.(Æ) 33,347 886
West Pharmaceutical Services, Inc. 9,822 2,270
Xenon Pharmaceuticals, Inc.(Æ) 16,514 677
239,432
Materials and Processing - 10.7%
AAON, Inc. 16,344 1,488
Acuity, Inc. 2,856 883
Advanced Drainage Systems, Inc. 15,000 2,281
AdvanSix, Inc. 25,838 409
Alcoa Corp. 33,253 1,889
American Vanguard Corp.(Æ) 314,377 1,597
Amrize, Ltd.(Æ) 72,279 3,803
Apogee Enterprises, Inc. 35,330 1,312
AptarGroup, Inc. 5,929 741
Ashland, Inc. 4,413 270
Avient Corp. 82,454 2,981
Axalta Coating Systems, Ltd.(Æ) 50,647 1,701
Balchem Corp. 20,807 3,541
Ball Corp. 115,441 6,565
Belden, Inc. 5,651 664
Builders FirstSource, Inc.(Æ) 11,474 1,313
Cameco Corp. Class A 30,330 3,742
Carpenter Technology Corp. 6,401 2,034
Cleveland-Cliffs, Inc.(Æ) 194,102 2,671
Commercial Metals Co. 77,975 5,994
Core & Main, Inc. Class A(Æ) 3,764 201
Crown Holdings, Inc. 5,723 599
Darling Ingredients, Inc.(Æ) 12,608 576
DuPont de Nemours, Inc. 19,273 846
Eagle Materials, Inc. 17,343 3,535
Eldorado Gold Corp. 20,253 869
Element Solutions, Inc. 210,929 6,138
Fabrinet(Æ) 5,341 2,614
Fortune Brands Innovations, Inc. 74,670 4,040
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Gibraltar Industries, Inc.(Æ) 34,560 1,772
Graphic Packaging Holding Co. 114,275 1,674
Greif, Inc. Class A 61,183 4,321
H.B. Fuller Co. 62,713 3,769
Healthcare Services Group, Inc.(Æ) 376,718 7,090
Ingevity Corp.(Æ) 105,085 6,914
Innospec, Inc. 4,161 340
Installed Building Products, Inc. 6,798 1,959
Insteel Industries, Inc. 33,466 1,109
Intrepid Potash, Inc.(Æ) 21,124 694
ITT, Inc. 39,309 7,166
Knife River Corp.(Æ) 25,914 1,741
Koppers Holdings, Inc. 14,523 428
Legence Corp. Class A(Æ) 26,969 1,265
Lennox International, Inc. 3,222 1,595
LKQ Corp. 105,650 3,471
Magnera Corp.(Æ) 161,513 2,111
Masterbrand, Inc.(Æ) 296,469 3,593
MDU Resources Group, Inc. 206,611 4,238
Metallus, Inc.(Æ) 22,790 455
Minerals Technologies, Inc. 16,922 1,113
Modine Manufacturing Co.(Æ) 50,425 9,311
Mohawk Industries, Inc.(Æ) 12,972 1,536
Olin Corp. 39,740 827
Olympic Steel, Inc. 22,978 1,105
OPENLANE, Inc.(Æ) 46,088 1,384
Owens Corning 10,132 1,214
Packaging Corp. of America 4,726 1,052
Pool Corp. 20,176 5,126
Qnity Electronics, Inc. 19,089 1,836
Quaker Chemical Corp. 26,874 4,132
Reliance, Inc. 4,978 1,640
Resideo Technologies, Inc.(Æ) 54,070 1,852
Rogers Corp.(Æ) 3,305 321
Royal Gold, Inc. 8,784 2,313
RPM International, Inc. 17,364 1,857
Rush Enterprises, Inc. Class A 70,983 4,556
ScanSource, Inc.(Æ) 13,149 565
Sealed Air Corp. 26,493 1,110
Silgan Holdings, Inc. 130,449 5,629
SiteOne Landscape Supply, Inc.(Æ) 6,297 904
Solstice Advanced Materials Inc. 69,475 4,291
SPX Technologies, Inc.(Æ) 34,868 7,267
Steel Dynamics, Inc. 7,194 1,292
Stepan Co. 48,112 2,772
Timken Co. (The) 71,407 6,654
Titan America SA(Æ) 78,209 1,358
Trex Co., Inc.(Æ) 8,408 348
UFP Industries, Inc. 67,348 6,956
Valmont Industries, Inc. 2,427 1,081
Vox Royalty Corp. 122,252 644
Watsco, Inc. 4,901 1,894
Worthington Enterprises, Inc. 9,630 535
Worthington Steel, Inc. 9,630 387
205,864
Producer Durables - 19.2%
ABM Industries, Inc. 4,061 187
Advantage Solutions, Inc.(Æ) 530,989 573
Aebi Schmidt Holding AG 299,620 4,386

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
102 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AECOM 25,754 2,483
Alamo Group, Inc. 5,697 1,113
Alarm.com Holdings, Inc.(Æ) 40,326 1,967
Allison Transmission Holdings, Inc. Class A 13,732 1,493
Alta Equipment Group, Inc. 49,965 338
Andersen Group, Inc. Class A(Æ) 65,830 1,478
Applied Industrial Technologies, Inc. 4,001 1,042
ArcBest Corp. 31,963 2,884
Arcosa, Inc. 45,271 5,182
Arhaus, Inc.(Æ) 6,423 65
Aurora Innovation, Inc.(Æ) 83,180 349
Avery Dennison Corp. 4,784 887
Badger Meter, Inc. 12,047 1,766
Barrett Business Services, Inc. 145,612 5,533
Bloom Energy Corp. Class A(Æ) 41,722 6,315
Boeing Co. (The)(Æ) 345 81
Booz Allen Hamilton Holding Corp. Class A 13,046 1,154
BWX Technologies, Inc. 33,050 6,789
Cactus, Inc. Class A 32,145 1,808
Carlisle Cos., Inc. 4,205 1,433
Casella Waste Systems, Inc. Class A(Æ) 29,560 2,982
CBIZ, Inc.(Æ) 92,008 3,621
Centuri Holdings, Inc.(Æ) 25,285 698
Chart Industries, Inc.(Æ) 9,336 1,936
Comfort Systems USA, Inc. 8,542 9,756
Construction Partners, Inc. Class A(Æ) 64,944 7,136
Costamare Bulkers Holdings, Ltd.(Æ) 79,001 1,306
Crane Co. 15,572 2,844
Deluxe Corp. 116,748 3,082
DMC Global, Inc.(Æ) 26,978 232
Dorian LPG, Ltd. 21,165 625
Dorman Products, Inc.(Æ) 17,788 2,209
Dycom Industries, Inc.(Æ) 11,879 4,329
Eastman Kodak Co.(Æ) 13,823 101
Embraer SA - ADR 54,844 4,029
EnerSys 59,900 10,793
EnPro, Inc. 10,599 2,531
Esab Corp. 43,467 5,264
ESCO Technologies, Inc. 24,586 5,610
Euronet Worldwide, Inc.(Æ) 10,811 783
Everus Construction Group, Inc.(Æ) 61,054 5,403
ExlService Holdings, Inc.(Æ) 74,302 2,909
Flowserve Corp. 81,016 6,331
Fluor Corp.(Æ) 37,800 1,746
Fortive Corp. 27,832 1,470
Forward Air Corp.(Æ) 18,160 506
Franklin Covey Co.(Æ) 85,971 1,751
Franklin Electric Co., Inc. 24,410 2,432
FreightCar America, Inc.(Æ) 126,197 1,453
Frontdoor, Inc.(Æ) 39,160 2,315
FTAI Aviation, Ltd. 41,237 11,230
FTI Consulting, Inc.(Æ) 2,997 523
Gates Industrial Corp. PLC(Æ) 61,040 1,405
Generac Holdings, Inc.(Æ) 374 63
GFL Environmental, Inc. 23,751 1,020
Gorman-Rupp Co. (The) 19,777 1,078
GPGI, Inc. Class A 116,903 2,755
Granite Construction, Inc. 19,905 2,403
GXO Logistics, Inc.(Æ) 14,529 822
Hackett Group, Inc. (The) 275,201 5,022
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HEICO Corp. 9,173 3,035
Helios Technologies, Inc. 62,526 4,050
Herc Holdings, Inc. 7,336 1,052
Hexcel Corp. 8,499 704
HNI Corp. 64,434 3,079
Howmet Aerospace, Inc. 11,122 2,314
Hub Group, Inc. Class A 50,580 2,407
IDEX Corp. 21,616 4,292
Innovative Solutions and Support, Inc.(Æ) 42,312 782
Insperity, Inc. 80,136 3,424
Itron, Inc.(Æ) 3,913 388
Kennametal, Inc. 32,031 1,102
Kforce, Inc. 45,126 1,594
Kirby Corp.(Æ) 783 92
Knight-Swift Transportation Holdings, Inc. 9,433 520
Kratos Defense & Security Solutions, Inc.
(Æ) 2,950 304
Lamb Weston Holdings, Inc. 59,645 2,740
Landstar System, Inc. 6,047 903
Limbach Holdings, Inc.(Æ) 15,212 1,308
Lincoln Electric Holdings, Inc. 3,729 990
Littelfuse, Inc. 12,777 4,137
MarketAxess Holdings, Inc. 378 64
MasTec, Inc.(Æ) 17,488 4,206
Matson, Inc. 26,716 4,283
Maximus, Inc. 14,490 1,368
Mayville Engineering Co., Inc.(Æ) 104,246 2,043
Mercury Systems, Inc.(Æ) 11,964 1,123
Middleby Corp. (The)(Æ) 26,368 3,881
MillerKnoll, Inc. 127,125 2,553
Montrose Environmental Group, Inc.(Æ) 88,774 1,978
MSC Industrial Direct Co., Inc. Class A 84,698 7,143
Murphy USA, Inc. 1,877 793
MYR Group, Inc.(Æ) 11,935 2,984
National CineMedia, Inc. 80,567 291
Nordson Corp. 6,859 1,883
Orion Group Holdings, Inc.(Æ) 155,061 1,895
Paylocity Holding Corp.(Æ) 19,836 2,677
Paysafe, Ltd.(Æ) 138,484 950
Pentair PLC 13,065 1,377
Phinia, Inc. 67,697 4,818
Priority Technology Holdings, Inc.(Æ) 65,123 385
PROG Holdings, Inc. 67,376 2,186
Quanta Services, Inc. 1,328 630
Ralliant Corp. 89,661 4,749
RBC Bearings, Inc.(Æ) 1,938 968
Regal Rexnord Corp. 7,842 1,266
Repay Holdings Corp.(Æ) 318,458 1,111
Robert Half, Inc. 118,834 4,113
RXO, Inc.(Æ) 108,604 1,583
Ryder System, Inc. 13,972 2,673
Ryerson Holding Corp. 33,671 950
Saia, Inc.(Æ) 14,253 4,773
Schneider National, Inc. Class B 134,903 3,621
Scotts Miracle-Gro Co. (The) Class A 50,920 3,270
Snap-on, Inc. 3,029 1,109
Stagwell, Inc.(Æ) 614,844 3,695
Standex International Corp. 16,214 3,891
Sterling Infrastructure, Inc.(Æ) 21,014 7,521
Stoneridge, Inc.(Æ) 61,268 403

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 103
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sun Country Airlines Holdings, Inc.(Æ) 5,779 101
Teekay Tankers, Ltd. Class A 6,916 446
Tennant Co. 3,770 287
Terex Corp. 16,159 921
Tetra Tech, Inc. 72,170 2,718
Textron, Inc. 17,473 1,539
Thermon Group Holdings, Inc.(Æ) 79,805 3,611
Tidewater, Inc.(Æ) 10,522 658
TopBuild Corp.(Æ) 6,629 3,103
Toro Co. (The) 33,768 3,090
TransUnion 7,119 563
TreeHouse Foods, Inc.(Æ) 85,705 2,112
Trimble, Inc.(Æ) 49,203 3,326
UniFirst Corp. 1,948 419
United Rentals, Inc. 2,386 1,866
V2X, Inc.(Æ) 37,580 2,587
Vontier Corp. 192,466 7,217
Watts Water Technologies, Inc. Class A 4,528 1,355
Werner Enterprises, Inc. 128,119 4,388
WESCO International, Inc. 30,963 8,962
Westinghouse Air Brake Technologies Corp. 15,241 3,508
Willdan Group, Inc.(Æ) 32,255 4,071
Xometry, Inc. Class A(Æ) 13,719 784
XPO, Inc.(Æ) 48,776 7,224
371,090
Technology - 12.8%
ACI Worldwide, Inc.(Æ) 19,516 846
ACM Research, Inc. Class A(Æ) 50,379 2,928
Advanced Micro Devices, Inc.(Æ) 2,397 567
Agilysys, Inc.(Æ) 32,102 2,785
Amentum Holdings, Inc.(Æ) 261,858 9,369
Angi, Inc.(Æ) 26,031 338
Appfolio, Inc. Class A(Æ) 17,451 3,314
Arista Networks, Inc.(Æ) 3,319 470
Arrow Electronics, Inc.(Æ) 3,215 426
Astera Labs, Inc.(Æ) 2,543 383
Aviat Networks, Inc.(Æ) 9,905 216
Avnet, Inc. 13,838 863
Bandwidth, Inc. Class A(Æ) 10,470 146
Bentley Systems, Inc. Class B 24,434 858
Box, Inc. Class A(Æ) 18,284 463
Bumble, Inc. Class A(Æ) 108,459 363
CACI International, Inc. Class A(Æ) 11,126 6,905
Calix, Inc.(Æ) 25,969 1,160
Camtek, Ltd.(Æ) 26,051 3,817
Cars.com, Inc.(Æ) 77,249 878
CCC Intelligent Solutions Holdings, Inc.(Æ) 951,967 7,216
Clear Secure, Inc. Class A 32,824 1,071
Clearfield, Inc.(Æ) 44,491 1,324
Clearwater Analytics Holdings, Inc. Class
A(Æ) 72,233 1,740
Coherent Corp.(Æ) 37,904 8,042
Consensus Cloud Solutions, Inc.(Æ) 53,378 1,140
Crane NXT Co. 69,745 3,524
Credo Technology Group Holding, Ltd.(Æ) 8,426 1,056
Daily Journal Corp.(Æ) 2,897 1,699
Descartes Systems Group, Inc. (The)(Æ) 50,915 3,806
Diebold Nixdorf, Inc.(Æ) 27,224 1,879
DigitalOcean Holdings, Inc.(Æ) 7,589 419
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Diodes, Inc.(Æ) 22,989 1,361
Dolby Laboratories, Inc. Class A 32,605 2,093
Donnelley Financial Solutions, Inc.(Æ) 66,838 3,459
DXC Technology Co.(Æ) 46,554 672
Dynatrace, Inc.(Æ) 40,960 1,560
EPAM Systems, Inc.(Æ) 4,444 927
Extreme Networks, Inc.(Æ) 164,287 2,395
Fair Isaac Corp.(Æ) 4,834 7,073
Figure Technology Solutions, Inc. Class
A(Æ) 40,025 2,277
Fortinet, Inc.(Æ) 23,909 1,943
GCI Liberty, Inc.(Æ)(Š) 39,677 —
GCI Liberty, Inc. Class C(Æ) 137,232 5,076
Genpact, Ltd. 46,885 2,068
Global-e Online, Ltd.(Æ) 40,315 1,474
Globant SA(Æ) 17,710 1,184
GoDaddy, Inc. Class A(Æ) 24,884 2,501
Guidewire Software, Inc.(Æ) 16,199 2,280
Ichor Holdings, Ltd.(Æ) 16,669 506
IDT Corp. Class B 68,728 3,342
Jabil, Inc. 8,864 2,102
Jack Henry & Associates, Inc. 8,675 1,555
KBR, Inc. 98,942 4,236
Kimball Electronics, Inc.(Æ) 20,531 620
Kulicke & Soffa Industries, Inc. 114,826 6,583
Kyndryl Holdings, Inc.(Æ) 328,635 7,559
Lumentum Holdings, Inc.(Æ) 27,635 10,828
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 1,242
Match Group, Inc. 38,706 1,206
MKS, Inc. 13,737 3,234
monday.com, Ltd.(Æ) 3,957 454
Monolithic Power Systems, Inc. 7,910 8,892
NCR Atleos Corp.(Æ) 52,621 1,963
NCR Voyix Corp.(Æ) 232,812 2,309
NetApp, Inc. 14,175 1,366
Nice, Ltd. - ADR(Æ) 3,241 345
Novanta, Inc.(Æ) 10,068 1,355
ON Semiconductor Corp.(Æ) 9,018 540
Ouster, Inc.(Æ) 102,737 2,140
Pegasystems, Inc. 85,954 3,755
Penguin Solutions, Inc.(Æ) 17,522 337
Photronics, Inc.(Æ) 34,924 1,207
Plexus Corp.(Æ) 29,571 5,894
Power Integrations, Inc. 22,386 1,028
Progress Software Corp.(Æ) 36,263 1,484
PTC, Inc.(Æ) 1,951 305
Pure Storage, Inc. Class A(Æ) 49,016 3,409
Q2 Holdings, Inc.(Æ) 32,348 1,981
Qorvo, Inc.(Æ) 10,049 785
Qualys, Inc.(Æ) 11,943 1,575
Rambus, Inc.(Æ) 32,101 3,654
Red Violet, Inc.(Æ) 47,815 2,175
Sandisk Corp.(Æ) 19,009 10,954
Sapiens International Corp. NV(Š) 23,622 1,028
Semtech Corp.(Æ) 28,165 2,246
ServiceTitan, Inc. Class A(Æ) 3,509 275
Shutterstock, Inc. 17,457 347
SiTime Corp.(Æ) 4,346 1,578
SPS Commerce, Inc.(Æ) 32,621 2,912

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
104 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Stubhub Holdings, Inc. Class A(Æ) 34,352 485
Super Micro Computer, Inc.(Æ) 7,627 222
Symbotic, Inc.(Æ) 12,952 704
Synaptics, Inc.(Æ) 20,011 1,651
Synchronoss Technologies, Inc.(Æ) 202,715 1,784
TD SYNNEX Corp. 7,146 1,134
Twilio, Inc. Class A(Æ) 6,591 794
Tyler Technologies, Inc.(Æ) 7,467 2,758
UiPath, Inc. Class A(Æ) 7,752 98
Ultra Clean Holdings, Inc.(Æ) 55,885 2,441
Unity Software, Inc.(Æ) 10,414 303
Universal Display Corp. 29,724 3,413
Verra Mobility Corp.(Æ) 64,131 1,238
Vertex, Inc. Class A(Æ) 194 4
Vishay Intertechnology, Inc. 166,855 3,362
Vistance Networks, Inc.(Æ) 170,274 3,065
Workiva, Inc.(Æ) 12,780 984
Zeta Global Holdings Corp. Class A(Æ) 254,547 4,729
246,829
Utilities - 2.6%
American States Water Co. 15,862 1,157
Brookfield Infrastructure Corp. Class A 22,051 1,055
Chesapeake Utilities Corp. 9,745 1,254
ConocoPhillips 9,541 995
Crescent Energy Co. Class A 131,830 1,288
DT Midstream, Inc. 61,692 7,775
Essential Utilities, Inc. 5,387 209
Expand Energy Corp. 22,768 2,559
Gulfport Energy Corp.(Æ) 12,456 2,543
IDACORP, Inc. 18,388 2,442
Lumen Technologies, Inc.(Æ) 389,683 3,437
Magnolia Oil & Gas Corp. Class A 5,997 153
Northern Oil and Gas, Inc. 77,921 1,948
Northwestern Energy Group, Inc. 62,367 4,232
NRG Energy, Inc. 10,610 1,619
Oklo, Inc.(Æ) 4,222 336
Ovintiv, Inc. 26,435 1,149
Permian Resources Corp. Class A 76,169 1,229
RGC Resources, Inc. 47,133 1,023
Talen Energy Corp.(Æ) 12,558 4,375
UGI Corp. 104,506 4,192
Vistra Corp. 28,505 4,514
49,484
Total Common Stocks
(cost $1,021,824) 1,881,820
Warrants and Rights - 0.0%
Akero Therapeutics, Inc.(Æ)(Š)
  Rights 5,733 4
Blueprint Medicines Corp.(Æ)(Š)
  Rights 17,339 8
Chinook Therapeutics, Inc.(Æ)(Š)
  Rights 15,391 —
Inhibrx, Inc.(Æ)(Š)
  Rights 95,150 61
Nabors Industries, Ltd.(Æ)
2026  Warrants 3,926 1
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
OmniAb, Inc.(Æ)(Š)
  Rights 6,830 —
Rain Oncology, Inc.(Æ)(Š)
  Rights 23,153 1
Total Warrants and Rights
(cost $75) 75
Short-Term Investments - 2.2%
U.S. Cash Management Fund(@) 42,819,497
(∞)
42,811
Total Short-Term Investments
(cost $42,807) 42,811
Total Investments - 99.8%
(identified cost $1,064,706) 1,924,706
Other Assets and Liabilities,
Net - 0.2%
3,500
Net Assets - 100.0%
1,928,206

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 105
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 262 USD 34,382 03/26 670
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 670
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 235,955 $ — $ —
$ —
$ 235,955
Consumer Staples 64,213 — —
—
64,213
Energy 72,274 — —
—
72,274
Financial Services 396,679 — —
—
396,679
Health Care 239,432 — —
—
239,432
Materials and Processing 205,864 — —
—
205,864
Producer Durables 371,090 — —
—
371,090
Technology 245,801 — 1,028
—
246,829
Utilities 49,484 — —
—
49,484
Warrants and Rights 1 — 74 — 75
Short-Term Investments — — — 42,811 42,811
Total Investments
1,880,793 — 1,102 42,811 1,924,706
Other Financial Instruments
Assets
Futures Contracts 670 — — — 670
Total Other Financial Instruments
*
$ 670 $ — $ — $ — $ 670
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
106 Tax-Managed U.S. Mid & Small Cap Fund
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 61,271 $ 58,777 $ 77,236 $ (2) $ 1 $ 42,811 $ 532 $ —

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.5%
Argentina - 0.2%
Grupo Financiero Galicia SA - ADR(Æ) 38,733 2,135
YPF SA - ADR(Æ) 163,079 6,489
8,624
Australia - 0.8%
Aristocrat Leisure, Ltd. 43,905 1,637
BHP Group, Ltd. 14,029 485
BlueScope Steel, Ltd. 40,510 854
Brambles, Ltd. 549,384 8,573
Commonwealth Bank of Australia 93,336 9,710
CSL, Ltd. 3,507 443
Glencore PLC(Æ) 334,700 2,282
Goodman Group(ö) 276,481 5,874
Medibank Pvt , Ltd. 519,559 1,671
Northern Star Resources, Ltd. 106,919 2,001
Pro Medicus , Ltd. 7,655 982
Qantas Airways, Ltd. 391,162 2,744
QBE Insurance Group, Ltd. 163,228 2,250
Rio Tinto PLC 4,261 388
Rio Tinto, Ltd. 7,211 761
Santos, Ltd. 84,190 413
Wesfarmers, Ltd. 58,902 3,404
44,472
Austria - 0.6%
ams -OSRAM AG(Æ) 93,905 981
Erste Group Bank AG 234,487 30,469
Mondi PLC 145,435 1,702
33,152
Belgium - 0.2%
Ageas SA 61,712 4,395
Anheuser-Busch InBev SA 37,682 2,701
Lotus Bakeries NV 65 764
Proximus SADP 126,048 1,152
UCB SA 13,307 4,028
13,040
Brazil - 3.2%
Ambev SA 5,617,477 15,851
Axia Energia 435,030 4,494
B3 SA - Brasil Bolsa Balcao (Æ) 282,161 866
Banco Bradesco SA - ADR 2,143,205 8,680
Banco BTG Pactual SA(Æ) 814,019 9,273
Banco do Brasil SA 1,822,397 8,733
Caixa Seguridade Participacoes SA 119,822 394
Cia De Saneamento Basico Do Estado De
Sao Paulo Sabesp 317,712 8,525
Cia Paranaense de Energia - Copel 207,304 519
Embraer SA - ADR 121,068 8,894
Hypera SA(Æ) 31,472 151
Itau Unibanco Holding SA - ADR 1,031,230 8,858
Localiza Rent a Car SA(Æ) 817,099 7,513
Lojas Renner SA(Æ) 1,227,418 3,482
Magazine Luiza SA 1,771,686 3,296
MBRF Global Foods Co. SA 204,668 726
MercadoLibre , Inc.(Æ) 6,600 14,175
Natura Cosmeticos SA(Æ) 1,629,389 2,715
NU Holdings, Ltd. Class A(Æ) 719,301 12,768
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Petroleo Brasileiro SA - Petrobras - ADR 127,342 1,953
PRIO SA(Æ) 172,776 1,674
Rumo SA 225,560 633
Telefonica Brasil SA(Æ) 1,116,160 7,928
Ultrapar Participacoes SA 1,248,874 6,023
Vale SA Class B - ADR 918,562 14,761
WEG SA 1,270,019 12,481
Wheaton Precious Metals Corp. 29,676 3,910
XP, Inc. Class A 238,710 4,657
Yara International ASA 44,055 2,027
175,960
Burkina Faso - 0.1%
Endeavour Mining PLC 71,773 3,919
Canada - 3.5%
Agnico Eagle Mines, Ltd. 9,779 1,859
Alimentation Couche-Tard, Inc. 94,175 4,899
ARC Resources, Ltd. 134,430 2,495
Bank of Montreal 7,324 997
Bank of Nova Scotia (The) 12,742 953
Barrick Mining Corp. 432,510 19,787
Brookfield Asset Management, Ltd. Class
A 24,440 1,214
Brookfield Corp. 15,819 721
CAE, Inc.(Æ) 25,067 803
Cameco Corp. Class A 10,219 1,261
Canadian National Railway Co. 6,119 589
Canadian Natural Resources, Ltd. 2 —
Canadian Pacific Kansas City, Ltd. 20,854 1,550
Capstone Mining Corp.(Æ) 294,591 3,273
CCL Industries, Inc. Class B 59,400 3,580
Cenovus Energy, Inc. 65,415 1,291
CGI, Inc. 56,367 4,831
Constellation Software, Inc. 1,509 2,785
Dollarama , Inc. 87,191 11,750
Empire Co., Ltd. Class A 128,900 4,211
Enbridge, Inc. 37,611 1,836
Fairfax Financial Holdings, Ltd. 3,122 5,152
Fortis, Inc. 20,091 1,071
Franco-Nevada Corp. Class T 11,708 2,741
George Weston, Ltd. 32,343 2,256
Gildan Activewear , Inc. Class A 17,159 1,115
Great-West Lifeco , Inc. 29,092 1,362
Hydro One, Ltd.(Þ) 26,918 1,064
iA Financial Corp., Inc. 7,703 947
Imperial Oil, Ltd. 115,996 11,719
Intact Financial Corp. 28,889 5,260
Kinross Gold Corp. 80,989 2,550
Loblaw Cos., Ltd. 212,012 9,540
Magna International, Inc. Class A 188,988 9,661
Manulife Financial Corp. 106,997 4,076
Metro, Inc. Class A 66,947 4,444
National Bank of Canada 9,586 1,142
Nutrien , Ltd. 57,059 3,931
Open Text Corp. 7,239 185
Pembina Pipeline Corp. 10,204 424
Quebecor, Inc. Class B 45,351 1,654
Royal Bank of Canada 45,502 7,576
Saputo, Inc. 364,235 10,989

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
108 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shopify, Inc. Class A(Æ) 67,575 8,868
Stantec , Inc. 86,383 8,561
Sun Life Financial, Inc. 47,252 2,977
Suncor Energy, Inc. 18,907 999
Teck Resources, Ltd. Class B 41,866 2,247
Toromont Industries, Ltd. 36,989 4,712
Toronto-Dominion Bank (The) 83,171 7,773
195,681
Chile - 0.2%
Antofagasta PLC 35,475 1,760
Cencosud SA 154,772 518
Sociedad Quimica y Minera de Chile
SA - ADR 143,593 11,034
13,312
China - 10.7%
Agricultural Bank of China, Ltd. Class A 5,358,000 5,180
Akeso , Inc. Class B(Æ)(Þ) 79,000 1,122
Alibaba Group Holding, Ltd. 4,756,277 101,149
Aluminum Corp. of China, Ltd. Class A 4,621,955 9,314
Aluminum Corp. of China, Ltd. Class H 7,286,689 12,813
Anhui Conch Cement Co., Ltd. Class H 61,891 196
Baidu, Inc. Class A(Æ) 547,050 10,547
Baidu, Inc. - ADR(Æ) 23,510 3,601
Bank of China, Ltd. Class A 1,108,900 857
Bank of China, Ltd. Class H 1,994,000 1,195
Bilibili , Inc. Class Z(Æ) 88,160 3,026
Bilibili , Inc. - ADR(Æ) 87,027 2,962
BOC Hong Kong Holdings, Ltd. 891,000 4,687
BYD Co., Ltd. Class H 447,000 5,549
CGN Power Co., Ltd. Class A 739,600 410
CGN Power Co., Ltd. Class H(Þ) 2,578,000 1,074
China Construction Bank Corp. Class H 9,398,000 9,538
China Energy Engineering Group Co.,
Ltd.(Æ) 865,720 303
China Galaxy Securities Co., Ltd. Class A 408,800 886
China International Capital Corp., Ltd.
Class A 192,300 957
China International Capital Corp., Ltd.
Class H(Þ) 2,018,800 5,514
China Life Insurance Co., Ltd. Class A 873,900 6,196
China Life Insurance Co., Ltd. Class H 782,000 3,461
China Mengniu Dairy Co., Ltd. 1,586,000 3,296
China Merchants Bank Co., Ltd. Class A 41,016 228
China Merchants Bank Co., Ltd. Class H 1,026,098 6,304
China Merchants Securities Co., Ltd.
Class A 143,450 354
China Oilfield Services, Ltd. Class H 212,593 232
China Overseas Land & Investment, Ltd. 2,903,500 5,197
China Pacific Insurance Group Co., Ltd.
Class A 183,400 1,193
China Resources Land, Ltd. 1,166,617 4,596
China Southern Airlines Co., Ltd. Class
A(Æ) 380,000 394
China Tourism Group Duty Free Corp.,
Ltd. Class A 155,300 1,998
China Tower Corp., Ltd. Class H(Þ) 927,200 1,332
Contemporary Amperex Technology Co.,
Ltd. Class A 217,314 10,987
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Contemporary Amperex Technology Co.,
Ltd. Class H 171,200 10,713
Country Garden Services Holdings Co.,
Ltd. 3,692,751 3,060
DiDi Global, Inc. - ADR(Æ) 365,136 1,720
East Money Information Co., Ltd. Class A 525,600 1,721
Eve Energy Co., Ltd. Class A 342,100 3,153
Foxconn Industrial Internet Co., Ltd.
Class A 23,900 199
Full Truck Alliance Co., Ltd. - ADR 105,056 1,040
Fuyao Glass Industry Group Co., Ltd.
Class A 95,900 848
GDS Holdings, Ltd. Class A(Æ) 481,200 2,708
Geely Automobile Holdings, Ltd. 1,342,421 2,755
GF Securities Co., Ltd. Class A 385,300 1,250
GF Securities Co., Ltd. Class H 858,400 2,009
H World Group, Ltd. - ADR 4,877 232
Haier Smart Home Co., Ltd. Class A 836,100 3,014
Haier Smart Home Co., Ltd. Class H 1,188,716 3,925
Horizon Robotics(Æ) 3,465,387 3,680
Huaming Power Equipment Co., Ltd.
Class A 1,174,800 5,048
Huatai Securities Co., Ltd. Class A 702,300 2,327
Industrial & Commercial Bank of China,
Ltd. Class H 9,921,463 8,256
Inner Mongolia Dian Tou Energy Corp.,
Ltd. Class A 2,689,620 11,094
JD.com, Inc. Class A 96,100 1,371
JD.com, Inc. - ADR 25,444 725
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 298,545 2,504
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class H(Æ) 526,200 4,632
JOYY, Inc. - ADR 12,633 813
Kanzhun , Ltd. - ADR 250,462 4,639
Kuaishou Technology(Þ) 1,438,117 14,873
Kweichow Moutai Co., Ltd. Class A 2,600 525
Laopu Gold Co., Ltd. Class H 58,736 5,856
Lenovo Group, Ltd. 182,000 206
Lens Technology Co., Ltd. Class H 584,623 2,178
Li Ning Co., Ltd. 160,453 418
Longfor Group Holdings, Ltd.(Þ) 2,657,500 3,514
LONGi Green Energy Technology Co.,
Ltd. Class A(Æ) 1,639,675 4,197
Midea Group Co., Ltd. Class A 53,600 598
Muyuan Foods Co., Ltd. Class A 95,573 631
NetEase , Inc. - ADR 11,465 1,477
New China Life Insurance Co., Ltd.
Class A 93,051 1,116
Ningbo Tuopu Group Co.,Ltd . Class A 382,834 3,993
NIO, Inc. Class A(Æ) 24,730 118
Nongfu Spring Co., Ltd. Class H(Þ) 295,000 1,800
OmniVision Integrated Circuits Group,
Inc. Class A 3,557 62
PDD Holdings, Inc. - ADR(Æ) 68,638 6,936
PICC Property & Casualty Co., Ltd.
Class A 893,354 1,186
PICC Property & Casualty Co., Ltd.
Class H 590,000 1,217

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ping An Insurance Group Co. of China,
Ltd. Class A 154,100 1,472
Ping An Insurance Group Co. of China,
Ltd. Class H 2,300,000 21,377
Pop Mart International Group, Ltd.(Þ) 65,200 1,865
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 1,305,000 853
Prosus NV(Æ) 19,441 1,115
Qinghai Salt Lake Industry Co., Ltd.
Class A(Æ) 680,900 3,172
Sany Heavy Industry Co., Ltd. Class A 189,007 593
Sany Heavy Industry Co., Ltd. Class
H(Æ) 1,206,600 3,676
SF Holding Co., Ltd. Class H 4,945 23
Shandong Gold Mining Co., Ltd. Class
H(Þ) 79,250 429
Shandong Nanshan Aluminum Co., Ltd.
Class A 605,900 637
Shanghai Pudong Development Bank
Co., Ltd. Class A 641,000 926
Shenergy Co., Ltd. Class A 225,100 270
Shenwan Hongyuan Group Co., Ltd.
Class A 1,136,500 831
Tencent Holdings, Ltd. 1,629,528 124,915
Tencent Music Entertainment Group
- ADR 46,496 780
Trip.com Group, Ltd. - ADR 252,008 15,466
Tsingtao Brewery Co., Ltd. Class H 92,000 581
Victory Giant Technology Huizhou Co.,
Ltd. Class A 55,500 2,112
Vipshop Holdings, Ltd. - ADR 38,131 652
Wanhua Chemical Group Co., Ltd. Class
A(Æ) 247,300 3,108
Want Want China Holdings, Ltd. 339,000 205
Weichai Power Co., Ltd. Class H 1,893,041 6,486
Wilmar International, Ltd. 192,800 515
WuXi AppTec Co., Ltd. Class H(Þ) 609,400 8,727
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 162,000 773
Xiaomi Corp. Class B(Æ)(Þ) 648,800 2,935
XPeng , Inc. Class A(Æ) 15,600 140
Yum China Holdings, Inc. 55,062 2,721
Zijin Mining Group Co., Ltd. Class H 4,810,000 24,406
ZTE Corp. Class H 106,800 389
ZTO Express (Cayman), Inc. - ADR 14,239 312
593,447
Colombia - 0.0%
Ecopetrol SA - ADR 45,891 577
Congo, the Democratic Republic of the - 0.1%
Ivanhoe Mines, Ltd. Class A(Æ) 460,447 5,823
Denmark - 1.1%
Carlsberg A/S Class B 11,270 1,527
Danske Bank A/S 299,241 15,291
Demant A/S(Æ) 17,916 630
DSV A/S 31,644 8,905
Genmab A/S(Æ) 37,511 12,229
Novo Nordisk A/S Class B 380,038 22,528
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Novonesis ( Novozymes ) B Class B 9,537 582
61,692
Finland - 0.5%
Elisa Oyj 9,821 435
Kone Oyj Class B 21,879 1,573
Nokia Oyj 3,718,764 23,920
Stora Enso Oyj Class R 19,693 228
Wartsila Oyj Abp Class B 82,868 3,363
29,519
France - 6.0%
Accor SA 370,716 20,119
Air Liquide SA Class A 30,934 5,790
Airbus SE 58,601 13,360
Amundi SA(Þ) 124,438 11,045
Arkema SA 123,053 7,481
AXA SA 210,617 9,623
bioMerieux 14,799 1,715
BNP Paribas SA 84,222 9,038
Bouygues SA 32,409 1,750
Bureau Veritas SA 260,844 8,390
Capgemini SE 4,842 753
Carrefour SA 173,974 2,869
Cie de Saint-Gobain SA 104,612 10,354
Cie Generale des Etablissements Michelin
SCA 492,801 18,323
Dassault Aviation SA 34,376 13,030
Dassault Systemes SE 60,608 1,667
Eiffage SA 10,409 1,541
Engie SA 407,351 12,142
EssilorLuxottica SA 31,781 9,729
Hermes International SCA 3,052 7,310
Ipsen SA 70,805 11,573
Legrand SA 16,313 2,607
L'Oreal SA 24,826 11,403
Louis Hachette Group 191,147 376
LVMH Moet Hennessy Louis Vuitton SE 25,949 16,758
Orange SA 545,184 10,164
Publicis Groupe SA 143,279 14,284
Renault SA 71,422 2,694
Rexel SA Class H 513,660 21,617
Safran SA 19,463 6,933
Sartorius Stedim Biotech 73,735 16,543
Societe Generale SA 275,983 24,126
Teleperformance SE 118,637 7,674
Thales SA 5,357 1,626
TotalEnergies SE 221,974 16,144
Valeo SE 226,226 3,167
Vinci SA 18,756 2,698
336,416
Germany - 5.6%
adidas AG 31,924 5,644
Allianz SE 10,299 4,544
Aumovio SE(Æ) 56,964 2,750
BASF SE 332,034 18,095
Bayer AG 249,702 13,188
Beiersdorf AG 19,685 2,346
Brenntag SE 17,606 1,072
CECONOMY AG(Æ) 98,566 514

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
110 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Commerzbank AG 17,994 741
Continental AG 159,810 12,625
Covestro AG(Æ)(Þ) 161,277 11,596
CTS Eventim AG & Co. KGaA 175,118 14,723
Daimler Truck Holding AG 490,113 23,794
Deutsche Bank AG 48,899 1,930
Deutsche Boerse AG 73,866 18,692
Deutsche Telekom AG 204,209 6,818
E.ON SE 90,006 1,906
Evonik Industries AG 472,920 7,342
Fresenius Medical Care AG 159,170 7,127
Fresenius SE & Co. KGaA 184,568 10,329
Hannover Rueck SE 11,665 3,303
Heidelberg Materials AG 55,415 15,196
Henkel AG & Co. KGaA 12,769 1,054
Infineon Technologies AG 144,204 7,116
Knorr- Bremse AG 20,753 2,422
Mercedes-Benz Group AG 107,904 7,391
Merck KGaA 14,110 2,100
MTU Aero Engines AG 40,868 18,147
Muenchener Rueckversicherungs-
Gesellschaft AG 14,022 8,516
Rheinmetall AG 10,035 21,186
SAP SE 98,485 19,909
Siemens AG 49,626 15,073
Symrise AG 231,652 19,511
Wacker Chemie AG 29,029 2,362
309,062
Greece - 0.7%
Alpha Bank SA 2,449,436 11,751
Eurobank SA 3,262,938 15,999
Hellenic Telecommunications
Organization SA 33,711 630
National Bank of Greece SA 68,580 1,213
Piraeus Bank SA(Æ) 733,084 7,404
36,997
Hong Kong - 1.6%
AIA Group, Ltd. 1,918,887 22,160
ASMPT, Ltd. 372,300 4,988
CK Asset Holdings, Ltd. 543,000 3,195
Damai Entertainment Holdings, Ltd.(Æ) 7,240,000 914
Hong Kong Exchanges & Clearing, Ltd. 185,217 10,198
Insilico Medicine Cayman TopCo (Æ) 361,000 2,907
Orient Overseas International, Ltd. 34,000 556
Prudential PLC 1,562,103 25,577
Swire Pacific, Ltd. Class A 6,813 65
Techtronic Industries Co., Ltd. 76,000 1,042
WH Group, Ltd.(Þ) 3,780,826 4,447
Yue Yuen Industrial Holdings, Ltd. 700,500 1,555
Zijin Gold International Co., Ltd.(Æ) 422,600 11,853
89,457
Hungary - 0.1%
OTP Bank Nyrt . 58,986 7,431
India - 4.0%
Asian Paints, Ltd. 95,523 2,521
Aurobindo Pharma, Ltd. 158,234 2,080
Axis Bank, Ltd. 381,616 5,687
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bajaj Auto, Ltd. 12,169 1,270
Bajaj Finance, Ltd. 97,380 985
Bajaj Holdings & Investment, Ltd. 4 1
Bharat Electronics, Ltd. 250,896 1,226
Bharat Forge, Ltd. 32,351 507
Bharti Airtel, Ltd. 703,951 15,069
Britannia Industries, Ltd. 22,251 1,418
Canara Bank 3,530,995 5,665
Cipla , Ltd. 258,051 3,716
Dabur India, Ltd. Class A 42,921 237
Divi's Laboratories, Ltd. 31,409 2,069
DLF, Ltd. 261,510 1,810
Dr Reddy's Laboratories, Ltd. 178,057 2,363
Eternal, Ltd.(Æ) 151,648 451
GAIL India, Ltd. 628,651 1,145
GMR Airports, Ltd.(Æ) 5,659,247 5,771
Godrej Consumer Products, Ltd. 41,021 515
HDFC Asset Management Co., Ltd.(Þ) 30,264 827
HDFC Bank, Ltd. 2,266,016 22,899
HDFC Life Insurance Co., Ltd.(Þ) 79,222 630
Hindalco Industries, Ltd. 153,603 1,609
Hindustan Aeronautics, Ltd.(Þ) 59,262 2,976
Hindustan Zinc, Ltd. 491,786 3,357
Hyundai Motor India, Ltd. 362,224 8,652
ICICI Bank, Ltd. 954,104 14,057
ICICI Bank, Ltd. - ADR 149,631 4,383
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 89,652 1,769
ICICI Prudential Life Insurance Co., Ltd.
(Þ) 233,913 1,619
Indus Towers, Ltd.(Æ) 669,388 3,234
Infosys, Ltd. 66,289 1,175
Infosys, Ltd. - ADR 63,951 1,124
InterGlobe Aviation, Ltd.(Þ) 150,050 7,498
ITC Hotels, Ltd.(Æ) 43,830 86
ITC, Ltd. 102,176 358
Jio Financial Services, Ltd. 143,335 397
JSW Energy, Ltd. 319,157 1,595
JSW Infrastructure, Ltd. 1,197,846 3,366
Kotak Mahindra Bank, Ltd. 547,690 2,430
Larsen & Toubro, Ltd. 177,707 7,599
Larsen & Toubro, Ltd. - GDR(Þ) 44,502 1,897
Lodha Developers, Ltd.(Þ) 105,923 1,119
Mahindra & Mahindra, Ltd. 101,869 3,802
Marico, Ltd. 84,941 674
Maruti Suzuki India, Ltd. 26,358 4,184
Nestle India, Ltd. 355,158 5,137
NTPC, Ltd. 176,098 682
Oil & Natural Gas Corp., Ltd. 591,620 1,730
PB Fintech, Ltd.(Æ) 10,400 187
Pidilite Industries, Ltd. 46,384 722
Power Grid Corp. of India, Ltd. 1,059,782 2,958
Reliance Industries, Ltd. 618,121 9,390
Reliance Industries, Ltd. - GDR(Þ) 78,033 4,737
SBI Life Insurance Co., Ltd.(Þ) 358,363 7,799
Shriram Finance, Ltd. 711,443 7,891
Siemens Energy India, Ltd. 26,374 713
Siemens, Ltd.(Æ) 26,374 889
SRF, Ltd. Class 7 23,406 717
State Bank of India 769,977 9,019

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sun Pharmaceutical Industries, Ltd. 161,738 2,806
Tata Motors, Ltd.(Æ) 106,942 533
Titan Co., Ltd. 26,519 1,145
Torrent Pharmaceuticals, Ltd. 8,381 361
UltraTech Cement, Ltd. 3,794 524
United Spirits, Ltd. 225,970 3,347
Wipro, Ltd. 257,299 660
219,769
Indonesia - 0.6%
Bank Central Asia Tbk PT 34,946,090 15,409
Bank Mandiri Persero Tbk PT 15,846,906 4,552
Bank Negara Indonesia Persero Tbk PT 15,300,030 4,094
Bank Rakyat Indonesia Persero Tbk PT 16,835,380 3,823
Charoen Pokphand Indonesia Tbk PT 4,166,214 1,100
Indofood Sukses Makmur Tbk PT 194,773 79
Kalbe Farma Tbk PT 5,554,700 379
Telkom Indonesia Persero Tbk PT 5,028,400 1,071
30,507
Ireland - 0.7%
AerCap Holdings NV 6,729 967
AIB Group PLC 554,378 6,243
Bank of Ireland Group PLC 1,144,089 23,292
Flutter Entertainment PLC(Æ) 42,515 6,968
Kerry Group PLC Class A 10,825 960
Kingspan Group PLC 20,703 1,808
40,238
Israel - 0.4%
Bank Hapoalim BM 121,768 3,019
Bank Leumi Le-Israel BM 66,942 1,613
Check Point Software Technologies, Ltd.
(Æ) 26,705 4,794
Elbit Systems, Ltd. 3,216 2,281
Israel Discount Bank, Ltd. Class A 29,972 354
Nice, Ltd.(Æ) 75,894 8,071
Teva Pharmaceutical Industries, Ltd.
- ADR 51,862 1,768
21,900
Italy - 2.6%
BPER Banca SpA 828,821 11,648
Davide Campari-Milano NV 1,756,946 12,497
Enel SpA 1,841,460 20,362
Eni SpA 381,970 7,803
FinecoBank Banca Fineco SpA 941,425 24,942
Generali 228,914 9,371
Leonardo SpA 30,392 2,022
Moncler SpA 43,358 2,519
Prysmian SpA 16,081 1,915
Ryanair Holdings PLC 244,515 8,304
Ryanair Holdings PLC - ADR 138,567 9,783
UniCredit SpA 367,910 32,035
Unipol Gruppo SpA 29,092 647
143,848
Japan - 11.8%
Advantest Corp. 105,800 17,361
Aeon Co., Ltd. 102,600 1,402
Ajinomoto Co., Inc. 86,400 1,968
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alfresa Holdings Corp. 129,900 2,094
Alps Alpine Co., Ltd. 14,300 186
Amada Co., Ltd. 329,000 4,216
Asahi Group Holdings, Ltd. 133,600 1,392
Asics Corp. 48,000 1,158
Astellas Pharma, Inc. 156,700 2,174
Bandai Namco Holdings, Inc. 93,900 2,436
Bridgestone Corp. 244,800 5,518
Canon, Inc. 60,200 1,825
Central Japan Railway Co. 230,400 6,415
Chiba Bank, Ltd. (The) 309,000 4,168
Chugai Pharmaceutical Co., Ltd. 147,200 8,400
Dai-ichi Life Holdings, Inc. 772,740 6,763
Daiichi Sankyo Co., Ltd. 16,600 305
Daikin Industries, Ltd. 112,100 13,489
Daiwa House Industry Co., Ltd. 61,900 2,107
DeNA Co., Ltd. 47,200 774
Dentsu Group, Inc. 181,400 3,553
Disco Corp. 2,000 855
Eisai Co., Ltd. 115,400 3,222
ENEOS Holdings, Inc. 187,400 1,589
Fast Retailing Co., Ltd. 6,600 2,496
FUJIFILM Holdings Corp. 241,263 4,818
Fujikura, Ltd. 20,400 2,590
Fujitsu, Ltd. 127,440 3,541
Fukuoka Financial Group, Inc. 140,900 5,105
Hakuhodo DY Holdings, Inc. 269,100 2,010
Hirose Electric Co., Ltd. 6,800 730
Hitachi, Ltd. 327,400 11,364
Honda Motor Co., Ltd. 424,295 4,278
Horiba, Ltd. 31,600 3,748
Hoya Corp. 100,000 16,822
Iida Group Holdings Co., Ltd. 138,500 2,283
Isuzu Motors, Ltd. 480,100 7,722
ITOCHU Corp. 509,090 6,487
Japan Airlines Co., Ltd. 65,500 1,241
Japan Exchange Group, Inc. 71,800 784
Japan Post Holdings Co., Ltd. 301,700 3,626
Japan Post Insurance Co., Ltd. Class A 175,300 5,416
Japan Tobacco, Inc. 47,300 1,693
JGC Holdings Corp. 88,800 1,244
Kajima Corp. 90,400 3,686
Kao Corp. 2,900 116
KDDI Corp. 176,600 2,976
Keyence Corp. 39,700 14,507
Koito Manufacturing Co., Ltd. 835,200 13,052
Komatsu, Ltd. 304,000 11,670
Kubota Corp. 961,800 14,753
Makita Corp. 65,800 2,281
MatsukiyoCocokara & Co. 49,200 788
McDonald's Holdings Co. Japan, Ltd. 16,700 724
MinebeaMitsumi , Inc. 509,500 10,343
Mitsubishi Corp. 39,700 1,052
Mitsubishi Electric Corp. 199,800 6,256
Mitsubishi Estate Co., Ltd. 407,700 10,402
Mitsubishi Gas Chemical Co., Inc. 131,400 2,611
Mitsubishi Heavy Industries, Ltd. 71,200 2,085
Mitsubishi UFJ Financial Group, Inc. 1,048,500 18,965
Mitsui Fudosan Co., Ltd. 254,600 2,920
Mizuho Financial Group, Inc. 115,300 5,062

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
112 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MS&AD Insurance Group Holdings, Inc. 121,800 3,099
Murata Manufacturing Co., Ltd. 639,800 12,998
NEC Corp. 98,500 3,310
Nikon Corp. 112,800 1,417
Nintendo Co., Ltd. 89,550 5,591
Nippon Express Holdings, Inc. 18,200 413
Nippon Sanso Holdings Corp. 4,600 139
Nissan Motor Co., Ltd.(Æ) 749,100 1,817
Nitto Denko Corp. 479,200 10,637
Nomura Holdings, Inc. 520,500 4,764
Nomura Research Institute, Ltd. 50,000 1,529
NTT, Inc. 1,473,000 1,477
Obayashi Corp. 136,800 3,087
Olympus Corp. 992,200 11,852
Ono Pharmaceutical Co., Ltd. 92,100 1,373
Oracle Corp. 23,900 1,619
Osaka Gas Co., Ltd. 383,700 14,402
Otsuka Holdings Co., Ltd. 70,800 4,235
Pan Pacific International Holdings Corp. 161,500 955
Panasonic Holdings Corp. 73,000 1,006
Persol Holdings Co., Ltd. 1,335,700 2,333
Rakuten Group, Inc.(Æ) 139,500 835
Recruit Holdings Co., Ltd. 37,300 1,975
Renesas Electronics Corp. 2,000 33
Resona Holdings, Inc. 1,937,800 22,381
Rinnai Corp. 73,800 1,940
Rohm Co., Ltd. 331,200 5,781
Secom Co., Ltd. 470,626 17,203
Sega Sammy Holdings, Inc. 128,400 2,009
Sekisui Chemical Co., Ltd. 96,600 1,706
Sekisui House, Ltd. 58,400 1,296
Seven & i Holdings Co., Ltd. 33,400 477
Shimadzu Corp. 282,100 7,600
Shimizu Corp. 118,100 2,093
Shin-Etsu Chemical Co., Ltd. 20,100 664
Shionogi & Co., Ltd. 665,800 13,691
Shizuoka Financial Group, Inc. 28,300 461
SMC Corp. 12,600 4,910
SoftBank Corp. 473,400 641
SoftBank Group Corp. 183,200 5,060
Sompo Holdings, Inc. 3,603 125
Sony Group Corp. 360,700 7,987
Stanley Electric Co., Ltd. 135,900 2,679
Subaru Corp. 202,300 4,393
Sumitomo Electric Industries, Ltd. 291,000 12,690
Sumitomo Heavy Industries, Ltd. 40,100 1,250
Sumitomo Mitsui Financial Group, Inc. 446,706 15,665
Sumitomo Mitsui Trust Group, Inc. 273,400 9,053
Sumitomo Realty & Development Co.,
Ltd. 63,000 1,752
Sumitomo Rubber Industries, Ltd. 186,200 3,009
Suntory Beverage & Food, Ltd. 482,400 15,191
T&D Holdings, Inc. 487,500 12,024
Taiheiyo Cement Corp. 63,700 1,747
Takeda Pharmaceutical Co., Ltd. 334,500 11,449
TDK Corp. 849,700 10,911
Terumo Corp. 58,300 759
THK Co., Ltd. 76,500 2,274
TIS, Inc. 53,700 1,563
Toho Co., Ltd. 27,500 1,399
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tokio Marine Holdings, Inc. 142,800 5,315
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 362,700 1,364
Tokyo Electron, Ltd. 85,600 22,936
Tokyo Gas Co., Ltd. 16,200 718
Toray Industries, Inc. 733,500 5,397
Toyota Motor Corp. 390,200 8,844
Tsuruha Holdings, Inc. 215,500 3,433
Unicharm Corp. 60,564 367
USS Co., Ltd. 46,600 514
Yamato Holdings Co., Ltd. 244,900 3,200
Yokohama Financial Group, Inc. 144,500 1,313
653,747
Kazakhstan - 0.1%
Air Astana JSC - GDR(Þ) 115,761 810
Halyk Savings Bank of Kazakhstan JSC
- GDR(Þ) 93,140 2,995
3,805
Luxembourg - 0.4%
ArcelorMittal SA 373,636 20,186
Eurofins Scientific SE 14,425 1,168
RTL Group SA 27,227 1,189
22,543
Macao - 0.2%
Galaxy Entertainment Group, Ltd. 2,161,792 10,996
Sands China, Ltd. 1,010,400 2,212
13,208
Malaysia - 0.1%
Celcomdigi Berhad 99,900 82
CIMB Group Holdings BHD 895,115 1,949
Gamuda Berhad 835,400 938
Hong Leong Bank BHD 158,291 1,029
Hong Leong Financial Group BHD 139,014 788
IOI Corp. Berhad 956,700 968
Press Metal Aluminium Holdings Berhad 381,300 731
Public Bank Bhd 209,700 259
6,744
Mexico - 1.2%
America Movil SAB de CV 8,957,369 9,231
America Movil SAB de CV - ADR 384,689 7,963
Arca Continental SAB de CV 35,048 395
Cemex SAB de CV - ADR 451,165 5,631
Fresnillo PLC 525,070 26,652
Grupo Carso SAB de CV 176,166 1,199
Grupo Financiero Banorte SAB de CV
Class O 529,861 5,990
Grupo Financiero Inbursa SAB de CV
Class O 1,287,868 3,222
Ternium SA - ADR 44,841 1,876
Wal-Mart de Mexico SAB de CV 1,921,144 6,097
68,256
Netherlands - 3.1%
ABN AMRO Bank NV(Þ) 272,609 10,041
Adyen NV(Æ)(Þ) 4,392 6,525
Argenx SE(Æ) 6,920 5,815

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 113
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ASML Holding NV 28,804 40,938
EXOR NV 28,506 2,343
Ferrari NV 30,618 10,192
Heineken NV 62,544 5,152
ING Groep NV 1,103,847 32,495
JDE Peet's NV 31,574 1,183
Koninklijke Ahold Delhaize NV 90,943 3,553
Koninklijke Philips NV 593,476 17,048
Magnum Ice Cream Co. NV (The)(Æ) 22,443 398
NN Group NV 98,261 7,766
Randstad NV 167,670 5,999
Universal Music Group NV 902,519 22,123
VEON, Ltd. - ADR(Æ) 28,690 1,568
Wolters Kluwer NV 13,449 1,257
174,396
New Zealand - 0.0%
Fisher & Paykel Healthcare Corp., Ltd. 45,941 1,076
Nigeria - 0.1%
Airtel Africa PLC(Þ) 626,994 2,746
Guaranty Trust Holding Co. PLC 66,842,689 4,703
7,449
Norway - 0.3%
DNB Bank ASA 38,350 1,102
Equinor ASA Class N 553,605 14,829
Mowi ASA 27,678 636
Norsk Hydro ASA 104,627 934
Orkla ASA 102,691 1,218
18,719
Peru - 0.0%
Credicorp , Ltd. 4,057 1,448
Philippines - 0.1%
Bank of the Philippine Islands 1,163,077 2,449
BDO Unibank , Inc. 264,511 607
SM Investments Corp. 39,290 467
3,523
Poland - 0.4%
Allegro.eu SA(Æ)(Þ) 175,133 1,438
Dino Polska SA(Æ)(Þ) 76,390 807
KGHM Polska Miedz SA(Æ) 18,243 1,702
Santander Bank Polska SA 3,220 506
Zabka Group SA(Æ) 2,630,858 15,980
20,433
Portugal - 0.0%
EDP SA 232,497 1,190
Russia - 0.0%
Fix Price Group PLC - GDR(Æ)(Š)(Þ) 183,060 —
Gazprom PJSC(Æ)(Š) 1,328,325 —
LUKOIL PJSC(Æ)(Š) 45,621 —
LUKOIL PJSC - ADR(Æ)(Š) 10,868 —
Novatek PJSC(Æ)(Š) 56,290 —
Novolipetsk Steel PJSC(Æ)(Š) 194,760 —
Polyus PJSC(Æ)(Š) 114,710 —
Rosneft Oil Co. PJSC(Æ)(Š) 478,377 —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sberbank of Russia PJSC(Æ)(Š) 3,518,608 —
Tatneft PJSC - ADR(Æ)(Š) 12,360 —
—
Saudi Arabia - 0.1%
Al Rajhi Bank 112,377 3,212
Saudi National Bank (The) 72,004 862
Saudi Telecom Co. 68,099 806
4,880
Singapore - 0.7%
DBS Group Holdings, Ltd. 210,015 9,787
Grab Holdings, Ltd. Class A(Æ) 3,180,009 13,674
Oversea-Chinese Banking Corp., Ltd. 114,995 1,922
Sea, Ltd. - ADR(Æ) 115,190 13,419
STMicroelectronics NV 28,239 790
United Overseas Bank, Ltd. 4,600 139
UOL Group, Ltd. 163,600 1,395
41,126
South Africa - 2.0%
Absa Group, Ltd. 46,039 723
Anglo American PLC 76,743 3,557
Anglogold Ashanti PLC 354,742 32,945
Capitec Bank Holdings, Ltd. 32,083 8,610
Clicks Group, Ltd. 89,938 1,813
Discovery, Ltd. 92,425 1,346
FirstRand, Ltd. 664,180 3,804
Gold Fields, Ltd. - ADR 311,639 15,619
Impala Platinum Holdings, Ltd. 294,624 5,582
Mr. Price Group, Ltd. 97,561 1,078
MTN Group, Ltd. 1,322,776 14,819
Old Mutual, Ltd. 3,002,837 2,899
Shoprite Holdings, Ltd. 35,561 586
Standard Bank Group, Ltd. 217,901 4,042
Valterra Platinum, Ltd. 147,617 13,539
Vodacom Group, Ltd. 187,984 1,761
112,723
South Korea - 5.1%
Amorepacific Corp. 338 33
Celltrion , Inc.(Æ) 5,926 866
Coway Co., Ltd. 68,466 3,966
Hana Financial Group, Inc. 27,267 1,897
Hankook Tire & Technology Co., Ltd. 37,097 1,639
HD Hyundai Electric Co., Ltd. 12,281 7,600
Hyundai Engineering & Construction
Co., Ltd. 71,611 5,131
Hyundai Mobis Co., Ltd. 22,357 6,981
Hyundai Motor Co. 4,618 1,607
KB Financial Group, Inc. 234,777 22,039
Kia Corp. 119,865 12,730
Korea Electric Power Corp. 17,503 711
Krafton , Inc.(Æ) 8,243 1,457
KT Corp. 2,504 99
KT Corp. - ADR 297,616 6,226
KT&G Corp. 5,455 584
LG Electronics, Inc. Class H 16,667 1,150
NAVER Corp. 24,846 4,694
Orion Corp. 9,195 751
POSCO Holdings, Inc. 3,903 944

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
114 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Samsung Biologics Co., Ltd.(Æ)(Þ) 1,573 1,888
Samsung E&A Co., Ltd. 43,793 938
Samsung Electro-Mechanics Co., Ltd. 6,681 1,273
Samsung Electronics Co., Ltd. 1,050,670 117,373
Samsung Fire & Marine Insurance Co.,
Ltd. 13,726 4,782
Samsung Heavy Industries Co., Ltd.(Æ) 338,447 6,948
Samsung SDS Co., Ltd. 8,383 1,011
Samyang Foods Co., Ltd. 1,283 1,053
Shinhan Financial Group Co., Ltd. 292,034 17,117
SK Hynix, Inc. 62,956 39,867
SK Telecom Co., Ltd. 154,882 7,804
Sung Kwang Bend Co., Ltd. 118,269 2,657
283,816
Spain - 1.2%
Amadeus IT Group SA Class A 120,368 8,073
Banco Santander SA 159,637 2,054
CaixaBank SA 1,570,316 20,870
Iberdrola SA 231,967 5,209
Industria de Diseno Textil SA 439,637 28,703
64,909
Sweden - 1.2%
Assa Abloy AB Class B 242,764 9,820
Atlas Copco AB Class A 455,556 9,425
Boliden AB 86,534 6,100
Epiroc AB Class A 221,371 6,216
Essity AB Class B 76,946 2,273
Fastighets AB Balder Class B(Æ) 276,232 2,079
Hexagon AB Class B 24,824 282
L E Lundbergforetagen AB Class B 43,887 2,614
Lifco AB Class B 45,014 1,552
Sandvik AB 230,424 9,118
Securitas AB Class B 156,948 2,594
Skandinaviska Enskilda Banken AB
Class A 48,485 1,045
SKF AB Class B 272,311 7,103
Swedish Orphan Biovitrum AB Class
B(Æ) 47,844 1,812
Telefonaktiebolaget LM Ericsson Class B 671,085 7,296
69,329
Switzerland - 3.1%
ABB, Ltd. 61,676 5,330
ABB, Ltd. - ADR 45,954 3,962
Adecco Group AG 83,250 2,444
BKW AG 5,265 996
Chocoladefabriken Lindt & Spruengli AG 595 10,376
Cie Financiere Richemont SA Class A 12,652 2,450
Galderma Group AG 60,107 11,188
Geberit AG 2,872 2,189
Givaudan SA 391 1,511
Helvetia Baloise Holding AG 11,405 2,886
Julius Baer Group, Ltd. 145,937 12,197
Lonza Group AG 29,708 20,260
Partners Group Holding AG 4,539 6,207
Sandoz Group AG 16,388 1,296
Schindler Holding AG 11,995 4,576
SGS SA 24,865 2,984
Sika AG 2,809 538
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sonova Holding AG 722 197
Straumann Holding AG 3,135 378
Swatch Group AG (The) Class B 21,652 5,119
Swiss Life Holding AG 818 895
Swiss Prime Site AG Class A 9,281 1,576
Swisscom AG 3,976 3,257
UBS Group AG 1,304,751 61,824
Zurich Insurance Group AG 8,129 5,774
170,410
Taiwan - 6.2%
Accton Technology Corp. 31,000 1,100
Alchip Technologies, Ltd. 27,001 2,680
Cathay Financial Holding Co., Ltd. 2,073,000 4,968
CTBC Financial Holding Co., Ltd. 505,236 818
Delta Electronics, Inc. 603,000 23,407
E.Sun Financial Holding Co., Ltd. 2,636,374 2,798
Evergreen Marine Corp. Taiwan, Ltd. 90,417 534
Far EasTone Telecommunications Co.,
Ltd. 3,678,000 10,380
First Financial Holding Co., Ltd. 561,723 514
Fortune Electric Co., Ltd. 131,000 4,028
Fubon Financial Holding Co., Ltd. 1,103,876 3,190
Globalwafers Co., Ltd. 15,246 241
Hon Hai Precision Industry Co., Ltd. 1,262,115 8,854
Hua Nan Financial Holdings Co., Ltd. 1,233,048 1,296
KGI Financial Holding Co., Ltd. 5,220,059 2,995
MediaTek , Inc. 272,241 15,195
Mega Financial Holding Co., Ltd. 111,492 138
Nan Ya Plastics Corp. 164,000 389
SinoPac Financial Holdings Co., Ltd. 85,413 78
Taiwan Business Bank 2,304,314 1,125
Taiwan Cooperative Financial Holding
Co., Ltd. 744,881 557
Taiwan Mobile Co., Ltd. 287,000 962
Taiwan Semiconductor Manufacturing
Co., Ltd. 3,528,679 198,320
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 178,603 59,039
TS Financial Holding Co., Ltd. 882,976 634
Uni -President Enterprises Corp. 160,000 365
United Microelectronics Corp. 333,059 668
Yuanta Financial Holding Co., Ltd. 56,352 77
345,350
Thailand - 0.3%
Advanced Info Service PCL - NVDR 189,400 2,100
Bangkok Bank PCL - NVDR 275,100 1,382
Charoen Pokphand Foods PCL - NVDR 1,306,500 859
Gulf Development PCL – NVDR (Æ) 2,021,300 3,011
Kasikornbank PCL 199,600 1,193
Kasikornbank PCL - NVDR 1,360,600 8,132
PTT PCL - NVDR 784,200 848
True Corp. PCL - NVDR 121,000 45
17,570
Turkey - 0.2%
Akbank TAS 2,354,283 5,030
BIM Birlesik Magazalar AS 224,118 3,398

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 115
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Turkiye Garanti Bankasi AS 388,240 1,439
9,867
United Arab Emirates - 0.2%
Aldar Properties PJSC 1,646,273 4,299
Emaar Properties PJSC 707,160 2,890
Emirates NBD Bank PJSC 231,816 1,963
9,152
United Kingdom - 7.3%
3i Group PLC 292,907 13,469
Ashtead Group PLC 4,730 304
AstraZeneca PLC 135,596 25,174
Aviva PLC 361,516 3,156
Babcock International Group PLC 472,642 9,297
BAE Systems PLC 296,242 7,989
Barclays PLC 1,992,472 13,308
British American Tobacco PLC 292,342 17,664
British Land Co. PLC (The)(ö) 776,760 4,419
BT Group PLC 2,470,673 6,502
Bunzl PLC 21,696 608
Burberry Group PLC(Æ) 218,702 3,273
Centrica PLC 483,239 1,264
CK Hutchison Holdings, Ltd. Class B 454,461 3,689
Compass Group PLC 624,180 18,696
DCC PLC 65,946 4,187
Diploma PLC 173,428 12,625
easyJet PLC 555,538 3,637
Halma PLC 19,331 939
Hikma Pharmaceuticals PLC 96,609 2,025
HSBC Holdings PLC 1,721,446 30,507
ICG PLC 168,959 4,200
Intertek Group PLC 245,102 14,992
J Sainsbury PLC 3,377,588 14,792
Kingfisher PLC 960,760 4,437
Klarna Group PLC(Æ) 103,680 2,392
Land Securities Group PLC(ö) 453,740 4,045
London Stock Exchange Group PLC 100,414 11,189
Marks & Spencer Group PLC 325,982 1,638
NatWest Group PLC 1,798,687 16,478
Next PLC 13,758 2,499
Pearson PLC 115,955 1,523
Reckitt Benckiser Group PLC 454,924 37,923
RELX PLC 432,910 15,353
Rolls-Royce Holdings PLC 418,824 6,963
Sage Group PLC (The) 85,394 1,120
Smith & Nephew PLC 48,438 826
Smiths Group PLC 32,733 1,126
Spirax Group PLC 12,289 1,224
Standard Chartered PLC 1,552,306 39,637
Tate & Lyle PLC 302,968 1,561
Tesco PLC 2,675,808 15,561
Travis Perkins PLC 124,440 1,065
Unilever PLC 91,548 6,208
Unite Group PLC (The)(ö) 237,625 1,848
Vodafone Group PLC 1,072,427 1,577
Weir Group PLC (The) 77,308 3,418
Wise PLC Class A(Æ) 634,881 8,210
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WPP PLC 780,571 3,251
407,788
United States - 6.3%
Accenture PLC Class A 30,809 8,122
Alcon AG 21,038 1,710
Allegion PLC 16,158 2,672
Amdocs, Ltd. 3,368 276
Amrize , Ltd.(Æ) 67,690 3,557
Aon PLC Class A 31,682 11,077
ARM Holdings PLC - ADR(Æ) 7,632 804
BeOne Medicines, Ltd. Class H(Æ) 47,700 1,252
BP PLC 1,581,338 10,000
CRH PLC 14,570 1,783
CyberArk Software, Ltd.(Æ) 3,158 1,360
Experian PLC 66,058 2,484
Freeport-McMoRan, Inc. 78,000 4,698
GSK PLC 1,134,614 29,134
Haleon PLC 5,384,264 27,955
Holcim AG(Æ) 77,164 7,951
James Hardie Industries PLC(Æ) 218,157 5,014
JBS NV Class A(Æ) 673,916 10,614
Las Vegas Sands Corp. 12,625 666
Linde PLC 56,675 25,899
Medtronic PLC 72,775 7,493
Nestle SA 184,245 17,512
Newmont Corp. 3,657 411
Novartis AG 151,344 22,479
Roche Holding AG 65,686 29,848
Sanofi SA 251,937 23,701
Schneider Electric SE 127,237 36,295
Shell PLC 1,140,293 43,758
SLB, Ltd. 1,937 94
Spotify Technology SA(Æ) 25,667 12,842
Tenaris SA 32,274 716
352,177
Zambia - 0.3%
First Quantum Minerals, Ltd.(Æ) 552,329 15,613
Total Common Stocks
(cost $3,059,089) 5,316,090
Preferred Stocks - 0.7%
Brazil - 0.2%
Axia Energia
0.000% (Æ) 114,342 1,147
Itau Unibanco Holding SA
6.395% (Ÿ) 834,433 7,214
Localiza Rent a Car SA
0.000% (Æ) 31,426 279
Raizen SA
0.000% (Æ) 6,080,475 1,190
9,830
Germany - 0.2%
Henkel AG & Co. KGaA
2.440% (Ÿ) 64,929 5,708
Volkswagen AG

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
116 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.335% (Ÿ) 47,561 5,790
11,498
South Korea - 0.3%
Samsung Electronics Co., Ltd.
1.127% (Ÿ) 232,288 18,493
Total Preferred Stocks
(cost $23,368) 39,821
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc .(Æ)(Š)
2040 Warrants 1,754 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 2.7%
United States - 2.7%
U.S. Cash Management Fund(@) 146,436,693 (∞) 146,407
Total Short-Term Investments
(cost $146,400) 146,407
Total Investments - 98.9%
(identified cost $3,228,857) 5,502,318
Other Assets and Liabilities,
Net - 1.1%
62,776
Net Assets - 100.0%
5,565,094

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 117
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
2.4%
ABN AMRO Bank NV 10/31/22 EUR 272,609 9.99 2,723
10,041
Adyen NV 11/15/23 EUR 4,392 1,272.21 5,587
6,525
Air Astana JSC 09/13/24 115,761 6.53 756
810
Airtel Africa PLC 01/16/26 GBP 626,994 4.84 3,037
2,746
Akeso , Inc. 07/11/25 HKD 79,000 14.45 1,142
1,122
Allegro.eu SA 04/09/25 PLN 175,133 7.77 1,361
1,438
Amundi SA 02/26/19 EUR 124,438 59.60 7,416
11,045
CGN Power Co., Ltd. 08/08/23 HKD 2,578,000 0.25 640
1,074
China International Capital Corp., Ltd. 10/06/23 HKD 2,018,800 1.19 2,408
5,514
China Tower Corp., Ltd. 08/09/23 HKD 927,200 1.08 1,006
1,332
Covestro AG 03/17/20 EUR 161,277 32.33 5,213
11,596
Dino Polska SA 10/06/23 PLN 76,390 8.13 621
807
Fix Price Group PLC 10/14/21 183,060 — 1,648
—
Halyk Savings Bank of Kazakhstan JSC 12/09/25 93,140 27.36 2,548
2,995
HDFC Asset Management Co., Ltd. 06/27/24 INR 30,264 24.15 731
827
HDFC Life Insurance Co., Ltd. 03/02/22 INR 79,222 7.14 566
630
Hindustan Aeronautics, Ltd. 08/08/23 INR 59,262 36.38 2,156
2,976
Hydro One, Ltd. 04/18/19 CAD 26,918 25.76 693
1,064
ICICI Lombard General Insurance Co., Ltd. 05/15/23 INR 89,652 13.61 1,220
1,769
ICICI Prudential Life Insurance Co., Ltd. 05/15/23 INR 233,913 5.33 1,246
1,619
InterGlobe Aviation, Ltd. 03/25/21 INR 150,050 23.47 3,522
7,498
Kuaishou Technology 11/09/22 HKD 1,438,117 6.04 8,693
14,873
Larsen & Toubro, Ltd. 06/27/24 44,502 43.02 1,915
1,897
Lodha Developers, Ltd. 03/27/24 INR 105,923 12.92 1,369
1,119
Longfor Group Holdings, Ltd. 03/27/24 HKD 2,657,500 1.21 3,226
3,514
Nongfu Spring Co., Ltd. 09/13/24 HKD 295,000 3.21 947
1,800
Pop Mart International Group, Ltd. 12/11/24 HKD 65,200 11.82 771
1,865
Postal Savings Bank of China Co., Ltd. 12/18/23 HKD 1,305,000 0.47 610
853
Reliance Industries, Ltd. 06/03/15 78,033 9.99 779
4,737
Samsung Biologics Co., Ltd. 02/13/24 KRW 1,573 866.94 1,364
1,888
SBI Life Insurance Co., Ltd. 03/23/22 INR 358,363 19.27 6,905
7,799
Shandong Gold Mining Co., Ltd. 04/09/25 HKD 79,250 2.33 185
429
WH Group, Ltd. 10/26/15 HKD 3,780,826 0.56 2,120
4,447
WuXi AppTec Co., Ltd. 09/13/24 HKD 609,400 7.85 4,785
8,727
WuXi Biologics (Cayman), Inc. 12/09/25 HKD 162,000 4.33 701
773
Xiaomi Corp. 03/27/24 HKD 648,800 1.98 1,282 2,935
131,084
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
118 Tax-Managed International Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar Currency Futures 2,151 USD 149,968 03/26
7,088
Canadian Dollar Currency Futures 2,732 USD 201,430 03/26
3,506
Japanese Yen Currency Futures 2,837 USD 230,276 03/26
1,967
New Zealand Dollar Currency Futures 185 USD 11,180 03/26
446
Norwegian Krone Currency Futures 103 USD 21,429 03/26
1,148
S&P/TSX 60 Index Futures 907 CAD 336,080 03/26
(277)
SPI 200 Index Futures 929 AUD 205,007 03/26
3,184
TOPIX Index Futures 420 JPY 15,023,400 03/26 5,155
Short Positions
British Pound Currency Futures 581 USD 49,737 03/26
(988)
CAC40 Euro Index Futures 55 EUR 4,475 02/26
149
DAX Index Futures 6 EUR 3,692 03/26
(30)
Euro Currency Futures 842 USD 125,174 03/26
(2,050)
EURO STOXX 50 Index Futures 45 EUR 2,678 03/26
(102)
FTSE 100 Index Futures 329 GBP 33,523 03/26
(1,884)
FTSE/MIB Index Futures 6 EUR 1,370 03/26
(47)
Hang Seng Index Futures 98 HKD 134,750 02/26
(437)
IBEX 35 Index Futures 9 EUR 1,609 02/26
(17)
MSCI Emerging Markets Index Futures 2,455 USD 186,678 03/26
(16,495)
MSCI Singapore Index Futures 352 SGD 16,189 02/26
(44)
OMXS30 Index Futures 43 SEK 13,016 02/26
(18)
S&P 500 E-Mini Index Futures 121 USD 42,143 03/26
(494)
Swiss Franc Currency Futures 65 USD 10,575 03/26 (348)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (588)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 8,624 $ — $ — $ — $ 8,624
Australia — 44,472 — — 44,472
Austria — 33,152 — — 33,152
Belgium — 13,040 — — 13,040
Brazil 173,933 2,027 — — 175,960
Burkina Faso 3,919 — — — 3,919
Canada 195,681 — — — 195,681
Chile 11,552 1,760 — — 13,312
China 44,076 549,371 — — 593,447
Colombia 577 — — — 577
Congo, the Democratic Republic of the 5,823 — — — 5,823
Denmark — 61,692 — — 61,692

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 119
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Finland — 29,519 — — 29,519
France — 336,416 — — 336,416
Germany — 309,062 — — 309,062
Greece — 36,997 — — 36,997
Hong Kong 2,907 86,550 — — 89,457
Hungary — 7,431 — — 7,431
India 5,507 214,262 — — 219,769
Indonesia — 30,507 — — 30,507
Ireland 967 39,271 — — 40,238
Israel 6,562 15,338 — — 21,900
Italy 9,783 134,065 — — 143,848
Japan — 653,747 — — 653,747
Kazakhstan — 3,805 — — 3,805
Luxembourg — 22,543 — — 22,543
Macao — 13,208 — — 13,208
Malaysia — 6,744 — — 6,744
Mexico 41,604 26,652 — — 68,256
Netherlands 1,966 172,430 — — 174,396
New Zealand — 1,076 — — 1,076
Nigeria — 7,449 — — 7,449
Norway — 18,719 — — 18,719
Peru 1,448 — — — 1,448
Philippines — 3,523 — — 3,523
Poland — 20,433 — — 20,433
Portugal — 1,190 — — 1,190
Russia — — — — —
Saudi Arabia — 4,880 — — 4,880
Singapore 27,093 14,033 — — 41,126
South Africa 48,564 64,159 — — 112,723
South Korea 6,226 277,590 — — 283,816
Spain — 64,909 — — 64,909
Sweden — 69,329 — — 69,329
Switzerland 3,962 166,448 — — 170,410
Taiwan 59,039 286,311 — — 345,350
Thailand — 17,570 — — 17,570
Turkey — 9,867 — — 9,867
United Arab Emirates — 9,152 — — 9,152
United Kingdom 2,392 405,396 — — 407,788
United States 88,811 263,366 — — 352,177
Zambia 15,613 — — — 15,613
Preferred Stocks 9,830 29,991 — — 39,821
Warrants and Rights — — — — —

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
120 Tax-Managed International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Short-Term Investments — — — 146,407 146,407
Total Investments 776,459 4,579,452 — 146,407 5,502,318
Other Financial Instruments
Assets
Futures Contracts 22,643 — — — 22,643
Liabilities
Futures Contracts (23,231) — — — (23,231)
Total Other Financial Instruments
*
$ (588) $ — $ — $ — $ (588)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 822,804 14 .8
Consumer Staples ............................................................................... 329,955 5 .9
Energy ................................................................................................ 218,491 3 .9
Financial Services .............................................................................. 1,392,665 25 .0
Health Care ........................................................................................ 422,057 7 .6
Materials and Processing ................................................................... 592,844 10 .7
Producer Durables .............................................................................. 525,028 9 .4
Technology ......................................................................................... 836,025 15 .0
Utilities ............................................................................................... 176,221 3 .2
Preferred Stocks
Consumer Discretionary .................................................................... 5,790 0 .1
Consumer Staples ............................................................................... 5,708 0 .1
Financial Services .............................................................................. 7,214 0 .1
Producer Durables .............................................................................. 279 — **
Technology ......................................................................................... 18,493 0 .3
Utilities ............................................................................................... 2,337 0 .1
Warrants and Rights ...................................................................
— —
Short-Term Investments .............................................................
146,407 2 .7

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 121
Total Investments ............................................................................... 5,502,318 98 .9
**
Less than .05% of net assets.
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 136,089 $ 207,173 $ 196,862 $ 8 $ (1) $ 146,407 $ 1,469 $ —

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
122 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.0%
Argentina - 1.5%
Corp. America Airports SA(Æ) 43,080 1,277
Vista Energy SAB de CV - ADR(Æ) 165,997 10,041
YPF SA - ADR(Æ) 219,677 8,741
20,059
Australia - 5.8%
Atlas Arteria, Ltd. 1,821,512 6,294
BHP Group, Ltd. 191,908 6,637
Dalrymple Bay Infrastructure, Ltd. 103,389 349
Fortescue, Ltd. 110,003 1,609
Glencore PLC(Æ) 2,691,361 18,353
Mineral Resources, Ltd.(Æ) 4,107 163
Paladin Energy, Ltd.(Æ) 61,038 589
Perenti , Ltd. 16,262 31
Qube Holdings, Ltd. 732,797 2,429
Rio Tinto PLC 177,553 16,156
Rio Tinto, Ltd. 12,512 1,321
Sandfire Resources, Ltd.(Æ) 45,714 632
Santos, Ltd. 91,830 451
South32, Ltd. Class B 337,987 1,075
Sunrise Energy Metals, Ltd.(Æ) 219,418 1,564
Transurban Group 1,925,187 18,659
Woodside Energy Group, Ltd. 43,864 774
77,086
Austria - 0.1%
Mondi PLC 78,252 916
OMV AG 9,031 535
1,451
Brazil - 2.1%
Adecoagro SA 13,767 122
Axia Energia - ADR 94,879 973
Cia De Saneamento Basico Do Estado De
Sao Paulo Sabesp - ADR 37,943 1,019
Cia Energetica de Minas Gerais - ADR 225,906 486
Cia Paranaense de Energia - Copel - ADR 31,980 324
Klabin SA 651,078 2,370
Motiva Infraestrutura de Mobilidade SA 495,305 1,578
Petroleo Brasileiro SA - Petrobras 11,405 88
Petroleo Brasileiro SA - Petrobras - ADR 80,010 1,227
Petroreconcavo SA 305,883 657
PRIO SA(Æ) 147,411 1,428
Rumo SA 398,966 1,119
Sao Martinho S/A(Æ) 451,954 1,311
Suzano SA 239,840 2,248
Suzano SA - ADR 144,902 1,358
Ultrapar Participacoes SA - ADR 69,292 331
Vale SA 376,774 6,037
Vale SA Class B - ADR 133,978 2,153
Wheaton Precious Metals Corp. 16,897 2,226
Yara International ASA 17,391 800
27,855
Canada - 4.6%
Agnico Eagle Mines, Ltd. 19,847 3,773
AltaGas , Ltd. 18,171 548
Anaergia , Inc.(Æ) 134,487 225
ARC Resources, Ltd. 111,946 2,077
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Barrick Mining Corp. 68,211 3,118
Canadian Natural Resources, Ltd. 50,448 1,876
Capstone Copper Corp.(Æ) 335,639 3,720
Cenovus Energy, Inc. 14,308 282
Enbridge, Inc. 152,859 7,462
Enerflex , Ltd. 56,123 1,030
Franco-Nevada Corp. Class T 9,445 2,211
Imperial Oil, Ltd. 18,672 1,886
Largo, Inc.(Æ) 184,580 232
Logan Energy Corp.(Æ) 25,659 15
NexGen Energy, Ltd.(Æ) 658,849 8,274
Nutrien , Ltd. 75,584 5,204
Parex Resources, Inc. 38,300 568
Pembina Pipeline Corp. 48,436 2,013
Precision Drilling Corp.(Æ) 10,745 857
South Bow Corp. Class W 9,265 263
Suncor Energy, Inc. 23,458 1,240
Tamarack Valley Energy, Ltd. 231,541 1,566
TC Energy Corp. 136,171 7,984
Teck Resources, Ltd. Class B 24,870 1,335
Vermilion Energy, Inc. 17,180 166
West Fraser Timber Co., Ltd. 11,014 752
Westshore Terminals Investment Corp. 12,192 260
Whitecap Resources, Inc. 188,210 1,717
60,654
Chile - 0.9%
Antofagasta PLC 29,173 1,447
Sociedad Quimica y Minera de Chile
SA - ADR 135,737 10,430
11,877
China - 1.7%
Anhui Expressway Co., Ltd. Class H 138,000 246
Beijing Capital International Airport Co.,
Ltd. Class H(Æ) 7,682,798 2,609
CGN Power Co., Ltd. Class H(Þ) 1,301,000 542
China Hongqiao Group, Ltd. 70,000 321
China Merchants Port Holdings Co., Ltd. 584,264 1,172
China Resources Gas Group, Ltd. 90,000 247
China Tower Corp., Ltd. Class H(Þ) 2,942,000 4,228
COSCO SHIPPING Ports, Ltd. 700,000 554
ENN Energy Holdings, Ltd. 298,241 2,565
Goldwind Science & Technology Co.,
Ltd. Class H 36,200 67
Guangdong Investment, Ltd. 338,000 318
Henan Shenhuo Coal Industry &
Electricity Power Co., Ltd. Class A 400,400 1,874
Jiangsu Expressway Co., Ltd. Class H 845,153 1,116
Shenzhen Expressway Corp., Ltd. Class
H 238,000 229
Shenzhen International Holdings, Ltd. 582,000 671
Western Mining Co., Ltd. Class A 452,301 2,323
Wilmar International, Ltd. 557,900 1,489
Yuexiu Transport Infrastructure, Ltd. 148,000 90
Zhejiang Expressway Co., Ltd. Class H 312,000 294
Zijin Mining Group Co., Ltd. Class H 214,000 1,086
22,041

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Congo, the Democratic Republic of the - 0.4%
Ivanhoe Mines, Ltd. Class A(Æ) 464,686 5,877
Denmark - 0.8%
Orsted A/S Class A(Æ)(Þ) 223,061 5,023
Vestas Wind Systems A/S 198,084 6,041
11,064
Faroe Islands - 0.2%
Bakkafrost P/F 66,114 3,186
Finland - 1.1%
Kemira Oyj 40,499 952
Neste Oyj 359,395 9,200
Stora Enso Oyj Class R 123,609 1,428
UPM- Kymmene Oyj 103,146 2,861
14,441
France - 2.8%
Aeroports de Paris SA 76,161 10,060
Eiffage SA 4,555 674
Engie SA 48,151 1,435
Eramet SA 2,144 187
Gaztransport Et Technigaz SA 1,455 314
Getlink SE 755,515 14,965
Rubis SCA 2,552 103
Technip Energies NV 20,026 783
TotalEnergies SE 47,337 3,443
Veolia Environnement SA 80,354 3,011
Vinci SA 17,153 2,468
37,443
Germany - 0.6%
E.ON SE 83,362 1,765
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 14,087 1,306
K+S AG 26,874 440
RWE AG 76,622 4,859
8,370
Ghana - 0.8%
Kosmos Energy, Ltd.(Æ) 6,703,762 10,592
Hong Kong - 0.2%
CLP Holdings, Ltd. 272,500 2,581
Hutchison Port Holdings Trust Class U 1,796,100 413
2,994
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC 50,401 615
India - 0.2%
Reliance Industries, Ltd. - GDR(Þ) 42,123 2,557
Iraq - 0.1%
United Energy Group, Ltd. 10,470,000 853
Isle of Man - 0.1%
Lifezone Metals, Ltd.(Æ) 292,842 1,549
Israel - 0.1%
Equital , Ltd.(Æ) 4,594 215
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ICL Group, Ltd. 80,378 436
Israel Corp., Ltd. 886 265
Naphtha Israel Petroleum Corp., Ltd.(Æ) 56,274 487
1,403
Italy - 0.8%
Enav SpA (Þ) 102,704 593
Enel SpA 220,044 2,433
Eni SpA 49,771 1,017
Hera SpA 993,354 4,906
Infrastrutture Wireless Italiane SpA (Þ) 135,619 1,196
Saipem SpA 172,990 638
10,783
Japan - 1.0%
Ebara Corp. 17,100 516
Inpex Corp. 35,000 785
Japan Airport Terminal Co., Ltd. 226,800 7,094
Japan Petroleum Exploration Co., Ltd. 81,200 997
JFE Holdings, Inc. 5,600 76
Kanadevia Corp. 2,500 16
Mitsubishi Materials Corp. 20,300 582
Modec , Inc. 14,900 1,448
Nippon Steel Corp. 210,100 875
Nittetsu Mining Co., Ltd. 22,600 532
West Japan Railway Co. 35,000 714
13,635
Luxembourg - 0.2%
ArcelorMittal SA 37,979 2,052
Mexico - 2.8%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 14,248 1,667
Grupo Aeroportuario del Pacifico SAB de
CV Class B 592,414 16,265
Grupo Aeroportuario del Pacifico SAB de
CV - ADR 17,042 4,685
Grupo Aeroportuario del Sureste SAB de
CV Class B 265,555 9,188
Grupo Aeroportuario del Sureste SAB de
CV - ADR 5,196 1,793
Grupo Mexico SAB de CV 88,818 986
Promotora y Operadora de Infraestructura
SAB de CV 156,053 2,440
Southern Copper Corp. 1,786 340
37,364
Netherlands - 0.0%
SBM Offshore NV 9,885 355
New Zealand - 0.4%
Auckland International Airport, Ltd. 1,037,266 5,159
Norway - 0.6%
Aker BP ASA 54,746 1,611
Austevoll Seafood ASA 154,328 1,485
Borregaard ASA 22,679 456
DNO ASA 332,765 563
DOF Group ASA 50,961 599
Equinor ASA Class N 57,663 1,545

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
124 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Frontline PLC 5,903 168
Norsk Hydro ASA 24,266 217
TGS ASA 56,809 601
7,245
Poland - 0.1%
ORLEN SA 21,816 663
Portugal - 0.1%
Galp Energia SGPS SA Class B 31,265 623
Russia - 0.0%
Gazprom Neft PJSC(Æ)(Š) 172,926 —
Gazprom PJSC(Æ)(Š) 643,570 —
Gazprom PJSC - ADR(Æ)(Š) 30,369 —
GMK Norilskiy Nickel PAO(Æ)(Š) 1,789,700 —
LUKOIL PJSC(Æ)(Š) 35,888 —
LUKOIL PJSC - ADR(Æ)(Š) 2,369 —
MMC Norilsk Nickel PJSC - ADR(Æ)(Š) 11 —
Novatek PJSC(Æ)(Š) 93,200 —
PhosAgro PJSC(Æ)(Š) 11,936 —
PhosAgro PJSC - GDR(Æ)(Š) 231 —
Polyus PJSC(Æ)(Š) 17,780 —
Polyus PJSC - GDR(Æ)(Š)(Þ) 1 —
Rosneft Oil Co. PJSC(Æ)(Š) 97,843 —
Tatneft PJSC(Æ)(Š) 107,472 —
Tatneft PJSC - ADR(Æ)(Š) 4,325 —
—
Singapore - 0.1%
SATS, Ltd. 415,700 1,240
SIA Engineering Co., Ltd. 112,100 291
1,531
South Africa - 1.1%
African Rainbow Minerals, Ltd. 10,037 148
Anglo American PLC 235,564 10,918
Gold Fields, Ltd. - ADR 38,878 1,949
Impala Platinum Holdings, Ltd. 12,039 228
Sibanye Stillwater, Ltd.(Æ) 82,702 362
Thungela Resources, Ltd. 7,364 46
Valterra Platinum, Ltd. 13,387 1,224
14,875
South Korea - 0.1%
POSCO Holdings, Inc. 3,313 801
Spain - 1.8%
Aena SME SA(Þ) 571,284 17,776
Iberdrola SA 241,778 5,429
Repsol SA 61,173 1,205
24,410
Sweden - 0.2%
Boliden AB 13,208 931
Svenska Cellulosa AB SCA Class B 114,860 1,439
2,370
Switzerland - 0.9%
Flughafen Zurich AG 36,588 11,350
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SIG Group AG(Æ) 64,001 989
12,339
Thailand - 0.0%
PTT Exploration & Production PCL 98,800 388
Ukraine - 0.0%
Kernel Holding SA(Æ) 75,080 477
United Kingdom - 1.3%
EnQuest PLC 980,377 166
Harbour Energy PLC 714,978 2,278
National Grid PLC 665,169 11,280
Severn Trent PLC Class H 12,978 520
SSE PLC 18,079 601
United Utilities Group PLC 111,009 1,898
16,743
United States - 60.0%
Acadia Realty Trust(ö) 8,070 161
Advanced Drainage Systems, Inc. 14,555 2,213
Aemetis , Inc.(Æ) 66,933 102
AES Corp. (The) 80,483 1,179
AGCO Corp. 25,640 2,908
Agree Realty Corp.(ö) 170,678 12,328
Albemarle Corp. 72,703 12,405
Alexander & Baldwin, Inc.(ö) 2,727 57
Alexandria Real Estate Equities, Inc.(ö) 12,912 706
Alliant Energy Corp. 8,756 577
Amcor PLC 18,611 824
Ameresco , Inc. Class A(Æ) 163,132 5,113
American Assets Trust, Inc.(ö) 4,232 76
American Electric Power Co., Inc. 68,259 8,176
American Healthcare REIT, Inc.(ö) 192,105 9,012
American Homes 4 Rent Class A(ö) 163,150 5,110
Americold Realty Trust, Inc.(ö) 14,452 179
Apple Hospitality REIT, Inc.(ö) 11,216 131
Archer-Daniels-Midland Co. 27,213 1,832
Array Technologies, Inc.(Æ) 576,883 6,533
Atmos Energy Corp. 4,584 762
AvalonBay Communities, Inc.(ö) 20,647 3,668
Avery Dennison Corp. 3,547 658
Baker Hughes Co. 6,537 366
BP PLC 2,431,873 15,378
Brixmor Property Group, Inc.(ö) 359,638 9,635
Broadstone Net Lease, Inc.(ö) 72,497 1,342
Bunge Global SA 6,910 787
BXP, Inc.(ö) 75,457 4,880
California Resources Corp. 193,733 10,365
Camden Property Trust(ö) 57,552 6,276
CareTrust REIT, Inc.(ö) 32,578 1,216
CenterPoint Energy, Inc. 60,047 2,383
Centerspace (ö) 1,392 89
CF Industries Holdings, Inc. 8,863 826
Cheniere Energy, Inc. 56,056 11,857
Chevron Corp. 19,022 3,365
Chord Energy Corp. 4,937 495
Clean Energy Fuels Corp.(Æ) 632,127 1,391
CNX Resources Corp.(Æ) 22,415 870
ConocoPhillips 106,448 11,095
Consolidated Edison, Inc. 4,472 477

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 125
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Constellation Energy Corp. 26,093 7,324
COPT Defense Properties(ö) 16,229 500
Corteva , Inc. 66,558 4,845
Coterra Energy, Inc. 14,399 415
Cousins Properties, Inc.(ö) 28,371 716
Crescent Energy Co. Class A 65,667 642
CSX Corp. 41,368 1,562
CubeSmart (ö) 106,842 4,010
Curbline Properties Corp.(ö) 14,267 346
Darling Ingredients, Inc.(Æ) 352,081 16,076
Deere & Co. 643 339
Diamondback Energy, Inc. 288 47
DiamondRock Hospitality Co.(ö) 27,431 252
Digital Realty Trust, Inc.(ö) 109,444 18,162
Diversified Healthcare Trust(ö) 57,035 331
Dominion Energy, Inc. 67,997 4,091
DT Midstream, Inc. 54,745 6,899
Duke Energy Corp. 88,529 10,743
EastGroup Properties, Inc.(ö) 43,532 7,907
Elme Communities(ö) 14,560 32
Empire State Realty Trust, Inc. Class A(ö) 23,911 159
Entergy Corp. 5,380 516
Enterprise Products Partners, LP 28,820 957
EOG Resources, Inc. 8,795 986
EPR Properties(ö) 10,519 571
Equinix , Inc.(ö) 41,162 33,791
Equity LifeStyle Properties, Inc. Class
A(ö) 22,439 1,417
Equity Residential(ö) 251,019 15,644
Essential Properties Realty Trust, Inc.(ö) 271,383 8,239
Essex Property Trust, Inc.(ö) 25,189 6,344
Evergy , Inc. 28,655 2,199
Eversource Energy 36,226 2,504
Exelon Corp. 57,043 2,554
Expand Energy Corp. 37,788 4,248
Extra Space Storage, Inc.(ö) 119,040 16,424
Exxon Mobil Corp. 43,638 6,170
Farmland Partners, Inc.(ö) 34,149 396
Federal Realty Investment Trust(ö) 4,404 446
First Industrial Realty Trust, Inc.(ö) 121,374 7,043
First Solar, Inc.(Æ) 9,954 2,245
FirstEnergy Corp. 24,731 1,171
Four Corners Property Trust, Inc.(ö) 6,219 153
Freeport-McMoRan, Inc. 138,838 8,362
Gaming and Leisure Properties, Inc.(ö) 125,317 5,608
GFL Environmental, Inc. 526 23
Global Net Lease, Inc.(ö) 11,227 106
GrafTech International, Ltd.(Æ) 287 4
Green Plains, Inc.(Æ) 359,888 4,124
Gulfport Energy Corp.(Æ) 14,443 2,949
Halliburton Co. 31,579 1,059
Healthcare Realty Trust, Inc.(ö) 320,050 5,374
Healthpeak Properties, Inc.(ö) 49,589 855
Helmerich & Payne, Inc. 35,707 1,210
Highwoods Properties, Inc.(ö) 8,520 220
Host Hotels & Resorts, Inc.(ö) 615,029 11,396
Hyatt Hotels Corp. Class A 5,387 842
Independence Realty Trust, Inc.(ö) 28,272 472
Ingredion, Inc. 4,406 520
International Paper Co. 23,493 947
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
InvenTrust Properties Corp.(ö) 5,878 173
Invitation Homes, Inc.(ö) 70,985 1,897
Iron Mountain, Inc.(ö) 140,695 12,962
JBG Smith Properties(ö) 1,750 29
Kilroy Realty Corp.(ö) 129,335 4,459
Kimco Realty Corp.(ö) 175,150 3,692
Kinder Morgan, Inc. 191,128 5,827
Kite Realty Group Trust(ö) 84,027 1,974
Lamar Advertising Co. Class A(ö) 42,350 5,434
Liberty Energy, Inc. Class A 51,762 1,276
Lineage, Inc.(ö) 6,743 241
Louisiana-Pacific Corp. 3,088 259
LXP Industrial Trust(ö) 5,288 262
Macerich Co. (The)(ö) 26,538 502
Magnolia Oil & Gas Corp. Class A 55,586 1,418
Marathon Petroleum Corp. 51 9
Matador Resources Co. 8,566 388
Medical Properties Trust, Inc.(ö) 54,856 275
Mid-America Apartment Communities,
Inc.(ö) 76,969 10,337
Millrose Properties, Inc. Class A(ö) 7,420 221
Mosaic Co. (The) 30,917 850
National Health Investors, Inc.(ö) 5,771 474
National Storage Affiliates Trust(ö) 94,240 2,998
NET Lease Office Properties(ö) 1,247 24
NETSTREIT Corp.(ö) 4,558 86
Newmont Corp. 46,380 5,211
NexPoint Residential Trust, Inc.(ö) 7,245 219
NextEra Energy, Inc. 185,054 16,266
Nextpower , Inc. Class A(Æ) 28,008 3,279
NiSource, Inc. 21,022 931
NNN REIT, Inc.(ö) 9,312 388
Noble Corp. PLC 14,841 529
Norfolk Southern Corp. 3,128 911
Nucor Corp. 9,005 1,600
Omega Healthcare Investors, Inc.(ö) 217,834 9,559
ONEOK, Inc. 124,352 9,847
OUTFRONT Media, Inc.(ö) 15,798 384
Ovintiv , Inc. 9,708 422
Packaging Corp. of America 3,164 704
Park Hotels & Resorts, Inc.(ö) 24,898 272
Patterson-UTI Energy, Inc. 36,518 275
Peabody Energy Corp. 12,762 450
Pebblebrook Hotel Trust(ö) 11,275 129
Permian Resources Corp. Class A 20,008 323
PG&E Corp. 48,233 744
Phillips 66 640 92
Phillips Edison & Co., Inc.(ö) 13,007 471
Piedmont Realty Trust, Inc. Class A(ö) 1,626 14
Pinnacle West Capital Corp. 3,966 371
PotlatchDeltic Corp.(ö) 9,455 395
Prologis, Inc.(ö) 374,258 48,863
ProPetro Holding Corp.(Æ) 27,090 311
Public Service Enterprise Group, Inc. 76,707 6,318
Public Storage(ö) 20,790 5,742
Realty Income Corp.(ö) 341,294 20,874
Regal Rexnord Corp. 3,044 492
Regency Centers Corp.(ö) 121,059 8,822
Reliance, Inc. 1,301 429
Republic Services, Inc. Class A 9,647 2,075

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
126 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
REX American Resources Corp.(Æ) 12,676 429
Rexford Industrial Realty, Inc.(ö) 29,318 1,188
RLJ Lodging Trust(ö) 28,630 213
Ryman Hospitality Properties, Inc.(ö) 12,265 1,161
Sabra Health Care REIT, Inc.(ö) 34,397 644
SBA Communications Corp.(ö) 11,742 2,162
Sealed Air Corp. 7,430 311
Select Water Solutions, Inc. Class A 21,426 259
Sempra 91,954 8,001
Shell PLC 375,793 14,404
Simon Property Group, Inc.(ö) 142,792 27,318
SL Green Realty Corp.(ö) 17,033 763
SLB, Ltd. 5,364 260
SM Energy Co. 116,999 2,278
Smartstop Self Storage REIT, Inc.(ö) 133,712 4,204
Smurfit WestRock PLC 25,629 1,062
SolarEdge Technologies, Inc.(Æ) 180,506 5,587
Southern Co. (The) 48,743 4,353
STAG Industrial, Inc.(ö) 11,156 418
Steel Dynamics, Inc. 5,006 899
Summit Hotel Properties, Inc.(ö) 51,855 229
Sun Communities, Inc.(ö) 75,651 9,640
Sunrun , Inc.(Æ) 335,927 6,383
Sunstone Hotel Investors, Inc.(ö) 24,220 212
Tanger , Inc.(ö) 13,216 432
Targa Resources Corp. 41,661 8,373
Tenaris SA 85,265 1,891
Terreno Realty Corp.(ö) 14,195 874
TXNM Energy, Inc. 602 35
UDR, Inc.(ö) 28,253 1,050
UGI Corp. 57,054 2,288
Union Pacific Corp. 3,582 842
Urban Edge Properties(ö) 12,597 245
Valero Energy Corp. 1,355 246
Valmont Industries, Inc. 1,022 455
Ventas, Inc.(ö) 206,734 16,057
Veris Residential, Inc.(ö) 26,987 410
VICI Properties, Inc.(ö) 182,227 5,117
Vistra Corp. 4,361 691
Vornado Realty Trust(ö) 37,219 1,187
Welltower , Inc.(ö) 240,683 45,335
Weyerhaeuser Co.(ö) 88,682 2,286
Whitestone REIT Class B(ö) 29,192 416
Williams Cos., Inc. (The) 46,843 3,151
WP Carey, Inc.(ö) 31,278 2,182
Xcel Energy, Inc. 63,651 4,841
Xenia Hotels & Resorts, Inc.(ö) 19,880 293
Zurn Elkay Water Solutions Corp. 13,656 630
796,774
Zambia - 0.3%
First Quantum Minerals, Ltd.(Æ) 157,068 4,440
Total Common Stocks
(cost $886,727) 1,274,994
Preferred Stocks - 1.5%
Brazil - 1.5%
Bradespar SA
12.962% (Ÿ) 2,280,117 10,316
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Petroleo Brasileiro SA – Petrobras
7.353% (Ÿ) 1,359,689 9,756
20,072
Russia - 0.0%
Surgutneftegas PAO
0.000% (Æ)(Š) 1,385,000 —
Tatneft PJSC
0.000% (Æ)(Š) 281,695 —
—
Total Preferred Stocks
(cost $16,836) 20,072
Short-Term Investments - 2.2%
United States - 2.2%
U.S. Cash Management Fund(@) 29,293,309 (∞) 29,287
Total Short-Term Investments
(cost $29,286) 29,287
Total Investments - 99.7%
(identified cost $932,849) 1,324,353
Other Assets and Liabilities,
Net - 0.3%
3,417
Net Assets - 100.0%
1,327,770

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 127
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
2.4%
Aena SME SA 04/22/20 EUR 571,284 14.05 8,025
17,776
CGN Power Co., Ltd. 03/07/23 HKD 1,301,000 0.24 314
542
China Tower Corp., Ltd. 03/03/25 HKD 2,942,000 1.43 4,221
4,228
Enav SpA 09/28/22 EUR 102,704 3.71 381
593
Infrastrutture Wireless Italiane SpA 11/14/22 EUR 135,619 9.55 1,295
1,196
Orsted A/S 11/14/25 DKK 223,061 19.40 4,327
5,023
Polyus PJSC 10/20/22 1 — —
—
Reliance Industries, Ltd. 03/20/23 42,123 63.13 2,659 2,557
31,915
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 33 USD 11,493 03/26 93
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 93
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 20,059 $ — $ — $ — $ 20,059
Australia — 77,086 — — 77,086
Austria — 1,451 — — 1,451
Brazil 27,055 800 — — 27,855
Canada 60,654 — — — 60,654
Chile 10,430 1,447 — — 11,877
China — 22,041 — — 22,041
Congo, the Democratic Republic of the 5,877 — — — 5,877
Denmark — 11,064 — — 11,064
Faroe Islands — 3,186 — — 3,186
Finland — 14,441 — — 14,441
France — 37,443 — — 37,443
Germany — 8,370 — — 8,370
Ghana 10,592 — — — 10,592
Hong Kong — 2,994 — — 2,994
Hungary — 615 — — 615
India — 2,557 — — 2,557
Iraq — 853 — — 853
Isle of Man 1,549 — — — 1,549

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
128 Tax-Managed Real Assets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Israel — 1,403 — — 1,403
Italy — 10,783 — — 10,783
Japan — 13,635 — — 13,635
Luxembourg — 2,052 — — 2,052
Mexico 37,364 — — — 37,364
Netherlands — 355 — — 355
New Zealand — 5,159 — — 5,159
Norway — 7,245 — — 7,245
Poland — 663 — — 663
Portugal — 623 — — 623
Russia — — — — —
Singapore — 1,531 — — 1,531
South Africa 1,949 12,926 — — 14,875
South Korea — 801 — — 801
Spain — 24,410 — — 24,410
Sweden — 2,370 — — 2,370
Switzerland — 12,339 — — 12,339
Thailand — 388 — — 388
Ukraine — 477 — — 477
United Kingdom — 16,743 — — 16,743
United States 764,039 32,735 — — 796,774
Zambia 4,440 — — — 4,440
Preferred Stocks 20,072 — — — 20,072
Short-Term Investments — — — 29,287 29,287
Total Investments 964,080 330,986 — 29,287 1,324,353
Other Financial Instruments
Assets
Futures Contracts 93 — — — 93
Total Other Financial Instruments
*
$ 93 $ — $ — $ — $ 93
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 129
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 2,082 0 .2
Consumer Staples ............................................................................... 9,898 0 .7
Energy ................................................................................................ 165,134 12 .4
Financial Services .............................................................................. 467,989 35 .3
Materials and Processing ................................................................... 217,947 16 .4
Producer Durables .............................................................................. 159,824 12 .0
Technology ......................................................................................... 4,845 0 .4
Utilities ............................................................................................... 247,275 18 .6
Preferred Stocks
Energy ................................................................................................ 9,756 0 .7
Financial Services .............................................................................. 10,316 0 .8
Short-Term Investments .............................................................
29,287 2 .2
Total Investments ............................................................................... 1,324,353 99 .7
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 25,821 $ 42,965 $ 39,499 $ — $ — $ 29,287 $ 285 $ —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
130 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 83.0%
Asset-Backed Securities - 2.0%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A3
7.250% due 02/25/38 (~)(Ê)(Þ) 656 503
American Money Management Corp.
CLO, Ltd.
Series 2024-30A Class CR
5.490% due 04/15/39 1,000 1,000
CLI Funding LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 878 830
CLI Funding VIII LLC
Series 2021-1A Class A
1.640% due 02/18/46 (Þ) 488 455
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 55 51
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 54 44
Series 2021-AGS Class B
1.400% due 03/25/52 (Þ) 165 129
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 912 882
Series 2021-1A Class A2II
3.151% due 04/25/51 (Þ) 584 531
Driven Brands Funding LLC
Series 2021-1A Class A2
2.791% due 10/20/51 (Þ) 257 243
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 67 63
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 953 731
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 382 350
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 119 111
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 46 41
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 157 133
Series 2020-2A Class B
2.210% due 08/20/46 (Þ) 178 143
Series 2021-1A Class B
2.050% due 12/20/46 (Þ) 469 367
Series 2021-2A Class B
2.090% due 04/22/47 (Þ) 295 228
Navesink CLO, Ltd.
Series 2026-2A Class CR
5.722% due 01/15/36 (CME Term
SOFR 3 Month + 2.050%)(Ê)(Þ) 350 350
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 83 79
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 370
Pagaya AI Debt Grantor Trust
Series 2025-1 Class B
5.628% due 07/15/32 (Þ) 300 301
Planet Fitness Master Issuer LLC
Series 2025-1A Class A2I
5.274% due 12/06/55 (Þ) 200 201
Santander Drive Auto Receivables
Trust
Series 2025-4 Class C
4.520% due 01/15/32 650 653
SMB Private Education Loan Trust
Series 2025-A Class A1A
5.130% due 04/15/54 (Þ) 1,054 1,073
SoFi Professional Loan Program LLC
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 565
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 918
SoFi Professional Loan Program Trust
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 817 795
Series 2018-D Class R1
0.000% due 02/25/48 (Æ)(Š)(Þ) 43 271
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 525
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 520 515
Series 2021-1A Class A2II
2.636% due 08/20/51 (Þ) 574 498
Sunnova Helios II Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 739 713
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 500 444
Sunnova Helios IV Issuer LLC
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 300 266
Sunnova Sol II Issuer LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 295 243
Sunnova Sol III Issuer LLC
Series 2021-1 Class A
2.580% due 04/28/56 (Þ) 662 540
Sunrun Bacchus Issuer LLC
Series 2025-1A Class A2A
6.410% due 04/30/60 (Þ) 691 690
Sunrun Xanadu Issuer LLC
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 306 293
Wingstop Funding LLC
Series 2024-1A Class A2
5.858% due 12/05/54 (Þ) 900 924

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 131
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zaxbys Funding LLC
Series 2021-1A Class A2
3.238% due 07/30/51 (Þ) 716 682
Series 2024-1A Class A2I
6.594% due 04/30/54 (Þ) 443 456
19,200
Corporate Bonds and Notes - 32.1%
Consumer Discretionary - 7.6%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 129 122
Adient Global Holdings, Ltd.
7.500% due 02/15/33 (Þ) 1,030 1,069
AMC Entertainment Holdings, Inc.
7.500% due 02/15/29 (Þ) 374 292
American Axle & Manufacturing, Inc.
6.375% due 10/15/32 (Þ) 743 758
Aptiv Swiss Holdings, Ltd.
6.875% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.385%)(Ê) 901 941
Aramark
5.000% due 02/01/28 (Þ) 182 182
Bath & Body Works, Inc.
6.950% due 03/01/33 654 652
BCPE Flavor Debt Merger Sub LLC /
BCPE Flavor Issuer, Inc.
9.500% due 07/01/32 (Þ) 960 915
Beach Acquisition Bidco LLC
10.000% due 07/15/33 (Þ) 502 552
Boyd Gaming Corp.
4.750% due 12/01/27 192 192
4.750% due 06/15/31 (Þ) 318 310
Brunswick Corp.
5.100% due 04/01/52 13 10
Carnival Corp.
4.000% due 08/01/28 (Þ) 163 161
7.000% due 08/15/29 (Þ) 59 62
Carvana Co.
9.000% due 06/01/31 (Þ) 2,316 2,550
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.750% due 03/01/30 (Þ) 758 725
4.250% due 01/15/34 (Þ) 1,055 891
Series DMTN
5.000% due 02/01/28 (Þ) 1,632 1,622
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
3.750% due 02/15/28 132 130
2.250% due 01/15/29 663 623
Churchill Downs, Inc.
5.500% due 04/01/27 (Þ) 227 227
CMG Media Corp.
8.875% due 06/18/29 (Þ) 999 865
Comcast Corp.
2.887% due 11/01/51 64 38
CSC Holdings LLC
11.750% due 01/31/29 (Þ) 520 380
4.625% due 12/01/30 (Þ) 243 90
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Directv Financing LLC
8.875% due 02/01/30 (Þ) 707 716
Directv Financing LLC / Directv
Financing Co-Obligor, Inc.
5.875% due 08/15/27 (Þ) 2,084 2,094
10.000% due 02/15/31 (Þ) 744 766
Discovery Communications LLC
6.350% due 06/01/40 1,241 996
Series *
4.125% due 05/15/29 565 549
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 453 440
5.750% due 12/01/28 (Þ) 453 438
Dotdash Meredith Inc.
7.625% due 06/15/32 (Þ) 821 754
EchoStar Corp.
3.875% due 11/30/30 101 348
6.750% due 11/30/30 417 424
Series .
10.750% due 11/30/29 1,546 1,695
EW Scripps Co. (The)
9.875% due 08/15/30 (Þ) 530 528
Ferguson Finance PLC
4.500% due 10/24/28 (Þ) 560 564
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
4.625% due 01/15/29 (Þ) 796 770
FirstCash, Inc.
4.625% due 09/01/28 155 154
Ford Motor Co.
7.400% due 11/01/46 265 286
Ford Motor Credit Co. LLC
4.950% due 05/28/27 743 747
Forestar Group, Inc.
6.500% due 03/15/33 (Þ) 526 539
Fox Corp.
4.709% due 01/25/29 179 182
Full House Resorts, Inc.
8.250% due 02/15/28 (Þ) 546 499
General Motors Financial Co., Inc.
5.800% due 06/23/28 115 119
Genting New York LLC / GENNY
Capital, Inc.
7.250% due 10/01/29 (Þ) 667 689
Hilton Grand Vacations Borrower LLC
/ Hilton Grand Vacations Borrower,
Inc.
6.625% due 01/15/32 (Þ) 150 153
Hilton Grand Vacations, Inc.
4.875% due 07/01/31 (Þ) 822 768
HNI Corp.
5.125% due 01/18/29 (Þ) 1,215 1,200
Hyatt Hotels Corp.
4.375% due 09/15/28 42 42
iHeartCommunications, Inc.
4.750% due 01/15/28 (Þ) 375 344
9.125% due 05/01/29 (Þ) 550 520
Jacobs Entertainment, Inc.
6.750% due 02/15/29 (Þ) 859 848
JB Poindexter & Co., Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
132 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.750% due 12/15/31 (Þ) 1,049 1,092
Kohl's Corp.
5.125% due 05/01/31 775 663
5.550% due 07/17/45 580 393
Lamar Media Corp.
3.750% due 02/15/28 157 154
Las Vegas Sands Corp.
3.900% due 08/08/29 650 633
Live Nation Entertainment, Inc.
4.750% due 10/15/27 (Þ) 382 382
Macy's Retail Holdings LLC
4.500% due 12/15/34 407 366
5.125% due 01/15/42 229 188
4.300% due 02/15/43 286 206
Marriott International, Inc.
5.550% due 10/15/28 162 168
Mattel, Inc.
3.750% due 04/01/29 (Þ) 223 218
McDonald's Corp.
Series MTN
5.700% due 02/01/39 66 69
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 119 117
Midwest Gaming Borrower LLC /
Midwest Gaming Finance Corp.
4.875% due 05/01/29 (Þ) 667 655
Murphy Oil USA, Inc.
5.625% due 05/01/27 480 480
3.750% due 02/15/31 164 154
Neptune Bidco US, Inc.
9.290% due 04/15/29 (Þ) 526 540
9.500% due 02/15/33 (Þ) 650 662
New Home Co., Inc. (The)
8.500% due 11/01/30 (Þ) 299 312
Newell Brands, Inc.
8.500% due 06/01/28 (Þ) 650 682
6.375% due 05/15/30 695 687
7.375% due 04/01/36 1,149 1,110
7.500% due 04/01/46 863 728
Nexstar Broadcasting, Inc.
5.625% due 07/15/27 (Þ) 565 565
Nexstar Media Group, Inc.
4.750% due 11/01/28 (Þ) 1,320 1,312
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/26 (Þ) 24 24
6.950% due 09/15/26 (Þ) 1,518 1,536
Nordstrom, Inc.
6.950% due 03/15/28 900 935
4.375% due 04/01/30 677 647
4.250% due 08/01/31 495 457
5.000% due 01/15/44 1,008 754
OUTFRONT Media Capital LLC /
OUTFRONT Media Capital Corp.
5.000% due 08/15/27 (Þ) 113 113
Paramount Global
4.200% due 06/01/29 99 96
6.250% due 02/28/57 (USD 3 Month
SOFR + 3.899%)(Ê) 624 568
Phinia, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.625% due 10/15/32 (Þ) 1,046 1,090
QXO Building Products, Inc.
6.750% due 04/30/32 (Þ) 881 909
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 2,373 2,165
8.450% due 07/27/30 (Þ) 100 102
4.625% due 04/06/31 (Þ) 1,170 1,002
Royal Caribbean Cruises, Ltd.
3.700% due 03/15/28 158 157
Sabre GLBL, Inc.
7.320% due 08/01/26 276 277
10.750% due 11/15/29 (Þ) 398 325
10.750% due 03/15/30 (Þ) 294 236
11.125% due 07/15/30 (Þ) 88 71
Sirius XM Radio, Inc.
3.875% due 09/01/31 (Þ) 311 284
Six Flags Entertainment Corp.
6.625% due 05/01/32 (Þ) 746 762
Six Flags Entertainment Corp./Canada's
Wonderland Co./Millennium
Operations LLC
8.625% due 01/15/32 (Þ) 324 331
Somnigroup International, Inc.
4.000% due 04/15/29 158 153
3.875% due 10/15/31 (Þ) 154 144
Staples, Inc.
10.750% due 09/01/29 (Þ) 753 740
12.750% due 01/15/30 (Þ) 255 209
Starbucks Corp.
3.750% due 12/01/47 74 56
Station Casinos LLC
4.625% due 12/01/31 (Þ) 229 220
Suburban Propane Partners, LP /
Suburban Energy Finance Corp.
5.000% due 06/01/31 (Þ) 570 548
TEGNA, Inc.
4.625% due 03/15/28 354 351
Thor Industries, Inc.
4.000% due 10/15/29 160 154
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 991 1,140
Time Warner Cable LLC
6.750% due 06/15/39 69 69
Travel + Leisure Co.
6.000% due 04/01/27 504 510
Tri Pointe Homes, Inc.
5.700% due 06/15/28 152 154
Under Armour, Inc.
3.250% due 06/15/26 337 335
Univision Communications, Inc.
8.000% due 08/15/28 (Þ) 119 123
Versant Media Group, Inc.
7.250% due 01/30/31 (Þ) 85 87
VF Corp.
6.000% due 10/15/33 250 251
6.450% due 11/01/37 1,074 1,034
ViaSat, Inc.
5.625% due 04/15/27 (Þ) 114 114

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 133
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Viking Cruises, Ltd.
5.875% due 10/15/33 (Þ) 1,168 1,184
WarnerMedia Holdings, Inc.
4.279% due 03/15/32 1,846 1,528
Series *
4.054% due 03/15/29 1,124 1,092
Wayfair LLC
7.250% due 10/31/29 (Þ) 313 327
Whirlpool Corp.
2.400% due 05/15/31 1,189 994
4.700% due 05/14/32 599 547
5.500% due 03/01/33 554 520
5.750% due 03/01/34 121 114
5.150% due 03/01/43 251 206
4.500% due 06/01/46 408 298
4.600% due 05/15/50 805 585
WMG Acquisition Corp.
3.750% due 12/01/29 (Þ) 668 643
Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/28 155 153
Yum! Brands, Inc.
3.625% due 03/15/31 345 326
6.875% due 11/15/37 358 394
5.350% due 11/01/43 233 227
73,438
Consumer Staples - 2.5%
Adtalem Global Education, Inc.
5.500% due 03/01/28 (Þ) 156 156
Albertsons Cos., Inc. / Safeway Inc /
New Albertsons, LP / Albertsons
LLC
4.625% due 01/15/27 (Þ) 338 338
5.500% due 03/31/31 (Þ) 153 154
6.250% due 03/15/33 (Þ) 151 154
5.750% due 03/31/34 (Þ) 738 726
Alta Equipment Group, Inc.
9.000% due 06/01/29 (Þ) 796 760
Altria Group, Inc.
5.800% due 02/14/39 69 71
APi Group, Inc.
4.125% due 07/15/29 (Þ) 161 157
Avery Dennison Corp.
4.875% due 12/06/28 117 119
Avis Budget Car Rental LLC / Avis
Budget Finance, Inc.
5.375% due 03/01/29 157 153
8.000% due 02/15/31 (Þ) 150 154
Chobani Holdco II LLC
8.750% due 10/01/29 (Þ) 221 236
Church & Dwight Co., Inc.
3.950% due 08/01/47 158 126
Coca-Cola Co. (The)
2.750% due 06/01/60 896 523
Conagra Brands, Inc.
1.375% due 11/01/27 137 131
4.850% due 11/01/28 506 513
Constellation Brands, Inc.
2.250% due 08/01/31 692 616
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Coty, Inc. / HFC Prestige Products,
Inc. / HFC Prestige International
US LLC
6.625% due 07/15/30 (Þ) 185 190
Darling Ingredients, Inc.
5.250% due 04/15/27 (Þ) 116 116
Flowers Foods, Inc.
2.400% due 03/15/31 595 523
Herc Holdings, Inc.
7.000% due 06/15/30 (Þ) 101 106
7.250% due 06/15/33 (Þ) 128 135
Hertz Corp. (The)
12.625% due 07/15/29 (Þ) 762 767
HRB Winddown, Inc.
8.875% due 03/15/25 (Š)(Þ) 970 —
JM Smucker Co. (The)
6.500% due 11/15/43 67 72
Keurig Dr Pepper, Inc.
4.350% due 05/15/28 399 401
4.597% due 05/25/28 220 222
Kraft Heinz Foods Co.
4.625% due 01/30/29 131 133
Kroger Co. (The)
3.950% due 01/15/50 143 109
Mondelez International, Inc.
2.625% due 09/04/50 114 68
NESCO Holdings II, Inc.
5.500% due 04/15/29 (Þ) 1,880 1,853
Performance Food Group Co.
5.500% due 10/15/27 (Þ) 211 211
Performance Food Group, Inc.
4.250% due 08/01/29 157 154
6.125% due 09/15/32 (Þ) 148 152
Perrigo Finance Unlimited Co.
6.125% due 09/30/32 1,102 1,084
Post Holdings, Inc.
4.625% due 04/15/30 748 730
6.375% due 03/01/33 (Þ) 761 767
Prestige Brands, Inc.
5.125% due 01/15/28 (Þ) 177 177
Prime Security Services Borrower LLC
/ Prime Finance, Inc.
5.750% due 04/15/26 (Þ) 11 11
Primo Water Holdings, Inc. / Triton
Water Holdings, Inc.
4.375% due 04/30/29 (Þ) 273 267
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 1,102 1,090
RRD Intermediate Holdings, Inc.
12.000% due 12/01/30 (Þ) 239 246
Sabre Financial Borrower LLC
11.125% due 06/15/29 (Þ) 537 543
Safeway, Inc.
7.250% due 02/01/31 759 822
Service Corp. International
7.500% due 04/01/27 149 154
Smithfield Foods, Inc.
5.200% due 04/01/29 (Þ) 613 623
3.000% due 10/15/30 (Þ) 131 120

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
134 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Synergy Infrastructure Holdings LLC
7.875% due 12/01/30 (Þ) 68 71
Sysco Corp.
3.150% due 12/14/51 853 569
Turning Point Brands, Inc.
7.625% due 03/15/32 (Þ) 250 268
Tyson Foods, Inc.
4.350% due 03/01/29 737 740
United Rentals NA, Inc.
3.875% due 11/15/27 633 627
6.000% due 12/15/29 (Þ) 629 645
3.875% due 02/15/31 178 170
Upbound Group, Inc.
6.375% due 02/15/29 (Þ) 1,985 1,966
US Foods, Inc.
4.750% due 02/15/29 (Þ) 213 212
4.625% due 06/01/30 156 154
7.250% due 01/15/32 (Þ) 147 154
VM Consolidated, Inc.
5.500% due 04/15/29 780 767
Williams Scotsman, Inc.
4.625% due 08/15/28 (Þ) 188 187
6.625% due 04/15/30 (Þ) 149 154
23,617
Energy - 4.5%
Antero Midstream Partners, LP / Antero
Midstream Finance Corp.
5.750% due 01/15/28 (Þ) 286 286
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 89 90
APA Corp.
Series .
4.750% due 04/15/43 118 93
Boardwalk Pipelines, LP
4.800% due 05/03/29 1,471 1,492
Buckeye Partners, LP
4.125% due 12/01/27 1,142 1,132
6.750% due 08/15/33 90 93
5.850% due 11/15/43 401 375
5.600% due 10/15/44 208 189
California Resources Corp.
7.000% due 01/15/34 (Þ) 153 154
Civitas Resources, Inc.
8.750% due 07/01/31 (Þ) 1,048 1,101
9.625% due 06/15/33 (Þ) 703 769
CNX Midstream Partners, LP
4.750% due 04/15/30 158 154
CNX Resources Corp.
7.250% due 03/01/32 (Þ) 147 154
Coterra Energy, Inc.
4.375% due 03/15/29 91 92
CQP Holdco, LP / BIP-V Chinook
Holdco LLC
5.500% due 06/15/31 (Þ) 1,038 1,032
Crescent Energy Finance LLC
9.250% due 02/15/28 (Þ) 220 226
7.875% due 04/15/32 (Þ) 155 154
CVR Energy, Inc.
5.750% due 02/15/28 (Þ) 942 941
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 02/15/31 (Þ) 424 423
DBR Land Holdings LLC
6.250% due 12/01/30 (Þ) 138 141
DCP Midstream Operating, LP
5.125% due 05/15/29 114 117
Diamondback Energy, Inc.
5.900% due 04/18/64 456 436
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 652 645
El Paso Natural Gas Co. LLC
Series *
8.375% due 06/15/32 52 62
Enbridge Energy Partners, LP
7.375% due 10/15/45 55 64
Energy Transfer, LP
6.850% due 02/15/40 113 121
7.125% due 10/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.829%)(Ê) 553 571
6.500% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.676%)(Ê) 757 757
Enterprise Products Operating LLC
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 638 635
EQT Corp.
3.900% due 10/01/27 223 222
7.000% due 02/01/30 355 386
Expand Energy Corp.
4.750% due 02/01/32 175 173
Genesis Energy, LP / Genesis Energy
Finance Corp.
7.875% due 05/15/32 335 350
8.000% due 05/15/33 394 411
Global Marine, Inc.
7.000% due 06/01/28 595 587
Global Partners, LP / GLP Finance
Corp.
7.125% due 07/01/33 (Þ) 70 72
Gray Oak Pipeline LLC
3.450% due 10/15/27 (Þ) 115 114
Gulfport Energy Operating Corp.
6.750% due 09/01/29 (Þ) 746 770
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 1,206 1,222
Hilcorp Energy I, LP / Hilcorp Finance
Co.
6.250% due 11/01/28 (Þ) 1,083 1,092
6.875% due 05/15/34 (Þ) 184 177
7.250% due 02/15/35 (Þ) 891 862
ITT Holdings LLC
6.500% due 08/01/29 (Þ) 395 381
Magnolia Oil & Gas Operating LLC /
Magnolia Oil & Gas Finance Corp.
6.875% due 12/01/32 (Þ) 148 154
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 634 634
Moss Creek Resources Holdings, Inc.
8.250% due 09/01/31 (Þ) 789 767
MPLX, LP

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 135
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 12/01/27 98 98
4.800% due 02/15/29 631 641
2.650% due 08/15/30 132 122
Murphy Oil Corp.
5.875% due 12/01/42 377 330
NGL Energy Operating LLC
8.125% due 02/15/29 (Þ) 1,059 1,099
8.375% due 02/15/32 (Þ) 920 963
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 103 120
Occidental Petroleum Corp.
6.450% due 09/15/36 119 127
Oceaneering International, Inc.
6.000% due 02/01/28 654 665
ONEOK, Inc.
5.650% due 11/01/28 123 128
4.350% due 03/15/29 739 741
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 1,057 1,054
4.800% due 05/15/30 (Þ) 544 536
7.500% due 07/15/38 (Þ) 197 215
6.875% due 04/15/40 (Þ) 477 488
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 643 639
SM Energy Co.
6.625% due 01/15/27 1,103 1,104
Summit Midstream Holdings LLC
8.625% due 10/31/29 (Þ) 112 117
SunCoke Energy, Inc.
4.875% due 06/30/29 (Þ) 308 290
Sunoco, LP
5.875% due 07/15/27 (Þ) 1,107 1,109
5.625% due 03/15/31 (Þ) 171 172
6.625% due 08/15/32 (Þ) 734 757
5.875% due 03/15/34 (Þ) 1,188 1,192
Talos Production, Inc.
9.375% due 02/01/31 (Þ) 315 334
Targa Resources Corp.
4.350% due 01/15/29 479 481
6.150% due 03/01/29 139 146
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 74 73
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 535 539
Transocean International, Ltd.
7.500% due 04/15/31 565 557
6.800% due 03/15/38 667 599
Transocean Titan Financing, Ltd.
8.375% due 02/01/28 (Þ) 90 92
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 236 224
4.125% due 08/15/31 (Þ) 416 384
3.875% due 11/01/33 (Þ) 470 409
Venture Global LNG, Inc.
8.125% due 06/01/28 (Þ) 1,067 1,092
9.875% due 02/01/32 (Þ) 353 374
Venture Global Plaquemines LNG LLC
6.750% due 2036 CN(Þ) 823 863
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WBI Operating LLC
6.250% due 10/15/30 (Þ) 537 543
6.500% due 10/15/33 (Þ) 537 542
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 202 207
6.750% due 10/15/33 (Þ) 659 682
Western Midstream Operating, LP
4.500% due 03/01/28 104 105
6.350% due 01/15/29 613 646
Williams Cos., Inc. (The)
4.900% due 03/15/29 221 226
7.750% due 06/15/31 343 393
XTO Energy, Inc.
6.750% due 08/01/37 448 516
43,607
Financial Services - 5.7%
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
SOFR + 3.540%)(Ê) 629 637
Aircastle, Ltd.
6.500% due 07/18/28 (Þ) 131 138
Ally Financial, Inc.
6.848% due 01/03/30 (SOFR +
2.820%)(Ê) 108 114
American Assets Trust, LP
3.375% due 02/01/31 116 106
Anywhere Real Estate Group LLC /
Anywhere Co-Issuer Corp.
7.000% due 04/15/30 (Þ) 448 453
Anywhere Real Estate Group LLC /
Realogy Co-Issuer Corp.
9.750% due 04/15/30 (Þ) 551 601
Apollo Commercial Real Estate
Finance, Inc.
4.625% due 06/15/29 (Þ) 706 704
Arbor Realty SR, Inc.
7.875% due 07/15/30 (Þ) 785 720
Arbor Realty Trust, Inc.
Series QIB
4.500% due 03/15/27 472 451
Ares Capital Corp.
2.875% due 06/15/28 235 226
Aretec Escrow Issuer 2, Inc.
10.000% due 08/15/30 (Þ) 616 664
Asurion LLC and Asurion Co.-Issuer,
Inc.
8.000% due 12/31/32 (Þ) 1,260 1,317
8.375% due 02/01/34 (Þ) 438 443
Atlanticus Holdings Corp.
9.750% due 09/01/30 (Þ) 804 766
Baldwin Insurance Group Holdings
LLC / Baldwin Insurance Group
Holdings Finance
7.125% due 05/15/31 (Þ) 148 153
Barings BDC, Inc.
7.000% due 02/15/29 708 731
Berkshire Hathaway Finance Corp.
4.200% due 08/15/48 150 124
BlackRock TCP Capital Corp.
6.950% due 05/30/29 300 298

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
136 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Blackstone Mortgage Trust, Inc.
7.750% due 12/01/29 (Þ) 108 116
Block Financial LLC
2.500% due 07/15/28 666 638
Blue Owl Capital Corp.
2.875% due 06/11/28 142 135
Brandywine Operating Partnership, LP
8.300% due 03/15/28 1,013 1,069
4.550% due 10/01/29 405 385
Bread Financial Holdings, Inc.
8.375% due 06/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.300%)(Ê)(Þ) 751 771
Brighthouse Financial, Inc.
3.700% due 06/22/27 545 539
3.850% due 12/22/51 155 94
Brown & Brown, Inc.
4.500% due 03/15/29 117 118
Burford Capital Global Finance LLC
6.875% due 04/15/30 (Þ) 782 764
7.500% due 07/15/33 (Þ) 276 267
Capital One Financial Corp.
2.359% due 07/29/32 (SOFR +
1.337%)(Ê) 455 398
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 203 218
Carlyle Secured Lending, Inc.
5.750% due 02/15/31 646 635
CNO Financial Group, Inc.
5.250% due 05/30/29 630 641
Coinbase Global, Inc.
3.375% due 10/01/28 (Þ) 916 875
3.625% due 10/01/31 (Þ) 62 55
Corebridge Financial, Inc.
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 627 644
CPI CG, Inc.
10.000% due 07/15/29 (Þ) 109 116
Credit Acceptance Corp.
6.625% due 03/15/30 (Þ) 766 769
CTR Partnership, LP / CareTrust
Capital Corp.
3.875% due 06/30/28 (Þ) 646 635
Diversified Healthcare Trust
4.750% due 02/15/28 640 620
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 873 959
Enact Holdings, Inc.
6.250% due 05/28/29 611 640
Encore Capital Group, Inc.
6.625% due 04/15/31 (Þ) 265 268
Enova International, Inc.
11.250% due 12/15/28 (Þ) 272 288
EPR Properties
4.950% due 04/15/28 635 641
Equifax, Inc.
5.100% due 06/01/28 113 115
Essent Group, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 07/01/29 597 624
F&G Annuities & Life, Inc.
7.400% due 01/13/28 594 620
Fifth Third Bancorp
8.250% due 03/01/38 83 102
First Citizens Bank & Trust Co.
6.125% due 03/09/28 609 630
Five Point Operating Co., LP
8.000% due 10/01/30 (Þ) 738 767
FS KKR Capital Corp.
3.250% due 07/15/27 59 57
3.125% due 10/12/28 148 137
Genworth Holdings, Inc.
6.500% due 06/15/34 165 170
Global Net Lease, Inc. / Global Net
Lease Operating Partnership, LP
3.750% due 12/15/27 (Þ) 830 808
GLP Capital, LP / GLP Financing II,
Inc.
5.750% due 06/01/28 530 543
4.000% due 01/15/31 99 95
Golub Capital BDC, Inc.
7.050% due 12/05/28 142 149
Highwoods Realty, LP
4.200% due 04/15/29 122 120
Howard Hughes Corp. (The)
4.375% due 02/01/31 162 154
Hudson Pacific Properties, LP
3.950% due 11/01/27 822 789
5.950% due 02/15/28 271 267
4.650% due 04/01/29 592 542
3.250% due 01/15/30 485 412
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
6.250% due 05/15/26 134 134
5.250% due 05/15/27 866 856
9.750% due 01/15/29 763 768
10.000% due 11/15/29 (Þ) 1,048 1,057
9.000% due 06/15/30 563 549
ION Platform Finance US, Inc.
7.875% due 09/30/32 (Þ) 200 176
Iron Mountain, Inc.
4.875% due 09/15/29 (Þ) 275 271
Jefferson Capital Holdings LLC
6.000% due 08/15/26 (Þ) 763 762
9.500% due 02/15/29 (Þ) 351 369
8.250% due 05/15/30 (Þ) 477 503
Kennedy-Wilson, Inc.
4.750% due 03/01/29 184 180
5.000% due 03/01/31 161 155
KeyBank National Association
Series BKNT
6.950% due 02/01/28 598 628
Kilroy Realty, LP
4.250% due 08/15/29 645 634
Liberty Mutual Group, Inc.
7.800% due 03/07/87 (Þ) 51 58
LPL Holdings, Inc.
4.000% due 03/15/29 (Þ) 651 642

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 137
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Millrose Properties, Inc.
6.250% due 09/15/32 (Þ) 338 342
Navient Corp.
5.000% due 03/15/27 114 113
4.875% due 03/15/28 115 113
North Haven Private Income Fund LLC
5.750% due 02/01/30 630 627
Oaktree Specialty Lending Corp.
7.100% due 02/15/29 611 631
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 103 104
3.625% due 10/01/29 550 533
Pebblebrook Hotel, LP / PEB Finance
Corp.
6.375% due 10/15/29 (Þ) 151 154
Piedmont Operating Partnership, LP
6.875% due 07/15/29 592 629
Pinnacle Bank
5.625% due 02/15/28 157 160
PRA Group, Inc.
8.375% due 02/01/28 (Þ) 200 202
5.000% due 10/01/29 (Þ) 991 908
8.875% due 01/31/30 (Þ) 727 732
Prospect Capital Corp.
3.437% due 10/15/28 860 764
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
SOFR + 2.665%)(Ê) 135 137
Rithm Capital Corp.
8.000% due 04/01/29 (Þ) 587 600
8.000% due 07/15/30 (Þ) 601 614
Rocket Cos., Inc.
6.125% due 08/01/30 (Þ) 622 637
6.375% due 08/01/33 (Þ) 613 637
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
3.875% due 03/01/31 (Þ) 180 169
Santander Holdings USA, Inc.
6.565% due 06/12/29 (SOFR +
2.700%)(Ê) 616 644
Service Properties Trust
4.950% due 02/15/27 35 35
5.500% due 12/15/27 886 879
3.950% due 01/15/28 467 442
8.375% due 06/15/29 432 437
4.950% due 10/01/29 1,016 897
4.375% due 02/15/30 592 513
8.875% due 06/15/32 767 761
Sixth Street Specialty Lending, Inc.
6.125% due 03/01/29 615 633
Starwood Property Trust, Inc.
4.375% due 01/15/27 (Þ) 114 113
Stonebriar ABF Issuer LLC
8.125% due 12/15/30 (Þ) 629 653
Stonex Escrow Issuer LLC
6.875% due 07/15/32 (Þ) 149 154
Synchrony Financial
5.150% due 03/19/29 624 633
Valley National Bancorp
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.360%)(Ê) 284 272
VICI Properties, LP / VICI Note Co.,
Inc.
4.500% due 01/15/28 (Þ) 126 126
Vornado Realty, LP
2.150% due 06/01/26 287 285
3.400% due 06/01/31 455 415
Voya Financial, Inc.
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 119 114
Webster Financial Corp.
4.100% due 03/25/29 751 744
Wells Fargo & Co.
Series *
5.950% due 12/01/86 108 114
Wilton RE, Ltd.
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.266%)(Ê)(ƒ)(Þ) 688 680
Zions Bancorp NA
3.250% due 10/29/29 91 86
55,223
Health Care - 3.4%
1261229 BC, Ltd.
10.000% due 04/15/32 (Þ) 3,142 3,225
Acadia Healthcare Co., Inc.
5.500% due 07/01/28 (Þ) 559 552
AdaptHealth LLC
4.625% due 08/01/29 (Þ) 352 340
5.125% due 03/01/30 158 154
AHP Health Partners, Inc.
5.750% due 07/15/29 (Þ) 787 767
Alcon Finance Corp.
3.000% due 09/23/29 (Þ) 122 117
Bausch Health Americas, Inc.
8.500% due 01/31/27 (Þ) 251 249
BellRing Brands, Inc.
7.000% due 03/15/30 (Þ) 746 767
BioMarin Pharmaceutical, Inc.
5.500% due 02/15/34 (Þ) 254 255
Centene Corp.
4.250% due 12/15/27 125 124
2.500% due 03/01/31 601 520
CHS/Community Health Systems, Inc.
6.000% due 01/15/29 (Þ) 460 459
6.875% due 04/15/29 (Þ) 284 261
6.125% due 04/01/30 (Þ) 390 322
5.250% due 05/15/30 (Þ) 463 436
4.750% due 02/15/31 (Þ) 473 424
10.875% due 01/15/32 (Þ) 77 83
CVS Health Corp.
5.125% due 07/20/45 75 67
6.750% due 12/10/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.516%)(Ê) 368 382
7.000% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.886%)(Ê) 735 769

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
138 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dentsply Sirona, Inc.
8.375% due 09/12/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê) 775 766
Embecta Corp.
5.000% due 02/15/30 (Þ) 170 159
6.750% due 02/15/30 (Þ) 181 176
Fortrea Holdings, Inc.
7.500% due 07/01/30 (Þ) 325 331
HCA, Inc.
5.625% due 09/01/28 78 80
4.125% due 06/15/29 140 140
HealthEquity, Inc.
4.500% due 10/01/29 157 153
Herbalife, Ltd.
4.250% due 06/15/28 899 1,170
HLF Financing SARL LLC / Herbalife
International, Inc.
12.250% due 04/15/29 (Þ) 930 1,000
4.875% due 06/01/29 (Þ) 1,390 1,317
Humana, Inc.
8.150% due 06/15/38 57 68
IQVIA, Inc.
6.250% due 02/01/29 596 627
LifePoint Health, Inc.
9.875% due 08/15/30 (Þ) 989 1,062
11.000% due 10/15/30 (Þ) 1,794 1,958
8.375% due 02/15/32 (Þ) 707 768
10.000% due 06/01/32 (Þ) 1,547 1,635
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 1,326 1,305
6.500% due 02/15/31 (Þ) 150 154
6.250% due 01/15/33 (Þ) 1,316 1,325
MPH Acquisition Holdings LLC
5.500% due 09/01/28 (Þ) 167 125
Radiology Partners, Inc.
9.781% due 02/15/30 (Þ) 1,444 1,444
8.500% due 07/15/32 (Þ) 1,569 1,652
Revvity, Inc.
1.900% due 09/15/28 793 748
Team Health Holdings, Inc.
8.375% due 06/30/28 (Þ) 1,312 1,328
13.500% due 06/30/28 (Þ) 1,098 1,160
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 156 154
Tenet Healthcare Corp.
6.125% due 06/15/30 277 283
6.875% due 11/15/31 454 497
Universal Health Services, Inc.
2.650% due 10/15/30 675 615
32,473
Materials and Processing - 2.1%
Axalta Coating Systems LLC
4.750% due 06/15/27 (Þ) 160 160
Celanese US Holdings LLC
7.000% due 02/15/31 138 141
7.379% due 07/15/32 1,155 1,206
7.200% due 11/15/33 1,634 1,728
7.375% due 02/15/34 231 235
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cleveland-Cliffs, Inc.
6.250% due 10/01/40 133 116
Clydesdale Acquisition Holdings, Inc.
8.750% due 04/15/30 (Þ) 1,509 1,511
6.750% due 04/15/32 (Þ) 646 651
Dow Chemical Co. (The)
6.900% due 05/15/53 111 115
Element Solutions, Inc.
3.875% due 09/01/28 157 153
FMC Corp.
4.500% due 10/01/49 653 409
6.375% due 05/18/53 1,044 790
8.450% due 11/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.366%)(Ê) 189 152
Graphic Packaging International LLC
4.750% due 07/15/27 154 154
H.B. Fuller Co.
4.000% due 02/15/27 959 948
Huntsman International LLC
4.500% due 05/01/29 1,456 1,402
2.950% due 06/15/31 487 416
5.700% due 10/15/34 342 320
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 137 132
4.450% due 09/26/28 609 612
Inversion Escrow Issuer LLC
6.750% due 08/01/32 (Þ) 363 360
JH North America Holdings, Inc.
5.875% due 01/31/31 (Þ) 377 384
6.125% due 07/31/32 (Þ) 375 383
Louisiana-Pacific Corp.
3.625% due 03/15/29 (Þ) 659 639
Mauser Packaging Solutions Holding
Co.
7.875% due 04/15/30 (Þ) 858 874
9.250% due 04/15/30 (Þ) 807 794
Novelis Corp.
4.750% due 01/30/30 (Þ) 794 769
6.875% due 01/30/30 (Þ) 148 153
Owens-Brockway Glass Container, Inc.
7.250% due 05/15/31 (Þ) 151 154
7.375% due 06/01/32 (Þ) 150 153
Park-Ohio Industries, Inc.
8.500% due 08/01/30 (Þ) 149 153
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 (Þ) 169 166
RPM International, Inc.
4.550% due 03/01/29 142 144
Sealed Air Corp.
7.250% due 02/15/31 (Þ) 147 153
6.875% due 07/15/33 (Þ) 898 945
Sherwin-Williams Co. (The)
2.950% due 08/15/29 118 113
Silgan Holdings, Inc.
4.125% due 02/01/28 158 157
Solstice Advanced Materials, Inc.
5.625% due 09/30/33 (Þ) 180 181
Trident TPI Holdings, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 139
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
12.750% due 12/31/28 (Þ) 580 582
TriMas Corp.
4.125% due 04/15/29 158 154
United States Steel Corp.
6.650% due 06/01/37 605 637
Vibrantz Technologies, Inc.
9.000% due 02/15/30 (Þ) 322 121
Wilsonart LLC
11.000% due 08/15/32 (Þ) 374 341
19,861
Producer Durables - 1.9%
Arcosa, Inc.
4.375% due 04/15/29 (Þ) 145 142
ATI, Inc.
5.875% due 12/01/27 285 285
Avnet, Inc.
6.250% due 03/15/28 610 632
3.000% due 05/15/31 500 454
Axon Enterprise, Inc.
6.125% due 03/15/30 (Þ) 432 445
6.250% due 03/15/33 (Þ) 197 204
BWX Technologies, Inc.
4.125% due 06/30/28 156 154
4.125% due 04/15/29 157 154
Carriage Purchaser, Inc.
7.875% due 10/15/29 (Þ) 744 735
Clean Harbors, Inc.
6.375% due 02/01/31 (Þ) 150 154
Dycom Industries, Inc.
4.500% due 04/15/29 156 153
Energizer Holdings, Inc.
6.000% due 09/15/33 (Þ) 564 542
Enviri Corp.
5.750% due 07/31/27 (Þ) 641 642
Esab Corp.
6.250% due 04/15/29 (Þ) 150 154
Genesee & Wyoming, Inc.
6.250% due 04/15/32 (Þ) 844 871
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 146 143
6.750% due 01/15/31 (Þ) 559 585
Global Infrastructure Solutions, Inc.
5.625% due 06/01/29 (Þ) 822 823
Goat Holdco LLC
6.750% due 02/01/32 (Þ) 1,044 1,073
Hillenbrand, Inc.
3.750% due 03/01/31 114 115
Huntington Ingalls Industries, Inc.
3.483% due 12/01/27 125 124
Jacobs Engineering Group, Inc.
6.350% due 08/18/28 175 184
Kirby Corp.
4.200% due 03/01/28 71 71
Lennox International, Inc.
5.500% due 09/15/28 614 634
Masco Corp.
1.500% due 02/15/28 675 642
New Enterprise Stone & Lime Co., Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 07/15/28 (Þ) 638 638
Nordson Corp.
5.600% due 09/15/28 611 632
Norfolk Southern Corp.
5.100% due 08/01/18 519 448
Pentair PLC
4.500% due 07/01/29 626 629
Quikrete Holdings, Inc.
6.375% due 03/01/32 (Þ) 567 588
6.750% due 03/01/33 (Þ) 311 323
Railworks Holdings, LP / Railworks
Rally, Inc.
8.250% due 11/15/28 (Þ) 639 649
RTX Corp.
6.700% due 08/01/28 178 190
Smyrna Ready Mix Concrete LLC
8.875% due 11/15/31 (Þ) 917 978
TransDigm, Inc.
6.375% due 05/31/33 (Þ) 150 153
6.750% due 01/31/34 (Þ) 148 153
Trimble, Inc.
4.900% due 06/15/28 633 643
Uniti Group, Inc.
7.500% due 12/01/27 306 351
Watco Cos. LLC / Watco Finance Corp.
7.125% due 08/01/32 (Þ) 510 534
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 627 635
XPO CNW, Inc.
6.700% due 05/01/34 333 355
Xylem, Inc.
4.375% due 11/01/46 151 128
18,142
Technology - 1.3%
Booz Allen Hamilton, Inc.
4.000% due 07/01/29 (Þ) 225 221
CDW LLC / CDW Finance Corp.
3.276% due 12/01/28 662 645
Cloud Software Group, Inc.
6.500% due 03/31/29 (Þ) 339 337
8.250% due 06/30/32 (Þ) 789 803
CoreWeave, Inc.
9.250% due 06/01/30 (Þ) 156 154
Crane NXT Co.
6.550% due 11/15/36 68 73
4.200% due 03/15/48 434 281
Entegris, Inc.
4.750% due 04/15/29 (Þ) 2,222 2,222
Fair Isaac Corp.
4.000% due 06/15/28 156 153
Gartner, Inc.
3.625% due 06/15/29 (Þ) 667 643
Go Daddy Operating Co. LLC / GD
Finance Co., Inc.
3.500% due 03/01/29 807 767
GrubHub Holdings, Inc.
13.000% due 07/31/30 (Þ) 75 62
International Business Machines Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
140 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.125% due 12/01/96 435 508
McGraw-Hill Education, Inc.
5.750% due 08/01/28 (Þ) 474 476
Motorola Solutions, Inc.
4.600% due 05/23/29 103 104
News Corp.
3.875% due 05/15/29 (Þ) 662 645
Oracle Corp.
2.300% due 03/25/28 155 148
3.650% due 03/25/41 90 66
Parsons Corp.
2.625% due 03/01/29 416 446
Playtika Holding Corp.
4.250% due 03/15/29 (Þ) 196 171
PTC, Inc.
4.000% due 02/15/28 (Þ) 157 155
Roper Technologies, Inc.
2.950% due 09/15/29 151 145
Seagate Data Storage Technology Pte,
Ltd.
4.091% due 06/01/29 (Þ) 146 143
5.750% due 12/01/34 (Þ) 192 196
Sinclair Television Group, Inc.
4.375% due 12/31/32 (Þ) 374 288
8.125% due 02/15/33 (Þ) 557 576
Twilio, Inc.
3.875% due 03/15/31 180 170
UKG, Inc.
6.875% due 02/01/31 (Þ) 486 486
Western Digital Corp.
4.750% due 02/15/26 441 441
2.850% due 02/01/29 667 636
Xerox Corp.
13.500% due 04/15/31 (Þ) 1,015 738
12,899
Utilities - 3.1%
Alliant Energy Finance LLC
5.950% due 03/30/29 (Þ) 709 742
Alpha Generation LLC
6.750% due 10/15/32 (Þ) 1,153 1,196
Ameren Corp.
1.750% due 03/15/28 132 126
AmeriGas Partners, LP / AmeriGas
Finance Corp.
9.375% due 06/01/28 (Þ) 446 461
9.500% due 06/01/30 (Þ) 715 767
APLD Compute Co. LLC
9.250% due 12/15/30 (Þ) 112 116
AT&T, Inc.
4.350% due 03/01/29 224 226
Avangrid, Inc.
3.800% due 06/01/29 149 147
Berkshire Hathaway Energy Co.
5.150% due 11/15/43 106 101
Black Hills Corp.
5.950% due 03/15/28 116 120
Brooklyn Union Gas Co. (The)
3.865% due 03/04/29 (Þ) 387 382
CenterPoint Energy, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.400% due 06/01/29 261 271
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 128 126
Connect Holding II LLC
10.500% due 04/03/31 (Þ) 672 659
Dominion Energy, Inc.
Series B
7.000% due 06/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.511%)(Ê) 596 644
Duke Energy Carolinas LLC
5.300% due 02/15/40 54 54
Edison International
5.250% due 11/15/28 110 112
8.125% due 06/15/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.864%)(Ê) 871 903
7.875% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.658%)(Ê) 663 690
EUSHI Finance, Inc.
7.625% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.136%)(Ê) 731 769
Evergy Missouri West, Inc.
5.150% due 12/15/27 (Þ) 80 81
FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/28 (Þ) 643 631
Frontier Communications Holdings
LLC
8.750% due 05/15/30 (Þ) 109 112
Frontier Florida LLC
Series E
6.860% due 02/01/28 587 608
Frontier North, Inc.
Series G
6.730% due 02/15/28 423 436
ITC Holdings Corp.
4.950% due 09/22/27 (Þ) 626 634
Level 3 Financing, Inc.
3.625% due 01/15/29 (Þ) 282 263
7.000% due 03/31/34 (Þ) 625 648
8.500% due 01/15/36 (Þ) 430 440
Lightning Power LLC
7.250% due 08/15/32 (Þ) 962 1,024
Lumen Technologies, Inc.
4.125% due 04/15/29 (Þ) 114 114
4.125% due 04/15/30 (Þ) 114 114
Series P
7.600% due 09/15/39 246 243
National Fuel Gas Co.
2.950% due 03/01/31 700 640
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (USD 3 Month
SOFR + 3.156%)(Ê) 520 525
NiSource, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 141
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.950% due 11/30/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.451%)(Ê) 715 745
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 133 129
7.000% due 03/15/33 (Þ) 91 100
Pacific Gas and Electric Co.
3.300% due 12/01/27 99 98
4.200% due 03/01/29 381 379
PacifiCorp
7.375% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.319%)(Ê) 1,025 1,052
PG&E Corp.
5.250% due 07/01/30 584 580
7.375% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.883%)(Ê) 737 760
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 108 113
5.200% due 04/01/29 347 357
Sempra
3.700% due 04/01/29 420 414
Southern California Edison Co.
5.300% due 03/01/28 101 103
Series B
3.650% due 03/01/28 542 537
Sprint Capital Corp.
6.875% due 11/15/28 594 637
8.750% due 03/15/32 184 223
System Energy Resources, Inc.
6.000% due 04/15/28 581 603
Talen Energy Supply LLC
8.625% due 06/01/30 (Þ) 793 837
6.250% due 02/01/34 (Þ) 504 511
T-Mobile USA, Inc.
3.375% due 04/15/29 100 98
2.250% due 11/15/31 136 121
TXNM Energy, Inc.
7.000% due 07/31/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.254%)(Ê)(Þ) 761 769
Uniti Group, LP / Uniti Group Finance,
Inc. / CSL Capital LLC
6.500% due 02/15/29 (Þ) 962 936
8.625% due 06/15/32 (Þ) 437 441
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 638 635
Windstream Services LLC
7.500% due 10/15/33 (Þ) 1,050 1,085
XPLR Infrastructure Operating
Partners, LP
4.500% due 09/15/27 (Þ) 968 959
8.375% due 01/15/31 (Þ) 317 333
7.750% due 04/15/34 (Þ) 82 83
Zayo Group Holdings, Inc.
8.750% due 03/09/30 (Þ) 655 639
13.750% due 09/09/30 (Þ) 134 123
29,525
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
308,785
International Debt - 30.9%
1011778 BC ULC / New Red Finance,
Inc.
5.625% due 09/15/29 (Þ) 347 353
180 Medical, Inc.
3.875% due 10/15/29 (Þ) 660 643
AB BSL CLO, Ltd.
Series 2021-3A Class C2R
5.668% due 04/20/38 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 600 600
Series 2024-5A Class C
5.768% due 01/20/38 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 350 351
Abu Dhabi Government International
Bond
1.625% due 06/02/28 (Þ) 380 361
4.250% due 10/02/35 (Þ) 3,667 3,602
3.125% due 09/30/49 (Þ) 1,077 751
ACREC LLC
Series 2025-FL3 Class A
4.985% due 08/18/42 (CME Term
SOFR 1 Month + 1.310%)(Ê)(Þ) 500 499
Series 2026-FL4 Class AS
5.400% due 01/18/43 (CME Term
SOFR 1 Month + 1.600%)(Ê)(Þ) 750 751
Adani Ports and Special Economic
Zone, Ltd.
4.375% due 07/03/29 (Þ) 155 151
Aegea Finance SARL
7.625% due 01/20/36 (Þ) 384 375
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
6.950% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.720%)(Ê) 600 628
Aeropuerto Internacional De Tocumen
SA
4.000% due 08/11/41 (Þ) 686 575
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 79 75
African Export-Import Bank (The)
3.798% due 05/17/31 (Þ) 1,283 1,114
Agua y Saneamientos Argentinos SA
7.900% due 05/01/26 (Þ) 94 94
Ahlstrom Holding 3 Oy
4.875% due 02/04/28 (Þ) 300 296
Aldar Properties PJSC
5.875% due 04/14/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.018%)(Ê)(Þ) 363 359
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 172 170
Altice France SA
5.125% due 07/15/29 (Š)(Þ) 324 280
6.500% due 04/15/32 (Þ) 396 387
America Movil SAB de CV
3.625% due 04/22/29 763 747

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
142 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AngloGold Ashanti PLC
3.375% due 11/01/28 658 639
Angolan Government International
Bond
9.244% due 01/15/31 (Þ) 1, 710 1,725
9.875% due 10/15/35 (Þ) 200 201
Apidos CLO
Series 2025-36A Class CR
5.522% due 01/20/39 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 750 755
AREIT, Ltd.
Series 2025-CRE10 Class C
5.767% due 01/17/30 (CME Term
SOFR 1 Month + 2.092%)(Ê)(Þ) 750 748
Argentine Republic Government
International Bond
1.750% due 07/09/30 (~)(Ê) 1,186 1,005
Series *
5.000% due 07/09/35 (~)(Ê) 4,032 3,119
Avation Group S Pte, Ltd.
8.500% due 05/15/31 (Þ) 777 767
Bahrain Government International
Bond
7.000% due 10/12/28 (Þ) 243 251
6.750% due 09/20/29 (Þ) 613 626
6.625% due 10/06/37 (Þ) 651 627
Bain Capital Credit CLO, Ltd.
Series 2024-4A Class C
5.571% due 10/23/37 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 450 451
Series 2025-1A Class CR
5.518% due 10/18/38 (CME Term
SOFR 3 Month + 1.850%)(Ê)(Þ) 1,100 1,105
Banco Bradesco SA/Cayman Islands
5.375% due 01/20/31 (Þ) 421 422
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 126 125
Banco del Estado de Chile
7.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.228%)(Ê)(ƒ)(Þ) 1,069 1,134
Banco Nacional de Panama
2.500% due 08/11/30 (Þ) 704 624
Bangkok Bank PCL
6.056% due 03/25/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.780%)(Ê)(Þ) 620 634
Bank Negara Indonesia Persero Tbk PT
4.300% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.466%)(Ê)(ƒ)(Þ) 939 921
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.432%)(Ê) 224 222
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 592 579
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 60 64
Bapco Energies BSC Closed
7.500% due 10/25/27 (Þ) 340 351
8.375% due 11/07/28 (Þ) 727 780
Bapco Energies Sukuk, Ltd.
5.250% due 04/08/29 (Þ) 247 245
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
SOFR + 1.550%)(Ê)(ƒ) 82 87
Bausch Health Cos., Inc.
4.875% due 06/01/28 (Þ) 826 767
11.000% due 09/30/28 (Þ) 453 471
6.250% due 02/15/29 (Þ) 948 750
5.250% due 01/30/30 (Þ) 340 242
14.000% due 10/15/30 (Þ) 165 166
BBVA Mexico SA Institucion De
Banca Multiple Grupo Financiero
BBVA Mexico
5.250% due 09/10/29 (Þ) 720 739
Bell Canada
6.875% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.390%)(Ê) 149 154
Belron UK Finance PLC
5.750% due 10/15/29 (Þ) 151 154
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 171 179
Birch Grove CLO, Ltd.
Series 2021-3A Class CR
5.468% due 01/19/38 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 300 301
Series 2024-9A Class C
5.669% due 10/22/37 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 250 250
Series 2025-15A Class C
5.534% due 01/23/39 (CME Term
SOFR 3 Month + 1.820%)(Ê)(Þ) 500 501
BlueMountain CLO, Ltd.
Series 2025-34A Class CR
5.568% due 04/20/35 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 850 850
BNP Paribas SA
1.904% due 09/30/28 (SOFR +
1.609%)(Ê)(Þ) 137 132
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 540 512
Bolivia Government International Bond
4.500% due 03/20/28 (Þ) 200 188
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 670 751
Brant Point CLO, Ltd.
Series 2025-7A Class C
5.668% due 07/25/38 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 650 653
Brazilian Government International
Bond
6.625% due 03/15/35 345 355

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 143
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.250% due 01/12/56 3,047 3,037
Brookfield Infrastructure Finance ULC
6.750% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.453%)(Ê) 626 631
Brookfield Residential Properties, Inc. /
Brookfield Residential US LLC
5.000% due 06/15/29 (Þ) 295 286
4.875% due 02/15/30 (Þ) 820 765
C&W Senior Finance, Ltd.
9.000% due 01/15/33 (Þ) 850 883
Caixa Economica Federal
5.625% due 05/13/30 (Þ) 548 556
Canadian Imperial Bank of Commerce
6.950% due 01/28/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.833%)(Ê) 622 641
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 69 72
Canadian Pacific Railway Co.
6.125% due 09/15/15 64 65
Carnival PLC
1.000% due 10/28/29 EUR 690 761
CBB International Sukuk Programme
Co. WLL
3.950% due 09/16/27 (Þ) 1,290 1,264
6.124% due 09/03/34 (Þ) 1,347 1,349
CCL Industries, Inc.
3.050% due 06/01/30 (Þ) 190 179
Celanese US Holdings LLC
2.125% due 03/01/27 EUR 600 704
0.625% due 09/10/28 EUR 450 495
5.587% due 01/19/29 EUR 600 751
Celulosa Arauco y Constitucion SA
3.875% due 11/02/27 587 581
4.200% due 01/29/30 (Þ) 60 57
Cemex SAB de CV
5.200% due 09/17/30 (Þ) 144 146
Cencosud SA
4.375% due 07/17/27 (Þ) 630 631
Cenovus Energy, Inc.
2.650% due 01/15/32 150 134
Centrais Eletricas Brasileiras SA
6.500% due 01/11/35 (Þ) 1,221 1,265
Central Plaza Development, Ltd.
7.150% due 03/21/28 (Þ) 866 871
CEZ AS
5.625% due 04/03/42 (Þ) 383 355
CFAMC III Co., Ltd.
4.750% due 04/27/27 (Þ) 200 201
Chile Government International Bond
2.550% due 07/27/33 337 291
5.650% due 01/13/37 617 650
China Government International Bond
3.625% due 11/13/28 (Þ) 1,108 1,116
3.750% due 11/13/30 (Þ) 643 648
CIFC Funding, Ltd.
Series 2025-4RA Class BRR
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.468% due 01/17/35 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 500 500
Cimpress PLC
7.375% due 09/15/32 (Þ) 317 326
Colombia Government International
Bond
6.125% due 01/21/31 561 561
6.500% due 01/21/33 1,334 1,327
8.500% due 04/25/35 1,240 1,367
4.125% due 05/15/51 1,219 761
Comision Ejecutiva Hidroelectrica del
Rio Lempa
8.650% due 01/24/33 (Þ) 1, 855 1,980
Comision Federal de Electricidad
Series EMTN
5.000% due 07/30/49 (Þ) 288 247
Connect Finco SARL / Connect US
Finco LLC
9.000% due 09/15/29 (Þ) 766 813
Consolidated Energy Finance SA
5.625% due 10/15/28 (Þ) 1,709 1,412
Constellation Software, Inc.
5.461% due 02/16/34 (Þ) 625 629
Corp. Nacional del Cobre de Chile
3.150% due 01/15/51 (Þ) 615 397
6.780% due 01/13/55 (Þ) 2, 977 3,186
Costa Rica Government International
Bond
6.125% due 02/19/31 (Þ) 1,167 1,218
6.550% due 04/03/34 (Þ) 200 216
Credit Agricole SA
5.335% due 01/10/30 (SOFR +
1.690%)(Ê)(Þ) 145 149
Crown European Holdings SA
5.000% due 05/15/28 (Þ) EUR 250 310
DAE Sukuk Difc, Ltd.
4.500% due 10/16/30 (Þ) 695 685
Danaos Corp.
8.500% due 03/01/28 (Þ) 563 566
6.875% due 10/15/32 (Þ) 149 154
Deutsche Bank AG
6.819% due 11/20/29 (SOFR +
2.510%)(Ê) 375 400
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 216 217
Deutsche Telekom International
Finance BV
4.375% due 06/21/28 (Þ) 62 62
Development Bank of the Republic of
Belarus JSC
6.750% due 05/02/24 (~)(Æ)(Ê)
(Ø)(Þ) 942 488
Digicel International Finance, Ltd. /
Difl US LLC
8.625% due 08/01/32 (Þ) 716 743
Dominican Republic International
Bond
5.875% due 10/28/35 (Þ) 1,096 1,092
6.950% due 03/15/37 (Þ) 2,804 2,993
6.400% due 06/05/49 (Þ) 202 200

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
144 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.150% due 02/24/55 (Þ) 175 187
Dryden 30 Senior Loan Fund
Series 2017-30A Class DR
6.713% due 11/15/28 (CME Term
SOFR 3 Month + 2.862%)(Ê)(Þ) 500 501
Ecopetrol SA
8.875% due 01/13/33 74 79
8.375% due 01/19/36 540 558
7.375% due 09/18/43 201 185
5.875% due 05/28/45 95 72
5.875% due 11/02/51 120 87
Ecuador Government International
Bond
3.880% due 07/31/30 (Þ)(ž) 89 75
8.750% due 01/29/34 (Þ) 1,244 1,258
6.900% due 07/31/35 (~)(Ê)(Þ) 1,006 918
9.250% due 01/29/39 (Þ) 723 742
EDO Sukuk, Ltd.
5.662% due 07/03/31 (Þ) 554 576
Egypt Government International Bond
8.625% due 02/04/30 (Þ) 1,087 1,183
8.500% due 01/31/47 (Þ) 2,981 2,877
El Salvador Government International
Bond
9.500% due 07/15/52 (Þ) 1,095 1,241
Elevation CLO, Ltd.
5.560% due 03/31/38 (~)(Ê)(Þ) 500 500
Series 2025-14A Class C2R
5.818% due 01/20/38 (CME Term
SOFR 3 Month + 2.150%)(Ê)(Þ) 300 300
Emera US Finance, LP
2.639% due 06/15/31 235 213
Empresa de Transmision Electrica SA
5.125% due 05/02/49 (Þ) 1,216 936
Empresa de Transporte de Pasajeros
Metro SA
5.000% due 01/25/47 (Þ) 568 526
Empresa Nacional del Petroleo
4.500% due 09/14/47 (Þ) 338 283
EMRLD Borrower, LP / Emerald Co-
Issuer, Inc.
6.375% due 12/15/30 (Þ) EUR 400 492
Encore Capital Group, Inc.
4.250% due 06/01/28 (Þ) GBP 400 526
Enel Finance International NV
2.125% due 07/12/28 (Þ) 673 641
Energizer Gamma Acquisition BV
3.500% due 06/30/29 (Þ) EUR 575 668
Eskom Holdings SOC, Ltd.
8.450% due 08/10/28 (Þ) 1,012 1,084
Export-Import Bank of India
3.250% due 01/15/30 (Þ) 400 383
Fibercop SpA
Series 2033
6.375% due 11/15/33 (Þ) 200 202
Series 2034
6.000% due 09/30/34 (Þ) 500 490
FIBRA Prologis
5.625% due 01/14/38 (Þ) 651 640
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
FIEMEX Energia - Banco Actinver SA
Institucion de Banca Multiple
7.250% due 01/31/41 (Þ) 1,195 1,244
First Quantum Minerals, Ltd.
8.000% due 03/01/33 (Þ) 490 526
7.250% due 02/15/34 (Þ) 240 252
Flutter Treasury DAC
5.875% due 06/04/31 (Þ) 719 731
Gabon Government International Bond
7.000% due 11/24/31 (Þ) 400 335
Galaxy CLO, Ltd.
Series 2025-31A Class CR
5.672% due 07/15/38 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 550 552
Garuda Indonesia Persero Tbk PT
6.500% due 12/28/31 (Þ) 1,252 1,158
Gazprom PJSC Via Gaz Capital SA
7.288% due 08/16/37 (Æ)(Þ) 1,000 723
GENMAB Finance LLC
6.250% due 12/15/32 (Þ) 1,076 1,104
7.250% due 12/15/33 (Þ) 1,045 1,105
Georgian Railway JSC
4.000% due 06/17/28 (Þ) 844 806
GGAM Finance, Ltd.
8.000% due 02/15/27 (Þ) 925 940
5.875% due 03/15/30 (Þ) 638 649
Ghana Government International Bond
5.000% due 07/03/29 (~)(Æ)(Ê)
(Ø)(Þ) 181 177
6.000% due 07/03/29 (~)(Ê)(Þ) 947 928
5.000% due 07/03/35 (~)(Ê)(Þ) 200 182
Globe Telecom, Inc.
4.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.527%)(Ê)(ƒ)(Þ) 713 710
goeasy, Ltd.
9.250% due 12/01/28 (Þ) 494 508
6.875% due 05/15/30 (Þ) 807 769
Grifols SA
4.750% due 10/15/28 (Þ) 1,109 1,093
Grupo Energia Bogota SA ESP
5.750% due 10/22/35 (Þ) 1,180 1,161
Grupo Televisa SAB
5.250% due 05/24/49 200 139
Guatemala Government International
Bond
4.375% due 06/05/27 (Þ) 200 199
4.875% due 02/13/28 (Þ) 389 389
5.250% due 08/10/29 427 431
Hazine Mustesarligi Varlik Kiralama
AS
6.750% due 09/01/30 (Þ) 2 , 540 2,652
Hungary Government International
Bond
6.125% due 05/22/28 (Þ) 334 346
5.375% due 09/26/30 (Þ) 2, 587 2,646
6.750% due 09/23/55 (Þ) 646 672
6.750% due 09/23/55 267 278
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 114 113

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 145
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Imperial Brands Finance PLC
6.125% due 07/27/27 (Þ) 609 626
Indonesia Government International
Bond
4.550% due 01/11/28 293 296
3.550% due 03/31/32 200 189
4.200% due 10/15/50 439 350
4.300% due 03/31/52 400 323
5.650% due 01/11/53 720 712
Industrial Subordinated Trust
6.550% due 04/15/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.864%)(Ê)(Þ) 444 451
Industrias Penoles SAB de CV
4.150% due 09/12/29 (Þ) 174 172
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 162 160
InRetail Consumer
3.250% due 03/22/28 (Þ) 656 639
Instituto Costarricense de Electricidad
6.375% due 05/15/43 (Þ) 1,236 1,227
Intesa Sanpaolo SpA
4.198% due 06/01/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.600%)(Ê)(Þ) 675 647
Ithaca Energy North Sea PLC
8.125% due 10/15/29 (Þ) 736 771
Ivory Coast Government International
Bond
6.125% due 06/15/33 (Þ) 200 198
8.075% due 04/01/36 (Þ) 218 232
8.075% due 04/01/36 (Þ) 200 213
8.250% due 01/30/37 (Þ) 350 377
8.250% due 01/30/37 274 295
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 1,002 1,051
5.850% due 07/07/30 (Þ) 200 201
JSCB Agrobank
9.250% due 10/02/29 (Þ) 463 507
Kazakhstan Government International
Bond
4.412% due 10/28/30 (Þ) 575 570
5.000% due 07/01/32 (Þ) 576 581
5.000% due 07/01/32 615 620
5.500% due 07/01/37 (Þ) 434 440
KazMunayGas National Co. JSC
5.750% due 04/19/47 (Þ) 319 299
6.375% due 10/24/48 (Þ) 862 864
Khazanah Capital, Ltd.
4.876% due 06/01/33 (Þ) 1,376 1,399
Khazanah Global Sukuk Bhd
Series EMTN
4.687% due 06/01/28 (Þ) 242 245
Kingston Airport Revenue Finance,
Ltd.
6.750% due 12/15/36 (Þ) 299 305
Kioxia Holdings Corp.
6.250% due 07/24/30 (Þ) 261 270
6.625% due 07/24/33 (Þ) 739 772
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kondor Finance PLC
7.625% due 11/08/28 (Þ) 1,392 1,062
Kuwait International Government Bond
4.652% due 10/09/35 (Þ) 2,509 2,472
LCM 28, Ltd.
Series 2018-28A Class C
6.079% due 10/20/30 (CME Term
SOFR 3 Month + 2.412%)(Ê)(Þ) 500 502
LCPR Senior Secured Financing
Designated Acitivity Co.
6.750% due 10/15/27 (Þ) 336 235
Lebanon Government International
Bond
Series GMTN
6.200% due 02/26/25 (Æ)(Ø)(Þ) 213 62
6.600% due 11/27/26 (Æ)(Ø)(Þ) 488 141
7.000% due 03/20/28 (Æ)(Ø)(Þ) 757 221
6.650% due 11/03/28 (Æ)(Ø)(Þ) 1,227 358
LG Energy Solution, Ltd.
5.750% due 09/25/28 (Þ) 141 146
Madison Park Funding, Ltd.
Series 2018-31A Class CR
5.921% due 07/23/37 (CME Term
SOFR 3 Month + 2.250%)(Ê)(Þ) 250 251
Malaysia Wakala Sukuk
3.075% due 04/28/51 (Þ) 500 355
Market Street CLO Ltd.
Series 2025-2A Class C
5.784% due 03/20/38 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 1,400 1,401
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 588 644
Mattamy Group Corp.
4.625% due 03/01/30 (Þ) 620 604
Mazoon Assets Co. SAOC
5.200% due 11/08/27 (Þ) 1,071 1,078
5.250% due 10/09/31 (Þ) 1, 838 1,867
MDGH GMTN RSC, Ltd.
Series EMTN
3.400% due 06/07/51 (Þ) 309 217
Methanex Corp.
5.250% due 12/15/29 1,265 1,272
5.650% due 12/01/44 213 192
Mexico City Airport Trust
5.500% due 07/31/47 (Þ) 225 194
Mexico Generadora de Energia S de
RL de CV
5.500% due 12/06/32 (Þ) 633 640
Mexico Government International
Bond
6.125% due 02/09/38 618 616
6.338% due 05/04/53 1,290 1,221
6.750% due 02/09/56 807 798
Mobiliare Latam SA / Mobiliare Latam
Mexico SA de CV
6.750% due 11/10/32 (Þ) 478 473
Mongolia Government International
Bond
6.625% due 02/25/30 (Þ) 200 208
6.625% due 02/25/30 200 208

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
146 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Montego Bay Airport Revenue Finance,
Ltd.
6.600% due 06/15/35 (Þ) 200 199
Morocco Government International
Bond
6.500% due 09/08/33 (Þ) 954 1,026
Mumtalakt Sukuk Holding Co.
4.100% due 01/21/27 (Þ) 1,210 1,195
Muthoot Finance, Ltd.
5.750% due 08/04/30 (Þ) 694 693
MVM Energetika Zrt.
7.500% due 06/09/28 (Þ) 435 460
6.500% due 03/13/31 (Þ) 570 601
Nakilat, Inc.
6.067% due 12/31/33 (Þ) 70 74
Neuberger Berman Loan Advisers
CLO, Ltd.
Series 2018-27A Class CR
5.772% due 07/15/38 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 550 553
New Flyer Holdings, Inc.
9.250% due 07/01/30 (Þ) 713 767
Nigeria Government International Bond
9.625% due 06/09/31 (Þ) 1,456 1,648
8.631% due 01/13/36 (Þ) 449 479
8.631% due 01/13/36 635 678
Nissan Motor Co., Ltd.
4.345% due 09/17/27 (Þ) 136 134
4.810% due 09/17/30 (Þ) 1,482 1,398
Nokia Oyj
4.375% due 06/12/27 641 641
Nordea Bank Abp
4.625% due 09/13/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.690%)(Ê)(Þ) 634 635
Northriver Midstream Finance, LP
6.750% due 07/15/32 (Þ) 1,412 1,437
Oaktree CLO, Ltd.
Series 2024-3A Class CR
5.772% due 10/15/37 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 250 251
OCP CLO, Ltd.
Series 2024-24A Class CR
5.618% due 10/20/37 (CME Term
SOFR 3 Month + 1.950%)(Ê)(Þ) 500 501
OCP SA
6.875% due 04/25/44 (Þ) 326 336
7.500% due 05/02/54 (Þ) 766 833
Oleoducto Central SA
4.000% due 07/14/27 (Þ) 254 250
Olympus Water US Holding Corp.
3.875% due 10/01/28 (Þ) EUR 200 235
5.375% due 10/01/29 (Þ) EUR 170 188
Oman Government International Bond
6.750% due 10/28/27 (Þ) 200 208
Oman Sovereign Sukuk Co.
4.525% due 04/17/33 (Þ) 1,05 8 1,040
OmGrid Funding, Ltd.
5.196% due 05/16/27 (Þ) 277 278
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Omniyat Sukuk 1, Ltd.
8.375% due 05/06/28 (Þ) 630 648
7.250% due 03/16/29 261 264
Ontario Gaming GTA, LP
8.000% due 08/01/30 (Þ) 757 727
Open Text Corp.
6.900% due 12/01/27 (Þ) 520 537
Open Text Holdings, Inc.
4.125% due 02/15/30 (Þ) 195 181
OQ SAOC
5.125% due 05/06/28 (Þ) 893 899
Oztel Holdings SPC, Ltd.
6.625% due 04/24/28 (Þ) 228 236
Pakistan Global Sukuk Programme Co.,
Ltd. (The)
7.950% due 01/31/29 (Þ) 906 940
Pakistan Water and Power
Development Authority
7.500% due 06/04/31 (Þ) 1,051 1,024
Palmer Square CLO, Ltd.
Series 2024-2A Class BR
6.171% due 04/16/37 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 1,250 1,254
Panama Government International
Bond
2.252% due 09/29/32 1,913 1,582
8.000% due 03/01/38 1,107 1,282
4.300% due 04/29/53 1,321 970
Paraguay Government International
Bond
4.950% due 04/28/31 (Þ) 400 403
5.850% due 08/21/33 (Þ) 694 725
6.650% due 03/04/55 (Þ) 200 214
Park Blue CLO, Ltd.
5.462% due 01/25/39 (~)(Ê)(Þ) 750 750
Perrigo Finance Unlimited Co.
5.375% due 09/30/32 EUR 100 118
Pertamina Hulu Energi PT
5.250% due 05/21/30 (Þ) 537 546
5.250% due 05/21/30 1,120 1,139
Perusahaan Penerbit SBSN Indonesia
III
4.550% due 07/23/30 (Þ) 2 , 184 2,189
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
5.450% due 02/03/36 (Þ) 200 199
6.150% due 05/21/48 (Þ) 749 744
6.250% due 01/25/49 (Þ) 245 247
4.000% due 06/30/50 (Þ) 200 144
Peruvian Government International
Bond
5.500% due 03/30/36 2,054 2,088
6.200% due 06/30/55 990 1,011
Petrobras Global Finance BV
6.850% due 06/05/15 972 923
Petroleos de Venezuela SA
12.750% due 02/17/22 (Æ)(Ø)(Þ) 903 347
6.000% due 05/16/24 (Æ)(Ø)(Þ) 502 152
5.375% due 04/12/27 (Æ)(Ø)(Þ) 2,090 626
Petroleos del Peru SA
4.750% due 06/19/32 (Þ) 1,073 810

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 147
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.625% due 06/19/47 (Þ) 1,532 1,030
Petroleos Mexicanos
6.750% due 09/21/47 6,917 5,706
6.625% due 09/29/49 (Þ) 597 442
7.690% due 01/23/50 1,654 1,489
Petronas Capital, Ltd.
4.950% due 01/03/31 (Þ) 717 738
2.480% due 01/28/32 (Þ) 912 819
5.848% due 04/03/55 (Þ) 294 305
3.404% due 04/28/61 (Þ) 684 458
Philippine Government International
Bond
5.170% due 10/13/27 1,633 1,667
1.950% due 01/06/32 2,695 2,343
2.650% due 12/10/45 480 313
Port of Spain Waterfront Development
7.875% due 02/19/40 (Þ) 649 653
PRA Group Europe Holding II SARL
6.250% due 09/30/32 (Þ) EUR 250 288
Precision Drilling Corp.
6.875% due 01/15/29 (Þ) 761 770
Privatbank CJSC Via UK SPV Credit
Finance PLC
11.000% due 02/09/21 (Æ)(Ø)(Þ) 1,577 5
Series EMTN
10.250% due 01/23/18 (Æ)(Ø) 1,240 14
Promigas SA ESP / Gases del Pacifico
SAC
3.750% due 10/16/29 (Þ) 675 634
Prosus NV
3.680% due 01/21/30 (Þ) 142 136
Province of Santa Fe
8.100% due 12/11/34 (Þ) 199 194
PTTEP Treasury Center Co., Ltd.
6.350% due 06/12/42 (Þ) 370 399
Qatar Petroleum
2.250% due 07/12/31 (Þ) 690 619
Rakuten Group, Inc.
9.750% due 04/15/29 (Þ) 686 768
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 647 641
Republic of Azerbaijan Government
International Bond
3.500% due 09/01/32 (Þ) 350 326
Republic of Kenya Government
International Bond
9.750% due 02/16/31 (Þ) 1,252 1,382
8.250% due 02/28/48 (Þ) 200 192
Republic of Poland Government
International Bond
Series 5Y
4.875% due 02/12/30 1,632 1,677
Series 10Y
5.375% due 02/12/35 1,542 1,584
Series 30Y
5.500% due 03/18/54 940 891
Republic of South Africa Government
International Bond
6.125% due 12/11/37 (Þ) 4,108 3,982
Republic of Uzbekistan Government
International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.900% due 10/19/31 (Þ) 700 651
6.947% due 05/25/32 (Þ) 200 216
6.947% due 05/25/32 299 323
Rogers Communications, Inc.
7.500% due 08/15/38 542 624
7.125% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.620%)(Ê) 146 153
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 1,401 1,398
Series NC5
7.000% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê) 244 253
Romanian Government International
Bond
5.750% due 09/16/30 (Þ) 466 481
3.000% due 02/14/31 (Þ) 1,758 1,602
7.500% due 02/10/37 (Þ) 1,710 1,897
4.000% due 02/14/51 (Þ) 186 129
7.625% due 01/17/53 (Þ) 206 229
Russian Agricultural Bank OJSC Via
RSHB Capital SA
8.500% due 10/16/23 (~)(Æ)(Ê)(Þ) 475 119
8.500% due 10/16/23 (Þ) 200 50
SA Global Sukuk, Ltd.
2.694% due 06/17/31 (Þ) 327 296
SABIC Capital I BV
3.000% due 09/14/50 (Þ) 446 292
SABIC Capital II BV
4.500% due 10/10/28 (Þ) 149 150
Sable International Finance, Ltd.
7.125% due 10/15/32 (Þ) 783 791
Santander UK Group Holdings PLC
5.625% due 09/15/45 (Þ) 584 543
Saturn Oil & Gas, Inc.
9.625% due 06/15/29 (Þ) 564 577
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 619 553
5.875% due 07/17/64 (Þ) 731 697
Saudi Electricity Global Sukuk Co.
5.500% due 04/08/44 (Þ) 501 494
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 1,893 1,917
4.375% due 01/12/31 (Þ) 2,778 2,765
5.000% due 01/18/53 (Þ) 770 670
5.875% due 01/12/56 (Þ) 2,177 2,121
Seadrill Finance, Ltd.
8.375% due 08/01/30 (Þ) 737 771
Seaspan Corp.
5.500% due 08/01/29 (Þ) 886 842
Senegal Government International
Bond
6.250% due 05/23/33 (Þ) 562 324
Serbia International Bond
2.125% due 12/01/30 (Þ) 422 371
6.000% due 06/12/34 (Þ) 432 448
SES AMERICOM, Inc.
5.300% due 03/25/44 (Þ) 200 161

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
148 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shift4 Payments LLC / Shift4
Payments Finance Sub, Inc.
5.500% due 05/15/33 (Þ) EUR 100 121
SiriusPoint, Ltd.
7.000% due 04/05/29 698 739
SK Hynix, Inc.
6.375% due 01/17/28 (Þ) 109 114
Sociedad Quimica y Minera de Chile
SA
5.625% due 04/22/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.915%)(Ê)(Þ) 440 439
Societe Generale SA
4.750% due 09/14/28 (Þ) 630 637
Sound Point CLO, Ltd.
Series 2025-1A Class CR
5.518% due 04/25/34 (CME Term
SOFR 3 Month + 1.850%)(Ê)(Þ) 800 800
South Bow Canadian Infrastructure
Holdings, Ltd.
7.625% due 03/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.949%)(Ê) 453 471
Southern Copper Corp.
7.500% due 07/27/35 437 518
Sri Lanka Government International
Bond
3.600% due 06/15/35 (~)(Ê)(Þ) 398 325
3.600% due 06/15/35 467 381
3.600% due 05/15/36 (~)(Ê)(Þ) 77 76
3.600% due 02/15/38 (~)(Ê)(Þ) 701 693
Standard Chartered PLC
7.014% due 07/29/49 (USD 3 Month
SOFR + 1.460%)(Ê)(Þ) 612 647
State Oil Co. of the Azerbaijan
Republic
6.950% due 03/18/30 (Þ) 233 252
Suncor Energy, Inc.
7.000% due 11/15/28 192 206
Superior Plus Corp.
4.500% due 03/15/29 158 154
Suzano Austria GmbH
2.500% due 09/15/28 86 82
6.000% due 01/15/29 79 82
Symphony CLO, Ltd.
Series 2018-19A Class C
5.683% due 04/16/31 (CME Term
SOFR 3 Month + 2.012%)(Ê)(Þ) 500 502
TC Ziraat Bankasi AS
8.994% due 08/02/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.327%)(Ê)(Þ) 599 634
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.616%)(Ê)(ƒ)(Þ) 405 411
TCW CLO Ltd.
Series 2025-1A Class CR4
5.568% due 03/24/38 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 800 805
Telecom Italia Capital SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.375% due 11/15/33 602 631
6.000% due 09/30/34 522 535
7.200% due 07/18/36 564 612
7.721% due 06/04/38 949 1,059
Telecommunications Co. Telekom
Srbija AD Belgrade
7.000% due 10/28/29 (Þ) 966 970
TELUS Corp.
Series **
6.625% due 10/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.769%)(Ê) 150 153
Textainer Marine Containers VII, Ltd.
Series 2021-1A Class A
1.680% due 02/20/46 (Þ) 546 514
Tierra Mojada Luxembourg II SARL
5.750% due 12/01/40 (Þ) 216 212
Toronto-Dominion Bank (The)
5.146% due 09/10/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.500%)(Ê) 548 557
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 77 81
Trade and Development Bank of
Mongolia LLC
8.500% due 12/23/27 (Þ) 467 469
TransAlta Corp.
6.500% due 03/15/40 286 286
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 113 112
Transnet SOC, Ltd.
8.250% due 02/06/28 (Þ) 1,174 1,239
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 733 745
Trinidad & Tobago Government
International Bond
6.500% due 01/28/36 (Þ) 643 640
Trinidad Generation Unlimited
7.750% due 06/16/33 (Þ) 522 548
Triton Container International, Ltd.
Series 2021-1A Class A
1.860% due 03/20/46 (Þ) 295 274
Turk Telekomunikasyon AS
6.950% due 10/07/32 (Þ) 851 868
Turkiye Government International
Bond
6.300% due 03/14/33 2,764 2,735
Series 5Y
9.875% due 01/15/28 600 656
Turkiye Ihracat Kredi Bankasi AS
5.750% due 07/06/26 (Þ) 449 452
Turkiye Varlik Fonu Yonetimi AS
8.250% due 02/14/29 (Þ) 397 425
7.750% due 09/10/35 (Þ) 577 600
Ukraine Government International
Bond
4.000% due 02/01/32 (~)(Ê)(Þ) 1,893 1,509

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 149
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.750% due 02/01/34 (~)(Ê)(Þ) 708 343
1.000% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 1,111 625
UniCredit SpA
5.861% due 06/19/32 (USD ICE
Swap Rate NY 5 Year Rate +
3.703%)(Ê)(Þ) 635 646
United Utilities PLC
6.875% due 08/15/28 90 96
Uruguay Government International
Bond
5.750% due 10/28/34 2,919 3,089
4.975% due 04/20/55 116 105
5.250% due 09/10/60 104 96
Uzauto Motors AJ
7.375% due 11/19/30 (Þ) 822 843
7.375% due 11/19/30 (Þ) 497 510
Uzbekneftegaz JSC
4.750% due 11/16/28 (Þ) 201 195
Var Energi ASA
7.500% due 01/15/28 (Þ) 111 117
Venezuela Government International
Bond
7.750% due 10/13/19 (Æ)(Ø)(Þ) 1,382 475
12.750% due 08/23/22 (Æ)(Ø)(Þ) 32 14
9.000% due 05/07/23 (Æ)(Ø)(Þ) 711 269
Venture CLO, Ltd.
Series 2021-33A Class CR
6.214% due 07/15/31 (CME Term
SOFR 3 Month + 2.542%)(Ê)(Þ) 1,000 1,001
Verde CLO, Ltd.
Series 2019-1A Class CRR
5.672% due 04/15/32 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 300 301
VF Corp.
0.250% due 02/25/28 EUR 500 555
0.625% due 02/25/32 EUR 700 663
Series EMTN
4.250% due 03/07/29 EUR 600 721
Virgin Media Finance PLC
5.000% due 07/15/30 (Þ) 1,070 942
Viridien
10.000% due 10/15/30 (Þ) 621 668
Vmed O2 UK Financing I PLC
4.250% due 01/31/31 169 153
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 4.873%)(Ê) 2,771 2,922
Series NC30
5.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.073%)(Ê) 508 403
VTB Bank
6.950% due 10/17/22 (~)(Æ)(Ê)
(Š)(Þ) 200 —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.500% due 12/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Æ)(Ê)
(Š)(Þ) 714 —
Whirlpool EMEA Finance SARL
0.500% due 02/20/28 EUR 650 722
Whirlpool Finance Luxembourg SARL
1.100% due 11/09/27 EUR 800 911
Woori Bank
6.375% due 07/24/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.277%)(Ê)(Þ) 606 631
Wrangler Holdco Corp.
6.625% due 04/01/32 (Þ) 148 154
Yara International ASA
4.750% due 06/01/28 (Þ) 635 642
YPF SA
6.950% due 07/21/27 (Þ) 250 253
8.500% due 06/27/29 (Þ) 387 400
9.000% due 06/30/29 (~)(Ê)(Þ) — —
9.500% due 01/17/31 (Þ) 297 314
7.000% due 09/30/33 (~)(Ê)(Þ) 1 1
Zambia Government International
Bond
5.750% due 06/30/33 (~)(Ê)(Þ) 64 62
7.500% due 06/30/33 (~)(Ê)(Þ) 332 325
297,417
Mortgage-Backed Securities - 8.4%
ACRES Commercial Realty 2026-FL4
Issuer LLC
Series 2026-FL4 Class A
1.000% due 08/18/44 (CME Term
SOFR 1 Month + 1.450%)(Ê)(Þ) 1,000 1,000
ARES Commercial Mortgage Trust
Series 2025-IND3 Class A
5.180% due 04/15/42 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 750 751
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 46 45
BAHA Trust
Series 2024-MAR Class C
7.766% due 12/10/41 (~)(Ê)(Þ) 700 735
BAMLL Trust
Series 2025-ASHF Class C
6.681% due 02/15/42 (CME Term
SOFR 1 Month + 3.000%)(Ê)(Þ) 500 501
Bank Commercial Mortgage Pass-
Through Certificates
Series 2021-BN31 Class XA
Interest Only STRIPS
1.279% due 02/15/54 (~)(Ê) 1,513 74
Bank of America Merrill Lynch
Commercial Mortgage Trust
Series 2017-BNK3 Class C
4.352% due 02/15/50 (~)(Ê) 500 491
Barclays Commercial Mortgage Trust
Series 2024-5C27 Class D
4.000% due 07/15/57 (Þ) 500 448
Series 2024-5C31 Class D

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
150 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 12/15/57 (Þ) 250 223
Series 2025-C32 Class D
4.500% due 02/15/62 (Þ) 500 397
Series 2026-5C40 Class C
5.813% due 02/15/31 700 710
BAY Mortgage Trust
Series 2025-LIVN Class A
5.480% due 05/15/35 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 250 254
Benchmark Mortgage Trust
Series 2025-V17 Class C
5.873% due 09/15/58 (~)(Ê) 500 508
Series 2025-V19 Class C
5.751% due 01/15/58 (~)(Ê) 500 504
BOCA Commercial Mortgage Trust
Series 2025-BOCA Class A
5.280% due 12/15/42 (CME Term
SOFR 1 Month + 1.600%)(Ê)(Þ) 500 503
Brean Asset Backed Securities Trust
Series 2026-RM14 Class A1
4.250% due 01/25/66 (Š)(Þ) 1,500 1,453
BX Commercial Mortgage Trust
Series 2021-21M Class E
5.966% due 10/15/36 (CME Term
SOFR 1 Month + 2.285%)(Ê)(Þ) 175 175
Series 2021-LGCY Class C
4.799% due 10/15/36 (CME Term
SOFR 1 Month + 1.118%)(Ê)(Þ) 380 380
Series 2021-RISE Class D
5.545% due 11/15/36 (CME Term
SOFR 1 Month + 1.864%)(Ê)(Þ) 423 422
Series 2022-LBA6 Class E
6.380% due 01/15/39 (CME Term
SOFR 1 Month + 2.700%)(Ê)(Þ) 500 500
Series 2024-KING Class D
6.170% due 05/15/34 (CME Term
SOFR 1 Month + 2.490%)(Ê)(Þ) 494 494
Series 2025-LUNR Class B
5.530% due 06/15/40 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 427 428
Series 2025-VLT6 Class E
6.871% due 03/15/42 (CME Term
SOFR 1 Month + 3.191%)(Ê)(Þ) 500 499
Series 2025-VOLT Class D
6.430% due 12/15/44 (CME Term
SOFR 1 Month + 2.750%)(Ê)(Þ) 500 502
BX Trust
4.986% due 10/15/26 (~)(Ê)(Þ) 158 158
CALI Mortgage Trust
Series 2024-SUN Class A
5.564% due 07/15/41 (CME Term
SOFR 1 Month + 1.891%)(Ê)(Þ) 300 301
Cantor Commercial Real Estate
Lending
Series 2019-CF2 Class D
2.500% due 11/15/52 (Þ) 775 613
Cascade Funding Mortgage Trust
Series 2021-FRR1 Class CK98
9.372% due 08/29/29 (Þ)(ž) 4,500 3,266
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIPS
1.385% due 08/15/57 (~)(Ê) 7,413 287
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 61 55
Series 2019-1 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 389 344
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 100 91
Series 2024-6 Class A9A
6.000% due 05/25/55 (~)(Ê)(Þ) 237 240
Series 2025-12 Class A9B
5.500% due 09/25/56 (~)(Ê)(Þ) 574 574
CHNGE Mortgage Trust
Series 2022-1 Class A1
4.007% due 01/25/67 (~)(Ê)(Þ) 275 269
CIM Trust
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 151 141
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 21 20
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 329 298
Series 2021-J1 Class A19
2.500% due 03/25/51 (~)(Ê)(Þ) 655 547
Series 2021-J2 Class A19
2.500% due 04/25/51 (~)(Ê)(Þ) 335 279
Citigroup Commercial Mortgage Trust
Series 2016-C2 Class D
3.250% due 08/10/49 (~)(Ê)(Þ) 500 477
Series 2019-GC41 Class XA
Interest Only STRIPS
1.005% due 08/10/56 (~)(Ê) 2,036 57
Citigroup Mortgage Loan Trust
Series 2021-J1 Class A4A
2.500% due 04/25/51 (~)(Ê)(Þ) 497 412
Series 2021-J2 Class A4A
2.500% due 07/25/51 (~)(Ê)(Þ) 421 352
COMM Mortgage Trust
Series 2024-CBM Class D
7.926% due 12/10/41 (~)(Ê)(Þ) 500 513
Connecticut Avenue Securities Trust
Series 2020-R02 Class 2B1
6.812% due 01/25/40 (SOFR 30 Day
Average + 3.114%)(Ê)(Þ) 1,200 1,225
Series 2022-R01 Class 1B1
6.847% due 12/25/41 (SOFR 30 Day
Average + 3.150%)(Ê)(Þ) 700 713
Series 2023-R01 Class 1M2
7.447% due 12/25/42 (SOFR 30 Day
Average + 3.750%)(Ê)(Þ) 600 628
Series 2023-R05 Class 1B1
8.447% due 06/25/43 (SOFR 30 Day
Average + 4.750%)(Ê)(Þ) 500 537
Series 2024-R01 Class 1M2

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 151
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.497% due 01/25/44 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 500 506
Series 2024-R03 Class 2B1
6.497% due 03/25/44 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 1,000 1,034
Series 2024-R03 Class 2M2
5.647% due 03/25/44 (SOFR 30 Day
Average + 1.950%)(Ê)(Þ) 700 707
CSTL Commercial Mortgage Trust
6.404% due 02/10/43 (~)(Ê)(Þ) 500 501
DBC Mortgage Trust
Series 2025-DBC Class A
5.031% due 11/15/42 (CME Term
SOFR 1 Month + 1.350%)(Ê)(Þ) 750 751
DBWF Mortgage Trust
Series 2015-LCM Class D
3.421% due 06/10/34 (~)(Ê)(Þ) 1,000 976
DK Trust
Series 2025-LXP Class B
5.520% due 08/15/37 (CME Term
SOFR 1 Month + 1.843%)(Ê)(Þ) 750 752
Ellington Financial Mortgage Trust
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 72 71
Series 2022-2 Class A1
4.299% due 04/25/67 (~)(Ê)(Þ) 359 357
Extended Stay America Trust
Series 2025-ESH Class E
7.030% due 10/15/42 (CME Term
SOFR 1 Month + 3.350%)(Ê)(Þ) 500 505
Series 2026-ESH2 Class E
6.570% due 02/15/43 (CME Term
SOFR 1 Month + 2.900%)(Ê)(Þ) 500 502
Flagstar Mortgage Trust
Series 2018-1 Class B1
3.925% due 03/25/48 (~)(Ê)(Þ) 115 109
Series 2018-6RR Class B1
4.901% due 10/25/48 (~)(Ê)(Þ) 390 388
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 65 61
Fontainebleau Miami Beach Mortgage
Trust
Series 2024-FBLU Class E
6.830% due 12/15/39 (CME Term
SOFR 1 Month + 3.150%)(Ê)(Þ) 250 252
Freddie Mac STACR REMIC Trust
Series 2021-DNA5 Class M2
5.347% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 274 274
Series 2022-DNA6 Class M1B
7.397% due 09/25/42 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 200 208
Series 2024-HQA2 Class M2
5.497% due 08/25/44 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 500 503
Series 2025-HQA1 Class M2
5.347% due 02/25/45 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 700 701
FREMF Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-K57 Class X2A
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 13,041 3
Series 2016-K57 Class X2B
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 3,675 2
FS Rialto 2025-FL10 Issuer LLC
Series 2025-FL10 Class C
5.877% due 08/19/42 (CME Term
SOFR 1 Month + 2.146%)(Ê)(Þ) 500 498
GAM Re-REMIC Trust
Series 2021-FRR1 Class 1C
Principal Only STRIPS
5.627% due 07/28/27 (Þ)(ž) 837 771
Series 2021-FRR1 Class 1D
Principal Only STRIPS
6.576% due 07/28/27 (Þ)(ž) 1,258 1,144
Series 2022-FRR3 Class DK47
Principal Only STRIPS
0.122% due 05/27/48 (Þ)(ž) 29 28
GS Mortgage Securities Trust
Series 2019-GC40 Class XA
Interest Only STRIPS
1.114% due 07/10/52 (~)(Ê) 2,729 84
Series 2019-PJ2 Class B2
4.357% due 11/25/49 (~)(Ê)(Þ) 822 787
Series 2021-PJ1 Class A4
2.500% due 05/28/52 (~)(Ê)(Þ) 781 651
Series 2021-PJ11 Class B3
2.850% due 04/25/52 (~)(Ê)(Þ) 440 347
Series 2023-FUN Class C
7.070% due 03/15/28 (CME Term
SOFR 1 Month + 3.389%)(Ê)(Þ) 500 503
Series 2025-PJ11 Class A19
5.500% due 05/25/56 (~)(Ê)(Þ) 1,123 1,126
GS Mortgage-Backed Securities Trust
Series 2020-PJ1 Class B2
3.613% due 05/25/50 (~)(Ê)(Þ) 840 754
Series 2021-PJ3 Class A4
2.500% due 08/25/51 (~)(Ê)(Þ) 695 580
Series 2021-PJ5 Class B3
2.582% due 10/25/51 (~)(Ê)(Þ) 350 283
Series 2021-PJ6 Class A12
2.500% due 11/25/51 (~)(Ê)(Þ) 800 591
Series 2021-PJ6 Class A4
2.500% due 11/25/51 (~)(Ê)(Þ) 720 601
Series 2021-PJ9 Class A4
2.500% due 02/26/52 (~)(Ê)(Þ) 887 740
Series 2025-PJ1 Class A19
6.000% due 06/25/55 (~)(Ê)(Þ) 381 385
Series 2026-PJ1 Class A2
5.000% due 06/25/56 (~)(Ê)(Þ) 1,000 996
GSAT Trust
Series 2025-BMF Class D
6.180% due 07/15/40 (CME Term
SOFR 1 Month + 2.500%)(Ê)(Þ) 400 400
GSJP Trust
Series 2025-BEDS Class A

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
152 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.180% due 12/15/42 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 500 502
HLTN Commercial Mortgage Trust
Series 2024-DPLO Class D
7.019% due 06/15/41 (CME Term
SOFR 1 Month + 3.339%)(Ê)(Þ) 500 503
ICNQ Mortgage Trust
Series 2024-MF Class A
5.778% due 12/10/34 (Þ) 600 621
Imperial Fund Mortgage Trust
Series 2022-NQM3 Class A1
4.380% due 05/25/67 (~)(Ê)(Þ) 326 324
INTOWN Mortgage Trust
Series 2025-STAY Class C
5.930% due 03/15/42 (CME Term
SOFR 1 Month + 2.250%)(Ê)(Þ) 500 502
JPMorgan Commercial Mortgage
Securities Trust
Series 2015-C27 Class XA
Interest Only STRIPS
0.766% due 02/15/48 (~)(Ê) 345 1
JPMorgan Mortgage Trust
Series 2017-6 Class A7
3.500% due 12/25/48 (~)(Ê)(Þ) 55 50
Series 2018-3 Class B3
3.698% due 09/25/48 (~)(Ê)(Þ) 665 625
Series 2018-6 Class B1
3.900% due 12/25/48 (~)(Ê)(Þ) 219 206
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 21 19
Series 2019-2 Class A3
3.994% due 08/25/49 (~)(Ê)(Þ) 14 13
Series 2019-7 Class B2A
2.952% due 02/25/50 (~)(Ê)(Þ) 334 296
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 43 38
Series 2019-HYB1 Class B1
5.017% due 10/25/49 (~)(Ê)(Þ) 591 597
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 124 113
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 279 251
Series 2020-5 Class B1
3.570% due 12/25/50 (~)(Ê)(Þ) 389 346
Series 2020-8 Class A3
3.000% due 03/25/51 (~)(Ê)(Þ) 139 122
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 263 220
Series 2021-4 Class A15
2.500% due 08/25/51 (~)(Ê)(Þ) 196 164
Series 2022-4 Class A17A
3.000% due 10/25/52 (~)(Ê)(Þ) 383 333
Series 2023-8 Class A2
6.000% due 02/25/54 (~)(Ê)(Þ) 476 483
Series 2023-8 Class B3
6.151% due 02/25/54 (~)(Ê)(Þ) 964 957
Series 2024-4 Class A9
6.500% due 10/25/54 (~)(Ê)(Þ) 507 513
Series 2024-INV1 Class A5A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 04/25/55 (~)(Ê)(Þ) 1,000 1,005
Series 2025-CCM1 Class A2
5.500% due 06/25/55 (~)(Ê)(Þ) 730 734
KSL Commercial Mortgage Trust
Series 2024-HT2 Class D
6.970% due 12/15/39 (CME Term
SOFR 1 Month + 3.290%)(Ê)(Þ) 583 581
LMNT CRE LLC
Series 2025-FL3 Class A
5.223% due 07/21/43 (CME Term
SOFR 1 Month + 1.550%)(Ê)(Þ) 500 501
LoanCore Issuer, Ltd.
Series 2025-CRE8 Class C
5.817% due 08/17/42 (CME Term
SOFR 1 Month + 2.141%)(Ê)(Þ) 500 500
Series 2025-CRE9 Class A
5.185% due 08/18/42 (CME Term
SOFR 1 Month + 1.450%)(Ê)(Þ) 750 750
LQR Trust
Series 2025-CALI Class A
5.280% due 01/15/43 (CME Term
SOFR 1 Month + 1.600%)(Ê) 250 251
LSTR Trust
Series 2026-HTL6 Class A
5.170% due 12/15/40 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 1,000 1,000
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.314% due 10/25/48 (~)(Ê)(Þ) 828 804
MF1 Multifamily Housing Mortgage
Trust
5.030% due 02/18/41 (~)(Ê)(Þ) 1,000 1,001
Series 2025-FL17 Class A
4.995% due 02/18/40 (CME Term
SOFR 1 Month + 1.320%)(Ê)(Þ) 1,000 999
Series 2025-FL20 Class A
5.125% due 02/18/43 (CME Term
SOFR 1 Month + 1.450%)(Ê)(Þ) 500 502
MHC Commercial Mortgage Trust
Series 2021-MHC Class F
6.395% due 04/15/38 (CME Term
SOFR 1 Month + 2.715%)(Ê)(Þ) 320 320
MHP Commercial Mortgage Trust
Series 2022-MHIL Class E
6.291% due 01/15/39 (CME Term
SOFR 1 Month + 2.611%)(Ê)(Þ) 240 240
Series 2025-MHIL2 Class D
6.330% due 09/15/40 (CME Term
SOFR 1 Month + 2.650%)(Ê)(Þ) 350 351
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2016-C29 Class XB
Interest Only STRIPS
0.916% due 05/15/49 (~)(Ê) 7,710 91
Morgan Stanley Capital I Trust
Series 2017-HR2 Class XA
Interest Only STRIPS
0.846% due 12/15/50 (~)(Ê) 2,372 30
Series 2019-H6 Class D

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 153
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 06/15/52 (Þ) 377 303
Series 2019-L3 Class XA
Interest Only STRIPS
0.589% due 11/15/52 (~)(Ê) 5,109 99
Series 2021-L5 Class XA
Interest Only STRIPS
1.261% due 05/15/54 (~)(Ê) 1,470 62
Morgan Stanley Residential Mortgage
Loan Trust
Series 2024-2 Class B1
7.094% due 03/25/54 (~)(Ê)(Þ) 489 525
NXPT Commercial Mortgage Trust
Series 2024-STOR Class E
6.703% due 11/05/41 (~)(Ê)(Þ) 500 506
NYC Commercial Mortgage Trust
Series 2025-28L Class B
5.007% due 11/05/38 (~)(Ê)(Þ) 500 503
OBX Trust
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 87 79
Series 2023-J1 Class A3
4.500% due 01/25/53 (~)(Ê)(Þ) 338 333
Series 2023-NQM1 Class A1
5.928% due 11/25/63 (~)(Ê)(Þ) 87 87
ONNI Commercial Mortgage Trust
Series 2024-APT Class A
5.753% due 07/15/39 (~)(Ê)(Þ) 1,000 1,016
ORL Trust
Series 2024-GLKS Class E
6.870% due 12/15/39 (CME Term
SOFR 1 Month + 3.190%)(Ê)(Þ) 500 503
PMT Loan Trust
Series 2025-J3 Class A29
5.500% due 11/27/56 (~)(Ê)(Þ) 473 474
Series 2025-J4 Class A3
5.000% due 12/01/56 (~)(Ê)(Þ) 1,459 1,451
Series 2026-INV1 Class A3
5.000% due 01/25/57 (~)(Ê)(Þ) 1,000 995
Series 2026-J1 Class A19
5.500% due 01/25/57 (~)(Ê)(Þ) 1,000 1,001
PRM Trust
Series 2025-PRM6 Class E
6.583% due 07/05/33 (~)(Ê)(Þ) 250 251
PRMI Trust
Series 2025-PRM5 Class D
5.812% due 03/10/33 (~)(Ê)(Þ) 500 500
Series 2025-PRM7 Class D
5.661% due 11/10/42 (~)(Ê)(Þ) 500 496
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 163 142
Series 2021-1 Class A13
2.500% due 03/25/51 (~)(Ê)(Þ) 128 107
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.252% due 02/27/51 (~)(Ê)(Þ) 270 269
RFM Re-REMIC Trust
Series 2022-FRR1 Class AB60
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.326% due 11/08/49 (~)(Ê)(Þ) 1,000 972
SCG Commercial Mortgage Trust
Series 2025-FLWR Class C
5.430% due 08/15/42 (CME Term
SOFR 1 Month + 1.750%)(Ê)(Þ) 650 651
SDAL Trust
Series 2025-DAL Class A
6.122% due 04/15/42 (CME Term
SOFR 1 Month + 2.441%)(Ê)(Þ) 250 251
Sequoia Mortgage Trust
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 43 39
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 680 616
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 40 38
Series 2020-4 Class A20
2.500% due 11/25/50 (~)(Ê)(Þ) 443 370
Series 2025-1 Class A1
6.000% due 01/25/55 (~)(Ê)(Þ) 148 150
Series 2025-10 Class A28
6.000% due 11/25/55 (~)(Ê)(Þ) 462 465
Series 2026-INV1 Class A2
4.500% due 01/25/56 (~)(Ê)(Þ) 1,000 974
SWCH Commercial Mortgage Trust
Series 2025-DATA Class E
7.020% due 02/15/42 (CME Term
SOFR 1 Month + 3.340%)(Ê)(Þ) 500 498
UWM Mortgage Trust
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 695 580
Verus Securitization Trust
Series 2021-1 Class M1
1.968% due 01/25/66 (~)(Ê)(Þ) 1,000 776
Series 2021-3 Class A1
1.046% due 06/25/66 (~)(Ê)(Þ) 378 338
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
5.247% due 07/25/34 (~)(Ê) 136 132
Series 2006-AR15 Class 1A
4.508% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê) 155 157
Wells Fargo Commercial Mortgage
Trust
Series 2016-LC25 Class D
3.011% due 12/15/59 (~)(Ê)(Þ) 450 426
Series 2017-C41 Class XA
Interest Only STRIPS
1.145% due 11/15/50 (~)(Ê) 4,604 69
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 16 14
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 143 124
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 182 161

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
154 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-1 Class A17
2.500% due 12/25/50 (~)(Ê)(Þ) 644 537
80,325
Non-US Bonds - 9.6%
Adecco International Financial Services
BV
1.000% due 03/21/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.265%)(Ê)(Þ) EUR 640 744
Albion Financing 1 SARL / Aggreko
Holdings, Inc.
5.375% due 05/21/30 (Þ) EUR 200 245
Altice France SA
5.375% due 04/15/32 (Þ) EUR 148 170
Anarafe SL
14.770% due 12/31/26 (3 Month
EURIBOR + 12.750%)(Þ) EUR 323 249
Aroundtown Finance SARL
5.000% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.349%)(Ê)(ƒ) EUR 1,000 1,178
Arqiva Broadcast Finance PLC
8.625% due 07/01/30 (Þ) GBP 390 534
Atos SE
10.530% due 12/18/29 (~)(Ê)(Þ) EUR 320 431
6.080% due 12/18/30 (~)(Ê)(Þ) EUR 450 551
Azzurra Aeroporti SpA
2.625% due 05/30/27 (Þ) EUR 360 426
Bayer AG
7.000% due 09/25/83 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.896%)(Ê)(Þ) EUR 600 798
Series N8.5
5.375% due 03/25/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.458%)(Ê)(Þ) EUR 600 741
Bayer US Finance II LLC
3.125% due 11/12/79 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.108%)(Ê)(Þ) EUR 900 1,058
BCP V Modular Services Finance II
PLC
4.750% due 11/30/28 (Þ) EUR 500 572
6.125% due 11/30/28 (Þ) GBP 300 394
6.750% due 11/30/29 (Þ) EUR 400 390
Betclic Everest Group SAS
5.125% due 12/10/31 (Þ) EUR 400 479
British Telecommunications PLC
Series EMTN
8.375% due 12/20/83 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.820%)(Ê)(Þ) GBP 300 443
California Buyer, Ltd. / Atlantica
Sustainable Infrastructure PLC
5.625% due 02/15/32 (Þ) EUR 150 180
Canary Wharf Group Investment
Holdings PLC
3.375% due 04/23/28 (Þ) GBP 500 650
Castor SpA
7.350% due 02/15/29 (3 Month
EURIBOR + 5.250%)(Ê)(Þ) EUR 350 374
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CD&R Firefly Bidco PLC
8.625% due 04/30/29 (Þ) GBP 200 287
Centrica PLC
6.500% due 05/21/55 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.512%)(Ê)(Þ) GBP 400 569
Cidron Aida Finco SARL
9.125% due 10/27/31 (Þ) GBP 500 705
Citycon Treasury BV
Series EMTN
1.625% due 03/12/28 (Þ) EUR 300 335
6.500% due 03/08/29 (Þ) EUR 250 302
5.000% due 03/11/30 (Þ) EUR 350 397
5.375% due 07/08/31 (Þ) EUR 650 734
CPI Property Group SA
Series EMTN
2.875% due 04/23/27 (~)(Ê)(Þ) EUR 100 118
7.000% due 05/07/29 (Þ) EUR 500 634
1.750% due 01/14/30 (Þ) EUR 660 684
1.500% due 01/27/31 (Þ) EUR 720 712
CPUK Finance, Ltd.
4.500% due 08/28/27 (Þ) GBP 500 676
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 450 617
Dynamo Newco II GmbH
6.250% due 10/15/31 (Þ) EUR 300 357
EDP SA
4.375% due 12/02/55 (EURIBOR
ICE Swap Rate + 1.923%)(Ê)(Þ) EUR 500 594
Series EMTN
4.500% due 05/27/55 (EURIBOR
ICE Swap Rate + 2.239%)(Ê)(Þ) EUR 300 362
eircom Finance DAC
5.000% due 04/30/31 (Þ) EUR 600 723
Electricite de France SA
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.198%)(Ê)(ƒ)(Þ) EUR 1,000 1,179
3.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.970%)(Ê)(ƒ)(Þ) EUR 200 229
Series EMTN
5.875% due 07/22/49 (ICE SWAP
Rate GBP SONIA 15 Year +
3.323%)(Ê)(ƒ)(Þ) GBP 700 968
7.375% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.775%)(Ê)
(ƒ)(Þ) GBP 800 1,147
Elia Group SA
5.850% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.506%)(Ê)(ƒ)(Þ) EUR 600 746
Emeria SA
3.375% due 03/31/28 (Þ) EUR 500 497
Enel SpA
4.500% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.196%)(Ê)(ƒ)(Þ) EUR 1,000 1,203
Energia Group Roi Financeco DAC
6.875% due 07/31/28 (Þ) EUR 1,000 1,227

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 155
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Engineering - Ingegneria Informatica
- SpA
11.125% due 05/15/28 (Þ) EUR 300 372
7.769% due 02/15/30 (3 Month
EURIBOR + 5.750%)(Ê)(Þ) EUR 100 119
Entain PLC
4.875% due 11/30/31 (Þ) EUR 500 595
Esselunga SpA
1.875% due 10/25/27 (Þ) EUR 670 781
Eutelsat SA
2.250% due 07/13/27 (Þ) EUR 900 1,059
1.500% due 10/13/28 (Þ) EUR 700 801
9.750% due 04/13/29 (Þ) EUR 100 126
Fiber Bidco SpA
6.125% due 06/15/31 (Þ) EUR 700 801
Fibercop SpA
5.125% due 06/30/32 (Þ) EUR 500 606
Froneri Lux FinCo SARL
4.750% due 08/01/32 (Þ) EUR 68 0 812
Galaxy Bidco, Ltd.
8.125% due 12/19/29 (Þ) GBP 173 249
Gatwick Airport Finance PLC
6.000% due 11/21/30 (Þ) GBP 800 1,103
Grand City Properties SA
Series EMTN
1.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.184%)(Ê)(ƒ)(Þ) EUR 500 589
Grifols SA
7.125% due 05/01/30 (Þ) EUR 680 843
Guala Closures SpA
6.100% due 06/29/29 (3 Month
EURIBOR + 4.000%)(Ê)(Þ) EUR 400 469
Heathrow Finance PLC
4.125% due 09/01/29 (~)(Ê)(Þ) GBP 200 260
6.625% due 03/01/31 (Þ) GBP 500 695
Holding d'Infrastructures des Metiers
de l'Environnement
Series .
0.625% due 09/16/28 (Þ) EUR 710 788
House of Fraser Funding PLC
6.040% due 09/15/20 (Æ)(Ø)(Þ) GBP 400 —
HX Hold Co., Ltd.
7.000% due 02/12/30 (~)(Ê) EUR 400 377
IHO Verwaltungs GmbH
7.000% due 11/15/31 (Þ) EUR 300 385
iliad SA
4.250% due 01/09/32 (Þ) EUR 300 360
INEOS Quattro Finance 2 PLC
6.750% due 04/15/30 (Þ) EUR 200 177
Intrum Investments and Financing AB
Series ...
7.750% due 09/11/27 EUR 503 587
ION Platform Finance SARL
6.500% due 09/30/30 (Þ) EUR 160 173
6.875% due 09/30/32 (Þ) EUR 160 171
Kaixo Bondco Telecom SA
5.125% due 09/30/29 (Þ) EUR 100 120
La Poste SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.679%)(Ê)(ƒ)(Þ) EUR 200 247
Luna 1.5 SARL
10.500% due 07/01/32 (Þ) EUR 350 434
Luna 2 5SARL
5.500% due 07/01/32 (Þ) EUR 100 121
Maya SAS
6.875% due 04/15/31 (Þ) EUR 150 189
METRO AG
4.625% due 03/07/29 (Þ) EUR 350 430
Series EMTN
4.000% due 03/05/30 (Þ) EUR 985 1,226
Mobico Group PLC
3.625% due 11/20/28 (Þ) GBP 600 762
Series EMTN
4.875% due 09/26/31 (Þ) EUR 250 253
Mundys SpA
Series EMTN
1.875% due 07/13/27 (Þ) EUR 650 761
New Immo Holding SA
4.875% due 12/08/28 (Þ) EUR 300 362
Series EMTN
3.250% due 07/23/27 (Þ) EUR 500 593
4.875% due 12/08/28 (Þ) EUR 400 483
6.000% due 03/22/29 (Þ) EUR 700 868
Nexi SpA
Series .
3.905% due 02/24/28 (Þ)(ž) EUR 200 219
NGG Finance PLC
2.125% due 09/05/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.532%)(Ê)(Þ) EUR 800 934
Nidda Healthcare Holding GmbH
5.375% due 10/23/30 (Þ) EUR 800 978
Nissan Motor Co., Ltd.
3.201% due 09/17/28 (Þ) EUR 1,000 1,174
Ocado Group PLC
6.250% due 08/06/29 (Þ) GBP 300 373
10.500% due 08/08/29 (Þ) GBP 600 830
Odido Group Holding BV
5.500% due 01/15/30 (Þ) EUR 600 718
Orange SA
Series EMTN
5.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.659%)(Ê)(ƒ)(Þ) EUR 200 252
Orsted A/S
1.750% due 12/09/19 (EURIBOR
ICE Swap Rate + 1.952%)(Ê)(Þ) EUR 800 917
1.500% due 02/18/21 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.860%)(Ê)(Þ) EUR 580 597
2.500% due 02/18/21 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.136%)(Ê)(Þ) GBP 470 506
5.250% due 12/08/22 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.619%)(Ê)(Þ) EUR 300 367
OVH Groupe SAS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
156 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 02/05/31 (Þ) EUR 100 119
PCF GmbH
4.750% due 04/15/29 (Þ) EUR 400 227
Petrobras Global Finance BV
5.375% due 10/01/29 GBP 300 409
6.625% due 01/16/34 GBP 450 628
Petroleos Mexicanos
4.750% due 02/26/29 (Þ) EUR 1,300 1,553
Series EMTN
2.750% due 04/21/27 (Þ) EUR 100 117
4.875% due 02/21/28 (Þ) EUR 500 602
Pinewood Finco PLC
6.000% due 03/27/30 (Þ) GBP 900 1,246
PLT VII Finance SARL
5.600% due 06/15/31 (3 Month
EURIBOR + 3.500%)(Ê)(Þ) EUR 500 596
6.000% due 06/15/31 (Þ) EUR 400 493
ProGroup AG
5.375% due 04/15/31 (Þ) EUR 500 606
Q-Park Holding I BV
3.875% due 09/01/31 (Þ) EUR 300 355
RAC Bond Co. PLC
5.250% due 11/04/46 (Þ) GBP 250 340
Renault SA
Series EMTN
1.125% due 10/04/27 (Þ) EUR 600 693
Russian Railways Via RZD Capital
PLC
7.900% due 10/19/24 (~)(Æ)(Ê)(Ø)
(Š)(Þ) RUB 115,000 —
Sainsbury's Bank PLC
10.500% due 03/12/33 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 7.625%)(Ê)(Þ) GBP 180 267
Schaeffler AG
Series EMTN
2.875% due 03/26/27 (Þ) EUR 710 842
SES SA
0.875% due 11/04/27 EUR 100 114
2.000% due 07/02/28 EUR 100 115
3.500% due 01/14/29 EUR 620 735
4.125% due 06/24/30 EUR 400 478
4.875% due 06/24/33 EUR 400 479
SGL Carbon SE
5.750% due 06/28/28 (Þ) EUR 200 233
Sherwood Financing PLC
7.625% due 12/15/29 (Þ) EUR 400 467
SNF Group SACA
4.500% due 03/15/32 (Þ) EUR 100 122
Summer BC Holdco B SARL
5.875% due 02/15/30 (Þ) EUR 600 663
Sunrise FinCo I BV
4.625% due 05/15/32 (Þ) EUR 200 239
TDC Net A/S
Series EMTN
5.000% due 08/09/32 (Þ) EUR 500 620
4.625% due 10/22/33 (Þ) EUR 200 240
TeamSystem SpA
5.000% due 07/01/31 (Þ) EUR 160 188
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Techem Verwaltungsgesellschaft 675
mbH
5.026% due 07/15/32 (3 Month
EURIBOR + 3.000%)(Ê)(Þ) EUR 700 835
Telecom Italia Finance SA
Series EMTN
7.750% due 01/24/33 EUR 900 1,323
Telecom Italia SpA
Series EMTN
5.250% due 03/17/55 EUR 500 602
Telefonica Europe BV
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 200 255
Series .
5.752% due 12/31/99 (~)(Ê)(ƒ)(Þ) EUR 300 379
Teva Pharmaceutical Finance
Netherlands II BV
1.875% due 03/31/27 (Þ) EUR 800 938
1.625% due 10/15/28 (Þ) EUR 1,000 1,148
Travelex Financing PLC
8.000% due 05/15/22 (Æ)(Ø)(Š)(Þ) EUR 1,400 —
Travelex Issuerco, Ltd.
3.010% due 03/31/29 (Þ) GBP 2,679 2,068
Trivium Packaging Finance BV
6.625% due 07/15/30 (Þ) EUR 350 437
TUI Cruises GmbH
5.000% due 05/15/30 (Þ) EUR 120 146
TVL Finance PLC
10.250% due 04/28/28 (Þ) GBP 550 753
Unibail-Rodamco-Westfield
4.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.505%)(Ê)(Þ) EUR 900 1,098
United Group BV
6.500% due 10/31/31 (Þ) EUR 500 613
Var Energi ASA
7.862% due 11/15/83 (EURIBOR
ICE Swap Rate + 4.765%)(Ê)(Þ) EUR 500 654
Veolia Environnement SA
Series EMTN
4.322% due 12/31/99 (EURIBOR
ICE Swap Rate + 1.837%)(Ê)(ƒ)(Þ) EUR 900 1,075
Verisure Midholding AB
5.250% due 02/15/29 (Þ) EUR 300 356
Virgin Media O2 Vendor Financing
Notes VII DAC
7.500% due 07/15/33 (Þ) EUR 200 236
Virgin Media Vendor Financing PLC
4.875% due 07/15/28 (Þ) GBP 250 341
Viridien
8.500% due 10/15/30 (Þ) EUR 136 172
Vmed O2 UK Financing I PLC
4.000% due 01/31/29 (Þ) GBP 200 265
4.500% due 07/15/31 (Þ) GBP 600 731
5.625% due 04/15/32 (Þ) EUR 241 283
Vodafone Group PLC
4.200% due 10/03/78 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.427%)(Ê)(Þ) EUR 850 1,032

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 157
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series EMTN
4.625% due 09/12/55 (EURIBOR
ICE Swap Rate + 2.143%)(Ê)(Þ) EUR 500 592
Series NC10
3.000% due 08/27/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.477%)(Ê)(Þ) EUR 750 861
Volkswagen International Finance NV
7.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
9 Year Rate + 4.783%)(Ê)(ƒ)(Þ) EUR 200 277
Series .
5.994% due 12/31/99 (~)(Ê)(ƒ)(Þ) EUR 700 878
Wintershall Dea Finance 2 BV
6.117% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.940%)(Ê)(ƒ)(Þ) EUR 400 492
Worldline SA
6.772% due 07/30/26 (Þ)(ž) EUR 7 8
Series EMTN
0.875% due 06/30/27 (Þ) EUR 400 435
4.125% due 09/12/28 (Þ) EUR 700 752
5.250% due 11/27/29 (Þ) EUR 800 826
5.500% due 06/10/30 (Þ) EUR 700 720
Zegona Finance PLC
6.750% due 07/15/29 (Þ) EUR 180 224
ZF Europe Finance BV
2.500% due 10/23/27 (Þ) EUR 800 937
3.000% due 10/23/29 (Þ) EUR 800 903
Series EMTN
6.125% due 03/13/29 (Þ) EUR 300 371
7.000% due 06/12/30 (Þ) EUR 100 127
92,550
Total Long-Term Fixed
Income Investments
(cost $802,613) 798,277
Common Stocks - 0.6%
Consumer Discretionary - 0.0%
Affinion Group, Inc.(Æ)(Š) 8,007
—
Education Management Corp.(Æ)(Š)(Þ) 4,460,190
—
—
Energy - 0.0%
Tourmaline Oil Corp.(Æ)(Š) 255,236
187
Financial Services - 0.0%
Bahia De Las Isletas SL Class A(Æ)(Š) 15,907,620
—
Travelex Topco, Ltd.(Æ)(Š) 11,057
—
—
Materials and Processing - 0.6%
Real Alloy(Š) 39
2,808
Specialty Steel Holdco, Inc.(Æ)(Š) 22
2,612
5,420
Total Common Stocks
(cost $6,026) 5,607
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Preferred Stocks - 0.0%
Technology - 0.0%
Veritas US, Inc.
0.000% (Æ) 2,973 66
66
Total Preferred Stocks
(cost $47) 66
Warrants and Rights - 0.0%
Travelex International, Ltd.(Æ)(Š)
Warrants 675 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 20.1%
Bell Telephone Co. of Canada or Bell
Canada (The)
3.579% due 03/06/26 (ç)(Þ)(ž) 2,000 1,993
Education Management LLC Term
Loan B
0.000% due 11/30/23 (~)(Æ)(Ê)(Š) 284 —
U.S. Cash Management Fund(@) 191,506,055 (∞) 191,468
Total Short-Term Investments
(cost $193,925) 193,461
Total Investments - 103.7%
(identified cost $1,002,611) 997,411
Other Assets and Liabilities,
Net - (3.7)%
(35,583)
Net Assets - 100.0%
961,828

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
158 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
60.2%
1011778 BC ULC / New Red Finance, Inc. 09/03/24 347,000 100.00 347
353
1261229 BC, Ltd. 03/25/25 3,142,000 102.50 3,221
3,225
180 Medical, Inc. 12/19/25 660,000 97.29 642
643
7-Eleven, Inc. 10/02/24 129,000 94.04 121
122
AB BSL CLO, Ltd. 11/18/24 350,000 100.00 350
351
AB BSL CLO, Ltd. 02/04/25 600,000 100.00 600
600
Abu Dhabi Government International Bond 11/02/22 1,077,000 71.91 774
751
Abu Dhabi Government International Bond 09/25/25 3,667,000 98.79 3,617
3,602
Abu Dhabi Government International Bond 12/30/25 380,000 95.16 362
361
Acadia Healthcare Co., Inc. 01/26/26 559,000 99.12 554
552
ACE Securities Corp. Mortgage Loan Trust 02/23/21 656,092 98.45 646
503
ACREC LLC 01/10/25 500,000 99.76 499
499
ACREC LLC 01/08/26 750,000 100.00 750
751
ACRES Commercial Realty 2026-FL4 Issuer LLC 01/20/26 1,000,000 100.00 1,000
1,000
Adani Ports and Special Economic Zone, Ltd. 10/15/25 155,000 97.78 152
151
AdaptHealth LLC 01/28/21 352,000 99.24 349
340
Adecco International Financial Services BV 12/03/25 EUR 640,000 114.63 734
744
Adient Global Holdings, Ltd. 02/11/25 1,030,000 100.49 1,035
1,069
Adtalem Global Education, Inc. 11/05/25 156,000 99.97 156
156
Aegea Finance SARL 09/25/25 384,000 99.94 384
375
Aeropuerto Internacional De Tocumen SA 03/11/24 686,000 73.96 507
575
AES Panama Generation Holdings SRL 07/06/22 79,348 91.60 73
75
African Export-Import Bank (The) 07/26/22 1,283,000 88.47 1,135
1,114
Agua y Saneamientos Argentinos SA 10/16/19 94,292 98.73 93
94
Ahlstrom Holding 3 Oy 02/26/24 300,000 95.57 287
296
AHP Health Partners, Inc. 08/16/21 787,000 98.11 772
767
Aircastle, Ltd. 06/12/25 131,000 103.08 135
138
Albertsons Cos., Inc. / Safeway Inc / New Albertsons, LP / Albertsons LLC 10/21/25 738,000 100.00 738
726
Albertsons Cos., Inc. / Safeway Inc / New Albertsons, LP / Albertsons LLC 01/06/26 338,000 100.06 338
338
Albertsons Cos., Inc. / Safeway Inc / New Albertsons, LP / Albertsons LLC 01/29/26 153,000 100.41 154
154
Albertsons Cos., Inc. / Safeway Inc / New Albertsons, LP / Albertsons LLC 01/29/26 151,000 102.24 154
154
Albion Financing 1 SARL / Aggreko Holdings, Inc. 05/14/25 EUR 200,000 111.67 223
245
Alcon Finance Corp. 12/02/25 122,000 95.84 117
117
Aldar Properties PJSC 01/07/26 363,000 99.57 361
359
Alliant Energy Finance LLC 03/17/25 709,000 104.20 739
742
Alpha Generation LLC 09/19/24 1,153,000 102.04 1,176
1,196
Alta Equipment Group, Inc. 05/21/24 796,000 94.20 750
760
Altice France SA 10/14/25 395,894 95.30 377
387
Altice France SA 11/19/25 324,000 92.77 301
280
Altice France SA 12/19/25 EUR 148,460 111.16 165
170
AMC Entertainment Holdings, Inc. 07/21/25 374,000 89.07 333
292
American Axle & Manufacturing, Inc. 10/24/25 743,000 101.11 751
758
AmeriGas Partners, LP / AmeriGas Finance Corp. 01/22/25 446,000 101.41 452
461
AmeriGas Partners, LP / AmeriGas Finance Corp. 12/19/25 715,000 106.63 762
767
Anarafe SL 01/12/22 EUR 322,868 123.71 399
249
Angolan Government International Bond 10/07/25 1,001,000 98.88 990
1,010
Angolan Government International Bond 12/19/25 200,000 98.89 198
201
Angolan Government International Bond 12/22/25 709,000 100.44 712
715
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 11/05/25 286,000 100.05 286
286
Antero Resources Corp. 12/11/24 89,000 98.81 88
90
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. 12/19/25 448,100 100.20 449
453
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp. 12/19/25 551,000 108.64 599
601
APi Group, Inc. 11/05/25 161,000 97.25 157
157
Apidos CLO 12/12/25 750,000 100.00 750
755
APLD Compute Co. LLC 12/19/25 112,000 98.08 110
116
Apollo Commercial Real Estate Finance, Inc. 09/02/21 706,000 99.55 703
704
Aramark 01/28/21 182,000 101.40 185
182
Arbor Realty SR, Inc. 12/19/25 785,000 94.58 742
720
Arcosa, Inc. 11/05/25 145,000 98.18 142
142
AREIT, Ltd. 01/24/25 750,000 99.80 748
748
ARES Commercial Mortgage Trust 04/03/25 750,000 100.00 750
751
Aretec Escrow Issuer 2, Inc. 10/26/23 616,000 100.19 617
664
Arqiva Broadcast Finance PLC 01/07/26 GBP 390,000 139.25 543
534
Arroyo Mortgage Trust 05/12/20 45,980 97.39 45
45
Asurion LLC and Asurion Co.-Issuer, Inc. 12/10/25 1,260,000 102.27 1,289
1,317
Asurion LLC and Asurion Co.-Issuer, Inc. 01/23/26 438,000 100.43 440
443
Atlanticus Holdings Corp. 12/19/25 804,000 97.50 784
766
Atos SE 01/28/25 EUR 319,982 120.51 386
431

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 159
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Atos SE 01/28/25 EUR 450,000 91.28 411
551
Avation Group S Pte, Ltd. 01/29/26 777,000 98.61 766
767
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 01/29/26 150,000 102.54 154
154
Axalta Coating Systems LLC 01/28/21 160,000 101.25 162
160
Axon Enterprise, Inc. 03/05/25 197,000 100.00 197
204
Axon Enterprise, Inc. 03/05/25 432,000 101.64 437
445
Azzurra Aeroporti SpA 10/31/22 EUR 360,000 109.80 395
426
BAHA Trust 11/22/24 700,000 99.99 700
735
Bahrain Government International Bond 03/17/25 613,000 102.29 627
626
Bahrain Government International Bond 05/16/25 243,000 101.94 248
251
Bahrain Government International Bond 10/01/25 651,000 100.00 651
627
Bain Capital Credit CLO, Ltd. 07/23/24 450,000 100.00 450
451
Bain Capital Credit CLO, Ltd. 10/09/25 1,100,000 100.00 1,100
1,105
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group
Holdings Finance 01/29/26 148,000 103.44 153
153
BAMLL Trust 02/07/25 500,000 100.00 500
501
Banco Bradesco SA/Cayman Islands 01/12/26 421,000 100.00 421
422
Banco de Bogota SA 03/06/24 126,000 97.64 123
125
Banco del Estado de Chile 12/19/25 1,069,000 106.29 1,136
1,134
Banco Nacional de Panama 01/23/24 704,000 82.05 578
624
Bangkok Bank PCL 12/19/25 620,000 102.16 633
634
Bank Negara Indonesia Persero Tbk PT 02/15/24 939,000 93.73 880
921
Bapco Energies BSC Closed 06/18/20 340,000 102.67 349
351
Bapco Energies BSC Closed 12/19/25 727,000 107.62 782
780
Bapco Energies Sukuk, Ltd. 07/21/21 247,000 102.26 253
245
Barclays Commercial Mortgage Trust 11/20/24 500,000 86.79 434
448
Barclays Commercial Mortgage Trust 12/04/24 250,000 88.65 222
223
Barclays Commercial Mortgage Trust 01/24/25 500,000 82.13 411
397
Bausch Health Americas, Inc. 07/02/25 251,000 97.95 246
249
Bausch Health Cos., Inc. 12/17/19 453,000 163.31 740
471
Bausch Health Cos., Inc. 11/18/20 165,000 124.43 205
166
Bausch Health Cos., Inc. 09/18/24 340,000 63.40 216
242
Bausch Health Cos., Inc. 08/27/25 826,000 91.93 759
767
Bausch Health Cos., Inc. 10/07/25 948,000 81.23 770
750
BAY Mortgage Trust 04/28/25 250,000 100.00 250
254
Bayer AG 09/04/23 EUR 600,000 112.14 673
741
Bayer AG 09/26/23 EUR 600,000 121.27 728
798
Bayer US Finance II LLC 12/16/22 EUR 900,000 108.48 976
1,058
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA
Mexico 01/29/26 720,000 102.74 740
739
BCP V Modular Services Finance II PLC 01/22/25 EUR 400,000 95.83 383
390
BCP V Modular Services Finance II PLC 12/19/25 EUR 500,000 111.48 557
572
BCP V Modular Services Finance II PLC 01/19/26 GBP 300,000 131.19 394
394
BCPE Flavor Debt Merger Sub LLC / BCPE Flavor Issuer, Inc. 10/28/25 960,000 98.24 943
915
Beach Acquisition Bidco LLC 01/29/26 502,000 110.24 553
552
Bell Telephone Co. of Canada or Bell Canada (The) 01/08/26 2,000,000 99.64 1,993
1,993
BellRing Brands, Inc. 10/10/25 746,000 103.06 769
767
Belron UK Finance PLC 01/29/26 151,000 102.03 154
154
Betclic Everest Group SAS 01/20/26 EUR 400,000 118.29 473
479
Bimbo Bakeries USA, Inc. 02/10/25 171,000 103.05 176
179
BioMarin Pharmaceutical, Inc. 01/29/26 254,000 100.00 254
255
Birch Grove CLO, Ltd. 07/18/24 250,000 100.00 250
250
Birch Grove CLO, Ltd. 01/23/25 300,000 100.00 300
301
Birch Grove CLO, Ltd. 11/26/25 500,000 100.00 500
501
Blackstone Mortgage Trust, Inc. 12/19/25 108,000 106.46 115
116
BlueMountain CLO, Ltd. 10/02/25 850,000 100.00 850
850
BNP Paribas SA 12/11/24 137,000 94.35 129
132
BNP Paribas SA 08/14/25 540,000 94.62 511
512
BOCA Commercial Mortgage Trust 12/04/25 500,000 100.00 500
503
Bolivia Government International Bond 04/04/23 200,000 72.74 145
188
Bombardier, Inc. 06/04/25 670,000 109.81 736
751
Booz Allen Hamilton, Inc. 03/17/25 225,000 95.57 215
221
Boyd Gaming Corp. 11/05/25 318,000 97.54 310
310
Brant Point CLO, Ltd. 06/03/25 650,000 100.00 650
653
Bread Financial Holdings, Inc. 01/06/26 751,000 102.90 773
771
Brean Asset Backed Securities Trust 01/14/26 1,500,000 96.74 1,451
1,453
British Telecommunications PLC 02/26/24 GBP 300,000 137.91 414
443
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 11/05/25 820,000 93.37 766
765

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
160 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 11/05/25 295,000 96.67 285
286
Brooklyn Union Gas Co. (The) 09/08/25 387,000 98.84 383
382
Burford Capital Global Finance LLC 01/06/26 276,000 96.57 267
267
Burford Capital Global Finance LLC 01/29/26 782,000 97.95 766
764
BX Commercial Mortgage Trust 02/23/23 175,000 96.36 169
175
BX Commercial Mortgage Trust 01/24/24 500,000 97.93 490
500
BX Commercial Mortgage Trust 04/26/24 422,665 98.84 418
422
BX Commercial Mortgage Trust 05/08/24 493,503 99.79 492
494
BX Commercial Mortgage Trust 06/06/24 380,000 98.45 374
380
BX Commercial Mortgage Trust 02/20/25 500,000 99.76 499
499
BX Commercial Mortgage Trust 05/30/25 427,216 100.00 427
428
BX Commercial Mortgage Trust 11/14/25 500,000 100.00 500
502
BX Trust 01/23/26 157,570 100.00 158
158
C&W Senior Finance, Ltd. 02/06/25 850,000 101.93 866
883
Caixa Economica Federal 01/29/26 548,000 101.82 558
556
CALI Mortgage Trust 07/03/24 300,000 99.77 299
301
California Buyer, Ltd. / Atlantica Sustainable Infrastructure PLC 10/23/24 EUR 150,000 107.86 162
180
California Resources Corp. 01/29/26 153,000 100.95 154
154
Canary Wharf Group Investment Holdings PLC 04/23/24 GBP 500,000 121.96 610
650
Cantor Commercial Real Estate Lending 02/16/21 775,000 90.79 704
613
Carnival Corp. 08/01/23 59,000 100.00 59
62
Carnival Corp. 03/17/25 163,000 96.80 158
161
Carriage Purchaser, Inc. 09/23/21 744,000 99.03 737
735
Carvana Co. 04/05/24 2,316,006 109.84 2,552
2,550
Cascade Funding Mortgage Trust 02/25/22 4,500,000 64.36 2,896
3,266
Castor SpA 02/10/22 EUR 350,000 111.49 390
374
CBB International Sukuk Programme Co. WLL 0 1,347,000 100.00 1,347
1,349
CBB International Sukuk Programme Co. WLL 07/18/24 1,290,000 97.76 1,261
1,264
CCL Industries, Inc. 05/08/25 190,000 91.93 175
179
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 758,000 98.48 747
725
CCO Holdings LLC / CCO Holdings Capital Corp. 08/02/21 1,055,000 93.58 1,037
891
CCO Holdings LLC / CCO Holdings Capital Corp. 01/15/26 1,632,000 99.43 1,623
1,622
CD&R Firefly Bidco PLC 04/05/24 GBP 200,000 126.34 253
287
Celulosa Arauco y Constitucion SA 01/08/24 60,000 93.72 56
57
Cemex SAB de CV 07/08/25 144,000 99.73 144
146
Cencosud SA 09/12/23 630,000 99.66 628
631
Centrais Eletricas Brasileiras SA 01/15/25 1,221,000 101.46 1,239
1,265
Central Plaza Development, Ltd. 12/19/25 866,000 100.15 867
871
Centrica PLC 01/29/26 GBP 400,000 143.87 575
569
CEZ AS 06/15/17 383,000 108.72 416
355
CFAMC III Co., Ltd. 06/08/21 200,000 93.30 187
201
Chase Home Lending Mortgage Trust 07/29/19 99,971 100.88 101
91
Chase Home Lending Mortgage Trust 10/30/19 60,825 100.70 61
55
Chase Home Lending Mortgage Trust 10/30/19 389,283 101.44 395
344
Chase Home Lending Mortgage Trust 06/21/24 237,488 98.49 234
240
Chase Home Lending Mortgage Trust 11/06/25 573,632 99.84 573
574
China Government International Bond 11/05/25 643,000 99.84 642
648
China Government International Bond 12/19/25 1,108,000 100.94 1,118
1,116
CHNGE Mortgage Trust 01/21/22 274,977 99.99 275
269
Chobani Holdco II LLC 12/04/24 221,321 104.83 232
236
CHS/Community Health Systems, Inc. 01/26/21 473,000 93.48 442
424
CHS/Community Health Systems, Inc. 05/04/21 390,000 90.94 355
322
CHS/Community Health Systems, Inc. 01/20/22 463,000 95.18 441
436
CHS/Community Health Systems, Inc. 04/29/22 460,000 97.39 448
459
CHS/Community Health Systems, Inc. 12/13/24 284,000 86.66 246
261
CHS/Community Health Systems, Inc. 12/19/25 77,000 107.78 83
83
Churchill Downs, Inc. 12/19/25 227,000 100.26 228
227
Cidron Aida Finco SARL 04/01/25 GBP 500,000 134.72 674
705
CIFC Funding, Ltd. 02/20/25 500,000 100.00 500
500
CIM Trust 09/27/18 150,577 97.09 146
141
CIM Trust 03/22/19 21,083 101.28 21
20
CIM Trust 11/07/19 329,273 100.51 331
298
CIM Trust 03/01/21 655,216 101.79 667
547
CIM Trust 03/29/21 334,989 100.35 336
279
Cimpress PLC 11/01/24 317,000 96.26 305
326
Citigroup Commercial Mortgage Trust 05/07/24 500,000 87.06 435
477
Citigroup Mortgage Loan Trust 05/06/21 496,842 101.11 502
412
Citigroup Mortgage Loan Trust 06/25/21 421,480 100.35 423
352

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 161
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Citycon Treasury BV 09/29/25 EUR 300,000 110.94 333
335
Citycon Treasury BV 09/29/25 EUR 650,000 113.92 740
734
Citycon Treasury BV 09/29/25 EUR 350,000 115.80 405
397
Citycon Treasury BV 09/29/25 EUR 250,000 121.46 304
302
Civitas Resources, Inc. 06/11/25 1,048,000 102.40 1,073
1,101
Civitas Resources, Inc. 08/27/25 703,000 106.55 749
769
Clean Harbors, Inc. 01/29/26 150,000 102.47 154
154
CLI Funding LLC 03/23/21 877,716 97.44 855
830
CLI Funding VIII LLC 01/22/26 488,075 93.05 454
455
Cloud Software Group, Inc. 10/17/24 789,000 104.27 823
803
Cloud Software Group, Inc. 10/17/24 339,000 99.10 336
337
Clydesdale Acquisition Holdings, Inc. 03/30/22 1,509,000 97.09 1,465
1,511
Clydesdale Acquisition Holdings, Inc. 12/19/25 646,000 101.35 655
651
CMG Media Corp. 10/16/24 998,865 89.57 895
865
CNX Resources Corp. 01/29/26 147,000 104.81 154
154
Coinbase Global, Inc. 09/14/21 62,000 100.00 62
55
Coinbase Global, Inc. 09/14/21 916,000 95.41 874
875
Comision Ejecutiva Hidroelectrica del Rio Lempa 08/07/25 636,000 101.33 644
679
Comision Ejecutiva Hidroelectrica del Rio Lempa 12/19/25 1,219,000 107.09 1,305
1,301
Comision Federal de Electricidad 03/20/25 288,000 84.99 245
247
COMM Mortgage Trust 11/21/24 500,000 101.41 507
513
Commonbond Student Loan Trust 11/27/18 55,131 100.63 55
51
Commonbond Student Loan Trust 06/02/20 53,723 99.99 54
44
Commonbond Student Loan Trust 03/10/21 164,917 100.00 165
129
Connect Finco SARL / Connect US Finco LLC 09/11/24 766,000 104.84 803
813
Connect Holding II LLC 08/14/25 672,000 97.40 654
659
Connecticut Avenue Securities Trust 01/11/22 700,000 100.00 700
713
Connecticut Avenue Securities Trust 03/02/22 1,200,000 92.02 1,104
1,225
Connecticut Avenue Securities Trust 05/07/24 600,000 106.23 637
628
Connecticut Avenue Securities Trust 09/10/24 500,000 108.06 540
537
Connecticut Avenue Securities Trust 02/05/25 500,000 101.20 506
506
Connecticut Avenue Securities Trust 02/05/25 700,000 101.56 711
707
Connecticut Avenue Securities Trust 07/29/25 1,000,000 103.12 1,031
1,034
Consolidated Energy Finance SA 09/30/21 1,709,000 85.73 1,465
1,412
Constellation Software, Inc. 12/19/25 625,000 101.02 631
629
CoreWeave, Inc. 01/29/26 156,000 98.98 154
154
Corp. Nacional del Cobre de Chile 12/14/22 615,000 75.46 464
397
Corp. Nacional del Cobre de Chile 01/08/25 782,000 104.96 821
837
Corp. Nacional del Cobre de Chile 04/28/25 2,195,000 106.69 2,322
2,349
Costa Rica Government International Bond 09/08/25 1,167,000 104.01 1,214
1,218
Costa Rica Government International Bond 12/22/25 200,000 109.19 218
216
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 03/17/25 185,000 101.89 188
190
CPI CG, Inc. 12/19/25 109,000 105.83 115
116
CPI Property Group SA 07/10/24 EUR 500,000 118.49 592
634
CPI Property Group SA 07/10/24 EUR 660,000 99.33 656
684
CPI Property Group SA 11/06/24 EUR 720,000 90.41 651
712
CPI Property Group SA 12/19/25 EUR 100,000 116.33 116
118
CPUK Finance, Ltd. 01/29/26 GBP 500,000 136.55 683
676
CQP Holdco, LP / BIP-V Chinook Holdco LLC 05/27/21 1,038,000 99.79 1,036
1,032
Credit Acceptance Corp. 12/19/25 766,000 100.39 769
769
Credit Agricole SA 08/14/25 145,000 102.52 149
149
Crescent Energy Finance LLC 12/19/25 220,000 103.16 227
226
Crescent Energy Finance LLC 01/29/26 155,000 99.75 155
154
Crown European Holdings SA 05/09/23 EUR 250,000 109.62 274
310
CSC Holdings LLC 07/16/21 243,000 65.42 159
90
CSC Holdings LLC 10/11/24 520,000 97.80 509
380
CSTL Commercial Mortgage Trust 01/29/26 500,000 100.18 501
501
CTR Partnership, LP / CareTrust Capital Corp. 06/12/25 646,000 97.50 630
635
CVR Energy, Inc. 01/10/20 942,000 98.25 926
941
CVR Energy, Inc. 01/29/26 424,000 100.00 424
423
DAE Sukuk Difc, Ltd. 10/08/25 695,000 99.53 692
685
Danaos Corp. 01/06/26 563,000 100.87 568
566
Danaos Corp. 01/29/26 149,000 103.30 154
154
Darling Ingredients, Inc. 01/06/26 116,000 100.07 116
116
DBC Mortgage Trust 10/20/25 750,000 100.00 750
751
DBR Land Holdings LLC 11/19/25 138,000 100.00 138
141
DBWF Mortgage Trust 10/25/18 1,000,000 92.44 924
976

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
162 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Deutsche Telekom International Finance BV 07/12/24 62,000 98.91 61
62
Development Bank of the Republic of Belarus JSC 07/11/19 942,000 100.00 942
488
Digicel International Finance, Ltd. / Difl US LLC 07/30/25 716,000 101.73 728
743
Directv Financing LLC 12/19/25 707,000 101.20 715
716
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 07/22/21 2,084,000 100.09 2,086
2,094
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 05/12/25 744,000 101.26 753
766
DISH DBS Corp. 11/10/21 453,000 96.39 437
438
DISH DBS Corp. 10/01/24 453,000 97.39 441
440
DK Trust 08/12/25 750,000 99.76 748
752
Dominican Republic International Bond 05/14/25 2,804,000 104.52 2,931
2,993
Dominican Republic International Bond 06/05/25 202,000 92.35 187
200
Dominican Republic International Bond 06/05/25 175,000 98.56 172
187
Dominican Republic International Bond 10/22/25 1,096,000 100.06 1,097
1,092
Domino's Pizza Master Issuer LLC 11/06/19 912,000 100.00 912
882
Domino's Pizza Master Issuer LLC 04/08/21 583,500 100.00 583
531
Dotdash Meredith Inc. 12/19/25 821,000 91.98 755
754
Dresdner Funding Trust I 03/02/22 873,000 109.13 953
959
Driven Brands Funding LLC 05/30/24 256,875 87.21 224
243
Dryden 30 Senior Loan Fund 10/05/18 500,000 99.61 498
501
DT Midstream, Inc. 06/12/25 652,000 98.20 640
645
Dynamo Newco II GmbH 09/25/24 EUR 300,000 116.75 350
357
Ecuador Government International Bond 08/02/23 1,006,295 70.60 710
918
Ecuador Government International Bond 02/29/24 88,699 55.58 49
75
Ecuador Government International Bond 01/26/26 1,244,000 100.00 1,244
1,258
Ecuador Government International Bond 01/26/26 723,000 100.00 723
742
EDO Sukuk, Ltd. 06/26/24 554,000 100.00 554
576
EDP SA 05/20/25 EUR 300,000 112.04 336
362
EDP SA 11/24/25 EUR 500,000 117.68 588
594
Education Management Corp. 04/29/15 4,460,190 — 327
—
Egypt Government International Bond 04/15/24 2,981,000 87.66 2,613
2,877
Egypt Government International Bond 10/03/25 1,087,000 107.23 1,166
1,183
eircom Finance DAC 04/28/25 EUR 600,000 117.61 706
723
El Salvador Government International Bond 07/21/25 1,095,000 110.59 1,211
1,241
Electricite de France SA 11/28/22 GBP 700,000 122.48 857
968
Electricite de France SA 02/28/23 EUR 1,000,000 108.17 1,082
1,179
Electricite de France SA 01/10/24 EUR 200,000 96.28 193
229
Electricite de France SA 09/10/24 GBP 800,000 138.98 1,112
1,147
Elevation CLO, Ltd. 02/07/25 300,000 100.00 300
300
Elevation CLO, Ltd. 01/23/26 500,000 100.00 500
500
ELFI Graduate Loan Program 06/18/20 67,033 99.98 67
63
Elia Group SA 01/02/24 EUR 600,000 115.15 706
746
Ellington Financial Mortgage Trust 11/05/19 72,055 99.97 72
71
Ellington Financial Mortgage Trust 04/14/22 359,211 99.59 358
357
Embecta Corp. 07/18/25 170,000 91.17 155
159
Embecta Corp. 07/23/25 181,000 97.28 176
176
Emeria SA 08/28/25 EUR 500,000 103.88 519
497
Empresa de Transmision Electrica SA 12/19/25 1,216,000 77.58 943
936
Empresa de Transporte de Pasajeros Metro SA 06/16/17 568,000 106.88 607
526
Empresa Nacional del Petroleo 11/02/17 338,000 91.61 310
283
EMRLD Borrower, LP / Emerald Co-Issuer, Inc. 05/04/23 EUR 400,000 110.14 441
492
Encore Capital Group, Inc. 12/19/25 265,000 100.86 267
268
Encore Capital Group, Inc. 12/19/25 GBP 400,000 130.44 522
526
Enel Finance International NV 06/12/25 673,000 95.06 640
641
Enel SpA 01/07/25 EUR 1,000,000 114.76 1,148
1,203
Energia Group Roi Financeco DAC 07/20/23 EUR 1,000,000 118.82 1,188
1,227
Energizer Gamma Acquisition BV 06/09/21 EUR 575,000 109.68 631
668
Energizer Holdings, Inc. 12/01/25 564,000 95.47 538
542
Engineering - Ingegneria Informatica - SpA 05/09/23 EUR 300,000 108.88 327
372
Engineering - Ingegneria Informatica - SpA 12/19/25 EUR 100,000 119.76 120
119
Enova International, Inc. 10/10/25 272,000 105.49 287
288
Entain PLC 01/26/26 EUR 500,000 119.94 600
595
Entegris, Inc. 05/01/25 2,222,000 99.20 2,204
2,222
Enviri Corp. 02/24/25 641,000 98.74 633
642
Esab Corp. 01/29/26 150,000 102.83 154
154
Eskom Holdings SOC, Ltd. 01/28/21 1,012,000 103.15 1,044
1,084
Esselunga SpA 10/27/21 EUR 670,000 116.22 779
781
Eutelsat SA 11/01/23 EUR 900,000 110.03 990
1,059
Eutelsat SA 04/05/24 EUR 700,000 103.04 721
801

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 163
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Eutelsat SA 01/07/25 EUR 100,000 95.21 95
126
Evergy Missouri West, Inc. 11/13/24 80,000 100.34 80
81
EW Scripps Co. (The) 07/29/25 530,000 99.79 529
528
Export-Import Bank of India 11/06/24 400,000 94.65 379
383
Extended Stay America Trust 09/26/25 500,000 100.00 500
505
Extended Stay America Trust 01/21/26 500,000 100.00 500
502
Ferguson Finance PLC 10/02/24 560,000 100.72 564
564
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 10/10/25 796,000 96.16 765
770
Fiber Bidco SpA 05/09/24 EUR 700,000 112.51 788
801
Fibercop SpA 04/23/25 200,000 95.57 191
202
Fibercop SpA 04/25/25 500,000 94.83 474
490
Fibercop SpA 06/18/25 EUR 500,000 119.44 597
606
FIBRA Prologis 01/07/26 651,000 99.41 647
640
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 12/19/25 1,194,552 104.82 1,252
1,244
First Quantum Minerals, Ltd. 02/19/25 490,000 100.00 490
526
First Quantum Minerals, Ltd. 12/19/25 240,000 104.75 251
252
FirstEnergy Pennsylvania Electric Co. 06/13/25 643,000 97.81 629
631
Five Point Operating Co., LP 12/19/25 738,000 104.16 769
767
Flagstar Mortgage Trust 10/24/18 390,381 102.83 401
388
Flagstar Mortgage Trust 06/03/19 65,409 102.52 67
61
Flagstar Mortgage Trust 02/04/21 114,915 102.50 118
109
Flutter Treasury DAC 05/22/25 719,000 100.00 719
731
Fontainebleau Miami Beach Mortgage Trust 12/05/24 250,000 100.00 250
252
Forestar Group, Inc. 04/28/25 526,000 98.11 516
539
Fortrea Holdings, Inc. 03/05/25 325,000 96.40 313
331
Freddie Mac STACR REMIC Trust 03/08/23 273,732 99.48 272
274
Freddie Mac STACR REMIC Trust 09/26/23 200,000 104.55 209
208
Freddie Mac STACR REMIC Trust 02/12/25 700,000 100.00 700
701
Freddie Mac STACR REMIC Trust 05/01/25 500,000 100.00 500
503
FREMF Mortgage Trust 03/24/21 13,040,742 0.03 3
3
FREMF Mortgage Trust 03/24/21 3,675,088 0.04 2
2
Froneri Lux FinCo SARL 07/16/25 EUR 250,000 118.76 297
299
Froneri Lux FinCo SARL 01/16/26 EUR 430,000 116.29 500
513
Frontier Communications Holdings LLC 12/19/25 109,000 104.34 114
112
FS Rialto 2025-FL10 Issuer LLC 01/31/25 500,000 99.76 499
498
Full House Resorts, Inc. 04/29/25 546,000 95.55 522
499
Gabon Government International Bond 03/17/25 400,000 81.88 328
335
Galaxy Bidco, Ltd. 12/05/24 GBP 173,000 127.52 221
249
Galaxy CLO, Ltd. 05/19/25 550,000 100.00 550
552
GAM Re-REMIC Trust 04/01/21 1,258,000 109.76 1,381
1,144
GAM Re-REMIC Trust 04/01/21 837,000 73.10 612
771
GAM Re-REMIC Trust 01/28/22 28,546 85.38 24
28
Gartner, Inc. 03/17/25 667,000 96.30 642
643
Garuda Indonesia Persero Tbk PT 12/19/25 1,251,521 90.14 1,128
1,158
Gatwick Airport Finance PLC 11/12/25 GBP 800,000 134.76 1,078
1,103
Gazprom PJSC Via Gaz Capital SA 08/17/16 1,000,000 111.91 1,119
723
Genesee & Wyoming, Inc. 12/19/25 844,000 103.12 870
871
GENMAB Finance LLC 11/18/25 1,076,000 102.14 1,094
1,104
GENMAB Finance LLC 11/18/25 1,045,000 104.82 1,088
1,105
Genting New York LLC / GENNY Capital, Inc. 12/19/25 667,000 102.92 686
689
Georgian Railway JSC 04/07/22 844,000 93.81 792
806
GFL Environmental, Inc. 05/01/25 559,000 104.47 583
585
GFL Environmental, Inc. 08/14/25 146,000 97.35 142
143
GGAM Finance, Ltd. 12/27/23 925,000 100.99 934
940
GGAM Finance, Ltd. 01/02/25 638,000 101.75 649
649
Ghana Government International Bond 10/09/24 181,125 90.41 164
177
Ghana Government International Bond 11/20/24 946,750 95.12 901
928
Ghana Government International Bond 12/19/25 200,000 92.01 184
182
Global Infrastructure Solutions, Inc. 01/10/24 822,000 93.68 770
823
Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP 06/09/22 830,000 95.94 796
808
Global Partners, LP / GLP Finance Corp. 07/18/25 70,000 100.59 70
72
Globe Telecom, Inc. 12/29/25 713,000 99.68 711
710
Goat Holdco LLC 10/30/25 1,044,000 102.70 1,072
1,073
goeasy, Ltd. 10/10/25 494,000 102.68 507
508
goeasy, Ltd. 12/19/25 807,000 95.29 769
769
GoodLeap Sustainable Home Solutions Trust 06/09/21 952,624 99.96 952
731
Grand City Properties SA 03/25/25 EUR 500,000 109.78 549
589
Gray Oak Pipeline LLC 03/17/25 115,000 97.31 112
114

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
164 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Grifols SA 12/11/24 EUR 680,000 104.94 714
843
Grifols SA 01/27/26 1,109,000 98.70 1,095
1,093
GrubHub Holdings, Inc. 09/29/25 74,782 100.47 75
62
Grupo Energia Bogota SA ESP 12/19/25 1,180,000 98.85 1,166
1,161
GS Mortgage Securities Trust 08/01/19 821,613 105.32 865
787
GS Mortgage Securities Trust 12/06/21 440,389 96.70 426
347
GS Mortgage Securities Trust 01/10/22 780,950 97.55 762
651
GS Mortgage Securities Trust 03/08/23 500,000 99.89 499
503
GS Mortgage Securities Trust 12/12/25 1,123,344 99.92 1,122
1,126
GS Mortgage-Backed Securities Trust 03/12/21 694,660 101.27 703
580
GS Mortgage-Backed Securities Trust 05/14/21 350,124 97.00 340
283
GS Mortgage-Backed Securities Trust 06/03/21 839,969 103.53 870
754
GS Mortgage-Backed Securities Trust 06/15/21 720,018 100.47 723
601
GS Mortgage-Backed Securities Trust 06/15/21 800,000 100.82 807
591
GS Mortgage-Backed Securities Trust 09/22/21 887,473 100.80 895
740
GS Mortgage-Backed Securities Trust 01/21/25 381,287 99.26 378
385
GS Mortgage-Backed Securities Trust 01/14/26 1,000,000 99.63 996
996
GSAT Trust 06/25/25 400,000 100.00 400
400
GSJP Trust 12/09/25 500,000 100.00 500
502
Guala Closures SpA 01/26/26 EUR 400,000 118.61 474
469
Guatemala Government International Bond 10/24/25 389,000 100.58 391
389
Guatemala Government International Bond 12/19/25 200,000 99.75 199
199
Gulfport Energy Operating Corp. 01/06/26 746,000 103.33 771
770
Harvest Midstream I, LP 08/05/20 1,206,000 100.98 1,218
1,222
Hazine Mustesarligi Varlik Kiralama AS 06/24/25 1,288,000 99.67 1,284
1,345
Hazine Mustesarligi Varlik Kiralama AS 12/22/25 1,252,000 104.78 1,312
1,307
Heathrow Finance PLC 05/14/24 GBP 500,000 131.35 657
695
Heathrow Finance PLC 01/29/26 GBP 200,000 131.53 263
260
Herc Holdings, Inc. 05/15/25 128,000 100.00 128
135
Herc Holdings, Inc. 05/15/25 101,000 100.00 101
106
Hertz Corp. (The) 05/12/25 762,000 100.52 766
767
Hilcorp Energy I, LP / Hilcorp Finance Co. 08/27/25 891,000 96.05 856
862
Hilcorp Energy I, LP / Hilcorp Finance Co. 12/08/25 184,000 94.34 174
177
Hilcorp Energy I, LP / Hilcorp Finance Co. 01/29/26 1,083,000 101.15 1,095
1,092
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower,
Inc. 01/29/26 150,000 102.38 154
153
Hilton Grand Vacations, Inc. 12/19/25 822,000 93.35 767
768
HLF Financing SARL LLC / Herbalife International, Inc. 11/22/23 1,390,000 88.10 1,225
1,317
HLF Financing SARL LLC / Herbalife International, Inc. 04/05/24 930,000 101.06 940
1,000
HLTN Commercial Mortgage Trust 05/31/24 500,000 99.77 499
503
HNI Corp. 01/02/24 1,215,000 97.63 1,191
1,200
Holding d'Infrastructures des Metiers de l'Environnement 09/20/24 EUR 710,000 107.79 765
788
House of Fraser Funding PLC 06/13/17 GBP 400,000 103.15 413
—
HRB Winddown, Inc. 12/18/20 970,000 — —
—
Hungary Government International Bond 07/19/23 334,000 101.05 337
346
Hungary Government International Bond 06/16/25 646,000 97.94 633
672
Hungary Government International Bond 06/16/25 542,000 99.99 542
554
Hungary Government International Bond 10/07/25 2,045,000 102.63 2,099
2,092
Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 11/13/24 1,048,000 100.37 1,052
1,057
ICICI Bank, Ltd. 03/24/25 114,000 98.33 112
113
ICNQ Mortgage Trust 11/04/24 600,000 100.87 605
621
iHeartCommunications, Inc. 01/13/25 375,000 87.55 328
344
iHeartCommunications, Inc. 12/18/25 550,326 96.13 529
520
IHO Verwaltungs GmbH 01/07/25 EUR 300,000 105.68 317
385
iliad SA 09/02/25 EUR 300,000 117.19 352
360
Imperial Brands Finance PLC 03/17/25 609,000 102.59 625
626
Imperial Fund Mortgage Trust 04/14/22 325,560 99.98 325
324
Industrial Subordinated Trust 01/08/26 444,000 99.79 443
451
Industrias Penoles SAB de CV 12/02/25 174,000 98.08 171
172
INEOS Quattro Finance 2 PLC 12/19/25 EUR 200,000 88.43 177
177
Infraestructura Energetica Nova SAPI de CV 06/03/22 162,000 96.91 157
160
InRetail Consumer 02/07/24 656,000 97.24 638
639
Instituto Costarricense de Electricidad 02/07/18 1,236,000 91.86 1,135
1,227
International Flavors & Fragrances, Inc. 08/05/24 137,000 95.69 131
132
Intesa Sanpaolo SpA 12/19/25 675,000 95.60 645
647
INTOWN Mortgage Trust 03/05/25 500,000 100.00 500
502
Inversion Escrow Issuer LLC 07/24/25 363,000 100.00 363
360
ION Platform Finance SARL 09/30/25 EUR 160,000 117.41 188
173

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 165
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
ION Platform Finance SARL 09/30/25 EUR 160,000 117.41 188
171
ION Platform Finance US, Inc. 09/30/25 200,000 99.37 199
176
Iron Mountain, Inc. 05/12/21 275,000 98.88 272
271
ITC Holdings Corp. 04/16/24 626,000 100.83 631
634
Ithaca Energy North Sea PLC 01/06/26 736,000 104.78 771
771
ITT Holdings LLC 06/23/21 395,000 99.96 395
381
Ivory Coast Government International Bond 01/23/24 350,000 98.28 344
377
Ivory Coast Government International Bond 03/25/25 218,000 97.63 213
232
Ivory Coast Government International Bond 12/19/25 200,000 99.68 199
198
Ivory Coast Government International Bond 12/22/25 200,000 107.75 215
213
J.G. Wentworth XLII LLC 10/02/18 382,099 99.97 382
350
Jacobs Entertainment, Inc. 09/09/25 859,000 97.77 840
848
JB Poindexter & Co., Inc. 12/07/23 1,049,000 101.92 1,069
1,092
Jefferson Capital Holdings LLC 07/28/21 763,000 99.81 762
762
Jefferson Capital Holdings LLC 01/30/24 351,000 100.00 351
369
Jefferson Capital Holdings LLC 04/29/25 477,000 101.73 485
503
JH North America Holdings, Inc. 06/03/25 377,000 101.09 381
384
JH North America Holdings, Inc. 06/03/25 375,000 101.22 380
383
Jordan Government International Bond 04/04/23 172,000 99.32 171
180
Jordan Government International Bond 01/17/24 830,000 103.37 858
871
Jordan Government International Bond 12/19/25 200,000 101.10 202
201
JPMorgan Mortgage Trust 12/06/18 664,747 91.11 606
625
JPMorgan Mortgage Trust 01/18/19 20,593 99.92 21
19
JPMorgan Mortgage Trust 03/22/19 13,570 100.97 14
13
JPMorgan Mortgage Trust 01/24/20 279,388 103.79 290
251
JPMorgan Mortgage Trust 01/28/20 42,813 101.52 43
38
JPMorgan Mortgage Trust 01/30/20 333,549 100.95 337
296
JPMorgan Mortgage Trust 06/02/20 124,426 101.78 127
113
JPMorgan Mortgage Trust 07/15/20 590,581 103.43 611
597
JPMorgan Mortgage Trust 07/21/20 388,937 106.22 413
346
JPMorgan Mortgage Trust 08/20/20 219,259 104.83 230
206
JPMorgan Mortgage Trust 10/28/20 139,363 102.81 143
122
JPMorgan Mortgage Trust 11/10/20 54,657 102.48 56
50
JPMorgan Mortgage Trust 01/19/21 263,239 102.96 271
220
JPMorgan Mortgage Trust 05/21/21 196,153 100.89 198
164
JPMorgan Mortgage Trust 04/27/22 382,712 91.22 349
333
JPMorgan Mortgage Trust 09/21/23 964,239 92.06 888
957
JPMorgan Mortgage Trust 09/21/23 475,938 97.71 465
483
JPMorgan Mortgage Trust 04/17/24 506,600 99.70 505
513
JPMorgan Mortgage Trust 10/29/24 1,000,000 97.13 971
1,005
JPMorgan Mortgage Trust 01/14/25 730,304 96.78 707
734
JSCB Agrobank 01/15/25 463,000 102.15 473
507
Kaixo Bondco Telecom SA 09/02/22 EUR 100,000 89.45 89
120
Kazakhstan Government International Bond 06/24/25 576,000 100.00 576
581
Kazakhstan Government International Bond 10/23/25 434,000 102.41 444
440
Kazakhstan Government International Bond 10/23/25 238,000 99.52 237
236
Kazakhstan Government International Bond 12/22/25 337,000 99.41 335
334
KazMunayGas National Co. JSC 07/23/24 319,000 85.00 271
299
KazMunayGas National Co. JSC 12/19/25 862,000 100.88 870
864
Khazanah Capital, Ltd. 12/19/25 1,376,000 102.19 1,406
1,399
Khazanah Global Sukuk Bhd 12/17/25 242,000 101.46 246
245
Kingston Airport Revenue Finance, Ltd. 09/25/24 299,000 99.97 299
305
Kioxia Holdings Corp. 07/16/25 261,000 100.00 261
270
Kioxia Holdings Corp. 07/16/25 739,000 102.47 757
772
Kondor Finance PLC 01/28/21 1,391,732 90.25 1,256
1,062
KSL Commercial Mortgage Trust 11/27/24 582,544 99.76 581
581
Kuwait International Government Bond 09/30/25 2,509,000 100.00 2,509
2,472
La Poste SA 01/09/25 EUR 200,000 102.34 205
247
LCM 28, Ltd. 10/16/18 500,000 100.00 500
502
LCPR Senior Secured Financing Designated Acitivity Co. 10/22/19 336,000 100.51 338
235
Lebanon Government International Bond 02/14/19 213,000 100.00 213
62
Lebanon Government International Bond 10/31/22 1,227,000 16.45 202
358
Lebanon Government International Bond 07/18/25 757,000 28.95 219
221
Lebanon Government International Bond 12/22/25 488,000 29.49 144
141
Level 3 Financing, Inc. 08/04/25 625,000 100.00 625
648
Level 3 Financing, Inc. 09/12/25 282,000 89.71 253
263
Level 3 Financing, Inc. 01/05/26 429,645 102.02 438
440
LG Energy Solution, Ltd. 08/14/25 141,000 102.80 145
146

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
166 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Liberty Mutual Group, Inc. 05/03/22 51,000 127.86 65
58
LifePoint Health, Inc. 07/31/23 989,000 102.72 1,016
1,062
LifePoint Health, Inc. 09/29/23 1,794,000 106.94 1,897
1,958
LifePoint Health, Inc. 05/09/24 1,547,000 102.94 1,592
1,635
LifePoint Health, Inc. 05/12/25 707,000 108.16 765
768
Lightning Power LLC 08/07/24 962,000 102.12 982
1,024
Live Nation Entertainment, Inc. 04/08/20 382,000 96.64 369
382
LMNT CRE LLC 11/21/25 500,000 100.00 500
501
LoanCore Issuer, Ltd. 01/24/25 500,000 99.76 499
500
LoanCore Issuer, Ltd. 10/20/25 750,000 100.00 750
750
Louisiana-Pacific Corp. 11/03/25 659,000 96.88 638
639
LPL Holdings, Inc. 03/17/25 651,000 97.71 636
642
LSTR Trust 01/27/26 1,000,000 100.00 1,000
1,000
Lumen Technologies, Inc. 12/19/25 114,300 99.76 114
114
Lumen Technologies, Inc. 12/19/25 114,400 99.88 114
114
Luna 1.5 SARL 08/08/25 EUR 350,000 120.75 423
434
Luna 2 5SARL 06/18/25 EUR 100,000 114.75 115
121
Madison Park Funding, Ltd. 05/30/24 250,000 100.00 250
251
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp. 01/29/26 148,000 103.90 154
154
Malaysia Wakala Sukuk 12/12/25 500,000 71.67 358
355
Market Street CLO Ltd. 10/16/25 1,400,000 100.00 1,400
1,401
Marks & Spencer PLC 09/27/18 588,000 108.57 644
644
Mattamy Group Corp. 04/29/20 620,000 94.64 587
604
Mattel, Inc. 02/25/25 223,000 95.93 214
218
Mauser Packaging Solutions Holding Co. 11/26/25 807,000 94.36 761
794
Mauser Packaging Solutions Holding Co. 11/26/25 858,000 98.84 848
874
Maya SAS 04/30/24 EUR 150,000 106.72 160
189
Mazoon Assets Co. SAOC 0 1,584,000 101.75 1,612
1,609
Mazoon Assets Co. SAOC 10/02/24 254,000 99.78 253
258
Mazoon Assets Co. SAOC 12/19/25 1,071,000 100.80 1,080
1,078
McGraw-Hill Education, Inc. 11/01/24 474,000 99.01 469
476
MDGH GMTN RSC, Ltd. 06/05/25 309,000 68.34 211
217
Mello Mortgage Capital Acceptance 01/24/20 828,207 104.51 866
804
Meritage Homes Corp. 10/15/25 119,000 98.12 117
117
METRO AG 06/26/25 EUR 985,000 122.59 1,207
1,226
METRO AG 06/27/25 EUR 350,000 120.62 422
430
Mexico City Airport Trust 01/28/21 225,000 100.59 226
194
Mexico Generadora de Energia S de RL de CV 12/19/25 633,417 101.81 645
640
MF1 Multifamily Housing Mortgage Trust 08/15/25 500,000 100.00 500
502
MF1 Multifamily Housing Mortgage Trust 01/23/26 1,000,000 100.00 1,000
1,001
MF1 Multifamily Housing Mortgage Trust 01/28/26 1,000,000 100.00 1,000
999
MHC Commercial Mortgage Trust 12/12/23 320,000 97.46 312
320
MHP Commercial Mortgage Trust 03/26/24 240,000 99.44 239
240
MHP Commercial Mortgage Trust 08/19/25 350,000 100.00 350
351
Midwest Connector Capital Co. LLC 03/24/25 634,000 100.07 634
634
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 07/06/22 667,000 93.01 620
655
Millrose Properties, Inc. 09/08/25 338,000 100.00 338
342
Mobico Group PLC 12/23/24 EUR 250,000 105.45 264
253
Mobico Group PLC 06/02/25 GBP 600,000 123.06 738
762
Mobiliare Latam SA / Mobiliare Latam Mexico SA de CV 11/03/25 478,000 98.67 472
473
Molina Healthcare, Inc. 05/28/20 1,326,000 98.52 1,308
1,305
Molina Healthcare, Inc. 11/13/24 1,316,000 100.29 1,320
1,325
Molina Healthcare, Inc. 01/29/26 150,000 102.42 154
154
Mongolia Government International Bond 02/19/25 200,000 99.86 200
208
Montego Bay Airport Revenue Finance, Ltd. 08/07/25 200,000 100.66 201
199
Morgan Stanley Capital I Trust 06/05/19 377,000 88.44 333
303
Morgan Stanley Residential Mortgage Loan Trust 04/29/24 488,794 103.64 507
525
Morocco Government International Bond 12/08/25 954,000 108.31 1,033
1,026
Mosaic Solar Loan Trust 11/27/18 45,614 98.64 45
41
Mosaic Solar Loan Trust 11/27/18 118,979 99.12 118
111
Mosaic Solar Loan Trust 06/12/20 157,242 99.98 157
133
Mosaic Solar Loan Trust 03/10/21 469,424 99.50 467
367
Mosaic Solar Loan Trust 03/24/21 177,966 100.13 178
143
Mosaic Solar Loan Trust 06/15/21 295,034 99.57 294
228
Moss Creek Resources Holdings, Inc. 12/19/25 789,000 95.59 754
767
MPH Acquisition Holdings LLC 05/03/23 167,000 86.88 145
125
Mumtalakt Sukuk Holding Co. 12/19/25 1,210,000 98.78 1,195
1,195
Mundys SpA 08/04/22 EUR 650,000 106.14 690
761

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 167
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Muthoot Finance, Ltd. 01/29/26 694,000 100.00 694
693
MVM Energetika Zrt. 01/23/24 435,000 102.12 444
460
MVM Energetika Zrt. 12/19/25 570,000 105.64 602
601
Nakilat, Inc. 06/15/17 70,332 108.86 77
74
Navesink CLO, Ltd. 12/19/25 350,000 100.00 350
350
Navient Private Education Refi Loan Trust 11/03/20 83,061 99.99 83
79
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
370
Neptune Bidco US, Inc. 01/21/26 650,000 100.44 653
662
Neptune Bidco US, Inc. 01/21/26 526,000 102.46 539
540
NESCO Holdings II, Inc. 10/28/25 1,880,000 98.43 1,850
1,853
Neuberger Berman Loan Advisers CLO, Ltd. 06/27/24 550,000 100.00 550
553
New Enterprise Stone & Lime Co., Inc. 10/24/25 638,000 99.55 635
638
New Flyer Holdings, Inc. 12/19/25 713,000 107.72 768
767
New Home Co., Inc. (The) 07/08/25 299,000 102.05 305
312
New Immo Holding SA 04/29/24 EUR 700,000 113.19 792
868
New Immo Holding SA 12/27/24 EUR 400,000 99.11 396
483
New Immo Holding SA 01/09/25 EUR 500,000 108.78 544
593
New Immo Holding SA 12/19/25 EUR 300,000 118.93 357
362
Newell Brands, Inc. 05/08/25 650,000 102.28 665
682
News Corp. 03/17/25 662,000 96.42 638
645
Nexi SpA 08/02/24 EUR 200,000 99.72 199
219
Nexstar Broadcasting, Inc. 01/06/26 565,000 100.10 566
565
Nexstar Media Group, Inc. 10/24/25 1,320,000 99.25 1,310
1,312
NGG Finance PLC 09/21/22 EUR 800,000 98.79 790
934
NGL Energy Operating LLC 01/25/24 920,000 101.95 948
963
NGL Energy Operating LLC 01/25/24 1,059,000 102.57 1,085
1,099
NGPL PipeCo LLC 03/03/22 103,000 127.29 131
120
Nidda Healthcare Holding GmbH 04/29/25 EUR 800,000 115.74 926
978
Nigeria Government International Bond 06/05/25 1,456,000 105.71 1,583
1,648
Nigeria Government International Bond 11/05/25 449,000 100.00 449
479
Nissan Motor Acceptance Co. LLC 03/04/25 1,518,000 100.93 1,532
1,536
Nissan Motor Acceptance Co. LLC 03/04/25 24,000 99.68 24
24
Nissan Motor Co., Ltd. 03/06/25 EUR 1,000,000 111.50 1,115
1,174
Nissan Motor Co., Ltd. 11/03/25 136,000 98.28 134
134
Nissan Motor Co., Ltd. 12/19/25 1,482,000 94.68 1,403
1,398
Nordea Bank Abp 08/14/25 634,000 99.97 634
635
Northriver Midstream Finance, LP 08/07/24 1,412,000 101.67 1,436
1,437
Novelis Corp. 12/19/25 794,000 96.41 766
769
Novelis Corp. 01/29/26 148,000 104.00 154
153
NRG Energy, Inc. 05/20/24 133,000 94.52 126
129
NRG Energy, Inc. 12/02/25 91,000 110.55 101
100
NXPT Commercial Mortgage Trust 10/01/24 500,000 98.58 493
506
NYC Commercial Mortgage Trust 10/23/25 500,000 99.67 498
503
Oaktree CLO, Ltd. 08/23/24 250,000 100.00 250
251
OBX Trust 01/15/20 86,621 101.48 88
79
OBX Trust 02/16/23 338,216 96.33 326
333
OBX Trust 09/25/24 86,717 101.07 88
87
Ocado Group PLC 08/01/24 GBP 600,000 133.36 800
830
Ocado Group PLC 12/18/25 GBP 300,000 122.06 366
373
OCP CLO, Ltd. 08/07/24 500,000 100.00 500
501
OCP SA 10/10/17 326,000 116.15 375
336
OCP SA 01/15/25 766,000 105.81 811
833
Odido Group Holding BV 12/09/21 EUR 600,000 112.91 677
718
Oleoducto Central SA 12/19/25 254,000 99.18 252
250
Olympus Water US Holding Corp. 09/21/21 EUR 170,000 117.30 199
188
Olympus Water US Holding Corp. 01/15/24 EUR 200,000 104.57 209
235
Oman Government International Bond 10/26/22 200,000 100.00 200
208
Oman Sovereign Sukuk Co. 10/09/25 858,000 100.00 858
843
Oman Sovereign Sukuk Co. 12/22/25 200,000 99.44 199
197
OmGrid Funding, Ltd. 10/05/17 277,000 100.08 277
278
Omniyat Sukuk 1, Ltd. 08/07/25 630,000 102.86 648
648
ONNI Commercial Mortgage Trust 01/27/26 1,000,000 101.54 1,015
1,016
Ontario Gaming GTA, LP 07/20/23 757,000 100.43 760
727
Open Text Corp. 03/17/25 520,000 103.46 538
537
Open Text Holdings, Inc. 08/16/21 195,000 102.28 199
181
OQ SAOC 07/21/21 893,000 100.23 895
899
Orange SA 09/04/23 EUR 200,000 107.56 215
252
ORL Trust 12/09/24 500,000 99.76 499
503

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
168 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Orsted A/S 02/27/24 EUR 300,000 116.73 350
367
Orsted A/S 12/16/24 EUR 800,000 105.49 844
917
Orsted A/S 03/17/25 GBP 470,000 100.34 472
506
Orsted A/S 06/25/25 EUR 580,000 100.88 585
597
OUTFRONT Media Capital LLC / OUTFRONT Media Capital Corp. 01/06/26 113,000 100.11 113
113
OVH Groupe SAS 01/29/25 EUR 100,000 104.10 104
119
Owens-Brockway Glass Container, Inc. 01/29/26 151,000 101.92 154
154
Owens-Brockway Glass Container, Inc. 01/29/26 150,000 102.16 153
153
Oztel Holdings SPC, Ltd. 12/19/25 228,000 103.94 237
236
Pagaya AI Debt Grantor Trust 01/27/25 299,974 100.00 300
301
Pakistan Global Sukuk Programme Co., Ltd. (The) 09/03/25 906,000 101.59 920
940
Pakistan Water and Power Development Authority 08/25/21 1,051,000 85.31 897
1,024
Palmer Square CLO, Ltd. 03/19/24 1,250,000 100.00 1,250
1,254
Paraguay Government International Bond 11/18/24 400,000 96.76 387
403
Paraguay Government International Bond 06/12/25 694,000 104.03 722
725
Paraguay Government International Bond 12/19/25 200,000 108.99 218
214
Park Blue CLO, Ltd. 01/23/26 750,000 100.00 750
750
Park-Ohio Industries, Inc. 01/29/26 149,000 103.38 154
153
PCF GmbH 10/29/24 EUR 400,000 96.29 385
227
Pebblebrook Hotel, LP / PEB Finance Corp. 01/29/26 151,000 102.36 155
154
Performance Food Group Co. 01/06/26 211,000 100.18 211
211
Performance Food Group, Inc. 10/10/24 148,000 101.08 150
152
Pertamina Hulu Energi PT 05/14/25 537,000 100.00 537
546
Perusahaan Penerbit SBSN Indonesia III 07/16/25 1,209,000 100.00 1,209
1,212
Perusahaan Penerbit SBSN Indonesia III 10/01/25 975,000 100.72 982
977
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 03/19/19 245,000 108.16 265
247
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 01/22/26 200,000 72.11 144
144
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 01/27/26 200,000 99.62 199
199
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 01/29/26 749,000 99.80 748
744
Petroleos de Venezuela SA 01/07/25 2,090,200 29.89 625
626
Petroleos de Venezuela SA 12/16/25 902,700 28.61 258
347
Petroleos de Venezuela SA 01/08/26 502,392 29.74 149
152
Petroleos del Peru SA 10/05/17 1,532,000 80.84 1,246
1,030
Petroleos del Peru SA 03/20/25 1,073,000 78.62 844
810
Petroleos Mexicanos 07/11/19 597,000 79.86 477
442
Petroleos Mexicanos 03/22/22 EUR 1,300,000 111.25 1,446
1,553
Petroleos Mexicanos 10/03/25 EUR 500,000 120.89 604
602
Petroleos Mexicanos 12/19/25 EUR 100,000 116.03 116
117
Petronas Capital, Ltd. 12/14/22 912,000 88.86 810
819
Petronas Capital, Ltd. 10/31/23 684,000 67.17 459
458
Petronas Capital, Ltd. 03/26/25 294,000 100.00 294
305
Petronas Capital, Ltd. 09/10/25 717,000 103.36 741
738
Phinia, Inc. 11/01/24 1,046,000 102.14 1,068
1,090
Pinewood Finco PLC 05/15/24 GBP 900,000 133.00 1,197
1,246
Planet Fitness Master Issuer LLC 12/05/25 200,000 100.00 200
201
Playtika Holding Corp. 05/12/25 196,000 90.57 178
171
PLT VII Finance SARL 05/30/24 EUR 400,000 108.30 433
493
PLT VII Finance SARL 01/29/26 EUR 500,000 120.79 604
596
PMT Loan Trust 10/03/25 473,373 99.50 471
474
PMT Loan Trust 01/08/26 1,000,000 99.50 995
995
PMT Loan Trust 01/15/26 1,000,000 100.12 1,001
1,001
PMT Loan Trust 01/22/26 1,458,987 99.19 1,447
1,451
Port of Spain Waterfront Development 12/19/25 648,633 100.25 650
653
Post Holdings, Inc. 05/12/25 761,000 101.06 769
767
PRA Group Europe Holding II SARL 09/24/25 EUR 250,000 117.39 293
288
PRA Group, Inc. 11/09/21 991,000 95.90 950
908
PRA Group, Inc. 02/14/23 200,000 100.29 201
202
PRA Group, Inc. 05/15/24 727,000 101.07 735
732
Precision Drilling Corp. 01/06/26 761,000 101.31 771
770
Prestige Brands, Inc. 04/05/24 177,000 98.35 174
177
Prime Security Services Borrower LLC / Prime Finance, Inc. 12/09/24 11,000 100.05 11
11
Primo Water Holdings, Inc. / Triton Water Holdings, Inc. 01/06/26 273,000 97.75 267
267
Privatbank CJSC Via UK SPV Credit Finance PLC 01/22/16 1,577,000 61.49 970
5
PRM Trust 06/16/25 250,000 98.43 246
251
PRMI Trust 02/10/25 500,000 98.13 491
500
PRMI Trust 10/07/25 500,000 98.42 492
496
PROG Holdings, Inc. 11/10/21 1,102,000 99.77 1,099
1,090
ProGroup AG 09/10/25 EUR 500,000 119.43 597
606

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 169
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Promigas SA ESP / Gases del Pacifico SAC 12/19/25 675,000 94.43 637
634
Prosus NV 12/02/20 142,000 104.40 148
136
Province of Santa Fe 12/04/25 199,000 98.52 196
194
PTC, Inc. 03/03/21 157,000 101.16 159
155
PTTEP Treasury Center Co., Ltd. 06/15/17 370,000 123.32 456
399
Qatar Petroleum 07/26/22 690,000 90.25 623
619
Q-Park Holding I BV 01/29/26 EUR 300,000 119.53 359
355
Quikrete Holdings, Inc. 12/19/25 567,000 104.11 590
588
Quikrete Holdings, Inc. 01/29/26 311,000 103.92 323
323
QXO Building Products, Inc. 04/23/25 881,000 102.48 903
909
RAC Bond Co. PLC 10/21/21 GBP 250,000 137.88 345
340
Radiology Partners, Inc. 08/20/24 1,443,781 92.68 1,338
1,444
Radiology Partners, Inc. 06/26/25 1,569,000 102.44 1,607
1,652
Railworks Holdings, LP / Railworks Rally, Inc. 11/04/21 639,000 97.28 622
649
Rakuten Group, Inc. 12/19/25 686,000 111.86 767
768
RCKT Mortgage Trust 02/06/20 162,702 100.65 164
142
RCKT Mortgage Trust 03/11/21 128,193 101.50 130
107
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 101.95 275
269
Reliance Industries, Ltd. 02/07/24 647,000 99.00 641
641
Renault SA 06/18/24 EUR 600,000 109.08 654
693
Republic of Azerbaijan Government International Bond 09/21/22 350,000 89.85 314
326
Republic of Kenya Government International Bond 09/10/25 1,252,000 107.98 1,352
1,382
Republic of Kenya Government International Bond 12/19/25 200,000 94.76 190
192
Republic of South Africa Government International Bond 12/04/25 4,108,000 97.63 4,015
3,982
Republic of Uzbekistan Government International Bond 02/14/25 700,000 88.16 617
651
Republic of Uzbekistan Government International Bond 02/19/25 200,000 99.82 200
216
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/03/21 2,373,000 91.39 2,166
2,165
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/02/22 1,170,000 85.44 999
1,002
Resorts World Las Vegas LLC / RWLV Capital, Inc. 01/06/26 100,000 99.48 99
102
RFM Re-REMIC Trust 08/03/22 1,000,000 87.26 873
972
Rithm Capital Corp. 12/19/25 601,000 102.54 616
614
Rithm Capital Corp. 12/19/25 587,000 102.74 603
600
Rocket Cos., Inc. 06/05/25 622,000 101.49 631
637
Rocket Cos., Inc. 06/05/25 613,000 101.95 625
637
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 04/21/22 180,000 90.39 163
169
Rockies Express Pipeline LLC 05/06/20 544,000 97.04 528
536
Rockies Express Pipeline LLC 02/02/22 477,000 101.64 485
488
Rockies Express Pipeline LLC 04/02/24 1,057,000 97.48 1,030
1,054
Rockies Express Pipeline LLC 01/29/26 197,000 109.40 216
215
Rogers Communications, Inc. 05/02/23 1,401,000 97.05 1,360
1,398
Roller Bearing Co. of America, Inc. 01/11/22 169,000 101.16 171
166
Romanian Government International Bond 04/29/25 1,710,000 105.04 1,796
1,897
Romanian Government International Bond 06/05/25 186,000 62.95 117
129
Romanian Government International Bond 06/05/25 206,000 98.96 204
229
Romanian Government International Bond 06/12/25 1,758,000 89.42 1,572
1,602
Romanian Government International Bond 07/09/25 466,000 99.90 466
481
RRD Intermediate Holdings, Inc. 05/12/25 238,502 90.34 215
246
Russian Agricultural Bank OJSC Via RSHB Capital SA 06/14/17 475,000 100.00 475
119
Russian Agricultural Bank OJSC Via RSHB Capital SA 11/14/18 200,000 100.00 200
50
Russian Railways Via RZD Capital PLC 08/04/21 RUB 115,000,000 — 2,046
—
SA Global Sukuk, Ltd. 12/14/22 327,000 91.78 300
296
Sabal Trail Transmission LLC 03/17/25 643,000 99.25 638
639
SABIC Capital I BV 06/05/25 446,000 65.11 290
292
SABIC Capital II BV 10/15/25 149,000 101.04 151
150
Sable International Finance, Ltd. 12/19/25 783,000 101.68 796
791
Sabre Financial Borrower LLC 12/19/25 537,000 101.84 547
543
Sabre GLBL, Inc. 11/25/24 398,000 88.95 354
325
Sabre GLBL, Inc. 05/20/25 88,000 100.00 88
71
Sabre GLBL, Inc. 12/04/25 294,440 86.37 254
236
Sainsbury's Bank PLC 12/03/25 GBP 180,000 145.48 262
267
Santander UK Group Holdings PLC 01/07/25 584,000 92.55 540
543
Saturn Oil & Gas, Inc. 12/19/25 564,000 98.44 555
577
Saudi Arabian Oil Co. 12/14/22 619,000 93.69 580
553
Saudi Arabian Oil Co. 01/29/26 731,000 95.60 699
697
Saudi Electricity Global Sukuk Co. 06/19/17 501,000 107.18 535
494
Saudi Government International Bond 11/06/24 1,893,000 101.49 1,921
1,917
Saudi Government International Bond 06/16/25 770,000 84.44 650
670
Saudi Government International Bond 01/05/26 2,177,000 98.16 2,137
2,121

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
170 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Saudi Government International Bond 01/05/26 2,778,000 99.66 2,769
2,765
SCG Commercial Mortgage Trust 07/30/25 650,000 100.00 650
651
Schaeffler AG 03/23/23 EUR 710,000 110.30 783
842
SDAL Trust 04/17/25 250,000 99.76 249
251
Seadrill Finance, Ltd. 12/19/25 737,000 104.18 768
771
Seagate Data Storage Technology Pte, Ltd. 06/30/25 146,000 95.94 140
143
Seagate Data Storage Technology Pte, Ltd. 06/30/25 192,000 98.43 189
196
Sealed Air Corp. 10/26/16 898,000 105.53 945
945
Sealed Air Corp. 01/29/26 147,000 104.30 153
153
Seaspan Corp. 07/09/21 886,000 92.62 821
842
Senegal Government International Bond 03/03/25 562,000 68.26 384
324
Sequoia Mortgage Trust 09/17/19 40,102 101.54 41
38
Sequoia Mortgage Trust 10/08/19 43,283 101.17 44
39
Sequoia Mortgage Trust 11/14/19 679,751 102.56 697
616
Sequoia Mortgage Trust 06/22/22 442,842 85.11 377
370
Sequoia Mortgage Trust 01/10/25 147,943 99.38 147
150
Sequoia Mortgage Trust 10/08/25 461,770 100.85 466
465
Sequoia Mortgage Trust 01/09/26 1,000,000 97.64 976
974
Serbia International Bond 06/10/25 422,000 86.56 365
371
Serbia International Bond 08/19/25 432,000 102.86 444
448
SES AMERICOM, Inc. 01/29/26 200,000 77.50 155
161
SGL Carbon SE 11/08/24 EUR 200,000 104.86 210
233
Sherwood Financing PLC 08/15/25 EUR 400,000 117.74 471
467
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 05/08/25 EUR 100,000 112.26 112
121
Sinclair Television Group, Inc. 01/29/25 557,000 102.04 568
576
Sinclair Television Group, Inc. 05/12/25 374,000 76.48 286
288
Sirius XM Radio, Inc. 09/24/24 311,000 90.24 281
284
Six Flags Entertainment Corp. 03/24/25 746,000 101.04 754
762
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium
Operations LLC 01/07/26 324,000 101.16 328
331
SK Hynix, Inc. 11/13/24 109,000 102.32 112
114
SMB Private Education Loan Trust 01/22/26 1,054,147 101.60 1,071
1,073
Smithfield Foods, Inc. 12/02/25 131,000 92.32 121
120
Smithfield Foods, Inc. 01/29/26 613,000 101.68 623
623
Smyrna Ready Mix Concrete LLC 09/08/25 917,000 106.53 977
978
SNF Group SACA 03/11/25 EUR 100,000 109.21 109
122
Sociedad Quimica y Minera de Chile SA 01/14/26 440,000 100.00 440
439
Societe Generale SA 11/03/25 630,000 101.05 637
637
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
565
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.97 1,000
918
SoFi Professional Loan Program Trust 03/15/19 816,707 100.32 819
795
SoFi Professional Loan Program Trust 05/14/20 600,000 99.94 600
525
SoFi Professional Loan Program Trust 08/30/21 43,000 1,688.11 726
271
Solstice Advanced Materials, Inc. 12/19/25 180,000 100.77 181
181
Somnigroup International, Inc. 08/05/25 154,000 93.33 144
144
Sonic Capital LLC 01/15/20 520,208 100.00 520
515
Sonic Capital LLC 07/29/21 574,000 100.00 574
498
Sound Point CLO, Ltd. 11/07/25 800,000 100.00 800
800
Sri Lanka Government International Bond 12/20/24 77,223 70.78 55
76
Sri Lanka Government International Bond 12/20/24 398,307 72.14 287
325
Sri Lanka Government International Bond 12/20/24 700,511 80.20 569
693
Standard Chartered PLC 10/14/16 612,000 115.49 698
647
Staples, Inc. 04/19/21 255,185 101.33 259
209
Staples, Inc. 05/23/24 753,000 98.90 745
740
Starwood Property Trust, Inc. 01/06/26 114,000 99.57 113
113
State Oil Co. of the Azerbaijan Republic 10/05/17 233,000 104.10 243
252
Station Casinos LLC 08/05/25 229,000 95.17 218
220
Stonebriar ABF Issuer LLC 11/14/25 629,000 101.81 640
653
Stonex Escrow Issuer LLC 01/29/26 149,000 103.40 154
154
Suburban Propane Partners, LP / Suburban Energy Finance Corp. 12/19/25 570,000 96.17 548
548
Summer BC Holdco B SARL 02/07/25 EUR 600,000 106.84 641
663
Summit Midstream Holdings LLC 12/19/25 112,000 102.48 115
117
SunCoke Energy, Inc. 10/10/25 308,000 93.87 289
290
Sunnova Helios II Issuer LLC 10/26/18 500,435 99.98 500
444
Sunnova Helios II Issuer LLC 10/26/18 738,727 99.98 739
713
Sunnova Helios IV Issuer LLC 06/15/20 300,150 99.99 300
266
Sunnova Sol II Issuer LLC 11/20/20 294,945 99.98 295
243
Sunnova Sol III Issuer LLC 06/11/21 661,613 99.96 661
540

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 171
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Sunoco, LP 09/04/25 171,000 100.00 171
172
Sunoco, LP 09/04/25 1,188,000 100.27 1,191
1,192
Sunoco, LP 12/19/25 734,000 102.94 756
757
Sunoco, LP 01/29/26 1,107,000 100.23 1,110
1,109
Sunrise FinCo I BV 05/21/25 EUR 200,000 113.19 226
239
Sunrun Bacchus Issuer LLC 01/28/25 691,077 99.98 691
690
Sunrun Xanadu Issuer LLC 05/31/19 305,654 100.00 306
293
SWCH Commercial Mortgage Trust 02/05/25 500,000 99.76 499
498
Symphony CLO, Ltd. 03/21/19 500,000 98.11 491
502
Synergy Infrastructure Holdings LLC 11/13/25 68,000 100.00 68
71
Talen Energy Supply LLC 04/28/23 793,000 100.52 797
837
Talen Energy Supply LLC 10/10/25 504,000 100.83 507
511
Talos Production, Inc. 12/19/25 315,000 104.92 330
334
TC Ziraat Bankasi AS 01/15/25 599,000 102.54 614
634
TC Ziraat Bankasi AS 12/19/25 405,000 101.59 411
411
TCW CLO Ltd. 10/01/25 800,000 100.00 800
805
TDC Net A/S 08/15/25 EUR 500,000 121.50 607
620
TDC Net A/S 12/19/25 EUR 200,000 117.40 235
240
Team Health Holdings, Inc. 11/04/24 1,098,154 108.08 1,187
1,160
Team Health Holdings, Inc. 07/23/25 1,312,000 101.12 1,327
1,328
TeamSystem SpA 06/18/25 EUR 160,000 114.75 184
188
Techem Verwaltungsgesellschaft 675 mbH 06/26/25 EUR 700,000 117.38 822
835
Telecommunications Co. Telekom Srbija AD Belgrade 01/15/25 966,000 99.96 966
970
Teleflex, Inc. 01/28/21 156,000 101.88 159
154
Telefonica Europe BV 03/01/23 EUR 200,000 102.66 205
255
Telefonica Europe BV 12/19/25 EUR 300,000 126.66 380
379
Teva Pharmaceutical Finance Netherlands II BV 06/02/23 EUR 800,000 111.57 893
938
Teva Pharmaceutical Finance Netherlands II BV 10/25/23 EUR 1,000,000 104.13 1,041
1,148
Texas Eastern Transmission, LP 12/05/19 74,000 100.94 75
73
Textainer Marine Containers VII, Ltd. 01/22/26 546,000 94.05 513
514
Tierra Mojada Luxembourg II SARL 04/07/22 215,916 91.05 197
212
Topaz Solar Farms LLC 04/02/24 534,988 99.66 533
539
Trade and Development Bank of Mongolia LLC 08/07/25 467,000 98.29 459
469
TransDigm, Inc. 01/29/26 150,000 102.05 153
153
TransDigm, Inc. 01/29/26 148,000 103.71 153
153
Transnet SOC, Ltd. 10/17/23 1,174,000 103.03 1,210
1,239
Transocean Titan Financing, Ltd. 12/19/25 89,857 102.43 92
92
Transportadora de Gas Internacional SA ESP 09/08/25 733,000 101.85 747
745
Travelex Financing PLC 06/13/17 EUR 1,400,000 — 1,657
—
Travelex Issuerco, Ltd. 08/06/20 GBP 2,678,953 126.68 3,394
2,068
Trident TPI Holdings, Inc. 11/01/24 580,000 107.42 623
582
Trinidad & Tobago Government International Bond 01/22/26 643,000 98.55 634
640
Trinidad Generation Unlimited 08/07/25 522,000 103.24 539
548
Triton Container International, Ltd. 02/19/21 294,583 99.85 294
274
Trivium Packaging Finance BV 05/21/25 EUR 350,000 116.43 408
437
TUI Cruises GmbH 11/19/24 EUR 120,000 105.95 127
146
Turk Telekomunikasyon AS 12/19/25 851,000 102.17 869
868
Turkiye Ihracat Kredi Bankasi AS 07/21/21 449,000 99.51 447
452
Turkiye Varlik Fonu Yonetimi AS 04/18/24 397,000 100.74 400
425
Turkiye Varlik Fonu Yonetimi AS 12/19/25 577,000 105.58 609
600
Turning Point Brands, Inc. 12/19/25 250,000 107.05 268
268
TVL Finance PLC 04/21/23 GBP 550,000 134.77 741
753
TXNM Energy, Inc. 01/29/26 761,000 101.03 769
769
UKG, Inc. 01/08/26 486,000 102.48 498
486
Ukraine Government International Bond 04/23/15 1,893,300 64.25 1,377
1,509
Ukraine Government International Bond 10/10/24 1,111,000 56.55 628
625
Ukraine Government International Bond 10/15/25 708,000 44.40 314
343
Unibail-Rodamco-Westfield 10/03/25 EUR 900,000 120.73 1,087
1,098
UniCredit SpA 06/12/25 635,000 101.45 644
646
United Group BV 01/29/26 EUR 500,000 124.02 620
613
United Rentals NA, Inc. 03/17/25 629,000 102.39 644
645
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 11/06/24 962,000 91.81 883
936
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 12/03/25 437,000 98.63 431
441
Univision Communications, Inc. 08/10/23 119,000 100.24 119
123
Upbound Group, Inc. 07/30/25 1,985,000 98.72 1,959
1,966
US Foods, Inc. 03/03/21 213,000 100.72 215
212
US Foods, Inc. 01/29/26 147,000 104.99 154
154
UWM Mortgage Trust 05/27/21 694,860 100.45 698
580

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
172 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Uzauto Motors AJ 12/22/25 497,000 100.34 499
510
Uzauto Motors AJ 01/29/26 822,000 102.75 845
843
Uzbekneftegaz JSC 01/23/24 201,000 89.39 180
195
Var Energi ASA 07/24/23 111,000 101.97 113
117
Var Energi ASA 11/08/23 EUR 500,000 114.39 572
654
Venezuela Government International Bond 07/30/24 1,381,700 19.22 266
475
Venezuela Government International Bond 03/07/25 32,000 18.45 6
14
Venezuela Government International Bond 05/21/25 711,000 22.51 160
269
Venture CLO, Ltd. 02/11/21 1,000,000 100.00 1,000
1,001
Venture Global Calcasieu Pass LLC 07/29/21 236,000 100.00 236
224
Venture Global Calcasieu Pass LLC 07/29/21 416,000 97.80 410
384
Venture Global Calcasieu Pass LLC 11/17/21 470,000 100.00 470
409
Venture Global LNG, Inc. 10/29/25 353,000 106.97 378
374
Venture Global LNG, Inc. 01/26/26 1,067,000 102.50 1,094
1,092
Venture Global Plaquemines LNG LLC 06/30/25 823,000 103.13 849
863
Veolia Environnement SA 09/17/25 EUR 900,000 118.33 1,065
1,075
Verde CLO, Ltd. 08/14/24 300,000 100.00 300
301
Verisure Midholding AB 01/15/21 EUR 300,000 120.79 362
356
Versant Media Group, Inc. 10/23/25 85,000 100.00 85
87
Verus Securitization Trust 02/08/21 1,000,000 99.98 1,000
776
Verus Securitization Trust 06/22/22 378,012 88.82 336
338
ViaSat, Inc. 12/19/25 114,000 100.22 114
114
Vibrantz Technologies, Inc. 10/07/24 322,000 94.69 305
121
VICI Properties, LP / VICI Note Co., Inc. 07/06/22 126,000 96.59 122
126
Viking Cruises, Ltd. 09/29/25 1,168,000 100.00 1,168
1,184
Virgin Media Finance PLC 07/31/25 1,070,000 89.29 943
942
Virgin Media O2 Vendor Financing Notes VII DAC 01/29/26 EUR 200,000 119.81 240
236
Virgin Media Vendor Financing PLC 06/03/20 GBP 250,000 125.83 315
341
Viridien 03/11/25 621,000 103.92 632
668
Viridien 12/19/25 EUR 135,632 123.17 167
172
Vistra Operations Co. LLC 11/03/25 638,000 99.30 634
635
Vmed O2 UK Financing I PLC 09/10/20 GBP 200,000 127.90 256
265
Vmed O2 UK Financing I PLC 06/22/21 GBP 600,000 128.11 769
731
Vmed O2 UK Financing I PLC 06/27/25 EUR 241,000 118.72 286
283
Vodafone Group PLC 02/03/21 EUR 750,000 94.90 712
861
Vodafone Group PLC 01/30/23 EUR 850,000 112.67 958
1,032
Vodafone Group PLC 12/19/25 EUR 500,000 117.55 588
592
Volkswagen International Finance NV 08/29/23 EUR 200,000 108.86 218
277
Volkswagen International Finance NV 12/12/25 EUR 700,000 122.99 861
878
VTB Bank 10/05/17 200,000 — 200
—
VTB Bank 10/18/18 714,000 — 750
—
Watco Cos. LLC / Watco Finance Corp. 12/19/25 510,000 104.95 535
534
Wayfair LLC 10/21/24 313,000 101.22 317
327
WBI Operating LLC 09/30/25 537,000 99.89 536
542
WBI Operating LLC 09/30/25 537,000 99.99 537
543
Weatherford International, Ltd. 05/17/22 202,000 95.21 192
207
Weatherford International, Ltd. 01/08/26 659,000 102.98 679
682
Wells Fargo Commercial Mortgage Trust 05/01/24 450,000 82.89 373
426
Wells Fargo Mortgage Backed Securities Trust 02/14/20 16,391 100.70 16
14
Wells Fargo Mortgage Backed Securities Trust 08/10/20 142,517 102.74 146
124
Wells Fargo Mortgage Backed Securities Trust 09/17/20 182,071 102.09 186
161
Wells Fargo Mortgage Backed Securities Trust 03/12/21 643,669 101.25 652
537
Williams Scotsman, Inc. 01/28/21 188,000 101.45 191
187
Williams Scotsman, Inc. 01/29/26 149,000 103.70 154
154
Wilsonart LLC 07/25/24 374,000 99.67 373
341
Wilton RE, Ltd. 09/17/25 688,000 99.51 684
680
Windstream Services LLC 09/25/25 1,050,000 101.45 1,065
1,085
Wingstop Funding LLC 11/19/24 900,000 100.00 900
924
Wintershall Dea Finance 2 BV 04/29/25 EUR 400,000 116.49 466
492
WMG Acquisition Corp. 10/15/25 668,000 96.16 642
643
Woori Bank 12/19/25 606,000 104.20 631
631
Worldline SA 09/16/24 EUR 6,602 108.51 7
8
Worldline SA 11/21/24 EUR 800,000 104.32 834
826
Worldline SA 06/03/25 EUR 700,000 107.15 722
720
Worldline SA 08/29/25 EUR 400,000 107.05 428
435
Worldline SA 08/29/25 EUR 700,000 108.05 756
752
Wrangler Holdco Corp. 01/29/26 148,000 104.34 154
154
Xerox Corp. 12/19/25 1,015,000 76.89 780
738

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 173
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
XPLR Infrastructure Operating Partners, LP 03/20/25 317,000 101.31 321
333
XPLR Infrastructure Operating Partners, LP 11/12/25 82,000 100.00 82
83
XPLR Infrastructure Operating Partners, LP 12/19/25 968,000 99.07 959
959
Yara International ASA 12/11/24 635,000 100.81 640
642
YPF SA 08/15/18 950 100.00 1
1
YPF SA 01/28/21 50 27.86 —
—
YPF SA 03/08/23 250,000 90.73 227
253
YPF SA 01/23/24 387,000 96.41 373
400
YPF SA 12/19/25 297,000 106.56 316
314
Zambia Government International Bond 06/28/24 63,635 89.09 57
62
Zambia Government International Bond 06/20/25 331,611 95.27 316
325
Zaxbys Funding LLC 05/03/24 443,250 100.00 443
456
Zaxbys Funding LLC 05/13/24 716,250 88.52 634
682
Zayo Group Holdings, Inc. 10/28/24 134,085 88.57 119
123
Zayo Group Holdings, Inc. 11/01/24 654,543 97.72 640
639
Zegona Finance PLC 07/10/24 EUR 180,000 108.29 195
224
ZF Europe Finance BV 09/06/23 EUR 300,000 111.60 335
371
ZF Europe Finance BV 12/20/24 EUR 800,000 112.07 897
937
ZF Europe Finance BV 04/22/25 EUR 800,000 105.32 843
903
ZF Europe Finance BV 06/04/25 EUR 100,000 114.14 114 127
579,434
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Commonwealth 10 Year Bond Futures 320 AUD 34,929 03/26
(4)
Euro-Bobl Futures 85 EUR 9,912 03/26
24
Long Gilt Futures 65 GBP 5,905 03/26
(16)
United States 2 Year Treasury Note Futures 357 USD 74,432 03/26
(151)
United States 5 Year Treasury Note Futures 344 USD 37,472 03/26
41
United States 10 Year Treasury Note Futures 110 USD 12,301 03/26
(83)
United States 10 Year Ultra Treasury Note Futures 79 USD 9,018 03/26
(89)
United States Treasury Long Bond Futures 101 USD 11,628 03/26
(24)
United States Treasury Ultra Bond Futures 90 USD 10,569 03/26 (95)
Short Positions
Euro-Bund Futures 80 EUR 10,254 03/26
4
Japanese 10 Year Government Bond Futures 17 JPY 2,237,370 03/26
129
Japanese 10 Year Mini Government Bond Futures 4 JPY 52,636 03/26
—
United States 2 Year Treasury Note Futures 161 USD 33,567 03/26
39
United States 5 Year Treasury Note Futures 56 USD 6,100 03/26
12
United States 10 Year Treasury Note Futures 111 USD 12,413 03/26
84
United States 10 Year Ultra Treasury Note Futures 74 USD 8,447 03/26
74
United States Treasury Long Bond Futures 50 USD 5,756 03/26
64
United States Treasury Ultra Bond Futures 8 USD 940 03/26 11
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 20
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 38 EUR 32 02/27/26 —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
174 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 124 GBP 92 02/10/26 2
Bank of America USD 474 GBP 346 02/27/26 (1)
Bank of America USD 57 GBP 42 03/18/26 —
Bank of America USD 1,907 HUF 610,658 02/10/26 (10)
Bank of America USD 125 TRY 5,472 02/10/26 —
Bank of America USD 635 TRY 27,822 02/10/26 1
Bank of America USD 2,455 TRY 108,572 02/10/26 28
Bank of America CZK 699 USD 34 02/10/26 —
Bank of America CZK 7,689 USD 379 02/10/26 5
Bank of America CZK 30,615 USD 1,479 02/10/26 (12)
Bank of America EUR 10 USD 12 03/18/26 —
Bank of America EUR 15 USD 18 03/18/26 —
Bank of America EUR 15 USD 18 03/18/26 —
Bank of America EUR 20 USD 23 03/18/26 —
Bank of America EUR 20 USD 23 03/18/26 —
Bank of America EUR 25 USD 30 03/18/26 —
Bank of America EUR 39 USD 46 03/18/26 (1)
Bank of America EUR 102 USD 121 03/18/26 —
Bank of America EUR 235 USD 277 03/18/26 (2)
Bank of America EUR 13,000 USD 15,286 03/18/26 (154)
Bank of America GBP 8,870 USD 12,034 02/27/26 (103)
Bank of America GBP 5 USD 7 03/18/26 —
Bank of America GBP 13 USD 17 03/18/26 —
Bank of America GBP 1,200 USD 1,605 03/18/26 (37)
Bank of America HKD 19,659 USD 2,527 02/10/26 9
Bank of America HUF 120,948 USD 380 02/10/26 4
Bank of America HUF 489,710 USD 1,486 02/10/26 (35)
Bank of America MXN 7,987 USD 443 02/10/26 (14)
Bank of America PLN 88 USD 25 02/10/26 —
Bank of America PLN 1,334 USD 380 02/10/26 4
Bank of America PLN 5,331 USD 1,477 02/10/26 (24)
Bank of America SGD 1,337 USD 1,042 02/10/26 (10)
Bank of America THB 1,259 USD 40 02/10/26 —
Bank of America THB 8,205 USD 265 02/10/26 4
Bank of America THB 32,308 USD 1,032 02/10/26 5
BNP Paribas USD 2,513 INR 227,308 02/10/26 (35)
BNP Paribas CAD 256 USD 187 02/27/26 (2)
BNP Paribas EUR 6,598 USD 7,884 02/27/26 55
BNP Paribas EUR 27,023 USD 31,817 02/27/26 (250)
BNP Paribas EUR 5,053 USD 5,910 03/18/26 (92)
BNP Paribas GBP 474 USD 631 03/18/26 (17)
Citigroup USD 1,487 CLP 1,343,849 02/10/26 51
Citigroup USD 1,488 IDR 24,933,347 02/10/26 (1)
Citigroup USD 2,582 NOK 26,045 02/10/26 123
Citigroup SEK 23,846 USD 2,589 02/10/26 (89)
HSBC EUR 5,053 USD 5,910 03/18/26 (92)
HSBC GBP 474 USD 631 03/18/26 (17)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 175
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase USD 4,308 EUR 3,685 02/10/26 62
Morgan Stanley EUR 5,053 USD 5,913 03/18/26 (88)
Morgan Stanley GBP 474 USD 631 03/18/26 (17)
Royal Bank of Canada EUR 5,053 USD 5,914 03/18/26 (88)
Royal Bank of Canada GBP 474 USD 631 03/18/26 (17)
Royal Bank of Canada JPY 407,361 USD 2,609 02/10/26 (25)
State Street USD 266 BRL 1,390 02/10/26 (2)
State Street USD 1,054 BRL 5,767 02/10/26 40
State Street USD 378 CLP 324,632 02/10/26 (6)
State Street USD 26 COP 94,481 02/10/26 —
State Street USD 262 COP 970,766 02/10/26 —
State Street USD 1,013 COP 3,878,882 02/10/26 35
State Street USD 4,414 EUR 3,700 02/02/26 (28)
State Street USD 1,107 EUR 925 02/10/26 (9)
State Street USD 1,697 EUR 1,422 02/10/26 (11)
State Street USD 46 EUR 39 03/18/26 1
State Street USD 118 EUR 100 03/18/26 1
State Street USD 88 GBP 64 02/02/26 —
State Street USD 521 GBP 378 02/02/26 (3)
State Street USD 32 GBP 23 02/10/26 —
State Street USD 2,007 GBP 1,458 02/10/26 (12)
State Street USD 1,816 HKD 14,165 02/10/26 (2)
State Street USD 58 IDR 969,158 02/10/26 —
State Street USD 379 IDR 6,330,695 02/10/26 (1)
State Street USD 147 INR 13,501 02/10/26 —
State Street USD 644 INR 58,992 02/10/26 (1)
State Street USD 20 MYR 78 02/10/26 —
State Street USD 381 MYR 1,497 02/10/26 (2)
State Street USD 1,482 MYR 6,025 02/10/26 46
State Street USD 668 NOK 6,441 02/10/26 1
State Street USD 29 NZD 48 02/10/26 —
State Street USD 946 NZD 1,574 02/10/26 2
State Street USD 3,677 NZD 6,377 02/10/26 164
State Street USD 1,882 TWD 59,164 02/10/26 (12)
State Street BRL 133 USD 25 02/10/26 —
State Street CHF 44 USD 57 02/10/26 —
State Street CHF 1,241 USD 1,619 02/10/26 12
State Street CLP 1,668,480 USD 1,930 02/10/26 21
State Street EUR 25 USD 29 03/18/26 —
State Street EUR 30 USD 35 03/18/26 (1)
State Street EUR 40 USD 47 03/18/26 (1)
State Street EUR 43 USD 51 03/18/26 —
State Street EUR 50 USD 59 03/18/26 (1)
State Street EUR 50 USD 59 03/18/26 (1)
State Street EUR 3,700 USD 4,423 03/18/26 28
State Street GBP 64 USD 88 02/27/26 —
State Street GBP 2,536 USD 3,494 02/27/26 24

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
176 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street GBP 8 USD 11 03/18/26 —
State Street GBP 10 USD 13 03/18/26 —
State Street GBP 20 USD 27 03/18/26 (1)
State Street GBP 75 USD 101 03/18/26 (2)
State Street GBP 378 USD 520 03/18/26 3
State Street HKD 5,003 USD 642 02/10/26 1
State Street JPY 6,607 USD 43 02/10/26 1
State Street JPY 101,577 USD 664 02/10/26 7
State Street KRW 63,849 USD 44 02/10/26 1
State Street KRW 380,712 USD 265 02/10/26 2
State Street KRW 1,501,477 USD 1,039 02/10/26 3
State Street MXN 11 USD 1 02/10/26 —
State Street MXN 1,953 USD 113 02/10/26 1
State Street NOK 35 USD 4 02/10/26 —
State Street PEN 6,437 USD 1,925 02/10/26 15
State Street SEK 2 USD — 02/10/26 —
State Street SEK 5,889 USD 667 02/10/26 5
State Street SGD 29 USD 23 02/10/26 —
State Street SGD 335 USD 265 02/10/26 2
State Street TWD 8,310 USD 265 02/10/26 2
State Street TWD 32,742 USD 1,034 02/10/26 (1)
State Street ZAR 30,724 USD 1,935 02/10/26 34
Westpac CHF 4,989 USD 6,304 02/10/26 (154)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (679)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 18,929 $ 271
$ —
$ 19,200
Corporate Bonds and Notes — 308,785 —
—
308,785
International Debt — 297,137 280
—
297,417
Mortgage-Backed Securities — 78,872 1,453
—
80,325
Non-US Bonds — 92,550 —
—
92,550
Common Stocks
Consumer Discretionary — — —
—
—
Energy — — 187
—
187
Financial Services — — —
—
—
Materials and Processing — — 5,420
—
5,420
Preferred Stocks — 66 — — 66
Warrants and Rights — — — — —
Short-Term Investments — 1,993 — 191,468 193,461
Total Investments
— 798,332 7,611 191,468 997,411

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 177
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Financial Instruments
Assets
Futures Contracts 482 — — — 482
Foreign Currency Exchange Contracts — 805 — — 805
Liabilities
Futures Contracts (462) — — — (462)
Foreign Currency Exchange Contracts (32) (1,452) — — (1,484)
Total Other Financial Instruments
*
$ (12) $ (647) $ — $ — $ (659)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Angola ................................................................................................
1,926 0 .2
Argentina ............................................................................................
5,380 0 .6
Australia .............................................................................................
— —
Azerbaijan ..........................................................................................
578 0 .1
Bahrain ...............................................................................................
6,689 0 .7
Belarus ...............................................................................................
488 0 .1
Belgium ..............................................................................................
746 0 .1
Bermuda .............................................................................................
274 — **
Bolivia, Plurinational State of ............................................................
188 — **
Brazil ..................................................................................................
8,775 0 .9
Canada ................................................................................................
23,427 2 .4
Cayman Islands ..................................................................................
17,937 1 .9
Chile ...................................................................................................
8,177 0 .9
China ..................................................................................................
3,486 0 .4
Colombia ............................................................................................
7,912 0 .8
Costa Rica ..........................................................................................
2,662 0 .3
Czech Republic ..................................................................................
2,505 0 .3
Denmark .............................................................................................
5,455 0 .6
Dominican Republic ..........................................................................
4,472 0 .5

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
178 Opportunistic Credit Fund
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Ecuador ..............................................................................................
2,994 0 .3
Egypt ..................................................................................................
5,174 0 .5
El Salvador .........................................................................................
3,222 0 .3
Finland ...............................................................................................
3,341 0 .3
France .................................................................................................
20,564 2 .1
Gabon .................................................................................................
335 — **
Georgia ...............................................................................................
805 0 .1
Germany .............................................................................................
15,293 1 .6
Ghana .................................................................................................
1,287 0 .1
Greece ................................................................................................
720 0 .1
Guatemala ..........................................................................................
1,943 0 .2
Hong Kong .........................................................................................
842 0 .1
Hungary ..............................................................................................
5,004 0 .5
India ...................................................................................................
1,981 0 .2
Indonesia ............................................................................................
9,156 1 .0
Ireland ................................................................................................
5,460 0 .6
Israel ...................................................................................................
2,085 0 .2
Italy ....................................................................................................
13,707 1 .4
Ivory Coast .........................................................................................
1,315 0 .1
Jamaica ...............................................................................................
1,247 0 .1
Japan ..................................................................................................
4,517 0 .5
Jersey ..................................................................................................
1,101 0 .1
Jordan .................................................................................................
1,252 0 .1
Kazakhstan .........................................................................................
3,374 0 .4
Kenya .................................................................................................
1,574 0 .2
Kuwait ................................................................................................
2,472 0 .3
Lebanon ..............................................................................................
782 0 .1
Luxembourg .......................................................................................
6,194 0 .6
Malaysia .............................................................................................
4,319 0 .4
Mexico ...............................................................................................
18,521 1 .9
Mongolia ............................................................................................
885 0 .1
Morocco .............................................................................................
2,195 0 .2
Netherlands ........................................................................................
1,749 0 .2
Nigeria ................................................................................................
2,806 0 .3
Norway ...............................................................................................
1,919 0 .2
Oman ..................................................................................................
6,183 0 .6
Pakistan ..............................................................................................
1,963 0 .2
Panama ...............................................................................................
7,718 0 .8
Paraguay .............................................................................................
1,342 0 .1
Peru ....................................................................................................
5,579 0 .6
Philippines ..........................................................................................
5,032 0 .5
Poland ................................................................................................
4,151 0 .4
Portugal ..............................................................................................
956 0 .1
Puerto Rico .........................................................................................
235 — **
Qatar ...................................................................................................
693 0 .1
Romania .............................................................................................
4,338 0 .5

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 179
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Russia .................................................................................................
893 0 .1
Saudi Arabia .......................................................................................
9,957 1 .0
Senegal ...............................................................................................
324 — **
Serbia .................................................................................................
1,789 0 .2
Singapore ...........................................................................................
767 0 .1
Slovenia ..............................................................................................
613 0 .1
South Africa .......................................................................................
6,944 0 .7
South Korea .......................................................................................
891 0 .1
Spain ..................................................................................................
2,938 0 .3
Sri Lanka ............................................................................................
1,475 0 .2
Sweden ...............................................................................................
1,682 0 .2
Switzerland ........................................................................................
2,156 0 .2
Thailand .............................................................................................
1,033 0 .1
Trinidad and Tobago ..........................................................................
1,841 0 .2
Turkey ................................................................................................
9,432 1 .0
Ukraine ...............................................................................................
3,556 0 .4
United Arab Emirates .........................................................................
6,886 0 .7
United Kingdom .................................................................................
30,757 3 .2
United States ......................................................................................
614,493 63 .9
Uruguay ..............................................................................................
3,289 0 .3
Uzbekistan ..........................................................................................
3,245 0 .3
Venezuela, Bolivarian Republic of ....................................................
1,883 0 .2
Zambia ...............................................................................................
1,165 0 .1
Total Investments ............................................................................... 997,411 103 .7
** Less than .05% of net assets.
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 41,268 $ 728,040 $ 577,831 $ (6) $ (3) $ 191,468 $ 736 $ —

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
180 Long Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 94.8%
Asset-Backed Securities - 0.1%
Oklahoma Development Finance
Authority Revenue Bonds
Series 2022-OGE Class A2
4.851% due 02/01/45 230 226
Series 2022-PSO Class A2
4.623% due 06/01/44 215 206
432
Municipal Bonds - 12.3%
Alameda County Joint Powers
Authority Revenue Bonds
7.046% due 12/01/44 205 232
American Municipal Power, Inc.
Revenue Bonds
7.834% due 02/15/41 190 224
6.449% due 02/15/44 285 301
8.084% due 02/15/50 435 543
Bay Area Toll Authority Revenue
Bonds
6.263% due 04/01/49 830 880
7.043% due 04/01/50 525 607
6.907% due 10/01/50 220 251
3.126% due 04/01/55 270 178
Board of Regents of the University of
Texas System Revenue Bonds
3.354% due 08/15/47 185 139
California Health Facilities Financing
Authority Revenue Bonds
4.190% due 06/01/37 215 204
4.353% due 06/01/41 235 216
California State University Revenue
Bonds
3.899% due 11/01/47 200 166
2.897% due 11/01/51 120 84
2.975% due 11/01/51 360 242
2.719% due 11/01/52 200 132
2.939% due 11/01/52 285 190
5.183% due 11/01/53 250 237
Central Puget Sound Regional Transit
Authority Revenue Bonds
5.491% due 11/01/39 160 163
Charlotte-Mecklenburg Hospital
Authority (The) Revenue Bonds
3.204% due 01/15/51 195 133
Chicago O'Hare International Airport
Revenue Bonds
6.395% due 01/01/40 405 447
4.472% due 01/01/49 60 53
4.572% due 01/01/54 115 99
Chicago Transit Authority Sales and
Transfer Tax Receipts Revenue
Bonds
6.899% due 12/01/40 859 955
Chicago Transit Authority Sales Tax
Receipts Fund Revenue Bonds
6.200% due 12/01/40 271 286
6.200% due 12/01/40 (µ) 29 31
City of Houston General Obligation
Limited
3.961% due 03/01/47 310 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
City of Los Angeles Department of
Airports Customer Facility Charge
Revenue Bonds
4.242% due 05/15/48 (µ) 160 139
City of New York General Obligation
Unlimited
4.610% due 09/01/37 145 142
5.517% due 10/01/37 185 190
6.271% due 12/01/37 265 283
5.264% due 10/01/44 120 116
6.291% due 02/01/45 155 166
5.559% due 10/01/45 240 239
5.094% due 10/01/49 205 195
5.372% due 10/01/51 355 346
5.263% due 10/01/52 330 315
5.828% due 10/01/53 435 448
5.114% due 10/01/54 230 215
5.935% due 02/01/55 330 342
6.385% due 02/01/55 400 424
5.392% due 10/01/55 240 234
City of Riverside Revenue Bonds
3.857% due 06/01/45 165 146
City of San Antonio Electric and Gas
Systems Revenue Bonds
5.808% due 02/01/41 280 288
4.427% due 02/01/42 110 103
5.569% due 02/01/50 600 600
City of San Antonio Texas Electric and
Gas Systems Revenue Bonds
5.469% due 02/01/45 270 273
City of Tucson Certificate of
Participation
2.856% due 07/01/47 (µ) 175 129
Commonwealth Financing Authority
Revenue Bonds
3.864% due 06/01/38 310 287
4.144% due 06/01/38 425 402
2.991% due 06/01/42 95 73
Commonwealth of Massachusetts
General Obligation Limited
5.456% due 12/01/39 345 354
2.900% due 09/01/49 430 294
Commonwealth of Massachusetts
Transportation Fund Revenue Bonds
5.731% due 06/01/40 185 190
County of Broward Airport System
Revenue Bonds
3.477% due 10/01/43 240 203
County of Clark Department of
Aviation Revenue Bonds
6.820% due 07/01/45 295 326
County of Miami-Dade Aviation
Revenue Bonds
4.280% due 10/01/41 320 294
County of Miami-Dade Seaport
Department Revenue Bonds
6.224% due 11/01/55 285 294
County of Miami-Dade Transit System
Revenue Bonds
2.600% due 07/01/42 185 140
County of Riverside Revenue Bonds
3.818% due 02/15/38 160 151

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Long Duration Bond Fund 181
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dallas Area Rapid Transit Revenue
Bonds
5.999% due 12/01/44 395 410
2.613% due 12/01/48 370 253
5.022% due 12/01/48 150 140
Dallas Convention Center Hotel
Development Corp. Revenue Bonds
7.088% due 01/01/42 195 215
Dallas County Hospital District General
Obligation Limited
5.621% due 08/15/44 185 184
Dallas Fort Worth International Airport
Revenue Bonds
2.994% due 11/01/38 145 127
3.089% due 11/01/40 85 70
2.843% due 11/01/46 315 233
2.919% due 11/01/50 365 258
4.087% due 11/01/51 45 37
4.507% due 11/01/51 510 444
Dallas Fort Worth Texas International
Airport Revenue Bond
3.144% due 11/01/45 335 258
District of Columbia Water and Sewer
Authority Revenue Bonds
4.814% due 10/01/14 185 157
East Bay Municipal Utility District
Water System Revenue Bonds
5.874% due 06/01/40 270 285
Empire State Development Corp.
Revenue Bonds
5.770% due 03/15/39 280 291
Foothill-Eastern Transportation
Corridor Agency Revenue Bonds
4.094% due 01/15/49 210 172
3.924% due 01/15/53 (µ) 250 191
Golden State Tobacco Securitization
Corp. Revenue Bonds
3.115% due 06/01/38 455 384
3.714% due 06/01/41 145 113
4.214% due 06/01/50 625 469
Grand Parkway Transportation Corp.
Revenue Bonds
5.184% due 10/01/42 95 96
3.236% due 10/01/52 820 564
Idaho Energy Resources Authority
Revenue Bonds
2.861% due 09/01/46 160 113
Indiana Finance Authority Revenue
Bonds
3.051% due 01/01/51 240 175
JobsOhio Beverage System Revenue
Bonds
2.833% due 01/01/38 210 179
Kansas Development Finance Authority
Revenue Bonds
4.927% due 04/15/45 145 140
2.774% due 05/01/51 (µ) 290 205
Los Angeles Community College
District General Obligation
Unlimited
6.750% due 08/01/49 405 449
Los Angeles County Public Works
Financing Authority Revenue Bonds
7.618% due 08/01/40 290 343
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Los Angeles Department of Water and
Power Revenue Bonds
6.574% due 07/01/45 425 459
6.603% due 07/01/50 235 255
Louisiana Local Government
Environmental Facilities and
Community Development Authority
Revenue Bonds
5.198% due 12/01/39 565 575
Series 2022-ELL Class A3
4.275% due 02/01/36 390 383
Series 2022-ELL Class A4
4.475% due 08/01/39 506 489
Louisville and Jefferson County
Metropolitan Sewer District
Revenue Bonds
6.250% due 05/15/43 170 178
Maryland Economic Development
Corp. Revenue Bonds
5.433% due 05/31/56 275 263
5.942% due 05/31/57 230 231
Maryland Health and Higher
Educational Facilities Authority
Revenue Bonds
3.052% due 07/01/40 270 213
3.197% due 07/01/50 90 62
Massachusetts Educational Financing
Authority Revenue Bonds
6.352% due 07/01/49 105 111
Massachusetts School Building
Authority Revenue Bonds
5.715% due 08/15/39 290 301
Metropolitan Government of Nashville
and Davidson County Convention
Center Authority Revenue Bonds
6.731% due 07/01/43 205 220
Metropolitan Transportation Authority
Dedicated Tax Fund Revenue Bonds
7.336% due 11/15/39 450 527
Metropolitan Transportation Authority
Revenue Bonds
6.668% due 11/15/39 160 173
6.814% due 11/15/40 60 66
Metropolitan Washington Airports
Authority Dulles Toll Road Revenue
Bonds
7.462% due 10/01/46 265 313
Metropolitan Water Reclamation
District of Greater Chicago General
Obligation Limited
5.720% due 12/01/38 375 388
Michigan Finance Authority Revenue
Bonds
3.384% due 12/01/40 355 300
Michigan State University Revenue
Bonds
4.496% due 08/15/48 210 191
4.165% due 08/15/22 335 239
Michigan Strategic Fund Revenue
Bonds
3.225% due 09/01/47 160 123
Missouri State Health and Educational
Facilities Authority Revenue Bonds
3.229% due 05/15/50 205 143

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
182 Long Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.652% due 08/15/57 250 178
Municipal Electric Authority of
Georgia Revenue Bonds
6.637% due 04/01/57 601 649
6.655% due 04/01/57 640 684
7.055% due 04/01/57 271 301
New Jersey Transportation Trust Fund
Authority Revenue Bonds
6.561% due 12/15/40 315 353
New Jersey Turnpike Authority
Revenue Bonds
7.414% due 01/01/40 854 1,015
7.102% due 01/01/41 1,150 1,332
New York City Municipal Water
Finance Authority Revenue Bonds
5.750% due 06/15/41 75 75
5.724% due 06/15/42 165 165
5.952% due 06/15/42 245 251
6.011% due 06/15/42 535 552
5.440% due 06/15/43 310 298
5.882% due 06/15/44 140 141
New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds
4.375% due 05/01/37 255 248
New York State Dormitory Authority
Revenue Bonds
5.628% due 03/15/39 185 190
5.600% due 03/15/40 240 246
4.946% due 08/01/48 (µ) 225 201
5.832% due 07/01/55 300 310
North Texas Tollway Authority
Revenue Bonds
6.718% due 01/01/49 515 558
Ohio State University (The) Revenue
Bonds
4.910% due 05/12/88 135 135
4.800% due 06/01/11 305 253
Ohio Turnpike and Infrastructure
Commission Revenue Bonds
3.216% due 02/15/48 230 172
Oklahoma Development Finance
Authority Revenue Bonds
4.380% due 11/01/45 330 313
5.087% due 02/01/52 215 201
Series 2022-ONG Class A3
4.714% due 05/01/52 265 241
Oregon State University Revenue
Bonds
3.424% due 03/01/60 (µ) 160 112
Pennsylvania Economic Development
Financing Authority Revenue Bonds
5.689% due 06/01/54 245 247
Pennsylvania State University (The)
Revenue Bonds
2.790% due 09/01/43 235 182
2.840% due 09/01/50 175 117
Pennsylvania Turnpike Commission
Revenue Bonds
5.511% due 12/01/45 170 169
Permanent University Fund - Texas
A&M University System Revenue
Bonds
3.660% due 07/01/47 85 70
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.100% due 07/01/49 255 187
Permanent University Fund -
University of Texas System Revenue
Bonds
3.376% due 07/01/47 180 135
Port Authority of New York and New
Jersey Revenue Bonds
5.647% due 11/01/40 465 498
4.960% due 08/01/46 385 368
5.310% due 08/01/46 195 192
4.031% due 09/01/48 175 146
3.139% due 02/15/51 310 227
4.926% due 10/01/51 695 641
5.072% due 07/15/53 250 237
4.229% due 10/15/57 140 114
3.175% due 07/15/60 110 71
4.458% due 10/01/62 1,240 1,042
4.810% due 10/15/65 435 387
3.287% due 08/01/69 345 218
Port of Morrow Revenue Bonds
2.543% due 09/01/40 195 150
Regents of the University of California
Medical Center Pooled Revenue
Bonds
6.548% due 05/15/48 340 364
6.583% due 05/15/49 170 182
3.006% due 05/15/50 310 205
4.563% due 05/15/53 510 437
3.256% due 05/15/60 630 405
3.706% due 05/15/20 175 110
Regional Transportation District Sales
Tax Revenue Bonds
5.844% due 11/01/50 155 158
Rutgers The State University of New
Jersey Revenue Bonds
5.665% due 05/01/40 210 216
3.270% due 05/01/43 150 123
3.915% due 05/01/19 245 162
Sales Tax Securitization Corp. Revenue
Bonds
3.238% due 01/01/42 340 281
3.587% due 01/01/43 155 135
3.820% due 01/01/48 140 113
4.787% due 01/01/48 205 190
Salt River Project Agricultural
Improvement and Power District
Revenue Bonds
4.839% due 01/01/41 325 316
San Diego County Regional
Transportation Commission Revenue
Bonds
5.911% due 04/01/48 210 214
San Diego County Water Authority
Revenue Bonds
6.138% due 05/01/49 325 338
San Francisco City and County Public
Utilities Commission Water Revenue
Bonds
6.950% due 11/01/50 165 184
San Joaquin Hills Transportation
Corridor Agency Revenue Bonds
3.492% due 01/15/50 (µ) 330 253

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Long Duration Bond Fund 183
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
South Carolina Public Service
Authority Revenue Bonds
6.454% due 01/01/50 250 265
State of California General Obligation
Unlimited
5.125% due 03/01/38 235 237
4.600% due 04/01/38 380 386
7.550% due 04/01/39 1,865 2,241
7.300% due 10/01/39 1,090 1,263
7.350% due 11/01/39 525 610
7.625% due 03/01/40 780 941
7.600% due 11/01/40 1,315 1,599
5.875% due 10/01/41 335 352
5.200% due 03/01/43 275 272
State of Texas General Obligation
Unlimited
5.517% due 04/01/39 670 685
4.681% due 04/01/40 180 173
3.211% due 04/01/44 200 164
State of Wisconsin Revenue Bonds
3.954% due 05/01/36 195 185
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.169% due 04/01/41 1,065 1,083
Texas Private Activity Bond Surface
Transportation Corp. Revenue Bonds
3.922% due 12/31/49 545 435
Texas Transportation Commission
General Obligation Unlimited
2.472% due 10/01/44 350 246
United Nations Development Corp.
Revenue Bonds
6.536% due 08/01/55 205 217
University of California Revenue
Bonds
3.071% due 05/15/51 450 291
4.858% due 05/15/12 505 417
4.767% due 05/15/15 225 182
University of Michigan Revenue Bonds
2.437% due 04/01/40 410 309
3.599% due 04/01/47 95 79
2.562% due 04/01/50 85 53
3.504% due 04/01/52 482 354
4.454% due 04/01/22 780 608
University of Minnesota Revenue
Bonds
4.048% due 04/01/52 350 281
University of Nebraska Facilities Corp.
(The) Revenue Bonds
3.037% due 10/01/49 215 157
University of Pittsburgh of the
Commonwealth System of Higher
Education Tax Revenue Bonds
3.555% due 09/15/19 255 158
University of Texas System Revenue
Bonds
4.794% due 08/15/46 280 265
2.439% due 08/15/49 165 101
University of Virginia Revenue Bonds
2.256% due 09/01/50 220 127
2.584% due 11/01/51 320 196
4.179% due 09/01/17 180 132
3.227% due 09/01/19 240 136
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
62,915
United States Government Agencies - 15.6%
Federal Farm Credit Banks Funding
Corp.
5.400% due 10/04/38 414 413
2.750% due 03/07/39 485 383
1.950% due 08/13/40 566 381
5.230% due 11/05/40 1,450 1,441
5.240% due 01/14/41 500 500
3.700% due 03/24/42 856 717
5.540% due 09/18/45 1,379 1,383
5.370% due 10/23/45 350 348
5.375% due 11/03/45 1,350 1,348
5.150% due 01/29/46 500 497
Federal Home Loan Bank
5.625% due 03/14/36 1,905 2,087
5.500% due 07/15/36 9,625 10,493
Federal Home Loan Mortgage Corp.
6.250% due 07/15/32 407 458
4.835% due 09/15/36 (ž) 2,219 1,344
3.200% due 08/17/37 910 796
2.700% due 12/28/37 40 32
4.848% due 11/15/38 (ž) 3,982 2,174
2.220% due 07/13/40 110 77
Series 1
4.877% due 11/15/38 (ž) 7,249 3,943
Federal National Mortgage Association
5.625% due 07/15/37 6,423 7,051
6.210% due 08/06/38 2,656 3,064
Tennessee Valley Authority
5.880% due 04/01/36 9,629 10,702
6.150% due 01/15/38 6,421 7,373
5.500% due 06/15/38 3,211 3,463
5.250% due 09/15/39 12,838 13,481
3.500% due 12/15/42 6,417 5,342
79,291
United States Government Treasuries - 66.8%
United States Treasury Notes
4.500% due 02/15/36 15,748 16,117
4.750% due 02/15/37 9,895 10,297
5.000% due 05/15/37 12,771 13,573
4.375% due 02/15/38 13,435 13,466
4.500% due 05/15/38 15,207 15,388
3.500% due 02/15/39 15,452 13,996
4.250% due 05/15/39 23,127 22,560
4.500% due 08/15/39 24,708 24,638
4.375% due 11/15/39 26,582 26,104
4.625% due 02/15/40 26,783 26,946
1.125% due 05/15/40 35,798 22,620
4.375% due 05/15/40 25,923 25,368
1.125% due 08/15/40 45,426 28,413
3.875% due 08/15/40 25,769 23,764
1.375% due 11/15/40 50,931 32,946
4.250% due 11/15/40 25,586 24,571
340,767
Total Long-Term Fixed
Income Investments
(cost $483,857) 483,405

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
184 Long Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 3.8%
U.S. Cash Management Fund(@) 19,462,618 (∞) 19,459
Total Short-Term Investments
(cost $19,458) 19,459
Total Investments - 98.6%
(identified cost $503,315) 502,864
Other Assets and Liabilities,
Net - 1.4%
7,153
Net Assets - 100.0%
510,017

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Long Duration Bond Fund 185
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Commonwealth 10 Y ear Bond Futures 93 AUD 10,151 03/26
(4)
United States 10 Year Ultra Treasury Note Futures 62 USD 7,078 03/26
(103)
United States Treasury Long Bond Futures 98 USD 11,282 03/26
(165)
United States Treasury Ultra Bond Futures 43 USD 5,050 03/26 (120)
Short Positions
United States 5 Year Treasury Note Futures 1 USD 109 03/26
1
United States 10 Year Treasury Note Futures 17 USD 1,901 03/26
22
United States 10 Year Ultra Treasury Note Futures 4 USD 457 03/26
9
United States Treasury Ultra Bond Futures 4 USD 470 03/26 3
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (357)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 432 $ —
$ —
$ 432
Municipal Bonds — 62,915 —
—
62,915
United States Government Agencies — 79,291 —
—
79,291
United States Government Treasuries — 340,767 —
—
340,767
Short-Term Investments — — — 19,459 19,459
Total Investments
— 483,405 — 19,459 502,864
Other Financial Instruments
Assets
Futures Contracts 35 — — — 35
Liabilities
Futures Contracts (392) — — — (392)
Total Other Financial Instruments
*
$ (357) $ — $ — $ — $ (357)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
186 Long Duration Bond Fund
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
United States ......................................................................................
502,864 98 .6
Total Investments ............................................................................... 502,864 98 .6
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 11,698 $ 86,166 $ 78,406 $ 1 $ — $ 19,459 $ 249 $ —

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 187
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 83.1%
Asset-Backed Securities - 6.7%
Audax Senior Debt CLO LLC
Series 2025-12A Class B
5.419% due 04/22/37 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 4,160 4,163
BRAVO Residential Funding Trust
Series 2024-CES1 Class A1A
6.377% due 04/25/54 (~)(Ê)(Þ) 621 629
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 2,310 2,325
Series 2025-CES1 Class A1A
5.703% due 02/25/55 (~)(Ê)(Þ) 6,442 6,509
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 1,973 1,986
Churchill Middle Market CLO LLC
Series 2025-1A Class BR
5.368% due 04/20/38 (CME Term
SOFR 3 Month + 1.700%)(Ê)(Þ) 3,910 3,915
CLI Funding LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 2,729 2,744
Conseco Financial Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 31 31
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.259% due 04/25/47 (~)(Ê) 7,161 6,913
Ellington Financial Mortgage Trust
Series 2024-CES1 Class A1
5.522% due 01/26/60 (~)(Ê)(Þ) 2,935 2,961
FIGRE Trust
Series 2023-HE2 Class B
7.688% due 05/25/53 (~)(Ê)(Þ) 800 840
Series 2023-HE3 Class A
6.436% due 11/25/53 (~)(Ê)(Þ) 1,008 1,036
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 3,990 4,092
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 1,323 1,358
Series 2024-HE3 Class A
5.937% due 07/25/54 (~)(Ê)(Þ) 3,079 3,146
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 2,166 2,200
Series 2024-HE6 Class A
5.724% due 12/25/54 (~)(Ê)(Þ) 2,925 2,964
Series 2024-SL1 Class A1
5.748% due 07/25/53 (~)(Ê)(Þ) 2,059 2,087
Series 2025-HE1 Class A
5.829% due 01/25/55 (~)(Ê)(Þ) 1,022 1,042
Series 2025-HE2 Class A
5.775% due 03/25/55 (~)(Ê)(Þ) 3,869 3,943
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2025-HE6 Class A
5.044% due 09/25/55 (~)(Ê)(Þ) 2,006 2,014
Series 2025-PF1 Class A
5.758% due 06/25/55 (~)(Ê)(Þ) 1,403 1,422
GBX Leasing 2022-1 LLC
Series 2026-1A Class A
5.380% due 02/20/56 (Þ) 3,800 3,801
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
5.848% due 08/21/31 (USD 1 Month
SOFR + 2.000%)(Ê) 1,300 1,261
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 40 58
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 30 30
JPMorgan Mortgage Trust
Series 2024-CES1 Class A1A
5.919% due 06/25/54 (~)(Ê)(Þ) 1,093 1,102
Series 2024-HE2 Class A1
4.902% due 10/20/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 955 956
Series 2025-CES1 Class A1
5.666% due 05/25/55 (~)(Ê)(Þ) 1,893 1,910
Series 2025-CES2 Class A1
5.592% due 06/25/55 (~)(Ê)(Þ) 4,415 4,458
Series 2025-CES5 Class A1A
5.136% due 02/25/56 (~)(Ê)(Þ) 1,981 1,990
Series 2025-HE1 Class M1
5.102% due 07/20/55 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 5,160 5,167
Series 2025-HE2 Class A1
4.953% due 11/20/55 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 5,821 5,833
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 86 86
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 970 956
RCKT Mortgage Trust
Series 2023-CES1 Class A1A
6.515% due 06/25/43 (~)(Ê)(Þ) 548 549
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 1,840 1,854
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 2,558 2,586
Series 2024-CES5 Class A1A
5.846% due 08/25/44 (~)(Ê)(Þ) 1,526 1,540
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 2,019 2,030
Series 2024-CES9 Class A1A

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
188 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.582% due 12/25/44 (~)(Ê)(Þ) 6,400 6,457
Series 2025-CES1 Class A3
6.163% due 01/25/45 (~)(Ê)(Þ) 998 1,014
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 6,474 6,544
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A
7.067% due 08/25/53 (~)(Ê)(Þ) 2,384 2,471
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 1,555 1,619
Series 2023-SEQ3 Class A1
7.162% due 06/01/53 (~)(Ê)(Þ) 1,893 1,927
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 4,930 5,072
Series 2025-LOC4 Class A1A
5.447% due 06/25/55 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 5,432 5,467
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 2,988 3,000
Series 2023-CES2 Class A1A
7.294% due 10/25/63 (~)(Ê)(Þ) 1,777 1,796
129,854
Corporate Bonds and Notes - 25.7%
Consumer Discretionary - 3.8%
American Airlines Pass-Through Trust
Series A
2.875% due 01/11/36 2,281 2,071
Series AA Class AA
3.575% due 07/15/29 1,441 1,419
American Airlines, Inc. Pass-Through
Certificates Trust
4.900% due 11/11/39 6,500 6,423
Series AA Class AA
3.650% due 08/15/30 6,829 6,702
Aptiv Swiss Holdings, Ltd.
4.150% due 05/01/52 950 731
6.875% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.385%)(Ê) 768 802
Bath & Body Works, Inc.
6.950% due 03/01/33 420 419
7.600% due 07/15/37 65 65
Best Buy Co., Inc.
1.950% due 10/01/30 925 832
BorgWarner, Inc.
5.400% due 08/15/34 495 508
Brunswick Corp.
5.100% due 04/01/52 208 162
Carnival Corp.
4.000% due 08/01/28 (Þ) 1,890 1,871
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 02/15/28 675 666
4.200% due 03/15/28 910 907
2.250% due 01/15/29 3,130 2,940
3.700% due 04/01/51 515 330
5.250% due 04/01/53 910 727
Comcast Corp.
4.049% due 11/01/52 2,392 1,748
2.937% due 11/01/56 1,375 775
Cummins, Inc.
5.450% due 02/20/54 1,105 1,085
Darden Restaurants, Inc.
4.550% due 02/15/48 391 322
Ford Motor Co.
7.400% due 11/01/46 1,236 1,335
Fox Corp.
4.709% due 01/25/29 2,922 2,964
General Motors Financial Co., Inc.
5.800% due 06/23/28 2,469 2,558
Home Depot, Inc. (The)
3.350% due 04/15/50 1,725 1,221
Hyatt Hotels Corp.
4.375% due 09/15/28 1,143 1,147
Hyundai Capital America
2.375% due 10/15/27 (Þ) 1,160 1,128
1.800% due 01/10/28 (Þ) 785 751
Kohl's Corp.
5.125% due 05/01/31 1,122 960
Lowe's Cos., Inc.
3.000% due 10/15/50 450 288
Macy's Retail Holdings LLC
4.500% due 12/15/34 333 300
6.375% due 03/15/37 50 47
5.125% due 01/15/42 146 120
4.300% due 02/15/43 294 212
Marriott International, Inc.
4.900% due 04/15/29 2,254 2,304
Mattel, Inc.
3.750% due 04/01/29 (Þ) 3,000 2,937
McDonald's Corp.
5.450% due 08/14/53 490 475
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 1,761 1,732
Newell Brands, Inc.
7.375% due 04/01/36 625 604
7.500% due 04/01/46 556 469
Nissan Motor Acceptance Co. LLC
6.950% due 09/15/26 (Þ) 1,990 2,013
Nordstrom, Inc.
6.950% due 03/15/28 809 840
4.375% due 04/01/30 703 671
5.000% due 01/15/44 820 614

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 189
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 475 433
4.625% due 04/06/31 (Þ) 880 754
Southwest Airlines Co.
5.250% due 11/15/35 945 924
Starbucks Corp.
3.750% due 12/01/47 526 399
Time Warner Cable LLC
5.500% due 09/01/41 1,496 1,312
Travel + Leisure Co.
6.000% due 04/01/27 620 628
Under Armour, Inc.
3.250% due 06/15/26 438 436
United Airlines Pass-Through Trust
Series AA
4.150% due 02/25/33 1,318 1,296
2.700% due 11/01/33 1,443 1,337
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 1,688 1,686
VF Corp.
6.000% due 10/15/33 317 318
6.450% due 11/01/37 416 401
WarnerMedia Holdings, Inc.
4.279% due 03/15/32 633 524
Whirlpool Corp.
2.400% due 05/15/31 1,312 1,096
4.700% due 05/14/32 505 461
5.500% due 03/01/33 275 258
5.750% due 03/01/34 281 265
4.600% due 05/15/50 129 94
WMG Acquisition Corp.
3.875% due 07/15/30 (Þ) 2,500 2,401
Yum! Brands, Inc.
6.875% due 11/15/37 404 445
5.350% due 11/01/43 343 334
72,997
Consumer Staples - 1.4%
Albertsons Cos., Inc. / Safeway Inc /
New Albertsons, LP / Albertsons
LLC
5.875% due 02/15/28 (Þ) 370 370
3.500% due 03/15/29 (Þ) 110 106
Altria Group, Inc.
2.450% due 02/04/32 2,024 1,793
5.950% due 02/14/49 537 535
Coca-Cola Co. (The)
2.600% due 06/01/50 900 558
Conagra Brands, Inc.
1.375% due 11/01/27 3,141 2,997
Constellation Brands, Inc.
2.875% due 05/01/30 1,820 1,718
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Haleon US Capital LLC
3.375% due 03/24/29 1,400 1,370
Keurig Dr Pepper, Inc.
Series 31*
2.250% due 03/15/31 3,301 2,953
Kraft Heinz Foods Co.
4.625% due 01/30/29 1,325 1,342
Kroger Co. (The)
7.500% due 04/01/31 1,392 1,585
5.500% due 09/15/54 1,475 1,406
Mars, Inc.
5.000% due 03/01/32 (Þ) 325 334
5.200% due 03/01/35 (Þ) 1,295 1,325
5.700% due 05/01/55 (Þ) 1,020 1,016
5.800% due 05/01/65 (Þ) 640 641
Philip Morris International, Inc.
5.750% due 11/17/32 2,270 2,420
Safeway, Inc.
7.250% due 02/01/31 356 386
Smithfield Foods, Inc.
3.000% due 10/15/30 (Þ) 1,160 1,067
Sysco Corp.
3.300% due 02/15/50 727 508
Tyson Foods, Inc.
5.100% due 09/28/48 2,743 2,536
United Rentals NA, Inc.
3.875% due 11/15/27 429 425
27,391
Energy - 2.7%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 1,002 1,016
BP Capital Markets America, Inc.
2.939% due 06/04/51 2,535 1,622
Buckeye Partners, LP
3.950% due 12/01/26 670 666
4.125% due 12/01/27 436 432
5.850% due 11/15/43 252 236
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 2,130 2,218
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 2,069 2,046
Enbridge Energy Partners, LP
7.375% due 10/15/45 939 1,089
Energy Transfer, LP
6.100% due 12/01/28 2,656 2,791
5.000% due 05/15/50 1,705 1,441
Enterprise Products Operating LLC
Series E
5.250% due 08/16/77 (CME Term
SOFR 3 Month + 3.295%)(Ê) 2,873 2,862
EQT Corp.
5.700% due 04/01/28 2,201 2,270

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
190 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Exxon Mobil Corp.
3.452% due 04/15/51 510 366
Global Marine, Inc.
7.000% due 06/01/28 454 448
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 1,118 1,285
5.400% due 09/01/44 1,590 1,520
Marathon Petroleum Corp.
3.800% due 04/01/28 1,370 1,364
MPLX, LP
4.000% due 03/15/28 4,349 4,347
Murphy Oil Corp.
5.875% due 12/01/42 484 423
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 2,675
Occidental Petroleum Corp.
6.200% due 03/15/40 2,852 2,906
Oceaneering International, Inc.
6.000% due 02/01/28 172 175
ONEOK, Inc.
4.550% due 07/15/28 2,460 2,481
5.650% due 11/01/28 1,030 1,069
6.100% due 11/15/32 775 829
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 842 840
4.800% due 05/15/30 (Þ) 458 452
7.500% due 07/15/38 (Þ) 134 146
6.875% due 04/15/40 (Þ) 290 297
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 2,479 2,465
Targa Resources Corp.
6.150% due 03/01/29 2,687 2,831
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) — —
Transocean International, Ltd.
7.500% due 04/15/31 692 682
6.800% due 03/15/38 410 368
Valero Energy Corp.
4.350% due 06/01/28 25 25
Western Midstream Operating, LP
4.500% due 03/01/28 805 809
6.350% due 01/15/29 1,868 1,970
Williams Cos., Inc. (The)
4.900% due 03/15/29 2,855 2,920
XTO Energy, Inc.
6.750% due 08/01/37 844 971
53,353
Financial Services - 8.1%
200 Park Funding Trust
5.740% due 02/15/55 (Þ) 1,110 1,105
Aegon, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 04/11/48 (USD 6 Month
SOFR + 3.540%)(Ê) 1,265 1,282
Air Lease Corp.
2.100% due 09/01/28 1,833 1,734
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 2,796 2,721
5.950% due 02/15/29 (Þ) 2,575 2,682
Ally Financial, Inc.
6.848% due 01/03/30 (SOFR +
2.820%)(Ê) 1,511 1,600
American Assets Trust, LP
3.375% due 02/01/31 1,498 1,366
American Tower Corp.
5.500% due 03/15/28 1,590 1,634
Aon North America, Inc.
5.750% due 03/01/54 980 976
Ares Capital Corp.
2.875% due 06/15/28 1,965 1,886
Associated Banc-Corp.
6.455% due 08/29/30 (SOFR +
3.030%)(Ê) 1,303 1,357
AXIS Specialty Finance PLC
4.000% due 12/06/27 2,010 2,007
Banc of California
Series MTN
3.250% due 05/01/31 (CME Term
SOFR 3 Month + 2.520%)(Ê) 484 460
Bank of America Corp.
5.819% due 09/15/29 (SOFR +
1.570%)(Ê) 865 902
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 2,730 2,503
Series MTN
3.824% due 01/20/28 (CME Term
SOFR 3 Month + 1.837%)(Ê) 1,475 1,473
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 1,635 1,495
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 4,549 2,896
BGC Group, Inc.
6.150% due 04/02/30 1,625 1,678
Blackstone Holdings Finance Co. LLC
2.550% due 03/30/32 (Þ) 1,140 1,011
Blackstone Secured Lending Fund
5.300% due 06/30/30 1,144 1,135
Block Financial LLC
2.500% due 07/15/28 1,562 1,497
Blue Owl Capital Corp.
2.875% due 06/11/28 1,452 1,376
Brandywine Operating Partnership, LP
8.300% due 03/15/28 62 65
4.550% due 10/01/29 229 218
Brighthouse Financial, Inc.
3.700% due 06/22/27 1,867 1,848
Brown & Brown, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 03/15/29 2,101 2,115
5.250% due 06/23/32 275 280
5.550% due 06/23/35 395 404
6.250% due 06/23/55 405 419
Capital One Financial Corp.
6.312% due 06/08/29 (SOFR +
2.640%)(Ê) 2,648 2,771
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 945 1,014
Citigroup, Inc.
2.666% due 01/29/31 (SOFR +
1.146%)(Ê) 1,210 1,133
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 1,510 1,369
5.827% due 02/13/35 (SOFR +
2.056%)(Ê) 2,660 2,751
5.449% due 06/11/35 (SOFR +
1.447%)(Ê) 1,725 1,776
CNO Financial Group, Inc.
5.250% due 05/30/29 1,439 1,464
Corebridge Financial, Inc.
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 2,350 2,412
CTR Partnership, LP / CareTrust
Capital Corp.
3.875% due 06/30/28 (Þ) 1,568 1,540
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 995 1,093
EPR Properties
4.500% due 06/01/27 1,173 1,175
3.750% due 08/15/29 1,693 1,646
Equifax, Inc.
5.100% due 06/01/28 1,308 1,336
3.100% due 05/15/30 880 834
2.350% due 09/15/31 1,395 1,245
Equinix, Inc.
3.900% due 04/15/32 1,475 1,418
Essent Group, Ltd.
6.250% due 07/01/29 1,674 1,751
F&G Annuities & Life, Inc.
7.400% due 01/13/28 2,130 2,225
First Citizens Bank & Trust Co.
6.125% due 03/09/28 1,475 1,526
FS KKR Capital Corp.
3.125% due 10/12/28 1,913 1,767
Genworth Holdings, Inc.
6.500% due 06/15/34 436 450
Global Net Lease, Inc.
4.500% due 09/30/28 (Þ) 1,027 1,005
GLP Capital, LP / GLP Financing II,
Inc.
5.300% due 01/15/29 2,153 2,195
Goldman Sachs Group, Inc. (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 1,080 992
5.536% due 01/28/36 (SOFR +
1.380%)(Ê) 1,320 1,364
4.939% due 10/21/36 (SOFR +
1.330%)(Ê) 1,095 1,080
5.065% due 01/21/37 (SOFR +
1.190%)(Ê) 1,340 1,334
Golub Capital BDC, Inc.
7.050% due 12/05/28 1,573 1,655
Hudson Pacific Properties, LP
5.950% due 02/15/28 296 291
4.650% due 04/01/29 373 342
3.250% due 01/15/30 307 261
Intercontinental Exchange, Inc.
3.000% due 06/15/50 585 385
Jefferies Financial Group, Inc.
5.500% due 02/15/36 940 927
JPMorgan Chase & Co.
5.012% due 01/23/30 (SOFR +
1.310%)(Ê) 1,510 1,548
4.255% due 10/22/31 (SOFR +
0.930%)(Ê) 605 602
2.580% due 04/22/32 (CME Term
SOFR 3 Month + 1.250%)(Ê) 1,370 1,251
5.502% due 01/24/36 (SOFR +
1.315%)(Ê) 1,300 1,352
4.810% due 10/22/36 (SOFR +
1.190%)(Ê) 1,470 1,449
4.898% due 01/22/37 (SOFR +
1.070%)(Ê) 970 962
KeyBank National Association
5.000% due 01/26/33 1,915 1,927
Kilroy Realty, LP
4.250% due 08/15/29 1,918 1,884
Lehman Brothers Holdings, Inc.
1.000% due 09/27/27 (Æ)(Ø) 734 —
1.000% due 05/02/49 (Æ)(Ø) 681 —
1.000% due 12/31/49 (Æ)(Ø) 455 —
Liberty Mutual Group, Inc.
7.800% due 03/07/87 (Þ) 218 250
LPL Holdings, Inc.
6.750% due 11/17/28 2,057 2,188
Manufacturers & Traders Trust Co.
4.700% due 01/27/28 2,715 2,753
MBIA, Inc.
5.700% due 12/01/34 299 278
Morgan Stanley
2.943% due 01/21/33 (SOFR +
1.290%)(Ê) 890 811
5.073% due 01/30/37 (SOFR +
1.184%)(Ê) 1,490 1,485
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 705 547
Series I

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
192 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.892% due 10/22/36 (SOFR +
1.314%)(Ê) 970 955
Series MTN
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 1,625 1,682
Morgan Stanley Direct Lending Fund
6.000% due 05/19/30 1,238 1,260
Nuveen LLC
4.000% due 11/01/28 (Þ) 660 660
Oaktree Specialty Lending Corp.
6.340% due 02/27/30 1,536 1,530
Omega Healthcare Investors, Inc.
3.625% due 10/01/29 2,193 2,126
3.375% due 02/01/31 675 632
Peachtree Corners Funding Trust II
6.012% due 05/15/35 (Þ) 770 811
Pinnacle Bank
5.625% due 02/15/28 2,585 2,641
PNC Financial Services Group, Inc.
(The)
5.676% due 01/22/35 (SOFR +
1.902%)(Ê) 475 498
Prospect Capital Corp.
3.437% due 10/15/28 753 669
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
SOFR + 2.665%)(Ê) 2,216 2,240
Raymond James Financial, Inc.
4.900% due 09/11/35 1,311 1,299
5.650% due 09/11/55 1,115 1,091
Realty Income Corp.
2.850% due 12/15/32 1,200 1,077
S&P Global, Inc.
2.300% due 08/15/60 785 398
3.900% due 03/01/62 235 174
Sabra Health Care, LP
3.200% due 12/01/31 990 906
Sammons Financial Group, Inc.
4.450% due 05/12/27 (Þ) 1,335 1,335
Santander Holdings USA, Inc.
4.400% due 07/13/27 395 397
6.565% due 06/12/29 (SOFR +
2.700%)(Ê) 2,642 2,762
Service Properties Trust
4.950% due 10/01/29 557 492
4.375% due 02/15/30 496 430
Simon Property Group, LP
1.750% due 02/01/28 575 552
3.250% due 09/13/49 2,070 1,426
Synchrony Bank
5.625% due 08/23/27 1,788 1,822
Synchrony Financial
5.150% due 03/19/29 1,413 1,434
Truist Financial Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series MTN
4.873% due 01/26/29 (SOFR +
1.435%)(Ê) 1,100 1,117
1.887% due 06/07/29 (SOFR +
0.862%)(Ê) 1,040 990
Unum Group
4.046% due 08/15/41 (Þ) 1,085 895
4.500% due 12/15/49 385 313
US Bancorp
4.653% due 02/01/29 (SOFR +
1.230%)(Ê) 2,240 2,267
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 930 975
Vornado Realty, LP
2.150% due 06/01/26 522 518
3.400% due 06/01/31 157 143
5.750% due 02/01/33 810 820
Voya Financial, Inc.
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 2,797 2,671
Webster Financial Corp.
4.100% due 03/25/29 1,961 1,943
Wells Fargo & Co.
5.198% due 01/23/30 (SOFR +
1.500%)(Ê) 1,430 1,473
5.389% due 04/24/34 (SOFR +
2.020%)(Ê) 2,985 3,086
4.960% due 01/23/37 (SOFR +
1.100%)(Ê) 1,150 1,141
Western Alliance Bank
6.537% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê) 1,076 1,087
Zions Bancorp NA
3.250% due 10/29/29 1,418 1,338
158,015
Health Care - 1.4%
AbbVie, Inc.
3.200% due 11/21/29 585 568
4.250% due 11/21/49 1,510 1,245
5.400% due 03/15/54 515 499
Amgen, Inc.
5.150% due 03/02/28 880 901
4.200% due 02/22/52 450 357
Bristol-Myers Squibb Co.
3.900% due 02/20/28 728 730
2.550% due 11/13/50 1,220 721
Centene Corp.
2.450% due 07/15/28 4,929 4,637
CVS Health Corp.
4.300% due 03/25/28 40 40
4.780% due 03/25/38 2,391 2,241
Elevance Health, Inc.
4.750% due 02/15/30 465 473

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 193
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.200% due 02/15/35 1,225 1,243
HCA, Inc.
3.625% due 03/15/32 1,290 1,217
5.750% due 03/01/35 1,150 1,202
3.500% due 07/15/51 1,763 1,196
Humana, Inc.
8.150% due 06/15/38 1,841 2,201
Merck & Co., Inc.
2.750% due 12/10/51 1,390 854
Pfizer Investment Enterprises Pte., Ltd.
4.750% due 05/19/33 1,195 1,207
Pfizer, Inc.
2.550% due 05/28/40 725 532
Royalty Pharma PLC
1.750% due 09/02/27 1,180 1,139
Tenet Healthcare Corp.
6.875% due 11/15/31 576 630
UnitedHealth Group, Inc.
5.875% due 02/15/53 1,910 1,919
6.050% due 02/15/63 880 893
Universal Health Services, Inc.
2.650% due 10/15/30 1,573 1,433
28,078
Materials and Processing - 0.9%
Celanese US Holdings LLC
7.379% due 07/15/32 1,186 1,239
7.200% due 11/15/33 996 1,053
FMC Corp.
6.375% due 05/18/53 966 731
Huntsman International LLC
4.500% due 05/01/29 1,192 1,148
5.700% due 10/15/34 253 236
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 3,186 3,065
2.300% due 11/01/30 (Þ) 1,505 1,361
Louisiana-Pacific Corp.
3.625% due 03/15/29 (Þ) 2,050 1,989
LYB International Finance III LLC
5.875% due 01/15/36 332 328
RPM International, Inc.
4.550% due 03/01/29 2,630 2,661
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 584 614
Sherwin-Williams Co. (The)
4.500% due 06/01/47 3,311 2,829
United States Steel Corp.
6.650% due 06/01/37 520 548
17,802
Producer Durables - 1.5%
Avnet, Inc.
6.250% due 03/15/28 1,821 1,887
Caterpillar, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.200% due 05/15/35 1,520 1,573
Flowserve Corp.
3.500% due 10/01/30 585 559
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 2,508 2,458
6.750% due 01/15/31 (Þ) 398 416
Honeywell International, Inc.
4.500% due 01/15/34 870 862
Huntington Ingalls Industries, Inc.
3.483% due 12/01/27 1,919 1,900
2.043% due 08/16/28 818 777
Jacobs Engineering Group, Inc.
6.350% due 08/18/28 2,588 2,720
Kirby Corp.
4.200% due 03/01/28 2,474 2,480
Lennox International, Inc.
5.500% due 09/15/28 2,151 2,221
Masco Corp.
1.500% due 02/15/28 1,943 1,848
Nordson Corp.
5.600% due 09/15/28 1,244 1,288
Penske Truck Leasing Co., LP / PTL
Finance Corp.
6.200% due 06/15/30 (Þ) 1,140 1,216
Republic Services, Inc.
5.000% due 04/01/34 745 761
RTX Corp.
4.125% due 11/16/28 2,140 2,150
Waste Management, Inc.
4.625% due 02/15/33 1,260 1,273
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 2,741 2,778
XPO CNW, Inc.
6.700% due 05/01/34 87 93
29,260
Technology - 2.3%
Apple, Inc.
3.000% due 06/20/27 1,610 1,598
4.100% due 08/08/62 1,314 1,024
Belo Corp.
7.750% due 06/01/27 99 103
Booz Allen Hamilton, Inc.
3.875% due 09/01/28 (Þ) 1,378 1,356
CDW LLC / CDW Finance Corp.
3.276% due 12/01/28 2,937 2,860
Crane NXT Co.
4.200% due 03/15/48 580 376
Entegris, Inc.
4.750% due 04/15/29 (Þ) 2,732 2,732
Fiserv, Inc.
3.500% due 07/01/29 990 962
Foundry JV Holdco LLC

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
194 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.100% due 01/25/36 (Þ) 2,665 2,803
Gartner, Inc.
3.625% due 06/15/29 (Þ) 2,829 2,729
Hewlett Packard Enterprise Co.
5.000% due 10/15/34 930 915
5.600% due 10/15/54 960 880
Intuit, Inc.
5.200% due 09/15/33 1,110 1,151
5.500% due 09/15/53 695 670
Jabil, Inc.
3.600% due 01/15/30 1,125 1,089
Kyndryl Holdings, Inc.
6.350% due 02/20/34 810 850
Marvell Technology, Inc.
5.950% due 09/15/33 465 494
5.450% due 07/15/35 530 545
Series *
4.875% due 06/22/28 710 723
Meta Platforms, Inc.
5.400% due 08/15/54 1,110 1,023
5.750% due 11/15/65 1,490 1,409
Series .
5.625% due 11/15/55 1,905 1,810
Motorola Solutions, Inc.
4.600% due 05/23/29 1,690 1,710
2.300% due 11/15/30 510 464
NetApp, Inc.
2.700% due 06/22/30 1,210 1,127
5.700% due 03/17/35 1,019 1,060
News Corp.
3.875% due 05/15/29 (Þ) 3,023 2,945
Oracle Corp.
3.250% due 11/15/27 2,090 2,049
6.150% due 11/09/29 1,371 1,429
2.875% due 03/25/31 1,370 1,230
3.900% due 05/15/35 1,521 1,310
5.200% due 09/26/35 745 710
3.950% due 03/25/51 475 312
5.950% due 09/26/55 1,411 1,243
Seagate Data Storage Technology Pte,
Ltd.
4.091% due 06/01/29 (Þ) 132 129
Western Digital Corp.
4.750% due 02/15/26 421 421
44,241
Utilities - 3.6%
AEP Texas, Inc.
3.950% due 06/01/28 1,738 1,733
Alliant Energy Finance LLC
4.250% due 06/15/28 (Þ) 1,766 1,759
Ameren Illinois Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.800% due 05/15/28 830 828
American Water Capital Corp.
5.700% due 09/01/55 372 371
AT&T, Inc.
4.250% due 03/01/27 1,180 1,183
4.550% due 11/01/32 663 658
4.900% due 11/01/35 1,228 1,209
3.650% due 06/01/51 2,140 1,499
Berkshire Hathaway Energy Co.
2.850% due 05/15/51 1,560 968
Boston Gas Co.
3.001% due 08/01/29 (Þ) 2,118 2,029
Brooklyn Union Gas Co. (The)
3.865% due 03/04/29 (Þ) 2,208 2,179
Cleveland Electric Illuminating Co.
(The)
3.500% due 04/01/28 (Þ) 1,074 1,058
CMS Energy Corp.
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 1,114 1,025
DTE Electric Co.
Series A
1.900% due 04/01/28 615 591
Duke Energy Carolinas LLC
2.450% due 08/15/29 1,645 1,560
Duke Energy Florida LLC
6.200% due 11/15/53 567 607
Duke Energy Progress LLC
3.450% due 03/15/29 1,100 1,084
Edison International
5.250% due 11/15/28 1,805 1,836
Evergy, Inc.
6.650% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.558%)(Ê) 1,429 1,469
FirstEnergy Corp.
Series B
3.900% due 07/15/27 1,066 1,064
FirstEnergy Pennsylvania Electric Co.
4.300% due 01/15/29 (Þ) 2,528 2,530
FirstEnergy Transmission LLC
2.866% due 09/15/28 (Þ) 1,762 1,709
Frontier Florida LLC
Series E
6.860% due 02/01/28 685 709
Frontier North, Inc.
Series G
6.730% due 02/15/28 113 116
Indianapolis Power & Light Co.
5.700% due 04/01/54 (Þ) 1,105 1,098
ITC Holdings Corp.
4.950% due 09/22/27 (Þ) 1,788 1,810

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 195
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lumen Technologies, Inc.
Series P
7.600% due 09/15/39 257 254
NextEra Energy Capital Holdings, Inc.
6.375% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.053%)(Ê) 1,455 1,504
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 3,046 2,946
Oglethorpe Power Corp.
3.750% due 08/01/50 1,625 1,171
Pacific Gas and Electric Co.
3.000% due 06/15/28 1,728 1,681
PacifiCorp
3.500% due 06/15/29 625 610
7.375% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.319%)(Ê) 327 336
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 1,785 1,863
Sempra
3.700% due 04/01/29 2,299 2,265
Southern California Edison Co.
5.650% due 10/01/28 2,818 2,918
Southwestern Electric Power Co.
Series M
4.100% due 09/15/28 553 553
Sprint Capital Corp.
6.875% due 11/15/28 1,272 1,364
System Energy Resources, Inc.
6.000% due 04/15/28 1,877 1,949
T-Mobile USA, Inc.
3.750% due 04/15/27 1,100 1,097
2.050% due 02/15/28 2,429 2,337
4.950% due 03/15/28 810 825
2.550% due 02/15/31 670 613
3.300% due 02/15/51 1,260 837
Union Electric Co.
5.250% due 01/15/54 1,070 1,003
Verizon Communications, Inc.
4.272% due 01/15/36 1,917 1,797
3.550% due 03/22/51 3,540 2,509
5.875% due 11/30/55 755 745
Virginia Electric and Power Co.
5.550% due 08/15/54 465 450
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 5,453 5,426
69,735
500,872
International Debt - 13.3%
ACREC LLC
Series 2026-FL4 Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 01/18/43 (CME Term
SOFR 1 Month + 1.450%)(Ê)(Þ) 7,317 7,333
Adani Ports and Special Economic
Zone, Ltd.
4.200% due 08/04/27 (Þ) 650 641
4.375% due 07/03/29 (Þ) 1,319 1,284
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
5.100% due 01/19/29 630 645
3.300% due 01/30/32 1,260 1,165
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 1,184 1,115
Africa Finance Corp.
4.375% due 04/17/26 (Þ) 1,158 1,154
Allianz SE
6.350% due 09/06/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.232%)(Ê)(Þ) 1,400 1,497
America Movil SAB de CV
3.625% due 04/22/29 1,547 1,515
Australia and New Zealand Banking
Group, Ltd.
2.570% due 11/25/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 1,385 1,251
Avolon Holdings Funding, Ltd.
2.750% due 02/21/28 (Þ) 1,160 1,126
Bain Capital Credit CLO, Ltd.
Series 2025-4A Class D1
6.459% due 01/17/39 (CME Term
SOFR 3 Month + 2.600%)(Ê)(Þ) 4,000 4,020
Banco Santander SA
3.490% due 05/28/30 1,400 1,350
Bangkok Bank PCL
4.300% due 06/15/27 (Þ) 2,753 2,755
Bank of Montreal
Series 6
6.875% due 11/26/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.976%)(Ê) 974 1,003
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 624 610
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 1,870 1,979
Banque Federative du Credit Mutuel
SA
4.541% due 01/15/31 (Þ) 1,030 1,028
5.106% due 01/15/36 (Þ) 580 578
Barclays PLC
6.490% due 09/13/29 (SOFR +
2.220%)(Ê) 1,680 1,773
5.088% due 06/20/30 (USD 3 Month
SOFR + 3.054%)(Ê) 2,736 2,786

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
196 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.224% due 05/09/34 (SOFR +
2.980%)(Ê) 2,170 2,327
Barings CLO, Ltd.
Series 2025-1A Class A
4.798% due 04/20/38 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 3,260 3,264
BAT Capital Corp.
4.540% due 08/15/47 1,410 1,169
7.081% due 08/02/53 578 653
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 1,595 1,667
BNP Paribas SA
5.497% due 05/20/30 (SOFR +
1.590%)(Ê)(Þ) 2,170 2,245
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.483%)(Ê)(Þ) 2,825 2,809
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 482 540
BPCE SA
4.760% due 01/13/32 (SOFR +
1.267%)(Ê)(Þ) 640 640
5.417% due 01/13/37 (SOFR +
1.568%)(Ê)(Þ) 1,910 1,904
Brookfield Asset Management, Ltd.
6.077% due 09/15/55 555 571
Brookfield Infrastructure Finance ULC
6.750% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.453%)(Ê) 1,355 1,366
Canadian Imperial Bank of Commerce
6.950% due 01/28/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.833%)(Ê) 1,807 1,861
Canadian Natural Resources, Ltd.
3.850% due 06/01/27 1,638 1,637
5.850% due 02/01/35 258 269
Canadian Pacific Railway Co.
7.125% due 10/15/31 1,078 1,220
CCL Industries, Inc.
3.050% due 06/01/30 (Þ) 1,389 1,307
Cellnex Telecom SA
3.875% due 07/07/41 (Þ) 1,385 1,124
Celulosa Arauco y Constitucion SA
3.875% due 11/02/27 2,050 2,030
Cemex SAB de CV
5.200% due 09/17/30 (Þ) 1,712 1,733
Cencosud SA
4.375% due 07/17/27 (Þ) 2,875 2,880
Cenovus Energy, Inc.
6.750% due 11/15/39 11 12
Credit Agricole SA
3.250% due 01/14/30 (Þ) 1,050 1,001
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.644%)(Ê)(Þ) 2,860 2,833
Daimler Truck Finance North America
LLC
5.375% due 01/18/34 (Þ) 1,410 1,441
Danske Bank A/S
5.705% due 03/01/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.400%)(Ê)(Þ) 2,520 2,619
Delhaize America LLC
9.000% due 04/15/31 809 963
Deutsche Bank AG
5.882% due 07/08/31 (SOFR +
5.438%)(Ê) 2,300 2,385
4.469% due 12/10/31 (SOFR +
1.100%)(Ê) 814 813
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 388 390
Diageo Capital PLC
5.625% due 10/05/33 1,385 1,466
Eagle Funding Luxco SARL
5.500% due 08/17/30 (Þ) 5,100 5,179
Element Fleet Management Corp.
6.319% due 12/04/28 (Þ) 1,505 1,586
EMD Finance LLC
4.625% due 10/15/32 (Þ) 760 761
5.000% due 10/15/35 (Þ) 1,260 1,258
Enbridge, Inc.
5.700% due 03/08/33 2,133 2,237
Enel Finance International NV
2.125% due 07/12/28 (Þ) 3,072 2,928
Flatiron CLO, Ltd.
Series 2025-30A Class A1
4.832% due 04/15/38 (CME Term
SOFR 3 Month + 1.160%)(Ê)(Þ) 2,500 2,501
Gildan Activewear, Inc.
4.700% due 10/07/30 (Þ) 447 446
5.400% due 10/07/35 (Þ) 447 446
Glencore Funding LLC
5.634% due 04/04/34 (Þ) 528 552
Home RE, Ltd.
Series 2021-2 Class M2
6.947% due 01/25/34 (SOFR 30 Day
Average + 3.250%)(Ê)(Þ) 1,046 1,056
Series 2022-1 Class B1
12.697% due 10/25/34 (SOFR 30
Day Average + 9.000%)(Ê)(Þ) 2,000 2,265
HSBC Holdings PLC
7.390% due 11/03/28 (SOFR +
3.350%)(Ê) 840 886
5.286% due 11/19/30 (SOFR +
1.290%)(Ê) 1,375 1,420
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 1,467 1,454

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 197
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Imperial Brands Finance PLC
3.875% due 07/26/29 (Þ) 2,813 2,769
6.375% due 07/01/55 (Þ) 1,700 1,745
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 2,354 2,323
InRetail Consumer
3.250% due 03/22/28 (Þ) 2,843 2,768
Intesa Sanpaolo SpA
6.625% due 06/20/33 (Þ) 2,627 2,900
Kuwait Government International Bond
4.016% due 10/09/28 (Þ) 10,960 10,938
LG Energy Solution, Ltd.
5.750% due 09/25/28 (Þ) 2,622 2,712
Lloyds Banking Group PLC
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 2,170 2,191
4.943% due 11/04/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.970%)(Ê) 2,949 2,904
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 285 299
5.150% due 03/17/30 (Þ) 1,000 1,012
6.500% due 03/26/31 (Þ) 415 444
Macquarie Group, Ltd.
1.629% due 09/23/27 (SOFR +
0.910%)(Ê)(Þ) 2,695 2,653
Magnetite CLO, Ltd.
Series 2020-26A Class AR2
4.818% due 01/25/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 3,370 3,374
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 297 326
Methanex Corp.
5.250% due 12/15/29 361 363
5.650% due 12/01/44 397 357
Mexico Generadora de Energia S de
RL de CV
5.500% due 12/06/32 (Þ) 1,480 1,496
Mexico Government International
Bond
5.375% due 03/22/33 3,368 3,330
Series 10
5.625% due 09/22/35 717 702
MF1 Multifamily Housing Mortgage
Trust
Series 2022-FL8 Class A
5.023% due 02/19/37 (CME Term
SOFR 1 Month + 1.350%)(Ê)(Þ) 3,470 3,473
Mitsubishi UFJ Financial Group, Inc.
5.441% due 02/22/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.630%)(Ê) 2,025 2,108
National Australia Bank, Ltd.
2.332% due 08/21/30 (Þ) 1,730 1,569
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nissan Motor Co., Ltd.
4.345% due 09/17/27 (Þ) 262 259
Nokia Oyj
4.375% due 06/12/27 2,839 2,840
Nordea Bank Abp
4.625% due 09/13/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.690%)(Ê)(Þ) 1,583 1,585
nVent Finance SARL
4.550% due 04/15/28 1,352 1,359
Oaktown Re, Ltd.
Series 2021-2 Class M1C
7.047% due 04/25/34 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 3,798 3,843
Series 2021-1A Class B1
9.197% due 10/25/33 (SOFR 30 Day
Average + 5.500%)(Ê)(Þ) 2,183 2,203
OCP CLO, Ltd.
Series 2021-22A Class AR
5.018% due 10/20/37 (CME Term
SOFR 3 Month + 1.350%)(Ê)(Þ) 3,800 3,819
Series 2025-45A Class D1
6.371% due 10/15/38 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 2,900 2,915
Open Text Corp.
6.900% due 12/01/27 (Þ) 866 894
Peace Park CLO, Ltd.
Series 2025-1A Class AR
4.918% due 10/20/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 6,991 7,012
Petroleos Mexicanos
5.950% due 01/28/31 971 946
6.700% due 02/16/32 5,500 5,490
Port of Newcastle Investments
Financing Pty, Ltd.
5.900% due 11/24/31 (Þ) 337 350
Prosus NV
3.680% due 01/21/30 (Þ) 2,853 2,739
3.832% due 02/08/51 (Þ) 1,530 1,023
Radnor RE, Ltd.
Series 2021-2 Class M1B
7.397% due 11/25/31 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 2,162 2,181
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 1,732 1,716
Rogers Communications, Inc.
5.000% due 02/15/29 605 617
5.300% due 02/15/34 1,180 1,194
7.125% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.620%)(Ê) 1,115 1,170
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 891 889
Royal Bank of Canada

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
198 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 05/02/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.887%)(Ê) 1,334 1,406
Santos Finance, Ltd.
5.750% due 11/13/35 (Þ) 1,480 1,483
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 2,394 2,139
Scentre Group Trust 2
5.125% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.685%)(Ê)(Þ) 1,530 1,539
SK Hynix, Inc.
5.500% due 01/16/29 (Þ) 1,949 2,023
SMBC Aviation Capital Finance DAC
5.550% due 04/03/34 (Þ) 1,395 1,433
Societe Generale SA
5.634% due 01/19/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 2,124 2,197
Standard Chartered PLC
3.603% due 01/12/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.900%)(Ê)(Þ) 1,461 1,349
7.014% due 07/29/49 (USD 3 Month
SOFR + 1.460%)(Ê)(Þ) 430 455
Sumitomo Mitsui Financial Group, Inc.
5.570% due 01/15/47 (SOFR +
1.360%)(Ê) 1,150 1,148
Suncor Energy, Inc.
7.150% due 02/01/32 2,174 2,441
Suzano Austria GmbH
2.500% due 09/15/28 1,647 1,568
Telecom Italia Capital SA
6.375% due 11/15/33 446 467
6.000% due 09/30/34 882 903
7.200% due 07/18/36 211 229
7.721% due 06/04/38 274 306
TELUS Corp.
Series ...
6.625% due 06/09/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.515%)(Ê) 790 794
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 3,749 3,764
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 242 254
7.250% due 07/31/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.977%)(Ê) 1,229 1,286
TransAlta Corp.
6.500% due 03/15/40 585 586
TransCanada PipeLines, Ltd.
Series 10YR
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 05/15/28 1,633 1,639
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 953 948
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 1,708 1,736
Turkiye Government International
Bond
6.300% due 03/14/33 4,672 4,622
UBS Group AG
2.746% due 02/11/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 840 753
United Utilities PLC
6.875% due 08/15/28 634 675
Var Energi ASA
7.500% due 01/15/28 (Þ) 2,622 2,770
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 4.873%)(Ê) 2,087 2,201
Voya CLO, Ltd.
Series 2018-4A Class A1RR
5.032% due 10/15/37 (CME Term
SOFR 3 Month + 1.360%)(Ê)(Þ) 2,000 2,005
Wellesley Park CLO, Ltd.
Series 2025-1A Class D1
6.358% due 01/24/39 (CME Term
SOFR 3 Month + 2.450%)(Ê)(Þ) 4,200 4,221
Yara International ASA
4.750% due 06/01/28 (Þ) 2,861 2,891
258,753
Mortgage-Backed Securities - 24.7%
Alternative Loan Trust
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,373 609
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL4 Class A
5.145% due 11/15/36 (CME Term
SOFR 1 Month + 1.464%)(Ê)(Þ) 1,146 1,146
Series 2022-FL1 Class A
5.157% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 2,249 2,249
Banc of America Mortgage Trust
Series 2005-D Class 2A7
5.373% due 05/25/35 (~)(Ê) 115 117
Barclays Mortgage Loan Trust
Series 2022-RPL1 Class A
4.250% due 02/25/28 (~)(Ê)(Þ) 1,237 1,236
BDS LLC
Series 2022-FL11 Class ATS
5.473% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 4,018 4,020
Series 2025-FL14 Class A

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 199
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.955% due 10/17/42 (CME Term
SOFR 1 Month + 1.282%)(Ê)(Þ) 1,625 1,622
Series 2025-FL16 Class A
5.131% due 07/19/43 (CME Term
SOFR 1 Month + 1.400%)(Ê)(Þ) 10,197 10,201
Bear Stearns ARM Trust
Series 2004-5 Class 2A
4.277% due 07/25/34 (~)(Ê) 84 75
BRCK Trust
Series 2025-830B Class B
5.357% due 12/10/42 (~)(Ê)(Þ) 3,948 3,981
Series 2025-830B Class C
5.658% due 12/10/42 (~)(Ê)(Þ) 3,836 3,861
BX Commercial Mortgage Trust
Series 2021-CIP Class D
5.466% due 12/15/38 (CME Term
SOFR 1 Month + 1.785%)(Ê)(Þ) 8,674 8,674
Series 2024-BIO Class C
6.320% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 15,622 15,491
Series 2024-MDHS Class B
5.521% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 4,580 4,587
Series 2024-VLT4 Class C
5.821% due 06/15/41 (CME Term
SOFR 1 Month + 2.140%)(Ê)(Þ) 4,564 4,554
Series 2025-ROIC Class C
5.224% due 03/15/30 (CME Term
SOFR 1 Month + 1.543%)(Ê)(Þ) 2,355 2,347
Series 2025-ROIC Class D
5.673% due 03/15/30 (CME Term
SOFR 1 Month + 1.993%)(Ê)(Þ) 7,943 7,918
CAMB Commercial Mortgage Trust
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 13,042 11,458
Series 2021-CX2 Class C
2.771% due 11/10/46 (~)(Ê)(Þ) 5,889 4,685
Chase Home Lending Mortgage Trust
Series 2025-3 Class A11
4.997% due 02/25/56 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 2,734 2,745
DBGS Mortgage Trust
Series 2019-1735 Class D
4.195% due 04/10/37 (~)(Ê)(Þ) 4,612 3,801
DK Trust
Series 2024-SPBX Class A
5.180% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 4,021 4,030
Fannie Mae
2.600% due 2031 1,643 1,522
5.500% due 2034 118 121
4.500% due 2035 587 591
5.500% due 2035 81 83
6.000% due 2035 79 83
5.500% due 2036 162 168
5.500% due 2037 51 53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 2039 69 74
5.500% due 2040 1,027 1,067
5.000% due 2041 556 568
6.000% due 2041 263 279
3.500% due 2045 1,597 1,510
4.000% due 2045 888 863
3.000% due 2046 318 291
3.500% due 2046 420 398
4.500% due 2046 762 763
3.000% due 2047 1,555 1,423
3.500% due 2047 748 713
4.000% due 2047 1,010 976
4.500% due 2048 1,841 1,832
5.000% due 2048 1,062 1,077
3.000% due 2049 13,214 11,848
3.500% due 2049 55 52
4.000% due 2049 1,584 1,537
5.000% due 2049 75 77
2.500% due 2050 2,666 2,268
3.000% due 2050 11,563 10,351
2.000% due 2051 2,976 2,415
2.500% due 2051 1,461 1,262
5.000% due 2052 14,614 14,685
4.500% due 2053 9,157 8,999
5.000% due 2053 10,764 10,821
5.000% due 2055 6,588 6,589
30 Year TBA(Ï)
4.500% 15,000 14,691
5.000% 27,000 26,987
Series 1997-281 Class 2
Interest Only STRIPS
9.000% due 11/25/26 — —
Series 2000-306 Class IO
Interest Only STRIPS
8.000% due 05/25/30 2 —
Series 2001-317 Class 2
Interest Only STRIPS
8.000% due 12/25/31 3 —
Series 2002-320 Class 2
Interest Only STRIPS
7.000% due 04/25/32 1 —
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only STRIPS
4.683% due 05/18/27 (SOFR 30 Day
Average + 8.386%)(Ê) — —
Series 2003-25 Class IK
Interest Only STRIPS
7.000% due 04/25/33 8 1
Series 2003-32 Class UI

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
200 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
6.000% due 05/25/33 9 1
Series 2003-33 Class IA
Interest Only STRIPS
6.500% due 05/25/33 40 5
Series 2003-35 Class IU
Interest Only STRIPS
6.000% due 05/25/33 8 1
Series 2003-35 Class UI
Interest Only STRIPS
6.500% due 05/25/33 9 1
Series 2003-64 Class JI
Interest Only STRIPS
6.000% due 07/25/33 4 1
Series 2006-118 Class A1
4.049% due 12/25/36 (SOFR 30 Day
Average + 0.174%)(Ê) 7 7
Series 2007-73 Class A1
4.049% due 07/25/37 (SOFR 30 Day
Average + 0.174%)(Ê) 51 50
Series 2009-70 Class PS
Interest Only STRIPS
2.938% due 01/25/37 (SOFR 30 Day
Average + 6.636%)(Ê) 1,858 182
Series 2010-95 Class S
Interest Only STRIPS
2.788% due 09/25/40 (-1 x SOFR 30
Day Average + 6.486%)(Ê) 1,788 180
Freddie Mac
6.000% due 2038 408 434
4.500% due 2039 1,233 1,237
5.500% due 2039 168 176
5.500% due 2040 252 263
4.000% due 2041 1,584 1,555
5.500% due 2041 341 354
4.000% due 2044 836 818
3.500% due 2045 3,444 3,286
3.000% due 2046 5,663 5,183
4.000% due 2046 437 424
4.500% due 2046 160 160
3.000% due 2047 1,649 1,510
3.000% due 2048 178 162
4.000% due 2048 603 586
4.500% due 2048 1,159 1,151
3.000% due 2049 729 659
2.500% due 2050 7,347 6,383
3.000% due 2050 9,327 8,406
2.000% due 2051 821 680
2.500% due 2051 8,167 7,059
4.000% due 2052 13,180 12,631
4.500% due 2052 14,751 14,499
5.000% due 2052 10,782 10,844
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 2055 14,607 14,969
5.000% due 2056 10,963 10,960
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIPS
3.183% due 06/17/27 (SOFR 30 Day
Average + 6.886%)(Ê) 21 —
Series 2000-2247 Class SC
Interest Only STRIPS
3.678% due 08/15/30 (-1 x SOFR 30
Day Average + 7.386%)(Ê) 2 —
Series 2002-2463 Class SJ
Interest Only STRIPS
4.178% due 03/15/32 (SOFR 30 Day
Average + 7.886%)(Ê) 5 1
Series 2003-2610 Class UI
Interest Only STRIPS
6.500% due 05/15/33 2 —
Series 2003-2624 Class QH
5.000% due 06/15/33 74 75
Series 2003-2649 Class IM
Interest Only STRIPS
7.000% due 07/15/33 11 2
Series 2006-R007 Class ZA
6.000% due 05/15/36 301 315
Freddie Mac
Series 1998-191 Class IO
Interest Only STRIPS
8.000% due 01/01/28 — —
Series 1998-194 Class IO
Interest Only STRIPS
6.500% due 04/01/28 1 —
Series 2001-212 Class IO
Interest Only STRIPS
6.000% due 05/15/31 4 —
Series 2001-215 Class IO
Interest Only STRIPS
8.000% due 06/15/31 4 1
Ginnie Mae
30 Year TBA(Ï)
5.000% 9,500 9,494
Ginnie Mae II
4.500% due 2039 1,923 1,933
4.500% due 2055 14,946 14,594
5.500% due 2055 3,945 4,019
Government National Mortgage
Association
Series 1999-27 Class SE
Interest Only STRIPS
4.808% due 08/16/29 (-1 x CME
Term SOFR 1 Month + 8.486%)(Ê) 1 —
Series 2014-190 Class PL
3.500% due 12/20/44 943 889
Gracechurch Mortgage Financing PLC
Series 2020-GRCE Class A

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 201
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.347% due 12/10/40 (Þ) 938 841
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.322% due 09/10/38 (~)(Ê)(Þ) 2,507 2,504
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 —
Hudson Yards Mortgage Trust
Series 2025-SPRL Class E
6.678% due 01/13/40 (~)(Ê)(Þ) 3,405 3,539
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 64 58
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 122 114
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 370 336
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 10,462 9,819
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 5,024 4,577
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 2,172 1,966
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 8,386 7,585
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 3,824 3,505
JPMorgan Wealth Management
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 1,261 1,101
MF1 Multifamily Housing Mortgage
Trust
Series 2022-FL9 Class A
5.823% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 1,637 1,637
Series 2024-FL14 Class A
5.412% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 7,668 7,687
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class XA
Interest Only STRIPS
0.343% due 09/13/39 (~)(Ê)(Þ) 58,208 235
Series 2017-237P Class XB
Interest Only STRIPS
0.050% due 09/13/39 (~)(Ê)(Þ) 35,996 43
Nomura Resecuritization Trust
Series 2015-11R Class 3A2
4.172% due 05/26/36 (~)(Ê)(Þ) 368 364
PRPM LLC
Series 2024-7 Class A1
5.870% due 11/25/29 (~)(Ê)(Þ) 1,599 1,600
Series 2024-8 Class A1
5.897% due 12/25/29 (~)(Ê)(Þ) 947 951
Series 2024-RCF6 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 10/25/64 (~)(Ê)(Þ) 3,614 3,605
Series 2025-2 Class A1
6.469% due 05/25/30 (~)(Ê)(Þ) 3,567 3,570
Series 2025-4 Class A1
6.179% due 06/25/30 (~)(Ê)(Þ) 4,538 4,544
Series 2025-6 Class A1
5.774% due 08/25/28 (~)(Ê)(Þ) 2,328 2,331
Series 2025-7 Class A1
5.503% due 08/25/30 (~)(Ê)(Þ) 3,379 3,415
Series 2025-RCF4 Class A1
4.500% due 08/25/55 (~)(Ê)(Þ) 7,328 7,266
Series 2025-RCF5 Class A2
5.310% due 10/25/55 (~)(Ê)(Þ) 1,778 1,786
PRPM Trust
5.305% due 01/25/56 (~)(Ê)(Þ) 1,900 1,903
Series 2025-RCF1 Class A1
4.845% due 01/25/56 (~)(Ê)(Þ) 1,500 1,505
Series 2025-RCF1 Class A2
5.206% due 01/25/56 (~)(Ê)(Þ) 1,900 1,903
RFR Trust
Series 2025-SGRM Class B
5.670% due 03/11/41 (~)(Ê)(Þ) 6,748 6,895
Series 2025-SGRM Class C
5.816% due 03/11/41 (~)(Ê)(Þ) 5,579 5,676
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 348 325
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
4.190% due 04/19/35 (CME Term
SOFR 1 Month + 0.514%)(Ê) 108 102
TCO Commercial Mortgage Trust
Series 2024-DPM Class A
4.923% due 12/15/39 (CME Term
SOFR 1 Month + 1.243%)(Ê)(Þ) 3,910 3,913
TORY Commercial Mortgage Trust
Series 2026-HGTS Class A
4.912% due 01/13/46 (~)(Ê)(Þ) 11,173 11,166
VDCM Commercial Mortgage Trust
Series 2025-AZ Class B
5.481% due 07/13/44 (~)(Ê)(Þ) 3,311 3,349
Series 2025-AZ Class C
6.033% due 07/13/44 (~)(Ê)(Þ) 6,406 6,516
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
5.046% due 02/15/40 (CME Term
SOFR 1 Month + 1.364%)(Ê)(Þ) 741 740
481,557
Non-US Bonds - 6.1%
Apna Park CLO DAC
Series 2025-1A Class A
3.366% due 12/15/38 (3 Month
EURIBOR + 1.290%)(Ê)(Þ) EUR 13,100 15,590

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
202 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Australia Government International
Bond
Series 147
3.250% due 06/21/39 (Þ) AUD 1,422 826
Series 162
1.750% due 06/21/51 (Þ) AUD 7,958 2,820
Bundesrepublik Deutschland
Bundesanleihe
Series TWIN
2.500% due 02/15/35 (Þ) EUR 5,045 5,853
Colombian TES
Series B
12.500% due 02/27/30 COP 33,000,000 8,758
13.250% due 02/09/33 COP 29,175,300 8,118
11.750% due 01/24/35 COP 6,535,300 1,698
European Union
Series UFA
4.000% due 10/12/55 (Þ) EUR 811 953
Iceland Rikisbref
6.500% due 01/24/31 ISK 412,087 3,324
6.500% due 02/15/38 ISK 414,131 3,379
Japan 30 Year Government
International Bond
3.400% due 12/20/55 JPY 354,900 2,218
Series 81
1.600% due 12/20/53 JPY 848,350 3,549
Series 84
2.100% due 09/20/54 JPY 791,500 3,746
Series 85
2.300% due 12/20/54 JPY 188,000 933
Japan 40 Year Government
International Bond
Series 13
0.500% due 03/20/60 JPY 725,700 1,942
Mexico Government International
Bond
3.875% due 05/16/31 EUR 2,820 3,344
4.500% due 03/19/34 EUR 1,636 1,937
4.875% due 05/16/36 EUR 679 804
2.250% due 08/12/36 EUR 452 429
5.125% due 05/04/37 EUR 583 698
4.000% due 03/15/15 EUR 2,092 1,737
New Zealand Government International
Bond
Series 0531
1.500% due 05/15/31 NZD 12,566 6,650
Series 0535
4.500% due 05/15/35 NZD 6,062 3,639
Petroleos Mexicanos
4.750% due 02/26/29 (Þ) EUR 2,156 2,576
Romanian Government International
Bond
5.625% due 02/22/36 (Þ) EUR 1,481 1,791
2.625% due 12/02/40 (Þ) EUR 3,214 2,636
2.750% due 04/14/41 (Þ) EUR 254 209
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 04/13/42 (Þ) EUR 2,987 2,443
6.500% due 10/07/45 (Þ) EUR 1,000 1,236
4.625% due 04/03/49 (Þ) EUR 802 788
3.375% due 01/28/50 (Þ) EUR 285 229
United Kingdom Gilt
5.250% due 01/31/41 (Þ) GBP 1,800 2,530
0.875% due 01/31/46 (Þ) GBP 3,030 1,931
4.375% due 07/31/54 (Þ) GBP 1,850 2,193
Vantage Data Centers Germany
Borrower SARL
Series 2025-1A Class A2
4.292% due 06/28/50 (Þ) EUR 6,578 7,864
Vantage Data Centers Jersey Borrower
Spv, Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 6,995 9,773
119,144
United States Government Treasuries - 6.6%
United States Treasury Notes
0.625% due 03/31/27 3,550 3,433
2.375% due 05/15/27 5,205 5,129
0.500% due 05/31/27 3,970 3,816
2.250% due 08/15/27 4,999 4,904
2.250% due 11/15/27 2,495 2,440
0.625% due 11/30/27 6,000 5,694
2.750% due 02/15/28 5,019 4,941
1.125% due 02/29/28 117 111
3.125% due 11/15/28 666 658
3.750% due 12/31/28 3,376 3,389
1.875% due 02/28/29 8,797 8,354
4.250% due 02/28/29 465 473
4.625% due 04/30/29 2,915 3,002
2.375% due 05/15/29 2,052 1,972
4.000% due 07/31/29 16 16
3.625% due 08/31/29 2,615 2,610
4.000% due 10/31/29 1,478 1,493
1.750% due 11/15/29 2,766 2,580
0.625% due 05/15/30 696 611
6.250% due 05/15/30 2,534 2,778
3.750% due 06/30/30 1,612 1,612
0.625% due 08/15/30 2,591 2,254
0.875% due 11/15/30 3,500 3,057
3.625% due 12/31/30 365 362
1.625% due 05/15/31 1,861 1,664
1.250% due 08/15/31 1,081 940
1.375% due 11/15/31 5,042 4,383
1.875% due 02/15/32 2,994 2,663
2.875% due 05/15/32 2,582 2,426
3.875% due 08/31/32 1,699 1,687
3.875% due 09/30/32 4,905 4,868

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 203
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 11/30/32 2,718 2,675
3.500% due 02/15/33 675 653
3.875% due 08/15/33 2,243 2,214
4.500% due 11/15/33 2,999 3,079
4.000% due 02/15/34 1,222 1,212
3.875% due 08/15/34 1,435 1,405
4.625% due 02/15/35 1,447 1,493
4.250% due 05/15/35 617 618
4.000% due 11/15/35 1,310 1,283
4.500% due 02/15/36 1,100 1,126
1.125% due 05/15/40 491 310
1.125% due 08/15/40 1,748 1,093
1.375% due 11/15/40 1,621 1,049
1.750% due 08/15/41 1,939 1,304
2.000% due 11/15/41 627 436
3.250% due 05/15/42 1,805 1,500
2.750% due 11/15/42 140 107
2.875% due 05/15/43 1,312 1,015
4.125% due 08/15/44 2,054 1,879
2.500% due 05/15/46 1,673 1,158
2.750% due 11/15/47 1,574 1,117
3.375% due 11/15/48 384 303
3.000% due 02/15/49 309 227
2.875% due 05/15/49 989 707
1.250% due 05/15/50 797 380
1.375% due 08/15/50 607 298
1.625% due 11/15/50 686 359
2.375% due 05/15/51 1,309 822
2.000% due 08/15/51 1,199 685
1.875% due 11/15/51 2,595 1,428
2.875% due 05/15/52 1,506 1,048
3.625% due 02/15/53 511 412
4.750% due 11/15/53 1,050 1,025
4.625% due 05/15/54 1,030 986
4.250% due 08/15/54 1,000 899
4.500% due 11/15/54 844 792
4.750% due 05/15/55 1,250 1,222
4.750% due 08/15/55 4,976 4,866
127,505
Total Long-Term Fixed
Income Investments
(cost $1,645,221) 1,617,685
Short-Term Investments - 16.6%
Japan Treasury Discount Bills
Series 1340
0.000% due 02/02/26 (ž) JPY 3,063,000 19,792
Series 1352
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.631% due 03/30/26 (ž) JPY 3,998,000 25,807
U.S. Cash Management Fund(@) 188,225,050 (∞) 188,187
United States Treasury Bills
3.345% due 02/26/26 (ž) 88,800 88,586
Total Short-Term Investments
(cost $322,578) 322,372
Total Investments - 99.7%
(identified cost $1,967,799) 1,940,057
Other Assets and Liabilities,
Net - 0.3%
5,287
Net Assets - 100.0%
1,945,344

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
204 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
34.4%
200 Park Funding Trust 02/25/25 1,110,000 100.00 1,110
1,105
ACREC LLC 01/08/26 7,317,000 100.00 7,317
7,333
Adani Ports and Special Economic Zone, Ltd. 02/11/25 650,000 96.87 630
641
Adani Ports and Special Economic Zone, Ltd. 10/14/25 1,319,000 97.75 1,289
1,284
AES Panama Generation Holdings SRL 04/26/21 1,183,690 101.92 1,206
1,115
Africa Finance Corp. 11/02/21 1,158,000 100.15 1,160
1,154
Aircastle, Ltd. 07/07/22 2,796,000 93.00 2,600
2,721
Aircastle, Ltd. 10/30/24 2,575,000 101.76 2,620
2,682
Albertsons Cos., Inc. / Safeway Inc / New Albertsons, LP / Albertsons LLC 09/20/23 370,000 98.44 364
370
Albertsons Cos., Inc. / Safeway Inc / New Albertsons, LP / Albertsons LLC 08/20/24 110,000 95.05 105
106
Alliant Energy Finance LLC 12/04/25 1,766,000 99.43 1,756
1,759
Allianz SE 10/30/24 1,400,000 106.19 1,487
1,497
Antero Resources Corp. 05/09/25 1,002,000 97.99 982
1,016
Apna Park CLO DAC 10/07/25 EUR 13,100,000 116.51 15,262
15,590
Arbor Realty Commercial Real Estate Notes, Ltd. 06/14/23 1,145,649 99.00 1,134
1,146
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 2,249,329 99.98 2,249
2,249
Audax Senior Debt CLO LLC 02/21/25 4,160,000 100.00 4,160
4,163
Australia and New Zealand Banking Group, Ltd. 10/30/24 1,385,000 86.36 1,196
1,251
Australia Government International Bond 04/01/25 AUD 7,958,000 33.60 2,674
2,820
Australia Government International Bond 04/01/25 AUD 1,422,000 54.55 776
826
Avolon Holdings Funding, Ltd. 10/30/24 1,160,000 95.17 1,104
1,126
Bain Capital Credit CLO, Ltd. 09/18/25 4,000,000 100.00 4,000
4,020
Bangkok Bank PCL 05/09/25 2,753,000 99.65 2,743
2,755
Banque Federative du Credit Mutuel SA 01/07/26 580,000 100.00 580
578
Banque Federative du Credit Mutuel SA 01/07/26 1,030,000 100.00 1,030
1,028
Barclays Mortgage Loan Trust 03/26/24 1,236,792 98.15 1,214
1,236
Barings CLO, Ltd. 02/14/25 3,260,000 100.00 3,260
3,264
BDS LLC 04/04/22 4,017,941 100.00 4,018
4,020
BDS LLC 02/21/25 1,625,000 99.76 1,621
1,622
BDS LLC 11/20/25 10,197,000 100.00 10,197
10,201
Bimbo Bakeries USA, Inc. 10/14/25 1,595,000 104.61 1,668
1,667
Blackstone Holdings Finance Co. LLC 10/30/24 1,140,000 86.97 991
1,011
BNP Paribas SA 04/17/24 2,825,000 94.78 2,678
2,809
BNP Paribas SA 10/30/24 2,170,000 101.09 2,194
2,245
Bombardier, Inc. 06/04/25 482,000 106.83 515
540
Booz Allen Hamilton, Inc. 03/25/25 1,378,000 96.47 1,329
1,356
Boston Gas Co. 01/14/26 2,118,000 95.95 2,032
2,029
BPCE SA 01/06/26 1,910,000 100.00 1,910
1,904
BPCE SA 01/06/26 640,000 100.00 640
640
BRAVO Residential Funding Trust 04/30/24 621,297 99.98 621
629
BRAVO Residential Funding Trust 10/09/24 2,309,669 99.99 2,309
2,325
BRAVO Residential Funding Trust 04/08/25 6,441,861 99.99 6,441
6,509
BRCK Trust 11/26/25 3,948,000 100.00 3,948
3,981
BRCK Trust 11/26/25 3,836,000 101.32 3,887
3,861
Brooklyn Union Gas Co. (The) 09/05/25 2,208,000 98.95 2,185
2,179
Bundesrepublik Deutschland Bundesanleihe 12/11/25 EUR 5,045,000 114.61 5,782
5,853
Business Jet Securities LLC 09/06/24 1,973,066 100.00 1,973
1,986
BX Commercial Mortgage Trust 12/02/21 8,674,180 99.89 8,665
8,674
BX Commercial Mortgage Trust 01/24/24 15,622,000 99.77 15,586
15,491
BX Commercial Mortgage Trust 05/02/24 4,579,543 99.77 4,569
4,587
BX Commercial Mortgage Trust 02/20/25 7,943,193 99.79 7,927
7,918
BX Commercial Mortgage Trust 02/20/25 2,354,705 99.79 2,350
2,347
BX Commercial Mortgage Trust 06/13/25 4,564,000 99.76 4,553
4,554
CAMB Commercial Mortgage Trust 10/22/21 13,042,000 102.52 13,371
11,458
CAMB Commercial Mortgage Trust 09/24/24 5,889,000 81.99 4,829
4,685
Carnival Corp. 03/25/25 1,890,000 96.95 1,832
1,871
CCL Industries, Inc. 05/09/25 1,389,000 91.87 1,276
1,307
Cellnex Telecom SA 10/30/24 1,385,000 79.42 1,100
1,124
Cemex SAB de CV 12/04/25 1,712,000 101.15 1,732
1,733
Cencosud SA 11/06/23 2,875,000 96.96 2,788
2,880
Chase Home Lending Mortgage Trust 03/14/25 2,733,952 100.00 2,734
2,745
Churchill Middle Market CLO LLC 02/24/25 3,910,000 100.00 3,910
3,915
Cleveland Electric Illuminating Co. (The) 07/08/25 1,074,000 97.51 1,047
1,058
CLI Funding LLC 07/24/24 2,729,370 100.48 2,742
2,744
Columbia Pipelines Holding Co. LLC 06/16/25 2,130,000 102.94 2,193
2,218
Credit Agricole SA 04/17/24 2,860,000 96.43 2,758
2,833
Credit Agricole SA 10/30/24 1,050,000 92.77 974
1,001
CTR Partnership, LP / CareTrust Capital Corp. 06/16/25 1,568,000 96.33 1,510
1,540

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 205
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Daimler Truck Finance North America LLC 10/30/24 1,410,000 100.65 1,419
1,441
Danske Bank A/S 10/30/24 2,520,000 101.70 2,563
2,619
DBGS Mortgage Trust 04/03/19 4,612,000 100.91 4,654
3,801
DK Trust 03/01/24 4,021,000 100.00 4,021
4,030
Dresdner Funding Trust I 04/25/24 995,000 105.45 1,049
1,093
DT Midstream, Inc. 06/16/25 2,069,000 96.52 1,997
2,046
Eagle Funding Luxco SARL 07/28/25 5,100,000 99.77 5,088
5,179
Element Fleet Management Corp. 12/04/25 1,505,000 105.23 1,584
1,586
Ellington Financial Mortgage Trust 12/10/24 2,935,418 99.99 2,935
2,961
EMD Finance LLC 08/12/25 1,260,000 99.48 1,253
1,258
EMD Finance LLC 08/12/25 760,000 99.53 756
761
Enel Finance International NV 06/16/25 3,072,000 94.58 2,906
2,928
Entegris, Inc. 08/06/24 2,732,000 97.93 2,676
2,732
European Union 01/13/26 EUR 811,096 115.27 935
953
FIGRE Trust 03/19/24 3,989,611 100.03 3,991
4,092
FIGRE Trust 06/06/24 1,007,631 100.96 1,017
1,036
FIGRE Trust 09/05/24 1,323,221 102.60 1,358
1,358
FIGRE Trust 09/09/24 2,165,718 100.00 2,166
2,200
FIGRE Trust 12/11/24 2,058,959 100.40 2,067
2,087
FIGRE Trust 12/11/24 2,924,825 99.99 2,924
2,964
FIGRE Trust 02/20/25 799,905 103.43 827
840
FIGRE Trust 03/20/25 3,868,892 100.08 3,872
3,943
FIGRE Trust 04/30/25 1,021,513 100.95 1,031
1,042
FIGRE Trust 05/07/25 3,078,986 101.04 3,111
3,146
FIGRE Trust 08/27/25 1,402,941 101.35 1,422
1,422
FIGRE Trust 10/15/25 2,005,660 100.00 2,006
2,014
FirstEnergy Pennsylvania Electric Co. 11/04/25 2,528,000 100.06 2,529
2,530
FirstEnergy Transmission LLC 12/04/25 1,762,000 96.83 1,706
1,709
Flatiron CLO, Ltd. 03/24/25 2,500,000 100.00 2,500
2,501
Foundry JV Holdco LLC 02/04/25 2,665,000 99.88 2,662
2,803
Gartner, Inc. 03/25/25 2,829,000 95.33 2,697
2,729
GBX Leasing 2022-1 LLC 01/27/26 3,800,000 99.97 3,799
3,801
GFL Environmental, Inc. 05/01/25 398,000 103.68 413
416
GFL Environmental, Inc. 06/16/25 2,508,000 96.69 2,425
2,458
Gildan Activewear, Inc. 09/23/25 447,000 100.00 447
446
Gildan Activewear, Inc. 09/23/25 447,000 99.90 447
446
Glencore Funding LLC 11/12/24 528,000 100.89 533
552
Global Net Lease, Inc. 11/04/25 1,027,000 97.97 1,006
1,005
Gracechurch Mortgage Financing PLC 10/21/25 938,000 89.84 843
841
GS Mortgage Securities Trust 08/04/23 2,507,000 96.35 2,415
2,504
GSAA Home Equity Trust 10/21/15 40,006 65.82 26
58
HMH Trust 06/09/17 7,770,000 99.96 7,767
—
Home RE, Ltd. 07/23/21 1,045,703 100.00 1,046
1,056
Home RE, Ltd. 05/09/25 2,000,000 112.86 2,257
2,265
Hudson Yards Mortgage Trust 01/07/25 3,405,000 100.47 3,421
3,539
Hyundai Capital America 10/30/24 785,000 94.16 739
751
Hyundai Capital America 10/30/24 1,160,000 95.88 1,112
1,128
ICICI Bank, Ltd. 09/06/24 1,467,000 98.89 1,451
1,454
Imperial Brands Finance PLC 06/24/25 1,700,000 99.53 1,692
1,745
Imperial Brands Finance PLC 10/14/25 2,813,000 98.81 2,779
2,769
Indianapolis Power & Light Co. 10/30/24 1,105,000 101.33 1,120
1,098
Infraestructura Energetica Nova SAPI de CV 07/06/22 2,354,000 96.71 2,276
2,323
InRetail Consumer 01/05/24 2,843,000 95.25 2,708
2,768
International Flavors & Fragrances, Inc. 07/15/24 3,186,000 95.18 3,042
3,065
International Flavors & Fragrances, Inc. 10/30/24 1,505,000 88.00 1,324
1,361
Intesa Sanpaolo SpA 08/09/23 2,627,000 99.01 2,601
2,900
Irwin Home Equity Loan Trust 06/30/15 29,879 101.10 30
30
ITC Holdings Corp. 01/22/25 1,788,000 100.26 1,793
1,810
JPMorgan Mortgage Trust 06/05/20 64,255 102.60 66
58
JPMorgan Mortgage Trust 06/05/20 122,216 103.13 126
114
JPMorgan Mortgage Trust 03/30/21 370,196 101.85 377
336
JPMorgan Mortgage Trust 04/26/21 10,462,255 101.66 10,636
9,819
JPMorgan Mortgage Trust 01/26/22 8,385,535 99.18 8,317
7,585
JPMorgan Mortgage Trust 04/27/22 3,823,758 95.98 3,670
3,505
JPMorgan Mortgage Trust 03/10/23 5,023,523 88.95 4,468
4,577
JPMorgan Mortgage Trust 04/20/23 2,172,111 88.86 1,930
1,966
JPMorgan Mortgage Trust 12/05/24 1,092,976 100.55 1,099
1,102
JPMorgan Mortgage Trust 12/18/24 954,681 100.35 958
956

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
206 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
JPMorgan Mortgage Trust 01/29/25 1,893,097 99.99 1,893
1,910
JPMorgan Mortgage Trust 02/26/25 5,160,000 100.00 5,160
5,167
JPMorgan Mortgage Trust 03/18/25 4,415,192 99.99 4,415
4,458
JPMorgan Mortgage Trust 07/30/25 5,821,212 100.00 5,821
5,833
JPMorgan Mortgage Trust 09/26/25 1,980,822 100.00 1,981
1,990
JPMorgan Wealth Management 07/30/20 1,260,708 103.17 1,301
1,101
Kuwait Government International Bond 09/30/25 10,960,000 100.00 10,960
10,938
LG Energy Solution, Ltd. 09/05/25 2,622,000 103.22 2,706
2,712
Liberty Mutual Group, Inc. 05/03/22 218,000 127.86 279
250
Louisiana-Pacific Corp. 12/04/25 2,050,000 96.91 1,987
1,989
Macquarie Airfinance Holdings, Ltd. 10/30/24 285,000 102.22 291
299
Macquarie Airfinance Holdings, Ltd. 10/30/24 415,000 103.11 428
444
Macquarie Airfinance Holdings, Ltd. 10/30/24 1,000,000 98.41 984
1,012
Macquarie Group, Ltd. 10/30/24 2,695,000 96.52 2,601
2,653
Magnetite CLO, Ltd. 01/28/25 3,370,000 100.00 3,370
3,374
Marks & Spencer PLC 09/16/24 297,000 109.57 325
326
Mars, Inc. 03/05/25 640,000 99.42 636
641
Mars, Inc. 03/05/25 1,020,000 99.47 1,015
1,016
Mars, Inc. 03/05/25 325,000 99.82 324
334
Mars, Inc. 03/05/25 1,295,000 99.84 1,293
1,325
Mattel, Inc. 02/11/25 3,000,000 95.71 2,871
2,937
Meritage Homes Corp. 10/14/25 1,761,000 98.09 1,727
1,732
Mexico Generadora de Energia S de RL de CV 04/04/23 1,479,878 97.48 1,443
1,496
MF1 Multifamily Housing Mortgage Trust 07/19/23 1,636,973 100.22 1,641
1,637
MF1 Multifamily Housing Mortgage Trust 12/03/24 3,470,490 100.00 3,470
3,473
MF1 Multifamily Housing Mortgage Trust 03/17/25 7,668,000 100.33 7,693
7,687
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.12 43
43
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 0.40 236
235
National Australia Bank, Ltd. 10/30/24 1,730,000 88.16 1,525
1,569
News Corp. 02/11/25 3,023,000 95.30 2,881
2,945
NGPL PipeCo LLC 09/26/19 2,298,000 122.58 2,817
2,675
Nissan Motor Acceptance Co. LLC 03/05/25 1,990,000 100.88 2,007
2,013
Nissan Motor Co., Ltd. 10/01/25 262,000 98.54 258
259
Nomura Resecuritization Trust 10/23/15 368,270 95.59 352
364
Nordea Bank Abp 11/04/25 1,583,000 99.93 1,582
1,585
NRG Energy, Inc. 04/25/24 3,046,000 95.33 2,904
2,946
Nuveen LLC 10/30/24 660,000 98.21 648
660
Oaktown Re, Ltd. 10/15/21 3,798,000 100.00 3,798
3,843
Oaktown Re, Ltd. 10/02/25 2,183,000 102.23 2,232
2,203
OCP CLO, Ltd. 04/01/25 3,800,000 99.95 3,798
3,819
OCP CLO, Ltd. 09/17/25 2,900,000 100.00 2,900
2,915
Open Text Corp. 08/08/23 866,000 100.65 872
894
Peace Park CLO, Ltd. 12/04/25 6,991,000 100.14 7,001
7,012
Peachtree Corners Funding Trust II 05/14/25 770,000 100.00 770
811
Penske Truck Leasing Co., LP / PTL Finance Corp. 10/30/24 1,140,000 104.54 1,192
1,216
Petroleos Mexicanos 04/24/24 EUR 2,156,000 96.46 2,080
2,576
Port of Newcastle Investments Financing Pty, Ltd. 09/16/24 337,000 96.30 325
350
Prosus NV 08/04/22 2,853,000 90.99 2,596
2,739
Prosus NV 10/30/24 1,530,000 67.84 1,038
1,023
PRPM LLC 10/07/24 3,613,683 96.83 3,499
3,605
PRPM LLC 11/08/24 1,599,318 100.00 1,599
1,600
PRPM LLC 11/26/24 946,618 100.00 947
951
PRPM LLC 04/25/25 3,566,777 99.94 3,565
3,570
PRPM LLC 06/03/25 4,538,221 99.95 4,536
4,544
PRPM LLC 07/24/25 2,327,872 99.94 2,326
2,331
PRPM LLC 08/08/25 7,327,502 98.70 7,233
7,266
PRPM LLC 08/19/25 3,378,523 99.97 3,377
3,415
PRPM LLC 10/14/25 1,778,000 100.00 1,778
1,786
PRPM Trust 01/22/26 1,900,000 100.00 1,900
1,903
PRPM Trust 01/22/26 1,900,000 100.00 1,900
1,903
PRPM Trust 01/22/26 1,500,000 100.00 1,500
1,505
Radnor RE, Ltd. 11/24/25 2,161,704 100.90 2,181
2,181
RCKT Mortgage Trust 07/13/23 547,771 100.15 549
549
RCKT Mortgage Trust 02/15/24 1,839,745 99.97 1,839
1,854
RCKT Mortgage Trust 03/19/24 2,557,799 99.97 2,557
2,586
RCKT Mortgage Trust 08/14/24 2,018,692 99.98 2,018
2,030
RCKT Mortgage Trust 12/12/24 1,526,423 100.64 1,536
1,540
RCKT Mortgage Trust 12/12/24 6,399,977 99.98 6,399
6,457

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 207
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
RCKT Mortgage Trust 02/20/25 998,000 100.51 1,003
1,014
RCKT Mortgage Trust 02/26/25 6,473,806 99.99 6,473
6,544
Reliance Industries, Ltd. 12/12/24 1,732,000 98.03 1,698
1,716
Resorts World Las Vegas LLC / RWLV Capital, Inc. 02/02/22 475,000 92.92 441
433
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/08/23 880,000 79.57 700
754
RFR Trust 02/18/25 6,748,000 100.06 6,752
6,895
RFR Trust 02/18/25 5,579,000 99.99 5,578
5,676
Rockies Express Pipeline LLC 07/07/22 290,000 91.50 265
297
Rockies Express Pipeline LLC 08/07/23 842,000 98.66 831
840
Rockies Express Pipeline LLC 12/06/23 458,000 93.33 427
452
Rockies Express Pipeline LLC 09/17/24 134,000 104.71 140
146
Rogers Communications, Inc. 02/02/24 891,000 97.74 871
889
Romanian Government International Bond 03/11/21 EUR 3,214,000 111.84 3,594
2,636
Romanian Government International Bond 07/08/21 EUR 2,987,000 108.91 3,253
2,443
Romanian Government International Bond 02/24/22 EUR 802,000 95.62 767
788
Romanian Government International Bond 02/15/24 EUR 1,481,000 106.83 1,582
1,791
Romanian Government International Bond 05/08/25 EUR 285,000 64.40 184
229
Romanian Government International Bond 10/02/25 EUR 1,000,000 115.67 1,157
1,236
Romanian Government International Bond 10/30/25 EUR 254,000 77.00 196
209
Sabal Trail Transmission LLC 09/16/24 2,479,000 99.69 2,471
2,465
Saluda Grade Alternative Mortgage Trust 11/17/23 2,383,873 101.47 2,419
2,471
Saluda Grade Alternative Mortgage Trust 02/07/24 1,555,453 102.02 1,587
1,619
Saluda Grade Alternative Mortgage Trust 04/05/24 4,930,170 99.98 4,929
5,072
Saluda Grade Alternative Mortgage Trust 10/16/24 1,892,676 101.35 1,918
1,927
Saluda Grade Alternative Mortgage Trust 07/10/25 5,431,619 100.00 5,432
5,467
Sammons Financial Group, Inc. 10/30/24 1,335,000 98.92 1,321
1,335
Santos Finance, Ltd. 11/05/25 1,480,000 99.43 1,472
1,483
Saudi Arabian Oil Co. 08/08/23 2,394,000 88.62 2,122
2,139
Scentre Group Trust 2 10/30/24 1,530,000 98.42 1,506
1,539
Seagate Data Storage Technology Pte, Ltd. 06/30/25 132,000 95.94 127
129
Sealed Air Corp. 04/22/20 584,000 104.05 608
614
Sequoia Mortgage Trust 10/21/16 347,846 102.33 356
325
SK Hynix, Inc. 10/14/25 1,949,000 103.54 2,018
2,023
SMBC Aviation Capital Finance DAC 10/30/24 1,395,000 100.56 1,403
1,433
Smithfield Foods, Inc. 10/30/24 1,160,000 88.99 1,032
1,067
Societe Generale SA 12/04/25 2,124,000 103.28 2,194
2,197
Standard Chartered PLC 11/08/23 430,000 92.04 396
455
Standard Chartered PLC 01/14/26 1,461,000 92.76 1,355
1,349
TCO Commercial Mortgage Trust 12/06/24 3,910,000 99.77 3,901
3,913
Textainer Marine Containers VII, Ltd. 08/06/24 3,749,242 100.00 3,749
3,764
Topaz Solar Farms LLC 04/02/25 86 97.79 —
—
TORY Commercial Mortgage Trust 01/09/26 11,173,000 100.00 11,173
11,166
Towd Point Mortgage Trust 07/21/23 2,988,157 99.84 2,983
3,000
Towd Point Mortgage Trust 10/19/23 1,777,112 99.99 1,777
1,796
Transportadora de Gas Internacional SA ESP 12/04/25 1,708,000 101.55 1,734
1,736
UBS Group AG 10/30/24 840,000 86.76 729
753
United Airlines, Inc. 12/04/25 1,688,000 99.64 1,682
1,686
United Kingdom Gilt 12/04/25 GBP 1,850,000 118.07 2,184
2,193
United Kingdom Gilt 12/04/25 GBP 3,030,085 63.38 1,920
1,931
United Kingdom Gilt 01/20/26 GBP 1,800,000 138.72 2,497
2,530
Unum Group 10/30/24 1,085,000 80.39 872
895
Vantage Data Centers Germany Borrower SARL 05/22/25 EUR 6,578,000 112.78 7,419
7,864
Vantage Data Centers Jersey Borrower Spv, Ltd. 05/17/24 GBP 6,995,000 129.42 9,053
9,773
Var Energi ASA 12/05/23 2,622,000 102.43 2,686
2,770
VDCM Commercial Mortgage Trust 06/24/25 3,311,000 100.00 3,311
3,349
VDCM Commercial Mortgage Trust 06/24/25 6,406,000 100.00 6,406
6,516
Vistra Operations Co. LLC 10/30/24 5,453,000 98.09 5,352
5,426
Voya CLO, Ltd. 04/03/25 2,000,000 99.95 1,999
2,005
Wellesley Park CLO, Ltd. 10/10/25 4,200,000 100.00 4,200
4,221
Wells Fargo Commercial Mortgage Trust 11/15/22 741,185 97.50 723
740
WMG Acquisition Corp. 12/11/25 2,500,000 95.91 2,398
2,401
Yara International ASA 07/15/24 2,861,000 99.27 2,840 2,891
669,717
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
208 Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
British Pound Currency Futures 28 USD 2,397 03/26
(12)
Commonwealth 10 Year Treasury Bond Futures 828 AUD 90,378 03/26
17
Euro Currency Futures 97 USD 14,420 03/26
174
Long Gilt Futures 226 GBP 20,532 03/26
(21)
New Zealand Dollar Currency Futures 160 USD 9,669 03/26
385
Norwegian Krone Currency Futures 24 USD 4,993 03/26
267
Three Month SONIA Index Futures 200 GBP 48,312 03/27
(42)
United States 2 Year Treasury Note Futures 863 USD 179,929 03/26
(366)
United States 5 Year Treasury Note Futures 1,206 USD 131,370 03/26
(940)
United States 10 Year Treasury Note Futures 740 USD 82,753 03/26
(1,003)
United States 10 Year Ultra Treasury Note Futures 2,420 USD 276,258 03/26
(3,129)
United States Treasury Long Bond Futures 861 USD 99,123 03/26
(1,477)
United States Treasury Ultra Bond Futures 797 USD 93,598 03/26 (2,053)
Short Positions
Euro-Bobl Futures 74 EUR 8,629 03/26
(2)
Euro-Bund Futures 290 EUR 37,169 03/26
113
Euro-Buxl 30 Year Bond Futures 23 EUR 2,527 03/26
56
Euro-Oat Futures 92 EUR 11,218 03/26
(109)
Euro-Schatz Futures 58 EUR 6,201 03/26
2
Japanese 10 Year Government Bond Futures 79 JPY 10,397,190 03/26
881
Japanese Yen Currency Futures 60 USD 4,870 03/26
(35)
Swedish Krona Currency Futures 22 USD 4,961 03/26
(221)
Swiss Franc Currency Futures 89 USD 14,479 03/26
(477)
United States 2 Year Treasury Note Futures 457 USD 95,281 03/26
162
United States 5 Year Treasury Note Futures 641 USD 69,825 03/26
233
United States 10 Year Treasury Note Futures 197 USD 22,030 03/26
125
United States 10 Year Ultra Treasury Note Futures 603 USD 68,836 03/26 1,074
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (6,398)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 1,273 BRL 6,867 05/05/26 5
Citigroup USD 1,417 BRL 7,657 05/05/26 8
Citigroup USD 2,820 CLP 2,494,149 04/22/26 33
Citigroup USD 2,697 CNY 18,687 04/22/26 (5)
Citigroup USD 515 COP 1,935,379 04/22/26 —
Citigroup USD 965 COP 3,607,667 04/22/26 (5)
Citigroup USD 1,201 COP 4,524,612 04/22/26 3
Citigroup USD 4,101 EUR 3,440 04/22/26 (9)
Citigroup USD 2,027 JPY 312,724 02/03/26 (6)
Citigroup USD 670 KRW 983,186 04/22/26 10
Citigroup USD 2,121 KRW 3,097,321 04/22/26 20
Citigroup USD 1,340 KZT 704,706 04/22/26 25
Citigroup USD 4,171 MXN 74,244 04/22/26 46
Citigroup USD 4,030 PEN 13,537 04/22/26 (19)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 209
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 1,328 TRY 61,240 04/22/26 (1)
Citigroup USD 1,352 TRY 62,385 04/22/26 —
Citigroup USD — ZAR 2 04/22/26 —
Citigroup USD 354 ZAR 5,786 04/22/26 2
Citigroup USD 469 ZAR 7,670 04/22/26 3
Citigroup USD 704 ZAR 11,498 04/22/26 4
Citigroup USD 960 ZAR 15,870 04/22/26 17
Citigroup USD 1,173 ZAR 19,173 04/22/26 7
Citigroup USD 1,602 ZAR 26,481 04/22/26 28
Citigroup AUD 5,545 USD 3,717 04/22/26 (144)
Citigroup CLP 699,808 USD 792 04/22/26 (8)
Citigroup CLP 1,806,754 USD 2,038 04/22/26 (29)
Citigroup COP 2,548,550 USD 682 04/22/26 4
Citigroup COP 4,266,557 USD 1,126 04/22/26 (9)
Citigroup COP 4,850,788 USD 1,281 04/22/26 (10)
Citigroup COP 5,400,000 USD 1,433 04/22/26 (3)
Citigroup COP 19,400,015 USD 5,126 04/22/26 (35)
Citigroup COP 19,400,015 USD 5,132 04/22/26 (29)
Citigroup COP 19,400,015 USD 5,159 04/22/26 (2)
Citigroup COP 19,400,015 USD 5,134 04/22/26 (27)
Citigroup EUR 4,530 NOK 53,328 04/22/26 (118)
Citigroup EUR 339 USD 396 04/22/26 (7)
Citigroup EUR 660 USD 776 04/22/26 (9)
Citigroup EUR 3,500 USD 4,097 04/22/26 (67)
Citigroup EUR 8,173 USD 9,534 04/22/26 (189)
Citigroup EUR 22,309 USD 26,027 04/22/26 (515)
Citigroup GBP 1,880 USD 2,533 04/22/26 (39)
Citigroup GBP 3,104 USD 4,161 04/22/26 (86)
Citigroup GBP 5,972 USD 8,004 04/22/26 (167)
Citigroup JPY 312,724 USD 2,040 04/22/26 6
Citigroup JPY 9,454,162 USD 60,272 04/22/26 (1,224)
Citigroup KRW 1,914,190 USD 1,340 04/22/26 17
Citigroup MXN 72,933 USD 4,089 04/22/26 (54)
Citigroup NOK 25,907 EUR 2,250 04/22/26 (11)
Citigroup NZD 335 USD 194 04/22/26 (8)
Citigroup NZD 17,117 USD 9,894 04/22/26 (442)
Citigroup PEN 13,500 USD 4,006 04/22/26 6
Citigroup SEK 24,773 EUR 2,313 04/22/26 68
Citigroup ZAR 9,023 USD 561 04/22/26 6
Citigroup ZAR 10,170 USD 632 04/22/26 6
Citigroup ZAR 24,057 USD 1,496 04/22/26 16
Citigroup ZAR 42,352 USD 2,555 04/22/26 (52)
Citigroup ZAR 44,491 USD 2,690 04/22/26 (49)
JPMorgan Chase EUR 6,739 USD 7,843 02/11/26 (148)
Morgan Stanley EUR 135 USD 156 02/11/26 (3)
Morgan Stanley GBP 7,305 USD 9,814 02/18/26 (182)
Royal Bank of Canada EUR 12,994 USD 15,080 02/11/26 (328)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
210 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street EUR 98 USD 117 02/11/26 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (3,699)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup NZD 25,450
3 Month
NZD-BBR-Telerate
(3)
2.495%
(3)
10/28/27
— 51 51
Citigroup NZD 13,020
3 Month
NZD-BBR-Telerate
(3)
3.568%
(3)
07/07/30
— 35 35
Citigroup BRL 10,306 13.150%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— 3 3
Citigroup BRL 12,206 13.090%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— (3) (3)
Citigroup BRL 40,688 13.100%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/31
— (5) (5)
Citigroup JPY 406,054 TONAR
(4)
1.572%
(4)
11/21/35
— 93 93
Citigroup CHF 4,300 SARON
(4)
0.631%
(4)
01/09/36
— (51) (51)
Citigroup CHF 4,400 SARON
(4)
0.621%
(4)
01/23/36 — (44) (44)
Total Open Interest Rate Swap Contracts (å) — 79 79
Credit Default Swap Contracts
Amounts in thousands
Sovereign Issues - Purchase Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
Mexico Government
International Bond
Barclays 0.804%
USD 2,377
(1.000%)
(2)
06/20/30
39 (61) (22)
Mexico Government
International Bond
Morgan Stanley 0.804%
USD 4,280
(1.000%)
(2)
06/20/30
70 (109) (39)
Total Open Sovereign Issues - Purchase Protection Contracts 109 (170) (61)
Total Open Credit Default Swap Contracts (å) 109 (170) (61)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 129,854 $ —
$ —
$ 129,854

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 211
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Corporate Bonds and Notes — 500,872 —
—
500,872
International Debt — 258,753 —
—
258,753
Mortgage-Backed Securities — 481,557 —
—
481,557
Non-US Bonds — 119,144 —
—
119,144
United States Government Treasuries — 127,505 —
—
127,505
Short-Term Investments — 134,185 — 188,187 322,372
Total Investments
— 1,751,870 — 188,187 1,940,057
Other Financial Instruments
Assets
Futures Contracts 3,489 — — — 3,489
Foreign Currency Exchange Contracts — 340 — — 340
Interest Rate Swap Contracts — 182 — — 182
Liabilities
Futures Contracts (9,887) — — — (9,887)
Foreign Currency Exchange Contracts (6) (4,033) — — (4,039)
Interest Rate Swap Contracts — (103) — — (103)
Credit Default Swap Contracts — (61) — — (61)
Total Other Financial Instruments
*
$ (6,404) $ (3,675) $ — $ — $ (10,079)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
13,042 0 .7
Bermuda .............................................................................................
11,549 0 .6
Brazil ..................................................................................................
4,459 0 .2
Canada ................................................................................................
31,929 1 .6
Cayman Islands ..................................................................................
43,937 2 .3
Chile ...................................................................................................
4,910 0 .3
China ..................................................................................................
7,527 0 .4
Colombia ............................................................................................
20,310 1 .0

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
212 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Denmark .............................................................................................
2,619 0 .1
Finland ...............................................................................................
4,425 0 .2
France .................................................................................................
15,235 0 .8
Germany .............................................................................................
14,396 0 .7
Iceland ................................................................................................
6,702 0 .3
India ...................................................................................................
5,095 0 .3
Ireland ................................................................................................
19,959 1 .0
Italy ....................................................................................................
7,733 0 .4
Japan ..................................................................................................
61,501 3 .2
Jersey ..................................................................................................
9,773 0 .5
Kuwait ................................................................................................
10,939 0 .6
Luxembourg .......................................................................................
8,817 0 .5
Mexico ...............................................................................................
35,906 1 .9
Netherlands ........................................................................................
963 0 .1
New Zealand ......................................................................................
10,289 0 .5
Nigeria ................................................................................................
1,154 0 .1
Norway ...............................................................................................
2,770 0 .1
Panama ...............................................................................................
1,115 0 .1
Peru ....................................................................................................
2,768 0 .1
Romania .............................................................................................
9,333 0 .5
Saudi Arabia .......................................................................................
2,139 0 .1
South Korea .......................................................................................
4,734 0 .2
Spain ..................................................................................................
2,474 0 .1
Switzerland ........................................................................................
753
— **
Thailand .............................................................................................
2,755 0 .1
Turkey ................................................................................................
4,622 0 .2
United Kingdom .................................................................................
36,863 1 .9
United States ......................................................................................
1,516,562 78 .0
Total Investments ............................................................................... 1,940,057 99 .7
** Less than .05% of net assets
.
.
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 128,493 $ 331,409 $ 271,712 $ 4 $ (7) $ 188,187 $ 1,540 $ —

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 213
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 92.1%
Asset-Backed Securities - 5.7%
Audax Senior Debt CLO LLC
Series 2025-12A Class B
5.419% due 04/22/37 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 1,800 1,801
BRAVO Residential Funding Trust
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 696 701
Series 2025-CES1 Class A1A
5.703% due 02/25/55 (~)(Ê)(Þ) 4,896 4,947
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 1,010 1,016
Churchill Middle Market CLO LLC
Series 2025-1A Class BR
5.368% due 04/20/38 (CME Term
SOFR 3 Month + 1.700%)(Ê)(Þ) 1,700 1,702
CLI Funding LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 1,395 1,402
Credit-Based Asset Servicing and
Securitization LLC
Series 2004-CB7 Class AF5
3.360% due 09/25/34 (~)(Ê) 10 12
Ellington Financial Mortgage Trust
Series 2024-CES1 Class A1
5.522% due 01/26/60 (~)(Ê)(Þ) 1,360 1,371
FIGRE Trust
Series 2023-HE1 Class A
5.850% due 03/25/53 (Þ) 490 498
Series 2023-HE2 Class B
7.688% due 05/25/53 (~)(Ê)(Þ) 344 362
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 1,960 2,010
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 568 583
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 1,101 1,118
Series 2024-HE6 Class A
5.724% due 12/25/54 (~)(Ê)(Þ) 1,313 1,331
Series 2024-SL1 Class A1
5.748% due 07/25/53 (~)(Ê)(Þ) 924 937
Series 2025-HE2 Class A
5.775% due 03/25/55 (~)(Ê)(Þ) 1,136 1,157
Series 2025-HE5 Class A
5.285% due 08/25/55 (~)(Ê)(Þ) 899 909
Series 2025-HE8 Class A
5.206% due 11/25/55 (~)(Ê)(Þ) 958 965
GBX Leasing 2022-1 LLC
Series 2026-1A Class A
5.380% due 02/20/56 (Þ) 1,800 1,801
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
5.848% due 08/21/31 (USD 1 Month
SOFR + 2.000%)(Ê) 325 315
JPMorgan Mortgage Trust
Series 2023-HE1 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.452% due 11/25/53 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 996 999
Series 2024-HE2 Class A1
4.902% due 10/20/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,062 1,063
Series 2024-HE3 Class A1
4.902% due 02/25/55 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 927 928
Series 2025-CES1 Class A1
5.666% due 05/25/55 (~)(Ê)(Þ) 659 665
Series 2025-CES2 Class A1
5.592% due 06/25/55 (~)(Ê)(Þ) 1,918 1,937
Series 2025-CES5 Class A1A
5.136% due 02/25/56 (~)(Ê)(Þ) 943 948
Series 2025-HE1 Class M1
5.102% due 07/20/55 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 2,230 2,233
Series 2025-HE2 Class A1
4.953% due 11/20/55 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 1,983 1,987
OneSky Loan Trust
Series A Class A
3.875% due 01/15/31 1,459 1,402
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 902 909
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 1,253 1,267
Series 2024-CES3 Class A1A
6.591% due 05/25/44 (~)(Ê)(Þ) 1,590 1,613
Series 2024-CES5 Class A1A
5.846% due 08/25/44 (~)(Ê)(Þ) 690 696
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 1,032 1,038
Series 2024-CES9 Class A1A
5.582% due 12/25/44 (~)(Ê)(Þ) 2,819 2,844
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 2,825 2,856
Series 2025-CES4 Class A1A
5.811% due 04/25/55 (~)(Ê)(Þ) 917 931
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A
7.067% due 08/25/53 (~)(Ê)(Þ) 1,030 1,067
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 763 794
Series 2023-SEQ3 Class A1
7.162% due 06/01/53 (~)(Ê)(Þ) 943 959
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 2,451 2,521
Series 2025-LOC4 Class A1A
5.447% due 06/25/55 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 2,427 2,443
57,038
Corporate Bonds and Notes - 29.3%
Consumer Discretionary - 3.2%
7-Eleven, Inc.
1.800% due 02/10/31 (Þ) 2,310 2,027

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
214 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Airlines, Inc. Pass-Through
Certificates Trust
4.900% due 11/11/39 3,815 3,770
Series AA Class AA
3.650% due 08/15/30 1,502 1,474
Carnival Corp.
4.000% due 08/01/28 (Þ) 351 347
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
4.200% due 03/15/28 504 502
6.100% due 06/01/29 795 829
3.900% due 06/01/52 1,330 864
6.700% due 12/01/55 630 608
Comcast Corp.
6.450% due 03/15/37 835 918
3.999% due 11/01/49 265 196
5.350% due 05/15/53 520 468
Corning, Inc.
5.450% due 11/15/79 274 252
Darden Restaurants, Inc.
4.550% due 02/15/48 202 166
Delta Air Lines, Inc.
4.950% due 07/10/28 1,060 1,078
Discovery Communications LLC
5.000% due
09/20/
37 40 31
Ford Motor Co.
7.400% due 11/01/46 150 162
Ford Motor Credit Co. LLC
5.850% due 05/17/27 1,154 1,173
4.950% due 05/28/27 1,096 1,102
5.113% due 05/03/29 626 631
Fox Corp.
4.709% due 01/25/29 338 343
5.576% due 01/25/49 275 263
General Motors Co.
5.350% due 04/15/28 770 789
5.200% due 04/01/45 302 272
Genuine Parts Co.
6.500% due 11/01/28 403 425
Hyatt Hotels Corp.
4.375% due 09/15/28 363 364
Marriott International, Inc.
5.550% due 10/15/28 211 219
Mattel, Inc.
3.750% due 04/01/29 (Þ) 402 394
McDonald's Corp.
Series MTN
4.450% due 09/01/48 155 131
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 408 401
Paramount Global
6.875% due 04/30/36 665 649
5.900% due 10/15/40 380 324
4.600% due 01/15/45 235 160
6.375% due 03/30/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.999%)(Ê) 440 414
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/06/31 (Þ) 395 338
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 224 236
Starbucks Corp.
4.300% due 06/15/45 314 262
Stellantis Finance US, Inc.
5.350% due 03/17/28 (Þ) 870 888
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 723 832
Time Warner Cable LLC
6.550% due 05/01/37 2,538 2,566
7.300% due 07/01/38 660 698
6.750% due 06/15/39 370 371
United Airlines Pass-Through Trust
5.800% due 07/15/37 1,579 1,651
Series AA
4.150% due 02/25/33 712 701
2.700% due 11/01/33 610 565
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 1,500 1,499
32,353
Consumer Staples - 0.8%
Altria Group, Inc.
5.250% due 08/06/35 750 757
3.400% due 02/04/41 397 306
Avery Dennison Corp.
4.875% due 12/06/28 457 466
Conagra Brands, Inc.
1.375% due 11/01/27 334 319
4.850% due 11/01/28 364 369
Constellation Brands, Inc.
2.875% due 05/01/30 565 533
Coty, Inc. / HFC Prestige Products,
Inc. / HFC Prestige International
US LLC
4.750% due 01/15/29 (Þ) 278 275
JBS USA Holding Lux SARL/ JBS
USA Food Co./ JBS Lux Co. SARL
6.500% due 12/01/52 870 905
Keurig Dr Pepper, Inc.
3.950% due 04/15/29 694 688
Kraft Heinz Foods Co.
4.375% due 06/01/46 623 511
PepsiCo, Inc.
3.375% due 07/29/49 561 406
Pernod Ricard International Finance
LLC
1.250% due 04/01/28 (Þ) 420 396
Philip Morris International, Inc.
4.375% due 11/01/27 720 727
Smithfield Foods, Inc.
2.625% due 09/13/31 (Þ) 416 369
Sysco Corp.
5.750% due 01/17/29 311 325
Tyson Foods, Inc.
4.350% due 03/01/29 693 696
United Rentals NA, Inc.
6.000% due 12/15/29 (Þ) 374 383

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 215
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8,431
Energy - 2.4%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 289 293
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29 697 682
2.742% due 12/31/39 695 596
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 307 320
Columbia Pipelines Operating Co. LLC
6.714% due 08/15/63 (Þ) 104 113
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 515 507
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 324 320
Energy Transfer, LP
4.000% due 10/01/27 655 655
6.100% due 12/01/28 650 683
4.550% due 01/15/31 1,575 1,574
5.350% due 01/15/36 1,160 1,158
Enterprise Products Operating LLC
7.550% due 04/15/38 270 324
Series E
5.250% due 08/16/77 (CME Term
SOFR 3 Month + 3.295%)(Ê) 379 378
EQT Corp.
3.900% due 10/01/27 270 269
Expand Energy Corp.
5.375% due 03/15/30 383 390
Hess Corp.
6.000% due 01/15/40 1,500 1,616
5.600% due 02/15/41 315 326
5.800% due 04/01/47 440 454
HF Sinclair Corp.
5.000% due 02/01/28 965 965
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 307 307
MPLX, LP
4.000% due 03/15/28 521 521
4.500% due 04/15/38 190 173
5.950% due 04/01/55 730 708
6.200% due 09/15/55 355 355
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 297 346
Occidental Petroleum Corp.
7.875% due 09/15/31 440 505
5.550% due 10/01/34 715 731
6.450% due 09/15/36 838 893
6.050% due 10/01/54 300 288
ONEOK, Inc.
4.550% due 07/15/28 1,291 1,302
5.400% due 10/15/35 965 973
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 515 512
Sabine Pass Liquefaction LLC
5.000% due 03/15/27 815 820
Targa Resources Corp.
6.150% due 03/01/29 504 531
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TC PipeLines , LP
3.900% due 05/25/27 222 222
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/28 308 331
8.375% due 06/15/32 515 612
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 178 176
Western Midstream Operating, LP
4.750% due 08/15/28 473 479
5.250% due 02/01/50 234 201
Williams Cos., Inc. (The)
3.750% due 06/15/27 770 768
4.900% due 03/15/29 682 698
24,075
Financial Services - 9.4%
Aegon , Ltd.
5.500% due 04/11/48 (USD 6 Month
SOFR + 3.540%)(Ê) 237 240
Air Lease Corp.
2.100% due 09/01/28 487 461
Aircastle , Ltd.
2.850% due 01/26/28 (Þ) 187 182
Ally Financial, Inc.
6.848% due 01/03/30 (SOFR +
2.820%)(Ê) 449 475
American Assets Trust, LP
3.375% due 02/01/31 725 661
Aon North America, Inc.
5.750% due 03/01/54 875 871
Ares Capital Corp.
3.200% due 11/15/31 384 340
Associated Banc-Corp.
6.455% due 08/29/30 (SOFR +
3.030%)(Ê) 418 435
Athene Global Funding
2.950% due 11/12/26 (Þ) 1,525 1,511
2.500% due 03/24/28 (Þ) 855 823
Athene Holding, Ltd.
3.950% due 05/25/51 352 247
Atlas Warehouse Lending Co., LP
4.625% due 11/15/28 (Þ) 935 940
5.250% due 01/15/33 (Þ) 715 716
Bank of America Corp.
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 1,620 1,627
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 510 507
5.288% due 04/25/34 (SOFR +
1.910%)(Ê) 2,745 2,819
5.468% due 01/23/35 (SOFR +
1.650%)(Ê) 1,910 1,981
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 580 454
Bank of America NA
Series BKNT
6.000% due 10/15/36 715 769
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 465 296

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
216 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BGC Group, Inc.
6.600% due 06/10/29 297 311
Blackstone Secured Lending Fund
5.300% due 06/30/30 402 399
Block Financial LLC
2.500% due 07/15/28 370 355
Blue Owl Capital Corp.
2.875% due 06/11/28 371 352
Brighthouse Financial Global Funding
5.550% due 04/09/27 (Þ) 1,470 1,489
Brown & Brown, Inc.
4.500% due 03/15/29 358 360
Cantor Fitzgerald, LP
4.500% due 04/14/27 (Þ) 605 605
Capital One Financial Corp.
6.312% due 06/08/29 (SOFR +
2.640%)(Ê) 491 514
Carlyle Secured Lending, Inc.
5.750% due 02/15/31 466 458
Citadel Finance LLC
3.375% due 03/09/26 (Þ) 590 589
Citadel, LP
4.875% due 01/15/27 (Þ) 615 617
Citibank NA
Series .
4.914% due 05/29/30 1,790 1,837
Series BKNT
5.570% due 04/30/34 415 437
Citigroup, Inc.
5.174% due 02/13/30 (SOFR +
1.364%)(Ê) 1,685 1,731
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 3,720 3,373
8.125% due 07/15/39 450 572
4.750% due 05/18/46 482 423
CNO Financial Group, Inc.
5.250% due 05/30/29 365 371
Constellation Insurance, Inc.
6.800% due 01/24/30 (Þ) 615 627
Corebridge Financial, Inc.
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 444 456
CTR Partnership, LP / CareTrust
Capital Corp.
3.875% due 06/30/28 (Þ) 311 305
CubeSmart , LP
4.375% due 02/15/29 770 773
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
5.950% due 09/17/30 (Þ) 775 739
EPR Properties
4.500% due 06/01/27 152 152
4.950% due 04/15/28 182 184
Essent Group, Ltd.
6.250% due 07/01/29 763 798
F&G Annuities & Life, Inc.
7.400% due 01/13/28 361 377
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Farmers Exchange Capital
7.050% due 07/15/28 (Þ) 705 738
Farmers Exchange Capital III
5.454% due 10/15/54 (CME Term
SOFR 3 Month + 3.716%)(Ê)(Þ) 660 623
Farmers Insurance Exchange
7.000% due 10/15/64 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.864%)(Ê)(Þ) 720 738
Fifth Third Bancorp
4.772% due 07/28/30 (SOFR +
2.127%)(Ê) 684 693
Fifth Third Bank NA
4.967% due 01/28/28 (SOFR +
0.810%)(Ê) 755 762
First Citizens Bank & Trust Co.
6.125% due 03/09/28 246 255
Fortitude Group Holdings LLC
6.250% due 04/01/30 (Þ) 650 674
FS KKR Capital Corp.
3.125% due 10/12/28 366 338
GLP Capital, LP / GLP Financing II,
Inc.
5.750% due 06/01/28 376 385
Goldman Sachs Capital I, Ltd.
6.345% due 02/15/34 1,220 1,299
Goldman Sachs Group, Inc. (The)
4.692% due 10/23/30 (SOFR +
1.135%)(Ê) 1,275 1,293
5.536% due 01/28/36 (SOFR +
1.380%)(Ê) 540 558
6.450% due 05/01/36 585 638
4.939% due 10/21/36 (SOFR +
1.330%)(Ê) 625 616
5.065% due 01/21/37 (SOFR +
1.190%)(Ê) 785 782
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 2,940 2,629
Golub Capital BDC, Inc.
7.050% due 12/05/28 299 315
Highwoods Realty, LP
4.125% due 03/15/28 353 351
Host Hotels & Resorts, LP
4.250% due 12/15/28 860 861
HSBC Bank (USA), NA
Series BKNT
7.000% due 01/15/39 1,435 1,665
Jackson Financial, Inc.
3.125% due 11/23/31 505 459
Jackson National Life Global Funding
4.600% due 10/01/29 (Þ) 433 434
Jefferies Financial Group, Inc.
5.500% due 02/15/36 1,000 987
JPMorgan Chase & Co.
4.505% due 10/22/28 (SOFR +
0.860%)(Ê) 1,725 1,741
6.254% due 10/23/34 (SOFR +
1.810%)(Ê) 970 1,058

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 217
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.336% due 01/23/35 (SOFR +
1.620%)(Ê) 740 761
5.766% due 04/22/35 (SOFR +
1.490%)(Ê) 845 895
5.294% due 07/22/35 (SOFR +
1.460%)(Ê) 520 534
4.810% due 10/22/36 (SOFR +
1.190%)(Ê) 1,105 1,089
3.157% due 04/22/42 (CME Term
SOFR 3 Month + 1.460%)(Ê) 1,590 1,226
Series *
8.750% due 09/01/30 405 477
Kilroy Realty, LP
4.250% due 08/15/29 530 521
Lehman Brothers Holdings, Inc.
5.857% due 11/30/56 (Æ)(Ø) 1,450 —
LPL Holdings, Inc.
6.750% due 11/17/28 493 524
Massachusetts Mutual Life Insurance
Co.
3.200% due 12/01/61 (Þ) 1,470 876
Mercury General Corp.
4.400% due 03/15/27 405 405
Morgan Stanley
4.654% due 10/18/30 (SOFR +
1.100%)(Ê) 1,330 1,346
5.230% due 01/15/31 (SOFR +
1.108%)(Ê) 1,200 1,235
5.466% due 01/18/35 (SOFR +
1.730%)(Ê) 855 884
5.831% due 04/19/35 (SOFR +
1.580%)(Ê) 900 951
5.664% due 04/17/36 (SOFR +
1.757%)(Ê) 1,130 1,180
Series I
4.892% due 10/22/36 (SOFR +
1.314%)(Ê) 910 896
Series MTN
5.250% due 04/21/34 (SOFR +
1.870%)(Ê) 1,725 1,768
Morgan Stanley Direct Lending Fund
6.000% due 05/19/30 394 401
Nationwide Mutual Insurance Co.
9.375% due 08/15/39 (Þ) 700 933
New York Life Insurance Co.
5.875% due 05/15/33 (Þ) 680 721
NMI Holdings, Inc.
6.000% due 08/15/29 1,289 1,336
Oaktree Specialty Lending Corp.
6.340% due 02/27/30 291 290
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 503 507
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
SOFR + 2.796%)(Ê)(Þ) 255 205
Pinnacle Bank
5.625% due 02/15/28 170 174
Prologis Targeted US Logistics Fund,
LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 01/15/31 (Þ) 615 610
Protective Life Corp.
4.700% due 01/15/31 (Þ) 930 932
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
SOFR + 2.665%)(Ê) 331 335
3.700% due 10/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.035%)(Ê) 251 234
Sabra Health Care, LP
3.900% due 10/15/29 1,725 1,689
Santander Holdings USA, Inc.
6.174% due 01/09/30 (SOFR +
2.500%)(Ê) 256 267
Sixth Street Specialty Lending, Inc.
6.125% due 03/01/29 345 355
State Street Corp.
4.985% due 06/01/77 (CME Term
SOFR 3 Month + 1.262%)(Ê) 400 360
Synchrony Bank
5.625% due 08/23/27 362 369
Synchrony Financial
3.950% due 12/01/27 291 290
Truist Financial Corp.
Series MTN
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 1,770 1,874
US Bancorp
4.481% due 01/26/32 (SOFR +
0.867%)(Ê) 1,165 1,167
VICI Properties, LP / VICI Note Co.,
Inc.
3.875% due 02/15/29 (Þ) 223 219
Voya Financial, Inc.
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 310 296
Webster Financial Corp.
4.100% due 03/25/29 305 302
Wells Fargo & Co.
4.970% due 04/23/29 (SOFR +
1.370%)(Ê) 810 825
4.182% due 01/23/30 (SOFR +
0.740%)(Ê) 785 785
5.244% due 01/24/31 (SOFR +
1.110%)(Ê) 1,035 1,069
5.950% due 08/26/36 630 669
5.433% due 01/23/47 (SOFR +
1.230%)(Ê) 350 343
Series *
5.950% due 12/01/86 100 105
Series MTN
3.196% due 06/17/27 (CME Term
SOFR 3 Month + 1.432%)(Ê) 1,570 1,565
5.707% due 04/22/28 (SOFR +
1.070%)(Ê) 1,230 1,255
5.557% due 07/25/34 (SOFR +
1.990%)(Ê) 1,040 1,084
Willis North America, Inc.
4.550% due 03/15/31 780 779

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
218 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zions Bancorp NA
3.250% due 10/29/29 204 193
94,557
Health Care - 2.8%
AbbVie, Inc.
4.250% due 11/21/49 320 264
Aetna, Inc.
6.750% due 12/15/37 1,240 1,362
Alcon Finance Corp.
3.000% due 09/23/29 (Þ) 608 584
Amgen, Inc.
3.150% due 02/21/40 1,200 945
5.650% due 03/02/53 880 865
Biogen, Inc.
6.450% due 05/15/55 900 947
Centene Corp.
2.450% due 07/15/28 560 527
4.625% due 12/15/29 2,000 1,949
3.000% due 10/15/30 1,020 913
CommonSpirit Health
Series .
4.975% due 09/01/35 1,730 1,705
CVS Health Corp.
4.780% due 03/25/38 625 586
5.050% due 03/25/48 3,404 2,990
GE HealthCare Technologies, Inc.
4.150% due 12/15/28 1,255 1,259
4.800% due 08/14/29 755 770
HCA, Inc.
4.500% due 02/15/27 670 671
5.200% due 06/01/28 236 242
4.125% due 06/15/29 442 441
5.600% due 04/01/34 595 618
5.450% due 09/15/34 680 698
5.500% due 06/15/47 965 910
3.500% due 07/15/51 765 519
Health Care Service Corp. A Mutual
Legal Reserve Co.
5.200% due 06/15/29 (Þ) 745 764
Horizon Mutual Holdings, Inc.
6.200% due 11/15/34 (Þ) 1,000 977
Humana, Inc.
3.700% due 03/23/29 612 599
Merck & Co., Inc.
4.450% due 12/04/32 840 841
2.750% due 12/10/51 515 317
5.550% due 12/04/55 480 472
PeaceHealth Obligated Group
4.335% due 11/15/28 1,070 1,076
4.855% due 11/15/32 780 786
Royalty Pharma PLC
5.200% due 09/25/35 980 985
3.350% due 09/02/51 280 186
UnitedHealth Group, Inc.
5.875% due 02/15/53 790 794
5.950% due 06/15/55 590 602
Universal Health Services, Inc.
2.650% due 10/15/30 253 231
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
28,395
Materials and Processing - 0.3%
AptarGroup, Inc.
4.750% due 03/30/31 885 890
Dow Chemical Co. (The)
9.400% due 05/15/39 274 353
Huntsman International LLC
4.500% due 05/01/29 441 425
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 145 139
Louisiana-Pacific Corp.
3.625% due 03/15/29 (Þ) 402 390
RPM International, Inc.
4.550% due 03/01/29 339 343
Sherwin-Williams Co. (The)
2.950% due 08/15/29 388 373
2,913
Producer Durables - 0.9%
Avnet, Inc.
6.250% due 03/15/28 644 668
Boeing Co. (The)
2.196% due 02/04/26 865 865
6.298% due 05/01/29 2,055 2,183
6.528% due 05/01/34 1,275 1,410
5.705% due 05/01/40 615 629
Burlington Northern Santa Fe LLC
3.050% due 02/15/51 175 116
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 285 279
Huntington Ingalls Industries, Inc.
3.483% due 12/01/27 369 365
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 162 170
Kirby Corp.
4.200% due 03/01/28 195 195
Komatsu Finance America, Inc.
4.196% due 09/18/30 (Þ) 635 631
Lennox International, Inc.
5.500% due 09/15/28 357 369
Masco Corp.
1.500% due 02/15/28 374 356
Nordson Corp.
5.600% due 09/15/28 295 305
Pentair PLC
4.500% due 07/01/29 382 384
Vontier Corp.
2.400% due 04/01/28 444 427
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 240 243
9,595
Technology - 2.7%
Alphabet, Inc.
4.375% due 11/15/32 330 331
5.450% due 11/15/55 625 610
Booz Allen Hamilton, Inc.
3.875% due 09/01/28 (Þ) 587 578
Broadcom, Inc.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 219
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.150% due 11/15/30 346 344
3.419% due 04/15/33 895 826
4.800% due 10/15/34 460 459
4.800% due 02/15/36 1,105 1,090
4.926% due 05/15/37 (Þ) 508 500
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 389 376
Dell International LLC / EMC Corp.
5.100% due 02/15/36 1,095 1,076
Fidelity National Information Services,
Inc.
1.650% due 03/01/28 385 366
Foundry JV Holdco LLC
5.900% due 01/25/33 (Þ) 1,880 1,972
6.100% due 01/25/36 (Þ) 880 926
Gartner, Inc.
3.750% due 10/01/30 (Þ) 418 396
Intel Corp.
3.750% due 08/05/27 1,400 1,394
3.734% due 12/08/47 414 298
3.050% due 08/12/51 770 479
International Business Machines Corp.
4.000% due 02/03/29 1,150 1,151
Kyndryl Holdings, Inc.
2.050% due 10/15/26 950 937
Meta Platforms, Inc.
4.600% due 11/15/32 620 621
4.875% due 11/15/35 1,050 1,037
4.450% due 08/15/52 840 674
5.400% due 08/15/54 710 654
4.650% due 08/15/62 254 202
5.550% due 08/15/64 665 609
Series .
5.625% due 11/15/55 670 636
Motorola Solutions, Inc.
4.600% due 05/23/29 254 257
MSCI, Inc.
3.625% due 09/01/30 (Þ) 312 298
News Corp.
3.875% due 05/15/29 (Þ) 420 409
Oracle Corp.
6.150% due 11/09/29 471 491
4.450% due 09/26/30 1,120 1,093
4.800% due 09/26/32 860 832
3.900% due 05/15/35 200 172
5.200% due 09/26/35 1,090 1,039
3.800% due 11/15/37 160 129
3.600% due 04/01/40 1,526 1,130
5.375% due 09/27/54 1,145 920
4.375% due 05/15/55 695 477
5.950% due 09/26/55 590 520
Qorvo , Inc.
4.375% due 10/15/29 288 284
Roper Technologies, Inc.
4.200% due 09/15/28 182 183
Western Digital Corp.
2.850% due 02/01/29 377 360
27,136
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Utilities - 6.8%
AEP Texas, Inc.
3.950% due 06/01/28 485 484
5.450% due 05/15/29 1,335 1,385
Alliant Energy Finance LLC
5.950% due 03/30/29 (Þ) 441 462
Ameren Corp.
5.000% due 01/15/29 384 393
American Electric Power Co., Inc.
5.625% due 03/01/33 1,405 1,472
Arizona Public Service Co.
5.550% due 08/01/33 915 953
5.700% due 08/15/34 895 939
AT&T, Inc.
4.350% due 03/01/29 692 697
4.750% due 04/30/33 670 669
6.800% due 05/15/36 525 574
4.900% due 08/15/37 780 758
3.500% due 06/01/41 760 597
3.500% due 09/15/53 695 464
5.700% due 11/01/54 780 745
3.550% due 09/15/55 1,285 852
Series *
4.300% due 02/15/30 865 866
8.750% due 11/15/31 415 496
Basin Electric Power Cooperative
5.850% due 10/15/55 (Þ) 680 671
Berkshire Hathaway Energy Co.
6.125% due 04/01/36 181 196
Black Hills Corp.
5.950% due 03/15/28 515 534
Brooklyn Union Gas Co. (The)
6.415% due 07/18/54 (Þ) 855 883
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 400 395
Consolidated Edison Co. of New York,
Inc.
4.625% due 12/01/54 870 735
Constellation Energy Generation LLC
5.875% due 01/15/66 635 621
Dayton Power & Light Co. (The)
4.550% due 08/15/30 1,280 1,273
Dominion Energy, Inc.
5.450% due 03/15/35 1,155 1,183
6.625% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.207%)(Ê) 990 1,018
Series **
6.000% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.262%)(Ê) 680 686
DTE Energy Co.
4.950% due 07/01/27 895 906
5.850% due 06/01/34 1,230 1,308
Series C
3.400% due 06/15/29 358 349
Duke Energy Corp.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
220 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 09/15/35 1,050 1,040
5.000% due 08/15/52 1,278 1,124
Essential Utilities, Inc.
3.566% due 05/01/29 338 331
Evergy , Inc.
6.650% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.558%)(Ê) 300 308
FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/28 (Þ) 511 501
Florida Power & Light Co.
5.960% due 04/01/39 169 182
Interstate Power and Light Co.
5.600% due 06/29/35 1,030 1,072
ITC Holdings Corp.
4.950% due 09/22/27 (Þ) 328 332
Kentucky Utilities Co.
Series KENT
5.450% due 04/15/33 690 722
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 665 661
5.850% due 02/15/34 (Þ) 600 635
National Fuel Gas Co.
4.750% due 09/01/28 258 261
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27 1,055 1,067
5.900% due 03/15/55 1,135 1,142
4.800% due 12/01/77 (USD 3 Month
SOFR + 2.409%)(Ê) 204 202
NiSource, Inc.
5.350% due 04/01/34 1,035 1,066
5.850% due 04/01/55 610 607
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 558 540
5.407% due 10/15/35 (Þ) 835 831
OGE Energy Corp.
5.450% due 05/15/29 735 761
Ohio Edison Co.
4.950% due 12/15/29 (Þ) 740 756
Oncor Electric Delivery Co. LLC
5.550% due 06/15/54 865 841
Pacific Gas and Electric Co.
2.100% due 08/01/27 1,325 1,287
5.000% due 06/04/28 880 896
6.100% due 01/15/29 411 431
2.500% due 02/01/31 635 574
5.900% due 06/15/32 890 936
4.500% due 07/01/40 302 263
4.200% due 06/01/41 360 298
PacifiCorp
2.900% due 06/15/52 865 510
Pinnacle West Capital Corp.
5.150% due 05/15/30 365 376
PSEG Power LLC
5.200% due 05/15/30 (Þ) 795 816
5.750% due 05/15/35 (Þ) 1,095 1,132
Public Service Co. of Colorado
5.750% due 05/15/54 895 895
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Public Service Co. of Oklahoma
5.200% due 01/15/35 686 692
Series G
6.625% due 11/15/37 115 127
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 318 332
Sempra
3.700% due 04/01/29 492 485
Southern California Edison Co.
5.300% due 03/01/28 401 410
Southern Power Co.
Series B
4.900% due 10/01/35 875 860
Southwestern Electric Power Co.
Series M
4.100% due 09/15/28 321 321
Sprint Capital Corp.
6.875% due 11/15/28 628 674
8.750% due 03/15/32 1,645 1,992
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
5.152% due 09/20/29 (Þ) 1,314 1,322
System Energy Resources, Inc.
6.000% due 04/15/28 574 596
5.300% due 12/15/34 600 606
T-Mobile USA, Inc.
2.050% due 02/15/28 428 412
3.375% due 04/15/29 300 293
4.500% due 04/15/50 1,330 1,093
5.700% due 01/15/56 875 846
Trans-Allegheny Interstate Line Co.
5.000% due 01/15/31 (Þ) 580 596
Verizon Communications, Inc.
7.750% due 12/01/30 640 733
2.355% due 03/15/32 1,990 1,753
4.272% due 01/15/36 181 170
5.875% due 11/30/55 1,240 1,224
Virginia Electric and Power Co.
5.000% due 01/15/34 840 850
Vistra Operations Co. LLC
4.300% due 10/15/28 (Þ) 1,140 1,140
4.300% due 07/15/29 (Þ) 515 512
4.600% due 10/15/30 (Þ) 1,200 1,196
5.700% due 12/30/34 (Þ) 1,325 1,360
5.250% due 10/15/35 (Þ) 775 767
68,322
295,777
International Debt - 11.2%
180 Medical, Inc.
3.875% due 10/15/29 (Þ) 396 386
ACREC LLC
Series 2026-FL4 Class A
5.250% due 01/18/43 (CME Term
SOFR 1 Month + 1.450%)(Ê)(Þ) 3,360 3,367
Adani Ports and Special Economic
Zone, Ltd.
4.375% due 07/03/29 (Þ) 426 415

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 221
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.000% due 10/29/28 575 558
4.625% due 09/10/29 985 995
4.375% due 11/15/30 1,105 1,100
4.950% due 09/10/34 680 676
6.950% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.720%)(Ê) 785 821
Algonquin Power & Utilities Corp.
5.365% due 06/15/26 (~)(Ê) 1,325 1,331
America Movil SAB de CV
3.625% due 04/22/29 392 384
Anglo American Capital PLC
5.750% due 04/05/34 (Þ) 640 671
Anheuser-Busch Cos LLC / Anheuser-
Busch InBev Worldwide, Inc.
Series *
4.900% due 02/01/46 885 816
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/39 200 256
5.450% due 01/23/39 480 495
Avolon Holdings Funding, Ltd.
4.950% due 01/15/28 (Þ) 1,970 1,995
6.375% due 05/04/28 (Þ) 1,150 1,198
5.750% due 03/01/29 (Þ) 1,400 1,450
5.750% due 11/15/29 (Þ) 290 301
5.375% due 05/30/30 (Þ) 520 534
BAE Systems PLC
5.300% due 03/26/34 (Þ) 1,030 1,065
Bain Capital Credit CLO, Ltd.
Series 2025-4A Class D1
6.459% due 01/17/39 (CME Term
SOFR 3 Month + 2.600%)(Ê)(Þ) 1,850 1,859
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 367 365
Banco Santander Mexico SA
Institucion de Banca Multiple Grupo
Financiero Santand
5.621% due 12/10/29 (Þ) 437 453
Banco Santander SA
5.439% due 07/15/31 1,200 1,257
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 330 370
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.432%)(Ê) 269 266
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 241 236
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 267 283
Barclays PLC
5.086% due 02/25/29 (SOFR +
0.960%)(Ê) 320 326
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.476% due 11/11/29 (SOFR +
1.080%)(Ê) 1,825 1,836
5.088% due 06/20/30 (USD 3 Month
SOFR + 3.054%)(Ê) 656 668
4.942% due 09/10/30 (SOFR +
1.560%)(Ê) 1,635 1,665
Barings CLO, Ltd.
Series 2025-1A Class A
4.798% due 04/20/38 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 1,410 1,412
Barrick North America Finance LLC
5.750% due 05/01/43 320 327
BAT Capital Corp.
2.259% due 03/25/28 895 863
5.350% due 08/15/32 1,065 1,105
6.421% due 08/02/33 665 730
4.390% due 08/15/37 800 734
Bellemeade Re, Ltd.
Series 2023-1 Class M1A
5.897% due 10/25/33 (SOFR 30 Day
Average + 2.200%)(Ê)(Þ) 133 133
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 421 440
BNP Paribas SA
5.176% due 01/09/30 (SOFR +
1.520%)(Ê)(Þ) 259 265
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.483%)(Ê)(Þ) 177 176
Brookfield Asset Management, Ltd.
4.653% due 11/15/30 1,020 1,029
Brookfield Infrastructure Finance ULC
6.750% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.453%)(Ê) 334 337
Canadian Imperial Bank of Commerce
4.283% due 01/29/30 (SOFR +
0.790%)(Ê) 1,170 1,173
6.950% due 01/28/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.833%)(Ê) 531 547
Canadian Natural Resources, Ltd.
5.000% due 12/15/29 589 605
Canadian Pacific Railway Co.
6.125% due 09/15/15 242 244
Celulosa Arauco y Constitucion SA
3.875% due 11/02/27 392 388
4.200% due 01/29/30 (Þ) 249 239
Cemex SAB de CV
5.200% due 09/17/30 (Þ) 505 511
Cencosud SA
4.375% due 07/17/27 (Þ) 477 478
Chile Electricity MPC SARL
6.010% due 01/20/33 (Þ) 920 963
CI Financial Corp.
3.200% due 12/17/30 2,015 1,831
Credit Agricole SA
5.335% due 01/10/30 (SOFR +
1.690%)(Ê)(Þ) 476 490

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
222 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.644%)(Ê)(Þ) 196 194
Danske Bank A/S
4.613% due 10/02/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 905 912
Deutsche Bank AG
6.819% due 11/20/29 (SOFR +
2.510%)(Ê) 1,100 1,172
4.999% due 09/11/30 (SOFR +
1.700%)(Ê) 565 575
4.469% due 12/10/31 (SOFR +
1.100%)(Ê) 595 594
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 474 476
Element Fleet Management Corp.
6.319% due 12/04/28 (Þ) 494 521
EMD Finance LLC
4.625% due 10/15/32 (Þ) 1,365 1,366
Emera US Finance, LP
2.639% due 06/15/31 344 311
Enbridge, Inc.
5.700% due 03/08/33 289 303
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 63 65
Enel Finance International NV
3.500% due 04/06/28 (Þ) 214 211
2.125% due 07/12/28 (Þ) 426 406
4.125% due 09/30/28 (Þ) 1,305 1,305
Flatiron CLO, Ltd.
Series 2024-4A Class A
5.002% due 01/15/38 (CME Term
SOFR 3 Month + 1.330%)(Ê)(Þ) 2,900 2,913
Series 2025-30A Class A1
4.832% due 04/15/38 (CME Term
SOFR 3 Month + 1.160%)(Ê)(Þ) 1,200 1,200
Flutter Treasury DAC
6.375% due 04/29/29 (Þ) 595 614
Fresenius Medical Care US Finance
III, Inc.
3.750% due 06/15/29 (Þ) 486 476
Galaxy Pipeline Assets Bidco , Ltd.
2.940% due 09/30/40 (Þ) 702 594
Glencore Funding LLC
5.186% due 04/01/30 (Þ) 855 880
Greensaif Pipelines Bidco SARL
6.103% due 08/23/42 (Þ) 690 713
Home RE, Ltd.
Series 2022-1 Class B1
12.697% due 10/25/34 (SOFR 30
Day Average + 9.000%)(Ê)(Þ) 2,940 3,329
HSBC Holdings PLC
5.210% due 08/11/28 (SOFR +
2.610%)(Ê) 730 742
5.130% due 11/19/28 (SOFR +
1.040%)(Ê) 1,385 1,410
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.619% due 11/06/31 (SOFR +
1.190%)(Ê) 1,365 1,370
Imperial Brands Finance PLC
4.500% due 06/30/28 (Þ) 870 878
3.875% due 07/26/29 (Þ) 467 460
Industrias Penoles SAB de CV
4.150% due 09/12/29 (Þ) 384 380
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 308 304
InRetail Consumer
3.250% due 03/22/28 (Þ) 272 265
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 432 430
LG Energy Solution, Ltd.
5.750% due 09/25/28 (Þ) 462 478
Lloyds Banking Group PLC
3.574% due 11/07/28 (USD 3 Month
SOFR + 1.205%)(Ê) 760 754
4.425% due 11/04/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.820%)(Ê) 1,095 1,091
LLPL Capital Pte , Ltd.
6.875% due 02/04/39 (Þ) 286 297
Magnetite CLO, Ltd.
Series 2020-26A Class AR2
4.818% due 01/25/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 1,510 1,512
Mexico Generadora de Energia S de
RL de CV
5.500% due 12/06/32 (Þ) 506 511
Mexico Government International
Bond
5.375% due 03/22/33 935 924
3.500% due 02/12/34 625 538
6.625% due 01/29/38 1,235 1,282
MF1 Multifamily Housing Mortgage
Trust
Series 2022-FL8 Class A
5.023% due 02/19/37 (CME Term
SOFR 1 Month + 1.350%)(Ê)(Þ) 1,595 1,597
NatWest Group PLC
5.516% due 09/30/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.270%)(Ê) 780 798
Nokia Oyj
4.375% due 06/12/27 509 509
Nordea Bank Abp
4.625% due 09/13/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.690%)(Ê)(Þ) 492 493
NTT Finance Corp.
4.620% due 07/16/28 (Þ) 1,860 1,885
4.876% due 07/16/30 (Þ) 895 913
nVent Finance SARL
4.550% due 04/15/28 391 393
NXP BV / NXP Funding LLC / NXP
USA, Inc.
4.300% due 06/18/29 318 319
OCP CLO, Ltd.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 223
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-22A Class AR
5.018% due 10/20/37 (CME Term
SOFR 3 Month + 1.350%)(Ê)(Þ) 1,600 1,608
Series 2025-45A Class D1
6.371% due 10/15/38 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 1,400 1,407
Open Text Corp.
6.900% due 12/01/27 (Þ) 290 299
Prosus NV
4.850% due 07/06/27 (Þ) 260 261
Radnor RE, Ltd.
Series 2021-2 Class M1B
7.397% due 11/25/31 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 972 980
Raizen Fuels Finance SA
6.250% due 07/08/32 (Þ) 785 657
Regatta XXVII Funding, Ltd.
Series 2024-1A Class A1
5.198% due 04/26/37 (CME Term
SOFR 3 Month + 1.530%)(Ê)(Þ) 1,000 1,003
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 364 361
Repsol E&P Capital Markets LLC
5.204% due 09/16/30 (Þ) 790 802
Reynolds American, Inc.
Series *
8.125% due 05/01/40 695 821
Rogers Communications, Inc.
7.500% due 08/15/38 346 398
Royal Bank of Canada
7.500% due 05/02/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.887%)(Ê) 391 412
Series GMTN
5.153% due 02/04/31 (SOFR +
1.030%)(Ê) 1,220 1,256
Santander UK Group Holdings PLC
3.823% due 11/03/28 (USD 3 Month
SOFR + 1.400%)(Ê) 405 403
4.320% due 09/22/29 (SOFR +
1.070%)(Ê) 1,420 1,422
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 336 300
6.375% due 06/02/55 (Þ) 795 813
Saudi Government International Bond
5.875% due 01/12/56 (Þ) 780 760
Scentre Group Trust 2
5.125% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.685%)(Ê)(Þ) 1,050 1,056
SK Hynix, Inc.
5.500% due 01/16/29 (Þ) 318 330
SMBC Aviation Capital Finance DAC
5.250% due 11/26/35 (Þ) 1,090 1,086
Societe Generale SA
5.250% due 02/19/27 (Þ) 1,380 1,396
4.750% due 09/14/28 (Þ) 405 410
4.450% due 04/12/30 (SOFR +
1.096%)(Ê)(Þ) 935 936
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.132% due 01/19/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.950%)(Ê)(Þ) 269 287
Suncor Energy, Inc.
7.000% due 11/15/28 497 534
Suzano Austria GmbH
6.000% due 01/15/29 399 412
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 1,918 1,926
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 59 62
TransCanada Trust
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 330 329
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 449 456
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 1,215 1,210
UBS Group AG
4.751% due 05/12/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 199 201
6.246% due 09/22/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.800%)(Ê)(Þ) 428 450
7.000% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 3.321%)
(Ê)(ƒ)(Þ) 555 562
UniCredit SpA
5.861% due 06/19/32 (USD ICE
Swap Rate NY 5 Year Rate +
3.703%)(Ê)(Þ) 253 257
United Utilities PLC
6.875% due 08/15/28 333 354
UPM- Kymmene Oyj
7.450% due 11/26/27 (Þ) 589 622
Vale Overseas, Ltd.
6.000% due 02/25/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.431%)(Ê)(Þ) 285 286
Var Energi ASA
8.000% due 11/15/32 (Þ) 436 500
Videotron, Ltd.
3.625% due 06/15/29 (Þ) 276 269
Wellesley Park CLO, Ltd.
Series 2025-1A Class D1
6.358% due 01/24/39 (CME Term
SOFR 3 Month + 2.450%)(Ê)(Þ) 1,900 1,909
Woori Bank
6.375% due 07/24/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.277%)(Ê)(Þ) 306 319
Yara International ASA
4.750% due 06/01/28 (Þ) 177 179
113,382

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
224 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mortgage-Backed Securities - 21.9%
Arbor Realty Commercial Real Estate
Notes LLC
Series 2025-FL1 Class AS
5.508% due 01/20/43 (CME Term
SOFR 1 Month + 1.833%)(Ê)(Þ) 2,120 2,131
Series 2025-FL1 Class B
5.967% due 01/20/43 (CME Term
SOFR 1 Month + 2.292%)(Ê)(Þ) 1,300 1,307
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL4 Class A
5.145% due 11/15/36 (CME Term
SOFR 1 Month + 1.464%)(Ê)(Þ) 1,418 1,418
Series 2022-FL1 Class A
5.157% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 2,082 2,082
Banc of America Mortgage Trust
Series 2004-D Class 2A2
6.449% due 05/25/34 (~)(Ê) 23 23
Series 2006-B Class 1A1
6.622% due 10/20/46 (~)(Ê) 2 2
BDS LLC
Series 2025-FL16 Class A
5.131% due 07/19/43 (CME Term
SOFR 1 Month + 1.400%)(Ê)(Þ) 4,689 4,691
BRCK Trust
Series 2025-830B Class A
4.956% due 12/10/42 (~)(Ê)(Þ) 551 554
Series 2025-830B Class B
5.357% due 12/10/42 (~)(Ê)(Þ) 1,815 1,830
BX Commercial Mortgage Trust
Series 2024-BIO Class C
6.320% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 7,432 7,369
Series 2024-MDHS Class A
5.322% due 05/15/41 (CME Term
SOFR 1 Month + 1.641%)(Ê)(Þ) 1,963 1,966
Series 2024-MDHS Class B
5.521% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 2,857 2,861
Series 2024-VLT4 Class B
5.621% due 06/15/41 (CME Term
SOFR 1 Month + 1.941%)(Ê)(Þ) 650 650
Series 2024-VLT4 Class C
5.821% due 06/15/41 (CME Term
SOFR 1 Month + 2.140%)(Ê)(Þ) 485 484
Series 2025-ROIC Class C
5.224% due 03/15/30 (CME Term
SOFR 1 Month + 1.543%)(Ê)(Þ) 1,022 1,019
Series 2025-ROIC Class D
5.673% due 03/15/30 (CME Term
SOFR 1 Month + 1.993%)(Ê)(Þ) 3,444 3,433
CAMB Commercial Mortgage Trust
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 2,617 2,299
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
6.037% due 10/25/57 (CME Term
SOFR 1 Month + 2.364%)(Ê)(Þ) 829 856
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2024-1 Class A6
6.500% due 01/25/55 (~)(Ê)(Þ) 1,641 1,651
DBGS Mortgage Trust
Series 2019-1735 Class D
4.195% due 04/10/37 (~)(Ê)(Þ) 1,961 1,616
DK Trust
Series 2024-SPBX Class A
5.180% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 2,292 2,297
Eagle RE, Ltd.
Series 2023-1 Class M1A
5.697% due 09/26/33 (SOFR 30 Day
Average + 2.000%)(Ê)(Þ) 334 334
Fannie Mae
2.600% due 2031 323 299
5.500% due 2033 8 8
5.500% due 2034 83 86
4.500% due 2035 121 122
6.000% due 2035 22 23
5.500% due 2036 65 68
5.500% due 2037 48 49
5.500% due 2038 206 214
6.000% due 2039 14 15
4.500% due 2040 49 49
5.500% due 2040 202 210
4.000% due 2041 56 54
3.500% due 2043 567 542
4.000% due 2043 61 59
4.000% due 2044 312 304
3.500% due 2045 452 428
4.000% due 2045 249 243
4.000% due 2046 624 608
4.500% due 2046 152 152
4.000% due 2047 207 202
4.500% due 2047 43 43
4.000% due 2048 261 254
5.000% due 2048 585 592
3.000% due 2049 2,304 2,050
4.000% due 2049 265 257
2.000% due 2051 3,764 3,101
4.000% due 2052 6,643 6,369
5.000% due 2052 2,557 2,570
5.500% due 2052 4,404 4,506
5.000% due 2053 5,541 5,571
5.500% due 2053 8,766 8,932
5.500% due 2054 6,612 6,769
5.000% due 2055 2,729 2,729
30 Year TBA(Ï)
4.500% 7,800 7,639
5.000% 6,700 6,697
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 236 249
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 3 4
Freddie Mac
5.500% due 2032 2 2

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 2032 3 3
5.500% due 2034 7 7
4.000% due 2040 248 243
5.500% due 2041 72 75
3.500% due 2044 58 56
4.000% due 2044 198 194
4.000% due 2045 406 397
3.500% due 2046 52 49
4.000% due 2047 357 348
4.500% due 2048 150 148
3.000% due 2050 5,215 4,679
2.500% due 2051 1,148 994
3.500% due 2051 1,601 1,488
3.500% due 2052 3,541 3,277
4.000% due 2052 5,088 4,876
5.000% due 2052 2,639 2,654
5.500% due 2053 12,798 13,081
5.500% due 2055 6,534 6,697
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 87 91
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 148 152
Series 2010-3632 Class PK
5.000% due 02/15/40 26 26
Series 2012-4019 Class JD
3.000% due 05/15/41 20 20
Ginnie Mae
30 Year TBA(Ï)
5.000% 13,200 13,192
Ginnie Mae II
4.500% due 2042 64 64
2.500% due 2052 3,604 3,123
5.500% due 2053 1,144 1,165
5.500% due 2055 6,805 6,932
6.000% due 2055 8,733 8,935
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.322% due 09/10/38 (~)(Ê)(Þ) 2,328 2,325
Hudson Yards Mortgage Trust
Series 2025-SPRL Class E
6.678% due 01/13/40 (~)(Ê)(Þ) 1,657 1,722
JPMorgan Mortgage Trust
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 127 115
Series 2021-6 Class A4
2.500% due 10/25/51 (~)(Ê)(Þ) 1,751 1,598
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 2,427 2,278
Series 2021-8 Class A4
2.500% due 12/25/51 (~)(Ê)(Þ) 414 378
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 1,861 1,746
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 2,470 2,250
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 1,164 1,053
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 1,190 1,077
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 511 461
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 722 662
MF1 Multifamily Housing Mortgage
Trust
Series 2022-FL9 Class A
5.823% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 2,270 2,270
Series 2024-FL14 Class A
5.412% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 3,312 3,320
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class XA
Interest Only STRIPS
0.343% due 09/13/39 (~)(Ê)(Þ) 10,103 41
Series 2017-237P Class XB
Interest Only STRIPS
0.050% due 09/13/39 (~)(Ê)(Þ) 6,248 7
PRPM LLC
Series 2023-RCF1 Class A1
4.000% due 06/25/53 (~)(Ê)(Þ) 2,542 2,533
Series 2025-RCF1 Class A1
4.500% due 02/25/55 (~)(Ê)(Þ) 1,471 1,477
Series 2025-RCF4 Class A1
4.500% due 08/25/55 (~)(Ê)(Þ) 2,069 2,052
PRPM Trust
Series 2026-RCF1
5.305% due 01/25/56 (~)(Ê)(Þ) 1,000 1,002
RFR Trust
Series 2025-SGRM Class B
5.670% due 03/11/41 (~)(Ê)(Þ) 3,086 3,153
Series 2025-SGRM Class C
5.816% due 03/11/41 (~)(Ê)(Þ) 2,425 2,467
TCO Commercial Mortgage Trust
Series 2024-DPM Class A
4.923% due 12/15/39 (CME Term
SOFR 1 Month + 1.243%)(Ê)(Þ) 1,117 1,118
TORY Commercial Mortgage Trust
Series 2026-HGTS Class A
4.912% due 01/13/46 (~)(Ê)(Þ) 5,140 5,137
VDCM Commercial Mortgage Trust
Series 2025-AZ Class B
5.481% due 07/13/44 (~)(Ê)(Þ) 1,480 1,497
Series 2025-AZ Class C
6.033% due 07/13/44 (~)(Ê)(Þ) 2,863 2,912
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
5.046% due 02/15/40 (CME Term
SOFR 1 Month + 1.364%)(Ê)(Þ) 766 765
221,324
Municipal Bonds - 0.1%
Maricopa County Industrial
Development Authority Revenue
Bonds
7.375% due 10/01/29 (Þ) 610 653

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
226 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Municipal Electric Authority of
Georgia Revenue Bonds
6.637% due 04/01/57 373 403
1,056
Non-US Bonds - 1.5%
Apna Park CLO DAC
Series 2025-1A Class A
3.366% due 12/15/38 (3 Month
EURIBOR + 1.290%)(Ê)(Þ) EUR 5,900 7,021
Vantage Data Centers Germany
Borrower SARL
Series 2025-1A Class A2
4.292% due 06/28/50 (Þ) EUR 2,941 3,516
Vantage Data Centers Jersey Borrower
Spv , Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 3,217 4,495
15,032
United States Government Treasuries - 22.4%
United States Treasury Notes
4.125% due 01/31/27 5,941 5,974
0.625% due 03/31/27 5,327 5,152
2.375% due 05/15/27 4,803 4,733
0.500% due 05/31/27 4,958 4,765
6.375% due 08/15/27 6,832 7,109
0.625% due 12/31/27 3,671 3,475
3.375% due 12/31/27 400 399
4.250% due 01/15/28 9,600 9,727
2.750% due 02/15/28 6,391 6,292
1.250% due 03/31/28 8,100 7,716
2.875% due 05/15/28 6,246 6,153
3.875% due 06/15/28 4,420 4,451
1.250% due 09/30/28 6,597 6,209
3.125% due 11/15/28 6,937 6,851
1.500% due 11/30/28 4,456 4,207
2.375% due 05/15/29 5,671 5,450
1.625% due 08/15/29 3,558 3,321
3.625% due 08/31/29 6,598 6,586
4.000% due 10/31/29 1,771 1,789
0.625% due 05/15/30 5,001 4,388
0.625% due 08/15/30 5,923 5,153
0.875% due 11/15/30 6,400 5,590
4.375% due 11/30/30 5,456 5,594
3.625% due 12/31/30 55 55
1.125% due 02/15/31 4,548 3,997
1.625% due 05/15/31 4,069 3,639
1.250% due 08/15/31 4,753 4,134
1.875% due 02/15/32 1,034 920
2.875% due 05/15/32 4,530 4,256
2.750% due 08/15/32 1,697 1,576
4.125% due 11/15/32 2,371 2,387
3.875% due 12/31/32 325 322
3.500% due 02/15/33 3,101 2,999
3.375% due 05/15/33 2,498 2,391
4.500% due 11/15/33 3,609 3,705
4.000% due 02/15/34 1,900 1,884
4.375% due 05/15/34 2,773 2,818
4.250% due 11/15/34 2,665 2,677
4.625% due 02/15/35 1,265 1,305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 05/15/35 6,934 6,949
4.000% due 11/15/35 2,860 2,801
4.500% due 02/15/36 2,349 2,404
1.375% due 11/15/40 1,254 811
1.875% due 02/15/41 538 374
2.250% due 05/15/41 2,192 1,607
1.750% due 08/15/41 1,448 974
3.125% due 11/15/41 1,780 1,467
2.750% due 11/15/42 3,977 3,045
3.750% due 11/15/43 1,515 1,323
3.125% due 08/15/44 1,692 1,336
4.625% due 11/15/44 1,287 1,256
5.000% due 05/15/45 551 563
2.875% due 08/15/45 3,020 2,259
4.625% due 11/15/45 5,140 4,999
3.000% due 02/15/48 3,342 2,479
3.125% due 05/15/48 3,256 2,464
3.375% due 11/15/48 1,567 1,235
2.375% due 11/15/49 648 415
1.250% due 05/15/50 1,750 835
1.375% due 08/15/50 1,126 552
1.625% due 11/15/50 1,062 555
1.875% due 02/15/51 4,234 2,358
2.000% due 08/15/51 1,138 650
1.875% due 11/15/51 3,932 2,164
2.250% due 02/15/52 2,498 1,509
2.875% due 05/15/52 2,782 1,935
3.625% due 05/15/53 1,856 1,494
4.750% due 11/15/53 1,710 1,670
4.750% due 05/15/55 2,070 2,023
4.750% due 08/15/55 10,196 9,970
4.625% due 11/15/55 1,875 1,796
226,421
Total Long-Term Fixed
Income Investments
(cost $935,696) 930,030
Short-Term Investments - 9.5%
U.S. Cash Management Fund(@) 96,109,687 (∞) 96,090
Total Short-Term Investments
(cost $96,088) 96,090
Total Investments - 101.6%
(identified cost $1,031,784) 1,026,120
Other Assets and Liabilities,
Net - (1.6)%
(15,841)
Net Assets - 100.0%
1,010,279

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 227
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
27.5%
180 Medical, Inc. 10/14/25 396,000 97.02 384
386
7-Eleven, Inc. 07/30/25 2,310,000 87.04 2,011
2,027
ACREC LLC 01/08/26 3,360,000 100.00 3,360
3,367
Adani Ports and Special Economic Zone, Ltd. 10/14/25 426,000 97.75 416
415
Aircastle , Ltd. 08/07/24 187,000 95.29 178
182
Alcon Finance Corp. 12/02/25 608,000 95.90 583
584
Alliant Energy Finance LLC 07/07/25 441,000 103.93 458
462
Anglo American Capital PLC 04/03/24 640,000 99.70 638
671
Antero Resources Corp. 12/11/24 289,000 98.81 286
293
Apna Park CLO DAC 10/07/25 EUR 5,900,000 116.51 6,874
7,022
Arbor Realty Commercial Real Estate Notes LLC 08/01/25 2,120,000 99.76 2,115
2,131
Arbor Realty Commercial Real Estate Notes LLC 08/01/25 1,300,000 99.76 1,297
1,307
Arbor Realty Commercial Real Estate Notes, Ltd. 11/23/22 1,417,839 97.25 1,379
1,418
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 2,082,170 100.03 2,083
2,082
Athene Global Funding 11/06/19 1,525,000 98.42 1,501
1,511
Athene Global Funding 09/24/24 855,000 95.89 820
823
Atlas Warehouse Lending Co., LP 11/07/25 935,000 99.90 934
940
Atlas Warehouse Lending Co., LP 01/13/26 715,000 99.71 713
716
Audax Senior Debt CLO LLC 02/21/25 1,800,000 100.00 1,800
1,801
Avolon Holdings Funding, Ltd. 12/05/23 1,150,000 100.16 1,152
1,198
Avolon Holdings Funding, Ltd. 01/16/24 1,400,000 100.71 1,410
1,450
Avolon Holdings Funding, Ltd. 05/08/24 290,000 100.20 291
301
Avolon Holdings Funding, Ltd. 12/03/24 1,970,000 99.68 1,964
1,995
Avolon Holdings Funding, Ltd. 03/24/25 520,000 99.66 518
534
BAE Systems PLC 03/19/24 1,030,000 99.55 1,025
1,065
Bain Capital Credit CLO, Ltd. 09/18/25 1,850,000 100.00 1,850
1,859
Banco de Bogota SA 05/06/24 367,000 96.92 356
365
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santand 01/14/26 437,000 103.84 454
453
Bangkok Bank PCL 01/07/25 330,000 109.86 363
370
Barings CLO, Ltd. 02/14/25 1,410,000 100.00 1,410
1,412
Basin Electric Power Cooperative 10/06/25 680,000 99.85 679
671
BDS LLC 11/20/25 4,689,000 100.00 4,689
4,691
Bellemeade Re, Ltd. 10/18/23 133,015 100.00 133
133
Bimbo Bakeries USA, Inc. 10/14/25 421,000 104.61 440
440
BNP Paribas SA 08/07/24 177,000 96.79 171
176
BNP Paribas SA 08/01/25 259,000 102.01 264
265
Booz Allen Hamilton, Inc. 06/12/25 587,000 96.82 568
578
BRAVO Residential Funding Trust 10/09/24 696,263 99.99 696
701
BRAVO Residential Funding Trust 04/08/25 4,895,814 99.99 4,895
4,947
BRCK Trust 11/26/25 1,815,000 100.00 1,815
1,830
BRCK Trust 12/23/25 551,000 100.33 553
554
Brighthouse Financial Global Funding 04/04/24 1,470,000 100.06 1,471
1,489
Broadcom, Inc. 05/05/20 508,000 93.88 477
500
Brooklyn Union Gas Co. (The) 07/15/24 855,000 100.00 855
883
Business Jet Securities LLC 09/06/24 1,009,570 100.00 1,010
1,016
BX Commercial Mortgage Trust 01/24/24 7,432,000 99.77 7,415
7,369
BX Commercial Mortgage Trust 05/02/24 1,963,183 99.77 1,959
1,966
BX Commercial Mortgage Trust 05/02/24 2,856,734 99.77 2,850
2,861
BX Commercial Mortgage Trust 02/20/25 3,444,446 99.79 3,437
3,433
BX Commercial Mortgage Trust 02/20/25 1,021,816 99.79 1,020
1,019
BX Commercial Mortgage Trust 07/24/25 650,000 100.03 650
650
BX Commercial Mortgage Trust 07/24/25 485,000 99.91 485
484
CAMB Commercial Mortgage Trust 10/22/21 2,617,000 102.52 2,683
2,299
Cantor Fitzgerald, LP 11/14/22 605,000 98.04 593
605
Carnival Corp. 06/12/25 351,000 97.67 343
347
Celulosa Arauco y Constitucion SA 08/01/25 249,000 95.83 239
239
Cemex SAB de CV 12/02/25 505,000 101.20 511
511
Cencosud SA 12/11/23 477,000 97.46 465
478
Chase Home Lending Mortgage Trust 07/22/20 829,245 100.00 829
856
Chase Home Lending Mortgage Trust 01/25/24 1,640,819 100.36 1,647
1,651
Chile Electricity MPC SARL 08/14/23 920,200 100.01 920
963
Churchill Middle Market CLO LLC 02/24/25 1,700,000 100.00 1,700
1,702
Citadel Finance LLC 03/03/21 590,000 99.99 590
589
Citadel, LP 09/11/19 615,000 99.96 615
617
CLI Funding LLC 07/24/24 1,394,820 100.48 1,401
1,402
Columbia Pipelines Holding Co. LLC 10/02/24 307,000 103.22 317
320
Columbia Pipelines Operating Co. LLC 10/17/23 104,000 94.86 99
113

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
228 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Constellation Insurance, Inc. 01/16/20 615,000 102.87 633
628
Continental Resources, Inc. 10/25/24 515,000 97.81 504
507
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 06/12/25 278,000 97.41 271
275
Credit Agricole SA 09/13/23 196,000 93.36 183
194
Credit Agricole SA 08/01/25 476,000 102.31 487
490
CTR Partnership, LP / CareTrust Capital Corp. 06/12/25 311,000 96.35 300
305
Danske Bank A/S 09/25/24 905,000 100.00 905
912
DBGS Mortgage Trust 04/03/19 1,961,000 100.91 1,979
1,616
DK Trust 03/01/24 2,292,000 100.00 2,292
2,297
Drawbridge Special Opportunities Fund, LP/Drawbridge Special
Opportunities Finance 09/10/25 775,000 99.48 771
739
DT Midstream, Inc. 06/12/25 324,000 96.43 312
320
Eagle RE, Ltd. 09/20/23 334,046 100.00 334
334
Element Fleet Management Corp. 08/01/25 494,000 104.90 518
521
Ellington Financial Mortgage Trust 12/10/24 1,359,731 99.99 1,360
1,372
EMD Finance LLC 08/12/25 1,365,000 99.53 1,359
1,366
Enel Finance International NV 07/12/24 214,000 96.73 207
211
Enel Finance International NV 07/07/25 426,000 94.42 402
406
Enel Finance International NV 09/23/25 1,305,000 99.79 1,302
1,305
Farmers Exchange Capital 03/27/25 705,000 103.15 727
738
Farmers Exchange Capital III 10/12/16 660,000 93.82 619
623
Farmers Insurance Exchange 10/02/24 720,000 100.00 720
738
FIGRE Trust 04/28/23 489,980 99.44 487
498
FIGRE Trust 03/19/24 1,959,677 100.03 1,960
2,010
FIGRE Trust 07/19/24 568,017 101.24 575
583
FIGRE Trust 09/09/24 1,100,728 100.00 1,101
1,118
FIGRE Trust 10/31/24 924,253 100.10 925
937
FIGRE Trust 12/11/24 1,312,759 99.99 1,313
1,331
FIGRE Trust 02/20/25 344,330 103.43 356
362
FIGRE Trust 03/20/25 1,135,524 99.99 1,135
1,157
FIGRE Trust 08/21/25 899,327 100.00 899
909
FIGRE Trust 11/21/25 957,546 100.00 958
965
FirstEnergy Pennsylvania Electric Co. 08/01/25 511,000 97.71 499
501
Flatiron CLO, Ltd. 11/01/24 2,900,000 100.00 2,900
2,913
Flatiron CLO, Ltd. 03/24/25 1,200,000 100.00 1,200
1,200
Flutter Treasury DAC 10/08/25 595,000 103.05 613
614
Fortitude Group Holdings LLC 03/26/25 650,000 99.86 649
674
Foundry JV Holdco LLC 02/04/25 1,880,000 102.95 1,935
1,972
Foundry JV Holdco LLC 02/04/25 880,000 99.95 880
926
Fresenius Medical Care US Finance III, Inc. 05/08/25 486,000 97.02 471
476
Galaxy Pipeline Assets Bidco , Ltd. 09/20/23 701,768 80.65 566
594
Gartner, Inc. 05/08/25 418,000 93.45 391
396
GBX Leasing 2022-1 LLC 01/27/26 1,800,000 99.97 1,799
1,801
GFL Environmental, Inc. 05/08/25 285,000 96.37 275
279
Glencore Funding LLC 03/24/25 855,000 100.00 855
880
Greensaif Pipelines Bidco SARL 07/17/24 690,000 100.00 690
713
GS Mortgage Securities Trust 08/04/23 2,328,000 96.35 2,243
2,325
Health Care Service Corp. A Mutual Legal Reserve Co. 12/11/25 745,000 102.54 764
764
Home RE, Ltd. 05/09/25 2,940,000 112.86 3,318
3,329
Horizon Mutual Holdings, Inc. 10/31/24 1,000,000 99.76 998
977
Hudson Yards Mortgage Trust 01/07/25 1,657,000 100.65 1,668
1,722
Imperial Brands Finance PLC 06/24/25 870,000 99.78 868
878
Imperial Brands Finance PLC 10/14/25 467,000 98.81 461
460
Industrias Penoles SAB de CV 12/02/25 384,000 98.08 377
380
Infraestructura Energetica Nova SAPI de CV 07/06/22 308,000 96.71 298
304
InRetail Consumer 12/11/23 272,000 93.27 254
265
Intercorp Financial Services, Inc. 10/14/25 432,000 99.46 430
430
International Flavors & Fragrances, Inc. 07/24/24 145,000 94.72 137
140
ITC Holdings Corp. 06/12/25 328,000 100.52 330
332
Jackson National Life Global Funding 01/14/26 433,000 100.31 434
434
JPMorgan Mortgage Trust 03/30/21 126,882 101.85 129
115
JPMorgan Mortgage Trust 04/26/21 2,426,662 101.53 2,464
2,278
JPMorgan Mortgage Trust 06/24/21 1,861,402 102.25 1,903
1,746
JPMorgan Mortgage Trust 02/24/22 510,872 97.73 499
461
JPMorgan Mortgage Trust 04/27/22 722,281 95.98 693
662
JPMorgan Mortgage Trust 01/19/23 1,190,337 90.36 1,076
1,077
JPMorgan Mortgage Trust 01/30/23 1,751,407 89.63 1,570
1,598

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 229
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
JPMorgan Mortgage Trust 01/31/23 414,380 89.76 372
378
JPMorgan Mortgage Trust 03/10/23 2,469,958 88.88 2,195
2,250
JPMorgan Mortgage Trust 04/20/23 1,164,020 88.86 1,034
1,053
JPMorgan Mortgage Trust 06/22/23 996,195 100.00 996
999
JPMorgan Mortgage Trust 05/29/24 1,061,709 100.20 1,064
1,063
JPMorgan Mortgage Trust 01/29/25 659,393 99.99 659
665
JPMorgan Mortgage Trust 02/26/25 2,230,000 100.00 2,230
2,233
JPMorgan Mortgage Trust 03/18/25 1,917,957 99.99 1,918
1,937
JPMorgan Mortgage Trust 07/30/25 1,982,529 100.00 1,983
1,987
JPMorgan Mortgage Trust 09/26/25 943,249 100.00 943
948
JPMorgan Mortgage Trust 10/22/25 927,406 100.00 927
928
Komatsu Finance America, Inc. 09/10/25 635,000 100.00 635
631
LG Energy Solution, Ltd. 11/03/25 462,000 103.36 477
478
LLPL Capital Pte , Ltd. 02/10/25 285,836 101.37 290
297
Louisiana-Pacific Corp. 11/03/25 402,000 96.40 388
390
Magnetite CLO, Ltd. 01/28/25 1,510,000 100.00 1,510
1,512
Maricopa County Industrial Development Authority Revenue Bonds 11/22/24 610,000 100.00 610
652
Massachusetts Mutual Life Insurance Co. 11/18/21 1,470,000 73.55 1,081
876
Mattel, Inc. 02/25/25 402,000 96.08 386
394
Meritage Homes Corp. 06/12/25 408,000 96.56 394
401
Mexico Generadora de Energia S de RL de CV 12/02/25 505,590 102.32 517
511
MF1 Multifamily Housing Mortgage Trust 05/13/22 2,269,641 99.23 2,252
2,270
MF1 Multifamily Housing Mortgage Trust 01/30/24 3,312,000 100.05 3,314
3,320
MF1 Multifamily Housing Mortgage Trust 10/16/25 1,595,450 100.03 1,596
1,597
Midwest Connector Capital Co. LLC 03/25/25 307,000 99.06 304
307
Monongahela Power Co. 07/26/23 665,000 97.63 649
661
Monongahela Power Co. 09/12/23 600,000 99.50 597
635
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.12 7
7
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 0.40 41
41
MSCI, Inc. 03/25/25 312,000 93.25 291
298
Nationwide Mutual Insurance Co. 09/15/23 700,000 124.16 869
933
New York Life Insurance Co. 07/07/25 680,000 104.08 708
721
News Corp. 06/12/25 420,000 95.78 402
409
NGPL PipeCo LLC 10/02/19 297,000 121.97 362
346
Nordea Bank Abp 08/01/25 492,000 99.37 489
493
NRG Energy, Inc. 04/16/24 558,000 94.36 527
540
NRG Energy, Inc. 09/24/25 835,000 100.00 835
831
NTT Finance Corp. 07/09/25 895,000 100.00 895
913
NTT Finance Corp. 07/09/25 1,860,000 100.49 1,869
1,885
OCP CLO, Ltd. 04/01/25 1,600,000 99.95 1,599
1,608
OCP CLO, Ltd. 09/17/25 1,400,000 100.00 1,400
1,407
Ohio Edison Co. 07/11/25 740,000 100.73 745
756
Open Text Corp. 08/01/23 290,000 100.87 293
299
Pacific Life Insurance Co. 06/15/18 255,000 92.50 236
205
Pernod Ricard International Finance LLC 06/12/25 420,000 93.30 392
396
Prologis Targeted US Logistics Fund, LP 10/27/25 615,000 99.70 613
610
Prosus NV 08/01/23 260,000 98.28 256
261
Protective Life Corp. 11/18/25 930,000 99.78 928
932
PRPM LLC 06/09/23 2,541,503 94.18 2,394
2,533
PRPM LLC 02/03/25 1,471,453 97.92 1,441
1,477
PRPM LLC 08/08/25 2,068,942 98.70 2,042
2,052
PRPM Trust 01/22/26 1,000,000 100.00 1,000
1,002
PSEG Power LLC 05/14/25 1,095,000 99.65 1,091
1,132
PSEG Power LLC 07/07/25 795,000 101.38 806
816
Radnor RE, Ltd. 11/24/25 971,552 100.90 980
980
Raizen Fuels Finance SA 06/26/25 785,000 98.83 776
657
RCKT Mortgage Trust 02/15/24 902,383 99.97 902
909
RCKT Mortgage Trust 03/19/24 1,252,799 99.97 1,252
1,267
RCKT Mortgage Trust 06/27/24 1,589,593 101.09 1,607
1,613
RCKT Mortgage Trust 08/14/24 1,032,169 99.98 1,032
1,038
RCKT Mortgage Trust 12/12/24 689,764 100.64 694
696
RCKT Mortgage Trust 12/12/24 2,819,037 99.98 2,819
2,844
RCKT Mortgage Trust 02/26/25 2,825,426 99.99 2,825
2,856
RCKT Mortgage Trust 04/24/25 916,695 100.44 921
931
Regatta XXVII Funding, Ltd. 04/08/25 1,000,000 99.81 998
1,003
Reliance Industries, Ltd. 02/07/24 364,000 97.59 355
361
Repsol E&P Capital Markets LLC 09/09/25 790,000 100.00 790
802
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/30/21 395,000 98.67 390
338

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
230 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
RFR Trust 02/18/25 3,086,000 100.12 3,090
3,153
RFR Trust 02/18/25 2,425,000 99.99 2,425
2,467
Sabal Trail Transmission LLC 08/07/24 515,000 98.65 508
512
Saluda Grade Alternative Mortgage Trust 02/07/24 763,207 102.02 779
794
Saluda Grade Alternative Mortgage Trust 04/05/24 2,450,613 99.98 2,450
2,521
Saluda Grade Alternative Mortgage Trust 10/16/24 942,583 101.35 955
959
Saluda Grade Alternative Mortgage Trust 03/13/25 1,029,539 102.44 1,055
1,067
Saluda Grade Alternative Mortgage Trust 07/10/25 2,427,428 100.00 2,427
2,443
Saudi Arabian Oil Co. 08/01/23 336,000 89.06 299
300
Saudi Arabian Oil Co. 05/27/25 795,000 98.03 779
813
Saudi Government International Bond 01/05/26 780,000 98.98 772
760
Scentre Group Trust 2 09/25/24 1,050,000 99.16 1,041
1,056
SK Hynix, Inc. 07/07/25 318,000 102.13 325
330
SMBC Aviation Capital Finance DAC 11/19/25 1,090,000 99.90 1,089
1,086
Smithfield Foods, Inc. 12/02/25 416,000 88.82 369
369
Societe Generale SA 11/12/24 1,380,000 100.00 1,380
1,396
Societe Generale SA 06/12/25 269,000 100.69 271
287
Societe Generale SA 10/14/25 405,000 101.11 409
410
Societe Generale SA 01/05/26 935,000 99.95 935
936
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum
Co. III LLC 04/16/20 1,314,000 99.79 1,311
1,322
Stellantis Finance US, Inc. 03/12/25 870,000 99.93 869
888
TCO Commercial Mortgage Trust 12/06/24 1,117,000 99.77 1,114
1,118
Texas Eastern Transmission, LP 11/13/19 178,000 100.94 180
176
Textainer Marine Containers VII, Ltd. 08/06/24 1,918,217 100.00 1,918
1,926
TORY Commercial Mortgage Trust 01/09/26 5,140,000 100.00 5,140
5,137
Trans-Allegheny Interstate Line Co. 04/14/25 580,000 99.91 579
596
Transportadora de Gas Internacional SA ESP 06/12/25 449,000 101.19 454
456
Triton Container International, Ltd. 04/06/21 1,215,000 99.51 1,209
1,210
UBS Group AG 11/14/24 199,000 99.61 198
201
UBS Group AG 08/01/25 428,000 104.65 448
450
UBS Group AG 01/05/26 555,000 100.00 555
562
UniCredit SpA 06/12/25 253,000 100.31 254
257
United Airlines, Inc. 12/03/25 1,500,000 99.67 1,495
1,499
United Rentals NA, Inc. 05/07/25 374,000 101.30 379
383
UPM- Kymmene Oyj 12/02/25 589,000 105.60 622
622
Vale Overseas, Ltd. 11/18/25 285,000 99.49 284
286
Vantage Data Centers Germany Borrower SARL 05/22/25 EUR 2,941,000 112.78 3,317
3,516
Vantage Data Centers Jersey Borrower Spv , Ltd. 05/17/24 GBP 3,217,000 129.23 4,157
4,495
Var Energi ASA 08/01/23 436,000 105.85 461
500
VDCM Commercial Mortgage Trust 06/24/25 2,863,000 100.00 2,863
2,912
VDCM Commercial Mortgage Trust 06/24/25 1,480,000 100.00 1,480
1,497
VICI Properties, LP / VICI Note Co., Inc. 03/25/25 223,000 96.31 215
219
Videotron, Ltd. 05/07/25 276,000 95.32 263
269
Vistra Operations Co. LLC 11/19/24 1,325,000 100.06 1,326
1,360
Vistra Operations Co. LLC 10/01/25 775,000 99.70 773
767
Vistra Operations Co. LLC 10/01/25 1,200,000 99.94 1,199
1,196
Vistra Operations Co. LLC 10/01/25 1,140,000 99.98 1,140
1,140
Vistra Operations Co. LLC 11/03/25 515,000 99.02 510
512
Wellesley Park CLO, Ltd. 10/10/25 1,900,000 100.00 1,900
1,909
Wells Fargo Commercial Mortgage Trust 11/15/22 766,431 94.50 724
765
Woori Bank 01/14/26 306,000 104.43 320
319
Yara International ASA 12/11/24 177,000 99.47 176 179
277,745
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
British Pound Currency Futures 9 USD 771 03/26
(4)

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 231
Futures Contracts
Amounts in thousands (except contract amounts )
Commonwealth 10 Year Bond Futures 332 AUD 36,238 03/26
2
Euro Currency Futures 33 USD 4,906 03/26
62
Long Gilt Futures 60 GBP 5,451 03/26
3
New Zealand Dollar Currency Futures 56 USD 3,384 03/26
135
Norwegian Krone Currency Futures 8 USD 1,664 03/26
89
United States 2 Year Treasury Note Futures 247 USD 51,497 03/26
(102)
United States 5 Year Treasury Note Futures 289 USD 31,480 03/26
(204)
United States 10 Year Treasury Note Futures 395 USD 44,172 03/26
(387)
United States 10 Year Ultra Treasury Note Futures 1,046 USD 119,407 03/26
(1,375)
United States Treasury Long Bond Futures 94 USD 10,822 03/26
(149)
United States Treasury Ultra Bond Futures 275 USD 32,295 03/26 (743)
Short Positions
Euro- Bobl Futures 22 EUR 2,565 03/26
1
Euro-Bund Futures 74 EUR 9,485 03/26
41
Japanese 10 Year Government Bond Futures 16 JPY 2,105,760 03/26
168
Japanese 10 Year Mini Government Bond Futures 1 JPY 13,159 03/26
—
Japanese Yen Currency Futures 21 USD 1,705 03/26
(12)
Swedish Krona Currency Futures 8 USD 1,804 03/26
(80)
Swiss Franc Currency Futures 31 USD 5,043 03/26
(166)
United States 2 Year Treasury Note Futures 148 USD 30,856 03/26
27
United States 5 Year Treasury Note Futures 391 USD 42,591 03/26
204
United States 10 Year Treasury Note Futures 14 USD 1,565 03/26
11
United States 10 Year Ultra Treasury Note Futures 299 USD 34,132 03/26 551
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,928)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase EUR 2,999 USD 3,490 02/11/26 (66)
Morgan Stanley EUR 29 USD 34 02/11/26 (1)
Morgan Stanley GBP 3,365 USD 4,521 02/18/26 (83)
Royal Bank of Canada EUR 5,900 USD 6,847 02/11/26 (149)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (299)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 57,038 $ —
$ —
$ 57,038
Corporate Bonds and Notes — 295,777 —
—
295,777
International Debt — 113,382 —
—
113,382
Mortgage-Backed Securities — 221,324 —
—
221,324
Municipal Bonds — 1,056 —
—
1,056
Non-US Bonds — 15,032 —
—
15,032
United States Government Treasuries — 226,421 —
—
226,421
Short-Term Investments — — — 96,090 96,090
Total Investments
— 930,030 — 96,090 1,026,120

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
232 Investment Grade Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Financial Instruments
Assets
Futures Contracts 1, 294 — — — 1, 294
Liabilities
Futures Contracts (3,222) — — — (3,222)
Foreign Currency Exchange Contracts — (299) — — (299)
Total Other Financial Instruments
*
$ (1,928) $ (299) $ — $ — $ (2,22 7 )
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Country Expo sure
Fair Value
$
% of Net
Assets
Australia ......................................................................................
1,936 0.2
Belgium .......................................................................................
1,567 0.2
Bermuda ......................................................................................
5,652 0. 5
Brazil ...........................................................................................
1,534 0.2
Canada .........................................................................................
12,968 1.3
Cayman Islands ...........................................................................
15,871 1. 6
Chile ............................................................................................
2,068 0.2
China ...........................................................................................
2,187 0.2
Colombia .....................................................................................
821 0.1
Denmark ......................................................................................
912 0.1
Finland ........................................................................................
1,624 0.2
France ..........................................................................................
4,154 0.4
Germany ......................................................................................
4,659 0. 4
India ............................................................................................
776 0.1
Indonesia .....................................................................................
297 —**
Ireland .........................................................................................
18,349 1.8
Italy .............................................................................................
2,179 0.2
Japan ...........................................................................................
2,798 0.3
Jersey ...........................................................................................
8,411 0.8
Luxembourg ................................................................................
3,516 0. 3

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 233
Amounts in thousands
Country Expo sure
Fair Value
$
% of Net
Assets
Mexico ........................................................................................
5,727 0. 6
Netherlands .................................................................................
319 —**
Norway ........................................................................................
500 —**
Peru .............................................................................................
695 0.1
Saudi Arabia ................................................................................
2,586 0.3
South Africa ................................................................................
671 0.1
South Korea ................................................................................
1,127 0.1
Spain ...........................................................................................
2,059 0.2
Switzerland .................................................................................
1,213 0.1
Thailand ......................................................................................
370 —**
United Arab Emirates ..................................................................
594 0.1
United Kingdom ..........................................................................
20,274 2.0
United States ...............................................................................
897,706 88.9
Total Investments ...................................................................
1,026,120 101.6
**
Less than .05% of net assets.
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 92,786 $ 108,337 $ 105,031 $ 3 $ (5) $ 96,090 $ 847 $ —

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
234 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 91.9%
Asset-Backed Securities - 16.7%
American Express Credit Account
Master Trust
Series 2023-2 Class A
4.800% due 05/15/30 400 409
Series 2025-1 Class A
4.560% due 12/17/29 600 609
Series 2025-2 Class A
4.280% due 04/15/30 2,000 2,021
Series 2025-4 Class A
4.300% due 07/15/30 4,430 4,483
AMSR Trust
Series 2021-SFR2 Class A
1.527% due 08/17/38 (Þ) 2,615 2,576
Series 2021-SFR4 Class A
2.117% due 12/17/38 (Þ) 143 141
Series 2024-SFR2 Class A
4.150% due 11/17/41 (Þ) 150 148
ARI Fleet Lease Trust
Series 2026-A Class A3
4.090% due 11/15/34 (Þ) 275 275
AutoNation Finance Trust
Series 2025-1A Class A3
4.620% due 11/13/29 (Þ) 475 479
Avis Budget Rental Car Funding
AESOP LLC
Series 2025-4A Class A
4.400% due 02/20/32 (Þ) 1,280 1,269
Bank of America Credit Card Trust
Series 2025-A1 Class A
4.310% due 05/15/30 200 202
BMW Vehicle Lease Trust
Series 2025-1 Class A4
4.490% due 10/25/28 240 242
Series 2025-2 Class A3
3.970% due 09/25/28 2,365 2,369
BMW Vehicle Owner Trust
Series 2024-A Class A3
5.180% due 02/26/29 1,232 1,243
CarMax Auto Owner Trust
Series 2024-1 Class B
5.170% due 08/15/29 75 76
Series 2025-1 Class A3
4.840% due 01/15/30 275 279
Carvana Auto Receivables Trust
Series 2025-P3 Class A4
4.240% due 08/11/31 755 758
Chase Issuance Trust
Series 2023-A1 Class A
5.160% due 09/15/28 1,685 1,699
Series 2025-A1 Class A
4.160% due 07/15/30 500 504
CoreVest American Finance Trust
Series 2021-1 Class A
1.569% due 04/15/53 (Þ) 547 538
Series 2022-1 Class A
4.744% due 06/17/55 (~)(Ê)(Þ) 361 363
Credit Acceptance Auto Loan Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2025-1A Class A
5.020% due 03/15/35 (Þ) 700 702
DLLAA LLC
Series 2025-1A Class A3
4.950% due 09/20/29 (Þ) 420 427
FirstKey Homes Trust
Series 2022-SFR3 Class A
4.250% due 07/17/38 (Þ) 1,968 1,964
Ford Credit Auto Owner Trust
Series 2022-B Class A4
3.930% due 08/15/27 221 221
Series 2024-B Class A3
5.100% due 04/15/29 600 607
Series 2024-D Class A3
4.610% due 08/15/29 1,000 1,011
Series 2025-B Class A3
3.910% due 04/15/30 1,565 1,569
Ford Credit Floorplan Master Owner
Trust
Series 2018-4 Class A
4.060% due 11/15/30 270 271
Series 2025-2 Class B
4.330% due 09/15/30 215 215
GM Financial Automobile Leasing
Trust
Series 2025-3 Class B
4.410% due 08/20/29 370 372
GMF Floorplan Owner Revolving Trust
Series 2023-2 Class B
5.830% due 06/15/30 225 233
Hertz Vehicle Financing LLC
Series 2021-2A Class A
1.680% due 12/27/27 (Þ) 300 295
Series 2022-2A Class A
2.330% due 06/26/28 (Þ) 1,215 1,190
Series 2022-5A Class A
3.890% due 09/25/28 (Þ) 210 209
Series 2023-4A Class A
6.150% due 03/25/30 (Þ) 975 1,022
Series 2025-1A Class A
4.910% due 09/25/29 (Þ) 845 857
Series 2025-5A Class A
4.620% due 05/25/30 (Þ) 1,175 1,181
Series 2025-6A Class A
4.890% due 05/25/32 (Þ) 1,190 1,200
Hilton Grand Vacations Trust
Series 2020-AA Class A
2.740% due 02/25/39 (Þ) 64 63
Series 2025-1A Class A
4.880% due 05/27/42 (Þ) 522 524
HINNT LLC
Series 2024-A Class A
5.490% due 03/15/43 (Þ) 103 105
Home Partners of America Trust
Series 2019-2 Class B
2.922% due 10/19/39 (Þ) 888 865
Series 2020-2 Class A
1.532% due 01/17/41 (Þ) 893 822

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 235
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hyundai Auto Lease Securitization
Trust
Series 2026-A Class B
4.160% due 05/15/30 (Þ) 300 300
Hyundai Auto Receivables Trust
Series 2024-B Class A3
4.840% due 03/15/29 1,368 1,382
Series 2025-C Class A2A
3.970% due 07/17/28 600 601
Hyundai Floorplan Master Owner Trust
Series 2025-1A Class A
4.010% due 10/15/30 (Þ) 885 885
Invitation Homes Trust
Series 2024-SFR1 Class A
4.000% due 09/17/41 (Þ) 170 167
John Deere Owner Trust
Series 2024-C Class A3
4.060% due 06/15/29 403 404
Series 2025-B Class A2A
4.280% due 07/17/28 900 902
JPMorgan Mortgage Acquisition Trust
Series 2007-CH2 Class MV2
4.237% due 01/25/37 (CME Term
SOFR 1 Month + 0.564%)(Ê) 183 180
Mercedes-Benz Auto Lease Trust
Series 2025-B Class A3
3.880% due 04/16/29 1,205 1,205
Mercedes-Benz Auto Receivables Trust
Series 2025-1 Class A2A
4.500% due 02/15/28 496 496
Merchants Fleet Funding LLC
Series 2024-1A Class A
5.820% due 04/20/37 (Þ) 208 209
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2004-HE3 Class M1
4.642% due 03/25/34 (CME Term
SOFR 1 Month + 0.969%)(Ê) 65 67
MVW LLC
Series 2021-1WA Class A
1.140% due 01/22/41 (Þ) 56 54
Navient Private Education Refi Loan
Trust
Series 2020-FA Class A
1.220% due 07/15/69 (Þ) 31 29
Series 2021-BA Class A
0.940% due 07/15/69 (Þ) 318 292
Series 2021-EA Class A
0.970% due 12/16/69 (Þ) 183 166
Series 2022-BA Class A
4.160% due 06/23/81 (Þ) 224 220
Nelnet Student Loan Trust
Series 2021-CA Class AFX
1.320% due 04/20/62 (Þ) 280 265
NextGear Floorplan Master Owner
Trust
Series 2024-2A Class A2
4.420% due 09/15/29 (Þ) 856 862
Nissan Auto Lease Trust
Series 2025-A Class B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.030% due 02/15/29 265 269
Series 2025-A Class C
5.110% due 06/15/29 265 268
Nissan Auto Receivables Owner Trust
Series 2025-B Class A3
3.990% due 04/15/30 950 952
Nissan Master Owner Trust
Receivables
Series 2024-B Class A
5.050% due 02/15/29 (Þ) 235 238
PFS Financing Corp.
Series 2025-B Class A
4.850% due 02/15/30 (Þ) 880 892
Series 2025-D Class A
4.470% due 05/15/30 (Þ) 530 534
Series 2025-F Class A
4.400% due 08/15/30 (Þ) 350 352
Progress Residential Trust
Series 2021-SFR5 Class A
1.427% due 07/17/38 (Þ) 172 170
Series 2024-SFR5 Class A
3.000% due 08/09/29 (Þ) 584 555
Series 2025-SFR4 Class A
4.300% due 08/17/42 (Þ) 2,325 2,299
Series 2025-SFR6 Class A
4.000% due 12/17/42 (Þ) 835 816
Series 2026-SFR1 Class A
3.850% due 02/17/43 (Þ) 400 385
RCKT Mortgage Trust
Series 2023-CES1 Class A1A
6.515% due 06/25/43 (~)(Ê)(Þ) 159 159
Series 2023-CES1 Class A1B
6.866% due 06/25/43 (~)(Ê)(Þ) 150 151
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 144 146
Series 2024-CES8 Class A1A
5.490% due 11/25/44 (~)(Ê)(Þ) 711 717
Series 2025-CES1 Class A1A
5.653% due 01/25/45 (~)(Ê)(Þ) 710 717
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 669 676
Series 2025-CES7 Class A1A
5.377% due 07/25/55 (~)(Ê)(Þ) 265 267
Series 2025-CES7 Class A1B
5.478% due 07/25/55 (~)(Ê)(Þ) 133 133
Series 2025-CES8 Class A1B
5.249% due 08/25/55 (~)(Ê)(Þ) 161 162
Series 2025-CES10 Class A1A
4.894% due 11/25/55 (~)(Ê)(Þ) 1,255 1,258
Series 2025-CES10 Class A1B
4.995% due 11/25/55 (~)(Ê)(Þ) 649 649
Sierra Timeshare Receivables Funding
LLC
Series 2025-2A Class A
4.720% due 04/20/44 (Þ) 256 258
Series 2025-3A Class A
4.440% due 08/22/44 (Þ) 512 508
Signal Rail I LLC
Series 2021-1 Class A

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
236 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.230% due 08/17/51 (Þ) 658 622
SLM Private Credit Student Loan Trust
Series 2006-B Class A5
4.255% due 12/15/39 (CME Term
SOFR 3 Month + 0.532%)(Ê) 136 133
SMB Private Education Loan Trust
Series 2021-B Class A
1.310% due 07/17/51 (Þ) 47 44
Series 2023-B Class A1B
5.507% due 10/16/56 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 183 186
Series 2024-A Class A1A
5.240% due 03/15/56 (Þ) 177 181
STAR Trust
Series 2022-SFR3 Class A
5.330% due 05/17/39 (CME Term
SOFR 1 Month + 1.650%)(Ê)(Þ) 935 935
Series 2024-SFR4 Class A
5.430% due 10/17/41 (CME Term
SOFR 1 Month + 1.750%)(Ê)(Þ) 2,205 2,213
Stellantis Financial Underwritten
Enhanced Lease Trust
Series 2025-BA Class A4
4.290% due 06/20/29 (Þ) 235 236
Synchrony Card Issuance Trust
Series 2025-A3 Class A
4.060% due 11/15/31 1,275 1,280
Tesla Sustainable Energy Trust
Series 2024-1A Class A2
5.080% due 06/21/50 (Þ) 465 467
Towd Point Mortgage Trust
Series 2026-CES1 Class A1
4.961% due 06/06/57 (~)(Ê)(Þ) 1,840 1,843
Series 2026-FIX1 Class A1
4.980% due 12/25/65 (~)(Ê)(Þ) 1,565 1,568
Toyota Auto Receivables Owner Trust
Series 2024-A Class A3
4.830% due 10/16/28 467 470
Series 2024-D Class A3
4.400% due 06/15/29 1,293 1,302
Series 2025-D Class A3
3.840% due 06/17/30 1,265 1,266
Tricon American Homes Trust
Series 2020-SFR2 Class A
1.482% due 11/17/39 (Þ) 2,210 2,108
Tricon Residential Trust
Series 2023-SFR2 Class A
5.000% due 12/17/40 (Þ) 206 206
Series 2024-SFR1 Class B
4.750% due 04/17/41 (Þ) 200 199
Series 2026-SFR1 Class A
4.750% due 05/22/79 (CME Term
SOFR 1 Month + 1.100%)(Ê)(Þ) 940 940
Trinity Rail Leasing 2021 LLC
Series 2021-1A Class A
2.260% due 07/19/51 (Þ) 224 213
Series 2024-1A Class A
5.780% due 05/19/54 (Þ) 141 142
USB Auto Owner Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2025-1A Class A3
4.490% due 06/17/30 (Þ) 185 187
Series 2025-1A Class A4
4.620% due 12/16/30 (Þ) 205 208
Series 2025-1A Class B
4.810% due 01/15/31 (Þ) 65 66
Verizon Master Trust
Series 2024-6 Class A1A
4.170% due 08/20/30 1,190 1,196
Series 2024-6 Class B
4.420% due 08/20/30 470 473
Series 2024-7 Class C
4.840% due 08/20/32 100 101
Series 2025-1 Class B
4.940% due 01/21/31 315 320
Series 2025-1 Class C
5.090% due 01/21/31 335 340
Western Funding Auto Loan Trust
Series 2025-1 Class A
4.750% due 07/16/35 (Þ) 690 696
Series 2025-1 Class B
4.980% due 09/17/35 (Þ) 305 305
Westlake Automobile Receivables Trust
Series 2025-P1 Class A3
4.580% due 06/15/29 (Þ) 200 202
Series 2025-P1 Class A4
4.660% due 04/15/30 (Þ) 185 187
WF Card Issuance Trust
Series 2025-A1 Class A
4.340% due 05/15/30 415 420
Wheels Fleet Lease Funding 1 LLC
Series 2025-3A Class A1
4.080% due 09/18/40 (Þ) 1,000 1,002
81,082
Corporate Bonds and Notes - 34.1%
Consumer Discretionary - 4.4%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 403 381
Alaska Airlines Pass-Through Trust
4.800% due 02/15/29 (Þ) 392 394
BMW US Capital LLC
4.650% due 03/19/27 (Þ) 600 605
Carnival Corp.
4.000% due 08/01/28 (Þ) 1,200 1,188
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
3.750% due 02/15/28 616 608
Cummins, Inc.
4.250% due 05/09/28 855 863
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 1,008 1,016
Ford Motor Credit Co. LLC
5.800% due 03/05/27 445 451
4.950% due 05/28/27 975 981
4.125% due 08/17/27 878 874
General Motors Financial Co., Inc.
5.400% due 05/08/27 1,347 1,369
2.700% due 08/20/27 553 542

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 237
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.050% due 04/04/28 775 790
Genuine Parts Co.
1.875% due 11/01/30 452 399
Home Depot, Inc. (The)
4.875% due 06/25/27 860 874
Hyundai Capital America
4.875% due 06/23/27 (Þ) 785 793
Las Vegas Sands Corp.
5.900% due 06/01/27 1,270 1,293
Lowe's Cos., Inc.
Series 10YR
3.650% due 04/05/29 1,425 1,408
McDonald's Corp.
Series MTN
3.500% due 07/01/27 710 707
PACCAR Financial Corp.
4.550% due 03/03/28 1,200 1,219
Paramount Global
3.700% due 06/01/28 905 882
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 172 181
5.500% due 04/01/28 (Þ) 520 531
Tapestry, Inc.
Series .
4.125% due 07/15/27 405 405
United Airlines Pass-Through Trust
Series A
4.000% due 10/11/27 395 394
3.750% due 03/03/28 766 763
WMG Acquisition Corp.
3.750% due 12/01/29 (Þ) 376 362
YMCA of Greater New York
2.303% due 08/01/26 385 380
Series 2021
2.303% due 08/01/26 380 376
21,029
Consumer Staples - 2.2%
Altria Group, Inc.
4.875% due 02/04/28 615 626
Avery Dennison Corp.
2.650% due 04/30/30 419 392
Campbell Soup Co.
4.150% due 03/15/28 527 528
Conagra Brands, Inc.
1.375% due 11/01/27 646 616
Constellation Brands, Inc.
3.150% due 08/01/29 464 448
Coty, Inc. / HFC Prestige Products,
Inc. / HFC Prestige International
US LLC
6.625% due 07/15/30 (Þ) 490 503
ERAC USA Finance LLC
4.600% due 05/01/28 (Þ) 290 294
Haleon US Capital LLC
3.375% due 03/24/27 550 547
Ingredion, Inc.
2.900% due 06/01/30 383 361
Keurig Dr Pepper, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.600% due 05/15/30 443 445
Kraft Heinz Foods Co.
3.750% due 04/01/30 624 610
Mars, Inc.
4.600% due 03/01/28 (Þ) 860 871
Mondelez International, Inc.
4.250% due 05/06/28 870 874
Nestle Holdings, Inc.
5.250% due 03/13/26 (Þ) 1,500 1,502
Philip Morris International, Inc.
4.750% due 02/12/27 1,070 1,081
Sysco Corp.
5.100% due 09/23/30 397 409
Tyson Foods, Inc.
3.550% due 06/02/27 606 602
10,709
Energy - 2.4%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 381 386
Boardwalk Pipelines, LP
4.450% due 07/15/27 472 474
Chevron USA, Inc.
4.475% due 02/26/28 1,455 1,476
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 565 588
Coterra Energy, Inc.
3.900% due 05/15/27 563 562
Energy Transfer, LP
4.000% due 10/01/27 610 610
Enterprise Products Operating LLC
4.600% due 01/11/27 510 514
4.300% due 06/20/28 975 983
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 605 602
EQT Corp.
7.000% due 02/01/30 793 862
Gray Oak Pipeline LLC
3.450% due 10/15/27 (Þ) 617 609
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 344 344
MPLX, LP
Series 0005
4.125% due 03/01/27 715 716
4.250% due 12/01/27 885 888
Occidental Petroleum Corp.
6.625% due 09/01/30 537 578
ONEOK, Inc.
5.800% due 11/01/30 536 564
TC PipeLines, LP
3.900% due 05/25/27 413 412
Western Midstream Operating, LP
4.500% due 03/01/28 604 607
11,775
Financial Services - 13.6%
Aegon, Ltd.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
238 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 04/11/48 (USD 6 Month
SOFR + 3.540%)(Ê) 446 452
Air Lease Corp.
5.850% due 12/15/27 580 598
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 625 608
American Express Co.
5.098% due 02/16/28 (SOFR +
1.000%)(Ê) 695 703
4.731% due 04/25/29 (SOFR +
1.260%)(Ê) 915 928
Ares Capital Corp.
2.875% due 06/15/27 602 591
Atlas Warehouse Lending Co., LP
4.625% due 11/15/28 (Þ) 1,000 1,005
Aviation Capital Group LLC
3.500% due 11/01/27 (Þ) 626 618
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 278 271
Bain Capital Specialty Finance, Inc.
5.950% due 03/15/30 420 420
Bank of America Corp.
6.204% due 11/10/28 (SOFR +
1.990%)(Ê) 800 830
5.162% due 01/24/31 (SOFR +
1.000%)(Ê) 1,890 1,949
Series FRN
4.481% due 01/24/29 (SOFR +
0.830%)(Ê) 1,350 1,354
Series MTN
3.974% due 02/07/30 (CME Term
SOFR 3 Month + 1.472%)(Ê) 1,070 1,065
Bank of New York Mellon (The)
4.729% due 04/20/29 (SOFR +
1.135%)(Ê) 680 691
Bank of New York Mellon Corp. (The)
4.026% due 01/22/30 (SOFR +
0.634%)(Ê) 875 874
BGC Group, Inc.
8.000% due 05/25/28 588 628
Blackstone Secured Lending Fund
5.300% due 06/30/30 511 507
Block Financial LLC
2.500% due 07/15/28 304 291
Blue Owl Capital Corp.
3.125% due 04/13/27 645 632
Brighthouse Financial, Inc.
3.700% due 06/22/27 601 595
Capital One Financial Corp.
Series .
7.624% due 10/30/31 (SOFR +
3.070%)(Ê) 512 575
Capital Southwest Corp.
5.950% due 09/18/30 383 383
Citigroup, Inc.
4.450% due 09/29/27 265 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.643% due 05/07/28 (SOFR +
1.143%)(Ê) 1,290 1,300
4.786% due 03/04/29 (SOFR +
0.870%)(Ê) 1,630 1,653
4.075% due 04/23/29 (CME Term
SOFR 3 Month + 1.454%)(Ê) 1,400 1,400
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 614 609
CNO Financial Group, Inc.
5.250% due 05/30/29 587 597
Corebridge Financial, Inc.
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 464 476
Corebridge Global Funding
4.900% due 01/07/28 (Þ) 380 386
EPR Properties
4.500% due 06/01/27 601 602
4.950% due 04/15/28 233 235
Equifax, Inc.
5.100% due 12/15/27 588 599
Equinix, Inc.
1.800% due 07/15/27 631 612
Equitable America Global Funding
4.650% due 06/09/28 (Þ) 645 652
F&G Annuities & Life, Inc.
7.400% due 01/13/28 568 593
Fifth Third Bancorp
4.772% due 07/28/30 (SOFR +
2.127%)(Ê) 335 339
First Citizens Bank & Trust Co.
6.125% due 03/09/28 409 423
FNB Corp.
5.722% due 12/11/30 (SOFR +
1.930%)(Ê) 442 452
FS KKR Capital Corp.
6.125% due 01/15/30 555 542
Global Net Lease, Inc. / Global Net
Lease Operating Partnership, LP
3.750% due 12/15/27 (Þ) 675 657
GLP Capital, LP / GLP Financing II,
Inc.
5.750% due 06/01/28 500 513
Goldman Sachs Group, Inc. (The)
4.937% due 04/23/28 (SOFR +
1.319%)(Ê) 920 930
3.691% due 06/05/28 (CME Term
SOFR 3 Month + 1.772%)(Ê) 1,085 1,080
4.153% due 10/21/29 (SOFR +
0.900%)(Ê) 960 959
Highwoods Realty, LP
4.125% due 03/15/28 327 325
4.200% due 04/15/29 477 470
JPMorgan Chase & Co.
5.040% due 01/23/28 (SOFR +
1.190%)(Ê) 840 849
4.979% due 07/22/28 (SOFR +
0.930%)(Ê) 1,195 1,212
4.505% due 10/22/28 (SOFR +
0.860%)(Ê) 1,000 1,009

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 239
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.915% due 01/24/29 (SOFR +
0.800%)(Ê) 920 937
5.012% due 01/23/30 (SOFR +
1.310%)(Ê) 1,455 1,492
KeyBank National Association
Series BKNT
6.950% due 02/01/28 503 528
Lehman Brothers Holdings Capital
Trust VII
Series MTN
0.000% due 11/29/49 (Æ)(Ø)(Š) 270 —
LPL Holdings, Inc.
4.000% due 03/15/29 (Þ) 621 612
M&T Bank Corp.
4.553% due 08/16/28 (SOFR +
1.780%)(Ê) 602 606
Series MTN
4.833% due 01/16/29 (SOFR +
0.930%)(Ê) 945 960
Manufacturers & Traders Trust Co.
Series BKNT
3.400% due 08/17/27 350 347
Marsh & McLennan Cos., Inc.
4.550% due 11/08/27 675 683
Morgan Stanley
6.407% due 11/01/29 (SOFR +
1.830%)(Ê) 1,535 1,624
Series .
4.994% due 04/12/29 (SOFR +
1.380%)(Ê) 830 845
Series MTN
5.652% due 04/13/28 (SOFR +
1.010%)(Ê) 1,730 1,762
Mutual of Omaha Cos. Global Funding
4.514% due 06/09/28 (Þ) 900 908
4.750% due 10/15/29 (Þ) 530 538
New Mountain Finance Corp.
6.200% due 10/15/27 696 704
Northern Trust Corp.
3.375% due 05/08/32 (USD 3 Month
SOFR + 1.131%)(Ê) 542 535
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 598 603
PartnerRe Finance B LLC
4.500% due 10/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.815%)(Ê) 254 241
Piedmont Operating Partnership, LP
3.150% due 08/15/30 578 533
Pinnacle Bank
5.625% due 02/15/28 455 465
Pinnacle Financial Partners, Inc.
6.168% due 11/01/30 (SOFR +
2.347%)(Ê) 433 451
PNC Financial Services Group, Inc.
(The)
5.300% due 01/21/28 (SOFR +
1.342%)(Ê) 820 830
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.075% due 01/26/29 (SOFR +
0.610%)(Ê) 1,560 1,562
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
SOFR + 2.665%)(Ê) 600 607
Santander Holdings USA, Inc.
6.499% due 03/09/29 (SOFR +
2.356%)(Ê) 834 870
Sixth Street Specialty Lending, Inc.
6.950% due 08/14/28 367 385
6.125% due 03/01/29 211 217
Synchrony Bank
5.625% due 08/23/27 699 711
Truist Bank
Series BKNT
4.136% due 10/23/29 (SOFR +
0.911%)(Ê) 1,815 1,812
Series I
4.144% due 01/27/29 (SOFR +
0.662%)(Ê) 850 851
VICI Properties, LP
4.750% due 02/15/28 351 355
VICI Properties, LP / VICI Note Co.,
Inc.
3.875% due 02/15/29 (Þ) 284 279
Voya Financial, Inc.
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 397 379
Wells Fargo & Co.
4.078% due 09/15/29 (SOFR +
0.880%)(Ê) 960 959
6.303% due 10/23/29 (SOFR +
1.790%)(Ê) 1,270 1,341
4.182% due 01/23/30 (SOFR +
0.740%)(Ê) 1,025 1,026
Series MTN
5.707% due 04/22/28 (SOFR +
1.070%)(Ê) 1,420 1,449
Zions Bancorp NA
3.250% due 10/29/29 658 621
65,937
Health Care - 2.1%
AbbVie, Inc.
4.800% due 03/15/27 790 798
Becton Dickinson & Co.
4.693% due 02/13/28 397 402
Bon Secours Mercy Health, Inc.
Series 2018
4.302% due 07/01/28 695 698
Centene Corp.
2.450% due 07/15/28 653 614
CommonSpirit Health
6.073% due 11/01/27 565 583
CVS Health Corp.
1.300% due 08/21/27 830 796
GE HealthCare Technologies, Inc.
4.150% due 12/15/28 510 511
HCA, Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
240 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.641% due 03/01/28 (SOFR +
0.870%)(Ê) 1,115 1,119
5.200% due 06/01/28 585 599
IQVIA, Inc.
5.700% due 05/15/28 488 503
Merck & Co., Inc.
1.900% due 12/10/28 1,400 1,331
Orlando Health Obligated Group
3.777% due 10/01/28 865 850
Sanofi SA
3.800% due 11/03/28 900 901
Universal Health Services, Inc.
2.650% due 10/15/30 697 636
10,341
Materials and Processing - 0.6%
Georgia-Pacific LLC
4.400% due 06/30/28 (Þ) 905 914
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 925 890
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 345 339
Sherwin-Williams Co. (The)
2.950% due 08/15/29 635 611
2,754
Producer Durables - 2.1%
Allegion US Holding Co., Inc.
3.550% due 10/01/27 546 541
Avnet, Inc.
6.250% due 03/15/28 583 604
Fedex Freight Holding Co., Inc.
4.300% due 03/15/29 (Þ) 910 911
Flowserve Corp.
3.500% due 10/01/30 664 634
Honeywell International, Inc.
2.500% due 11/01/26 1,400 1,387
Howmet Aerospace, Inc.
6.750% due 01/15/28 817 859
Huntington Ingalls Industries, Inc.
3.483% due 12/01/27 610 604
L3Harris Technologies, Inc.
5.400% due 01/15/27 1,235 1,252
Lennox International, Inc.
5.500% due 09/15/28 541 559
Masco Corp.
1.500% due 02/15/28 391 372
Regal Rexnord Corp.
6.050% due 04/15/28 298 309
Vertiv Group Corp.
4.125% due 11/15/28 (Þ) 595 586
Vontier Corp.
2.400% due 04/01/28 589 567
Waste Management, Inc.
4.500% due 03/15/28 1,065 1,080
10,265
Technology - 1.9%
Alphabet, Inc.
3.875% due 11/15/28 750 753
Booz Allen Hamilton, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 07/01/29 (Þ) 370 363
Broadcom, Inc.
5.050% due 07/12/29 1,425 1,468
CDW LLC / CDW Finance Corp.
3.276% due 12/01/28 359 350
3.250% due 02/15/29 268 259
Fidelity National Information Services,
Inc.
1.650% due 03/01/28 646 615
Gartner, Inc.
3.625% due 06/15/29 (Þ) 408 394
Meta Platforms, Inc.
4.600% due 05/15/28 700 713
MSCI, Inc.
4.000% due 11/15/29 (Þ) 276 270
News Corp.
3.875% due 05/15/29 (Þ) 357 348
Oracle Corp.
4.606% due 08/03/28 (SOFR +
0.760%)(Ê) 1,095 1,075
2.950% due 04/01/30 952 880
Roper Technologies, Inc.
4.450% due 09/15/30 383 384
Synopsys, Inc.
4.650% due 04/01/28 1,355 1,372
9,244
Utilities - 4.8%
AEP Texas, Inc.
3.950% due 06/01/28 557 556
AT&T, Inc.
1.700% due 03/25/26 1,800 1,794
4.350% due 03/01/29 1,710 1,722
Series *
2.300% due 06/01/27 820 803
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 305 301
Consumers Energy Co.
4.900% due 02/15/29 1,005 1,031
DTE Energy Co.
4.950% due 07/01/27 1,000 1,013
Edison International
5.750% due 06/15/27 424 431
4.125% due 03/15/28 221 220
Evergy Missouri West, Inc.
5.150% due 12/15/27 (Þ) 428 436
Evergy, Inc.
6.650% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.558%)(Ê) 293 301
FirstEnergy Corp.
Series B
3.900% due 07/15/27 363 362
2.250% due 09/01/30 233 211
Florida Power & Light Co.
5.050% due 04/01/28 425 436
ITC Holdings Corp.
4.950% due 09/22/27 (Þ) 599 606

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 241
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 1,240 1,232
National Fuel Gas Co.
3.950% due 09/15/27 610 608
National Rural Utilities Cooperative
Finance Corp.
3.950% due 12/10/27 1,080 1,082
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27 430 435
4.643% due 02/04/28 (SOFR +
0.800%)(Ê) 645 648
6.375% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.053%)(Ê) 331 342
4.800% due 12/01/77 (USD 3 Month
SOFR + 2.409%)(Ê) 265 262
NRG Energy, Inc.
4.450% due 06/15/29 (Þ) 576 573
Pacific Gas and Electric Co.
2.100% due 08/01/27 291 283
3.000% due 06/15/28 625 608
Sempra
3.250% due 06/15/27 334 331
3.400% due 02/01/28 276 273
Southern California Edison Co.
5.850% due 11/01/27 594 611
Southern Co. (The)
5.113% due 08/01/27 859 872
Sprint Capital Corp.
6.875% due 11/15/28 569 610
System Energy Resources, Inc.
6.000% due 04/15/28 581 603
T-Mobile USA, Inc.
4.950% due 03/15/28 1,075 1,095
2.625% due 02/15/29 638 611
Verizon Communications, Inc.
2.100% due 03/22/28 835 804
Vistra Operations Co. LLC
5.050% due 12/30/26 (Þ) 405 409
4.600% due 10/15/30 (Þ) 531 529
23,044
165,098
International Debt - 13.4%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
6.100% due 01/15/27 1,170 1,192
4.875% due 04/01/28 945 960
4.125% due 02/28/29 1,530 1,525
America Movil SAB de CV
3.625% due 04/22/29 649 635
Ares CLO, Ltd.
Series 2025-44A Class A1RR
4.802% due 04/15/34 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 1,025 1,026
Ashtead Capital, Inc.
4.000% due 05/01/28 (Þ) 500 496
Avolon Holdings Funding, Ltd.
5.750% due 03/01/29 (Þ) 80 83
BAE Systems PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 03/26/27 (Þ) 1,295 1,310
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 685 685
6.607% due 11/07/28 600 640
Bangkok Bank PCL
4.300% due 06/15/27 (Þ) 579 579
Bank of Montreal
5.266% due 12/11/26 1,300 1,316
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.432%)(Ê) 745 737
Bank of Nova Scotia (The)
4.750% due 02/02/26 1,450 1,450
4.404% due 09/08/28 (SOFR +
1.000%)(Ê) 1,455 1,464
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 575 609
Barclays PLC
5.088% due 06/20/30 (USD 3 Month
SOFR + 3.054%)(Ê) 590 601
Bardot CLO, Ltd.
Series 2025-2A Class ARR
4.649% due 10/22/32 (CME Term
SOFR 3 Month + 0.980%)(Ê)(Þ) 700 700
BAT Capital Corp.
3.462% due 09/06/29 775 756
3.557% due 08/15/27 725 720
Battery Park CLO, Ltd.
Series 2024-1A Class AR
5.072% due 07/15/36 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 100 100
BCRED MML CLO LLC
Series 2021-1A Class A
5.414% due 01/15/35 (CME Term
SOFR 3 Month + 1.742%)(Ê)(Þ) 200 200
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 573 599
BNP Paribas SA
5.335% due 06/12/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.500%)(Ê)(Þ) 1,500 1,538
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 647 613
Caisse d'Amortissement de la Dette
Sociale
3.750% due 05/24/28 (Þ) 500 499
Canadian Imperial Bank of Commerce
5.615% due 07/17/26 1,740 1,754
Canadian Natural Resources, Ltd.
3.850% due 06/01/27 603 602
Capital Power US Holdings, Inc.
5.257% due 06/01/28 (Þ) 429 437
Carlyle Global Market Strategies CLO,
Ltd.
Series 2021-9A Class AR
4.778% due 10/20/34 (CME Term
SOFR 3 Month + 1.110%)(Ê)(Þ) 1,040 1,041

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
242 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CarVal CLO, Ltd.
Series 2024-3A Class A1
5.058% due 10/20/37 (CME Term
SOFR 3 Month + 1.390%)(Ê)(Þ) 180 181
Cedar Funding CLO, Ltd.
Series 2020-12A Class ARR
4.868% due 01/25/38 (CME Term
SOFR 3 Month + 1.200%)(Ê)(Þ) 375 376
Celulosa Arauco y Constitucion SA
3.875% due 11/02/27 343 340
4.250% due 04/30/29 (Þ) 278 270
Cencosud SA
4.375% due 07/17/27 (Þ) 601 602
Cooperatieve Rabobank UA
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 700 697
Credit Agricole SA
4.631% due 09/11/28 (SOFR +
1.210%)(Ê)(Þ) 358 361
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.644%)(Ê)(Þ) 521 516
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 879 883
Deutsche Telekom International
Finance BV
4.375% due 06/21/28 (Þ) 599 603
Dryden Senior Loan Fund
Series 2018-55A Class A1
4.954% due 04/15/31 (CME Term
SOFR 3 Month + 1.282%)(Ê)(Þ) 38 38
Elmwood CLO, Ltd.
Series 2019-1A Class A1RR
5.188% due 04/20/37 (CME Term
SOFR 3 Month + 1.520%)(Ê)(Þ) 130 130
Enbridge, Inc.
4.600% due 06/20/28 480 487
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 581 599
Enel Finance International NV
3.625% due 05/25/27 (Þ) 450 448
3.500% due 04/06/28 (Þ) 444 438
Equinor ASA
3.000% due 04/06/27 475 471
4.250% due 06/02/28 1,530 1,545
Evergreen Credit Card Trust
Series 2025-CRT5 Class B
5.240% due 05/15/29 (Þ) 320 324
Fairfax Financial Holdings, Ltd.
4.625% due 04/29/30 317 319
Flutter Treasury DAC
6.375% due 04/29/29 (Þ) 510 526
Fresenius Medical Care US Finance
III, Inc.
3.750% due 06/15/29 (Þ) 618 606
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Gildan Activewear, Inc.
4.700% due 10/07/30 (Þ) 534 532
Honda Motor Co., Ltd.
2.534% due 03/10/27 355 350
HSBC Holdings PLC
5.597% due 05/17/28 (SOFR +
1.060%)(Ê) 200 204
Imperial Brands Finance PLC
6.125% due 07/27/27 (Þ) 340 350
3.875% due 07/26/29 (Þ) 256 252
ING Groep NV
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 270 270
InRetail Consumer
3.250% due 03/22/28 (Þ) 513 499
Intesa Sanpaolo SpA
3.875% due 07/14/27 (Þ) 606 605
LG Energy Solution, Ltd.
5.375% due 07/02/27 (Þ) 855 868
MEGlobal BV
4.250% due 11/03/26 (Þ) 260 260
MF1 Multifamily Housing Mortgage
Trust
Series 2021-FL7 Class A
4.870% due 10/16/36 (CME Term
SOFR 1 Month + 1.194%)(Ê)(Þ) 64 64
National Australia Bank, Ltd.
4.628% due 11/22/27 (Þ) 1,000 1,015
National Bank of Canada
4.166% due 01/20/29 (SOFR +
0.760%)(Ê) 650 651
Nokia Oyj
4.375% due 06/12/27 599 599
NTT Finance Corp.
4.567% due 07/16/27 (Þ) 1,160 1,170
nVent Finance SARL
4.550% due 04/15/28 534 537
Open Text Corp.
6.900% due 12/01/27 (Þ) 572 591
Promigas SA ESP / Gases del Pacifico
SAC
3.750% due 10/16/29 (Þ) 262 246
PTTEP Treasury Center Co., Ltd.
2.587% due 06/10/27 (Þ) 571 558
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 895 887
Royal Bank of Canada
1.200% due 04/27/26 1,800 1,789
4.498% due 08/06/29 (SOFR +
0.890%)(Ê) 790 798
6.750% due 08/24/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.815%)(Ê) 264 273
Series GMTN
4.522% due 10/18/28 (SOFR +
0.860%)(Ê) 1,020 1,030
Santander UK Group Holdings PLC
3.823% due 11/03/28 (USD 3 Month
SOFR + 1.400%)(Ê) 520 517

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 243
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Saudi Government International Bond
5.125% due 01/13/28 (Þ) 1,710 1,742
Societe Generale SA
4.750% due 09/14/28 (Þ) 602 609
Standard Chartered PLC
3.265% due 02/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.300%)(Ê)(Þ) 770 713
Sumitomo Mitsui Financial Group, Inc.
1.402% due 09/17/26 340 335
TELUS Corp.
3.700% due 09/15/27 440 437
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 138 137
Toronto-Dominion Bank (The)
4.109% due 10/13/28 1,515 1,518
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 693 726
Series MTN
4.693% due 09/15/27 835 845
TransCanada PipeLines, Ltd.
Series 10YR
4.250% due 05/15/28 434 436
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 484 492
Trillium Credit Card Trust
Series 2025-1A Class B
4.405% due 09/26/30 (Þ) 175 175
UBS Group AG
3.869% due 01/12/29 (USD 3 Month
SOFR + 1.410%)(Ê)(Þ) 647 644
UniCredit SpA
5.861% due 06/19/32 (USD ICE
Swap Rate NY 5 Year Rate +
3.703%)(Ê)(Þ) 275 280
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 272 292
Unilever Capital Corp.
3.500% due 03/22/28 650 646
UPM-Kymmene Oyj
7.450% due 11/26/27 (Þ) 503 531
Vale Overseas, Ltd.
3.750% due 07/08/30 654 632
Var Energi ASA
5.875% due 05/22/30 (Þ) 847 881
Videotron, Ltd.
3.625% due 06/15/29 (Þ) 348 340
Westpac New Zealand, Ltd.
4.127% due 01/29/29 (Þ) 700 702
Woori Bank
6.375% due 07/24/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.277%)(Ê)(Þ) 461 480
Yamana Gold, Inc.
4.625% due 12/15/27 318 320
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yara International ASA
4.750% due 06/01/28 (Þ) 593 599
Zais CLO, Ltd.
Series 2024-13A Class A1AR
4.972% due 07/15/32 (CME Term
SOFR 3 Month + 1.300%)(Ê)(Þ) 47 47
65,101
Mortgage-Backed Securities - 11.5%
Angel Oak Mortgage Trust
Series 2025-10 Class A1
4.960% due 09/25/70 (~)(Ê)(Þ) 235 235
Arbor Multifamily Mortgage Securities
Trust
Series 2021-MF3 Class A2
2.213% due 10/15/54 (Þ) 345 338
Bank Commercial Mortgage Pass-
Through Certificates
Series 2019-BN22 Class ASB
2.897% due 11/15/62 87 85
Series 2019-BN24 Class ASB
2.929% due 11/15/62 110 108
Series 2025-5YR17 Class A3
5.225% due 11/15/58 505 521
Barclays Commercial Mortgage Trust
Series 2020-C8 Class ASB
1.867% due 10/15/53 55 52
Series 2022-C14 Class ASB
2.901% due 02/15/55 700 669
Series 2025-5C37 Class A3
5.015% due 09/15/58 543 555
Barclays Mortgage Loan Trust
Series 2024-NQM4 Class A1
4.794% due 12/26/64 (~)(Ê)(Þ) 1,703 1,702
Benchmark Mortgage Trust
Series 2019-B15 Class AAB
2.859% due 12/15/72 115 112
Series 2021-B27 Class XA
Interest Only STRIPS
1.232% due 07/15/54 (~)(Ê) 4,034 170
Series 2025-V17 Class A3
5.075% due 09/15/58 615 630
Series 2025-V18 Class A3
5.184% due 10/15/58 290 299
BMO Mortgage Trust
Series 2025-5C12 Class A3
5.180% due 10/15/58 585 601
BOCA Commercial Mortgage Trust
Series 2025-BOCA Class A
5.280% due 12/15/42 (CME Term
SOFR 1 Month + 1.600%)(Ê)(Þ) 780 784
BRAVO Residential Funding Trust
Series 2025-NQM9 Class A1
5.043% due 09/25/65 (~)(Ê)(Þ) 1,797 1,806
BX Commercial Mortgage Trust
Series 2022-LBA6 Class A
4.680% due 01/15/39 (CME Term
SOFR 1 Month + 1.000%)(Ê)(Þ) 250 249
Citigroup Commercial Mortgage Trust
Series 2016-P4 Class A3

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
244 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.646% due 07/10/49 840 836
Series 2019-GC41 Class AAB
2.720% due 08/10/56 109 106
COLT Mortgage Loan Trust
Series 2024-INV3 Class A1
5.443% due 09/25/69 (~)(Ê)(Þ) 550 553
Series 2025-10 Class A1
5.088% due 10/25/70 (~)(Ê)(Þ) 351 353
Series 2025-11 Class A1
5.053% due 11/25/70 (~)(Ê)(Þ) 1,447 1,454
Connecticut Avenue Securities Trust
Series 2021-R03 Class 1M2
5.347% due 12/25/41 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 185 186
Series 2024-R02 Class 1M2
5.497% due 02/25/44 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 230 232
Series 2025-R03 Class 2M2
5.947% due 03/25/45 (SOFR 30 Day
Average + 2.250%)(Ê)(Þ) 100 101
Cross Mortgage Trust
Series 2023-H2 Class A1A
7.135% due 11/25/68 (~)(Ê)(Þ) 160 162
CSAIL Commercial Mortgage Trust
Series 2020-C19 Class A1
1.296% due 03/15/53 17 17
DBC Mortgage Trust
Series 2025-DBC Class A
5.031% due 11/15/42 (CME Term
SOFR 1 Month + 1.350%)(Ê)(Þ) 760 761
ELM Trust
Series 2024-ELM Class A15
5.994% due 06/10/39 (~)(Ê)(Þ) 450 452
Series 2024-ELM Class B15
6.195% due 06/10/39 (~)(Ê)(Þ) 100 101
Fannie Mae
3.000% due 2033 295 288
3.500% due 2033 201 198
2.500% due 2036 315 306
4.878% due 2053 (SOFR 30 Day
Average + 2.339%)(Ê) 226 230
5.298% due 2055 (SOFR 30 Day
Average + 2.310%)(Ê) 204 208
Fannie Mae REMICS
Series 2007-73 Class A1
4.049% due 07/25/37 (SOFR 30 Day
Average + 0.174%)(Ê) 5 5
Series 2024-25 Class AD
5.000% due 03/25/44 726 730
Series 2024-90 Class B
5.000% due 07/25/51 317 318
Series 2025-61 Class DA
4.500% due 09/25/51 1,278 1,278
Series 2025-102 Class FA
4.747% due 12/25/55 (SOFR 30 Day
Average + 1.050%)(Ê) 476 479
Series 2025-102 Class FD
4.747% due 12/25/55 (SOFR 30 Day
Average + 1.050%)(Ê) 544 547
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Freddie Mac
5.000% due 2041 754 763
Freddie Mac REMICS
Series 2020-5050 Class YA
1.000% due 01/15/46 105 99
Series 2024-5487 Class EA
5.000% due 12/25/51 1,776 1,787
Series 2024-5488 Class HA
5.000% due 01/25/52 752 756
Series 2025-5549 Class AF
5.197% due 06/25/55 (SOFR 30 Day
Average + 1.500%)(Ê) 840 852
Series 2025-5572 Class GB
4.500% due 09/25/37 1,283 1,284
Series 2025-5582 Class LA
4.500% due 08/25/52 1,432 1,431
Series 2025-5585 Class EC
4.500% due 09/25/54 1,659 1,660
Series 2025-5588 Class BA
4.500% due 11/25/52 1,553 1,552
Freddie Mac STACR REMIC Trust
Series 2021-DNA6 Class M2
5.197% due 10/25/41 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 297 298
Series 2022-DNA2 Class M1A
4.997% due 02/25/42 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 11 11
Series 2022-DNA2 Class M1B
6.097% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 300 304
FRESB Mortgage Trust
Series 2018-SB52 Class A10F
3.448% due 06/25/28 (~)(Ê) 142 140
Series 2018-SB53 Class A10F
3.608% due 06/25/28 (~)(Ê) 215 213
Series 2018-SB54 Class A10F
3.520% due 05/25/28 (~)(Ê) 18 18
GCAT Trust
Series 2025-NQM6 Class A1
0.000% due 10/25/70 (~)(Ê)(Þ) 1,051 1,053
Government National Mortgage
Association
Series 2015-52 Class EA
2.000% due 01/16/43 241 232
Series 2022-174 Class AG
3.000% due 07/20/44 299 289
GS Mortgage-Backed Securities Trust
Series 2025-NQM5 Class A1
5.013% due 07/25/65 (~)(Ê)(Þ) 946 950
Series 2025-PJ4 Class A5
5.500% due 09/25/55 (~)(Ê)(Þ) 629 632
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2017-JP5 Class ASB
3.549% due 03/15/50 113 112
Series 2017-JP7 Class A3
3.379% due 09/15/50 24 24
Series 2019-COR6 Class ASB
2.982% due 11/13/52 80 78

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Mortgage Trust
Series 2024-6 Class A11
4.947% due 12/25/54 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 353 354
Series 2024-11 Class A11
4.947% due 04/25/55 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 360 362
Series 2024-CCM1 Class A4A
5.500% due 04/25/55 (~)(Ê)(Þ) 1,150 1,150
Series 2025-3 Class A1A
5.607% due 09/25/55 (~)(Ê)(Þ) 863 870
Series 2025-5MPR Class A1D
5.500% due 11/25/55 (~)(Ê)(Þ) 535 536
Series 2025-7MPR Class A1D
5.324% due 02/25/56 (~)(Ê)(Þ) 412 414
Series 2025-12MPR Class A1D
5.055% due 06/25/56 (~)(Ê)(Þ) 849 848
Series 2025-NQM4 Class A1
4.954% due 03/25/66 (~)(Ê)(Þ) 628 629
MFA Trust
Series 2025-NQM4 Class A1
5.229% due 08/25/70 (~)(Ê)(Þ) 1,414 1,425
Series 2025-NQM5 Class A1
5.186% due 11/25/70 (~)(Ê)(Þ) 400 403
Mill City Mortgage Loan Trust
Series 2019-1 Class A1
3.250% due 10/25/69 (~)(Ê)(Þ) 103 101
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2025-C35 Class A1
4.609% due 08/15/58 142 143
NYC Commercial Mortgage Trust
Series 2025-3BP Class A
4.893% due 02/15/42 (CME Term
SOFR 1 Month + 1.213%)(Ê)(Þ) 730 730
OBX Trust
Series 2025-NQM1 Class A1LC
5.018% due 11/25/65 (~)(Ê)(Þ) 530 531
Series 2025-NQM19 Class A1
4.869% due 10/25/65 (~)(Ê)(Þ) 447 448
Series 2025-NQM20 Class A1
5.021% due 10/25/65 (~)(Ê)(Þ) 1,556 1,565
PMT Loan Trust
Series 2025-J3 Class A8
5.500% due 11/27/56 (~)(Ê)(Þ) 729 734
Series 2026-J1 Class A25
4.853% due 01/25/57 (SOFR 30 Day
Average + 1.150%)(Ê)(Þ) 855 855
PRPM LLC
Series 2024-RCF1 Class A1
4.000% due 01/25/54 (~)(Ê)(Þ) 556 550
Series 2025-RCF1 Class A1
4.500% due 02/25/55 (~)(Ê)(Þ) 493 495
Series 2025-RCF5 Class A1
4.839% due 10/25/55 (~)(Ê)(Þ) 458 466
PRPM Trust
Series 2025-RCF1 Class A1
4.845% due 01/25/56 (~)(Ê)(Þ) 175 176
Radian Mortgage Capital Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2025-J4 Class A25
5.247% due 03/25/56 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 908 913
Rate Mortgage Trust
Series 2024-J1 Class J7
6.000% due 07/25/54 (~)(Ê)(Þ) 14 14
Series 2024-J4 Class A5
5.500% due 12/25/54 (~)(Ê)(Þ) 1,350 1,359
Sequoia Mortgage Trust
Series 2024-INV1 Class A6
5.500% due 10/25/54 (~)(Ê)(Þ) 1,550 1,556
Series 2025-4 Class A5
5.500% due 04/25/55 (~)(Ê)(Þ) 869 872
Towd Point Mortgage Trust
Series 2021-SJ1 Class A1
2.250% due 07/25/68 (~)(Ê)(Þ) 417 406
Series 2021-SJ2 Class A1A
2.250% due 12/25/61 (~)(Ê)(Þ) 138 135
Verus Securitization Trust
Series 2025-9 Class A1
4.935% due 10/27/70 (~)(Ê)(Þ) 537 539
Series 2025-11 Class A1
4.914% due 11/25/70 (~)(Ê)(Þ) 1,440 1,445
Series 2026-1 Class A1LC
5.020% due 01/25/71 (~)(Ê)(Þ) 240 240
Wells Fargo Commercial Mortgage
Trust
Series 2016-C35 Class A3
2.674% due 07/15/48 538 536
Series 2019-C52 Class ASB
2.833% due 08/15/52 63 62
Series 2020-C55 Class ASB
2.651% due 02/15/53 51 49
Series 2025-5C6 Class A3
5.186% due 10/15/58 560 576
55,842
Municipal Bonds - 0.5%
City of Philadelphia Redevelopment
Authority Revenue Bonds
4.518% due 09/01/27 470 474
County of Miami-Dade Seaport
Department Revenue Bonds
1.522% due 10/01/27 (µ) 345 332
Pennsylvania Higher Educational
Facilities Authority Revenue Bonds
4.861% due 11/01/26 (µ) 605 609
Taxable Municipal Funding Trust
Revenue Bonds
3.970% due 09/01/30 (µ)(~)(Ê)(Þ) 110 110
Wisconsin Housing and Economic
Development Authority Home
Ownership Revenue Bonds
3.730% due 09/01/37 (~)(Ê) 670 670
2,195
United States Government Agencies - 2.2%
Federal Farm Credit Banks Funding
Corp.
3.880% due 03/23/28 825 824
3.950% due 09/25/28 600 598
3.970% due 11/28/28 700 698
3.740% due 01/22/29 605 604

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
246 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 06/01/29 1,934 1,923
4.000% due 12/26/29 500 496
4.720% due 05/28/30 2,275 2,276
Federal Home Loan Bank
4.550% due 05/06/30 2,000 1,999
Federal Home Loan Mortgage Corp.
4.550% due 02/11/28 1,200 1,200
10,618
United States Government Treasuries - 13.5%
United States Treasury Notes
3.250% due 06/30/27 715 712
3.125% due 08/31/27 4,050 4,025
3.375% due 09/15/27 23,395 23,337
0.500% due 10/31/27 2,900 2,753
4.250% due 02/15/28 4,570 4,633
3.625% due 05/31/28 10,095 10,108
2.875% due 08/15/28 3,030 2,979
1.500% due 11/30/28 2,800 2,643
4.375% due 11/30/28 7,510 7,664
3.500% due 01/15/29 3,990 3,979
3.625% due 08/31/30 2,465 2,449
65,282
Total Long-Term Fixed
Income Investments
(cost $442,748) 445,218
Short-Term Investments - 7.4%
Banco Santander SA
3.792% due 05/04/26 (Þ)(ž) 850 842
Cabot Trail Funding LLC
3.798% due 06/03/26 (Þ)(ž) 600 592
3.730% due 08/04/26 (ž) 600 589
Cooperatieve Rabobank UA
3.759% due 05/18/26 (ž) 600 593
LMA-Americas LLC
3.788% due 07/06/26 (Þ)(ž) 600 590
Skandinaviska Enskilda Banken AB
Series GLOB
3.736% due 05/06/26 (Þ)(ž) 500 495
3.759% due 06/15/26 (Þ)(ž) 280 276
Sumitomo Mitsui Trust Bank, Ltd.
3.784% due 04/27/26 (ž) 600 594
Toronto-Dominion Bank (The)
3.793% due 02/10/26 (ç)(Þ)(ž) 370 370
Toyota Credit de Puerto Rico Corp.
3.841% due 04/07/26 (ž) 600 596
U.S. Cash Management Fund(@) 30,151,796 (∞) 30,146
United States Treasury Bills
3.334% due 03/17/26 (ž) 75 75
Total Short-Term Investments
(cost $35,756) 35,758
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 99.3%
(identified cost $478,504) 480,976
Other Assets and Liabilities,
Net - 0.7%
3,586
Net Assets - 100.0%
484,562

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 247
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
29.3%
7-Eleven, Inc. 12/19/25 403,000 94.59 381
381
Aircastle, Ltd. 09/14/23 625,000 94.63 591
608
Alaska Airlines Pass-Through Trust 11/17/23 392,198 97.99 384
394
AMSR Trust 06/07/24 2,615,168 92.45 2,418
2,576
AMSR Trust 10/29/24 150,000 95.93 144
148
AMSR Trust 11/13/25 143,319 97.74 140
141
Angel Oak Mortgage Trust 10/06/25 234,592 100.00 235
235
Antero Resources Corp. 09/05/25 381,000 101.01 385
386
Arbor Multifamily Mortgage Securities Trust 09/27/21 345,000 102.64 354
338
Ares CLO, Ltd. 07/30/25 1,025,000 100.00 1,025
1,026
ARI Fleet Lease Trust 01/09/26 275,000 99.99 275
275
Ashtead Capital, Inc. 12/19/25 500,000 99.11 496
496
Atlas Warehouse Lending Co., LP 12/10/25 1,000,000 100.11 1,001
1,005
AutoNation Finance Trust 05/13/25 475,000 100.22 476
479
Aviation Capital Group LLC 11/04/25 626,000 98.45 616
618
Avis Budget Rental Car Funding AESOP LLC 09/25/25 1,280,000 99.40 1,272
1,269
Avolon Holdings Funding, Ltd. 12/24/25 80,000 103.31 83
83
BAE Systems PLC 03/19/24 1,295,000 100.24 1,298
1,310
Banco Santander SA 01/16/26 850,000 99.04 842
842
Bangkok Bank PCL 05/14/25 579,000 99.26 575
579
Barclays Mortgage Loan Trust 04/01/25 1,702,838 98.92 1,684
1,702
Bardot CLO, Ltd. 10/07/25 699,890 100.09 701
700
Battery Park CLO, Ltd. 10/31/24 100,000 100.23 100
100
BCRED MML CLO LLC 11/10/21 200,000 100.00 200
200
Bimbo Bakeries USA, Inc. 05/14/25 573,000 102.73 589
599
BMW US Capital LLC 01/09/26 600,000 100.80 605
605
BNP Paribas SA 05/14/25 647,000 92.48 598
613
BNP Paribas SA 12/19/25 1,500,000 102.57 1,539
1,538
BOCA Commercial Mortgage Trust 12/04/25 780,000 100.00 780
784
Booz Allen Hamilton, Inc. 05/14/25 370,000 95.72 354
363
BRAVO Residential Funding Trust 09/29/25 1,797,262 100.14 1,800
1,806
BX Commercial Mortgage Trust 11/12/24 250,000 99.65 249
249
Cabot Trail Funding LLC 12/11/25 600,000 98.71 592
592
Caisse d'Amortissement de la Dette Sociale 10/27/25 500,000 99.98 500
499
Capital Power US Holdings, Inc. 12/19/25 429,000 101.97 437
437
Carlyle Global Market Strategies CLO, Ltd. 07/18/25 1,040,000 100.00 1,040
1,041
Carnival Corp. 05/14/25 1,200,000 98.05 1,177
1,188
CarVal CLO, Ltd. 08/14/24 180,000 100.00 180
181
Cedar Funding CLO, Ltd. 02/13/25 375,000 100.00 375
376
Celulosa Arauco y Constitucion SA 05/14/25 278,000 95.66 266
270
Cencosud SA 08/14/23 601,000 97.96 589
602
COLT Mortgage Loan Trust 08/12/24 549,542 99.99 550
553
COLT Mortgage Loan Trust 09/25/25 351,184 100.00 351
353
COLT Mortgage Loan Trust 11/05/25 1,446,511 100.17 1,449
1,454
Columbia Pipelines Holding Co. LLC 09/14/23 565,000 100.32 567
588
Connecticut Avenue Securities Trust 11/13/24 185,000 100.65 186
186
Connecticut Avenue Securities Trust 01/15/25 230,000 101.08 232
232
Connecticut Avenue Securities Trust 09/30/25 100,000 101.60 102
101
Cooperatieve Rabobank UA 04/05/22 700,000 99.61 697
697
Corebridge Global Funding 07/02/25 380,000 101.26 385
386
CoreVest American Finance Trust 06/23/25 360,876 100.31 362
363
CoreVest American Finance Trust 01/12/26 546,646 98.53 539
538
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 09/05/25 490,000 102.81 504
503
Credit Acceptance Auto Loan Trust 03/18/25 700,000 100.00 700
702
Credit Agricole SA 01/22/24 521,000 94.30 491
516
Credit Agricole SA 12/22/25 358,000 100.76 361
361
Cross Mortgage Trust 01/08/25 159,996 101.83 163
162
DBC Mortgage Trust 10/20/25 760,000 100.02 760
761
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 04/09/25 1,008,333 99.50 1,003
1,016
Deutsche Telekom International Finance BV 12/02/25 599,000 100.59 603
603
DLLAA LLC 01/14/25 420,000 100.41 422
427
Dryden Senior Loan Fund 07/26/21 38,383 100.00 38
38
ELM Trust 11/01/24 450,000 101.02 455
452
ELM Trust 06/10/25 100,000 100.50 101
101
Elmwood CLO, Ltd. 02/01/24 130,000 100.00 130
130
Enel Finance International NV 04/29/24 444,000 95.84 426
438
Enel Finance International NV 07/09/25 450,000 99.25 447
448

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
248 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Equitable America Global Funding 06/02/25 645,000 100.28 647
652
ERAC USA Finance LLC 04/26/23 290,000 99.82 289
294
Evergreen Credit Card Trust 01/08/25 320,000 100.00 320
324
Evergy Missouri West, Inc. 12/02/25 428,000 101.66 435
436
Fedex Freight Holding Co., Inc. 01/27/26 910,000 99.87 909
911
FirstKey Homes Trust 05/06/24 1,968,187 97.76 1,924
1,964
Flutter Treasury DAC 11/05/25 510,000 103.02 525
526
Freddie Mac STACR REMIC Trust 02/07/22 10,981 100.00 11
11
Freddie Mac STACR REMIC Trust 02/07/22 300,000 101.91 306
304
Freddie Mac STACR REMIC Trust 12/27/24 296,860 100.47 298
298
Fresenius Medical Care US Finance III, Inc. 08/13/24 618,000 95.50 590
606
Gartner, Inc. 05/14/25 408,000 95.05 388
394
GCAT Trust 10/16/25 1,050,696 99.93 1,050
1,053
Georgia-Pacific LLC 05/28/25 905,000 100.29 908
914
Gildan Activewear, Inc. 12/19/25 534,000 99.67 532
532
Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP 12/19/25 675,000 97.74 660
657
Gray Oak Pipeline LLC 10/16/25 617,000 99.07 611
609
GS Mortgage-Backed Securities Trust 04/16/25 629,048 99.70 627
632
GS Mortgage-Backed Securities Trust 10/28/25 946,336 100.00 946
950
Hertz Vehicle Financing LLC 05/27/22 300,000 96.53 290
295
Hertz Vehicle Financing LLC 12/26/23 975,000 102.39 998
1,022
Hertz Vehicle Financing LLC 02/06/24 1,215,000 96.06 1,167
1,190
Hertz Vehicle Financing LLC 03/05/25 845,000 99.99 845
857
Hertz Vehicle Financing LLC 09/10/25 210,000 99.42 209
209
Hertz Vehicle Financing LLC 11/25/25 1,190,000 99.97 1,190
1,200
Hertz Vehicle Financing LLC 11/25/25 1,175,000 99.98 1,175
1,181
Hilton Grand Vacations Trust 06/02/20 64,228 100.00 64
63
Hilton Grand Vacations Trust 06/10/25 522,235 99.97 522
524
HINNT LLC 03/19/24 103,255 99.98 103
105
Home Partners of America Trust 02/13/24 892,562 86.85 775
822
Home Partners of America Trust 01/30/25 888,375 96.39 856
865
Hyundai Auto Lease Securitization Trust 01/12/26 300,000 100.00 300
300
Hyundai Capital America 06/17/25 785,000 100.13 786
793
Hyundai Floorplan Master Owner Trust 10/28/25 885,000 99.99 885
885
Imperial Brands Finance PLC 05/14/25 256,000 96.32 247
252
Imperial Brands Finance PLC 08/04/25 340,000 102.55 349
350
InRetail Consumer 02/14/24 513,000 93.92 482
499
International Flavors & Fragrances, Inc. 08/04/25 925,000 96.01 888
890
Intesa Sanpaolo SpA 11/04/25 606,000 99.51 603
605
Invitation Homes Trust 08/16/24 169,575 96.23 163
167
ITC Holdings Corp. 05/14/25 599,000 100.63 603
606
JPMorgan Mortgage Trust 11/13/24 1,149,592 98.66 1,134
1,150
JPMorgan Mortgage Trust 04/15/25 863,167 99.99 863
870
JPMorgan Mortgage Trust 05/28/25 534,605 99.23 531
536
JPMorgan Mortgage Trust 08/19/25 412,308 99.72 411
414
JPMorgan Mortgage Trust 10/24/25 627,517 99.96 627
629
JPMorgan Mortgage Trust 12/09/25 360,163 100.05 360
362
JPMorgan Mortgage Trust 12/09/25 352,625 100.05 353
354
JPMorgan Mortgage Trust 12/19/25 849,489 99.62 846
848
LG Energy Solution, Ltd. 12/19/25 855,000 101.49 868
868
LMA-Americas LLC 01/12/26 600,000 98.39 590
590
LPL Holdings, Inc. 10/09/24 621,000 96.34 598
612
Mars, Inc. 03/05/25 860,000 100.44 864
871
MEGlobal BV 08/23/23 260,000 98.94 257
260
Merchants Fleet Funding LLC 06/11/24 207,768 99.99 208
209
MF1 Multifamily Housing Mortgage Trust 09/10/21 63,858 100.00 64
64
MFA Trust 09/26/25 1,414,208 100.00 1,414
1,425
MFA Trust 12/05/25 400,433 100.00 400
403
Midwest Connector Capital Co. LLC 05/14/25 344,000 98.27 338
344
Mill City Mortgage Loan Trust 01/29/25 103,173 96.76 100
101
Monongahela Power Co. 12/12/23 1,240,000 98.64 1,223
1,232
MSCI, Inc. 05/14/25 276,000 95.83 264
270
Mutual of Omaha Cos. Global Funding 06/04/25 900,000 100.34 903
908
Mutual of Omaha Cos. Global Funding 01/12/26 530,000 101.47 538
538
MVW LLC 11/19/24 56,461 94.30 53
54
National Australia Bank, Ltd. 12/17/25 1,000,000 101.53 1,015
1,015
Navient Private Education Refi Loan Trust 01/27/23 223,633 97.31 218
220
Navient Private Education Refi Loan Trust 11/22/24 317,963 89.70 285
292

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 249
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Navient Private Education Refi Loan Trust 03/24/25 30,556 91.70 28
29
Navient Private Education Refi Loan Trust 03/26/25 183,101 88.59 162
166
Nelnet Student Loan Trust 07/01/25 280,132 93.63 262
265
Nestle Holdings, Inc. 02/29/24 1,500,000 100.03 1,501
1,502
News Corp. 05/14/25 357,000 94.81 338
348
NextGear Floorplan Master Owner Trust 11/22/24 856,000 99.22 849
862
Nissan Master Owner Trust Receivables 11/04/24 235,000 100.63 236
238
NRG Energy, Inc. 12/05/24 576,000 97.56 562
573
NTT Finance Corp. 07/09/25 1,160,000 100.13 1,162
1,170
NYC Commercial Mortgage Trust 02/05/25 730,000 99.76 728
730
OBX Trust 10/17/25 446,560 100.00 447
448
OBX Trust 10/30/25 1,556,252 100.15 1,559
1,565
OBX Trust 01/08/26 530,000 100.00 530
531
Open Text Corp. 08/13/24 572,000 102.67 587
591
PFS Financing Corp. 12/17/25 880,000 101.75 895
892
PFS Financing Corp. 12/29/25 350,000 101.01 354
352
PFS Financing Corp. 12/29/25 530,000 101.10 536
534
PMT Loan Trust 10/03/25 729,261 100.24 731
734
PMT Loan Trust 01/15/26 855,000 99.97 855
855
Progress Residential Trust 02/29/24 171,559 92.38 158
170
Progress Residential Trust 07/28/25 2,325,000 98.64 2,293
2,299
Progress Residential Trust 11/19/25 835,000 97.07 811
816
Progress Residential Trust 12/19/25 583,726 95.45 557
555
Progress Residential Trust 01/08/26 400,000 96.47 386
385
Promigas SA ESP / Gases del Pacifico SAC 12/22/25 262,000 94.34 247
246
PRPM LLC 01/07/25 556,359 97.38 542
550
PRPM LLC 02/03/25 493,224 97.92 483
495
PRPM LLC 10/14/25 457,960 100.00 458
466
PRPM Trust 01/22/26 175,000 100.00 175
176
PTTEP Treasury Center Co., Ltd. 02/10/25 571,000 96.95 554
558
Radian Mortgage Capital Trust 01/15/26 907,688 100.61 913
913
Rate Mortgage Trust 06/28/24 14,000 99.47 14
14
Rate Mortgage Trust 11/14/24 1,350,220 98.88 1,335
1,359
RCKT Mortgage Trust 11/12/24 711,148 99.42 707
717
RCKT Mortgage Trust 11/19/24 159,030 100.66 160
159
RCKT Mortgage Trust 12/03/24 144,483 100.44 145
146
RCKT Mortgage Trust 01/17/25 709,600 99.98 709
717
RCKT Mortgage Trust 02/26/25 669,037 99.99 669
676
RCKT Mortgage Trust 07/17/25 265,084 99.99 265
267
RCKT Mortgage Trust 07/17/25 132,542 99.99 133
133
RCKT Mortgage Trust 08/14/25 161,349 100.00 161
162
RCKT Mortgage Trust 10/17/25 649,180 100.00 649
649
RCKT Mortgage Trust 11/19/25 1,255,081 99.69 1,251
1,258
RCKT Mortgage Trust 01/23/26 150,195 100.31 151
151
Reliance Industries, Ltd. 12/19/25 895,000 99.24 888
887
Royal Caribbean Cruises, Ltd. 12/22/25 520,000 101.78 529
531
Saudi Government International Bond 01/06/25 1,710,000 101.18 1,730
1,742
Sealed Air Corp. 09/15/21 345,000 100.00 345
339
Sequoia Mortgage Trust 11/15/24 1,549,558 99.22 1,537
1,556
Sequoia Mortgage Trust 04/16/25 869,314 99.73 867
872
Sierra Timeshare Receivables Funding LLC 07/14/25 256,295 100.00 256
258
Sierra Timeshare Receivables Funding LLC 10/06/25 511,684 99.99 512
508
Signal Rail I LLC 12/19/25 658,106 94.00 619
622
Skandinaviska Enskilda Banken AB 08/08/25 500,000 98.94 495
495
Skandinaviska Enskilda Banken AB 09/16/25 280,000 98.57 276
276
SMB Private Education Loan Trust 05/12/23 182,873 100.00 183
186
SMB Private Education Loan Trust 03/07/24 177,021 99.97 177
181
SMB Private Education Loan Trust 06/17/25 46,508 93.27 43
44
Societe Generale SA 12/02/25 602,000 100.98 608
609
Standard Chartered PLC 12/19/25 770,000 92.92 715
713
STAR Trust 07/06/23 934,730 99.68 932
935
STAR Trust 09/18/24 2,205,122 100.01 2,205
2,213
Stellantis Financial Underwritten Enhanced Lease Trust 08/12/25 235,000 100.00 235
236
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 110,000 100.00 110
110
Tesla Sustainable Energy Trust 11/01/24 464,843 100.00 465
467
Toronto-Dominion Bank (The) 08/08/25 370,000 99.89 370
370
Towd Point Mortgage Trust 11/18/21 416,724 98.95 412
406
Towd Point Mortgage Trust 12/15/21 138,318 96.31 133
135

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
250 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Towd Point Mortgage Trust 01/09/26 1,840,000 100.04 1,841
1,843
Towd Point Mortgage Trust 01/20/26 1,565,000 100.00 1,565
1,568
Transportadora de Gas Internacional SA ESP 01/22/24 484,000 98.59 477
492
Tricon American Homes Trust 01/12/24 2,210,490 92.80 2,051
2,108
Tricon Residential Trust 12/18/25 205,683 100.54 207
206
Tricon Residential Trust 01/21/26 940,000 100.00 940
940
Tricon Residential Trust 01/28/26 200,000 99.59 199
199
Trillium Credit Card Trust 10/06/25 175,000 100.00 175
175
Trinity Rail Leasing 2021 LLC 01/07/26 141,028 100.81 142
142
Trinity Rail Leasing 2021 LLC 01/22/26 223,911 94.79 212
213
UBS Group AG 12/22/25 647,000 99.41 643
644
UniCredit SpA 05/14/25 272,000 103.92 283
292
UniCredit SpA 11/04/25 275,000 101.65 280
280
UPM-Kymmene Oyj 12/19/25 503,000 105.73 532
531
USB Auto Owner Trust 06/10/25 205,000 100.00 205
208
USB Auto Owner Trust 06/10/25 65,000 99.97 65
66
USB Auto Owner Trust 06/10/25 185,000 99.98 185
187
Var Energi ASA 12/19/25 847,000 103.99 881
881
Vertiv Group Corp. 10/16/25 595,000 98.39 585
586
Verus Securitization Trust 10/03/25 537,313 100.00 537
539
Verus Securitization Trust 11/07/25 1,439,721 100.03 1,440
1,445
Verus Securitization Trust 01/09/26 240,000 100.00 240
240
VICI Properties, LP / VICI Note Co., Inc. 05/14/25 284,000 95.99 273
279
Videotron, Ltd. 12/05/24 348,000 95.46 332
340
Vistra Operations Co. LLC 11/19/24 405,000 100.18 406
409
Vistra Operations Co. LLC 12/19/25 531,000 99.90 530
529
Western Funding Auto Loan Trust 07/18/25 305,000 99.98 305
305
Western Funding Auto Loan Trust 07/18/25 690,000 99.98 690
696
Westlake Automobile Receivables Trust 05/20/25 185,000 99.98 185
187
Westlake Automobile Receivables Trust 05/20/25 200,000 99.99 200
202
Westpac New Zealand, Ltd. 01/22/26 700,000 100.00 700
702
Wheels Fleet Lease Funding 1 LLC 10/28/25 1,000,000 99.99 1,000
1,002
WMG Acquisition Corp. 05/14/25 376,000 93.58 352
362
Woori Bank 12/22/25 461,000 104.23 481
480
Yara International ASA 08/14/23 593,000 97.16 576
599
Zais CLO, Ltd. 08/07/24 46,908 100.00 47 47
141,970
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Commonwealth 10 Year Treasury Bond Futures 186 AUD 20,302 03/26
(10)
Euro Currency Futures 40 USD 5,947 03/26
69
Long Gilt Futures 41 GBP 3,725 03/26
(12)
New Zealand Dollar Currency Futures 73 USD 4,411 03/26
177
Norwegian Krone Currency Futures 10 USD 2,081 03/26
112
United States 2 Year Treasury Note Futures 271 USD 56,501 03/26
(89)
United States 5 Year Treasury Note Futures 136 USD 14,814 03/26 (91)
Short Positions
Euro-Bund Futures 50 EUR 6,409 03/26
11
Japanese 10 Year Government Bond Futures 11 JPY 1,447,710 03/26
124
Japanese Yen Currency Futures 10 USD 812 03/26
(5)
Swedish Krona Currency Futures 9 USD 2,030 03/26
(89)
Swiss Franc Currency Futures 40 USD 6,508 03/26
(198)
United States 2 Year Treasury Note Futures 49 USD 10,216 03/26
17
United States 10 Year Treasury Note Futures 35 USD 3,914 03/26
27

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 251
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
United States Treasury Ultra Bond Futures 3 USD 352 03/26 2
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 45
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA High Yield Index Goldman Sachs USD 5,173 5.000%
(2)
12/20/30 381 90 471
Total Open Credit Indices - Sell Protection Contracts 381 90 471
Total Open Credit Default Swap Contracts (å) 381 90 471
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 81,082 $ —
$ —
$ 81,082
Corporate Bonds and Notes — 165,098 —
—
165,098
International Debt — 65,101 —
—
65,101
Mortgage-Backed Securities — 55,842 —
—
55,842
Municipal Bonds — 2,195 —
—
2,195
United States Government Agencies — 10,618 —
—
10,618
United States Government Treasuries — 65,282 —
—
65,282
Short-Term Investments — 5,61 2 — 30,14 6 35,758
Total Investments
— 450,83 0 — 30,14 6 480,976
Other Financial Instruments
Assets
Futures Contracts 53 9 — — — 53 9
Credit Default Swap Contracts — 471 — — 471
Liabilities
Futures Contracts (49 4 ) — — — (49 4 )
Total Other Financial Instruments
*
$ 4 5 $ 471 $ — $ — $ 51 6

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
252 Short Duration Bond Fund
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
1,015 0 .2
Brazil ..................................................................................................
1,231 0 .3
Canada ................................................................................................
20,929 4 .3
Cayman Islands ..................................................................................
3,903 0 .8
Chile ...................................................................................................
1,212 0 .2
Colombia ............................................................................................
738 0 .2
Finland ...............................................................................................
1,131 0 .2
France .................................................................................................
4,136 0 .9
Germany .............................................................................................
2,091 0 .4
India ...................................................................................................
887 0 .2
Ireland ................................................................................................
4,284 0 .9
Israel ...................................................................................................
137
— **
Italy ....................................................................................................
2,062 0 .4
Japan ..................................................................................................
2,449 0 .5
Kuwait ................................................................................................
260 0 .1
Mexico ...............................................................................................
1,234 0 .3
Netherlands ........................................................................................
1,561 0 .3
New Zealand ......................................................................................
702 0 .1
Norway ...............................................................................................
2,898 0 .6
Peru ....................................................................................................
499 0 .1
Saudi Arabia .......................................................................................
1,742 0 .4
South Korea .......................................................................................
1,348 0 .3
Spain ..................................................................................................
2,167 0 .4
Sweden ...............................................................................................
771 0 .2
Switzerland ........................................................................................
644 0 .1
Thailand .............................................................................................
1,138 0 .2
United Kingdom .................................................................................
7,102 1 .5
United States ......................................................................................
412,705 85 .2
Total Investments ............................................................................... 480,976 99 .3
** Less than .05% of net assets
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows::
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 29,047 $ 216,19 7 $ 215,100 $ 2 $
—
$ 30,14 6 $ 323 $ —

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 97.1%
Alabama - 2.8%
Alabama State University Revenue Bonds 200 5.750 09/01/50 216
Baldwin County Industrial Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 4.625 06/01/55 1,008
Baldwin County Industrial Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 1,250 5.000 06/01/55 1,275
Black Belt Energy Gas District Revenue Bonds 5,000 5.000 10/01/35 5,211
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,500 5.250 02/01/53 2,636
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 500 5.250 12/01/53 540
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 1,550 5.250 05/01/55 1,666
Cooper Green Mercy Health Services Authority Revenue Bonds 2,000 5.250 09/01/42 2,171
County of Jefferson Sewer Revenue Bonds 6,000 5.250 10/01/45 6,327
County of Jefferson Sewer Revenue Bonds 4,205 5.250 10/01/49 4,370
County of Jefferson Sewer Revenue Bonds 3,615 5.500 10/01/53 3,774
Energy Southeast A Cooperative District Revenue Bonds 2,500 5.000 11/01/35 2,700
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 225 5.750 04/01/54 250
Homewood Educational Building Authority Revenue Bonds 2,500 4.000 12/01/38 2,400
Homewood Educational Building Authority Revenue Bonds 2,450 5.500 10/01/54 2,468
Homewood Educational Building Authority Revenue Bonds 100 5.000 10/01/56 94
Hoover Industrial Development Board Revenue Bonds 1,905 5.750 10/01/49 1,924
Hoover Industrial Development Board Revenue Bonds (~)(ae)(Ê) 785 6.375 11/01/50 870
Houston County Health Care Authority Revenue Bonds (ae) 585 5.000 10/01/30 586
MidCity Improvement District Special Assessment 1,000 4.500 11/01/42 867
MidCity Improvement District Special Assessment (Þ) 100 6.500 11/01/44 98
MidCity Improvement District Special Assessment 250 4.750 11/01/49 220
Mobile County Industrial Development Authority Revenue Bonds 1,250 5.000 06/01/54 1,201
Mobile County Industrial Development Authority Revenue Bonds 3,225 4.750 12/01/54 2,984
Montgomery Educational Building Authority Revenue Bonds 820 5.000 10/01/36 823
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 690 4.000 11/01/49 422
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 5,000 4.000 12/01/51 5,079
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 1,735 5.250 03/01/55 1,840
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 1,130 5.000 05/01/55 1,210
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 2,550 5.000 01/01/56 2,665
Sumter County Industrial Development Authority Revenue Bonds (Š) 1,100 6.000 07/15/52 —
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 9,685 5.250 05/01/44 9,640
67,535
Alaska - 0.1%
Alaska Industrial Development and Export Authority Revenue Bonds 2,000 4.000 10/01/49 1,758
Northern Tobacco Securitization Corp. Revenue Bonds 1,835 5.575 06/01/66 206
1,964
Arizona - 1.8%
Arizona Health Facilities Authority Revenue Bonds (~)(Ê) 4,610 4.080 01/01/37 4,603
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,219
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,290 6.000 07/01/37 1,326
Arizona Industrial Development Authority Revenue Bonds 400 4.000 07/01/41 361
Arizona Industrial Development Authority Revenue Bonds (Þ) 75 4.000 12/15/41 64
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 200 5.000 05/01/43 209
Arizona Industrial Development Authority Revenue Bonds (Þ) 675 7.125 05/01/44 717
Arizona Industrial Development Authority Revenue Bonds 1,000 3.000 07/01/46 763
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 330 5.000 05/01/48 345
Arizona Industrial Development Authority Revenue Bonds 100 4.000 11/01/50 85
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 100 5.000 05/01/51 104
Arizona Industrial Development Authority Revenue Bonds 3,185 4.000 07/01/51 2,656

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
254 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/51 22
Arizona Industrial Development Authority Revenue Bonds 3,275 4.000 11/01/51 2,767
Arizona Industrial Development Authority Revenue Bonds (Þ) 210 4.000 12/15/51 156
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.375 07/01/53 94
Arizona Industrial Development Authority Revenue Bonds (Þ) 700 5.000 07/15/53 644
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,050 7.625 05/01/54 1,134
Arizona Industrial Development Authority Revenue Bonds (µ) 720 5.000 06/01/54 720
Arizona Industrial Development Authority Revenue Bonds 1,500 4.500 07/01/54 1,249
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/56 22
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.500 07/01/58 95
Arizona Industrial Development Authority Revenue Bonds 2,014 5.125 01/01/59 1,813
Arizona Industrial Development Authority Revenue Bonds (Þ) 900 6.750 03/01/65 895
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,160 5.000 07/01/44 1,182
City of Phoenix Industrial Development Authority (The) Revenue Bonds 600 5.000 07/01/35 600
City of Phoenix Industrial Development Authority (The) Revenue Bonds 1,000 5.000 07/01/44 996
City of Phoenix Industrial Development Authority (The) Revenue Bonds 1,650 5.000 07/01/46 1,599
City of Phoenix Industrial Development Authority (The) Revenue Bonds 2,500 5.250 12/01/55 2,319
City of Phoenix Industrial Development Authority (The) Revenue Bonds 1,000 5.250 12/01/60 918
Estrella Mountain Ranch Community Facilities District Special Assessment 25 4.100 07/01/34 24
Estrella Mountain Ranch Community Facilities District Special Assessment 105 4.750 07/01/43 97
Estrella Mountain Ranch Community Facilities District Special Assessment 450 5.800 07/01/49 449
Glendale Industrial Development Authority Revenue Bonds 715 5.000 05/15/41 678
Glendale Industrial Development Authority Revenue Bonds 1,360 5.000 05/15/56 1,174
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 25 5.500 05/01/40 25
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 50 5.750 05/01/50 48
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.875 11/15/52 536
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 250 7.000 11/15/57 268
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 250 6.000 08/01/28 105
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 1,000 6.250 08/01/40 420
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.250 10/01/40 99
Maricopa County Industrial Development Authority Revenue Bonds (~)(Ê)(Þ) 225 3.500 07/01/44 179
Maricopa County Industrial Development Authority Revenue Bonds 325 4.250 07/01/44 288
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 175 4.000 10/15/47 149
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/50 44
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/51 79
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.500 10/01/51 92
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 225 6.250 07/01/53 223
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/54 44
Maricopa County Industrial Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 325 6.375 10/01/54 321
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/56 76
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 6.375 07/01/58 200
Maricopa County Pollution Control Corp. Revenue Bonds 300 2.400 06/01/35 264
Salt River Project Agricultural Improvement and Power District Revenue Bonds 8,000 5.250 01/01/54 8,443
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 100 6.750 06/01/45 102
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 125 5.000 06/15/59 108
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 600 7.000 06/01/65 613
Tempe Industrial Development Authority Revenue Bonds 80 5.000 12/01/50 77
Tempe Industrial Development Authority Revenue Bonds 100 5.000 12/01/54 94
44,996
Arkansas - 0.5%
Arkansas Development Finance Authority Revenue Bonds 810 5.000 02/01/34 862

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 255
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arkansas Development Finance Authority Revenue Bonds 800 5.000 02/01/36 836
Arkansas Development Finance Authority Revenue Bonds 300 3.500 07/01/38 252
Arkansas Development Finance Authority Revenue Bonds 150 4.250 07/01/41 123
Arkansas Development Finance Authority Revenue Bonds 900 3.500 07/01/46 591
Arkansas Development Finance Authority Revenue Bonds (Þ) 5,750 4.500 09/01/49 5,420
Arkansas Development Finance Authority Revenue Bonds (Þ) 1,625 4.750 09/01/49 1,573
Arkansas Development Finance Authority Revenue Bonds 1,325 5.450 09/01/52 1,323
Arkansas Development Finance Authority Revenue Bonds 230 5.700 05/01/53 233
Arkansas River Power Authority Revenue Bonds 1,680 5.000 10/01/33 1,744
12,957
California - 6.6%
Alameda Community Facilities District Special Tax 100 5.000 09/01/53 98
Alameda Corridor Transportation Authority Revenue Bonds 150 5.300 10/01/47 87
Alameda Corridor Transportation Authority Revenue Bonds 150 5.350 10/01/48 87
Alameda Corridor Transportation Authority Revenue Bonds 800 5.375 10/01/49 462
Alameda Corridor Transportation Authority Revenue Bonds 125 5.400 10/01/50 72
Alameda Corridor Transportation Authority Revenue Bonds (µ) 275 5.200 10/01/51 164
Alhambra Unified School District General Obligation Unlimited (µ) 1,150 3.124 08/01/37 807
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds (µ) 500 4.500 07/01/54 492
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 180 2.730 02/01/52 173
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 3,000 5.250 01/01/54 3,190
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 02/01/55 1,072
California Community College Financing Authority Revenue Bonds (Þ) 475 5.750 07/01/60 308
California Community Housing Agency Revenue Bonds (Þ) 200 4.000 08/01/50 155
California Community Housing Agency Revenue Bonds (Þ) 3,095 4.000 02/01/56 2,471
California Community Housing Agency Revenue Bonds (Þ) 175 3.000 02/01/57 118
California County Tobacco Securitization Agency Revenue Bonds 10,020 5.873 06/01/55 1,879
California County Tobacco Securitization Agency Revenue Bonds 4,500 7.992 06/01/55 472
California Enterprise Development Authority Revenue Bonds (Þ) 1,095 4.000 06/01/61 831
California Enterprise Development Authority Revenue Bonds (Þ) 250 5.000 06/01/64 227
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/42 1,022
California Health Facilities Financing Authority Revenue Bonds 2,000 4.000 04/01/45 1,872
California Health Facilities Financing Authority Revenue Bonds (ae) 20 4.000 04/01/49 22
California Health Facilities Financing Authority Revenue Bonds 530 4.000 04/01/49 483
California Health Facilities Financing Authority Revenue Bonds 2,500 5.000 11/15/49 2,507
California Health Facilities Financing Authority Revenue Bonds 225 4.000 05/15/51 203
California Infrastructure and Economic Development Bank Revenue Bonds (Þ) 685 4.125 01/01/35 645
California Infrastructure and Economic Development Bank Revenue Bonds (~)(Ê)(Þ) 3,535 12.000 01/01/65 2,678
California Municipal Finance Authority Revenue Bonds 645 5.000 12/31/27 661
California Municipal Finance Authority Revenue Bonds 1,000 4.000 07/15/29 1,006
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/30 105
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/32 235
California Municipal Finance Authority Revenue Bonds 250 5.000 10/01/36 258
California Municipal Finance Authority Revenue Bonds (Þ) 1,500 5.000 11/01/36 1,504
California Municipal Finance Authority Revenue Bonds (Þ) 1,130 5.000 10/01/39 1,086
California Municipal Finance Authority Revenue Bonds (Þ) 1,000 5.375 11/01/40 1,000
California Municipal Finance Authority Revenue Bonds 25 5.000 02/01/42 25
California Municipal Finance Authority Revenue Bonds 6,650 5.000 12/31/43 6,695
California Municipal Finance Authority Revenue Bonds (Þ) 775 5.375 11/01/45 790
California Municipal Finance Authority Revenue Bonds (~)(Ê)(Þ) 250 3.536 06/20/49 156
California Municipal Finance Authority Revenue Bonds 2,000 4.000 10/01/49 1,751

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
256 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds (Þ) 60 5.000 10/01/49 54
California Municipal Finance Authority Revenue Bonds 3,700 5.000 06/01/50 3,581
California Municipal Finance Authority Revenue Bonds (µ) 1,000 3.000 05/15/51 745
California Municipal Finance Authority Revenue Bonds 100 4.000 07/01/51 83
California Municipal Finance Authority Revenue Bonds (Þ) 65 5.000 07/01/52 59
California Municipal Finance Authority Revenue Bonds 250 5.000 07/01/52 226
California Municipal Finance Authority Revenue Bonds (Þ) 95 5.000 10/01/54 82
California Municipal Finance Authority Revenue Bonds (Þ) 275 5.375 01/01/55 265
California Municipal Finance Authority Revenue Bonds 50 4.000 07/01/55 41
California Municipal Finance Authority Revenue Bonds 1,000 5.375 06/01/56 983
California Municipal Finance Authority Revenue Bonds (Þ) 125 5.500 01/01/60 123
California Municipal Finance Authority Revenue Bonds 275 5.000 07/01/62 242
California Municipal Finance Authority Special Tax 200 5.500 09/01/48 209
California Municipal Finance Authority Special Tax 250 5.000 09/01/52 248
California Municipal Finance Authority Special Tax 575 5.000 09/01/57 563
California Pollution Control Financing Authority Revenue Bonds (Þ) 250 5.000 07/01/35 275
California Pollution Control Financing Authority Revenue Bonds (Þ) 500 5.000 07/01/37 554
California Pollution Control Financing Authority Revenue Bonds (Þ) 2,590 5.000 11/21/45 2,601
California Public Finance Authority Revenue Bonds (Þ) 1,000 6.500 06/01/54 982
California Public Finance Authority Revenue Bonds (Þ) 600 6.250 07/01/54 620
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 07/01/37 1,005
California School Finance Authority Revenue Bonds (Þ) 465 4.000 07/01/38 459
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,014
California School Finance Authority Revenue Bonds (Þ) 60 4.000 07/01/45 53
California School Finance Authority Revenue Bonds (Þ) 500 5.000 08/01/45 500
California School Finance Authority Revenue Bonds (Þ) 1,100 4.000 10/01/46 946
California School Finance Authority Revenue Bonds (Þ) 125 5.500 08/01/47 124
California School Finance Authority Revenue Bonds (Þ) 400 5.000 07/01/50 357
California School Finance Authority Revenue Bonds (Þ) 100 4.000 06/01/51 54
California School Finance Authority Revenue Bonds (Þ) 975 6.375 06/01/52 990
California School Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/52 230
California School Finance Authority Revenue Bonds (Þ) 250 5.250 07/01/52 237
California School Finance Authority Revenue Bonds (Þ) 170 5.000 10/01/52 167
California School Finance Authority Revenue Bonds (Þ) 1,000 4.000 11/01/55 778
California School Finance Authority Revenue Bonds (Þ) 250 5.375 07/01/56 239
California School Finance Authority Revenue Bonds (Þ) 600 5.000 06/01/58 521
California School Finance Authority Revenue Bonds (Þ) 150 5.000 07/01/59 140
California School Finance Authority Revenue Bonds (Þ) 280 4.000 06/01/61 170
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 84
California School Finance Authority Revenue Bonds (Þ) 315 5.000 07/01/61 283
California School Finance Authority Revenue Bonds (Þ) 250 5.000 10/01/61 240
California School Finance Authority Revenue Bonds (Þ) 250 5.250 03/01/62 182
California School Finance Authority Revenue Bonds (Þ) 385 6.375 04/01/62 389
California School Finance Authority Revenue Bonds (Þ) 500 6.500 06/01/62 508
California School Finance Authority Revenue Bonds (Þ) 250 5.500 07/01/62 242
California School Finance Authority Revenue Bonds (Þ) 375 5.000 06/01/64 331
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.000 11/01/32 203
California Statewide Communities Development Authority Revenue Bonds 500 5.000 08/01/37 513
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.250 07/01/39 202
California Statewide Communities Development Authority Revenue Bonds (Þ) 400 5.000 12/01/41 400
California Statewide Communities Development Authority Revenue Bonds 2,645 5.250 12/01/44 2,646

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 257
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Revenue Bonds (Þ) 6,780 5.000 12/01/46 6,783
California Statewide Communities Development Authority Revenue Bonds 1,225 5.000 04/01/47 1,205
California Statewide Communities Development Authority Revenue Bonds 275 5.000 05/15/47 272
California Statewide Communities Development Authority Revenue Bonds (Þ) 100 5.000 06/01/51 92
California Statewide Communities Development Authority Revenue Bonds (Þ) 475 5.250 07/01/52 457
California Statewide Communities Development Authority Revenue Bonds 2,645 5.500 12/01/54 2,645
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,950 5.250 12/01/56 1,953
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,000 5.500 12/01/58 1,009
California Statewide Communities Development Authority Special Assessment 70 5.000 09/02/39 73
California Statewide Communities Development Authority Special Assessment 45 5.000 09/02/44 46
California Statewide Communities Development Authority Special Assessment 470 4.000 09/02/50 398
California Statewide Communities Development Authority Special Tax 300 4.000 09/01/51 259
California Statewide Communities Development Authority Special Tax 500 5.000 09/01/52 501
California Statewide Communities Development Authority Special Tax 1,775 5.250 09/01/52 1,797
California Statewide Financing Authority Revenue Bonds 3,325 9.273 06/01/46 548
City and County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/46 65
City and County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/51 64
City and County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 100 4.000 09/01/51 82
City and County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 275 5.750 09/01/53 288
City of Dublin Special Tax 100 5.375 09/01/51 102
City of Irvine Special Tax (µ) 100 5.000 09/01/51 103
City of Los Angeles Department of Airports Revenue Bonds 50 4.125 05/15/43 51
City of Los Angeles Department of Airports Revenue Bonds 2,500 5.250 05/15/48 2,539
City of Los Angeles Department of Airports Revenue Bonds 1,700 4.000 05/15/50 1,520
City of Oroville Revenue Bonds 100 5.250 04/01/34 73
City of Oroville Revenue Bonds 185 5.250 04/01/39 130
City of Oroville Revenue Bonds 1,435 5.250 04/01/49 1,004
City of Oroville Revenue Bonds 600 5.250 04/01/54 404
City of Roseville Special Tax 25 4.000 09/01/40 25
City of Roseville Special Tax 50 4.000 09/01/45 45
City of Roseville Special Tax 1,550 4.000 09/01/50 1,327
City of Roseville Special Tax 150 5.250 09/01/53 152
CMFA Special Finance Agency Revenue Bonds (Þ) 285 3.000 12/01/56 184
CMFA Special Finance Agency VIII Revenue Bonds (Þ) 350 3.000 08/01/56 244
Coachella Valley Unified School District General Obligation Unlimited (µ) 2,500 4.471 08/01/43 1,163
County of El Dorado Special Tax 80 5.000 09/01/49 78
County of Placer Community Facilities District Special Tax 920 3.000 09/01/41 727
County of Sacramento Special Tax 750 5.000 09/01/46 737
County of San Diego Special Tax 40 3.000 09/01/50 27
CSCDA Community Improvement Authority Revenue Bonds (Þ) 910 3.600 05/01/47 722
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,250 4.000 10/01/56 1,027
CSCDA Community Improvement Authority Revenue Bonds (Þ) 925 3.000 12/01/56 635
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,000 3.000 02/01/57 680
CSCDA Community Improvement Authority Revenue Bonds (Þ) 600 3.250 04/01/57 433
Fairfield Community Facilities District Special Tax 150 5.000 09/01/50 151
Foothill-Eastern Transportation Corridor Agency Revenue Bonds 6,531 4.000 01/15/46 6,179
Foothill-Eastern Transportation Corridor Agency Revenue Bonds (µ) 4,024 4.000 01/15/46 3,889
Golden State Connect Authority Revenue Bonds (Þ) 1,600 6.500 12/01/60 1,595
Golden State Tobacco Securitization Corp. Revenue Bonds 855 3.850 06/01/50 778
Golden State Tobacco Securitization Corp. Revenue Bonds 625 5.000 06/01/51 617

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
258 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Golden State Tobacco Securitization Corp. Revenue Bonds 51,040 5.793 06/01/66 5,266
Hastings Campus Housing Finance Authority Revenue Bonds (Þ) 2,000 5.000 07/01/45 1,924
Hastings Campus Housing Finance Authority Revenue Bonds (Þ) 3,500 5.000 07/01/61 3,129
Independent Cities Finance Authority Revenue Bonds (µ)(Þ) 900 4.000 06/01/46 872
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,250 7.064 06/01/36 1,111
Inland Empire Tobacco Securitization Corp. Revenue Bonds 110 3.678 06/01/38 109
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,550 7.934 06/01/57 233
Irvine Unified School District Special Tax 570 5.000 03/01/57 571
Los Angeles Department of Water and Power Revenue Bonds 875 5.000 07/01/50 908
Los Angeles Department of Water and Power Revenue Bonds (µ) 500 5.000 07/01/53 517
Los Angeles Department of Water and Power Revenue Bonds (µ) 375 5.000 07/01/55 395
Moreno Valley Unified School District General Obligation Unlimited (µ) 1,000 3.000 08/01/50 761
M-S-R Energy Authority Revenue Bonds 1,120 6.125 11/01/29 1,186
M-S-R Energy Authority Revenue Bonds 2,700 6.500 11/01/39 3,342
Natomas Unified School District General Obligation Unlimited (µ) 425 4.000 08/01/42 425
Northern California Gas Authority No. 1 Revenue Bonds (~)(Ê) 550 3.348 07/01/27 554
Orange County Community Facilities District Special Tax 115 5.500 08/15/53 119
Oxnard School District General Obligation Unlimited (~)(µ)(Ê) 465 5.000 08/01/47 481
River Islands Public Financing Authority Special Tax 230 5.250 09/01/47 233
River Islands Public Financing Authority Special Tax 330 5.000 09/01/52 323
River Islands Public Financing Authority Special Tax (µ) 300 5.250 09/01/52 313
Riverside County Public Financing Authority Tax Allocation (µ) 150 4.000 10/01/40 150
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 300 4.000 10/01/39 302
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 125 4.000 10/01/40 126
Sacramento County Water Financing Authority Revenue Bonds (~)(µ)(Ê) 165 3.266 06/01/34 159
San Diego County Regional Airport Authority Revenue Bonds 2,000 4.000 07/01/56 1,768
San Francisco City and County Airport Commission International Airport Revenue
Bonds 6,485 5.000 05/01/49 6,549
San Francisco City and County Airport Commission International Airport Revenue
Bonds 11,500 5.500 05/01/55 12,330
San Gorgonio Memorial Health Care District General Obligation Unlimited 75 4.000 08/01/32 69
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/33 91
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/34 89
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/35 88
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/36 86
Silicon Valley Tobacco Securitization Authority Revenue Bonds 7,300 7.263 06/01/56 870
Silicon Valley Tobacco Securitization Authority Revenue Bonds 2,250 7.662 06/01/56 240
Southern California Public Power Authority Revenue Bonds 500 5.000 07/01/53 518
State of California General Obligation Unlimited 2,000 5.000 08/01/46 2,020
State of California General Obligation Unlimited 230 4.000 04/01/49 222
Tejon Ranch Public Facilities Finance Authority Special Tax 1,000 5.000 09/01/45 1,000
Tobacco Securitization Authority of Southern California Revenue Bonds 385 5.000 06/01/48 382
Tobacco Securitization Authority of Southern California Revenue Bonds 515 6.112 06/01/54 96
University of California Revenue Bonds 450 3.000 05/15/51 339
William S Hart Union High School District Special Tax 25 5.000 09/01/47 24
160,780
Colorado - 3.9%
3rd and Havana Metropolitan District General Obligation Limited 750 5.250 12/01/49 641
Allison Valley Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/47 474
Arista Metropolitan District General Obligation Limited (~)(Ê) 500 8.250 12/15/39 507
Banning Lewis Ranch Metropolitan District No. 8 General Obligation Limited (~)(Ê)
(Þ) 500 4.875 12/01/51 443

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Banning Lewis Ranch Regional Metropolitan District No. 2 General Obligation
Limited (~)(Ê) 500 5.750 12/01/51 478
Baseline Metropolitan District No. 1 General Obligation Unlimited (~)(Ê) 500 6.750 12/15/54 501
Belford North Metropolitan District General Obligation Limited (~)(Ê) 500 8.500 12/15/50 500
BNC Metropolitan District No. 1 General Obligation Limited (~)(Ê) 213 7.375 12/15/47 213
Brighton Crossing Metropolitan District No. 6 General Obligation Limited 500 5.000 12/01/50 469
Canyon Pines Metropolitan District Special Improvement District No. 1 Special
Assessment 2,000 3.750 12/01/40 1,637
Canyons Metropolitan District No. 5 General Obligation Limited (~)(Ê) 500 6.500 12/15/54 496
Cascade Ridge Metropolitan District General Obligation Limited (~)(Ê) 500 5.000 12/01/51 434
Castleview Metropolitan District No. 1 General Obligation Limited (~)(Ê) 500 5.000 12/01/50 408
Cherry Creek South Metropolitan District No. 5 General Obligation Limited (~)(Ê) 600 6.000 12/01/51 553
Citadel on Colfax Business Improvement District Revenue Bonds 685 5.350 12/01/50 611
Citadel on Colfax Business Improvement District Revenue Bonds (~)(Ê) 365 7.875 12/15/50 365
City and County of Denver Airport System Revenue Bonds 550 5.500 11/15/53 578
City and County of Denver Special Facilities Airport Revenue Bonds 2,360 5.000 10/01/32 2,362
Cloverleaf Metropolitan District General Obligation Limited 500 6.000 12/01/51 507
Colorado Educational and Cultural Facilities Authority Revenue Bonds 500 5.000 11/01/49 483
Colorado Educational and Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/51 20
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 1,935 4.000 07/01/51 1,388
Colorado Educational and Cultural Facilities Authority Revenue Bonds (µ) 205 3.000 08/01/51 144
Colorado Educational and Cultural Facilities Authority Revenue Bonds (µ) 2,000 4.000 06/01/52 1,753
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 400 6.250 07/01/53 401
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 300 5.800 04/01/54 296
Colorado Educational and Cultural Facilities Authority Revenue Bonds 170 5.000 09/01/57 164
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 250 8.500 02/01/59 283
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 200 5.750 04/01/59 194
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 330 5.000 10/01/59 293
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 435 5.000 02/01/61 375
Colorado Educational and Cultural Facilities Authority Revenue Bonds 1,350 4.000 05/01/61 1,026
Colorado Educational and Cultural Facilities Authority Revenue Bonds 125 4.000 10/01/61 94
Colorado Educational and Cultural Facilities Authority Revenue Bonds 175 5.000 09/01/62 167
Colorado Health Facilities Authority Revenue Bonds 515 6.000 07/01/31 496
Colorado Health Facilities Authority Revenue Bonds 810 6.000 07/01/36 780
Colorado Health Facilities Authority Revenue Bonds 400 4.000 08/01/39 402
Colorado Health Facilities Authority Revenue Bonds 30 5.000 05/15/40 30
Colorado Health Facilities Authority Revenue Bonds 50 4.000 01/01/42 44
Colorado Health Facilities Authority Revenue Bonds 2,225 4.000 08/01/44 2,036
Colorado Health Facilities Authority Revenue Bonds (ae) 190 5.000 06/01/47 197
Colorado Health Facilities Authority Revenue Bonds 1,395 3.250 08/01/49 1,066
Colorado Health Facilities Authority Revenue Bonds 2,000 5.250 11/01/52 2,045
Colorado Health Facilities Authority Revenue Bonds (~)(µ)(Ê) 440 2.200 12/01/52 440
Colorado Health Facilities Authority Revenue Bonds 500 5.250 12/01/54 516
Colorado Health Facilities Authority Revenue Bonds (Þ) 2,750 7.000 06/15/55 2,734
Colorado Health Facilities Authority Revenue Bonds (~)(Ê) 1,834 5.500 07/01/57 1,198
Colorado High Performance Transportation Enterprise Revenue Bonds 400 5.750 01/01/44 401
Colorado High Performance Transportation Enterprise Revenue Bonds 100 5.000 12/31/51 97
Colorado High Performance Transportation Enterprise Revenue Bonds 820 5.000 12/31/56 810
Colorado School of Mines Revenue Bonds 1,850 4.000 12/01/49 1,680
Colorado Springs Urban Renewal Authority Tax Allocation (Æ)(Ø) 500 5.750 12/01/47 380
Colorado State University Research Foundation Revenue Bonds (Þ) 750 5.500 03/01/65 731
Commons at East Creek Metropolitan District (The) General Obligation Limited 1,495 5.000 12/01/50 1,408

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
260 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Constitution Heights Metropolitan District General Obligation Limited 1,732 5.000 12/01/49 1,628
Copper Ridge Metropolitan District Revenue Bonds 725 5.000 12/01/39 727
Copperleaf Metropolitan District No. 5 General Obligation Limited 500 6.500 12/01/55 505
Copperleaf Metropolitan District No. 6 General Obligation Limited (~)(Ê) 500 6.000 12/15/41 508
Copperleaf Metropolitan District No. 9 General Obligation Limited (~)(Ê) 500 4.875 12/01/51 398
Cornerstar Metropolitan District General Obligation Limited 500 5.250 12/01/47 491
Cottonwood Creek Metropolitan District No. 5 General Obligation Limited (Þ) 500 7.250 12/01/55 387
Creekside Village Metropolitan District General Obligation Limited 489 5.000 12/01/49 449
Crowfoot Valley Ranch Metropolitan District No. 2 General Obligation Limited (~)
(Ê) 500 6.125 12/15/54 483
Denver Convention Center Hotel Authority Revenue Bonds 375 5.000 12/01/31 379
Denver Health and Hospital Authority Certificate of Participation 25 5.000 12/01/32 26
Denver Health and Hospital Authority Certificate of Participation 175 4.000 12/01/38 171
Denver Health and Hospital Authority Certificate of Participation 110 5.000 12/01/48 109
Denver Health and Hospital Authority Revenue Bonds (Þ) 300 5.000 12/01/34 305
Denver Health and Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/35 197
Denver Health and Hospital Authority Revenue Bonds (Þ) 340 4.000 12/01/36 332
Denver Health and Hospital Authority Revenue Bonds 100 4.000 12/01/39 95
Denver Health and Hospital Authority Revenue Bonds 50 4.000 12/01/40 47
Denver Health and Hospital Authority Revenue Bonds 1,500 5.250 12/01/45 1,503
Denver Health and Hospital Authority Revenue Bonds 250 6.000 12/01/55 265
Denver Urban Renewal Authority Tax Allocation (Þ) 505 5.250 12/01/39 505
Dinosaur Ridge Metropolitan District Revenue Bonds 440 5.000 06/01/49 413
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.550 12/01/47 1,260
Foster Farm Business Improvement District General Obligation Limited (Þ) 5,390 7.250 12/01/55 3,774
Four Corners Business Improvement District General Obligation Limited 500 6.000 12/01/52 504
Glen Metropolitan District No. 3 (The) General Obligation Limited 500 4.250 12/01/51 406
Granary Metropolitan District No. 9 Special Assessment (Þ) 260 5.450 12/01/44 260
Green Valley Ranch East Metropolitan District No. 9 General Obligation Limited 950 0.782 12/01/55 753
Greenspire Metropolitan District No. 1 General Obligation Limited 500 5.125 12/01/51 475
Hawkview Metropolitan District General Obligation Limited 1,000 5.875 12/01/55 982
High Plains Metropolitan District General Obligation Unlimited (µ) 25 5.000 12/01/35 26
High Plains Metropolitan District General Obligation Unlimited (µ) 250 4.000 12/01/47 230
Highlands Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/51 417
Independence Metropolitan District No. 3 General Obligation Limited 500 5.375 12/01/54 498
Jefferson Center Metropolitan District No. 1 Revenue Bonds 1,350 4.375 12/01/47 1,201
Johnstown Farms East Metropolitan District General Obligation Limited (~)(Ê) 500 5.000 12/01/51 424
Johnstown Plaza Metropolitan District General Obligation Limited 2,011 4.250 12/01/46 1,849
Jones District Community Authority Board Revenue Bonds 500 5.750 12/01/50 504
Kremmling Memorial Hospital District Certificate of Participation (Þ) 1,000 6.625 12/01/56 1,005
Ledge Rock Center Residential Metropolitan District No. 1 General Obligation
Limited 500 6.375 12/01/54 490
Legacy Community Authority Revenue Bonds 1,250 6.750 12/01/55 1,267
Loretto Heights Community Authority Revenue Bonds (~)(Ê) 500 4.875 12/01/51 394
Meridian Ranch Metropolitan District 2018 Subdistrict General Obligation Limited 500 6.750 12/01/52 511
Mineral Business Improvement District General Obligation Limited (Þ) 150 5.750 12/01/54 149
Mineral Business Improvement District General Obligation Limited (~)(Ê)(Þ) 100 8.500 12/15/54 99
Mirabelle Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 6.125 12/15/49 494
Murphy Creek Metropolitan District No. 4 General Obligation Limited 850 5.000 12/01/51 794
Murphy Creek Metropolitan District No. 5 General Obligation Limited 500 6.000 12/01/52 464
Newlin Crossing Metropolitan District General Obligation Limited (Þ) 500 5.375 12/01/54 495
Nexus North at DIA Metropolitan District General Obligation Limited 500 5.000 12/01/51 467

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Range Metropolitan District No. 2 General Obligation Limited 1,000 5.750 12/01/47 1,000
North Range Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 7.750 12/15/47 500
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/34 10
Northglenn Urban Renewal Authority Tax Allocation 30 4.000 12/01/36 30
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/38 10
Palisade Metropolitan District No. 2 Revenue Bonds (Þ) 500 5.875 12/15/54 482
Parkdale Community Authority Revenue Bonds (~)(Ê) 500 7.000 12/15/44 510
Parkdale Community Authority Revenue Bonds (Þ) 500 7.750 12/01/53 440
Parterre Metropolitan District No. 5 General Obligation Limited 500 6.125 12/01/55 517
Pinery Commercial Metropolitan District No. 2 Revenue Bonds 500 5.750 12/01/54 492
Piney Lake Trails Metropolitan District No. 1 General Obligation Limited 640 5.875 12/01/55 636
Powhaton Community Authority Revenue Bonds (~)(Ê) 500 5.000 12/01/51 443
Prairie Center Metropolitan District No. 3 General Obligation Limited 500 5.875 12/15/46 521
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 500 5.000 12/15/41 501
Prairie Center Metropolitan District No. 7 General Obligation Limited 2,825 4.875 12/15/44 2,735
Pronghorn Valley Metropolitan District General Obligation Limited 515 3.750 12/01/41 453
Pueblo Urban Renewal Authority Tax Allocation (Þ) 2,235 4.750 12/01/45 2,090
Redlands 360 Metropolitan District No. 2 General Obligation Limited 500 7.125 12/01/55 504
Redtail Ridge Metropolitan District General Obligation Limited 500 6.547 12/01/32 324
RRC Metropolitan District No. 2 Revenue General Obligation Limited (~)(Ê) 500 5.250 12/01/51 443
Second Creek Farm Metropolitan District No. 3 General Obligation Limited 500 5.000 12/01/49 470
Senac South Metropolitan District No. 1 General Obligation Limited (~)(Ê) 625 5.250 12/01/51 593
Sky Dance Metropolitan District No. 2 General Obligation Limited 500 6.000 12/01/54 501
South Timnath Metropolitan District No. 1 General Obligation Limited 711 5.500 12/01/48 712
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/37 1,014
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/47 969
Sterling Hills West Metropolitan District General Obligation Limited 100 5.000 12/01/39 103
Sterling Ranch Community Authority Board Special Assessment 352 5.625 12/01/43 359
Sunset Parks Metropolitan District General Obligation Limited (Þ) 500 5.125 12/01/54 484
Tailholt Metropolitan District No. 3 General Obligation Limited 2,000 0.650 12/01/54 1,659
Tailholt Metropolitan District No. 3 General Obligation Limited 1,710 5.500 12/01/54 1,656
Takoda Metropolitan District General Obligation Limited 500 6.000 12/01/50 506
Trails at Crowfoot Metropolitan District No. 3 General Obligation Limited (~)(Ê) 500 6.875 12/15/52 499
Trevenna Metropolitan District General Obligation Limited 500 5.750 12/01/54 485
Village at Southgate Metropolitan District General Obligation Limited (Þ) 1,332 5.625 12/01/48 1,332
Village Metropolitan District(The) General Obligation Limited 2,250 5.750 12/01/55 2,260
Waterview North Metropolitan District No. 1 General Obligation Limited (Þ) 500 5.750 12/01/54 478
Weems Neighborhood Metropolitan District General Obligation Limited 500 5.875 12/01/55 508
West Meadow Metropolitan District General Obligation Limited (Þ) 500 6.500 12/01/50 526
Winsome Metropolitan District No. 3 General Obligation Limited (~)(Ê)(Þ) 500 5.125 12/01/50 443
95,062
Connecticut - 0.8%
City of New Haven General Obligation Unlimited 100 5.500 08/01/34 106
City of New Haven General Obligation Unlimited 1,100 5.500 08/01/38 1,160
City of West Haven General Obligation Unlimited 400 5.000 11/01/32 412
City of West Haven General Obligation Unlimited 700 5.000 11/01/37 730
Connecticut State Health and Educational Facilities Authority Revenue Bonds 3,535 4.000 07/01/39 3,045
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Þ) 1,000 5.000 07/01/39 963
Connecticut State Health and Educational Facilities Authority Revenue Bonds 720 4.000 07/01/41 655
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Þ) 1,100 5.000 01/01/45 973
Connecticut State Health and Educational Facilities Authority Revenue Bonds 1,500 5.000 07/01/48 1,386

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
262 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Connecticut State Health and Educational Facilities Authority Revenue Bonds 175 4.000 07/01/49 131
Connecticut State Health and Educational Facilities Authority Revenue Bonds 1,250 4.000 07/01/51 997
Connecticut State Health and Educational Facilities Authority Revenue Bonds 205 5.375 07/01/52 186
Connecticut State Health and Educational Facilities Authority Revenue Bonds 400 5.375 07/01/54 396
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Þ) 225 5.000 01/01/55 185
Hartford Stadium Authority Revenue Bonds 250 5.000 02/01/36 250
Hartford Stadium Authority Revenue Bonds 420 4.000 02/01/42 347
Mohegan Tribal Finance Authority Revenue Bonds (Þ) 2,045 7.000 02/01/45 2,045
Stamford Housing Authority Revenue Bonds 150 5.500 10/01/35 160
Stamford Housing Authority Revenue Bonds 175 6.000 10/01/40 186
Stamford Housing Authority Revenue Bonds 150 6.375 10/01/45 155
Stamford Housing Authority Revenue Bonds 225 6.500 10/01/55 228
Stamford Housing Authority Revenue Bonds 150 6.250 10/01/60 148
State of Connecticut Bradley International Airport CFC Revenue Bonds 250 4.000 07/01/49 228
State of Connecticut General Obligation Unlimited 1,500 5.000 06/15/31 1,584
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 100 5.625 04/01/44 104
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 2,200 4.000 04/01/51 1,847
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 375 6.000 04/01/52 396
Town of Hamden Revenue Bonds 750 7.000 01/01/53 786
19,789
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds 135 5.000 11/15/48 132
Delaware State Economic Development Authority Revenue Bonds 45 5.000 08/01/49 43
Delaware State Economic Development Authority Revenue Bonds 100 5.000 09/01/50 100
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/52 55
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/57 54
Delaware State Health Facilities Authority Revenue Bonds 335 4.000 07/01/43 323
Delaware State Health Facilities Authority Revenue Bonds 400 4.375 06/01/48 354
Delaware Transportation Authority Revenue Bonds 1,645 5.000 06/01/55 1,645
Town of Bridgeville Special Tax 300 4.000 07/01/35 292
2,998
District of Columbia - 0.9%
District of Columbia Revenue Bonds 2,510 5.000 10/01/35 2,510
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,004
District of Columbia Revenue Bonds 1,000 5.000 07/01/47 927
District of Columbia Revenue Bonds 1,000 5.000 06/01/55 947
District of Columbia Tax Allocation Revenue Bonds (Þ) 325 6.600 06/01/49 198
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds 11,835 7.456 06/15/46 2,735
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/43 1,018
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,510 4.000 10/01/44 1,384
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 6,870 4.000 10/01/49 5,987
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,280 3.000 10/01/50 897
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 3,850 4.000 10/01/53 3,290
21,897
Florida - 9.7%
Abbott Square Community Development District Special Assessment 115 5.500 06/15/52 116
Abbott Square Community Development District Special Assessment 115 5.625 05/01/55 115
Alachua County Health Facilities Authority Revenue Bonds 55 5.000 12/01/44 55
Alachua County Health Facilities Authority Revenue Bonds 1,500 4.000 10/01/46 1,243
Anabelle Sandridge Community Development District Special Assessment 175 6.125 05/01/55 181
Anthem Park Community Development District Special Assessment 120 4.750 05/01/36 120
Antillia Community Development District Special Assessment 90 5.600 05/01/44 93

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Antillia Community Development District Special Assessment 90 5.875 05/01/54 92
Arbors Community Development District Special Assessment Revenue Bonds (Þ) 100 5.150 05/01/44 100
Arbors Community Development District Special Assessment Revenue Bonds 200 5.625 05/01/53 202
Arbors Community Development District Special Assessment Revenue Bonds (Þ) 125 5.500 05/01/55 123
Armstrong Community Development District Special Assessment Revenue Bonds 30 4.000 11/01/40 27
Armstrong Community Development District Special Assessment Revenue Bonds 160 4.000 11/01/50 130
Artisan Lakes East Community Development District Special Assessment 70 2.300 05/01/26 70
Artisan Lakes East Community Development District Special Assessment 945 3.125 05/01/41 765
Artisan Lakes East Community Development District Special Assessment 450 4.000 05/01/51 365
Astonia Community Development District Special Assessment (Þ) 1,380 3.200 05/01/41 1,127
Avalon Groves Community Development District Special Assessment 50 3.125 05/01/41 40
Avalon Groves Community Development District Special Assessment 25 3.375 05/01/41 21
Avalon Groves Community Development District Special Assessment 150 6.000 05/01/48 155
Avalon Park West Community Development District Special Assessment 100 5.625 05/01/52 101
Ave Maria Stewardship Community District Special Assessment (Þ) 2,380 5.250 05/01/43 2,412
Avenir Community Development District Special Assessment (Þ) 255 5.000 05/01/41 257
Avenir Community Development District Special Assessment 120 5.375 05/01/43 122
Avenir Community Development District Special Assessment 320 3.400 05/01/52 244
Avenir Community Development District Special Assessment 405 5.625 05/01/54 409
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.500 06/01/39 97
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.625 06/01/49 91
Babcock Ranch Community Independent Special District Special Assessment (Þ) 1,060 5.000 11/01/39 1,066
Babcock Ranch Community Independent Special District Special Assessment 1,250 3.200 05/01/41 1,021
Babcock Ranch Community Independent Special District Special Assessment 500 5.000 05/01/42 500
Bannon Lakes Community Development District Special Assessment 100 5.000 11/01/48 96
Beaumont Community Development District Special Assessment (Þ) 90 6.375 11/01/49 91
Bella Tara Community Development District Special Assessment 215 6.125 05/01/56 220
Bella Tara Community Development District Special Assessment 140 6.500 05/01/56 144
Bellehaven Community Development District Special Assessment 150 6.050 05/01/55 152
Berry Bay Community Development District Special Assessment Revenue Bonds 55 2.625 05/01/26 55
Berry Bay Community Development District Special Assessment Revenue Bonds 75 5.000 05/01/44 73
Berry Bay Community Development District Special Assessment Revenue Bonds 150 5.750 05/01/53 153
Berry Bay Community Development District Special Assessment Revenue Bonds 75 5.350 05/01/54 72
Biscayne Drive Estates Community Development District Special Assessment 100 6.000 06/15/52 103
Black Creek Community Development District Special Assessment 25 3.750 06/15/40 22
Black Creek Community Development District Special Assessment 50 4.000 06/15/50 41
Blue Lake Community Development District Special Assessment 100 4.250 06/15/39 94
Bonterra Community Development District Special Assessment 1,570 4.125 05/01/47 1,368
Bonterra Community Development District Special Assessment 565 5.000 05/01/47 548
Botaniko Community Development District Special Assessment 30 3.625 05/01/40 26
Bradbury Community Development District Special Assessment 200 5.250 05/01/43 203
Bradbury Community Development District Special Assessment 250 5.500 05/01/53 251
Bridgewalk Community Development District Special Assessment 60 6.500 12/15/53 64
Brightwater Community Development District Special Assessment 235 3.150 05/01/41 191
Brightwater Community Development District Special Assessment (Þ) 50 5.350 05/01/44 51
Brightwater Community Development District Special Assessment (Þ) 125 5.625 05/01/55 125
Brookstone Community Development District Special Assessment 250 5.625 05/01/52 253
Buckhead Trails Community Development District Special Assessment 100 5.625 05/01/42 105
Buckhead Trails Community Development District Special Assessment 100 5.750 05/01/52 103
Buckhead Trails Community Development District Special Assessment 75 5.875 05/01/54 74
Buena Lago Community Development District Special Assessment 100 5.500 05/01/52 101

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
264 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Buena Lago Community Development District Special Assessment 100 5.550 05/01/54 101
Caldera Community Development District Special Assessment 980 5.200 05/01/54 927
Campo Bello Community Development District Special Assessment 150 4.000 12/15/49 123
Capital Projects Finance Authority Revenue Bonds (Þ) 2,295 5.000 06/01/49 2,080
Capital Projects Finance Authority Revenue Bonds (Þ) 155 5.000 06/01/54 137
Capital Projects Finance Authority Revenue Bonds (Þ) 100 6.500 06/15/54 102
Capital Projects Finance Authority Revenue Bonds (Þ) 1,250 6.500 06/15/55 1,256
Capital Projects Finance Authority Revenue Bonds (Þ) 125 5.000 06/01/58 110
Capital Projects Finance Authority Revenue Bonds 1,000 5.000 11/01/58 916
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,960 4.500 01/01/35 1,898
Capital Trust Agency, Inc. Revenue Bonds (Þ) 325 5.000 06/01/41 312
Capital Trust Agency, Inc. Revenue Bonds (Þ) 425 6.250 05/01/48 436
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,255 5.000 12/15/49 953
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/51 75
Capital Trust Agency, Inc. Revenue Bonds (Þ) 400 6.375 05/01/53 411
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/56 73
Capital Trust Agency, Inc. Revenue Bonds (Þ) 4,015 5.250 12/01/58 3,759
Capital Trust Agency, Inc. Revenue Bonds 4,000 7.499 01/01/60 344
Capital Trust Authority Revenue Bonds (Þ) 900 12.000 10/03/29 1,075
Capital Trust Authority Revenue Bonds 100 5.000 06/15/44 97
Capital Trust Authority Revenue Bonds (Þ) 350 6.875 12/01/44 357
Capital Trust Authority Revenue Bonds (Þ) 100 5.250 07/01/50 97
Capital Trust Authority Revenue Bonds (Þ) 200 5.250 07/01/55 190
Capital Trust Authority Revenue Bonds 100 5.125 06/15/59 92
Capital Trust Authority Revenue Bonds (Þ) 1,000 6.125 07/01/60 979
Capital Trust Authority Revenue Bonds (Þ) 1,000 6.750 06/15/65 991
Capital Trust Authority Revenue Bonds (Þ) 2,100 6.625 07/01/65 2,141
Caymas Community Development District Special Assessment Revenue Bonds 100 5.625 05/01/54 101
Cedar Crossings Community Development District Special Assessment (Þ) 100 5.500 05/01/55 97
Center Lake Ranch West Community Development District Special Assessment 225 6.000 05/01/54 233
Central Parc Community Development District Special Assessment 100 5.700 05/01/44 101
Central Parc Community Development District Special Assessment 100 6.000 05/01/54 102
Centre Lake Community Development District Special Assessment 1,025 4.000 05/01/52 773
Century Gardens at Tamiami Community Development District Special Assessment 1,560 4.250 11/01/48 1,251
CFM Community Development District Special Assessment Revenue Bonds 490 4.000 05/01/51 398
Chaparral Palm Bay Community Development District Special Assessment 100 5.200 05/01/44 101
Chaparral Palm Bay Community Development District Special Assessment 200 5.500 05/01/55 200
Chapel Creek Community Development District Special Assessment (Þ) 30 3.375 05/01/41 25
Chapel Creek Community Development District Special Assessment (Þ) 45 4.000 05/01/52 36
Charles Cove Community Development District Special Assessment 100 4.000 05/01/52 80
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 195 5.500 10/01/36 195
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 2,000 4.000 10/01/51 1,635
City of Atlantic Beach Revenue Bonds 1,000 5.000 11/15/37 1,001
City of Gainesville Utilities System Revenue Bonds (~)(Ê) 2,200 3.250 10/01/42 2,200
City of Lake Helen Florida Revenue Bonds (Þ) 700 5.375 07/15/38 698
City of Palmetto Revenue Bonds 75 5.250 06/01/52 74
City of Palmetto Revenue Bonds 150 5.375 06/01/57 150
City of Palmetto Revenue Bonds 125 5.625 06/01/62 126
City of Pensacola Airport Revenue Bonds 3,085 5.500 10/01/55 3,240
City of Tampa Revenue Bonds 960 5.000 04/01/45 961
City of Venice Revenue Bonds (Þ) 100 5.500 01/01/55 96

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Venice Revenue Bonds (Þ) 175 5.625 01/01/60 170
Coddington Community Development District Special Assessment 100 5.750 05/01/52 102
Collier County Educational Facilities Authority Revenue Bonds 2,400 5.000 06/01/43 2,320
Collier County Health Facilities Authority Revenue Bonds 100 5.000 05/01/45 100
Collier County Health Facilities Authority Revenue Bonds 1,000 4.000 05/01/52 838
Concord Station Community Development District Special Assessment 275 3.625 05/01/35 267
Concord Station Community Development District Special Assessment 285 3.750 05/01/46 236
Concord Station Community Development District Special Assessment 100 4.750 05/01/46 95
Connerton East Community Development District Special Assessment 200 5.375 06/15/53 198
Copes Landing Community Development District Special Assessment 150 5.875 05/01/53 154
Copes Landing Community Development District Special Assessment 100 5.450 05/01/54 100
Coral Bay Lee County Community Development District Special Assessment 50 5.625 05/01/52 51
Coral Keys Homes Community Development District Special Assessment 115 4.000 05/01/40 105
Cordova Palms Community Development District Special Assessment 1,010 5.400 05/01/42 1,031
Cordova Palms Community Development District Special Assessment 1,455 4.000 05/01/52 1,170
Corkscrew Crossing Community Development District Special Assessment 150 5.300 05/01/53 147
Corkscrew Farms Community Development District Special Assessment (Þ) 90 5.000 11/01/38 91
Corkscrew Farms Community Development District Special Assessment (Þ) 100 5.125 11/01/50 97
Coronado Community Development District Special Assessment 24 4.000 05/01/31 24
Coronado Community Development District Special Assessment 44 4.250 05/01/38 43
County of Broward Port Facilities Revenue Bonds 200 4.000 09/01/44 183
County of Broward Port Facilities Revenue Bonds 2,000 5.250 09/01/47 2,068
County of Lake Revenue Bonds 500 5.750 08/15/50 486
County of Miami-Dade  Industrial Development Authority Revenue Bonds 900 5.000 09/15/34 901
County of Miami-Dade Aviation Revenue Bonds 2,775 5.000 10/01/49 2,786
County of Miami-Dade Revenue Bonds (µ) 450 4.649 10/01/45 184
County of Miami-Dade Seaport Department Revenue Bonds 1,165 5.250 10/01/52 1,181
County of Miami-Dade Water and Sewer System Revenue Bonds 2,750 5.000 10/01/55 2,835
County of Monroe Airport Revenue Bonds 2,250 5.000 10/01/52 2,128
County of Osceola Transportation Revenue Bonds (ae) 3,700 6.000 10/01/36 4,403
County of Osceola Transportation Revenue Bonds 1,340 5.000 10/01/44 1,349
County of Palm Beach Revenue Bonds (Þ) 625 5.750 10/01/55 638
County of Palm Beach Revenue Bonds (Þ) 100 6.750 10/01/55 102
County of Palm Beach Revenue Bonds (Þ) 1,000 5.750 10/01/65 1,013
Creekview Community Development District Special Assessment Revenue Bonds 200 5.375 05/01/44 200
Creekview Community Development District Special Assessment Revenue Bonds 300 5.625 05/01/55 294
Cresswind Lake Harris Community Development District Special Assessment 1,000 5.300 05/01/55 955
Cross Creek North Community Development District Special Assessment 200 4.500 05/01/52 175
Cross Creek North Community Development District Special Assessment 120 5.375 05/01/53 119
Crossings Community Development District Special Assessment 175 5.125 05/01/52 168
Crossings Community Development District Special Assessment 100 5.600 05/01/54 101
Crosswinds East Community Development District Special Assessment 100 5.450 05/01/54 98
Curiosity Creek Community Development District Special Assessment (Þ) 100 5.400 05/01/44 102
Curiosity Creek Community Development District Special Assessment (Þ) 100 5.700 05/01/55 101
Cypress Bay West Community Development District Special Assessment 100 5.250 05/01/43 101
Cypress Bay West Community Development District Special Assessment 100 5.500 05/01/53 100
Cypress Creek Reserve Community Development District Special Assessment 75 5.750 05/01/45 78
Cypress Creek Reserve Community Development District Special Assessment 160 6.000 05/01/56 164
Cypress Park Estates Community Development District Special Assessment 85 5.000 05/01/42 85
Cypress Park Estates Community Development District Special Assessment 85 5.125 05/01/52 82
Cypress Reserve Community Development District Special Assessment (Þ) 200 5.800 05/01/56 198

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
266 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Davenport Road South Community Development District Special Assessment (Þ) 295 5.000 11/01/38 298
Davenport Road South Community Development District Special Assessment (Þ) 150 5.125 11/01/48 147
Deer Run Community Development District Special Assessment 160 5.400 05/01/39 166
Deer Run Community Development District Special Assessment 200 5.500 05/01/44 205
Deerbrook Community Development District Special Assessment 100 5.500 05/01/53 100
Deering Park Stewardship District Special Assessment 350 6.000 05/01/45 364
Deering Park Stewardship District Special Assessment 250 6.250 05/01/55 257
Del Webb Oak Creek Community Development District Special Assessment 345 5.250 05/01/53 336
Del Webb River Reserve Community Development District Special Assessment 145 5.875 05/01/55 148
Del Webb Sunchase Community Development District Special Assessment 1,000 5.625 05/01/55 1,004
Durbin Crossing Community Development District Special Assessment (µ) 75 3.750 05/01/34 76
DW Bayview Community Development District Special Assessment (Þ) 75 3.375 05/01/41 63
Eagle Hammock Community Development District Special Assessment 190 5.375 05/01/52 189
Eagle Pointe Community Development District Special Assessment (Þ) 75 4.125 05/01/40 69
Eagle Pointe Community Development District Special Assessment (Þ) 225 4.125 05/01/51 186
East 547 Community Development District Special Assessment 60 6.500 05/01/54 64
East Bonita Beach Road Community Development District Special Assessment (Þ) 625 5.000 11/01/38 628
East Nassau Stewardship District Special Assessment 1,270 3.500 05/01/41 1,078
Eden Hills Community Development District Special Assessment 50 4.000 05/01/42 45
Eden Hills Community Development District Special Assessment 200 4.125 05/01/52 164
Edgewater East Community Development District Special Assessment 75 3.600 05/01/41 64
Edgewater East Community Development District Special Assessment 150 4.000 05/01/42 133
Edgewater East Community Development District Special Assessment 100 6.100 05/01/45 106
Edgewater East Community Development District Special Assessment 150 6.300 05/01/55 157
Edgewater West Community Development District Special Assessment 250 5.500 05/01/54 251
Elevation Pointe Community Development District Special Assessment 700 4.400 05/01/42 654
Entrada Community Development District Special Assessment 100 5.800 05/01/53 102
Epperson North Community Development District Special Assessment 50 5.300 05/01/44 51
Epperson North Community Development District Special Assessment 75 5.600 05/01/55 76
Escambia County Health Facilities Authority Revenue Bonds 830 4.000 08/15/45 731
Escambia County Health Facilities Authority Revenue Bonds (µ) 255 3.000 08/15/50 181
Escambia County Health Facilities Authority Revenue Bonds (µ) 5,525 4.000 08/15/50 4,824
Esplanade Lake Club Community Development District Special Assessment 100 5.875 05/01/55 102
Everlands Community Development District Special Assessment (Þ) 100 5.200 06/15/44 99
Everlands II Community Development District Special Assessment 50 5.200 06/15/44 50
Everlands II Community Development District Special Assessment 100 5.450 06/15/54 100
Fallschase Community Development District Special Assessment 100 3.375 05/01/41 84
Fallschase Community Development District Special Assessment 570 4.000 05/01/52 458
Firelight Community Development District Special Assessment Revenue Bonds 225 6.125 05/01/55 232
Firethorn Community Development District Special Assessment 1,125 5.600 05/01/55 1,108
Fish Lake Cover Community Development District Special Assessment 100 5.550 05/01/55 99
Fishhawk Ranch Community Development District Special Assessment (µ) 70 3.000 11/01/41 58
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 9,975 12.000 07/15/32 3,616
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/40 78
Florida Development Finance Corp. Revenue Bonds (µ) 940 4.000 02/01/46 849
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/30/46 73
Florida Development Finance Corp. Revenue Bonds 1,150 5.000 06/15/47 1,105
Florida Development Finance Corp. Revenue Bonds 225 5.000 06/01/50 193
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.250 06/01/50 211
Florida Development Finance Corp. Revenue Bonds (Þ) 115 5.000 09/15/50 99
Florida Development Finance Corp. Revenue Bonds (Þ) 150 5.000 06/01/51 136

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds (Þ) 500 4.000 07/01/51 379
Florida Development Finance Corp. Revenue Bonds 2,500 5.000 02/01/52 2,405
Florida Development Finance Corp. Revenue Bonds (Þ) 405 5.500 07/01/52 358
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.875 08/15/52 240
Florida Development Finance Corp. Revenue Bonds (Þ) 350 5.125 10/01/52 319
Florida Development Finance Corp. Revenue Bonds (µ) 350 5.250 07/01/53 344
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.250 06/01/54 236
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/01/55 145
Florida Development Finance Corp. Revenue Bonds (Þ) 160 5.000 06/01/55 103
Florida Development Finance Corp. Revenue Bonds (Þ) 1,220 5.250 06/01/55 1,121
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/30/56 134
Florida Development Finance Corp. Revenue Bonds (Þ) 315 5.625 07/01/56 281
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 10/01/56 161
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 5,300 10.000 07/01/57 3,988
Florida Development Finance Corp. Revenue Bonds (Þ) 225 6.000 08/15/57 217
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 06/01/59 163
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 3,100 10.000 07/15/59 1,124
Florida Higher Educational Facilities Financing Authority Revenue Bonds 125 5.000 03/01/39 103
Florida Higher Educational Facilities Financing Authority Revenue Bonds 350 5.000 03/01/44 270
Florida Higher Educational Facilities Financing Authority Revenue Bonds (Þ) 1,350 5.000 06/01/48 1,189
Florida Higher Educational Facilities Financing Authority Revenue Bonds 515 5.000 03/01/49 373
Florida Higher Educational Facilities Financing Authority Revenue Bonds (Þ) 4,220 6.250 07/01/55 4,230
Florida Keys Aqueduct Authority Revenue Bonds 975 5.000 09/01/49 975
Florida Local Government Finance Commission Revenue Bonds (Þ) 750 11.500 12/01/30 750
Florida Local Government Finance Commission Revenue Bonds (Þ) 400 11.000 12/22/30 400
Florida Local Government Finance Commission Revenue Bonds (Þ) 250 6.000 07/01/50 252
Florida Local Government Finance Commission Revenue Bonds (Þ) 125 6.000 07/01/55 125
Florida Local Government Finance Commission Revenue Bonds (Þ) 430 6.875 11/15/64 448
Forest Lake Community Development District Special Assessment (Þ) 305 5.375 05/01/42 311
Forest Lake Community Development District Special Assessment (Þ) 265 5.500 05/01/52 266
Fox Branch Ranch Community Development District Special Assessment 100 5.400 05/01/55 96
Gardens at Hammock Beach Community Development District Special Assessment 100 5.600 05/01/44 102
Gardens at Hammock Beach Community Development District Special Assessment 100 5.875 05/01/55 101
Gas Worx Community Development District Special Assessment (Þ) 2,000 6.000 05/01/57 2,030
GIR East Community Development District Special Assessment 125 5.300 05/01/45 124
GIR East Community Development District Special Assessment 175 5.500 05/01/55 169
Governors Park South Community Development District Special Assessment 160 5.400 05/01/45 160
Governors Park South Community Development District Special Assessment 100 5.650 05/01/55 97
Grand Bay at Doral Community Development District Special Assessment 65 4.750 05/01/36 65
Grand Bay at Doral Community Development District Special Assessment 70 5.000 05/01/46 68
Grand Oaks Community Development District Special Assessment 100 4.000 11/01/51 81
Greenbriar Community Development District Special Assessment 100 5.650 05/01/45 104
Greenbriar Community Development District Special Assessment 100 5.875 05/01/54 102
Groves at Lake Marion Community Development District Special Assessment (Þ) 100 5.600 12/15/55 99
Hacienda Lakes Community Development District Special Assessment 100 4.625 05/01/46 93
Hacienda North Community Development District Special Assessment 250 6.500 05/01/53 266
Hammock Oaks Community Development District Special Assessment 115 6.150 05/01/54 117
Hammock Oaks Community Development District Special Assessment (Þ) 155 5.750 05/01/55 156
Hammock Reserve Community Development District Special Assessment 50 4.700 05/01/42 48
Hammock Reserve Community Development District Special Assessment 145 5.000 05/01/52 137
Harbor Bay Community Development District Special Assessment 105 3.875 05/01/39 95

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
268 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Harbor Bay Community Development District Special Assessment 100 4.100 05/01/48 85
Harbor Reserve Community Development District Special Assessment 1,260 5.750 05/01/56 1,231
Harmony on Lake Eloise Community Development District Special Assessment 100 5.450 11/01/45 101
Harmony on Lake Eloise Community Development District Special Assessment 100 5.375 05/01/53 99
Harmony on Lake Eloise Community Development District Special Assessment 100 5.650 11/01/54 98
Harmony West Community Development District Special Assessment (Þ) 1,185 5.250 05/01/49 1,175
Harmony West Community Development District Special Assessment 100 5.650 05/01/55 100
Hawkstone Community Development District Special Assessment 100 3.875 11/01/39 90
Hawkstone Community Development District Special Assessment 150 5.375 05/01/43 153
Hawkstone Community Development District Special Assessment 100 4.000 11/01/51 81
Hawkstone Community Development District Special Assessment 130 5.500 05/01/53 131
Hawthorne Mill North Community Development District Special Assessment 110 5.500 05/01/54 110
Heights Community Development District County of Hillsborough Tax Allocation 150 5.000 01/01/38 150
Heights Community Development District County of Hillsborough Tax Allocation 300 5.000 01/01/50 286
Herons Glen Recreation District Special Assessment (µ) 105 2.500 05/01/40 84
Highlands Meadows II Community Development District Special Assessment 415 5.375 11/01/37 420
Highlands Meadows II Community Development District Special Assessment 100 5.500 11/01/47 100
Highlands Meadows West Community Development District Special Assessment 25 3.625 05/01/40 22
Highlands Meadows West Community Development District Special Assessment 35 4.000 05/01/50 28
Hillcrest Preserve Community Development District Special Assessment (Þ) 100 5.000 05/01/44 99
Hillcrest Preserve Community Development District Special Assessment (Þ) 150 5.300 05/01/54 147
Hills Minneola Community Development District Special Assessment (Þ) 160 4.000 05/01/40 146
Hills Minneola Community Development District Special Assessment 50 5.550 05/01/44 52
Hills Minneola Community Development District Special Assessment (Þ) 230 4.000 05/01/50 188
Hills Minneola Community Development District Special Assessment 100 5.875 05/01/54 103
Hills of Minneola Community Development District Special Assessment 100 5.600 05/01/56 100
Hillsborough County Industrial Development Authority Revenue Bonds (µ) 1,695 4.000 08/01/50 1,503
Hillsborough County Industrial Development Authority Revenue Bonds 3,305 4.000 08/01/55 2,766
Hobe-St. Lucie Conservancy District Special Assessment 100 5.600 05/01/44 104
Hunt Club Grove Community Development District Special Assessment 135 5.625 06/15/54 137
Hunt Club Grove Community Development District Special Assessment 100 5.600 12/15/55 100
Island Lakes Estate Special Assessment 150 6.000 12/15/53 155
Isles of Bartram Park Community Development District Special Assessment 195 4.625 11/01/37 193
Juniper Cove Community Development District Special Assessment 100 5.450 05/01/45 101
Juniper Cove Community Development District Special Assessment 100 5.700 05/01/55 99
K-Bar Ranch II Community Development District Special Assessment 100 3.125 05/01/41 81
K-Bar Ranch II Community Development District Special Assessment (Þ) 275 4.625 05/01/48 252
K-Bar Ranch III Community Development District Special Assessment (Þ) 375 5.875 05/01/45 396
K-Bar Ranch III Community Development District Special Assessment (Þ) 275 6.125 05/01/55 286
Kelly Park Community Development District Special Assessment 135 5.300 05/01/45 132
Kelly Park Community Development District Special Assessment 75 6.250 11/01/53 79
Kindred Community Development District II Special Assessment Revenue Bonds 100 5.650 05/01/43 104
Kindred Community Development District II Special Assessment Revenue Bonds 100 3.750 05/01/50 78
Kindred Community Development District II Special Assessment Revenue Bonds 100 5.875 05/01/54 102
Kingman Gate Community Development District Special Assessment 85 4.000 06/15/40 78
Kingman Gate Community Development District Special Assessment 60 4.000 06/15/50 49
Kings Creek I Community Development District Special Assessment 100 5.750 05/01/45 104
Kings Creek I Community Development District Special Assessment 175 6.000 05/01/55 180
Kingston One Community Development District Special Assessment 1,000 6.000 05/01/57 1,028
Kissimmee Park Community Development District Special Assessment 130 6.125 05/01/56 133
Kissimmee Park Community Development District Special Assessment 255 6.500 05/01/56 261

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Knightsbridge Community Development District Special Assessment (Þ) 1,000 5.500 06/15/54 1,003
Lake Deer Community Development District Special Assessment 125 5.625 05/01/53 127
Lake Emma Community Development District Special Assessment (Þ) 45 5.250 05/01/43 46
Lake Emma Community Development District Special Assessment (Þ) 100 5.500 05/01/53 100
Lake Frances Community Development District Special Assessment 87 3.000 05/01/26 87
Lakes of Sarasota Community Development District 2 Special Assessment 275 5.200 05/01/35 291
Lakes of Sarasota Community Development District 2 Special Assessment 100 5.700 05/01/55 101
Lakes of Sarasota Community Development District Special Assessment 285 3.900 05/01/41 254
Lakes of Sarasota Community Development District Special Assessment 200 4.125 05/01/41 183
Lakeside Preserve Community Development District Special Assessment 25 5.250 05/01/30 26
Lakeside Preserve Community Development District Special Assessment 65 6.000 05/01/43 69
Lakeside Preserve Community Development District Special Assessment 105 6.375 05/01/54 111
Lakewood Park Community Development District Special Assessment 100 5.750 05/01/53 102
Lakewood Ranch Stewardship District Special Assessment 915 4.875 05/01/35 915
Lakewood Ranch Stewardship District Special Assessment 100 5.000 05/01/36 100
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.000 05/01/37 100
Lakewood Ranch Stewardship District Special Assessment 150 5.250 05/01/37 151
Lakewood Ranch Stewardship District Special Assessment 315 5.125 05/01/46 313
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.125 05/01/47 99
Lakewood Ranch Stewardship District Special Assessment 225 5.375 05/01/47 225
Lakewood Ranch Stewardship District Special Assessment 240 5.450 05/01/48 241
Lakewood Ranch Stewardship District Special Assessment 190 3.900 05/01/50 153
Lakewood Ranch Stewardship District Special Assessment 800 4.000 05/01/52 643
Lakewood Ranch Stewardship District Special Assessment 100 5.550 05/01/54 101
Lakewood Ranch Stewardship District Special Assessment 320 6.300 05/01/54 336
Lakewood Ranch Stewardship District Special Assessment 100 5.500 05/01/55 100
Lakewood Ranch Stewardship District Special Assessment 500 6.000 05/01/56 512
Landings at Miami Community Development District Special Assessment (Þ) 330 4.625 11/01/38 325
Landings at Miami Community Development District Special Assessment (Þ) 100 4.750 11/01/48 93
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/35 105
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/38 101
Lee County Industrial Development Authority Revenue Bonds 275 5.250 10/01/52 254
Lee County Industrial Development Authority Revenue Bonds 300 5.250 11/15/54 301
Lee County Industrial Development Authority Revenue Bonds 775 5.250 10/01/57 707
Leomas Landing Community Development District Special Assessment 100 5.700 11/04/54 98
Liberty Cove Community Development District Special Assessment 175 5.700 05/01/54 178
Longleaf Community Development District Special Assessment Revenue Bonds 95 5.450 05/01/55 95
LT Ranch Community Development District Special Assessment 200 4.000 05/01/50 164
LT Ranch Community Development District Special Assessment 100 5.900 05/01/53 102
LT Ranch Community Development District Special Assessment 1,000 5.850 05/01/54 1,026
LTC Ranch West Residential Community Development District Special Assessment 60 3.250 05/01/31 57
LTC Ranch West Residential Community Development District Special Assessment 50 3.450 05/01/41 42
LTC Ranch West Residential Community Development District Special Assessment 95 5.650 05/01/54 93
LTC Ranch West Residential Community Development District Special Assessment 50 6.000 05/01/54 50
LTC Ranch West Residential Community Development District Special Assessment 85 6.050 05/01/54 88
Lucerne Park Community Development District Special Assessment 95 4.625 05/01/39 93
Lucerne Park Community Development District Special Assessment 95 4.750 05/01/50 87
Magnolia Island Community Development District Special Assessment 50 5.550 05/01/45 52
Magnolia Island Community Development District Special Assessment 120 5.750 05/01/55 122
Mandarin Grove Community Development District Special Assessment (Þ) 70 6.625 05/01/53 79
Marion Ranch Community Development District Special Assessment 50 5.700 05/01/44 52

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
270 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Marion Ranch Community Development District Special Assessment 130 5.950 05/01/54 134
McJunkin Parkland Community Development District Special Assessment (Þ) 200 5.125 11/01/38 203
McJunkin Parkland Community Development District Special Assessment (Þ) 250 5.250 11/01/49 247
Meadow View at Twin Creeks Community Development District Special Assessment 100 3.750 05/01/52 77
Mediterranea Community Development District Special Assessment 100 5.000 05/01/48 96
Merrick Square Community Development District Special Assessment 100 5.625 05/01/53 101
Miami Beach Health Facilities Authority Revenue Bonds 1,795 5.000 11/15/39 1,798
Miami Beach Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 884
Miami World Center Community Development District Special Assessment 510 5.125 11/01/39 512
Miami World Center Community Development District Special Assessment 1,150 5.250 11/01/49 1,155
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 130 5.250 07/01/52 115
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 185 5.500 07/01/61 167
Midtown Miami Community Development District Special Assessment 80 5.000 05/01/29 80
Mirada Community Development District Special Assessment Revenue Bonds 120 5.625 05/01/44 120
Mirada II Community Development District Special Assessment 125 3.500 05/01/41 106
Mirada II Community Development District Special Assessment 1,615 4.000 05/01/51 1,310
Mirada II Community Development District Special Assessment 145 5.750 05/01/53 147
Naples Reserve Community Development District Special Assessment (Þ) 40 5.000 11/01/38 40
Naples Reserve Community Development District Special Assessment (Þ) 190 5.125 11/01/48 186
Newfield Community Development District Special Assessment Revenue Bonds 1,805 5.625 05/01/45 1,863
Normandy Community Development District Special Assessment Revenue Bonds (Þ) 150 5.300 05/01/44 152
Normandy Community Development District Special Assessment Revenue Bonds (Þ) 200 5.550 05/01/54 201
North AR-1 Pasco Community Development District Special Assessment 390 5.750 05/01/43 407
North AR-1 Pasco Community Development District Special Assessment 50 5.750 05/01/44 52
North AR-1 Pasco Community Development District Special Assessment 120 6.000 05/01/54 124
North Loop Community Development District Special Assessment 150 6.625 05/01/54 162
North Park Isle Community Development District Special Assessment 100 3.375 11/01/41 83
North Park Isle Community Development District Special Assessment 235 4.000 11/01/51 190
North Powerline Road Community Development District Special Assessment (Þ) 140 5.625 05/01/52 142
Northlake Stewardship District Special Assessment 250 6.000 05/01/45 262
Northlake Stewardship District Special Assessment 250 6.200 05/01/56 257
Northridge Community Development District Special Assessment (Þ) 160 5.750 05/01/45 166
Northridge Community Development District Special Assessment (Þ) 200 6.000 05/01/55 205
Ocala Preserve Community Development District Special Assessment 1,125 3.100 11/01/41 898
Ocala Preserve Community Development District Special Assessment 95 5.700 05/01/43 99
Ocala Preserve Community Development District Special Assessment 100 5.875 05/01/53 103
Orange Blossom Ranch Community Development District Special Assessment 140 4.850 05/01/39 140
Orange Blossom Ranch Community Development District Special Assessment 100 5.250 06/15/43 101
Orange Blossom Ranch Community Development District Special Assessment 215 5.000 05/01/49 206
Orange Blossom Ranch Community Development District Special Assessment 100 5.375 06/15/53 99
Orange County Health Facilities Authority Revenue Bonds 805 4.500 10/01/56 760
Orchid Grove Community Development District Special Assessment 1,245 5.000 05/01/36 1,246
Osceola Chain Lakes Community Development District Special Assessment 100 4.000 05/01/40 91
Pacific Ace Community Development District Special Assessment 100 5.500 05/01/55 100
Paddocks Community Development District Special Assessment (Þ) 140 5.450 05/01/55 136
Palermo Community Development District Special Assessment 100 5.000 06/15/43 100
Palermo Community Development District Special Assessment 100 5.350 06/15/45 101
Palermo Community Development District Special Assessment 125 5.250 06/15/53 122
Palermo Community Development District Special Assessment 100 5.500 06/15/55 99
Palm Beach County Health Facilities Authority Revenue Bonds (Þ) 700 11.500 07/01/27 984
Palm Beach County Health Facilities Authority Revenue Bonds 175 4.000 06/01/36 172

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Palm Beach County Health Facilities Authority Revenue Bonds 435 5.000 05/15/53 398
Palm Beach County Health Facilities Authority Revenue Bonds 300 4.250 06/01/56 247
Palm Beach County Health Facilities Authority Revenue Bonds 200 7.625 05/15/58 224
Palm Coast 145 Community Development District Special Assessment (Þ) 500 6.250 05/01/35 528
Palm Coast 145 Community Development District Special Assessment (Þ) 250 6.500 05/01/45 275
Palm Coast 145 Community Development District Special Assessment (Þ) 250 6.750 05/01/57 272
Palm Coast Park Community Development District Special Assessment 730 3.125 05/01/41 591
Palm Coast Park Community Development District Special Assessment 100 5.400 05/01/43 102
Palm Coast Park Community Development District Special Assessment 1,200 4.000 05/01/52 965
Palm Coast Park Community Development District Special Assessment 100 5.600 05/01/53 101
Palm Gate Community Development District Special Assessment 100 5.300 06/15/45 100
Palm Gate Community Development District Special Assessment 100 5.550 06/15/55 98
Palm Glades Community Development District Special Assessment 120 5.000 05/01/39 120
Palm Glades Community Development District Special Assessment 250 4.200 11/01/48 221
Palmetto Ridge Community Development District Special Assessment 100 5.700 05/01/55 99
Parker Pointe Community Development District Special Assessment 1,000 5.750 05/01/54 1,019
Parkland Preserve Community Development District Special Assessment 490 5.250 05/01/39 498
Parkland Preserve Community Development District Special Assessment 340 5.375 05/01/50 340
Parkway Center Community Development District Special Assessment 130 4.375 05/01/31 135
Parkway Center Community Development District Special Assessment 175 4.700 05/01/49 164
Parrish Lakes Community Development District Special Assessment 75 5.125 05/01/43 75
Parrish Lakes Community Development District Special Assessment 50 5.375 05/01/43 51
Parrish Lakes Community Development District Special Assessment 95 5.400 05/01/53 95
Parrish Lakes Community Development District Special Assessment 150 5.625 05/01/53 152
Parrish Lakes Community Development District Special Assessment 170 5.800 05/01/54 170
Parrish Lakes II Community Development District Special Assessment 250 5.125 05/01/44 251
Parrish Lakes II Community Development District Special Assessment 450 5.450 05/01/54 450
Parrish Plantation Community Development District Special Assessment 100 6.050 05/01/54 104
Pasadena Ridge Community Development District Special Assessment 100 5.050 05/01/44 100
Pasadena Ridge Community Development District Special Assessment 100 5.375 05/01/55 99
Peace Creek Community Development District Special Assessment 100 5.125 06/15/43 101
Peace Creek Community Development District Special Assessment 180 5.375 06/15/53 178
Peace Creek Community Development District Special Assessment 100 5.625 05/01/55 100
Peace Crossing Community Development District Special Assessment 225 5.700 05/01/44 225
Peace Crossing Community Development District Special Assessment 325 6.000 05/01/54 312
Pinellas County Educational Facilities Authority Revenue Bonds (Þ) 415 4.125 12/15/28 421
Pinellas County Industrial Development Authority Revenue Bonds 1,025 5.000 07/01/29 1,044
Pinery Community Development District Special Assessment 100 5.600 05/01/46 100
Pinery Community Development District Special Assessment 150 5.875 05/01/56 148
Portico Community Development District Special Assessment Revenue Bonds 25 3.625 05/01/40 22
Preserve at Legends Pointe Community Development District Special Assessment (Þ) 100 5.625 05/01/45 103
Preserve at Legends Pointe Community Development District Special Assessment (Þ) 100 5.875 05/01/55 102
Preserve at South Branch Community Development District Special Assessment 535 5.250 11/01/38 543
Preserve at South Branch Community Development District Special Assessment 100 4.000 11/01/39 95
Prosperity Lakes Community Development District Special Assessment 100 6.125 12/15/53 104
Radiance Community Development District Special Assessment (Þ) 175 6.200 05/01/45 182
Radiance Community Development District Special Assessment (Þ) 225 6.400 05/01/56 230
Randal Park Community Development District Special Assessment (Þ) 540 5.050 05/01/39 544
Randal Park Community Development District Special Assessment (Þ) 895 5.200 05/01/49 882
Reflection Bay Community Development District Special Assessment 100 5.625 05/01/45 103
Reflection Bay Community Development District Special Assessment 100 5.875 05/01/55 102

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
272 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Regal Village Community Development District Special Assessment 150 5.500 05/01/54 150
Reunion East Community Development District Special Assessment 2,000 3.150 05/01/41 1,757
Reunion West Community Development District Special Assessment 30 4.500 05/01/39 29
Reunion West Community Development District Special Assessment 85 4.625 05/01/50 77
Ridge at Heath Brook Community Development District Special Assessment 25 5.250 05/01/43 25
Ridge at Heath Brook Community Development District Special Assessment 50 5.500 05/01/53 50
River Hall Community Development District Special Assessment (Þ) 65 5.350 05/01/44 66
River Hall Community Development District Special Assessment 600 4.000 05/01/51 487
River Hall Community Development District Special Assessment 150 6.500 05/01/54 160
River Hall Community Development District Special Assessment (Þ) 75 5.625 05/01/55 76
River Landing Community Development District Special Assessment 100 5.450 05/01/55 97
Riverwalk Community Development District Special Assessment 100 5.800 05/01/54 102
Riverwalk Community Development District Special Assessment (Þ) 100 5.450 05/01/55 98
Rivington Community Development District Special Assessment Revenue Bonds 420 4.000 05/01/52 338
Rolling Hills Community Development District Special Assessment 950 4.000 05/01/52 764
Rolling Oaks Community Development District Special Assessment (Þ) 100 5.375 11/01/38 102
Rolling Oaks Community Development District Special Assessment (Þ) 200 5.500 11/01/49 201
Rolling Oaks Community Development District Special Assessment (Þ) 150 6.500 05/01/53 154
Rookery Community Development District Special Assessment Revenue Bonds 225 5.350 05/01/55 216
Rustic Oaks Community Development District Special Assessment 1,000 3.450 05/01/42 830
Rye Crossing Community Development District Special Assessment 100 5.250 05/01/53 97
Rye Ranch Community Development District Special Assessment (Þ) 60 6.000 11/01/53 62
Rye Ranch Community Development District Special Assessment 200 6.625 05/01/54 215
Saltleaf Community Development District Special Assessment 300 6.000 05/01/56 310
Saltmeadows Community Development District Special Assessment 125 5.500 05/01/53 125
Saltmeadows Community Development District Special Assessment (Þ) 100 6.000 05/01/55 103
Sandmine Road Community Development District Special Assessment (Þ) 60 3.625 05/01/40 53
Sandmine Road Community Development District Special Assessment (Þ) 50 3.750 05/01/50 39
Sandmine Road Community Development District Special Assessment 100 6.000 11/01/52 103
Sarasota County Public Hospital District Revenue Bonds 1,000 4.000 07/01/48 903
Savanna Lakes Community Development District Special Assessment 50 5.500 06/15/54 50
Sawgrass Village Community Development District Special Assessment 200 5.750 05/01/53 204
Sawgrass Village Community Development District Special Assessment 135 6.375 11/01/53 143
Scenic Terrace North Community Development District Special Assessment 120 5.875 05/01/43 126
Scenic Terrace North Community Development District Special Assessment 140 6.125 05/01/54 146
Scenic Terrace South Community Development District Special Assessment 100 4.500 05/01/42 94
Scenic Terrace South Community Development District Special Assessment 100 6.750 11/01/53 108
Seaton Creek Reserve Community Development District Special Assessment (Þ) 100 5.500 06/15/53 100
Sebastian Isles Community Development District Special Assessment 100 5.300 05/01/54 96
Seminole County Industrial Development Authority Revenue Bonds (Þ) 335 4.000 06/15/51 250
Seminole County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 06/15/56 72
Seminole Improvement District Revenue Bonds 100 5.300 10/01/37 101
Seminole Palms Community Development District Special Assessment 90 5.700 05/01/53 91
Shell Point Community Development District Special Assessment (Þ) 100 5.250 11/01/39 101
Shell Point Community Development District Special Assessment (Þ) 175 5.375 11/01/49 175
Sherwood Manor Community Development District Special Assessment 75 5.500 05/01/43 77
Sherwood Manor Community Development District Special Assessment (Þ) 200 5.250 11/01/49 198
Sherwood Manor Community Development District Special Assessment 135 5.625 05/01/53 137
Silverlake Community Development District Special Assessment 100 5.500 05/01/53 100
Six Mile Creek Community Development District Special Assessment 20 4.125 11/01/40 18
Six Mile Creek Community Development District Special Assessment 750 3.400 05/01/41 654

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Six Mile Creek Community Development District Special Assessment 75 3.500 05/01/41 64
Six Mile Creek Community Development District Special Assessment 45 4.250 11/01/50 38
Six Mile Creek Community Development District Special Assessment 125 5.700 05/01/54 127
Six Mile Creek Community Development District Special Assessment 100 5.375 05/01/55 99
Solaeris Community Development District Special Assessment 140 6.000 05/01/44 156
Solaeris Community Development District Special Assessment 225 6.250 05/01/55 241
Solaeris Community Development District Special Assessment (Þ) 200 6.300 05/01/56 210
Somerset Bay Community Development District Special Assessment Revenue Bonds
(Þ) 100 5.900 05/01/54 100
South Broward Hospital District Revenue Bonds 1,750 3.000 05/01/51 1,256
Southern Groves Community Development District No. 5 Special Assessment 2,625 4.000 05/01/48 2,189
Southpointe of Manatee County Community Development District Special
Assessment (Þ) 100 5.625 05/01/56 99
Southshore Bay Community Development District Special Assessment 100 5.625 05/01/54 101
Springs at Lake Alfred Community Development District Special Assessment 50 5.250 05/01/44 51
Springs at Lake Alfred Community Development District Special Assessment 100 5.600 05/01/54 101
St. Augustine Lakes Community Development District Special Assessment 990 5.500 06/15/53 994
St. Johns County Industrial Development Authority Revenue Bonds 550 4.000 12/15/41 472
St. Johns County Industrial Development Authority Revenue Bonds 25 4.000 12/15/46 20
St. Johns County Industrial Development Authority Revenue Bonds 200 4.000 12/15/50 156
St. Johns County Industrial Development Authority Revenue Bonds 375 4.000 08/01/55 311
Stellar North Community Development District Special Assessment 755 3.200 05/01/41 645
Stonegate Preserve Community Development District Special Assessment 200 6.125 12/15/53 209
Stonegate Preserve Community Development District Special Assessment 125 5.875 06/15/55 129
Stoneybrook North Community Development District Special Assessment 100 6.375 11/01/52 110
Stoneybrook South at Championsgate Community Development District Special
Assessment 200 4.500 06/15/39 194
Stoneybrook South at Championsgate Community Development District Special
Assessment 150 4.625 06/15/49 136
Stoneybrook South at Championsgate Community Development District Special
Assessment 100 5.500 06/15/53 100
Stoneybrook South Community Development District Special Assessment (Þ) 1,125 3.750 12/15/50 877
Storey Creek Community Development District Special Assessment 50 5.200 06/15/42 51
Storey Creek Community Development District Special Assessment 75 5.375 06/15/52 75
Stuart Crossing Community Development District Special Assessment (Þ) 100 5.500 05/01/54 100
Summer Woods Community Development District Special Assessment 15 3.400 05/01/41 13
Summer Woods Community Development District Special Assessment 15 4.000 05/01/51 12
Summer Woods Community Development District Special Assessment 310 4.000 05/01/52 249
Sunbridge Stewardship District Special Assessment 200 5.350 05/01/52 198
Tamarindo Community Development District Special Assessment Revenue Bonds 50 3.375 05/01/41 42
Tapestry Community Development District Special Assessment Revenue Bonds 100 5.000 05/01/46 98
Terreno Community Development District Special Assessment 100 5.400 05/01/45 100
Terreno Community Development District Special Assessment 100 5.250 05/01/53 97
Terreno Community Development District Special Assessment 100 5.650 05/01/55 98
Timber Creek Community Development District Special Assessment (Þ) 1,000 5.000 11/01/48 961
Timber Creek Southwest Community Development District Special Assessment 250 3.300 12/15/41 205
Timber Creek Southwest Community Development District Special Assessment 1,250 4.000 12/15/51 1,009
Tohoqua Community Development District Special Assessment Revenue Bonds 100 3.600 05/01/41 86
Tolomato Community Development District Special Assessment (µ) 200 3.750 05/01/40 196
Tolomato Community Development District Special Assessment (Þ) 100 5.625 05/01/40 101
Toscana Isles Community Development District Special Assessment 215 5.375 11/01/39 222
Toscana Isles Community Development District Special Assessment 245 5.500 11/01/49 247
Touchstone Community Development District Special Assessment (Þ) 100 4.625 06/15/38 99

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
274 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Touchstone Community Development District Special Assessment (Þ) 100 4.750 06/15/48 93
Towne Park Community Development District Special Assessment 60 4.625 05/01/50 54
Towns at Woodsdale Community Development District Special Assessment (Þ) 100 6.375 11/01/53 106
Tradition Community Development District No. 9 Special Assessment 125 3.000 05/01/41 99
Tradition Community Development District No. 9 Special Assessment 100 4.000 05/01/52 80
Triple Creek Community Development District Special Assessment 15 5.250 11/01/27 15
Triple Creek Community Development District Special Assessment 80 6.125 11/01/46 83
Triple Creek Community Development District Special Assessment (Þ) 265 5.375 11/01/48 266
TSR Community Development District Special Assessment Revenue Bonds 200 5.000 11/01/39 201
TSR Community Development District Special Assessment Revenue Bonds 200 4.750 11/01/47 187
TSR Community Development District Special Assessment Revenue Bonds 485 5.125 11/01/49 472
Tuckers Pointe Community Development District Special Assessment 300 3.625 05/01/32 289
Tuckers Pointe Community Development District Special Assessment 100 4.000 05/01/52 80
Twisted Oaks Pointe Community Development District Special Assessment 75 5.875 05/01/43 79
Twisted Oaks Pointe Community Development District Special Assessment 50 6.125 05/01/54 52
Twisted Oaks Pointe Community Development District Special Assessment 120 6.000 05/01/55 124
Two Creeks Community Development District Special Assessment 100 3.500 05/01/32 100
Two Creeks Community Development District Special Assessment 100 3.625 05/01/37 94
Two Lakes Community Development District Special Assessment 150 3.750 12/15/39 134
Two Lakes Community Development District Special Assessment (Þ) 200 5.000 12/15/47 193
Two Rivers East Community Development District Special Assessment 275 5.875 05/01/53 282
Two Rivers North Community Development District Special Assessment 270 5.250 05/01/52 264
Two Rivers West Community Development District Special Assessment 150 6.000 05/01/43 159
Two Rivers West Community Development District Special Assessment 300 6.250 05/01/53 314
Two Rivers West Community Development District Special Assessment 145 6.125 11/01/53 151
Two Rivers West Community Development District Special Assessment 125 5.875 05/01/54 128
Union Park East Community Development District Special Assessment (Þ) 500 5.500 11/01/47 503
Varrea South Community Development District Special Assessment 125 5.400 05/01/53 124
V-Dana Community Development District Special Assessment 80 5.250 05/01/43 81
V-Dana Community Development District Special Assessment 100 5.375 05/01/45 102
V-Dana Community Development District Special Assessment (Þ) 100 4.000 05/01/51 81
V-Dana Community Development District Special Assessment 150 5.500 05/01/54 150
V-Dana Community Development District Special Assessment 125 5.550 05/01/55 126
Ventana Community Development District Special Assessment Revenue Bonds (Þ) 840 5.000 05/01/38 849
Ventana Community Development District Special Assessment Revenue Bonds (Þ) 500 5.125 05/01/49 488
Veranda Community Development District II Special Assessment 185 5.000 11/01/39 186
Veranda Community Development District II Special Assessment (Þ) 60 3.600 05/01/41 51
Veranda Community Development District II Special Assessment 160 5.125 05/01/44 161
Veranda Community Development District II Special Assessment 60 5.375 05/01/44 61
Veranda Community Development District II Special Assessment 265 5.125 11/01/49 257
Veranda Community Development District II Special Assessment (Þ) 50 4.000 05/01/51 41
Veranda Community Development District II Special Assessment 15 5.625 05/01/54 15
Veranda Landing Community Development District Special Assessment 100 5.500 06/15/53 100
Verandah East Community Development District Special Assessment 200 4.000 05/01/31 198
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/31 100
Verano No. 1 Community Development District Special Assessment 250 5.125 11/01/35 255
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/37 96
Verano No. 1 Community Development District Special Assessment 245 5.250 11/01/46 245
Verano No. 2 Community Development District Special Assessment 50 5.350 05/01/44 51
Verano No. 2 Community Development District Special Assessment 60 4.000 05/01/50 49
Verano No. 2 Community Development District Special Assessment 65 5.625 05/01/55 66

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 275
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Verano No. 3 Community Development District Special Assessment 470 6.625 11/01/52 501
Verano No. 4 Community Development District Special Assessment 75 5.375 05/01/43 77
Verano No. 4 Community Development District Special Assessment 75 5.625 05/01/53 76
Vida's Way Community Development District Special Assessment 100 4.875 05/01/44 96
Vida's Way Community Development District Special Assessment 150 5.200 05/01/54 141
Viera East Community Development District Special Assessment (µ) 50 2.750 05/01/38 43
Viera Stewardship District Special Assessment 100 5.300 05/01/43 102
Viera Stewardship District Special Assessment 250 5.500 05/01/54 251
Village Community Development District No. 13 Special Assessment Revenue Bonds
(Þ) 260 3.250 05/01/40 218
Village Community Development District No. 13 Special Assessment Revenue Bonds
(Þ) 575 3.500 05/01/51 427
Village Community Development District No. 14 Special Assessment Revenue Bonds 940 5.500 05/01/53 962
Village Community Development District No. 15 Special Assessment (Þ) 200 5.000 05/01/43 203
Village Community Development District No. 15 Special Assessment (Þ) 2,000 5.250 05/01/54 1,996
Villages of Glen Creek Community Development District Special Assessment 100 5.250 05/01/53 99
Villamar Community Development District Special Assessment 495 4.000 11/01/51 399
Villamar Community Development District Special Assessment 500 4.125 05/01/52 410
Villamar Community Development District Special Assessment 1,205 5.750 05/01/53 1,227
Vizcaya in Kendall Community Development District Special Assessment 100 4.125 11/01/46 80
Volusia County Educational Facility Authority Revenue Bonds 240 5.000 06/01/45 240
Waterford Community Development District Special Assessment 40 5.375 05/01/43 41
Waterford Community Development District Special Assessment 60 5.600 05/01/53 61
Waterford Community Development District Special Assessment 60 5.450 05/01/54 60
Waterford Community Development District Special Assessment 160 6.250 05/01/56 165
Watergrass Community Development District II Special Assessment 260 5.250 05/01/49 258
Waterset Central Community Development District Special Assessment (Þ) 150 5.125 11/01/38 152
Waterset Central Community Development District Special Assessment (Þ) 150 5.250 11/01/49 151
Wellness Ridge Community Development District Special Assessment 125 5.125 06/15/43 126
Wellness Ridge Community Development District Special Assessment (Þ) 100 5.000 06/15/44 99
Wellness Ridge Community Development District Special Assessment 125 5.375 06/15/53 124
Wellness Ridge Community Development District Special Assessment (Þ) 100 5.200 06/15/55 96
Wesbridge Community Development District Special Assessment 75 4.250 11/01/49 64
West Hillcrest Community Development District Special Assessment 100 5.500 06/15/53 100
West Port Community Development District Special Assessment 90 3.400 05/01/41 75
West Port Community Development District Special Assessment 50 5.250 05/01/52 49
West Port East Community Development District Special Assessment (Þ) 100 6.000
05/01/55
103
West Villages Improvement District Special Assessment 135 4.750 05/01/39 134
West Villages Improvement District Special Assessment 1,935 3.500 05/01/41 1,620
West Villages Improvement District Special Assessment 100 5.375 05/01/42 102
West Villages Improvement District Special Assessment 100 5.375 05/01/43 102
West Villages Improvement District Special Assessment 210 5.000 05/01/50 200
West Villages Improvement District Special Assessment 150 5.500 05/01/53 151
West Villages Improvement District Special Assessment 200 5.625 05/01/53 202
West Villages Improvement District Special Assessment 100 5.625 05/01/54 101
West Villages Improvement District Special Assessment 100 6.250 05/01/54 104
West Villages Improvement District Special Assessment 150 6.000 05/01/55 155
Westside Community Development District Special Assessment Revenue Bonds (Þ) 100 4.100 05/01/37 95
Westside Community Development District Special Assessment Revenue Bonds (Þ) 100 4.125 05/01/38 94
Westside Community Development District Special Assessment Revenue Bonds 815 4.000 05/01/50 636
Westside Haines City Community Development District Special Assessment 160 5.750 05/01/44 163
Westside Haines City Community Development District Special Assessment 160 6.000 05/01/54 162

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
276 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Westview North Community Development District Special Assessment 100 6.000 06/15/52 103
Westview South Community Development District Special Assessment 175 5.375 05/01/43 179
Westview South Community Development District Special Assessment 200 5.600 05/01/53 201
Westview South Community Development District Special Assessment 150 5.625 05/01/53 152
Westview South Community Development District Special Assessment (Þ) 250 6.200 05/01/55 258
Westwood of Pasco Community Development District Special Assessment 500 5.400 05/01/43 511
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/53 100
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/54 100
Wildblue Community Development District Special Assessment (Þ) 125 4.250 06/15/39 118
Wildblue Community Development District Special Assessment (Þ) 250 4.375 06/15/49 219
Willowbrook Community Development District Special Assessment 90 5.900 05/01/55 93
Willows Community Development District Special Assessment 100 5.750 05/01/52 102
Wind Meadows South Community Development District Special Assessment 930 4.000 05/01/52 748
Wind Meadows South Community Development District Special Assessment 125 5.625 05/01/53 126
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/45 98
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/49 96
Winding Oaks Community Development District Special Assessment 100 5.400 05/01/44 102
Winding Oaks Community Development District Special Assessment 100 5.700 05/01/55 102
Windward Preserve Community Development District Special Assessment 85 6.000 05/01/56 87
Woodland Crossing Community Development District Special Assessment (Þ) 200 6.125 05/01/56 206
Woodland Preserve Community Development District Special Assessment (Þ) 100 5.300 05/01/45 100
Woodland Preserve Community Development District Special Assessment (Þ) 100 5.500 05/01/55 98
Woodland Ranch Estates Community Development District Special Assessment 60 5.550 05/01/45 61
Woodland Ranch Estates Community Development District Special Assessment 100 5.750 05/01/55 98
Yarborough Lane Community Development District Special Assessment 1,625 5.600 05/01/55 1,639
Zephyr Lakes Community Development District Special Assessment 50 3.375 05/01/41 44
235,811
Georgia - 2.1%
Atlanta Development Authority (The) Revenue Bonds (Þ) 3,200 6.500 12/15/48 2,843
Atlanta Development Authority (The) Revenue Bonds (Þ) 3,540 6.000 07/01/50 3,657
Atlanta Development Authority (The) Tax Allocation (Þ) 1,125 5.500 04/01/39 1,149
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 3,330 3.875 07/01/51 2,851
City of Rockdale Special Assessment Revenue Bonds (Þ) 394 7.500 09/15/54 402
Columbia County Hospital Authority Revenue Bonds 130 5.125 04/01/53 133
Columbia County Hospital Authority Revenue Bonds 1,100 5.750 04/01/53 1,183
Coweta County Residential Care Facilities for the Elderly Authority Revenue Bonds 970 4.000 03/01/36 897
Development Authority of Burke County (The) Revenue Bonds 1,000 4.125 11/01/45 924
Development Authority of Burke County (The) Revenue Bonds (~)(Ê) 600 3.100 11/01/52 600
Development Authority of Cobb County (The) Revenue Bonds 1,450 5.000 07/15/38 1,452
Development Authority of Lagrange Revenue Bonds 290 5.000 10/15/52 242
East Palm Drive Community Development District Special Assessment 100 5.375 06/15/54 98
Gainesville and Hall County Development Authority Educational Facilities Revenue
Bonds (Æ)(Ø) 100 5.125 03/01/52 51
George L Smith II Congress Center Authority Revenue Bonds (Þ) 1,210 3.625 01/01/31 1,179
George L Smith II Congress Center Authority Revenue Bonds (Þ) 160 5.000 01/01/36 164
George L Smith II Congress Center Authority Revenue Bonds 7,700 4.000 01/01/54 6,532
George L Smith II Congress Center Authority Revenue Bonds (Þ) 2,795 5.000 01/01/54 2,597
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 300 5.000 08/01/34 300
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 4.000 08/01/38 955
Lawson Dunes Community Development District Special Assessment 45 5.000 05/01/42 45
Lawson Dunes Community Development District Special Assessment 80 5.125 05/01/52 77
Main Street Natural Gas, Inc. Revenue Bonds 350 5.000 05/15/43 355

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 277
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,035 5.000 07/01/53 1,100
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 145 5.000 12/01/53 156
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,000 5.000 06/01/55 1,095
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 3,500 5.000 12/01/55 3,759
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,365 5.000 07/01/48 2,420
Municipal Electric Authority of Georgia Revenue Bonds (µ) 3,220 4.000 01/01/49 2,774
Municipal Electric Authority of Georgia Revenue Bonds 2,000 4.000 01/01/49 1,749
Municipal Electric Authority of Georgia Revenue Bonds (µ) 1,500 4.000 01/01/49 1,360
Municipal Electric Authority of Georgia Revenue Bonds 1,000 5.000 01/01/49 1,007
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,000 5.000 01/01/56 2,001
Municipal Electric Authority of Georgia Revenue Bonds 1,500 4.000 01/01/59 1,308
Municipal Electric Authority of Georgia Revenue Bonds 1,500 5.000 01/01/63 1,467
Private Colleges and Universities Authority Revenue Bonds 1,000 5.000 10/01/40 1,001
Private Colleges and Universities Authority Revenue Bonds (~)(Ê) 450 2.380 09/01/52 450
Savannah Georgia Convention Center Authority Revenue Bonds 250 5.250 06/01/61 249
Savannah Georgia Convention Center Authority Revenue Bonds (Þ) 800 6.250 06/01/61 797
Sunbridge Stewardship District Special Assessment 175 5.500 05/01/52 176
51,555
Guam - 0.5%
American Samoa Economic Development Authority Revenue Bonds (Þ) 100 3.720 09/01/27 98
American Samoa Economic Development Authority Revenue Bonds (Þ) 625 5.000 09/01/38 635
American Samoa Economic Development Authority Revenue Bonds (Þ) 850 5.250 09/01/45 856
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.125 10/01/34 109
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.250 10/01/36 109
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/40 107
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/43 103
Guam Department of Education Certificate of Participation 750 4.250 02/01/30 754
Guam Department of Education Certificate of Participation 545 5.000 02/01/40 541
Guam Government Waterworks Authority Revenue Bonds 1,605 5.000 01/01/46 1,606
Guam Government Waterworks Authority Revenue Bonds 630 5.000 01/01/50 648
Port Authority of Guam Revenue Bonds 200 5.000 07/01/36 208
Territory of Guam General Obligation Unlimited 285 5.000 11/15/31 302
Territory of Guam Revenue Bonds 500 5.000 12/01/31 504
Territory of Guam Revenue Bonds 400 5.000 11/01/35 425
Territory of Guam Revenue Bonds 2,825 4.000 01/01/36 2,889
Territory of Guam Revenue Bonds 1,420 4.000 01/01/42 1,370
11,264
Hawaii - 0.4%
Kauai County Community Facilities District Special Tax 1,250 5.000 05/15/51 1,228
State of Hawaii Airports System Revenue Bonds 1,000 5.000 07/01/51 1,016
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 3,850 6.000 07/01/28 3,944
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 1,105 5.000 01/01/30 1,105
State of Hawaii Department of Budget and Finance Revenue Bonds 130 4.000 03/01/37 129
State of Hawaii Department of Budget and Finance Revenue Bonds 1,360 3.200 07/01/39 1,224
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 250 5.000 07/01/39 245
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 250 5.125 07/01/43 241
State of Hawaii Department of Budget and Finance Revenue Bonds 105 3.500 10/01/49 83
9,215
Idaho - 0.3%
Avimor Community Infrastructure District No. 1 Special Assessment (Þ) 171 5.875 09/01/53 177
Idaho Health Facilities Authority Revenue Bonds 400 5.000 09/01/37 401
Idaho Health Facilities Authority Revenue Bonds 750 4.375 03/01/53 710

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
278 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Idaho Housing and Finance Association Revenue Bonds 1,730 4.650 01/01/54 1,710
Power County Industrial Development Corp. Revenue Bonds 1,250 6.450 08/01/32 1,253
Spring Valley Community Infrastructure District No. 1 Special Assessment (Þ) 2,271 3.750 09/01/51 2,152
6,403
Illinois - 7.0%
Bridgeview Finance Corp. Sales Tax Revenue Bonds 2,100 5.000 12/01/37 2,118
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 500 5.750 04/01/35 511
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 5,055 5.000 04/01/46 4,870
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 2,150 5.750 04/01/48 2,258
Chicago Board of Education General Obligation Unlimited 100 6.038 12/01/29 99
Chicago Board of Education General Obligation Unlimited (µ) 325 5.000 12/01/30 340
Chicago Board of Education General Obligation Unlimited 1,600 5.000 12/01/31 1,632
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/32 1,039
Chicago Board of Education General Obligation Unlimited 320 5.125 12/01/32 320
Chicago Board of Education General Obligation Unlimited (µ) 350 5.000 12/01/34 362
Chicago Board of Education General Obligation Unlimited 250 5.250 12/01/35 250
Chicago Board of Education General Obligation Unlimited 990 5.000 12/01/36 991
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/37 1,845
Chicago Board of Education General Obligation Unlimited 1,000 5.000 12/01/37 1,002
Chicago Board of Education General Obligation Unlimited 75 5.250 12/01/39 74
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/41 1,766
Chicago Board of Education General Obligation Unlimited 3,040 4.000 12/01/42 2,613
Chicago Board of Education General Obligation Unlimited 2,605 5.000 12/01/42 2,510
Chicago Board of Education General Obligation Unlimited 585 4.000 12/01/43 494
Chicago Board of Education General Obligation Unlimited 710 5.000 12/01/44 679
Chicago Board of Education General Obligation Unlimited 6,690 5.000 12/01/46 6,301
Chicago Board of Education General Obligation Unlimited 1,460 6.500 12/01/46 1,479
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 7.000 12/01/46 1,531
Chicago Board of Education General Obligation Unlimited 1,800 4.000 12/01/47 1,456
Chicago Board of Education General Obligation Unlimited 4,905 5.000 12/01/47 4,574
Chicago Board of Education General Obligation Unlimited 275 6.000 12/01/49 281
Chicago Board of Education General Obligation Unlimited 6,985 5.750 12/01/50 7,032
Chicago Board of Education Revenue Bonds 2,240 5.000 04/01/42 2,246
Chicago Board of Education Revenue Bonds 1,725 5.000 04/01/46 1,699
Chicago Board of Education Revenue Bonds 4,720 6.000 04/01/46 4,784
Chicago O'Hare International Airport Revenue Bonds 170 5.000 01/01/47 170
Chicago O'Hare International Airport Revenue Bonds 200 4.500 01/01/48 192
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 999
Chicago O'Hare International Airport Revenue Bonds 600 5.000 01/01/52 590
Chicago O'Hare International Airport Revenue Bonds (µ) 3,635 5.500 01/01/53 3,754
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds 3,120 5.000 12/01/46 3,121
City of Belleville Sales Tax Revenue Tax Allocation 35 3.750 07/01/41 33
City of Burbank Illinois Revenue Bonds (Þ) 2,105 6.250 02/01/51 2,123
City of Calumet City General Obligation Unlimited 1,620 4.500 03/01/37 1,613
City of Chicago General Obligation Unlimited 360 5.000 01/01/30 378
City of Chicago General Obligation Unlimited 940 5.000 01/01/31 970
City of Chicago General Obligation Unlimited 4,525 6.000 01/01/38 4,591
City of Chicago General Obligation Unlimited 275 6.000 01/01/43 299
City of Chicago General Obligation Unlimited 1,415 5.500 01/01/49 1,406
City of Chicago General Obligation Unlimited 1,000 6.000 01/01/50 1,042
City of Chicago Wastewater Transmission Revenue Bonds (µ) 210 4.000 01/01/52 187

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Marion Sales Tax Revenue Bonds 1,790 6.375 06/01/45 1,745
City of Marion Sales Tax Revenue Bonds 1,275 6.625 06/01/55 1,231
County of Cook Revenue Bonds 300 6.500 01/01/45 293
Eastern Illinois Economic Development Authority Revenue Bonds 425 6.000 05/01/46 415
Eastern Illinois Economic Development Authority Revenue Bonds 2,000 7.000 02/15/56 1,937
Illinois Finance Authority Revenue Bonds 250 5.500 04/01/32 250
Illinois Finance Authority Revenue Bonds 875 5.000 05/15/33 870
Illinois Finance Authority Revenue Bonds 500 2.250 07/01/33 468
Illinois Finance Authority Revenue Bonds (Þ) 1,500 5.250 08/01/35 1,526
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 446 5.000 05/15/36 46
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/36 1,006
Illinois Finance Authority Revenue Bonds 1,350 5.500 04/01/37 1,299
Illinois Finance Authority Revenue Bonds 1,865 5.000 05/15/37 1,889
Illinois Finance Authority Revenue Bonds 630 5.000 12/01/37 607
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 321 4.000 05/15/41 33
Illinois Finance Authority Revenue Bonds (Þ) 3,250 4.000 10/01/42 2,831
Illinois Finance Authority Revenue Bonds (Þ) 100 6.000 10/01/45 101
Illinois Finance Authority Revenue Bonds 1,000 5.000 08/01/46 959
Illinois Finance Authority Revenue Bonds (Þ) 350 5.875 09/01/46 343
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/47 91
Illinois Finance Authority Revenue Bonds 100 5.000 05/15/47 96
Illinois Finance Authority Revenue Bonds 250 5.500 10/01/47 256
Illinois Finance Authority Revenue Bonds 1,500 5.000 12/01/47 1,454
Illinois Finance Authority Revenue Bonds (Þ) 2,545 6.125 04/01/49 2,504
Illinois Finance Authority Revenue Bonds (~)(Ê) 8,465 3.050 08/15/49 8,465
Illinois Finance Authority Revenue Bonds 270 5.000 12/01/49 232
Illinois Finance Authority Revenue Bonds 1,000 5.000 02/15/50 905
Illinois Finance Authority Revenue Bonds 2,300 4.000 10/01/50 1,952
Illinois Finance Authority Revenue Bonds (Þ) 100 6.125 10/01/50 100
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 4.125 12/01/50 1,025
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/51 43
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/52 88
Illinois Finance Authority Revenue Bonds 250 6.625 05/15/52 261
Illinois Finance Authority Revenue Bonds 200 5.250 10/01/52 198
Illinois Finance Authority Revenue Bonds (Þ) 500 5.625 08/01/53 510
Illinois Finance Authority Revenue Bonds 1,000 5.250 05/15/54 831
Illinois Finance Authority Revenue Bonds 1,000 4.000 10/01/55 821
Illinois Finance Authority Revenue Bonds 1,550 5.375 11/01/55 1,527
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/56 42
Illinois Finance Authority Revenue Bonds 500 5.500 06/01/57 445
Illinois Finance Authority Revenue Bonds (Þ) 2,780 6.125 04/01/58 2,682
Illinois Finance Authority Revenue Bonds 500 6.750 05/15/58 523
Illinois Housing Development Authority Revenue Bonds 825 4.875 04/01/50 826
Illinois Sports Facilities Authority (The) Revenue Bonds 575 5.000 06/15/31 618
Illinois State Toll Highway Authority Revenue Bonds 1,500 5.000 01/01/36 1,503
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 10 2.778 06/15/30 9
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 2,100 3.869 06/15/38 1,313
Metropolitan Pier and Exposition Authority Revenue Bonds 1,500 4.299 06/15/41 785
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 500 4.000 12/15/42 477
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 5,000 4.439 06/15/43 2,351
Metropolitan Pier and Exposition Authority Revenue Bonds 250 4.000 06/15/50 215

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
280 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Pier and Exposition Authority Revenue Bonds 3,060 5.000 06/15/50 3,052
Metropolitan Pier and Exposition Authority Revenue Bonds 10,000 5.177 12/15/51 2,709
Metropolitan Pier and Exposition Authority Revenue Bonds 6,500 4.000 06/15/52 5,554
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 550 5.087 12/15/52 145
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 115 5.058 12/15/54 28
Metropolitan Pier and Exposition Authority Revenue Bonds 2,170 5.216 12/15/54 500
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 1,835 5.108 12/15/56 394
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 265 5.126 12/15/56 57
Metropolitan Pier and Exposition Authority Revenue Bonds 7,100 5.265 12/15/56 1,457
Metropolitan Pier and Exposition Authority Revenue Bonds 720 5.000 06/15/57 713
Sales Tax Securitization Corp. Revenue Bonds 25 4.000 01/01/39 25
Sangamon County Water Reclamation District General Obligation Limited 1,000 5.750 01/01/53 1,002
Sangamon County Water Reclamation District General Obligation Unlimited (µ) 1,750 4.000 01/01/49 1,625
Southwestern Illinois Development Authority Revenue Bonds 200 5.750 08/01/42 200
State of Illinois General Obligation Unlimited 3,775 5.000 11/01/28 3,928
State of Illinois General Obligation Unlimited 750 5.000 10/01/29 793
State of Illinois General Obligation Unlimited 3,530 5.000 11/01/29 3,664
State of Illinois General Obligation Unlimited (µ) 265 4.000 02/01/31 267
State of Illinois General Obligation Unlimited 1,000 5.000 10/01/33 1,051
State of Illinois General Obligation Unlimited 500 5.000 12/01/35 515
State of Illinois General Obligation Unlimited 100 5.500 05/01/39 109
State of Illinois General Obligation Unlimited 2,600 5.000 12/01/39 2,686
State of Illinois General Obligation Unlimited (µ) 1,000 4.000 06/01/41 979
State of Illinois General Obligation Unlimited 2,500 4.000 11/01/41 2,367
State of Illinois General Obligation Unlimited 1,000 3.000 12/01/41 816
State of Illinois General Obligation Unlimited 100 4.500 12/01/41 100
State of Illinois General Obligation Unlimited 240 5.000 05/01/42 246
State of Illinois General Obligation Unlimited 250 5.000 12/01/42 255
State of Illinois General Obligation Unlimited 240 5.000 05/01/43 244
State of Illinois General Obligation Unlimited 1,250 5.750 05/01/45 1,323
Town of Cortland Special Service Areas No. 9 Special Tax 19 5.800 03/01/37 17
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 300 5.750 03/01/53 253
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 200 5.000 01/01/55 177
Village of Bellwood Tax Allocation Revenue Bonds 225 5.000 12/01/50 218
Village of Lincolnwood Il Certificate of Participation (Þ) 1,400 5.750 12/01/43 1,426
Village of Morton Grove Tax Increment Revenue Tax Allocation 1,000 5.000 01/01/39 1,000
169,516
Indiana - 0.8%
City of Goshen Revenue Bonds (Þ) 995 5.000 08/01/41 866
City of Valparaiso Revenue Bonds (Þ) 450 9.500 10/01/35 459
City of Valparaiso Revenue Bonds (Þ) 300 6.250 10/01/50 303
City of Valparaiso Revenue Bonds (Þ) 400 5.000 01/01/54 392
Indiana Finance Authority Revenue Bonds 240 3.000 11/01/30 238
Indiana Finance Authority Revenue Bonds 500 4.250 11/01/30 516
Indiana Finance Authority Revenue Bonds 400 5.000 10/01/32 400
Indiana Finance Authority Revenue Bonds 350 5.000 11/01/41 350
Indiana Finance Authority Revenue Bonds 2,000 5.500 03/01/44 2,099
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/44 85
Indiana Finance Authority Revenue Bonds 100 5.250 07/01/45 95
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/49 80
Indiana Finance Authority Revenue Bonds 1,950 5.625 07/01/50 1,887

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Indiana Finance Authority Revenue Bonds 200 5.000 06/01/53 198
Indiana Finance Authority Revenue Bonds 560 5.000 07/01/55 490
Indiana Finance Authority Revenue Bonds 200 5.250 07/01/55 181
Indiana Finance Authority Revenue Bonds 2,750 5.000 07/01/59 2,605
Indiana Finance Authority Revenue Bonds 510 5.375 06/01/64 516
Indiana Housing and Community Development Authority Revenue Bonds 2,500 5.750 01/01/36 2,500
Indiana Housing and Community Development Authority Revenue Bonds 1,900 5.500 01/01/37 1,890
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 250 6.000 03/01/53 262
Richmond Hospital Authority Revenue Bonds 50 5.000 01/01/35 50
Town of Upland Revenue Bonds 1,695 4.000 09/01/41 1,622
Town of Upland Revenue Bonds 200 2.500 09/01/50 120
Town of Whiteland Tax Allocation Revenue Bonds (Þ) 125 6.125 03/01/49 125
Town of Whitestown Indiana Tax Allocation (Þ) 1,250 6.000 09/01/50 1,242
19,571
Iowa - 0.8%
City of Coralville Revenue Bonds 1,720 5.000 05/01/42 1,728
Iowa Finance Authority Revenue Bonds 900 5.000 05/15/43 893
Iowa Finance Authority Revenue Bonds 1,000 5.500 10/01/45 1,015
Iowa Finance Authority Revenue Bonds 150 5.500 12/01/45 159
Iowa Finance Authority Revenue Bonds 1,200 5.000 05/15/47 1,118
Iowa Finance Authority Revenue Bonds 350 5.000 05/15/48 327
Iowa Finance Authority Revenue Bonds 2,000 5.000 05/15/49 1,873
Iowa Finance Authority Revenue Bonds (ae) 1,700 5.000 12/01/50 1,964
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 200 5.000 12/01/50 230
Iowa Finance Authority Revenue Bonds 200 5.250 12/01/50 203
Iowa Finance Authority Revenue Bonds 100 5.000 05/15/55 95
Iowa Finance Authority Revenue Bonds 1,500 5.750 10/01/55 1,500
Iowa Finance Authority Revenue Bonds 250 5.750 12/01/55 262
Iowa Higher Education Loan Authority Revenue Bonds 3,290 4.000 10/01/45 2,786
Iowa Higher Education Loan Authority Revenue Bonds 1,500 5.000 10/01/47 1,444
Iowa Higher Education Loan Authority Revenue Bonds 100 5.375 10/01/52 101
Iowa Higher Education Loan Authority Revenue Bonds 750 6.000 10/01/55 784
Iowa Tobacco Settlement Authority Revenue Bonds 785 5.085 06/01/65 112
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 2,000 4.000 06/01/49 1,689
State of Iowa Board of Regents Revenue Bonds (µ) 285 3.000 09/01/61 199
Xenia Rural Water District Revenue Bonds (ae) 1,250 5.000 12/01/36 1,279
19,761
Kansas - 0.3%
City of Garden Revenue Bonds (Þ) 200 5.375 06/01/39 202
City of Manhattan Revenue Bonds 75 4.000 06/01/46 62
City of Manhattan Revenue Bonds 150 4.000 06/01/52 115
City of Manhattan Revenue Bonds 1,325 5.500 06/01/60 1,303
City of Prairie Village Tax Allocation 60 3.125 04/01/36 58
City of Topeka Revenue Bonds 180 6.500 12/01/52 182
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/28 75
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/29 75
City of Wichita Health Care Facilities Revenue Bonds 150 5.000 05/15/34 146
City of Wichita Health Care Facilities Revenue Bonds 60 5.000 05/15/50 50
City of Wichita Health Care Facilities Revenue Bonds 575 6.750 06/01/60 582
Wyandotte County City Unified Government Revenue Bonds 515 5.000 09/01/27 515
Wyandotte County City Unified Government Revenue Bonds (Þ) 4,800 6.554 09/01/34 2,783
Wyandotte County City Unified Government Revenue Bonds 270 4.500 06/01/40 270

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
282 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wyandotte County-Kansas City Unified Government Tax Allocation (Þ) 1,000 5.500 03/01/41 976
7,394
Kentucky - 0.5%
City of Ashland Revenue Bonds 750 4.000 02/01/38 750
City of Henderson Revenue Bonds (Þ) 1,350 4.450 01/01/42 1,334
City of Henderson Revenue Bonds (Þ) 675 4.700 01/01/52 649
County of Carroll Environmental Facilities Authority Revenue Bonds 425 2.000 02/01/32 381
County of Carroll Environmental Facilities Authority Revenue Bonds 325 2.125 10/01/34 278
Kentucky Bond Development Corp. Revenue Bonds 1,165 4.000 03/01/46 1,043
Kentucky Economic Development Finance Authority Revenue Bonds 1,000 5.000 07/01/30 1,001
Kentucky Economic Development Finance Authority Revenue Bonds (~)(Ê) 2,250 2.370 05/01/34 2,250
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 150 4.000 06/01/37 151
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 12/01/41 98
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 06/01/45 90
Kentucky Economic Development Finance Authority Revenue Bonds 1,500 5.000 06/01/45 1,501
Kentucky Economic Development Finance Authority Revenue Bonds 2,700 5.000 08/01/49 2,744
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 575 5.250 04/01/54 624
12,894
Louisiana - 1.0%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 150 5.000 12/01/34 151
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 235 5.000 12/01/39 229
City of New Orleans General Obligation Unlimited 1,000 5.000 12/01/46 1,018
Lakeshore Villages Master Community Development District Special Assessment 220 4.125 06/01/39 193
Lakeshore Villages Master Community Development District Special Assessment 100 3.200 06/01/41 76
Lakeshore Villages Master Community Development District Special Assessment 735 5.375 06/01/42 752
Lakeshore Villages Master Community Development District Special Assessment 250 5.875 06/01/45 262
Lakeshore Villages Master Community Development District Special Assessment 200 4.375 06/01/48 164
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds 500 6.250 11/15/45 501
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 250 5.625 06/15/51 205
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 500 5.250 11/15/53 465
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 625 5.250 11/15/59 571
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 500 6.625 06/15/62 506
Louisiana Public Facilities Authority Revenue Bonds 635 4.000 05/15/42 617
Louisiana Public Facilities Authority Revenue Bonds 450 5.000 05/15/42 454
Louisiana Public Facilities Authority Revenue Bonds 300 5.000 05/15/46 299
Louisiana Public Facilities Authority Revenue Bonds (µ) 385 3.000 06/01/50 278
Louisiana Public Facilities Authority Revenue Bonds (Þ) 265 4.000 06/01/51 192
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.125 06/01/52 101
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/52 100
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 695 5.250 12/01/52 766
Louisiana Public Facilities Authority Revenue Bonds (Þ) 400 7.375 06/01/54 281
Louisiana Public Facilities Authority Revenue Bonds (Þ) 230 4.000 06/01/56 161
Louisiana Public Facilities Authority Revenue Bonds (Þ) 400 7.500 06/01/59 281
Louisiana Public Facilities Authority Revenue Bonds (Þ) 275 6.000 06/15/59 275
Louisiana Public Facilities Authority Revenue Bonds 2,120 5.500 09/01/59 2,146
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/62 101
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.375 06/01/62 150
Louisiana Public Facilities Authority Revenue Bonds 585 5.750 09/01/64 603
Louisiana Public Facilities Authority Revenue Bonds 11,550 5.000 09/01/66 10,823

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 283
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 100 6.100 06/01/38 110
Parish of St. James Revenue Bonds (Þ) 125 6.350 07/01/40 135
Plaquemines Port Harbor and Terminal District Revenue Bonds (Þ) 550 9.000 12/01/44 458
Port New Orleans Board of Commissioners Revenue Bonds (µ) 260 5.500 04/01/51 274
Port New Orleans Board of Commissioners Revenue Bonds (µ) 240 5.500 04/01/54 254
23,952
Maine - 0.1%
Finance Authority of Maine Revenue Bonds (~)(ae)(Ê)(Þ) 275 4.625 12/01/47 284
Maine Health and Higher Educational Facilities Authority Revenue Bonds 25 4.000 07/01/46 19
Maine Health and Higher Educational Facilities Authority Revenue Bonds 495 5.000 07/01/46 426
Maine Health and Higher Educational Facilities Authority Revenue Bonds 500 5.000 07/01/48 503
Maine Health and Higher Educational Facilities Authority Revenue Bonds 125 4.000 07/01/50 111
1,343
Maryland - 1.3%
City of Baltimore Revenue Bonds 100 5.000 09/01/28 102
City of Baltimore Revenue Bonds 150 5.000 09/01/35 151
City of Baltimore Revenue Bonds 300 5.000 09/01/38 302
City of Baltimore Revenue Bonds 180 5.000 09/01/39 180
City of Baltimore Revenue Bonds 735 5.000 09/01/42 733
City of Baltimore Revenue Bonds (Þ) 825 5.000 06/01/45 800
City of Baltimore Revenue Bonds 1,090 5.000 09/01/46 1,063
City of Baltimore Revenue Bonds 130 5.000 06/01/51 129
City of Baltimore Revenue Bonds (Þ) 1,225 5.250 06/01/55 1,196
City of Baltimore Tax Allocation (Þ) 100 3.500 06/01/39 89
City of Baltimore Tax Allocation (Þ) 100 3.625 06/01/46 84
City of Gaithersburg Revenue Bonds 175 5.000 01/01/37 180
City of Gaithersburg Revenue Bonds 300 5.125 01/01/42 304
County of Baltimore Revenue Bonds 150 4.000 01/01/45 136
County of Baltimore Revenue Bonds 865 4.000 01/01/50 748
County of Frederick Special Tax (Þ) 225 4.000 07/01/50 195
County of Frederick Tax Allocation (Þ) 1,985 4.625 07/01/43 1,871
County of Prince George's Special Obligation Tax Allocation (Þ) 340 5.250 07/01/48 335
Maryland Economic Development Corp. Revenue Bonds 400 3.997 04/01/34 294
Maryland Economic Development Corp. Revenue Bonds 1,100 4.000 07/01/39 1,030
Maryland Economic Development Corp. Revenue Bonds 75 4.000 07/01/40 71
Maryland Economic Development Corp. Revenue Bonds 5,000 5.250 06/30/47 5,067
Maryland Economic Development Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 3,625 5.000 07/01/48 3,864
Maryland Economic Development Corp. Revenue Bonds 100 4.250 07/01/50 90
Maryland Economic Development Corp. Revenue Bonds 225 5.000 07/01/50 225
Maryland Economic Development Corp. Revenue Bonds 1,000 5.250 06/30/53 1,010
Maryland Economic Development Corp. Revenue Bonds 4,250 5.750 07/01/53 4,422
Maryland Economic Development Corp. Revenue Bonds 2,500 5.250 06/30/55 2,481
Maryland Economic Development Corp. Revenue Bonds 125 5.000 06/01/58 125
Maryland Economic Development Corp. Revenue Bonds 500 6.000 07/01/58 526
Maryland Economic Development Corp. Tax Allocation 350 4.000 09/01/40 310
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 25 5.000 08/15/41 25
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 07/01/43 1,262
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 01/01/51 1,374
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (Þ) 100 5.500 05/01/52 91
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.125 07/01/53 99
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.250 07/01/63 99
Maryland Stadium Authority Revenue Bonds 1,200 5.038 05/01/53 314

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
284 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maryland Stadium Authority Revenue Bonds 1,000 5.158 05/01/54 242
Maryland Stadium Authority Revenue Bonds 750 5.172 05/01/55 172
31,791
Massachusetts - 1.3%
Commonwealth of Massachusetts General Obligation Limited 1,500 5.000 10/01/51 1,559
Commonwealth of Massachusetts General Obligation Limited 560 5.000 05/01/53 582
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds 575 5.250 07/01/48 613
Massachusetts Development Finance Agency Revenue Bonds 1,580 5.000 10/01/35 1,592
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 10/01/37 1,007
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/38 977
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 11/15/38 103
Massachusetts Development Finance Agency Revenue Bonds 1,000 4.000 09/01/39 992
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,300 5.000 07/01/41 1,157
Massachusetts Development Finance Agency Revenue Bonds 150 5.000 10/01/43 138
Massachusetts Development Finance Agency Revenue Bonds 3,585 5.000 07/01/44 3,501
Massachusetts Development Finance Agency Revenue Bonds 200 5.000 08/15/45 200
Massachusetts Development Finance Agency Revenue Bonds 1,405 6.000 09/01/45 1,532
Massachusetts Development Finance Agency Revenue Bonds (Þ) 150 5.125 11/15/46 152
Massachusetts Development Finance Agency Revenue Bonds 4,000 5.000 10/01/48 3,700
Massachusetts Development Finance Agency Revenue Bonds 175 5.250 07/01/50 176
Massachusetts Development Finance Agency Revenue Bonds 225 6.000 07/01/50 237
Massachusetts Development Finance Agency Revenue Bonds 510 5.500 08/15/50 531
Massachusetts Development Finance Agency Revenue Bonds (~)(Ê) 7,900 3.100 07/01/52 7,900
Massachusetts Development Finance Agency Revenue Bonds 225 5.000 07/01/52 216
Massachusetts Development Finance Agency Revenue Bonds 260 5.250 07/01/52 256
Massachusetts Development Finance Agency Revenue Bonds 1,600 4.500 07/01/54 1,509
Massachusetts Development Finance Agency Revenue Bonds (µ) 400 4.500 07/01/54 388
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 07/01/54 95
Massachusetts Development Finance Agency Revenue Bonds 650 5.250 07/01/55 637
Massachusetts Educational Financing Authority Revenue Bonds 280 2.000 07/01/37 228
Massachusetts Educational Financing Authority Revenue Bonds 2,000 3.000 07/01/51 1,327
31,305
Michigan - 1.7%
City of Detroit General Obligation Limited (~)(Ê) 600 4.000 04/01/44 471
City of Detroit General Obligation Limited (~)(Ê) 6,264 6.000 04/01/44 4,917
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/29 1,036
City of Detroit General Obligation Unlimited 100 5.500 04/01/31 109
City of Detroit General Obligation Unlimited 300 5.500 04/01/32 325
City of Detroit General Obligation Unlimited 50 3.644 04/01/34 47
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/34 1,028
City of Detroit General Obligation Unlimited 50 5.500 04/01/34 54
City of Detroit General Obligation Unlimited 50 5.500 04/01/35 54
City of Detroit General Obligation Unlimited 635 5.500 04/01/36 682
City of Detroit General Obligation Unlimited 465 5.500 04/01/37 498
City of Detroit General Obligation Unlimited 300 5.500 04/01/39 321
City of Detroit General Obligation Unlimited 325 6.000 05/01/39 368
City of Detroit General Obligation Unlimited 75 4.000 04/01/41 71
City of Detroit General Obligation Unlimited 75 4.000 04/01/42 72
City of Detroit General Obligation Unlimited 100 6.000 05/01/43 111
City of Detroit General Obligation Unlimited 1,015 5.500 04/01/45 1,048
City of Detroit General Obligation Unlimited 775 5.000 04/01/46 776
City of Detroit General Obligation Unlimited 1,450 5.000 04/01/50 1,439

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 285
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Detroit Service Learning Academy Revenue Bonds 1,000 4.000 07/01/41 875
Grand Rapids Charter Township Economic Development Corp. Revenue Bonds 125 5.000 05/15/37 128
Grand Rapids Charter Township Economic Development Corp. Revenue Bonds 375 5.000 05/15/44 363
Ivywood Classical Academy Revenue Bonds 100 6.000 01/01/54 97
Ivywood Classical Academy Revenue Bonds 100 6.250 01/01/59 100
Kalamazoo Economic Development Corp. Revenue Bonds 350 5.000 05/15/55 309
Kalamazoo Economic Development Corp. Revenue Bonds (Þ) 160 6.250 08/15/56 162
Kalamazoo Economic Development Corp. Revenue Bonds (Þ) 575 6.250 08/15/61 579
Kentwood Economic Development Corp. Revenue Bonds 100 4.000 11/15/43 86
Kentwood Economic Development Corp. Revenue Bonds 25 4.000 11/15/45 21
Michigan Finance Authority Revenue Bonds 1,130 4.000 02/01/29 1,140
Michigan Finance Authority Revenue Bonds 1,635 5.000 02/01/37 1,610
Michigan Finance Authority Revenue Bonds 390 3.267 06/01/39 376
Michigan Finance Authority Revenue Bonds 100 4.250 12/01/39 88
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/41 89
Michigan Finance Authority Revenue Bonds 745 4.000 02/01/42 663
Michigan Finance Authority Revenue Bonds 1,375 5.000 10/01/44 1,304
Michigan Finance Authority Revenue Bonds 310 5.000 11/01/44 310
Michigan Finance Authority Revenue Bonds 5,000 7.235 06/01/45 1,296
Michigan Finance Authority Revenue Bonds 1,025 4.000 09/01/45 797
Michigan Finance Authority Revenue Bonds 1,779 5.500 11/15/45 1,486
Michigan Finance Authority Revenue Bonds 125 5.000 12/01/45 126
Michigan Finance Authority Revenue Bonds 100 5.000 12/01/46 87
Michigan Finance Authority Revenue Bonds 525 5.000 02/01/47 483
Michigan Finance Authority Revenue Bonds 30 4.000 09/01/50 22
Michigan Finance Authority Revenue Bonds 325 4.000 11/15/50 282
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/51 77
Michigan Finance Authority Revenue Bonds 235 4.375 02/28/54 221
Michigan Finance Authority Revenue Bonds 1,400 5.500 02/28/57 1,480
Michigan Finance Authority Revenue Bonds 17,355 6.110 06/01/65 1,684
Michigan Mathematics and Science Initiative Revenue Bonds 1,110 4.000 01/01/41 1,005
Michigan Strategic Fund Revenue Bonds 200 5.000 05/15/37 205
Michigan Strategic Fund Revenue Bonds 1,000 5.000 11/15/43 980
Michigan Strategic Fund Revenue Bonds 100 5.000 05/15/44 97
Michigan Strategic Fund Revenue Bonds (µ) 435 4.500 06/30/48 411
Michigan Strategic Fund Revenue Bonds (~)(ae)(Ê) 300 4.000 10/01/61 301
Michigan Tobacco Settlement Finance Authority Revenue Bonds 9,690 10.476 06/01/46 1,278
Michigan Tobacco Settlement Finance Authority Revenue Bonds 4,255 8.206 06/01/52 533
Michigan Tobacco Settlement Finance Authority Revenue Bonds 36,055 12.532 06/01/58 793
Oakland University Revenue Bonds 350 5.000 03/01/41 350
State of Michigan Trunk Line Revenue Bonds 3,500 5.250 11/15/49 3,716
Summit Academy North Revenue Bonds 280 2.250 11/01/26 275
Tipton Academy Revenue Bonds 305 4.000 06/01/51 220
Universal Academy Revenue Bonds 500 4.000 12/01/31 500
40,432
Minnesota - 0.7%
City of Apple Valley Revenue Bonds 100 5.625 09/01/65 101
City of Bethel Revenue Bonds 1,000 5.000 07/01/59 910
City of Eagan Revenue Bonds (Þ) 100 6.250 02/01/45 98
City of Eagan Revenue Bonds (Þ) 100 6.375 02/01/55 97
City of Eagan Revenue Bonds (Þ) 100 6.500 02/01/65 97

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
286 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Forest Lake Charter School Lease Revenue Bonds 500 5.250 08/01/43 501
City of Ham Lake Revenue Bonds 2,000 5.000 11/01/36 2,006
City of Minneapolis Charter Lease Revenue Bonds (Þ) 1,400 5.000 12/01/32 1,407
City of Oakdale Revenue Bonds 1,750 5.750 12/01/55 1,745
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue Bonds (Þ) 140 5.250 07/01/33 141
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue Bonds (Þ) 230 5.500 07/01/38 232
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue Bonds 200 5.500 12/01/57 192
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue Bonds 3,000 6.125 07/01/65 2,917
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue Bonds 500 5.625 09/01/65 485
City of State Cloud Minnesota Revenue Bonds 125 4.000 05/01/49 111
City of State Cloud Minnesota Revenue Bonds 435 5.000 05/01/54 443
Duluth Economic Development Authority Revenue Bonds 100 4.000 07/01/36 92
Duluth Economic Development Authority Revenue Bonds 380 4.000 06/15/37 391
Duluth Economic Development Authority Revenue Bonds 200 4.250 02/15/48 186
Duluth Economic Development Authority Revenue Bonds 2,500 5.000 02/15/48 2,516
Duluth Economic Development Authority Revenue Bonds 1,425 5.250 02/15/58 1,431
Duluth Independent School District No. 709 Certificate of Participation (ae) 75 4.000 03/01/32 76
Duluth Independent School District No. 709 Certificate of Participation (ae) 705 4.200 03/01/34 720
Housing and Redevelopment Authority of The City of State Paul Minnesota Revenue
Bonds (Þ) 125 6.375 06/15/61 125
Lakes Area Economic Development Authority Revenue Bonds 800 5.700 11/01/51 800
Minnesota Higher Education Facilities Authority Revenue Bonds 100 4.000 12/01/40 91
Minnesota Higher Education Facilities Authority Revenue Bonds 100 5.000 05/01/47 88
17,999
Mississippi - 0.2%
Mississippi Business Finance Corp. Revenue Bonds (~)(Æ)(Ê)(Ø)(Þ) 830 4.000 10/15/30 747
Mississippi Business Finance Corp. Revenue Bonds 1,400 2.375 06/01/44 916
Mississippi Development Bank Revenue Bonds (Þ) 1,025 4.000 10/01/34 973
Mississippi Development Bank Revenue Bonds (Þ) 900 4.000 10/01/35 844
Mississippi Development Bank Revenue Bonds (Þ) 950 4.000 10/01/36 876
Mississippi Development Bank Revenue Bonds (Þ) 200 4.000 10/01/41 171
4,527
Missouri - 1.2%
Branson Industrial Development Authority Tax Allocation 200 4.000 11/01/27 200
Branson Industrial Development Authority Tax Allocation 75 5.500 06/01/29 75
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,650 4.000 03/01/41 1,644
Cape Girardeau County Industrial Development Authority Revenue Bonds 175 3.000 03/01/46 136
Cape Girardeau County Industrial Development Authority Tax Allocation (Þ) 500 5.750 05/01/54 471
City of St. Louis Industrial Development Authority (The) Revenue Bonds 440 4.875 06/15/34 445
City of St. Louis Industrial Development Authority (The) Revenue Bonds 200 5.000 05/15/41 202
City of St. Louis Industrial Development Authority (The) Revenue Bonds (Þ) 2,350 5.500 06/15/42 2,340
City of St. Louis Industrial Development Authority (The) Revenue Bonds 250 4.750 11/15/47 218
City of St. Louis Industrial Development Authority (The) Revenue Bonds 200 5.750 06/15/54 200
I-470 Western Gateway Transportation Development District Revenue Bonds (Þ) 250 5.250 12/01/48 245
Joplin Industrial Development Authority Revenue Bonds 60 3.500 11/01/40 57
Joplin Industrial Development Authority Revenue Bonds 200 4.250 11/01/50 170
Kansas City Industrial Development Authority Revenue Bonds (Þ) 575 6.000 01/01/48 583
Kansas City Industrial Development Authority Revenue Bonds (Þ) 250 5.000 06/01/54 241
Kansas City Land Clearance Redevelopment Authority Tax Allocation (Þ) 1,750 5.000 02/01/40 1,735
Kirkwood Industrial Development Authority 1,000 5.250 05/15/42 976
Lees Summit Industrial Development Authority Revenue Bonds 405 5.000 08/15/39 412
Missouri Development Finance Board Revenue Bonds (Þ) 875 6.750 06/15/55 852

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Missouri Southern State University Revenue Bonds 250 4.000 10/01/34 242
Missouri State Health and Educational Facilities Authority Revenue Bonds (~)(Ê) 385 2.250 06/01/36 385
Missouri State Health and Educational Facilities Authority Revenue Bonds (~)(Ê) 8,000 2.170 05/15/38 8,000
Missouri State Health and Educational Facilities Authority Revenue Bonds 505 5.000 10/01/38 506
Missouri State Health and Educational Facilities Authority Revenue Bonds 1,000 4.000 02/01/42 922
Missouri State Health and Educational Facilities Authority Revenue Bonds (Þ) 3,000 6.000 10/01/45 3,000
Missouri State Health and Educational Facilities Authority Revenue Bonds 250 5.500 06/15/47 258
Missouri State Health and Educational Facilities Authority Revenue Bonds 150 5.250 02/01/48 151
Missouri State Health and Educational Facilities Authority Revenue Bonds 1,200 5.000 12/01/52 1,228
Missouri State Health and Educational Facilities Authority Revenue Bonds 130 5.250 02/01/54 130
Newco Transportation Development District Revenue Bonds 370 6.250 11/01/54 367
Plaza at Noah's Ark Community Improvement District Revenue Bonds 125 3.125 05/01/35 115
St. Louis County Industrial Development Authority Revenue Bonds 650 5.000 08/15/30 648
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds 500 4.000 06/01/41 446
Taney County Industrial Development Authority Revenue Bonds (Þ) 400 6.000 10/01/49 401
University City Industrial Development Authority Revenue Bonds 185 4.875 06/15/36 186
University City Industrial Development Authority Revenue Bonds 500 5.500 06/15/42 506
28,693
Montana - 0.2%
City of Kalispell Revenue Bonds 500 5.250 05/15/37 487
City of Kalispell Revenue Bonds 600 6.000 05/15/60 616
County of Gallatin Revenue Bonds (Þ) 230 4.000 10/15/41 159
County of Gallatin Revenue Bonds (Þ) 1,000 4.000 10/15/46 667
County of Gallatin Revenue Bonds (Þ) 1,125 7.000 10/15/55 926
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,500 5.000 07/01/43 1,546
4,401
Nebraska - 0.0%
Omaha Public Power District Nebraska City Station Unit 2 Revenue Bonds (ae) 1,000 5.250 02/01/46 1,000
Nevada - 0.4%
Carson City Hospital Revenue Bonds 1,025 5.000 09/01/47 1,012
City of Las Vegas  Special Improvement District No. 817 Summerlin Village 29
Special Assessment 495 5.750 06/01/43 539
City of Las Vegas  Special Improvement District No. 817 Summerlin Village 29
Special Assessment 350 6.000 06/01/48 373
City of Las Vegas NV Special Improvement District No. 814 Special Assessment 80 4.000 06/01/49 66
City of Las Vegas NV Special Improvement District No. 815 Special Assessment 50 5.000 12/01/49 49
City of Las Vegas Special Improvement District No. 613 Special Assessment 50 5.500 12/01/53 50
City of Las Vegas Special Improvement District No. 813 Special Assessment 15 4.250 06/01/37 15
City of Las Vegas Special Improvement District No. 813 Special Assessment 25 4.375 06/01/42 24
City of Las Vegas Special Improvement District No. 813 Special Assessment 25 4.500 06/01/47 23
City of Las Vegas Special Improvement District No. 816 Special Assessment 50 3.000 06/01/41 41
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 3.125 06/01/51 70
City of Las Vegas Special Improvement District No. 818 Special Assessment 1,115 5.000 12/01/49 1,079
City of North Las Vegas Special Assessment (Þ) 580 6.750 06/01/55 587
City of Sparks Special Improvement District No. 1 Special Assessment 500 5.125 06/01/54 489
Henderson Local Improvement Districts Special Assessment 50 3.500 09/01/45 40
Henderson Local Improvement Districts Special Assessment 30 4.000 09/01/51 24
Las Vegas Convention and Visitors Authority Revenue Bonds 155 5.000 07/01/43 160
Nevada Housing Division Revenue Bonds 2,000 4.800 10/01/50 2,016
State of Nevada Department of Business and Industry Revenue Bonds 1,100 5.000 07/15/37 1,101
State of Nevada Department of Business and Industry Revenue Bonds (~)(Ê)(Þ) 880 12.000 01/01/65 682
Tahoe-Douglas Visitors Authority Revenue Bonds 1,000 5.000 07/01/34 1,047

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
288 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tahoe-Douglas Visitors Authority Revenue Bonds 165 5.000 07/01/45 166
Tahoe-Douglas Visitors Authority Revenue Bonds 175 5.000 07/01/51 174
9,827
New Hampshire - 0.9%
New Hampshire Business Finance Authority Revenue Bonds 175 3.250 04/01/28 82
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê)(Þ) 400 2.950 04/01/29 387
New Hampshire Business Finance Authority Revenue Bonds (Þ) 500 5.625 02/01/30 501
New Hampshire Business Finance Authority Revenue Bonds (Þ) 478 5.375 12/01/31 478
New Hampshire Business Finance Authority Revenue Bonds (Þ) 500 6.725 12/01/31 342
New Hampshire Business Finance Authority Revenue Bonds 1,060 3.300 04/01/32 767
New Hampshire Business Finance Authority Revenue Bonds (Þ) 450 5.875 12/15/32 453
New Hampshire Business Finance Authority Revenue Bonds (Þ) 139 4.875 12/01/33 139
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,090 5.625 12/15/33 1,121
New Hampshire Business Finance Authority Revenue Bonds (Þ) 759 5.875 12/15/33 771
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,125 6.103 12/15/33 706
New Hampshire Business Finance Authority Revenue Bonds (Þ) 5,745 6.890 04/01/34 6,000
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,125 7.203 12/01/34 609
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,204 5.375 12/15/35 1,203
New Hampshire Business Finance Authority Revenue Bonds (Þ) 425 6.250 12/15/38 442
New Hampshire Business Finance Authority Revenue Bonds 1,100 7.368 12/01/39 411
New Hampshire Business Finance Authority Revenue Bonds 978 4.250 07/20/41 992
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 180 3.625 07/01/43 147
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 210 3.750 07/01/45 174
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,500 6.375 03/15/46 1,530
New Hampshire Business Finance Authority Revenue Bonds 200 5.250 07/01/48 200
New Hampshire Business Finance Authority Revenue Bonds 1,000 4.000 01/01/51 804
New Hampshire Business Finance Authority Revenue Bonds 1,080 6.000 08/01/65 1,088
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 390 5.000 08/01/32 406
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 430 5.000 08/01/35 447
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 10/01/36 503
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 480 5.000 08/01/37 497
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 08/01/40 515
21,715
New Jersey - 3.0%
City of Atlantic General Obligation Unlimited 160 5.000 12/01/28 160
Essex County Improvement Authority Revenue Bonds 545 4.000 06/15/38 527
Essex County Improvement Authority Revenue Bonds 815 4.000 06/15/46 702
New Jersey Economic Development Authority Revenue Bonds 2,290 5.250 09/15/29 2,293
New Jersey Economic Development Authority Revenue Bonds 500 5.625 11/15/30 501
New Jersey Economic Development Authority Revenue Bonds 500 4.000 07/01/32 503
New Jersey Economic Development Authority Revenue Bonds 500 5.000 07/01/32 502
New Jersey Economic Development Authority Revenue Bonds (Þ) 875 6.375 01/01/35 905
New Jersey Economic Development Authority Revenue Bonds 675 3.000 08/01/41 559
New Jersey Economic Development Authority Revenue Bonds 125 5.000 06/15/42 128
New Jersey Economic Development Authority Revenue Bonds 5,000 5.000 11/01/44 5,162
New Jersey Economic Development Authority Revenue Bonds 1,275 4.000 06/15/46 1,194
New Jersey Economic Development Authority Revenue Bonds 100 5.000 07/01/47 93
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 07/15/47 945
New Jersey Economic Development Authority Revenue Bonds 2,000 5.000 10/01/47 1,995
New Jersey Economic Development Authority Revenue Bonds 1,250 5.000 01/01/48 1,185
New Jersey Educational Facilities Authority Revenue Bonds 200 4.000 07/01/42 143
New Jersey Educational Facilities Authority Revenue Bonds 500 3.000 07/01/50 357

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 289
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 300 4.125 07/01/38 300
New Jersey Health Care Facilities Financing Authority Revenue Bonds 520 5.250 07/01/49 556
New Jersey Health Care Facilities Financing Authority Revenue Bonds 435 4.125 07/01/54 398
New Jersey Health Care Facilities Financing Authority Revenue Bonds 110 5.250 07/01/54 117
New Jersey Transportation Trust Fund Authority Revenue Bonds 465 5.000 06/15/30 469
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,400 2.649 12/15/30 2,113
New Jersey Transportation Trust Fund Authority Revenue Bonds 910 2.993 12/15/32 743
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 500 3.027 12/15/33 395
New Jersey Transportation Trust Fund Authority Revenue Bonds 450 5.000 12/15/33 479
New Jersey Transportation Trust Fund Authority Revenue Bonds 100 3.187 12/15/34 76
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,975 3.343 12/15/35 2,150
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,125 3.367 12/15/35 2,254
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 3,425 3.484 12/15/36 2,360
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,255 3.484 12/15/36 2,243
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,235 3.581 12/15/37 4,765
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 4.000 06/15/38 2,396
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,750 3.706 12/15/38 1,722
New Jersey Transportation Trust Fund Authority Revenue Bonds 320 4.250 12/15/38 325
New Jersey Transportation Trust Fund Authority Revenue Bonds 500 4.000 06/15/41 500
New Jersey Transportation Trust Fund Authority Revenue Bonds 510 5.000 06/15/42 524
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,975 4.000 06/15/45 7,615
New Jersey Transportation Trust Fund Authority Revenue Bonds 185 3.500 06/15/46 156
New Jersey Transportation Trust Fund Authority Revenue Bonds 80 3.000 06/15/50 58
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 4.125 06/15/55 2,751
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.250 06/15/55 3,138
New Jersey Turnpike Authority Revenue Bonds 1,785 4.000 01/01/48 1,687
Passaic County Improvement Authority (The) Revenue Bonds 80 4.500 07/01/40 81
Passaic County Improvement Authority (The) Revenue Bonds 55 5.000 07/01/44 55
Passaic County Improvement Authority (The) Revenue Bonds 100 5.500 07/01/58 101
South Jersey Port Corp. Revenue Bonds 2,395 5.000 01/01/36 2,447
South Jersey Port Corp. Revenue Bonds 6,285 5.000 01/01/42 6,357
South Jersey Port Corp. Revenue Bonds 1,100 5.000 01/01/48 1,068
South Jersey Transportation Authority Revenue Bonds 1,000 4.500 11/01/42 1,011
South Jersey Transportation Authority Revenue Bonds 1,000 4.625 11/01/47 973
Tobacco Settlement Financing Corp. Revenue Bonds 3,970 5.000 06/01/46 3,848
Union County Improvement Authority Revenue Bonds (Þ) 96 6.000 12/01/25 21
Union County Improvement Authority Revenue Bonds (Æ)(Ø)(Þ) 1,054 6.750 12/01/41 232
74,338
New Mexico - 0.1%
Village of Los Ranchos de Albuquerque Revenue Bonds 500 4.000 09/01/40 496
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation (Þ) 1,000 4.250 05/01/40 937
1,433
New York - 9.4%
Albany Capital Resource Corp. Revenue Bonds 100 4.750 06/01/54 93
Albany Capital Resource Corp. Revenue Bonds 200 5.000 06/01/64 192
Brooklyn Arena Local Development Corp. Revenue Bonds 2,730 5.000 07/15/42 2,730
Brooklyn Arena Local Development Corp. Revenue Bonds (µ) 135 3.000 07/15/43 104
Brooklyn Arena Local Development Corp. Revenue Bonds 1,000 5.376 07/15/45 361
Brooklyn Arena Local Development Corp. Revenue Bonds 435 5.425 07/15/46 148
Buffalo and Erie County Industrial Land Development Corp. Revenue Bonds 2,500 6.375 05/01/55 2,599
Build NYC Resource Corp. Revenue Bonds (Þ) 100 2.500 06/15/31 96
Build NYC Resource Corp. Revenue Bonds (Þ) 170 9.750 07/01/32 172

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
290 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Build NYC Resource Corp. Revenue Bonds 450 4.000 06/15/36 440
Build NYC Resource Corp. Revenue Bonds (Þ) 500 6.500 07/01/42 514
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 09/01/49 92
Build NYC Resource Corp. Revenue Bonds (Þ) 100 4.000 06/15/51 75
Build NYC Resource Corp. Revenue Bonds (Þ) 330 5.000 12/01/51 293
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/52 85
Build NYC Resource Corp. Revenue Bonds 80 5.000 07/01/52 76
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/52 148
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/53 97
Build NYC Resource Corp. Revenue Bonds 1,000 5.500 06/15/55 978
Build NYC Resource Corp. Revenue Bonds 500 5.500 07/01/55 511
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 12/01/55 87
Build NYC Resource Corp. Revenue Bonds 45 5.000 07/01/56 43
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/57 83
Build NYC Resource Corp. Revenue Bonds 375 5.250 07/01/57 371
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/57 146
Build NYC Resource Corp. Revenue Bonds 125 4.750 06/15/58 107
Build NYC Resource Corp. Revenue Bonds 1,750 5.750 06/15/60 1,748
Build NYC Resource Corp. Revenue Bonds (Þ) 500 6.000 07/01/60 503
Build NYC Resource Corp. Revenue Bonds 500 5.250 07/01/62 489
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/63 95
City of New York General Obligation Unlimited 2,000 4.500 05/01/49 1,968
City of New York New York General Obligation Limited (~)(Ê) 9,200 3.200 04/01/42 9,200
City of New York New York General Obligation Unlimited (~)(Ê) 6,500 3.200 02/01/55 6,500
Dutchess County Local Development Corp. Revenue Bonds 2,725 5.000 07/01/45 2,725
Dutchess County Local Development Corp. Revenue Bonds 2,175 5.000 07/01/46 2,165
Dutchess County Local Development Corp. Revenue Bonds 1,775 5.000 07/01/51 1,745
Erie Tobacco Asset Securitization Corp. Revenue Bonds (Þ) 4,000 10.950 06/01/60 113
Genesee County Funding Corp. (The) Revenue Bonds 1,875 5.250 12/01/52 1,899
Hempstead Town Local Development Corp. Revenue Bonds 475 5.000 07/01/38 486
Hempstead Town Local Development Corp. Revenue Bonds 1,845 5.000 07/01/48 1,839
Hempstead Town Local Development Corp. Revenue Bonds 500 5.500 06/15/57 490
Huntington Local Development Corp. Revenue Bonds 705 4.750 07/01/31 695
Huntington Local Development Corp. Revenue Bonds 700 5.250 07/01/56 546
Jefferson County Civic Facility Development Corp. Revenue Bonds 1,000 4.000 11/01/32 938
Metropolitan Transportation Authority Revenue Bonds 140 4.000 11/15/32 145
Metropolitan Transportation Authority Revenue Bonds 295 5.000 11/15/33 328
Metropolitan Transportation Authority Revenue Bonds 50 4.000 11/15/35 51
Metropolitan Transportation Authority Revenue Bonds 375 4.000 11/15/40 378
Metropolitan Transportation Authority Revenue Bonds 40 4.161 11/15/40 22
Metropolitan Transportation Authority Revenue Bonds 2,585 4.000 11/15/45 2,404
Metropolitan Transportation Authority Revenue Bonds 500 4.750 11/15/45 502
Metropolitan Transportation Authority Revenue Bonds 1,500 5.000 11/15/45 1,551
Metropolitan Transportation Authority Revenue Bonds 200 4.000 11/15/48 183
Metropolitan Transportation Authority Revenue Bonds (µ) 2,500 4.000 11/15/48 2,391
Metropolitan Transportation Authority Revenue Bonds (µ) 900 4.000 11/15/50 809
Metropolitan Transportation Authority Revenue Bonds 4,300 4.000 11/15/50 3,863
Metropolitan Transportation Authority Revenue Bonds 290 5.000 11/15/50 294
Metropolitan Transportation Authority Revenue Bonds 1,125 5.250 11/15/55 1,150
Monroe County Industrial Development Corp. Revenue Bonds 390 5.000 12/01/42 391
MTA Hudson Rail Yards Trust Obligations Revenue Bonds 2,670 5.000 11/15/51 2,671

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 291
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Nassau County Tobacco Settlement Corp. Revenue Bonds 12,290 8.689 06/01/60 703
New York City Housing Development Corp. Revenue Bonds 500 5.250 12/15/31 518
New York City Industrial Development Agency Revenue Bonds (µ) 1,665 3.000 01/01/46 1,259
New York City Industrial Development Agency Revenue Bonds 125 3.000 03/01/49 90
New York City Industrial Development Revenue Bonds (µ) 1,375 3.000 03/01/49 1,014
New York City Municipal Water Finance Authority Revenue Bonds 8,000 5.250 06/15/55 8,425
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
(ae) 300 5.000 11/01/33 300
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
(ae) 800 5.000 02/01/42 800
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds (~)
(Ê) 1,100 3.250 02/01/45 1,100
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 425 5.250 05/01/48 450
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 8,000 5.000 11/01/50 8,234
New York Convention Center Development Corp. Revenue Bonds 1,885 5.000 11/15/40 1,885
New York Counties Tobacco Trust IV Revenue Bonds 9,455 9.292 06/01/60 447
New York Liberty Development Corp. Revenue Bonds (Þ) 325 5.150 11/15/34 325
New York Liberty Development Corp. Revenue Bonds (Þ) 1,900 5.375 11/15/40 1,901
New York Liberty Development Corp. Revenue Bonds (µ) 1,000 2.750 02/15/44 793
New York Liberty Development Corp. Revenue Bonds (Þ) 11,260 5.000 11/15/44 11,244
New York Liberty Development Corp. Revenue Bonds (Þ) 2,600 7.250 11/15/44 2,603
New York Power Authority Revenue Bonds 2,000 4.000 11/15/50 1,827
New York State Dormitory Authority Revenue Bonds (Þ) 900 5.000 12/01/30 904
New York State Dormitory Authority Revenue Bonds (Þ) 400 5.000 12/01/35 399
New York State Dormitory Authority Revenue Bonds 1,090 4.000 03/15/38 1,137
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/45 259
New York State Dormitory Authority Revenue Bonds (µ) 720 3.000 09/01/50 520
New York State Dormitory Authority Revenue Bonds 455 4.000 09/01/50 375
New York State Dormitory Authority Revenue Bonds 420 5.000 03/15/51 434
New York State Dormitory Authority Revenue Bonds 525 4.250 05/01/52 483
New York State Dormitory Authority Revenue Bonds 440 5.000 05/01/52 445
New York State Dormitory Authority Revenue Bonds 4,000 5.500 03/15/53 4,291
New York State Dormitory Authority Revenue Bonds 2,000 4.000 07/01/53 1,752
New York State Dormitory Authority Revenue Bonds 1,435 4.000 03/15/54 1,292
New York State Dormitory Authority Revenue Bonds 400 5.250 05/01/54 412
New York State Dormitory Authority Revenue Bonds 8,000 5.000 03/15/55 8,228
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/57 798
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 250 4.250 09/01/50 254
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 250 5.125 09/01/50 262
New York State Housing Finance Agency Revenue Bonds 2,045 2.800 11/01/51 1,372
New York State Thruway Authority Revenue Bonds 10,000 4.000 03/15/39 10,225
New York State Thruway Authority Revenue Bonds 500 3.000 03/15/48 389
New York State Thruway Authority Revenue Bonds (ae) 175 5.000 01/01/51 175
New York State Thruway Authority Revenue Bonds 4,855 3.000 03/15/51 3,511
New York State Urban Development Corp. Revenue Bonds 1,650 5.000 03/15/52 1,702
New York Transportation Development Corp. Revenue Bonds 35 2.250 08/01/26 35
New York Transportation Development Corp. Revenue Bonds 2,000 5.000 08/01/26 2,000
New York Transportation Development Corp. Revenue Bonds 1,625 4.000 10/01/30 1,668
New York Transportation Development Corp. Revenue Bonds 250 3.000 08/01/31 238
New York Transportation Development Corp. Revenue Bonds 615 5.000 08/01/31 616
New York Transportation Development Corp. Revenue Bonds 3,095 5.250 08/01/31 3,223
New York Transportation Development Corp. Revenue Bonds 100 5.000 01/01/34 102
New York Transportation Development Corp. Revenue Bonds 3,000 5.000 12/01/34 3,281

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
292 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Transportation Development Corp. Revenue Bonds 1,745 5.000 10/01/35 1,852
New York Transportation Development Corp. Revenue Bonds 775 5.375 08/01/36 805
New York Transportation Development Corp. Revenue Bonds 1,700 4.000 12/01/39 1,707
New York Transportation Development Corp. Revenue Bonds 1,510 5.000 12/01/39 1,598
New York Transportation Development Corp. Revenue Bonds 625 5.625 04/01/40 676
New York Transportation Development Corp. Revenue Bonds 1,035 5.000 10/01/40 1,066
New York Transportation Development Corp. Revenue Bonds (µ) 75 4.000 12/01/40 76
New York Transportation Development Corp. Revenue Bonds (µ) 2,490 5.000 12/01/40 2,663
New York Transportation Development Corp. Revenue Bonds 375 5.000 07/01/41 375
New York Transportation Development Corp. Revenue Bonds 6,000 4.375 10/01/45 5,639
New York Transportation Development Corp. Revenue Bonds (µ) 1,000 4.000 07/01/46 852
New York Transportation Development Corp. Revenue Bonds 750 5.000 07/01/46 746
New York Transportation Development Corp. Revenue Bonds 1,000 4.000 10/31/46 884
New York Transportation Development Corp. Revenue Bonds 865 5.250 01/01/50 864
New York Transportation Development Corp. Revenue Bonds (µ) 2,500 5.000 06/30/54 2,473
New York Transportation Development Corp. Revenue Bonds 11,735 5.500 06/30/54 11,884
New York Transportation Development Corp. Revenue Bonds 2,225 6.000 06/30/54 2,313
New York Transportation Development Corp. Revenue Bonds 4,250 5.500 12/31/54 4,310
New York Transportation Development Corp. Revenue Bonds 3,700 5.000 06/30/60 3,569
New York Transportation Development Corp. Revenue Bonds 6,730 5.375 06/30/60 6,683
New York Transportation Development Corp. Revenue Bonds 4,900 5.500 12/31/60 4,947
Niagara Area Development Corp. Revenue Bonds 250 5.000 07/01/52 220
Nuveen AMT-Free Municipal Credit Income Fund Tax-Exempt Preferreds (~)(Ê) 100 2.620 03/01/29 100
Oneida County Local Development Corp. Revenue Bonds (µ) 90 4.000 12/01/38 90
Oneida County Local Development Corp. Revenue Bonds 375 4.000 07/01/39 318
Oneida County Local Development Corp. Revenue Bonds (µ) 215 3.000 12/01/39 185
Oneida County Local Development Corp. Revenue Bonds (µ) 60 3.000 12/01/40 51
Oneida Indian Nation of New York Revenue Bonds (Þ) 700 6.000 09/01/43 745
Onondaga Civic Development Corp. Revenue Bonds 100 5.000 08/01/32 99
Onondaga Civic Development Corp. Revenue Bonds 100 5.125 08/01/44 91
Onondaga Civic Development Corp. Revenue Bonds 100 5.375 08/01/54 90
Orange County Funding Corp. Revenue Bonds 100 5.000 07/01/42 74
Port Authority of New York and New Jersey Revenue Bonds 2,450 5.000 01/15/52 2,493
Port Authority of New York and New Jersey Revenue Bonds 200 5.500 08/01/52 211
Suffolk Regional Off-Track Betting Co. Revenue Bonds 1,200 5.750 12/01/44 1,235
Suffolk Regional Off-Track Betting Co. Revenue Bonds 1,200 6.000 12/01/53 1,223
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 2,000 4.000 06/01/50 1,675
Triborough Bridge and Tunnel Authority Sales Tax Revenue Bonds 1,850 4.250 05/15/58 1,735
TSASC, Inc. Revenue Bonds 350 5.000 06/01/48 317
Westchester County Industrial Development Agency Revenue Bonds (Þ) 350 7.000 06/01/46 358
Westchester County Local Development Corp. Revenue Bonds 100 5.000 11/01/30 100
Westchester County Local Development Corp. Revenue Bonds 100 5.000 11/01/33 100
Westchester County Local Development Corp. Revenue Bonds 175 5.000 11/01/34 171
Westchester County Local Development Corp. Revenue Bonds 1,000 7.250 11/01/45 1,080
Westchester County Local Development Corp. Revenue Bonds 125 5.000 11/01/46 114
Westchester County Local Development Corp. Revenue Bonds (µ) 1,000 5.000 11/01/51 1,023
Westchester County Local Development Corp. Revenue Bonds 100 6.250 11/01/52 100
Westchester County Local Development Corp. Revenue Bonds 2,075 7.500 11/01/55 2,310
Western Regional Off-Track Betting Corp. Revenue Bonds (Þ) 115 4.125 12/01/41 106
Yonkers Economic Development Corp. Revenue Bonds 25 5.000 10/15/39 25
Yonkers Economic Development Corp. Revenue Bonds 250 5.000 10/15/40 250

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 293
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Yonkers Economic Development Corp. Revenue Bonds 100 5.000 10/15/49 90
Yonkers Economic Development Corp. Revenue Bonds 75 5.000 10/15/50 67
Yonkers Economic Development Corp. Revenue Bonds 100 5.000 10/15/54 89
229,535
North Carolina - 0.8%
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 1,000 5.500 07/01/47 1,043
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 260 5.250 07/01/53 264
North Carolina Department of Transportation Revenue Bonds 325 5.000 12/31/37 325
North Carolina Medical Care Commission Revenue Bonds 500 5.000 07/01/39 516
North Carolina Medical Care Commission Revenue Bonds 1,100 4.000 03/01/41 1,010
North Carolina Medical Care Commission Revenue Bonds 2,180 4.000 09/01/41 2,019
North Carolina Medical Care Commission Revenue Bonds 100 5.000 10/01/45 94
North Carolina Medical Care Commission Revenue Bonds 25 4.000 09/01/46 21
North Carolina Medical Care Commission Revenue Bonds 1,000 5.000 01/01/49 967
North Carolina Medical Care Commission Revenue Bonds 1,100 5.000 09/01/49 1,094
North Carolina Medical Care Commission Revenue Bonds 285 5.000 10/01/50 254
North Carolina Medical Care Commission Revenue Bonds 400 4.000 03/01/51 321
North Carolina Medical Care Commission Revenue Bonds 1,960 4.000 09/01/51 1,581
North Carolina Medical Care Commission Revenue Bonds 700 4.000 01/01/52 568
North Carolina Medical Care Commission Revenue Bonds 1,335 5.000 09/01/54 1,311
North Carolina Medical Care Commission Revenue Bonds 350 5.250 01/01/55 350
North Carolina Medical Care Commission Revenue Bonds 1,000 5.125 10/01/56 975
North Carolina Turnpike Authority Revenue Bonds 2,000 5.000 01/01/43 2,064
North Carolina Turnpike Authority Revenue Bonds (µ) 4,360 5.000 01/01/58 4,429
19,206
North Dakota - 0.3%
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 4.000 12/01/46 435
City of Grand Forks Healthcare System Revenue Bonds (µ) 200 3.000 12/01/51 137
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/53 1,008
City of Horace General Obligation Unlimited 150 5.000 05/01/50 149
County of Burleigh Revenue Bonds 395 5.200 04/15/46 368
County of Ward Health Care Facilities Revenue Bonds 1,000 5.000 06/01/38 966
County of Ward Health Care Facilities Revenue Bonds 2,500 5.000 06/01/53 2,164
North Dakota Housing Finance Agency Revenue Bonds 1,000 5.000 07/01/53 1,010
6,237
Ohio - 4.3%
Akron Bath Copley Joint Township Hospital District Revenue Bonds (ae) 3,000 5.250 11/15/46 3,072
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 460 4.000 06/01/37 459
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,800 3.000 06/01/48 1,278
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,730 4.000 06/01/48 1,486
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 37,105 5.000 06/01/55 30,458
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 29,415 8.567 06/01/57 2,239
Centerville Health Care Revenue Bonds 150 5.250 11/01/50 138
City of Cleveland Revenue Bonds 1,245 5.375 09/15/27 1,247
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,000 4.000 08/01/44 923
Cleveland-Cuyahoga County Port Authority Revenue Bonds (Þ) 150 5.875 01/01/49 147
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,500 5.500 08/01/52 1,566
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 200 4.000 12/01/55 152
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 200 4.500 12/01/55 160
Columbus Regional Airport Authority Revenue Bonds 3,000 5.500 01/01/50 3,151
Columbus-Franklin County Finance Authority Revenue Bonds 1,335 4.000 11/15/38 1,336
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 1,500 6.050 01/01/46 1,500

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
294 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 600 7.000 07/01/53 597
County of Darke Revenue Bonds 200 4.000 09/01/40 178
County of Darke Revenue Bonds 50 4.000 09/01/45 42
County of Darke Revenue Bonds 100 5.000 09/01/49 95
County of Franklin Revenue Bonds 130 5.000 05/15/40 130
County of Franklin Revenue Bonds 400 5.250 07/01/41 428
County of Franklin Revenue Bonds 1,055 5.500 07/01/41 1,141
County of Franklin Revenue Bonds 1,250 5.250 11/01/55 1,311
County of Franklin Revenue Bonds 1,195 5.250 11/15/55 1,063
County of Lucas Hospital Revenue Bonds 130 4.000 11/15/45 107
County of Lucas Hospital Revenue Bonds 5,500 5.250 11/15/48 5,429
County of Muskingum Revenue Bonds 200 5.000 02/15/48 192
Cuyahoga County Hospital Revenue Bonds 225 5.375 05/15/37 226
Cuyahoga County Hospital Revenue Bonds 2,140 5.000 02/15/42 2,141
Cuyahoga County Hospital Revenue Bonds 400 5.500 05/15/42 394
Cuyahoga County Hospital Revenue Bonds 990 5.250 02/15/47 990
Cuyahoga County Hospital Revenue Bonds 3,300 5.000 02/15/57 3,098
Cuyahoga County Hospital Revenue Bonds 3,420 5.500 02/15/57 3,370
Dayton-Montgomery County Port Authority Revenue Bonds 930 5.000 12/01/44 936
Franklin County Convention Facilities Authority Revenue Bonds 700 5.000 12/01/51 682
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/59 1,033
Northeast Ohio Medical University Revenue Bonds 25 3.000 12/01/40 22
Northeast Ohio Medical University Revenue Bonds 25 4.000 12/01/45 23
Ohio Air Quality Development Authority Revenue Bonds (Þ) 100 3.750 01/15/28 100
Ohio Air Quality Development Authority Revenue Bonds (Þ) 445 4.250 01/15/38 443
Ohio Air Quality Development Authority Revenue Bonds (Þ) 4,365 4.500 01/15/48 4,050
Ohio Higher Educational Facility Commission Revenue Bonds 490 5.000 07/01/41 491
Ohio Higher Educational Facility Commission Revenue Bonds 1,385 5.250 12/01/43 1,312
Ohio Higher Educational Facility Commission Revenue Bonds 2,000 5.000 11/01/44 1,884
Ohio Higher Educational Facility Commission Revenue Bonds 1,100 4.000 07/01/46 964
Ohio Higher Educational Facility Commission Revenue Bonds 200 6.000 09/01/47 203
Ohio Higher Educational Facility Commission Revenue Bonds 500 5.000 01/15/50 504
Ohio Higher Educational Facility Commission Revenue Bonds 1,300 5.000 12/01/50 1,214
Ohio Higher Educational Facility Commission Revenue Bonds 275 6.000 09/01/52 276
Ohio Housing Finance Agency Revenue Bonds (Þ) 250 5.700 08/01/43 258
Ohio Housing Finance Agency Revenue Bonds (Þ) 1,685 6.100 01/01/46 1,690
Ohio Housing Finance Agency Revenue Bonds 2,500 5.500 09/01/50 2,643
Port of Greater Cincinnati Development Authority Revenue Bonds 3,175 5.000 11/15/45 3,180
Port of Greater Cincinnati Development Authority Revenue Bonds 375 5.000 12/01/46 364
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 110 4.250 12/01/50 103
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 180 4.375 06/15/56 180
Port of Greater Cincinnati Development Authority Revenue Bonds (µ) 1,250 5.000 12/01/60 1,267
Port of Greater Cincinnati Development Authority Tax Allocation 3,000 5.000 12/01/44 3,008
Port of Greater Cincinnati Development Authority Tax Allocation 590 5.000 11/01/51 574
Port of Greater Cincinnati Development Authority Tax Allocation 250 5.125 12/01/55 240
State of Ohio Revenue Bonds (Þ) 610 5.000 12/01/38 598
State of Ohio Revenue Bonds 350 3.000 01/15/45 273
State of Ohio Revenue Bonds 1,915 4.000 01/15/46 1,736
State of Ohio Revenue Bonds (Þ) 275 5.000 12/01/48 248
Toledo-Lucas County Port Authority Revenue Bonds 925 5.000 07/01/39 925
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/43 90

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 295
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Toledo-Lucas County Port Authority Revenue Bonds 1,050 4.000 01/01/46 884
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/51 80
Toledo-Lucas County Port Authority Revenue Bonds 150 4.000 01/01/57 115
University of Akron (The) Revenue Bonds 500 5.000 01/01/28 501
Warren County Port Authority Revenue Bonds 1,370 4.000 12/01/53 1,009
104,347
Oklahoma - 0.6%
Broken Arrow Economic Development Authority Tax Allocation 415 6.625 06/01/45 424
Broken Arrow Economic Development Authority Tax Allocation 900 6.750 06/01/50 917
Oklahoma Development Finance Authority Revenue Bonds 1,510 5.250 08/15/43 1,513
Oklahoma Development Finance Authority Revenue Bonds 200 5.250 08/15/48 196
Oklahoma Development Finance Authority Revenue Bonds (µ) 500 4.000 08/15/52 443
Oklahoma Development Finance Authority Revenue Bonds 2,825 5.500 08/15/52 2,825
Oklahoma Development Finance Authority Revenue Bonds 950 5.500 08/15/57 942
Tulsa Airport Improvement Trust Revenue Bonds 625 5.500 12/01/35 625
Tulsa Airport Improvement Trust Revenue Bonds 2,875 6.250 12/01/35 3,319
Tulsa Airport Improvement Trust Revenue Bonds 1,375 6.250 12/01/40 1,515
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 960 4.375 12/01/41 892
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 645 4.000 12/01/43 567
Tulsa County Industrial Authority Revenue Bonds 1,000 5.250 11/15/37 1,021
Wagoner County Development Authority/OK Revenue Bonds 250 6.750 05/01/40 258
15,457
Oregon - 0.3%
Astoria Hospital Facilities Authority Revenue Bonds 640 5.000 08/01/41 641
Astoria Hospital Facilities Authority Revenue Bonds 450 5.250 08/01/54 452
Clackamas County Hospital Facility Authority Revenue Bonds 25 5.375 11/15/55 25
County of Yamhill Revenue Bonds 350 4.000 12/01/41 343
County of Yamhill Revenue Bonds 1,655 4.000 12/01/51 1,444
Medford Hospital Facilities Authority Revenue Bonds (µ) 100 3.000 08/15/50 72
Medford Hospital Facilities Authority Revenue Bonds 215 4.000 08/15/50 191
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/36 1,000
Oregon State Facilities Authority Revenue Bonds (ae) 30 5.000 10/01/46 30
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/48 917
Salem Hospital Facility Authority Revenue Bonds 950 4.000 05/15/47 786
Union County Hospital Facility Authority Revenue Bonds 1,505 5.000 07/01/37 1,596
Yamhill County Hospital Authority Revenue Bonds 125 5.000 11/15/51 105
7,602
Pennsylvania - 3.9%
Adams County General Authority Revenue Bonds 575 5.000 08/15/50 583
Allegheny County Airport Authority Revenue Bonds (µ) 1,700 4.000 01/01/46 1,556
Allegheny County Airport Authority Revenue Bonds 1,000 4.000 01/01/56 855
Allegheny County Hospital Development Authority Revenue Bonds 1,865 4.000 04/01/44 1,716
Allegheny County Industrial Development Authority Revenue Bonds 225 5.125 05/01/30 240
Allegheny County Industrial Development Authority Revenue Bonds (Þ) 800 3.000 06/15/31 773
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/41 87
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/51 75
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/56 73
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,165 5.000 05/01/28 1,182
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 710 5.250 05/01/32 741
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 100 5.500 05/01/32 108

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
296 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,000 5.000 05/01/33 1,023
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 4,450 5.000 05/01/42 4,459
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 680 5.250 05/01/42 685
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 865 6.000 05/01/42 899
Berks County Municipal Authority (The) Revenue Bonds 195 6.000 06/30/34 209
Berks County Municipal Authority (The) Revenue Bonds 391 8.000 06/30/34 398
Berks County Municipal Authority (The) Revenue Bonds 3,382 5.000 06/30/39 3,115
Berks County Municipal Authority (The) Revenue Bonds 1,488 6.000 06/30/44 1,069
Berks County Municipal Authority (The) Revenue Bonds 1,175 5.000 10/01/49 1,016
Bethlehem Redevelopment Authority Revenue Bonds 1,600 5.250 10/01/49 1,602
Bucks County Industrial Development Authority Revenue Bonds 725 4.000 07/01/51 604
Bucks County Industrial Development Authority Revenue Bonds 2,040 5.000 07/01/54 1,979
Cheltenham Township Industrial Development Authority Revenue Bonds 985 5.000 04/01/44 986
Cheltenham Township Industrial Development Authority Revenue Bonds 200 5.750 04/01/54 204
Chester County Health and Education Facilities Authority Revenue Bonds 1,985 5.000 11/01/37 1,859
Chester County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/27 1,009
Chester County Industrial Development Authority Revenue Bonds (Þ) 2,000 5.625 10/15/42 1,987
Chester County Industrial Development Authority Revenue Bonds (Þ) 800 4.500 10/01/49 709
Chester County Industrial Development Authority Revenue Bonds 1,255 5.000 12/15/51 1,166
Chester County Industrial Development Authority Revenue Bonds (Þ) 250 6.000 10/15/52 245
Chester County Industrial Development Authority Revenue Bonds (Þ) 1,065 4.500 10/01/54 921
City of Erie Higher Education Building Authority Revenue Bonds (ae)(Þ) 295 5.000 09/15/33 300
City of Erie Higher Education Building Authority Revenue Bonds (Þ) 1,770 5.000 09/15/33 1,666
City of Scranton General Obligation Unlimited 1,275 5.000 09/01/28 1,316
Dauphin County General Authority Revenue Bonds (Þ) 850 5.875 10/15/40 674
Dauphin County General Authority Revenue Bonds (Þ) 1,000 5.125 10/15/41 715
Dauphin County General Authority Revenue Bonds (Þ) 2,700 6.250 10/15/53 1,971
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/28 50
Doylestown Hospital Authority Revenue Bonds (Þ) 2,050 5.375 07/01/39 2,324
Doylestown Hospital Authority Revenue Bonds 40 5.000 07/01/41 40
Doylestown Hospital Authority Revenue Bonds (ae) 10 5.000 07/01/41 10
Doylestown Hospital Authority Revenue Bonds 45 4.000 07/01/45 43
Doylestown Hospital Authority Revenue Bonds (ae) 5 4.000 07/01/45 5
Doylestown Hospital Authority Revenue Bonds 165 5.000 07/01/46 166
Doylestown Hospital Authority Revenue Bonds (ae) 35 5.000 07/01/46 35
Franklin County Industrial Development Authority Revenue Bonds 2,000 5.000 12/01/38 1,973
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/43 94
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/48 90
Franklin County Industrial Development Authority Revenue Bonds 510 5.000 12/01/49 454
Franklin County Industrial Development Authority Revenue Bonds 150 5.000 12/01/53 131
Geisinger Authority Revenue Bonds (~)(Ê) 100 4.461 05/01/37 100
General Authority of Southcentral Pennsylvania Revenue Bonds 75 4.000 06/01/44 72
General Authority of Southcentral Pennsylvania Revenue Bonds (Þ) 1,765 6.500 07/15/48 1,787
Hospitals and Higher Education Facilities Authority of Philadelphia (The) Revenue
Bonds 500 5.000 07/01/34 506
Huntingdon County General Authority Revenue Bonds 1,000 5.000 05/01/46 908
Lancaster County Hospital Authority Revenue Bonds 1,000 5.250 07/01/41 993
Lancaster County Hospital Authority Revenue Bonds 750 5.000 03/01/50 648
Lancaster Higher Education Authority Revenue Bonds 1,195 5.000 10/01/37 1,246

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 297
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lancaster Higher Education Authority Revenue Bonds 2,000 5.000 10/01/42 2,019
Lancaster Industrial Development Authority Revenue Bonds 675 4.000 07/01/46 561
Lancaster Municipal Authority Healthcare Revenue Bonds 100 5.000 12/01/55 96
Lancaster Municipal Authority Healthcare Revenue Bonds 530 5.000 05/01/59 494
Latrobe Industrial Development Authority Revenue Bonds 315 5.000 03/01/34 329
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/46 103
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/51 97
Lehigh County General Purpose Authority Revenue Bonds 1,000 4.000 06/01/52 806
Lincoln University of The Commonwealth System of Higher Education Revenue
Bonds 385 5.250 07/01/44 382
Mercer County Industrial Development Authority Revenue Bonds (Þ) 365 6.125 10/01/50 259
Monroe County Industrial Development Authority Tax Allocation 200 5.000 07/01/31 213
Monroe County Industrial Development Authority Tax Allocation 125 5.000 07/01/33 128
Northampton County General Purpose Authority Revenue Bonds 1,625 5.000 10/01/36 1,637
Northeastern Pennsylvania Hospital and Education Authority Revenue Bonds 175 5.000 05/01/44 171
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 550 5.250 12/01/37 553
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 325 5.250 12/01/38 327
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,050 4.000 07/01/41 985
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,250 5.000 06/30/42 1,251
Pennsylvania Economic Development Financing Authority Revenue Bonds 250 5.000 07/01/42 256
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,500 5.500 06/30/43 2,700
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 07/01/46 128
Pennsylvania Economic Development Financing Authority Revenue Bonds 200 5.250 07/01/46 202
Pennsylvania Economic Development Financing Authority Revenue Bonds 8,445 5.750 06/30/48 8,883
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 5.250 07/01/49 151
Pennsylvania Economic Development Financing Authority Revenue Bonds 125 5.250 06/30/53 126
Pennsylvania Economic Development Financing Authority Revenue Bonds (µ) 500 5.000 12/31/57 499
Pennsylvania Economic Development Financing Authority Revenue Bonds 675 6.000 06/30/61 713
Pennsylvania Higher Education Assistance Agency Revenue Bonds 3,500 5.000 06/01/51 3,400
Pennsylvania Higher Education Assistance Agency Revenue Bonds 2,500 5.500 06/01/52 2,557
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 250 4.000 05/01/32 209
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 225 5.000 05/01/37 179
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 370 5.000 05/01/42 266
Pennsylvania Housing Finance Agency Revenue Bonds 1,660 5.000 10/01/50 1,670
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds 1,000 5.250 12/01/48 1,019
Philadelphia Authority for Industrial Development Revenue Bonds 10 3.500 05/01/32 8
Philadelphia Authority for Industrial Development Revenue Bonds (~)(Ê)(Þ) 870 4.875 12/15/35 873
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 100 5.375 06/15/38 102
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 900 5.000 06/15/40 902
Philadelphia Authority for Industrial Development Revenue Bonds 300 4.000 05/01/42 189
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 2,075 6.250 05/01/42 1,722
Philadelphia Authority for Industrial Development Revenue Bonds 750 5.125 06/15/42 747
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 150 5.500 06/15/43 149
Philadelphia Authority for Industrial Development Revenue Bonds 2,295 5.750 06/01/50 2,266
Philadelphia Authority for Industrial Development Revenue Bonds 150 5.000 06/15/50 131
Philadelphia Authority for Industrial Development Revenue Bonds 1,075 5.000 08/01/50 1,047
Philadelphia Authority for Industrial Development Revenue Bonds 145 5.250 06/15/52 137
Scranton Redevelopment Authority Revenue Bonds 40 5.000 11/15/28 40
Susquehanna Area Regional Airport Authority Revenue Bonds 200 5.000 01/01/38 202
Upper Dauphin Industrial Development Authority Revenue Bonds (Þ) 380 6.250 07/01/57 330
Washington County Redevelopment Authority Tax Allocation 140 5.000 07/01/28 142
West Cornwall Township Municipal Authority Revenue Bonds 365 4.000 11/15/36 361

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
298 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Cornwall Township Municipal Authority Revenue Bonds 555 4.000 11/15/46 464
95,631
Puerto Rico - 7.1%
Children's Trust Fund Revenue Bonds 100 5.500 05/15/39 100
Children's Trust Fund Revenue Bonds 5,000 6.778 05/15/50 1,017
Commonwealth of Puerto Rico General Obligation Unlimited 1,290 5.625 07/01/27 1,325
Commonwealth of Puerto Rico General Obligation Unlimited 653 5.625 07/01/29 698
Commonwealth of Puerto Rico General Obligation Unlimited 2,212 5.750 07/01/31 2,447
Commonwealth of Puerto Rico General Obligation Unlimited 2,434 4.000 07/01/33 2,480
Commonwealth of Puerto Rico General Obligation Unlimited 6,448 4.399 07/01/33 4,686
Commonwealth of Puerto Rico General Obligation Unlimited 3,932 4.000 07/01/35 3,938
Commonwealth of Puerto Rico General Obligation Unlimited 843 4.000 07/01/37 830
Commonwealth of Puerto Rico General Obligation Unlimited 1,457 4.000 07/01/41 1,370
Commonwealth of Puerto Rico General Obligation Unlimited 4,337 4.000 07/01/46 3,852
Commonwealth of Puerto Rico Notes (~)(Æ)(Ê)(Ø) 12,616 1.000 11/01/43 8,232
Commonwealth of Puerto Rico Notes (~)(Æ)(Ê)(Ø) 7,644 1.000 11/01/51 4,883
Commonwealth of Puerto Rico Notes (~)(Ê) 1,982 2.788 11/01/51 976
Commonwealth of Puerto Rico Notes (~)(Ê) 3,000 4.983 11/01/51 858
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds 10,569 7.500 08/20/40 10,332
HTA CL 6 Trust Revenue Bonds 615 5.250 07/01/38 615
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 400 5.000 07/01/30 417
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 1,800 5.000 07/01/35 1,883
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 1,550 5.000 07/01/37 1,639
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 4,050 4.000 07/01/42 3,839
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 2,000 4.000 07/01/47 1,743
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 12,035 5.000 07/01/47 11,933
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 650 5.250 07/01/19 432
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/20 33
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/21 33
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 5.250 07/01/21 66
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 200 5.250 07/01/24 133
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 5.250 07/01/25 66
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 775 4.750 07/01/26 514
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 885 5.250 07/01/26 587
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/27 33
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,905 5.250 07/01/27 1,263
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,370 5.000 07/01/28 2,235
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 150 5.250 07/01/28 99
Puerto Rico Electric Power Authority Revenue Bonds (~)(µ)(Ê) 2,560 3.148 07/01/29 2,439
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.250 07/01/30 33
Puerto Rico Electric Power Authority Revenue Bonds (µ)(Æ)(Ø)(Þ) 2,000 10.197 07/01/30 1,303
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,150 5.250 07/01/31 763
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 4,305 5.000 07/01/32 2,855
Puerto Rico Electric Power Authority Revenue Bonds (µ) 100 5.250 07/01/32 100
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 190 6.050 07/01/32 126
Puerto Rico Electric Power Authority Revenue Bonds (µ) 355 4.750 07/01/33 351
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 200 5.250 07/01/33 133
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 135 7.000 07/01/33 90
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 805 5.250 07/01/35 534
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,520 6.750 07/01/36 1,008
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 325 5.000 07/01/37 216

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,675 5.500 07/01/38 2,437
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 4,305 5.250 07/01/40 2,855
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,965 5.000 07/01/42 1,303
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,115 7.000 07/01/43 739
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.375 07/01/49 33
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 150 6.250 01/01/40 170
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 100 6.500 01/01/41 115
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 200 6.500 01/01/42 228
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 600 6.750 01/01/45 678
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 225 6.750 01/01/46 253
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 273 3.229 07/01/29 245
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 276 3.478 07/01/31 229
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 281 3.683 07/01/33 215
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 220 4.500 07/01/34 220
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 8,649 4.329 07/01/40 8,586
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,175 4.550 07/01/40 1,179
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,000 5.325 07/01/46 1,734
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 65,134 5.331 07/01/46 22,557
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 19,794 5.538 07/01/51 5,030
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 32 4.536 07/01/53 29
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,824 4.750 07/01/53 5,586
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 10,294 4.784 07/01/58 9,820
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 2,000 5.000 07/01/58 1,944
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 22,885 5.000 07/01/58 22,349
174,072
Rhode Island - 0.2%
Rhode Island Health and Educational Building Corp. Revenue Bonds (~)(Ê) 485 2.050 09/01/43 485
Rhode Island Health and Educational Building Corp. Revenue Bonds 525 5.250 05/15/49 536
Rhode Island Health and Educational Building Corp. Revenue Bonds 1,000 4.125 05/15/53 935
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 500 5.000 10/01/42 524
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 650 4.600 10/01/49 633
Tobacco Settlement Financing Corp. Revenue Bonds 250 5.000 06/01/50 244
Tobacco Settlement Financing Corp. Revenue Bonds 15,450 7.580 06/01/52 2,256
5,613
South Carolina - 0.7%
County of Berkeley Special Assessment Revenue Bonds 325 4.000 11/01/30 324
County of Berkeley Special Assessment Revenue Bonds 2,250 4.250 11/01/40 2,074
County of Lancaster Special Assessment Revenue Bonds (Þ) 100 6.000 06/01/45 105
County of Lancaster Special Assessment Revenue Bonds (Þ) 150 6.200 06/01/55 154
Patriots Energy Group Financing Agency Revenue Bonds (~)(ae)(Ê) 1,000 5.250 02/01/54 1,081
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 100 5.125 06/15/42 96
South Carolina Jobs-Economic Development Authority Revenue Bonds 215 5.000 11/15/47 213
South Carolina Jobs-Economic Development Authority Revenue Bonds 180 5.500 11/01/49 192
South Carolina Jobs-Economic Development Authority Revenue Bonds 270 5.500 11/01/50 287
South Carolina Jobs-Economic Development Authority Revenue Bonds 750 5.250 04/01/51 739
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 500 5.250 06/15/52 439
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,465 5.250 11/15/52 1,390
South Carolina Jobs-Economic Development Authority Revenue Bonds 575 4.500 11/01/54 560
South Carolina Jobs-Economic Development Authority Revenue Bonds 560 5.750 11/15/54 571

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
300 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 425 5.250 06/15/57 366
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,200 5.625 10/01/60 1,171
South Carolina Public Service Authority Revenue Bonds (µ) 2,851 4.000 12/01/39 2,933
South Carolina Public Service Authority Revenue Bonds (µ) 1,364 4.000 12/01/46 1,287
South Carolina Public Service Authority Revenue Bonds (µ) 1,000 5.000 12/01/52 1,025
South Carolina Public Service Authority Revenue Bonds 250 5.250 12/01/55 250
South Carolina Transportation Infrastructure Bank Revenue Bonds 1,800 2.250 10/01/32 1,678
Spartanburg Regional Health Services District Revenue Bonds (µ) 1,000 3.000 04/15/49 739
17,674
South Dakota - 0.1%
County of Lincoln Revenue Bonds 890 4.000 08/01/41 814
County of Lincoln Revenue Bonds 75 4.000 08/01/56 57
County of Lincoln Revenue Bonds 650 4.000 08/01/61 482
1,353
Tennessee - 0.3%
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 500 4.000 08/01/36 510
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 3,000 5.000 08/01/44 3,045
Greenville Health and Educational Facilities Board Revenue Bonds 275 4.000 07/01/40 270
Memphis-Shelby County Industrial Development Board Tax Allocation (Æ)(Ø) 400 5.625 01/01/46 271
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds 230 5.000 10/01/34 238
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds 100 5.000 07/01/46 100
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds (µ) 1,500 4.000 05/01/51 1,287
Metropolitan Government Nashville and Davidson County Industrial Development
Board Special Assessment (Þ) 170 5.072 06/01/43 72
Metropolitan Government Nashville and Davidson County Industrial Development
Board Special Assessment (Þ) 100 4.000 06/01/51 85
Shelby County Health and Educational Facilities Board Revenue Bonds (Þ) 100 5.000 06/01/44 99
Shelby County Health and Educational Facilities Board Revenue Bonds (Þ) 225 5.250 06/01/56 217
6,194
Texas - 7.8%
Arlington Higher Education Finance Corp. Revenue Bonds 25 4.000 08/15/36 23
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/41 44
Arlington Higher Education Finance Corp. Revenue Bonds 1,500 4.750 08/15/44 1,383
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/46 39
Arlington Higher Education Finance Corp. Revenue Bonds 800 5.000 08/15/48 729
Arlington Higher Education Finance Corp. Revenue Bonds 520 3.000 08/15/49 378
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.625 08/15/52 61
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 4.000 02/15/54 881
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 4.875 06/15/54 91
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.000 08/15/54 90
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.750 08/15/57 92
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 4.875 06/15/59 89
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 500 6.750 02/15/62 500
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 5.000 06/15/64 89
Austin Convention Enterprises, Inc. Revenue Bonds 100 5.000 01/01/29 101
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/32 50
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/33 50
Bexar County Health Facilities Development Corp. Revenue Bonds 910 5.000 07/15/37 911
Bexar County Health Facilities Development Corp. Revenue Bonds 755 5.000 07/15/42 732
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 325 5.250 12/01/35 325
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 65 5.000 12/01/40 65

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 301
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.000 12/01/45 49
Brazoria County Industrial Development Corp. Revenue Bonds (~)(Ê)(Þ) 609 10.000 06/01/42 108
Caddo Mills Independent School District General Obligation Unlimited 500 4.250 02/15/53 469
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 1,000 3.625 07/01/26 993
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 2,000 6.500 07/01/26 1,974
Cedar Bayou Navigation District Special Assessment 585 6.000 09/15/51 486
City of Alvarado Special Assessment Revenue Bonds (Þ) 100 6.000 09/01/54 102
City of Anna Special Assessment Revenue Bonds (Þ) 504 5.000 09/15/51 472
City of Anna Special Assessment Revenue Bonds (Þ) 175 6.000 09/01/52 177
City of Anna Special Assessment Revenue Bonds (Þ) 200 7.375 09/15/52 218
City of Anna Special Assessment Revenue Bonds (Þ) 125 5.875 09/15/53 127
City of Anna Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/54 101
City of Anna Special Assessment Revenue Bonds 625 5.500 09/15/55 614
City of Arlington Tax Allocation Revenue Bonds 920 4.000 08/15/41 858
City of Aubrey Special Assessment (Þ) 120 5.875 09/01/43 123
City of Aubrey Special Assessment (Þ) 183 6.000 09/01/45 190
City of Aubrey Special Assessment (Þ) 125 6.000 09/01/53 127
City of Aubrey Special Assessment (Þ) 260 5.625 12/31/55 264
City of Austin Special Assessment Revenue Bonds (Þ) 205 5.125 11/01/33 208
City of Austin Special Assessment Revenue Bonds (Þ) 100 5.500 11/01/51 99
City of Austin Special Assessment Revenue Bonds (Þ) 100 5.250 11/01/53 97
City of Balch Springs Special Assessment Revenue Bonds (Þ) 125 5.875 09/15/54 127
City of Bee Cave Special Assessment Revenue Bonds (Þ) 99 4.125 09/01/26 99
City of Bee Cave Special Assessment Revenue Bonds (Þ) 100 5.000 09/01/41 98
City of Bee Cave Special Assessment Revenue Bonds (Þ) 122 5.250 09/01/51 118
City of Boyd Special Assessment Revenue Bonds (Þ) 100 5.625 09/15/45 103
City of Boyd Special Assessment Revenue Bonds (Þ) 100 5.875 09/15/55 101
City of Buda Special Assessment Revenue Bonds (Þ) 500 6.625 09/01/45 502
City of Buda Special Assessment Revenue Bonds (Þ) 250 6.000 09/01/55 249
City of Buda Special Assessment Revenue Bonds (Þ) 500 6.750 09/01/55 499
City of Celina Special Assessment Revenue Bonds (Þ) 25 2.750 09/01/26 25
City of Celina Special Assessment Revenue Bonds (Þ) 25 3.500 09/01/26 25
City of Celina Special Assessment Revenue Bonds (Þ) 25 3.250 09/01/31 24
City of Celina Special Assessment Revenue Bonds (Þ) 28 4.000 09/01/31 28
City of Celina Special Assessment Revenue Bonds (µ) 1,020 3.000 09/01/35 973
City of Celina Special Assessment Revenue Bonds (Þ) 125 4.125 09/01/39 113
City of Celina Special Assessment Revenue Bonds (µ) 1,955 2.625 09/01/40 1,546
City of Celina Special Assessment Revenue Bonds (Þ) 72 3.500 09/01/41 56
City of Celina Special Assessment Revenue Bonds (Þ) 61 4.250 09/01/41 55
City of Celina Special Assessment Revenue Bonds (Þ) 55 3.375 09/01/42 43
City of Celina Special Assessment Revenue Bonds (Þ) 100 6.250 09/01/42 101
City of Celina Special Assessment Revenue Bonds (Þ) 100 4.000 09/01/43 86
City of Celina Special Assessment Revenue Bonds (Þ) 150 5.125 09/01/44 150
City of Celina Special Assessment Revenue Bonds (Þ) 300 5.500 09/01/45 305
City of Celina Special Assessment Revenue Bonds (Þ) 1,845 4.375 09/01/49 1,561
City of Celina Special Assessment Revenue Bonds (Þ) 131 4.000 09/01/51 98
City of Celina Special Assessment Revenue Bonds (Þ) 100 4.125 09/01/51 83
City of Celina Special Assessment Revenue Bonds (Þ) 90 4.500 09/01/51 79
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.000 09/01/51 97
City of Celina Special Assessment Revenue Bonds (Þ) 255 4.000 09/01/52 199
City of Celina Special Assessment Revenue Bonds 100 5.250 09/01/52 94

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
302 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.625 09/01/52 100
City of Celina Special Assessment Revenue Bonds (Þ) 130 5.750 09/01/52 131
City of Celina Special Assessment Revenue Bonds (Þ) 125 6.500 09/01/52 126
City of Celina Special Assessment Revenue Bonds (Þ) 650 6.750 09/01/52 659
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/53 99
City of Celina Special Assessment Revenue Bonds (Þ) 175 5.500 09/01/53 172
City of Celina Special Assessment Revenue Bonds (Þ) 140 6.000 09/01/53 143
City of Celina Special Assessment Revenue Bonds (Þ) 125 6.125 09/01/53 126
City of Celina Special Assessment Revenue Bonds (Þ) 200 5.500 09/01/54 201
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.750 09/01/54 101
City of Celina Special Assessment Revenue Bonds (Þ) 730 5.625 09/01/55 728
City of Corpus Christi Special Assessment 100 6.125 09/15/44 97
City of Corpus Christi Special Assessment 175 6.500 09/15/54 172
City of Crandall Special Assessment Revenue Bonds (Þ) 222 6.125 09/15/32 231
City of Crandall Special Assessment Revenue Bonds (Þ) 240 4.250 09/15/41 219
City of Crandall Special Assessment Revenue Bonds (Þ) 100 5.000 09/15/41 96
City of Crandall Special Assessment Revenue Bonds (Þ) 75 5.250 09/15/45 74
City of Crandall Special Assessment Revenue Bonds (Þ) 100 4.500 09/15/51 88
City of Crandall Special Assessment Revenue Bonds (Þ) 100 5.250 09/15/51 95
City of Crandall Special Assessment Revenue Bonds (Þ) 500 6.125 09/15/52 514
City of Crandall Special Assessment Revenue Bonds (Þ) 175 6.750 09/15/52 180
City of Crandall Special Assessment Revenue Bonds (Þ) 125 5.500 09/15/55 121
City of Dallas Waterworks and Sewer System Revenue Bonds 1,000 5.000 10/01/44 1,002
City of Dayton Special Assessment Revenue Bonds (Þ) 105 5.250 09/01/52 104
City of Dayton Special Assessment Revenue Bonds (Þ) 100 5.750 09/01/52 99
City of Dayton Special Assessment Revenue Bonds (Þ) 150 5.750 09/01/54 151
City of Dayton Special Assessment Revenue Bonds (Þ) 200 6.250 09/01/54 202
City of Decatur Special Assessment Revenue Bonds (Þ) 100 5.500 09/15/45 100
City of Decatur Special Assessment Revenue Bonds (Þ) 200 6.875 09/15/54 207
City of Decatur Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/55 100
City of Decatur Special Assessment Revenue Bonds (Þ) 100 6.375 09/15/55 100
City of Dorchester Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/44 97
City of Dorchester Special Assessment Revenue Bonds (Þ) 131 7.000 09/15/44 125
City of Dorchester Special Assessment Revenue Bonds (Þ) 150 6.250 09/15/54 145
City of Dorchester Special Assessment Revenue Bonds (Þ) 146 7.250 09/15/54 138
City of Dripping Springs Special Assessment (Þ) 70 5.250 09/01/54 68
City of Elmendorf Special Assessment Revenue Bonds (Þ) 272 4.000 09/01/51 216
City of Fate Special Assessment Revenue Bonds (Þ) 100 3.750 08/15/41 90
City of Fate Special Assessment Revenue Bonds (Þ) 110 4.000 08/15/51 95
City of Fate Special Assessment Revenue Bonds (Þ) 105 4.375 08/15/52 87
City of Fate Special Assessment Revenue Bonds (Þ) 225 6.000 08/15/52 231
City of Fate Special Assessment Revenue Bonds (Þ) 100 5.375 08/15/53 99
City of Forney Special Assessment Revenue Bonds (Þ) 627 6.500 09/15/53 661
City of Fort Worth Special Assessment Revenue Bonds (Þ) 150 5.000 09/01/32 151
City of Friendswood Special Assessment Revenue Bonds 600 7.000 09/15/54 598
City of Georgetown Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/42 96
City of Georgetown Special Assessment Revenue Bonds (Þ) 100 4.250 09/15/47 90
City of Granbury Special Assessment Revenue Bonds 150 7.250 09/15/45 152
City of Granbury Special Assessment Revenue Bonds 375 7.500 09/15/55 379
City of Hackberry Special Assessment Revenue Bonds 100 5.000 09/01/44 98
City of Hackberry Special Assessment Revenue Bonds 145 5.000 09/01/47 134

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 303
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Haslet Special Assessment Revenue Bonds (Þ) 200 4.375 09/01/49 171
City of Haslet Special Assessment Revenue Bonds (Þ) 200 4.000 09/01/51 157
City of Houston Airport System Revenue Bonds 695 5.000 07/01/27 713
City of Houston Airport System Revenue Bonds 420 5.000 07/15/27 428
City of Houston Airport System Revenue Bonds 3,915 5.000 07/15/28 4,040
City of Houston Airport System Revenue Bonds 410 5.000 07/01/29 411
City of Houston Airport System Revenue Bonds 1,000 5.500 07/15/36 1,074
City of Houston Airport System Revenue Bonds 2,190 5.500 07/15/37 2,341
City of Houston Airport System Revenue Bonds 2,900 5.500 07/15/38 3,104
City of Houston Airport System Revenue Bonds 575 4.000 07/15/41 525
City of Houston Airport System Revenue Bonds 540 4.000 07/01/47 478
City of Huntsville Special Assessment Revenue Bonds (Þ) 100 5.375 09/15/44 98
City of Huntsville Special Assessment Revenue Bonds (Þ) 100 5.625 09/15/54 98
City of Hutto Special Assessment Revenue Bonds (Þ) 705 5.125 09/01/45 690
City of Hutto Special Assessment Revenue Bonds (Þ) 200 4.000 09/01/51 168
City of Hutto Special Assessment Revenue Bonds (Þ) 296 4.000 09/01/56 220
City of Hutto Special Assessment Revenue Bonds (Þ) 170 5.625 09/01/58 169
City of Justin Special Assessment Revenue Bonds (Þ) 255 5.500 09/01/47 256
City of Justin Special Assessment Revenue Bonds (Þ) 802 5.750 09/01/53 809
City of Justin Special Assessment Revenue Bonds (Þ) 100 6.125 09/01/55 103
City of Kaufman Special Assessment Revenue Bonds (Þ) 125 5.250 09/15/44 119
City of Kaufman Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/52 102
City of Kaufman Special Assessment Revenue Bonds (Þ) 125 5.500 09/15/54 118
City of Kyle Special Assessment Revenue Bonds (Þ) 216 4.375 09/01/32 214
City of Kyle Special Assessment Revenue Bonds (Þ) 100 4.625 09/01/39 95
City of Kyle Special Assessment Revenue Bonds (Þ) 100 3.750 09/01/41 84
City of Kyle Special Assessment Revenue Bonds 160 5.000 09/01/42 151
City of Kyle Special Assessment Revenue Bonds (Þ) 200 5.250 09/01/43 197
City of Kyle Special Assessment Revenue Bonds (Þ) 100 4.750 09/01/44 93
City of Kyle Special Assessment Revenue Bonds (Þ) 100 5.500 09/01/47 100
City of Kyle Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/50 100
City of Kyle Special Assessment Revenue Bonds (Þ) 260 5.750 09/01/53 260
City of Kyle Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/54 99
City of Lago Vista Special Assessment Revenue Bonds 55 3.750 09/01/42 48
City of Lago Vista Special Assessment Revenue Bonds (Þ) 210 6.000 09/01/54 217
City of Lavon Special Assessment Revenue Bonds (Þ) 100 4.250 09/15/39 92
City of Lavon Special Assessment Revenue Bonds (Þ) 136 4.000 09/15/42 117
City of Lavon Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/42 87
City of Lavon Special Assessment Revenue Bonds (Þ) 135 4.500 09/15/49 118
City of Lavon Special Assessment Revenue Bonds (Þ) 318 4.125 09/15/52 258
City of Lavon Special Assessment Revenue Bonds (Þ) 100 4.500 09/15/52 82
City of Lavon Special Assessment Revenue Bonds (Þ) 100 5.375 09/15/52 98
City of Lavon Special Assessment Revenue Bonds (Þ) 400 6.125 09/15/52 416
City of Lavon Special Assessment Revenue Bonds (Þ) 100 5.500 09/15/54 100
City of Lavon Special Assessment Revenue Bonds 875 5.750 09/15/55 865
City of Lewisville Special Assessment Revenue Bonds (Þ) 125 8.000 09/01/53 132
City of Liberty Hill Special Assessment Revenue Bonds (Þ) 100 4.125 09/01/42 86
City of Liberty Hill Special Assessment Revenue Bonds (Þ) 100 4.375 09/01/52 83
City of Lowry Crossing Special Assessment (Þ) 740 5.750 09/15/45 765
City of Lowry Crossing Special Assessment (Þ) 150 6.000 09/15/55 153
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.500 09/15/40 95

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
304 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/41 87
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.000 09/15/51 79
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/51 83
City of Manor Special Assessment Revenue Bonds (Þ) 100 5.625 09/15/54 101
City of Manor Special Assessment Revenue Bonds (Þ) 170 7.000 09/15/55 171
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 4.125 09/01/41 89
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 6.375 09/01/44 100
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 7.375 09/01/44 99
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 4.375 09/01/51 85
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 5.125 09/01/51 94
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 6.625 09/01/54 100
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 7.625 09/01/54 99
City of McLendon -Chisholm Special Assessment (µ) 100 2.500 09/15/35 89
City of McLendon -Chisholm Special Assessment (Þ) 35 3.625 09/15/41 29
City of McLendon -Chisholm Special Assessment (µ) 680 3.000 09/15/45 504
City of McLendon -Chisholm Special Assessment (Þ) 100 4.375 09/15/49 85
City of McLendon -Chisholm Special Assessment (Þ) 50 4.000 09/15/51 40
City of McLendon -Chisholm Special Assessment (Þ) 270 5.750 09/15/52 270
City of Mesquite Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/39 102
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 5.500 09/01/43 151
City of Mesquite Special Assessment Revenue Bonds (Þ) 1,000 5.375 09/01/48 994
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/49 153
City of Mesquite Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/53 97
City of Mesquite Special Assessment Revenue Bonds (Þ) 200 5.625 09/01/53 200
City of Mesquite Special Assessment Revenue Bonds (Þ) 400 5.750 09/01/53 402
City of Mesquite Special Assessment Revenue Bonds 700 5.625 09/01/55 687
City of Mesquite Special Assessment Revenue Bonds 650 5.750 09/01/55 643
City of Midlothian Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/31 99
City of Midlothian Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/51 82
City of Midlothian Special Assessment Revenue Bonds (Þ) 200 5.375 09/15/52 198
City of Midlothian Special Assessment Revenue Bonds (Þ) 115 6.125 09/15/52 118
City of Mustang Ridge Special Assessment Revenue Bonds (Þ) 75 6.375 09/01/53 78
City of Mustang Ridge Special Assessment Revenue Bonds (Þ) 115 6.125 09/01/55 118
City of New Braunfels Special Assessment Revenue Bonds (Þ) 100 4.500 09/01/41 92
City of New Braunfels Special Assessment Revenue Bonds (Þ) 2,955 4.750 09/01/51 2,626
City of Oak Point Special Assessment Revenue Bonds (Þ) 625 3.125 09/01/41 503
City of Oak Point Special Assessment Revenue Bonds (Þ) 75 4.125 09/01/48 64
City of Oak Point Special Assessment Revenue Bonds (Þ) 75 4.500 09/01/48 62
City of Penitas General Obligation Limited 40 5.000 09/01/35 42
City of Penitas General Obligation Limited 100 5.750 09/01/45 105
City of Penitas General Obligation Limited 160 6.000 09/01/55 157
City of Pflugerville Special Assessment Revenue Bonds (Þ) 125 5.375 09/01/55 122
City of Pilot Point Special Assessment Revenue Bonds (Þ) 200 5.500 09/15/42 202
City of Pilot Point Special Assessment Revenue Bonds (Þ) 200 6.125 09/15/45 211
City of Pilot Point Special Assessment Revenue Bonds (Þ) 204 5.625 09/15/52 204
City of Pilot Point Special Assessment Revenue Bonds (Þ) 300 6.000 09/15/52 309
City of Pilot Point Special Assessment Revenue Bonds (Þ) 150 6.125 09/15/52 154
City of Pilot Point Special Assessment Revenue Bonds (Þ) 114 6.500 09/15/52 120
City of Pilot Point Special Assessment Revenue Bonds (Þ) 310 6.375 09/15/55 327
City of Pilot Point Special Assessment Revenue Bonds (Þ) 200 7.125 09/15/55 202
City of Plano Special Assessment Revenue Bonds (Þ) 140 8.250 09/15/43 148

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Plano Special Assessment Revenue Bonds (Þ) 115 7.500 09/15/53 122
City of Plano Special Assessment Revenue Bonds (Þ) 225 8.500 09/15/53 238
City of Princeton Special Assessment Revenue Bonds (Þ) 285 5.500 09/01/39 287
City of Princeton Special Assessment Revenue Bonds (Þ) 225 3.750 09/01/40 191
City of Princeton Special Assessment Revenue Bonds (Þ) 125 3.875 09/01/40 109
City of Princeton Special Assessment Revenue Bonds (Þ) 74 5.125 09/01/42 73
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/43 99
City of Princeton Special Assessment Revenue Bonds (Þ) 100 7.000 09/01/43 102
City of Princeton Special Assessment Revenue Bonds (Þ) 50 5.125 09/01/44 50
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/44 99
City of Princeton Special Assessment Revenue Bonds (Þ) 200 5.750 09/01/45 207
City of Princeton Special Assessment Revenue Bonds (Þ) 130 4.875 09/01/48 125
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.750 09/01/49 100
City of Princeton Special Assessment Revenue Bonds (Þ) 325 4.000 09/01/50 257
City of Princeton Special Assessment Revenue Bonds (Þ) 160 4.125 09/01/50 131
City of Princeton Special Assessment Revenue Bonds (Þ) 185 4.000 09/01/51 146
City of Princeton Special Assessment Revenue Bonds (Þ) 75 4.375 09/01/52 66
City of Princeton Special Assessment Revenue Bonds (Þ) 270 5.250 09/01/52 259
City of Princeton Special Assessment Revenue Bonds (Þ) 125 5.500 09/01/53 123
City of Princeton Special Assessment Revenue Bonds (Þ) 100 6.375 09/01/53 104
City of Princeton Special Assessment Revenue Bonds (Þ) 250 7.000 09/01/53 252
City of Princeton Special Assessment Revenue Bonds (Þ) 150 7.875 09/01/53 152
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/54 99
City of Princeton Special Assessment Revenue Bonds (Þ) 150 5.500 09/01/54 148
City of Princeton Special Assessment Revenue Bonds (Þ) 200 6.000 09/01/55 204
City of Red Oak Special Assessment Revenue Bonds (Þ) 100 3.375 09/15/41 81
City of Red Oak Special Assessment Revenue Bonds (Þ) 100 4.000 09/15/51 80
City of Royse General Obligation Unlimited 5,300 5.000 02/15/54 5,470
City of Royse Special Assessment Revenue Bonds (Þ) 125 4.125 09/15/39 112
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 90
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/49 85
City of Royse Special Assessment Revenue Bonds (Þ) 200 4.375 09/15/50 171
City of Royse Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/52 103
City of Royse Special Assessment Revenue Bonds (Þ) 50 5.625 09/15/54 49
City of Royse Special Assessment Revenue Bonds (Þ) 100 5.875 09/15/54 103
City of Sachse Special Assessment Revenue Bonds (Þ) 100 6.875 09/15/42 108
City of Sachse Special Assessment Revenue Bonds (Þ) 150 7.000 09/15/52 161
City of San Marcos Special Assessment Revenue Bonds (Þ) 130 6.000 09/01/48 134
City of Seagoville Special Assessment Revenue Bonds (Þ) 149 6.000 09/15/44 150
City of Seagoville Special Assessment Revenue Bonds (Þ) 200 6.250 09/15/54 202
City of Seagoville Special Assessment Revenue Bonds (Þ) 325 7.000 09/15/54 326
City of Shenandoah Special Assessment Revenue Bonds 140 5.700 09/01/47 139
City of Sinton Special Assessment Revenue Bonds (Þ) 200 5.125 09/01/42 194
City of Sinton Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/51 95
City of Terrell Special Assessment Revenue Bonds (Þ) 250 6.250 09/15/55 257
City of Terrell Special Assessment Revenue Bonds (Þ) 560 7.000 09/15/55 571
City of Tomball Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/45 157
City of Tomball Special Assessment Revenue Bonds (Þ) 112 5.750 09/15/52 113
City of Tomball Special Assessment Revenue Bonds (Þ) 199 5.500 09/15/53 196
City of Tomball Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/53 102
City of Tomball Special Assessment Revenue Bonds (Þ) 150 6.125 09/15/55 154

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
306 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Uhland Special Assessment Revenue Bonds (Þ) 750 6.625 09/01/52 797
City of Uhland Special Assessment Revenue Bonds (Þ) 100 5.500 09/01/55 99
City of Waxahachie Special Assessment (Þ) 100 5.500 08/15/52 100
City of Wharton Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/55 102
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 25 5.000 06/15/34 25
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 50 5.750 06/15/44 47
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 100 6.000 06/15/54 92
Clifton Higher Education Finance Corp. Revenue Bonds 2,000 6.000 08/15/55 1,949
Club Municipal Management District No. 1 Special Assessment (Þ) 100 5.100 09/01/44 100
Club Municipal Management District No. 1 Special Assessment (Þ) 1,172 5.375 09/01/55 1,167
County of Bastrop Special Assessment Revenue Bonds 100 5.250 09/01/44 100
County of Bastrop Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/53 97
County of Bastrop Special Assessment Revenue Bonds 100 5.500 09/01/54 100
County of Denton Special Assessment Revenue Bonds (Þ) 175 5.250 12/31/44 176
County of Denton Special Assessment Revenue Bonds (Þ) 100 5.750 12/31/44 98
County of Denton Special Assessment Revenue Bonds (Þ) 175 6.000 12/31/44 174
County of Denton Special Assessment Revenue Bonds (Þ) 200 5.375 12/31/45 202
County of Denton Special Assessment Revenue Bonds (Þ) 250 5.875 12/31/45 258
County of Denton Special Assessment Revenue Bonds (Þ) 300 5.625 12/31/54 303
County of Denton Special Assessment Revenue Bonds (Þ) 175 6.125 12/31/54 173
County of Denton Special Assessment Revenue Bonds (Þ) 300 6.250 12/31/54 299
County of Denton Special Assessment Revenue Bonds (Þ) 300 5.625 12/31/55 300
County of Denton Special Assessment Revenue Bonds (Þ) 500 6.125 12/31/55 518
County of Hays Special Assessment Revenue Bonds (Þ) 200 5.500 09/15/42 201
County of Hays Special Assessment Revenue Bonds (Þ) 356 5.750 09/15/52 359
County of Montgomery Special Assessment 100 5.250 09/15/45 99
County of Montgomery Special Assessment 100 5.375 09/15/54 96
County of Montgomery Special Assessment 150 5.500 09/15/54 147
Crandall Economic Development Corp. Revenue Bonds (µ) 100 5.000 08/15/50 100
Dallas Independent School District General Obligation Unlimited 3,000 4.000 02/15/55 2,703
Dallas Metrocare Services Revenue Bonds 4,000 5.250 11/01/65 4,152
East Waller County Management District Special Assessment (Þ) 300 6.250 09/15/55 316
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 4.500 08/15/35 95
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 5.000 08/15/44 90
Fort Bend County Industrial Development Corp. Revenue Bonds 230 4.750 05/01/38 230
Grand Parkway Transportation Corp. Revenue Bonds 1,000 5.850 10/01/47 1,062
Grand Parkway Transportation Corp. Revenue Bonds (µ) 5,200 4.000 10/01/49 4,722
Hickory Tree Community Development District Special Assessment 150 5.450 05/01/55 149
Hidalgo County Regional Mobility Authority Revenue Bonds 425 5.808 12/01/49 111
Hidalgo County Regional Mobility Authority Revenue Bonds 445 5.836 12/01/50 109
Hidalgo County Regional Mobility Authority Revenue Bonds 475 5.859 12/01/51 109
Hidalgo County Regional Mobility Authority Revenue Bonds 475 5.870 12/01/52 103
Hidalgo County Regional Mobility Authority Revenue Bonds 500 5.885 12/01/53 102
Hidalgo County Regional Mobility Authority Revenue Bonds 525 5.894 12/01/54 101
Highland Park Independent School District/Potter County General Obligation
Unlimited 1,000 4.000 02/15/48 930
Houston Higher Education Finance Corp. Revenue Bonds 115 4.000 10/01/51 90
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 310 5.500 09/01/53 311
Karis Municipal Management District of Tarrant County Special Assessment 60 5.000 12/01/44 60
Karis Municipal Management District of Tarrant County Special Assessment 70 5.250 12/01/53 69
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited 230 3.000 09/01/46 150
Lake Houston Redevelopment Authority Revenue Bonds 350 3.000 09/01/40 291

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 307
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lake Houston Redevelopment Authority Revenue Bonds 30 2.500 09/01/41 22
Lake Houston Redevelopment Authority Revenue Bonds 1,665 3.000 09/01/44 1,251
Lake Houston Redevelopment Authority Revenue Bonds 50 3.000 09/01/47 35
Liberty Hill Independent School District General Obligation Unlimited 9,200 5.000 02/01/55 9,528
Matagorda County Navigation District No. 1 Revenue Bonds 265 4.250 05/01/30 273
Mission Economic Development Corp. Revenue Bonds (Þ) 2,400 4.625 10/01/31 2,401
Mitchell County Hospital District General Obligation Limited 45 5.500 02/15/40 42
Mitchell County Hospital District General Obligation Limited 80 5.250 02/15/45 70
Mitchell County Hospital District General Obligation Limited 50 4.000 02/15/51 35
Montgomery County Toll Road Authority Revenue Bonds 300 5.000 09/15/48 300
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 4.250 10/01/30 101
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 5.250 07/01/32 98
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/36 941
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 100 5.000 08/15/39 101
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 345 5.000 07/01/40 269
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/40 951
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 5.250 01/01/42 240
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 6.750 07/01/44 101
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 1,000 5.000 04/01/46 994
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 700 4.000 08/15/46 554
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,250 4.000 08/15/51 949
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,065 5.750 07/15/52 1,065
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 50 7.125 07/01/56 51
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,100 4.000 08/15/56 810
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 7,345 5.500 01/01/57 6,652
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 770 7.000 01/01/57 538
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 6.000 07/15/57 252
New Hope Higher Education Finance Corp. Revenue Bonds 1,000 5.000 03/15/55 1,024
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 75 4.000 09/15/41 66
North Texas Tollway Authority Revenue Bonds (µ) 2,000 3.000 01/01/46 1,571
North Texas Tollway Authority Revenue Bonds 1,345 3.000 01/01/46 1,056
Port Beaumont Navigation District Revenue Bonds (Þ) 925 10.000 07/01/26 943
Port Beaumont Navigation District Revenue Bonds (Þ) 100 2.750 01/01/36 83
Port Beaumont Navigation District Revenue Bonds (Þ) 325 2.875 01/01/41 246
Port Beaumont Navigation District Revenue Bonds (Þ) 300 5.125 01/01/44 298
Port Beaumont Navigation District Revenue Bonds (Þ) 1,450 3.000 01/01/50 955
Port Beaumont Navigation District Revenue Bonds (Þ) 350 5.250 01/01/54 324
Port of Beaumont Industrial Development Authority Revenue Bonds (Þ) 1,900 4.100 01/01/28 1,739
Port of Port Arthur Navigation District Revenue Bonds (~)(Ê) 1,200 3.250 04/01/40 1,200
San Antonio Education Facilities Corp. Revenue Bonds 1,000 4.000 04/01/51 769
San Antonio Water System Revenue Bonds (~)(Ê) 14,000 2.950 05/01/55 14,000
Sherman Independent School District General Obligation Unlimited 1,000 5.000 02/15/53 1,027
South Manvel Development Authority Tax Allocation 150 4.500 04/01/39 152
South Manvel Development Authority Tax Allocation 125 5.000 04/01/43 121
State of Texas General Obligation Unlimited 180 5.000 08/01/41 180
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 505 5.000 05/15/45 480
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 1,610 5.000 11/15/46 1,553
Tarrant County Hospital District General Obligation Limited 230 4.250 08/15/53 210
Texas City Industrial Development Corp. Revenue Bonds 770 4.125 12/01/45 671
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds 1,000 5.000 12/15/31 1,086
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 4,100 5.000 06/30/58 4,002

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
308 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 4,350 5.500 12/31/58 4,493
Texas Transportation Finance Corp. Revenue Bonds 8,000 5.250 10/01/55 8,458
Town of Argyle Special Assessment Revenue Bonds (Þ) 145 5.250 09/01/47 142
Town of Hickory Creek Special Assessment Revenue Bonds 200 3.875 09/01/37 196
Town of Little Elm Special Assessment Revenue Bonds (Þ) 727 5.750 09/01/38 739
Town of Little Elm Special Assessment Revenue Bonds (Þ) 100 3.750 09/01/42 84
Town of Little Elm Special Assessment Revenue Bonds (Þ) 100 4.000 09/01/51 80
Town of Little Elm Special Assessment Revenue Bonds (Þ) 750 6.875 09/01/52 807
Town of Providence Village Special Assessment (Þ) 76 5.350 09/01/45 77
Town of Providence Village Special Assessment (Þ) 370 5.250 09/01/54 363
Town of Providence Village Special Assessment (Þ) 100 5.500 09/01/55 98
Travis County Development Authority Special Assessment (Þ) 100 5.500 09/01/52 99
Travis County Development Authority Special Assessment (Þ) 100 5.125 09/01/54 97
Travis County Development Authority Special Assessment (Þ) 1,889 5.625 09/01/55 1,824
Travis County Healthcare District General Obligation Limited 5,000 5.250 03/01/55 5,194
Uptown Development Authority Tax Allocation 105 3.000 09/01/36 95
Uptown Development Authority Tax Allocation 50 3.000 09/01/37 45
Uptown Development Authority Tax Allocation 50 3.000 09/01/39 43
Uptown Development Authority Tax Allocation 50 3.000 09/01/40 42
Village of Salado Special Assessment Revenue Bonds (Þ) 100 6.500 09/01/54 101
Viridian Municipal Management District Special Assessment 25 3.125 12/01/35 22
Viridian Municipal Management District Special Assessment 30 3.375 12/01/40 24
Viridian Municipal Management District Special Assessment 385 4.750 12/01/43 359
Viridian Municipal Management District Special Assessment 50 3.500 12/01/47 37
Westside 211 Special Improvement District General Obligation Limited 600 3.000 08/15/51 406
189,861
Utah - 1.8%
Arrowhead Springs Public Infrastructure District Special Assessment (Þ) 275 5.625 12/01/54 271
Benloch Ranch Improvement Association No. 1 Revenue Bonds (Þ) 334 9.750 12/01/39 260
Black Desert Public Infrastructure District General Obligation Limited (Þ) 2,000 4.000 03/01/51 1,606
Black Desert Public Infrastructure District General Obligation Limited (~)(Ê)(Þ) 500 7.375 09/15/51 450
Black Desert Public Infrastructure District Special Assessment (Þ) 2,600 5.625 12/01/53 2,611
City of Salt Lake Airport Revenue Bonds 815 5.250 07/01/48 844
City of Salt Lake Airport Revenue Bonds 3,240 5.500 07/01/53 3,391
Coral Junction Public Infrastructure District No. 1 Special Assessment (Þ) 141 5.500 06/01/41 143
Desert Edge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 6.750 03/01/55 395
Downtown Revitalization Public Infrastructure District Revenue Bonds (~)(Ê)(Þ) 1,075 5.000 07/15/35 1,084
Firefly Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 6.625 03/01/54 508
Firefly Public Infrastructure District No. 1 Special Assessment (Þ) 509 5.625 12/01/43 514
Medical School Campus Public Infrastructure District General Obligation Limited (Þ) 750 5.500 02/01/50 603
Mida Cormont Public Infrastructure District General Obligation Limited (Þ) 550 6.750 06/01/55 469
Mida Cormont Public Infrastructure District General Obligation Limited (~)(Ê)(Þ) 500 8.500 06/15/55 511
Mida Golf and Equestrian Center Public Infrastructure District General Obligation
Limited (Þ) 1,500 4.500 06/01/51 1,261
MIDA Mountain Veterans Program Public Infrastructure District Tax Allocation (Þ) 500 5.200 06/01/54 484
Mida Mountain Village Public Infrastructure District Special Assessment (Þ) 1,000 4.500 08/01/40 967
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 500 5.125 06/15/54 481
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 500 6.000 06/15/54 509
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 3,500 5.500 06/01/55 3,479
Military Installation Development Authority Revenue Bonds 2,275 4.000 06/01/52 1,862
NWQ Public Infrastructure District General Obligation Limited (Þ) 1,375 6.125 03/01/56 1,380
Olympia Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 6.375 03/01/55 510

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 309
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Olympia Public Infrastructure District No. 1 Revenue Bonds (~)(Ê)(Þ) 500 5.125 12/01/29 508
Panorama Public Infrastructure District No. 1 General Obligation Limited (Þ) 2,835 6.250 03/01/55 2,852
Pine View Public Infrastructure District No. 2 Special Assessment (Þ) 1,000 6.250 12/01/55 1,000
Red Bridge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 4.375 02/01/51 383
South Salt Lake Redevelopment Agency Tax Allocation (Þ) 565 6.250 04/15/46 571
Tech Ridge Public Infrastructure District Special Assessment (Þ) 1,500 6.250 12/01/54 1,546
UIPA Crossroads Public Infrastructure District Tax Allocation (Þ) 1,000 4.125 06/01/41 909
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/38 968
Utah Infrastructure Agency Revenue Bonds 2,000 5.000 10/15/40 2,024
Utah Infrastructure Agency Revenue Bonds 850 4.000 10/15/41 778
Utah Infrastructure Agency Revenue Bonds 1,100 6.000 10/15/47 1,165
Utah State Charter School Finance Authority Revenue Bonds (Þ) 400 4.000 06/15/31 391
Utah State Charter School Finance Authority Revenue Bonds (Þ) 890 4.000 06/15/41 763
Utah State Charter School Finance Authority Revenue Bonds (Þ) 1,420 4.250 06/15/51 1,071
Utah State Charter School Finance Authority Revenue Bonds (Þ) 200 4.000 10/15/51 139
Utah State Charter School Finance Authority Revenue Bonds (Þ) 500 5.750 06/15/52 470
Utah State Charter School Finance Authority Revenue Bonds (Þ) 425 4.000 10/15/56 284
Utah State Charter School Finance Authority Revenue Bonds (Þ) 450 4.000 10/15/61 291
Verk Industrial Regional Public Infrastructure District Tax Allocation (Þ) 2,000 6.625 09/01/47 2,099
Wolf Creek Infrastructure Financing District No. 1 Special Assessment 700 5.750 12/01/44 722
43,527
Vermont - 0.1%
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 200 4.375 06/01/52 202
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 175 5.000 06/01/52 177
Vermont Educational and Health Buildings Financing Agency Revenue Bonds 450 5.000 10/01/42 385
Vermont Educational and Health Buildings Financing Agency Revenue Bonds (Þ) 275 5.500 10/01/43 246
Vermont Educational and Health Buildings Financing Agency Revenue Bonds (Þ) 875 5.250 10/01/52 676
Vermont Student Assistance Corp. Revenue Bonds 1,600 4.500 06/15/45 1,452
3,138
Virgin Islands - 0.6%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 750 5.000 10/01/28 775
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 7,845 5.000 10/01/30 8,208
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 2,640 5.000 10/01/32 2,789
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 1,125 5.000 10/01/39 1,173
Virgin Islands Public Finance Authority Revenue Bonds 1,530 5.000 10/01/32 1,519
Virgin Islands Public Finance Authority Revenue Bonds (Þ) 450 5.000 10/01/39 449
Virgin Islands Public Finance Authority Revenue Bonds (Þ) 350 6.000 04/01/53 357
15,270
Virginia - 1.0%
Albemarle County Economic Development Authority Revenue Bonds 500 4.000 06/01/54 422
Farmville Industrial Development Authority Revenue Bonds 5,300 5.000 01/01/40 5,154
Farmville Industrial Development Authority Revenue Bonds 200 5.000 01/01/50 179
James City County Economic Development Authority Revenue Bonds 40 4.000 06/01/41 35
James City County Economic Development Authority Revenue Bonds 60 4.000 06/01/47 47
Salem Economic Development Authority Revenue Bonds 40 4.000 04/01/45 34
Salem Economic Development Authority Revenue Bonds 100 6.000 04/01/55 106
Tobacco Settlement Financing Corp. Revenue Bonds 675 5.200 06/01/46 587
Tobacco Settlement Financing Corp. Revenue Bonds 3,745 6.706 06/01/46 2,839
Tobacco Settlement Financing Corp. Revenue Bonds 125 5.000 06/01/47 104
Tobacco Settlement Financing Corp. Revenue Bonds 12,200 6.247 06/01/47 3,349
Tobacco Settlement Financing Corp. Revenue Bonds 2,250 6.350 06/01/47 605
Virginia Beach Development Authority Revenue Bonds 375 7.000 09/01/53 410

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
310 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Virginia Beach Development Authority Revenue Bonds 800 7.000 09/01/59 871
Virginia College Building Authority Revenue Bonds 100 3.000 06/01/41 81
Virginia College Building Authority Revenue Bonds 75 4.000 06/01/46 63
Virginia College Building Authority Revenue Bonds 250 6.000 06/01/55 263
Virginia Housing Development Authority Revenue Bonds 675 4.650 09/01/55 660
Virginia Small Business Financing Authority Revenue Bonds 1,005 5.000 01/01/36 1,085
Virginia Small Business Financing Authority Revenue Bonds 3,000 4.000 01/01/48 2,687
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 12/31/49 965
Virginia Small Business Financing Authority Revenue Bonds 1,700 5.000 12/31/52 1,675
Virginia Small Business Financing Authority Revenue Bonds 3,570 5.000 12/31/56 3,386
25,607
Washington - 1.6%
County of King General Obligation Limited 425 5.000 12/01/53 442
Grant County Public Hospital District No. 1 General Obligation Unlimited 1,000 5.125 12/01/48 970
Grant County Public Hospital District No. 2 General Obligation Unlimited 1,500 5.000 12/01/44 1,481
Port of Seattle Revenue Bonds 235 4.000 08/01/47 209
Skagit County Public Hospital District No. 1 Revenue Bonds 3,050 5.500 12/01/54 3,115
Washington Economic Development Finance Authority Revenue Bonds (Þ) 1,500 5.625 12/01/40 1,522
Washington Economic Development Finance Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.875 12/01/45 1,006
Washington Higher Education Facilities Authority Revenue Bonds 975 4.000 10/01/42 876
Washington Higher Education Facilities Authority Revenue Bonds 75 4.000 05/01/45 68
Washington Higher Education Facilities Authority Revenue Bonds 2,500 4.000 10/01/49 2,017
Washington State Convention Center Public Facilities District Revenue Bonds 1,710 5.000 07/01/33 1,873
Washington State Convention Center Public Facilities District Revenue Bonds 1,250 5.000 07/01/48 1,254
Washington State Convention Center Public Facilities District Revenue Bonds 4,400 3.000 07/01/58 2,917
Washington State Convention Center Public Facilities District Revenue Bonds 2,820 4.000 07/01/58 2,329
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,420 4.000 07/01/58 1,210
Washington State Housing Finance Commission Revenue Bonds (Þ) 2,525 4.000 01/01/41 2,050
Washington State Housing Finance Commission Revenue Bonds 175 5.000 07/01/43 178
Washington State Housing Finance Commission Revenue Bonds 2,220 5.500 07/01/44 2,327
Washington State Housing Finance Commission Revenue Bonds 165 5.000 07/01/48 164
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 5.000 01/01/49 141
Washington State Housing Finance Commission Revenue Bonds (Þ) 4,000 5.500 07/01/50 3,987
Washington State Housing Finance Commission Revenue Bonds (Þ) 200 5.000 01/01/55 182
Washington State Housing Finance Commission Revenue Bonds (µ)(Þ) 1,800 5.250 07/01/55 1,807
Washington State Housing Finance Commission Revenue Bonds 1,700 6.250 01/01/56 1,693
Washington State Housing Finance Commission Revenue Bonds (Þ) 1,160 5.750 07/01/60 1,168
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 6.000 07/01/60 151
Washington State Housing Finance Commission Revenue Bonds 810 6.250 01/01/61 799
Washington State Housing Finance Commission Revenue Bonds (Þ) 500 7.000 07/01/64 513
Whidbey Island Public Hospital District General Obligation Unlimited 1,500 5.500 12/01/33 1,482
37,931
West Virginia - 0.3%
City of Huntington Tax Allocation Revenue Bonds 635 5.000 06/01/39 620
City of Huntington Tax Allocation Revenue Bonds 75 5.500 06/01/49 74
City of Huntington Tax Allocation Revenue Bonds 75 5.625 05/01/50 74
City of South Charleston Revenue Bonds (Þ) 165 5.500 06/01/32 159
City of South Charleston Revenue Bonds (Þ) 185 6.000 06/01/37 163
City of South Charleston Revenue Bonds (Þ) 1,000 4.500 06/01/50 775
County of Monongalia Tax Allocation (Þ) 90 5.750 06/01/43 94
County of Monongalia Tax Allocation (Þ) 130 6.000 06/01/53 135
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,135 4.125 06/01/43 1,016

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 311
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,025 4.875 06/01/43 1,024
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 935 8.000 06/01/53 208
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 650 4.625 04/15/55 662
West Virginia Hospital Finance Authority Revenue Bonds 885 5.000 01/01/43 833
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,000 4.125 01/01/47 887
West Virginia Hospital Finance Authority Revenue Bonds 1,725 4.125 01/01/47 1,396
West Virginia Hospital Finance Authority Revenue Bonds (µ) 290 5.500 09/01/48 307
8,427
Wisconsin - 3.9%
Public Finance Authority Revenue Bonds (Þ) 1,685 4.000 03/01/28 1,660
Public Finance Authority Revenue Bonds (Þ) 3,000 6.000 06/01/28 2,994
Public Finance Authority Revenue Bonds 1,010 5.250 07/01/28 1,011
Public Finance Authority Revenue Bonds 565 6.145 08/01/28 407
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/28 1,035
Public Finance Authority Revenue Bonds (Þ) 10 4.000 06/15/29 10
Public Finance Authority Revenue Bonds (Þ) 25 4.000 07/01/30 25
Public Finance Authority Revenue Bonds (Þ) 191 5.000 07/15/30 192
Public Finance Authority Revenue Bonds 100 4.300 11/01/30 100
Public Finance Authority Revenue Bonds (Þ) 394 5.902 12/15/30 298
Public Finance Authority Revenue Bonds (Æ)(Ø)(Þ) 3,825 6.750 08/01/31 2,936
Public Finance Authority Revenue Bonds 675 5.000 10/01/31 699
Public Finance Authority Revenue Bonds 710 5.000 10/01/32 733
Public Finance Authority Revenue Bonds (Þ) 449 5.375 12/15/32 448
Public Finance Authority Revenue Bonds (Þ) 408 5.500 12/15/32 408
Public Finance Authority Revenue Bonds (Þ) 500 6.379 12/15/32 327
Public Finance Authority Revenue Bonds (Þ) 65 5.000 10/01/34 68
Public Finance Authority Revenue Bonds (Þ) 1,000 6.050 12/15/34 594
Public Finance Authority Revenue Bonds (Þ) 238 6.229 12/15/34 139
Public Finance Authority Revenue Bonds 1,000 5.750 04/01/35 1,001
Public Finance Authority Revenue Bonds 50 5.000 06/15/35 51
Public Finance Authority Revenue Bonds (Þ) 85 5.000 12/01/35 86
Public Finance Authority Revenue Bonds (Þ) 465 5.000 12/15/36 460
Public Finance Authority Revenue Bonds (Þ) 630 5.250 05/15/37 633
Public Finance Authority Revenue Bonds (Þ) 633 5.742 12/15/37 326
Public Finance Authority Revenue Bonds (Þ) 1,750 5.250 07/01/38 1,806
Public Finance Authority Revenue Bonds 1,595 5.000 06/01/39 1,633
Public Finance Authority Revenue Bonds (Þ) 525 5.000 06/15/39 523
Public Finance Authority Revenue Bonds (Þ) 150 5.000 10/01/39 153
Public Finance Authority Revenue Bonds (Þ) 4,255 7.019 12/15/39 1,661
Public Finance Authority Revenue Bonds (Þ) 1,800 4.750 06/01/40 1,805
Public Finance Authority Revenue Bonds (Þ) 50 5.000 07/01/40 49
Public Finance Authority Revenue Bonds (Þ) 1,670 7.125 06/01/41 1,725
Public Finance Authority Revenue Bonds (Þ) 580 5.000 01/01/42 541
Public Finance Authority Revenue Bonds (Þ) 100 4.000 04/01/42 87
Public Finance Authority Revenue Bonds (Þ) 750 5.250 05/15/42 751
Public Finance Authority Revenue Bonds 500 5.000 07/01/42 500
Public Finance Authority Revenue Bonds 1,010 5.000 06/15/44 1,017
Public Finance Authority Revenue Bonds (Þ) 350 5.500 12/01/44 354
Public Finance Authority Revenue Bonds 75 4.000 01/01/45 70
Public Finance Authority Revenue Bonds (Þ) 525 5.250 03/01/45 499
Public Finance Authority Revenue Bonds (Þ) 1,285 6.500 06/01/45 1,173

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
312 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds 600 5.250 06/15/45 608
Public Finance Authority Revenue Bonds 800 5.500 06/15/45 801
Public Finance Authority Revenue Bonds 725 5.350 12/01/45 749
Public Finance Authority Revenue Bonds (Þ) 100 5.625 02/01/46 102
Public Finance Authority Revenue Bonds (Þ) 100 6.250 09/01/46 103
Public Finance Authority Revenue Bonds 340 5.250 07/01/47 330
Public Finance Authority Revenue Bonds 2,635 5.000 06/01/49 2,499
Public Finance Authority Revenue Bonds (µ) 150 4.125 07/01/49 129
Public Finance Authority Revenue Bonds 1,650 5.000 11/15/49 1,625
Public Finance Authority Revenue Bonds 100 3.000 01/01/50 71
Public Finance Authority Revenue Bonds (Þ) 700 5.625 06/01/50 704
Public Finance Authority Revenue Bonds 75 5.500 06/15/50 73
Public Finance Authority Revenue Bonds (µ) 50 4.000 07/01/50 43
Public Finance Authority Revenue Bonds (Þ) 725 7.000 12/01/50 345
Public Finance Authority Revenue Bonds 720 4.000 02/01/51 540
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/51 79
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 06/15/51 856
Public Finance Authority Revenue Bonds 1,750 4.000 09/30/51 1,446
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/51 1,646
Public Finance Authority Revenue Bonds (Þ) 650 5.750 02/01/52 661
Public Finance Authority Revenue Bonds (Þ) 1,600 4.000 04/01/52 1,273
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/52 88
Public Finance Authority Revenue Bonds 160 5.250 06/15/52 149
Public Finance Authority Revenue Bonds (Þ) 175 5.500 06/15/52 170
Public Finance Authority Revenue Bonds (Þ) 400 7.000 06/15/53 417
Public Finance Authority Revenue Bonds (Þ) 750 5.750 07/01/53 723
Public Finance Authority Revenue Bonds (Þ) 50 6.625 07/01/53 51
Public Finance Authority Revenue Bonds (Þ) 270 4.500 07/15/53 228
Public Finance Authority Revenue Bonds (Þ) 75 5.000 06/15/54 67
Public Finance Authority Revenue Bonds 130 5.250 06/15/54 130
Public Finance Authority Revenue Bonds (Æ)(Ø)(Þ) 1,000 5.875 10/01/54 601
Public Finance Authority Revenue Bonds (Þ) 500 5.750 12/01/54 493
Public Finance Authority Revenue Bonds (Þ) 450 5.250 03/01/55 401
Public Finance Authority Revenue Bonds 600 5.500 06/01/55 600
Public Finance Authority Revenue Bonds 75 5.500 06/15/55 75
Public Finance Authority Revenue Bonds 100 5.750 06/15/55 99
Public Finance Authority Revenue Bonds (µ) 65 4.000 07/01/55 55
Public Finance Authority Revenue Bonds (Þ) 125 5.000 07/01/55 107
Public Finance Authority Revenue Bonds (Þ) 1,150 5.000 12/01/55 996
Public Finance Authority Revenue Bonds (Þ) 100 6.500 12/01/55 99
Public Finance Authority Revenue Bonds (Þ) 110 6.000 12/15/55 112
Public Finance Authority Revenue Bonds 4,750 4.000 03/31/56 3,853
Public Finance Authority Revenue Bonds (Þ) 1,850 4.500 06/01/56 1,303
Public Finance Authority Revenue Bonds (Þ) 890 5.000 06/15/56 732
Public Finance Authority Revenue Bonds (Þ) 275 5.000 01/01/57 222
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/57 130
Public Finance Authority Revenue Bonds 150 5.375 06/15/57 141
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/58 100
Public Finance Authority Revenue Bonds (Þ) 50 6.750 07/01/58 52
Public Finance Authority Revenue Bonds (µ) 80 4.000 07/01/59 68
Public Finance Authority Revenue Bonds 6,625 5.750 06/30/60 6,846

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 313
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds 1,425 6.000 07/01/60 1,425
Public Finance Authority Revenue Bonds (Þ) 125 6.125 12/15/60 128
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 76
Public Finance Authority Revenue Bonds (Þ) 785 4.000 07/01/61 537
Public Finance Authority Revenue Bonds 275 4.000 07/01/61 207
Public Finance Authority Revenue Bonds (Þ) 125 5.250 07/01/61 101
Public Finance Authority Revenue Bonds (Þ) 3,175 6.000 02/01/62 3,241
Public Finance Authority Revenue Bonds (Þ) 165 6.000 06/01/62 159
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/62 128
Public Finance Authority Revenue Bonds (Þ) 300 5.750 06/15/62 298
Public Finance Authority Revenue Bonds (~)(Ê)(Þ) 900 0.559 07/01/62 735
Public Finance Authority Revenue Bonds 2,244 5.750 07/01/62 2,343
Public Finance Authority Revenue Bonds (Þ) 100 7.000 06/15/65 101
Public Finance Authority Revenue Bonds 1,725 5.750 12/31/65 1,778
Public Finance Authority Revenue Bonds 12,420 6.500 12/31/65 13,698
Public Finance Authority Tax Allocation 125 5.000 08/01/39 128
Public Finance Authority Tax Allocation (Þ) 1,150 5.000 06/01/41 1,167
Public Finance Authority Tax Allocation (~)(Ê)(Þ) 625 8.000 06/15/42 637
Wisconsin Health and Educational Facilities Authority Revenue Bonds 1,020 4.000 12/01/41 797
Wisconsin Health and Educational Facilities Authority Revenue Bonds 1,175 5.000 03/15/50 1,172
Wisconsin Health and Educational Facilities Authority Revenue Bonds 50 4.000 12/01/51 33
Wisconsin Health and Educational Facilities Authority Revenue Bonds 800 5.500 02/15/54 838
Wisconsin Health and Educational Facilities Authority Revenue Bonds 250 5.750 08/15/54 258
Wisconsin Health and Educational Facilities Authority Revenue Bonds 50 4.000 12/01/56 32
Wisconsin Health and Educational Facilities Authority Revenue Bonds 400 5.750 08/15/59 407
Wisconsin Health and Educational Facilities Authority Revenue Bonds 425 6.625 07/01/60 443
95,646
Wyoming - 0.0%
County of Campbell Solid Waste Facilities Revenue Bonds 1,000 3.625 07/15/39 971
Total M unicipal Bonds
(cost $2,427,932) 2,367,417
Short-Term Investments - 1.9%
U.S. Cash Management Fund (@) 47,954,149 (∞) 47,945
Total Short-Term Investments
(cost $47,943) 47,945
Total Investments - 99.0%
(identified cost $2,475,875) 2,415,362
Other Assets and Liabilities, Net - 1.0%
23,316
Net Assets - 100.0%
2,438,678

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
314 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
21.9%
Allegheny County Industrial Development Authority Revenue Bonds 11/19/21 800,000 101.74 814
773
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 06/29/17 4,450,000 101.07 4,521
4,459
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/19/18 1,000,000 104.59 1,046
1,023
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/19/18 1,165,000 100.49 1,172
1,182
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/21/21 865,000 100.50 868
899
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/26/22 680,000 99.51 679
685
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/20/24 710,000 103.04 732
741
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 08/27/25 100,000 106.67 107
108
American Samoa Economic Development Authority Revenue Bonds 06/16/21 100,000 100.00 100
98
American Samoa Economic Development Authority Revenue Bonds 01/25/23 625,000 101.31 633
635
American Samoa Economic Development Authority Revenue Bonds 11/19/25 850,000 99.03 842
856
Arbors Community Development District Special Assessment Revenue
Bonds 11/06/24 125,000 100.15 125
123
Arbors Community Development District Special Assessment Revenue
Bonds 11/06/24 100,000 99.65 100
100
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,290,000 106.52 1,374
1,326
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 105.74 740
644
Arizona Industrial Development Authority Revenue Bonds 04/15/21 210,000 102.20 215
156
Arizona Industrial Development Authority Revenue Bonds 04/15/21 75,000 103.58 78
64
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 108.95 33
22
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109.42 33
22
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,219
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.36 98
95
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.38 98
94
Arizona Industrial Development Authority Revenue Bonds 12/04/24 1,050,000 97.17 1,020
1,134
Arizona Industrial Development Authority Revenue Bonds 12/04/24 675,000 97.50 658
717
Arizona Industrial Development Authority Revenue Bonds 12/19/25 900,000 100.00 900
895
Arkansas Development Finance Authority Revenue Bonds 10/04/22 5,750,000 85.24 4,901
5,420
Arkansas Development Finance Authority Revenue Bonds 03/27/25 1,625,000 96.01 1,560
1,573
Arlington Higher Education Finance Corp. Revenue Bonds 08/26/22 500,000 103.45 517
500
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 97.19 97
89
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 97.50 97
89
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 98.86 99
91
Arrowhead Springs Public Infrastructure District Special Assessment 02/13/25 275,000 100.00 275
271
Astonia Community Development District Special Assessment 07/09/21 1,380,000 99.82 1,378
1,127
Atlanta Development Authority (The) Revenue Bonds 08/22/24 3,200,000 85.96 2,751
2,843
Atlanta Development Authority (The) Revenue Bonds 10/16/25 3,540,000 100.35 3,552
3,657
Atlanta Development Authority (The) Tax Allocation 08/22/24 1,125,000 100.00 1,125
1,149
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 3,330,000 86.85 2,892
2,851
Ave Maria Stewardship Community District Special Assessment 07/24/23 2,380,000 100.00 2,380
2,412
Avenir Community Development District Special Assessment 03/19/24 255,000 100.23 256
257
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
97
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
91
Avimor Community Infrastructure District No. 1 Special Assessment 05/22/24 171,000 100.00 171
177
Babcock Ranch Community Independent Special District Special Assessment 12/14/18 1,060,000 99.51 1,055
1,066
Baldwin County Industrial Development Authority Revenue Bonds 06/06/25 1,250,000 100.00 1,250
1,275
Baldwin County Industrial Development Authority Revenue Bonds 09/12/25 1,000,000 100.00 1,000
1,008
Banning Lewis Ranch Metropolitan District No. 8 General Obligation
Limited 07/23/21 500,000 100.00 500
443
Beaumont Community Development District Special Assessment 01/25/19 90,000 100.00 90
91
Benloch Ranch Improvement Association No. 1 Revenue Bonds 06/29/20 334,164 100.00 334
260
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 500,000 100.00 500
450
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 2,000,000 91.92 1,838
1,606
Black Desert Public Infrastructure District Special Assessment 05/09/24 2,600,000 98.14 2,526
2,611
Brazoria County Industrial Development Corp. Revenue Bonds 06/08/22 609,290 97.94 597
108
Brightwater Community Development District Special Assessment 11/06/24 50,000 100.00 50
51
Brightwater Community Development District Special Assessment 11/06/24 125,000 100.00 125
125
Build NYC Resource Corp. Revenue Bonds 01/14/21 330,000 93.68 309
293

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 315
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Build NYC Resource Corp. Revenue Bonds 06/11/21 100,000 105.76 106
75
Build NYC Resource Corp. Revenue Bonds 07/22/21 100,000 100.00 100
96
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.00 150
146
Build NYC Resource Corp. Revenue Bonds 06/23/22 170,000 100.00 170
172
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.87 151
148
Build NYC Resource Corp. Revenue Bonds 06/23/22 500,000 101.65 508
514
Build NYC Resource Corp. Revenue Bonds 07/13/22 100,000 98.77 99
87
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 97.37 97
95
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 99.02 99
97
Build NYC Resource Corp. Revenue Bonds 12/18/24 100,000 98.49 98
92
Build NYC Resource Corp. Revenue Bonds 05/23/25 500,000 100.00 500
503
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 1,000,000 100.00 1,000
993
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 2,000,000 100.21 2,004
1,974
California Community College Financing Authority Revenue Bonds 07/27/22 475,000 97.62 464
308
California Community Housing Agency Revenue Bonds 05/03/22 3,095,000 86.93 2,655
2,471
California Community Housing Agency Revenue Bonds 08/30/22 200,000 76.29 153
155
California Community Housing Agency Revenue Bonds 03/01/23 175,000 65.83 115
118
California Enterprise Development Authority Revenue Bonds 06/18/21 1,095,000 76.70 840
831
California Enterprise Development Authority Revenue Bonds 10/18/24 250,000 102.12 255
227
California Infrastructure and Economic Development Bank Revenue Bonds 08/13/20 685,000 100.27 687
645
California Infrastructure and Economic Development Bank Revenue Bonds 11/28/25 3,535,000 85.00 3,005
2,678
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99.54 995
1,000
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102.06 1,531
1,504
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100.33 65
58
California Municipal Finance Authority Revenue Bonds 06/18/20 95,000 104.14 99
82
California Municipal Finance Authority Revenue Bonds 06/18/20 60,000 104.40 63
54
California Municipal Finance Authority Revenue Bonds 06/18/20 1,130,000 105.56 1,193
1,085
California Municipal Finance Authority Revenue Bonds 01/16/25 275,000 99.23 273
265
California Municipal Finance Authority Revenue Bonds 01/16/25 125,000 99.54 124
123
California Municipal Finance Authority Revenue Bonds 05/08/25 775,000 100.00 775
789
California Municipal Finance Authority Revenue Bonds 05/16/25 250,000 62.38 156
155
California Pollution Control Financing Authority Revenue Bonds 08/04/23 2,590,000 98.41 2,551
2,601
California Pollution Control Financing Authority Revenue Bonds 10/23/23 250,000 101.26 253
275
California Pollution Control Financing Authority Revenue Bonds 11/17/23 500,000 104.97 525
554
California Public Finance Authority Revenue Bonds 01/26/21 600,000 112.80 677
620
California Public Finance Authority Revenue Bonds 11/05/25 1,000,000 97.47 975
982
California School Finance Authority Revenue Bonds 12/10/15 500,000 106.27 531
500
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 105.15 1,052
1,005
California School Finance Authority Revenue Bonds 10/22/20 600,000 103.96 624
521
California School Finance Authority Revenue Bonds 10/30/20 150,000 105.07 158
140
California School Finance Authority Revenue Bonds 10/30/20 60,000 98.01 59
53
California School Finance Authority Revenue Bonds 04/19/21 100,000 109.00 109
84
California School Finance Authority Revenue Bonds 04/29/21 1,100,000 109.80 1,208
946
California School Finance Authority Revenue Bonds 06/18/21 100,000 106.28 106
54
California School Finance Authority Revenue Bonds 06/18/21 280,000 64.47 180
170
California School Finance Authority Revenue Bonds 07/21/21 400,000 102.26 409
357
California School Finance Authority Revenue Bonds 07/22/21 465,000 111.85 520
459
California School Finance Authority Revenue Bonds 03/11/22 250,000 98.01 245
182
California School Finance Authority Revenue Bonds 03/23/22 315,000 101.62 320
283
California School Finance Authority Revenue Bonds 03/23/22 250,000 102.54 256
230
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 102.79 1,028
1,014
California School Finance Authority Revenue Bonds 05/26/22 250,000 100.22 251
240
California School Finance Authority Revenue Bonds 05/26/22 170,000 101.43 172
167
California School Finance Authority Revenue Bonds 06/15/22 385,000 100.00 385
389
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.15 250
237
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.23 251
239
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.26 251
242
California School Finance Authority Revenue Bonds 10/27/22 500,000 98.08 490
508
California School Finance Authority Revenue Bonds 10/27/22 975,000 98.55 961
990
California School Finance Authority Revenue Bonds 11/01/22 1,000,000 64.55 645
778
California School Finance Authority Revenue Bonds 05/25/23 125,000 98.75 123
124
California School Finance Authority Revenue Bonds 05/22/24 375,000 98.34 371
331
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 104.73 209
203
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107.28 1,073
1,009
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 104.37 209
202
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 110.05 110
92

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
316 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
California Statewide Communities Development Authority Revenue Bonds 08/24/22 1,950,000 100.39 1,960
1,953
California Statewide Communities Development Authority Revenue Bonds 08/30/22 400,000 99.67 399
400
California Statewide Communities Development Authority Revenue Bonds 01/30/24 6,780,000 98.62 6,618
6,783
California Statewide Communities Development Authority Revenue Bonds 10/30/24 475,000 96.34 458
457
Cape Girardeau County Industrial Development Authority Tax Allocation 09/25/24 500,000 97.94 490
472
Capital Projects Finance Authority Revenue Bonds 04/24/24 100,000 100.00 100
102
Capital Projects Finance Authority Revenue Bonds 12/06/24 155,000 100.22 155
137
Capital Projects Finance Authority Revenue Bonds 12/06/24 2,295,000 100.51 2,307
2,080
Capital Projects Finance Authority Revenue Bonds 12/06/24 125,000 99.36 124
110
Capital Projects Finance Authority Revenue Bonds 07/25/25 1,250,000 98.38 1,230
1,256
Capital Trust Agency, Inc. Revenue Bonds 09/13/18 4,015,000 96.50 3,875
3,759
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 1,255,000 105.81 1,328
953
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 1,960,000 100.00 1,960
1,898
Capital Trust Agency, Inc. Revenue Bonds 06/18/21 325,000 109.55 356
312
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.09 107
73
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.73 108
75
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 425,000 100.00 425
436
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 400,000 100.00 400
411
Capital Trust Authority Revenue Bonds 09/27/24 900,000 100.00 900
1,075
Capital Trust Authority Revenue Bonds 11/25/24 350,000 100.96 353
357
Capital Trust Authority Revenue Bonds 04/03/25 200,000 97.30 195
190
Capital Trust Authority Revenue Bonds 04/03/25 100,000 97.70 98
97
Capital Trust Authority Revenue Bonds 07/14/25 1,000,000 96.66 967
991
Capital Trust Authority Revenue Bonds 09/04/25 2,100,000 98.27 2,064
2,141
Capital Trust Authority Revenue Bonds 12/10/25 1,000,000 99.51 995
979
Cedar Crossings Community Development District Special Assessment 03/03/25 100,000 99.56 100
97
Chapel Creek Community Development District Special Assessment 05/27/21 30,000 100.00 30
25
Chapel Creek Community Development District Special Assessment 05/27/21 45,000 103.39 47
36
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 195,000 99.20 193
195
Charlotte County Industrial Development Authority Revenue Bonds 06/17/22 2,000,000 76.79 1,536
1,635
Chester County Industrial Development Authority Revenue Bonds 09/14/22 250,000 100.00 250
245
Chester County Industrial Development Authority Revenue Bonds 09/14/22 2,000,000 99.20 1,984
1,987
Chester County Industrial Development Authority Revenue Bonds 10/18/24 1,065,000 94.45 1,006
921
Chester County Industrial Development Authority Revenue Bonds 10/18/24 800,000 98.00 784
709
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 93.27 1,399
1,531
City and County of San Francisco Special Tax District No. 2020-1 Special
Tax 05/07/21 100,000 110.12 110
82
City and County of San Francisco Special Tax District No. 2020-1 Special
Tax 11/17/23 275,000 97.03 267
287
City of Alvarado Special Assessment Revenue Bonds 05/20/25 100,000 100.00 100
102
City of Anna Special Assessment Revenue Bonds 07/28/21 504,000 100.00 504
472
City of Anna Special Assessment Revenue Bonds 12/14/22 175,000 100.00 175
177
City of Anna Special Assessment Revenue Bonds 09/13/23 125,000 99.39 124
127
City of Anna Special Assessment Revenue Bonds 10/11/23 200,000 98.56 197
218
City of Anna Special Assessment Revenue Bonds 07/10/24 100,000 100.00 100
101
City of Aubrey Special Assessment 09/23/22 183,000 99.42 182
190
City of Aubrey Special Assessment 08/25/23 120,000 100.00 120
123
City of Aubrey Special Assessment 08/25/23 125,000 99.33 124
127
City of Aubrey Special Assessment 02/28/25 260,000 99.49 259
264
City of Austin Special Assessment Revenue Bonds 12/14/18 205,000 100.00 205
208
City of Austin Special Assessment Revenue Bonds 12/01/22 100,000 99.31 99
99
City of Austin Special Assessment Revenue Bonds 11/22/24 100,000 99.56 100
97
City of Balch Springs Special Assessment Revenue Bonds 04/29/25 125,000 99.37 124
127
City of Baltimore Revenue Bonds 12/11/25 1,225,000 97.66 1,196
1,196
City of Baltimore Revenue Bonds 12/11/25 825,000 98.05 809
800
City of Baltimore Tax Allocation 10/03/19 100,000 100.00 100
84
City of Baltimore Tax Allocation 10/03/19 100,000 100.12 100
89
City of Bee Cave Special Assessment Revenue Bonds 10/27/21 100,000 100.00 100
98
City of Bee Cave Special Assessment Revenue Bonds 10/27/21 99,000 100.00 99
99
City of Bee Cave Special Assessment Revenue Bonds 10/27/21 122,000 100.00 122
118
City of Boyd Special Assessment Revenue Bonds 05/07/25 100,000 100.00 100
101
City of Boyd Special Assessment Revenue Bonds 05/07/25 100,000 100.00 100
103
City of Buda Special Assessment Revenue Bonds 01/22/25 500,000 100.00 500
502
City of Buda Special Assessment Revenue Bonds 01/22/25 250,000 99.04 248
249
City of Buda Special Assessment Revenue Bonds 01/22/25 500,000 99.11 496
499
City of Burbank Illinois Revenue Bonds 01/28/26 2,105,000 100.88 2,124
2,123
City of Celina Special Assessment Revenue Bonds 09/11/19 125,000 100.00 125
113
City of Celina Special Assessment Revenue Bonds 08/12/20 1,845,000 95.34 1,759
1,561

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 317
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of Celina Special Assessment Revenue Bonds 11/10/21 25,000 100.00 25
24
City of Celina Special Assessment Revenue Bonds 11/10/21 25,000 100.00 25
25
City of Celina Special Assessment Revenue Bonds 11/10/21 61,000 100.00 61
55
City of Celina Special Assessment Revenue Bonds 11/10/21 28,000 100.00 28
28
City of Celina Special Assessment Revenue Bonds 11/10/21 25,000 100.00 25
25
City of Celina Special Assessment Revenue Bonds 11/10/21 72,000 100.00 72
56
City of Celina Special Assessment Revenue Bonds 11/10/21 90,000 100.00 90
79
City of Celina Special Assessment Revenue Bonds 11/10/21 131,000 98.86 130
98
City of Celina Special Assessment Revenue Bonds 12/15/21 255,000 99.33 253
199
City of Celina Special Assessment Revenue Bonds 12/15/21 55,000 99.43 55
43
City of Celina Special Assessment Revenue Bonds 01/12/22 100,000 100.00 100
86
City of Celina Special Assessment Revenue Bonds 01/12/22 100,000 100.00 100
83
City of Celina Special Assessment Revenue Bonds 04/13/22 100,000 100.00 100
97
City of Celina Special Assessment Revenue Bonds 09/14/22 100,000 100.00 100
100
City of Celina Special Assessment Revenue Bonds 02/15/23 650,000 100.00 650
659
City of Celina Special Assessment Revenue Bonds 03/15/23 130,000 100.00 130
131
City of Celina Special Assessment Revenue Bonds 03/15/23 100,000 100.00 100
101
City of Celina Special Assessment Revenue Bonds 03/15/23 125,000 100.00 125
126
City of Celina Special Assessment Revenue Bonds 04/12/23 175,000 100.00 175
172
City of Celina Special Assessment Revenue Bonds 06/14/23 125,000 100.00 125
126
City of Celina Special Assessment Revenue Bonds 07/12/23 140,000 100.00 140
143
City of Celina Special Assessment Revenue Bonds 04/10/24 100,000 99.57 100
101
City of Celina Special Assessment Revenue Bonds 11/13/24 200,000 100.00 200
201
City of Celina Special Assessment Revenue Bonds 11/13/24 150,000 99.11 149
150
City of Celina Special Assessment Revenue Bonds 11/13/24 100,000 99.63 100
99
City of Celina Special Assessment Revenue Bonds 01/15/25 300,000 100.00 300
305
City of Celina Special Assessment Revenue Bonds 01/15/25 730,000 99.17 723
728
City of Crandall Special Assessment Revenue Bonds 06/08/21 100,000 100.00 100
88
City of Crandall Special Assessment Revenue Bonds 06/08/21 100,000 100.00 100
95
City of Crandall Special Assessment Revenue Bonds 06/08/21 240,000 93.55 225
219
City of Crandall Special Assessment Revenue Bonds 06/08/21 100,000 99.35 99
96
City of Crandall Special Assessment Revenue Bonds 10/18/22 175,000 100.00 175
180
City of Crandall Special Assessment Revenue Bonds 10/18/22 500,000 100.00 500
514
City of Crandall Special Assessment Revenue Bonds 10/18/22 222,000 100.00 222
231
City of Crandall Special Assessment Revenue Bonds 02/19/25 125,000 100.00 125
121
City of Crandall Special Assessment Revenue Bonds 02/19/25 75,000 99.15 74
74
City of Dayton Special Assessment Revenue Bonds 04/19/22 100,000 100.00 100
99
City of Dayton Special Assessment Revenue Bonds 04/19/22 105,000 100.00 105
104
City of Dayton Special Assessment Revenue Bonds 03/19/24 200,000 100.00 200
202
City of Dayton Special Assessment Revenue Bonds 03/19/24 150,000 99.30 149
151
City of Decatur Special Assessment Revenue Bonds 11/28/23 200,000 100.00 200
207
City of Decatur Special Assessment Revenue Bonds 02/11/25 100,000 99.17 99
100
City of Decatur Special Assessment Revenue Bonds 02/11/25 100,000 99.27 99
100
City of Decatur Special Assessment Revenue Bonds 02/11/25 100,000 99.57 100
100
City of Dorchester Special Assessment Revenue Bonds 09/10/24 150,000 99.34 149
145
City of Dorchester Special Assessment Revenue Bonds 09/10/24 146,000 99.40 145
138
City of Dorchester Special Assessment Revenue Bonds 09/10/24 100,000 99.77 100
97
City of Dorchester Special Assessment Revenue Bonds 09/10/24 131,000 99.79 131
125
City of Dripping Springs Special Assessment 09/18/24 70,000 99.26 69
68
City of Eagan Revenue Bonds 02/06/25 100,000 99.12 99
98
City of Eagan Revenue Bonds 02/06/25 100,000 99.28 99
97
City of Eagan Revenue Bonds 02/06/25 100,000 99.29 99
97
City of Elmendorf Special Assessment Revenue Bonds 08/20/21 272,000 87.50 238
216
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 1,770,000 101.91 1,804
1,666
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 295,000 101.91 301
300
City of Fate Special Assessment Revenue Bonds 10/19/21 110,000 100.51 111
95
City of Fate Special Assessment Revenue Bonds 10/19/21 100,000 99.41 99
90
City of Fate Special Assessment Revenue Bonds 04/05/22 105,000 100.00 105
87
City of Fate Special Assessment Revenue Bonds 09/07/22 225,000 100.00 225
231
City of Fate Special Assessment Revenue Bonds 05/02/23 100,000 99.07 99
99
City of Forney Special Assessment Revenue Bonds 06/27/23 627,000 96.88 607
661
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100.00 150
151
City of Garden Revenue Bonds 09/10/25 200,000 99.38 199
202
City of Georgetown Special Assessment Revenue Bonds 03/23/22 100,000 100.00 100
96
City of Georgetown Special Assessment Revenue Bonds 03/23/22 100,000 100.00 100
90
City of Goshen Revenue Bonds 08/06/21 995,000 100.00 995
866
City of Haslet Special Assessment Revenue Bonds 07/30/20 200,000 105.11 210
171
City of Haslet Special Assessment Revenue Bonds 10/19/21 200,000 98.88 198
157

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
318 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of Henderson Revenue Bonds 03/25/22 1,350,000 96.43 1,279
1,334
City of Henderson Revenue Bonds 03/25/22 675,000 98.59 665
649
City of Huntsville Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
98
City of Huntsville Special Assessment Revenue Bonds 10/16/24 100,000 99.50 99
98
City of Hutto Special Assessment Revenue Bonds 04/05/21 296,000 99.89 296
220
City of Hutto Special Assessment Revenue Bonds 10/22/21 200,000 99.05 198
168
City of Hutto Special Assessment Revenue Bonds 07/07/23 170,000 99.62 169
169
City of Hutto Special Assessment Revenue Bonds 02/07/25 705,000 99.08 699
690
City of Justin Special Assessment Revenue Bonds 03/27/18 255,000 100.00 255
256
City of Justin Special Assessment Revenue Bonds 04/01/24 802,000 99.31 796
809
City of Justin Special Assessment Revenue Bonds 08/29/25 100,000 100.00 100
103
City of Kaufman Special Assessment Revenue Bonds 11/22/22 100,000 101.04 101
102
City of Kaufman Special Assessment Revenue Bonds 10/01/24 125,000 100.00 125
118
City of Kaufman Special Assessment Revenue Bonds 10/01/24 125,000 100.00 125
119
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100.00 100
93
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100.00 100
95
City of Kyle Special Assessment Revenue Bonds 10/20/21 100,000 100.00 100
84
City of Kyle Special Assessment Revenue Bonds 03/23/22 216,000 100.00 216
214
City of Kyle Special Assessment Revenue Bonds 01/18/23 100,000 100.00 100
100
City of Kyle Special Assessment Revenue Bonds 01/18/23 200,000 99.43 199
197
City of Kyle Special Assessment Revenue Bonds 06/21/23 260,000 100.00 260
260
City of Kyle Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
99
City of Kyle Special Assessment Revenue Bonds 02/05/25 100,000 98.99 99
100
City of Lago Vista Special Assessment Revenue Bonds 01/05/24 210,000 100.00 210
217
City of Lake Helen Florida Revenue Bonds 01/23/26 700,000 99.63 697
698
City of Lavon Special Assessment Revenue Bonds 08/21/19 135,000 104.14 141
118
City of Lavon Special Assessment Revenue Bonds 08/21/19 100,000 99.49 99
92
City of Lavon Special Assessment Revenue Bonds 02/02/22 100,000 100.00 100
87
City of Lavon Special Assessment Revenue Bonds 02/02/22 100,000 100.00 100
82
City of Lavon Special Assessment Revenue Bonds 02/02/22 318,000 98.80 314
258
City of Lavon Special Assessment Revenue Bonds 02/02/22 136,000 99.16 135
117
City of Lavon Special Assessment Revenue Bonds 11/16/22 400,000 100.00 400
416
City of Lavon Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
100
City of Lavon Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
98
City of Lewisville Special Assessment Revenue Bonds 10/03/23 125,000 100.00 125
132
City of Liberty Hill Special Assessment Revenue Bonds 12/14/21 100,000 100.00 100
83
City of Liberty Hill Special Assessment Revenue Bonds 12/14/21 100,000 100.00 100
86
City of Lowry Crossing Special Assessment 06/11/25 150,000 100.00 150
153
City of Lowry Crossing Special Assessment 06/11/25 740,000 99.76 738
765
City of Manor Special Assessment Revenue Bonds 12/19/19 100,000 100.00 100
95
City of Manor Special Assessment Revenue Bonds 05/06/21 100,000 100.00 100
83
City of Manor Special Assessment Revenue Bonds 05/06/21 100,000 102.32 102
79
City of Manor Special Assessment Revenue Bonds 05/16/24 100,000 99.08 99
101
City of Manor Special Assessment Revenue Bonds 02/19/25 100,000 88.11 88
87
City of Manor Special Assessment Revenue Bonds 05/08/25 170,000 100.00 170
171
City of Marble Falls Special Assessment Revenue Bonds 07/21/21 100,000 100.00 100
85
City of Marble Falls Special Assessment Revenue Bonds 07/21/21 100,000 100.00 100
94
City of Marble Falls Special Assessment Revenue Bonds 07/21/21 100,000 100.00 100
89
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
100
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
99
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
99
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
100
City of McLendon -Chisholm Special Assessment 06/26/20 100,000 104.84 105
85
City of McLendon -Chisholm Special Assessment 02/10/21 35,000 100.00 35
29
City of McLendon -Chisholm Special Assessment 02/10/21 50,000 101.56 51
40
City of McLendon -Chisholm Special Assessment 05/25/22 270,000 99.45 269
270
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100.00 1,000
994
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100.00 150
153
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100.00 100
102
City of Mesquite Special Assessment Revenue Bonds 07/18/23 200,000 99.69 199
200
City of Mesquite Special Assessment Revenue Bonds 07/18/23 400,000 100.00 400
402
City of Mesquite Special Assessment Revenue Bonds 07/18/23 150,000 99.44 149
151
City of Mesquite Special Assessment Revenue Bonds 10/08/24 100,000 99.27 99
97
City of Midlothian Special Assessment Revenue Bonds 03/24/21 100,000 100.00 100
82
City of Midlothian Special Assessment Revenue Bonds 03/24/21 100,000 100.00 100
99
City of Midlothian Special Assessment Revenue Bonds 08/10/22 200,000 100.00 200
198
City of Midlothian Special Assessment Revenue Bonds 08/10/22 115,000 100.00 115
118
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 101.61 1,423
1,407

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 319
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of Mustang Ridge Special Assessment Revenue Bonds 11/21/23 75,000 100.00 75
78
City of Mustang Ridge Special Assessment Revenue Bonds 04/15/25 115,000 100.00 115
118
City of New Braunfels Special Assessment Revenue Bonds 11/09/21 100,000 100.00 100
92
City of New Braunfels Special Assessment Revenue Bonds 11/05/25 2,955,000 89.76 2,652
2,626
City of North Las Vegas Special Assessment 08/15/25 580,000 98.19 570
587
City of Oak Point Special Assessment Revenue Bonds 07/25/18 75,000 100.00 75
64
City of Oak Point Special Assessment Revenue Bonds 07/25/18 75,000 99.57 75
62
City of Oak Point Special Assessment Revenue Bonds 07/22/21 625,000 100.00 625
503
City of Pflugerville Special Assessment Revenue Bonds 02/12/25 125,000 99.19 124
122
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 114,000 100.00 114
120
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 300,000 100.00 300
309
City of Pilot Point Special Assessment Revenue Bonds 06/10/22 150,000 100.00 150
154
City of Pilot Point Special Assessment Revenue Bonds 06/10/22 204,000 100.00 204
204
City of Pilot Point Special Assessment Revenue Bonds 06/10/22 200,000 100.00 200
202
City of Pilot Point Special Assessment Revenue Bonds 04/25/25 310,000 100.00 310
327
City of Pilot Point Special Assessment Revenue Bonds 04/25/25 200,000 100.00 200
211
City of Pilot Point Special Assessment Revenue Bonds 04/25/25 200,000 100.00 200
202
City of Plano Special Assessment Revenue Bonds 10/24/23 225,000 100.00 225
238
City of Plano Special Assessment Revenue Bonds 10/24/23 115,000 100.00 115
122
City of Plano Special Assessment Revenue Bonds 10/24/23 140,000 100.00 140
148
City of Princeton Special Assessment Revenue Bonds 04/24/18 130,000 100.00 130
126
City of Princeton Special Assessment Revenue Bonds 08/27/19 285,000 100.00 285
287
City of Princeton Special Assessment Revenue Bonds 08/27/19 100,000 100.00 100
100
City of Princeton Special Assessment Revenue Bonds 06/23/20 225,000 100.00 225
191
City of Princeton Special Assessment Revenue Bonds 06/23/20 325,000 100.00 325
257
City of Princeton Special Assessment Revenue Bonds 06/23/20 160,000 100.00 160
131
City of Princeton Special Assessment Revenue Bonds 06/23/20 125,000 100.00 125
109
City of Princeton Special Assessment Revenue Bonds 05/25/21 185,000 100.99 185
146
City of Princeton Special Assessment Revenue Bonds 03/29/22 75,000 100.00 75
66
City of Princeton Special Assessment Revenue Bonds 06/28/22 270,000 100.00 270
259
City of Princeton Special Assessment Revenue Bonds 07/26/22 74,000 100.00 74
73
City of Princeton Special Assessment Revenue Bonds 07/25/23 100,000 100.00 100
99
City of Princeton Special Assessment Revenue Bonds 07/25/23 125,000 100.00 125
123
City of Princeton Special Assessment Revenue Bonds 09/12/23 150,000 100.00 150
152
City of Princeton Special Assessment Revenue Bonds 09/12/23 100,000 100.00 100
102
City of Princeton Special Assessment Revenue Bonds 09/12/23 250,000 98.20 245
252
City of Princeton Special Assessment Revenue Bonds 10/11/23 100,000 99.03 99
104
City of Princeton Special Assessment Revenue Bonds 08/27/24 100,000 99.63 100
99
City of Princeton Special Assessment Revenue Bonds 10/29/24 150,000 99.71 149
148
City of Princeton Special Assessment Revenue Bonds 10/29/24 100,000 100.00 100
99
City of Princeton Special Assessment Revenue Bonds 10/29/24 50,000 99.11 50
50
City of Princeton Special Assessment Revenue Bonds 05/28/25 200,000 99.41 199
206
City of Princeton Special Assessment Revenue Bonds 05/28/25 200,000 99.71 199
204
City of Red Oak Special Assessment Revenue Bonds 06/15/21 100,000 102.54 103
80
City of Red Oak Special Assessment Revenue Bonds 06/15/21 100,000 99.10 99
81
City of Rockdale Special Assessment Revenue Bonds 10/31/23 394,000 97.12 383
402
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99.53 124
112
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102.67 103
85
City of Royse Special Assessment Revenue Bonds 07/15/20 200,000 100.67 201
171
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101.20 101
90
City of Royse Special Assessment Revenue Bonds 09/14/22 100,000 100.00 100
103
City of Royse Special Assessment Revenue Bonds 04/24/24 100,000 99.65 100
103
City of Royse Special Assessment Revenue Bonds 07/10/24 50,000 98.94 49
49
City of Sachse Special Assessment Revenue Bonds 11/15/22 100,000 100.00 100
108
City of Sachse Special Assessment Revenue Bonds 11/15/22 150,000 100.00 150
161
City of San Marcos Special Assessment Revenue Bonds 12/20/23 130,000 100.00 130
134
City of Seagoville Special Assessment Revenue Bonds 03/19/24 200,000 100.00 200
202
City of Seagoville Special Assessment Revenue Bonds 03/19/24 149,000 100.00 149
150
City of Seagoville Special Assessment Revenue Bonds 03/19/24 325,000 98.78 321
326
City of Sinton Special Assessment Revenue Bonds 01/19/22 100,000 100.00 100
95
City of Sinton Special Assessment Revenue Bonds 01/19/22 200,000 98.98 198
194
City of South Charleston Revenue Bonds 01/14/22 185,000 100.00 185
163
City of South Charleston Revenue Bonds 01/14/22 165,000 100.00 165
159
City of South Charleston Revenue Bonds 01/14/22 1,000,000 100.34 1,003
775
City of St. Louis Industrial Development Authority (The) Revenue Bonds 07/29/22 2,350,000 98.40 2,312
2,340
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue
Bonds 07/27/17 140,000 100.65 141
141

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
320 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue
Bonds 07/27/17 230,000 100.82 232
232
City of Terrell Special Assessment Revenue Bonds 08/06/25 250,000 100.00 250
257
City of Terrell Special Assessment Revenue Bonds 08/06/25 560,000 98.76 553
571
City of Tomball Special Assessment Revenue Bonds 08/22/23 112,000 98.66 110
113
City of Tomball Special Assessment Revenue Bonds 08/22/23 100,000 99.33 99
102
City of Tomball Special Assessment Revenue Bonds 02/05/25 199,000 100.00 199
196
City of Tomball Special Assessment Revenue Bonds 08/05/25 150,000 100.00 150
157
City of Tomball Special Assessment Revenue Bonds 08/05/25 150,000 99.39 149
154
City of Uhland Special Assessment Revenue Bonds 11/03/22 750,000 100.00 750
797
City of Uhland Special Assessment Revenue Bonds 10/31/24 100,000 100.00 100
99
City of Valparaiso Revenue Bonds 04/26/24 400,000 100.00 400
392
City of Valparaiso Revenue Bonds 07/10/25 450,000 94.71 426
459
City of Valparaiso Revenue Bonds 07/10/25 300,000 98.75 296
303
City of Venice Revenue Bonds 11/20/24 100,000 101.21 101
96
City of Venice Revenue Bonds 11/20/24 175,000 101.63 178
170
City of Waxahachie Special Assessment 05/17/22 100,000 100.00 100
100
City of Wharton Special Assessment Revenue Bonds 06/24/25 100,000 99.44 99
102
Cleveland-Cuyahoga County Port Authority Revenue Bonds 11/14/24 150,000 99.68 150
147
Cleveland-Cuyahoga County Port Authority Tax Allocation 08/19/21 200,000 90.18 180
160
Cleveland-Cuyahoga County Port Authority Tax Allocation 09/02/21 200,000 89.08 178
152
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 25,000 98.58 25
25
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 100,000 99.45 99
92
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 50,000 99.88 50
47
Club Municipal Management District No. 1 Special Assessment 11/26/24 1,172,000 100.00 1,172
1,167
Club Municipal Management District No. 1 Special Assessment 11/26/24 100,000 100.00 100
100
CMFA Special Finance Agency Revenue Bonds 11/10/21 285,000 91.86 262
184
CMFA Special Finance Agency VIII Revenue Bonds 11/01/21 350,000 92.44 324
244
Colorado Educational and Cultural Facilities Authority Revenue Bonds 02/04/21 435,000 100.09 435
375
Colorado Educational and Cultural Facilities Authority Revenue Bonds 02/01/22 1,935,000 89.52 1,732
1,388
Colorado Educational and Cultural Facilities Authority Revenue Bonds 05/10/23 400,000 100.00 400
401
Colorado Educational and Cultural Facilities Authority Revenue Bonds 08/22/23 330,000 86.63 286
293
Colorado Educational and Cultural Facilities Authority Revenue Bonds 04/19/24 300,000 100.00 300
296
Colorado Educational and Cultural Facilities Authority Revenue Bonds 04/19/24 200,000 97.82 196
194
Colorado Educational and Cultural Facilities Authority Revenue Bonds 09/23/25 250,000 107.84 270
283
Colorado Health Facilities Authority Revenue Bonds 11/06/25 2,750,000 100.00 2,750
2,734
Colorado State University Research Foundation Revenue Bonds 12/05/25 750,000 96.12 721
731
Columbus-Franklin County Finance Authority Revenue Bonds 12/21/23 600,000 100.00 600
597
Columbus-Franklin County Finance Authority Revenue Bonds 11/20/25 1,500,000 100.00 1,500
1,500
Connecticut State Health and Educational Facilities Authority Revenue
Bonds 12/18/19 1,000,000 111.98 1,120
963
Connecticut State Health and Educational Facilities Authority Revenue
Bonds 07/22/20 1,100,000 92.91 927
973
Connecticut State Health and Educational Facilities Authority Revenue
Bonds 07/22/20 225,000 91.92 207
186
Coral Junction Public Infrastructure District No. 1 Special Assessment 05/26/22 141,000 100.00 141
143
Corkscrew Farms Community Development District Special Assessment 12/13/17 100,000 100.00 100
97
Corkscrew Farms Community Development District Special Assessment 12/13/17 90,000 99.38 89
91
Cottonwood Creek Metropolitan District No. 5 General Obligation Limited 08/01/25 500,000 73.56 368
387
County of Bastrop Special Assessment Revenue Bonds 05/22/23 100,000 98.93 99
97
County of Denton Special Assessment Revenue Bonds 11/19/24 175,000 100.00 175
174
County of Denton Special Assessment Revenue Bonds 11/19/24 175,000 98.82 173
176
County of Denton Special Assessment Revenue Bonds 11/19/24 100,000 98.86 99
98
County of Denton Special Assessment Revenue Bonds 11/19/24 300,000 99.33 298
299
County of Denton Special Assessment Revenue Bonds 11/19/24 300,000 99.64 299
303
County of Denton Special Assessment Revenue Bonds 11/19/24 175,000 99.66 174
173
County of Denton Special Assessment Revenue Bonds 03/11/25 300,000 100.00 300
300
County of Denton Special Assessment Revenue Bonds 03/11/25 500,000 100.00 500
518
County of Denton Special Assessment Revenue Bonds 03/11/25 200,000 100.00 200
202
County of Denton Special Assessment Revenue Bonds 03/11/25 250,000 100.00 250
258
County of Frederick Special Tax 10/29/20 225,000 98.08 221
195
County of Frederick Tax Allocation 07/20/23 1,985,000 97.83 1,942
1,871
County of Gallatin Revenue Bonds 12/09/21 1,000,000 102.85 1,029
667
County of Gallatin Revenue Bonds 02/11/25 230,000 69.12 159
159
County of Gallatin Revenue Bonds 03/21/25 1,125,000 83.07 935
926
County of Hays Special Assessment Revenue Bonds 12/06/22 200,000 100.00 200
201
County of Hays Special Assessment Revenue Bonds 12/06/22 356,000 100.00 356
359
County of Lancaster Special Assessment Revenue Bonds 08/01/25 100,000 100.00 100
105

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 321
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
County of Lancaster Special Assessment Revenue Bonds 08/01/25 150,000 100.00 150
154
County of Monongalia Tax Allocation 07/21/23 130,000 99.19 129
135
County of Monongalia Tax Allocation 07/21/23 90,000 99.23 89
94
County of Palm Beach Revenue Bonds 06/06/25 1,000,000 98.45 985
1,013
County of Palm Beach Revenue Bonds 06/06/25 100,000 98.85 99
102
County of Palm Beach Revenue Bonds 06/06/25 625,000 99.43 621
638
County of Prince George's Special Obligation Tax Allocation 11/16/18 340,000 99.49 338
335
CSCDA Community Improvement Authority Revenue Bonds 11/24/21 925,000 86.00 796
635
CSCDA Community Improvement Authority Revenue Bonds 03/09/22 910,000 87.33 795
722
CSCDA Community Improvement Authority Revenue Bonds 05/18/22 1,000,000 66.00 660
680
CSCDA Community Improvement Authority Revenue Bonds 06/02/22 1,250,000 87.95 1,099
1,027
CSCDA Community Improvement Authority Revenue Bonds 08/04/22 600,000 74.24 445
433
Curiosity Creek Community Development District Special Assessment 11/12/24 100,000 100.00 100
101
Curiosity Creek Community Development District Special Assessment 11/12/24 100,000 100.00 100
102
Cypress Reserve Community Development District Special Assessment 09/17/25 200,000 100.00 200
198
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 98.24 982
715
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100.00 850
674
Dauphin County General Authority Revenue Bonds 12/21/20 2,700,000 104.56 2,825
1,970
Davenport Road South Community Development District Special
Assessment 02/06/18 295,000 96.79 286
298
Davenport Road South Community Development District Special
Assessment 02/06/18 150,000 99.00 148
147
Denver Health and Hospital Authority Revenue Bonds 08/23/17 300,000 106.48 319
305
Denver Health and Hospital Authority Revenue Bonds 08/23/17 340,000 97.76 332
332
Denver Health and Hospital Authority Revenue Bonds 08/23/17 200,000 99.19 198
197
Denver Urban Renewal Authority Tax Allocation 10/11/18 505,000 99.32 503
505
Desert Edge Public Infrastructure District No. 1 General Obligation Limited 04/17/25 500,000 76.64 383
395
District of Columbia Tax Allocation Revenue Bonds 05/01/24 325,000 58.24 189
198
Downtown Revitalization Public Infrastructure District Revenue Bonds 06/06/25 1,075,000 100.00 1,075
1,084
Doylestown Hospital Authority Revenue Bonds 04/15/24 2,050,000 100.89 2,068
2,324
DW Bayview Community Development District Special Assessment 02/05/21 75,000 99.70 75
63
Eagle Pointe Community Development District Special Assessment 07/15/20 225,000 101.23 228
186
Eagle Pointe Community Development District Special Assessment 07/15/20 75,000 94.07 71
69
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 625,000 100.00 625
628
East Waller County Management District Special Assessment 07/11/25 300,000 99.32 298
316
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 100.92 101
90
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99.92 100
95
Erie Tobacco Asset Securitization Corp. Revenue Bonds 02/02/21 4,000,000 6.94 278
113
Everlands Community Development District Special Assessment 10/30/24 100,000 100.00 100
99
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100.00 1,250
1,260
Finance Authority of Maine Revenue Bonds 12/18/24 275,000 100.00 275
285
Firefly Public Infrastructure District No. 1 General Obligation Limited 04/18/24 500,000 99.41 497
508
Firefly Public Infrastructure District No. 1 Special Assessment 04/18/24 508,640 99.49 506
513
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103.43 119
99
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101.64 163
103
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 102.59 103
78
Florida Development Finance Corp. Revenue Bonds 10/21/20 1,220,000 97.81 1,193
1,121
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 99.45 224
211
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 106.09 106
73
Florida Development Finance Corp. Revenue Bonds 06/04/21 200,000 92.95 186
134
Florida Development Finance Corp. Revenue Bonds 07/23/21 200,000 86.74 173
145
Florida Development Finance Corp. Revenue Bonds 09/24/21 500,000 101.85 509
379
Florida Development Finance Corp. Revenue Bonds 05/31/22 405,000 97.95 397
358
Florida Development Finance Corp. Revenue Bonds 05/31/22 315,000 98.21 309
281
Florida Development Finance Corp. Revenue Bonds 08/18/22 175,000 100.00 175
161
Florida Development Finance Corp. Revenue Bonds 08/18/22 350,000 100.00 350
319
Florida Development Finance Corp. Revenue Bonds 08/19/22 225,000 100.00 225
217
Florida Development Finance Corp. Revenue Bonds 08/19/22 250,000 100.00 250
240
Florida Development Finance Corp. Revenue Bonds 04/26/24 9,975,000 101.05 10,080
3,616
Florida Development Finance Corp. Revenue Bonds 05/23/24 175,000 95.76 168
163
Florida Development Finance Corp. Revenue Bonds 05/23/24 250,000 96.71 242
236
Florida Development Finance Corp. Revenue Bonds 07/08/24 150,000 93.33 140
136
Florida Development Finance Corp. Revenue Bonds 12/20/24 3,100,000 98.49 3,053
1,124
Florida Development Finance Corp. Revenue Bonds 08/12/25 5,300,000 100.00 5,300
3,988
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 1,350,000 103.81 1,401
1,189
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/26/25 4,220,000 100.00 4,220
4,230
Florida Local Government Finance Commission Revenue Bonds 06/18/25 250,000 100.22 251
252

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
322 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Florida Local Government Finance Commission Revenue Bonds 06/18/25 125,000 99.45 124
125
Florida Local Government Finance Commission Revenue Bonds 08/15/25 430,000 98.72 424
448
Florida Local Government Finance Commission Revenue Bonds 12/11/25 400,000 100.00 400
400
Florida Local Government Finance Commission Revenue Bonds 12/29/25 750,000 100.00 750
750
Forest Lake Community Development District Special Assessment 05/06/22 265,000 100.00 265
266
Forest Lake Community Development District Special Assessment 05/06/22 305,000 100.00 305
311
Foster Farm Business Improvement District General Obligation Limited 10/17/25 5,390,000 70.92 3,823
3,774
Gas Worx Community Development District Special Assessment 11/13/25 2,000,000 102.99 2,060
2,030
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 106.72 1,884
1,787
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 2,795,000 82.18 2,305
2,597
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 1,210,000 95.16 1,151
1,179
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 160,000 99.50 159
164
Golden State Connect Authority Revenue Bonds 11/25/25 1,600,000 96.66 1,547
1,595
Granary Metropolitan District No. 9 Special Assessment 12/11/24 260,000 100.00 260
260
Groves at Lake Marion Community Development District Special
Assessment 01/16/26 100,000 100.00 100
99
Hammock Oaks Community Development District Special Assessment 03/26/25 155,000 100.00 155
156
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100.00 1,185
1,175
Hastings Campus Housing Finance Authority Revenue Bonds 02/29/24 2,000,000 87.06 1,741
1,924
Hastings Campus Housing Finance Authority Revenue Bonds 02/06/25 3,500,000 93.71 3,280
3,129
Hillcrest Preserve Community Development District Special Assessment 12/04/24 100,000 99.28 99
99
Hillcrest Preserve Community Development District Special Assessment 12/04/24 150,000 99.41 149
147
Hills Minneola Community Development District Special Assessment 07/16/20 230,000 90.60 208
188
Hills Minneola Community Development District Special Assessment 07/16/20 160,000 93.63 150
146
Housing and Redevelopment Authority of The City of State Paul Minnesota
Revenue Bonds 01/29/26 125,000 99.64 125
125
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100.00 250
245
Illinois Finance Authority Revenue Bonds 02/25/20 2,545,000 105.99 2,517
2,504
Illinois Finance Authority Revenue Bonds 07/01/21 3,250,000 107.06 3,514
2,831
Illinois Finance Authority Revenue Bonds 10/13/22 2,780,000 97.24 2,671
2,682
Illinois Finance Authority Revenue Bonds 02/15/23 500,000 99.23 496
510
Illinois Finance Authority Revenue Bonds 11/26/24 1,000,000 100.00 1,000
1,025
Illinois Finance Authority Revenue Bonds 02/26/25 1,500,000 100.00 1,500
1,526
Illinois Finance Authority Revenue Bonds 04/03/25 100,000 101.05 101
101
Illinois Finance Authority Revenue Bonds 04/03/25 100,000 101.23 101
100
Illinois Finance Authority Revenue Bonds 05/08/25 350,000 96.24 337
343
Independent Cities Finance Authority Revenue Bonds 03/12/21 900,000 110.36 993
872
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 05/22/20 25,000 100.00 25
25
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 05/22/20 50,000 100.00 50
48
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 250,000 100.00 250
268
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.00 500
536
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 310,000 99.04 307
311
Kalamazoo Economic Development Corp. Revenue Bonds 01/16/26 575,000 100.96 581
579
Kalamazoo Economic Development Corp. Revenue Bonds 01/16/26 160,000 101.41 162
162
Kansas City Industrial Development Authority Revenue Bonds 09/24/24 250,000 97.70 244
241
Kansas City Industrial Development Authority Revenue Bonds 12/10/25 575,000 100.00 575
583
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,750,000 100.05 1,751
1,735
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100.00 275
252
K-Bar Ranch III Community Development District Special Assessment 07/18/25 375,000 100.00 375
396
K-Bar Ranch III Community Development District Special Assessment 07/18/25 275,000 99.65 274
286
Knightsbridge Community Development District Special Assessment 03/14/24 1,000,000 99.71 997
1,003
Kremmling Memorial Hospital District Certificate of Participation 02/08/24 1,000,000 98.37 984
1,005
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100.00 250
105
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100.00 1,000
420
Lake Emma Community Development District Special Assessment 07/07/23 45,000 99.21 45
46
Lake Emma Community Development District Special Assessment 07/07/23 100,000 99.43 99
100
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.04 99
99
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.49 99
100
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
93
Landings at Miami Community Development District Special Assessment 01/10/18 330,000 95.98 317
325
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 06/10/21 250,000 97.67 244
205
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 02/17/23 500,000 99.24 496
506

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 323
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 12/05/24 625,000 100.30 627
571
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 12/05/24 500,000 100.98 505
465
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 230,000 102.38 235
161
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 265,000 102.56 272
192
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 150,000 98.94 148
150
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 100,000 99.73 100
100
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.16 98
101
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.64 99
101
Louisiana Public Facilities Authority Revenue Bonds 02/05/24 400,000 97.01 388
281
Louisiana Public Facilities Authority Revenue Bonds 02/05/24 400,000 97.10 388
281
Louisiana Public Facilities Authority Revenue Bonds 06/06/25 275,000 97.19 267
275
Mandarin Grove Community Development District Special Assessment 10/19/22 70,000 100.00 70
79
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 109.38 55
44
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110.03 55
44
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.53 117
92
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.64 117
99
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 225,000 100.00 225
179
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 109.16 109
76
Maricopa County Industrial Development Authority Revenue Bonds 02/09/23 175,000 87.20 153
149
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 200,000 100.27 201
200
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 225,000 100.29 226
224
Maricopa County Industrial Development Authority Revenue Bonds 06/15/23 100,000 76.44 76
79
Maricopa County Industrial Development Authority Revenue Bonds 10/10/24 325,000 98.94 322
321
Maryland Economic Development Corp. Revenue Bonds 03/20/25 3,625,000 100.78 3,653
3,864
Maryland Health and Higher Educational Facilities Authority Revenue
Bonds 04/28/22 100,000 100.48 100
91
Maryland Health and Higher Educational Facilities Authority Revenue
Bonds 06/22/23 100,000 100.27 100
99
Maryland Health and Higher Educational Facilities Authority Revenue
Bonds 06/22/23 100,000 100.30 100
99
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,000,000 105.53 1,055
1,007
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100.00 150
152
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100.00 100
103
Massachusetts Development Finance Agency Revenue Bonds 07/08/21 1,300,000 109.21 1,420
1,157
Massachusetts Development Finance Agency Revenue Bonds 08/21/24 100,000 99.24 99
95
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98.66 247
247
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99.30 199
203
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100.00 750
603
Mercer County Industrial Development Authority Revenue Bonds 05/11/23 365,000 73.60 269
259
Metropolitan Government Nashville and Davidson County Industrial
Development Board Special Assessment 11/05/21 100,000 100.00 100
85
Metropolitan Government Nashville and Davidson County Industrial
Development Board Special Assessment 11/05/21 170,000 42.50 72
72
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 130,000 98.25 128
115
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 185,000 98.46 182
167
Mida Cormont Public Infrastructure District General Obligation Limited 05/09/25 500,000 100.00 500
511
Mida Cormont Public Infrastructure District General Obligation Limited 05/09/25 550,000 80.47 443
469
Mida Golf and Equestrian Center Public Infrastructure District General
Obligation Limited 06/06/22 1,500,000 81.84 1,228
1,261
MIDA Mountain Veterans Program Public Infrastructure District Tax
Allocation 10/03/24 500,000 100.00 500
484
Mida Mountain Village Public Infrastructure District Special Assessment 08/21/20 1,000,000 100.00 1,000
967
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/24 500,000 101.55 508
509
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/24 500,000 96.38 482
481
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/25 3,500,000 97.16 3,401
3,479
MidCity Improvement District Special Assessment 09/13/24 100,000 100.00 100
98
Mineral Business Improvement District General Obligation Limited 10/30/24 150,000 100.00 150
149
Mineral Business Improvement District General Obligation Limited 10/30/24 100,000 100.00 100
99
Mission Economic Development Corp. Revenue Bonds 10/30/18 2,400,000 99.69 2,393
2,401
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 830,000 100.00 830
747
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 104.23 208
171
Mississippi Development Bank Revenue Bonds 10/01/21 950,000 104.77 995
876
Mississippi Development Bank Revenue Bonds 10/01/21 900,000 104.82 943
844
Mississippi Development Bank Revenue Bonds 10/01/21 1,025,000 105.03 1,077
973
Missouri Development Finance Board Revenue Bonds 11/06/25 875,000 98.11 858
852

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
324 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Missouri State Health and Educational Facilities Authority Revenue Bonds 07/10/25 3,000,000 97.18 2,915
3,000
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 2,045,000 100.20 2,049
2,045
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 1,135,000 95.24 1,042
1,016
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 1,025,000 99.28 1,011
1,024
Monongalia County Commission Excise Tax District Revenue Bonds 11/01/23 935,000 23.83 223
208
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99.53 40
40
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99.66 189
186
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 400,000 97.25 389
387
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100.00 180
147
New Hampshire Business Finance Authority Revenue Bonds 12/20/23 210,000 76.79 161
173
New Hampshire Business Finance Authority Revenue Bonds 04/03/24 5,745,000 100.00 5,745
6,000
New Hampshire Business Finance Authority Revenue Bonds 04/04/24 1,090,000 100.00 1,090
1,121
New Hampshire Business Finance Authority Revenue Bonds 04/04/24 425,000 100.00 425
442
New Hampshire Business Finance Authority Revenue Bonds 06/20/24 139,000 100.00 139
139
New Hampshire Business Finance Authority Revenue Bonds 09/13/24 1,204,000 100.00 1,204
1,203
New Hampshire Business Finance Authority Revenue Bonds 10/31/24 500,000 100.00 500
501
New Hampshire Business Finance Authority Revenue Bonds 11/20/24 1,125,000 56.75 638
609
New Hampshire Business Finance Authority Revenue Bonds 12/04/24 478,000 100.00 478
478
New Hampshire Business Finance Authority Revenue Bonds 12/06/24 450,000 99.31 447
453
New Hampshire Business Finance Authority Revenue Bonds 04/25/25 759,000 99.20 753
771
New Hampshire Business Finance Authority Revenue Bonds 06/17/25 1,125,000 62.39 702
706
New Hampshire Business Finance Authority Revenue Bonds 07/25/25 500,000 68.35 342
342
New Hampshire Business Finance Authority Revenue Bonds 01/29/26 1,500,000 102.37 1,536
1,530
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101.46 1,015
951
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 700,000 90.75 573
554
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,000,000 110.76 1,108
941
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,100,000 99.08 1,090
810
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/02/22 1,250,000 86.54 1,082
949
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 07/11/23 100,000 99.03 99
101
New Jersey Economic Development Authority Revenue Bonds 05/16/25 875,000 99.05 867
905
New York Liberty Development Corp. Revenue Bonds 05/27/20 11,260,000 94.08 10,438
11,244
New York Liberty Development Corp. Revenue Bonds 07/28/22 2,600,000 101.20 2,631
2,603
New York Liberty Development Corp. Revenue Bonds 11/09/22 325,000 96.71 314
325
New York Liberty Development Corp. Revenue Bonds 01/18/23 1,900,000 99.54 1,891
1,901
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 102.37 409
399
New York State Dormitory Authority Revenue Bonds 10/27/23 900,000 95.58 860
904
New York State Environmental Facilities Corp. Revenue Bonds 08/10/23 250,000 100.00 250
262
New York State Environmental Facilities Corp. Revenue Bonds 09/02/25 250,000 100.00 250
254
Newlin Crossing Metropolitan District General Obligation Limited 10/24/24 500,000 100.00 500
495
Normandy Community Development District Special Assessment Revenue
Bonds 08/14/24 150,000 100.00 150
152
Normandy Community Development District Special Assessment Revenue
Bonds 08/14/24 200,000 99.57 199
201
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 75,000 99.42 75
66
North Powerline Road Community Development District Special Assessment 05/26/22 140,000 100.00 140
142
Northridge Community Development District Special Assessment 05/15/25 200,000 100.00 200
205
Northridge Community Development District Special Assessment 05/15/25 160,000 99.76 160
166
NWQ Public Infrastructure District General Obligation Limited 12/05/25 1,375,000 100.00 1,375
1,380
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100.00 100
100
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 445,000 97.28 433
443
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 4,365,000 95.24 4,064
4,050
Ohio Housing Finance Agency Revenue Bonds 02/28/25 250,000 100.00 250
258
Ohio Housing Finance Agency Revenue Bonds 12/05/25 1,685,000 100.00 1,685
1,690
Olympia Public Infrastructure District No. 1 General Obligation Limited 05/03/24 500,000 99.38 497
510
Olympia Public Infrastructure District No. 1 Revenue Bonds 05/03/24 500,000 100.00 500
508
Oneida Indian Nation of New York Revenue Bonds 02/02/24 700,000 106.97 749
745
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 108.25 1,082
1,000
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103.57 1,036
917
Paddocks Community Development District Special Assessment 10/17/24 140,000 100.00 140
136
Palisade Metropolitan District No. 2 Revenue Bonds 11/14/24 500,000 95.17 476
482
Palm Beach County Health Facilities Authority Revenue Bonds 07/29/22 700,000 100.00 700
983
Palm Coast 145 Community Development District Special Assessment 08/20/25 250,000 100.00 250
275
Palm Coast 145 Community Development District Special Assessment 08/20/25 250,000 100.00 250
272
Palm Coast 145 Community Development District Special Assessment 08/20/25 500,000 100.00 500
528
Panorama Public Infrastructure District No. 1 General Obligation Limited 11/14/25 2,835,000 100.00 2,835
2,852
Parish of St. James Revenue Bonds 05/20/20 100,000 100.00 100
110
Parish of St. James Revenue Bonds 05/20/20 125,000 100.00 125
135
Parkdale Community Authority Revenue Bonds 03/04/24 500,000 87.04 435
440

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 325
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 900,000 110.14 991
902
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 150,000 98.89 148
149
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 100,000 99.59 100
102
Philadelphia Authority for Industrial Development Revenue Bonds 10/11/23 870,000 91.82 799
873
Philadelphia Authority for Industrial Development Revenue Bonds 03/28/24 2,075,000 93.21 1,934
1,722
Pine View Public Infrastructure District No. 2 Special Assessment 01/29/26 1,000,000 100.00 1,000
1,000
Pinellas County Educational Facilities Authority Revenue Bonds 09/21/23 415,000 98.47 409
421
Plaquemines Port Harbor and Terminal District Revenue Bonds 06/04/24 550,000 97.79 538
458
Port Beaumont Navigation District Revenue Bonds 08/04/21 100,000 100.00 100
83
Port Beaumont Navigation District Revenue Bonds 08/04/21 1,450,000 88.83 1,288
955
Port Beaumont Navigation District Revenue Bonds 08/04/21 325,000 90.99 296
246
Port Beaumont Navigation District Revenue Bonds 05/31/24 300,000 100.00 300
298
Port Beaumont Navigation District Revenue Bonds 05/31/24 925,000 100.00 925
943
Port Beaumont Navigation District Revenue Bonds 05/31/24 350,000 100.00 350
324
Port of Beaumont Industrial Development Authority Revenue Bonds 08/04/21 1,900,000 100.00 1,900
1,739
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 110,000 99.24 109
103
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99.67 498
501
Preserve at Legends Pointe Community Development District Special
Assessment 05/09/25 100,000 100.00 100
102
Preserve at Legends Pointe Community Development District Special
Assessment 05/09/25 100,000 99.70 100
103
Public Finance Authority Revenue Bonds 04/07/17 630,000 102.74 647
633
Public Finance Authority Revenue Bonds 04/07/17 750,000 102.76 771
751
Public Finance Authority Revenue Bonds 02/21/19 525,000 100.86 525
523
Public Finance Authority Revenue Bonds 05/01/19 10,000 100.29 10
10
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100.00 1,000
601
Public Finance Authority Revenue Bonds 06/12/20 75,000 102.41 77
67
Public Finance Authority Revenue Bonds 07/30/20 25,000 100.16 25
25
Public Finance Authority Revenue Bonds 07/30/20 125,000 102.50 128
107
Public Finance Authority Revenue Bonds 07/30/20 50,000 103.64 52
49
Public Finance Authority Revenue Bonds 08/10/20 150,000 105.83 159
153
Public Finance Authority Revenue Bonds 08/28/20 525,000 101.40 532
499
Public Finance Authority Revenue Bonds 08/28/20 450,000 104.90 472
401
Public Finance Authority Revenue Bonds 09/16/20 65,000 104.45 68
68
Public Finance Authority Revenue Bonds 12/03/20 1,150,000 90.07 1,036
996
Public Finance Authority Revenue Bonds 03/26/21 1,285,000 91.46 1,175
1,173
Public Finance Authority Revenue Bonds 03/26/21 700,000 98.62 690
704
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.01 108
76
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.37 108
79
Public Finance Authority Revenue Bonds 08/02/21 1,850,000 83.62 1,547
1,303
Public Finance Authority Revenue Bonds 11/10/21 890,000 101.73 905
732
Public Finance Authority Revenue Bonds 11/18/21 1,000,000 108.27 1,083
856
Public Finance Authority Revenue Bonds 11/18/21 1,685,000 99.87 1,683
1,660
Public Finance Authority Revenue Bonds 11/19/21 125,000 100.43 126
101
Public Finance Authority Revenue Bonds 11/19/21 785,000 84.08 660
537
Public Finance Authority Revenue Bonds 01/21/22 1,600,000 103.67 1,659
1,272
Public Finance Authority Revenue Bonds 01/21/22 100,000 104.67 105
87
Public Finance Authority Revenue Bonds 03/11/22 275,000 102.36 281
222
Public Finance Authority Revenue Bonds 03/31/22 3,175,000 100.38 3,187
3,241
Public Finance Authority Revenue Bonds 04/14/22 150,000 100.00 150
130
Public Finance Authority Revenue Bonds 04/14/22 100,000 100.74 101
88
Public Finance Authority Revenue Bonds 04/14/22 150,000 98.35 148
128
Public Finance Authority Revenue Bonds 05/25/22 175,000 97.69 171
170
Public Finance Authority Revenue Bonds 05/25/22 300,000 98.20 295
298
Public Finance Authority Revenue Bonds 09/01/22 165,000 98.25 162
159
Public Finance Authority Revenue Bonds 09/29/22 1,000,000 99.22 992
1,035
Public Finance Authority Revenue Bonds 06/14/23 100,000 98.75 99
102
Public Finance Authority Revenue Bonds 08/04/23 85,000 93.40 79
86
Public Finance Authority Revenue Bonds 08/24/23 50,000 99.67 50
51
Public Finance Authority Revenue Bonds 08/24/23 50,000 99.73 50
52
Public Finance Authority Revenue Bonds 09/08/23 1,670,000 92.95 1,552
1,725
Public Finance Authority Revenue Bonds 09/11/23 1,750,000 99.18 1,736
1,806
Public Finance Authority Revenue Bonds 09/11/23 750,000 99.85 749
723
Public Finance Authority Revenue Bonds 11/15/23 400,000 100.84 403
417
Public Finance Authority Revenue Bonds 12/20/23 3,825,000 84.63 3,237
2,936
Public Finance Authority Revenue Bonds 06/28/24 449,000 100.00 449
448
Public Finance Authority Revenue Bonds 07/31/24 190,879 100.00 191
192
Public Finance Authority Revenue Bonds 08/28/24 407,624 100.00 408
408

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
326 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Public Finance Authority Revenue Bonds 08/29/24 725,000 100.49 729
345
Public Finance Authority Revenue Bonds 10/04/24 1,000,000 59.04 590
594
Public Finance Authority Revenue Bonds 11/21/24 580,000 92.14 534
541
Public Finance Authority Revenue Bonds 11/25/24 100,000 97.17 97
103
Public Finance Authority Revenue Bonds 11/27/24 900,000 74.23 668
735
Public Finance Authority Revenue Bonds 12/04/24 270,000 93.43 252
228
Public Finance Authority Revenue Bonds 12/13/24 350,000 100.22 351
354
Public Finance Authority Revenue Bonds 12/13/24 500,000 100.37 502
493
Public Finance Authority Revenue Bonds 12/16/24 394,000 75.31 297
298
Public Finance Authority Revenue Bonds 01/28/25 650,000 104.31 678
661
Public Finance Authority Revenue Bonds 01/31/25 238,000 59.64 142
139
Public Finance Authority Revenue Bonds 03/06/25 633,000 51.52 326
326
Public Finance Authority Revenue Bonds 03/12/25 465,304 100.00 465
460
Public Finance Authority Revenue Bonds 03/24/25 1,800,000 96.35 1,734
1,805
Public Finance Authority Revenue Bonds 03/24/25 3,000,000 99.56 2,987
2,994
Public Finance Authority Revenue Bonds 05/21/25 500,000 64.90 325
327
Public Finance Authority Revenue Bonds 08/15/25 110,000 97.82 108
112
Public Finance Authority Revenue Bonds 08/15/25 125,000 98.78 123
128
Public Finance Authority Revenue Bonds 09/10/25 100,000 100.00 100
101
Public Finance Authority Revenue Bonds 09/18/25 100,000 98.56 99
99
Public Finance Authority Revenue Bonds 11/14/25 4,255,000 39.13 1,665
1,661
Public Finance Authority Tax Allocation 03/27/24 1,150,000 97.39 1,120
1,167
Public Finance Authority Tax Allocation 03/27/24 625,000 97.75 611
637
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 2,235,000 90.23 2,017
2,090
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 01/06/21 12,035,000 94.92 11,134
11,933
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 08/12/21 4,050,000 93.53 3,810
3,839
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 12/05/22 1,550,000 99.72 1,544
1,639
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 03/23/23 1,800,000 100.74 1,813
1,883
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 07/30/24 2,000,000 91.62 1,832
1,743
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 01/06/25 400,000 103.60 414
417
Puerto Rico Electric Power Authority Revenue Bonds 11/12/25 2,000,000 65.87 1,317
1,303
Radiance Community Development District Special Assessment 08/29/25 225,000 99.33 223
230
Radiance Community Development District Special Assessment 08/29/25 175,000 99.43 174
182
Randal Park Community Development District Special Assessment 11/30/18 895,000 100.00 895
882
Randal Park Community Development District Special Assessment 11/30/18 540,000 100.00 540
544
Red Bridge Public Infrastructure District No. 1 General Obligation Limited 07/01/21 500,000 100.00 500
383
River Hall Community Development District Special Assessment 11/01/24 65,000 100.00 65
66
River Hall Community Development District Special Assessment 11/01/24 75,000 100.00 75
76
Riverwalk Community Development District Special Assessment 03/07/25 100,000 99.56 100
98
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100.00 200
201
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100.00 100
102
Rolling Oaks Community Development District Special Assessment 11/09/22 150,000 99.36 149
154
Rye Ranch Community Development District Special Assessment 09/13/23 60,000 99.32 60
62
Saltmeadows Community Development District Special Assessment 05/29/25 100,000 100.22 100
103
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100.00 60
53
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99.21 50
39
Savannah Georgia Convention Center Authority Revenue Bonds 09/11/25 800,000 97.53 780
797
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 100,000 99.30 99
100
Seminole County Industrial Development Authority Revenue Bonds 07/01/21 335,000 92.22 309
250
Seminole County Industrial Development Authority Revenue Bonds 08/03/21 100,000 111.82 112
72
Shelby County Health and Educational Facilities Board Revenue Bonds 08/01/24 225,000 100.51 226
217
Shelby County Health and Educational Facilities Board Revenue Bonds 08/01/24 100,000 100.73 101
99
Shell Point Community Development District Special Assessment 02/13/19 100,000 100.00 100
101
Shell Point Community Development District Special Assessment 02/13/19 175,000 99.66 174
175
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98.77 198
198
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 125,000 98.87 124
108
Sierra Vista Industrial Development Authority Revenue Bonds 07/10/25 100,000 100.00 100
102
Sierra Vista Industrial Development Authority Revenue Bonds 07/10/25 600,000 100.00 600
613
Solaeris Community Development District Special Assessment 06/25/25 200,000 100.00 200
210
Somerset Bay Community Development District Special Assessment
Revenue Bonds 05/20/24 100,000 100.00 100
100
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 425,000 97.59 415
366
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 500,000 99.15 496
439
South Carolina Jobs-Economic Development Authority Revenue Bonds 01/06/25 100,000 96.40 96
96
South Salt Lake Redevelopment Agency Tax Allocation 12/05/25 565,000 100.00 565
571
Southpointe of Manatee County Community Development District Special
Assessment 01/28/26 100,000 99.20 99
99
Spring Valley Community Infrastructure District No. 1 Special Assessment 07/29/25 2,271,000 89.12 2,024
2,152

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 327
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
State of Hawaii Department of Budget and Finance Revenue Bonds 12/04/15 1,105,000 101.27 1,119
1,105
State of Hawaii Department of Budget and Finance Revenue Bonds 10/10/23 3,850,000 100.00 3,850
3,944
State of Hawaii Department of Budget and Finance Revenue Bonds 06/14/24 250,000 100.36 251
245
State of Hawaii Department of Budget and Finance Revenue Bonds 06/14/24 250,000 98.58 246
241
State of Nevada Department of Business and Industry Revenue Bonds 11/28/25 880,000 85.00 748
682
State of Ohio Revenue Bonds 11/14/19 275,000 105.81 291
248
State of Ohio Revenue Bonds 12/05/19 610,000 100.70 614
598
Steel Point Infrastructure Improvement District Tax Allocation 09/30/21 2,200,000 82.81 1,689
1,847
Steel Point Infrastructure Improvement District Tax Allocation 05/17/24 375,000 102.00 382
396
Steel Point Infrastructure Improvement District Tax Allocation 05/17/24 100,000 98.93 99
105
Stoneybrook South Community Development District Special Assessment 11/25/20 1,125,000 87.94 1,095
877
Stuart Crossing Community Development District Special Assessment 03/13/24 100,000 99.00 99
100
Sunset Parks Metropolitan District General Obligation Limited 10/30/24 500,000 100.00 500
484
Taney County Industrial Development Authority Revenue Bonds 04/12/23 400,000 100.00 400
401
Tech Ridge Public Infrastructure District Special Assessment 11/05/25 1,500,000 103.76 1,556
1,546
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98.33 983
961
Tolomato Community Development District Special Assessment 03/15/18 100,000 99.37 99
101
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.31 99
93
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.48 99
99
Town of Argyle Special Assessment Revenue Bonds 01/24/18 145,000 100.00 145
142
Town of Little Elm Special Assessment Revenue Bonds 11/07/18 727,000 100.00 727
739
Town of Little Elm Special Assessment Revenue Bonds 12/22/21 100,000 100.00 100
80
Town of Little Elm Special Assessment Revenue Bonds 12/22/21 100,000 99.14 99
84
Town of Little Elm Special Assessment Revenue Bonds 11/02/22 750,000 100.00 750
807
Town of Providence Village Special Assessment 08/07/24 370,000 99.27 367
363
Town of Providence Village Special Assessment 02/19/25 76,000 100.00 76
77
Town of Providence Village Special Assessment 02/19/25 100,000 99.56 100
98
Town of Whiteland Tax Allocation Revenue Bonds 07/11/24 125,000 99.76 125
125
Town of Whitestown Indiana Tax Allocation 01/08/26 1,250,000 100.00 1,250
1,242
Towns at Woodsdale Community Development District Special Assessment 10/13/23 100,000 99.68 100
106
Travis County Development Authority Special Assessment 09/13/22 100,000 100.00 100
99
Travis County Development Authority Special Assessment 12/03/24 100,000 98.88 99
97
Travis County Development Authority Special Assessment 12/02/25 1,889,000 97.53 1,842
1,824
Triple Creek Community Development District Special Assessment 11/08/18 265,000 98.68 261
266
Tulsa Authority for Economic Opportunity Tax Allocation 08/24/21 645,000 98.70 637
567
Tulsa Authority for Economic Opportunity Tax Allocation 09/16/21 960,000 93.99 902
892
Tuscaloosa County Industrial Development Authority Revenue Bonds 02/03/23 9,685,000 95.36 9,236
9,640
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102.29 205
193
UIPA Crossroads Public Infrastructure District Tax Allocation 12/28/21 1,000,000 100.00 1,000
909
Union County Improvement Authority Revenue Bonds 10/23/19 1,054,348 85.32 900
232
Union County Improvement Authority Revenue Bonds 02/22/24 95,850 100.00 96
21
Union Park East Community Development District Special Assessment 06/02/17 500,000 102.55 513
503
Upper Dauphin Industrial Development Authority Revenue Bonds 07/27/22 380,000 100.00 380
330
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 200,000 97.20 194
177
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 300,000 96.02 288
253
Utah State Charter School Finance Authority Revenue Bonds 11/17/21 450,000 100.57 453
291
Utah State Charter School Finance Authority Revenue Bonds 12/14/21 890,000 102.01 908
763
Utah State Charter School Finance Authority Revenue Bonds 12/14/21 1,420,000 102.17 1,451
1,071
Utah State Charter School Finance Authority Revenue Bonds 12/14/21 400,000 102.72 411
391
Utah State Charter School Finance Authority Revenue Bonds 06/16/22 500,000 100.00 500
470
Utah State Charter School Finance Authority Revenue Bonds 02/02/23 425,000 74.10 315
284
Utah State Charter School Finance Authority Revenue Bonds 03/01/23 200,000 69.57 139
139
V-Dana Community Development District Special Assessment 07/23/20 100,000 98.43 98
81
Ventana Community Development District Special Assessment Revenue
Bonds 03/01/18 840,000 97.57 820
849
Ventana Community Development District Special Assessment Revenue
Bonds 03/01/18 500,000 97.67 488
488
Veranda Community Development District II Special Assessment 02/24/21 60,000 100.00 60
52
Veranda Community Development District II Special Assessment 02/24/21 50,000 101.51 51
41
Verano No. 1 Community Development District Special Assessment 05/04/17 100,000 98.93 99
96
Verano No. 1 Community Development District Special Assessment 05/30/17 100,000 100.00 100
100
Verk Industrial Regional Public Infrastructure District Tax Allocation 07/18/25 2,000,000 100.00 2,000
2,099
Vermont Economic Development Authority Revenue Bonds 05/20/22 175,000 100.00 175
177
Vermont Economic Development Authority Revenue Bonds 03/07/25 200,000 100.00 200
202
Vermont Educational and Health Buildings Financing Agency Revenue
Bonds 05/11/23 875,000 90.40 791
676
Vermont Educational and Health Buildings Financing Agency Revenue
Bonds 05/11/23 275,000 98.33 270
246

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
328 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,332,000 100.00 1,332
1,332
Village Community Development District No. 13 Special Assessment
Revenue Bonds 09/11/20 575,000 100.00 575
427
Village Community Development District No. 13 Special Assessment
Revenue Bonds 09/11/20 260,000 100.00 260
218
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100.29 201
203
Village Community Development District No. 15 Special Assessment 11/05/25 2,000,000 100.38 2,008
1,996
Village of Lincolnwood Il Certificate of Participation 01/23/25 1,400,000 100.00 1,400
1,426
Village of Salado Special Assessment Revenue Bonds 06/07/24 100,000 100.00 100
101
Virgin Islands Public Finance Authority Revenue Bonds 03/11/16 450,000 100.99 454
449
Virgin Islands Public Finance Authority Revenue Bonds 10/24/24 350,000 102.47 359
357
Washington Economic Development Finance Authority Revenue Bonds 12/15/20 1,500,000 102.99 1,545
1,522
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107.32 215
182
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 107.76 162
141
Washington State Housing Finance Commission Revenue Bonds 09/10/21 2,525,000 104.33 2,634
2,050
Washington State Housing Finance Commission Revenue Bonds 05/16/25 4,000,000 100.06 4,002
3,987
Washington State Housing Finance Commission Revenue Bonds 05/16/25 1,160,000 100.30 1,163
1,168
Washington State Housing Finance Commission Revenue Bonds 05/16/25 500,000 100.35 502
513
Washington State Housing Finance Commission Revenue Bonds 06/18/25 150,000 99.42 149
151
Washington State Housing Finance Commission Revenue Bonds 11/13/25 1,800,000 102.03 1,837
1,807
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
152
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
151
Waterview North Metropolitan District No. 1 General Obligation Limited 12/18/24 500,000 100.00 500
478
Wellness Ridge Community Development District Special Assessment 12/05/24 100,000 100.45 100
99
Wellness Ridge Community Development District Special Assessment 12/05/24 100,000 99.70 100
96
West Meadow Metropolitan District General Obligation Limited 04/21/23 500,000 99.26 496
526
West Port East Community Development District Special Assessment 06/13/25 100,000 99.17 99
103
Westchester County Industrial Development Agency Revenue Bonds 07/22/24 350,000 102.39 358
358
Western Regional Off-Track Betting Corp. Revenue Bonds 08/27/21 115,000 99.02 114
106
Westside Community Development District Special Assessment Revenue
Bonds 09/20/19 100,000 100.00 100
95
Westside Community Development District Special Assessment Revenue
Bonds 09/20/19 100,000 99.85 100
94
Westview South Community Development District Special Assessment 07/31/25 250,000 100.00 250
258
Wildblue Community Development District Special Assessment 05/23/19 125,000 100.00 125
118
Wildblue Community Development District Special Assessment 05/23/19 250,000 100.26 251
219
Winrock Town Center Tax Increment Development District No. 1 Tax
Allocation 01/05/24 1,000,000 93.65 937
937
Winsome Metropolitan District No. 3 General Obligation Limited 07/08/21 500,000 100.00 500
443
Woodland Crossing Community Development District Special Assessment 04/16/25 200,000 99.66 199
206
Woodland Preserve Community Development District Special Assessment 03/06/25 100,000 100.00 100
100
Woodland Preserve Community Development District Special Assessment 03/06/25 100,000 99.56 100
98
Wyandotte County City Unified Government Revenue Bonds 04/03/23 4,800,000 49.10 2,380
2,784
Wyandotte County-Kansas City Unified Government Tax Allocation 10/24/25 1,000,000 97.49 975 976
532,995
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States Treasury Long Bond Futures 300 USD 34,538 03/26 749
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 749

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 329
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
Municipal Bonds
Alabama $ — $ 67,535 $ — $ — $ 67,535
Alaska — 1,964 — — 1,964
Arizona — 44,996 — — 44,996
Arkansas — 12,957 — — 12,957
California — 160,780 — — 160,780
Colorado — 95,062 — — 95,062
Connecticut — 19,789 — — 19,789
Delaware — 2,998 — — 2,998
District of Columbia — 21,897 — — 21,897
Florida — 235,811 — — 235,811
Georgia — 51,555 — — 51,555
Guam — 11,264 — — 11,264
Hawaii — 9,215 — — 9,215
Idaho — 6,403 — — 6,403
Illinois — 169,516 — — 169,516
Indiana — 19,571 — — 19,571
Iowa — 19,761 — — 19,761
Kansas — 7,394 — — 7,394
Kentucky — 12,894 — — 12,894
Louisiana — 23,952 — — 23,952
Maine — 1,343 — — 1,343
Maryland — 31,791 — — 31,791
Massachusetts — 31,305 — — 31,305
Michigan — 40,432 — — 40,432
Minnesota — 17,999 — — 17,999
Mississippi — 4,527 — — 4,527
Missouri — 28,693 — — 28,693
Montana — 4,401 — — 4,401
Nebraska — 1,000 — — 1,000
Nevada — 9,827 — — 9,827
New Hampshire — 21,715 — — 21,715
New Jersey — 74,338 — — 74,338
New Mexico — 1,433 — — 1,433
New York — 229,535 — — 229,535
North Carolina — 19,206 — — 19,206
North Dakota — 6,237 — — 6,237
Ohio — 104,347 — — 104,347
Oklahoma — 15,457 — — 15,457
Oregon — 7,602 — — 7,602
Pennsylvania — 95,631 — — 95,631
Puerto Rico — 174,072 — — 174,072
Rhode Island — 5,613 — — 5,613

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
330 Tax-Exempt High Yield Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
South Carolina — 17,674 — — 17,674
South Dakota — 1,353 — — 1,353
Tennessee — 6,194 — — 6,194
Texas — 189,861 — — 189,861
Utah — 43,527 — — 43,527
Vermont — 3,138 — — 3,138
Virgin Islands — 15,270 — — 15,270
Virginia — 25,607 — — 25,607
Washington — 37,931 — — 37,931
West Virginia — 8,427 — — 8,427
Wisconsin — 95,646 — — 95,646
Wyoming — 971 — — 971
Short-Term Investments — — — 47,945 47,945
Total Investments
— 2,367,417 — 47,945 2,415,362
Other Financial Instruments
Assets
Futures Contracts 749 — — — 749
Total Other Financial Instruments
*
$ 749 $ — $ — $ — $ 749
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 185,096 $ 429,440 $ 566,585 $ (4) $ (2) $ 47,945 $ 587 $ —

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 331
u
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 99.8%
Alabama - 4.9%
Alabama Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 500 5.000 02/01/29 526
Alabama Housing Finance Authority Revenue Bonds 2,955 5.750 10/01/55 3,221
Alabama Housing Finance Authority Revenue Bonds 12,230 5.750 04/01/56 13,389
Alabama State University Revenue Bonds 850 5.250 09/01/40 950
Black Belt Energy Gas District Revenue Bonds 2,500 5.000 07/01/29 2,638
Black Belt Energy Gas District Revenue Bonds 1,600 5.000 11/01/34 1,721
Black Belt Energy Gas District Revenue Bonds 3,750 5.000 12/01/34 4,090
Black Belt Energy Gas District Revenue Bonds 8,555 5.000 10/01/35 8,916
Black Belt Energy Gas District Revenue Bonds 8,500 5.000 12/01/35 9,174
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,135 2.630 10/01/52 2,119
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,575 5.250 02/01/53 4,824
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 24,865 2.930 04/01/53 24,432
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 710 4.000 04/01/53 720
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 5,000 5.500 11/01/53 5,276
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 7,860 5.250 12/01/53 8,492
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 7,000 5.000 03/01/55 7,563
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 8,170 5.250 05/01/55 8,783
County of Jefferson Sewer Revenue Bonds 500 5.000 10/01/39 547
County of Jefferson Sewer Revenue Bonds 580 5.250 10/01/42 631
County of Jefferson Sewer Revenue Bonds 1,025 5.250 10/01/45 1,081
County of Jefferson Sewer Revenue Bonds 7,500 5.500 10/01/53 7,829
Energy Southeast A Cooperative District Revenue Bonds 250 5.000 12/01/26 254
Energy Southeast A Cooperative District Revenue Bonds 1,015 5.000 06/01/29 1,072
Energy Southeast A Cooperative District Revenue Bonds 27,515 5.000 09/01/33 29,014
Energy Southeast A Cooperative District Revenue Bonds (ae) 1,000 1.000 11/01/53 1,091
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 855 5.750 04/01/54 949
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 9,990 5.250 07/01/54 10,840
Health Care Authority for Baptist Health (The) Revenue Bonds 1,000 5.000 11/15/35 1,084
Health Care Authority for Baptist Health (The) Revenue Bonds 450 5.000 11/15/36 485
Health Care Authority for Baptist Health (The) Revenue Bonds 745 5.000 11/15/37 798
Homewood Educational Building Authority Revenue Bonds 2,150 5.500 10/01/49 2,178
Houston County Health Care Authority Revenue Bonds (ae) 350 5.000 10/01/30 351
Jacksonville Public Educational Building Authority Revenue Bonds (µ) 3,365 5.125 08/01/44 3,579
Jacksonville Public Educational Building Authority Revenue Bonds (µ) 700 5.250 08/01/49 732
Limestone County Water and Sewer Authority Revenue Bonds 375 5.000 12/01/41 416
Mobile County Industrial Development Authority Revenue Bonds (~)(Ê) 1,180 3.200 07/15/32 1,180
Mobile County Industrial Development Authority Revenue Bonds (~)(Ê) 5,500 3.375 06/01/34 5,587
Mobile County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 700 3.780 06/01/34 702
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 210 2.250 11/01/27 128
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 550 2.375 11/01/28 334
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 1,590 4.000 11/01/37 965
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 1,670 4.000 11/01/38 1,014
Southeast Alabama Gas Supply District (The) Revenue Bonds (~)(ae)(Ê) 4,090 5.000 08/01/54 4,367
Southeast Energy Authority, A Cooperative District Revenue Bonds 13,500 5.000 10/01/30 14,657
Southeast Energy Authority, A Cooperative District Revenue Bonds 18,000 5.000 11/01/35 19,217
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 10,200 5.500 01/01/53 10,914
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 835 5.000 05/01/53 871
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 12,000 5.250 03/01/55 12,727
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 25,825 5.000 05/01/55 27,651

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
332 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 31,930 5.000 10/01/55 34,360
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 6,350 5.000 01/01/56 6,636
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 1,200 5.250 05/01/44 1,194
Water Works Board of the City of Birmingham (The) Revenue Bonds (Þ) 1,825 3.750 09/01/26 1,826
West Jefferson Industrial Development Board Revenue Bonds (~)(Ê) 1,730 3.650 06/01/28 1,760
315,855
Alaska - 0.1%
Alaska Industrial Development and Export Authority Revenue Bonds 465 5.000 06/01/33 495
City of Valdez Revenue Bonds (~)(Ê) 500 2.250 05/01/31 500
City of Valdez Revenue Bonds (~)(Ê) 280 3.200 12/01/33 280
Municipality of Anchorage General Obligation Unlimited 1,000 4.000 09/01/41 1,007
State of Alaska General Obligation Unlimited 580 5.000 08/01/27 603
State of Alaska General Obligation Unlimited 870 5.000 08/01/28 927
3,812
Arizona - 2.0%
Arizona Health Facilities Authority Revenue Bonds (~)(Ê) 14,820 4.080 01/01/37 14,798
Arizona Health Facilities Authority Revenue Bonds (~)(Ê) 3,030 2.530 01/01/46 3,011
Arizona Health Facilities Authority Revenue Bonds (~)(µ)(Ê) 7,500 3.250 01/01/46 7,500
Arizona Industrial Development Authority Revenue Bonds 85 2.650 07/01/26 85
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 490 5.000 05/01/27 512
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 270 5.000 05/01/28 282
Arizona Industrial Development Authority Revenue Bonds 325 5.000 11/01/28 339
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,219
Arizona Industrial Development Authority Revenue Bonds (Þ) 185 3.000 12/15/31 172
Arizona Industrial Development Authority Revenue Bonds (Þ) 250 5.000 07/01/38 253
Arizona Industrial Development Authority Revenue Bonds 1,500 4.700 10/01/40 1,564
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 13,050 5.000 01/01/42 13,282
Arizona Industrial Development Authority Revenue Bonds 1,500 4.000 07/01/42 1,317
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 5,880 5.000 10/01/44 5,891
Arizona Industrial Development Authority Revenue Bonds 225 5.000 11/01/44 226
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,500 5.000 02/01/58 1,519
Arizona Industrial Development Authority Revenue Bonds 895 5.125 01/01/59 830
Chandler Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,650 3.800 12/01/35 1,668
Chandler Industrial Development Authority Revenue Bonds (~)(Ê) 1,590 5.000 09/01/52 1,620
City of Buckeye Revenue Bonds General Obligation Unlimited 1,100 5.000 07/01/42 1,214
City of Glendale Excise Tax Revenue Bonds 2,500 5.000 07/01/28 2,589
City of Phoenix Civic Improvement Corp. Revenue Bonds 2,750 5.000 07/01/39 3,112
City of Phoenix Civic Improvement Corp. Revenue Bonds 3,000 5.000 07/01/40 3,361
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,250 5.000 07/01/41 1,397
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,150 5.000 07/01/42 1,270
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,750 5.000 07/01/43 1,912
City of Phoenix Civic Improvement Corp. Revenue Bonds 275 5.000 07/01/45 280
City of Phoenix Industrial Development Authority (The) Revenue Bonds 1,000 5.000 07/01/36 1,000
Coconino County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 1,000 3.750 03/01/39 1,001
Entertainment Center Community Facilities District Revenue Bonds 2,609 4.000 07/01/37 2,660
Glendale Industrial Development Authority Revenue Bonds 1,000 5.000 05/15/43 1,071
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.750 11/15/42 540
La Paz County Industrial Development Authority Revenue Bonds 50 4.000 02/15/41 47
Maricopa County and Phoenix  Industrial Development Authority Revenue Bonds 4,000 5.750 03/01/56 4,433
Maricopa County Elementary School District No. 8 Osborn General Obligation
Unlimited (µ) 400 5.000 07/01/26 404
Maricopa County Industrial Development Authority Revenue Bonds 850 5.000 09/01/30 896

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 333
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 3.000 07/01/31 96
Maricopa County Industrial Development Authority Revenue Bonds 4,000 5.000 01/01/32 4,083
Maricopa County Industrial Development Authority Revenue Bonds 1,115 4.000 07/01/34 1,092
Maricopa County Industrial Development Authority Revenue Bonds 5,000 5.000 01/01/35 5,080
Maricopa County Industrial Development Authority Revenue Bonds 610 4.000 01/01/41 602
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 515 4.000 07/01/41 455
Maricopa County Industrial Development Authority Revenue Bonds (~)(µ)(Ê) 1,410 3.200 12/01/48 1,410
Maricopa County Industrial Development Authority Revenue Bonds 3,610 6.250 03/01/55 4,045
Maricopa County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 5,000 3.875 01/01/38 5,119
Maricopa County Pollution Control Corp. Revenue Bonds 3,315 3.600 04/01/40 3,061
Maricopa County Pollution Control Corp. Revenue Bonds 825 4.500 08/01/42 788
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 325 5.000 07/01/29 335
Navajo County Unified School District No. 27 Kayenta Revenue Bonds 1,000 5.000 07/01/30 1,054
Northern Arizona University Certificate of Participation (µ) 1,050 5.000 09/01/28 1,109
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 125 5.000 07/01/28 129
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 215 5.000 07/01/29 222
Salt Verde Financial Corp. Revenue Bonds 12,620 5.000 12/01/37 13,678
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 325 5.000 06/15/44 303
Tucson Industrial Development Authority/Pima County Industrial Development
Authority Revenue Bonds 2,490 5.500 01/01/56 2,706
128,642
Arkansas - 0.3%
Arkansas Development Finance Authority Revenue Bonds 190 4.000 07/01/26 189
Arkansas Development Finance Authority Revenue Bonds 230 4.000 07/01/28 225
Arkansas Development Finance Authority Revenue Bonds 50 3.000 07/01/32 42
Arkansas Development Finance Authority Revenue Bonds 230 3.125 07/01/36 181
Arkansas Development Finance Authority Revenue Bonds 3,020 4.000 07/01/40 3,031
Arkansas Development Finance Authority Revenue Bonds (Þ) 3,000 4.500 09/01/49 2,828
Arkansas Development Finance Authority Revenue Bonds 1,060 5.500 01/01/56 1,161
Batesville Public Facilities Board Revenue Bonds 625 5.000 06/01/26 626
Batesville Public Facilities Board Revenue Bonds 560 5.000 06/01/27 565
Conway Health Facilities Board Revenue Bonds 500 5.000 08/01/28 504
County of Pulaski Revenue Bonds 1,000 5.000 03/01/41 1,096
Little Rock School District General Obligation Limited (µ) 3,640 2.000 02/01/36 3,051
Rogers School District No. 30 General Obligation Limited 1,285 4.000 02/01/37 1,319
Rogers School District No. 30 General Obligation Limited 3,815 4.000 02/01/38 3,896
Southern Arkansas University Revenue Bonds (µ) 860 4.000 03/01/36 861
19,575
California - 7.5%
Alameda Community Facilities District Special Tax 125 5.000 09/01/48 124
Bay Area Toll Authority Revenue Bonds (~)(µ)(Ê) 5,000 2.650 04/01/55 5,000
Bay Area Toll Authority Revenue Bonds (~)(ae)(Ê) 1,750 2.580 04/01/56 1,730
Bay Area Toll Authority Revenue Bonds (~)(ae)(Ê) 1,200 2.690 04/01/56 1,196
Bay Area Toll Authority Revenue Bonds (~)(µ)(Ê) 1,500 2.850 04/01/59 1,500
Brentwood Infrastructure Financing Authority Special Assessment (µ) 990 5.000 09/02/29 991
Brentwood Union School District General Obligation Unlimited 200 5.000 08/01/32 202
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds (µ) 1,000 4.000 07/01/54 932
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 6,440 2.730 02/01/52 6,181
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 1,250 4.000 02/01/52 1,267
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 15,320 5.250 01/01/54 16,290

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
334 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 275 5.000 02/01/54 294
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 650 5.000 02/01/55 697
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 14,745 5.000 08/01/55 15,614
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 13,810 5.000 11/01/55 14,510
California Community Choice Financing Authority Revenue Bonds (~)(Ê) 2,000 5.000 03/01/56 2,184
California Community Choice Financing Authority Revenue Bonds (~)(Ê) 28,630 3.902 04/01/56 28,593
California Community Choice Financing Authority Revenue Bonds (~)(Ê) 6,580 5.000 04/01/56 7,141
California County Tobacco Securitization Agency Revenue Bonds 50 5.000 06/01/49 50
California Educational Facilities Authority Revenue Bonds 445 5.000 10/01/32 472
California Enterprise Development Authority Revenue Bonds 1,310 3.500 08/01/40 1,290
California Enterprise Development Authority Revenue Bonds 2,970 4.000 08/01/40 3,051
California Health Facilities Financing Authority Revenue Bonds 1,265 5.000 02/01/27 1,301
California Health Facilities Financing Authority Revenue Bonds 1,350 5.000 02/01/28 1,386
California Health Facilities Financing Authority Revenue Bonds 5,000 5.000 12/01/28 5,293
California Health Facilities Financing Authority Revenue Bonds 600 5.000 08/15/33 608
California Health Facilities Financing Authority Revenue Bonds 1,370 5.000 12/01/36 1,526
California Health Facilities Financing Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 10/01/39 1,030
California Health Facilities Financing Authority Revenue Bonds (~)(µ)(Ê) 2,500 2.650 03/01/41 2,500
California Health Facilities Financing Authority Revenue Bonds 1,130 5.250 12/01/41 1,229
California Health Facilities Financing Authority Revenue Bonds 250 5.000 08/15/42 247
California Health Facilities Financing Authority Revenue Bonds 5,000 5.000 11/15/43 5,530
California Health Facilities Financing Authority Revenue Bonds 1,130 5.250 12/01/43 1,201
California Health Facilities Financing Authority Revenue Bonds 1,620 5.000 10/01/44 1,620
California Health Facilities Financing Authority Revenue Bonds 850 5.000 08/15/47 813
California Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 332 5.000 05/01/54 336
California Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,300 2.950 02/01/56 4,302
California Infrastructure and Economic Development Bank Revenue Bonds 2,515 3.250 08/01/29 2,557
California Infrastructure and Economic Development Bank Revenue Bonds 920 4.000 05/01/39 939
California Infrastructure and Economic Development Bank Revenue Bonds 295 4.000 05/01/40 299
California Infrastructure and Economic Development Bank Revenue Bonds 3,645 5.000 07/01/41 3,886
California Infrastructure and Economic Development Bank Revenue Bonds 1,800 5.000 07/01/42 1,896
California Infrastructure and Economic Development Bank Revenue Bonds 1,400 5.000 07/01/43 1,458
California Infrastructure and Economic Development Bank Revenue Bonds 1,000 5.000 07/01/44 1,030
California Infrastructure and Economic Development Bank Revenue Bonds 495 5.000 11/01/44 499
California Infrastructure and Economic Development Bank Revenue Bonds 6,400 5.250 07/01/49 6,573
California Infrastructure and Economic Development Bank Revenue Bonds (~)(ae)(Ê) 2,750 1.200 12/01/50 2,594
California Municipal Finance Authority Certificate of Participation (µ) 1,200 5.250 11/01/35 1,267
California Municipal Finance Authority Revenue Bonds 690 5.000 08/15/27 721
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/27 104
California Municipal Finance Authority Revenue Bonds (~)(ae)(Ê) 1,150 3.750 06/01/28 1,166
California Municipal Finance Authority Revenue Bonds 150 5.000 10/01/28 158
California Municipal Finance Authority Revenue Bonds 590 4.000 11/15/28 590
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/29 236
California Municipal Finance Authority Revenue Bonds 10,100 5.000 05/15/30 10,567
California Municipal Finance Authority Revenue Bonds 800 5.000 08/15/32 829
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/33 104
California Municipal Finance Authority Revenue Bonds (Þ) 405 5.125 11/01/40 411
California Municipal Finance Authority Revenue Bonds (~)(Ê) 2,495 4.326 11/20/40 2,494
California Municipal Finance Authority Revenue Bonds (~)(Ê) 12,906 3.536 02/20/41 12,200
California Municipal Finance Authority Revenue Bonds 250 4.000 07/01/41 236
California Municipal Finance Authority Revenue Bonds 820 5.000 05/15/42 846

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 335
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds 1,470 5.000 05/15/43 1,486
California Municipal Finance Authority Revenue Bonds 570 5.000 07/01/47 570
California Municipal Finance Authority Revenue Bonds (~)(ae)(Ê) 875 5.000 06/01/56 926
California Municipal Finance Authority Revenue Bonds (~)(ae)(Ê) 1,200 3.150 08/01/59 1,208
California Pollution Control Financing Authority Revenue Bonds (~)(ae)(Ê) 325 3.700 08/01/40 334
California Public Finance Authority Revenue Bonds 415 4.000 10/15/26 418
California School Finance Authority Revenue Bonds (Þ) 500 4.000 11/01/31 500
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/33 102
California School Finance Authority Revenue Bonds (Þ) 830 4.000 11/01/36 787
California School Finance Authority Revenue Bonds (Þ) 430 5.000 07/01/39 435
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,014
California School Finance Authority Revenue Bonds (Þ) 250 5.000 06/01/44 238
California School Finance Authority Revenue Bonds (Þ) 125 5.000 08/01/46 120
California School Finance Authority Revenue Bonds (Þ) 100 4.000 10/01/46 86
California School Finance Authority Revenue Bonds (Þ) 250 5.000 06/01/54 225
California State University Revenue Bonds 6,350 5.000 11/01/41 6,385
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,070 3.500 11/01/27 1,068
California Statewide Communities Development Authority Revenue Bonds (Þ) 350 5.000 12/01/27 360
California Statewide Communities Development Authority Revenue Bonds 1,320 1.750 09/01/29 1,255
California Statewide Communities Development Authority Revenue Bonds 275 5.000 04/01/30 281
California Statewide Communities Development Authority Revenue Bonds 700 4.500 11/01/33 738
California Statewide Communities Development Authority Revenue Bonds (Þ) 775 5.000 12/01/36 777
California Statewide Communities Development Authority Revenue Bonds 425 3.000 04/01/37 393
California Statewide Communities Development Authority Revenue Bonds (~)(ae)(Ê) 2,315 5.000 04/01/38 2,531
California Statewide Communities Development Authority Revenue Bonds 225 5.000 05/15/40 225
California Statewide Communities Development Authority Revenue Bonds 2,500 5.000 12/01/41 2,790
California Statewide Communities Development Authority Revenue Bonds 570 5.250 12/01/44 570
California Statewide Communities Development Authority Revenue Bonds 1,825 5.000 04/01/47 1,794
California Statewide Communities Development Authority Special Assessment 300 4.000 09/02/28 302
California Statewide Communities Development Authority Special Assessment 300 4.000 09/02/30 302
California Statewide Communities Development Authority Special Assessment 395 4.750 09/02/33 401
California Statewide Communities Development Authority Special Tax 1,965 5.000 09/01/42 2,039
Chula Vista Community Facilities District Special Tax 880 4.000 09/01/36 851
Chula Vista Community Facilities District Special Tax 770 4.000 09/01/41 702
City and County of San Francisco Certificate of Participation 5,420 4.000 04/01/40 5,520
City and County of San Francisco Infrastructure and Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/32 394
City and County of San Francisco Infrastructure and Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/37 386
City of Atwater Wastewater Revenue Bonds (µ) 240 5.000 05/01/43 244
City of Beaumont Special Tax 600 5.000 09/01/43 620
City of Beaumont Special Tax 650 5.000 09/01/44 669
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/33 507
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/34 506
City of Calimesa Special Tax 185 4.000 09/01/33 190
City of Fillmore Special Tax 920 5.000 09/01/38 991
City of Fillmore Special Tax 1,100 5.000 09/01/43 1,136
City of Los Angeles Department of Airports Revenue Bonds 7,630 4.000 05/15/39 7,821
City of Los Angeles Department of Airports Revenue Bonds 12,945 4.000 05/15/40 13,120
City of Los Angeles Department of Airports Revenue Bonds 9,645 5.000 05/15/41 11,091
City of Los Angeles Department of Airports Revenue Bonds 4,535 5.000 05/15/42 5,157
City of Rancho Cordova Special Tax 1,490 4.000 09/01/26 1,498

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
336 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Rocklin Special Tax (µ) 1,490 4.000 09/01/43 1,494
City of Roseville Special Tax 10 4.000 09/01/26 10
City of Roseville Special Tax 10 5.000 09/01/30 11
City of Roseville Special Tax 25 4.000 09/01/32 25
City of Roseville Special Tax 250 4.000 09/01/33 256
City of Roseville Special Tax 470 4.500 09/01/33 486
City of Roseville Special Tax 30 4.000 09/01/34 30
City of Roseville Special Tax 2,250 5.000 09/01/35 2,287
City of Roseville Special Tax 35 4.000 09/01/36 34
City of Roseville Special Tax 125 2.500 09/01/37 99
City of Roseville Special Tax 40 4.000 09/01/38 39
City of Roseville Special Tax 45 4.000 09/01/40 42
City of Roseville Special Tax 725 4.000 09/01/41 667
City of Roseville Special Tax 1,500 6.000 09/01/53 1,599
City of San Mateo Special Tax (µ) 2,930 5.250 09/01/35 3,312
Corona Community Facilities District Special Tax 100 5.000 09/01/30 107
Corona Community Facilities District Special Tax 100 5.000 09/01/31 108
Corona Community Facilities District Special Tax 180 5.250 09/01/33 195
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 100 5.000 09/01/28 106
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 275 5.000 09/01/33 298
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 500 5.000 09/01/35 538
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 600 5.000 09/01/37 644
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 400 5.000 09/01/47 405
Dublin Community Facilities District No. 2015-1 Special Tax 2,385 5.000 09/01/37 2,410
East County Advanced Water Purification Joint Powers Authority Revenue Bonds 10,000 3.125 09/01/26 10,017
El Camino Community College District Foundation (The) General Obligation
Unlimited 315 4.000 08/01/43 323
El Centro Elementary School District General Obligation Unlimited 965 5.000 06/15/30 1,086
Fontana Unified School District General Obligation Unlimited (µ) 1,500 2.375 08/01/44 1,011
Golden State Tobacco Securitization Corp. Revenue Bonds (ae) 3,690 5.000 06/01/28 3,842
Hayward Unified School District General Obligation Unlimited (µ) 2,000 4.000 08/01/42 1,999
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds (µ) 1,000 5.000 06/01/36 1,006
Irvine Facilities Financing Authority Revenue Bonds 1,000 5.250 05/01/48 1,004
Irvine Unified School District Special Tax 800 4.000 09/01/39 812
Los Angeles County Development Authority Revenue Bonds (~)(ae)(Ê) 630 3.750 12/01/46 631
Los Angeles Department of Water and Power Revenue Bonds 3,670 5.000 07/01/27 3,805
Los Angeles Department of Water and Power Revenue Bonds 2,075 5.000 07/01/28 2,180
Los Angeles Department of Water and Power Revenue Bonds 5,020 5.000 07/01/30 5,529
Los Angeles Department of Water and Power Revenue Bonds 965 5.000 07/01/31 1,005
Los Angeles Department of Water and Power Revenue Bonds 2,000 5.000 07/01/32 2,147
Los Angeles Department of Water and Power Revenue Bonds 10,110 5.000 07/01/33 11,546
Los Angeles Department of Water and Power Revenue Bonds 2,510 5.000 07/01/34 2,914
Los Angeles Department of Water and Power Revenue Bonds 1,500 5.000 07/01/35 1,768
Los Angeles Department of Water and Power Revenue Bonds 2,470 5.000 07/01/36 2,782
Los Angeles Department of Water and Power Revenue Bonds (µ) 1,000 5.000 07/01/37 1,148
Los Angeles Department of Water and Power Revenue Bonds 5,155 5.000 07/01/37 5,838
Los Angeles Department of Water and Power Revenue Bonds 1,035 5.000 07/01/38 1,142
Los Angeles Department of Water and Power Revenue Bonds 7,145 5.000 07/01/39 7,705
Los Angeles Department of Water and Power Revenue Bonds (µ) 1,000 5.000 07/01/39 1,131
Los Angeles Department of Water and Power Revenue Bonds (µ) 1,250 5.000 07/01/41 1,390
Los Angeles Department of Water and Power Revenue Bonds 380 5.000 07/01/41 411
Los Angeles Department of Water and Power Revenue Bonds 4,830 5.000 07/01/42 5,332

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 337
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Los Angeles Department of Water and Power Revenue Bonds (µ) 2,250 5.250 07/01/44 2,476
Los Angeles Department of Water and Power Revenue Bonds 3,750 5.000 07/01/45 4,031
Los Angeles Department of Water and Power Revenue Bonds (µ) 1,000 5.250 07/01/46 1,080
Los Angeles Department of Water and Power Revenue Bonds 220 5.000 07/01/52 226
Los Angeles Unified School District General Obligation Unlimited 1,355 5.000 07/01/27 1,414
Lynwood Unified School District General Obligation Unlimited (µ) 565 3.501 08/01/31 468
Lynwood Unified School District General Obligation Unlimited (µ) 685 3.748 08/01/33 520
Lynwood Unified School District General Obligation Unlimited (µ) 630 3.854 08/01/34 457
Lynwood Unified School District General Obligation Unlimited (µ) 785 3.950 08/01/35 543
Lynwood Unified School District General Obligation Unlimited (µ) 990 4.069 08/01/36 651
Madera Unified School District General Obligation Unlimited 1,250 4.000 08/01/44 1,241
Menifee Union School District Special Tax 150 5.000 09/01/42 155
Modesto Irrigation District Revenue Bonds (~)(µ)(Ê) 6,630 3.346 09/01/37 6,559
Napa Valley Community College District General Obligation Unlimited 4,000 4.000 08/01/31 4,003
Oxnard School District General Obligation Unlimited (µ) 810 5.250 08/01/28 812
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 185 5.000 10/01/30 193
Palomar Health General Obligation Unlimited 2,230 5.000 08/01/29 2,235
Reef-Sunset Unified School District General Obligation Unlimited (µ) 665 5.000 08/01/38 688
Rio Vista Public Financing Authority Special Tax 235 5.000 09/01/29 242
River Islands Public Financing Authority Special Tax (µ) 555 4.000 09/01/37 575
River Islands Public Financing Authority Special Tax 130 4.000 09/01/41 116
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 490 5.000 10/01/28 498
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 1,010 5.000 10/01/37 1,023
Riverside County Transportation Commission Revenue Bonds 245 4.000 06/01/40 249
Riverside Unified School District Special Tax 25 4.000 09/01/27 25
Riverside Unified School District Special Tax 30 4.000 09/01/28 30
Riverside Unified School District Special Tax 30 4.000 09/01/29 30
Riverside Unified School District Special Tax 30 4.000 09/01/30 30
Romoland School District Special Tax 250 5.000 09/01/38 269
Root Creek Water District Community Facilities District No. 2016-1 Improvement
Area No. 2 Special Tax 2,690 5.000 09/01/43 2,830
Roseville Joint Union High School District General Obligation Unlimited 1,520 4.157 08/01/35 1,032
Sacramento County Water Financing Authority Revenue Bonds (~)(µ)(Ê) 1,740 3.266 06/01/34 1,680
Salinas City Elementary School District General Obligation Unlimited (µ) 2,950 4.104 07/01/34 2,103
Salinas City Elementary School District General Obligation Unlimited (µ) 1,885 4.193 07/01/36 1,229
Salinas City Elementary School District General Obligation Unlimited (µ) 3,180 4.309 07/01/37 1,964
San Diego Unified School District General Obligation Unlimited 110 2.213 07/01/31 98
San Diego Unified School District General Obligation Unlimited 1,000
Zero
coupon 07/01/41 1,094
San Francisco City and County Airport Commission International Airport Revenue
Bonds 3,500 5.250 05/01/41 3,859
San Francisco City and County Airport Commission International Airport Revenue
Bonds 5,000 5.000 05/01/43 5,480
San Francisco City and County Airport Commission International Airport Revenue
Bonds 3,000 5.250 05/01/48 3,228
San Jacinto Community Facilities District Special Tax 280 5.000 09/01/33 281
San Jacinto Community Facilities District Special Tax 335 5.000 09/01/34 336
San Jacinto Unified School District Financing Authority Revenue Bonds 100 5.000 09/01/36 104
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 815 5.250 01/15/49 817
San Joaquin Valley Clean Energy Authority Revenue Bonds (~)(ae)(Ê) 2,200 5.500 01/01/56 2,474
San Mateo Union High School District General Obligation Unlimited 1,750 5.000 09/01/28 1,868
San Mateo Union High School District General Obligation Unlimited 2,300 5.000 09/01/29 2,522
San Mateo Union High School District General Obligation Unlimited 2,250 5.000 09/01/33 2,611

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
338 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
San Mateo Union High School District General Obligation Unlimited 1,000 5.000 09/01/36 1,193
San Mateo Union High School District General Obligation Unlimited 1,000 5.000 09/01/38 1,169
San Ysidro School District Certificate of Participation (µ) 1,175 5.000 09/01/28 1,177
Santa Ana Unified School District Certificate of Participation (µ) 1,360 5.000 04/01/33 1,429
Santa Ana Unified School District Certificate of Participation (µ) 1,500 5.000 04/01/35 1,571
Santa Ana Unified School District Certificate of Participation (µ) 2,120 5.000 04/01/36 2,218
Southern California Logistics Airport Authority Tax Allocation (µ) 250 5.000 12/01/39 291
Southern California Public Power Authority Revenue Bonds (~)(Ê) 2,075 4.227 11/01/38 2,057
Southern California Public Power Authority Revenue Bonds (µ) 2,000 5.000 07/01/39 2,273
Southern California Public Power Authority Revenue Bonds 1,650 5.000 07/01/43 1,785
Southern California Public Power Authority Revenue Bonds (µ) 1,730 5.250 07/01/45 1,890
Southern California Public Power Authority Revenue Bonds (~)(ae)(Ê) 6,740 5.000 07/01/53 7,241
State of California General Obligation Unlimited 270 5.000 04/01/49 280
Stockton Community Facilities District Special Tax 60 2.250 09/01/26 60
Stockton Community Facilities District Special Tax 60 2.375 09/01/28 58
Stockton Community Facilities District Special Tax 70 2.750 09/01/31 65
Stockton Community Facilities District Special Tax 70 3.000 09/01/33 64
Stockton Community Facilities District Special Tax 75 3.000 09/01/34 68
Stockton Community Facilities District Special Tax 50 3.000 09/01/35 44
Stockton Community Facilities District Special Tax 155 3.125 09/01/37 132
Stockton Community Facilities District Special Tax 130 3.125 09/01/39 107
Stockton Community Facilities District Special Tax 155 3.250 09/01/41 125
Stockton Community Facilities District Special Tax 800 5.000 09/01/44 809
Stockton Community Facilities District Special Tax 1,050 5.000 09/01/49 1,034
Tobacco Securitization Authority of Northern California Revenue Bonds 70 4.000 06/01/49 67
Tobacco Securitization Authority of Southern California Revenue Bonds 130 5.000 06/01/28 137
Town of Tiburon Special Assessment 65 2.375 09/02/41 45
Town of Tiburon Special Assessment 130 2.500 09/02/46 77
Transbay Joint Powers Authority Tax Allocation 890 5.000 10/01/36 936
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/38 126
Transbay Joint Powers Authority Tax Allocation 370 5.000 10/01/39 385
University of California Revenue Bonds 3,300 5.000 05/15/28 3,525
University of California Revenue Bonds 7,065 5.000 05/15/40 8,077
University of California Revenue Bonds 2,650 5.000 05/15/41 2,667
Washington Township Health Care District Revenue Bonds 875 5.750 07/01/48 919
479,210
Colorado - 2.8%
Arapahoe County School District No. 5 Cherry Creek General Obligation Unlimited 2,250 2.300 12/15/28 2,197
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/27 1,033
Arkansas River Power Authority Revenue Bonds 1,200 5.000 10/01/28 1,263
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/30 1,042
Arkansas River Power Authority Revenue Bonds 750 5.000 10/01/31 783
Arkansas River Power Authority Revenue Bonds 2,660 5.000 10/01/38 2,748
Baseline Metropolitan District No. 1 General Obligation Unlimited (µ) 2,000 5.000 12/01/33 2,216
Baseline Metropolitan District No. 1 General Obligation Unlimited (µ) 360 4.000 12/01/46 341
Baseline Metropolitan District No. 1 General Obligation Unlimited (µ) 275 5.000 12/01/49 284
City and County of Denver Airport System Revenue Bonds 5,570 5.000 12/01/35 5,805
City and County of Denver Airport System Revenue Bonds 1,610 5.000 11/15/39 1,740
City and County of Denver Airport System Revenue Bonds 900 5.000 11/15/40 996
City and County of Denver Airport System Revenue Bonds 1,215 5.000 11/15/41 1,335
City and County of Denver Airport System Revenue Bonds 1,190 5.000 11/15/42 1,295

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 339
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City and County of Denver Dedicated Excise Tax Revenue Bonds 2,580 5.000 08/01/44 2,604
City of Boulder Water and Sewer Revenue Bonds 4,250 4.000 12/01/42 4,255
City of Colorado Springs Utilities System Revenue Bonds 2,500 5.000 11/15/40 2,854
Colorado Bridge and Tunnel Enterprise Revenue Bonds (µ) 1,000 5.250 12/01/38 1,161
Colorado Bridge and Tunnel Enterprise Revenue Bonds (µ) 800 5.000 12/01/41 887
Colorado Bridge and Tunnel Enterprise Revenue Bonds (µ) 1,145 5.000 12/01/43 1,242
Colorado Educational and Cultural Facilities Authority Revenue Bonds 855 5.000 08/15/30 856
Colorado Educational and Cultural Facilities Authority Revenue Bonds 850 5.000 12/01/31 851
Colorado Educational and Cultural Facilities Authority Revenue Bonds 100 4.000 05/01/36 98
Colorado Educational and Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/41 23
Colorado Educational and Cultural Facilities Authority Revenue Bonds 325 4.000 10/01/46 270
Colorado Health Facilities Authority Revenue Bonds 250 5.000 08/01/30 269
Colorado Health Facilities Authority Revenue Bonds (µ) 3,150 5.000 08/01/32 3,448
Colorado Health Facilities Authority Revenue Bonds (µ) 1,950 5.000 08/01/33 2,091
Colorado Health Facilities Authority Revenue Bonds 1,500 5.000 08/01/34 1,595
Colorado Health Facilities Authority Revenue Bonds 855 5.000 08/01/35 905
Colorado Health Facilities Authority Revenue Bonds 1,000 4.000 01/01/37 1,027
Colorado Health Facilities Authority Revenue Bonds 85 5.000 08/01/38 88
Colorado Health Facilities Authority Revenue Bonds 1,100 5.250 11/01/38 1,223
Colorado Health Facilities Authority Revenue Bonds 400 5.000 05/15/39 425
Colorado Health Facilities Authority Revenue Bonds 1,000 5.000 08/01/39 1,040
Colorado Health Facilities Authority Revenue Bonds 1,000 5.250 11/01/39 1,105
Colorado Health Facilities Authority Revenue Bonds 1,330 5.000 12/01/39 1,462
Colorado Health Facilities Authority Revenue Bonds 8,050 4.000 01/01/40 8,078
Colorado Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 921
Colorado Health Facilities Authority Revenue Bonds 1,100 5.500 11/01/47 1,161
Colorado Health Facilities Authority Revenue Bonds (µ) 850 4.000 08/01/49 761
Colorado Health Facilities Authority Revenue Bonds (~)(µ)(Ê) 6,200 3.250 12/01/52 6,200
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 3,370 5.000 11/15/59 3,771
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,775 5.000 11/15/60 1,956
Colorado Housing and Finance Authority Revenue Bonds (~)(ae)(Ê) 455 3.500 11/01/43 456
Colorado Housing and Finance Authority Revenue Bonds 2,400 3.250 05/01/52 2,386
Colorado Housing and Finance Authority Revenue Bonds 1,500 6.250 05/01/55 1,697
Colorado Housing and Finance Authority Revenue Bonds 5,000 6.000 11/01/55 5,615
Colorado Mesa University Revenue Bonds 2,260 5.000 05/15/31 2,438
Colorado State Education Loan Program Revenue Notes 25,000 5.000 06/30/26 25,273
Denver City and County School District No. 1 General Obligation Unlimited 2,000 5.500 12/01/49 2,203
Denver Health and Hospital Authority Revenue Bonds 1,500 5.000 12/01/30 1,585
Denver Health and Hospital Authority Revenue Bonds 620 5.000 12/01/31 654
Denver Health and Hospital Authority Revenue Bonds 450 5.000 12/01/33 473
Denver Health and Hospital Authority Revenue Bonds 500 5.000 12/01/45 501
Denver Urban Renewal Authority Tax Allocation (Þ) 1,075 5.250 12/01/39 1,076
E-470 Public Highway Authority Revenue Bonds (µ) 3,865 2.542 09/01/27 3,714
E-470 Public Highway Authority Revenue Bonds 880 5.000 09/01/28 938
E-470 Public Highway Authority Revenue Bonds (µ) 1,620 2.710 09/01/30 1,433
E-470 Public Highway Authority Revenue Bonds 1,200 5.000 09/01/36 1,312
E-470 Public Highway Authority Revenue Bonds (~)(ae)(Ê) 5,400 3.189 09/01/39 5,386
Eagle County Housing and Development Authority Revenue Bonds (~)(ae)(Ê) 1,150 3.550 12/01/45 1,160
Elbert County Independence Water and Sanitation District Revenue Bonds 1,000 5.125 12/01/33 1,035
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,220 5.000 12/01/32 1,247
Flatiron Meadows Metropolitan District General Obligation Limited (µ) 800 5.000 12/01/39 873

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
340 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Glen Metropolitan District No. 2 General Obligation Limited 1,320 5.000 12/01/47 1,263
Grand River Hospital District General Obligation Unlimited (µ) 1,000 5.250 12/01/34 1,045
Grand River Hospital District General Obligation Unlimited (µ) 500 5.250 12/01/35 521
Gunnison County Housing Authority Revenue Bonds (µ) 2,065 5.000 06/01/34 2,341
Gunnison County Housing Authority Revenue Bonds (µ) 1,525 5.000 06/01/36 1,699
Gunnison County Housing Authority Revenue Bonds (µ) 2,155 5.000 06/01/40 2,337
Hawkview Metropolitan District Special Assessment 650 5.625 12/01/45 649
Lakes at Centerra Metropolitan District No. 2 General Obligation Limited (µ) 1,050 4.000 12/01/43 987
Metropolitan State University of Denver Revenue Bonds 1,800 5.000 12/01/42 1,964
Morgan Hill Metropolitan District No. 3 General Obligation Limited 485 3.000 12/01/31 464
Park Creek Metropolitan District Revenue Bonds (µ) 1,150 5.000 12/01/28 1,169
Parterre Metropolitan District No. 5 General Obligation Limited 880 5.125 12/01/35 944
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 2,500 5.000 12/15/41 2,505
Public Authority for Colorado Energy Revenue Bonds 655 6.250 11/15/28 694
Public Authority for Colorado Energy Revenue Bonds 1,000 6.500 11/15/38 1,215
Regional Transportation District Revenue Bonds 500 5.000 01/15/28 521
Southlands Metropolitan District No. 1 General Obligation Unlimited 325 5.000 12/01/47 315
State of Colorado Certificate of Participation 2,000 6.000 12/15/41 2,362
STC Metropolitan District No. 2 General Obligation Limited (µ) 1,500 5.000 12/01/36 1,646
STC Metropolitan District No. 2 General Obligation Limited (µ) 2,875 5.000 12/01/37 3,142
STC Metropolitan District No. 2 General Obligation Limited (µ) 1,045 5.000 12/01/39 1,135
Town of Castle Rock Certificate of Participation 750 5.000 12/01/39 844
Town of Castle Rock Certificate of Participation 775 5.000 12/01/40 863
Trails at Crowfoot Metropolitan District No. 3 General Obligation Limited (µ) 325 4.000 12/01/44 296
University of Colorado Hospital Authority Revenue Bonds 5,385 5.000 11/15/29 5,888
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/29 128
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/30 128
Village at Dry Creek Metropolitan District No. 2 (The) General Obligation Limited 500 4.375 12/01/44 487
Village Metropolitan District(The) General Obligation Limited 4,085 5.000 12/01/49 3,786
Wildwing Metropolitan District No. 5 General Obligation Limited (µ) 1,000 4.250 12/01/44 968
179,466
Connecticut - 1.3%
City of Ansonia Certificate of Participation 475 4.750 12/01/45 478
City of New Haven General Obligation Unlimited 600 5.000 08/01/26 607
City of New Haven General Obligation Unlimited (µ) 600 5.000 02/01/27 613
City of New Haven General Obligation Unlimited 450 5.000 08/01/27 466
City of New Haven General Obligation Unlimited 125 5.500 08/01/29 133
City of New Haven General Obligation Unlimited 500 5.500 08/01/30 535
City of New Haven General Obligation Unlimited 200 5.500 08/01/32 213
City of New Haven General Obligation Unlimited 100 5.500 08/01/33 106
City of New Haven General Obligation Unlimited (µ) 1,900 5.250 08/01/43 2,039
City of West Haven General Obligation Unlimited 525 5.000 11/01/26 533
City of West Haven General Obligation Unlimited 435 5.000 11/01/27 452
Connecticut Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 1,445 3.850 11/15/64 1,446
Connecticut State Health and Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/26 1,007
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/30 100
Connecticut State Health and Educational Facilities Authority Revenue Bonds 500 4.000 07/01/41 455
Connecticut State Health and Educational Facilities Authority Revenue Bonds (µ) 1,000 5.000 07/01/41 1,112
Connecticut State Health and Educational Facilities Authority Revenue Bonds (µ) 4,705 5.000 07/01/42 5,164
Connecticut State Health and Educational Facilities Authority Revenue Bonds (µ) 2,970 5.000 07/01/43 3,219
Connecticut State Health and Educational Facilities Authority Revenue Bonds 475 5.000 07/01/44 472

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 341
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 5,000 2.800 07/01/48 5,000
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,315 2.950 07/01/49 1,314
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,830 5.000 07/01/53 1,871
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 8,000 5.000 07/01/64 9,315
Metropolitan District (The) General Obligation Unlimited (µ) 630 5.000 11/01/30 642
Norwalk Housing Authority Revenue Bonds (~)(ae)(Ê) 1,000 3.050 09/01/58 999
South Central Connecticut Regional Water Authority Revenue Bonds 3,935 4.000 08/01/38 4,060
Stamford Housing Authority Revenue Bonds 2,000 4.250 10/01/30 2,017
State of Connecticut Clean Water Fund - State Revolving Fund Revenue Bonds 4,000 5.000 02/01/33 4,279
State of Connecticut General Obligation Unlimited 1,060 5.000 06/15/27 1,100
State of Connecticut General Obligation Unlimited 9,860 5.000 04/15/28 10,449
State of Connecticut General Obligation Unlimited 345 5.000 06/15/28 367
State of Connecticut General Obligation Unlimited 5,500 5.000 03/15/29 5,516
State of Connecticut General Obligation Unlimited 395 5.000 06/15/29 418
State of Connecticut General Obligation Unlimited 3,025 3.000 01/15/32 3,010
State of Connecticut General Obligation Unlimited 1,750 4.000 04/15/37 1,783
State of Connecticut General Obligation Unlimited 1,000 3.000 11/15/42 868
State of Connecticut Special Tax Revenue Bonds 3,000 5.250 07/01/40 3,402
Town of Stratford General Obligation Unlimited (µ) 1,970 4.000 01/01/38 1,988
University of Connecticut Revenue Bonds (µ) 1,585 5.000 03/15/29 1,590
University of Connecticut Revenue Bonds (µ) 600 5.000 04/15/29 632
University of Connecticut Revenue Bonds (µ) 3,455 5.000 01/15/36 3,513
83,283
Delaware - 0.6%
Delaware State Economic Development Authority Revenue Bonds 1,000 3.600 01/01/31 1,034
Delaware State Economic Development Authority Revenue Bonds 185 5.000 08/01/39 189
Delaware State Economic Development Authority Revenue Bonds (~)(ae)(Ê) 1,100 4.000 10/01/40 1,119
Delaware State Economic Development Authority Revenue Bonds 175 4.000 09/01/41 167
Delaware State Economic Development Authority Revenue Bonds (~)(ae)(Ê) 2,500 4.000 10/01/45 2,558
Delaware State Health Facilities Authority Revenue Bonds 600 5.000 06/01/30 626
Delaware State Health Facilities Authority Revenue Bonds 2,000 5.000 10/01/40 2,118
Delaware State Housing Authority Revenue Bonds 2,055 4.300 07/01/44 2,060
Delaware State Housing Authority Revenue Bonds 5,520 5.750 01/01/55 6,006
Delaware State Housing Authority Revenue Bonds 2,235 6.000 01/01/55 2,462
Delaware State Housing Authority Revenue Bonds 2,720 5.500 07/01/55 2,948
Delaware State Housing Authority Revenue Bonds 3,935 5.750 01/01/56 4,318
Delaware State Housing Authority Revenue Bonds 7,185 6.000 01/01/56 7,986
Delaware Transportation Authority Revenue Bonds 1,730 3.000 07/01/41 1,584
Delaware Transportation Authority Revenue Bonds 1,780 3.000 07/01/42 1,599
State of Delaware General Obligation Unlimited 1,520 5.000 05/01/36 1,745
Town of Bridgeville Special Tax 100 4.000 07/01/26 100
Town of Bridgeville Special Tax 90 4.000 07/01/27 90
Town of Bridgeville Special Tax 365 4.000 07/01/30 364
Town of Bridgeville Special Tax (Þ) 1,940 5.250 07/01/44 1,952
41,025
District of Columbia - 0.9%
District of Columbia General Obligation Unlimited 455 5.250 01/01/48 483
District of Columbia General Obligation Unlimited 510 5.000 08/01/49 535
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,605 5.000 06/01/27 1,607

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
342 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
District of Columbia Housing Finance Agency Revenue Bonds 575 5.000 03/01/28 601
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,575 3.650 07/01/28 1,590
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 5,000 5.000 12/01/28 5,197
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,000 5.000 03/01/29 1,041
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 5.000 10/01/41 4,516
District of Columbia Income Tax Revenue Bonds 2,500 5.000 06/01/37 2,890
District of Columbia Income Tax Revenue Bonds 1,755 5.000 10/01/37 2,005
District of Columbia Income Tax Revenue Bonds 2,500 5.000 12/01/37 2,798
District of Columbia Income Tax Revenue Bonds 2,185 4.000 03/01/45 2,087
District of Columbia Income Tax Revenue Bonds 1,090 5.000 06/01/50 1,129
District of Columbia Income Tax Revenue Bonds 830 5.250 06/01/50 884
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,005
District of Columbia Revenue Bonds 1,325 5.000 07/01/37 1,349
District of Columbia Revenue Bonds 1,905 5.000 06/01/40 1,950
District of Columbia Revenue Bonds (~)(ae)(Ê) 1,525 5.000 04/01/60 1,710
District of Columbia Water and Sewer Authority Revenue Bonds (~)(ae)(Ê) 425 3.000 10/01/57 427
District of Columbia Water and Sewer Authority Revenue Bonds (~)(Ê) 600 3.250 10/01/60 600
Metropolitan Washington Airports Authority Aviation Revenue Bonds 4,000 5.000 10/01/26 4,074
Metropolitan Washington Airports Authority Aviation Revenue Bonds 4,350 5.000 10/01/36 4,774
Metropolitan Washington Airports Authority Aviation Revenue Bonds 2,335 5.000 10/01/37 2,547
Metropolitan Washington Airports Authority Aviation Revenue Bonds 1,860 5.000 10/01/38 2,020
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/31 159
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 605 5.000 10/01/33 637
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,500 4.288 10/01/37 919
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/38 1,046
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 3,000 4.000 10/01/44 2,854
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,805 4.000 10/01/49 1,573
Washington Convention and Sports Authority Revenue Bonds 1,300 5.000 10/01/27 1,357
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds 2,500 5.000 07/15/49 2,590
59,954
Florida - 6.1%
Abbott Square Community Development District Special Assessment 85 4.500 06/15/27 86
Abbott Square Community Development District Special Assessment 500 5.000 05/01/35 530
Aberdeen Community Development District Special Assessment (µ) 1,000 3.250 05/01/36 966
AH at Turnpike South Community Development District Special Assessment 35 2.350 05/01/26 35
AH at Turnpike South Community Development District Special Assessment 185 3.000 05/01/31 179
AH at Turnpike South Community Development District Special Assessment 500 3.250 05/01/41 411
Alachua County Health Facilities Authority Revenue Bonds 250 4.000 10/01/40 233
Arbors Community Development District Special Assessment Revenue Bonds 90 4.500 05/01/30 91
Arbors Community Development District Special Assessment Revenue Bonds 130 5.400 05/01/43 133
Arborwood Community Development District Special Assessment (µ) 1,250 3.000 05/01/26 1,251
Arborwood Community Development District Special Assessment (µ) 1,285 3.125 05/01/27 1,296
Arborwood Community Development District Special Assessment (µ) 1,330 3.250 05/01/28 1,353
Arborwood Community Development District Special Assessment (µ) 1,370 3.500 05/01/32 1,393
Artisan Lakes East Community Development District Special Assessment (Þ) 50 2.300 05/01/26 50
Artisan Lakes East Community Development District Special Assessment 70 2.300 05/01/26 70
Astonia Community Development District Special Assessment (Þ) 45 2.500 05/01/26 45
Astonia Community Development District Special Assessment 185 4.350 06/15/30 187
Astonia Community Development District Special Assessment (Þ) 250 3.000 05/01/31 243
Astonia Community Development District Special Assessment 185 4.500 05/01/31 187
Avalon Park West Community Development District Special Assessment 200 4.700 05/01/32 204

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 343
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ave Maria Stewardship Community District Special Assessment 345 2.875 05/01/27 343
Ave Maria Stewardship Community District Special Assessment 115 3.000 05/01/27 114
Ave Maria Stewardship Community District Special Assessment (µ) 2,225 2.750 05/01/33 2,091
Ave Maria Stewardship Community District Special Assessment (Þ) 500 4.500 05/01/33 507
Ave Maria Stewardship Community District Special Assessment (µ) 2,920 3.000 05/01/38 2,598
Ave Maria Stewardship Community District Special Assessment 2,000 4.000 05/01/42 1,781
Avenir Community Development District Special Assessment 100 4.500 05/01/30 101
Aviary at Rutland Ranch Community Development District Special Assessment 170 3.100 11/01/31 164
Babcock Ranch Community Independent Special District Special Assessment 35 2.375 05/01/26 35
Babcock Ranch Community Independent Special District Special Assessment 250 2.875 05/01/31 241
Babcock Ranch Community Independent Special District Special Assessment (Þ) 850 4.300 05/01/31 867
Bannon Lakes Community Development District Special Assessment 50 3.300 05/01/32 48
Bauer Drive Community Development District Special Assessment 110 4.500 06/15/30 111
Bauer Drive Community Development District Special Assessment 405 5.375 06/15/43 413
Bauer Drive Community Development District Special Assessment 790 5.500 06/15/53 793
Bella Collina Community Development District Special Assessment 595 4.250 05/01/31 600
Berry Bay Community Development District Special Assessment Revenue Bonds 255 4.625 05/01/30 259
Black Creek Community Development District Special Assessment 500 5.125 06/15/32 522
Bonterra Community Development District Special Assessment 215 3.250 05/01/27 216
Bonterra Community Development District Special Assessment 220 3.400 05/01/28 222
Bonterra Community Development District Special Assessment 720 3.625 05/01/31 726
Bonterra Community Development District Special Assessment 655 4.000 05/01/37 655
Bridgewalk Community Development District Special Assessment 70 2.500 06/15/27 68
Bridgewalk Community Development District Special Assessment 175 5.500 12/15/30 182
Buckhead Trails II Community Development District Special Assessment 750 5.500 05/01/46 750
Buena Lago Community Development District Special Assessment 405 4.700 05/01/31 412
Buena Lago Community Development District Special Assessment 255 4.500 05/01/32 259
Capital Projects Finance Authority Revenue Bonds (Þ) 250 5.250 06/01/39 251
Capital Projects Finance Authority Revenue Bonds (Þ) 225 5.250 06/01/44 214
Capital Projects Finance Authority Revenue Bonds (Þ) 225 6.250 06/15/45 226
Capital Trust Agency, Inc. Revenue Bonds (Þ) 120 4.500 01/01/35 116
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/41 87
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,000 5.250 12/01/43 998
Capital Trust Agency, Inc. Revenue Bonds (Þ) 500 5.250 12/01/58 468
Capital Trust Authority Revenue Bonds (Þ) 150 4.750 07/01/40 148
Capital Trust Authority Revenue Bonds (Þ) 1,525 5.000 06/01/44 1,478
Capital Trust Authority Revenue Bonds (Þ) 400 6.500 06/15/45 399
Capital Trust Authority Revenue Bonds (Þ) 150 5.000 07/01/45 145
Caribe Palm Community Development District Special Assessment 545 4.500 05/01/35 546
Caymas Community Development District Special Assessment Revenue Bonds 260 4.450 05/01/31 263
Celebration Community Development District Special Assessment 25 2.250 05/01/26 25
Celebration Community Development District Special Assessment 115 2.750 05/01/31 110
Center Lake Ranch West Community Development District Special Assessment 380 5.000 05/01/30 389
Centre Lake Community Development District Special Assessment 260 2.750 05/01/31 243
Centre Lake Community Development District Special Assessment 1,000 3.000 05/01/42 748
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/27 119
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/28 118
Century Gardens at Tamiami Community Development District Special Assessment 130 4.000 05/01/31 130
Century Gardens at Tamiami Community Development District Special Assessment 650 4.000 11/01/33 631
Century Gardens at Tamiami Community Development District Special Assessment 535 4.125 11/01/38 495
Century Gardens Village Community Development District Special Assessment 443 3.500 05/01/31 432

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
344 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Century Gardens Village Community Development District Special Assessment 1,036 4.000 05/01/37 977
CFM Community Development District Special Assessment Revenue Bonds 100 2.400 05/01/26 100
CFM Community Development District Special Assessment Revenue Bonds 125 2.875 05/01/31 120
Charles Cove Community Development District Special Assessment 100 2.400 05/01/26 100
Charles Cove Community Development District Special Assessment 280 3.000 05/01/31 271
City of Cape Coral Water and Sewer Revenue Bonds 2,590 5.000 10/01/39 2,659
City of Fort Lauderdale Special Assessment (Þ) 210 5.000 07/01/28 217
City of Fort Lauderdale Special Assessment (Þ) 230 5.000 07/01/30 242
City of Fort Lauderdale Special Assessment (Þ) 240 5.000 07/01/31 255
City of Fort Lauderdale Special Assessment (Þ) 255 5.000 07/01/32 273
City of Fort Lauderdale Special Assessment (Þ) 1,450 4.000 07/01/37 1,424
City of Fort Lauderdale Special Assessment (Þ) 1,000 4.000 07/01/42 915
City of Fort Lauderdale Water and Sewer Revenue Bonds 2,440 4.000 03/01/38 2,483
City of Jacksonville Revenue Bonds 3,000 5.000 10/01/26 3,054
City of Miami Beach Parking Revenue Bonds (µ) 1,755 5.000 09/01/33 1,757
City of Miami Beach Revenue Bonds 1,350 5.000 09/01/45 1,351
City of Orlando Revenue Bonds (µ) 2,250 5.000 11/01/40 2,508
City of Orlando Revenue Bonds (µ) 1,955 5.250 11/01/41 2,214
City of Orlando Revenue Bonds (µ) 3,000 5.250 11/01/42 3,355
City of Orlando Revenue Bonds (µ) 1,500 5.250 11/01/43 1,656
City of Orlando Revenue Bonds (µ) 1,500 5.250 11/01/44 1,632
City of Orlando Revenue Bonds (µ) 2,500 5.250 11/01/45 2,696
City of Palmetto Revenue Bonds 115 4.250 06/01/27 116
City of Palmetto Revenue Bonds 400 5.000 06/01/32 422
City of Palmetto Revenue Bonds 300 5.125 06/01/42 306
City of Tallahassee Revenue Bonds 650 5.000 12/01/28 651
City of Tampa Special Assessment Revenue Bonds 2,345 5.250 05/01/46 2,444
City of Venice Revenue Bonds (Þ) 900 4.250 01/01/30 897
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 2,380 3.650 05/01/28 2,401
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 3,000 4.000 05/01/33 3,148
Cobblestone Community Development District Special Assessment 160 3.400 05/01/27 160
Cobblestone Community Development District Special Assessment 460 3.800 05/01/32 456
Cobblestone Community Development District Special Assessment (Þ) 235 3.800 05/01/32 233
Coddington Community Development District Special Assessment 120 4.200 05/01/27 120
Collier County Educational Facilities Authority Revenue Bonds 2,360 5.500 06/01/31 2,541
Connerton East Community Development District Special Assessment 505 4.250 06/15/30 508
Copes Landing Community Development District Special Assessment 410 4.875 05/01/30 418
Copper Oaks Community Development District Special Assessment 681 3.000 05/01/31 654
Copper Oaks Community Development District Special Assessment 770 3.000 05/01/35 667
Cordova Palms Community Development District Special Assessment 100 2.400 05/01/26 100
Cordova Palms Community Development District Special Assessment 100 4.500 05/01/27 101
Cordova Palms Community Development District Special Assessment 110 2.800 05/01/31 106
Cordova Palms Community Development District Special Assessment 170 5.100 05/01/32 177
Cordova Palms Community Development District Special Assessment 100 5.300 05/01/32 105
Corkscrew Crossing Community Development District Special Assessment 165 4.125 05/01/28 166
Corkscrew Farms Community Development District Special Assessment (Þ) 95 4.500 11/01/28 96
Country Greens Community Development District Special Assessment 230 4.000 05/01/34 230
Country of Brevard Solid Waste Management System Revenue Bonds 5,415 5.500 09/01/48 5,883
County of Escambia Revenue Bonds (~)(ae)(Ê) 1,500 3.450 11/01/33 1,522
County of Miami-Dade Aviation Revenue Bonds 1,820 5.000 10/01/34 2,076
County of Miami-Dade Aviation Revenue Bonds 3,365 5.000 10/01/36 3,776

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 345
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Miami-Dade Revenue Bonds (µ) 4,310 4.218 10/01/35 2,891
County of Miami-Dade Revenue Bonds 1,865 5.000 04/01/45 1,967
County of Miami-Dade Revenue Bonds 1,285 5.000 04/01/48 1,330
County of Okaloosa Revenue Bonds (Þ) 225 5.500 05/15/45 228
County of Okeechobee Revenue Bonds (~)(Ê) 4,000 3.800 07/01/39 3,964
County of Osceola Transportation Revenue Bonds (ae) 1,000 6.150 10/01/39 1,198
County of Pasco Florida Solid Waste Disposal and Resource Recovery System
Revenue Bonds 1,165 5.000 10/01/40 1,282
County of Pasco Florida Solid Waste Disposal and Resource Recovery System
Revenue Bonds 1,280 5.000 10/01/42 1,379
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/35 114
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/36 114
County of Pasco Revenue Bonds (µ) 50 5.500 09/01/37 58
County of Pasco Revenue Bonds (µ) 40 5.500 09/01/38 46
County of Pasco Revenue Bonds (µ) 3,755 5.500 09/01/39 4,302
County of Pasco Revenue Bonds (µ) 710 5.750 09/01/54 765
County of St. Johns Water and Sewer Revenue Bonds 3,000 5.000 06/01/52 3,100
Creek Preserve Community Development District Special Assessment (Þ) 425 4.250 11/01/30 429
Creek Preserve Community Development District Special Assessment (Þ) 1,255 4.700 11/01/39 1,239
Cresswind Lake Harris Community Development District Special Assessment 175 4.250 05/01/31 176
Cresswind Lake Harris Community Development District Special Assessment 740 5.000 05/01/44 724
Cross Creek North Community Development District Special Assessment 280 4.500 05/01/30 283
Crossings Community Development District Special Assessment 260 4.750 05/01/31 265
Crossings Community Development District Special Assessment 1,735 5.000 05/01/42 1,736
Crystal Cay Community Development District Special Assessment 850 3.050 05/01/41 681
Curiosity Creek Community Development District Special Assessment (Þ) 400 4.250 05/01/30 401
Cypress Bay West Community Development District Special Assessment 105 4.625 05/01/30 106
Cypress Bluff Community Development District Special Assessment (Þ) 800 3.625 05/01/40 700
Cypress Mill Community Development District Special Assessment 385 3.000 06/15/31 369
Cypress Mill Community Development District Special Assessment 635 5.000 05/01/43 651
Cypress Reserve Community Development District Special Assessment (Þ) 300 4.000 05/01/30 299
Cypress Shadows Community Development District Special Assessment 108 5.000 11/01/32 112
Cypress Shadows Community Development District Special Assessment 292 5.000 11/01/37 301
Cypress Shadows Community Development District Special Assessment 347 5.000 11/01/42 348
Deer Run Community Development District Special Assessment 955 5.400 05/01/39 989
Deerbrook Community Development District Special Assessment 255 4.375 05/01/30 257
Del Webb River Reserve Community Development District Special Assessment 200 4.750 05/01/35 209
DW Bayview Community Development District Special Assessment (Þ) 10 2.375 05/01/26 10
DW Bayview Community Development District Special Assessment (Þ) 60 3.000 05/01/32 58
EA McKinnon Groves Community Development District Special Assessment 855 5.250 05/01/45 853
Eagle Pointe Community Development District Special Assessment (Þ) 60 3.625 05/01/31 59
East 547 Community Development District Special Assessment 155 5.500 05/01/30 160
East Bonita Beach Road Community Development District Special Assessment (Þ) 235 4.375 11/01/29 237
East Nassau Stewardship District Special Assessment 100 2.400 05/01/26 100
East Nassau Stewardship District Special Assessment 225 3.000 05/01/31 218
Eden Hills Community Development District Special Assessment 25 3.250 05/01/27 25
Edgewater East Community Development District Special Assessment 10 2.500 05/01/26 10
Edgewater East Community Development District Special Assessment 60 3.000 05/01/27 60
Edgewater East Community Development District Special Assessment 100 3.100 05/01/31 97
Edgewater West Community Development District Special Assessment 900 4.500 05/01/31 911
Elevation Pointe Community Development District Special Assessment 175 3.900 05/01/27 175
Elevation Pointe Community Development District Special Assessment 250 4.125 05/01/32 250

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
346 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Elevation Pointe Community Development District Special Assessment 1,105 4.400 05/01/32 1,099
Enclave at Black Point Marina Community Development District Special Assessment 790 3.750 05/01/31 792
Enclave at Black Point Marina Community Development District Special Assessment 1,170 4.000 05/01/37 1,159
Entrada Community Development District Special Assessment (Þ) 370 2.625 05/01/31 354
Epperson North Community Development District Special Assessment 20 2.500 05/01/26 20
Epperson North Community Development District Special Assessment 135 2.450 11/01/26 134
Epperson North Community Development District Special Assessment 150 3.000 05/01/31 146
Epperson North Community Development District Special Assessment 345 3.100 11/01/31 333
Escambia County Health Facilities Authority Revenue Bonds 360 5.000 08/15/32 382
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/33 1,057
Escambia County Health Facilities Authority Revenue Bonds 355 5.000 08/15/34 374
Escambia County Health Facilities Authority Revenue Bonds 540 5.000 08/15/35 567
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/36 1,048
Escambia County Health Facilities Authority Revenue Bonds 160 5.000 08/15/38 166
Esplanade Lake Club Community Development District Special Assessment 245 4.750 05/01/35 256
Esplanade Lake Club Community Development District Special Assessment 100 4.000 11/01/40 91
Fish Lake Cover Community Development District Special Assessment 545 4.350 05/01/32 549
Fishhawk Ranch Community Development District Special Assessment (µ) 200 2.750 11/01/35 179
Florida Department of Management Services Certificate of Participation 1,000 3.000 11/01/35 948
Florida Development Finance Corp. Revenue Bonds 285 5.000 04/01/26 286
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/26 100
Florida Development Finance Corp. Revenue Bonds (Þ) 135 5.000 06/01/31 138
Florida Development Finance Corp. Revenue Bonds 165 4.000 07/01/31 168
Florida Development Finance Corp. Revenue Bonds (Þ) 925 5.000 10/01/32 947
Florida Development Finance Corp. Revenue Bonds 760 5.000 06/15/33 772
Florida Development Finance Corp. Revenue Bonds 800 5.000 06/15/34 811
Florida Development Finance Corp. Revenue Bonds (Þ) 150 5.000 12/15/34 156
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/35 101
Florida Development Finance Corp. Revenue Bonds 1,260 5.000 06/15/35 1,277
Florida Development Finance Corp. Revenue Bonds 1,325 5.000 06/15/36 1,343
Florida Development Finance Corp. Revenue Bonds 1,750 5.000 02/01/37 1,792
Florida Development Finance Corp. Revenue Bonds 2,780 5.000 06/15/37 2,817
Florida Development Finance Corp. Revenue Bonds 860 5.000 06/15/38 871
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.000 12/15/39 128
Florida Development Finance Corp. Revenue Bonds (Þ) 520 5.125 06/01/40 520
Florida Development Finance Corp. Revenue Bonds 1,000 5.250 06/01/44 1,029
Florida Development Finance Corp. Revenue Bonds (~)(Ê) 1,675 5.000 08/01/56 1,849
Florida Higher Educational Facilities Financing Authority Revenue Bonds (Þ) 800 4.500 06/01/33 783
Florida Higher Educational Facilities Financing Authority Revenue Bonds (Þ) 150 4.750 06/01/38 141
Florida Higher Educational Facilities Financing Authority Revenue Bonds 2,355 5.000 03/01/42 2,352
Florida Higher Educational Facilities Financing Authority Revenue Bonds (Þ) 1,175 6.000 07/01/45 1,183
Florida Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 6,500 3.080 12/01/26 6,500
Florida Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 275 3.350 10/01/27 276
Florida Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 7,000 3.500 11/01/42 7,051
Florida Housing Finance Corp. Revenue Bonds 4,000 6.000 01/01/57 4,545
Florida Insurance Assistance Interlocal Agency, Inc. Revenue Bonds 605 5.000 09/01/26 606
Florida Insurance Assistance Interlocal Agency, Inc. Revenue Bonds 1,425 5.000 09/01/27 1,446
Florida Local Government Finance Commission Revenue Bonds (Þ) 625 5.750 07/01/44 644
Flow Way Community Development District Special Assessment 125 4.000 11/01/28 125
Flow Way Community Development District Special Assessment 200 4.875 11/01/37 200
Flow Way Community Development District Special Assessment 100 5.000 11/01/38 101

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 347
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Flow Way Community Development District Special Assessment 1,100 5.000 05/01/44 1,068
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/26 105
Forest Brooke Community Development District Special Assessment 110 3.000 11/01/27 110
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/28 115
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/29 115
Forest Brooke Community Development District Special Assessment 1,000 3.000 11/01/39 900
Fox Branch Ranch Community Development District Special Assessment 190 4.150 05/01/30 191
Gardens at Hammock Beach Community Development District Special Assessment 305 5.375 05/01/44 311
Golden Lakes Community Development District Special Assessment (µ) 510 4.250 05/01/32 518
Gracewater Sarasota Community Development District Special Assessment 125 2.400 05/01/26 125
Grand Bay at Doral Community Development District Special Assessment 750 5.000 05/01/35 813
Grand Oaks Community Development District Special Assessment 40 2.625 11/01/26 40
Grande Pines Community Development District Special Assessment 800 3.200 05/01/31 779
Greater Orlando Aviation Authority Revenue Bonds 6,205 4.000 10/01/44 5,768
Greater Orlando Aviation Authority Revenue Bonds 1,350 5.250 10/01/44 1,449
Greater Orlando Aviation Authority Revenue Bonds 5,710 5.250 10/01/45 6,080
Grove Resort Community Development District Special Assessment 60 2.950 05/01/27 60
Hacienda North Community Development District Special Assessment 900 5.500 05/01/33 946
Hammock Oaks Community Development District Special Assessment 145 4.875 05/01/30 148
Hammock Oaks Community Development District Special Assessment 275 5.000 05/01/31 280
Hammock Oaks Community Development District Special Assessment (Þ) 500 4.500 05/01/32 510
Harbor Bay Community Development District Special Assessment 775 3.300 05/01/29 767
Harmony West Community Development District Special Assessment (Þ) 345 4.750 05/01/29 350
Harmony West Community Development District Special Assessment 150 4.125 05/01/30 150
Harmony West Community Development District Special Assessment 300 4.600 05/01/32 307
Harmony West Community Development District Special Assessment (Þ) 620 5.100 05/01/38 631
Harmony West Community Development District Special Assessment 635 5.000 05/01/43 633
Harvest Ridge Community Development District Special Assessment 650 5.375 05/01/54 635
Heritage Harbor North Community Development District Special Assessment 100 5.000 05/01/34 102
Hillcrest Community Development District Special Assessment 190 4.000 11/01/28 190
Hillcrest Community Development District Special Assessment 300 4.500 11/01/38 292
Hills Minneola Community Development District Special Assessment (Þ) 140 3.500 05/01/31 138
Hills of Minneola Community Development District Special Assessment 605 4.000 05/01/33 606
Hillsborough County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 710 3.250 09/01/42 712
Hillsborough County Industrial Development Authority Revenue Bonds 3,500 5.000 11/15/34 4,090
Hillsborough County Industrial Development Authority Revenue Bonds (µ) 11,900 4.000 08/01/45 10,732
Hilltop Point Community Development District Special Assessment 320 5.100 05/01/32 332
Hunt Club Grove Community Development District Special Assessment 475 4.000 12/15/33 476
Hyde Park Community Development District No. 1 Special Assessment 180 3.250 05/01/27 179
Hyde Park Community Development District No. 1 Special Assessment 500 3.600 05/01/32 489
Island Lakes Estate Special Assessment 200 4.875 12/15/28 203
Jacksonville Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 375 3.400 07/01/58 377
JEA Water and Sewer System Revenue Bonds 8,340 5.250 10/01/49 8,953
Julington Creek Plantation Community Development District Special Assessment (µ) 1,035 5.000 05/01/32 1,110
K-Bar Ranch II Community Development District Special Assessment (Þ) 255 4.000 05/01/28 256
K-Bar Ranch II Community Development District Special Assessment 100 2.750 05/01/31 96
Kelly Park Community Development District Special Assessment 150 5.125 11/01/30 155
Keys Edge Community Development District Special Assessment 975 5.100 05/01/44 976
Kindred Community Development District II Special Assessment Revenue Bonds 65 2.200 05/01/26 65
Kindred Community Development District II Special Assessment Revenue Bonds 135 2.700 05/01/31 129
Kingman Gate Community Development District Special Assessment 40 2.500 06/15/26 40

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
348 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kingman Gate Community Development District Special Assessment 250 3.125 06/15/31 243
Kings Creek I Community Development District Special Assessment 300 4.500 05/01/30 304
Kingston One Community Development District Special Assessment 1,585 4.250 05/01/30 1,603
Knightsbridge Community Development District Special Assessment (Þ) 690 5.200 06/15/44 696
Lake Emma Community Development District Special Assessment (Þ) 95 4.500 05/01/30 96
Lakes of Sarasota Community Development District Special Assessment 135 3.400 05/01/31 132
Lakes of Sarasota Community Development District Special Assessment 125 3.625 05/01/31 124
Lakeshore Ranch Community Development District Special Assessment 380 3.000 05/01/26 380
Lakeshore Ranch Community Development District Special Assessment 390 3.000 05/01/27 390
Lakeshore Ranch Community Development District Special Assessment 405 3.000 05/01/28 405
Lakeshore Ranch Community Development District Special Assessment 415 3.000 05/01/29 415
Lakeshore Ranch Community Development District Special Assessment 2,675 3.000 05/01/35 2,494
Lakewood Park Community Development District Special Assessment 145 4.750 05/01/30 147
Lakewood Ranch Stewardship District Special Assessment 155 2.125 05/01/26 155
Lakewood Ranch Stewardship District Special Assessment (µ) 550 2.000 05/01/27 541
Lakewood Ranch Stewardship District Special Assessment (µ) 585 2.000 05/01/30 553
Lakewood Ranch Stewardship District Special Assessment (Þ) 310 3.125 05/01/30 306
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 3.200 05/01/30 98
Lakewood Ranch Stewardship District Special Assessment 260 2.625 05/01/31 249
Lakewood Ranch Stewardship District Special Assessment 400 2.700 05/01/31 383
Lakewood Ranch Stewardship District Special Assessment 535 4.500 05/01/31 542
Lakewood Ranch Stewardship District Special Assessment 365 4.625 05/01/31 371
Lakewood Ranch Stewardship District Special Assessment 500 6.125 05/01/43 533
Lakewood Ranch Stewardship District Special Assessment 580 5.250 05/01/44 587
Laurel Road Community Development District Special Assessment 75 2.600 05/01/26 75
Laurel Road Community Development District Special Assessment 270 3.125 05/01/31 256
Lee County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 1,000 3.500 12/01/42 1,010
Lee County Industrial Development Authority Revenue Bonds 1,550 4.375 11/15/29 1,560
Lee County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 2,635 5.000 04/01/33 2,638
Liberty Cove Community Development District Special Assessment 210 4.800 05/01/31 214
Longleaf Community Development District Special Assessment Revenue Bonds 235 4.375 05/01/31 237
Los Cayos Community Development District Special Assessment 850 5.250 06/15/44 860
LT Ranch Community Development District Special Assessment 70 5.200 05/01/27 71
LT Ranch Community Development District Special Assessment 770 4.650 05/01/31 783
LTC Ranch West Residential Community Development District Special Assessment 290 4.750 05/01/31 292
LTC Ranch West Residential Community Development District Special Assessment 125 4.850 05/01/31 126
Lucerne Park Community Development District Special Assessment 1,025 4.625 05/01/39 1,007
Madeira Community Development District Special Assessment Revenue Bonds 1,505 5.000 05/01/35 1,601
Madeira Community Development District Special Assessment Revenue Bonds 570 5.000 05/01/39 615
Mangrove Point and Mangrove Manor Community Development District Special
Assessment 125 3.800 05/01/27 125
McJunkin Parkland Community Development District Special Assessment (Þ) 365 4.750 11/01/29 371
Mckendree Pointe Community Development District Special Assessment 375 4.500 05/01/30 375
Meadow View at Twin Creeks Community Development District Special Assessment 275 2.400 05/01/26 274
Meadow View at Twin Creeks Community Development District Special Assessment 205 3.000 05/01/31 198
Mediterranea Community Development District Special Assessment 180 4.250 05/01/29 181
Mediterranea Community Development District Special Assessment 1,130 4.750 05/01/37 1,132
Merrick Square Community Development District Special Assessment 150 4.500 05/01/30 152
Miami-Dade County Expressway Authority Revenue Bonds 2,000 5.000 07/01/40 2,003
Middleton Community Development District A Special Assessment Revenue Bonds 600 4.200 05/01/39 595
Midtown Miami Community Development District Special Assessment 85 5.000 05/01/29 85
Midtown Miami Community Development District Special Assessment 1,960 5.000 05/01/37 1,960

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mirabella Community Development District Special Assessment 728 5.000 05/01/44 737
Mitchell Ranch Community Development District Special Assessment 405 3.375 12/15/30 398
Naples Reserve Community Development District Special Assessment (Þ) 375 4.625 11/01/29 380
New Port Corners Community Development District Special Assessment (Þ) 230 4.000 06/15/30 231
Newfield Community Development District Special Assessment Revenue Bonds 770 4.400 05/01/30 782
North Dade Community Development District Special Assessment 96 3.500 05/01/26 96
North Dade Community Development District Special Assessment 100 3.500 05/01/27 100
North Dade Community Development District Special Assessment 99 3.500 05/01/28 99
North Dade Community Development District Special Assessment 327 3.750 05/01/31 328
North Dade Community Development District Special Assessment 824 4.000 05/01/38 806
North Miami Community Redevelopment Agency Revenue Bonds 270 5.000 03/01/28 283
North Miami Community Redevelopment Agency Revenue Bonds 280 5.000 03/01/34 323
North Miami Community Redevelopment Agency Revenue Bonds 415 5.000 03/01/40 457
North Miami Community Redevelopment Agency Revenue Bonds 415 5.000 03/01/42 447
Northridge Community Development District Special Assessment (Þ) 225 4.550 05/01/30 229
Orange County Health Facilities Authority Revenue Bonds 2,055 5.000 08/01/40 2,182
Orlando Utilities Commission Revenue Bonds (~)(ae)(Ê) 575 1.250 10/01/46 532
Pacific Ace Community Development District Special Assessment 375 4.450 05/01/31 379
Palm Beach County Educational Facilities Authority Revenue Bonds 1,000 5.000 10/01/34 1,084
Palm Beach County Educational Facilities Authority Revenue Bonds 300 5.000 10/01/43 305
Palm Beach County Health Facilities Authority Revenue Bonds 115 4.000 06/01/26 115
Palm Beach County Health Facilities Authority Revenue Bonds 625 4.000 06/01/31 628
Palm Beach County Health Facilities Authority Revenue Bonds 1,105 4.000 05/15/36 1,090
Palm Beach County Health Facilities Authority Revenue Bonds 200 7.500 05/15/53 226
Palm Beach County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 3,515 5.000 02/01/27 3,515
Palm Coast Park Community Development District Special Assessment 200 4.700 05/01/33 204
Palm Glades Community Development District Special Assessment 750 4.000 11/01/33 761
Palmetto Ridge Community Development District Special Assessment 1,370 5.450 05/01/46 1,367
Park East Community Development District Special Assessment 80 2.400 11/01/26 78
Parker Pointe Community Development District Special Assessment 395 4.950 05/01/31 405
Parker Road Community Development District Special Assessment 255 3.375 05/01/30 252
Parkway Center Community Development District Special Assessment 100 4.000 05/01/26 100
Parkway Center Community Development District Special Assessment 105 4.000 05/01/27 107
Parkway Center Community Development District Special Assessment 110 4.000 05/01/28 113
Parrish Plantation Community Development District Special Assessment 85 4.750 05/01/31 87
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 495 4.000 05/01/27 502
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 375 4.500 05/01/31 391
Peace Creek Community Development District Special Assessment 275 4.500 05/01/32 278
Pine Isle Community Development District Special Assessment (Þ) 65 2.375 12/15/26 64
Pine Isle Community Development District Special Assessment 85 4.500 06/15/30 86
Pine Isle Community Development District Special Assessment (Þ) 100 3.000 12/15/31 97
Pine Isle Community Development District Special Assessment 525 5.375 06/15/43 536
Pine Isle Community Development District Special Assessment 815 5.500 06/15/53 818
Pinellas County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 365 3.300 01/01/42 365
Pioneer Ranch Community Development District Special Assessment 355 4.200 05/01/31 356
Polk County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 522 4.150 12/01/40 523
Portico Community Development District Special Assessment Revenue Bonds 25 3.250 05/01/31 24
Preserve at Legends Pointe Community Development District Special Assessment (Þ) 470 4.500 05/01/32 480
Preston Cove Community Development District Special Assessment 200 3.250 05/01/27 200
Preston Cove Community Development District Special Assessment 335 3.600 05/01/32 329

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
350 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Preston Cove Community Development District Special Assessment 1,800 4.125 05/01/52 1,477
Prosperity Lakes Community Development District Special Assessment 170 5.150 12/15/30 175
Radiance Community Development District Special Assessment (Þ) 375 6.200 05/01/45 391
Ranches At Lake Mcleod Community Development District Special Assessment 130 4.625 06/15/30 132
Reflection Bay Community Development District Special Assessment 100 4.500 05/01/30 102
Reflection Bay Community Development District Special Assessment 100 5.000 05/01/35 106
Reunion East Community Development District Special Assessment 140 2.400 05/01/26 140
Reunion East Community Development District Special Assessment 700 2.850 05/01/31 689
Reunion West Community Development District Special Assessment 50 2.600 05/01/27 50
Reunion West Community Development District Special Assessment 405 3.000 05/01/28 396
Reunion West Community Development District Special Assessment 400 3.000 05/01/29 388
Reunion West Community Development District Special Assessment 400 3.000 05/01/30 383
Reunion West Community Development District Special Assessment 435 3.000 05/01/31 412
Reunion West Community Development District Special Assessment 450 3.000 05/01/36 391
Ridge at Apopka Community Development District Special Assessment 500 5.000 05/01/32 519
River Hall Community Development District Special Assessment 151 2.500 05/01/29 146
River Hall Community Development District Special Assessment 190 5.375 05/01/30 196
River Hall Community Development District Special Assessment 159 2.500 05/01/31 150
River Hall Community Development District Special Assessment 750 3.000 05/01/31 719
River Hall Community Development District Special Assessment 509 3.000 05/01/34 467
River Hall Community Development District Special Assessment 750 3.000 05/01/36 650
River Hall Community Development District Special Assessment 685 3.000 05/01/38 588
River Landing Community Development District Special Assessment 625 4.200 05/01/32 632
River Landing Community Development District Special Assessment 850 4.125 05/01/40 786
Rivers Edge III Community Development District Special Assessment (Þ) 60 2.400 05/01/26 60
Rivers Edge III Community Development District Special Assessment (Þ) 300 3.000 05/01/31 290
Riversong Community Development District Special Assessment (Þ) 370 4.000 05/01/30 371
Riverwalk Community Development District Special Assessment (Þ) 250 4.150 05/01/30 252
Riverwalk Community Development District Special Assessment 530 4.650 05/01/31 539
Rivington Community Development District Special Assessment Revenue Bonds 145 3.250 05/01/27 145
Rivington Community Development District Special Assessment Revenue Bonds 430 3.625 05/01/32 421
Rolling Hills Community Development District Special Assessment 360 3.400 05/01/32 350
Rolling Hills Community Development District Special Assessment 535 3.650 05/01/32 508
Rolling Hills Community Development District Special Assessment 485 3.750 05/01/42 419
Rye Crossing Community Development District Special Assessment 155 4.125 05/01/30 155
Rye Ranch Community Development District Special Assessment (Þ) 155 5.000 11/01/30 159
Sabal Palm Community Development District Special Assessment 810 5.000 05/01/34 872
Sampson Creek Community Development District Special Assessment (µ) 95 2.375 05/01/35 85
Sampson Creek Community Development District Special Assessment (µ) 190 2.625 05/01/40 159
Sanctuary Cove Community Development District Special Assessment 190 2.625 05/01/31 182
Sanctuary Cove Community Development District Special Assessment 400 3.125 05/01/41 324
Sanctuary Cove Community Development District Special Assessment 770 4.000 05/01/52 619
Sandmine Road Community Development District Special Assessment 65 2.300 11/01/26 64
Sandmine Road Community Development District Special Assessment 65 5.000 11/01/29 66
Sarasota National Community Development District Special Assessment 1,495 3.500 05/01/31 1,465
Sarasota National Community Development District Special Assessment 2,200 4.000 05/01/39 2,025
Savanna Lakes Community Development District Special Assessment (Þ) 150 4.250 06/15/30 151
Savanna Lakes Community Development District Special Assessment 330 4.625 06/15/31 335
Sawgrass Village Community Development District Special Assessment 85 4.875 05/01/30 87
Sawgrass Village Community Development District Special Assessment 240 5.500 05/01/43 247
Sawyers Landing Community Development District Special Assessment 200 3.250 05/01/26 200

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Scenic Terrace South Community Development District Special Assessment 30 3.750 05/01/27 30
Scenic Terrace South Community Development District Special Assessment 165 5.750 11/01/30 173
Seaton Creek Reserve Community Development District Special Assessment (Þ) 190 4.625 06/15/30 193
Sebastian Isles Community Development District Special Assessment 250 4.250 05/01/31 251
Sebastian Isles Community Development District Special Assessment 700 5.000 05/01/44 684
Sedona Point Community Development District Special Assessment 220 4.125 06/15/30 221
Seminole Improvement District Revenue Bonds 240 4.400 10/01/27 241
Seminole Improvement District Revenue Bonds 350 5.000 10/01/32 357
Seminole Improvement District Revenue Bonds 500 5.300 10/01/37 504
Seminole Palms Community Development District Special Assessment 210 4.750 05/01/30 214
Seminole Palms Community Development District Special Assessment (Þ) 665 4.450 05/01/31 673
Sherwood Manor Community Development District Special Assessment (Þ) 385 4.625 11/01/29 390
Shingle Creek at Bronson Community Development District Special Assessment 50 2.500 06/15/26 50
Siena North Community Development District Special Assessment 55 2.875 06/15/27 55
Silver Oaks Community Development District Special Assessment 260 4.700 05/01/31 265
Silver Palms West Community Development District Special Assessment 170 2.600 06/15/27 168
Silverlake Community Development District Special Assessment 150 4.500 05/01/30 152
Six Mile Creek Community Development District Special Assessment 425 4.750 05/01/30 432
Six Mile Creek Community Development District Special Assessment 250 4.300 05/01/31 252
Somerset Bay Community Development District Special Assessment (Þ) 325 4.850 05/01/31 328
Somerset Community Development District Special Assessment 600 4.000 05/01/26 600
Somerset Community Development District Special Assessment 625 4.000 05/01/27 624
Somerset Community Development District Special Assessment 460 4.000 05/01/32 457
Somerset Community Development District Special Assessment 1,000 4.200 05/01/37 966
Sorrento Pines Community Development District Revenue Bonds 145 4.375 05/01/30 146
South Fork East Community Development District Special Assessment 258 3.000 05/01/31 248
South Fork East Community Development District Special Assessment 1,990 4.125 05/01/36 1,870
South Fork East Community Development District Special Assessment 597 3.000 05/01/38 489
South Fork East Community Development District Special Assessment 860 5.000 05/01/44 875
South Fork III Community Development District Special Assessment 1,510 5.000 05/01/38 1,517
South Kendall Community Development District Special Assessment 230 4.000 11/01/31 224
South Village Community Development District Special Assessment Revenue Bonds 405 3.500 05/01/32 405
South Village Community Development District Special Assessment Revenue Bonds 230 3.750 05/01/38 217
Southern Groves Community Development District No. 5 Special Assessment 100 2.400 05/01/26 100
Southern Groves Community Development District No. 5 Special Assessment 700 2.800 05/01/31 662
Southpointe of Manatee County Community Development District Special
Assessment (Þ) 385 4.000 05/01/33 382
Southshore Bay Community Development District Special Assessment 365 4.750 05/01/31 372
Stillwater Community Development District Special Assessment (Þ) 1,000 3.500 06/15/41 847
Stonegate Community Development District Special Assessment 210 3.000 05/01/26 209
Stonegate Community Development District Special Assessment 215 3.000 05/01/27 212
Stonegate Community Development District Special Assessment 225 3.000 05/01/28 220
Stonegate Community Development District Special Assessment 230 3.000 05/01/29 223
Stonegate Community Development District Special Assessment 1,260 3.000 05/01/34 1,118
Stonegate Community Development District Special Assessment 1,465 3.000 05/01/39 1,172
Stonegate Preserve Community Development District Special Assessment 460 4.800 06/15/35 473
Stonewater Community Development District Special Assessment (Þ) 60 2.250 11/01/26 59
Stoneybrook Community Development District Special Assessment 470 3.500 05/01/32 483
Stoneybrook Community Development District Special Assessment 1,230 4.125 05/01/42 1,231
Stoneybrook North Community Development District Special Assessment 110 5.500 11/01/29 114
Stoneybrook South at Championsgate Community Development District Special
Assessment 175 4.500 06/15/30 177

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
352 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Storey Drive Community Development District Special Assessment 85 2.550 06/15/27 82
Stuart Crossing Community Development District Special Assessment (Þ) 230 4.375 05/01/31 232
Sugarloaf Community Development District Special Assessment 545 4.000 12/15/33 544
Sugarloaf Community Development District Special Assessment 600 5.375 12/15/46 600
Summer Woods Community Development District Special Assessment 55 2.500 05/01/26 55
Summerstone Community Development District Special Assessment (Þ) 60 2.200 05/01/26 60
Sumter County School Board Certificate of Participation (µ) 600 5.250 01/01/49 635
Sunbridge Stewardship District Special Assessment 500 5.200 05/01/42 505
Sweetwater Creek Community Development District Special Assessment (µ) 375 2.250 05/01/27 374
Talis Park Community Development District Special Assessment (Þ) 1,875 5.000 05/01/44 1,822
Tampa Bay Water Revenue Bonds 3,500 5.000 10/01/49 3,664
Tern Bay Community Development District Special Assessment 420 3.125 06/15/27 418
Terreno Community Development District Special Assessment 245 4.250 05/01/30 246
Timber Creek Community Development District Special Assessment (Þ) 330 4.625 11/01/29 335
Timber Creek Community Development District Special Assessment (Þ) 535 5.000 11/01/38 541
Timber Creek Southwest Community Development District Special Assessment 650 3.000 06/15/30 635
Tohoqua Community Development District Special Assessment Revenue Bonds 320 3.125 05/01/31 311
Tolomato Community Development District Special Assessment 715 2.625 05/01/27 709
Tolomato Community Development District Special Assessment 185 2.875 05/01/27 184
Tolomato Community Development District Special Assessment (µ) 1,505 3.000 05/01/29 1,519
Tolomato Community Development District Special Assessment (µ) 1,810 3.000 05/01/31 1,827
Tolomato Community Development District Special Assessment 1,330 3.200 05/01/32 1,271
Tolomato Community Development District Special Assessment (µ) 1,180 3.000 05/01/33 1,147
Tolomato Community Development District Special Assessment (µ) 930 3.000 05/01/37 870
Tolomato Community Development District Special Assessment (µ) 600 3.000 05/01/40 524
Tolomato Community Development District Special Assessment (µ) 1,300 4.000 05/01/40 1,294
Tolomato Community Development District Special Assessment 875 4.800 05/01/44 848
Touchstone Community Development District Special Assessment 1,800 5.500 05/01/53 1,830
Town of Davie Revenue Bonds 550 5.000 04/01/33 570
Tradition Community Development District No. 9 Special Assessment 65 2.300 05/01/26 65
Tradition Community Development District No. 9 Special Assessment 270 2.700 05/01/31 258
Triple Creek Community Development District Special Assessment (Þ) 450 2.875 11/01/31 431
Triple Creek Community Development District Special Assessment (Þ) 190 5.125 11/01/38 193
Tuckers Pointe Community Development District Special Assessment 20 3.000 05/01/27 20
Tuckers Pointe Community Development District Special Assessment 100 3.375 05/01/32 97
Two Lakes Community Development District Special Assessment 715 5.000 05/01/33 788
Two Lakes Community Development District Special Assessment 400 5.000 05/01/44 411
Two Ridges Community Development District Special Assessment 500 5.750 05/01/45 519
Two Rivers East Community Development District Special Assessment 705 4.875 05/01/30 721
Two Rivers North Community Development District Special Assessment 55 4.625 05/01/27 55
Two Rivers North Community Development District Special Assessment 630 4.875 05/01/32 651
Union Park East Community Development District Special Assessment (Þ) 23 2.400 05/01/26 22
Varrea South Community Development District Special Assessment 255 4.250 05/01/30 256
V-Dana Community Development District Special Assessment 100 2.600 05/01/26 100
V-Dana Community Development District Special Assessment 125 3.125 05/01/31 123
V-Dana Community Development District Special Assessment 405 4.450 05/01/32 412
V-Dana Community Development District Special Assessment 500 5.375 05/01/45 509
Venetian Parc Community Development District Special Assessment 1,340 5.000 05/01/44 1,416
Veranda Community Development District II Special Assessment (Þ) 10 2.500 05/01/26 10
Veranda Community Development District II Special Assessment (Þ) 50 3.100 05/01/31 48
Veranda Landing Community Development District Special Assessment 235 4.500 06/15/30 238

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 353
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Verano No. 3 Community Development District Special Assessment 20 2.375 05/01/26 20
Verano No. 3 Community Development District Special Assessment 120 3.000 05/01/31 117
Verano No. 4 Community Development District Special Assessment 450 5.750 05/01/45 469
Vida's Way Community Development District Special Assessment 315 4.150 05/01/31 315
Viera Stewardship District Special Assessment 100 2.300 05/01/26 100
Viera Stewardship District Special Assessment 460 2.800 05/01/31 442
Viera Stewardship District Special Assessment 200 4.600 05/01/33 204
Viera Stewardship District Special Assessment 1,000 5.300 05/01/43 1,016
Village Community Development District No. 12 Special Assessment Revenue Bonds 850 3.800 05/01/28 855
Village Community Development District No. 13 Special Assessment Revenue Bonds 215 1.800 05/01/26 214
Village Community Development District No. 14 Special Assessment Revenue Bonds 1,260 5.125 05/01/37 1,319
Village Community Development District No. 15 Special Assessment (Þ) 130 4.250 05/01/28 131
Village Community Development District No. 15 Special Assessment (Þ) 645 4.375 05/01/33 663
Village Community Development District No. 15 Special Assessment (Þ) 200 4.850 05/01/38 207
Villages of Glen Creek Community Development District Special Assessment 100 2.700 05/01/27 99
Villamar Community Development District Special Assessment 180 4.875 05/01/30 184
Villamar Community Development District Special Assessment 255 3.625 05/01/32 251
Villamar Community Development District Special Assessment 295 3.500 11/01/32 288
Villamar Community Development District Special Assessment 865 5.625 05/01/43 896
Volusia County Educational Facility Authority Revenue Bonds 750 5.000 06/01/35 834
Volusia County Educational Facility Authority Revenue Bonds 500 5.000 06/01/36 553
Waterford Community Development District Special Assessment 170 4.375 05/01/31 172
Watergrass Community Development District II Special Assessment 100 2.000 05/01/26 99
Watergrass Community Development District II Special Assessment 485 4.450 05/01/28 489
Watergrass Community Development District II Special Assessment 1,035 2.500 05/01/31 977
Watergrass Community Development District II Special Assessment 2,260 5.150 05/01/38 2,278
Watergrass Community Development District II Special Assessment 1,380 2.800 05/01/39 1,071
West Hillcrest Community Development District Special Assessment 315 4.500 06/15/30 319
West Port Community Development District Special Assessment 85 4.250 05/01/27 85
West Port East Community Development District Special Assessment (Þ) 265 4.850 05/01/35 274
West Villages Improvement District Special Assessment (Þ) 100 4.000 05/01/30 100
West Villages Improvement District Special Assessment 240 5.250 05/01/30 244
West Villages Improvement District Special Assessment 825 3.125 05/01/31 798
West Villages Improvement District Special Assessment 650 4.500 05/01/31 658
West Villages Improvement District Special Assessment 875 5.000 05/01/35 921
West Villages Improvement District Special Assessment 905 5.750 05/01/45 948
Westside Haines City Community Development District Special Assessment 30 2.500 05/01/26 30
Westside Haines City Community Development District Special Assessment 215 3.000 05/01/31 208
Westview North Community Development District Special Assessment 245 5.000 06/15/29 250
Westview South Community Development District Special Assessment 140 4.750 05/01/28 142
Westview South Community Development District Special Assessment (Þ) 500 4.050 05/01/30 501
Whispering Pines Community Development District Special Assessment 100 5.375 05/01/43 102
Willowbrook Community Development District Special Assessment (Þ) 575 4.125 05/01/30 576
Willowbrook Community Development District Special Assessment 225 4.950 05/01/31 231
Willows Community Development District Special Assessment 245 4.700 05/01/29 248
Wind Meadows South Community Development District Special Assessment 920 5.375 05/01/43 939
Windsor Cay Community Development District Special Assessment (Þ) 240 4.250 05/01/35 242
Windward at Lakewood Ranch Community Development District Special Assessment 145 3.250 05/01/27 145
Windward at Lakewood Ranch Community Development District Special Assessment 545 3.625 05/01/32 534
Windward at Lakewood Ranch Community Development District Special Assessment 105 4.000 05/01/42 94
Wiregrass II Community Development District Special Assessment 235 4.800 05/01/32 242

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
354 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Woodcreek Community Development District Special Assessment 600 5.350 05/01/45 598
387,554
Georgia - 3.6%
Athens-Clarke County Unified Government Development Authority Revenue Bonds 850 3.000 06/15/39 794
Atlanta Development Authority (The) Revenue Bonds 1,550 5.250 07/01/40 1,553
Atlanta Development Authority (The) Revenue Bonds (Þ) 1,000 5.250 07/01/40 1,046
Atlanta Development Authority (The) Tax Allocation (Þ) 500 5.000 04/01/34 511
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 445 2.375 07/01/26 444
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 2,080 2.875 07/01/31 1,985
Atlanta Urban Residential Finance Authority Revenue Bonds (~)(ae)(Ê) 2,185 2.900 09/01/28 2,185
Atlanta Urban Residential Finance Authority Revenue Bonds 500 3.400 02/01/29 505
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 760 3.950 12/01/32 776
City of Atlanta Airport Passenger Facility Charge Revenue Bonds 7,600 5.000 07/01/36 8,397
City of Atlanta Airport Passenger Facility Charge Revenue Bonds 8,750 5.000 07/01/41 9,583
City of Atlanta Water and Wastewater Revenue Bonds 8,370 5.000 11/01/40 8,383
Columbus County Housing Authority Revenue Bonds (~)(ae)(Ê) 400 3.300 11/01/28 403
County of DeKalb Water and Sewerage Revenue Bonds 4,500 5.000 10/01/41 5,029
County of Fulton Water and Sewerage Revenue Bonds (ae) 1,000 4.000 01/01/35 1,002
Coweta County Water and Sewage Authority Revenue Bonds 160 4.000 06/01/46 153
Coweta County Water and Sewage Authority Revenue Bonds 325 5.000 06/01/54 338
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê) 750 3.700 10/01/32 762
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê) 9,350 3.600 01/01/40 9,604
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê) 1,425 3.375 11/01/48 1,431
Development Authority of Monroe County (The) Revenue Bonds (~)(ae)(Ê) 2,200 3.875 10/01/48 2,202
Development Authority of Monroe County (The) Revenue Bonds (~)(ae)(Ê) 250 1.000 07/01/49 247
East Palm Drive Community Development District Special Assessment 330 4.375 06/15/31 335
Georgia Housing and Finance Authority Revenue Bonds 1,500 5.000 12/01/45 1,559
Macon Water Authority Revenue Bonds 1,000 5.000 10/01/54 1,045
Main Street Energy, Inc. Revenue Bonds 4,500 5.000 12/01/33 4,841
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 550 4.000 11/01/26 553
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 1,210 4.000 11/01/27 1,217
Main Street Natural Gas, Inc. Revenue Bonds 2,800 5.000 05/15/29 2,954
Main Street Natural Gas, Inc. Revenue Bonds 5,450 5.000 12/01/31 5,840
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,000 4.000 07/01/52 2,030
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,500 4.000 09/01/52 1,530
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 10,000 5.000 12/01/52 10,514
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 7,000 5.000 06/01/53 7,425
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 7,670 5.000 07/01/53 8,153
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 36,000 4.139 12/01/53 36,839
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 10,840 5.000 12/01/53 11,629
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,150 5.000 04/01/54 6,671
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 9,750 5.000 05/01/54 10,521
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 24,750 5.000 05/01/55 26,623
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 15,840 5.000 06/01/55 17,337
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,000 5.000 12/01/55 6,445
Municipal Electric Authority of Georgia Revenue Bonds 1,195 5.000 01/01/48 1,194
Municipal Electric Authority of Georgia Revenue Bonds 2,000 5.000 07/01/52 2,023
Paulding County Hospital Authority Revenue Bonds (µ) 1,975 4.000 04/01/41 1,997
Private Colleges and Universities Authority Revenue Bonds 750 4.000 04/01/39 758
Sunbridge Stewardship District Special Assessment 350 5.000 05/01/32 362
Sunbridge Stewardship District Special Assessment 915 5.400 05/01/42 935

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 355
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Warner Robins Housing Authority Resident Council Corp. Revenue Bonds (~)(ae)(Ê) 315 5.000 02/01/29 329
228,992
Guam - 0.5%
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/30 219
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/32 112
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/33 113
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/34 114
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/37 220
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/38 218
Antonio B Won Pat International Airport Authority Revenue Bonds 290 5.000 10/01/39 314
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/40 214
Antonio B Won Pat International Airport Authority Revenue Bonds 410 5.000 10/01/41 434
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/42 209
Antonio B Won Pat International Airport Authority Revenue Bonds 245 5.000 10/01/43 253
Guam Department of Education Certificate of Participation 265 4.250 02/01/30 266
Guam Government Waterworks Authority Revenue Bonds 605 5.000 07/01/29 619
Guam Government Waterworks Authority Revenue Bonds 610 5.000 07/01/35 697
Guam Government Waterworks Authority Revenue Bonds 1,935 5.000 07/01/36 2,179
Guam Government Waterworks Authority Revenue Bonds 1,640 5.000 07/01/37 1,849
Guam Government Waterworks Authority Revenue Bonds 1,360 5.000 07/01/40 1,385
Guam Government Waterworks Authority Revenue Bonds 2,000 5.000 01/01/46 2,001
Guam Power Authority Revenue Bonds 375 5.000 10/01/29 401
Guam Power Authority Revenue Bonds 1,825 5.000 10/01/34 1,865
Guam Power Authority Revenue Bonds 2,690 5.000 10/01/35 2,746
Guam Power Authority Revenue Bonds 450 5.000 10/01/40 487
Territory of Guam Revenue Bonds 2,000 5.000 12/01/28 2,020
Territory of Guam Revenue Bonds 100 5.000 01/01/29 106
Territory of Guam Revenue Bonds 300 5.000 01/01/30 324
Territory of Guam Revenue Bonds 125 5.000 11/01/30 134
Territory of Guam Revenue Bonds 2,535 5.000 12/01/32 2,553
Territory of Guam Revenue Bonds 1,205 5.000 12/01/35 1,211
Territory of Guam Revenue Bonds 5,980 4.000 01/01/36 6,115
Territory of Guam Revenue Bonds 980 5.000 12/01/36 985
Territory of Guam Revenue Bonds 750 5.250 01/01/40 841
31,204
Hawaii - 0.2%
City and County Honolulu Wastewater System Revenue Bonds 1,575 5.000 07/01/36 1,586
City and County of Honolulu Revenue Bonds (~)(ae)(Ê) 1,270 5.000 06/01/27 1,278
Kauai County Community Facilities District Special Tax 280 4.000 05/15/27 283
Kauai County Community Facilities District Special Tax 250 5.000 05/15/32 276
Kauai County Community Facilities District Special Tax 255 4.000 05/15/33 264
Kauai County Community Facilities District Special Tax 375 4.000 05/15/34 388
State of Hawaii Airports System Revenue Bonds 725 5.000 07/01/38 836
State of Hawaii Airports System Revenue Bonds 6,500 5.000 07/01/49 6,900
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 600 5.000 07/01/34 614
State of Hawaii Department of Budget and Finance Revenue Bonds 1,425 3.200 07/01/39 1,283
13,708
Idaho - 0.2%
City of Boise City Airport Revenue Bonds 1,000 5.000 09/01/51 1,020
Idaho Health Facilities Authority Revenue Bonds 2,090 5.000 09/01/27 2,103
Idaho Health Facilities Authority Revenue Bonds 2,045 5.000 09/01/28 2,057

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
356 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Idaho Health Facilities Authority Revenue Bonds 2,400 5.000 09/01/31 2,406
Idaho Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 03/01/60 1,121
Idaho Housing and Finance Association Revenue Bonds 1,670 5.000 07/15/31 1,673
Idaho Housing and Finance Association Revenue Bonds 565 3.000 05/01/32 559
10,939
Illinois - 9.3%
Berwyn Municipal Securitization Corp. Revenue Bonds (µ) 1,000 5.000 01/01/35 1,070
Champaign Community Unit School District No.4 General Obligation Unlimited 25 2.557 01/01/27 24
Champaign Community Unit School District No.4 General Obligation Unlimited 35 2.567 01/01/28 33
Champaign Community Unit School District No.4 General Obligation Unlimited 565 5.000 01/01/32 590
Champaign Community Unit School District No.4 General Obligation Unlimited 260 5.000 01/01/33 271
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 10,100 5.750 04/01/33 10,333
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 250 5.000 04/01/34 254
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 265 5.750 04/01/34 271
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 325 5.000 04/01/35 329
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 415 5.000 04/01/36 420
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 225 5.000 04/01/37 227
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 785 5.000 04/01/46 773
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 18,775 6.000 04/01/46 19,030
Chicago Board of Education General Obligation Unlimited (µ) 15,875 5.000 12/01/27 16,408
Chicago Board of Education General Obligation Unlimited (µ) 10,880 3.643 12/01/28 9,831
Chicago Board of Education General Obligation Unlimited (µ) 2,750 5.000 12/01/28 2,893
Chicago Board of Education General Obligation Unlimited (µ) 1,880 3.690 12/01/30 1,578
Chicago Board of Education General Obligation Unlimited (µ) 4,750 3.893 12/01/30 3,949
Chicago Board of Education General Obligation Unlimited (µ) 1,160 5.500 12/01/30 1,237
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 6.750 12/01/30 1,566
Chicago Board of Education General Obligation Unlimited (µ) 395 4.052 12/01/31 313
Chicago Board of Education General Obligation Unlimited 1,500 5.000 12/01/31 1,535
Chicago Board of Education General Obligation Unlimited (µ) 8,000 5.000 12/01/31 8,334
Chicago Board of Education General Obligation Unlimited (µ) 6,500 5.000 12/01/32 6,754
Chicago Board of Education General Obligation Unlimited 7,875 5.000 12/01/33 7,966
Chicago Board of Education General Obligation Unlimited 495 5.250 12/01/35 495
Chicago Board of Education General Obligation Unlimited 3,860 5.000 12/01/37 3,868
Chicago Board of Education General Obligation Unlimited 1,250 5.000 12/01/38 1,241
Chicago Board of Education General Obligation Unlimited 825 6.000 12/01/38 900
Chicago Board of Education General Obligation Unlimited 3,375 5.000 12/01/39 3,338
Chicago Board of Education General Obligation Unlimited 250 5.250 12/01/39 246
Chicago Board of Education General Obligation Unlimited 800 6.000 12/01/41 847
Chicago Board of Education General Obligation Unlimited 400 6.000 12/01/42 422
Chicago Board of Education General Obligation Unlimited (Þ) 5,000 7.000 12/01/42 5,148
Chicago Board of Education General Obligation Unlimited 3,420 5.000 12/01/46 3,212
Chicago Board of Education General Obligation Unlimited 6,875 5.000 12/01/47 6,411
Chicago Midway International Airport Revenue Bonds (µ) 5,000 5.000 01/01/35 5,641
Chicago O'Hare International Airport Revenue Bonds 5,560 4.000 01/01/35 5,750
Chicago O'Hare International Airport Revenue Bonds 1,210 5.000 01/01/36 1,348
Chicago O'Hare International Airport Revenue Bonds (µ) 3,515 4.000 01/01/37 3,612
Chicago O'Hare International Airport Revenue Bonds 1,500 5.000 01/01/37 1,664
Chicago O'Hare International Airport Revenue Bonds 8,150 5.000 01/01/39 8,655
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 01/01/40 1,117
Chicago O'Hare International Airport Revenue Bonds 2,000 5.000 01/01/41 2,204
Chicago O'Hare International Airport Revenue Bonds 400 4.000 01/01/42 394

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 357
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago O'Hare International Airport Revenue Bonds 1,600 5.000 01/01/42 1,751
Chicago O'Hare International Airport Revenue Bonds (µ) 1,000 5.250 01/01/42 1,076
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 01/01/52 1,000
Chicago Park District General Obligation Limited 855 5.000 01/01/39 953
Chicago Park District General Obligation Limited (µ) 14,300 5.000 01/01/44 14,715
Chicago Park District General Obligation Limited 2,680 5.250 01/01/46 2,806
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds 2,730 5.000 12/01/40 3,023
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds 2,425 5.000 12/01/49 2,484
City of Belleville Sales Tax Revenue Tax Allocation 210 3.750 07/01/41 200
City of Calumet City General Obligation Unlimited (µ) 715 5.500 03/01/29 772
City of Calumet City General Obligation Unlimited (µ) 400 5.500 03/01/36 436
City of Calumet City General Obligation Unlimited (µ) 545 5.500 03/01/37 594
City of Calumet City General Obligation Unlimited (µ) 1,725 4.500 03/01/43 1,726
City of Chicago General Obligation Unlimited (µ) 2,650 2.491 01/01/27 2,591
City of Chicago General Obligation Unlimited 670 5.000 01/01/28 693
City of Chicago General Obligation Unlimited 4,165 5.000 01/01/29 4,328
City of Chicago General Obligation Unlimited 420 5.000 01/01/29 420
City of Chicago General Obligation Unlimited 870 5.000 01/01/31 898
City of Chicago General Obligation Unlimited 4,000 5.000 01/01/32 4,230
City of Chicago General Obligation Unlimited 225 4.000 01/01/35 223
City of Chicago General Obligation Unlimited 600 5.000 01/01/35 630
City of Chicago General Obligation Unlimited 2,025 5.000 01/01/38 2,026
City of Chicago General Obligation Unlimited 4,210 6.000 01/01/38 4,271
City of Chicago General Obligation Unlimited 5,750 5.500 01/01/40 5,991
City of Chicago General Obligation Unlimited 2,125 5.500 01/01/41 2,265
City of Chicago General Obligation Unlimited 660 5.500 01/01/43 676
City of Chicago General Obligation Unlimited 2,145 5.000 01/01/44 2,139
City of Chicago General Obligation Unlimited 3,790 5.250 01/01/45 3,798
City of Chicago Illinois General Obligation Unlimited (µ) 445 5.000 01/01/42 455
City of Chicago Special Assessment (Þ) 300 3.200 12/01/29 290
City of Chicago Special Assessment (Þ) 325 3.290 12/01/30 313
City of Chicago Special Assessment (Þ) 348 3.380 12/01/31 334
City of Chicago Special Assessment (Þ) 275 3.450 12/01/32 264
City of Chicago Wastewater Transmission Revenue Bonds (µ) 2,420 5.000 01/01/32 2,742
City of Chicago Wastewater Transmission Revenue Bonds 4,920 5.000 01/01/36 4,982
City of Chicago Wastewater Transmission Revenue Bonds (µ) 200 5.000 01/01/36 224
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,050 5.000 01/01/37 1,173
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,000 5.000 01/01/40 1,109
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,350 5.000 01/01/41 1,502
City of Chicago Waterworks Revenue Bonds 1,100 5.000 11/01/26 1,119
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/38 1,094
City of Joliet General Obligation Unlimited (µ) 1,080 5.250 12/15/40 1,184
City of Springfield Electric Revenue Bonds (µ) 10,000 3.000 03/01/38 9,510
Cook County High School District No. 209 Proviso Township General Obligation
Limited (µ) 2,475 5.500 12/01/36 2,626
Cook County School District No. 135 Orland General Obligation Limited 315 5.000 12/01/27 330
Cook County School District No. 135 Orland General Obligation Limited 215 5.000 12/01/28 230
Cook County School District No. 135 Orland General Obligation Limited 225 5.000 12/01/29 246
County of Cook Sales Tax Revenue Bonds 2,000 4.000 11/15/37 2,014
County of Cook Sales Tax Revenue Bonds 1,630 5.000 11/15/37 1,770
County of Cook Sales Tax Revenue Bonds 1,500 5.000 11/15/41 1,623
Illinois Finance Authority Revenue Bonds 465 4.000 10/15/26 466

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
358 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 580 5.000 02/15/27 17
Illinois Finance Authority Revenue Bonds 500 5.000 02/15/27 507
Illinois Finance Authority Revenue Bonds 485 4.000 10/15/27 487
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/28 257
Illinois Finance Authority Revenue Bonds (ae) 3,000 5.000 01/01/29 3,077
Illinois Finance Authority Revenue Bonds 400 5.000 02/15/29 409
Illinois Finance Authority Revenue Bonds 745 5.000 08/01/29 768
Illinois Finance Authority Revenue Bonds 315 5.000 12/01/29 324
Illinois Finance Authority Revenue Bonds 400 5.000 08/01/30 410
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/30 256
Illinois Finance Authority Revenue Bonds 225 5.000 08/01/31 238
Illinois Finance Authority Revenue Bonds 320 5.000 12/01/31 328
Illinois Finance Authority Revenue Bonds 245 5.000 08/01/32 260
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/32 1,076
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/32 511
Illinois Finance Authority Revenue Bonds 695 5.000 09/01/33 745
Illinois Finance Authority Revenue Bonds 305 5.000 10/01/33 328
Illinois Finance Authority Revenue Bonds 3,740 4.000 12/15/33 3,925
Illinois Finance Authority Revenue Bonds 230 5.000 09/01/34 246
Illinois Finance Authority Revenue Bonds 520 5.000 09/01/35 554
Illinois Finance Authority Revenue Bonds (ae) 200 5.000 01/01/36 205
Illinois Finance Authority Revenue Bonds 1,000 5.000 03/01/36 1,031
Illinois Finance Authority Revenue Bonds (~)(µ)(Ê) 17,400 3.000 11/15/37 17,400
Illinois Finance Authority Revenue Bonds 3,250 5.250 04/01/38 3,723
Illinois Finance Authority Revenue Bonds (Þ) 1,300 5.250 08/01/38 1,388
Illinois Finance Authority Revenue Bonds 790 5.000 09/01/38 829
Illinois Finance Authority Revenue Bonds 1,000 5.250 04/01/39 1,142
Illinois Finance Authority Revenue Bonds 750 5.500 10/01/39 818
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 200 3.875 05/01/40 202
Illinois Finance Authority Revenue Bonds 1,000 4.000 08/15/41 969
Illinois Finance Authority Revenue Bonds 100 4.000 09/01/41 88
Illinois Finance Authority Revenue Bonds 100 4.000 11/01/41 93
Illinois Finance Authority Revenue Bonds 1,500 5.000 07/01/42 1,662
Illinois Finance Authority Revenue Bonds (Þ) 155 6.000 10/01/45 156
Illinois Finance Authority Revenue Bonds 200 5.000 09/01/46 187
Illinois Finance Authority Revenue Bonds (Þ) 700 5.875 09/01/46 687
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/47 484
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 4,000 5.000 08/15/52 4,114
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 425 5.000 08/15/54 463
Illinois Finance Authority Revenue Bonds 1,915 5.250 10/01/54 2,000
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 4,240 5.000 11/01/27 4,314
Illinois Housing Development Authority Revenue Bonds (~)(Ê) 4,730 5.000 08/01/28 4,730
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 2,000 3.150 02/01/29 2,012
Illinois Housing Development Authority Revenue Bonds 725 4.250 10/01/39 739
Illinois Housing Development Authority Revenue Bonds 2,575 4.375 10/01/41 2,602
Illinois Housing Development Authority Revenue Bonds 3,280 4.450 04/01/43 3,249
Illinois Housing Development Authority Revenue Bonds 590 4.700 10/01/44 599
Illinois Housing Development Authority Revenue Bonds 895 4.000 10/01/49 902
Illinois Housing Development Authority Revenue Bonds 1,810 3.000 04/01/51 1,794
Illinois Housing Development Authority Revenue Bonds 21,000 4.500 10/01/52 21,638
Illinois Housing Development Authority Revenue Bonds 4,710 6.000 10/01/55 5,260

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 359
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Housing Development Authority Revenue Bonds 10,000 6.250 04/01/56 11,473
Illinois Housing Development Authority Revenue Bonds 3,000 6.250 10/01/56 3,451
Illinois Sports Facilities Authority (The) Revenue Bonds 925 5.000 06/15/30 969
Illinois Sports Facilities Authority (The) Revenue Bonds (µ) 1,000 5.250 06/15/31 1,013
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 12/01/32 5,011
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 01/01/37 5,007
Illinois State Toll Highway Authority Revenue Bonds 7,425 5.000 01/01/38 7,435
Illinois State Toll Highway Authority Revenue Bonds 5,650 5.000 01/01/39 5,657
Illinois State Toll Highway Authority Revenue Bonds 9,195 5.000 01/01/40 9,205
Illinois State Toll Highway Authority Revenue Bonds 1,175 5.000 01/01/42 1,200
Illinois State Toll Highway Authority Revenue Bonds 10,000 5.000 01/01/43 10,940
Illinois State Toll Highway Authority Revenue Bonds 4,000 5.000 01/01/44 4,332
Illinois State University Revenue Bonds (µ) 250 5.000 04/01/36 259
Illinois State University Revenue Bonds (µ) 225 5.000 04/01/37 233
Illinois State University Revenue Bonds (µ) 200 5.000 04/01/38 207
Illinois State University Revenue Bonds (µ) 275 5.000 04/01/39 284
Lake County Community Consolidated School District No. 34 Antioch General
Obligation Unlimited 5,750 5.000 01/01/47 5,973
Metropolitan Pier and Exposition Authority Revenue Bonds 1,615 4.000 12/15/26 1,629
Metropolitan Pier and Exposition Authority Revenue Bonds 380 4.000 12/15/27 387
Metropolitan Pier and Exposition Authority Revenue Bonds 355 5.000 12/15/27 368
Metropolitan Pier and Exposition Authority Revenue Bonds 800 5.000 06/15/29 830
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 305 3.050 12/15/29 271
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 5,705 3.050 06/15/30 5,003
Metropolitan Pier and Exposition Authority Revenue Bonds 1,300 5.000 12/15/30 1,348
Metropolitan Pier and Exposition Authority Revenue Bonds 555 5.000 12/15/31 575
Metropolitan Pier and Exposition Authority Revenue Bonds 600 5.000 12/15/33 621
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 2,540 3.460 06/15/34 1,911
Metropolitan Pier and Exposition Authority Revenue Bonds 500 5.000 12/15/34 517
Metropolitan Pier and Exposition Authority Revenue Bonds 540 1.730 12/15/37 440
Metropolitan Pier and Exposition Authority Revenue Bonds 1,500 1.642 12/15/42 1,140
Metropolitan Pier and Exposition Authority Revenue Bonds 1,250 4.000 12/15/42 1,214
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 2,500 4.593 06/15/44 1,096
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 540 4.705 06/15/45 222
Metropolitan Pier and Exposition Authority Revenue Bonds 1,650 1.509 12/15/47 1,189
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 3,475 5.126 12/15/56 743
Metropolitan Water Reclamation District of Greater Chicago General Obligation
Unlimited 1,500 5.000 12/01/45 1,524
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/27 336
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/29 350
Sales Tax Securitization Corp. Revenue Bonds 6,385 5.000 01/01/27 6,522
Sales Tax Securitization Corp. Revenue Bonds 4,895 5.000 01/01/28 5,113
Sales Tax Securitization Corp. Revenue Bonds 10,035 5.000 01/01/29 10,713
Sales Tax Securitization Corp. Revenue Bonds 19,040 5.500 01/01/31 20,455
Sales Tax Securitization Corp. Revenue Bonds 5,955 5.000 01/01/32 6,172
Sales Tax Securitization Corp. Revenue Bonds 1,000 5.000 01/01/36 1,109
Sales Tax Securitization Corp. Revenue Bonds 710 4.000 01/01/38 714
Sales Tax Securitization Corp. Revenue Bonds 4,600 5.000 01/01/43 4,873
Sales Tax Securitization Corp. Revenue Bonds 6,250 5.000 01/01/44 6,581
Sales Tax Securitization Corp. Revenue Bonds 2,000 5.000 01/01/45 2,089
Sangamon and Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 720 5.500 02/01/38 801

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
360 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sangamon and Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/43 521
South Sangamon Water Commission General Obligation Unlimited (µ) 530 4.000 01/01/34 551
South Sangamon Water Commission General Obligation Unlimited (µ) 470 4.000 01/01/35 487
South Sangamon Water Commission General Obligation Unlimited (µ) 530 4.000 01/01/37 539
Southern Illinois University Revenue Bonds (µ) 1,470 5.000 04/01/27 1,473
Southern Illinois University Revenue Bonds (µ) 850 5.000 04/01/28 852
Southwestern Illinois Development Authority Revenue Bonds (µ) 1,005 5.000 10/15/33 1,007
Southwestern Illinois Development Authority Revenue Bonds (µ) 4,100 5.000 04/01/38 4,641
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited 220 5.000 01/01/41 239
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 525 5.000 01/01/43 560
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited 600 5.000 01/01/44 632
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 400 5.000 01/01/49 412
State of Illinois General Obligation Unlimited 1,490 5.000 11/01/26 1,517
State of Illinois General Obligation Unlimited 750 5.000 02/01/28 768
State of Illinois General Obligation Unlimited 1,610 5.000 10/01/28 1,712
State of Illinois General Obligation Unlimited 11,210 5.000 11/01/28 11,665
State of Illinois General Obligation Unlimited 4,085 5.000 03/01/29 4,379
State of Illinois General Obligation Unlimited 3,200 5.000 10/01/29 3,390
State of Illinois General Obligation Unlimited 6,810 5.000 11/01/29 7,069
State of Illinois General Obligation Unlimited (µ) 4,500 4.000 02/01/30 4,539
State of Illinois General Obligation Unlimited 1,875 5.000 03/01/30 2,047
State of Illinois General Obligation Unlimited 600 5.500 05/01/30 647
State of Illinois General Obligation Unlimited 1,300 5.000 05/01/32 1,361
State of Illinois General Obligation Unlimited 400 4.000 11/01/34 412
State of Illinois General Obligation Unlimited 120 4.250 01/01/36 120
State of Illinois General Obligation Unlimited 650 5.000 05/01/38 715
State of Illinois General Obligation Unlimited 490 5.250 05/01/38 538
State of Illinois General Obligation Unlimited 1,375 5.000 05/01/39 1,508
State of Illinois General Obligation Unlimited 805 5.250 05/01/39 883
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/39 991
State of Illinois General Obligation Unlimited 550 5.000 05/01/40 596
State of Illinois General Obligation Unlimited (µ) 1,675 4.000 06/01/41 1,640
State of Illinois General Obligation Unlimited 720 5.000 05/01/42 738
State of Illinois General Obligation Unlimited 720 5.000 05/01/43 733
State of Illinois General Obligation Unlimited 700 5.000 12/01/45 714
State of Illinois General Obligation Unlimited 1,125 5.500 03/01/47 1,182
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 1,605 5.250 12/01/35 1,681
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,075 5.250 12/01/36 3,221
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,240 5.250 12/01/37 3,393
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 2,985 5.250 12/01/38 3,125
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 410 5.625 03/01/43 373
Village of Bradley General Obligation Unlimited (µ) 1,000 5.000 12/15/40 1,089
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/27 628
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/28 643
Volo Village Special Service Area No. 3 and 6 Special Tax (µ) 1,094 5.000 03/01/34 1,095
Will County Forest Preserve District General Obligation Limited 500 5.000 12/15/41 549
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 355 5.000 01/01/35 395
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 765 5.250 01/01/39 850

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,030 5.250 01/01/40 1,139
594,484
Indiana - 0.9%
Avon Community School Building Corp. Revenue Bonds 1,000 5.500 07/15/40 1,134
Brownsburg 1999 School Building Corp. Revenue Bonds 1,540 5.500 07/15/40 1,720
Brownsburg 1999 School Building Corp. Revenue Bonds 1,900 5.000 07/15/42 2,050
Brownsburg 1999 School Building Corp. Revenue Bonds 4,810 5.500 07/15/42 5,326
Indiana Finance Authority Revenue Bonds 22 4.000 07/01/30 22
Indiana Finance Authority Revenue Bonds 1,000 3.000 11/01/30 994
Indiana Finance Authority Revenue Bonds 800 5.000 06/01/38 864
Indiana Finance Authority Revenue Bonds 675 5.000 10/01/38 762
Indiana Finance Authority Revenue Bonds 170 5.000 03/01/39 185
Indiana Finance Authority Revenue Bonds 175 5.000 03/01/40 189
Indiana Finance Authority Revenue Bonds 40 5.000 07/01/40 40
Indiana Finance Authority Revenue Bonds 115 5.000 03/01/41 124
Indiana Finance Authority Revenue Bonds 3,000 5.000 11/15/41 3,304
Indiana Finance Authority Revenue Bonds 1,500 5.000 10/01/42 1,655
Indiana Finance Authority Revenue Bonds 855 5.000 06/01/43 885
Indiana Finance Authority Revenue Bonds 325 5.250 11/15/46 321
Indiana Finance Authority Revenue Bonds 750 4.250 03/01/49 682
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 400 2.100 11/01/49 394
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 4,410 5.000 10/01/54 5,001
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 440 5.000 10/01/57 503
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 4,500 5.000 10/01/59 5,159
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 1,300 5.000 10/01/64 1,398
Indiana Housing and Community Development Authority Revenue Bonds (~)(ae)(Ê) 1,780 2.900 03/01/29 1,785
Indiana Housing and Community Development Authority Revenue Bonds (~)(ae)(Ê) 615 3.300 01/01/45 619
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 300 5.000 01/01/39 334
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 460 5.000 01/01/40 510
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 800 5.000 07/15/40 885
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 820 5.000 01/01/41 902
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 825 5.000 07/15/41 901
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 500 5.000 01/01/42 544
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 1,000 5.000 07/15/42 1,079
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 2,650 5.000 01/01/48 2,740
IPS Multi-School Building Corp. Revenue Bonds 2,500 5.250 07/15/42 2,706
Northwestern School Building Corp. Revenue Bonds 1,000 6.000 07/15/41 1,134
South Bend Redevelopment Authority Revenue Bonds 2,735 4.000 08/01/38 2,845
South Bend Redevelopment Authority Revenue Bonds 270 4.250 08/01/43 274
Tri-Creek 2002 High School Building Corp. Revenue Bonds 3,720 5.500 07/15/41 4,198
Westfield-Washington Multi-School Building Corp. Revenue Bonds (µ) 1,800 5.000 07/15/40 1,988
Westfield-Washington Multi-School Building Corp. Revenue Bonds (µ) 2,000 5.000 07/15/42 2,160
58,316
Iowa - 0.7%
City of Coralville General Obligation Unlimited (µ) 1,010 5.000 06/01/43 1,048
City of Coralville Revenue Bonds 860 5.000 05/01/42 864
City of Des Moines General Obligation Unlimited 1,480 1.500 06/01/34 1,212
City of Orange Sewer Revenue Bonds (µ) 440 4.000 06/01/34 440
City of Waterloo General Obligation Unlimited 700 4.500 06/01/27 704
Iowa City Community School District General Obligation Unlimited 2,000 2.500 06/01/38 1,597
Iowa Finance Authority Revenue Bonds 3,570 4.750 08/01/42 3,570

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
362 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Iowa Finance Authority Revenue Bonds 675 5.000 05/15/43 670
Iowa Finance Authority Revenue Bonds 2,500 4.500 07/01/44 2,511
Iowa Finance Authority Revenue Bonds 175 5.500 10/01/45 178
Iowa Finance Authority Revenue Bonds 375 5.000 05/15/47 349
Iowa Finance Authority Revenue Bonds 400 5.000 05/15/48 373
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 1,500 4.000 12/01/50 1,639
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 2,520 5.000 12/01/50 2,899
Iowa Finance Authority Revenue Bonds (ae) 1,000 5.000 12/01/50 1,155
Iowa Finance Authority Revenue Bonds 5,175 6.250 07/01/54 5,702
Iowa Higher Education Loan Authority Revenue Bonds 175 4.000 10/01/35 173
Iowa Higher Education Loan Authority Revenue Bonds 365 5.000 10/01/35 385
Iowa Higher Education Loan Authority Revenue Bonds 370 5.000 10/01/36 389
Iowa Higher Education Loan Authority Revenue Bonds 400 5.000 10/01/37 418
Iowa Higher Education Loan Authority Revenue Bonds 655 5.250 10/01/40 698
Iowa Higher Education Loan Authority Revenue Bonds 250 5.000 10/01/45 240
State of Iowa Board of Regents Revenue Bonds 7,000 4.125 09/01/42 7,067
State of Iowa Board of Regents Revenue Bonds 3,250 4.250 09/01/43 3,284
State of Iowa Board of Regents Revenue Bonds 3,500 4.375 09/01/45 3,503
West Des Moines Community School District Infrastructure Sales Services and Use
Tax Revenue Bonds (µ) 2,265 6.000 07/01/29 2,401
43,469
Kansas - 0.2%
Butler County Unified School District No. 490 El Dorado General Obligation
Unlimited (µ) 1,375 3.000 09/01/39 1,194
City of Burlington Revenue Bonds (~)(ae)(Ê) 1,225 4.300 03/01/45 1,226
City of Garden Revenue Bonds (Þ) 500 4.000 06/01/29 500
City of Manhattan General Obligation Unlimited 2,210 5.000 11/01/40 2,474
City of Prairie Village Tax Allocation 820 3.125 04/01/36 788
Crawford County Unified School District No. 250 Pittsburg General Obligation
Unlimited (µ)(ae) 85 5.000 09/01/35 89
Kansas Development Finance Authority Revenue Bonds (~)(ae)(Ê) 165 5.000 09/01/28 171
Kansas Development Finance Authority Revenue Bonds (~)(ae)(Ê) 6,795 5.000 06/01/43 6,932
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/38 1,002
Wyandotte County City Unified Government Revenue Bonds 1,080 4.500 06/01/40 1,080
15,456
Kentucky - 1.6%
City of Ashland Revenue Bonds 2,565 5.000 02/01/40 2,570
County of Boone Revenue Bonds 2,750 3.700 08/01/27 2,769
County of Owen Revenue Bonds (~)(ae)(Ê) 200 3.875 06/01/40 205
Fayette County School District Finance Corp. Revenue Bonds 800 4.000 03/01/45 766
Fayette County School District Finance Corp. Revenue Bonds 850 4.000 03/01/48 784
Kentucky Asset Liability Commission Revenue Bonds 3,015 5.000 09/01/26 3,060
Kentucky Bond Development Corp. Revenue Bonds (µ) 2,300 5.000 09/01/49 2,331
Kentucky Bond Development Corp. Revenue Bonds (~)(µ)(ae)(Ê) 7,500 5.000 08/15/55 8,602
Kentucky Economic Development Finance Authority Revenue Bonds 1,785 4.000 07/01/31 1,785
Kentucky Economic Development Finance Authority Revenue Bonds 1,000 5.000 07/01/33 1,000
Kentucky Economic Development Finance Authority Revenue Bonds 325 5.000 08/01/44 332
Kentucky Economic Development Finance Authority Revenue Bonds 2,105 5.000 01/01/45 2,024
Kentucky Interlocal School Transportation Association Certificate of Participation 210 4.000 03/01/26 210
Kentucky Interlocal School Transportation Association Certificate of Participation 200 4.000 03/01/27 203
Kentucky Municipal Energy Agency Revenue Bonds (µ) 1,150 5.000 01/01/45 1,213
Kentucky Public Energy Authority Revenue Bonds 10,000 5.000 12/01/33 10,437

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 363
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 2,000 4.000 02/01/50 2,031
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 470 4.000 08/01/52 480
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 8,075 5.250 04/01/54 8,769
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 33,760 5.000 01/01/55 36,364
Kentucky Public Energy Authority Revenue Bonds (~)(Ê) 1,500 5.000 05/01/55 1,589
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 5,000 5.250 06/01/55 5,316
Louisville/Jefferson County Metropolitan Government Revenue Bonds 1,400 5.000 10/01/27 1,457
Louisville/Jefferson County Metropolitan Government Revenue Bonds 780 5.000 10/01/32 789
Louisville/Jefferson County Metropolitan Government Revenue Bonds 4,250 2.000 10/01/33 3,692
Louisville/Jefferson County Metropolitan Government Revenue Bonds 875 4.000 10/01/34 875
Louisville/Jefferson County Metropolitan Government Revenue Bonds (µ) 2,350 4.000 10/01/40 2,356
Louisville/Jefferson County Metropolitan Government Revenue Bonds 830 5.000 10/01/41 892
Louisville/Jefferson County Metropolitan Government Revenue Bonds 560 5.000 10/01/42 593
103,494
Louisiana - 1.8%
City of New Orleans General Obligation Limited 3,130 4.000 10/01/37 3,190
City of New Orleans General Obligation Unlimited 2,000 5.000 12/01/46 2,037
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/37 41
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/38 40
City of New Orleans Sewerage Service Revenue Bonds (µ) 350 4.000 06/01/40 354
City of Shreveport General Obligation Unlimited (µ) 275 5.250 03/01/37 312
City of Shreveport General Obligation Unlimited (µ) 250 5.250 03/01/39 280
City of Shreveport General Obligation Unlimited (µ) 1,000 5.000 03/01/41 1,076
City of Shreveport General Obligation Unlimited (µ) 770 5.250 03/01/42 842
City of Shreveport Water and Sewer Revenue Bonds (µ) 5,000 4.000 12/01/44 4,737
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 150 3.200 12/01/51 150
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 370 4.000 02/01/42 374
Juban Crossing Economic Development District Revenue Bonds 340 5.000 09/15/38 373
Juban Trails Community Development District Special Assessment 75 3.375 06/01/27 75
Juban Trails Community Development District Special Assessment 290 3.750 06/01/32 283
Lafayette Parish School Board Sale Tax Revenue Bonds 840 5.500 04/01/45 932
Louisiana Housing Corp. Revenue Bonds 3,870 5.000 07/01/26 3,907
Louisiana Housing Corp. Revenue Bonds (~)(ae)(Ê) 2,000 3.750 02/01/28 2,017
Louisiana Housing Corp. Revenue Bonds 3,230 4.750 06/01/40 3,431
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 290 4.250 11/15/30 290
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds 7,050 3.500 11/01/32 6,978
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds 6,000 2.500 04/01/36 5,261
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 450 5.000 11/15/44 428
Louisiana Offshore Terminal Authority Revenue Bonds 2,500 4.150 09/01/27 2,561
Louisiana Offshore Terminal Authority Revenue Bonds (~)(ae)(Ê) 2,500 4.200 09/01/33 2,545
Louisiana Public Facilities Authority Revenue Bonds 5,000 5.000 05/15/30 5,422
Louisiana Public Facilities Authority Revenue Bonds 935 5.000 10/01/32 1,004
Louisiana Public Facilities Authority Revenue Bonds 780 5.000 10/01/34 831
Louisiana Public Facilities Authority Revenue Bonds 1,000 5.000 10/01/35 1,060
Louisiana Public Facilities Authority Revenue Bonds 1,625 4.000 10/01/36 1,596
Louisiana Public Facilities Authority Revenue Bonds 250 5.000 05/15/42 252
Louisiana Public Facilities Authority Revenue Bonds 1,000 4.000 10/01/42 986
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/44 96
Louisiana Public Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 06/01/45 2,630

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
364 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 1,350 5.250 12/01/52 1,489
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 4,500 3.250 05/01/54 4,500
Louisiana Stadium and Exposition District Revenue Bonds 1,050 5.000 07/01/37 1,170
Louisiana Stadium and Exposition District Revenue Bonds 200 5.000 07/01/38 222
Parish of East Baton Rouge Capital Improvements District Revenue Bonds (~)(Ê) 25,350 3.200 08/01/35 25,350
Parish of East Baton Rouge Capital Improvements District Revenue Bonds (~)(Ê) 13,930 3.200 12/01/40 13,930
Parish of East Baton Rouge Capital Improvements District Revenue Bonds 4,000 5.000 08/01/46 4,195
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 6.100 12/01/40 1,101
Parish of St. James Revenue Bonds (~)(ae)(Ê) 750 3.700 08/01/41 755
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,410 4.050 06/01/37 1,418
Port New Orleans Board of Commissioners Revenue Bonds (µ) 1,000 5.000 04/01/48 1,006
Port New Orleans Board of Commissioners Revenue Bonds 825 5.250 04/01/55 872
Rapides Parish School District No. 52 Pineville General Obligation Unlimited (µ) 240 5.250 03/01/40 271
112,670
Maine - 0.1%
City of Portland General Airport Revenue Bonds 800 4.000 01/01/39 808
Finance Authority of Maine Revenue Bonds (~)(ae)(Ê) 2,500 5.000 07/01/65 2,835
Maine Health and Higher Educational Facilities Authority Revenue Bonds (µ) 150 5.000 07/01/38 169
Maine Health and Higher Educational Facilities Authority Revenue Bonds (µ) 275 5.000 07/01/40 305
Maine Health and Higher Educational Facilities Authority Revenue Bonds (µ) 350 5.000 07/01/42 381
Maine State Housing Authority Revenue Bonds 2,000 6.000 11/15/56 2,244
6,742
Maryland - 1.0%
City of Annapolis General Obligation Unlimited 1,725 4.000 08/01/27 1,771
City of Baltimore Revenue Bonds 140 4.500 06/01/33 144
City of Baltimore Revenue Bonds 100 4.875 06/01/42 101
City of Baltimore Revenue Bonds 1,000 5.000 07/01/49 1,017
City of Gaithersburg Revenue Bonds 675 5.000 01/01/37 694
City of Gaithersburg Revenue Bonds 600 5.125 01/01/42 608
County of Baltimore Revenue Bonds 85 4.000 01/01/32 88
County of Baltimore Revenue Bonds 70 4.000 01/01/33 71
County of Baltimore Revenue Bonds 235 4.000 01/01/34 240
County of Baltimore Revenue Bonds 245 4.000 01/01/37 247
County of Baltimore Revenue Bonds 1,460 4.000 01/01/38 1,469
County of Baltimore Revenue Bonds 365 4.000 01/01/39 366
County of Charles General Obligation Unlimited 2,870 1.625 10/01/34 2,395
County of Charles General Obligation Unlimited 1,955 1.750 10/01/35 1,597
County of Frederick Tax Allocation 740 3.250 07/01/29 733
County of Frederick Tax Allocation 500 3.750 07/01/39 452
County of Howard Tax Allocation 650 5.000 02/15/44 663
County of Prince George's Special Obligation Tax Allocation (Þ) 275 5.125 07/01/39 276
Maryland Community Development Administration Revenue Bonds 700 3.300 01/01/29 709
Maryland Community Development Administration Revenue Bonds 575 3.700 01/01/29 591
Maryland Community Development Administration Revenue Bonds 3,000 5.000 09/01/42 3,130
Maryland Department of Housing and Community Development Revenue Bonds 1,750 4.450 07/01/44 1,771
Maryland Economic Development Corp. Revenue Bonds (~)(ae)(Ê) 1,625 4.100 10/01/36 1,670
Maryland Economic Development Corp. Revenue Bonds 1,000 5.375 07/01/38 1,084
Maryland Economic Development Corp. Revenue Bonds 1,250 5.625 07/01/43 1,347
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (~)(µ)
(Ê) 100 2.250 04/01/35 100
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (µ) 3,760 5.000 07/01/37 4,311
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (µ) 3,570 4.250 07/01/39 3,769

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 365
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (µ) 1,945 4.250 07/01/40 2,030
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 3,000 5.000 07/01/43 3,231
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 3,000 5.000 07/01/45 3,288
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 3,000 5.000 07/01/45 3,157
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (~)(µ)
(Ê) 3,000 3.150 06/01/46 3,000
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 4,000 5.000 07/01/46 4,178
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 10/01/50 1,279
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (~)(Ê) 2,500 5.000 08/15/56 2,802
Montgomery County Housing Opportunities Commission Revenue Bonds 3,000 3.850 07/01/34 3,132
State of Maryland Department of Transportation Revenue Bonds 3,000 5.000 12/01/26 3,068
Washington Suburban Sanitary Commission Revenue Bonds 3,130 5.000 06/01/27 3,244
63,823
Massachusetts - 1.3%
City of Somerville General Obligation Unlimited 1,500 2.000 10/15/38 1,178
Commonwealth of Massachusetts General Obligation Limited (µ) 1,000 5.500 08/01/30 1,121
Commonwealth of Massachusetts General Obligation Limited 3,490 2.000 03/01/37 2,841
Commonwealth of Massachusetts General Obligation Limited 3,825 5.000 07/01/37 3,854
Commonwealth of Massachusetts General Obligation Limited 1,010 2.000 03/01/38 804
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 02/01/42 4,003
Commonwealth of Massachusetts General Obligation Limited 2,000 4.000 09/01/42 1,981
Commonwealth of Massachusetts General Obligation Limited 5,425 5.250 09/01/43 5,735
Commonwealth of Massachusetts General Obligation Limited 810 5.000 08/01/49 854
Commonwealth of Massachusetts General Obligation Limited 3,500 5.000 10/01/51 3,639
Commonwealth of Massachusetts General Obligation Limited 2,200 5.000 08/01/52 2,307
Commonwealth of Massachusetts General Obligation Unlimited 2,350 5.250 10/01/47 2,498
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds 3,000 2.877 07/01/31 2,573
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds 5,000 5.250 07/01/48 5,328
Massachusetts Development Finance Agency Revenue Bonds (Þ) 625 5.000 11/15/28 645
Massachusetts Development Finance Agency Revenue Bonds 1,335 5.250 09/01/30 1,446
Massachusetts Development Finance Agency Revenue Bonds 1,200 5.000 10/01/31 1,210
Massachusetts Development Finance Agency Revenue Bonds 1,240 5.000 10/01/32 1,250
Massachusetts Development Finance Agency Revenue Bonds 1,160 5.250 09/01/33 1,295
Massachusetts Development Finance Agency Revenue Bonds 750 5.000 10/01/33 756
Massachusetts Development Finance Agency Revenue Bonds (Þ) 450 4.250 07/01/34 453
Massachusetts Development Finance Agency Revenue Bonds 835 5.000 10/01/34 841
Massachusetts Development Finance Agency Revenue Bonds 575 5.250 09/01/36 647
Massachusetts Development Finance Agency Revenue Bonds 405 5.250 10/01/36 405
Massachusetts Development Finance Agency Revenue Bonds 500 5.250 10/01/37 495
Massachusetts Development Finance Agency Revenue Bonds 575 5.000 07/01/38 585
Massachusetts Development Finance Agency Revenue Bonds 1,500 5.000 10/01/38 1,710
Massachusetts Development Finance Agency Revenue Bonds 515 5.250 10/01/38 505
Massachusetts Development Finance Agency Revenue Bonds 2,000 5.000 10/01/39 2,270
Massachusetts Development Finance Agency Revenue Bonds 590 5.500 09/01/40 652
Massachusetts Development Finance Agency Revenue Bonds 1,500 5.000 10/01/40 1,683
Massachusetts Development Finance Agency Revenue Bonds 330 5.250 01/01/41 355
Massachusetts Development Finance Agency Revenue Bonds (~)(ae)(Ê) 1,510 3.300 07/01/41 1,538
Massachusetts Development Finance Agency Revenue Bonds 900 5.250 01/01/42 932
Massachusetts Development Finance Agency Revenue Bonds 475 4.000 07/01/42 421
Massachusetts Development Finance Agency Revenue Bonds 2,185 5.250 07/01/50 2,248
Massachusetts Development Finance Agency Revenue Bonds 825 5.250 07/01/55 799

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
366 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Massachusetts Health and Educational Facilities Authority Revenue Bonds (~)(µ)(Ê) 150 3.800 10/01/34 150
Massachusetts Housing Finance Agency Revenue Bonds 9,000 6.250 12/01/55 10,170
Town of Canton Massachussetts General Obligation Unlimited Notes 9,455 3.500 08/13/26 9,517
81,694
Michigan - 1.5%
Calhoun County Hospital Finance Authority Revenue Bonds 750 5.000 02/15/28 759
Center Line Public Schools General Obligation Unlimited 1,000 5.250 05/01/43 1,105
City of Detroit General Obligation Unlimited 40 5.000 04/01/26 40
City of Detroit General Obligation Unlimited 80 5.000 04/01/27 82
City of Detroit General Obligation Unlimited 85 5.000 04/01/28 88
City of Detroit General Obligation Unlimited 350 5.250 05/01/28 367
City of Detroit General Obligation Unlimited 60 5.000 04/01/29 63
City of Detroit General Obligation Unlimited 800 5.250 05/01/29 853
City of Detroit General Obligation Unlimited 140 5.000 04/01/30 150
City of Detroit General Obligation Unlimited 750 5.250 05/01/30 811
City of Detroit General Obligation Unlimited 600 5.250 05/01/31 657
City of Detroit General Obligation Unlimited 730 5.250 05/01/32 808
City of Detroit General Obligation Unlimited 470 5.500 04/01/33 508
City of Detroit General Obligation Unlimited 895 5.250 05/01/33 999
City of Detroit General Obligation Unlimited 915 5.000 04/01/34 979
City of Detroit General Obligation Unlimited 330 5.500 04/01/34 356
City of Detroit General Obligation Unlimited 150 5.000 04/01/35 160
City of Detroit General Obligation Unlimited 350 5.500 04/01/35 377
City of Detroit General Obligation Unlimited 350 5.000 04/01/38 370
City of Detroit General Obligation Unlimited 250 5.000 04/01/39 263
City of Detroit General Obligation Unlimited 700 5.000 04/01/46 701
City of Detroit General Obligation Unlimited 1,450 5.000 04/01/50 1,439
City of Detroit Sewage Disposal System Revenue Bonds (~)(µ)(Ê) 10,940 3.228 07/01/32 10,836
Detroit Downtown Development Authority Tax Allocation 1,645 5.000 07/01/48 1,708
Detroit Regional Convention Facility Authority Revenue Bonds 1,105 5.000 10/01/39 1,222
Downriver Utility Wastewater Authority Revenue Bonds (µ) 895 5.000 04/01/28 948
Four Lakes District Special Assessment (µ) 2,145 5.000 06/01/39 2,385
Four Lakes District Special Assessment (µ) 2,075 5.125 06/01/44 2,214
Gobles Public Schools General Obligation Unlimited 675 5.250 05/01/48 722
Gobles Public Schools General Obligation Unlimited 525 5.250 05/01/51 556
Grand Rapids Charter Township Economic Development Corp. Revenue Bonds 2,085 4.000 05/15/27 2,095
Grand Rapids Economic Development Corp. Revenue Bonds 1,645 4.125 11/01/30 1,645
Grand Rapids Public Schools General Obligation Unlimited (µ) 2,430 5.000 05/01/34 2,444
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/35 1,006
Grand Traverse County Hospital Finance Authority Revenue Bonds 100 5.000 07/01/28 106
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 3,000 5.000 07/01/35 3,021
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,075 5.000 07/01/37 2,362
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 3,000 5.000 07/01/38 3,402
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,525 5.000 07/01/46 2,538
Kalamazoo Economic Development Corp. Revenue Bonds (Þ) 350 3.900 08/15/31 348
Kalamazoo Hospital Finance Authority Revenue Bonds (ae) 10 4.000 05/15/31 10
Lansing Board of Water & Light Revenue Bonds (~)(Ê) 1,100 5.000 07/01/51 1,214
Michigan Finance Authority Revenue Bonds 1,075 5.250 02/01/27 1,090
Michigan Finance Authority Revenue Bonds 4,155 5.000 04/15/30 4,572
Michigan Finance Authority Revenue Bonds 285 4.000 02/01/32 285
Michigan Finance Authority Revenue Bonds 1,500 5.000 11/15/32 1,521

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 367
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Finance Authority Revenue Bonds 585 5.000 12/01/36 586
Michigan Finance Authority Revenue Bonds (ae) 7,385 3.750 12/01/38 7,679
Michigan Finance Authority Revenue Bonds 2,230 5.000 12/01/39 2,369
Michigan Finance Authority Revenue Bonds 675 5.000 06/01/40 703
Michigan Finance Authority Revenue Bonds 2,405 5.000 11/01/44 2,406
Michigan Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 6,495 3.875 12/01/44 6,582
Michigan Finance Authority Revenue Bonds 350 5.500 02/28/49 374
Michigan State Building Authority Revenue Bonds 1,470 5.000 04/15/41 1,487
Michigan State Housing Development Authority Revenue Bonds 500 4.000 12/01/39 506
Michigan State Housing Development Authority Revenue Bonds (~)(ae)(Ê) 5,790 3.625 04/01/42 5,819
Michigan State Housing Development Authority Revenue Bonds 265 4.450 10/01/44 259
Michigan State Housing Development Authority Revenue Bonds 1,000 4.350 12/01/44 997
Michigan State Housing Development Authority Revenue Bonds 750 4.450 12/01/49 729
Michigan State Housing Development Authority Revenue Bonds 2,950 6.250 06/01/55 3,248
Summit Academy North Revenue Bonds 780 4.000 11/01/31 762
94,691
Minnesota - 1.1%
City of Apple Valley Revenue Bonds 475 5.375 09/01/45 486
City of Crookston Revenue Bonds 2,410 5.000 05/01/34 1,617
City of St. Paul Minnesota Housing and Redevelopment Authority Revenue Bonds 965 4.250 12/01/32 966
City of State Cloud Minnesota Revenue Bonds 175 5.000 05/01/48 176
City of State Cloud Minnesota Revenue Bonds 250 4.000 05/01/49 223
Duluth Economic Development Authority Revenue Bonds 425 5.000 06/15/30 466
Duluth Economic Development Authority Revenue Bonds 475 5.000 06/15/32 537
Duluth Economic Development Authority Revenue Bonds 390 4.000 06/15/38 397
Duluth Economic Development Authority Revenue Bonds 250 4.000 06/15/39 253
Duluth Independent School District No. 709 Certificate of Participation 395 5.000 02/01/26 395
Elk River Independent School District No. 728 General Obligation Unlimited 5,750 2.250 02/01/37 4,823
Minnesota Higher Education Facilities Authority Revenue Bonds 25 4.000 12/01/26 25
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/27 30
Minnesota Higher Education Facilities Authority Revenue Bonds 35 4.000 12/01/28 36
Minnesota Higher Education Facilities Authority Revenue Bonds 20 4.000 12/01/29 21
Minnesota Higher Education Facilities Authority Revenue Bonds 40 4.000 12/01/30 40
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/31 30
Minnesota Housing Finance Agency Revenue Bonds 2,935 6.500 07/01/54 3,241
Minnesota Housing Finance Agency Revenue Bonds 11,990 6.250 01/01/55 13,516
Minnesota Housing Finance Agency Revenue Bonds 20,600 6.250 07/01/55 23,410
Minnesota Housing Finance Agency Revenue Bonds 10,575 6.250 01/01/56 11,830
Minnetonka Independent School District No. 276 General Obligation Unlimited 1,350 4.098 02/01/41 739
Minnetonka Independent School District No. 276 General Obligation Unlimited 1,730 4.392 02/01/43 833
Minnetonka Independent School District No. 276 General Obligation Unlimited 2,300 4.675 02/01/45 965
Port Authority of the City of St. Paul Revenue Bonds 250 3.000 10/01/34 239
Rum River Special Education Cooperative Certificate of Participation 350 5.000 02/01/35 373
Woodbury Housing and Redevelopment Authority Revenue Bonds (~)(ae)(Ê) 1,000 3.200 02/01/46 1,010
66,677
Mississippi - 1.3%
County of Lowndes Revenue Bonds (~)(ae)(Ê) 1,500 2.650 04/01/37 1,492
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 14,465 2.230 12/01/30 14,465
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 35,163 3.200 12/01/30 35,163
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 20,950 3.200 11/01/35 20,950
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/26 101

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
368 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/27 101
Mississippi Development Bank Revenue Bonds (Þ) 225 5.000 10/01/28 229
Mississippi Development Bank Revenue Bonds (Þ) 175 5.000 10/01/29 179
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 03/01/34 1,001
Mississippi Development Bank Revenue Bonds (µ) 570 5.000 03/01/36 651
Mississippi Development Bank Revenue Bonds 1,330 5.250 06/01/41 1,500
Mississippi Development Bank Revenue Bonds 1,000 5.250 06/01/43 1,105
Mississippi Home Corp. Revenue Bonds (~)(ae)(Ê) 325 5.000 11/01/28 338
Mississippi Home Corp. Revenue Bonds (~)(ae)(Ê) 2,250 3.625 06/01/43 2,266
Mississippi Hospital Equipment and Facilities Authority Revenue Bonds 2,000 5.000 09/01/36 2,014
State of Mississippi General Obligation Unlimited 1,000 4.000 11/01/38 1,005
82,560
Missouri - 0.7%
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/30 1,022
Cape Girardeau County Industrial Development Authority Revenue Bonds 150 4.000 03/01/41 149
City of Poplar Bluff Certificate of Participation 125 2.500 10/01/41 87
City of Poplar Bluff Certificate of Participation 150 2.625 10/01/46 91
City of St. Louis Airport Revenue Bonds (µ) 1,000 5.000 07/01/47 1,005
City of St. Louis Industrial Development Authority (The) Revenue Bonds 55 4.875 06/15/34 56
County of Boone Revenue Bonds 2,230 5.000 08/01/30 2,099
County of Boone Revenue Bonds 1,700 4.000 08/01/33 1,432
County of Phelps Revenue Bonds 1,225 5.000 12/01/35 1,389
County of Phelps Revenue Bonds 1,010 5.000 12/01/40 1,091
County of Phelps Revenue Bonds 1,000 5.750 12/01/45 1,084
Kansas City Industrial Development Authority Revenue Bonds (Þ) 275 5.000 06/01/46 265
Kansas City Industrial Development Authority Revenue Bonds (Þ) 900 5.000 06/01/54 868
Maryland Heights Industrial Development Authority Revenue Bonds 620 4.375 03/15/30 582
Metropolitan Sewer District Revenue Bonds 6,150 5.000 05/01/47 6,160
Missouri Housing Development Commission Revenue Bonds 4,665 5.750 05/01/56 5,107
Missouri Housing Development Commission Revenue Bonds 2,000 6.000 05/01/56 2,226
Missouri Southern State University Revenue Bonds 25 3.000 10/01/26 25
Missouri Southern State University Revenue Bonds 125 4.000 10/01/31 125
Missouri State Health and Educational Facilities Authority Revenue Bonds 1,165 5.000 02/01/31 1,250
Missouri State Health and Educational Facilities Authority Revenue Bonds 50 4.000 08/01/36 48
Missouri State Health and Educational Facilities Authority Revenue Bonds 125 4.000 02/15/37 127
Missouri State Health and Educational Facilities Authority Revenue Bonds 215 4.000 02/15/38 217
Missouri State Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 06/01/39 1,047
Missouri State Health and Educational Facilities Authority Revenue Bonds 50 4.000 08/01/41 44
Missouri State Health and Educational Facilities Authority Revenue Bonds 700 5.250 02/01/44 725
Missouri State Health and Educational Facilities Authority Revenue Bonds 350 4.000 02/15/44 323
Missouri State Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 670 4.000 05/01/51 672
Missouri State Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 5,000 5.000 05/01/52 5,269
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.000 05/01/26 25
St. Charles County School District No. R-IV Wentzville General Obligation Unlimited 10,000 1.875 03/01/39 7,297
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 2,000 5.000 10/01/45 2,046
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/38 1,174
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/39 1,171
Wright City R-II School District General Obligation Unlimited (µ) 900 6.000 03/01/41 1,046
47,344
Montana - 0.3%
City of Forsyth Revenue Bonds 5,370 3.875 07/01/28 5,484

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Forsyth Revenue Bonds (~)(Ê) 2,035 3.900 03/01/31 2,035
City of Kalispell Revenue Bonds 1,050 4.625 05/15/31 1,054
County of Gallatin Revenue Bonds (Þ) 2,420 4.000 10/15/32 2,189
County of Gallatin Revenue Bonds (Þ) 450 4.000 10/15/36 369
County of Gallatin Revenue Bonds (Þ) 655 4.000 10/15/41 452
Montana Board of Housing Revenue Bonds (~)(ae)(Ê) 325 3.320 07/01/46 327
Montana Board of Housing Revenue Bonds 1,140 5.750 06/01/55 1,242
Montana Board of Housing Revenue Bonds 4,500 5.750 06/01/56 5,015
18,167
Nebraska - 0.3%
Central Plains Energy Project Revenue Bonds (~)(ae)(Ê) 3,000 5.000 05/01/53 3,160
Central Plains Energy Project Revenue Bonds (~)(Ê) 1,500 5.000 08/01/55 1,613
Nebraska State Highway Commission Revenue Bonds 1,100 4.000 06/15/41 1,130
Nebraska State Highway Commission Revenue Bonds 385 4.000 06/15/42 391
Omaha Public Power District Nebraska City Station Unit 2 Revenue Bonds (ae) 4,250 5.250 02/01/42 4,250
Omaha Public Power District Nebraska City Station Unit 2 Revenue Bonds (ae) 7,130 5.000 02/01/46 7,130
Omaha School District General Obligation Unlimited 1,850 1.750 12/15/35 1,491
Sarpy County School District No. 1 General Obligation Unlimited 525 2.750 09/01/27 525
19,690
Nevada - 0.7%
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 2.750 06/01/33 89
City of Las Vegas Special Improvement District No. 816 Special Assessment 515 2.750 06/01/36 436
City of Las Vegas Special Improvement District No. 818 Special Assessment 1,870 5.000 12/01/44 1,881
Clark County School District General Obligation Limited 1,255 5.000 06/15/30 1,324
Clark County School District General Obligation Limited (µ) 210 5.000 06/15/33 231
Clark County School District General Obligation Limited (µ) 100 5.000 06/15/34 109
Clark County School District General Obligation Limited 3,500 4.000 06/15/42 3,485
County of Clark Department of Aviation Revenue Bonds 5,270 5.000 07/01/26 5,325
County of Clark General Obligation Limited 6,620 3.000 11/01/33 6,513
County of Clark General Obligation Limited 4,500 4.000 07/01/39 4,502
County of Humboldt Revenue Bonds 1,155 3.550 10/01/29 1,174
County of Washoe Revenue Bonds (~)(ae)(Ê) 1,995 3.625 03/01/36 2,037
Henderson Local Improvement Districts Special Assessment 170 3.000 09/01/36 149
Las Vegas Convention and Visitors Authority Revenue Bonds 420 5.000 07/01/26 425
Las Vegas Convention and Visitors Authority Revenue Bonds 5,365 5.000 07/01/43 5,521
Las Vegas Convention and Visitors Authority Revenue Bonds 3,650 4.000 07/01/49 3,269
Nevada Department of Business and Industry Revenue Bonds (Þ) 330 4.500 12/15/29 330
Nevada Housing Division Revenue Bonds (~)(ae)(Ê) 300 5.000 07/01/28 310
State of Nevada Department of Business and Industry Revenue Bonds 145 5.000 07/15/27 145
State of Nevada Highway Improvement Revenue Bonds 2,850 3.000 12/01/39 2,671
State of Nevada Highway Improvement Revenue Bonds 1,000 3.000 12/01/41 894
Tahoe-Douglas Visitors Authority Revenue Bonds 845 5.000 07/01/33 887
Tahoe-Douglas Visitors Authority Revenue Bonds 200 5.000 07/01/40 204
41,911
New Hampshire - 1.5%
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,906 5.300 12/01/32 1,906
New Hampshire Business Finance Authority Revenue Bonds (Þ) 277 4.875 12/01/33 277
New Hampshire Business Finance Authority Revenue Bonds 5,651 3.625 08/20/39 5,517
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 8,899 4.180 11/20/39 8,937
New Hampshire Business Finance Authority Revenue Bonds 775 4.000 01/01/41 723
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 5,252 4.086 01/20/41 5,246

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
370 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 8,589 4.794 02/20/41 9,071
New Hampshire Business Finance Authority Revenue Bonds 3,913 4.250 07/20/41 3,968
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 18,322 4.218 11/20/42 18,011
New Hampshire Business Finance Authority Revenue Bonds 1,805 5.250 07/01/44 1,852
New Hampshire Business Finance Authority Revenue Bonds 3,765 5.250 07/01/49 3,741
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 8,421 4.034 10/01/51 8,490
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,945 5.000 08/01/32 2,026
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,730 5.000 08/01/33 1,802
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 2,155 5.000 08/01/35 2,242
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 2,375 5.000 08/01/37 2,457
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,035 5.000 08/01/38 1,071
New Hampshire Health and Education Facilities Authority Act Revenue Bonds (~)
(ae)(Ê) 1,600 3.300 06/01/40 1,612
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,480 5.000 08/01/40 1,525
New Hampshire Housing Finance Authority Revenue Bonds 1,540 6.250 01/01/55 1,684
New Hampshire Housing Finance Authority Revenue Bonds 6,035 6.500 01/01/56 6,880
New Hampshire Housing Finance Authority Revenue Bonds 5,290 6.500 07/01/56 6,067
95,105
New Jersey - 2.7%
Buena Regional School District General Obligation Unlimited (µ) 320 4.000 08/01/33 322
Buena Regional School District General Obligation Unlimited (µ) 340 4.000 08/01/34 342
Camden County Improvement Authority (The) Revenue Bonds (~)(ae)(Ê) 950 5.000 03/01/27 952
Camden County Improvement Authority (The) Revenue Bonds 265 6.000 06/15/42 289
City of Bayonne General Obligation Unlimited (µ)(ae) 1,500 5.000 07/01/33 1,517
City of Bayonne General Obligation Unlimited (µ)(ae) 1,865 5.000 07/01/34 1,886
Jersey City Municipal Utilities Authority Revenue Bonds (µ) 1,150 5.750 10/15/48 1,310
Jersey City Municipal Utilities Authority Revenue Bonds (µ) 1,000 5.750 10/15/55 1,099
New Jersey Building Authority Revenue Bonds (µ)(ae) 580 5.000 06/15/28 586
New Jersey Economic Development Authority Revenue Bonds (µ) 515 5.250 07/01/26 521
New Jersey Economic Development Authority Revenue Bonds 605 5.000 07/01/27 610
New Jersey Economic Development Authority Revenue Bonds (ae) 1,000 5.500 06/15/30 1,029
New Jersey Economic Development Authority Revenue Bonds 350 3.000 06/01/32 349
New Jersey Economic Development Authority Revenue Bonds 665 5.000 06/01/32 690
New Jersey Economic Development Authority Revenue Bonds 4,975 5.000 06/15/36 5,148
New Jersey Economic Development Authority Revenue Bonds 315 5.250 06/15/36 367
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 06/15/37 1,036
New Jersey Economic Development Authority Revenue Bonds 285 5.250 06/15/37 330
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/38 376
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/39 372
New Jersey Economic Development Authority Revenue Bonds (ae) 900 5.000 06/15/41 922
New Jersey Economic Development Authority Revenue Bonds 450 4.000 06/15/46 421
New Jersey Educational Facilities Authority Revenue Bonds (µ) 1,960 5.000 07/01/33 2,004
New Jersey Educational Facilities Authority Revenue Bonds 3,800 5.000 07/01/33 3,914
New Jersey Educational Facilities Authority Revenue Bonds (ae)(Ê) 6,900 5.000 07/01/64 8,175
New Jersey General Obligation Unlimited 5,425 4.000 06/01/31 5,867
New Jersey General Obligation Unlimited 1,090 5.000 06/01/40 1,179
New Jersey General Obligation Unlimited 7,500 5.000 06/01/41 8,010
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/31 1,008
New Jersey Housing and Mortgage Finance Agency Revenue Bonds 1,910 2.950 10/01/26 1,915
New Jersey Housing and Mortgage Finance Agency Revenue Bonds 3,250 3.375 11/01/27 3,280
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 1,130 2.252 12/15/26 1,108
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,100 2.511 12/15/26 2,055

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 371
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 5.000 06/15/29 2,355
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,465 2.632 12/15/29 1,325
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,600 5.000 06/15/30 5,646
New Jersey Transportation Trust Fund Authority Revenue Bonds 735 5.000 06/15/31 741
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 320 2.851 12/15/31 271
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,250 4.000 12/15/31 1,294
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,945 2.993 12/15/32 1,588
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 9,775 3.027 12/15/33 7,730
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,165 5.000 12/15/33 1,239
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,225 5.000 12/15/34 2,355
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 5,200 3.343 12/15/35 3,759
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,000 3.367 12/15/35 1,442
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,160 5.000 12/15/35 1,225
New Jersey Transportation Trust Fund Authority Revenue Bonds 14,860 3.484 12/15/36 10,240
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,460 5.000 12/15/36 1,540
New Jersey Transportation Trust Fund Authority Revenue Bonds 26,955 3.581 12/15/37 17,752
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,050 5.000 06/15/38 5,751
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,000 3.706 12/15/38 3,130
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 3.708 12/15/38 1,878
New Jersey Transportation Trust Fund Authority Revenue Bonds 685 4.250 12/15/38 696
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,000 5.250 06/15/39 2,253
New Jersey Transportation Trust Fund Authority Revenue Bonds 10,015 3.855 12/15/39 5,926
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,635 3.914 12/15/40 1,489
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.000 06/15/41 3,306
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.250 06/15/41 1,120
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,025 4.000 06/15/42 1,014
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,000 5.000 06/15/42 7,691
New Jersey Turnpike Authority Revenue Bonds 3,755 5.000 01/01/27 3,832
New Jersey Turnpike Authority Revenue Bonds 3,000 5.000 01/01/42 3,298
New Jersey Turnpike Authority Revenue Bonds 3,250 5.000 01/01/44 3,520
Passaic County Improvement Authority (The) Revenue Bonds 670 5.250 07/01/43 689
Randolph Township School District General Obligation Unlimited 495 1.000 08/01/26 491
Randolph Township School District General Obligation Unlimited 735 1.000 08/01/27 718
Randolph Township School District General Obligation Unlimited 800 1.000 08/01/28 771
Randolph Township School District General Obligation Unlimited 665 1.000 08/01/29 631
Randolph Township School District General Obligation Unlimited 1,725 1.000 08/01/30 1,612
Randolph Township School District General Obligation Unlimited 1,785 1.000 08/01/31 1,639
South Jersey Transportation Authority Revenue Bonds (µ) 1,000 5.000 11/01/39 1,106
Tobacco Settlement Financing Corp. Revenue Bonds 2,825 5.000 06/01/46 2,738
174,790
New Mexico - 0.3%
City of Farmington Revenue Bonds 1,200 1.800 04/01/29 1,124
City of Farmington Revenue Bonds (~)(ae)(Ê) 8,305 3.875 06/01/40 8,563
City of Farmington Revenue Bonds (~)(ae)(Ê) 1,375 3.900 06/01/40 1,405
New Mexico Mortgage Finance Authority Revenue Bonds 490 4.700 09/01/49 511
New Mexico Mortgage Finance Authority Revenue Bonds 3,475 3.000 07/01/52 3,431
New Mexico Mortgage Finance Authority Revenue Bonds 1,680 5.750 03/01/54 1,821
Santa Fe Public School District General Obligation Unlimited 1,000 5.000 08/01/27 1,038
17,893
New York - 10.0%
Albany Capital Resource Corp. Revenue Bonds 680 4.000 06/01/29 653

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
372 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Allegany County Capital Resource Corp. Revenue Bonds 250 5.250 04/01/39 266
Allegany County Capital Resource Corp. Revenue Bonds 750 5.250 04/01/54 761
Brooklyn Arena Local Development Corp. Revenue Bonds 1,845 5.000 07/15/42 1,845
Buffalo and Erie County Industrial Land Development Corp. Revenue Bonds 665 5.500 05/01/35 725
Buffalo and Erie County Industrial Land Development Corp. Revenue Bonds 2,250 6.250 05/01/45 2,400
Build NYC Resource Corp. Revenue Bonds 110 4.000 06/15/29 111
Build NYC Resource Corp. Revenue Bonds 425 4.000 06/15/32 416
Build NYC Resource Corp. Revenue Bonds 375 5.000 07/01/32 396
Build NYC Resource Corp. Revenue Bonds (Þ) 250 5.000 06/15/33 258
Build NYC Resource Corp. Revenue Bonds 550 5.000 07/01/35 585
Build NYC Resource Corp. Revenue Bonds 430 5.000 07/01/36 455
Build NYC Resource Corp. Revenue Bonds 575 5.000 07/01/37 605
Build NYC Resource Corp. Revenue Bonds (Þ) 125 5.000 09/01/39 128
Build NYC Resource Corp. Revenue Bonds 700 4.500 06/15/43 634
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 09/01/44 96
Chautauqua County Capital Resource Corp. Revenue Bonds (~)(ae)(Ê) 1,545 4.250 04/01/42 1,584
City of New York General Obligation Unlimited 1,850 5.000 09/01/26 1,878
City of New York General Obligation Unlimited 5 5.000 06/01/34 5
City of New York General Obligation Unlimited (µ) 2,500 3.000 08/01/36 2,415
City of New York General Obligation Unlimited 2,500 5.250 05/01/38 2,818
City of New York General Obligation Unlimited 2,000 5.250 05/01/39 2,230
City of New York General Obligation Unlimited 275 5.000 03/01/44 281
City of New York General Obligation Unlimited (µ) 3,000 5.000 09/01/44 3,146
City of New York General Obligation Unlimited 2,390 5.250 02/01/45 2,582
City of New York General Obligation Unlimited (~)(Ê) 34,135 3.200 10/01/46 34,135
City of New York General Obligation Unlimited 3,215 5.250 03/01/47 3,405
City of New York General Obligation Unlimited (µ) 2,785 5.000 09/01/47 2,858
City of New York New York General Obligation Unlimited (~)(Ê) 10,760 3.200 02/01/55 10,760
Clinton County Capital Resource Corp. Revenue Bonds (Þ) 460 5.000 07/01/37 518
Empire State Development Corp. Revenue Bonds 1,000 4.000 03/15/39 1,015
Genesee County Funding Corp. (The) Revenue Bonds 650 5.000 12/01/29 697
Hudson Yards Infrastructure Corp. Revenue Bonds 5,260 5.000 02/15/39 5,373
Hudson Yards Infrastructure Corp. Revenue Bonds 10,055 4.000 02/15/44 9,577
Hudson Yards Infrastructure Corp. Revenue Bonds 5,000 5.000 02/15/45 5,080
Hudson Yards Infrastructure Corp. Revenue Bonds (µ) 2,625 4.000 02/15/47 2,416
Long Island Power Authority Revenue Bonds 750 5.000 09/01/33 776
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/34 1,034
Long Island Power Authority Revenue Bonds 2,000 5.000 09/01/47 2,014
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 5,555 3.000 09/01/49 5,552
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 2,350 5.000 09/01/52 2,411
Mahopac Central School District General Obligation Unlimited 1,755 1.800 06/01/36 1,443
Metropolitan Transportation Authority Dedicated Tax Fund Special Tax 2,455 5.000 11/15/49 2,555
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 415 3.039 11/01/26 416
Metropolitan Transportation Authority Revenue Bonds 285 5.000 11/15/27 290
Metropolitan Transportation Authority Revenue Bonds 1,315 5.000 11/15/28 1,393
Metropolitan Transportation Authority Revenue Bonds 1,095 5.000 11/15/29 1,173
Metropolitan Transportation Authority Revenue Bonds 550 5.000 11/15/30 616
Metropolitan Transportation Authority Revenue Bonds 100 5.250 11/15/31 102
Metropolitan Transportation Authority Revenue Bonds 340 4.000 11/15/32 351
Metropolitan Transportation Authority Revenue Bonds 2,800 2.845 11/15/33 2,250
Metropolitan Transportation Authority Revenue Bonds 450 5.000 11/15/34 456

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 373
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds (~)(µ)(Ê) 28,265 3.250 11/01/35 28,265
Metropolitan Transportation Authority Revenue Bonds 3,215 5.000 11/15/39 3,615
Metropolitan Transportation Authority Revenue Bonds 810 4.000 11/15/43 795
Metropolitan Transportation Authority Revenue Bonds (µ) 1,450 5.000 11/15/44 1,486
Metropolitan Transportation Authority Revenue Bonds 6,075 4.000 11/15/45 5,632
Metropolitan Transportation Authority Revenue Bonds 13,075 4.750 11/15/45 13,138
Metropolitan Transportation Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 11/15/45 2,709
Metropolitan Transportation Authority Revenue Bonds 2,540 4.000 11/15/46 2,321
Metropolitan Transportation Authority Revenue Bonds 2,375 5.000 11/15/47 2,472
Metropolitan Transportation Authority Revenue Bonds 4,625 5.250 11/15/49 4,874
Metropolitan Transportation Authority Revenue Bonds (~)(µ)(Ê) 13,455 3.200 11/15/50 13,455
New York City Housing Development Corp. Revenue Bonds 2,070 2.400 08/01/40 1,626
New York City Housing Development Corp. Revenue Bonds (~)(Ê) 3,365 3.100 11/01/45 3,372
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 5,895 3.400 11/01/62 5,886
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 2,400 3.400 11/01/64 2,421
New York City Housing Development Corp. Revenue Bonds (~)(Ê) 5,275 3.750 05/01/65 5,354
New York City Industrial Development Agency Revenue Bonds (µ) 300 3.000 03/01/36 289
New York City Industrial Development Agency Revenue Bonds (µ) 3,435 2.500 03/01/37 2,825
New York City Industrial Development Agency Revenue Bonds (µ) 460 3.000 01/01/39 419
New York City Industrial Development Agency Revenue Bonds (µ) 335 3.000 03/01/40 297
New York City Industrial Development Agency Revenue Bonds (µ) 325 4.000 03/01/45 305
New York City Industrial Development Agency Revenue Bonds 1,075 4.000 03/01/45 971
New York City Municipal Water Finance Authority Revenue Bonds 5,050 4.000 06/15/40 5,091
New York City Municipal Water Finance Authority Revenue Bonds 1,800 5.000 06/15/40 1,869
New York City Municipal Water Finance Authority Revenue Bonds 1,750 5.000 06/15/44 1,898
New York City Municipal Water Finance Authority Revenue Bonds 7,500 5.000 06/15/46 7,929
New York City Municipal Water Finance Authority Revenue Bonds 6,275 5.250 06/15/47 6,659
New York City Municipal Water Finance Authority Revenue Bonds 2,475 5.000 06/15/48 2,591
New York City Municipal Water Finance Authority Revenue Bonds 5,000 5.000 06/15/56 5,157
New York City Transitional Finance Authority Building Aid Revenue Bonds 2,680 5.000 07/15/36 3,168
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 4.000 02/01/38 2,317
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 1,015 5.000 11/01/38 1,149
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,750 5.000 02/01/40 3,110
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 1,000 5.500 05/01/40 1,158
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 1,000 5.000 11/01/41 1,114
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,265 5.000 05/01/42 2,492
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 5.000 08/01/42 2,333
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,500 5.000 11/01/42 2,746
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 5,000 5.000 11/01/42 5,449
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 3,500 5.000 02/01/43 3,827
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 500 4.000 05/01/43 487
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 5.000 11/01/43 2,442
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 170 4.000 05/01/45 161
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 5,000 5.000 08/01/45 5,076
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 4,630 5.250 11/01/45 5,011
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,150 5.000 11/01/46 2,253
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,700 5.250 02/01/47 2,853
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 6,720 5.250 05/01/48 7,116
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds (~)
(Ê) 25,475 3.200 05/01/55 25,475
New York City Transitional Finance Authority Revenue Bonds 1,215 5.000 11/01/28 1,302
New York City Transitional Finance Authority Revenue Bonds 1,000 5.000 11/01/32 1,152

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
374 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York City Transitional Finance Authority Revenue Bonds 13,575 5.250 05/01/48 14,285
New York City Transitional Finance Authority Revenue Bonds 4,000 5.500 11/01/49 4,303
New York Convention Center Development Corp. Revenue Bonds (µ) 6,985 4.381 11/15/40 3,705
New York Energy Finance Development Corp. Revenue Bonds (~)(ae)(Ê) 9,500 5.000 07/01/56 10,129
New York Liberty Development Corp. Revenue Bonds (Þ) 1,490 5.150 11/15/34 1,491
New York Liberty Development Corp. Revenue Bonds (Þ) 750 5.375 11/15/40 750
New York Liberty Development Corp. Revenue Bonds (µ) 14,190 2.750 11/15/41 11,390
New York Liberty Development Corp. Revenue Bonds (µ) 6,475 4.000 02/15/43 6,381
New York Liberty Development Corp. Revenue Bonds (Þ) 7,160 5.000 11/15/44 7,150
New York Liberty Development Corp. Revenue Bonds (Þ) 675 7.250 11/15/44 676
New York Power Authority Revenue Bonds (µ) 1,000 5.000 11/15/38 1,143
New York Power Authority Revenue Bonds (µ) 400 5.250 11/15/39 464
New York Power Authority Revenue Bonds (µ) 450 5.250 11/15/40 519
New York State Dormitory Authority Revenue Bonds 1,315 5.000 03/15/26 1,318
New York State Dormitory Authority Revenue Bonds (ae) 450 5.000 02/15/27 457
New York State Dormitory Authority Revenue Bonds 2,015 5.000 03/15/30 2,045
New York State Dormitory Authority Revenue Bonds (ae) 15 5.000 02/15/31 15
New York State Dormitory Authority Revenue Bonds 1,310 3.450 11/15/31 1,312
New York State Dormitory Authority Revenue Bonds 1,315 5.000 03/15/32 1,519
New York State Dormitory Authority Revenue Bonds 105 5.000 07/01/32 105
New York State Dormitory Authority Revenue Bonds 4,800 5.000 10/01/32 4,979
New York State Dormitory Authority Revenue Bonds 250 5.000 07/01/33 259
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/34 84
New York State Dormitory Authority Revenue Bonds 2,825 3.250 03/15/35 2,825
New York State Dormitory Authority Revenue Bonds 200 4.000 07/01/35 186
New York State Dormitory Authority Revenue Bonds 95 5.000 07/01/35 93
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/36 83
New York State Dormitory Authority Revenue Bonds 70 4.000 09/01/36 69
New York State Dormitory Authority Revenue Bonds 4,750 4.000 03/15/37 4,938
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/37 97
New York State Dormitory Authority Revenue Bonds 2,000 5.000 10/01/37 2,135
New York State Dormitory Authority Revenue Bonds 550 3.000 03/15/38 518
New York State Dormitory Authority Revenue Bonds 2,250 4.000 03/15/38 2,347
New York State Dormitory Authority Revenue Bonds 3,655 5.000 07/01/38 3,704
New York State Dormitory Authority Revenue Bonds 75 4.000 09/01/38 72
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/39 1,034
New York State Dormitory Authority Revenue Bonds 4,750 5.000 03/15/39 5,086
New York State Dormitory Authority Revenue Bonds 500 5.250 05/01/39 540
New York State Dormitory Authority Revenue Bonds (µ) 3,000 5.000 07/01/39 3,383
New York State Dormitory Authority Revenue Bonds 85 4.000 09/01/39 81
New York State Dormitory Authority Revenue Bonds (ae) 10 5.000 02/15/40 10
New York State Dormitory Authority Revenue Bonds 7,285 5.000 02/15/40 7,504
New York State Dormitory Authority Revenue Bonds 1,075 4.000 03/15/40 1,094
New York State Dormitory Authority Revenue Bonds 100 5.250 05/01/40 107
New York State Dormitory Authority Revenue Bonds 105 4.000 07/01/40 88
New York State Dormitory Authority Revenue Bonds (µ) 1,360 5.000 07/01/40 1,537
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/40 95
New York State Dormitory Authority Revenue Bonds 3,860 3.000 03/15/41 3,403
New York State Dormitory Authority Revenue Bonds 1,685 4.000 03/15/41 1,684
New York State Dormitory Authority Revenue Bonds 1,300 5.000 03/15/41 1,367
New York State Dormitory Authority Revenue Bonds 625 5.250 05/01/41 665

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 375
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds 110 5.000 07/01/41 102
New York State Dormitory Authority Revenue Bonds 5,750 5.000 03/15/42 6,002
New York State Dormitory Authority Revenue Bonds 525 5.250 05/01/42 554
New York State Dormitory Authority Revenue Bonds (µ) 1,500 5.250 07/01/42 1,686
New York State Dormitory Authority Revenue Bonds 2,100 4.000 03/15/43 2,059
New York State Dormitory Authority Revenue Bonds (µ) 500 5.250 07/01/43 553
New York State Dormitory Authority Revenue Bonds (µ) 1,000 5.250 10/01/43 1,090
New York State Dormitory Authority Revenue Bonds (µ) 500 5.250 07/01/44 547
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/45 952
New York State Dormitory Authority Revenue Bonds 435 4.000 07/01/45 346
New York State Dormitory Authority Revenue Bonds (µ) 600 5.250 07/01/45 648
New York State Dormitory Authority Revenue Bonds 5,250 4.000 03/15/47 4,862
New York State Dormitory Authority Revenue Bonds 12,000 5.000 03/15/48 12,677
New York State Dormitory Authority Revenue Bonds (~)(ae)(Ê) 2,655 5.000 05/01/48 2,660
New York State Dormitory Authority Revenue Bonds 7,100 5.250 03/15/49 7,485
New York State Energy Research and Development Authority Revenue Bonds 2,900 4.000 04/01/34 3,019
New York State Environmental Facilities Corp. Revenue Bonds 4,100 5.000 06/15/33 4,138
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,865 3.350 06/15/54 1,886
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,375 3.450 06/15/54 1,396
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 220 1.100 11/01/61 213
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 2,170 3.100 05/01/62 2,170
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 2,475 3.850 05/01/62 2,476
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 3,000 3.600 11/01/64 3,019
New York State Thruway Authority Revenue Bonds 9,095 5.000 03/15/42 10,074
New York State Thruway Authority Revenue Bonds 4,700 4.000 03/15/43 4,654
New York State Urban Development Corp. Revenue Bonds 5,000 5.000 03/15/41 5,547
New York Transportation Development Corp. Revenue Bonds 1,000 5.000 12/01/28 1,067
New York Transportation Development Corp. Revenue Bonds (µ) 4,700 5.000 12/01/31 5,211
New York Transportation Development Corp. Revenue Bonds 1,235 5.000 12/01/32 1,364
New York Transportation Development Corp. Revenue Bonds 950 5.000 12/01/34 1,043
New York Transportation Development Corp. Revenue Bonds 3,000 5.000 10/01/35 3,184
New York Transportation Development Corp. Revenue Bonds 500 5.000 12/01/35 544
New York Transportation Development Corp. Revenue Bonds 500 5.000 12/01/36 542
New York Transportation Development Corp. Revenue Bonds 2,850 5.000 12/01/37 3,063
New York Transportation Development Corp. Revenue Bonds 5,000 4.375 10/01/45 4,699
New York Transportation Development Facilities Revenue Bonds 2,000 5.000 01/01/36 2,051
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/32 62
Oneida County Local Development Corp. Revenue Bonds (µ) 70 4.000 12/01/33 72
Oneida County Local Development Corp. Revenue Bonds (µ) 405 4.000 12/01/35 412
Oneida County Local Development Corp. Revenue Bonds (µ) 115 4.000 12/01/36 116
Oneida County Local Development Corp. Revenue Bonds (µ) 180 3.000 12/01/39 154
Oneida County Local Development Corp. Revenue Bonds (µ) 120 3.000 12/01/40 101
Oneida County Local Development Corp. Revenue Bonds (µ) 640 4.000 12/01/49 581
Oneida Indian Nation of New York Revenue Bonds (Þ) 1,000 6.000 09/01/43 1,064
Orange County Funding Corp. Revenue Bonds 750 4.000 07/01/35 642
Port Authority of New York and New Jersey Revenue Bonds 2,000 5.000 01/15/36 2,224
Port Authority of New York and New Jersey Revenue Bonds 6,015 5.000 07/15/36 6,709
Port Authority of New York and New Jersey Revenue Bonds 1,130 5.000 01/15/37 1,245
Port Authority of New York and New Jersey Revenue Bonds 2,250 5.000 12/01/37 2,493
Port Authority of New York and New Jersey Revenue Bonds 1,000 5.000 08/01/39 1,110
Port Authority of New York and New Jersey Revenue Bonds 2,000 5.000 01/15/40 2,287

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
376 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Port Authority of New York and New Jersey Revenue Bonds 1,000 5.000 08/01/40 1,111
Port Authority of New York and New Jersey Revenue Bonds 3,000 4.000 09/01/43 2,845
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds 1,550 2.000 10/01/31 1,447
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 200 4.000 06/01/50 181
Triborough Bridge and Tunnel Authority Revenue Bonds 8,400 5.000 03/15/27 8,655
Triborough Bridge and Tunnel Authority Revenue Bonds 5,000 5.000 02/01/28 5,276
Triborough Bridge and Tunnel Authority Revenue Bonds 2,000 4.000 11/15/38 2,092
Triborough Bridge and Tunnel Authority Revenue Bonds 2,300 4.000 11/15/39 2,385
Triborough Bridge and Tunnel Authority Revenue Bonds 7,340 5.250 11/15/40 8,428
Triborough Bridge and Tunnel Authority Revenue Bonds 5,000 5.000 11/15/41 5,575
Triborough Bridge and Tunnel Authority Revenue Bonds 2,180 5.000 11/15/43 2,378
Triborough Bridge and Tunnel Authority Revenue Bonds (~)(µ)(Ê) 6,375 2.000 05/15/45 6,311
Triborough Bridge and Tunnel Authority Revenue Bonds 900 5.000 11/15/47 905
Triborough Bridge and Tunnel Authority Revenue Bonds 1,150 5.000 12/01/50 1,196
TSASC, Inc. Revenue Bonds 2,500 5.000 06/01/29 2,568
Utility Debt Securitization Authority Revenue Bonds 2,935 5.000 12/15/41 3,312
Westchester County Local Development Corp. Revenue Bonds 480 5.000 01/01/32 508
Westchester County Local Development Corp. Revenue Bonds 525 5.000 01/01/37 550
Westchester County Local Development Corp. Revenue Bonds 800 5.000 07/01/38 865
640,518
North Carolina - 1.2%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 500 5.000 01/15/49 559
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 1,000 5.000 01/15/50 1,067
City of Charlotte Airport Revenue Bonds 1,000 5.000 07/01/39 1,142
City of Charlotte Airport Revenue Bonds 1,250 5.000 07/01/40 1,414
City of Charlotte Airport Revenue Bonds 2,615 5.000 07/01/41 2,927
City of Charlotte Airport Revenue Bonds 1,250 5.000 07/01/42 1,384
City of Charlotte Airport Revenue Bonds 2,300 5.000 07/01/43 2,520
City of Charlotte Airport Revenue Bonds 500 5.000 07/01/47 506
City of Charlotte Airport Revenue Bonds 1,310 5.000 07/01/48 1,377
County of Alamance General Obligation Unlimited 2,555 2.000 05/01/35 2,194
County of Gaston General Obligation Unlimited 2,500 5.000 03/01/39 2,880
Nash Health Care Systems Revenue Bonds 2,270 5.500 02/01/43 2,521
Nash Health Care Systems Revenue Bonds 995 5.500 02/01/44 1,092
North Carolina Capital Facilities Finance Agency Revenue Bonds 500 5.000 10/01/44 506
North Carolina Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 795 5.000 04/01/29 836
North Carolina Housing Finance Agency Revenue Bonds 1,690 4.350 01/01/44 1,711
North Carolina Housing Finance Agency Revenue Bonds 1,000 4.550 07/01/44 1,008
North Carolina Housing Finance Agency Revenue Bonds 625 4.000 01/01/50 629
North Carolina Housing Finance Agency Revenue Bonds 4,810 5.500 01/01/54 5,206
North Carolina Housing Finance Agency Revenue Bonds 2,410 6.250 01/01/55 2,710
North Carolina Housing Finance Agency Revenue Bonds 12,555 6.250 07/01/55 13,878
North Carolina Housing Finance Agency Revenue Bonds 1,995 6.250 01/01/56 2,266
North Carolina Medical Care Commission Revenue Bonds 565 5.000 01/01/27 569
North Carolina Medical Care Commission Revenue Bonds 25 5.000 03/01/27 25
North Carolina Medical Care Commission Revenue Bonds 790 5.000 01/01/28 799
North Carolina Medical Care Commission Revenue Bonds 200 5.000 03/01/28 207
North Carolina Medical Care Commission Revenue Bonds 370 4.250 09/01/28 370
North Carolina Medical Care Commission Revenue Bonds 680 3.900 01/01/29 680
North Carolina Medical Care Commission Revenue Bonds 560 5.000 01/01/29 569
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/29 25

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 377
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Medical Care Commission Revenue Bonds 1,000 3.400 10/01/29 1,002
North Carolina Medical Care Commission Revenue Bonds 655 5.000 01/01/30 665
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/30 25
North Carolina Medical Care Commission Revenue Bonds 700 5.000 10/01/30 706
North Carolina Medical Care Commission Revenue Bonds 725 3.450 11/01/30 727
North Carolina Medical Care Commission Revenue Bonds 625 5.000 01/01/31 630
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/31 25
North Carolina Medical Care Commission Revenue Bonds 1,450 4.000 09/01/34 1,505
North Carolina Medical Care Commission Revenue Bonds 100 4.000 03/01/36 99
North Carolina Medical Care Commission Revenue Bonds 500 5.000 01/01/38 511
North Carolina Medical Care Commission Revenue Bonds 1,500 5.000 06/01/38 1,702
North Carolina Medical Care Commission Revenue Bonds 225 4.000 09/01/41 209
North Carolina Medical Care Commission Revenue Bonds 2,800 5.000 06/01/42 3,059
North Carolina Medical Care Commission Revenue Bonds 210 5.375 10/01/45 221
North Carolina Medical Care Commission Revenue Bonds (~)(Ê) 3,480 5.000 06/01/55 3,782
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 01/01/28 1,044
North Carolina Turnpike Authority Revenue Bonds (µ) 1,310 5.000 01/01/28 1,336
North Carolina Turnpike Authority Revenue Bonds (µ) 20 5.000 01/01/35 21
North Carolina Turnpike Authority Revenue Bonds (µ) 3,495 5.000 01/01/49 3,527
Raleigh Housing Authority Revenue Bonds (~)(ae)(Ê) 2,000 3.150 01/01/44 2,013
76,386
North Dakota - 0.3%
City of Grand Forks Healthcare System Revenue Bonds 800 4.000 12/01/35 794
City of Grand Forks Healthcare System Revenue Bonds (µ) 675 4.000 12/01/37 673
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/37 609
City of Grand Forks Healthcare System Revenue Bonds (µ) 475 5.000 12/01/39 520
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,795 4.000 12/01/41 1,705
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 5.000 12/01/41 537
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/43 576
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/48 1,015
City of Horace General Obligation Unlimited 150 3.000 05/01/41 115
North Dakota Housing Finance Agency Revenue Bonds 1,500 5.000 07/01/42 1,573
North Dakota Housing Finance Agency Revenue Bonds 965 6.250 01/01/55 1,086
North Dakota Housing Finance Agency Revenue Bonds 2,225 6.000 07/01/55 2,496
North Dakota Housing Finance Agency Revenue Bonds 5,385 5.750 07/01/56 5,979
Williston Parks and Recreation District Revenue Bonds (µ) 1,580 4.750 12/01/50 1,594
19,272
Ohio - 1.2%
Akron Bath Copley Joint Township Hospital District Revenue Bonds (ae) 700 4.000 11/15/37 754
Akron Bath Copley Joint Township Hospital District Revenue Bonds (ae) 450 4.000 11/15/38 485
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 85 5.000 06/01/34 90
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 4.000 06/01/39 975
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,250 3.000 06/01/48 887
City of Columbus General Obligation Unlimited 4,685 4.000 04/01/33 4,747
City of Norwood Special Obligation Tax Allocation Revenue Bonds 400 4.375 12/01/30 418
City of Norwood Special Obligation Tax Allocation Revenue Bonds 750 5.000 12/01/35 840
City of Norwood Special Obligation Tax Allocation Revenue Bonds 1,500 5.000 12/01/41 1,592
Columbus Regional Airport Authority Revenue Bonds 2,500 5.250 01/01/55 2,614
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 325 7.000 07/01/53 323
County of Allen Hospital Facilities Revenue Bonds (~)(ae)(Ê) 1,300 5.000 10/01/49 1,340
County of Allen Ohio Hospital Facilities Revenue Bonds (~)(µ)(Ê) 20,000 3.200 11/01/50 20,000

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
378 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Franklin Revenue Bonds 700 5.000 07/01/35 756
County of Franklin Revenue Bonds 800 5.000 07/01/36 861
County of Franklin Revenue Bonds 575 4.000 07/01/40 540
County of Franklin Revenue Bonds 580 5.250 11/15/40 558
County of Lucas Hospital Revenue Bonds 1,750 5.250 11/15/48 1,728
County of Miami Revenue Bonds 1,940 5.000 08/01/49 1,942
County of Montgomery Revenue Bonds 1,000 5.250 09/01/54 1,021
County of Warren Hospital Facilities Revenue Bonds 340 5.000 05/15/34 372
Cuyahoga County Hospital Revenue Bonds 1,000 5.500 02/15/52 1,002
Cuyahoga Metropolitan Housing Authority Revenue Bonds 450 2.000 12/01/31 411
Forest Hills Local School District General Obligation Unlimited 4,125 5.000 12/01/44 4,132
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/47 1,076
Northeast Ohio Medical University Revenue Bonds 50 4.000 12/01/35 51
Ohio Air Quality Development Authority Revenue Bonds 1,000 2.875 02/01/26 1,000
Ohio Air Quality Development Authority Revenue Bonds 4,500 3.200 05/01/26 4,496
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 2,360 4.000 09/01/30 2,396
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 5,000 4.000 01/01/34 5,076
Ohio Air Quality Development Authority Revenue Bonds 525 3.875 01/01/36 526
Ohio Air Quality Development Authority Revenue Bonds 625 4.350 06/30/40 626
Ohio Higher Educational Facility Commission Revenue Bonds 520 5.000 07/01/31 534
Ohio Higher Educational Facility Commission Revenue Bonds 750 5.000 07/01/33 769
Ohio Higher Educational Facility Commission Revenue Bonds 420 5.000 07/01/34 430
Ohio Higher Educational Facility Commission Revenue Bonds 200 5.000 01/15/35 217
Ohio Higher Educational Facility Commission Revenue Bonds 325 5.000 01/15/37 351
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/37 603
Ohio Higher Educational Facility Commission Revenue Bonds 250 5.750 09/01/37 263
Ohio Higher Educational Facility Commission Revenue Bonds 730 5.000 05/01/39 775
Ohio Higher Educational Facility Commission Revenue Bonds 250 6.000 09/01/42 261
Ohio Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 300 3.400 07/01/42 302
Ohio Housing Finance Agency Revenue Bonds 2,785 6.250 03/01/56 2,791
Ohio Housing Finance Agency Revenue Bonds 1,585 6.500 03/01/56 1,831
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 100 3.750 12/01/31 101
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 150 4.375 06/15/56 150
State of Ohio Revenue Bonds 2,200 4.000 01/15/38 2,222
State of Ohio Revenue Bonds (Þ) 300 5.000 12/01/38 294
State of Ohio Revenue Bonds (~)(ae)(Ê) 1,435 2.750 01/01/52 1,439
Toledo-Lucas County Port Authority Revenue Bonds 1,605 5.000 07/01/29 1,607
Toledo-Lucas County Port Authority Revenue Bonds 250 4.000 01/01/38 246
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/41 94
78,915
Oklahoma - 0.6%
Broken Arrow Economic Development Authority Tax Allocation 650 6.625 06/01/45 663
Carter County Public Facilities Authority Revenue Bonds 3,625 5.000 09/01/31 3,802
Cleveland County Home Loan Authority Revenue Bonds 1,740 6.000 07/01/56 1,942
Oklahoma Capitol Improvement Authority Revenue Bonds 775 5.000 07/01/26 783
Oklahoma Capitol Improvement Authority Revenue Bonds 750 5.000 07/01/27 778
Oklahoma County Finance Authority Revenue Bonds 275 5.000 09/01/32 293
Oklahoma County Finance Authority Revenue Bonds 550 5.000 09/01/35 588
Oklahoma Development Finance Authority Revenue Bonds 2,000 5.000 08/15/28 2,003
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.250 08/15/43 3,006
Oklahoma Housing Finance Agency Revenue Bonds 4,975 6.500 03/01/56 5,644

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 379
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Oklahoma Housing Finance Agency Revenue Bonds 5,660 6.250 03/01/57 6,468
Oklahoma Turnpike Authority Revenue Bonds 1,175 5.000 01/01/39 1,351
Oklahoma Turnpike Authority Revenue Bonds 2,000 5.000 01/01/40 2,285
Oklahoma Turnpike Authority Revenue Bonds 2,000 5.500 01/01/53 2,113
Payne County Economic Development Authority Revenue Bonds (µ) 500 5.000 09/01/26 507
Payne County Economic Development Authority Revenue Bonds (µ) 500 5.000 09/01/27 519
Tulsa Airport Improvement Trust Revenue Bonds 2,250 6.250 12/01/35 2,598
Tulsa County Home Finance Authority Revenue Bonds 2,000 5.750 01/01/56 2,215
Wagoner County Development Authority/OK Revenue Bonds 350 6.500 05/01/35 357
37,915
Oregon - 0.6%
City of Forest Grove Revenue Bonds 250 5.000 05/01/33 268
City of Portland Sewer System Revenue Bonds 1,500 5.000 10/01/41 1,692
City of Portland Sewer System Revenue Bonds 375 5.000 10/01/42 417
City of Portland Sewer System Revenue Bonds 1,125 5.000 10/01/43 1,237
City of Portland Sewer System Revenue Bonds 2,000 5.000 12/01/47 2,103
Clackamas County School District No. 12 North Clackamas General Obligation
Unlimited 1,580 4.599 06/15/41 792
Mount Hood Community College District General Obligation Unlimited 5,755 5.000 06/15/38 6,683
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/28 52
Oregon State Facilities Authority Revenue Bonds 75 5.000 10/01/29 79
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/35 53
Oregon State Facilities Authority Revenue Bonds (Þ) 750 5.000 10/01/36 750
Port of Portland Airport Revenue Bonds 4,000 5.000 07/01/37 4,396
Port of Portland Airport Revenue Bonds 3,500 5.250 07/01/39 3,898
Salem Hospital Facility Authority Revenue Bonds 135 5.000 05/15/26 136
Salem Hospital Facility Authority Revenue Bonds 1,530 4.000 05/15/41 1,469
State of Oregon General Obligation Unlimited 125 1.500 08/01/29 119
State of Oregon General Obligation Unlimited 3,250 5.000 05/01/39 3,754
State of Oregon General Obligation Unlimited 2,000 5.250 06/01/42 2,294
State of Oregon General Obligation Unlimited 1,750 5.250 06/01/43 1,981
State of Oregon General Obligation Unlimited 410 4.250 06/01/49 421
State of Oregon Housing and Community Services Department Revenue Bonds 2,260 6.500 07/01/54 2,521
Tri-County Metropolitan Transportation District of Oregon Revenue Bonds 2,000 3.000 09/01/44 1,649
Washington and Multnomah Counties School District No. 48J Beaverton General
Obligation Unlimited 3,500 4.657 06/15/42 1,661
Washington Clackamas and Yamhill Counties School District No. 88J General
Obligation Unlimited 2,900 4.824 06/15/42 1,341
39,766
Pennsylvania - 3.2%
Adams County General Authority Revenue Bonds 500 3.600 06/01/29 502
Adams County General Authority Revenue Bonds 495 5.000 06/01/34 537
Adams County General Authority Revenue Bonds 300 5.000 06/01/39 319
Adams County General Authority Revenue Bonds 375 5.000 06/01/44 378
Allegheny County Airport Authority Revenue Bonds (µ) 2,000 5.250 01/01/36 2,237
Allegheny County Airport Authority Revenue Bonds (µ) 1,350 5.250 01/01/37 1,502
Allegheny County Airport Authority Revenue Bonds (µ) 1,350 5.250 01/01/38 1,492
Allegheny County Airport Authority Revenue Bonds (µ) 2,500 5.250 01/01/39 2,742
Allegheny County Airport Authority Revenue Bonds (µ) 2,355 5.250 01/01/40 2,572
Allegheny County Airport Authority Revenue Bonds (µ) 2,750 5.500 01/01/41 3,039
Allegheny County Airport Authority Revenue Bonds (µ) 3,100 5.500 01/01/43 3,379
Allegheny County Higher Education Building Authority Revenue Bonds 790 5.000 10/15/26 804

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
380 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Allegheny County Higher Education Building Authority Revenue Bonds (ae) 835 5.000 10/15/27 851
Allegheny County Higher Education Building Authority Revenue Bonds (ae) 870 5.000 10/15/28 887
Allegheny County Higher Education Building Authority Revenue Bonds (~)(ae)(Ê) 750 2.838 02/01/33 748
Allegheny County Higher Education Building Authority Revenue Bonds 665 5.250 09/01/33 716
Allegheny County Industrial Development Authority Revenue Bonds 275 5.125 05/01/30 294
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 75 5.000 05/01/27 77
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 520 5.000 05/01/27 527
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 725 5.000 05/01/32 736
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 6,600 5.000 05/01/42 6,631
Bethel Park School District General Obligation Limited 1,295 5.000 08/01/42 1,413
Borough of Punxsutawney PA General Obligation Limited (µ) 1,000 5.250 12/01/55 1,018
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/26 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/27 51
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/28 52
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/29 53
Bucks County Industrial Development Authority Revenue Bonds 75 5.000 07/01/30 80
Bucks County Industrial Development Authority Revenue Bonds 250 5.000 10/01/30 255
Bucks County Industrial Development Authority Revenue Bonds 100 5.000 10/01/31 102
Bucks County Industrial Development Authority Revenue Bonds 390 5.000 10/01/32 397
Bucks County Industrial Development Authority Revenue Bonds 535 5.000 07/01/34 572
Bucks County Industrial Development Authority Revenue Bonds 415 5.000 07/01/35 441
Bucks County Industrial Development Authority Revenue Bonds 635 5.000 07/01/36 672
Bucks County Industrial Development Authority Revenue Bonds 855 5.000 07/01/37 901
Bucks County Industrial Development Authority Revenue Bonds 1,390 5.000 07/01/38 1,459
Bucks County Industrial Development Authority Revenue Bonds 1,440 5.000 07/01/39 1,504
Butler County General Authority Revenue Bonds (~)(µ)(Ê) 15,985 3.328 10/01/34 15,923
Cheltenham Township Industrial Development Authority Revenue Bonds 2,380 5.000 04/01/34 2,531
Chester County Industrial Development Authority Revenue Bonds (Þ) 3,300 5.000 10/15/32 3,350
Chester County Industrial Development Authority Revenue Bonds 625 5.125 10/15/37 615
Chester County Industrial Development Authority Revenue Bonds (Þ) 1,080 4.250 10/01/44 976
Chester County Industrial Development Authority Revenue Bonds 375 5.250 10/15/47 335
Chester County Industrial Development Authority Special Assessment (Þ) 100 4.375 03/01/28 101
Chester County School Authority Revenue Bonds 500 5.000 04/01/44 524
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/36 99
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/41 93
City of Philadelphia Redevelopment Authority Revenue Bonds 725 5.000 09/01/43 774
City of Wilkes-Barre General Obligation Unlimited (µ) 1,000 4.000 11/15/38 1,000
City of York General Obligation Unlimited 955 5.000 11/15/26 965
Coatesville Area School District Building Authority Revenue Bonds (µ) 335 5.000 12/01/26 336
Coatesville Area School District Building Authority Revenue Bonds (µ) 360 5.000 12/01/27 361
Coatesville School District General Obligation Limited (µ) 12,940 5.250 11/15/37 14,323
Coatesville School District General Obligation Limited 2,940 5.250 11/15/42 3,301
Commonwealth Financing Authority Revenue Bonds (µ) 11,600 4.000 06/01/39 11,601
Commonwealth of Pennsylvania General Obligation Unlimited 5,705 3.500 03/01/31 5,769
Commonwealth of Pennsylvania General Obligation Unlimited 2,200 4.000 08/15/44 2,141
Conrad Weiser Area School District General Obligation Limited (µ) 1,680 4.000 09/01/34 1,715
County of Allegheny General Obligation Unlimited 2,205 5.000 11/01/41 2,232
Cumberland County Municipal Authority Revenue Bonds 940 5.000 01/01/38 940
Cumberland Valley School District General Obligation Limited (µ) 1,000 5.000 11/15/47 1,035
Doylestown Hospital Authority Revenue Bonds (Þ) 490 5.000 07/01/31 510

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 381
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
General Authority of Southcentral Pennsylvania Revenue Bonds 150 4.000 06/01/44 144
Haverford Township School District General Obligation Limited 900 5.000 03/15/43 958
Haverford Township School District General Obligation Limited 750 5.000 03/15/44 788
Indiana County Industrial Development Authority Revenue Bonds (µ) 650 5.000 05/01/27 669
Lancaster Higher Education Authority Revenue Bonds 2,250 5.000 10/01/37 2,346
Lancaster Municipal Authority Healthcare Revenue Bonds 300 4.000 12/01/35 310
Lancaster Municipal Authority Healthcare Revenue Bonds 1,200 5.000 05/01/44 1,209
Lancaster Municipal Authority Healthcare Revenue Bonds 175 5.000 12/01/45 175
Latrobe Industrial Development Authority Revenue Bonds 150 5.000 03/01/30 159
Lehigh County Industrial Development Authority Revenue Bonds 8,240 3.000 09/01/29 8,326
Lincoln University of The Commonwealth System of Higher Education Revenue
Bonds 650 5.250 07/01/44 645
Monroe County Industrial Development Authority Tax Allocation 175 5.000 07/01/31 186
Monroe County Industrial Development Authority Tax Allocation 810 5.000 07/01/33 832
Montgomery County Higher Education and Health Authority Revenue Bonds 450 4.000 09/01/38 447
Montgomery County Higher Education and Health Authority Revenue Bonds 1,000 4.000 09/01/39 986
Montgomery County Industrial Development Authority Revenue Bonds 1,645 4.100 06/01/29 1,716
Montgomery County Industrial Development Authority Revenue Bonds 1,500 5.000 11/15/36 1,508
Montgomery County Industrial Development Authority Revenue Bonds 610 5.000 11/15/42 627
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 1,820 0.950 12/01/33 1,784
Pennsylvania Economic Development Financing Authority Revenue Bonds 455 4.000 04/15/36 465
Pennsylvania Economic Development Financing Authority Revenue Bonds 155 4.000 10/15/37 157
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,300 5.000 07/01/38 2,432
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,500 3.000 04/01/39 1,384
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (~)(µ)(Ê) 5,170 3.200 11/01/61 5,170
Pennsylvania Housing Finance Agency Revenue Bonds 997 4.900 06/01/41 1,068
Pennsylvania Housing Finance Agency Revenue Bonds 3,185 3.000 10/01/51 3,118
Pennsylvania Housing Finance Agency Revenue Bonds 1 5.750 10/01/53 1
Pennsylvania Housing Finance Agency Revenue Bonds 965 6.000 10/01/54 1,053
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds 3,140 5.250 12/01/44 3,286
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/36 808
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/38 805
Pennsylvania Turnpike Commission Revenue Bonds 800 5.250 06/01/47 810
Pennsylvania Turnpike Commission Revenue Bonds 2,785 5.250 12/01/47 2,958
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 660 5.000 06/15/27 668
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 415 5.000 06/15/28 424
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 825 4.500 06/15/29 832
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 440 5.000 06/15/29 449
Philadelphia Authority for Industrial Development Revenue Bonds (µ) 510 5.000 12/01/29 525
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 140 5.000 06/15/30 143
Philadelphia Authority for Industrial Development Revenue Bonds 235 5.000 06/15/32 242
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 245 5.000 06/15/33 250
Philadelphia Authority for Industrial Development Revenue Bonds 2,375 5.000 06/01/40 2,375
Philadelphia Authority for Industrial Development Revenue Bonds 1,000 6.000 06/01/45 1,031
Philadelphia Authority for Industrial Development Revenue Bonds 500 5.250 11/01/52 518
Philadelphia Authority for Industrial Development Revenue Bonds 1,820 5.500 07/01/53 1,946
Philadelphia Housing Authority Revenue Bonds 3,670 5.250 03/01/39 4,112
Philadelphia Housing Authority Revenue Bonds 3,000 5.250 03/01/40 3,333
Philadelphia Housing Authority Revenue Bonds 4,000 5.250 03/01/41 4,397
Philadelphia Housing Authority Revenue Bonds 6,000 5.000 03/01/43 6,314
Pittsburgh School District General Obligation Limited (µ) 3,000 3.000 09/01/40 2,628
Pittsburgh Water and Sewer Authority Revenue Bonds (µ) 500 4.000 09/01/34 521

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
382 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pittsburgh Water and Sewer Authority Revenue Bonds (µ) 300 5.000 09/01/35 322
Pittsburgh Water and Sewer Authority Revenue Bonds (µ) 715 5.000 09/01/36 767
School District of Philadelphia (The) General Obligation Limited (µ)(ae) 10 5.000 09/01/27 10
Scranton School District General Obligation Limited (µ) 575 5.000 06/01/34 600
Scranton School District General Obligation Limited (µ) 560 5.000 06/01/36 584
State Public School Building Authority Revenue Bonds (µ) 3,500 5.000 06/01/32 3,561
Tulpehocken Area School District General Obligation Limited (µ) 3,490 5.250 10/01/45 3,716
West Mifflin School District General Obligation Limited (µ) 1,000 5.000 04/01/28 1,012
West Mifflin School District General Obligation Limited (µ) 3,045 4.000 04/01/30 3,058
Westmoreland County Industrial Development Authority Revenue Bonds 700 5.000 07/01/28 728
Westmoreland County Industrial Development Authority Revenue Bonds 60 5.000 07/01/30 63
Wilkes-Barre Finance Authority Revenue Bonds 325 4.000 03/01/42 286
204,285
Puerto Rico - 3.1%
Commonwealth of Puerto Rico General Obligation Unlimited 19,341 5.625 07/01/27 19,860
Commonwealth of Puerto Rico General Obligation Unlimited 1,379 5.625 07/01/29 1,474
Commonwealth of Puerto Rico General Obligation Unlimited 2,025 5.750 07/01/31 2,240
Commonwealth of Puerto Rico General Obligation Unlimited 4,680 4.000 07/01/33 4,767
Commonwealth of Puerto Rico General Obligation Unlimited 4,805 4.399 07/01/33 3,492
Commonwealth of Puerto Rico General Obligation Unlimited 1,150 4.000 07/01/35 1,152
Commonwealth of Puerto Rico General Obligation Unlimited 1,100 4.000 07/01/41 1,034
Commonwealth of Puerto Rico General Obligation Unlimited 1,730 4.000 07/01/46 1,537
HTA CL 6 Trust Revenue Bonds 34 5.250 07/01/38 34
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 1,840 5.000 07/01/28 1,916
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 775 5.000 07/01/30 808
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 5,460 5.000 07/01/33 5,768
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 8,700 5.000 07/01/35 9,103
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 4,655 5.000 07/01/37 4,926
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 1,290 4.000 07/01/42 1,221
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 10,400 5.000 07/01/47 10,312
Puerto Rico Electric Power Authority Revenue Bonds (~)(µ)(Ê) 6,420 3.148 07/01/29 6,117
Puerto Rico Electric Power Authority Revenue Bonds (µ) 230 4.375 07/01/30 228
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 250 5.000 07/01/32 269
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 235 4.000 07/01/37 230
Puerto Rico Municipal Finance Agency Revenue Bonds (µ) 850 5.000 08/01/27 850
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 3,049 3.240 07/01/27 2,914
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,441 3.229 07/01/29 3,984
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 13,003 3.478 07/01/31 10,805
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,700 3.683 07/01/33 1,300
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 17,834 4.500 07/01/34 17,840
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 67,630 4.329 07/01/40 67,142
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 13,793 4.550 07/01/40 13,828
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 1,450 5.331 07/01/46 502
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 1,200 5.538 07/01/51 305
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 619 4.784 07/01/58 590
196,548
Rhode Island - 0.3%
Providence Public Building Authority Revenue Bonds (µ) 115 5.875 06/15/26 115
Providence Public Building Authority Revenue Bonds (µ) 500 5.250 09/15/44 537
Rhode Island Health and Educational Building Corp. Revenue Bonds 200 5.000 08/15/27 208

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 383
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Rhode Island Health and Educational Building Corp. Revenue Bonds 1,250 5.000 05/15/29 1,256
Rhode Island Health and Educational Building Corp. Revenue Bonds 2,265 5.000 05/15/31 2,485
Rhode Island Health and Educational Building Corp. Revenue Bonds 1,435 5.500 05/15/41 1,632
Rhode Island Health and Educational Building Corp. Revenue Bonds (µ) 200 5.000 07/01/45 204
Rhode Island Health and Educational Building Corp. Revenue Bonds 3,135 5.000 05/15/48 3,240
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 1,000 5.000 10/01/42 1,048
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 775 4.450 10/01/44 779
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 5,300 5.250 10/01/49 5,477
16,981
South Carolina - 1.3%
Clemson University Revenue Bonds 1,000 5.000 05/01/41 1,121
Clemson University Revenue Bonds 2,750 5.000 05/01/55 2,861
Greenville County School District General Obligation Unlimited Notes 13,225 5.000 06/29/26 13,369
Medical University Hospital Authority Revenue Bonds 1,790 5.000 11/15/37 1,957
Medical University Hospital Authority Revenue Bonds 2,350 5.250 11/15/42 2,539
Medical University Hospital Authority Revenue Bonds 2,705 5.250 11/15/46 2,814
Patriots Energy Group Financing Agency Revenue Bonds (~)(ae)(Ê) 5,150 4.352 02/01/54 5,150
Piedmont Municipal Power Agency Revenue Bonds (µ) 4,785 3.036 01/01/27 4,655
South Carolina Jobs-Economic Development Authority Revenue Bonds 525 5.000 11/15/30 548
South Carolina Jobs-Economic Development Authority Revenue Bonds 175 5.000 11/15/33 184
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,650 5.000 04/01/34 1,865
South Carolina Jobs-Economic Development Authority Revenue Bonds 625 4.000 11/01/42 605
South Carolina Jobs-Economic Development Authority Revenue Bonds 735 5.250 11/01/44 788
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,000 5.500 11/15/44 1,033
South Carolina Jobs-Economic Development Authority Revenue Bonds (~)(ae)(Ê) 2,500 4.000 03/01/62 2,552
South Carolina Public Service Authority Revenue Bonds 3,399 4.000 12/01/30 3,613
South Carolina Public Service Authority Revenue Bonds 2,080 5.000 12/01/31 2,113
South Carolina Public Service Authority Revenue Bonds 194 4.000 12/01/34 205
South Carolina Public Service Authority Revenue Bonds 3,965 5.000 12/01/36 4,011
South Carolina Public Service Authority Revenue Bonds (µ) 2,600 5.000 12/01/40 2,892
South Carolina Public Service Authority Revenue Bonds 2,035 5.000 12/01/41 2,229
South Carolina Public Service Authority Revenue Bonds (µ) 1,690 5.500 12/01/41 1,917
South Carolina Public Service Authority Revenue Bonds 7,150 5.000 12/01/46 7,420
South Carolina Public Service Authority Revenue Bonds 1,500 5.750 12/01/47 1,644
South Carolina State Housing Finance and Development Authority Revenue Bonds 3,510 4.600 07/01/49 3,504
South Carolina State Housing Finance and Development Authority Revenue Bonds 1,000 5.000 07/01/50 1,009
South Carolina State Housing Finance and Development Authority Revenue Bonds 6,675 6.500 07/01/55 7,612
80,210
South Dakota - 0.2%
Brookings School District No. 005-1 General Obligation Limited (µ) 575 5.250 06/15/34 670
Brookings School District No. 005-1 General Obligation Limited (µ) 1,600 5.500 06/15/43 1,787
County of Lincoln Revenue Bonds 100 4.000 08/01/41 91
South Dakota Housing Development Authority Revenue Bonds 1,960 6.250 11/01/55 2,215
South Dakota Housing Development Authority Revenue Bonds 2,490 6.500 11/01/55 2,861
South Dakota Housing Development Authority Revenue Bonds 4,500 6.000 11/01/56 5,143
South Dakota Housing Development Authority Revenue Bonds 1,000 6.250 11/01/56 1,122
13,889
Tennessee - 1.5%
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 600 5.000 10/01/26 601
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 2,000 5.000 08/01/31 2,135
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 130 5.000 10/01/35 130

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
384 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Knoxville General Obligation Unlimited 2,860 3.000 05/01/34 2,837
City of Murfreesboro General Obligation Unlimited 1,415 3.000 06/01/33 1,387
Greenville Health and Educational Facilities Board Revenue Bonds 700 4.000 07/01/40 687
Health Educational and Housing Facility Board of the City of Memphis (The)
Revenue Bonds (~)(ae)(Ê) 11,489 5.000 07/01/27 11,600
Knox County Health Educational and Housing Facility Board Revenue Bonds (~)(ae)
(Ê) 4,665 4.050 12/01/27 4,716
Knox County Health Educational and Housing Facility Board Revenue Bonds (~)(ae)
(Ê) 1,310 5.000 12/01/27 1,336
Knox County Health Educational and Housing Facility Board Revenue Bonds 1,750 5.000 04/01/29 1,774
Knox County Health Educational and Housing Facility Board Revenue Bonds (µ) 250 5.500 07/01/54 261
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds 2,210 5.000 07/01/35 2,222
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 265 3.650 10/01/46 271
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 315 3.850 02/01/48 315
Metropolitan Government of Nashville and Davidson County General Obligation
Unlimited 5,750 1.750 01/01/36 4,596
Metropolitan Nashville Airport Authority (The) Revenue Bonds 1,500 5.000 07/01/37 1,690
Metropolitan Nashville Airport Authority (The) Revenue Bonds 2,750 5.000 07/01/38 3,072
Metropolitan Nashville Airport Authority (The) Revenue Bonds 1,125 5.000 07/01/39 1,251
Metropolitan Nashville Airport Authority (The) Revenue Bonds 4,125 5.000 07/01/40 4,565
Metropolitan Nashville Airport Authority (The) Revenue Bonds 2,250 5.000 07/01/41 2,456
Metropolitan Nashville Airport Authority (The) Revenue Bonds 3,675 5.000 07/01/42 3,983
Metropolitan Nashville Airport Authority (The) Revenue Bonds 2,000 5.000 07/01/43 2,145
Shelby County Health Educational and Housing Facilities Board Revenue Bonds (µ) 9,200 5.000 06/01/35 10,592
Shelby County Health Educational and Housing Facilities Board Revenue Bonds 10,130 5.250 09/01/39 11,164
Shelby County Health Educational and Housing Facilities Board Revenue Bonds (~)
(ae)(Ê) 730 5.000 09/01/44 792
Shelby County Health Educational and Housing Facilities Board Revenue Bonds (~)
(ae)(Ê) 7,400 5.000 09/01/49 7,876
Tennergy Corp. Revenue Bonds (~)(ae)(Ê) 2,750 5.000 10/01/54 2,911
Tennessee Energy Acquisition Corp. Revenue Bonds 3,500 5.000 12/01/35 3,766
Tennessee Housing Development Agency Revenue Bonds 2,640 3.000 01/01/29 2,642
Tennessee Housing Development Agency Revenue Bonds 2,250 4.950 07/01/38 2,413
96,186
Texas - 10.2%
Aldine Independent School District General Obligation Unlimited 500 3.000 02/15/42 437
Allen Independent School District General Obligation Unlimited 3,820 5.000 02/15/44 4,073
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/28 514
Arlington Higher Education Finance Corp. Revenue Bonds 785 5.000 12/01/33 803
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 770 4.125 06/15/34 769
Arlington Higher Education Finance Corp. Revenue Bonds 1,275 4.250 08/15/34 1,268
Arlington Higher Education Finance Corp. Revenue Bonds 650 5.000 12/01/34 664
Arlington Higher Education Finance Corp. Revenue Bonds 1,250 5.000 02/15/37 1,363
Arlington Higher Education Finance Corp. Revenue Bonds 550 5.000 08/15/37 614
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.000 02/15/38 1,087
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 08/15/38 556
Arlington Higher Education Finance Corp. Revenue Bonds 1,125 5.000 02/15/39 1,219
Arlington Higher Education Finance Corp. Revenue Bonds 200 4.500 08/15/39 195
Arlington Higher Education Finance Corp. Revenue Bonds 590 5.000 08/15/39 652
Arlington Higher Education Finance Corp. Revenue Bonds 2,500 4.000 02/15/44 2,376
Arlington Higher Education Finance Corp. Revenue Bonds 225 4.750 08/15/44 207
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.000 08/15/49 137

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 385
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arlington Independent School District General Obligation Unlimited (ae) 2,175 5.000 02/15/39 2,180
Austin Community College District General Obligation Limited 750 5.250 08/01/53 790
Barbers Hill Independent School District General Obligation Unlimited 1,625 4.000 02/15/41 1,644
Baytown Municipal Development District Revenue Bonds 1,440 5.000 10/01/38 1,547
Baytown Municipal Development District Revenue Bonds 1,515 5.000 10/01/39 1,621
Bexar County Health Facilities Development Corp. Revenue Bonds 1,765 4.000 07/15/31 1,730
Bexar County Health Facilities Development Corp. Revenue Bonds 1,430 5.000 07/15/33 1,446
Bexar Management and Development Corp. Revenue Bonds (~)(ae)(Ê) 835 3.020 05/10/45 838
Boerne Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,000 4.000 02/01/54 1,029
Cedar Port Navigation and Improvement District General Obligation Unlimited 2,450 4.250 09/01/41 2,383
Central Texas Regional Mobility Authority Revenue Bonds 150 4.000 01/01/40 152
Central Texas Turnpike System Revenue Bonds 2,150 5.000 08/15/39 2,316
Central Texas Turnpike System Revenue Bonds (~)(ae)(Ê) 4,000 5.000 08/15/42 4,344
City of Amarillo Waterworks and Sewer System Revenue Bonds 1,000 4.000 04/01/39 1,021
City of Anna Special Assessment Revenue Bonds (Þ) 314 4.875 09/15/30 319
City of Anna Special Assessment Revenue Bonds (Þ) 825 4.500 09/15/35 847
City of Anna Special Assessment Revenue Bonds (Þ) 705 5.625 09/15/45 723
City of Arlington Special Tax Revenue Bonds (µ) 3,620 5.000 02/15/37 3,765
City of Arlington Special Tax Revenue Bonds (µ) 6,250 5.000 02/15/43 6,457
City of Aubrey Special Assessment (µ) 1,135 5.000 09/01/40 1,236
City of Austin Airport System Revenue Bonds 10,000 5.000 11/15/38 11,157
City of Austin Airport System Revenue Bonds 3,645 5.000 11/15/39 4,036
City of Austin Airport System Revenue Bonds 3,825 5.000 11/15/44 4,031
City of Austin Electric Utility Revenue Bonds 750 5.000 11/15/40 840
City of Austin Special Assessment Revenue Bonds (Þ) 391 4.250 11/01/32 395
City of Austin Water and Wastewater System Revenue Bonds 700 5.000 11/15/38 783
City of Austin Water and Wastewater System Revenue Bonds 500 5.000 11/15/39 557
City of Austin Water and Wastewater System Revenue Bonds 1,000 5.000 11/15/40 1,109
City of Beaumont Waterworks and Sewer System Revenue Bonds (µ) 550 5.000 09/01/41 608
City of Boyd Special Assessment Revenue Bonds (Þ) 1,005 5.125 09/15/43 977
City of Bryan General Obligation Limited 2,520 2.375 08/15/36 2,175
City of Bryan General Obligation Limited 2,580 2.375 08/15/37 2,171
City of Bryan General Obligation Limited 2,640 2.375 08/15/38 2,166
City of Bryan General Obligation Limited 2,705 2.500 08/15/39 2,208
City of Carrollton General Obligation Limited 450 5.000 08/15/38 498
City of Celina Special Assessment Revenue Bonds (Þ) 134 4.375 09/01/27 135
City of Celina Special Assessment Revenue Bonds (Þ) 88 4.500 09/01/27 88
City of Celina Special Assessment Revenue Bonds (Þ) 50 3.625 09/01/30 49
City of Celina Special Assessment Revenue Bonds (Þ) 460 4.375 09/01/30 461
City of Celina Special Assessment Revenue Bonds (Þ) 116 5.000 09/01/30 118
City of Celina Special Assessment Revenue Bonds (Þ) 150 4.375 09/01/31 150
City of Celina Special Assessment Revenue Bonds (Þ) 140 4.625 09/01/31 141
City of Celina Special Assessment Revenue Bonds 350 5.000 09/01/34 389
City of Celina Special Assessment Revenue Bonds 575 4.800 09/01/37 566
City of Celina Special Assessment Revenue Bonds 286 5.000 09/01/37 312
City of Celina Special Assessment Revenue Bonds 492 5.000 09/01/38 535
City of Celina Special Assessment Revenue Bonds (µ) 1,000 5.000 09/01/39 1,083
City of Celina Special Assessment Revenue Bonds (Þ) 230 4.250 09/01/40 207
City of Celina Special Assessment Revenue Bonds (µ) 750 5.000 09/01/45 768
City of College Station General Obligation Limited 2,975 2.000 02/15/35 2,551
City of College Station General Obligation Limited 2,035 2.000 02/15/36 1,681

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
386 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of College Station General Obligation Limited 3,160 2.125 02/15/38 2,519
City of College Station General Obligation Limited 1,295 2.125 02/15/40 978
City of College Station General Obligation Limited 2,370 2.250 02/15/41 1,782
City of Corpus Christi Utility System Revenue Bonds 1,400 5.000 07/15/28 1,485
City of Corpus Christi Utility System Revenue Bonds (µ) 2,000 5.000 07/15/34 2,344
City of Crandall Special Assessment Revenue Bonds (Þ) 50 3.375 09/15/26 50
City of Crandall Special Assessment Revenue Bonds (Þ) 600 4.000 09/15/31 598
City of Crandall Special Assessment Revenue Bonds (Þ) 425 4.500 09/15/35 428
City of Dallas General Obligation Limited 3,985 5.000 02/15/27 4,089
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,105 4.000 08/15/29 1,115
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,400 4.000 08/15/31 1,412
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,890 5.000 09/01/26 1,893
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 205 5.000 08/01/27 207
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 935 5.000 10/01/28 972
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,000 3.050 08/01/30 1,008
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 350 5.000 07/01/42 358
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 665 3.300 01/01/43 670
City of Dayton Special Assessment Revenue Bonds (Þ) 250 4.125 09/01/35 250
City of Denton General Obligation Limited 5,000 4.125 02/15/50 4,604
City of Dripping Springs Special Assessment (Þ) 364 4.500 09/01/30 366
City of Dripping Springs Special Assessment (Þ) 381 4.250 09/01/31 379
City of Dripping Springs Special Assessment 300 4.250 09/01/35 302
City of Ennis TX Special Assessment Revenue Bonds (Þ) 602 4.125 09/15/35 604
City of Fate Special Assessment Revenue Bonds (Þ) 124 3.750 08/15/27 124
City of Fort Worth General Obligation Limited 1,475 2.000 03/01/40 1,072
City of Fort Worth Special Assessment Revenue Bonds (µ) 995 5.000 09/01/44 1,023
City of Fort Worth Water and Sewer System Revenue Bonds 6,045 3.000 02/15/35 5,851
City of Galveston Wharves and Terminal Revenue Bonds 630 5.000 08/01/39 680
City of Galveston Wharves and Terminal Revenue Bonds 550 5.250 08/01/40 601
City of Galveston Wharves and Terminal Revenue Bonds 700 5.250 08/01/41 761
City of Galveston Wharves and Terminal Revenue Bonds 750 5.250 08/01/42 809
City of Galveston Wharves and Terminal Revenue Bonds 600 5.250 08/01/43 640
City of Galveston Wharves and Terminal Revenue Bonds 675 5.250 08/01/44 713
City of Garland Electric Utility System Revenue Bonds (µ) 500 5.000 03/01/41 552
City of Garland Water and Sewer System Revenue Bonds 650 5.000 03/01/38 742
City of Garland Water and Sewer System Revenue Bonds 555 5.000 03/01/39 629
City of Garland Water and Sewer System Revenue Bonds 620 5.000 03/01/40 697
City of Garland Water and Sewer System Revenue Bonds 590 5.000 03/01/41 657
City of Garland Water and Sewer System Revenue Bonds 445 5.000 03/01/42 489
City of Garland Water and Sewer System Revenue Bonds 645 5.000 03/01/44 692
City of Hackberry Special Assessment Contract Revenue Bonds 1,350 4.500 09/01/38 1,324
City of Hackberry Special Assessment Revenue Bonds 1,710 4.625 09/01/37 1,631
City of Hackberry Special Assessment Revenue Bonds 3,763 4.500 09/01/38 3,691
City of Haslet Special Assessment Revenue Bonds (Þ) 100 2.625 09/01/26 99
City of Houston Airport System Revenue Bonds 2,000 5.000 07/01/29 2,114
City of Houston Airport System Revenue Bonds 2,175 5.000 07/01/30 2,296
City of Houston Airport System Revenue Bonds 360 5.000 07/01/31 380
City of Houston Airport System Revenue Bonds 325 5.000 07/01/32 343
City of Houston Airport System Revenue Bonds (µ) 4,730 5.000 07/01/34 5,275
City of Houston Airport System Revenue Bonds (µ) 2,850 5.000 07/01/36 3,146
City of Houston Airport System Revenue Bonds (µ) 2,000 5.000 07/01/37 2,195

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 387
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Houston Airport System Revenue Bonds (µ) 3,000 5.000 07/01/38 3,269
City of Houston Combined Utility System Revenue Bonds 1,690 5.000 11/15/26 1,726
City of Houston Combined Utility System Revenue Bonds (µ) 3,275 2.583 12/01/26 3,206
City of Houston Combined Utility System Revenue Bonds 1,690 5.000 11/15/27 1,771
City of Houston Hotel Occupancy Tax and Special Revenue Bonds 1,070 5.000 09/01/27 1,072
City of Hutto Special Assessment Revenue Bonds (Þ) 109 2.500 09/01/26 108
City of Justin Special Assessment Revenue Bonds (Þ) 570 4.625 09/01/28 575
City of Kyle Special Assessment Revenue Bonds (Þ) 100 2.750 09/01/26 99
City of Kyle Special Assessment Revenue Bonds (Þ) 262 3.625 09/01/27 261
City of Kyle Special Assessment Revenue Bonds (Þ) 85 5.750 09/01/30 88
City of Kyle Special Assessment Revenue Bonds (Þ) 351 4.250 09/01/31 350
City of Kyle Special Assessment Revenue Bonds (Þ) 501 3.875 09/01/32 481
City of Kyle Special Assessment Revenue Bonds (Þ) 2,069 5.125 09/01/46 2,050
City of Laredo Waterworks and Sewer System Revenue Bonds 2,000 4.000 03/01/49 1,804
City of Lavon Special Assessment Revenue Bonds (Þ) 200 5.250 09/15/28 204
City of Lavon Special Assessment Revenue Bonds (µ) 365 3.000 09/15/30 360
City of Lavon Special Assessment Revenue Bonds (µ) 380 3.000 09/15/31 373
City of Lavon Special Assessment Revenue Bonds (Þ) 207 4.250 09/15/31 207
City of Lavon Special Assessment Revenue Bonds (Þ) 985 4.250 09/15/39 905
City of Lavon Special Assessment Revenue Bonds (Þ) 1,100 5.750 09/15/45 1,143
City of Lowry Crossing Special Assessment (Þ) 531 4.250 09/15/30 534
City of Lowry Crossing Special Assessment (Þ) 320 4.750 09/15/35 331
City of Lubbock General Obligation Limited 1,800 5.000 02/15/40 2,004
City of Manor Special Assessment Revenue Bonds (Þ) 233 4.500 09/15/30 235
City of Manor Special Assessment Revenue Bonds (Þ) 310 6.000 09/15/36 312
City of Mesquite Special Assessment Revenue Bonds (Þ) 185 4.750 09/01/28 187
City of Mesquite Special Assessment Revenue Bonds (Þ) 595 5.250 09/01/38 598
City of Mesquite Special Assessment Revenue Bonds (Þ) 816 5.000 09/01/43 782
City of Mesquite Waterworks and Sewer System Revenue Bonds 1,085 5.000 03/01/27 1,116
City of Midlothian Special Assessment Revenue Bonds (Þ) 100 2.875 09/15/26 99
City of Mustang Ridge Special Assessment Revenue Bonds (Þ) 240 5.250 09/01/30 247
City of Oak Point Special Assessment Revenue Bonds (Þ) 309 4.250 09/15/31 308
City of Pilot Point Special Assessment Revenue Bonds (Þ) 269 4.875 09/15/27 272
City of Pilot Point Special Assessment Revenue Bonds (Þ) 500 5.125 09/15/32 513
City of Plano Waterworks and Sewer System Revenue Bonds 1,190 5.000 05/01/38 1,361
City of Plano Waterworks and Sewer System Revenue Bonds 1,250 5.000 05/01/39 1,422
City of Princeton Special Assessment Revenue Bonds (Þ) 111 3.750 09/01/27 111
City of Princeton Special Assessment Revenue Bonds (Þ) 225 4.375 09/01/28 227
City of Princeton Special Assessment Revenue Bonds (Þ) 619 4.250 09/01/30 620
City of Princeton Special Assessment Revenue Bonds (Þ) 289 5.500 09/01/30 298
City of Princeton Special Assessment Revenue Bonds (Þ) 210 2.875 09/01/31 198
City of Princeton Special Assessment Revenue Bonds (Þ) 128 3.000 09/01/31 118
City of Princeton Special Assessment Revenue Bonds (Þ) 280 4.000 09/01/32 277
City of Princeton Special Assessment Revenue Bonds (Þ) 300 4.600 09/01/35 306
City of Royse Special Assessment Revenue Bonds (Þ) 172 5.500 09/15/30 178
City of Royse Special Assessment Revenue Bonds (Þ) 598 4.375 09/15/32 603
City of Royse Special Assessment Revenue Bonds (Þ) 175 4.125 09/15/39 157
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 90
City of Royse Special Assessment Revenue Bonds (Þ) 400 5.375 09/15/44 393
City of Royse Special Assessment Revenue Bonds (Þ) 606 5.750 09/15/45 627
City of Sachse Special Assessment Revenue Bonds (Þ) 659 5.625 09/15/42 668

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
388 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of San Antonio Electric and Gas Systems Revenue Bonds 900 5.000 02/01/41 1,001
City of San Antonio Texas Electric and Gas Systems Revenue Bonds (~)(Ê) 11,775 1.000 02/01/55 11,784
City of Venus Special Assessment Revenue Bonds (Þ) 250 3.125 09/15/31 231
City of Waxahachie General Obligation Limited 1,560 3.000 08/01/41 1,343
City of Waxahachie Special Assessment (Þ) 205 4.875 08/15/27 207
City of Wharton Special Assessment Revenue Bonds (Þ) 530 4.375 09/15/32 531
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 255 3.000 08/15/33 250
Clifton Higher Education Finance Corp. Revenue Bonds 1,500 4.000 08/15/36 1,518
Clifton Higher Education Finance Corp. Revenue Bonds 1,500 4.000 08/15/37 1,512
Clifton Higher Education Finance Corp. Revenue Bonds 195 5.000 08/15/38 214
Clifton Higher Education Finance Corp. Revenue Bonds 1,000 5.000 08/15/39 1,094
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 930 3.000 08/15/40 839
Clifton Higher Education Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,000 4.000 02/15/55 1,047
Club Municipal Management District No. 1 Special Assessment (Þ) 41 2.500 09/01/26 41
Club Municipal Management District No. 1 Special Assessment (Þ) 399 4.375 09/01/31 400
Comal County Water Control and Improvement District No. 6 General Obligation
Unlimited (µ) 1,725 5.250 09/01/30 1,822
Comal County Water Control and Improvement District No. 6 General Obligation
Unlimited (µ) 1,700 4.000 09/01/44 1,561
Comal Independent School District General Obligation Unlimited 5,000 3.000 02/01/39 4,503
Comal Independent School District General Obligation Unlimited 1,000 3.000 02/15/40 909
Conroe Local Government Corp. Revenue Bonds 200 5.000 10/01/35 223
County of Bastrop Special Assessment Revenue Bonds (Þ) 311 4.375 09/01/30 312
County of Harris General Obligation Unlimited 1,000 4.000 09/15/42 1,005
County of Harris General Obligation Unlimited 1,315 4.000 09/15/43 1,303
County of Montgomery Special Assessment 453 4.375 09/15/32 457
County of Travis General Obligation Limited 160 4.000 03/01/43 160
County of Travis General Obligation Unlimited 185 4.000 03/01/44 181
County of Wise General Obligation Limited 210 5.000 02/15/26 210
County of Wise General Obligation Limited 220 5.000 02/15/27 226
County of Wise General Obligation Limited 210 5.000 02/15/28 221
Crandall Economic Development Corp. Revenue Bonds (µ) 275 5.000 08/15/40 292
Crandall Independent School District General Obligation Unlimited 1,350 5.000 08/15/53 1,390
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 390 5.000 08/15/35 425
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 350 5.000 08/15/37 383
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 500 5.000 08/15/40 534
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 555 5.000 08/15/41 594
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 800 5.000 08/15/47 819
Cypress-Fairbanks Independent School District General Obligation Unlimited 3,000 2.250 02/15/41 2,272
Dallas Fort Worth International Airport Revenue Bonds 4,000 5.000 11/01/36 4,507
Dallas Fort Worth International Airport Revenue Bonds 1,000 4.000 11/01/39 1,014
Dallas Fort Worth International Airport Revenue Bonds 3,500 4.000 11/01/41 3,505
Dallas Fort Worth International Airport Revenue Bonds 1,255 4.000 11/01/45 1,183
Dallas Fort Worth International Airport Revenue Bonds 5,000 4.000 11/01/46 4,659
Dallas Independent School District General Obligation Unlimited 3,280 2.000 02/15/42 2,251
Denton Independent School District General Obligation Unlimited 1,320 5.000 08/15/26 1,339
Denton Independent School District General Obligation Unlimited (~)(ae)(Ê) 4,895 4.000 08/15/55 5,118
Eagle Mountain and Saginaw Independent School District General Obligation
Unlimited (~)(ae)(Ê) 600 4.000 08/01/50 614
East Montgomery County Improvement District Sales Tax Revenue Bonds (µ) 720 5.000 08/15/40 798

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 389
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
East Montgomery County Improvement District Sales Tax Revenue Bonds (µ) 750 5.000 08/15/41 823
East Montgomery County Improvement District Sales Tax Revenue Bonds (µ) 725 5.000 08/15/42 786
Edinburg Economic Development Corp. Revenue Bonds 150 3.125 08/15/36 122
Edinburg Economic Development Corp. Revenue Bonds 125 3.250 08/15/41 92
El Paso County Hospital District General Obligation Limited 790 5.000 08/15/28 807
El Paso County Hospital District General Obligation Limited 1,010 5.000 08/15/30 1,029
El Paso Independent School District General Obligation Limited (~)(ae)(Ê) 500 5.000 02/01/40 501
El Paso Independent School District General Obligation Unlimited 2,000 5.000 08/15/35 2,298
El Paso Independent School District General Obligation Unlimited 3,500 5.000 08/15/36 3,992
El Paso Independent School District General Obligation Unlimited 4,500 5.000 08/15/37 5,093
El Paso Independent School District General Obligation Unlimited 3,340 5.000 08/15/38 3,755
El Paso Independent School District General Obligation Unlimited 3,550 5.000 08/15/39 3,961
Forney Independent School District General Obligation Unlimited 1,000 5.000 08/15/40 1,128
Forney Independent School District General Obligation Unlimited 1,000 5.250 08/15/43 1,115
Fort Bend County Municipal Utility District No. 134B General Obligation Unlimited
(µ) 1,980 6.000 03/01/29 2,081
Fort Bend County Municipal Utility District No. 182 General Obligation Unlimited
(µ) 1,590 2.750 09/01/42 1,220
Fort Bend Independent School District General Obligation Unlimited (~)(ae)(Ê) 6,745 4.000 08/01/54 6,907
Frisco Independent School District General Obligation Unlimited 325 5.000 02/15/35 370
Frisco Independent School District General Obligation Unlimited 570 5.000 02/15/36 644
Frisco Independent School District General Obligation Unlimited 1,000 5.000 02/15/37 1,125
FW Ramble Public Facility Corp. Revenue Bonds 1,000 4.000 10/01/35 1,001
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 6,160 5.000 07/01/34 7,140
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 5,905 5.000 05/15/50 6,435
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(Ê) 12,000 3.200 12/01/60 12,000
Harris County Municipal Utility District No. 489 General Obligation Unlimited (µ) 2,960 6.500 09/01/29 3,184
Harris County Municipal Utility District No. 490 General Obligation Unlimited (µ) 1,000 4.500 03/01/46 983
Harris County Toll Road Authority (The) Revenue Bonds (~)(ae)(Ê) 2,075 4.050 11/01/50 2,150
Harrisburg Redevelopment Authority Tax Allocation (µ) 100 5.000 09/01/27 103
Harrisburg Redevelopment Authority Tax Allocation (µ) 100 5.000 09/01/28 106
Harrisburg Redevelopment Authority Tax Allocation (µ) 115 5.000 09/01/29 124
Harrisburg Redevelopment Authority Tax Allocation (µ) 115 5.000 09/01/30 126
Harrisburg Redevelopment Authority Tax Allocation (µ) 100 5.000 09/01/31 111
Hays Consolidated Independent School District General Obligation Unlimited 2,000 5.000 02/15/39 2,281
Highland Park Independent School District/Potter County General Obligation
Unlimited 650 5.250 02/15/39 738
Highland Park Independent School District/Potter County General Obligation
Unlimited 2,195 5.250 02/15/40 2,477
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.000 08/15/28 1,603
Houston Higher Education Finance Corp. Revenue Bonds 60 3.375 10/01/37 53
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.125 10/01/51 1,538
Houston Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,050 3.650 02/01/48 1,064
Jacksboro Independent School District General Obligation Unlimited (~)(ae)(Ê) 680 4.000 02/15/48 700
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 350 4.375 09/01/30 352
Karnes County Hospital District Revenue Bonds (~)(ae)(Ê) 1,150 5.000 02/01/44 1,232
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited
(µ) 250 4.000 09/01/39 252
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited
(µ) 1,105 4.250 09/01/43 1,093
Kennedale Independent School District General Obligation Unlimited 450 5.000 02/15/38 505
Kermit Independent School District General Obligation Unlimited 2,500 5.000 02/15/48 2,594
Kermit Independent School District General Obligation Unlimited 1,000 5.000 02/15/53 1,032
La Feria Independent School District General Obligation Unlimited 650 5.000 02/15/41 717

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
390 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
La Feria Independent School District General Obligation Unlimited 550 5.000 02/15/43 593
Laredo Independent School District General Obligation Unlimited 1,250 5.000 08/01/26 1,266
Lewisville Independent School District General Obligation Unlimited 7,150 5.000 08/15/43 7,688
Lower Colorado River Authority Revenue Bonds (µ) 3,500 5.000 05/15/41 3,860
Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds (~)(Ê) 1,180 3.200 11/01/38 1,180
Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds (~)(Ê) 440 3.200 05/01/46 440
Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds (~)(Ê) 2,410 3.200 11/01/51 2,410
Lubbock Housing Finance Corp. (The) Revenue Bonds 1,500 2.800 03/01/29 1,500
Lubbock Independent School District General Obligation Unlimited 1,000 4.000 02/15/40 1,006
Matagorda County Navigation District No. 1 Revenue Bonds 2,850 2.600 11/01/29 2,772
Medina Valley Independent School District General Obligation Unlimited (~)(Ê) 755 2.850 02/15/49 755
Mesquite Housing Finance Corp. (The) Revenue Bonds (~)(ae)(Ê) 2,000 3.350 08/01/29 2,018
Mitchell County Hospital District General Obligation Limited 70 5.250 02/15/30 70
Mitchell County Hospital District General Obligation Limited 55 5.375 02/15/35 54
Montgomery County Toll Road Authority Revenue Bonds 1,370 5.000 09/15/32 1,372
Montgomery County Toll Road Authority Revenue Bonds 1,340 5.000 09/15/37 1,342
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 5.000 11/01/26 101
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 515 4.000 08/15/27 513
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 5.000 11/01/27 103
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 535 4.000 08/15/28 533
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 130 5.000 11/01/28 136
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.000 11/01/29 186
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 930 4.000 08/15/30 922
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,200 4.250 10/01/30 1,211
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 5.000 11/01/30 269
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 150 4.000 07/01/31 151
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/31 513
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,215 4.000 08/15/31 1,199
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 165 5.000 11/01/31 179
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 130 4.000 07/01/32 131
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 250 5.000 07/01/32 256
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 860 5.000 11/01/32 941
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 300 5.000 07/01/33 308
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 210 5.000 11/01/33 231
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,205 4.000 08/15/34 1,190
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 180 5.000 11/01/34 199
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,160 5.000 04/01/35 1,163
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 185 5.000 11/01/35 204
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 455 4.000 08/15/36 428
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/38 513
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/39 1,006
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 2,250 5.250 08/15/40 2,550
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 370 4.000 08/15/41 325
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 5,000 5.250 08/15/42 5,558
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 770 5.000 12/01/49 687
North Texas Municipal Water District Water System Revenue Bonds 5,125 5.000 09/01/29 5,601
North Texas Municipal Water District Water System Revenue Bonds 1,600 3.000 09/01/32 1,600
North Texas Municipal Water District Water System Revenue Bonds 4,000 5.000 09/01/32 4,604
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/32 1,021
North Texas Tollway Authority Revenue Bonds (µ) 1,000 3.303 01/01/36 725
North Texas Tollway Authority Revenue Bonds 900 3.526 01/01/37 617

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 391
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Texas Tollway Authority Revenue Bonds 1,895 4.000 01/01/37 1,923
North Texas Tollway Authority Revenue Bonds (µ) 1,085 3.656 01/01/38 707
North Texas Tollway Authority Revenue Bonds 50 4.000 01/01/40 50
North Texas Tollway Authority Revenue Bonds 7,925 4.000 01/01/44 7,569
Northside Independent School District General Obligation Unlimited (~)(ae)(Ê) 980 3.000 08/01/53 982
Northside Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,955 3.450 08/01/54 1,961
Pasadena Independent School District General Obligation Unlimited (~)(ae)(Ê) 5,750 3.230 02/15/44 5,810
Pearland Independent School District General Obligation Unlimited (ae) 1,500 5.250 02/15/32 1,501
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,275 5.000 02/15/35 1,325
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,650 5.000 02/15/38 1,652
Pecos Barstow Toyah Independent School District General Obligation Unlimited 650 5.000 02/15/39 651
Pecos Barstow Toyah Independent School District General Obligation Unlimited 4,695 5.000 02/15/41 4,700
Pecos Barstow Toyah Independent School District General Obligation Unlimited (ae) 2,425 5.000 02/15/42 2,427
Pecos Barstow Toyah Independent School District General Obligation Unlimited (ae) 1,675 5.000 02/15/43 1,677
Pflugerville Independent School District General Obligation Unlimited 3,245 4.000 02/15/45 3,151
Plainview Independent School District General Obligation Unlimited (~)(ae)(Ê) 425 4.000 02/15/50 429
Ponder Independent School District General Obligation Unlimited (~)(ae)(Ê) 700 4.000 02/15/51 717
Pottsboro Independent School District General Obligation Unlimited (~)(ae)(Ê) 750 4.000 02/15/52 765
Prosper Independent School District General Obligation Unlimited 2,000 3.000 02/15/40 1,848
Prosper Independent School District General Obligation Unlimited (~)(ae)(Ê) 525 4.000 02/15/50 529
Reagan Hospital District of Reagan County General Obligation Limited 410 5.000 02/01/29 410
Reagan Hospital District of Reagan County General Obligation Limited 2,500 5.000 02/01/34 2,500
Sabine-Neches Navigation District General Obligation Limited 500 5.250 02/15/36 558
Sabine-Neches Navigation District General Obligation Limited 650 5.250 02/15/38 722
San Antonio Housing Trust Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 665 5.000 10/01/28 692
San Antonio Housing Trust Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 420 3.450 07/01/29 424
San Antonio Municipal Facilities Corp. Revenue Bonds (~)(ae)(Ê) 675 5.000 08/01/50 702
San Antonio Water System Revenue Bonds 680 5.000 05/15/39 770
Sherman Independent School District General Obligation Unlimited 2,850 5.000 02/15/39 3,240
Sherman Independent School District General Obligation Unlimited 6,000 5.000 02/15/53 6,165
SMHA Finance Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 1,035 3.700 07/01/28 1,049
South Manvel Development Authority Tax Allocation 235 4.500 04/01/30 237
South Manvel Development Authority Tax Allocation 325 5.000 04/01/38 325
South Manvel Development Authority Tax Allocation 290 4.500 04/01/39 295
Southwest Houston Redevelopment Authority Revenue Bonds (µ) 85 4.000 09/01/36 87
Southwest Houston Redevelopment Authority Tax Allocation (µ) 1,300 5.000 09/01/33 1,336
Southwest Houston Redevelopment Authority Tax Allocation Revenue Bonds (µ) 55 4.000 09/01/34 57
Spring Independent School District General Obligation Unlimited 5,000 4.000 08/15/40 5,095
State of Texas General Obligation Unlimited 1,350 5.000 08/01/40 1,353
Strategic Housing Finance Corp. of Travis County Revenue Bonds (~)(ae)(Ê) 905 3.350 03/01/46 908
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 200 5.000 07/01/26 202
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 300 5.000 07/01/27 311
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 350 5.000 07/01/28 370
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.000 10/01/31 191
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 4,650 5.000 11/15/40 5,261
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 1,000 5.000 11/15/41 1,114
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 310 5.000 10/01/44 314
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(Ê) 5,000 2.550 11/15/50 5,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(Ê) 3,000 5.000 11/15/51 3,395
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 10,500 5.000 11/15/64 11,748
Tarrant County Hospital District General Obligation Limited 2,510 4.000 08/15/43 2,426

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
392 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tarrant County Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,125 5.000 03/01/27 1,127
Texas Department of Housing and Community Affairs Revenue Bonds (~)(ae)(Ê) 2,000 3.050 09/01/29 2,009
Texas Department of Housing and Community Affairs Revenue Bonds (~)(ae)(Ê) 665 5.000 03/01/41 666
Texas Department of Housing and Community Affairs Revenue Bonds 5,920 3.500 07/01/52 5,908
Texas Department of Housing and Community Affairs Revenue Bonds 8,215 5.500 09/01/52 8,767
Texas Department of Housing and Community Affairs Revenue Bonds 15,000 5.500 07/01/53 16,146
Texas Department of Housing and Community Affairs Revenue Bonds 5,865 5.750 01/01/56 6,496
Texas Department of Housing and Community Affairs Revenue Bonds 4,000 6.250 01/01/56 4,530
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds 740 6.250 12/15/26 760
Texas Municipal Gas Acquisition and Supply Corp. II Revenue Bonds (~)(Ê) 525 2.830 09/15/27 521
Texas Municipal Gas Acquisition and Supply Corp. II Revenue Bonds (~)(Ê) 19,710 3.319 09/15/27 19,806
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds 4,305 5.000 12/15/28 4,517
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds 4,520 5.000 12/15/32 4,920
Texas Municipal Gas Acquisition and Supply Corp. V Revenue Bonds (~)(ae)(Ê) 15,500 5.000 01/01/55 16,751
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 6,890 5.000 12/31/32 7,395
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,120 4.000 06/30/33 1,153
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,325 5.000 12/31/36 2,466
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 505 4.000 12/31/38 506
Texas Public Finance Authority Revenue Bonds (µ) 600 5.250 05/01/39 672
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/41 559
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/42 556
Texas Water Development Board Revenue Bonds 1,215 4.000 10/15/40 1,215
Texas Water Development Board Revenue Bonds 4,080 4.000 10/15/43 3,983
Tomball Independent School District General Obligation Unlimited 4,750 3.875 02/15/36 4,999
Town of Flower Mound Special Assessment Revenue Bonds (Þ) 750 3.250 09/01/31 725
Town of Flower Mound Special Assessment Revenue Bonds (Þ) 800 3.500 09/01/36 714
Town of Little Elm Special Assessment Revenue Bonds (Þ) 708 3.125 09/01/41 546
Travis County Development Authority Special Assessment (Þ) 492 4.500 09/01/31 495
Travis County Development Authority Special Assessment (Þ) 497 4.250 09/01/32 496
Travis County Development Authority Special Assessment (Þ) 302 4.750 09/01/32 306
Travis County Development Authority Special Assessment (Þ) 600 5.000 09/01/44 593
Travis County Development Authority Special Assessment 688 5.000 09/01/44 677
Travis County Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 725 3.400 01/01/59 735
Uptown Development Authority Tax Allocation 150 3.000 09/01/34 138
Uptown Development Authority Tax Allocation 820 5.000 09/01/35 824
Viridian Municipal Management District Special Assessment 316 3.750 12/01/27 312
Viridian Municipal Management District Special Assessment 2,013 4.125 12/01/37 1,910
Westpointe Special Improvement District General Obligation Limited (µ) 455 5.000 08/15/37 498
Westpointe Special Improvement District General Obligation Limited (µ) 1,000 4.500 08/15/38 1,048
Westpointe Special Improvement District General Obligation Limited (µ) 550 5.000 08/15/41 590
Westpointe Special Improvement District General Obligation Limited (µ) 1,055 5.000 08/15/45 1,088
Westpointe Special Improvement District General Obligation Limited (µ) 2,090 5.000 08/15/49 2,135
Westside 211 Special Improvement District General Obligation Limited 295 2.125 08/15/30 276
Westside 211 Special Improvement District General Obligation Limited 310 3.000 08/15/32 300
Westside 211 Special Improvement District General Obligation Limited 875 5.250 08/15/38 955
Westside 211 Special Improvement District General Obligation Limited (µ) 400 5.000 08/15/40 428
Westside 211 Special Improvement District General Obligation Limited (µ) 500 5.000 08/15/45 519
White Settlement Independent School District General Obligation Unlimited 1,000 5.000 08/15/28 1,002
651,064
Utah - 1.6%
Black Ridge Infrastructure Financing District Special Assessment 3,090 5.500 12/01/40 3,019

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 393
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Salt Lake Airport Revenue Bonds 1,500 5.000 07/01/43 1,540
City of Salt Lake City Public Utilities Revenue Bonds 9,210 5.000 02/01/52 9,444
City of Salt Lake City Public Utilities Revenue Bonds 4,125 5.250 02/01/55 4,356
Copper Rim Infrastructure Financing District Special Assessment (Þ) 340 6.125 12/01/54 349
County of Utah Revenue Bonds 9,530 5.000 05/15/46 9,553
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 1,150 5.000 06/01/35 1,345
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 1,650 5.000 06/01/36 1,779
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 1,000 5.000 06/01/37 1,146
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 1,605 5.000 06/01/39 1,810
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 2,855 5.250 06/01/41 3,230
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 825 5.250 06/01/42 925
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 4,000 5.250 06/01/44 4,380
Intermountain Power Agency Revenue Bonds 1,285 5.000 07/01/34 1,458
Intermountain Power Agency Revenue Bonds 1,600 5.000 07/01/36 1,812
Intermountain Power Agency Revenue Bonds 1,610 5.000 07/01/39 1,783
Intermountain Power Agency Revenue Bonds 1,215 5.000 07/01/41 1,307
Intermountain Power Agency Revenue Bonds 1,385 5.000 07/01/42 1,481
Intermountain Power Agency Revenue Bonds 770 5.000 07/01/43 818
Intermountain Power Agency Revenue Bonds 3,365 5.250 07/01/43 3,650
Jordan School District General Obligation Unlimited 2,750 5.000 06/15/27 2,853
Mida Cormont Public Infrastructure District General Obligation Limited (Þ) 500 6.250 06/01/55 519
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 500 5.500 06/15/39 509
Nebo School District General Obligation Unlimited 1,785 2.000 07/01/32 1,629
Ogden City School District Municipal Building Authority Revenue Bonds 225 5.000 01/15/28 236
Point Phase 1 Public Infrastructure District No. 1 Revenue Bonds 1,000 5.125 03/01/35 1,076
Utah Housing Corp. Revenue Bonds (~)(ae)(Ê) 455 3.400 02/01/28 460
Utah Housing Corp. Revenue Bonds (~)(ae)(Ê) 565 3.700 08/01/43 568
Utah Housing Corp. Revenue Bonds 3,410 6.500 07/01/55 3,821
Utah Housing Corp. Revenue Bonds 8,080 6.750 07/01/55 9,351
Utah Infrastructure Agency Revenue Bonds 4,260 5.000 10/15/29 4,368
Utah Infrastructure Agency Revenue Bonds 155 5.000 10/15/30 163
Utah Infrastructure Agency Revenue Bonds 250 4.000 10/15/31 257
Utah Infrastructure Agency Revenue Bonds 1,650 5.000 10/15/32 1,693
Utah Infrastructure Agency Revenue Bonds 1,785 5.250 10/15/33 1,828
Utah Infrastructure Agency Revenue Bonds 2,585 5.500 10/15/33 2,834
Utah Infrastructure Agency Revenue Bonds 1,000 5.000 10/15/34 1,026
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/36 994
Utah Infrastructure Agency Revenue Bonds 1,500 4.000 10/15/39 1,415
Utah Infrastructure Agency Revenue Bonds 1,215 5.000 10/15/40 1,230
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/42 887
Utah State Charter School Finance Authority Revenue Bonds (µ) 1,110 4.000 04/15/35 1,126
Utah State Charter School Finance Authority Revenue Bonds 1,435 4.000 04/15/40 1,395
Utah State Charter School Finance Authority Revenue Bonds 1,000 5.000 10/15/46 1,000
Utah Transit Authority Revenue Bonds 2,475 5.000 12/15/43 2,704
99,127
Vermont - 0.0%
University of Vermont and State Agricultural College Revenue Bonds 925 5.000 10/01/43 951
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 750 4.375 06/01/52 757
Vermont Educational and Health Buildings Financing Agency Revenue Bonds (Þ) 550 5.500 10/01/43 491
Vermont Housing Finance Agency Revenue Bonds 263 4.750 11/01/48 265
2,464

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
394 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Virgin Islands - 0.5%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 6,000 5.000 10/01/26 6,059
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 14,870 5.000 10/01/27 15,186
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,150 5.000 10/01/28 4,285
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,035 5.000 10/01/30 4,222
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 550 5.000 10/01/39 573
Virgin Islands Public Finance Authority Revenue Bonds (µ) 580 5.000 10/01/32 586
Virgin Islands Transportation and Infrastructure Corp. Revenue Bonds 1,000 5.000 09/01/43 1,074
31,985
Virginia - 1.5%
Arlington County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 2,125 2.950 09/01/49 2,132
Arlington County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,300 5.000 07/01/53 1,424
Ballston Quarter Community Development Authority Tax Allocation 140 5.000 03/01/26 140
Ballston Quarter Community Development Authority Tax Allocation 382 5.500 03/01/46 394
Ballston Quarter Community Development Authority Tax Allocation 916 0.355 03/01/59 815
Chesapeake Bay Bridge and Tunnel District Revenue Bonds (µ) 3,760 5.000 07/01/41 3,776
Chesapeake Redevelopment and Housing Authority Revenue Bonds (~)(ae)(Ê) 850 5.000 05/01/43 855
City of Harrisonburg General Obligation Unlimited 1,255 1.750 07/15/36 1,003
Fairfax County Industrial Development Authority Revenue Bonds 5,770 4.000 05/15/44 5,629
FHLMC Multifamily VRD Certificates Revenue Bonds (~)(Ê) 14,892 4.759 08/25/41 15,272
FHLMC Multifamily VRD Certificates Revenue Bonds (~)(Ê) 14,936 4.837 03/25/42 15,934
Hampton Roads Transportation Accountability Commission Revenue Bonds 5,015 5.000 07/01/26 5,070
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 750 5.000 07/01/36 845
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 700 5.000 07/01/37 784
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 950 5.000 07/01/38 1,044
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 2,000 5.250 07/01/48 2,101
Louisa Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 4,250 3.800 11/01/35 4,305
Salem Economic Development Authority Revenue Bonds 775 5.000 04/01/35 812
Salem Economic Development Authority Revenue Bonds 55 4.000 04/01/39 52
Salem Economic Development Authority Revenue Bonds 35 4.000 04/01/40 33
Salem Economic Development Authority Revenue Bonds 400 5.500 04/01/45 424
Virginia Beach Development Authority Revenue Bonds 825 5.375 09/01/29 833
Virginia College Building Authority Revenue Bonds 350 5.000 06/01/30 375
Virginia College Building Authority Revenue Bonds 125 4.000 06/01/36 124
Virginia College Building Authority Revenue Bonds 300 6.000 06/01/50 318
Virginia Commonwealth Transportation Board Revenue Bonds 2,065 5.000 05/15/27 2,138
Virginia Housing Development Authority Revenue Bonds 950 4.650 12/01/44 958
Virginia Housing Development Authority Revenue Bonds 1,510 3.100 12/01/45 1,177
Virginia Public Building Authority Revenue Bonds 3,740 5.000 08/01/29 3,747
Virginia Small Business Financing Authority Revenue Bonds 510 5.000 10/01/36 571
Virginia Small Business Financing Authority Revenue Bonds 550 5.000 10/01/37 614
Williamsburg Economic Development Authority Revenue Bonds (µ) 2,270 4.000 07/01/42 2,252
Winchester Economic Development Authority Revenue Bonds 275 5.000 01/01/40 302
Winchester Economic Development Authority Revenue Bonds 1,035 5.000 01/01/41 1,127
Winchester Economic Development Authority Revenue Bonds 420 5.000 01/01/42 453
Wise County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 3,500 3.125 10/01/40 3,565
Wise County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 11,500 3.800 11/01/40 11,659
York County Economic Development Authority Pollution Control Revenue Bonds (~)
(ae)(Ê) 2,350 3.650 05/01/33 2,383
95,440
Washington - 1.7%
Central Puget Sound Regional Transit Authority Revenue Bonds 3,850 5.000 11/01/41 3,896

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 395
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Seattle Drainage and Wastewater Revenue Bonds 1,625 4.000 07/01/35 1,655
City of Seattle Drainage and Wastewater Revenue Bonds 1,825 4.000 09/01/36 1,934
City of Seattle Drainage and Wastewater Revenue Bonds 500 4.000 09/01/37 526
City of Seattle Municipal Light and Power Revenue Bonds 2,355 4.000 07/01/41 2,369
City of Tacoma Electric System Revenue Bonds 1,645 5.250 01/01/50 1,769
County of King Sewer Revenue Bonds (~)(ae)(Ê) 14,275 2.510 01/01/40 14,251
County of Pierce General Obligation Limited 2,040 2.600 07/01/36 1,837
County of Snohomish General Obligation Limited 3,500 2.000 12/01/33 3,083
Energy Northwest Revenue Bonds 1,685 5.000 07/01/26 1,703
Energy Northwest Revenue Bonds 1,600 5.000 07/01/27 1,661
Energy Northwest Revenue Bonds 1,170 4.000 07/01/42 1,179
Energy Northwest Revenue Bonds 2,825 5.000 07/01/42 3,161
Grant County Public Hospital District No. 2 General Obligation Unlimited 5,000 5.000 12/01/38 5,242
Grant County Public Hospital District No. 2 General Obligation Unlimited 500 5.500 12/01/39 541
King County School District No. 414 Lake Washington General Obligation Unlimited 650 5.000 12/01/34 681
Pierce County School District No. 403 Bethel General Obligation Unlimited 2,020 5.000 12/01/42 2,219
Pierce County School District No. 403 Bethel General Obligation Unlimited 1,300 5.000 12/01/43 1,412
Port of Seattle General Obligation Limited 7,630 5.000 06/01/43 8,128
Port of Seattle Revenue Bonds 5,495 4.000 08/01/47 4,880
Port of Seattle Washington Revenue Bonds 4,000 5.000 08/01/36 4,402
Skagit County Public Hospital District No. 1 Revenue Bonds 900 5.500 12/01/42 960
State of Washington General Obligation Unlimited 2,550 5.000 02/01/26 2,550
State of Washington General Obligation Unlimited 4,715 5.000 06/01/38 5,107
State of Washington General Obligation Unlimited 1,820 5.000 02/01/39 1,895
State of Washington General Obligation Unlimited 1,300 5.000 02/01/41 1,344
State of Washington General Obligation Unlimited 3,000 5.000 07/01/41 3,338
State of Washington General Obligation Unlimited 1,250 5.000 08/01/47 1,319
Washington Health Care Facilities Authority Revenue Bonds 1,275 5.000 08/01/38 1,322
Washington Health Care Facilities Authority Revenue Bonds 1,650 4.000 03/01/41 1,631
Washington Health Care Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,500 4.000 10/01/42 1,567
Washington Health Care Facilities Authority Revenue Bonds (~)(µ)(ae)(Ê) 2,000 5.000 08/15/55 2,159
Washington State Convention Center Public Facilities District Revenue Bonds 2,940 4.000 07/01/31 3,058
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,905 4.000 07/01/36 1,941
Washington State Convention Center Public Facilities District Revenue Bonds 500 5.000 07/01/43 505
Washington State Housing Finance Commission Revenue Bonds (Þ) 1,100 4.200 07/01/30 1,103
Washington State Housing Finance Commission Revenue Bonds (Þ) 625 4.500 07/01/30 625
Washington State Housing Finance Commission Revenue Bonds (Þ) 1,450 4.500 07/01/31 1,453
Washington State Housing Finance Commission Revenue Bonds (µ)(Þ) 1,250 5.000 07/01/36 1,340
Washington State Housing Finance Commission Revenue Bonds (µ)(Þ) 1,500 5.000 07/01/37 1,589
Washington State Housing Finance Commission Revenue Bonds 265 5.000 07/01/38 280
Washington State Housing Finance Commission Revenue Bonds (Þ) 215 5.625 07/01/38 231
Washington State Housing Finance Commission Revenue Bonds (~)(Ê) 3,717 4.084 03/20/40 3,661
Washington State Housing Finance Commission Revenue Bonds (~)(Ê) 2,490 4.079 11/20/41 2,416
107,923
West Virginia - 0.6%
County of Ohio Special District Excise Tax Revenue Bonds (µ) 1,500 5.250 06/01/45 1,577
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 145 7.000 06/01/43 153
State of West Virginia General Obligation Unlimited 1,850 5.000 06/01/35 1,941
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 4,175 3.375 03/01/40 4,231
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 1,500 3.700 12/01/42 1,531
West Virginia Hospital Finance Authority Revenue Bonds (µ) 2,380 5.000 01/01/28 2,512

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
396 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Virginia Hospital Finance Authority Revenue Bonds 375 5.000 09/01/29 399
West Virginia Hospital Finance Authority Revenue Bonds 725 5.000 09/01/30 768
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 09/01/32 507
West Virginia Hospital Finance Authority Revenue Bonds 230 5.000 01/01/34 231
West Virginia Hospital Finance Authority Revenue Bonds 270 5.000 01/01/35 270
West Virginia Hospital Finance Authority Revenue Bonds 3,270 5.000 06/01/37 3,670
West Virginia Hospital Finance Authority Revenue Bonds 4,000 5.000 06/01/39 4,415
West Virginia Hospital Finance Authority Revenue Bonds 2,000 5.000 06/01/40 2,187
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,750 5.000 09/01/40 1,882
West Virginia Hospital Finance Authority Revenue Bonds 2,730 5.250 06/01/43 2,961
West Virginia Hospital Finance Authority Revenue Bonds 3,000 5.250 06/01/44 3,217
West Virginia Hospital Finance Authority Revenue Bonds 1,750 5.250 06/01/45 1,857
West Virginia Housing Development Fund Revenue Bonds (~)(ae)(Ê) 400 5.000 08/01/27 411
West Virginia Housing Development Fund Revenue Bonds 1,000 4.350 11/01/39 1,022
West Virginia Housing Development Fund Revenue Bonds 1,000 4.700 11/01/44 1,008
West Virginia University Revenue Bonds (~)(ae)(Ê) 2,525 5.000 10/01/41 2,744
39,494
Wisconsin - 1.7%
City of Milwaukee General Obligation Unlimited (µ) 1,375 5.000 04/01/26 1,380
City of Shawano Electric System Revenue Bonds (µ) 1,415 5.000 05/01/35 1,581
Hudson School District General Obligation Unlimited 1,050 2.250 03/01/27 1,036
Marinette School District General Obligation Unlimited (µ) 1,785 1.650 03/01/33 1,530
Monroe School District General Obligation Unlimited (µ) 1,265 4.000 03/01/41 1,271
Public Finance Authority Revenue Bonds 790 4.000 01/01/29 797
Public Finance Authority Revenue Bonds 1,000 5.000 01/01/30 1,086
Public Finance Authority Revenue Bonds (Þ) 450 4.000 06/15/30 448
Public Finance Authority Revenue Bonds (Þ) 1,320 4.000 04/01/32 1,323
Public Finance Authority Revenue Bonds (Þ) 455 4.000 06/15/32 449
Public Finance Authority Revenue Bonds (µ) 25 4.000 07/01/33 25
Public Finance Authority Revenue Bonds (Þ) 500 4.000 07/15/33 499
Public Finance Authority Revenue Bonds 800 4.250 06/15/34 828
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/34 20
Public Finance Authority Revenue Bonds (Þ) 1,300 4.000 07/15/34 1,304
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/34 1,039
Public Finance Authority Revenue Bonds (Þ) 795 5.000 12/15/34 830
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/35 20
Public Finance Authority Revenue Bonds 235 5.000 07/01/35 244
Public Finance Authority Revenue Bonds (Þ) 200 5.000 12/01/35 203
Public Finance Authority Revenue Bonds (Þ) 130 5.000 12/15/35 135
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/36 30
Public Finance Authority Revenue Bonds 40 5.000 07/01/36 41
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/37 30
Public Finance Authority Revenue Bonds 260 5.000 07/01/37 267
Public Finance Authority Revenue Bonds 620 4.000 11/15/37 621
Public Finance Authority Revenue Bonds 1,775 5.200 12/01/37 1,830
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/38 35
Public Finance Authority Revenue Bonds 65 5.000 07/01/38 66
Public Finance Authority Revenue Bonds 100 5.000 01/01/39 105
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/39 34
Public Finance Authority Revenue Bonds 40 5.000 07/01/39 41
Public Finance Authority Revenue Bonds (Þ) 250 4.000 07/15/39 234

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 397
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (Þ) 400 5.000 10/01/39 409
Public Finance Authority Revenue Bonds (Þ) 1,300 5.000 12/15/39 1,312
Public Finance Authority Revenue Bonds 125 5.000 01/01/40 131
Public Finance Authority Revenue Bonds (Þ) 1,500 5.500 06/01/40 1,591
Public Finance Authority Revenue Bonds 400 5.000 06/15/40 430
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/40 33
Public Finance Authority Revenue Bonds 40 5.000 07/01/40 40
Public Finance Authority Revenue Bonds 4,960 5.000 03/01/41 4,962
Public Finance Authority Revenue Bonds 125 4.000 07/01/41 113
Public Finance Authority Revenue Bonds 65 5.000 07/01/41 63
Public Finance Authority Revenue Bonds (~)(ae)(Ê) 635 4.000 10/01/41 683
Public Finance Authority Revenue Bonds (Þ) 750 4.000 06/15/42 655
Public Finance Authority Revenue Bonds 370 5.250 06/01/45 374
Public Finance Authority Revenue Bonds 475 5.250 06/15/45 495
Public Finance Authority Revenue Bonds (Þ) 325 6.500 06/15/45 323
Public Finance Authority Revenue Bonds (Þ) 2,585 6.000 11/15/45 2,499
Public Finance Authority Revenue Bonds 250 5.350 12/01/45 258
Public Finance Authority Revenue Bonds (Þ) 200 6.000 12/15/45 205
Public Finance Authority Revenue Bonds 6,120 5.000 03/01/46 6,123
Public Finance Authority Revenue Bonds 725 5.250 11/15/50 728
Public Finance Authority Revenue Bonds 600 5.500 06/01/55 600
Public Finance Authority Revenue Bonds (~)(Ê) 3,200 3.050 10/01/55 3,200
Racine Unified School District General Obligation Unlimited (µ) 250 5.000 04/01/39 276
Racine Unified School District General Obligation Unlimited (µ) 585 5.000 04/01/40 644
Racine Unified School District General Obligation Unlimited (µ) 350 5.000 04/01/41 383
University of Wisconsin Hospitals & Clinics Revenue Bonds (~)(Ê) 15,875 3.200 04/01/54 15,875
Wisconsin Health and Educational Facilities Authority Revenue Bonds (Þ) 2,605 5.000 08/01/27 2,611
Wisconsin Health and Educational Facilities Authority Revenue Bonds 640 4.200 08/15/28 640
Wisconsin Health and Educational Facilities Authority Revenue Bonds 270 4.400 08/15/29 270
Wisconsin Health and Educational Facilities Authority Revenue Bonds 130 4.000 09/15/36 128
Wisconsin Health and Educational Facilities Authority Revenue Bonds 250 5.250 08/15/39 270
Wisconsin Health and Educational Facilities Authority Revenue Bonds 8,075 4.000 11/15/39 8,049
Wisconsin Health and Educational Facilities Authority Revenue Bonds 135 4.000 09/15/41 122
Wisconsin Health and Educational Facilities Authority Revenue Bonds 485 5.000 10/01/41 513
Wisconsin Health and Educational Facilities Authority Revenue Bonds 1,415 5.000 04/01/42 1,552
Wisconsin Health and Educational Facilities Authority Revenue Bonds 155 6.375 07/01/45 163
Wisconsin Health and Educational Facilities Authority Revenue Bonds 125 4.000 09/15/45 107
Wisconsin Health and Educational Facilities Authority Revenue Bonds (~)(µ)(Ê) 2,150 3.200 02/15/50 2,150
Wisconsin Health and Educational Facilities Authority Revenue Bonds (µ) 1,075 4.500 02/15/54 1,054
Wisconsin Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 400 2.460 08/15/54 399
Wisconsin Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,710 5.000 08/15/54 2,816
Wisconsin Housing and Economic Development Authority Home Ownership Revenue
Bonds 2,135 6.000 03/01/55 2,322
Wisconsin Housing and Economic Development Authority Home Ownership Revenue
Bonds 7,500 5.750 09/01/56 8,349
Wisconsin Housing and Economic Development Authority Revenue Bonds (~)(ae)(Ê) 4,765 5.000 12/01/27 4,859
Wisconsin Housing and Economic Development Authority Revenue Bonds 2,100 4.250 09/01/44 2,028
Wisconsin Housing and Economic Development Authority Revenue Bonds 2,790 6.000 09/01/54 3,026
Wisconsin Housing and Economic Development Authority Revenue Bonds (~)(ae)(Ê) 4,000 3.100 11/01/56 4,001
Wisconsin Housing and Economic Development Authority Revenue Bonds (~)(ae)(Ê) 2,000 5.000 08/01/58 2,024
Wisconsin Housing and Economic Development Authority Revenue Bonds (~)(Ê) 1,000 5.000 11/01/58 1,022
110,262

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
398 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wyoming - 0.2%
County of Campbell Solid Waste Facilities Revenue Bonds 6,795 3.625 07/15/39 6,595
Wyoming Community Development Authority Revenue Bonds 1,645 4.300 12/01/40 1,674
Wyoming Community Development Authority Revenue Bonds 5,695 5.750 06/01/53 6,034
14,303
Total Municipal Bonds
(cost $6,291,919) 6,375,128
Short-Term Investments - 0.0%
U.S. Cash Management Fund (@) 35 (∞) —
Total Short-Term Investments
(cost $— ) —
Total Investments - 99.8%
(identified cost $6,291,919) 6,375,128
Other Assets and Liabilities, Net - 0.2%
15,297
Net Assets - 100.0%
6,390,425

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 399
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
3.4%
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/22/23 520,000 100.54 523
527
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/18/24 6,600,000 98.80 6,537
6,631
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/17/24 725,000 101.45 736
736
Arizona Industrial Development Authority Revenue Bonds 04/15/21 185,000 101.57 188
173
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,219
Arizona Industrial Development Authority Revenue Bonds 01/12/23 250,000 99.27 248
253
Arkansas Development Finance Authority Revenue Bonds 12/15/25 3,000,000 95.91 2,877
2,828
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 770,000 99.47 766
769
Artisan Lakes East Community Development District Special Assessment 06/17/21 50,000 100.00 50
50
Astonia Community Development District Special Assessment 07/09/21 45,000 100.00 45
45
Astonia Community Development District Special Assessment 07/09/21 250,000 100.00 250
243
Atlanta Development Authority (The) Revenue Bonds 10/16/25 1,000,000 99.49 995
1,046
Atlanta Development Authority (The) Tax Allocation 08/22/24 500,000 100.00 500
511
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 2,080,000 93.57 1,946
1,985
Atlanta Urban Redevelopment Agency Revenue Bonds 05/11/22 445,000 99.45 443
444
Ave Maria Stewardship Community District Special Assessment 07/24/23 500,000 99.69 498
507
Babcock Ranch Community Independent Special District Special Assessment 11/14/24 850,000 100.00 850
867
Build NYC Resource Corp. Revenue Bonds 07/19/23 250,000 102.16 255
258
Build NYC Resource Corp. Revenue Bonds 12/18/24 125,000 101.59 127
128
Build NYC Resource Corp. Revenue Bonds 12/18/24 100,000 99.39 99
96
California Municipal Finance Authority Revenue Bonds 05/08/25 405,000 100.00 405
411
California School Finance Authority Revenue Bonds 07/16/21 500,000 110.74 554
500
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 102.79 1,028
1,014
California School Finance Authority Revenue Bonds 06/28/22 830,000 89.60 744
787
California School Finance Authority Revenue Bonds 11/17/22 125,000 98.94 124
120
California School Finance Authority Revenue Bonds 02/09/23 100,000 88.62 89
86
California School Finance Authority Revenue Bonds 05/17/23 100,000 100.00 100
102
California School Finance Authority Revenue Bonds 01/19/24 430,000 99.71 429
435
California School Finance Authority Revenue Bonds 07/26/24 250,000 100.62 252
225
California School Finance Authority Revenue Bonds 07/26/24 250,000 101.53 254
238
California Statewide Communities Development Authority Revenue Bonds 09/22/17 1,070,000 99.76 1,067
1,068
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 102.49 359
360
California Statewide Communities Development Authority Revenue Bonds 05/15/25 775,000 100.00 775
777
Capital Projects Finance Authority Revenue Bonds 12/06/24 225,000 103.26 232
214
Capital Projects Finance Authority Revenue Bonds 12/06/24 250,000 105.62 264
251
Capital Projects Finance Authority Revenue Bonds 07/25/25 225,000 98.88 222
226
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100.00 120
116
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98.58 493
468
Capital Trust Agency, Inc. Revenue Bonds 12/03/20 1,000,000 105.47 1,055
998
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 108.54 109
88
Capital Trust Authority Revenue Bonds 08/22/24 1,525,000 100.91 1,539
1,478
Capital Trust Authority Revenue Bonds 04/03/25 150,000 96.74 145
145
Capital Trust Authority Revenue Bonds 04/03/25 150,000 96.95 145
148
Capital Trust Authority Revenue Bonds 07/14/25 400,000 98.37 393
399
Chester County Industrial Development Authority Revenue Bonds 09/14/22 3,300,000 99.16 3,262
3,350
Chester County Industrial Development Authority Revenue Bonds 10/18/24 1,080,000 97.35 1,051
976
Chester County Industrial Development Authority Special Assessment 08/16/18 100,000 99.75 100
101
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.80 4,740
5,148
Chicago Board of Education General Obligation Unlimited 08/26/25 1,500,000 105.25 1,579
1,566
City and County of San Francisco Infrastructure and Revitalization Fing
District No. 1 Tax Allocation 08/12/22 375,000 104.25 391
386
City and County of San Francisco Infrastructure and Revitalization Fing
District No. 1 Tax Allocation 08/12/22 375,000 106.33 399
394
City of Anna Special Assessment Revenue Bonds 09/13/23 314,000 100.00 314
319
City of Anna Special Assessment Revenue Bonds 08/27/25 705,000 99.12 699
723
City of Anna Special Assessment Revenue Bonds 08/27/25 825,000 99.61 822
847
City of Austin Special Assessment Revenue Bonds 11/22/24 391,000 99.42 389
395
City of Boyd Special Assessment Revenue Bonds 01/19/24 1,005,000 99.71 1,002
977
City of Celina Special Assessment Revenue Bonds 08/12/20 50,000 100.00 50
49
City of Celina Special Assessment Revenue Bonds 08/12/20 230,000 100.00 230
207
City of Celina Special Assessment Revenue Bonds 04/13/22 134,000 100.00 134
135
City of Celina Special Assessment Revenue Bonds 09/14/22 88,000 100.00 88
88
City of Celina Special Assessment Revenue Bonds 04/12/23 460,000 100.00 460
461
City of Celina Special Assessment Revenue Bonds 07/12/23 116,000 100.00 116
118

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
400 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of Celina Special Assessment Revenue Bonds 04/10/24 140,000 100.00 140
141
City of Celina Special Assessment Revenue Bonds 11/13/24 150,000 100.00 150
150
City of Chicago Special Assessment 02/16/22 300,000 100.00 300
290
City of Chicago Special Assessment 02/16/22 275,000 100.00 275
264
City of Chicago Special Assessment 02/16/22 348,000 100.00 348
334
City of Chicago Special Assessment 02/16/22 325,000 100.00 325
313
City of Crandall Special Assessment Revenue Bonds 06/08/21 50,000 100.00 50
50
City of Crandall Special Assessment Revenue Bonds 01/31/22 600,000 100.00 600
598
City of Crandall Special Assessment Revenue Bonds 02/19/25 425,000 99.61 423
428
City of Dayton Special Assessment Revenue Bonds 11/03/25 250,000 99.80 249
250
City of Dripping Springs Special Assessment 06/07/23 364,000 100.00 364
366
City of Dripping Springs Special Assessment 09/18/24 381,000 100.00 381
379
City of Ennis TX Special Assessment Revenue Bonds 10/22/25 602,000 99.56 599
604
City of Fate Special Assessment Revenue Bonds 04/05/22 124,000 100.00 124
124
City of Fort Lauderdale Special Assessment 02/11/22 1,000,000 104.84 1,048
915
City of Fort Lauderdale Special Assessment 02/11/22 1,450,000 105.39 1,528
1,424
City of Fort Lauderdale Special Assessment 02/11/22 230,000 109.50 252
242
City of Fort Lauderdale Special Assessment 02/11/22 240,000 111.13 267
255
City of Fort Lauderdale Special Assessment 02/11/22 255,000 112.58 287
273
City of Fort Lauderdale Special Assessment 10/02/23 210,000 100.08 210
217
City of Garden Revenue Bonds 09/10/25 500,000 100.00 500
500
City of Haslet Special Assessment Revenue Bonds 10/19/21 100,000 100.00 100
99
City of Hutto Special Assessment Revenue Bonds 10/22/21 109,000 100.00 109
108
City of Justin Special Assessment Revenue Bonds 03/27/18 570,000 100.00 570
575
City of Kyle Special Assessment Revenue Bonds 10/20/21 100,000 100.00 100
99
City of Kyle Special Assessment Revenue Bonds 03/23/22 262,000 100.00 262
261
City of Kyle Special Assessment Revenue Bonds 03/23/22 501,000 100.00 501
481
City of Kyle Special Assessment Revenue Bonds 01/18/23 2,069,000 99.53 2,061
2,050
City of Kyle Special Assessment Revenue Bonds 10/18/23 85,000 99.60 85
88
City of Kyle Special Assessment Revenue Bonds 10/16/24 351,000 100.00 351
350
City of Lavon Special Assessment Revenue Bonds 11/16/22 200,000 100.00 200
204
City of Lavon Special Assessment Revenue Bonds 05/02/23 985,000 91.36 900
905
City of Lavon Special Assessment Revenue Bonds 10/16/24 207,000 100.00 207
207
City of Lavon Special Assessment Revenue Bonds 07/16/25 1,100,000 100.00 1,100
1,143
City of Lowry Crossing Special Assessment 06/11/25 531,000 100.00 531
534
City of Lowry Crossing Special Assessment 06/11/25 320,000 99.69 319
331
City of Manor Special Assessment Revenue Bonds 06/22/23 233,000 99.79 232
235
City of Manor Special Assessment Revenue Bonds 05/08/25 310,000 100.00 310
312
City of Mesquite Special Assessment Revenue Bonds 09/05/18 185,000 100.00 185
187
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100.00 595
598
City of Mesquite Special Assessment Revenue Bonds 04/04/23 816,000 100.00 816
782
City of Midlothian Special Assessment Revenue Bonds 03/24/21 100,000 100.00 100
99
City of Mustang Ridge Special Assessment Revenue Bonds 11/21/23 240,000 100.00 240
247
City of Oak Point Special Assessment Revenue Bonds 09/26/24 309,000 99.75 308
308
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 269,000 100.00 269
272
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 500,000 100.00 500
513
City of Princeton Special Assessment Revenue Bonds 04/24/18 225,000 100.00 225
227
City of Princeton Special Assessment Revenue Bonds 05/25/21 128,000 100.00 128
118
City of Princeton Special Assessment Revenue Bonds 09/28/21 210,000 100.00 210
198
City of Princeton Special Assessment Revenue Bonds 03/29/22 111,000 100.00 111
111
City of Princeton Special Assessment Revenue Bonds 03/29/22 280,000 100.00 280
277
City of Princeton Special Assessment Revenue Bonds 02/14/23 619,000 100.00 619
620
City of Princeton Special Assessment Revenue Bonds 10/11/23 289,000 100.00 289
298
City of Princeton Special Assessment Revenue Bonds 03/25/25 300,000 100.00 300
306
City of Royse Special Assessment Revenue Bonds 06/30/20 175,000 102.34 179
157
City of Royse Special Assessment Revenue Bonds 07/15/20 100,000 100.00 100
90
City of Royse Special Assessment Revenue Bonds 10/11/23 172,000 100.00 172
178
City of Royse Special Assessment Revenue Bonds 07/10/24 400,000 99.12 396
393
City of Royse Special Assessment Revenue Bonds 07/09/25 598,000 100.00 598
603
City of Royse Special Assessment Revenue Bonds 07/09/25 606,000 99.41 602
627
City of Sachse Special Assessment Revenue Bonds 11/15/22 659,000 100.00 659
668
City of Venice Revenue Bonds 11/20/24 900,000 100.00 900
897
City of Venus Special Assessment Revenue Bonds 11/09/21 250,000 99.72 249
231
City of Waxahachie Special Assessment 05/17/22 205,000 100.00 205
207
City of Wharton Special Assessment Revenue Bonds 06/24/25 530,000 99.68 528
531
Clinton County Capital Resource Corp. Revenue Bonds 01/15/25 460,000 106.01 488
518
Club Municipal Management District No. 1 Special Assessment 12/01/21 41,000 100.00 41
41
Club Municipal Management District No. 1 Special Assessment 11/26/24 399,000 100.00 399
400

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 401
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Cobblestone Community Development District Special Assessment 03/11/22 235,000 99.67 234
233
Columbus-Franklin County Finance Authority Revenue Bonds 12/21/23 325,000 100.00 325
323
Connecticut State Health and Educational Facilities Authority Revenue
Bonds 07/22/20 100,000 103.86 104
100
Copper Rim Infrastructure Financing District Special Assessment 08/28/25 340,000 100.00 340
349
Corkscrew Farms Community Development District Special Assessment 12/13/17 95,000 100.00 95
96
County of Bastrop Special Assessment Revenue Bonds 05/22/23 311,000 99.69 310
312
County of Gallatin Revenue Bonds 12/09/21 450,000 104.17 469
369
County of Gallatin Revenue Bonds 12/09/21 2,420,000 98.68 2,388
2,189
County of Gallatin Revenue Bonds 02/11/25 655,000 69.12 453
452
County of Okaloosa Revenue Bonds 09/25/25 225,000 100.00 225
228
County of Prince George's Special Obligation Tax Allocation 02/02/24 275,000 99.77 274
276
Creek Preserve Community Development District Special Assessment 04/13/23 1,255,000 95.67 1,201
1,239
Creek Preserve Community Development District Special Assessment 01/17/24 425,000 98.85 420
429
Curiosity Creek Community Development District Special Assessment 12/17/25 400,000 100.00 400
401
Cypress Bluff Community Development District Special Assessment 08/19/20 800,000 99.50 796
700
Cypress Reserve Community Development District Special Assessment 09/17/25 300,000 100.00 300
299
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,075,000 99.32 1,071
1,076
Doylestown Hospital Authority Revenue Bonds 04/15/24 490,000 101.17 496
510
DW Bayview Community Development District Special Assessment 02/05/21 10,000 100.00 10
10
DW Bayview Community Development District Special Assessment 02/05/21 60,000 100.00 60
58
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99.64 60
59
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 235,000 99.91 235
237
Entrada Community Development District Special Assessment 09/23/21 370,000 99.68 369
354
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,220,000 100.49 1,226
1,247
Florida Development Finance Corp. Revenue Bonds 06/20/19 150,000 105.83 159
156
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 109.94 137
128
Florida Development Finance Corp. Revenue Bonds 10/21/20 520,000 101.07 526
520
Florida Development Finance Corp. Revenue Bonds 05/13/21 135,000 108.27 146
138
Florida Development Finance Corp. Revenue Bonds 05/13/21 100,000 109.68 110
101
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 100.93 101
100
Florida Development Finance Corp. Revenue Bonds 08/18/22 925,000 103.22 955
947
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 800,000 100.32 803
783
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 150,000 100.57 151
141
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/26/25 1,175,000 99.43 1,168
1,183
Florida Local Government Finance Commission Revenue Bonds 06/18/25 625,000 100.00 625
644
Hammock Oaks Community Development District Special Assessment 03/26/25 500,000 100.00 500
510
Harmony West Community Development District Special Assessment 06/19/18 345,000 100.00 345
350
Harmony West Community Development District Special Assessment 06/19/18 620,000 100.00 620
631
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100.00 140
138
Illinois Finance Authority Revenue Bonds 02/15/23 1,300,000 99.54 1,294
1,388
Illinois Finance Authority Revenue Bonds 04/03/25 155,000 101.05 157
156
Illinois Finance Authority Revenue Bonds 05/08/25 700,000 96.24 674
687
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.52 503
540
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 350,000 100.00 350
352
Kalamazoo Economic Development Corp. Revenue Bonds 01/16/26 350,000 100.00 350
348
Kansas City Industrial Development Authority Revenue Bonds 09/24/24 275,000 100.00 275
265
Kansas City Industrial Development Authority Revenue Bonds 01/28/26 900,000 96.58 869
868
K-Bar Ranch II Community Development District Special Assessment 12/19/17 255,000 100.00 255
256
Knightsbridge Community Development District Special Assessment 03/14/24 690,000 100.00 690
696
Lake Emma Community Development District Special Assessment 07/07/23 95,000 99.80 95
96
Lakewood Ranch Stewardship District Special Assessment 09/18/20 310,000 99.94 310
306
Lakewood Ranch Stewardship District Special Assessment 10/08/20 100,000 100.00 100
98
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 12/05/24 290,000 100.34 291
290
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 12/05/24 450,000 100.59 453
428
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 550,000 99.59 548
553
Main Street Natural Gas, Inc. Revenue Bonds 11/13/24 1,210,000 99.79 1,207
1,217
Maricopa County Industrial Development Authority Revenue Bonds 09/23/21 515,000 109.32 561
455
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 104.16 104
96
Massachusetts Development Finance Agency Revenue Bonds 10/26/22 625,000 100.99 631
645
Massachusetts Development Finance Agency Revenue Bonds 08/21/24 450,000 99.37 447
453
McJunkin Parkland Community Development District Special Assessment 11/01/18 365,000 100.00 365
371
Michigan Finance Authority Revenue Bonds 02/03/25 6,495,000 100.00 6,495
6,582
Mida Cormont Public Infrastructure District General Obligation Limited 05/09/25 500,000 100.00 500
519

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
402 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/24 500,000 100.91 505
509
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 101.88 102
101
Mississippi Development Bank Revenue Bonds 11/07/23 100,000 99.82 100
101
Mississippi Development Bank Revenue Bonds 11/07/23 175,000 99.82 175
179
Mississippi Development Bank Revenue Bonds 05/13/25 225,000 100.03 225
230
Monongalia County Commission Excise Tax District Revenue Bonds 11/01/23 145,000 99.06 144
153
Naples Reserve Community Development District Special Assessment 05/10/18 375,000 99.74 374
380
Nevada Department of Business and Industry Revenue Bonds 04/06/18 330,000 100.00 330
330
New Hampshire Business Finance Authority Revenue Bonds 06/20/24 277,000 100.00 277
277
New Hampshire Business Finance Authority Revenue Bonds 12/04/25 1,906,000 100.00 1,906
1,906
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,215,000 104.06 1,264
1,199
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 535,000 104.82 561
533
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 455,000 89.98 409
428
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 930,000 96.28 895
922
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 515,000 98.97 510
513
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/06/23 370,000 82.00 303
325
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 11/13/24 1,000,000 100.35 1,003
1,006
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/11/24 1,205,000 97.80 1,178
1,190
New Port Corners Community Development District Special Assessment 11/20/25 230,000 100.00 230
231
New York Liberty Development Corp. Revenue Bonds 07/07/20 7,160,000 97.23 6,861
7,150
New York Liberty Development Corp. Revenue Bonds 09/19/22 675,000 100.55 679
676
New York Liberty Development Corp. Revenue Bonds 03/07/23 1,490,000 100.01 1,490
1,491
New York Liberty Development Corp. Revenue Bonds 09/20/23 750,000 98.93 742
750
Northridge Community Development District Special Assessment 05/15/25 225,000 100.00 225
229
Oneida Indian Nation of New York Revenue Bonds 11/15/24 1,000,000 109.76 1,098
1,064
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 103.93 779
750
Parish of St. James Revenue Bonds 04/11/25 1,000,000 103.64 1,036
1,101
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 660,000 103.49 683
668
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 415,000 105.66 438
424
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 440,000 106.67 469
449
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 245,000 100.42 246
250
Philadelphia Authority for Industrial Development Revenue Bonds 07/18/23 140,000 101.92 143
143
Philadelphia Authority for Industrial Development Revenue Bonds 06/13/24 825,000 100.00 825
832
Pine Isle Community Development District Special Assessment 11/04/21 100,000 100.00 100
97
Pine Isle Community Development District Special Assessment 01/18/22 65,000 100.00 65
64
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 100,000 100.19 100
101
Prairie Center Metropolitan District No. 3 Revenue Bonds 01/05/23 2,500,000 98.15 2,444
2,505
Preserve at Legends Pointe Community Development District Special
Assessment 05/09/25 470,000 99.57 468
480
Public Finance Authority Revenue Bonds 12/03/20 200,000 109.58 219
203
Public Finance Authority Revenue Bonds 01/21/22 1,320,000 100.55 1,327
1,323
Public Finance Authority Revenue Bonds 02/02/22 450,000 103.06 464
448
Public Finance Authority Revenue Bonds 02/02/22 750,000 103.21 774
655
Public Finance Authority Revenue Bonds 02/02/22 455,000 103.34 470
449
Public Finance Authority Revenue Bonds 11/08/23 1,000,000 98.86 989
1,039
Public Finance Authority Revenue Bonds 04/23/24 400,000 100.52 402
409
Public Finance Authority Revenue Bonds 09/25/24 1,300,000 103.96 1,351
1,312
Public Finance Authority Revenue Bonds 09/25/24 795,000 105.54 839
830
Public Finance Authority Revenue Bonds 12/04/24 250,000 97.26 243
234
Public Finance Authority Revenue Bonds 12/04/24 1,300,000 99.64 1,295
1,304
Public Finance Authority Revenue Bonds 03/24/25 1,500,000 103.19 1,548
1,591
Public Finance Authority Revenue Bonds 08/15/25 200,000 100.00 200
205
Public Finance Authority Revenue Bonds 08/15/25 130,000 100.45 131
135
Public Finance Authority Revenue Bonds 09/10/25 325,000 97.94 318
323
Public Finance Authority Revenue Bonds 11/21/25 2,585,000 97.20 2,513
2,499
Public Finance Authority Revenue Bonds 12/03/25 500,000 99.04 495
499
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 11/16/21 4,655,000 101.98 4,789
4,926
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 10/12/22 10,400,000 94.11 9,385
10,312
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 12/12/22 1,840,000 100.72 1,853
1,916
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 01/25/23 5,460,000 101.79 5,558
5,768
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 02/07/23 8,700,000 100.35 8,744
9,103
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 01/06/25 775,000 103.60 803
808
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 03/21/25 1,290,000 92.29 1,190
1,222
Radiance Community Development District Special Assessment 08/29/25 375,000 99.43 373
391
Rivers Edge III Community Development District Special Assessment 04/07/21 300,000 99.71 299
290
Rivers Edge III Community Development District Special Assessment 04/07/21 60,000 99.98 60
60
Riversong Community Development District Special Assessment 09/25/25 370,000 100.00 370
371
Riverwalk Community Development District Special Assessment 03/07/25 250,000 100.00 250
252

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 403
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Rye Ranch Community Development District Special Assessment 09/13/23 155,000 100.00 155
159
Savanna Lakes Community Development District Special Assessment 05/11/23 150,000 99.88 150
151
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 190,000 100.00 190
193
Seminole Palms Community Development District Special Assessment 09/04/24 665,000 100.00 665
673
Sherwood Manor Community Development District Special Assessment 09/13/18 385,000 99.57 383
390
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 325,000 100.86 328
303
Somerset Bay Community Development District Special Assessment 05/20/24 325,000 100.00 325
328
Southpointe of Manatee County Community Development District Special
Assessment 01/28/26 385,000 100.00 385
382
State of Hawaii Department of Budget and Finance Revenue Bonds 06/14/24 600,000 102.13 613
614
State of Ohio Revenue Bonds 10/23/25 300,000 99.26 298
294
Stillwater Community Development District Special Assessment 08/05/25 1,000,000 80.78 808
847
Stonewater Community Development District Special Assessment 10/13/21 60,000 100.00 60
59
Stuart Crossing Community Development District Special Assessment 03/13/24 230,000 100.00 230
232
Summerstone Community Development District Special Assessment 09/09/21 60,000 100.00 60
60
Talis Park Community Development District Special Assessment 11/13/24 1,875,000 100.00 1,875
1,822
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
541
Timber Creek Community Development District Special Assessment 06/20/18 330,000 99.91 330
335
Town of Bridgeville Special Tax 04/24/24 1,940,000 99.02 1,919
1,952
Town of Flower Mound Special Assessment Revenue Bonds 02/09/21 800,000 100.00 800
714
Town of Flower Mound Special Assessment Revenue Bonds 02/09/21 750,000 100.00 750
725
Town of Little Elm Special Assessment Revenue Bonds 12/08/21 708,000 100.00 708
546
Travis County Development Authority Special Assessment 09/13/22 302,000 100.00 302
306
Travis County Development Authority Special Assessment 03/19/24 492,000 100.00 492
495
Travis County Development Authority Special Assessment 12/03/24 600,000 100.11 601
593
Travis County Development Authority Special Assessment 12/03/24 497,000 99.88 496
496
Triple Creek Community Development District Special Assessment 11/23/21 450,000 100.00 450
431
Triple Creek Community Development District Special Assessment 06/17/24 190,000 100.00 190
193
Tuscaloosa County Industrial Development Authority Revenue Bonds 12/15/23 1,200,000 98.19 1,178
1,194
Union Park East Community Development District Special Assessment 01/12/22 22,500 100.02 22
22
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 410,000 97.58 400
373
Veranda Community Development District II Special Assessment 02/24/21 10,000 100.00 10
10
Veranda Community Development District II Special Assessment 02/24/21 50,000 100.00 50
49
Vermont Economic Development Authority Revenue Bonds 12/18/25 750,000 100.66 755
757
Vermont Educational and Health Buildings Financing Agency Revenue
Bonds 05/11/23 550,000 98.33 541
491
Village Community Development District No. 15 Special Assessment 06/22/23 130,000 100.00 130
131
Village Community Development District No. 15 Special Assessment 06/22/23 645,000 100.00 645
663
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100.00 200
207
Washington State Housing Finance Commission Revenue Bonds 10/20/23 215,000 98.55 212
231
Washington State Housing Finance Commission Revenue Bonds 05/16/25 1,500,000 104.32 1,565
1,589
Washington State Housing Finance Commission Revenue Bonds 05/16/25 1,250,000 105.00 1,313
1,340
Washington State Housing Finance Commission Revenue Bonds 06/18/25 625,000 100.00 625
625
Washington State Housing Finance Commission Revenue Bonds 09/26/25 1,100,000 100.00 1,100
1,103
Washington State Housing Finance Commission Revenue Bonds 09/26/25 1,450,000 100.00 1,450
1,453
Water Works Board of the City of Birmingham (The) Revenue Bonds 08/29/24 1,825,000 100.00 1,825
1,826
West Port East Community Development District Special Assessment 06/13/25 265,000 100.00 265
274
West Villages Improvement District Special Assessment 10/17/25 100,000 100.00 100
100
Westview South Community Development District Special Assessment 07/31/25 500,000 100.00 500
501
Willowbrook Community Development District Special Assessment 09/12/25 575,000 100.00 575
576
Windsor Cay Community Development District Special Assessment 11/14/25 240,000 100.00 240
242
Wisconsin Health and Educational Facilities Authority Revenue Bonds 02/22/24 2,605,000 101.18 2,636 2,611
217,508
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
404 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
Municipal Bonds
Alabama $ — $ 315,855 $ — $ — $ 315,855
Alaska — 3,812 — — 3,812
Arizona — 128,642 — — 128,642
Arkansas — 19,575 — — 19,575
California — 479,210 — — 479,210
Colorado — 179,466 — — 179,466
Connecticut — 83,283 — — 83,283
Delaware — 41,025 — — 41,025
District of Columbia — 59,954 — — 59,954
Florida — 387,554 — — 387,554
Georgia — 228,992 — — 228,992
Guam — 31,204 — — 31,204
Hawaii — 13,708 — — 13,708
Idaho — 10,939 — — 10,939
Illinois — 594,484 — — 594,484
Indiana — 58,316 — — 58,316
Iowa — 43,469 — — 43,469
Kansas — 15,456 — — 15,456
Kentucky — 103,494 — — 103,494
Louisiana — 112,670 — — 112,670
Maine — 6,742 — — 6,742
Maryland — 63,823 — — 63,823
Massachusetts — 81,694 — — 81,694
Michigan — 94,691 — — 94,691
Minnesota — 66,677 — — 66,677
Mississippi — 82,560 — — 82,560
Missouri — 47,344 — — 47,344
Montana — 18,167 — — 18,167
Nebraska — 19,690 — — 19,690
Nevada — 41,911 — — 41,911
New Hampshire — 95,105 — — 95,105
New Jersey — 174,790 — — 174,790
New Mexico — 17,893 — — 17,893
New York — 640,518 — — 640,518
North Carolina — 76,386 — — 76,386
North Dakota — 19,272 — — 19,272
Ohio — 78,915 — — 78,915
Oklahoma — 37,915 — — 37,915
Oregon — 39,766 — — 39,766
Pennsylvania — 204,285 — — 204,285
Puerto Rico — 196,548 — — 196,548
Rhode Island — 16,981 — — 16,981

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 405
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
South Carolina — 80,210 — — 80,210
South Dakota — 13,889 — — 13,889
Tennessee — 96,186 — — 96,186
Texas — 651,064 — — 651,064
Utah — 99,127 — — 99,127
Vermont — 2,464 — — 2,464
Virgin Islands — 31,985 — — 31,985
Virginia — 95,440 — — 95,440
Washington — 107,923 — — 107,923
West Virginia — 39,494 — — 39,494
Wisconsin — 110,262 — — 110,262
Wyoming — 14,303 — — 14,303
Short-Term Investments — — — — —
Total Investments
$ — $ 6,375,128 $ — $ — $ 6,375,128
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ — $ 269,956 $ 269,955 $ (1) $ — $ — $ 28 $ —

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
406 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.9%
Australia - 7.3%
Atlas Arteria, Ltd. 2,251,433 7,779
Cleanaway Waste Management, Ltd. 799,212 1,372
Dalrymple Bay Infrastructure, Ltd. 257,857 871
NEXTDC, Ltd.(Æ) 94,959 877
Qube Holdings, Ltd. 2,124,651 7,042
Transurban Group 2,672,496 25,902
43,843
Belgium - 0.4%
Elia Group SA 16,171 2,346
Brazil - 0.6%
Cia Paranaense de Energia - Copel 362,040 907
Equatorial SA 30,759 239
Motiva Infraestrutura de Mobilidade SA 238,332 759
Rumo SA 580,477 1,628
3,533
Canada - 5.4%
Algonquin Power & Utilities Corp. 170,992 1,123
AltaGas , Ltd. 53,094 1,601
Canadian Pacific Kansas City, Ltd. 3,657 272
Enbridge, Inc. 189,353 9,246
Keyera Corp. 56,009 1,896
Pembina Pipeline Corp. 73,542 3,056
Rockpoint Gas Storage, Inc. Class A 26,236 530
South Bow Corp. Class W 7,507 213
TC Energy Corp. 248,329 14,561
32,498
China - 2.0%
Beijing Capital International Airport Co.,
Ltd. Class H(Æ) 6,508,000 2,210
China Merchants Port Holdings Co., Ltd. 468,000 939
China Tower Corp., Ltd. Class H(Þ) 3,112,900 4,474
COSCO SHIPPING Ports, Ltd. 116,000 92
ENN Energy Holdings, Ltd. 391,182 3,365
Zhejiang Expressway Co., Ltd. Class H 1,012,000 955
12,035
Denmark - 0.7%
Orsted A/S Class A(Æ)(Þ) 189,852 4,275
France - 5.9%
Aeroports de Paris SA 88,742 11,722
Engie SA 121,886 3,633
Getlink SE 855,078 16,936
Veolia Environnement SA 58,101 2,177
Vinci SA 8,292 1,193
35,661
Germany - 2.5%
E.ON SE 251,569 5,326
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 38,927 3,609
RWE AG 97,447 6,180
15,115
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Greece - 0.1%
Public Power Corp. SA 12,329 292
Hong Kong - 0.6%
CLP Holdings, Ltd. 352,000 3,334
Power Assets Holdings, Ltd. 7,500 58
3,392
Italy - 2.6%
Enav SpA (Þ) 87,314 504
Enel SpA 588,258 6,505
Hera SpA 1,067,391 5,271
Infrastrutture Wireless Italiane SpA (Þ) 281,664 2,484
Terna - Rete Elettrica Nazionale 76,016 823
15,587
Japan - 1.8%
Central Japan Railway Co. 15,600 434
Chubu Electric Power Co., Inc. 19,300 281
Japan Airport Terminal Co., Ltd. 216,300 6,766
Kansai Electric Power Co., Inc. (The) 30,400 485
Osaka Gas Co., Ltd. 11,500 431
Tokyo Metro Co., Ltd. 86,100 919
West Japan Railway Co. 69,900 1,426
10,742
Malaysia - 0.2%
Tenaga Nasional Berhad 369,300 1,305
Mexico - 6.3%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 105,483 1,535
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 20,032 2,343
Grupo Aeroportuario del Pacifico SAB de
CV Class B 413,092 11,342
Grupo Aeroportuario del Pacifico SAB de
CV - ADR 17,632 4,847
Grupo Aeroportuario del Sureste SAB de
CV Class B 281,935 9,754
Grupo Aeroportuario del Sureste SAB de
CV - ADR 15,720 5,425
Promotora y Operadora de Infraestructura
SAB de CV 169,964 2,658
37,904
Netherlands - 0.0%
Koninklijke Vopak NV 767 38
New Zealand - 1.3%
Auckland International Airport, Ltd. 1,386,008 6,893
Infratil , Ltd. 142,206 949
7,842
Philippines - 0.4%
International Container Terminal
Services, Inc. 230,955 2,523
Singapore - 0.3%
Sembcorp Industries, Ltd. 411,300 1,954

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 407
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Spain - 6.8%
Aena SME SA(Þ) 865,628 26,935
Cellnex Telecom SA(Þ) 74,808 2,308
Iberdrola SA 498,015 11,183
Redeia Corp. SA 44,101 763
41,189
Switzerland - 1.7%
Flughafen Zurich AG 33,324 10,338
United Kingdom - 4.0%
National Grid PLC 913,820 15,497
National Grid PLC - ADR 877 75
Pennon Group PLC 121,868 911
Severn Trent PLC Class H 44,659 1,789
SSE PLC 71,372 2,371
United Utilities Group PLC 214,031 3,660
24,303
United States - 44.0%
AES Corp. (The) 36 —
Alliant Energy Corp. 49,804 3,283
Ameren Corp. 43,092 4,451
American Electric Power Co., Inc. 119,100 14,265
American Water Works Co., Inc. 1,724 223
Atmos Energy Corp. 3,634 604
Black Hills Corp. 6,248 456
Casella Waste Systems, Inc. Class A(Æ) 11,319 1,142
CenterPoint Energy, Inc. 149,003 5,914
Cheniere Energy, Inc. 68,042 14,392
CMS Energy Corp. 14,976 1,071
Constellation Energy Corp. 26,992 7,576
Crown Castle, Inc.(ö) 48,288 4,192
CSX Corp. 125,181 4,727
Digital Realty Trust, Inc.(ö) 12,599 2,091
Dominion Energy, Inc. 65,897 3,965
DT Midstream, Inc. 56,334 7,099
DTE Energy Co. 6,458 868
Duke Energy Corp. 75,985 9,221
Entergy Corp. 143,334 13,744
Equinix , Inc.(ö) 2,812 2,308
Evergy , Inc. 71,200 5,463
Eversource Energy 45,508 3,146
Ferrovial SE 3,676 249
GFL Environmental, Inc. 43,048 1,849
H2O America 5,727 298
IDACORP, Inc. 7,152 950
Kinder Morgan, Inc. 220,254 6,716
Kinetik Holdings, Inc. 9,256 379
NextEra Energy, Inc. 291,410 25,615
NiSource, Inc. 187,470 8,303
Norfolk Southern Corp. 6,964 2,028
NRG Energy, Inc. 14,884 2,272
ONEOK, Inc. 160,798 12,734
PG&E Corp. 185,845 2,866
PPL Corp. 14,984 543
Public Service Enterprise Group, Inc. 71,225 5,866
Republic Services, Inc. Class A 14,139 3,041
SBA Communications Corp.(ö) 13,026 2,398
Sempra 197,514 17,186
Southern Co. (The) 47,962 4,283
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southwest Gas Holdings, Inc. 5,182 429
Targa Resources Corp. 64,733 13,010
UGI Corp. 57,882 2,322
Union Pacific Corp. 9,805 2,305
Venture Global, Inc. Class A 32,721 321
Vistra Corp. 13,416 2,124
Waste Connections, Inc. 13,043 2,185
Waste Management, Inc. 35,139 7,809
WEC Energy Group, Inc. 2,701 299
Williams Cos., Inc. (The) 181,964 12,239
Xcel Energy, Inc. 188,738 14,355
265,175
Total Common Stocks
(cost $471,479) 571,890
Short-Term Investments - 29.1%
United States - 29.1%
U.S. Cash Management Fund(@) 175,461,749 (∞) 175,427
Total Short-Term Investments
(cost $175,427) 175,427
Total Investments - 124.0%
(identified cost $646,906) 747,317
Other Assets and Liabilities,
Net - (24.0)%
(144,576)
Net Assets - 100.0%
602,741

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
408 Global Infrastructure Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
6.8%
Aena SME SA 02/11/15 EUR 865,628 19.44 16,824
26,935
Cellnex Telecom SA 03/20/19 EUR 74,808 31.26 2,339
2,308
China Tower Corp., Ltd. 03/03/25 HKD 3,112,900 1.44 4,492
4,474
Enav SpA 04/07/25 EUR 87,314 4.19 366
504
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 281,664 9.00 2,536
2,484
Orsted A/S 10/06/25 DKK 189,852 19.99 3,795 4,275
40,980
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 63 EUR 3,749 03/26
(17)
MSCI Emerging Markets Index Futures 16 USD 1,217 03/26
(26)
S&P E-Mini Energy Select Sector Futures 26 USD 2,788 03/26
60
S&P E-Mini Utilities Select Sector Futures 138 USD 12,082 03/26
(57)
SPI 200 Index Futures 164 AUD 36,191 03/26 (154)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (194)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 12,569 AUD 17,986 02/03/26 (44)
Bank of America USD 596 AUD 900 03/18/26 31
Bank of America USD 2,110 AUD 3,000 03/18/26 (21)
Bank of America USD 7,672 CAD 10,449 02/02/26 1
Bank of America USD 2,841 CHF 2,192 02/03/26 (6)
Bank of America USD 1,207 DKK 7,593 02/03/26 (2)
Bank of America USD 31,531 EUR 26,558 02/03/26 (50)
Bank of America USD 824 EUR 700 03/18/26 7
Bank of America USD 2,395 EUR 2,000 03/18/26 (19)
Bank of America USD 6,929 GBP 5,055 02/03/26 (13)
Bank of America USD 4,372 HKD 34,136 02/03/26 (2)
Bank of America USD 2,950 JPY 454,662 02/03/26 (12)
Bank of America USD 4,149 MXN 72,496 02/03/26 —
Bank of America USD 2,347 NZD 3,881 02/03/26 (10)
Bank of America USD 554 SGD 703 02/03/26 (2)
Bank of America AUD 200 USD 133 03/18/26 (6)
Bank of America AUD 700 USD 472 03/18/26 (16)
Bank of America AUD 1,000 USD 672 03/18/26 (25)
Bank of America AUD 31,500 USD 22,033 03/18/26 101
Bank of America EUR 400 USD 467 03/18/26 (8)

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 409
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America EUR 500 USD 586 03/18/26 (8)
Bank of America EUR 1,000 USD 1,171 03/18/26 (17)
Bank of America EUR 25,200 USD 29,999 03/18/26 68
BNP Paribas USD 649 AUD 979 03/18/26 32
BNP Paribas USD 1,261 EUR 1,078 03/18/26 20
BNP Paribas AUD 7,500 USD 4,993 03/18/26 (229)
BNP Paribas EUR 7,500 USD 8,858 03/18/26 (50)
Citigroup USD 11,334 EUR 9,600 03/18/26 69
Morgan Stanley USD 649 AUD 979 03/18/26 32
Morgan Stanley USD 1,261 EUR 1,078 03/18/26 19
Royal Bank of Canada USD 28,631 EUR 23,900 03/18/26 (244)
Westpac USD 6,236 AUD 9,430 03/18/26 330
Westpac USD 21,244 AUD 30,500 03/18/26 (7)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (81)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 43,843 $ — $ — $ 43,843
Belgium — 2,346 — — 2,346
Brazil 3,533 — — — 3,533
Canada 32,498 — — — 32,498
China — 12,035 — — 12,035
Denmark — 4,275 — — 4,275
France — 35,661 — — 35,661
Germany — 15,115 — — 15,115
Greece 292 — — — 292
Hong Kong — 3,392 — — 3,392
Italy — 15,587 — — 15,587
Japan 484 10,258 — — 10,742
Malaysia — 1,305 — — 1,305
Mexico 37,904 — — — 37,904
Netherlands — 38 — — 38
New Zealand — 7,842 — — 7,842
Philippines — 2,523 — — 2,523
Singapore — 1,954 — — 1,954
Spain — 41,189 — — 41,189
Switzerland — 10,338 — — 10,338
United Kingdom 75 24,228 — — 24,303
United States 264,926 249 — — 265,175

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
410 Global Infrastructure Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Short-Term Investments — — — 175,427 175,427
Total Investments 339,712 232,178 — 175,427 747,317
Other Financial Instruments
Assets
Futures Contracts 60 — — — 60
Foreign Currency Exchange Contracts 1 709 — — 710
Liabilities
Futures Contracts (254) — — — (254)
Foreign Currency Exchange Contracts (143) (648) — — (791)
Total Other Financial Instruments
*
$ (336) $ 61 $ — $ — $ (275)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Airport Services .................................................................................
104,223 17 .3
Construction & Engineering ..............................................................
1,442 0 .2
D ata Center REITs .............................................................................
4,399 0 .7
Electric Utilities .................................................................................
138,474 23 .0
Environmental & Facilities Services .................................................
17,399 2 .9
Gas Utilities .......................................................................................
8,753 1 .5
Highways & Railtracks ......................................................................
54,989 9 .1
Independent Power Producers & Energy Traders ..............................
8,305 1 .4
Industrial ............................................................................................
272 — **
Integrated Telecommunication Services ............................................
9,265 1 .5
Internet Services & Infrastructure ......................................................
877 0 .2
Marine Ports & Services ....................................................................
11,467 1 .9
Multi-Sector Holdings .......................................................................
949 0 .2
Multi-Utilities ....................................................................................
82,310 13 .7
Oil & Gas Exploration & Production .................................................
321 0 .1
Oil & Gas Storage & Transportation .................................................
96,109 15 .9

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 411
Rail Transportation .............................................................................
13,468 2 .2
Renewable Electricity ........................................................................
4,275 0 .7
Telecom Tower REITs ........................................................................
6,590 1 .1
Utilities ...............................................................................................
1,123 0 .2
Water Utilities ....................................................................................
6,880 1 .1
Short-Term Investments .......................................................
175,427 29 .1
Total Investments ............................................................................... 747,317 124 .0
**
Less than .05% of net assets.
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 6,628 $ 276,885 $ 108,082 $ (4) $ — $ 175,427 $ 211 $ —

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
412 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.6%
Australia - 6.1%
Charter Hall Group(ö) 92,002 1,469
Dexus Property Group(ö) 507,350 2,376
Gemlife Communities Group(Æ) 119,312 418
Goodman Group(ö) 505,493 10,739
HomeCo . Daily Needs REIT(ö)(Þ) 355,650 320
Ingenia Communities Group(ö) 320,094 1,050
Mirvac Group(ö) 721,840 1,007
NEXTDC, Ltd.(Æ) 68,063 629
Scentre Group(ö) 1,455,287 4,119
Stockland(ö) 367,281 1,374
Vicinity, Ltd.(ö) 421,861 720
24,221
Belgium - 1.3%
Aedifica SA(ö) 29,711 2,620
Montea NV(ö) 4,454 377
Shurgard Self Storage, Ltd.(ö) 1,706 62
VGP NV 4,538 558
Warehouses De Pauw CVA(ö) 55,946 1,589
5,206
Canada - 1.3%
Chartwell Retirement Residences 103,647 1,539
Choice Properties Real Estate Investment
Trust(ö) 145,439 1,628
First Capital Real Estate Investment
Trust(ö) 31,953 464
Granite Real Estate Investment Trust(ö) 23,868 1,540
5,171
China - 0.1%
GDS Holdings, Ltd. Class A(Æ) 105,200 592
France - 2.5%
ARGAN SA(ö) 2,744 215
Covivio SA(ö) 13,461 861
Klepierre SA(ö) 95,566 3,680
Mercialys SA(ö) 54,928 690
Unibail - Rodamco -Westfield(ö) 42,315 4,680
10,126
Germany - 2.2%
LEG Immobilien SE 10,393 749
Sirius Real Estate, Ltd.(ö) 687,462 925
TAG Immobilien AG 162,597 2,753
Vonovia SE 152,487 4,452
8,879
Hong Kong - 3.4%
Henderson Land Development Co., Ltd. 275,000 1,098
Hongkong Land Holdings, Ltd. 378,100 3,213
Link REIT(ö) 636,483 2,914
Sun Hung Kai Properties, Ltd. 343,043 5,536
Swire Properties, Ltd. 85,600 260
Wharf Real Estate Investment Co., Ltd. 162,000 565
13,586
Japan - 9.5%
Activia Properties, Inc.(ö) 981 916
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daiwa Securities Living Investments
Corp.(ö) 1,413 1,048
GLP J- Reit (ö) 935 859
Industrial & Infrastructure Fund
Investment Corp.(ö) 139 135
Invincible Investment Corp.(ö) 2,007 850
Japan Hotel REIT Investment Corp.(ö) 344 185
Japan Metropolitan Fund Investment
Corp.(ö) 3,071 2,414
Japan Real Estate Investment Corp.(ö) 1,897 1,529
KDX Realty Investment Corp. Class A(ö) 2,434 2,631
Keihanshin Building Co., Ltd. 90,300 1,119
Mitsubishi Estate Co., Ltd. 245,318 6,259
Mitsui Fudosan Accommodations Fund,
Inc.(ö) 694 620
Mitsui Fudosan Co., Ltd. 506,281 5,807
Mitsui Fudosan Logistics Park, Inc.(ö) 2,470 1,842
Mori Trust Reit , Inc.(ö) 871 437
Nippon Building Fund, Inc.(ö) 1,011 939
Nippon Prologis REIT, Inc.(ö) 3,701 2,159
Nomura Real Estate Master Fund, Inc.(ö) 2,203 2,378
Sumitomo Realty & Development Co.,
Ltd. 208,000 5,783
37,910
Netherlands - 0.2%
CTP NV(Þ) 31,821 691
Singapore - 3.5%
CapitaLand Ascendas REIT(ö) 192,400 431
CapitaLand Integrated Commercial Trust
Class A(ö) 1,517,484 2,855
Capitaland Investment, Ltd. 355,100 860
Centurion Accommodation REIT(Æ)(ö) 2,751,300 2,424
City Developments, Ltd. 168,700 1,233
Digital Core REIT Management Pte , Ltd.
(Æ)(ö) 1,179,000 638
Frasers Centrepoint Trust(ö) 80,700 142
Keppel REIT(ö) 1,400,800 1,085
Lendlease Global Commercial REIT(ö) 1,895,900 955
Mapletree Logistics Trust(Æ)(ö) 1,235,800 1,313
Parkway Life Real Estate Investment
Trust(Æ)(ö) 85,382 274
Suntec Real Estate Investment Trust(Æ)
(ö) 621,400 704
UOL Group, Ltd. 108,900 929
13,843
Spain - 0.5%
Cellnex Telecom SA(Þ) 13,471 415
Merlin Properties Socimi SA(ö) 105,898 1,572
1,987
Sweden - 1.8%
Atrium Ljungberg AB Class B 72,464 275
Castellum AB 50,046 619
Catena AB 27,330 1,419
Fastighets AB Balder Class B(Æ) 355,226 2,673
Nyfosa AB 39,678 315
Swedish Logistic Property AB Class
B(Æ) 92,922 437

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 413
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wihlborgs Fastigheter AB 122,055 1,262
7,000
Switzerland - 1.4%
Swiss Prime Site AG Class A 32,566 5,531
United Kingdom - 3.9%
Big Yellow Group PLC(ö) 84,461 1,192
British Land Co. PLC (The)(ö) 390,562 2,222
Derwent London PLC(ö) 22,208 585
Grainger PLC(ö) 298,542 795
Land Securities Group PLC(ö) 159,586 1,423
Life Science REIT PLC(Æ)(ö) 337,950 190
LondonMetric Property PLC(ö) 829,009 2,269
PRS REIT PLC (The)(ö)(Š) 20,422 13
Safestore Holdings PLC(ö) 53,073 601
Segro PLC(ö) 525,165 5,477
Shaftesbury Capital PLC(ö) 59,122 116
Unite Group PLC (The)(ö) 101,158 787
15,670
United States - 57.9%
Agree Realty Corp.(ö) 72,891 5,265
American Healthcare REIT, Inc.(ö) 37,089 1,740
American Homes 4 Rent Class A(ö) 73,425 2,300
Americold Realty Trust, Inc.(ö) 47,594 591
Brixmor Property Group, Inc.(ö) 118,919 3,186
Broadstone Net Lease, Inc.(ö) 28,714 531
BXP, Inc.(ö) 46,328 2,996
Caesars Entertainment, Inc.(Æ) 37,690 780
Camden Property Trust(ö) 28,392 3,096
CareTrust REIT, Inc.(ö) 40,434 1,510
COPT Defense Properties(ö) 30,562 942
Crown Castle, Inc.(ö) 48,809 4,237
CubeSmart (ö) 4,776 179
Digital Realty Trust, Inc.(ö) 83,228 13,812
EastGroup Properties, Inc.(ö) 26,488 4,811
Equinix , Inc.(ö) 18,500 15,187
Equity Residential(ö) 123,856 7,719
Essential Properties Realty Trust, Inc.(ö) 117,123 3,556
Essex Property Trust, Inc.(ö) 15,514 3,907
Extra Space Storage, Inc.(ö) 78,618 10,847
First Industrial Realty Trust, Inc.(ö) 63,428 3,681
Gaming and Leisure Properties, Inc.(ö) 85,828 3,841
Healthcare Realty Trust, Inc.(ö) 168,836 2,835
Healthpeak Properties, Inc.(ö) 73,409 1,266
Highwoods Properties, Inc.(ö) 1,103 29
Host Hotels & Resorts, Inc.(ö) 399,378 7,400
Hudson Pacific Properties, Inc.(Æ)(ö) 35,211 304
Invitation Homes, Inc.(ö) 189,135 5,056
Iron Mountain, Inc.(ö) 72,389 6,669
Kilroy Realty Corp.(ö) 47,683 1,644
Kimco Realty Corp.(ö) 234,502 4,943
Kite Realty Group Trust(ö) 77,759 1,827
Mid-America Apartment Communities,
Inc.(ö) 30,208 4,057
National Storage Affiliates Trust(ö) 44,522 1,416
Omega Healthcare Investors, Inc.(ö) 110,875 4,865
OUTFRONT Media, Inc.(ö) 28,733 699
PACS Group, Inc.(Æ) 16,278 550
PotlatchDeltic Corp.(ö) 11,276 471
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prologis, Inc.(ö) 152,569 19,919
Public Storage(ö) 12,616 3,484
Rayonier, Inc.(ö) 18,159 413
Realty Income Corp.(ö) 170,181 10,408
Regency Centers Corp.(ö) 48,318 3,521
SBA Communications Corp.(ö) 334 61
Simon Property Group, Inc.(ö) 57,563 11,012
Smartstop Self Storage REIT, Inc.(ö) 43,400 1,364
Sun Communities, Inc.(ö) 54,606 6,958
UDR, Inc.(ö) 70,804 2,630
Ventas, Inc.(ö) 52,450 4,074
VICI Properties, Inc.(ö) 16,515 464
Welltower , Inc.(ö) 147,718 27,824
230,877
Total Common Stocks
(cost $283,888) 381,290
Short-Term Investments - 3.8%
United States - 3.8%
U.S. Cash Management Fund(@) 15,279,036 (∞) 15,276
Total Short-Term Investments
(cost $15,275) 15,276
Total Investments - 99.4%
(identified cost $299,163) 396,566
Other Assets and Liabilities,
Net - 0.6%
2,387
Net Assets - 100.0%
398,953

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
414 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
0.4%
Cellnex Telecom SA 11/06/23 EUR 13,471 34.64 467
415
CTP NV 04/16/21 EUR 31,821 16.19 515
691
HomeCo . Daily Needs REIT 09/04/25 AUD 355,650 0.91 324 320
1,426
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 463 USD 16,932 03/26 366
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 366
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 199 SEK 1,761 02/02/26 (2)
Bank of America USD 172 SGD 217 02/02/26 (1)
Bank of America HKD 935 USD 120 02/02/26 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (3)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 24,221 $ — $ — $ 24,221
Belgium — 5,206 — — 5,206
Canada 5,171 — — — 5,171
China — 592 — — 592
France — 10,126 — — 10,126
Germany — 8,879 — — 8,879
Hong Kong — 13,586 — — 13,586
Japan — 37,910 — — 37,910
Netherlands — 691 — — 691
Singapore — 13,843 — — 13,843
Spain — 1,987 — — 1,987
Sweden — 7,000 — — 7,000

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 415
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Switzerland — 5,531 — — 5,531
United Kingdom — 15,657 13 — 15,670
United States 230,877 — — — 230,877
Short-Term Investments — — — 15,276 15,276
Total Investments 236,048 145,229 13 15,276 396,566
Other Financial Instruments
Assets
Futures Contracts 366 — — — 366
Liabilities
Foreign Currency Exchange Contracts (3) — — — (3)
Total Other Financial Instruments
*
$ 363 $ — $ — $ — $ 363
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Diversified ..........................................................................................
86,330 21 .6
Healthcare ..........................................................................................
46,476 11 .7
Industrial ............................................................................................
55,144 13 .8
Lodging/Resorts .................................................................................
15,944 4 .0
Office ..................................................................................................
21,338 5 .4
Residential ..........................................................................................
50,754 12 .7
Retail ..................................................................................................
55,453 13 .9
Self Storage ........................................................................................
19,146 4 .8
Technology .........................................................................................
30,705 7 .7
Short-Term Investments .......................................................
15,276 3 .8
Total Investments ............................................................................... 396,566 99 .4

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
416 Global Real Estate Securities Fund
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 16,748 $ 16,529 $ 18,001 $ — $ — $ 15,276 $ 161 $ —

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 417
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 34.6%
Corporate Bonds and Notes - 14.7%
Consumer Discretionary - 2.3%
Cheesecake Factory, Inc. (The)
0.375% due 06/15/26 137 136
Cracker Barrel Old Country Store, Inc.
0.625% due 06/15/26 640 626
1.750% due 09/15/30 (Þ) 407 327
Etsy, Inc.
0.250% due 06/15/28 1,035 931
JetBlue Airways Corp.
0.500% due 04/01/26 727 720
LCI Industries
1.125% due 05/15/26 654 662
Magnite, Inc.
0.250% due 03/15/26 812 804
Marriott Vacations Worldwide Corp.
3.250% due 12/15/27 833 801
Penn Entertainment, Inc.
2.750% due 05/15/26 458 455
Topgolf Callaway Brands Corp.
2.750% due 05/01/26 525 535
Winnebago Industries, Inc.
3.250% due 01/15/30 412 402
Ziff Davis, Inc.
3.625% due 03/01/28 (Þ) 380 373
6,772
Consumer Staples - 0.4%
HRB Winddown, Inc.
8.875% due 03/15/25 (Š)(Þ) 1,640 —
MGP Ingredients, Inc.
1.875% due 11/15/41 551 535
Spectrum Brands, Inc.
3.375% due 06/01/29 665 644
1,179
Energy - 1.4%
Array Technologies, Inc.
1.000% due 12/01/28 607 593
BP Capital Markets PLC
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.924%)(Ê)(ƒ) 76 78
6.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.153%)(Ê)(ƒ) 36 38
Energy Transfer, LP
Series .
6.750% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.475%)(Ê) 60 60
Series B
6.625% due 12/31/99 (USD 3 Month
SOFR + 4.155%)(Ê)(ƒ) 103 104
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 142 147
Series H
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 59 59
Enphase Energy, Inc.
4.660% due 03/01/26 (ž) 63 63
5.841% due 03/01/28 (ž) 968 860
Green Plains, Inc.
2.250% due 03/15/27 708 682
Nabors Industries, Inc.
1.750% due 06/15/29 625 553
Phillips 66 Co.
Series A
5.875% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.283%)(Ê) 95 95
Series B
6.200% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.166%)(Ê) 90 91
XPLR Infrastructure, LP
2.500% due 06/15/26 (Þ) 866 857
4,280
Financial Services - 3.7%
Affirm Holdings, Inc.
4.484% due 11/15/26 (ž) 587 567
Ally Financial, Inc.
Series B
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.868%)(Ê)(ƒ) 58 57
Series C
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 3.481%)(Ê)(ƒ) 51 49
American National Group, Inc.
7.000% due 12/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.183%)(Ê) 30 30
Ares Finance Co. III LLC
4.125% due 06/30/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(Þ) 60 59
Assurant, Inc.
7.000% due 03/27/48 (USD 3 Month
SOFR + 4.135%)(Ê) 71 73
Athene Holding, Ltd.
6.875% due 06/28/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.582%)(Ê) 56 56
Bank of America Corp.
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.351%)(Ê)(ƒ) 130 132
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.684%)(Ê)(ƒ) 202 210
Series FF
5.875% due 12/31/99 (CME Term
SOFR 3 Month + 3.193%)(Ê)(ƒ) 82 83

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
418 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series TT
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.231%)(Ê)(ƒ) 26 26
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 867 864
Block, Inc.
4.501% due 05/01/26 (ž) 374 370
0.250% due 11/01/27 527 489
Charles Schwab Corp. (The)
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 177 166
Citigroup, Inc.
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.001%)(Ê)(ƒ) 161 164
Series AA
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.211%)(Ê)(ƒ) 94 99
Series DD
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 2.757%)(Ê)(ƒ) 77 81
Series FF
6.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.726%)(Ê)(ƒ) 227 233
Series GG
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.890%)(Ê)(ƒ) 187 191
Corebridge Financial, Inc.
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 47 48
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.181%)(Ê)(ƒ) 40 42
Enstar Finance LLC
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 73 73
Equitable Holdings, Inc.
6.700% due 03/28/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.390%)(Ê) 55 58
Farm Credit Bank of Texas
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.291%)(Ê)(ƒ) 50 52
Gladstone Capital Corp.
5.875% due 10/01/30 170 165
Global Atlantic Fin Co.
7.950% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.608%)(Ê)(Þ) 48 50
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.250% due 03/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.550%)(Ê)(Þ) 70 71
Goldman Sachs Capital I, Ltd.
6.345% due 02/15/34 27 29
Goldman Sachs Group, Inc. (The)
6.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.461%)(Ê)(ƒ) 89 92
Series X
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.809%)(Ê)(ƒ) 170 180
HA Sustainable Infrastructure Capital,
Inc.
8.000% due 06/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.301%)(Ê) 50 52
Hartford Insurance Group, Inc. (The)
Series ICON
6.238% due 02/12/67 (CME Term
SOFR 3 Month + 2.387%)(Ê)(Þ) 61 58
Huntington Bancshares, Inc.
Series G
4.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 4.045%)(Ê)(ƒ) 36 35
Series K
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(ƒ) 70 70
JPMorgan Chase & Co.
Series NN
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.737%)(Ê)(ƒ) 130 137
Series OO
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.152%)(Ê)(ƒ) 67 70
Lincoln National Corp.
Series C
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.318%)(Ê)(ƒ) 50 54
MetLife Capital Trust IV
7.875% due 12/15/67 (Þ) 150 166
MetLife, Inc.
6.400% due 12/15/66 25 26
9.250% due 04/08/68 (Þ) 125 150
Pebblebrook Hotel Trust
1.750% due 12/15/26 860 837
PennyMac Corp.
5.500% due 03/15/26 772 771
PNC Financial Services Group, Inc.
(The)
Series T
3.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.595%)(Ê)(ƒ) 110 108

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 419
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series U
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 66 66
Series V
6.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.238%)(Ê)(ƒ) 39 40
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 108 111
Prudential Financial, Inc.
5.125% due 03/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.162%)(Ê) 75 74
6.000% due 09/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.234%)(Ê) 45 46
6.750% due 03/01/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.848%)(Ê) 35 37
6.500% due 03/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.404%)(Ê) 33 35
Redfin Corp.
0.500% due 04/01/27 874 836
Redwood Trust, Inc.
7.750% due 06/15/27 491 495
Reinsurance Group of America, Inc.
6.650% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.392%)(Ê) 62 64
Repay Holdings Corp.
0.000% due 02/01/26(Þ)(ž) 251 251
Rexford Industrial Realty, LP
4.375% due 03/15/27 (Þ) 692 694
SBL Holdings, Inc.
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.620%)(Ê)(ƒ)(Þ) 39 37
9.508% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.580%)(Ê)(ƒ)(Þ) 78 79
State Street Corp.
Series I
6.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.613%)(Ê)(ƒ) 76 79
Summit Hotel Properties, Inc.
1.500% due 02/15/26 115 115
Upstart Holdings, Inc.
0.250% due 08/15/26 314 302
Voya Financial, Inc.
Series A
7.758% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.358%)(Ê)(ƒ) 17 18
Wells Fargo & Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.767%)(Ê)(ƒ) 74 77
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.606%)(Ê)(ƒ) 64 68
Series *
5.950% due 12/01/86 44 46
10,963
Health Care - 2.0%
Amphastar Pharmaceuticals, Inc.
2.000% due 03/15/29 1,010 944
BioMarin Pharmaceutical, Inc.
1.250% due 05/15/27 985 955
CONMED Corp.
2.250% due 06/15/27 695 674
CVS Health Corp.
6.750% due 12/10/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.516%)(Ê) 5 5
7.000% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.886%)(Ê) 91 95
Dexcom, Inc.
0.375% due 05/15/28 701 656
Envista Holdings Corp.
1.750% due 08/15/28 645 626
Haemonetics Corp.
5.483% due 03/01/26 (ž) 639 636
2.500% due 06/01/29 107 105
NeoGenomics, Inc.
0.250% due 01/15/28 497 452
Teladoc Health, Inc.
1.250% due 06/01/27 678 650
5,798
Producer Durables - 0.2%
Cryoport, Inc.
0.750% due 12/01/26 (Þ) 576 552
Technology - 3.9%
Airbnb, Inc.
4.263% due 03/15/26 (ž) 768 764
Bandwidth, Inc.
0.500% due 04/01/28 750 660
Bentley Systems, Inc.
0.375% due 07/01/27 661 632
Bill.com Holdings, Inc.
3.730% due 04/01/27 (ž) 413 396
Blackline, Inc.
5.320% due 03/15/26 (ž) 133 132
Cerence, Inc.
1.500% due 07/01/28 484 442
Dayforce, Inc.
0.250% due 03/15/26 153 152
DigitalOcean Holdings, Inc.
3.624% due 12/01/26 (ž) 175 170
DraftKings, Inc.
4.545% due 03/15/28 (ž) 825 751
Dropbox, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
420 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.390% due 03/01/26 (ž) 113 113
Fastly, Inc.
7.547% due 03/15/26 (ž) 107 106
7.750% due 06/01/28 169 187
Five9, Inc.
1.000% due 03/15/29 1,058 955
Groupon, Inc.
1.125% due 03/15/26 222 220
Match Group Financeco, Inc.
0.875% due 06/15/26 (Þ) 119 118
2.000% due 01/15/30 (Þ) 779 702
Mitek Systems, Inc.
0.750% due 02/01/26 95 95
Okta, Inc.
0.375% due 06/15/26 892 878
Porch Group, Inc.
6.750% due 10/01/28 (Þ) 419 423
Progress Software Corp.
1.000% due 04/15/26 461 458
Snap, Inc.
0.750% due 08/01/26 257 250
4.320% due 05/01/27 (ž) 278 264
0.125% due 03/01/28 315 288
Strategy, Inc.
4.646% due 12/01/29 (ž) 779 655
Unity Software, Inc.
4.037% due 11/15/26 (ž) 670 649
Upwork, Inc.
0.250% due 08/15/26 506 495
Ziff Davis, Inc.
1.750% due 11/01/26 575 564
11,519
Utilities - 0.8%
AES Corp. (The)
6.950% due 07/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.890%)(Ê) 56 55
Alliant Energy Corp.
5.750% due 04/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.077%)(Ê) 55 54
American Electric Power Co., Inc.
6.950% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 29 31
3.875% due 02/15/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 68 67
Series *
7.050% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê) 85 89
Series C
5.800% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.128%)(Ê) 85 85
Series D
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.050% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.940%)(Ê) 135 134
American Water Capital Corp.
3.625% due 06/15/26 383 382
CenterPoint Energy, Inc.
6.700% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.586%)(Ê) 37 38
Series A
7.000% due 02/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.254%)(Ê) 44 46
Series B
6.850% due 02/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.946%)(Ê) 22 23
CMS Energy Corp.
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 97 89
6.500% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.961%)(Ê) 53 55
Dominion Energy, Inc.
6.625% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.207%)(Ê) 60 62
6.200% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.006%)(Ê) 138 139
Series **
6.000% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.262%)(Ê) 78 79
Series A
6.875% due 02/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.386%)(Ê) 43 45
Entergy Corp.
6.100% due 06/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.013%)(Ê) 70 70
EUSHI Finance, Inc.
7.625% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.136%)(Ê) 44 46
Evergy, Inc.
6.650% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.558%)(Ê) 45 46
Exelon Corp.
6.500% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.975%)(Ê) 24 25
NextEra Energy Capital Holdings, Inc.
6.750% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.457%)(Ê) 106 113

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 421
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.700% due 09/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.364%)(Ê) 89 92
6.375% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.053%)(Ê) 36 37
Series .
6.500% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.979%)(Ê) 100 105
NiSource, Inc.
6.950% due 11/30/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.451%)(Ê) 26 27
6.375% due 03/31/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.527%)(Ê) 51 53
Sempra
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 74 73
6.400% due 10/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.632%)(Ê) 114 115
6.875% due 10/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.789%)(Ê) 101 104
6.375% due 04/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.632%)(Ê) 60 61
Spire, Inc.
6.250% due 06/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.556%)(Ê) 55 55
6.450% due 06/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.327%)(Ê) 35 35
2,530
43,593
International Debt - 19.8%
Abu Dhabi Government International
Bond
4.250% due 10/02/35 (Þ) 380 373
3.125% due 09/30/49 (Þ) 255 178
Aeropuerto Internacional De Tocumen
SA
5.125% due 08/11/61 (Þ) 662 535
African Export-Import Bank (The)
3.994% due 09/21/29 (Þ) 348 323
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 150 148
AltaGas, Ltd.
7.200% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.573%)(Ê)(Þ) 62 64
Angolan Government International
Bond
9.244% due 01/15/31 (Þ) 200 202
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.875% due 10/15/35 (Þ) 200 201
Argentine Republic Government
International Bond
1.750% due 07/09/30 (~)(Ê) 164 139
Series *
5.000% due 07/09/35 (~)(Ê) 551 426
AXA SA
8.600% due 12/15/30 40 47
Bahrain Government International
Bond
6.750% due 09/20/29 (Þ) 200 204
6.625% due 10/06/37 (Þ) 200 193
Banco del Estado de Chile
7.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.228%)(Ê)(ƒ)(Þ) 200 212
Banco Nacional de Panama
2.500% due 08/11/30 (Þ) 203 180
Banco Santander SA
Series _
9.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.298%)(Ê)(ƒ) 200 241
Series 0000
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.753%)(Ê)(ƒ) 200 199
Bank Negara Indonesia Persero Tbk PT
4.300% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.466%)(Ê)(ƒ)(Þ) 562 551
Bank of Montreal
6.875% due 11/26/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.976%)(Ê) 200 206
Bapco Energies BSC Closed
8.375% due 11/07/28 (Þ) 572 614
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
SOFR + 1.550%)(Ê)(ƒ) 40 42
Barclays PLC
9.625% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 5.775%)
(Ê)(ƒ) 200 227
Bell Canada
6.875% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.390%)(Ê) 80 83
7.000% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.363%)(Ê) 74 78
BNP Paribas SA
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 200 212
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.727%)(Ê)(ƒ)(Þ) 200 218
Brazilian Government International
Bond

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
422 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.625% due 03/15/35 200 206
7.250% due 01/12/56 200 199
Brookfield Finance, Inc.
6.300% due 01/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.076%)(Ê) 40 40
Canadian Imperial Bank of Commerce
6.500% due 07/28/86 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.727%)(Ê) 200 200
CBB International Sukuk Programme
Co. WLL
3.950% due 09/16/27 (Þ) 200 196
Centrais Eletricas Brasileiras SA
4.625% due 02/04/30 (Þ) 350 340
Central Plaza Development, Ltd.
7.150% due 03/21/28 (Þ) 307 309
CFAMC III Co., Ltd.
4.750% due 04/27/27 (Þ) 384 385
CFAMC IV Co., Ltd.
Series EMTN
3.375% due 02/24/30 (Þ) 377 359
China Government International Bond
3.750% due 11/13/30 (Þ) 200 201
Colombia Government International
Bond
6.125% due 01/21/31 200 200
6.500% due 01/21/33 200 199
8.500% due 04/25/35 202 223
4.125% due 05/15/51 200 125
Comision Ejecutiva Hidroelectrica del
Rio Lempa
8.650% due 01/24/33 (Þ) 709 757
Comision Federal de Electricidad
Series EMTN
5.000% due 07/30/49 (Þ) 352 302
Commerzbank AG
Series EMTN
7.500% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 4.322%)
(Ê)(ƒ)(Þ) 200 211
Corp. Financiera de Desarrollo SA
2.400% due 09/28/27 (Þ) 200 194
Corp. Nacional del Cobre de Chile
3.150% due 01/15/51 (Þ) 671 433
6.780% due 01/13/55 (Þ) 200 214
6.780% due 01/13/55 (Þ) 200 214
Costa Rica Government International
Bond
6.125% due 02/19/31 (Þ) 232 242
Credit Agricole SA
7.125% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 3.584%)
(Ê)(ƒ)(Þ) 200 209
Dai-ichi Life Insurance Co., Ltd. (The)
6.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.515%)(Ê)(ƒ)(Þ) 200 207
Dominican Republic International
Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.875% due 10/28/35 (Þ) 176 175
6.950% due 03/15/37 (Þ) 300 320
6.850% due 01/27/45 (Þ) 138 143
DP World, Ltd.
6.850% due 07/02/37 (Þ) 620 690
Ecopetrol SA
4.625% due 11/02/31 232 207
8.375% due 01/19/36 62 64
7.375% due 09/18/43 306 281
5.875% due 05/28/45 105 79
5.875% due 11/02/51 179 130
Ecuador Government International
Bond
8.750% due 01/29/34 (Þ) 200 202
6.900% due 07/31/35 (~)(Ê)(Þ) 199 182
9.250% due 01/29/39 (Þ) 200 205
EDO Sukuk, Ltd.
5.662% due 07/03/31 (Þ) 268 278
Egypt Government International Bond
8.625% due 02/04/30 (Þ) 200 218
8.500% due 01/31/47 (Þ) 400 386
El Salvador Government International
Bond
9.500% due 07/15/52 (Þ) 171 194
Empresa de Transmision Electrica SA
5.125% due 05/02/49 (Þ) 932 718
Empresa Nacional del Petroleo
4.500% due 09/14/47 (Þ) 921 771
Enbridge, Inc.
7.200% due 06/27/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.970%)(Ê) 87 93
5.500% due 07/15/77 (CME Term
SOFR 3 Month + 3.680%)(Ê) 75 75
6.250% due 03/01/78 (CME Term
SOFR 3 Month + 3.903%)(Ê) 137 139
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 35 36
7.625% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.418%)(Ê) 86 94
8.500% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.431%)(Ê) 162 185
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 39 39
Series NC5
8.250% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.785%)(Ê) 75 80
Eskom Holdings SOC, Ltd.
6.350% due 08/10/28 (Þ) 539 556
Export-Import Bank of India
2.250% due 01/13/31 (Þ) 584 525
Franshion Brilliant, Ltd.
3.200% due 04/09/26 (Þ) 300 299
4.250% due 07/23/29 (Þ) 342 315

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 423
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Freeport Indonesia PT
6.200% due 04/14/52 (Þ) 200 203
Gaci First Investment Co.
5.375% due 10/13/22 (Þ) 310 263
Garuda Indonesia Persero Tbk PT
6.500% due 12/28/31 (Þ) 231 214
Georgian Railway JSC
4.000% due 06/17/28 (Þ) 563 537
Ghana Government International Bond
5.000% due 07/03/29 (~)(Æ)(Ê)
(Ø)(Þ) 17 16
6.000% due 07/03/29 (~)(Ê)(Þ) 150 147
Grupo Energia Bogota SA ESP
4.875% due 05/15/30 (Þ) 509 503
Hazine Mustesarligi Varlik Kiralama
AS
6.750% due 09/01/30 (Þ) 497 519
HSBC Holdings PLC
6.500% due 09/15/37 100 110
7.050% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.987%)(Ê)(ƒ) 200 208
Hungary Government International
Bond
5.375% due 09/26/30 (Þ) 311 318
5.375% due 09/26/30 (Þ) 222 227
Indonesia Asahan Aluminium PT /
Mineral Industri Indonesia Persero
PT
5.800% due 05/15/50 (Þ) 200 192
Indonesia Government International
Bond
5.650% due 01/11/53 200 198
ING Groep NV
8.000% due 12/31/49 (USD SOFR
ICE Swap 5 Year Rate + 4.360%)
(Ê)(Þ) 200 217
Series .
7.000% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 3.594%)
(Ê)(ƒ) 200 209
Instituto Costarricense de Electricidad
6.375% due 05/15/43 (Þ) 762 757
Ivory Coast Government International
Bond
8.250% due 01/30/37 (Þ) 200 215
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 200 210
Kazakhstan Government International
Bond
5.000% due 07/01/32 (Þ) 200 202
Kondor Finance PLC
7.625% due 11/08/28 (Þ) 492 375
Krung Thai Bank PCL
4.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.530%)(Ê)(ƒ)(Þ) 400 399
Kuwait International Government Bond
4.652% due 10/09/35 (Þ) 452 445
Lebanon Government International
Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series GMTN
6.650% due 11/03/28 (Æ)(Ø)(Þ) 483 141
Lloyds Banking Group PLC
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.913%)(Ê)(ƒ) 200 217
Mazoon Assets Co. SAOC
5.200% due 11/08/27 (Þ) 545 549
Meiji Yasuda Life Insurance Co.
5.800% due 09/11/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.033%)(Ê)(Þ) 200 202
6.100% due 06/11/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.911%)(Ê)(Þ) 200 206
Mexico City Airport Trust
5.500% due 07/31/47 (Þ) 213 183
Mexico Government International
Bond
6.338% due 05/04/53 200 189
6.750% due 02/09/56 200 198
Mobiliare Latam SA / Mobiliare Latam
Mexico SA de CV
6.750% due 11/10/32 (Þ) 200 198
Morocco Government International
Bond
6.500% due 09/08/33 (Þ) 200 215
Muthoot Finance, Ltd.
5.750% due 08/04/30 (Þ) 200 200
MVM Energetika Zrt.
7.500% due 06/09/28 (Þ) 701 741
NatWest Group PLC
8.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.752%)(Ê)(ƒ) 200 226
Nigeria Government International Bond
9.625% due 06/09/31 (Þ) 200 226
8.631% due 01/13/36 (Þ) 319 341
Nomura Holdings, Inc.
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.084%)(Ê)(ƒ) 200 207
OCP SA
3.750% due 06/23/31 (Þ) 755 703
Oman Sovereign Sukuk Co.
4.525% due 04/17/33 (Þ) 245 241
Omniyat Sukuk 1, Ltd.
8.375% due 05/06/28 (Þ) 604 621
OQ SAOC
5.125% due 05/06/28 (Þ) 418 421
Pakistan Global Sukuk Programme Co.,
Ltd. (The)
7.950% due 01/31/29 (Þ) 200 207
Pakistan Water and Power
Development Authority
7.500% due 06/04/31 (Þ) 753 733
Panama Government International
Bond
8.000% due 03/01/38 400 463
4.300% due 04/29/53 200 147

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
424 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 200 209
Pertamina Hulu Energi PT
5.250% due 05/21/30 (Þ) 200 203
Pertamina Persero PT
4.150% due 02/25/60 (Þ) 650 469
Perusahaan Penerbit SBSN Indonesia
III
4.550% due 07/23/30 (Þ) 270 271
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
5.450% due 02/03/36 (Þ) 200 199
4.875% due 07/17/49 (Þ) 318 266
Peruvian Government International
Bond
5.500% due 03/30/36 355 361
6.200% due 06/30/55 38 39
Petrobras Global Finance BV
6.900% due 03/19/49 80 79
6.850% due 06/05/15 677 643
Petroleos de Venezuela SA
12.750% due 02/17/22 (Æ)(Ø)(Þ) 57 22
6.000% due 05/16/24 (Æ)(Ø)(Þ) 142 43
5.375% due 04/12/27 (Æ)(Ø)(Þ) 300 90
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 1,231 828
Petroleos Mexicanos
6.750% due 09/21/47 909 750
6.625% due 09/29/49 (Þ) 894 662
7.690% due 01/23/50 626 563
Petronas Capital, Ltd.
4.950% due 01/03/31 (Þ) 200 206
5.848% due 04/03/55 (Þ) 200 207
3.404% due 04/28/61 (Þ) 1,123 753
Philippine Government International
Bond
5.170% due 10/13/27 200 204
1.950% due 01/06/32 401 349
PRIO Luxembourg Holding Sarl
6.750% due 10/15/30 (Þ) 200 198
Province of Santa Fe
8.100% due 12/11/34 (Þ) 48 47
Republic of Azerbaijan Government
International Bond
3.500% due 09/01/32 (Þ) 108 101
Republic of Kenya Government
International Bond
9.750% due 02/16/31 (Þ) 200 221
Republic of Poland Government
International Bond
Series 5Y
4.875% due 02/12/30 83 85
Series 10Y
5.375% due 02/12/35 345 354
Series 30Y
5.500% due 03/18/54 136 129
Republic of South Africa Government
International Bond
6.125% due 12/11/37 (Þ) 600 582
Republic of Uzbekistan Government
International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.900% due 10/19/31 (Þ) 200 186
RLGH Finance Bermuda Ltd.
Series .
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.022%)(Ê)(ƒ)(Þ) 200 204
Romanian Government International
Bond
5.750% due 09/16/30 (Þ) 106 109
3.000% due 02/14/31 (Þ) 190 173
7.500% due 02/10/37 (Þ) 240 266
4.000% due 02/14/51 (Þ) 202 141
7.625% due 01/17/53 (Þ) 202 225
Rothesay Life PLC
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.991%)(Ê)(ƒ)(Þ) 200 202
Royal Bank of Canada
6.500% due 05/24/86 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê) 200 200
SABIC Capital I BV
3.000% due 09/14/50 (Þ) 441 289
Samruk-Kazyna JSC
2.000% due 10/28/26 (Þ) 200 196
Saudi Arabian Oil Co.
2.250% due 11/24/30 (Þ) 660 595
3.500% due 11/24/70 (Þ) 214 131
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 302 306
4.375% due 01/12/31 (Þ) 263 262
5.875% due 01/12/56 (Þ) 400 390
Sea, Ltd.
0.250% due 09/15/26 881 858
Senegal Government International
Bond
6.250% due 05/23/33 (Þ) 100 58
Societe Generale SA
6.750% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 3.929%)(Ê)
(ƒ)(Þ) 200 203
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.946%)(Ê)(ƒ)(Þ) 200 200
10.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.448%)
(Ê)(ƒ)(Þ) 200 222
South Bow Canadian Infrastructure
Holdings, Ltd.
7.500% due 03/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.667%)(Ê) 35 37
7.625% due 03/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.949%)(Ê) 95 99
Southern Gas Corridor CJSC
6.875% due 03/24/26 (Þ) 281 282

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 425
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sri Lanka Government International
Bond
3.600% due 06/15/35 (~)(Ê)(Þ) 62 51
3.600% due 05/15/36 (~)(Ê)(Þ) 34 33
3.600% due 02/15/38 (~)(Ê)(Þ) 131 130
Svenska Handelsbanken AB
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.048%)(Ê)(ƒ)(Þ) 200 191
Swedbank AB
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.657%)(Ê)(ƒ)(Þ) 200 216
TC Ziraat Bankasi AS
8.994% due 08/02/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.327%)(Ê)(Þ) 665 704
Telecommunications Co. Telekom
Srbija AD Belgrade
7.000% due 10/28/29 (Þ) 432 434
TELUS Corp.
7.000% due 10/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.709%)(Ê) 50 52
Series **
6.625% due 10/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.769%)(Ê) 70 72
Series .
6.375% due 06/09/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.694%)(Ê) 97 98
Series ...
6.625% due 06/09/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.515%)(Ê) 100 100
Tierra Mojada Luxembourg II SARL
5.750% due 12/01/40 (Þ) 211 207
Toronto-Dominion Bank (The)
6.350% due 10/31/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.721%)(Ê) 200 203
Trade and Development Bank of
Mongolia LLC
8.500% due 12/23/27 (Þ) 522 524
TransCanada Trust
5.300% due 03/15/77 (USD 3 Month
SOFR + 3.208%)(Ê) 19 19
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 37 37
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 131 130
Transnet SOC, Ltd.
8.250% due 02/06/28 (Þ) 607 640
Trinidad Generation Unlimited
7.750% due 06/16/33 (Þ) 583 612
Turkiye Government International
Bond
Series 5Y
9.875% due 01/15/28 210 230
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Turkiye Ihracat Kredi Bankasi AS
5.750% due 07/06/26 (Þ) 700 704
UBS Group AG
7.000% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 3.296%)
(Ê)(ƒ)(Þ) 200 203
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.745%)(Ê)(ƒ)(Þ) 200 219
Series .14a
6.625% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 3.240%)
(Ê)(ƒ)(Þ) 200 201
Ukraine Government International
Bond
4.000% due 02/01/32 (~)(Æ)(Ê)
(Ø)(Þ) 145 115
7.750% due 02/01/34 (~)(Æ)(Ê)
(Ø)(Þ) 99 48
1.000% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 268 151
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/26 (Æ)(Ø)(Þ) 733 536
Uruguay Government International
Bond
5.750% due 10/28/34 458 484
4.975% due 04/20/55 72 65
5.250% due 09/10/60 165 152
Uzbekneftegaz JSC
4.750% due 11/16/28 (Þ) 687 667
Venezuela Government International
Bond
7.750% due 10/13/19 (Æ)(Ø)(Þ) 225 77
12.750% due 08/23/22 (Æ)(Ø)(Þ) 31 14
9.000% due 05/07/23 (Æ)(Ø)(Þ) 144 54
Vodafone Group PLC
Series NC30
5.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.073%)(Ê) 75 60
YPF SA
6.950% due 07/21/27 (Þ) 166 168
8.500% due 06/27/29 (Þ) 523 541
7.000% due 12/15/47 (Þ) 40 36
Zambia Government International
Bond
7.500% due 06/30/33 (~)(Ê)(Þ) 64 62
58,606
Non-US Bonds - 0.1%
Banco de Sabadell SA
Series .
6.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.281%)(Ê)(ƒ)(Þ) EUR 200 251
Cooperatieve Rabobank UA
Series *
6.500% due 12/29/49 (~)(Ê)(ƒ)(Þ) EUR 37 51
302

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
426 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Long-Term Fixed
Income Investments
(cost $99,488) 102,501
Common Stocks - 55.7%
Consumer Discretionary - 6.6%
Academy Sports & Outdoors, Inc. 5,819 320
Alibaba Group Holding, Ltd. 62,760 1,335
Alibaba Group Holding, Ltd. - ADR 1,021 173
Allegro.eu SA(Æ)(Þ) 4,703 39
Amazon.com, Inc.(Æ) 5,254 1,257
API Group Corp.(Æ) 1,145 48
Aristocrat Leisure, Ltd. 2,730 102
Autoliv, Inc. 1,454 176
AutoZone, Inc.(Æ) 82 304
Best Buy Co., Inc. 2,883 188
Bridgestone Corp. 5,400 122
BYD Co., Ltd. Class H 11,500 143
Caesars Entertainment, Inc.(Æ) 3,610 75
Cembre SpA 677 56
Chemring Group PLC 6,453 44
China Tourism Group Duty Free Corp.,
Ltd. Class A
4,000 51
Chipotle Mexican Grill, Inc. Class
A(Æ)
3,374 131
Cie Financiere Richemont SA Class A 2,692 521
Cie Generale des Etablissements
Michelin SCA
9,455 352
Comet Holding AG 373 144
Costco Wholesale Corp. 512 481
Damai Entertainment Holdings, Ltd.
(Æ)
200,000 25
Darden Restaurants, Inc. 1,430 285
Davide Campari-Milano NV 44,295 315
De' Longhi SpA 748 33
Deckers Outdoor Corp.(Æ) 2,775 331
Diageo PLC 4,992 115
DiDi Global, Inc. - ADR(Æ) 8,336 39
Dollar General Corp. 2,075 298
DraftKings, Inc. Class A(Æ) 1,549 43
Driven Brands Holdings, Inc.(Æ) 43,323 674
Fox Corp. Class A 1,918 140
Fox Corp. Class B 5,017 329
General Motors Co. 4,403 370
Grab Holdings, Ltd. Class A(Æ) 20,599 89
H World Group, Ltd. - ADR 2,646 126
Hanwha Aerospace Co., Ltd. 121 109
Harvey Norman Holdings, Ltd. 4,901 22
Harvia Oyj(Þ) 909 44
Home Depot, Inc. (The) 58 22
Howden Joinery Group PLC 20,850 239
Hoya Corp. 900 151
Hubbell, Inc. Class B 613 299
Hyundai Department Store Co., Ltd. 659 43
IAC, Inc.(Æ) 9,105 336
Industria de Diseno Textil SA 1,612 105
InterContinental Hotels Group PLC 1,462 198
JD.com, Inc. Class A 2,800 40
Kia Corp. 2,658 282
Kingfisher PLC 23,261 107
Kuaishou Technology(Þ) 27,400 283
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kyocera Corp. 18,300 273
Lagercrantz Group AB Class B 705 16
Las Vegas Sands Corp. 4,998 264
Li Ning Co., Ltd. 49,500 129
LVMH Moet Hennessy Louis Vuitton
SE
440 284
Magazine Luiza SA 54,993 102
McDonald's Corp. 1,615 509
Meituan Class B(Æ)(Þ) 9,900 123
MercadoLibre, Inc.(Æ) 197 423
Netflix, Inc. Class B(Æ) 3,712 310
Next PLC 1,534 279
NKT A/S(Æ) 666 87
OEM International AB Class B 4,378 63
O'Reilly Automotive, Inc.(Æ) 1,230 121
Oriental Holdings Berhad 11,974 21
Pearson PLC 2,933 39
Pernod Ricard SA 2,220 197
Persimmon PLC Class A 3,100 60
Remy Cointreau SA 2,443 116
Ross Stores, Inc. 683 129
Sands China, Ltd. 36,000 79
Sea, Ltd. - ADR(Æ) 976 114
SJM Holdings, Ltd.(Æ) 63,000 19
Teleperformance SE 279 18
Tencent Holdings, Ltd. 16,432 1,260
Tencent Holdings, Ltd. - ADR 1,327 101
Tesla, Inc.(Æ) 946 407
TJX Cos., Inc. (The) 4,000 599
Tkms AG& Co. KGaA(Æ) 472 55
Toyota Motor Corp. 11,100 252
Tri Pointe Homes, Inc.(Æ) 13,626 454
Universal Music Group NV 4,577 112
Virbac SACA 102 42
Volkswagen AG 602 73
Walmart, Inc. 676 81
Williams-Sonoma, Inc. 1,423 291
Yamaha Corp. 26,000 188
Zalando SE(Æ)(Þ) 10,380 300
19,544
Consumer Staples - 2.4%
Alimentation Couche-Tard, Inc. 3,804 198
Altria Group, Inc. 5,131 318
Ambev SA 29,882 84
Anheuser-Busch InBev SA 3,272 235
Astarta Holding PLC 1,291 18
Beiersdorf AG 1,395 166
BrasilAgro - Companhia Brasileira de
Propriedades Agricolas
5,335 22
Carrefour SA 4,258 70
China Mengniu Dairy Co., Ltd. 51,000 106
Church & Dwight Co., Inc. 4,567 440
Coca-Cola Consolidated, Inc. 723 110
Essity AB Class B 3,256 96
First Pacific Co., Ltd. 22,000 17
First Resources, Ltd. 23,000 39
Genting Plantations Berhad 17,600 23
Golden Agri-Resources, Ltd. 506,020 115

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 427
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GS Holdings Corp. 945 45
Haleon PLC 46,163 240
Henkel AG & Co. KGaA 408 34
Hershey Co. (The) 1,555 303
Hormel Foods Corp. 7,607 187
Imperial Brands PLC 1,728 73
Kao Corp. 2,400 96
Kato Sangyo Co., Ltd. 200 8
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
130,305 —
Magnum Ice Cream Co. NV (The)(Æ) 1,688 30
Metro, Inc. Class A 1,039 69
Monster Beverage Corp.(Æ) 4,337 350
National Vision Holdings, Inc.(Æ) 23,024 607
PepsiCo, Inc. 4,279 657
Philip Morris International, Inc. 2,597 466
Pilgrim's Pride Corp. 2,336 101
Procter & Gamble Co. (The) 3,622 550
Puregold Price Club, Inc. 17,454 11
Reckitt Benckiser Group PLC 3,435 286
Royal Unibrew A/S 716 67
Saputo, Inc. 1,256 38
Shiseido Co., Ltd. 8,800 150
Smithfield Foods, Inc. 4,743 113
Unilever PLC 6,878 466
Wal-Mart de Mexico SAB de CV 30,549 97
Zabka Group SA(Æ) 16,879 103
7,204
Energy - 1.8%
Baker Hughes Co. 2,744 154
BP PLC 29,261 185
Cenovus Energy, Inc. 15,517 306
Chevron Corp. 2,094 370
Delta Electronics, Inc. 3,000 116
Eramet SA 743 65
Exxon Mobil Corp. 5,807 821
Fortune Electric Co., Ltd. 5,000 154
Gazprom PJSC(Æ)(Š) 376,946 —
Imperial Oil, Ltd. 885 89
Japan Petroleum Exploration Co., Ltd. 6,000 74
Liberty Energy, Inc. Class A 9,903 244
LONGi Green Energy Technology Co.,
Ltd. Class A(Æ)
32,700 84
NAC Kazatomprom JSC - GDR(Þ) 1,417 117
National Energy Services Reunited
Corp.(Æ)
12,282 242
Odfjell Drilling, Ltd. 3,714 37
Paladin Energy, Ltd.(Æ) 16,529 157
Petroleo Brasileiro SA - Petrobras
- ADR
18,773 288
Range Resources Corp. 3,721 141
Reliance Industries, Ltd. - GDR(Þ) 5,336 324
Santos, Ltd. 43,352 213
SBM Offshore NV 1,418 51
Schneider Electric SE 646 184
Subsea 7 SA 5,441 139
Targa Resources Corp. 802 161
TechnipFMC PLC 4,370 244
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teck Resources, Ltd. Class B 3,207 172
Tourmaline Oil Corp. 1,077 51
Tullow Oil PLC(Æ) 92,600 10
Williams Cos., Inc. (The) 2,838 191
5,384
Financial Services - 15.4%
3i Group PLC 1,947 90
Absa Group, Ltd. 6,368 100
Aedifica SA(ö) 1,930 170
Ageas SA 1,506 107
Agree Realty Corp.(ö) 3,905 282
AIA Group, Ltd. 17,800 206
Air Lease Corp. Class A 193 12
Akbank TAS 62,484 134
Aker ASA Class A 269 25
Allstate Corp. (The) 1,655 329
Alpha Bank SA 44,675 214
American Financial Group, Inc. 726 95
American Integrity Insurance Group,
Inc.(Æ)
18,492 346
American Tower Corp.(ö) 1,033 185
Ameriprise Financial, Inc. 617 325
Amundi SA(Þ) 324 29
ARGAN SA(ö) 576 45
Atrium Ljungberg AB Class B 4,633 18
Avanza Bank Holding AB 758 30
Azimut Holding SpA 1,813 77
Banco BTG Pactual SA(Æ) 11,436 130
Banco do Brasil SA 20,817 100
Bangkok Bank PCL - NVDR 3,000 15
Bank Leumi Le-Israel BM 5,698 137
Bank Mandiri Persero Tbk PT 861,792 248
Bank of America Corp. 7,026 374
Bank of Ireland Group PLC 10,076 205
Barclays PLC 2,916 19
Beazley PLC 10,805 168
Berkshire Hathaway, Inc. Class B(Æ) 629 302
BGC Group, Inc. Class A 51,095 465
Big Yellow Group PLC(ö) 5,306 75
BlackRock, Inc. 456 510
Blackstone, Inc. Class A 3,058 436
BNP Paribas SA 1,095 118
Brambles, Ltd. 15,803 247
British Land Co. PLC (The)(ö) 5,770 33
Broadstone Net Lease, Inc.(ö) 26,940 499
BXP, Inc.(ö) 4,197 271
Canadian Imperial Bank of Commerce 1,357 125
Capital One Financial Corp. 1,874 410
CapitaLand Integrated Commercial
Trust Class A(ö)
90,100 170
Capitaland Investment, Ltd. 20,800 50
Capitec Bank Holdings, Ltd. 359 96
CareTrust REIT, Inc.(ö) 4,600 172
Catena AB 915 48
Cenergy Holdings SA 2,804 65
Centurion Accommodation REIT(Æ)
(ö)
96,800 85
CHAPTERS Group AG(Æ) 373 17

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
428 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charles Schwab Corp. (The) 4,856 505
Charter Hall Group(ö) 9,031 144
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š)
205,123 —
China International Capital Corp., Ltd.
Class H(Þ)
87,200 238
China Resources Land, Ltd. 27,500 108
Cincinnati Financial Corp. 1,142 184
Citigroup, Inc. 2,673 309
CK Hutchison Holdings, Ltd. Class B 16,000 130
Close Brothers Group PLC(Æ) 4,313 30
CME Group, Inc. Class A 3,049 881
Computershare, Ltd. 4,446 101
Country Garden Services Holdings
Co., Ltd.
73,000 61
Cresud SACIF y A - ADR 2,162 29
Crown Castle, Inc.(ö) 4,951 430
DBS Group Holdings, Ltd. 8,100 378
Derwent London PLC(ö) 1,494 39
Dexus(ö) 27,302 128
Digital Core REIT Management Pte,
Ltd.(Æ)(ö)
144,600 78
Digital Realty Trust, Inc.(ö) 5,902 979
EastGroup Properties, Inc.(ö) 1,466 266
Equinix, Inc.(ö) 768 630
Equity LifeStyle Properties, Inc. Class
A(ö)
3,223 204
Equity Residential(ö) 2,875 179
Erie Indemnity Co. Class A 238 67
Essential Properties Realty Trust, Inc.
(ö)
4,096 124
Essex Property Trust, Inc.(ö) 1,443 363
Extra Space Storage, Inc.(ö) 3,826 528
Fastighets AB Balder Class B(Æ) 13,931 105
First Abu Dhabi Bank PJSC(Æ) 7,303 37
First BanCorp 19,947 441
First Industrial Realty Trust, Inc.(ö) 2,304 134
flatexDEGIRO SE 3,186 156
Franklin Resources, Inc. 2,218 59
Gaming and Leisure Properties, Inc.(ö) 3,801 170
GF Securities Co., Ltd. Class H 34,800 81
GLP J-Reit(ö) 82 75
Goldman Sachs Group, Inc. (The) 24 22
Goodman Group(ö) 23,440 498
Grupo Financiero Banorte SAB de CV
Class O
7,748 88
Grupo Financiero Galicia SA
- ADR(Æ)
656 36
Guaranty Trust Holding Co. PLC 1,317,906 93
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
2,520 81
Hana Financial Group, Inc. 3,856 268
Hankook & Company Co., Ltd. 1,375 26
Hartford Insurance Group, Inc. (The) 1,880 254
HDFC Bank, Ltd. - ADR 19,723 639
Healthcare Realty Trust, Inc.(ö) 14,113 237
Hi Sun Technology China, Ltd.(Æ) 156,000 10
Hiscox, Ltd. 6,904 140
Hong Kong Exchanges & Clearing,
Ltd.
7,773 428
Hongkong Land Holdings, Ltd. 15,500 132
Host Hotels & Resorts, Inc.(ö) 21,155 392
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HSBC Holdings PLC 1,288 23
Hudson Pacific Properties, Inc.(Æ)(ö) 3,907 34
iA Financial Corp., Inc. 680 84
ICICI Bank, Ltd. - ADR 17,068 500
Industrivarden AB Class A 580 29
ING Groep NV 5,778 170
Ingenia Communities Group(ö) 37,903 124
Intact Financial Corp. 273 50
Intercontinental Exchange, Inc. 2,851 495
Investor AB Class B 6,545 253
Invitation Homes, Inc.(ö) 16,502 441
Iron Mountain, Inc.(ö) 3,606 332
IRSA Inversiones y Representaciones
SA - ADR(Æ)
43 1
Itau Unibanco Holding SA - ADR 22,370 192
Japan Metropolitan Fund Investment
Corp.(ö)
169 133
Japan Real Estate Investment Corp.(ö) 150 121
JPMorgan Chase & Co. 2,464 754
Kasikornbank PCL - NVDR 3,600 22
KB Financial Group, Inc. 2,183 205
KDX Realty Investment Corp. Class
A(ö)
64 69
Keppel REIT(ö) 112,900 87
Kilroy Realty Corp.(ö) 4,225 146
Kimco Realty Corp.(ö) 20,885 440
Kimco Realty Corp. Class L(Æ) 926 19
Kite Realty Group Trust(ö) 8,102 190
Klepierre SA(ö) 5,201 200
Korean Reinsurance Co. 2,076 17
Land Securities Group PLC(ö) 12,731 114
LEG Immobilien SE 2,377 171
Link REIT(ö) 35,230 161
LondonMetric Property PLC(ö) 35,182 96
Longfor Group Holdings, Ltd.(Þ) 140,500 186
LSR Group PJSC(Æ)(Š) 25,878 —
LX Holdings Corp. 1,079 7
Mandatum Oyj 13,166 108
Manulife Financial Corp. 5,254 200
Mapfre SA 5,909 27
Marsh & McLennan Cos., Inc. 2,433 458
Mastercard, Inc. Class A 1,142 615
Mercialys SA(ö) 6,567 83
MetLife, Inc. 2,527 199
Mitsubishi Estate Co., Ltd. 12,300 314
Mitsubishi UFJ Financial Group, Inc. 1,700 31
Mitsui Fudosan Accommodations
Fund, Inc.(ö)
79 71
Mitsui Fudosan Co., Ltd. 32,075 368
Mizuho Financial Group, Inc. 3,300 145
Moody's Corp. 609 314
Moscow Exchange MICEX-RTS
PJSC(Æ)(Š)
181,547 —
MS&AD Insurance Group Holdings,
Inc.
1,200 31
Muenchener Rueckversicherungs-
Gesellschaft AG
488 296
Nasdaq, Inc. 3,028 293
NatWest Group PLC 19,238 176
Newmark Group, Inc. Class A 10,495 187

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 429
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nippon Building Fund, Inc.(ö) 111 103
Nippon Prologis REIT, Inc.(ö) 180 105
NN Group NV 1,892 150
NOBA Bank Group AB(Æ) 4,917 64
Nomura Real Estate Master Fund, Inc.
(ö)
126 136
Northpointe Bancshares, Inc. 13,192 227
NU Holdings, Ltd. Class A(Æ) 7,477 133
Nyfosa AB 7,106 56
Omega Healthcare Investors, Inc.(ö) 4,336 190
ORIX Corp. 4,779 145
OUTFRONT Media, Inc.(ö) 3,718 90
Oversea-Chinese Banking Corp., Ltd. 8,700 145
Parkway Life Real Estate Investment
Trust(Æ)(ö)
6,000 19
Perella Weinberg Partners 18,914 422
Ping An Insurance Group Co. of China,
Ltd. Class H
24,561 228
Piraeus Bank SA(Æ) 17,938 181
PotlatchDeltic Corp.(ö) 1,299 54
Principal Financial Group, Inc. 1,797 170
Progressive Corp. (The) 3,220 670
Prologis, Inc.(ö) 6,030 787
Prosperity Bancshares, Inc. 7,987 551
Public Storage(ö) 1,058 292
Rayonier, Inc.(ö) 1,704 39
Realty Income Corp.(ö) 2,349 144
RELX PLC 3,212 114
Resona Holdings, Inc. 11,400 132
Ringkjoebing Landbobank A/S 194 49
Royal Bank of Canada 3,599 599
Safestore Holdings PLC(ö) 6,029 68
Samsung Fire & Marine Insurance Co.,
Ltd.
488 170
Sberbank of Russia PJSC(Æ)(Š) 169,110 —
Scentre Group(ö) 42,436 120
Schroders PLC 11,680 72
Segro PLC(ö) 29,226 305
SGS SA 720 86
Shinhan Financial Group Co., Ltd. 2,672 157
Simon Property Group, Inc.(ö) 2,152 412
Sirius Real Estate, Ltd.(ö) 13,869 19
Slide Insurance Holdings, Inc.(Æ) 3,865 67
Societe Generale SA 2,955 258
Sompo Holdings, Inc. 2,800 97
Sparebanken Norge 2,410 48
Standard Bank Group, Ltd. 8,233 153
Stockland(ö) 34,581 129
Sumitomo Mitsui Financial Group, Inc. 5,300 186
Sumitomo Realty & Development Co.,
Ltd.
9,000 250
Sun Communities, Inc.(ö) 2,762 352
Sun Hung Kai Properties, Ltd. 31,500 508
Sun Life Financial, Inc. 642 40
Swedish Logistic Property AB Class
B(Æ)
10,041 47
Swiss Prime Site AG Class A 1,311 223
Swissquote Group Holding SA 86 49
TAG Immobilien AG 8,855 150
Tokio Marine Holdings, Inc. 10,000 372
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tokyo Century Corp. 1,500 21
Toronto-Dominion Bank (The) 309 29
Travelers Cos., Inc. (The) 1,361 387
TS Financial Holding Co., Ltd. 141,000 101
UBS Group AG 4,276 203
UDR, Inc.(ö) 5,964 222
Unibail-Rodamco-Westfield(ö) 984 109
Unipol Assicurazioni SpA 6,029 134
United Overseas Bank, Ltd. 7,087 213
UOL Group, Ltd. 5,200 44
VGP NV 225 28
Vienna Insurance Group AG Wiener
Versicherung Gruppe
304 24
Visa, Inc. Class A 474 153
Vonovia SE 5,769 168
VTB Bank PJSC(Æ)(Š) 143,250 —
W.R. Berkley Corp. 2,319 159
Warehouses De Pauw CVA(ö) 2,844 81
Webster Financial Corp. 8,398 552
Wells Fargo & Co. 295 27
Welltower, Inc.(ö) 10,852 2,044
Weyerhaeuser Co.(ö) 877 23
Wihlborgs Fastigheter AB 4,884 51
XP, Inc. Class A 6,060 118
Yellow Cake PLC(Æ)(Þ) 6,508 61
Yoma Strategic Holdings, Ltd.(Æ) 160,282 10
Zurich Insurance Group AG 469 333
45,534
Health Care - 4.8%
Abbott Laboratories 1,203 131
AbbVie, Inc. 1,612 359
AddLife AB Class B 781 12
Akeso, Inc. Class B(Æ)(Þ) 2,000 28
Asker Healthcare Group AB(Æ) 4,277 36
Astellas Pharma, Inc. 9,200 128
Becton Dickinson & Co. 1,692 344
Bristol-Myers Squibb Co. 6,849 377
Cardinal Health, Inc. 491 106
CareDx, Inc.(Æ) 18,474 380
Centene Corp.(Æ) 1,573 68
ChemoMetec A/S 734 71
Chong Kun Dang Pharmaceutical Corp. 374 22
Cytek Biosciences, Inc.(Æ) 68,458 342
Danaher Corp. 317 69
Dexcom, Inc.(Æ) 1,927 141
Doximity, Inc. Class A(Æ) 1,836 69
Edwards Lifesciences Corp.(Æ) 2,129 173
Eli Lilly & Co. 673 698
Euroapi SA(Æ) 4,610 12
Fresenius Medical Care AG 5,431 243
FUJIFILM Holdings Corp. 12,600 252
Genmab A/S(Æ) 520 170
Gilead Sciences, Inc. 4,698 667
GSK PLC 24,564 631
H Lundbeck A/S 5,871 39
Hangzhou Tigermed Consulting Co.,
Ltd. Class A
19,000 173
Humana, Inc. 774 151

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
430 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
IDEXX Laboratories, Inc.(Æ) 423 284
Innovent Biologics, Inc.(Æ)(Þ) 10,500 110
Innoviva, Inc.(Æ) 24,420 488
Insilico Medicine Cayman TopCo(Æ) 8,364 67
Insulet Corp.(Æ) 926 237
Intuitive Surgical, Inc.(Æ) 713 360
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class H(Æ)
10,821 95
Johnson & Johnson 6,330 1,438
Kuros Biosciences AG(Æ) 2,506 83
Kyorin Pharmaceutical Co., Ltd. 3,200 34
Medacta Group SA(Æ)(Þ) 247 53
Medartis Holding AG(Æ)(Þ) 162 19
Medistim ASA 1,338 31
Medtronic PLC 4,009 413
Merck & Co., Inc. 6,929 764
Merck KGaA 1,514 225
Novartis AG 3,954 587
Novo Nordisk A/S Class B 3,293 195
PACS Group, Inc.(Æ) 2,347 79
Pro Medicus, Ltd. 137 18
PTC Therapeutics, Inc.(Æ) 5,506 416
RaySearch Laboratories AB 1,124 24
Recordati Industria Chimica e
Farmaceutica SpA
624 34
Roche Holding AG 789 360
Sanofi SA 6,256 589
Shionogi & Co., Ltd. 3,800 78
Smith & Nephew PLC 7,880 134
Teleflex, Inc. 5,178 540
UnitedHealth Group, Inc. 627 180
Vertex Pharmaceuticals, Inc.(Æ) 286 134
WuXi AppTec Co., Ltd. Class H(Þ) 13,000 186
Xvivo Perfusion AB(Æ) 861 22
14,169
Materials and Processing - 5.2%
Aluminum Corp. of China, Ltd. Class A 111,900 225
Aluminum Corp. of China, Ltd. Class
H
30,000 53
Anglo American PLC 2,355 109
Anglogold Ashanti PLC 7,200 669
Aris Mining Corp.(Æ) 1,024 18
Armstrong World Industries, Inc. 437 80
Atlas Arteria, Ltd. 7,454 26
Barrick Mining Corp. 15,478 708
Beijer Alma AB 2,014 60
BHP Group, Ltd. 6,569 227
BlueScope Steel, Ltd. 2,826 60
BrightView Holdings, Inc. 20,251 271
Bufab AB 4,113 46
Cameco Corp. 986 122
Capstone Mining Corp.(Æ) 10,707 119
Carrier Global Corp. 1,901 113
CCL Industries, Inc. Class B 3,092 186
Cementir Holding NV 2,275 51
Century Aluminum Co.(Æ) 2,041 92
Copart, Inc.(Æ) 2,705 110
Croda International PLC 5,683 212
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ElvalHalcor SA 11,692 64
First Quantum Minerals, Ltd.(Æ) 7,922 224
Freeport-McMoRan, Inc. 2,289 138
Fresnillo PLC 6,498 330
Gabriel Resources, Ltd.(Æ) 32,350 2
Geberit AG 156 119
General Electric Co. 283 87
Glencore PLC(Æ) 36,590 249
Gold Fields, Ltd. - ADR 3,218 161
Holcim AG(Æ) 1,840 190
Huntsman Corp. 16,033 173
ID Logistics Group(Æ) 80 39
IMCD NV 3,344 312
Impala Platinum Holdings, Ltd. 13,014 247
Ingevity Corp.(Æ) 5,647 371
International Tower Hill Mines, Ltd.
(Æ)
8,741 23
Ivanhoe Mines, Ltd. Class A(Æ) 14,798 187
Johnson Matthey PLC 1,526 49
K+S AG 8,675 142
Kinross Gold Corp. 4,120 130
Kronos Worldwide, Inc. 40,838 214
Linde PLC 1,494 683
Lotte Chemical Corp. 545 32
MHP SE - GDR(Æ)(Þ) 4,795 41
Mitsui Chemicals, Inc. 3,400 50
Momentum Group AB 2,132 31
New Gold, Inc.(Æ) 1,359 14
Northern Dynasty Minerals, Ltd.(Æ) 29,820 61
NovaGold Resources, Inc.(Æ) 7,506 66
Nutrien, Ltd. 866 60
Packaging Corp. of America 877 195
Pan American Silver Corp. 2,147 117
Polyus PJSC(Æ)(Š) 57,760 —
Polyus PJSC - GDR(Æ)(Š)(Þ) 1 —
Real Alloy(Æ)(Š) 42 3,024
Reliance, Inc. 777 256
Royal Gold, Inc. 296 78
Seabridge Gold, Inc.(Æ) 6,169 174
Sherwin-Williams Co. (The) 490 174
Shin-Etsu Chemical Co., Ltd. 6,800 225
Sibanye Stillwater, Ltd.(Æ) 9,208 40
SigmaRoc PLC(Æ) 39,516 77
Sociedad Quimica y Minera de Chile
SA - ADR
2,507 193
SOL SpA 917 49
Sumitomo Metal Mining Co., Ltd. 2,800 161
Symrise AG 4,419 372
Ternium SA - ADR 1,540 64
thyssenkrupp AG 39,991 535
Toyota Tsusho Corp. 400 15
Vale SA 10,810 173
Vale SA Class B - ADR 14,658 236
Valterra Platinum, Ltd. 4,165 381
Vicat SACA 206 19
Wanhua Chemical Group Co., Ltd.
Class A(Æ)
5,300 67
Western Copper & Gold Corp.(Æ) 9,487 30
Zijin Gold International Co., Ltd.(Æ) 10,264 288

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 431
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zijin Mining Group Co., Ltd. Class H 82,000 416
15,405
Producer Durables - 7.1%
4imprint Group PLC 297 17
AAK AB 2,109 59
Aena SME SA(Þ) 5,935 185
Aeroports de Paris SA 646 85
AF Gruppen ASA 2,215 42
Airtac International Group 2,000 72
AMN Healthcare Services, Inc.(Æ) 14,018 299
AP Moller - Maersk A/S Class A 41 101
AP Moller - Maersk A/S Class B 97 241
Arcadis NV 889 40
Atlas Copco AB Class B 4,160 75
Auckland International Airport, Ltd. 16,502 82
Automatic Data Processing, Inc. 1,767 436
Basler AG(Æ) 4,028 77
Bilfinger SE 712 100
Boeing Co. (The)(Æ) 783 183
Burckhardt Compression Holding AG 25 17
Bureau Veritas SA 1,732 56
BWX Technologies, Inc. 1,610 331
Canadian National Railway Co. 2,105 202
Canadian Pacific Kansas City, Ltd. 3,665 272
Canon, Inc. 9,700 294
Cellnex Telecom SA(Þ) 749 23
Central Japan Railway Co. 1,000 28
China Communications Services Corp.,
Ltd. Class H
70,000 42
China Merchants Port Holdings Co.,
Ltd.
16,000 32
Cintas Corp. 1,127 216
Cleanaway Waste Management, Ltd. 23,565 40
Contemporary Amperex Technology
Co., Ltd. Class A
4,600 233
Contemporary Amperex Technology
Co., Ltd. Class H
4,366 273
Cross Country Healthcare, Inc.(Æ) 22,718 212
CSX Corp. 4,615 174
Cummins, Inc. 303 175
Custom Truck One Source, Inc.(Æ) 42,863 271
Danone SA 3,498 273
Denso Corp. 6,800 94
Deutsche Post AG 5,995 336
DL E&C Co., Ltd. 1,931 60
Drax Group PLC 3,612 45
Dynavox Group AB(Æ) 1,556 15
Eiffage SA 446 66
Elecnor SA 1,995 64
Embraer SA - ADR 2,097 154
EMCOR Group, Inc. 442 319
Enav SpA(Þ) 3,202 18
Equifax, Inc. 679 137
Eve Energy Co., Ltd. Class A 7,700 71
Exosens SAS 990 63
FLSmidth & Co. A/S 1,625 140
Flughafen Zurich AG 345 107
Fukuda Corp. 300 15
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GEA Group AG 483 35
General Dynamics Corp. 2,358 828
Getlink SE 3,441 68
Graco, Inc. 3,871 338
Grupo Aeroportuario del Centro Norte
SAB de CV Class B
4,601 67
Grupo Aeroportuario del Pacifico SAB
de CV Class B
1,022 28
Grupo Aeroportuario del Sureste SAB
de CV Class B
4,154 144
Guangshen Railway Co., Ltd. Class H 64,000 18
HD Hyundai Electric Co., Ltd. 381 236
Holley, Inc.(Æ) 81,129 312
Howmet Aerospace, Inc. 631 131
Huaming Power Equipment Co., Ltd.
Class A
24,800 107
Hyundai Engineering & Construction
Co., Ltd.
1,379 99
IDEX Corp. 1,204 239
Inficon Holding AG 485 76
International Container Terminal
Services, Inc.
12,950 141
Interpump Group SpA 1,013 59
Intertek Group PLC 4,494 275
Japan Airport Terminal Co., Ltd. 1,100 34
JET2 PLC 4,908 83
Jiangsu Hengli Hydraulic Co., Ltd.
Class A
8,700 134
Kamigumi Co., Ltd. 700 24
Konecranes Oyj 725 85
Korean Air Lines Co., Ltd. 651 11
Larsen & Toubro, Ltd. - GDR(Þ) 3,521 150
Leader Harmonious Drive Systems Co.,
Ltd. Class A
3,041 101
Lens Technology Co., Ltd. Class H 18,000 67
Leonardo SpA 684 45
Littelfuse, Inc. 1,331 431
Localiza Rent a Car SA(Æ) 16,428 151
Logitech International SA 370 32
Mahindra & Mahindra, Ltd. - GDR(Þ) 3,735 141
Marten Transport, Ltd. 19,859 244
MasTec, Inc.(Æ) 847 204
Maximus, Inc. 2,984 282
Mesa Laboratories, Inc. 2,901 228
Mettler-Toledo International, Inc.(Æ) 96 132
Morgan Sindall Group PLC 875 59
MYR Group, Inc.(Æ) 1,420 355
Nestle SA 4,026 383
Nextpower, Inc. Class A(Æ) 2,491 292
Ningbo Tuopu Group Co.,Ltd. Class A 8,500 89
Nordson Corp. 881 242
Norfolk Southern Corp. 79 23
Northrop Grumman Corp. 484 335
Orkla ASA 3,801 45
Otis Worldwide Corp. 1,478 126
Pan Ocean Co., Ltd. 9,445 31
PHA Co., Ltd. 548 4
Proficient Auto Logistics, Inc.(Æ) 28,445 287
Qube Holdings, Ltd. 36,366 120
Regal Rexnord Corp. 1,876 303

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
432 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Samsung Heavy Industries Co., Ltd.
(Æ)
6,603 136
Samyang Foods Co., Ltd. 78 64
Sany Heavy Industry Co., Ltd. Class
H(Æ)
21,389 65
Scorpio Tankers, Inc. 3,287 209
Siemens Energy AG 1,627 279
SITC International Holdings Co., Ltd. 10,000 37
Spirax Group PLC 1,969 196
Star Bulk Carriers Corp. 18,303 420
Sulzer AG 146 31
Sung Kwang Bend Co., Ltd. 1,805 41
Tecnicas Reunidas SA(Æ) 1,647 62
Thales SA 505 153
TransDigm Group, Inc. 129 184
Transurban Group(Æ) 15,792 153
TrueBlue, Inc.(Æ) 29,999 161
Tutor Perini Corp. 6,289 496
Union Pacific Corp. 2,003 471
V2X, Inc.(Æ) 4,994 344
Vertiv Holdings Co. Class A 2,502 466
Vinci SA 261 38
Volution Group PLC 5,637 49
Wartsila Oyj Abp Class B 2,873 117
Waste Connections, Inc. 82 14
Waste Management, Inc. 2,550 567
WEG SA 27,952 275
West Japan Railway Co. 2,300 47
Xylem, Inc. 2,318 320
Zhejiang Expressway Co., Ltd. Class H 14,000 13
20,844
Technology - 10.6%
8x8, Inc.(Æ) 99,664 165
AAC Technologies Holdings, Inc. 20,000 94
Accenture PLC Class A 1,830 482
Accton Technology Corp. 1,000 35
Adobe, Inc.(Æ) 938 275
Advanced Micro Devices, Inc.(Æ) 81 19
Airbnb, Inc. Class A(Æ) 3,284 425
Airtel Africa PLC(Þ) 12,733 56
Aixtron SE 1,993 46
Alchip Technologies, Ltd. 1,000 99
Alfa Financial Software Holdings
PLC(Þ)
3,619 11
Alphabet, Inc. Class A 3,907 1,321
Alphabet, Inc. Class C 3,333 1,128
Analog Devices, Inc. 1,731 538
Apple, Inc. 9,314 2,417
Applied Materials, Inc. 516 166
AQ Group AB 3,339 74
Asia Vital Components Co., Ltd. 2,000 93
ASML Holding NV 652 927
Assa Abloy AB Class B 5,481 222
Astera Labs, Inc.(Æ) 350 53
Autodesk, Inc.(Æ) 411 104
Baidu, Inc. Class A(Æ) 9,950 192
Bilibili, Inc. Class Z(Æ) 4,160 143
Booking Holdings, Inc. 72 360
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Broadcom, Inc. 3,308 1,096
Cambricon Technologies Corp., Ltd.
Class A(Æ)
568 103
Cisco Systems, Inc. 6,230 488
Cognizant Technology Solutions Corp.
Class A
4,496 369
Corning, Inc. 5,288 546
Elmos Semiconductor SE 411 56
GDS Holdings, Ltd. Class A(Æ) 18,900 106
Hon Hai Precision Industry Co., Ltd. 39,000 274
Horizon Robotics(Æ) 85,965 91
Infosys, Ltd. - ADR 781 14
Intuit, Inc. 158 79
INVISIO AB 1,589 46
Jack Henry & Associates, Inc. 668 120
Kanzhun, Ltd. - ADR 5,867 109
Kardex Holding AG 95 33
Keyence Corp. 700 256
Kioxia Holdings Corp.(Æ) 500 69
Lam Research Corp. 1,991 465
LG Corp. Class H 1,521 97
MakeMyTrip, Ltd.(Æ) 5,726 357
MediaTek, Inc. 3,000 167
Meta Platforms, Inc. Class A 1,091 782
Micron Technology, Inc. 1,040 431
Microsoft Corp. 4,721 2,031
MSCI, Inc. Class A 330 201
Mycronic AB 3,302 76
NAVER Corp. 532 101
NCAB Group AB 6,794 35
NCR Voyix Corp.(Æ) 44,269 439
NetApp, Inc. 2,321 224
Nice, Ltd.(Æ) 637 68
Nokia Oyj 24,141 155
NVIDIA Corp. 10,292 1,967
Onto Innovation, Inc.(Æ) 1,833 370
Oracle Corp. 650 107
Otsuka Corp. 12,200 241
Palantir Technologies, Inc. Class A(Æ) 2,524 370
PAX Global Technology, Ltd. 10,000 6
QUALCOMM, Inc. 1,113 169
ROBLOX Corp. Class A(Æ) 3,272 215
Samsung Electronics Co., Ltd. 13,742 1,535
Shopify, Inc. Class A(Æ) 191 25
Signify NV(Þ) 8,671 184
Silicon Motion Technology Corp.
- ADR
3,979 473
Singapore Telecommunications, Ltd. 37,800 136
SK Hynix, Inc. 630 399
SoftBank Corp. 141,300 191
Sony Group Corp. 7,300 162
SUSS MicroTec SE 1,928 114
Synopsys, Inc.(Æ) 184 86
Taiwan Semiconductor Manufacturing
Co., Ltd.
34,000 1,911
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
2,824 934
Take-Two Interactive Software, Inc.(Æ) 1,288 284
Telefonaktiebolaget LM Ericsson Class
B
33,020 359

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 433
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teradata Corp.(Æ) 24,682 704
Trend Micro, Inc. 3,500 137
Trip.com Group, Ltd. - ADR 1,824 112
Uber Technologies, Inc.(Æ) 6,431 515
Ultra Clean Holdings, Inc.(Æ) 11,475 501
VeriSign, Inc. 1,010 247
Victory Giant Technology Huizhou Co.,
Ltd. Class A
1,197 46
Vodafone Group PLC 29,360 43
31,472
Utilities - 1.8%
Alliant Energy Corp. 1,086 72
Ameren Corp. 249 26
Atmos Energy Corp. 230 38
Axia Energia 4,629 48
BKV Corp.(Æ) 27,483 818
Black Hills Corp. 514 37
Brookfield Renewable Corp. 475 20
CenterPoint Energy, Inc. 624 25
CGN Power Co., Ltd. Class H(Þ) 135,000 56
Cheniere Energy, Inc. 82 17
Chubu Electric Power Co., Inc. 1,900 28
Chunghwa Telecom Co., Ltd. 25,000 106
Cia Paranaense de Energia - Copel 16,449 41
Constellation Energy Corp. 371 104
Deutsche Telekom AG 10,594 354
Dominion Energy, Inc. 612 37
DTE Energy Co. 269 36
Edison International 2,754 171
Elisa Oyj 955 42
Empresa Nacional de
Telecomunicaciones SA
10,219 55
Enbridge, Inc. 1,687 82
Enel SpA 1,607 18
Engie SA 2,340 70
ENN Energy Holdings, Ltd. 5,296 45
Entergy Corp. 974 93
Equatorial SA 1,920 15
Evergy, Inc. 414 32
Eversource Energy 559 39
EVN AG 1,370 46
Expand Energy Corp. 488 55
Federal Grid Co. - Rosseti PJSC(Æ)(Š) 410,745,540 —
GAIL India, Ltd. - GDR(Þ) 6,370 69
Gaztransport Et Technigaz SA 483 104
Iberdrola SA 7,620 171
Inpex Corp. 2,200 49
Keyera Corp. 1,874 63
Kinetik Holdings, Inc. 430 18
Korea Electric Power Corp. 1,795 73
KT Corp. - ADR 4,085 85
LG Uplus Corp. 20,044 223
MTN Group, Ltd. 14,248 160
National Grid PLC 19,566 332
NextEra Energy, Inc. 2,767 243
NiSource, Inc. 558 25
Osaka Gas Co., Ltd. 800 30
PG&E Corp. 11,126 172
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Power Assets Holdings, Ltd. 8,500 66
Redeia Corp. SA 1,876 32
RusHydro PJSC(Æ)(Š) 121,714,026 —
RWE AG 295 19
Sempra 1,504 131
TC Energy Corp. 3,223 189
Telstra Group, Ltd. 17,293 59
Tenaga Nasional Berhad 16,300 58
Venture Global, Inc. Class A 2,466 24
Veolia Environnement SA 5,830 218
Vistra Corp. 140 22
Xcel Energy, Inc. 472 36
5,297
Total Common Stocks
(cost $132,149) 164,853
Preferred Stocks - 1.4%
Consumer Discretionary - 0.1%
Porsche Automobil Holding SE
5.297% (Ÿ) 2,750 118
Consumer Staples - 0.0%
Henkel AG & Co. KGaA
2.440% (Ÿ) 918 80
Energy - 0.0%
Petroleo Brasileiro SA - Petrobras
7.353% (Ÿ) 13,514 97
Financial Services - 1.0%
AEGON Funding Co. LLC
5.100% due 12/15/49 2,035 41
Affiliated Managers Group, Inc.
5.875% due 03/30/59 1,717 37
4.750% due 09/30/60 1,288 22
4.200% due 09/30/61 3,440 53
6.750% due 03/30/64 1,814 44
Allstate Corp. (The)
4.750% due 04/15/26(¢) 950 19
5.100% due 04/15/26(¢) 2,128 46
American Financial Group, Inc.
5.125% due 12/15/59 200 4
Apollo Global Management, Inc.
7.625% due 09/15/53 1,401 37
Arch Capital Group, Ltd.
5.450% due 03/28/26(¢) 2,813 60
4.550% due 06/11/26(¢) 2,758 49
Aspen Insurance Holdings, Ltd.
5.625% due 03/28/26(¢) 2,537 50
5.625% due 01/01/27(¢) 1,470 29
Athene Holding, Ltd.
4.875% due 03/27/26(¢) 1,389 23
7.750% due 12/30/27(¢) 1,081 28
6.350% due 06/30/29(¢) 2,303 57
7.250% due 03/30/64 1,858 47
Axis Capital Holdings, Ltd.
5.500% due 03/28/26(¢) 1,840 37

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
434 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Corp.
4.125% due 03/28/26(¢) 1,889 33
4.375% due 03/28/26(¢) 4,969 91
5.000% due 03/28/26(¢) 2,291 49
5.375% due 03/28/26(¢) 2,849 65
5.875% due 03/28/26(¢) 1,156 29
4.250% due 11/17/26(¢) 5,972 105
Brookfield BRP Holdings Canada, Inc.
4.875% due 12/09/26(¢) 1,219 20
Brookfield Finance, Inc.
4.625% due 10/16/80 1,856 30
Cadence Bank
5.500% 1,879 39
Carlyle Finance LLC
4.625% due 05/15/61 1,095 19
Citigroup, Inc.
6.250% due 02/15/31(¢) 3,002 75
Comerica, Inc.
6.875% 2,723 70
Corebridge Financial, Inc.
6.375% due 12/15/64 1,160 28
Equitable Holdings, Inc.
5.250% due 06/15/26(¢) 2,487 52
F&G Annuities & Life, Inc.
7.950% due 12/15/53 1,712 44
First Horizon Bank(Þ)
4.761% due 03/27/26(¢) 129 94
Itau Unibanco Holding SA
6.395% (Ÿ) 15,960 138
JPMorgan Chase & Co.
4.550% due 06/01/26(¢) 3,246 63
4.625% due 06/01/26(¢) 3,818 76
KKR & Co., Inc.
6.875% due 06/01/65 2,100 54
Lincoln National Corp.
9.000% due 12/01/27(¢) 689 18
M&T Bank Corp.
7.500% due 06/15/29(¢) 3,154 85
6.350% due 12/15/30(¢) 4,558 116
MetLife, Inc.
4.750% due 06/15/26(¢) 2,803 56
Morgan Stanley
6.375% due 04/15/26(¢) 818 21
6.875% due 04/15/26(¢) 1,097 28
5.850% due 04/15/27(¢) 811 20
6.500% due 10/15/27(¢) 890 23
6.625% due 10/15/29(¢) 6,128 161
Public Storage
4.625% due 03/27/26(¢) 2,652 51
4.125% due 03/28/26(¢) 1,200 20
4.700% due 03/28/26(¢) 1,510 29
4.750% due 03/28/26(¢) 764 15
Regions Financial Corp.
5.700% due 05/15/29(¢) 1,574 39
6.950% due 09/15/29(¢) 2,129 54
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TPG Operating Group II, LP
6.950% due 03/15/64 2,037 51
Truist Financial Corp.
5.250% due 06/01/26(¢) 1,315 29
W.R. Berkley Corp.
5.100% due 12/30/59 2,484 52
Wells Fargo & Co.
4.375% due 06/15/26(¢) 1,655 30
4.700% due 06/15/26(¢) 2,475 48
4.750% due 06/15/26(¢) 6,023 119
4.250% due 09/15/26(¢) 5,275 94
3,016
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
2.263% (Ÿ) 406 43
Producer Durables - 0.1%
Danieli & C Officine Meccaniche SpA
0.692% (Ÿ) 2,637 136
Jungheinrich AG
2.264% (Ÿ) 1,254 54
KSB SE & Co. KGaA
2.478% (Ÿ) 56 71
Localiza Rent a Car SA
0.000% (Æ) 631 6
267
Technology - 0.0%
T-Mobile USA, Inc.
6.250% due 09/01/69 1,255 32
5.500% due 03/01/70 1,580 36
5.500% due 06/01/70 1,576 36
104
Utilities - 0.2%
AT&T, Inc.
4.750% due 03/28/26(¢) 1,145 22
5.000% due 03/28/26(¢) 987 20
5.350% due 11/01/66 1,443 32
Axia Energia
0.000% (Æ) 1,216 12
Brookfield Infrastructure Finance ULC
5.000% due 05/24/81 1,401 24
Brookfield Infrastructure Partners, LP
5.125% due 03/27/26(¢) 1,226 21
CMS Energy Corp.
5.875% due 10/15/78 1,997 48
DTE Energy Co.
4.375% due 10/15/80 1,350 24
4.375% due 12/01/81 1,367 24
6.250% due 10/01/85 3,046 76
NextEra Energy Capital Holdings, Inc.
6.500% due 06/01/85 4,220 108
Southern Co. (The)
4.200% due 10/15/60 1,688 31
4.950% due 01/30/80 1,377 28
Telephone and Data Systems, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 435
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.625% due 03/31/26(¢) 1,388 31
Xcel Energy, Inc.
6.250% due 10/15/85 3,060 76
577
Total Preferred Stocks
(cost $4,114) 4,302
Short-Term Investments - 5.4%
U.S. Cash Management Fund(@) 15,942,898
(∞)
15,940
Total Short-Term Investments
(cost $16,397) 15,940
Total Investments - 97.1%
(identified cost $252,148) 287,596
Other Assets and Liabilities,
Net - 2.9%
8,489
Net Assets - 100.0%
296,085

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
436 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
18.1%
Abu Dhabi Government International Bond 11/02/22 255,000 69.21 176
178
Abu Dhabi Government International Bond 09/25/25 380,000 99.10 377
373
Aena SME SA 11/10/15 EUR 5,935 10.67 63
185
Aeropuerto Internacional De Tocumen SA 02/16/23 662,000 79.67 527
535
African Export-Import Bank (The) 12/15/22 348,000 91.51 318
323
Airtel Africa PLC 09/09/25 GBP 12,733 3.27 42
56
Akeso, Inc. 07/11/25 HKD 2,000 14.17 28
28
Alfa Financial Software Holdings PLC 11/19/25 GBP 3,619 2.93 11
11
Allegro.eu SA 03/20/25 PLN 4,703 8.02 38
39
AltaGas, Ltd. 09/16/24 62,000 99.99 62
64
Amundi SA 08/08/25 EUR 324 76.22 25
29
Angolan Government International Bond 10/07/25 200,000 100.00 200
202
Angolan Government International Bond 01/07/26 200,000 98.97 198
201
Ares Finance Co. III LLC 06/24/21 60,000 99.58 60
59
Bahrain Government International Bond 09/24/24 200,000 103.87 208
204
Bahrain Government International Bond 10/01/25 200,000 100.00 200
193
Banco de Sabadell SA 05/13/25 EUR 200,000 111.90 224
251
Banco del Estado de Chile 04/24/25 200,000 103.92 208
212
Banco Nacional de Panama 01/23/24 203,000 82.74 168
180
Bank Negara Indonesia Persero Tbk PT 02/15/24 562,000 91.24 513
551
Bapco Energies BSC Closed 03/22/22 572,000 103.75 593
614
BNP Paribas SA 08/08/22 200,000 100.00 200
212
BNP Paribas SA 04/02/25 200,000 104.25 209
218
CBB International Sukuk Programme Co. WLL 08/08/24 200,000 97.17 194
196
Cellnex Telecom SA 10/07/22 EUR 749 30.82 23
23
Centrais Eletricas Brasileiras SA 07/23/24 350,000 93.08 326
340
Central Plaza Development, Ltd. 01/07/26 307,000 100.40 308
309
CFAMC III Co., Ltd. 02/16/23 384,000 96.47 370
385
CFAMC IV Co., Ltd. 03/09/23 377,000 81.65 308
359
CGN Power Co., Ltd. 10/28/22 HKD 135,000 0.23 32
56
China Government International Bond 11/05/25 200,000 99.84 200
201
China International Capital Corp., Ltd. 05/17/24 HKD 87,200 2.00 174
238
Comision Ejecutiva Hidroelectrica del Rio Lempa 08/07/25 709,000 101.33 718
757
Comision Federal de Electricidad 03/20/25 352,000 84.99 299
302
Commerzbank AG 10/01/24 200,000 100.00 200
211
Cooperatieve Rabobank UA 05/03/24 EUR 37,100 116.04 43
51
Corp. Financiera de Desarrollo SA 02/16/23 200,000 94.72 189
194
Corp. Nacional del Cobre de Chile 03/22/22 671,000 81.35 546
433
Corp. Nacional del Cobre de Chile 05/06/25 200,000 100.68 201
214
Corp. Nacional del Cobre de Chile 09/29/25 200,000 107.27 215
214
Costa Rica Government International Bond 09/08/25 232,000 103.89 241
242
Cracker Barrel Old Country Store, Inc. 01/15/26 407,000 80.07 326
327
Credit Agricole SA 09/02/25 200,000 100.00 200
209
Cryoport, Inc. 11/06/25 576,000 95.71 551
552
Dai-ichi Life Insurance Co., Ltd. (The) 01/07/25 200,000 100.00 200
207
Dominican Republic International Bond 05/14/25 300,000 100.36 301
320
Dominican Republic International Bond 08/07/25 138,000 101.88 141
143
Dominican Republic International Bond 10/22/25 176,000 100.00 176
175
DP World, Ltd. 03/22/22 620,000 114.90 712
690
Ecuador Government International Bond 10/07/22 199,005 50.00 100
182
Ecuador Government International Bond 01/26/26 200,000 100.00 200
202
Ecuador Government International Bond 01/26/26 200,000 100.00 200
205
EDO Sukuk, Ltd. 06/03/25 268,000 101.15 271
278
Egypt Government International Bond 06/28/24 400,000 75.43 302
386
Egypt Government International Bond 10/03/25 200,000 106.50 213
218
El Salvador Government International Bond 10/21/25 171,000 108.88 186
194
Empresa de Transmision Electrica SA 03/22/22 932,000 95.24 888
718
Empresa Nacional del Petroleo 03/22/22 921,000 84.31 776
771
Enav SpA 04/11/25 EUR 3,202 4.04 13
18
Eskom Holdings SOC, Ltd. 03/22/22 539,000 101.10 545
556
Export-Import Bank of India 03/22/22 584,000 91.66 535
525
First Horizon Bank 12/07/22 129 808.04 104
94
Franshion Brilliant, Ltd. 07/26/22 342,000 81.48 279
315
Franshion Brilliant, Ltd. 10/19/22 300,000 97.98 294
299
Freeport Indonesia PT 04/22/24 200,000 94.78 190
203
Gaci First Investment Co. 06/05/25 310,000 81.14 252
263
GAIL India, Ltd. 10/04/24 6,370 1,277.95 81
69
Garuda Indonesia Persero Tbk PT 01/07/26 230,908 89.53 207
214

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 437
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Georgian Railway JSC 03/22/22 563,000 93.75 528
537
Ghana Government International Bond 10/10/24 16,625 90.40 15
16
Ghana Government International Bond 11/20/24 149,625 91.21 136
147
Global Atlantic Fin Co. 06/04/24 48,000 100.00 48
50
Global Atlantic Fin Co. 11/20/25 70,000 100.21 70
71
Grupo Energia Bogota SA ESP 03/22/22 509,000 101.00 514
503
Halyk Savings Bank of Kazakhstan JSC 03/02/22 2,520 21.01 53
81
Hartford Insurance Group, Inc. (The) 02/05/21 61,000 94.85 58
58
Harvia Oyj 11/19/25 EUR 909 46.49 42
44
Hazine Mustesarligi Varlik Kiralama AS 06/24/25 497,000 99.62 495
519
HRB Winddown, Inc. 12/18/20 1,640,000 — —
—
Hungary Government International Bond 06/16/25 222,000 99.53 221
227
Hungary Government International Bond 10/20/25 311,000 103.08 321
318
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 03/09/23 200,000 88.25 176
192
ING Groep NV 09/25/24 200,000 107.75 215
217
Innovent Biologics, Inc. 04/12/24 HKD 10,500 5.88 62
110
Instituto Costarricense de Electricidad 03/22/22 762,000 80.10 610
757
Ivory Coast Government International Bond 01/23/24 200,000 98.28 197
215
Jordan Government International Bond 07/22/25 200,000 102.91 206
210
Kazakhstan Government International Bond 06/24/25 200,000 100.00 200
202
Kondor Finance PLC 01/07/26 491,543 77.37 380
375
Krung Thai Bank PCL 10/19/22 400,000 78.58 314
399
Kuaishou Technology 12/02/22 HKD 27,400 6.74 185
283
Kuwait International Government Bond 09/30/25 452,000 100.00 452
445
Larsen & Toubro, Ltd. 05/10/22 3,521 34.51 122
150
Lebanon Government International Bond 10/31/22 USD 483,000 13.55 65
141
Lenta International Co. PJSC 01/07/19 130,305 — 355
—
Longfor Group Holdings, Ltd. 08/25/23 HKD 140,500 1.38 194
186
Mahindra & Mahindra, Ltd. 02/10/25 3,735 40.35 151
141
Match Group Financeco, Inc. 11/01/23 119,000 97.84 116
118
Match Group Financeco, Inc. 11/11/25 779,000 89.72 699
702
Mazoon Assets Co. SAOC 03/22/22 545,000 101.31 552
549
Medacta Group SA 11/19/25 CHF 247 186.62 46
53
Medartis Holding AG 11/19/25 CHF 162 93.28 15
19
Meiji Yasuda Life Insurance Co. 03/04/25 200,000 100.00 200
206
Meiji Yasuda Life Insurance Co. 04/15/25 200,000 96.29 193
202
Meituan 01/28/26 HKD 9,900 12.47 123
123
MetLife Capital Trust IV 12/09/22 150,000 106.34 160
166
MetLife, Inc. 07/14/16 125,000 138.74 173
150
Mexico City Airport Trust 03/22/22 213,000 88.55 189
183
MHP SE 03/16/21 4,795 5.59 27
41
Mobiliare Latam SA / Mobiliare Latam Mexico SA de CV 11/03/25 200,000 98.67 197
198
Morocco Government International Bond 12/08/25 200,000 108.37 217
215
Muthoot Finance, Ltd. 01/29/26 200,000 100.00 200
200
MVM Energetika Zrt. 01/23/24 701,000 102.12 716
741
NAC Kazatomprom JSC 12/17/19 1,417 12.99 18
117
Nigeria Government International Bond 06/05/25 200,000 101.52 203
226
Nigeria Government International Bond 11/05/25 319,000 100.00 319
341
OCP SA 03/22/22 755,000 92.78 701
703
Oman Sovereign Sukuk Co. 10/09/25 245,000 100.00 245
241
Omniyat Sukuk 1, Ltd. 08/07/25 604,000 102.68 620
621
OQ SAOC 03/22/22 418,000 99.78 417
421
Pakistan Global Sukuk Programme Co., Ltd. (The) 09/03/25 200,000 99.96 200
207
Pakistan Water and Power Development Authority 03/22/22 753,000 75.96 572
733
Paraguay Government International Bond 06/12/25 200,000 101.22 202
209
Pertamina Hulu Energi PT 05/14/25 200,000 100.00 200
203
Pertamina Persero PT 04/18/22 650,000 82.15 534
469
Perusahaan Penerbit SBSN Indonesia III 07/16/25 270,000 100.00 270
271
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 07/25/23 318,000 83.41 265
266
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 01/27/26 200,000 99.62 199
199
Petroleos de Venezuela SA 01/15/25 299,900 28.98 87
90
Petroleos de Venezuela SA 12/16/25 56,600 29.50 17
22
Petroleos de Venezuela SA 01/08/26 141,748 29.88 42
43
Petroleos del Peru SA 03/22/22 1,231,000 69.22 904
828
Petroleos Mexicanos 03/22/22 894,000 64.84 580
662
Petronas Capital, Ltd. 04/01/22 1,123,000 90.92 1,021
753
Petronas Capital, Ltd. 03/26/25 200,000 100.00 200
207
Petronas Capital, Ltd. 03/26/25 200,000 99.85 200
206

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
438 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Polyus PJSC 10/20/22 1 — —
—
Porch Group, Inc. 07/15/25 419,000 97.98 411
423
PRIO Luxembourg Holding Sarl 10/06/25 200,000 100.00 200
198
Province of Santa Fe 12/04/25 48,000 98.52 47
47
Reliance Industries, Ltd. 03/21/22 5,336 60.23 321
324
Repay Holdings Corp. 05/26/23 251,000 100.00 251
251
Republic of Azerbaijan Government International Bond 09/21/22 108,000 87.34 94
101
Republic of Kenya Government International Bond 09/16/25 200,000 107.32 215
221
Republic of South Africa Government International Bond 12/16/25 600,000 98.21 589
582
Republic of Uzbekistan Government International Bond 03/03/25 200,000 86.58 173
186
Rexford Industrial Realty, LP 01/05/26 692,000 99.89 691
694
RLGH Finance Bermuda Ltd. 11/12/25 200,000 100.00 200
204
Romanian Government International Bond 04/28/25 240,000 100.25 241
266
Romanian Government International Bond 06/05/25 202,000 62.15 126
141
Romanian Government International Bond 06/05/25 202,000 98.96 200
225
Romanian Government International Bond 06/12/25 190,000 87.16 166
173
Romanian Government International Bond 07/09/25 106,000 99.90 106
109
Rothesay Life PLC 12/18/25 200,000 99.99 200
202
SABIC Capital I BV 06/05/25 441,000 65.11 287
289
Samruk-Kazyna JSC 03/22/22 200,000 97.62 195
196
Saudi Arabian Oil Co. 03/22/22 660,000 94.67 625
595
Saudi Arabian Oil Co. 06/05/25 214,000 59.77 128
131
Saudi Government International Bond 11/13/25 302,000 101.95 308
306
Saudi Government International Bond 01/05/26 400,000 98.22 393
390
Saudi Government International Bond 01/05/26 263,000 99.65 262
262
SBL Holdings, Inc. 02/04/20 78,000 84.13 66
79
SBL Holdings, Inc. 06/17/21 39,000 95.24 37
37
Senegal Government International Bond 11/12/25 100,000 64.99 65
58
Signify NV 08/05/22 EUR 8,671 25.37 220
184
Societe Generale SA 11/07/23 200,000 100.00 200
222
Societe Generale SA 01/21/25 200,000 95.88 192
203
Societe Generale SA 01/08/26 200,000 100.00 200
200
Southern Gas Corridor CJSC 03/22/22 281,000 100.12 281
282
Sri Lanka Government International Bond 12/20/24 33,612 70.78 24
33
Sri Lanka Government International Bond 12/20/24 131,253 73.26 96
130
Sri Lanka Government International Bond 01/15/25 62,001 70.82 44
51
Svenska Handelsbanken AB 07/26/24 200,000 87.55 175
191
Swedbank AB 02/06/24 200,000 100.00 200
216
TC Ziraat Bankasi AS 01/15/25 665,000 102.54 682
704
Telecommunications Co. Telekom Srbija AD Belgrade 12/12/24 432,000 100.08 432
434
Tierra Mojada Luxembourg II SARL 10/19/22 210,855 70.79 149
207
Trade and Development Bank of Mongolia LLC 08/07/25 522,000 98.43 514
524
Transnet SOC, Ltd. 07/25/23 607,000 99.76 606
640
Trinidad Generation Unlimited 08/07/25 583,000 103.32 602
612
Turkiye Ihracat Kredi Bankasi AS 03/22/22 700,000 99.07 693
704
UBS Group AG 01/17/24 200,000 105.70 211
219
UBS Group AG 09/12/25 200,000 102.29 205
203
UBS Group AG 01/05/26 200,000 100.00 200
201
Ukraine Government International Bond 08/30/24 268,086 52.10 151
151
Ukraine Government International Bond 10/15/25 99,000 44.33 44
48
Ukraine Government International Bond 01/13/26 145,000 78.40 113
115
Ukraine Railways Via Rail Capital Markets PLC 07/23/24 732,610 94.57 693
536
Uzbekneftegaz JSC 03/22/22 687,000 88.06 605
667
Venezuela Government International Bond 07/30/24 225,100 16.79 38
77
Venezuela Government International Bond 03/07/25 30,800 18.50 6
14
Venezuela Government International Bond 05/21/25 143,900 20.88 30
54
WuXi AppTec Co., Ltd. 12/17/24 HKD 13,000 8.28 108
186
XPLR Infrastructure, LP 09/02/25 866,000 98.86 856
857
Yellow Cake PLC 09/23/19 GBP 6,508 2.52 16
61
YPF SA 02/16/23 166,000 92.16 153
168
YPF SA 07/25/23 523,000 92.04 481
541
YPF SA 08/07/25 40,000 86.56 35
36
Zalando SE 07/21/25 EUR 10,380 30.81 320
300
Zambia Government International Bond 07/10/25 63,635 92.90 59
62
Ziff Davis, Inc. 10/16/25 380,000 97.04 369 373
53,570
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 439
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
British Pound Currency Futures 4 USD 342 03/26
9
Commonwealth 10 Year Bond Futures 87 AUD 9,496 03/26
6
Dow Jones U.S. Real Estate Index Futures 125 USD 4,571 03/26
100
Euro Currency Futures 3 USD 446 03/26
7
EURO STOXX 50 Index Futures 8 EUR 476 03/26
18
Japanese Yen Currency Futures 32 USD 2,598 03/26
(13)
Long Gilt Futures 35 GBP 3,180 03/26
—
New Zealand Dollar Currency Futures 7 USD 423 03/26
17
Norwegian Krone Currency Futures 4 USD 832 03/26
45
SPI 200 Index Futures 4 AUD 883 03/26
14
Swiss Franc Currency Futures 24 USD 3,905 03/26
117
TOPIX Index Futures 4 JPY 143,080 03/26
49
United States 2 Year Treasury Note Futures 278 USD 57,961 03/26
(65)
United States 5 Year Treasury Note Futures 373 USD 40,631 03/26
(292)
United States 10 Year Treasury Note Futures 136 USD 15,208 03/26
(192)
United States 10 Year Ultra Treasury Note Futures 24 USD 2,740 03/26
(44)
United States Treasury Long Bond Futures 30 USD 3,454 03/26
(46)
United States Treasury Ultra Bond Futures 50 USD 5,872 03/26 (136)
Short Positions
British Pound Currency Futures 25 USD 2,140 03/26
(51)
Euro Currency Futures 33 USD 4,906 03/26
(42)
Euro-Bund Futures 43 EUR 5,511 03/26
25
Hang Seng Index Futures 56 HKD 77,000 02/26
(250)
Japanese 10 Year Government Bond Futures 9 JPY 1,184,490 03/26
101
Japanese 10 Year Mini Government Bond Futures 4 JPY 52,636 03/26
(1)
Japanese Yen Currency Futures 4 USD 325 03/26
(2)
MSCI Emerging Markets Index Futures 31 USD 2,357 03/26
3
NASDAQ 100 E-Mini Index Futures 48 USD 24,643 03/26
(197)
Russell 2000 E-Mini Index Futures 97 USD 12,729 03/26
(249)
S&P 500 E-Mini Index Futures 7 USD 2,438 03/26
(30)
S&P/TSX 60 Index Futures 8 CAD 2,964 03/26
—
Swedish Krona Currency Futures 7 USD 1,579 03/26
(76)
Swiss Franc Currency Futures 8 USD 1,302 03/26
(43)
United States 5 Year Treasury Note Futures 7 USD 763 03/26
5
United States Treasury Ultra Bond Futures 12 USD 1,410 03/26 39
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,174)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America ZAR 792 USD 50 02/02/26 1
Brown Brothers Harriman EUR 269 USD 316 02/23/26 (4)
Morgan Stanley HKD 29,500 USD 3,801 03/18/26 20
State Street USD 21 AUD 29 02/02/26 —
State Street USD 15 JPY 2,233 02/02/26 —
State Street USD 16 JPY 2,401 02/02/26 —
State Street JPY 1,934 USD 13 02/02/26 —

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
440 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 17
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA Emerging Markets
Index Bank of America USD 14,000 (1.000%)
(2)
12/20/30 286 (134) 152
Total Open Credit Indices - Purchase Protection Contracts 286 (134) 152
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA High Yield Index Bank of America USD 7,425 5.000%
(2)
12/20/30 562 104 666
Total Open Credit Indices - Sell Protection Contracts 562 104 666
Total Open Credit Default Swap Contracts (å) 848 (30) 818
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Corporate Bonds and Notes $ — $ 43,593 $ — $ — $ 43,593
International Debt — 58,606 — — 58,606
Non-US Bonds — 302 — — 302
Common Stocks
Consumer Discretionary 10,439 9,105 — — 19,544
Consumer Staples 4,740 2,464 — — 7,204
Energy 3,515 1,869 — — 5,384
Financial Services 28,415 17,119 — — 45,534
Health Care 9,476 4,693 — — 14,169
Materials and Processing 6,772 5,609 3,024 — 15,405
Producer Durables 13,030 7,814 — — 20,844
Technology 22,283 9,189 — — 31,472
Utilities 2,869 2,428 — — 5,297
Preferred Stocks 3,800 502 — — 4,302
Short-Term Investments — — — 15,940 15,940
Total Investments 105,339 163,293 3,024 15,940 287,596

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 441
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Financial Instruments
Assets
Futures Contracts 555 — — — 555
Foreign Currency Exchange Contracts 1 20 — — 21
Credit Default Swap Contracts — 818 — — 818
Liabilities
Futures Contracts (1,729) — — — (1,729)
Foreign Currency Exchange Contracts (1) (3) — — (4)
Total Other Financial Instruments
*
$ (1,174) $ 835 $ — $ — $ (339)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Common Stocks
Materials and Processing Discounted cash flow** Discount rate* 12.7% 3,024
Market approach** EBITDA multiple*** 6.08x
Discount to guideline comparables 20.0%
Total Investments 3,024
* The discount rates were determined by calculating the weighted average cost of capital for the companies.
** A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
*** A relative value analysis of comparable publicly traded companies was used to derive the EBITDA multiple.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
442 Multi-Strategy Income Fund
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended January 31, 2026 were as follows:
Category and
Subcategory
Beginning
Balance
11/01/2025
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance
1/31/2026
Net Change
in Unrealized
Appreciation/
(Depreciation)
on Investments
held as of
1/31/2026
Common Stocks
Materials and Processing
$ 3,197
$ —
$ —
$ —
$ —
$ —
$ —
$ (173)
$ 3,024
$ (173)
Total Investments
$ 3,197
$ —
$ —
$ —
$ —
$ —
$ —
$ (173)
$ 3,024
$ (173)
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Angola ................................................................................................
402 0 .1
Argentina ............................................................................................
1,423 0 .5
Australia .............................................................................................
2,938 1 .0
Austria ................................................................................................
70 — **
Azerbaijan ..........................................................................................
383 0 .1
Bahrain ...............................................................................................
1,207 0 .4
Belgium ..............................................................................................
685 0 .2
Bermuda .............................................................................................
79 — **
Brazil ..................................................................................................
4,603 1 .6
Canada ................................................................................................
7,416 2 .5
Chile ...................................................................................................
2,092 0 .7
China ..................................................................................................
10,568 3 .6
Colombia ............................................................................................
2,028 0 .7
Congo, the Democratic Republic of the .............................................
187 0 .1
Costa Rica ..........................................................................................
999 0 .3
Denmark .............................................................................................
870 0 .3
Dominican Republic ..........................................................................
639 0 .2
Ecuador ..............................................................................................
589 0 .2
Egypt ..................................................................................................
927 0 .3
El Salvador .........................................................................................
951 0 .3
Finland ...............................................................................................
551 0 .2
France .................................................................................................
4,561 1 .5
Georgia ...............................................................................................
537 0 .2
Germany .............................................................................................
5,117 1 .7
Ghana .................................................................................................
173 0 .1
Greece ................................................................................................
880 0 .3
Guatemala ..........................................................................................
198 0 .1
Hong Kong .........................................................................................
1,898 0 .6
Hungary ..............................................................................................
1,286 0 .4
India ...................................................................................................
2,917 1 .0
Indonesia ............................................................................................
3,185 1 .1

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 443
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Ireland ................................................................................................
205 0 .1
Israel ...................................................................................................
205 0 .1
Italy ....................................................................................................
975 0 .3
Ivory Coast .........................................................................................
215 0 .1
Japan ..................................................................................................
7,886 2 .7
Jordan .................................................................................................
210 0 .1
Kazakhstan .........................................................................................
595 0 .2
Kenya .................................................................................................
221 0 .1
Kuwait ................................................................................................
445 0 .2
Lebanon ..............................................................................................
141 0 .1
Macao .................................................................................................
98 — **
Malaysia .............................................................................................
1,267 0 .4
Mexico ...............................................................................................
3,872 1 .3
Monaco ..............................................................................................
209 0 .1
Mongolia ............................................................................................
524 0 .2
Morocco .............................................................................................
918 0 .3
Myanmar ............................................................................................
10 — **
Netherlands ........................................................................................
2,309 0 .8
New Zealand ......................................................................................
82 — **
Nigeria ................................................................................................
715 0 .2
Norway ...............................................................................................
228 0 .1
Oman ..................................................................................................
1,489 0 .5
Pakistan ..............................................................................................
941 0 .3
Panama ...............................................................................................
2,043 0 .7
Paraguay .............................................................................................
209 0 .1
Peru ....................................................................................................
1,422 0 .5
Philippines ..........................................................................................
705 0 .2
Poland ................................................................................................
710 0 .2
Puerto Rico .........................................................................................
441 0 .2
Romania .............................................................................................
914 0 .3
Russia .................................................................................................
— —
Saudi Arabia .......................................................................................
2,235 0 .8
Senegal ...............................................................................................
58 — **
Serbia .................................................................................................
434 0 .2
Singapore ...........................................................................................
2,468 0 .8
South Africa .......................................................................................
3,894 1 .3
South Korea .......................................................................................
4,576 1 .5
Spain ..................................................................................................
1,361 0 .5
Sri Lanka ............................................................................................
214 0 .1
Sweden ...............................................................................................
2,650 0 .9
Switzerland ........................................................................................
2,753 0 .9
Taiwan ................................................................................................
4,464 1 .5
Thailand .............................................................................................
1,253 0 .4
Trinidad and Tobago ..........................................................................
612 0 .2
Turkey ................................................................................................
2,290 0 .8
Ukraine ...............................................................................................
1,285 0 .4

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
444 Multi-Strategy Income Fund
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
United Arab Emirates .........................................................................
1,900 0 .6
United Kingdom .................................................................................
6,917 2 .3
United States ......................................................................................
155,528 52 .5
Uruguay ..............................................................................................
702 0 .2
Uzbekistan ..........................................................................................
853 0 .3
Venezuela, Bolivarian Republic of ....................................................
300 0 .1
Zambia ...............................................................................................
286 0 .1
Total Investments ............................................................................... 287,596 97 .1
** Less than .05% of net assets.
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 25,682 $ 36,400 $ 46,143 $ 1 $ — $ 15,940 $ 205 $ —

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 445
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 24.0%
Asset-Backed Securities - 2.3%
Ally Bank Auto Credit-Linked Notes
Series 2025-B Class E
6.164% due 09/15/33 (Þ) 2,685 2,683
COOPR Residential Mortgage Trust
Series 2025-CES4 Class M1
5.697% due 11/25/60 (~)(Ê)(Þ) 1,800 1,781
FIGRE Trust
Series 2025-HE8 Class A
5.206% due 11/25/55 (~)(Ê)(Þ) 1,436 1,447
GS Mortgage-Backed Securities Trust
Series 2025-HE2 Class B1
6.797% due 12/25/65 (SOFR 30 Day
Average + 3.100%)(Ê)(Þ) 1,150 1,189
JPMorgan Mortgage Trust
Series 2025-CES7 Class A1A
5.055% due 04/25/56 (~)(Ê)(Þ) 2,555 2,567
Series 2025-HE3 Class B1
6.703% due 03/20/56 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,042 1,064
RCKT Mortgage Trust
Series 2025-CES11 Class M1
5.675% due 11/25/55 (~)(Ê)(Þ) 2,900 2,887
13,618
Corporate Bonds and Notes - 10.1%
Consumer Discretionary - 1.9%
Cheesecake Factory, Inc. (The)
0.375% due 06/15/26 228 227
Cracker Barrel Old Country Store, Inc.
0.625% due 06/15/26 1,056 1,033
1.750% due 09/15/30 (Þ) 670 538
Etsy, Inc.
0.250% due 06/15/28 1,708 1,536
JetBlue Airways Corp.
0.500% due 04/01/26 1,199 1,187
LCI Industries
1.125% due 05/15/26 1,079 1,092
Magnite, Inc.
0.250% due 03/15/26 1,406 1,392
Marriott Vacations Worldwide Corp.
3.250% due 12/15/27 1,373 1,321
Penn Entertainment, Inc.
2.750% due 05/15/26 755 750
Topgolf Callaway Brands Corp.
2.750% due 05/01/26 866 883
Winnebago Industries, Inc.
3.250% due 01/15/30 680 663
Ziff Davis, Inc.
3.625% due 03/01/28 (Þ) 784 769
11,391
Consumer Staples - 0.3%
MGP Ingredients, Inc.
1.875% due 11/15/41 908 882
Spectrum Brands, Inc.
3.375% due 06/01/29 1,097 1,061
1,943
Energy - 1.0%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Array Technologies, Inc.
1.000% due 12/01/28 1,001 978
Enphase Energy, Inc.
4.660% due 03/01/26 (ž) 103 103
5.841% due 03/01/28 (ž) 1,597 1,419
Green Plains, Inc.
2.250% due 03/15/27 1,170 1,127
Nabors Industries, Inc.
1.750% due 06/15/29 1,031 913
XPLR Infrastructure, LP
2.500% due 06/15/26 (Þ) 1,427 1,411
5,951
Financial Services - 1.9%
Affirm Holdings, Inc.
4.484% due 11/15/26 (ž) 969 936
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 1,431 1,426
Block, Inc.
4.501% due 05/01/26 (ž) 378 374
Gladstone Capital Corp.
5.875% due 10/01/30 282 273
Pebblebrook Hotel Trust
1.750% due 12/15/26 1,419 1,381
PennyMac Corp.
5.500% due 03/15/26 1,272 1,271
Redfin Corp.
0.500% due 04/01/27 1,443 1,380
Redwood Trust, Inc.
7.750% due 06/15/27 808 815
Repay Holdings Corp.
0.000% due 02/01/26 (Þ)(ž) 415 414
Rexford Industrial Realty, LP
4.375% due 03/15/27 (Þ) 1,140 1,143
Square, Inc.
0.250% due 11/01/27 1,123 1,043
Summit Hotel Properties, Inc.
1.500% due 02/15/26 189 188
Upstart Holdings, Inc.
0.250% due 08/15/26 518 497
11,141
Health Care - 1.6%
Amphastar Pharmaceuticals, Inc.
2.000% due 03/15/29 1,666 1,557
BioMarin Pharmaceutical, Inc.
1.250% due 05/15/27 1,625 1,576
CONMED Corp.
2.250% due 06/15/27 1,146 1,111
Dexcom, Inc.
0.375% due 05/15/28 1,158 1,083
Envista Holdings Corp.
1.750% due 08/15/28 1,063 1,031
Haemonetics Corp.
5.483% due 03/01/26 (ž) 1,082 1,077
2.500% due 06/01/29 150 148
NeoGenomics, Inc.
0.250% due 01/15/28 821 747
Teladoc Health, Inc.
1.250% due 06/01/27 1,119 1,073

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
446 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9,403
Producer Durables - 0.2%
Cryoport, Inc.
0.750% due 12/01/26 (Þ) 951 912
Technology - 3.1%
Airbnb, Inc.
4.263% due 03/15/26 (ž) 1,141 1,135
Bandwidth, Inc.
0.500% due 04/01/28 1,236 1,088
Bentley Systems, Inc.
0.375% due 07/01/27 1,090 1,042
Bill.com Holdings, Inc.
3.730% due 04/01/27 (ž) 683 654
Blackline, Inc.
5.320% due 03/15/26 (ž) 220 219
Cerence, Inc.
1.500% due 07/01/28 798 729
Dayforce, Inc.
0.250% due 03/15/26 253 252
DigitalOcean Holdings, Inc.
3.624% due 12/01/26 (ž) 288 280
DraftKings, Inc.
4.545% due 03/15/28 (ž) 1,361 1,238
Dropbox, Inc.
4.390% due 03/01/26 (ž) 185 184
Fastly, Inc.
7.547% due 03/15/26 (ž) 6 6
7.750% due 06/01/28 437 484
Five9, Inc.
1.000% due 03/15/29 1,746 1,577
Groupon, Inc.
1.125% due 03/15/26 252 249
Match Group Financeco, Inc.
0.875% due 06/15/26 (Þ) 198 196
2.000% due 01/15/30 (Þ) 1,284 1,158
Mitek Systems, Inc.
0.750% due 02/01/26 157 156
Okta, Inc.
0.375% due 06/15/26 1,473 1,450
Porch Group, Inc.
6.750% due 10/01/28 (Þ) 711 718
Progress Software Corp.
1.000% due 04/15/26 761 756
Snap, Inc.
0.750% due 08/01/26 666 648
4.320% due 05/01/27 (ž) 285 270
0.125% due 03/01/28 442 405
Strategy, Inc.
4.646% due 12/01/29 (ž) 1,285 1,080
Unity Software, Inc.
4.037% due 11/15/26 (ž) 1,105 1,071
Upwork, Inc.
0.250% due 08/15/26 835 817
Ziff Davis, Inc.
1.750% due 11/01/26 795 780
18,642
Utilities - 0.1%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Water Capital Corp.
3.625% due 06/15/26 632 631
60,014
International Debt - 6.1%
Abu Dhabi Government International
Bond
1.625% due 06/02/28 (Þ) 200 190
4.250% due 10/02/35 (Þ) 525 516
3.125% due 09/30/49 (Þ) 367 256
Aegea Finance SARL
7.625% due 01/20/36 (Þ) 200 195
Angolan Government International
Bond
9.244% due 01/15/31 (Þ) 263 265
Argentine Republic Government
International Bond
1.750% due 07/09/30 (~)(Ê) 225 191
Series *
5.000% due 07/09/35 (~)(Ê) 758 586
Bahrain Government International
Bond
6.750% due 09/20/29 (Þ) 223 228
6.625% due 10/06/37 (Þ) 224 216
Bolivia Government International Bond
4.500% due 03/20/28 (Þ) 119 112
Brazilian Government International
Bond
7.250% due 01/12/56 421 420
CBB International Sukuk Programme
Co. WLL
6.124% due 09/03/34 (Þ) 305 306
Chile Government International Bond
2.550% due 07/27/33 400 345
China Government International Bond
3.750% due 11/13/30 (Þ) 213 215
CIFC Funding, Ltd.
Series 2025-7A Class D1R
6.368% due 10/19/38 (CME Term
SOFR 3 Month + 2.700%)(Ê)(Þ) 2,380 2,402
Colombia Government International
Bond
6.125% due 01/21/31 200 200
6.500% due 01/21/33 234 233
8.500% due 04/25/35 277 305
4.125% due 05/15/51 200 125
Corp. Nacional del Cobre de Chile
6.780% due 01/13/55 (Þ) 4 00 428
Costa Rica Government International
Bond
6.125% due 02/19/31 (Þ) 298 311
Dominican Republic International
Bond
5.875% due 10/28/35 (Þ) 298 297
6.950% due 03/15/37 (Þ) 450 480
Ecuador Government International
Bond
8.750% due 01/29/34 (Þ) 331 335
6.900% due 07/31/35 (~)(Ê)(Þ) 88 81
9.250% due 01/29/39 (Þ) 200 205
EDO Sukuk, Ltd.
5.662% due 07/03/31 (Þ) 311 323

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 447
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Egypt Government International Bond
8.625% due 02/04/30 (Þ) 200 218
8.500% due 01/31/47 (Þ) 617 596
El Salvador Government International
Bond
9.500% due 07/15/52 (Þ) 300 340
Elmwood CLO, Ltd.
Series 2025-9A Class D1
6.333% due 01/17/39 (CME Term
SOFR 3 Month + 2.650%)(Ê)(Þ) 3,000 3,029
Export-Import Bank of India
3.250% due 01/15/30 (Þ) 200 192
2.250% due 01/13/31 (Þ) 116 104
Ghana Government International Bond
5.000% due 07/03/29 (~)(Æ)(Ê)
(Ø)(Þ) 19 19
6.000% due 07/03/29 (~)(Ê)(Þ) 214 210
Hazine Mustesarligi Varlik Kiralama
AS
6.750% due 09/01/30 (Þ) 555 579
Hungary Government International
Bond
6.125% due 05/22/28 (Þ) 204 211
5.375% due 09/26/30 (Þ) 5 25 537
Indonesia Government International
Bond
4.200% due 10/15/50 200 160
5.650% due 01/11/53 200 198
Industrial Subordinated Trust
6.550% due 04/15/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.864%)(Ê)(Þ) 200 203
Ivory Coast Government International
Bond
8.075% due 04/01/36 (Þ) 200 213
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 2 46 258
Kazakhstan Government International
Bond
5.000% due 07/01/32 (Þ) 272 274
Khazanah Global Sukuk Bhd
Series EMTN
4.687% due 06/01/28 (Þ) 200 203
Kingston Airport Revenue Finance,
Ltd.
6.750% due 12/15/36 (Þ) 200 204
Kuwait International Government Bond
4.652% due 10/09/35 (Þ) 200 197
Lebanon Government International
Bond
Series GMTN
7.000% due 03/20/28 (Æ)(Ø)(Þ) 27 8
6.650% due 11/03/28 (Æ)(Ø)(Þ) 657 192
Madison Park Funding, Ltd.
Series 2025-75A Class D1
6.362% due 01/17/39 (CME Term
SOFR 3 Month + 2.700%)(Ê)(Þ) 3,000 3,026
Mazoon Assets Co. SAOC
5.250% due 10/09/31 (Þ) 250 254
Mexico Government International
Bond
6.125% due 02/09/38 42 42
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.338% due 05/04/53 200 189
6.750% due 02/09/56 254 251
Mobiliare Latam SA / Mobiliare Latam
Mexico SA de CV
6.750% due 11/10/32 (Þ) 200 198
Morocco Government International
Bond
6.500% due 09/08/33 (Þ) 200 215
Nigeria Government International Bond
9.625% due 06/09/31 (Þ) 251 284
8.631% due 01/13/36 (Þ) 200 213
Oman Sovereign Sukuk Co.
4.525% due 04/17/33 (Þ) 200 197
Pakistan Global Sukuk Programme Co.,
Ltd. (The)
7.950% due 01/31/29 (Þ) 215 223
Panama Government International
Bond
2.252% due 09/29/32 209 173
8.000% due 03/01/38 400 463
4.300% due 04/29/53 200 147
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 200 209
Pertamina Hulu Energi PT
5.250% due 05/21/30 (Þ) 303 308
Perusahaan Penerbit SBSN Indonesia
III
4.550% due 07/23/30 (Þ) 376 377
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
5.450% due 02/03/36 (Þ) 200 199
Peruvian Government International
Bond
5.500% due 03/30/36 518 527
6.200% due 06/30/55 56 57
Petroleos de Venezuela SA
12.750% due 02/17/22 (Æ)(Ø)(Þ) 13 5
6.000% due 05/16/24 (Æ)(Ø)(Þ) 226 69
5.375% due 04/12/27 (Æ)(Ø)(Þ) 463 139
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 216 145
Petroleos Mexicanos
6.750% due 09/21/47 1,249 1,030
Petronas Capital, Ltd.
4.950% due 01/03/31 (Þ) 200 206
5.848% due 04/03/55 (Þ) 269 279
Philippine Government International
Bond
5.170% due 10/13/27 446 455
1.950% due 01/06/32 500 435
Province of Santa Fe
8.100% due 12/11/34 (Þ) 66 64
Republic of Kenya Government
International Bond
9.750% due 02/16/31 (Þ) 226 249
Republic of Poland Government
International Bond
Series 5Y
4.875% due 02/12/30 270 277
Series 10Y
5.375% due 02/12/35 384 394

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
448 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 30Y
5.500% due 03/18/54 216 205
Republic of South Africa Government
International Bond
6.125% due 12/11/37 (Þ) 747 724
Republic of Uzbekistan Government
International Bond
3.900% due 10/19/31 (Þ) 223 207
Romanian Government International
Bond
5.750% due 09/16/30 (Þ) 142 146
3.000% due 02/14/31 (Þ) 294 268
7.500% due 02/10/37 (Þ) 380 422
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 461 467
4.375% due 01/12/31 (Þ) 316 315
5.875% due 01/12/56 (Þ) 539 525
Sea, Ltd.
0.250% due 09/15/26 1,453 1,415
Senegal Government International
Bond
6.250% due 05/23/33 (Þ) 200 115
Sociedad Quimica y Minera de Chile
SA
5.625% due 04/22/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.915%)(Ê)(Þ) 200 199
Sri Lanka Government International
Bond
3.600% due 06/15/35 (~)(Ê)(Þ) 234 191
3.600% due 05/15/36 (~)(Ê)(Þ) 45 44
3.600% due 02/15/38 (~)(Ê)(Þ) 101 100
Turkiye Government International
Bond
6.300% due 03/14/33 513 508
Ukraine Government International
Bond
4.000% due 02/01/32 (Ê)(Þ) 200 159
7.750% due 02/01/34 (~)(Ê)(Þ) 136 66
1.000% due 02/01/35 (Æ)(Ê)(Ø)(Þ) 369 207
Uruguay Government International
Bond
5.750% due 10/28/34 548 580
Venezuela Government International
Bond
7.750% due 10/13/19 (Æ)(Ø)(Þ) 320 110
12.750% due 08/23/22 (Æ)(Ø)(Þ) 38 17
9.000% due 05/07/23 (Æ)(Ø)(Þ) 192 73
Zambia Government International
Bond
5.750% due 06/30/33 (~)(Ê)(Þ) 55 54
7.500% due 06/30/33 (~)(Ê)(Þ) 47 46
36,373
Mortgage-Backed Securities - 2.4%
BRCK Trust
Series 2025-830B Class D
6.409% due 12/10/42 (~)(Ê)(Þ) 750 760
BX Commercial Mortgage Trust
Series 2024-VLT4 Class B
5.621% due 06/15/41 (CME Term
SOFR 1 Month + 1.941%)(Ê)(Þ) 2,358 2,358
PRET LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2025-NPL13 Class A2
6.778% due 12/25/55 (~)(Ê)(Þ) 1,500 1,502
PRPM LLC
Series 2024-RCF5 Class M2
4.000% due 08/25/54 (~)(Ê)(Þ) 1,000 942
Series 2025-RCF1 Class M2
4.500% due 02/25/55 (~)(Ê)(Þ) 1,563 1,496
Series 2025-RCF3 Class M1A
5.250% due 07/25/55 (~)(Ê)(Þ) 1,100 1,094
Series 2025-RCF6 Class M2
5.500% due 12/25/55 (~)(Ê)(Þ) 2,894 2,755
TORY Commercial Mortgage Trust
Series 2026-HGTS Class D
6.078% due 01/13/46 (~)(Ê)(Þ) 753 755
VDCM Commercial Mortgage Trust
Series 2025-AZ Class D
6.434% due 07/13/44 (~)(Ê)(Þ) 2,600 2,654
14,316
Non-US Bonds - 3.1%
Carlyle Euro CLO DAC
Series 2025-1A Class A2R
4.066% due 01/15/39 (3 Month
EURIBOR + 2.050%)(Ê)(Þ) EUR 3,000 3,572
CVC Cordatus Loan Fund XVIII DAC
Series 2021-18X Class B1R
3.739% due 07/29/34 (3 Month
EURIBOR + 1.700%)(Ê)(Þ) EUR 2,000 2,371
Kinbane DAC
Series 2024-RPL1X Class B
3.967% due 01/26/65 (1 Month
EURIBOR + 2.000%)(Ê)(Þ) EUR 2,350 2,792
OCP Euro CLO DAC
Series 2025-14A Class D
4.978% due 10/26/38 (3 Month
EURIBOR + 2.950%)(Ê)(Þ) EUR 3,000 3,578
Stannaway Park CLO DAC
Series 2025-1A Class D
4.944% due 01/23/38 (3 Month
EURIBOR + 2.900%)(Ê)(Þ) EUR 4,000 4,763
Vantage Data Centers Jersey Borrower
Spv, Ltd.
Series 2025-1A Class B
6.338% due 05/28/39 (Þ) GBP 800 1,096
18,172
Total Long-Term Fixed
Income Investments
(cost $139,633) 142,493
Common Stocks - 66.2%
Consumer Discretionary - 9.0%
Academy Sports & Outdoors, Inc. 13,287 731
Advanced Energy Industries, Inc. 362 92
Alibaba Group Holding, Ltd. 197,908 4,209
Alibaba Group Holding, Ltd. - ADR 2,551 433
Allegro.eu SA(Æ)(Þ) 13,502 111
Amazon.com, Inc.(Æ) 16,024 3,834
API Group Corp.(Æ) 1,442 60
Aristocrat Leisure, Ltd. 3,452 129

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 449
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Autoliv, Inc. 3,802 461
AutoZone, Inc.(Æ) 369 1,367
Axon Enterprise, Inc.(Æ) 87 42
Best Buy Co., Inc. 1,796 117
Boot Barn Holdings, Inc.(Æ) 686 122
Bridgestone Corp. 11,200 252
BYD Co., Ltd. Class H 29,000 360
Caesars Entertainment, Inc.(Æ) 6,359 132
Canadian Tire Corp., Ltd. Class A 1,149 141
Celestica, Inc.(Æ) 153 43
Cembre SpA 2,759 228
Charter Communications, Inc. Class
A(Æ)
383 79
Chemring Group PLC 26,309 180
China Tourism Group Duty Free Corp.,
Ltd. Class A
9,000 116
Chipotle Mexican Grill, Inc. Class
A(Æ)
12,336 479
Cie Financiere Richemont SA Class A 6,202 1,201
Cie Generale des Etablissements
Michelin SCA
32,963 1,226
Comcast Corp. Class A 12,892 383
Comet Holding AG 1,238 479
Costco Wholesale Corp. 999 939
CSG NV(Æ) 5,718 207
Damai Entertainment Holdings, Ltd.
(Æ)
460,000 58
Darden Restaurants, Inc. 701 140
Davide Campari-Milano NV 151,325 1,076
De' Longhi SpA 945 42
Deckers Outdoor Corp.(Æ) 3,508 419
Diageo PLC 20,035 462
DiDi Global, Inc. - ADR(Æ) 15,542 73
Dollar General Corp. 2,625 376
Dollarama, Inc. 1,509 203
DR Horton, Inc. 1,397 208
DraftKings, Inc. Class A(Æ) 1,959 54
Driven Brands Holdings, Inc.(Æ) 98,915 1,538
eBay, Inc. 2,769 253
Five Below, Inc.(Æ) 711 136
Fox Corp. Class A 2,429 177
Fox Corp. Class B 6,343 416
General Motors Co. 8,496 714
Genuine Parts Co. 764 106
Grab Holdings, Ltd. Class A(Æ) 44,950 193
H World Group, Ltd. - ADR 12,629 600
Hanwha Aerospace Co., Ltd. 614 555
Harvey Norman Holdings, Ltd. 6,199 28
Harvia Oyj(Þ) 3,708 180
Home Depot, Inc. (The) 1,165 436
Howden Joinery Group PLC 69,815 800
Hoya Corp. 3,000 505
Hyundai Department Store Co., Ltd. 904 59
IAC, Inc.(Æ) 20,788 768
Industria de Diseno Textil SA 6,109 399
InterContinental Hotels Group PLC 6,293 854
JD.com, Inc. Class A 6,750 96
Kia Corp. 6,318 671
Kingfisher PLC 29,408 136
Kuaishou Technology(Þ) 61,100 632
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lagercrantz Group AB Class B 391 9
Las Vegas Sands Corp. 6,318 333
Lennar Corp. Class A 1,299 142
Lindblad Expeditions Holdings, Inc.
(Æ)
6,450 107
Lowe's Cos., Inc. 703 188
LVMH Moet Hennessy Louis Vuitton
SE
1,697 1,096
Magazine Luiza SA 129,963 242
Mahindra & Mahindra, Ltd. 24,755 924
McDonald's Corp. 1,014 319
Meituan Class B(Æ)(Þ) 24,800 307
MercadoLibre, Inc.(Æ) 291 625
Netflix, Inc. Class B(Æ) 5,903 493
Next PLC 3,218 584
NKT A/S(Æ) 2,716 357
NVR, Inc.(Æ) 21 160
OEM International AB Class B 12,688 181
Omnicom Group, Inc. 1,814 140
Omron Corp. 5,900 150
OptimizeRx Corp.(Æ) 7,455 80
O'Reilly Automotive, Inc.(Æ) 3,289 324
Oriental Holdings BHD 27,167 47
Pernod Ricard SA 6,950 618
Persimmon PLC Class A 3,918 75
PulteGroup, Inc. 1,540 193
Remy Cointreau SA 8,880 421
Renault SA 3,385 128
Rolls-Royce Holdings PLC 12,496 208
Ross Stores, Inc. 864 163
Rush Street Interactive, Inc.(Æ) 9,206 163
Sands China, Ltd. 86,400 189
SCREEN Holdings Co., Ltd. 2,000 255
Sea, Ltd. - ADR(Æ) 4,634 540
Secom Co., Ltd. 5,000 183
SJM Holdings, Ltd.(Æ) 158,000 49
Stride, Inc.(Æ) 546 46
Subaru Corp. 9,100 198
Target Corp. 1,000 105
Teleperformance SE 1,707 110
Tencent Holdings, Ltd. 51,866 3,976
Tencent Holdings, Ltd. - ADR 6,050 462
Tesla, Inc.(Æ) 1,650 710
TJX Cos., Inc. (The) 10,111 1,515
Tkms AG& Co. KGaA(Æ) 1,925 226
Toyota Motor Corp. 14,000 317
Tri Pointe Homes, Inc.(Æ) 31,111 1,038
Universal Music Group NV 16,935 415
Versant Media Group, Inc. 515 17
Virbac SACA 415 173
Volkswagen AG 773 94
Walmart, Inc. 3,915 466
Walt Disney Co. (The) 1,304 147
Yamaha Corp. 82,300 594
Yum! Brands, Inc. 1,084 169
Zalando SE(Æ)(Þ) 32,779 948
53,235
Consumer Staples - 2.5%

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
450 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alimentation Couche-Tard, Inc. 2,724 142
Altria Group, Inc. 10,969 680
Ambev SA 57,946 164
Anheuser-Busch InBev SA 10,264 736
Archer-Daniels-Midland Co. 2,609 176
Asahi Group Holdings, Ltd. 12,000 125
Astarta Holding PLC 2,995 41
Beiersdorf AG 5,357 639
BrasilAgro - Co. Brasileira de
Propriedades Agricolas
13,161 53
British American Tobacco PLC 4,702 284
Campbell's Co. (The) 3,019 84
Carrefour SA 12,119 200
China Mengniu Dairy Co., Ltd. 257,000 534
Church & Dwight Co., Inc. 7,129 686
Clorox Co. (The) 928 105
Coca-Cola Co. (The) 3,477 260
Coca-Cola Consolidated, Inc. 914 139
Colgate-Palmolive Co. 1,221 110
Compass Group PLC 5,187 155
Conagra Brands, Inc. 4,314 80
First Pacific Co., Ltd. 70,000 55
First Resources, Ltd. 36,397 61
General Mills, Inc. 4,198 194
Genting Plantations Bhd 48,600 64
Golden Agri-Resources, Ltd. 1,251,000 285
GS Holdings Corp. 1,951 93
Haleon PLC 146,907 763
Henkel AG & Co. KGaA 517 43
Hershey Co. (The) 517 101
Imperial Brands PLC 6,641 279
JM Smucker Co. (The) 1,080 113
Kato Sangyo Co., Ltd. 300 13
Keurig Dr Pepper, Inc. 7,132 196
Kimberly-Clark Corp. 1,331 133
Kraft Heinz Co. (The) 3,366 80
Kroger Co. (The) 2,108 133
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
105,913 —
Loblaw Cos., Ltd. 4,668 210
Metro, Inc. Class A 2,416 160
Mondelez International, Inc. Class A 2,470 144
Monster Beverage Corp.(Æ) 7,582 612
National Vision Holdings, Inc.(Æ) 52,564 1,385
PepsiCo, Inc. 4,969 763
Philip Morris International, Inc. 4,982 894
Pilgrim's Pride Corp. 2,865 124
Procter & Gamble Co. (The) 3,173 482
Puregold Price Club, Inc. 80,600 49
Reckitt Benckiser Group PLC 3,752 313
Royal Unibrew A/S 2,920 274
Shiseido Co., Ltd. 27,200 464
Smithfield Foods, Inc. 5,997 143
Sodexo SA 3,351 171
Tyson Foods, Inc. Class A 1,788 117
Unicharm Corp. 13,900 84
Wal-Mart de Mexico SAB de CV 53,818 171
Zabka Group SA(Æ) 42,653 259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
14,818
Energy - 2.4%
Baker Hughes Co. 8,901 499
BP PLC 36,994 234
Cenovus Energy, Inc. 48,126 950
Chevron Corp. 4,293 759
Coterra Energy, Inc. 6,468 187
Delta Electronics, Inc. 8,000 311
ENEOS Holdings, Inc. 31,700 269
EOG Resources, Inc. 2,125 238
Eramet SA 2,099 183
Exxon Mobil Corp. 4,884 691
Fortune Electric Co., Ltd. 12,000 369
Galp Energia SGPS SA Class B 8,752 175
Gazprom PJSC(Æ)(Š) 332,583 —
Idemitsu Kosan Co., Ltd. 25,900 221
Japan Petroleum Exploration Co., Ltd. 12,600 155
Kinder Morgan, Inc. 9,622 293
Liberty Energy, Inc. Class A 22,611 557
LONGi Green Energy Technology Co.,
Ltd. Class A(Æ)
103,900 266
LUKOIL PJSC(Æ)(Š) 8,302 —
NAC Kazatomprom JSC - GDR(Þ) 2,842 234
National Energy Services Reunited
Corp.(Æ)
28,042 552
Natural Gas Services Group, Inc. 1,035 36
NPK International, Inc.(Æ) 15,087 208
Odfjell Drilling, Ltd. 15,128 150
ONEOK, Inc. 4,867 385
Paladin Energy, Ltd.(Æ) 32,323 308
Petroleo Brasileiro SA - Petrobras
- ADR
43,363 665
Phillips 66 1,024 147
Range Resources Corp. 10,706 405
Reliance Industries, Ltd. 27,329 415
Repsol SA 10,640 210
Santos, Ltd. 54,783 269
SBM Offshore NV 5,588 201
Schneider Electric SE 2,282 651
Shell PLC 5,767 221
Subsea 7 SA 17,590 448
Suncor Energy, Inc. 5,975 316
Targa Resources Corp. 802 161
TechnipFMC PLC 5,524 308
Teck Resources, Ltd. Class B 10,874 584
TotalEnergies SE 3,304 240
Tourmaline Oil Corp. 3,728 176
Tullow Oil PLC(Æ) 213,313 24
United States Antimony Corp.(Æ) 11,982 88
Williams Cos., Inc. (The) 2,532 170
13,929
Financial Services - 15.8%
Absa Group, Ltd. 16,593 261
Aedifica SA(ö) 2,966 262
Aflac, Inc. 2,492 276
Ageas SA 1,901 135
Agree Realty Corp.(ö) 7,232 522

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 451
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AIA Group, Ltd. 56,200 649
Air Lease Corp. Class A 752 49
Akbank TAS 143,738 307
Aker ASA Class A 341 31
Allianz SE 605 267
Allstate Corp. (The) 818 163
Alpha Bank SA 107,456 516
American Integrity Insurance Group,
Inc.(Æ)
42,218 789
American Tower Corp.(ö) 1,306 234
Amundi SA(Þ) 778 69
Annaly Capital Management, Inc.(ö) 7,993 184
ARGAN SA(ö) 313 24
Arthur J Gallagher & Co. 475 118
AvalonBay Communities, Inc.(ö) 751 133
Avanza Bank Holding AB 3,089 121
Azimut Holding SpA 7,886 333
Bajaj Finance, Ltd. 55,481 561
Banca IFIS SpA 1,440 47
Banco BTG Pactual SA(Æ) 24,817 283
Banco de Sabadell SA 49,375 195
Banco do Brasil SA 43,210 207
Bangkok Bank PCL 12,200 61
Bank Hapoalim BM 14,098 350
Bank Leumi Le-Israel BM 21,654 522
Bank Mandiri Persero Tbk PT 4,099,292 1,178
Bank of America Corp. 17,199 915
Bank of Ireland Group PLC 30,955 630
Bank of Montreal 1,741 237
Bank of New York Mellon Corp. (The) 2,509 301
Bank of Nova Scotia (The) 3,838 287
Barclays PLC 3,681 25
Beazley PLC 30,256 469
Berkshire Hathaway, Inc. Class B(Æ) 1,955 939
BGC Group, Inc. Class A 116,659 1,063
Big Yellow Group PLC(ö) 10,673 151
BNP Paribas SA 3,750 402
BOC Hong Kong Holdings, Ltd. 41,000 216
Brambles, Ltd. 20,068 313
British Land Co. PLC (The)(ö) 12,481 71
Broadstone Net Lease, Inc.(ö) 61,507 1,139
Brown & Brown, Inc. 1,601 115
BXP, Inc.(ö) 8,187 529
Canadian Imperial Bank of Commerce 4,261 394
Capital One Financial Corp. 4,049 886
CapitaLand Integrated Commercial
Trust Class A(ö)
158,900 299
Capitaland Investment, Ltd. 47,100 114
Capitec Bank Holdings, Ltd. 922 247
CareTrust REIT, Inc.(ö) 6,953 260
Catena AB 1,750 91
Cenergy Holdings SA 11,433 263
Centurion Accommodation REIT(Æ)
(ö)
184,200 162
CHAPTERS Group AG(Æ) 2,750 124
Charles Schwab Corp. (The) 10,785 1,121
Charter Hall Group(ö) 13,238 211
China International Capital Corp., Ltd.
Class H(Þ)
322,800 882
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Resources Land, Ltd. 68,000 268
Chubb, Ltd. 586 181
Cincinnati Financial Corp. 1,114 179
Citigroup, Inc. 5,460 632
CK Asset Holdings, Ltd. 35,000 206
CK Hutchison Holdings, Ltd. Class B 66,000 536
Close Brothers Group PLC(Æ) 7,162 49
CME Group, Inc. Class A 6,627 1,916
Commerzbank AG 4,643 191
Computershare, Ltd. 5,602 128
Country Garden Services Holdings
Co., Ltd.
190,000 157
Cresud SACIF y A - ADR 9,543 129
Crown Castle, Inc.(ö) 8,601 747
Dave, Inc.(Æ) 855 140
DBS Group Holdings, Ltd. 4,500 210
Derwent London PLC(ö) 4,320 114
Dexus(ö) 44,793 210
Digital Core REIT Management Pte,
Ltd.(Æ)(ö)
201,600 109
Digital Realty Trust, Inc.(ö) 10,620 1,762
DLF, Ltd. 20,468 142
DNB Bank ASA 6,117 176
EastGroup Properties, Inc.(ö) 2,681 487
Equinix, Inc.(ö) 1,608 1,320
Equity Residential(ö) 6,014 375
Essential Properties Realty Trust, Inc.
(ö)
7,698 234
Essex Property Trust, Inc.(ö) 2,187 551
Extra Space Storage, Inc.(ö) 6,514 899
F&G Annuities & Life, Inc. 164 5
Fairfax Financial Holdings, Ltd. 99 163
Fastighets AB Balder Class B(Æ) 18,571 140
Fidelity National Financial, Inc. 2,749 150
First Abu Dhabi Bank PJSC 12,584 64
First BanCorp 45,543 1,007
First Industrial Realty Trust, Inc.(ö) 4,336 252
flatexDEGIRO SE 12,992 635
Franklin Resources, Inc. 5,876 156
Gaming and Leisure Properties, Inc.(ö) 4,998 224
GF Securities Co., Ltd. Class H 85,400 200
GLP J-Reit(ö) 137 126
Goldman Sachs Group, Inc. (The) 30 28
Goodman Group(ö) 41,950 891
Grupo Financiero Banorte SAB de CV
Class O
20,597 233
Grupo Financiero Galicia SA
- ADR(Æ)
1,574 87
Guaranty Trust Holding Co. PLC 2,912,954 205
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
6,782 218
Hana Financial Group, Inc. 14,629 1,018
Hankook & Company Co., Ltd. 4,569 86
Hartford Insurance Group, Inc. (The) 1,893 256
HDFC Bank, Ltd. 82,421 833
HDFC Bank, Ltd. - ADR 10,916 353
Healthcare Realty Trust, Inc.(ö) 23,235 390
Hi Sun Technology China, Ltd.(Æ) 318,000 20
Hiscox, Ltd. 20,983 426

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
452 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hong Kong Exchanges & Clearing,
Ltd.
22,266 1,226
Hongkong Land Holdings, Ltd. 28,200 240
Host Hotels & Resorts, Inc.(ö) 34,518 640
HSBC Holdings PLC 14,441 256
Hudson Pacific Properties, Inc.(Æ)(ö) 7,564 65
iA Financial Corp., Inc. 2,192 269
ICICI Bank, Ltd. 63,706 939
Industrivarden AB Class A 732 37
ING Groep NV 18,177 535
Ingenia Communities Group(ö) 55,722 183
Intact Financial Corp. 820 149
Investor AB Class B 8,272 320
Invitation Homes, Inc.(ö) 33,015 882
Iron Mountain, Inc.(ö) 5,718 527
IRSA Inversiones y Representaciones
SA - ADR(Æ)
191 3
Israel Discount Bank, Ltd. Class A 20,783 246
Itau Unibanco Holding SA - ADR 57,189 491
Japan Metropolitan Fund Investment
Corp.(ö)
306 241
Japan Post Holdings Co., Ltd. 15,400 185
Japan Real Estate Investment Corp.(ö) 270 218
JPMorgan Chase & Co. 4,940 1,511
Kasikornbank PCL - NVDR 6,400 38
KB Financial Group, Inc. 4,652 437
KDX Realty Investment Corp. Class
A(ö)
86 93
Keppel REIT(ö) 212,500 165
Kilroy Realty Corp.(ö) 6,141 212
Kimco Realty Corp.(ö) 38,915 820
Kite Realty Group Trust(ö) 13,481 317
Klepierre SA(ö) 13,906 535
Korean Reinsurance Co. 5,451 44
Land Securities Group PLC(ö) 23,973 214
LEG Immobilien SE 3,540 255
Link REIT(ö) 62,400 286
Lodha Developers, Ltd.(Þ) 3,731 39
LondonMetric Property PLC(ö) 66,106 181
Longfor Group Holdings, Ltd.(Þ) 480,500 635
LSR Group PJSC(Æ)(Š) 33,861 —
LX Holdings Corp. 1,012 6
M&T Bank Corp. 672 149
Mandatum Oyj 53,679 438
Manulife Financial Corp. 7,189 274
Mapfre SA 7,655 35
Marex Group PLC 2,921 115
Markel Group, Inc.(Æ) 98 200
Marsh & McLennan Cos., Inc. 762 143
Mastercard, Inc. Class A 4,820 2,597
Mercialys SA(ö) 10,040 126
MetLife, Inc. 3,192 252
Mitsubishi Estate Co., Ltd. 22,399 571
Mitsubishi UFJ Financial Group, Inc. 2,200 40
Mitsui Fudosan Accommodations
Fund, Inc.(ö)
93 83
Mitsui Fudosan Co., Ltd. 50,800 583
Mizrahi Tefahot Bank, Ltd. 3,618 284
Mizuho Financial Group, Inc. 4,100 180
Moody's Corp. 2,391 1,233
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley 1,435 262
Moscow Exchange MICEX-RTS
PJSC(Æ)(Š)
182,429 —
National Bank of Canada 1,544 184
NatWest Group PLC 54,268 497
Newmark Group, Inc. Class A 23,962 427
Nippon Building Fund, Inc.(ö) 102 95
Nippon Prologis REIT, Inc.(ö) 313 183
NN Group NV 2,392 189
NOBA Bank Group AB(Æ) 20,050 260
Nomura Real Estate Master Fund, Inc.
(ö)
227 245
Northpointe Bancshares, Inc. 30,122 519
NU Holdings, Ltd. Class A(Æ) 17,895 318
Nyfosa AB 4,939 39
Omega Healthcare Investors, Inc.(ö) 6,658 292
ORIX Corp. 17,972 547
OUTFRONT Media, Inc.(ö) 5,170 126
Oversea-Chinese Banking Corp., Ltd. 13,500 226
Palomar Holdings, Inc.(Æ) 325 40
Parkway Life Real Estate Investment
Trust(Æ)(ö)
4,700 15
Perella Weinberg Partners 43,182 963
Ping An Insurance Group Co. of China,
Ltd. Class H
54,267 504
Piper Sandler Cos. 441 153
Piraeus Bank SA(Æ) 43,171 436
PNC Financial Services Group, Inc.
(The)
630 141
PotlatchDeltic Corp.(ö) 2,270 95
Power Corp. of Canada 3,934 198
Progressive Corp. (The) 2,310 480
Prologis, Inc.(ö) 10,335 1,349
Prosperity Bancshares, Inc. 18,236 1,258
Public Storage(ö) 1,964 542
Rayonier, Inc.(ö) 5,409 123
Realty Income Corp.(ö) 6,619 405
Regions Financial Corp. 6,720 192
RELX PLC 14,824 526
Resona Holdings, Inc. 39,000 450
Ringkjoebing Landbobank A/S 724 183
Royal Bank of Canada 4,205 700
Safestore Holdings PLC(ö) 11,473 130
Sampo Oyj Class A 11,340 126
Samsung Fire & Marine Insurance Co.,
Ltd.
963 336
SBA Communications Corp.(ö) 133 24
Sberbank of Russia PJSC(Æ)(Š) 334,627 —
SBI Life Insurance Co., Ltd.(Þ) 9,256 201
Scentre Group(ö) 60,908 172
Schroders PLC 33,193 206
Segro PLC(ö) 48,394 505
SGS SA 1,394 167
Shinhan Financial Group Co., Ltd. 5,600 328
Shriram Finance, Ltd. 34,060 378
Simon Property Group, Inc.(ö) 3,495 669
Slide Insurance Holdings, Inc.(Æ) 8,824 152
Societe Generale SA 6,510 569
Sompo Holdings, Inc. 2,400 83
Sparebanken Norge 9,098 181

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 453
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Standard Bank Group, Ltd. 17,485 324
Stockland(ö) 51,294 192
Sumitomo Mitsui Financial Group, Inc. 6,700 235
Sumitomo Realty & Development Co.,
Ltd.
15,300 425
Sun Communities, Inc.(ö) 5,129 654
Sun Hung Kai Properties, Ltd. 89,500 1,444
Sun Life Financial, Inc. 3,358 212
Swiss Prime Site AG Class A 2,058 350
Swissquote Group Holding SA 226 129
TAG Immobilien AG 15,200 257
Tokio Marine Holdings, Inc. 5,000 186
Tokyo Century Corp. 1,900 26
Toronto-Dominion Bank (The) 394 37
Travelers Cos., Inc. (The) 774 220
TS Financial Holding Co., Ltd. 604,000 434
UBS Group AG 13,388 634
UDR, Inc.(ö) 9,840 366
Unibail-Rodamco-Westfield(ö) 1,854 205
Unipol Assicurazioni SpA 7,634 170
United Overseas Bank, Ltd. 15,083 454
UOL Group, Ltd. 12,600 107
VGP NV 483 59
VICI Properties, Inc.(ö) 4,760 134
Vienna Insurance Group AG Wiener
Versicherung Gruppe
382 30
Visa, Inc. Class A 1,883 606
Vonovia SE 8,770 256
VTB Bank PJSC(Æ)(Š) 58,930 —
W.R. Berkley Corp. 2,634 181
Warehouses De Pauw CVA(ö) 5,305 151
Webster Financial Corp. 19,174 1,261
Wells Fargo & Co. 375 34
Welltower, Inc.(ö) 15,177 2,859
Weyerhaeuser Co.(ö) 1,648 42
Wihlborgs Fastigheter AB 7,100 73
XP, Inc. Class A 14,653 286
Yellow Cake PLC(Æ)(Þ) 18,378 172
Yoma Strategic Holdings, Ltd.(Æ) 456,208 29
Zurich Insurance Group AG 225 160
93,443
Health Care - 5.5%
Abbott Laboratories 2,085 228
AbbVie, Inc. 2,136 476
Adaptive Biotechnologies Corp.(Æ) 7,545 140
AddLife AB Class B 5,519 85
ADMA Biologics, Inc.(Æ) 4,556 79
Akeso, Inc. Class B(Æ)(Þ) 5,000 71
Amgen, Inc. 558 191
Artivion, Inc.(Æ) 718 29
Asker Healthcare Group AB(Æ) 7,773 66
Astellas Pharma, Inc. 33,900 470
AstraZeneca PLC 1,754 326
Becton Dickinson & Co. 5,326 1,084
Boston Scientific Corp.(Æ) 2,480 232
BridgeBio Pharma, Inc.(Æ) 1,555 120
Bristol-Myers Squibb Co. 12,014 661
Cardinal Health, Inc. 620 133
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CareDx, Inc.(Æ) 42,177 867
Cencora, Inc. Class A 669 240
Centene Corp.(Æ) 5,307 230
ChemoMetec A/S 2,537 246
Chong Kun Dang Pharmaceutical Corp. 936 55
Cigna Group (The) 983 269
CVS Health Corp. 3,165 236
Cytek Biosciences, Inc.(Æ) 156,296 781
Danaher Corp. 1,205 264
Dexcom, Inc.(Æ) 6,569 480
Doximity, Inc. Class A(Æ) 2,322 87
Edwards Lifesciences Corp.(Æ) 2,692 219
Elevance Health, Inc. 785 271
Eli Lilly & Co. 1,288 1,336
Euroapi SA(Æ) 6,678 17
Fresenius Medical Care AG 6,874 308
Fresenius SE & Co. KGaA 4,862 272
FUJIFILM Holdings Corp. 6,900 138
GeneDx Holdings Corp.(Æ) 814 78
Genmab A/S(Æ) 658 215
Gilead Sciences, Inc. 3,913 555
Grifols SA 14,173 182
GSK PLC 15,316 393
Guardant Health, Inc.(Æ) 1,752 200
H Lundbeck A/S 7,418 50
Hangzhou Tigermed Consulting Co.,
Ltd. Class A
83,900 763
HCA Healthcare, Inc. 528 258
Humana, Inc. 2,993 584
IDEXX Laboratories, Inc.(Æ) 534 358
Innovent Biologics, Inc.(Æ)(Þ) 54,500 569
Innoviva, Inc.(Æ) 55,753 1,115
Insilico Medicine Cayman TopCo(Æ) 20,224 163
Insmed, Inc.(Æ) 473 74
Insulet Corp.(Æ) 1,170 299
Intuitive Surgical, Inc.(Æ) 902 455
iRadimed Corp. 822 80
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class H(Æ)
26,278 231
Johnson & Johnson 10,015 2,276
Kuros Biosciences AG(Æ) 8,145 270
Kyorin Pharmaceutical Co., Ltd. 8,700 91
Labcorp Holdings, Inc. 668 181
Ligand Pharmaceuticals, Inc. Class
B(Æ)
781 150
Madrigal Pharmaceuticals, Inc.(Æ) 94 46
McKesson Corp. 301 250
Medacta Group SA(Æ)(Þ) 1,007 215
Medartis Holding AG(Æ)(Þ) 1,167 136
Medistim ASA 5,456 127
Medtronic PLC 9,527 981
Merck & Co., Inc. 10,284 1,134
Merck KGaA 5,766 858
Molina Healthcare, Inc.(Æ) 568 102
Novartis AG 2,151 319
Novo Nordisk A/S Class B 9,951 590
Owlet, Inc.(Æ) 6,765 82
PACS Group, Inc.(Æ) 3,576 121
Pfizer, Inc. 16,933 448

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
454 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pro Medicus, Ltd. 173 22
PTC Therapeutics, Inc.(Æ) 12,572 950
Quest Diagnostics, Inc. 686 128
RaySearch Laboratories AB 4,296 92
Regeneron Pharmaceuticals, Inc. 126 93
Roche Holding AG 932 425
Sanofi SA 8,251 776
SI-BONE, Inc.(Æ) 2,497 41
Smith & Nephew PLC 23,900 407
Stryker Corp. 866 320
Tarsus Pharmaceuticals, Inc.(Æ) 120 8
Teleflex, Inc. 11,821 1,234
Travere Therapeutics, Inc.(Æ) 1,299 40
United Therapeutics Corp.(Æ) 402 189
UnitedHealth Group, Inc. 3,276 940
Universal Health Services, Inc. Class B 848 171
Vertex Pharmaceuticals, Inc.(Æ) 1,292 607
WuXi AppTec Co., Ltd. Class H(Þ) 31,600 453
Xeris Biopharma Holdings, Inc.(Æ) 5,035 37
Xvivo Perfusion AB(Æ) 5,147 130
Zoetis, Inc. Class A 840 105
32,874
Materials and Processing - 5.0%
Aluminum Corp. of China, Ltd. Class A 269,300 543
Aluminum Corp. of China, Ltd. Class
H
70,000 123
Amcor PLC 2,452 109
Anglo American PLC 8,069 374
Anglogold Ashanti PLC 16,165 1,501
Aris Mining Corp.(Æ) 2,981 52
Armstrong World Industries, Inc. 552 101
Asian Paints, Ltd. 4,156 110
Atlas Arteria, Ltd. 43,667 151
Aurubis AG 442 84
Barrick Mining Corp. 13,955 639
Beijer Alma AB 8,212 244
BlueScope Steel, Ltd. 3,568 75
BrightView Holdings, Inc. 46,236 618
Bufab AB 11,624 129
Cameco Corp. 1,247 154
Capstone Mining Corp.(Æ) 24,956 277
Carpenter Technology Corp. 236 75
Carrier Global Corp. 9,956 593
Cementir Holding NV 9,276 209
Century Aluminum Co.(Æ) 4,661 211
Copart, Inc.(Æ) 11,302 459
Croda International PLC 19,477 728
Ecolab, Inc. 654 184
ElvalHalcor SA 36,375 200
Fastenal Co. 3,726 162
First Quantum Minerals, Ltd.(Æ) 18,058 510
Freeport-McMoRan, Inc. 5,482 330
Fresnillo PLC 14,657 744
Gabriel Resources, Ltd.(Æ) 80,280 6
Geberit AG 603 459
General Electric Co. 359 110
Glencore PLC(Æ) 106,233 724
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Gold Fields, Ltd. - ADR 7,487 375
Heidelberg Materials AG 709 194
Hindalco Industries, Ltd. 64,102 672
Hindustan Zinc, Ltd. 38,792 265
Huntsman Corp. 36,608 396
ICL Group, Ltd. 23,069 125
ID Logistics Group(Æ) 232 113
IMCD NV 11,613 1,084
Impala Platinum Holdings, Ltd. 27,078 513
Ingevity Corp.(Æ) 12,893 848
Installed Building Products, Inc. 359 103
International Tower Hill Mines, Ltd.
(Æ)
22,792 60
Ivanhoe Mines, Ltd. Class A(Æ) 31,714 401
Johnson Matthey PLC 5,701 184
K+S AG 24,963 409
Kinross Gold Corp. 5,207 164
Kronos Worldwide, Inc. 93,238 490
Linde PLC 4,067 1,859
LKQ Corp. 2,576 85
Lotte Chemical Corp. 1,495 87
MHP SE - GDR(Æ)(Þ) 15,792 135
Mitsui Chemicals, Inc. 4,400 64
MMG, Ltd.(Æ) 180,000 237
Momentum Group AB 5,004 74
Motiva Infraestrutura de Mobilidade
SA
4,320 14
New Gold, Inc.(Æ) 1,716 17
Northern Dynasty Minerals, Ltd.(Æ) 83,477 170
NovaGold Resources, Inc.(Æ) 15,260 133
Nutrien, Ltd. 2,230 154
Polyus PJSC(Æ)(Š) 48,690 —
PPG Industries, Inc. 1,131 131
Promotora y Operadora de
Infraestructura SAB de CV
3,382 53
Robertet SA 85 85
Royal Gold, Inc. 560 147
Seabridge Gold, Inc.(Æ) 16,061 454
Sherwin-Williams Co. (The) 2,207 783
Sibanye Stillwater, Ltd.(Æ) 23,141 101
SigmaRoc PLC(Æ) 161,114 316
Sociedad Quimica y Minera de Chile
SA - ADR
5,882 452
SOL SpA 3,567 192
Solstice Advanced Materials Inc. 239 15
Sumitomo Metal Mining Co., Ltd. 3,600 207
Symrise AG 14,816 1,248
Ternium SA - ADR 2,855 119
thyssenkrupp AG 91,308 1,221
Toyota Tsusho Corp. 500 18
Vale SA 25,626 411
Vale SA Class B - ADR 34,876 560
Valterra Platinum, Ltd. 10,649 974
Vicat SACA 1,254 116
Wanhua Chemical Group Co., Ltd.
Class A(Æ)
10,800 136
Western Copper & Gold Corp.(Æ) 19,860 63
Zijin Gold International Co., Ltd.(Æ) 24,380 684
Zijin Mining Group Co., Ltd. Class H 186,000 944

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 455
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
29,843
Producer Durables - 8.0%
4imprint Group PLC 2,169 122
AAK AB 6,917 193
Aena SME SA(Þ) 12,378 385
Aeroports de Paris SA 1,950 258
AF Gruppen ASA 9,031 173
Airtac International Group 10,000 362
Alleima AB 5,298 46
AMN Healthcare Services, Inc.(Æ) 32,004 682
Amprius Technologies, Inc.(Æ) 5,590 69
AP Moller - Maersk A/S Class A 51 125
AP Moller - Maersk A/S Class B 206 511
Arcadis NV 1,487 67
Argan, Inc. 374 130
Auckland International Airport, Ltd. 38,780 193
Automatic Data Processing, Inc. 526 130
Avery Dennison Corp. 565 105
BAE Systems PLC 11,865 320
Basler AG(Æ) 16,423 314
Beijing Capital International Airport
Co., Ltd. Class H(Æ)
228,000 77
Bilfinger SE 2,905 408
Boeing Co. (The)(Æ) 990 231
Burckhardt Compression Holding AG 27 19
BWX Technologies, Inc. 2,035 418
Canadian Pacific Kansas City, Ltd. 11,570 860
Canon, Inc. 4,500 136
Cargotec Oyj Class B 1,187 70
CECO Environmental Corp.(Æ) 1,507 102
Cellnex Telecom SA(Þ) 1,870 58
China Communications Services Corp.,
Ltd. Class H
178,886 109
China Tower Corp., Ltd. Class H(Þ) 89,500 129
Cintas Corp. 2,887 552
Comer Industries SpA 774 47
Contemporary Amperex Technology
Co., Ltd. Class A
10,200 516
Contemporary Amperex Technology
Co., Ltd. Class H
10,147 635
Cross Country Healthcare, Inc.(Æ) 51,869 483
CSX Corp. 14,823 560
Custom Truck One Source, Inc.(Æ) 97,865 618
Dai Nippon Printing Co., Ltd. 10,600 190
Denso Corp. 2,700 37
Deutsche Post AG 18,557 1,042
DL E&C Co., Ltd. 5,476 169
Drax Group PLC 8,213 101
Dynavox Group AB(Æ) 9,672 95
Eiffage SA 564 83
Elecnor SA 6,668 213
Element Fleet Management Corp. 6,344 161
Embraer SA - ADR 5,276 388
EMCOR Group, Inc. 559 403
Equifax, Inc. 2,357 475
ESCO Technologies, Inc. 210 48
Eve Energy Co., Ltd. Class A 19,900 183
Exosens SAS 3,309 211
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
FedEx Corp. 919 296
FLSmidth & Co. A/S 6,300 541
Flughafen Zurich AG 689 214
FTAI Aviation, Ltd. 335 91
Fukuda Corp. 400 20
Gartner, Inc.(Æ) 386 81
General Dynamics Corp. 2,256 792
Getlink SE 25,569 506
GMR Airports, Ltd.(Æ) 300,707 307
Graco, Inc. 5,349 467
Grupo Aeroportuario del Pacifico SAB
de CV Class B
14,518 399
Grupo Aeroportuario del Sureste SAB
de CV Class B
5,991 207
Guangshen Railway Co., Ltd. Class H 174,000 49
HD Hyundai Electric Co., Ltd. 1,406 870
HEICO Corp. Class A 621 158
Herc Holdings, Inc. Class W 725 104
Holley, Inc.(Æ) 185,233 713
Honeywell International, Inc. 956 217
Howmet Aerospace, Inc. 798 166
Huaming Power Equipment Co., Ltd.
Class A
59,800 257
Hyundai Engineering & Construction
Co., Ltd.
3,917 281
Inficon Holding AG 1,455 229
Infrastrutture Wireless Italiane SpA(Þ) 2,232 20
InterGlobe Aviation, Ltd.(Þ) 9,940 497
International Consolidated Airlines
Group SA
34,646 198
International Container Terminal
Services, Inc.
43,260 473
Interpump Group SpA 4,131 239
Intertek Group PLC 13,734 840
Jacobs Solutions, Inc. 1,056 143
Japan Airport Terminal Co., Ltd. 6,000 188
JET2 PLC 6,205 105
Jiangsu Hengli Hydraulic Co., Ltd.
Class A
40,200 621
JSW Infrastructure, Ltd. 52,208 147
Kamigumi Co., Ltd. 1,300 45
Konecranes Oyj 916 108
Korean Air Lines Co., Ltd. 2,948 48
L3Harris Technologies, Inc. 462 158
Leader Harmonious Drive Systems Co.,
Ltd. Class A
19,698 652
Lens Technology Co., Ltd. Class H 39,318 146
Leonardo SpA 864 57
Littelfuse, Inc. 3,037 983
Localiza Rent a Car SA(Æ) 37,223 342
Logitech International SA 463 40
Luks Group Vietnam Holdings Co.,
Ltd.
224,000 26
Mama's Creations, Inc.(Æ) 13,097 198
Marten Transport, Ltd. 45,342 558
MasTec, Inc.(Æ) 1,071 258
Maximus, Inc. 6,813 643
Mercury Systems, Inc.(Æ) 1,631 153
Mesa Laboratories, Inc. 6,626 522
Mettler-Toledo International, Inc.(Æ) 413 567
Mitsui OSK Lines, Ltd. 4,700 147

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
456 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Sindall Group PLC 3,567 241
MTR Corp., Ltd. 43,500 193
MYR Group, Inc.(Æ) 3,243 811
Nestle SA 9,065 862
Nexi SpA(Þ) 26,863 115
Nextpower, Inc. Class A(Æ) 3,151 369
Ningbo Tuopu Group Co.,Ltd. Class A 22,500 235
Norfolk Southern Corp. 519 151
Otis Worldwide Corp. 6,632 566
Pan Ocean Co., Ltd. 33,535 110
Paychex, Inc. 1,045 108
PHA Co., Ltd. 2,544 21
Proficient Auto Logistics, Inc.(Æ) 65,063 656
Regal Rexnord Corp. 4,283 692
Republic Services, Inc. Class A 740 159
Rollins, Inc. 3,020 191
Rumo SA 9,172 26
Samsung Heavy Industries Co., Ltd.
(Æ)
15,718 323
Samyang Foods Co., Ltd. 221 181
Sany Heavy Industry Co., Ltd. Class
H(Æ)
51,547 157
Scorpio Tankers, Inc. 7,504 477
Siemens Energy AG 2,057 352
SITC International Holdings Co., Ltd. 12,000 45
Spirax Group PLC 6,897 687
Star Bulk Carriers Corp. 41,792 959
Sterling Infrastructure, Inc.(Æ) 353 126
Sulzer AG 564 121
Sung Kwang Bend Co., Ltd. 4,973 112
TAT Technologies, Ltd.(Æ) 4,164 212
Tecnicas Reunidas SA(Æ) 5,161 195
Teledyne Technologies, Inc.(Æ) 233 144
Textron, Inc. 1,373 121
Thales SA 638 194
TransDigm Group, Inc. 558 797
Transurban Group(Æ) 40,784 395
TrueBlue, Inc.(Æ) 68,491 367
Tutor Perini Corp. 14,358 1,133
Union Pacific Corp. 909 214
United Parcel Service, Inc. Class B 1,538 163
V2X, Inc.(Æ) 11,403 785
Veralto Corp. 1,543 153
Verisk Analytics, Inc. Class A 556 121
Vertiv Holdings Co. Class A 4,133 769
Vinci SA 1,270 183
Volution Group PLC 22,982 202
Wartsila Oyj Abp Class B 3,634 147
Waste Connections, Inc. 1,037 174
Waste Management, Inc. 2,396 532
WEG SA 67,380 662
West Japan Railway Co. 7,200 147
WSP Global, Inc. 898 174
47,129
Technology - 14.6%
8x8, Inc.(Æ) 227,542 378
AAC Technologies Holdings, Inc. 99,500 468
Accenture PLC Class A 1,251 330
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Accton Technology Corp. 2,000 71
Adobe, Inc.(Æ) 1,591 467
Advanced Micro Devices, Inc.(Æ) 102 24
Advantest Corp. 3,000 492
Airbnb, Inc. Class A(Æ) 6,937 897
Airtel Africa PLC(Þ) 16,100 71
Aixtron SE 8,578 197
Akamai Technologies, Inc.(Æ) 930 90
Alchip Technologies, Ltd. 1,000 99
Alfa Financial Software Holdings
PLC(Þ)
14,743 43
Alphabet, Inc. Class A 16,329 5,519
Alphabet, Inc. Class C 7,731 2,617
Appian Corp. Class A(Æ) 1,082 30
Apple, Inc. 29,138 7,561
Applied Materials, Inc. 3,155 1,017
AQ Group AB 7,710 170
Asia Vital Components Co., Ltd. 12,000 558
ASML Holding NV 1,397 1,985
Assa Abloy AB Class B 14,967 605
Astera Labs, Inc.(Æ) 442 67
Autodesk, Inc.(Æ) 520 131
Baidu, Inc. Class A(Æ) 22,400 432
Bilibili, Inc. Class Z(Æ) 9,760 335
Booking Holdings, Inc. 91 455
Broadcom, Inc. 7,898 2,617
Cambricon Technologies Corp., Ltd.
Class A(Æ)
2,470 449
CGI, Inc. 1,952 167
Check Point Software Technologies,
Ltd.(Æ)
1,672 300
Ciena Corp.(Æ) 158 40
Cisco Systems, Inc. 7,335 574
Cognizant Technology Solutions Corp.
Class A
4,045 332
Constellation Software, Inc. 76 140
Credo Technology Group Holding, Ltd.
(Æ)
771 97
Dassault Systemes SE 5,560 153
Elmos Semiconductor SE 1,677 229
Evolv Technologies Holdings, Inc.(Æ) 2,373 15
Extreme Networks, Inc.(Æ) 5,173 75
GDS Holdings, Ltd. Class A(Æ) 41,700 235
Graham Corp.(Æ) 1,926 135
Hewlett Packard Enterprise Co. 8,136 175
Hon Hai Precision Industry Co., Ltd. 149,000 1,045
Horizon Robotics(Æ) 180,997 192
Infineon Technologies AG 4,691 232
Infosys, Ltd. - ADR 1,772 31
International Business Machines Corp. 855 262
Intuit, Inc. 598 298
INVISIO AB 6,480 190
JFrog, Ltd.(Æ) 2,396 131
Kanzhun, Ltd. - ADR 12,616 234
Kardex Holding AG 386 136
Keyence Corp. 2,800 1,023
Kioxia Holdings Corp.(Æ) 600 83
Lam Research Corp. 4,463 1,042
Lasertec Corp. 1,900 449
Leidos Holdings, Inc. 1,046 197

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 457
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LG Corp. Class H 4,346 277
LightPath Technologies, Inc. Class
A(Æ)
11,541 120
Lumentum Holdings, Inc. Class E(Æ) 841 330
MakeMyTrip, Ltd.(Æ) 7,990 498
MediaTek, Inc. 8,000 447
Meta Platforms, Inc. Class A 3,582 2,567
Micron Technology, Inc. 1,314 545
Microsoft Corp. 14,700 6,325
Motorola Solutions, Inc. 648 261
MSCI, Inc. Class A 1,474 898
Mycronic AB 8,750 203
NAVER Corp. 1,282 242
NCAB Group AB 12,285 63
NCR Voyix Corp.(Æ) 101,075 1,003
Nice, Ltd.(Æ) 2,547 271
Nokia Oyj 65,422 421
NVIDIA Corp. 24,609 4,704
NXP Semiconductors NV 1,300 294
Obic Co., Ltd. 4,500 125
ON Semiconductor Corp.(Æ) 2,229 133
Onto Innovation, Inc.(Æ) 4,185 846
Oracle Corp. 2,168 357
Orange SA 12,739 238
Otsuka Corp. 4,900 97
Palantir Technologies, Inc. Class A(Æ) 3,191 468
PAX Global Technology, Ltd. 27,000 17
Pegasystems, Inc. 983 43
QUALCOMM, Inc. 4,393 666
Rambus, Inc.(Æ) 772 88
Red Violet, Inc.(Æ) 3,583 163
Renesas Electronics Corp. 19,800 331
ROBLOX Corp. Class A(Æ) 4,138 272
Roper Technologies, Inc. 552 205
Samsung Electronics Co., Ltd. 39,597 4,423
Shopify, Inc. Class A(Æ) 241 32
Signify NV(Þ) 27,897 592
Silicon Motion Technology Corp.
- ADR
9,484 1,128
SiTime Corp.(Æ) 530 192
SK Hynix, Inc. 3,026 1,916
SoftBank Corp. 360,000 487
Sony Group Corp. 9,200 204
STMicroelectronics NV 5,174 145
SUSS MicroTec SE 7,862 464
Synopsys, Inc.(Æ) 617 287
Taiwan Semiconductor Manufacturing
Co., Ltd.
120,000 6,744
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
10,927 3,612
Take-Two Interactive Software, Inc.(Æ) 1,628 359
TE Connectivity PLC 930 207
Telefonaktiebolaget LM Ericsson Class
B
41,729 454
Teradata Corp.(Æ) 56,351 1,607
Tokyo Electron, Ltd. 1,300 348
Trip.com Group, Ltd. - ADR 6,639 407
Tyler Technologies, Inc.(Æ) 263 97
Uber Technologies, Inc.(Æ) 12,276 983
Ultra Clean Holdings, Inc.(Æ) 27,390 1,196
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
VeriSign, Inc. 587 143
Victory Giant Technology Huizhou Co.,
Ltd. Class A
3,100 118
Vodafone Group PLC 212,417 312
Wix.com, Ltd.(Æ) 960 83
86,445
Utilities - 3.4%
Ameren Corp. 1,814 187
American Electric Power Co., Inc. 4,002 479
AT&T, Inc. 18,343 481
Axia Energia 13,343 138
Bharti Airtel, Ltd. 61,397 1,314
BKV Corp.(Æ) 62,744 1,867
Brookfield Renewable Corp. 602 25
Canadian Natural Resources, Ltd. 7,548 281
CGN Power Co., Ltd. Class H(Þ) 251,000 105
Cheniere Energy, Inc. 1,173 248
China Gas Holdings, Ltd. 38,800 38
Chunghwa Telecom Co., Ltd. 127,000 539
CLP Holdings, Ltd. 7,500 71
CMS Energy Corp. 2,024 145
ConocoPhillips 2,092 218
Consolidated Edison, Inc. 2,480 264
Constellation Energy Corp. 366 103
Deutsche Telekom AG 20,164 673
Dominion Energy, Inc. 1,171 70
DT Midstream, Inc. 1,386 175
DTE Energy Co. 1,059 142
Duke Energy Corp. 3,384 411
Edison International 5,430 338
EDP SA 39,406 202
Elisa Oyj 2,575 114
Emera, Inc. 3,606 179
Empresa Nacional de
Telecomunicaciones SA
28,811 155
Enbridge, Inc. 6,860 335
Engie SA 9,932 296
ENN Energy Holdings, Ltd. 6,400 55
Evergy, Inc. 476 36
Eversource Energy 2,530 175
EVN AG 3,554 120
Exelon Corp. 6,485 290
Expand Energy Corp. 1,292 145
Federal Grid Co. - Rosseti PJSC(Æ)(Š) 381,588,279 —
FirstEnergy Corp. 3,417 162
Fortis, Inc. 3,360 179
Gaztransport Et Technigaz SA 1,336 288
Hera SpA 28,956 143
Iberdrola SA 10,083 226
Inpex Corp. 14,600 328
JSW Energy, Ltd. 26,443 132
KDDI Corp. 15,400 259
Keyera Corp. 4,845 164
Koninklijke KPN NV 36,782 179
Korea Electric Power Corp. 5,221 212
KT Corp. - ADR 11,664 244
LG Uplus Corp. 53,436 594
MTN Group, Ltd. 30,142 338

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
458 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
National Grid PLC 66,437 1,127
NextEra Energy, Inc. 3,078 271
NTT, Inc. 242,000 243
Orsted A/S Class A(Æ)(Þ) 4,932 111
PG&E Corp. 11,148 172
Power Assets Holdings, Ltd. 23,000 179
Public Service Enterprise Group, Inc. 2,050 169
Redeia Corp. SA 7,131 123
Rogers Communications, Inc. Class B 5,739 217
RusHydro PJSC(Æ)(Š) 104,654,642 —
RWE AG 1,899 120
Sempra 5,454 475
Southern Co. (The) 1,654 148
TC Energy Corp. 3,833 225
Telefonica SA 45,189 183
Telstra Group, Ltd. 57,808 196
TELUS Corp. 10,641 148
T-Mobile US, Inc. 1,487 293
UGI Corp. 1,618 65
United Utilities Group PLC 17,394 297
Veolia Environnement SA 20,766 778
Verizon Communications, Inc. 12,666 564
WEC Energy Group, Inc. 963 107
Xcel Energy, Inc. 4,254 324
20,397
Total Common Stocks
(cost $297,423) 392,113
Preferred Stocks - 0.3%
Consumer Discretionary - 0.0%
Porsche Automobil Holding SE
5.297% (Ÿ) 3,491 150
Consumer Staples - 0.0%
Henkel AG & Co. KGaA
2.440% (Ÿ) 1,392 122
Energy - 0.0%
Petroleo Brasileiro SA - Petrobras
7.353% (Ÿ) 38,769 278
Financial Services - 0.1%
Itau Unibanco Holding SA
6.395% (Ÿ) 34,857 301
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
2.263% (Ÿ) 1,125 119
Producer Durables - 0.2%
Danieli & C Officine Meccaniche SpA
0.692% (Ÿ) 9,882 509
Jungheinrich AG
2.264% (Ÿ) 5,113 221
KSB SE & Co. KGaA
2.478% (Ÿ) 227 289
Localiza Rent a Car SA
0.000% (Æ) 1,431 13
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1,032
Utilities - 0.0%
Axia Energia
0.000% (Æ) 3,507 35
Total Preferred Stocks
(cost $1,473) 2,037
Short-Term Investments - 2.6%
U.S. Cash Management Fund(@) 15,365,591
(∞)
15,362
Total Short-Term Investments
(cost $15,362) 15,362
Total Investments - 93.1%
(identified cost $453,891) 552,005
Other Assets and Liabilities,
Net - 6.9%
40,728
Net Assets - 100.0%
592,733

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 459
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
14.9%
Abu Dhabi Government International Bond 11/02/22 367,000 68.24 250
256
Abu Dhabi Government International Bond 09/25/25 525,000 99.10 520
516
Abu Dhabi Government International Bond 12/30/25 200,000 95.16 190
190
Aegea Finance SARL 09/25/25 200,000 99.94 200
195
Aena SME SA 04/27/20 EUR 12,378 17.58 218
385
Airtel Africa PLC 09/09/25 GBP 16,100 3.28 53
71
Akeso, Inc. 07/21/25 HKD 5,000 17.88 89
71
Alfa Financial Software Holdings PLC 11/19/25 GBP 14,743 2.93 43
43
Allegro.eu SA 03/20/25 PLN 13,502 8.02 108
111
Ally Bank Auto Credit-Linked Notes 10/30/25 2,684,670 100.00 2,685
2,683
Amundi SA 09/03/25 EUR 778 72.85 57
69
Angolan Government International Bond 10/07/25 263,000 100.00 263
265
Bahrain Government International Bond 09/11/24 223,000 103.38 230
228
Bahrain Government International Bond 10/01/25 224,000 100.00 224
216
Bolivia Government International Bond 12/07/23 119,000 66.05 79
112
BRCK Trust 11/26/25 750,000 100.00 750
760
BX Commercial Mortgage Trust 10/27/25 2,358,000 100.03 2,359
2,358
Carlyle Euro CLO DAC 10/30/25 EUR 3,000,000 115.64 3,469
3,572
CBB International Sukuk Programme Co. WLL 01/27/26 305,000 100.00 305
306
Cellnex Telecom SA 11/10/23 EUR 1,870 32.97 62
58
CGN Power Co., Ltd. 09/30/22 HKD 251,000 0.21 54
105
China Government International Bond 11/05/25 213,000 99.84 213
215
China International Capital Corp., Ltd. 05/17/24 HKD 322,800 2.09 675
882
China Tower Corp., Ltd. 02/27/25 HKD 89,500 1.31 117
129
CIFC Funding, Ltd. 10/27/25 2,380,000 100.44 2,390
2,402
COOPR Residential Mortgage Trust 10/31/25 1,800,000 100.00 1,800
1,781
Corp. Nacional del Cobre de Chile 01/08/25 200,000 99.96 200
214
Corp. Nacional del Cobre de Chile 04/28/25 200,000 101.34 203
214
Costa Rica Government International Bond 09/08/25 298,000 103.89 310
311
Cracker Barrel Old Country Store, Inc. 12/18/25 670,000 80.07 536
538
Cryoport, Inc. 12/19/25 951,000 95.73 910
912
CVC Cordatus Loan Fund XVIII DAC 10/29/25 EUR 2,000,000 116.00 2,320
2,371
Dominican Republic International Bond 05/12/25 450,000 100.40 452
480
Dominican Republic International Bond 10/22/25 298,000 100.00 298
297
Ecuador Government International Bond 01/28/25 88,428 62.82 56
81
Ecuador Government International Bond 01/26/26 331,000 100.00 331
335
Ecuador Government International Bond 01/26/26 200,000 100.00 200
205
EDO Sukuk, Ltd. 06/03/25 311,000 101.15 315
323
Egypt Government International Bond 04/11/24 617,000 76.95 475
596
Egypt Government International Bond 10/03/25 200,000 106.50 213
218
El Salvador Government International Bond 07/09/25 300,000 105.88 318
340
Elmwood CLO, Ltd. 11/04/25 3,000,000 100.00 3,000
3,029
Export-Import Bank of India 09/20/22 116,000 86.44 100
104
Export-Import Bank of India 11/06/24 200,000 93.33 187
192
FIGRE Trust 11/21/25 1,436,318 100.00 1,436
1,447
Ghana Government International Bond 10/10/24 19,010 90.40 17
19
Ghana Government International Bond 11/20/24 214,375 92.21 198
210
GS Mortgage-Backed Securities Trust 10/27/25 1,150,000 100.00 1,150
1,189
Halyk Savings Bank of Kazakhstan JSC 03/14/22 6,782 18.62 126
218
Harvia Oyj 11/19/25 EUR 3,708 46.49 172
180
Hazine Mustesarligi Varlik Kiralama AS 06/24/25 555,000 99.62 553
579
Hungary Government International Bond 07/19/23 204,000 101.00 206
211
Hungary Government International Bond 06/16/25 200,000 99.53 199
205
Hungary Government International Bond 10/20/25 325,000 103.08 335
332
Industrial Subordinated Trust 01/08/26 200,000 99.79 200
203
Infrastrutture Wireless Italiane SpA 10/09/20 EUR 2,232 10.92 24
20
Innovent Biologics, Inc. 11/08/24 HKD 54,500 5.92 323
569
InterGlobe Aviation, Ltd. 06/10/22 INR 9,940 27.49 273
497
Ivory Coast Government International Bond 03/25/25 200,000 97.63 195
213
Jordan Government International Bond 04/04/23 46,000 99.32 46
48
Jordan Government International Bond 10/07/25 200,000 104.56 209
210
JPMorgan Mortgage Trust 11/21/25 1,041,900 100.00 1,042
1,063
JPMorgan Mortgage Trust 12/12/25 2,554,965 100.00 2,555
2,567
Kazakhstan Government International Bond 06/24/25 272,000 100.00 272
274
Khazanah Global Sukuk Bhd 12/17/25 200,000 101.46 203
203
Kinbane DAC 11/18/25 EUR 2,350,000 116.39 2,735
2,792
Kingston Airport Revenue Finance, Ltd. 09/25/24 200,000 99.97 200
204
Kuaishou Technology 06/10/22 HKD 61,100 6.78 414
632

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
460 Multi-Asset Strategy Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Kuwait International Government Bond 09/30/25 200,000 100.00 200
197
Lebanon Government International Bond 10/31/22 657,000 13.55 89
192
Lebanon Government International Bond 07/18/25 27,000 24.38 7
8
Lenta International Co. PJSC 12/17/18 105,913 — 328
—
Lodha Developers, Ltd. 04/05/24 INR 3,731 13.89 52
39
Longfor Group Holdings, Ltd. 08/11/23 HKD 480,500 1.45 699
635
Madison Park Funding, Ltd. 11/06/25 3,000,000 100.00 3,000
3,026
Match Group Financeco, Inc. 11/01/23 198,000 97.83 194
196
Match Group Financeco, Inc. 11/24/25 1,284,000 89.81 1,153
1,158
Mazoon Assets Co. SAOC 08/12/25 250,000 101.26 253
254
Medacta Group SA 11/19/25 CHF 1,007 186.62 188
215
Medartis Holding AG 11/19/25 CHF 1,167 93.28 109
136
Meituan 01/28/26 HKD 24,800 12.48 309
307
MHP SE 03/10/17 15,792 9.37 148
135
Mobiliare Latam SA / Mobiliare Latam Mexico SA de CV 11/03/25 200,000 98.67 197
198
Morocco Government International Bond 12/08/25 200,000 108.37 217
215
NAC Kazatomprom JSC 10/15/19 2,842 13.29 38
234
Nexi SpA 07/21/25 EUR 26,863 6.06 163
115
Nigeria Government International Bond 09/10/25 251,000 107.84 271
284
Nigeria Government International Bond 11/05/25 200,000 100.00 200
213
OCP Euro CLO DAC 11/12/25 EUR 3,000,000 116.12 3,483
3,578
Oman Sovereign Sukuk Co. 10/09/25 200,000 100.00 200
197
Orsted A/S 10/03/25 DKK 4,932 18.17 90
111
Pakistan Global Sukuk Programme Co., Ltd. (The) 09/03/25 215,000 99.96 215
223
Paraguay Government International Bond 06/12/25 200,000 101.22 202
209
Pertamina Hulu Energi PT 05/14/25 303,000 100.00 303
308
Perusahaan Penerbit SBSN Indonesia III 07/16/25 376,000 100.00 376
377
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 01/27/26 200,000 99.62 199
199
Petroleos de Venezuela SA 01/15/25 462,700 29.24 135
139
Petroleos de Venezuela SA 12/16/25 13,300 29.50 4
5
Petroleos de Venezuela SA 01/08/26 226,306 29.84 67
69
Petroleos del Peru SA 09/20/22 216,000 65.78 142
145
Petronas Capital, Ltd. 03/26/25 269,000 100.00 269
279
Petronas Capital, Ltd. 09/10/25 200,000 103.36 207
206
Porch Group, Inc. 06/10/25 711,000 96.66 687
718
PRET LLC 11/19/25 1,500,000 100.00 1,500
1,502
Province of Santa Fe 12/04/25 66,000 98.52 65
64
PRPM LLC 11/18/25 1,563,000 96.30 1,505
1,496
PRPM LLC 11/18/25 1,100,000 99.38 1,093
1,094
PRPM LLC 11/25/25 2,894,000 95.50 2,764
2,755
PRPM LLC 12/18/25 1,000,000 95.28 953
942
RCKT Mortgage Trust 11/13/25 2,900,000 100.00 2,900
2,887
Repay Holdings Corp. 05/22/23 415,000 100.00 415
414
Republic of Kenya Government International Bond 09/16/25 226,000 107.32 242
249
Republic of South Africa Government International Bond 12/16/25 747,000 98.21 734
724
Republic of Uzbekistan Government International Bond 02/12/25 223,000 85.24 190
207
Rexford Industrial Realty, LP 01/05/26 1,140,000 99.89 1,139
1,143
Romanian Government International Bond 04/29/25 380,000 99.88 380
422
Romanian Government International Bond 06/12/25 294,000 87.14 256
268
Romanian Government International Bond 07/09/25 142,000 99.90 142
146
Saudi Government International Bond 11/13/25 461,000 101.93 470
467
Saudi Government International Bond 01/05/26 539,000 98.11 529
525
Saudi Government International Bond 01/05/26 316,000 99.65 315
315
SBI Life Insurance Co., Ltd. 01/24/25 INR 9,256 18.75 174
201
Senegal Government International Bond 02/27/25 200,000 80.13 160
115
Signify NV 09/02/22 EUR 27,897 24.56 685
592
Sociedad Quimica y Minera de Chile SA 01/14/26 200,000 100.00 200
199
Sri Lanka Government International Bond 12/20/24 101,353 70.33 71
100
Sri Lanka Government International Bond 12/20/24 44,658 70.78 32
44
Sri Lanka Government International Bond 12/20/24 233,688 72.12 169
191
Stannaway Park CLO DAC 10/30/25 EUR 4,000,000 115.64 4,626
4,763
TORY Commercial Mortgage Trust 01/09/26 753,000 100.00 753
755
Ukraine Government International Bond 08/30/24 368,665 52.51 212
207
Ukraine Government International Bond 10/15/25 136,000 44.30 60
66
Ukraine Government International Bond 01/13/26 200,000 78.39 156
159
Vantage Data Centers Jersey Borrower Spv, Ltd. 11/20/25 GBP 800,000 130.70 1,046
1,096
VDCM Commercial Mortgage Trust 10/30/25 2,600,000 102.24 2,658
2,654
Venezuela Government International Bond 07/30/24 320,400 16.88 54
110

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 461
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Venezuela Government International Bond 03/07/25 37,900 18.50 7
17
Venezuela Government International Bond 05/21/25 192,300 20.86 40
73
WuXi AppTec Co., Ltd. 12/19/24 HKD 31,600 7.92 250
453
XPLR Infrastructure, LP 09/02/25 1,427,000 98.82 1,410
1,411
Yellow Cake PLC 07/08/19 GBP 18,378 2.64 49
172
Zalando SE 07/11/25 EUR 32,779 31.78 1,042
948
Zambia Government International Bond 06/28/24 55,151 89.09 49
54
Zambia Government International Bond 07/10/25 47,373 92.90 44
46
Ziff Davis, Inc. 10/16/25 784,000 96.96 760 769
88,159
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar Currency Futures 34 USD 2,370 03/26
119
British Pound Currency Futures 30 USD 2,568 03/26
69
CAC40 Euro Index Futures 8 EUR 651 02/26
(22)
Commonwealth 10 Year Bond Futures 173 AUD 18,883 03/26
13
DAX Index Futures 3 EUR 1,846 03/26
15
Euro Currency Futures 20 USD 2,973 03/26
49
FTSE 100 Index Futures 26 GBP 2,649 03/26
167
FTSE/MIB Index Futures 3 EUR 685 03/26
25
Hang Seng Index Futures 3 HKD 4,125 02/26
13
IBEX 35 Index Futures 3 EUR 536 02/26
6
Japanese Yen Currency Futures 43 USD 3,490 03/26
(18)
Long Gilt Futures 70 GBP 6,360 03/26
5
MSCI Emerging Markets Index Futures 146 USD 11,102 03/26
940
New Zealand Dollar Currency Futures 50 USD 3,022 03/26
120
Norwegian Krone Currency Futures 27 USD 5,617 03/26
301
OMXS30 Index Futures 9 SEK 2,724 02/26
4
S&P 500 E-Mini Index Futures 245 USD 85,330 03/26
999
S&P/TSX 60 Index Futures 14 CAD 5,188 03/26
(1)
SPI 200 Index Futures 10 AUD 2,207 03/26
34
TOPIX Index Futures 21 JPY 751,170 03/26
275
United States 2 Year Treasury Note Futures 483 USD 100,702 03/26
(101)
United States 5 Year Treasury Note Futures 787 USD 85,728 03/26
(616)
United States 10 Year Treasury Note Futures 183 USD 20,465 03/26
(267)
United States Treasury Ultra Bond Futures 92 USD 10,804 03/26 (250)
Short Positions
British Pound Currency Futures 120 USD 10,273 03/26
(245)
Euro Currency Futures 68 USD 10,109 03/26
(137)
EURO STOXX 50 Index Futures 285 EUR 16,960 03/26
(615)
Euro-Bund Futures 85 EUR 10,894 03/26
50
FTSE 100 Index Futures 60 GBP 6,113 03/26
(350)
Hang Seng Index Futures 138 HKD 189,750 02/26
(616)
Japanese 10 Year Government Bond Futures 19 JPY 2,500,590 03/26
202
Japanese Yen Currency Futures 31 USD 2,516 03/26
(18)
MSCI Emerging Markets Index Futures 400 USD 30,416 03/26
(2,699)
Russell 2000 E-Mini Index Futures 431 USD 56,560 03/26
(1,105)
S&P/TSX 60 Index Futures 19 CAD 7,041 03/26
1
Swedish Krona Currency Futures 39 USD 8,795 03/26
(412)

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
462 Multi-Asset Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Swiss Franc Currency Futures 53 USD 8,622 03/26
(284)
United States 2 Year Treasury Note Futures 52 USD 10,842 03/26
13
United States 5 Year Treasury Note Futures 131 USD 14,270 03/26 76
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (4,260)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 117 ZAR 1,861 02/02/26 (2)
Bank of America AED 281 USD 77 02/03/26 —
Bank of America AUD 506 USD 353 02/03/26 1
Bank of America CAD 821 USD 603 02/02/26 —
Bank of America CHF 560 USD 726 02/03/26 2
Bank of America DKK 1,214 USD 193 02/03/26 —
Bank of America EUR 1,330 USD 1,579 02/03/26 3
Bank of America EUR 52 USD 60 02/11/26 (1)
Bank of America GBP 652 USD 893 02/03/26 2
Bank of America HKD 16,366 USD 2,096 02/03/26 1
Bank of America ILS 161 USD 52 02/02/26 —
Bank of America JPY 129,903 USD 843 02/03/26 3
Bank of America MXN 3,995 USD 229 02/03/26 —
Bank of America NZD 78 USD 47 02/03/26 —
Bank of America SEK 5,541 USD 624 02/03/26 2
Bank of America SGD 381 USD 300 02/03/26 1
Bank of America ZAR 2,194 USD 138 02/02/26 2
Bank of America ZAR 4,812 USD 299 02/04/26 1
BNP Paribas GBP 808 USD 1,088 02/18/26 (18)
Goldman Sachs HKD 25,448 USD 3,278 03/18/26 16
HSBC EUR 58 USD 69 02/11/26 —
HSBC EUR 3,026 USD 3,533 02/11/26 (55)
HSBC EUR 5,000 USD 5,819 02/11/26 (110)
JPMorgan Chase EUR 39 USD 46 02/11/26 —
Morgan Stanley EUR 2,368 USD 2,741 02/11/26 (66)
Morgan Stanley EUR 3,993 USD 4,707 02/11/26 (28)
State Street USD 26 AUD 37 02/02/26 —
State Street USD 18 JPY 2,744 02/02/26 —
State Street USD 18 JPY 2,791 02/02/26 —
State Street JPY 3,868 USD 25 02/02/26 —
UBS HKD 25,448 USD 3,279 03/18/26 16
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (230)
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
Schaeffler AG
Bank of
America 1.174% EUR 175 (5.000%)
(2)
12/20/29 (21) (9) (30)
Total Open Corporate Issues - Purchase Protection Contracts (21) (9) (30)

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 463
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA Emerging Markets
Index Bank of America USD 23,500 (1.000%)
(2)
12/20/30 529 (275) 254
Total Open Credit Indices - Purchase Protection Contracts 529 (275) 254
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
Schaeffler AG
Bank of
America 1.174% EUR 175 5.000%
(2)
12/20/29 24 6 30
Total Open Corporate Issues - Sell Protection Contracts 24 6 30
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA High Yield Index Bank of America USD 18,315 5.000%
(2)
12/20/30 1,385 257 1,642
Total Open Credit Indices - Sell Protection Contracts 1,385 257 1,642
Total Open Credit Default Swap Contracts (å) 1,917 (21) 1,896
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 13,618 $ —
$ —
$ 13,618
Corporate Bonds and Notes — 60,014 —
—
60,014
International Debt — 36,373 —
—
36,373
Mortgage-Backed Securities — 14,316 —
—
14,316
Non-US Bonds — 18,172 —
—
18,172
Common Stocks
Consumer Discretionary 25,361 27,874 —
—
53,235
Consumer Staples 8,834 5,984 —
—
14,818
Energy 8,440 5,489 —
—
13,929
Financial Services 51,462 41,981 —
—
93,443
Health Care 23,508 9,366 —
—
32,874
Materials and Processing 14,785 15,058 —
—
29,843
Producer Durables 26,493 20,636 —
—
47,129
Technology 57,565 28,880 —
—
86,445

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
464 Multi-Asset Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Utilities 10,812 9,585 —
—
20,397
Preferred Stocks 627 1,410 — — 2,037
Short-Term Investments — — — 15,362 15,362
Total Investments 227,887 308,756 — 15,362 552,005
Other Financial Instruments
Assets
Futures Contracts 3,496 — — — 3,496
Foreign Currency Exchange Contracts 18 32 — — 50
Credit Default Swap Contracts — 1,926 — — 1,926
A
Liabilities
Futures Contracts (7,756) — — — (7,756)
Foreign Currency Exchange Contracts (2) (278) — — (280)
Credit Default Swap Contracts — (30) — — (30)
Total Other Financial Instruments
*
$ (4,244) $ 1,650 $ — $ — $ (2,594)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Angola ................................................................................................
265 0 .1
Argentina ............................................................................................
1,061 0 .2
Australia .............................................................................................
4,598 0 .8
Austria ................................................................................................
150 — **
Bahrain ...............................................................................................
749 0 .1
Belgium ..............................................................................................
1,606 0 .3
Bolivia, Plurinational State of ............................................................
112 — **
Brazil ..................................................................................................
7,116 1 .2
Canada ................................................................................................
11,602 2 .0
Cayman Islands ..................................................................................
8,457 1 .4
Chile ...................................................................................................
1,580 0 .3
China ..................................................................................................
26,212 4 .4
Colombia ............................................................................................
915 0 .2
Congo, the Democratic Republic of the .............................................
401 0 .1

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Strategy Fund 465
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Costa Rica ..........................................................................................
311 0 .1
Denmark .............................................................................................
2,775 0 .5
Dominican Republic ..........................................................................
777 0 .1
Ecuador ..............................................................................................
621 0 .1
Egypt ..................................................................................................
813 0 .1
El Salvador .........................................................................................
340 0 .1
Finland ...............................................................................................
1,606 0 .3
France .................................................................................................
10,017 1 .7
Germany .............................................................................................
13,459 2 .3
Ghana .................................................................................................
252 — **
Greece ................................................................................................
2,110 0 .4
Guatemala ..........................................................................................
401 0 .1
Hong Kong .........................................................................................
5,698 1 .0
Hungary ..............................................................................................
749 0 .1
India ...................................................................................................
9,053 1 .5
Indonesia ............................................................................................
2,820 0 .5
Ireland ................................................................................................
17,706 3 .0
Israel ...................................................................................................
2,181 0 .4
Italy ....................................................................................................
3,219 0 .5
Ivory Coast .........................................................................................
213 — **
Jamaica ...............................................................................................
204 — **
Japan ..................................................................................................
14,947 2 .5
Jersey ..................................................................................................
1,096 0 .2
Jordan .................................................................................................
258 0 .1
Kazakhstan .........................................................................................
726 0 .1
Kenya .................................................................................................
249 — **
Kuwait ................................................................................................
197 — **
Lebanon ..............................................................................................
200 — **
Macao .................................................................................................
238 — **
Malaysia .............................................................................................
798 0 .1
Mexico ...............................................................................................
3,439 0 .6
Monaco ..............................................................................................
477 0 .1
Morocco .............................................................................................
215 — **
Myanmar ............................................................................................
29 — **
Netherlands ........................................................................................
5,156 0 .9
New Zealand ......................................................................................
193 — **
Nigeria ................................................................................................
773 0 .1
Norway ...............................................................................................
839 0 .1
Oman ..................................................................................................
774 0 .1
Pakistan ..............................................................................................
223 — **
Panama ...............................................................................................
783 0 .1
Paraguay .............................................................................................
209 — **
Peru ....................................................................................................
729 0 .1
Philippines ..........................................................................................
1,411 0 .2
Poland ................................................................................................
1,247 0 .2
Portugal ..............................................................................................
376 0 .1

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
466 Multi-Asset Strategy Fund
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Puerto Rico .........................................................................................
1,007 0 .2
Romania .............................................................................................
836 0 .1
Russia .................................................................................................
— — **
Saudi Arabia .......................................................................................
1,307 0 .2
Senegal ...............................................................................................
115 — **
Singapore ...........................................................................................
4,154 0 .7
South Africa .......................................................................................
5,733 1 .0
South Korea .......................................................................................
13,799 2 .3
Spain ..................................................................................................
2,404 0 .4
Sri Lanka ............................................................................................
335 0 .1
Sweden ...............................................................................................
4,569 0 .8
Switzerland ........................................................................................
5,166 0 .9
Taiwan ................................................................................................
15,356 2 .6
Thailand .............................................................................................
1,966 0 .3
Turkey ................................................................................................
1,394 0 .2
Ukraine ...............................................................................................
609 0 .1
United Arab Emirates .........................................................................
1,025 0 .2
United Kingdom .................................................................................
16,290 2 .8
United States ......................................................................................
298,399 50 .4
Uruguay ..............................................................................................
580 0 .1
Uzbekistan ..........................................................................................
207 — **
Venezuela, Bolivarian Republic of ....................................................
412 0 .1
Zambia ...............................................................................................
611 0 .1
Total Investments ............................................................................... 552,005 93 .1
**
Less than .05% of net assets.
Transactions (amounts in thousands) during the period ended January 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 82,709 $ 67,115 $ 134,465 $ 4 $ (1) $ 15,362 $ 409 $ —

Russell Investment Company
Notes to Schedules of Investments — January 31, 2026 (Unaudited)
Notes to Schedules of Investments 467
Footnotes:
Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BDR - Brazilian Depository Receipts
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(æ)
Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(
i)
All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(
Š)
Value was determined using significant unobservable inputs.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index (CPI) or other contractual arrangements.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(¢) Date shown reflects next contractual call date.
(Œ) Unfunded loan agreement.
(Ð) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street.
(0)
Weekly payment frequency.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.

Russell Investment Company
Notes to Schedules of Investments, continued — January 31, 2026 (Unaudited)
468 Notes to Schedules of Investments
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
HICP – Harmonized Index of Consumer Prices
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA – Not Seasonally Adjusted
NSERO – India National Stock Exchange Offered Rate
NVDR - Non-Voting Depository Re c eipt
OBFR - Overnight Bank Funding Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
Foreign Currency Abbreviations:
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON – Romanian new leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH – Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS – Ghanaian cedi PHP - Philippine peso

Russell Investment Company
Notes to Quarterly Report — January 31, 2026 (Unaudited)
Notes to Quarterly Report 469
1. Significant Accounting Policies
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 29 different investment portfolios referred to as funds. This Quarterly Report reports on 24 of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates.
The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies including, but not limited to, Accounting Standards Codification 946.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Funds’ Board of Trustees (“Board”) has designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. However, the Board retains oversight over the valuation process.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange, are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American
Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2026 (Unaudited)
470 Notes to Quarterly Report
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Repurchase Agreements are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
(“NAV”) per share of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing more often (typically daily)
since significant events may occur between the close of foreign markets and the time of pricing of the foreign securities. Although

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2026 (Unaudited)
Notes to Quarterly Report 471
there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing.
For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Multifactor U.S. Equity, Equity Income, Sustainable Aware Equity, U.S. Strategic Equity, U.S. Small Cap Equity, Multifactor
International Equity, International Developed Markets, Global Equity, Tax-Managed U.S. Large Cap, Tax-Managed Real Assets,
Opportunistic Credit, Long Duration Bond, Strategic Bond, Investment Grade Bond, Short Duration Bond, Tax-Exempt Bond,
Global Infrastructure, Multi-Strategy Income and Multi-Asset Strategy Funds had no transfers into or out of Level 3 for the period ended January 31, 2026.
The Emerging Markets, Tax-Managed International Equity and Tax-Exempt High Yield Bond Funds had transfers out of Level 3 into
Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable. The amounts transferred were $1,638,124, $2,421,018 and $260,181, respectively.
The Global Real Estate Securities Fund had transfers out of Level 2 into Level 3 representing financial instruments for which approved vendor sources became unavailable or inputs became unobservable. The amount transferred was $12,840.
The Tax-Managed U.S. Mid & Small Cap Fund had transfers out of Level 1 into Level 3 representing financial instruments for which approved vendor sources became unavailable or inputs became unobservable. The amount transferred was $1,027,557.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes or pricing service prices are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, Earnings Before Interest, Taxes, Depreciation, and Amortization (“EBITDA”)
multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher)
fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower)
fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2026 (Unaudited)
472 Notes to Quarterly Report
Significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy.
Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
2. Related Party Transactions
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. Russell Investments Fund Services, LLC, the Funds’ administrator and transfer agent, charges a 0.05%
administrative fee to the unregistered fund. Each Fund’s investment in the U.S. Cash Management Fund is disclosed within the
Fund’s Schedule of Investments.
3. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and determined no events have occurred that require disclosure except the following:
Effective March 25, 2026, the Sustainable Aware Equity Fund was renamed the Sustainable Equity Fund and changed certain of its investment strategies. In connection with these changes, the Fund changed its:
non-fundamental 80% investment policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities that RIM, the Fund’s adviser, considers to be sustainable;

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2026 (Unaudited)
Notes to Quarterly Report 473
principal investment strategies to (x) invest in equity securities of companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner, (y) incorporate new environmental, social and governance related sustainability goals and (z) no longer employ long-short equity strategies pursuant to which it enters into short sales;
primary benchmark from the Russell 1000® Index to the MSCI ACWI Index;
portfolio managers; and
money managers to engage money managers that focus on sustainability issues.
For additional information regarding the Fund and these changes, please refer to the Fund’s Prospectus and Statement of Additional Information, each dated March 1, 2026.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-annual or annual financial statements and other information and prospectus.

Russell Investment Company
401 Union Street
18
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Seattle, WA 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com